UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents
All Asset All Authority Fund	Municipal Bond Fund

All Asset Fund	MuniGO Fund

California Intermediate Municipal Bond Fund	New York Municipal Bond Fund

California Short Duration Municipal Income Fund	Real Income 2019 Fund

CommodityRealReturn Strategy Fund®	Real Income 2029 Fund

Convertible Fund	Real Return Asset Fund

Developing Local Markets Fund	Real Return Fund

Diversified Income Fund	RealEstateRealReturn Strategy Fund

EM Fundamental IndexPLUSTM TR Strategy Fund	RealRetirement® 2010 Fund

Emerging Local Bond Fund	RealRetirement® 2020 Fund

Emerging Markets and Infrastructure Bond Fund	RealRetirement® 2030 Fund

Emerging Markets Bond Fund	RealRetirement® 2040 Fund

Extended Duration Fund	RealRetirement® 2050 Fund

Floating Income Fund	Short Duration Municipal Income Fund

Foreign Bond Fund (Unhedged)	Short-Term Fund

Foreign Bond Fund (U.S. Dollar-Hedged)	Small Cap StocksPLUS® TR Fund

Fundamental Advantage Total Return Strategy Fund	StocksPLUS® Fund

Fundamental IndexPLUSTM Fund	StocksPLUS® Long Duration Fund

Fundamental IndexPLUSTM TR Fund	StocksPLUS® Total Return Fund

Global Advantage Strategy Bond Fund	StocksPLUS® TR Short Strategy Fund

Global Bond Fund (Unhedged)	Tax Managed Real Return Fund

Global Bond Fund (U.S. Dollar-Hedged)	Total Return Fund

Global Multi-Asset Fund	Total Return Fund II

GNMA Fund	Total Return Fund III

Government Money Market Fund	Unconstrained Bond Fund

High Yield Fund	Unconstrained Tax Managed Bond Fund

High Yield Municipal Bond Fund	Asset-Backed Securities Portfolio

Income Fund	Developing Local Markets Portfolio

International StocksPLUS® TR Strategy Fund (Unhedged)	Emerging Markets Portfolio

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	High Yield Portfolio

Investment Grade Corporate Bond Fund	International Portfolio

Long Duration Total Return Fund	Investment Grade Corporate Portfolio

Long-Term Credit Fund	Long Duration Corporate Bond Portfolio

Long-Term U.S. Government Fund	Mortgage Portfolio

Low Duration Fund	Municipal Sector Portfolio

Low Duration Fund II	Real Return Portfolio

Low Duration Fund III	Short-Term Floating NAV Portfolio

Moderate Duration Fund	Short-Term Floating NAV Portfolio II

Money Market Fund	Short-Term Portfolio

Mortgage-Backed Securities Fund	U.S. Government Sector Portfolio

Schedule of Investments

All Asset All Authority Fund

December 31, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 113.6%
CommodityRealReturn
Strategy Fund®	25,549,575	$211,550
Convertible Fund	2,390,959	30,293
Developing Local Markets Fund	9,135,603	91,539
Diversified Income Fund	3,006,892	31,903
EM Fundamental IndexPLUSTM TR Strategy Fund	4,068,273	43,246
Emerging Local Bond Fund	4,523,541	44,964
Emerging Markets Bond Fund	5,498,160	56,741
Floating Income Fund	3,032,279	26,745
Foreign Bond Fund (Unhedged)	1,006,676	10,077
Fundamental Advantage Total Return Strategy Fund	82,671,319	372,021
Fundamental IndexPLUSTM Fund	145,545	956
Fundamental IndexPLUSTM TR Fund	2,255,368	12,810
Global Advantage Strategy Bond Fund	5,323,854	58,882
High Yield Fund	8,706,790	76,620
Income Fund	5,209,414	51,261
Investment Grade Corporate Bond Fund	26,990,212	295,003
Long Duration Total Return Fund	12,468,620	132,417
Long-Term Credit Fund	12,634,874	145,301
Long-Term U.S. Government Fund	12,766,214	136,215
Low Duration Fund	4,939,904	50,831
Real Return Asset Fund	57,355,764	629,766
Real Return Fund	18,367,179	198,182
RealEstateRealReturn Strategy Fund	1,691,893	7,766
Short-Term Fund	69	1
Small Cap StocksPLUS® TR Fund	829,553	5,259
StocksPLUS® Fund	148,730	1,181
StocksPLUS® Total Return Fund	294,350	1,943
StocksPLUS® TR Short Strategy Fund	83,750,498	404,515
Total Return Fund	42,037,120	454,001

Total PIMCO Funds (Cost $3,557,464)		3,581,989

Total Investments 113.6% (Cost $3,557,464)		$3,581,989
Other Assets and Liabilities (Net) (13.6%)		(429,128)

Net Assets 100.0%		$3,152,861

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
PIMCO Funds	$3,581,989	$0	$0	$3,581,989

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

All Asset Fund

December 31, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 100.1%
CommodityRealReturn Strategy Fund®	76,739,203	$635,401
Convertible Fund	29,241,382	370,488
Developing Local Markets Fund	34,893,664	349,634
Diversified Income Fund	45,565,597	483,451
EM Fundamental IndexPLUSTM TR Strategy Fund	24,818,323	263,819
Emerging Local Bond Fund	25,379,953	252,277
Emerging Markets Bond Fund	19,563,439	201,895
Floating Income Fund	14,921,300	131,606
Foreign Bond Fund (Unhedged)	807,442	8,082
Fundamental Advantage Total Return Strategy Fund	264,167,355	1,188,753
Fundamental IndexPLUSTM Fund	2,196,674	14,432
Fundamental IndexPLUSTM TR Fund	18,273,803	103,795
Global Advantage Strategy Bond Fund	24,900,045	275,394
High Yield Fund	10,527,903	92,645
Income Fund	25,536,155	251,276
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	13,210,325	117,043
International StocksPLUS® TR Strategy Fund (Unhedged)	7,373,120	45,566
Investment Grade Corporate Bond Fund	154,703,472	1,690,909
Long Duration Total Return Fund	43,480,207	461,760
Long-Term Credit Fund	73,419,463	844,324
Long-Term U.S. Government Fund	47,340,299	505,121
Low Duration Fund	31,701,961	326,213
Real Return Asset Fund	330,520,319	3,629,113
Real Return Fund	76,676,353	827,338
RealEstateRealReturn Strategy Fund	9,569,879	43,926
Short-Term Fund	38,567,177	378,730
Small Cap StocksPLUS® TR Fund	15,372,526	97,462
StocksPLUS® Fund	1,396,556	11,089
StocksPLUS® Total Return Fund	7,237,833	47,770
Total Return Fund	30,033,165	324,358

Total PIMCO Funds (Cost $13,412,362)		13,973,670

Total Investments 100.1% (Cost $13,412,362)		$13,973,670
Other Assets and Liabilities (Net) (0.1%)		(8,418)

Net Assets 100.0%		$13,965,252

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
PIMCO Funds	$13,973,670	$0	$0	$13,973,670

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

California Intermediate Municipal Bond Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.4%
American International Group, Inc.
4.700% due 10/01/2010	$400	$400
8.175% due 05/15/2068	700	467
8.250% due 08/15/2018	100	94
SLM Corp.
4.500% due 07/26/2010	450	448

Total Corporate Bonds & Notes (Cost $1,570)		1,409

MUNICIPAL BONDS & NOTES 97.3%
CALIFORNIA 90.3%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	905	912
Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	287
Baldwin Park, California Unified School District Revenue Notes, Series 2009
0.000% due 08/01/2014	500	407
Bonita, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	125	133
Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,426
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	2,000
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	2,016
California State Bay Area Toll Authority Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	552
California State Department of Water Resources Revenue Bonds, Series 2005
0.200% due 05/01/2020	800	800
California State Department of Water Resources Revenue Bonds, Series 2008
0.200% due 05/01/2018	900	900
California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2014	500	423
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	585
5.000% due 10/01/2013	570	626
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	831
California State Encinitas Union School District General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	970
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,000	1,059
California State Grossmont-Cuyamaca Community College District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2018	500	570
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	563
California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	350	354
California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	288
California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35
California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,416
California State Infrastructure & Economic Development Bank Revenue Bonds, (NPFGC Insured), Series 2005
0.200% due 06/01/2034	600	600
California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	656
California State M-S-R Energy Authority Revenue Bonds, Series 2009
6.500% due 11/01/2039	500	532
California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	2,000	2,122
California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,256
California State Padre Dam Municipal Water District Certificates of Participation Notes, Series 2009
3.000% due 10/01/2012	175	183
California State Pasadena Area Community College District General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	282
5.000% due 08/01/2018	250	283
California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	937
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	500	500
California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	1,000	970
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,084
California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	1,000	1,081
California State Public Works Board Revenue Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,615
California State San Joaquin Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,724
California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 07/01/2018	3,300	2,190
California State Southwestern Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 08/01/2016	400	452
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	812
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (a)	2,150	1,698
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,500	1,502
California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,018
California Statewide Communities Development Authority Revenue Bonds, Series 2002
6.750% due 07/01/2032 (b)	1,245	1,112
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	128
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	400	305
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,000	1,043
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	904
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	506
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	689
5.375% due 09/01/2017	800	787
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	355	337
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	955	855
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,606
El Monte, California School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,461
El Monte, California Union High School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	1,085
Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	773
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2014	125	105
0.000% due 08/01/2015	140	111
Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	905	773
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	500	453
5.250% due 11/15/2018	1,000	1,025
5.250% due 11/15/2019	500	508
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	241
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2009
0.200% due 07/01/2023	700	700
Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 05/15/2016	1,000	1,041
Los Angeles, California Department of Water & Power Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,081
Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	261
Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
4.000% due 03/15/2014	250	270
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,991
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	376
Oakland, California Port Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
5.750% due 11/01/2012	500	507
Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	250	232
Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,025
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	254
Rocklin, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 08/01/2019	1,000	591
Sacramento County, California Sanitation District Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,106
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	485	551
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,341
San Diego, California Redevelopment Agency Tax Allocation Bonds, (XLCA Insured), Series 2004
5.250% due 09/01/2016	1,000	1,038
San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,385
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,200
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,039
San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,204
San Jose, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,024
San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,117
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	785
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,080
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,389
Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	364
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.793% due 05/15/2030	1,500	1,113
University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,245
University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	1,740	1,898
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	389
University of California Revenue Notes, Series 2009
5.000% due 05/15/2016	85	96
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2013	400	357
West Contra Costa, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,088

		90,595

MONTANA 0.4%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	830	437

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	230	220

PUERTO RICO 5.3%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
0.283% due 07/01/2020	1,000	748
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	529
Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,298
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,538
Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	151

		5,264

TEXAS 0.1%
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	84

VIRGIN ISLANDS 1.0%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,011

Total Municipal Bonds & Notes (Cost $97,829)		97,611

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011	5,200	59

Total Convertible Preferred Securities (Cost $390)		59

Total Investments 98.7% (Cost $99,789)		$99,079
Other Assets and Liabilities (Net) 1.3%		1,273

Net Assets 100.0%		$100,352

Notes to Schedule of Investments (amounts in thousands*):

(a) Security becomes interest bearing at a future date.

(b) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,245	$1,112	1.11%

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
California	$0	$90,595	$0	$90,595
Puerto Rico	0	5,264	0	5,264
Other Investments+++	59	3,161	0	3,220

Investments, at value	$59	$99,020	$0	$99,079

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Financial Derivative Instruments++++	$(236)	$0	$0	$0	$236	$0	$0	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

California Short Duration Municipal Income Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.6%
American Express Bank FSB
0.314% due 07/13/2010	$250	$249
American International Group, Inc.
4.700% due 10/01/2010	300	300
5.600% due 10/18/2016	100	83
8.175% due 05/15/2068	100	67
General Electric Capital Corp.
0.452% due 07/27/2012	150	147
Morgan Stanley
2.372% due 05/14/2010	250	252
SLM Corp.
4.500% due 07/26/2010	450	448
Wachovia Bank N.A.
1.172% due 05/14/2010	100	100

Total Corporate Bonds & Notes (Cost $1,592)		1,646

MUNICIPAL BONDS & NOTES 98.6%
CALIFORNIA 96.4%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	521
Alta Loma, California School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2012	400	376
Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2010	2,275	2,319
Brentwood, California Union School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.250% due 08/01/2017	110	120
Brentwood, California Union School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2007
5.250% due 08/01/2016	135	148
Calaveras, California Unified School District General Obligation Notes, (FSA Insured), Series 2009
3.000% due 08/01/2012	560	585
3.000% due 08/01/2013	460	483
Calaveras, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	300	309
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	513
California State Bay Area Toll Authority Revenue Bonds, Series 2007
0.180% due 04/01/2047	1,250	1,250
California State Bay Area Toll Authority Revenue Bonds, Series 2008
0.170% due 04/01/2045	1,000	1,000
California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	100	113
California State Central Contra Costa Sanitation District Certificates of Participation Notes, Series 2009
4.000% due 09/01/2011	1,000	1,054
California State Cerritos Community College District General Obligation Notes, Series 2009
4.000% due 08/01/2011	400	419
California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 05/01/2014	315	348
California State Department of Water Resources Revenue Bonds, Series 2002
0.230% due 05/01/2022	300	300
6.000% due 05/01/2014	3,050	3,405
California State Department of Water Resources Revenue Bonds, Series 2005
0.200% due 05/01/2020	3,540	3,540
0.200% due 05/01/2022	3,400	3,400
California State Department of Water Resources Revenue Notes, (NPFGC-IBC Insured), Series 2002
5.500% due 05/01/2012	700	771
California State Department of Water Resources Revenue Notes, Series 2005
0.200% due 05/01/2011	100	100
California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	855	932
California State Eastern Municipal Water District Revenue Bonds, Series 2008
0.200% due 07/01/2020	1,750	1,750
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.210% due 10/01/2026	500	500
0.210% due 10/01/2036	2,600	2,600
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2011	625	664
5.000% due 11/01/2013	525	579
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013 (a)	200	217
4.000% due 09/01/2014 (a)	220	239
California State General Obligation Bonds, (FSA-CR Insured), Series 2000
5.750% due 03/01/2021	3,000	3,055
California State General Obligation Bonds, (XLCA-ICR Insured), Series 2000
5.750% due 03/01/2020	2,500	2,546
California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	1,455	1,540
California State General Obligation Bonds, Series 2004
5.000% due 07/01/2016	2,000	2,066
California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	3,175	3,254
California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,000	1,090
California State General Obligation Notes, Series 2008
5.000% due 01/01/2011	1,500	1,559
5.000% due 04/01/2015	450	494
California State Health Facilities Financing Authority Revenue Bonds, Series 1998
5.250% due 10/01/2014	3,000	3,034
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.190% due 10/01/2031	2,000	2,000
0.210% due 10/01/2031	1,150	1,150
5.500% due 08/15/2018	250	282
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
0.200% due 09/01/2038	100	100
5.000% due 07/01/2037	1,250	1,300
California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	508
California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,108
California State Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2010	500	503
5.000% due 03/01/2011	1,000	1,036
5.000% due 08/15/2011	1,000	1,046
5.000% due 03/01/2014	250	266
5.000% due 08/15/2014	350	377
California State Housing Finance Agency Revenue Bonds, Series 2008
0.200% due 08/01/2040	155	155
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
3.750% due 12/01/2018	2,000	2,026
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.200% due 09/01/2038	725	725
California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,250	1,420
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
5.000% due 02/01/2014	750	822
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2009
0.180% due 12/01/2016	600	600
California State Los Angeles Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	258
3.000% due 08/01/2012	500	523
California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	282
California State M-S-R Public Power Agency Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2011	510	534
California State Municipal Finance Authority Certificates of Participation Notes, Series 2009
3.000% due 02/01/2011	500	499
California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,620
California State OMWD Financing Authority Revenue Notes, Series 2009
3.000% due 06/01/2012	160	168
California State Padre Dam Municipal Water District Certificates of Participation Notes, Series 2009
2.000% due 10/01/2010	200	202
3.000% due 10/01/2011	200	207
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	3,500	3,500
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	149
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	293
California State Public Works Board Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 10/01/2017	380	398
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	808
California State University Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2011	1,400	1,498
California State University Revenue Notes, (FSA Insured), Series 2004
3.500% due 11/01/2012	2,565	2,721
California State Westside Elementary School District General Obligation Notes, Series 2009
3.000% due 08/01/2010	220	223
California Statewide Communities Development Authority Certificates of Participation Bonds, (NPFGC Insured), Series 1993
5.500% due 08/15/2013	2,000	2,000
California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	273
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,057
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.200% due 12/01/2037	2,000	2,000
0.200% due 08/15/2041	700	700
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,314
5.500% due 08/01/2014	2,610	2,911
California Statewide Communities Development Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 08/15/2012	425	460
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	157
California Statewide Communities Development Authority Revenue Notes, (Radian Insured), Series 2005
5.000% due 04/01/2011	100	102
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	250	261
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2012	640	676
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2013	1,500	1,639
5.000% due 06/15/2013	1,000	1,064
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,059
Calleguas-Las Virgines, California Public Financing Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	400	440
Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,158
Carlsbad, California Unified School District Certificates of Participation Notes, Series 2009
2.000% due 10/01/2011	425	430
Central Valley, California Financing Authority Revenue Notes, Series 2009
3.000% due 07/01/2011	750	769
4.000% due 07/01/2012	750	795
County of Monterey County, California Certificates of Participation Notes, (AGC Insured), Series 2009
4.000% due 08/01/2013	1,455	1,541
Cucamonga County, California Water District Certificates of Participation Notes, (FSA Insured), Series 2009
2.500% due 09/01/2011	450	461
Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	1,000	1,041
El Dorado, California Union High School District Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	404
Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2011	360	361
Fontana, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 05/01/2011	350	363
Fremont, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2012	610	654
4.000% due 08/01/2013	700	760
Fresno, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	329
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,175	1,312
5.000% due 06/01/2043	100	112
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	114
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,966
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,500	1,699
5.500% due 06/01/2043	2,655	3,008
5.625% due 06/01/2038	3,665	4,167
6.250% due 06/01/2033	7,570	8,468
6.625% due 06/01/2040	1,270	1,486
6.750% due 06/01/2039	4,870	5,719
7.875% due 06/01/2042	105	127
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.000% due 06/01/2010	1,900	1,910
4.200% due 06/01/2012	600	612
5.000% due 06/01/2011	500	513
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	185	178
0.000% due 08/01/2012	100	93
0.000% due 08/01/2013	115	103
Industry, California General Obligation Notes, Series 2009
4.000% due 07/01/2011	275	287
4.000% due 07/01/2012	1,000	1,069
5.000% due 07/01/2013	750	836
Irvine, California Public Facilities & Infrastructure Authority Revenue Bonds, Series 1985
0.170% due 11/01/2010	1,045	1,045
Irvine, California Special Assessment Bonds, Series 1994
0.200% due 09/02/2020	466	466
Irvine, California Unified School District Special Tax Notes, (AGC Insured), Series 2009
3.000% due 09/01/2010	1,500	1,516
Lake Arrowhead, California Community Services District Certificates of Participation Notes, Series 2009
2.500% due 10/01/2011	645	661
3.000% due 10/01/2012	300	313
Lake Arrowhead, California Rim World Unified School District General Obligation Notes, (FSA Insured), Series 2009
3.000% due 08/01/2012	275	287
Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	196
Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2012	90	93
4.000% due 06/01/2013	110	113
Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2011	1,000	1,067
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.200% due 07/01/2031	995	995
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2009
0.200% due 07/01/2023	5,765	5,765
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC Insured), Series 2003
5.250% due 07/01/2012	155	169
Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.000% due 05/15/2011	500	514
5.000% due 05/15/2013	250	274
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.200% due 07/01/2034	500	500
Los Angeles, California Harbor Department Revenue Notes, Series 2009
5.000% due 08/01/2012	1,000	1,095
Los Angeles, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2007
4.000% due 07/01/2010	1,000	1,017
Los Angeles, California Unified School District General Obligation Notes, Series 2009
5.000% due 07/01/2014	2,000	2,246
Los Angeles, California Wastewater System General Obligation Notes, (NPFGC Insured), Series 2002
5.250% due 09/01/2011	730	782
Los Angeles, California Wastewater System Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	274
Los Angeles, California Wastewater System Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 06/01/2011	100	106
Los Angeles, California Wastewater System Revenue Notes, Series 2009
4.000% due 02/01/2013	1,985	2,140
Lynwood, California Utility Authority Revenue Notes, (AGC Insured), Series 2008
3.000% due 06/01/2010	165	166
Merced, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
2.000% due 08/01/2010	775	781
Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
2.500% due 03/15/2011	275	280
3.000% due 03/15/2012	400	416
Mission Viejo, California Community Development Financing Authority Revenue Notes, Series 2009
5.000% due 05/01/2013	530	591
Modesto, California Certificates of Participation Bonds, (AGC Insured), Series 2008
0.220% due 10/01/2036	2,960	2,960
Modesto, California Revenue Bonds, (NPFGC Insured), Series 1993
6.000% due 06/01/2011	1,375	1,375
Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/01/2011	145	150
Newport Beach, California Revenue Bonds, Series 2008
0.170% due 12/01/2040	2,000	2,000
Newport Beach, California Revenue Bonds, Series 2009
4.000% due 12/01/2038	4,000	4,130
5.000% due 12/01/2038	1,500	1,608
Norwalk-La Mirada, California Unified School District General Obligation Notes, (FSA Insured), Series 2009
4.000% due 08/01/2013	880	947
Oak Grove, California School District General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	56
Orange County, California Public Financing Authority Revenue Notes, (NPFGC insured), Series 2005
5.000% due 07/01/2011	100	105
Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	110
Orchard, California School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 08/01/2012	125	134
Pasadena, California Certificates of Participation Bonds, Series 2008
0.180% due 02/01/2035	4,100	4,100
Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	599
5.000% due 02/01/2010	500	502
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	104
Placentia, California Public Financing Authority Special Tax Notes, Series 2009
2.625% due 09/01/2011	675	681
Placer County, California Unified School District Certificates of Participation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2011	200	206
3.000% due 08/01/2012	245	252
3.000% due 08/01/2013	350	358
Pleasanton, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	167
Pleasanton, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	141
Redding, California Joint Powers Financing Authority Revenue Notes, (NPFGC Insured), Series 2002
4.000% due 12/01/2010	50	51
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	145
Riverside County, California Palm Desert Financing Authority Revenue Notes, Series 2008
4.000% due 05/01/2010	500	505
Riverside, California Revenue Bonds, (NPFGC-FGIC Insured), Series 1993
5.000% due 08/01/2010	1,000	1,027
Riverside, California Revenue Notes, Series 2009
4.000% due 08/01/2012	500	531
5.000% due 10/01/2013	2,000	2,262
Roseville, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,094
Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	104
Sacramento County, California Revenue Notes, Series 2009
3.000% due 07/01/2012	550	566
Sacramento, California Municipal Utility District Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,536
Sacramento, California Municipal Utility District Revenue Notes, Series 2009
4.000% due 07/01/2011	650	676
5.000% due 07/01/2012	500	543
Sacramento, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2002
0.220% due 03/01/2031	700	700
San Bernardino County, California Certificates of Participation Notes, Series 2009
3.000% due 08/01/2010	470	475
5.000% due 08/01/2013	1,000	1,080
San Diego County, California Certificates of Participation Notes, Series 2009
4.000% due 10/01/2012	2,800	2,989
San Diego County, California Water Authority Certificates of Participation Notes, (FSA Insured), Series 2008
5.000% due 05/01/2014	50	57
San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC-FGIC Insured), Series 2005
5.250% due 05/01/2013	675	756
San Diego, California Unified School District General Obligation Notes, Series 2009
0.000% due 07/01/2012	325	308
San Francisco, California City & County Airports Commission Revenue Notes, (FSA Insured), Series 2009
3.000% due 05/01/2011	1,000	1,028
3.500% due 05/01/2012	1,000	1,046
San Francisco, California City & County Airports Commission Revenue Notes, (NPFGC-FGIC Insured), Series 2003
4.000% due 05/01/2011	1,000	1,037
San Francisco, California City & County Certificates of Participation Notes, Series 2009
1.950% due 04/01/2011	1,000	1,010
San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,000	1,042
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	2,250	2,487
San Jose, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.000% due 08/01/2022	2,000	2,074
San Jose, California Unified School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 08/01/2014	375	427
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	262
San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	366
5.000% due 07/15/2014	150	168
San Rafael, California Redevelopment Agency Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	1,091
5.000% due 12/01/2014	1,020	1,157
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	199
Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	933
Santa Barbara, California Community College District General Obligation Notes, Series 2008
4.000% due 08/01/2010	155	158
Santa Barbara, California Financing Authority Revenue Notes, Series 2009
4.000% due 07/01/2012	400	424
Santa Clara County, California East Side Union High School District General Obligation Notes, (XLCA Insured), Series 2005
4.000% due 08/01/2012	200	211
Santa Clara County, California Financing Authority Revenue Notes, Series 2008
5.000% due 11/15/2014	2,500	2,821
Santa Clara Valley, California Transportation Authority Revenue Bonds, Series 2008
0.200% due 04/01/2036	705	705
Santa Clara, California Revenue Bonds, Series 2008
0.210% due 07/01/2034	500	500
Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	168
Santa Margarita-Dana, California Point Authority Special Assessment Notes, Series 2009
5.000% due 08/01/2012	1,075	1,186
Santa Monica, California Community College District General Obligation Notes, (NPFGC-FGIC Insured), Series 2007
0.000% due 08/01/2013	225	205
Solano County, California Certificates of Participation Notes, Series 2009
5.000% due 11/15/2012	1,930	2,085
South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	135
South Orange County, California Public Financing Authority Special Tax Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/15/2011	200	209
Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,500
Southern California State Metropolitan Water District Revenue Bonds, Series 2008
0.220% due 07/01/2037	4,000	4,000
Southern California State Metropolitan Water District Revenue Notes, Series 2009
5.000% due 07/01/2012	1,000	1,103
Southern California State Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2011	1,750	1,894
6.750% due 07/01/2013	2,700	3,136
Southern California State Public Power Authority Revenue Bonds, Series 2008
0.200% due 07/01/2020	1,850	1,850
Stockton, California Public Financing Authority Revenue Notes, Series 2009
4.000% due 10/01/2012	1,925	2,042
Torrance, California Certificates of Participation Notes, Series 2009
3.000% due 09/01/2011	175	179
3.000% due 09/01/2012	175	180
Torrance, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2011	500	523
Tustin, California Special Assessment Bonds, Series 1996
0.210% due 09/02/2013	2,434	2,434
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.793% due 05/15/2030	1,000	742
University of California Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	350	371
University of California Revenue Notes, (FSA Insured), Series 2007
5.000% due 05/15/2015	45	52
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	309
University of California Revenue Notes, Series 2008
4.000% due 05/15/2013	100	109
University of California Revenue Notes, Series 2009
4.000% due 05/15/2012	900	958
Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104
Vernon, California Revenue Notes, Series 2009
4.000% due 08/01/2010	2,000	2,027
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	50	48
Washington, California Health Care District General Obligation Notes, Series 2009
6.000% due 08/01/2011	1,000	1,069
Washington, California Health Care District Revenue Notes, Series 2009
4.500% due 07/01/2011	125	127
West Contra Costa, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2010	1,275	1,288
West Hollywood, California Public Financing Authority Revenue Notes, Series 2009
3.000% due 02/01/2011	535	545
3.000% due 02/01/2012	695	716
Western Riverside County, California Regional Wastewater Authority Revenue Notes, (AGC Insured), Series 2009
3.000% due 09/01/2012	435	452
Westlake Village, California Certificates of Participation Notes, Series 2009
2.000% due 06/01/2011	310	314
Westminster, California School District General Obligation Notes, Series 2009
2.000% due 08/01/2011	555	562
Whittier, California Revenue Notes, Series 2009
3.000% due 06/01/2011	1,600	1,615

		248,799

GUAM 0.0%
Guam Economic Development & Commerce Authority Revenue Bonds, Series 2001
5.400% due 05/15/2031	25	27

NEW HAMPSHIRE 0.4%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.200% due 07/01/2033	990	990

PUERTO RICO 1.7%
Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,550
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2010	1,000	1,017
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2000
6.000% due 07/01/2039	1,750	1,814

		4,381

VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Revenue Notes, Series 2009
5.000% due 10/01/2010	375	383

Total Municipal Bonds & Notes (Cost $251,625)		254,580

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
1.000% due 10/31/2011 (b)	2	2

Total U.S. Treasury Obligations (Cost $2)		2

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011	1,000	11

Total Convertible Preferred Securities (Cost $75)		11

Total Investments 99.2% (Cost $253,294)		$256,239
Other Assets and Liabilities (Net) 0.8%		1,971

Net Assets 100.0%		$258,210

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Securities with an aggregate market value of $2 and cash of $3 have been pledged as collateral for futures contracts on December 31, 2009.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
California	$0	$248,799	$0	$248,799
Other Investments+++	11	7,429	0	7,440

Investments, at value	$11	$256,228	$0	$256,239

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturn Strategy Fund®

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.240% due 08/03/2012		$45,591	$44,565

Total Bank Loan Obligations (Cost $44,093)			44,565

CORPORATE BONDS & NOTES 7.8%
BANKING & FINANCE 6.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		43,300	46,257
Allstate Life Global Funding Trusts CPI Linked Bond
2.850% due 03/01/2010		7,000	7,002
American Express Bank FSB
0.384% due 06/12/2012		1,450	1,412
5.500% due 04/16/2013		7,200	7,680
American Express Centurion Bank
0.314% due 07/13/2010		5,000	4,991
American Express Credit Corp.
0.392% due 06/16/2011		2,000	1,974
0.415% due 12/02/2010		6,491	6,468
5.875% due 05/02/2013		2,400	2,578
7.300% due 08/20/2013		430	484
American Honda Finance Corp.
1.003% due 06/20/2011		29,400	29,415
American International Group, Inc.
5.850% due 01/16/2018		22,500	18,490
8.175% due 05/15/2068		23,800	15,886
8.250% due 08/15/2018		12,500	11,753
ANZ National International Ltd.
0.710% due 08/19/2014		30,000	30,307
6.200% due 07/19/2013		33,200	35,769
Australia & New Zealand Banking Group Ltd.
3.200% due 12/15/2011		12,500	12,877
Bank of America Corp.
5.375% due 06/15/2014		15,000	15,551
7.375% due 05/15/2014		8,400	9,541
Bank of Scotland PLC
0.317% due 12/08/2010		5,000	4,910
Barclays Bank PLC
6.050% due 12/04/2017		41,300	42,097
7.434% due 09/29/2049		8,500	7,862
10.179% due 06/12/2021		29,440	38,067
Caelus Re Ltd.
6.504% due 06/07/2011		3,900	3,811
Calabash Re Ltd.
8.844% due 01/08/2010		4,100	4,100
11.344% due 01/08/2010		2,400	2,400
Citigroup Capital XXI
8.300% due 12/21/2077		7,600	7,353
Citigroup Funding, Inc.
1.325% due 05/07/2010		14,900	14,936
Citigroup, Inc.
0.379% due 03/16/2012		248	239
0.380% due 03/07/2014		3,000	2,743
5.250% due 02/27/2012		10,413	10,764
5.500% due 04/11/2013		21,000	21,788
6.125% due 05/15/2018		7,200	7,251
Commonwealth Bank of Australia
0.751% due 06/25/2014		52,000	51,844
Danske Bank A/S
5.914% due 12/29/2049		3,000	2,337
Dexia Credit Local
0.899% due 09/23/2011		18,000	18,161
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		200	200
7.250% due 10/25/2011		18,825	19,019
7.500% due 08/01/2012		3,500	3,532
7.800% due 06/01/2012		1,000	1,011
7.875% due 06/15/2010		2,400	2,437
Foundation Re II Ltd.
7.022% due 11/26/2010		10,500	10,407
Goldman Sachs Group, Inc.
0.701% due 03/22/2016		1,200	1,107
HBOS PLC
6.750% due 05/21/2018		14,500	13,476
ING Bank NV
3.900% due 03/19/2014		5,000	5,151
International Lease Finance Corp.
6.625% due 11/15/2013		9,700	7,815
JPMorgan Chase & Co.
0.376% due 06/25/2012		1,200	1,191
Kamp Re 2005 Ltd.
0.334% due 12/14/2010 (a)		1,472	278
LeasePlan Corp. NV
3.000% due 05/07/2012		14,500	14,855
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		27,869	5,922
7.500% due 05/11/2038 (a)		5,000	2
Lloyds TSB Bank PLC
12.000% due 12/29/2049		21,200	20,816
Longpoint Re Ltd.
5.504% due 11/08/2011		11,900	11,948
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,500	2,611
Merna Reinsurance Ltd.
0.901% due 07/07/2010		27,000	26,487
Merrill Lynch & Co., Inc.
2.522% due 05/12/2010		19,200	19,358
5.450% due 02/05/2013		12,255	12,905
Metropolitan Life Global Funding I
0.492% due 08/13/2012		2,390	2,347
0.504% due 03/15/2012		6,000	5,913
1.378% due 09/17/2012		73,000	73,403
5.125% due 04/10/2013		12,800	13,570
Morgan Stanley
0.584% due 01/09/2014		3,100	2,963
2.372% due 05/14/2010		52,400	52,781
National Australia Bank Ltd.
5.350% due 06/12/2013		27,100	29,192
Osiris Capital PLC
5.284% due 01/15/2010		1,700	1,700
Pacific Life Global Funding
5.150% due 04/15/2013		9,200	9,620
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		3,000	3,152
Pricoa Global Funding I
0.381% due 01/30/2012		5,100	4,964
0.451% due 09/27/2013		5,400	5,059
1.055% due 06/04/2010		3,200	3,202
Prudential Financial, Inc.
0.660% due 06/10/2013		36,200	34,193
Residential Reinsurance 2007 Ltd.
7.506% due 06/07/2010		14,100	14,264
10.506% due 06/07/2010		8,800	9,033
Royal Bank of Scotland Group PLC
0.564% due 10/14/2016		1,000	734
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		7,300	6,571
SLM Corp.
0.000% due 10/01/2014		500	403
0.000% due 11/01/2016		700	468
0.454% due 03/15/2011		5,000	4,709
Svenska Handelsbanken AB
1.254% due 09/14/2012		25,000	24,890
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		3,300	3,555
8.700% due 08/07/2018		17,800	20,429
UBS AG
1.198% due 05/05/2010		400	401
Vita Capital III Ltd.
1.390% due 01/01/2011		300	289
1.410% due 01/01/2012		8,000	7,471
Vita Capital Ltd.
1.190% due 01/04/2010		3,500	3,500
1.690% due 01/01/2010		5,500	5,500
Wells Fargo & Co.
7.980% due 03/29/2049		11,800	11,888
Wells Fargo Capital XIII
7.700% due 12/29/2049		14,500	14,138
Westpac Banking Corp.
2.700% due 12/09/2014		12,400	12,109

			1,062,037

INDUSTRIALS 0.9%
AutoZone, Inc.
6.950% due 06/15/2016		10,000	10,855
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,161
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,733
Con-way, Inc.
7.250% due 01/15/2018		10,000	10,112
CSX Corp.
6.250% due 03/15/2018		5,000	5,393
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,169
DR Horton, Inc.
5.625% due 01/15/2016		5,000	4,700
6.500% due 04/15/2016		4,000	3,920
Gaz Capital S.A.
7.343% due 04/11/2013		4,600	4,830
8.146% due 04/11/2018		7,000	7,411
JC Penney Corp., Inc.
7.950% due 04/01/2017		7,000	7,682
Ltd Brands, Inc.
6.900% due 07/15/2017		2,000	2,008
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		1,500	1,539
7.450% due 07/15/2017		2,000	2,080
Masco Corp.
5.875% due 07/15/2012		2,145	2,192
Motorola, Inc.
6.000% due 11/15/2017		4,000	3,876
Nabors Industries, Inc.
6.150% due 02/15/2018		5,000	5,205
Rexam PLC
6.750% due 06/01/2013		12,800	13,608
Ryder System, Inc.
6.000% due 03/01/2013		6,900	7,259
Southwest Airlines Co.
5.125% due 03/01/2017		3,000	2,884
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,631
Tyco Electronics Group S.A.
6.550% due 10/01/2017		3,500	3,624
UnitedHealth Group, Inc.
4.875% due 02/15/2013		2,300	2,408
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	20,366

			138,646

UTILITIES 0.3%
Consolidated Natural Gas Co.
5.000% due 03/01/2014		5,000	5,245
Enel Finance International S.A.
5.700% due 01/15/2013		23,200	25,056
Pacific Gas & Electric Co.
1.206% due 06/10/2010		7,800	7,832
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,000	2,040
Sempra Energy
6.150% due 06/15/2018		4,500	4,783
Verizon Wireless Capital LLC
2.869% due 05/20/2011		4,200	4,344

			49,300

Total Corporate Bonds & Notes (Cost $1,256,281)			1,249,983

MUNICIPAL BONDS & NOTES 0.4%
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		1,400	1,225
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037		300	270
California State Los Angeles Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027		5,000	5,208
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		990	992
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		200	202
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2036		2,200	2,193
Florida State Board of Education General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 06/01/2037		1,500	1,491
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	474
5.750% due 06/01/2047		1,900	1,411
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039		6,300	6,071
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,047
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,350	2,571
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		2,100	1,785
5.875% due 06/01/2047		16,000	12,049
6.000% due 06/01/2042		300	232
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		42,500	2,404
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,123
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024		11,225	4,429
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,219
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049		15,000	14,594
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		2,765	2,781
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		10,555	8,444

Total Municipal Bonds & Notes (Cost $80,150)			73,215

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.361% due 03/25/2036		1,987	1,681
1.828% due 10/01/2044		1,877	1,823
1.832% due 07/01/2044 - 09/01/2044		2,114	2,076
3.384% due 04/01/2033		918	953
4.226% due 04/01/2035		287	298
4.714% due 05/01/2035		717	744
5.472% due 05/01/2036		331	348
5.950% due 02/25/2044		4,863	5,211
Freddie Mac
0.189% due 05/04/2011		5,854	5,862
0.463% due 02/15/2019		66,875	66,933
0.503% due 01/15/2037		296	293
0.583% due 12/15/2030		24	24
0.633% due 11/15/2016 - 03/15/2017		1,408	1,404
2.920% due 01/01/2034		19	19
3.490% due 03/01/2034		1,786	1,832
3.602% due 01/01/2034		983	1,011
3.751% due 06/01/2033		676	696
3.912% due 01/01/2034		543	555
5.000% due 01/15/2018 - 08/15/2020		6,224	6,524
5.250% due 08/15/2011		1,340	1,382
5.500% due 05/15/2016		2,237	2,261
Ginnie Mae
3.625% due 07/20/2035		78	79
3.750% due 12/20/2035		1,575	1,620
Small Business Administration
5.902% due 02/10/2018		5,498	6,017

Total U.S. Government Agencies (Cost $108,599)			109,646

U.S. TREASURY OBLIGATIONS 82.3%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013		293,728	299,052
1.250% due 04/15/2014		722,260	747,370
1.375% due 07/15/2018		118,666	119,093
1.625% due 01/15/2015		699,789	728,655
1.625% due 01/15/2018		359,536	368,609
1.750% due 01/15/2028		17,954	17,261
1.875% due 07/15/2013 (g)		1,264,547	1,333,406
1.875% due 07/15/2015		1,134,776	1,197,100
1.875% due 07/15/2019		479,280	498,226
2.000% due 04/15/2012		300,838	314,752
2.000% due 01/15/2014 (h)		819,880	868,048
2.000% due 07/15/2014 (g)		1,334,445	1,415,346
2.000% due 01/15/2016		448,148	473,812
2.000% due 01/15/2026		1,198	1,206
2.125% due 01/15/2019		336,087	356,934
2.375% due 04/15/2011 (f)(h)		681,770	702,756
2.375% due 01/15/2017		351,454	380,037
2.375% due 01/15/2025		48,912	51,731
2.375% due 01/15/2027		28,224	29,772
2.500% due 07/15/2016		1,047,161	1,141,650
2.500% due 01/15/2029		39,569	42,540
2.625% due 07/15/2017		682,880	751,861
3.000% due 07/15/2012 (h)		1,101,930	1,186,124
3.375% due 01/15/2012		88,080	94,315
3.500% due 01/15/2011 (h)		65,443	67,964
3.625% due 04/15/2028 (h)		28,074	34,770
3.875% due 04/15/2029		22,486	29,005

Total U.S. Treasury Obligations (Cost $12,864,277)			13,251,395

MORTGAGE-BACKED SECURITIES 2.4%
Adjustable Rate Mortgage Trust
5.162% due 09/25/2035		4,095	2,945
American Home Mortgage Assets
0.421% due 05/25/2046		506	264
1.464% due 11/25/2046		11,710	5,503
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		10,140	8,579
5.658% due 06/10/2049		7,100	5,952
5.738% due 05/10/2045		9,700	9,550
5.744% due 02/10/2051		7,100	6,279
5.889% due 07/10/2044		600	547
Banc of America Funding Corp.
0.523% due 05/20/2035		555	308
6.086% due 01/20/2047		1,074	759
Banc of America Large Loan, Inc.
0.743% due 08/15/2029		482	426
BCAP LLC Trust
0.401% due 01/25/2037		12,889	6,158
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		4,825	4,326
2.530% due 08/25/2035		4,102	3,582
2.560% due 08/25/2035		8,333	7,339
2.940% due 03/25/2035		17,620	15,437
3.562% due 01/25/2035		5,792	5,059
4.399% due 05/25/2033		167	160
5.727% due 02/25/2036		1,276	814
Bear Stearns Alt-A Trust
0.451% due 12/25/2046		282	21
5.378% due 09/25/2035		1,104	740
Chase Mortgage Finance Corp.
5.428% due 03/25/2037		6,526	5,170
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		914	818
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		6,442	5,715
2.990% due 12/25/2035		1,526	1,349
3.438% due 12/25/2035		1,108	582
4.098% due 08/25/2035		1,496	1,223
4.248% due 08/25/2035		7,687	6,854
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		3,600	3,231
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		1,470	1,107
Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049		3,680	3,346
Countrywide Alternative Loan Trust
0.313% due 09/20/2046		733	726
0.411% due 05/25/2047		5,214	2,619
0.413% due 02/20/2047		12,297	5,750
0.428% due 12/20/2046		1,013	496
0.511% due 12/25/2035		760	459
1.544% due 12/25/2035		2,269	1,215
5.750% due 03/25/2037		1,100	667
5.862% due 11/25/2035		1,308	729
Countrywide Home Loan Mortgage Pass-Through Trust
0.551% due 03/25/2035		211	129
0.571% due 06/25/2035		5,438	4,792
5.320% due 10/20/2035		1,354	919
6.048% due 09/25/2047		3,231	2,255
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.311% due 02/25/2037		208	201
0.331% due 10/25/2036		713	641
5.500% due 12/25/2035		1,500	1,069
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		2,670	2,412
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,379	2,088
GSR Mortgage Loan Trust
3.336% due 09/25/2035		17,352	15,066
5.335% due 11/25/2035		1,086	840
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		931	916
0.413% due 07/19/2046		14,429	6,899
0.453% due 05/19/2035		1,996	1,034
5.830% due 08/19/2036		2,455	1,517
Homebanc Mortgage Trust
0.411% due 12/25/2036		1,478	863
5.797% due 04/25/2037		1,328	1,025
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		475	263
Indymac IMSC Mortgage Loan Trust
0.411% due 07/25/2047		6,146	2,802
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		2,303	2,164
0.421% due 09/25/2046		10,634	5,244
5.099% due 09/25/2035		1,194	875
5.266% due 06/25/2035		1,152	750
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		9,790	9,267
5.440% due 06/12/2047		730	638
5.794% due 02/12/2051		9,500	8,310
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,750	3,115
5.430% due 02/15/2040		2,525	2,187
5.661% due 03/15/2039		9,810	9,108
5.866% due 09/15/2045		2,000	1,760
Luminent Mortgage Trust
0.401% due 12/25/2036		8,153	3,785
0.431% due 10/25/2046		2,832	1,527
MASTR Adjustable Rate Mortgages Trust
0.471% due 05/25/2037		1,266	553
Merrill Lynch Alternative Note Asset
0.531% due 03/25/2037		1,864	771
5.500% due 06/25/2037		1,496	742
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	1,872
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		1,519	1,042
Merrill Lynch Mortgage Trust
5.656% due 05/12/2039		10,170	9,958
Merrill Lynch Mortgage-Backed Securities Trust
5.781% due 04/25/2037		6,667	4,650
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		7,459	6,479
Morgan Stanley Capital I
5.447% due 02/12/2044		3,470	3,049
5.880% due 06/11/2049		11,235	10,043
Opteum Mortgage Acceptance Corp.
0.491% due 07/25/2035		785	620
Residential Accredit Loans, Inc.
0.531% due 08/25/2035		2,929	1,522
4.127% due 08/25/2035		877	488
5.714% due 02/25/2036		1,085	573
Residential Asset Securitization Trust
0.681% due 12/25/2036		2,038	982
6.250% due 10/25/2036		3,000	1,658
6.500% due 08/25/2036		1,000	595
Residential Funding Mortgage Securities I
5.201% due 09/25/2035		4,207	2,959
Securitized Asset Sales, Inc.
3.848% due 11/26/2023		78	73
Sequoia Mortgage Trust
3.397% due 01/20/2047		2,495	1,852
Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036		1,170	710
Structured Asset Mortgage Investments, Inc.
0.301% due 08/25/2036		1,160	1,147
0.421% due 06/25/2036		1,102	574
0.451% due 05/25/2046		6,168	2,965
Structured Asset Securities Corp.
0.281% due 05/25/2036		135	129
3.716% due 10/25/2035		2,955	2,432
4.440% due 12/25/2034		12	12
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036		18	18
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		952	916
0.351% due 10/25/2046		14,799	14,519
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021		37,712	32,176
5.617% due 05/15/2046		1,900	1,838
WaMu Mortgage Pass-Through Certificates
1.284% due 01/25/2047		7,931	4,408
1.304% due 04/25/2047		11,487	6,259
1.354% due 12/25/2046		3,167	1,763
1.524% due 06/25/2046		515	335
1.544% due 08/25/2046		1,900	1,051
1.744% due 11/25/2042		560	368
2.044% due 11/25/2046		2,534	1,674
2.759% due 05/25/2046		346	145
2.772% due 07/25/2046		18,857	12,242
5.565% due 12/25/2036		11,464	7,673
5.834% due 02/25/2037		11,240	7,765
5.920% due 09/25/2036		5,689	4,323
Wells Fargo Mortgage-Backed Securities Trust
3.104% due 09/25/2034		3,588	3,321

Total Mortgage-Backed Securities (Cost $415,197)			380,509

ASSET-BACKED SECURITIES 0.7%
Aames Mortgage Investment Trust
0.381% due 08/25/2035		119	115
ACE Securities Corp.
0.291% due 10/25/2036		124	75
Ally Auto Receivables Trust
1.320% due 03/15/2012		2,300	2,305
American Express Credit Account Master Trust
1.183% due 08/15/2012		10,300	10,303
Asset-Backed Funding Certificates
0.291% due 11/25/2036		117	116
0.581% due 06/25/2034		8,608	6,125
Bank of America Auto Trust
1.160% due 02/15/2012		16,000	16,042
Bear Stearns Asset-Backed Securities Trust
0.281% due 11/25/2036		303	284
0.316% due 10/25/2036		454	417
0.561% due 01/25/2036		269	255
0.681% due 03/25/2043		25	25
Chase Issuance Trust
0.233% due 04/16/2012		5,000	4,997
0.683% due 09/17/2012		41,800	41,856
Citigroup Mortgage Loan Trust, Inc.
0.311% due 01/25/2037		332	193
Countrywide Asset-Backed Certificates
0.281% due 03/25/2037		361	359
0.341% due 10/25/2046		1,568	1,524
First Franklin Mortgage Loan Asset-Backed Certificates
0.271% due 09/25/2036		179	177
0.281% due 11/25/2036		4,819	4,699
0.301% due 12/25/2037		97	95
Ford Credit Auto Owner Trust
0.357% due 09/15/2010		3,695	3,696
1.653% due 06/15/2012		10,000	10,069
Fremont Home Loan Trust
0.281% due 10/25/2036		214	190
0.291% due 01/25/2037		467	327
GSAA Trust
0.531% due 03/25/2037		2,000	931
GSAMP Trust
0.271% due 10/25/2046		62	62
0.301% due 10/25/2036		56	48
HSI Asset Securitization Corp. Trust
0.281% due 10/25/2036		627	406
JPMorgan Mortgage Acquisition Corp.
0.281% due 07/25/2036		449	438
0.281% due 08/25/2036		198	196
0.304% due 11/25/2036		121	119
Lehman XS Trust
0.311% due 11/25/2046		2,286	2,271
Long Beach Mortgage Loan Trust
0.271% due 11/25/2036		9	9
Merrill Lynch Mortgage Investors, Inc.
0.301% due 07/25/2037		741	710
Morgan Stanley ABS Capital I
0.271% due 10/25/2036		1,159	1,124
0.281% due 09/25/2036		384	380
Morgan Stanley IXIS Real Estate Capital Trust
0.281% due 11/25/2036		129	126
Morgan Stanley Mortgage Loan Trust
0.591% due 04/25/2037		1,876	725
Nationstar Home Equity Loan Trust
0.351% due 04/25/2037		506	469
Park Place Securities, Inc.
0.491% due 09/25/2035		401	330
Residential Asset Mortgage Products, Inc.
0.331% due 08/25/2046		190	187
Securitized Asset-Backed Receivables LLC Trust
0.281% due 09/25/2036		75	75
SLM Student Loan Trust
0.682% due 10/27/2014		178	178
Soundview Home Equity Loan Trust
0.291% due 11/25/2036		1,118	600
Structured Asset Investment Loan Trust
0.281% due 07/25/2036		164	156
Structured Asset Securities Corp.
0.281% due 10/25/2036		1,889	1,793

Total Asset-Backed Securities (Cost $120,300)			115,577

SOVEREIGN ISSUES 0.3%
Export-Import Bank of Korea
0.504% due 10/04/2011		15,200	15,230
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		39,500	39,236

Total Sovereign Issues (Cost $54,492)			54,466

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010 (c)	BRL	5,511	5,967
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		49,230	27,317
Credit Logement S.A.
0.999% due 06/23/2015	EUR	1,400	1,960
Eurosail PLC
1.490% due 10/17/2040		9,827	10,446
General Electric Capital Corp.
5.500% due 09/15/2067		29,800	33,321
6.500% due 09/15/2067	GBP	2,600	3,465
Green Valley Ltd.
4.343% due 01/10/2011	EUR	5,400	7,508
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	2,100,000	2,593
Morgan Stanley
1.048% due 03/01/2013	EUR	600	819
Republic of Germany
3.750% due 01/04/2015		4,200	6,363
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,200	3,783
Svenska Handelsbanken AB
0.895% due 03/16/2015		2,900	4,040

Total Foreign Currency-Denominated Issues (Cost $118,397)			107,582

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		8,200	7,527

Total Convertible Preferred Securities (Cost $8,200)			7,527

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 19.1%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.071% due 03/22/2011		$42,600	42,575
Sao Paolo IMI NY
0.897% due 06/09/2010		13,500	13,500

			56,075

COMMERCIAL PAPER 0.8%
Federal Home Loan Bank
0.073% due 01/13/2010		6,000	6,000
0.073% due 02/24/2010		3,700	3,700
Freddie Mac
0.164% due 03/16/2010		125,000	124,990

			134,690

REPURCHASE AGREEMENTS 13.7%
Banc of America Securities LLC
0.010% due 01/04/2010		263,900	263,900
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 3.125% due 10/31/2016 valued at $271,525. Repurchase proceeds are $263,900.)
0.060% due 01/14/2010		782,812	782,812
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $779,987. Repurchase proceeds are $782,813.)
0.100% due 01/06/2010		8,000	8,000
(Dated 12/15/2009. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $7,989. Repurchase proceeds are $8,000.)
0.100% due 01/15/2010		3,000	3,000
(Dated 12/16/2009. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $3,007. Repurchase proceeds are $3,000.)
Barclays Capital, Inc.
0.010% due 01/04/2010		263,900	263,900
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $271,954. Repurchase proceeds are $263,900.)
BNP Paribas Bank
0.000% due 01/04/2010		206,400	206,400
(Dated 12/31/2009. Collateralized by U.S. Treasury Bonds 4.375% due 02/15/2038 valued at $209,959. Repurchase proceeds are $206,400.)
0.020% due 01/05/2010		98,000	98,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $99,749. Repurchase proceeds are $98,000.)
Deutsche Bank AG
0.080% due 01/05/2010		25,500	25,500
(Dated 12/22/2009. Collateralized by U.S. Treasury Bonds 5.500% due 08/15/2028 valued at $25,711. Repurchase proceeds are $25,500.)
Goldman Sachs & Co.
0.100% due 01/06/2010		28,200	28,200
(Dated 12/23/2009. Collateralized by Ginnie Mae 5.000% due 07/15/2039 valued at $28,450. Repurchase proceeds are $28,200.)
Greenwich Capital Markets, Inc.
0.010% due 01/04/2010		263,900	263,900
(Dated 12/31/2009. Collateralized by Freddie Mac 0.750% due 01/18/2011 valued at $269,097. Repurchase proceeds are $263,900.)
JPMorgan Chase Bank N.A.
-0.020% due 01/04/2010		1,000	1,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $1,022. Repurchase proceeds are $1,000.)
0.000% due 01/04/2010		263,900	263,900
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $269,809. Repurchase proceeds are $263,900.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		6,407	6,407
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $6,540. Repurchase proceeds are $6,407.)

			2,214,919

U.S. CASH MANAGEMENT BILLS 0.4%
0.188% due 04/01/2010 (b)(f)(h)		65,736	65,728

U.S. TREASURY BILLS 2.9%
0.122% due 03/04/2010 - 05/13/2010 (b)(e)(f)(h)		460,838	460,774

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.9%
		14,616,682	146,342

Total Short-Term Instruments (Cost $3,078,479)			3,078,528

Total Investments 114.7% (Cost $18,148,465)			$18,472,993
Written Options (j) (0.3%) (Premiums $40,343)			(44,103)
Other Assets and Liabilities (Net) (14.4%)			(2,320,009)

Net Assets 100.0%			$16,108,881

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $4,669 have been pledged as collateral for foreign currency contracts on December 31, 2009.

(f) Securities with an aggregate market value of $23,690 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $2,331,401 at a weighted average interest rate of 0.290%. On December 31, 2009, securities valued at $1,774,939 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $21,195 and cash of $33 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	303	$648
90-Day Eurodollar June Futures	Long	06/2010	6,137	6,152
90-Day Eurodollar March Futures	Long	03/2010	4,857	8,414
90-Day Eurodollar September Futures	Long	09/2010	4	1
Aluminum April Futures	Long	04/2010	1	(1)
Corn September Futures	Long	09/2010	414	637
Euro-Bobl March Futures	Long	03/2010	2,081	(2,993)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	1,215	(2,881)
Mill Wheat Euro March Futures	Long	03/2010	403	51
Rapeseed Euro February Futures	Long	02/2010	120	122
Robusta Coffee March Futures	Long	03/2010	220	(144)
Soft Red Winter Wheat Index June Futures	Long	06/2010	2	3
Soybean Meal March Futures	Long	03/2010	240	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	1,454	2,757
Wheat December Futures	Long	12/2010	896	1,996
Wheat December Futures	Short	12/2010	896	(2,558)
Wheat July Futures	Short	07/2010	2	(1)
Wheat March Futures	Long	03/2010	266	(738)
Wheat March Futures	Short	03/2010	266	768
White Sugar March Futures	Long	02/2010	168	854

				$13,086

(i) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(1.110%)	06/20/2016	0.624%	$10,000	$(290)	$0	$(290)
Black & Decker Corp.	BOA	(1.020%)	12/20/2016	0.329%	5,000	(221)	0	(221)
Computer Sciences Corp.	BCLY	(0.870%)	03/20/2018	0.604%	2,500	(48)	0	(48)
Consolidated Natural Gas Co.	UBS	(0.590%)	03/20/2014	0.336%	1,000	(11)	0	(11)
Con-way, Inc.	BOA	(1.834%)	03/20/2018	1.465%	10,000	(258)	0	(258)
CSX Corp.	CSFB	(1.050%)	03/20/2018	0.528%	5,000	(189)	0	(189)
DISH DBS Corp.	BCLY	(3.100%)	12/20/2011	1.107%	1,000	(40)	0	(40)
DISH DBS Corp.	CITI	(3.650%)	12/20/2013	1.965%	5,000	(318)	0	(318)
DISH DBS Corp.	GSC	(3.200%)	12/20/2011	1.107%	2,000	(84)	0	(84)
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.315%	5,000	344	261	83
DR Horton, Inc.	BNP	(1.000%)	06/20/2016	2.342%	4,000	290	216	74
International Lease Finance Corp.	BCLY	(1.540%)	12/20/2013	8.976%	8,000	1,696	0	1,696
International Lease Finance Corp.	DUB	(1.600%)	12/20/2013	8.976%	1,700	357	0	357
JC Penney Corp., Inc.	DUB	(1.000%)	06/20/2017	1.484%	7,700	233	528	(295)
Ltd Brands, Inc.	MSC	(3.113%)	09/20/2017	2.386%	2,000	(92)	0	(92)
Macy’s Retail Holdings, Inc.	DUB	(2.110%)	09/20/2017	2.016%	2,000	(13)	0	(13)
Macy’s Retail Holdings, Inc.	JPM	(2.000%)	03/20/2012	1.223%	1,500	(26)	0	(26)
Marsh & McLennan Cos., Inc.	BOA	(1.180%)	09/20/2015	0.708%	2,500	(63)	0	(63)
Masco Corp.	BCLY	(1.000%)	09/20/2012	1.486%	2,145	27	49	(22)
Motorola, Inc.	DUB	(2.600%)	12/20/2017	1.692%	4,000	(243)	0	(243)
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	0.949%	5,000	111	0	111
Pearson Dollar Finance PLC	CITI	(0.570%)	06/20/2013	0.385%	1,500	(10)	0	(10)
Pearson Dollar Finance PLC	SOG	(0.900%)	06/20/2013	0.385%	1,500	(27)	0	(27)
Rexam PLC	BCLY	(1.450%)	06/20/2013	1.011%	800	(12)	0	(12)
Rexam PLC	CITI	(1.450%)	06/20/2013	1.011%	12,000	(182)	0	(182)
Royal Bank of Scotland PLC	UBS	(1.000%)	12/20/2016	4.020%	800	132	65	67
Ryder System, Inc.	BOA	(0.850%)	03/20/2013	0.742%	6,900	(26)	0	(26)
Sempra Energy	BOA	(0.580%)	06/20/2018	0.630%	3,000	10	0	10
Sempra Energy	DUB	(0.550%)	06/20/2018	0.630%	1,500	8	0	8
Southwest Airlines Co.	DUB	(1.000%)	03/20/2017	1.282%	3,000	51	150	(99)
Tate & Lyle International Finance PLC	BCLY	(1.150%)	06/20/2016	1.174%	3,500	3	0	3
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	0.810%	3,500	(35)	0	(35)

						$1,074	$1,269	$(195)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.690%	$2,500	$7	$0	$7
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.048%	2,000	2	0	2
GMAC, Inc.	BOA	3.100%	06/20/2011	3.677%	3,500	(24)	0	(24)
GMAC, Inc.	UBS	3.620%	06/20/2011	3.677%	1,000	1	0	1

						$(14)	$0	$(14)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%)	06/20/2014	$24,722	$(218)	$1,198	$(1,416)
CDX.HY-12 5-Year Index	GSC	(5.000%)	06/20/2014	19,176	(169)	923	(1,092)
CDX.HY-12 5-Year Index	MSC	(5.000%)	06/20/2014	10,434	(92)	561	(653)
CDX.IG-9 5-Year Index	MLP	(0.600%)	12/20/2012	83,635	1,181	5,062	(3,881)
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	191,761	5,887	1,808	4,079
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	62,049	1,905	1,237	668
CDX.IG-12 5-Year Index	GSC	(1.000%)	06/20/2014	91,165	(731)	1,976	(2,707)

					$7,763	$12,765	$(5,002)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP	EUR	30,000	$1,588	$0	$1,588
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		32,700	1,772	(77)	1,849
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		4,900	270	0	270
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		23,700	1,386	55	1,331
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		21,200	1,056	0	1,056
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		25,900	1,248	0	1,248
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		39,400	2,100	0	2,100
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM		12,300	434	0	434
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		71,500	2,615	0	2,615
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	46,000	(1,242)	(336)	(906)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		206,000	(3,473)	(50)	(3,423)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	606	92	514
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	872	70	802
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	3,471	462	3,009
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB	EUR	18,300	(112)	16	(128)

							$12,591	$232	$12,359

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	$(441.600)	11/26/2010	MSC	1,613	$14	$0	$14
Receive	CBOT Corn December Futures	445.000	11/26/2010	MSC	2,000	(84)	0	(84)
Receive	CBOT Corn December Futures	447.000	11/26/2010	MSC	3,110	(193)	0	(193)
Pay	CBOT Corn July Futures	(420.250)	06/25/2010	GSC	1,593	(203)	0	(203)
Pay	CBOT Wheat July Futures	(559.000)	06/29/2010	DUB	350	(25)	0	(25)
Pay	CBOT Wheat March Futures	(585.250)	02/19/2010	BCLY	4,750	2,077	0	2,077
Receive	Denatured Ethanol January Futures	1.796	12/31/2010	GSC	106	6	0	6
Receive	KCBT Wheat March Futures	578.250	02/19/2010	BCLY	4,750	(1,994)	0	(1,994)
Receive	MGE Soft Winter Wheat June Futures	470.000	06/30/2010	DUB	350	90	0	90

						$(312)	$0	$(312)

Total Return Swaps on Indices (Commodities)

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BCC2GO1P Index	10,454	3-Month U.S. Treasury Bill rate plus a specified spread $	7,390	01/27/2010	BCLY	$60
Receive	BCC2LP1P Index	22,134	3-Month U.S. Treasury Bill rate plus a specified spread	13,290	01/27/2010	BCLY	182
Pay	DJUBSTR Index	(2,070,373)	3-Month U.S. Treasury Bill rate plus a specified spread	(150,000)	01/27/2010	BCLY	500
Receive	DJUBSTR Index	13,378,124	3-Month U.S. Treasury Bill rate plus a specified spread	2,147,660	01/27/2010	BCLY	(7,145)
Receive	SPGCICTR Index	27,885	3-Month U.S. Treasury Bill rate plus a specified spread	24,990	01/27/2010	BCLY	340
Receive	DJUBSTR Index	3,096,485	3-Month U.S. Treasury Bill rate plus a specified spread	1,141,850	01/27/2010	CITI	(3,752)
Receive	SPGCKWP Index	13,678	3-Month U.S. Treasury Bill rate plus a specified spread	646	01/27/2010	CITI	(2)
Pay	SPGCWHP Index	(28,968)	3-Month U.S. Treasury Bill rate plus a specified spread	(649)	01/27/2010	CITI	(1)
Receive	DJUBSTR Index	8,275,769	3-Month U.S. Treasury Bill rate plus a specified spread	1,586,830	01/27/2010	CSFB	(3,980)
Receive	DJUBSTR Index	9,002,471	3-Month U.S. Treasury Bill rate plus a specified spread	2,358,790	01/27/2010	GSC	(7,722)
Receive	DJUBSTR Index	5,796,935	3-Month U.S. Treasury Bill rate plus a specified spread	1,773,760	01/27/2010	JPM	(5,806)
Receive	SPGCKWP Index	113,984	3-Month U.S. Treasury Bill rate plus a specified spread	5,380	01/27/2010	JPM	(18)
Pay	SPGCWHP Index	(241,405)	3-Month U.S. Treasury Bill rate plus a specified spread	(5,410)	01/27/2010	JPM	(5)
Receive	DJUBSTR Index	3,123,790	3-Month U.S. Treasury Bill rate plus a specified spread	875,230	01/27/2010	MLP	(2,860)
Pay	DJUBHGTR Index	(34,066)	3-Month U.S. Treasury Bill rate plus a specified spread	(25,060)	01/27/2010	MSC	(249)
Receive	DJUBSAL Index	146,505	3-Month U.S. Treasury Bill rate plus a specified spread	8,120	01/27/2010	MSC	(156)
Receive	DJUBSLI Index	156,622	3-Month U.S. Treasury Bill rate plus a specified spread	5,340	01/27/2010	MSC	47
Receive	DJUBSNI Index	17,161	3-Month U.S. Treasury Bill rate plus a specified spread	3,740	01/27/2010	MSC	(132)
Receive	DJUBSPR Index	75,601	3-Month U.S. Treasury Bill rate plus a specified spread	12,230	01/27/2010	MSC	(73)
Pay	DJUBSTR Index	(173,173)	3-Month U.S. Treasury Bill rate plus a specified spread	(48,520)	01/27/2010	MSC	157
Receive	DJUBSTR Index	18,486,319	3-Month U.S. Treasury Bill rate plus a specified spread	5,441,470	01/27/2010	MSC	(17,834)
Receive	DJUBSZS Index	52,569	3-Month U.S. Treasury Bill rate plus a specified spread	5,130	01/27/2010	MSC	23
Pay	SPGCCNTR Index	(118,044)	3-Month U.S. Treasury Bill rate plus a specified spread	(14,110)	01/27/2010	MSC	84
Receive	SPGCKWP Index	919,284	3-Month U.S. Treasury Bill rate plus a specified spread	43,389	01/27/2010	MSC	(143)
Pay	SPGCWHP Index	(1,946,929)	3-Month U.S. Treasury Bill rate plus a specified spread	(43,632)	01/27/2010	MSC	(40)
Receive	SPGSBRP Index	45,475	3-Month U.S. Treasury Bill rate plus a specified spread	26,860	01/27/2010	MSC	116
Receive	DJUBSTR Index	2,610,445	3-Month U.S. Treasury Bill rate plus a specified spread	731,400	01/27/2010	RBS	(2,391)
Receive	DJUBSTR Index	1,142,686	3-Month U.S. Treasury Bill rate plus a specified spread	320,160	01/27/2010	UBS	(1,046)

							$(51,846)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/Receive Variance(7)	Underlying Asset	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CMX Gold February Futures	$0.072	01/15/2010	GSC	$12,600	$355	$0	$355
Pay	ICE Brent Crude Oil February Futures	0.186	01/11/2010	GSC	5,500	705	0	705
Pay	ICE Brent Crude Oil February Futures	0.199	01/11/2010	GSC	8,500	1,202	0	1,202
Pay	London Gold Market Fixing Ltd. Index	0.077	01/12/2010	GSC	13,200	466	0	466
Pay	London Gold Market Fixing Ltd. Index	0.068	05/06/2010	MSC	14,100	99	0	99
Pay	London Gold Market Fixing Ltd. Index	0.062	05/14/2010	JPM	17,600	(6)	0	(6)
Pay	NYMEX WTI Crude Oil February Futures	0.136	01/14/2010	GSC	7,500	488	0	488
Pay	NYMEX WTI Crude Oil February Futures	0.188	01/14/2010	DUB	2,940	352	0	352
Pay	NYMEX WTI Crude Oil February Futures	0.203	01/14/2010	DUB	600	80	0	80

						$3,741	$0	$3,741

(7)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$117.500	02/19/2010	138	$61	$45
Call - OTC DJUBS January Futures	245.000	01/04/2011	37,500,000	1,492	119
Call - OTC DJUBS January Futures	250.000	01/11/2011	19,800,000	756	57
Call - OTC DJUBS October Futures	230.000	10/19/2010	68,000,000	0	203
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/19/2010	138	77	94
Put - OTC DJUBS January Futures	160.000	01/04/2011	37,500,000	2,035	5,776
Put - OTC DJUBS January Futures	160.000	01/11/2011	19,800,000	1,071	3,050
Put - OTC DJUBS October Futures	150.000	10/19/2010	68,000,000	0	8,162

				$5,492	$17,506

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$112,000	$1,008	$36
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	112,000	605	1,849
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	52,200	809	95
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	52,200	376	990
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	324,000	3,159	593
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	31,000	237	80
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	13,200	90	73
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	148,000	1,358	271
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	167,700	671	54
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	167,700	973	2,768
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	39,900	568	73
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	84,600	666	1,604
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	28,500	160	52
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	28,500	311	540
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	18,500	128	102
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	143,300	631	2,366
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	405,800	4,364	739
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	405,800	3,981	7,694
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	123,000	1,325	318
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,400	11	4
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	252,200	3,633	2,770
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,058	452
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	13,000	108	38
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	235,000	1,339	24
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	96,400	925	31
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	45,600	378	46
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	45,600	196	501
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	16,000	152	41
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,800	58	48
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	10,600	132	19
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	18,600	155	353
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	32,000	245	83
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	56,500	440	167
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	20,000	198	112
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	3,104	1,369
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	44,000	299	242

							$34,851	$26,597

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,213	01/2010	RBS	$0	$(95)	$(95)
Sell	BRL	58,841	02/2010	HSBC	0	(1,925)	(1,925)
Sell	CHF	11,295	03/2010	CITI	0	(44)	(44)
Buy	CNY	48,467	03/2010	BCLY	0	(52)	(52)
Sell		25,457	03/2010	BCLY	19	0	19
Buy		26,483	03/2010	BOA	0	(22)	(22)
Buy		21,543	03/2010	CITI	0	(30)	(30)
Sell		41,276	03/2010	CITI	30	0	30
Buy		97,463	03/2010	DUB	0	(151)	(151)
Sell		106,091	03/2010	DUB	73	0	73
Buy		20,729	03/2010	HSBC	0	(25)	(25)
Buy		194	03/2010	JPM	0	0	0
Sell		42,053	03/2010	MSC	31	0	31
Buy		45,778	06/2010	BCLY	0	(8)	(8)
Buy		19,172	06/2010	CITI	1	0	1
Buy		8,240	06/2010	DUB	0	(3)	(3)
Buy		59,580	06/2010	HSBC	0	(11)	(11)
Buy		24,889	11/2010	BCLY	0	(33)	(33)
Buy		40,352	11/2010	CITI	0	(56)	(56)
Buy		104,097	11/2010	DUB	0	(164)	(164)
Buy		41,012	11/2010	MSC	0	(73)	(73)
Buy	EUR	3,500	01/2010	DUB	0	(4)	(4)
Sell		4,647	01/2010	RBC	0	(21)	(21)
Buy		688	01/2010	UBS	0	(12)	(12)
Sell		4,000	01/2010	UBS	9	0	9
Sell		3,400	02/2010	RBS	172	0	172
Sell		59,125	03/2010	GSC	1,133	0	1,133
Buy	GBP	6,000	01/2010	BCLY	0	(79)	(79)
Buy		4,702	01/2010	CITI	0	(226)	(226)
Sell		10,870	01/2010	RBS	242	0	242
Sell	JPY	10,552,422	01/2010	BNP	4,258	0	4,258
Buy		8,160,359	01/2010	CSFB	0	(4,827)	(4,827)
Buy		2,107,957	01/2010	RBS	0	(829)	(829)
Buy	KRW	25,093,306	02/2010	CITI	232	0	232
Buy		24,408,905	02/2010	DUB	314	0	314
Buy		39,571,525	02/2010	JPM	1,023	0	1,023
Buy		1,715,000	07/2010	BCLY	13	0	13
Buy		19,400,267	07/2010	DUB	354	0	354
Buy		2,827,055	07/2010	MSC	17	0	17
Buy		37,477,600	07/2010	UBS	318	0	318
Buy		6,766,874	08/2010	MSC	11	0	11
Buy		3,043,120	11/2010	BCLY	0	(18)	(18)
Buy		1,663,526	11/2010	CITI	0	(14)	(14)
Buy	MXN	648,133	04/2010	CITI	1,391	0	1,391
Buy		758,249	04/2010	HSBC	1,261	0	1,261
Buy		227,853	04/2010	JPM	0	(205)	(205)
Buy		149,209	04/2010	MSC	0	(140)	(140)
Buy	MYR	594	02/2010	BCLY	0	0	0
Buy		61	02/2010	CITI	1	0	1
Buy		873	02/2010	DUB	0	(4)	(4)
Buy		277	02/2010	JPM	0	0	0
Buy		176	06/2010	MSC	0	0	0
Sell	PHP	8,748	04/2010	DUB	0	(1)	(1)
Buy	SGD	60,030	02/2010	HSBC	0	(388)	(388)
Buy		8,763	02/2010	JPM	0	(65)	(65)
Buy		69,748	02/2010	MSC	0	(374)	(374)

					$10,903	$(9,899)	$1,004

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$1,228,889	$21,094	$1,249,983
U.S. Treasury Obligations	0	13,251,395	0	13,251,395
Short-Term Instruments	146,342	2,932,186	0	3,078,528
Other Investments+++	7,527	885,560	0	893,087

Investments, at value	$153,869	$18,298,030	$21,094	$18,472,993
Financial Derivative Instruments++++	$13,086	$(67,001)	$(17,367)	$(71,282)

Total	$166,955	$18,231,029	$3,727	$18,401,711

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$21,200	$0	$(596)	$345	$145	$21,094	$344
Other Investments+++	1,951	0	0	(4,428)	5,070	(2,593)	0	0

Investments, at value	$1,951	$21,200	$0	$(5,024)	$5,415	$(2,448)	$21,094	$344
Financial Derivative Instruments++++	$(72,024)	$0	$0	$4,427	$62,721	$(12,491)	$(17,367)	$18,129

Total	$(70,073)	$21,200	$0	$(597)	$68,136	$(14,939)	$3,727	$18,473

*	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

**	Refer to the Schedule of Investments for additional information.

***	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

****	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

*****	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Convertible Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.9%
CIT Group, Inc.
9.500% due 01/18/2012 (a)		$2,100	$2,158
CSC Holdings LLC
10.500% due 08/01/2013		2,000	2,123
Verso Paper Holdings LLC
7.281% due 02/01/2013		3	1

Total Bank Loan Obligations (Cost $3,984)			4,282

CORPORATE BONDS & NOTES 22.3%
BANKING & FINANCE 18.6%
ABN Amro North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		17,100	14,535
American International Group, Inc.
0.394% due 10/18/2011		650	588
5.050% due 10/01/2015		1,500	1,253
8.250% due 08/15/2018		5,550	5,218
Barclays Bank PLC
7.434% due 09/29/2049		25,960	24,013
CIT Group, Inc.
7.000% due 05/01/2013		21	20
7.000% due 05/01/2014		32	30
7.000% due 05/01/2015		132	119
7.000% due 05/01/2016		53	47
7.000% due 05/01/2017		74	65
Citigroup Capital XXI
8.300% due 12/21/2077		1,000	967
Citigroup Funding, Inc.
2.800% due 08/31/2012		2,000	1,929
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		11,700	11,692
GMAC LLC
6.000% due 12/15/2011		100	98
6.750% due 12/01/2014		5,000	4,754
6.875% due 08/28/2012		2,300	2,252
7.500% due 12/31/2013		5,300	5,167
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		225	232
International Lease Finance Corp.
5.750% due 06/15/2011		5,000	4,596
Residential Capital LLC
8.500% due 05/15/2010 (e)		3,500	3,342
SLM Corp.
5.000% due 10/01/2013		545	502
5.375% due 05/15/2014		3,000	2,770
8.450% due 06/15/2018		8,500	8,400
UBS AG
5.750% due 04/25/2018		1,850	1,886

			94,475

INDUSTRIALS 3.0%
Allison Transmission, Inc.
11.000% due 11/01/2015		1,300	1,371
American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013		6,000	6,000
Biomet, Inc.
11.625% due 10/15/2017		1,300	1,443
Continental Airlines, Inc.
7.339% due 04/19/2014		2,000	1,860
9.000% due 07/08/2016		3,000	3,180
9.798% due 04/01/2021		210	182
First Data Corp.
9.875% due 09/24/2015		1,300	1,219
Freescale Semiconductor, Inc.
9.125% due 12/15/2014 (b)		25	22

			15,277

UTILITIES 0.7%
Telesat LLC
11.000% due 11/01/2015		1,700	1,853
12.500% due 11/01/2017		1,300	1,437

			3,290

Total Corporate Bonds & Notes (Cost $97,402)			113,042

CONVERTIBLE BONDS & NOTES 48.0%
BANKING & FINANCE 5.7%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038		13,000	12,886
Boston Properties LP
2.875% due 02/15/2037		3,000	2,959
Citigroup Funding, Inc.
1.080% due 08/31/2012		2,000	1,893
NASDAQ OMX Group, Inc.
2.500% due 08/15/2013		1,500	1,414
National City Corp.
4.000% due 02/01/2011		9,500	9,725

			28,877

INDUSTRIALS 37.7%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		14,500	13,122
Alpha Natural Resources, Inc.
2.375% due 04/15/2015		625	709
Anixter International, Inc.
1.000% due 02/15/2013		3,150	3,048
ArvinMeritor, Inc.
4.625% due 03/01/2026		4,000	3,530
Bill Barrett Corp.
5.000% due 03/15/2028		200	194
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017		1,300	1,396
Chesapeake Energy Corp.
2.250% due 12/15/2038		23,900	18,194
General Cable Corp.
4.500% due 11/15/2029		3,515	3,634
Goodrich Petroleum Corp.
3.250% due 12/01/2026		6,865	6,359
Hologic, Inc.
2.000% due 12/15/2037		19,015	16,329
Host Hotels & Resorts LP
2.625% due 04/15/2027		6,125	5,773
Intel Corp.
2.950% due 12/15/2035		4,528	4,392
Interpublic Group of Cos., Inc.
4.250% due 03/15/2023		3,600	3,596
Kinross Gold Corp.
1.750% due 03/15/2028		5,000	5,231
L-1 Identity Solutions, Inc.
3.750% due 05/15/2027		4,000	3,625
Leap Wireless International, Inc.
4.500% due 07/15/2014		2,595	2,160
Liberty Global, Inc.
4.500% due 11/15/2016		3,500	3,815
LifePoint Hospitals, Inc.
3.500% due 05/15/2014		11,060	10,355
Linear Technology Corp.
3.000% due 05/01/2027		5,600	5,642
Massey Energy Co.
3.250% due 08/01/2015		600	527
Mylan, Inc.
1.250% due 03/15/2012		10,025	10,451
NetApp, Inc.
1.750% due 06/01/2013		3,000	3,735
Nortel Networks Corp.
1.750% due 04/15/2012 (a)		1,100	752
2.125% due 04/15/2014 (a)		4,650	3,179
NovaMed, Inc.
1.000% due 06/15/2012		2,400	1,905
Omnicare, Inc.
3.250% due 12/15/2035		9,275	7,594
Peabody Energy Corp.
4.750% due 12/15/2066		9,825	9,972
Pioneer Natural Resources Co.
2.875% due 01/15/2038		5,000	5,394
SanDisk Corp.
1.000% due 05/15/2013		4,500	3,774
Stillwater Mining Co.
1.875% due 03/15/2028		2,000	1,673
Transocean, Inc.
1.500% due 12/15/2037		15,000	14,512
Trinity Industries, Inc.
3.875% due 06/01/2036		5,500	4,139
United Rentals, Inc.
4.000% due 11/15/2015		5,000	5,550
Wright Medical Group, Inc.
2.625% due 12/01/2014		7,777	6,844

			191,105

UTILITIES 4.6%
CenterPoint Energy, Inc.
0.251% due 06/15/2023		250	6,800
Covanta Holding Corp.
1.000% due 02/01/2027		3,875	3,638
Penn Virginia Corp.
4.500% due 11/15/2012		9,500	9,049
Time Warner Telecom, Inc.
2.375% due 04/01/2026		3,700	4,093

			23,580

Total Convertible Bonds & Notes (Cost $210,972)			243,562

MUNICIPAL BONDS & NOTES 0.0%
Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014		320	109

Total Municipal Bonds & Notes (Cost $320)			109

ASSET-BACKED SECURITIES 0.0%
Argent Securities, Inc.
1.281% due 12/25/2033		171	130

Total Asset-Backed Securities (Cost $136)			130

	SHARES
CONVERTIBLE PREFERRED SECURITIES 22.2%
BANKING & FINANCE 20.2%
2009 Dole Food Automatic Common Exchange Security Trust
7.000% due 11/01/2012		100,000	1,180
American International Group, Inc.
8.500% due 08/01/2011		2,506,295	28,396
Bank of America Corp.
7.250% due 12/31/2049		14,000	12,306
Citigroup, Inc.
7.500% due 12/15/2012		98,000	10,225
KeyCorp
7.750% due 12/31/2049		205,000	16,431
Lehman Brothers Holdings, Inc.
7.250% due 12/31/2049 (a)		9,000	38
Sovereign Capital Trust IV
4.375% due 03/01/2034		326,000	10,167
Wells Fargo & Co.
7.500% due 12/31/2049		26,000	23,868

			102,611

CONSUMER SERVICES 0.3%
Simon Property Group, Inc.
6.000% due 12/31/2049		25,400	1,727

ENERGY 1.7%
CMS Energy Corp.
4.500% due 12/31/2049		5,000	428
El Paso Corp.
4.990% due 12/31/2049		8,775	7,938

			8,366

Total Convertible Preferred Securities (Cost $113,983)			112,704

PREFERRED STOCKS 0.0%
CIT Group, Inc.
8.750% due 12/31/2049 (a)		324,000	0

Total Preferred Stocks (Cost $6,596)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.0%
REPURCHASE AGREEMENTS 4.3%
Deutsche Bank AG
0.090% due 01/05/2010		$1,100	1,100
(Dated 12/22/2009. Collateralized by Freddie Mac 1.100% due 03/30/2010 valued at $1,126. Repurchase proceeds are $1,100.)
JPMorgan Chase Bank N.A.
-0.010% due 01/04/2010		18,500	18,500
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 04/15/2011 valued at $18,989. Repurchase proceeds are $18,500.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		2,238	2,238
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $2,284. Repurchase proceeds are $2,238.)

			21,838

JAPAN TREASURY BILLS 1.2%
0.126% due 03/29/2010	JPY	540,000	5,798

U.S. CASH MANAGEMENT BILLS 0.1%
0.195% due 04/01/2010		$418	418

U.S. TREASURY BILLS 0.4%
0.124% due 03/11/2010 - 03/25/2010 (c)(d)(f)		2,118	2,118

Total Short-Term Instruments (Cost $30,386)			30,172

PURCHASED OPTIONS (h) 0.0%
(Cost $34)			37
Total Investments 99.4% (Cost $463,813)			$504,038
Written Options (i) (0.1%) (Premiums $525)			(340)
Other Assets and Liabilities (Net) 0.7%			3,368

Net Assets 100.0%			$507,066

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $80 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009, was $6,164 at a weighted average interest rate of 0.417%. On December 31, 2009, securities valued at $3,343 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $688 and cash of $2 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2010	775	$346
90-Day Eurodollar March Futures	Long	03/2010	29	2

				$348

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	5.000%	06/20/2014	0.808%	$5,000	$893	$485	$408
Berkshire Hathaway Finance Corp.	JPM	3.250%	03/20/2014	1.379%	5,000	375	0	375
Berkshire Hathaway Finance Corp.	MSC	3.300%	03/20/2014	1.379%	10,000	769	0	769
Daimler Finance N.A. LLC	DUB	5.250%	09/20/2012	5.950%	2,000	(24)	0	(24)
General Electric Capital Corp.	CITI	4.050%	03/20/2014	1.597%	5,000	486	0	486
General Electric Capital Corp.	JPM	4.000%	03/20/2014	1.597%	10,000	952	0	952
HCA, Inc.	CITI	2.000%	09/20/2012	2.672%	600	(10)	0	(10)
HCA, Inc.	CITI	2.400%	06/20/2014	4.161%	400	(27)	0	(27)
MetLife, Inc.	JPM	5.000%	06/20/2014	1.473%	15,000	2,219	(207)	2,426
SLM Corp.	BOA	1.350%	06/20/2010	3.567%	1,400	(14)	0	(14)
SLM Corp.	BOA	5.000%	12/20/2010	3.754%	10,000	138	(875)	1,013
SLM Corp.	BOA	5.000%	12/20/2010	3.815%	3,000	39	(721)	760
SLM Corp.	DUB	5.000%	09/20/2014	5.138%	100	0	(11)	11
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.765%	200	2	1	1

						$5,798	$(1,328)	$7,126

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	UBS	(5.000%)	06/20/2014	$4,324	$(38)	$503	$(541)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	8,200	$(221)	$(29)	$(192)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		800	(21)	(6)	(15)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,600	(84)	(8)	(76)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		500	22	3	19
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		600	26	2	24
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		500	22	4	18

							$(256)	$(34)	$(222)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	SPDR Trust Series 1	400,000	0.484	$44,788	01/25/2010	MLP	$(216)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on December 31, 2009:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC General Electric Co.	$35.000	01/16/2010	$427	$12	$4
Call - OTC SLM Corp.	40.000	01/16/2010	662	22	33

				$34	$37

(i) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$900	$8	$2
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	900	15	17
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,100	21	4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,100	49	40
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	800	4	1
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	4,000	43	7
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	300	4	3
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	4,000	92	76
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	400	2	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	5,500	51	10
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	400	3	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	4,300	104	81
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	1,200	6	6
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,700	57	51
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,200	19	4
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,000	47	34

							$525	$340

(j) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	411	02/2010	DUB	$8	$0	$8
Sell	EUR	91	02/2010	RBS	4	0	4
Sell	GBP	21	01/2010	CITI	1	0	1
Buy	JPY	183	01/2010	RBC	0	0	0
Sell		540,000	03/2010	JPM	232	0	232

					$245	$0	$245

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$111,113	$1,929	$113,042
Convertible Bonds & Notes	0	243,562	0	243,562
Convertible Preferred Stocks	92,953	19,751	0	112,704
Short-Term Instruments	0	30,172	0	30,172
Other Investments+++	0	4,558	0	4,558

Investments, at value	$92,953	$409,156	$1,929	$504,038
Financial Derivative Instruments++++	$348	$6,052	$0	$6,400

Total	$93,301	$415,208	$1,929	$510,438

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$1,764	$0	$0	$0	$165	$0	$1,929	$165
Convertible Bonds & Notes	766	(930)	0	(70)	234	0	0	0
Other Investments+++	50	6,097	0	0	(6,147)	0	0	(6,596)

Investments, at value	$2,580	$5,167	$0	$(70)	$(5,748)	$0	$1,929	$(6,431)
Financial Derivative Instruments++++	$(901)	$0	$0	$0	$925	$(24)	$0	$0

Total	$1,679	$5,167	$0	$(70)	$(4,823)	$(24)	$1,929	$(6,431)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Developing Local Markets Fund

December 31, 2009 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AUSTRALIA 1.5%
Westpac Banking Corp.
0.444% due 12/14/2012		$38,000	$37,989

Total Australia (Cost $38,000)			37,989

BRAZIL 4.7%
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017 (c)	BRL	1,900	1,971
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		20,470	11,360
10.000% due 01/01/2017		208,876	103,180

Total Brazil (Cost $118,776)			116,511

CANADA 0.3%
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		$8,100	8,221

Total Canada (Cost $8,156)			8,221

CAYMAN ISLANDS 0.4%
Atrium CDO Corp.
0.712% due 06/27/2015		$1,134	1,010
Vita Capital III Ltd.
1.390% due 01/01/2011		9,300	8,971

Total Cayman Islands (Cost $10,316)			9,981

COLOMBIA 1.3%
Colombia Government International Bond
9.850% due 06/28/2027	COP	20,630,000	11,735
10.000% due 01/23/2012		$5,000	5,775
12.000% due 10/22/2015	COP	21,800,000	13,132
Santa Fe de Bogota D.C.
9.750% due 07/26/2028		660,000	358

Total Colombia (Cost $28,911)			31,000

EGYPT 1.4%
Egypt Government International Bond
8.750% due 07/11/2011		$40	45
Petroleum Export Ltd.
4.623% due 06/15/2010		5,561	5,478
4.633% due 06/15/2010		464	457
5.265% due 06/15/2011		21,109	20,667
Petroleum Export Ltd. II
6.340% due 06/20/2011		6,874	6,754

Total Egypt (Cost $33,772)			33,401

EL SALVADOR 0.4%
El Salvador Government International Bond
8.500% due 07/25/2011		$8,279	8,776

Total El Salvador (Cost $8,791)			8,776

GUATEMALA 0.0%
Guatemala Government Bond
10.250% due 11/08/2011		$108	121

Total Guatemala (Cost $120)			121

HUNGARY 0.0%
Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	923

Total Hungary (Cost $971)			923

INDIA 0.2%
ICICI Bank Ltd.
0.824% due 01/12/2010		$5,700	5,672

Total India (Cost $5,697)			5,672

INDONESIA 0.3%
Majapahit Holding BV
7.250% due 10/17/2011		$7,600	7,950

Total Indonesia (Cost $7,724)			7,950

KAZAKHSTAN 0.1%
Intergas Finance BV
6.875% due 11/04/2011		$1,294	1,326

Total Kazakhstan (Cost $1,314)			1,326

LUXEMBOURG 0.4%
Telecom Italia Capital S.A.
0.761% due 02/01/2011		$1,550	1,544
0.894% due 07/18/2011		6,000	5,977
4.000% due 01/15/2010		2,500	2,502

Total Luxembourg (Cost $9,989)			10,023

MALAYSIA 0.7%
Malaysia Government International Bond
7.500% due 07/15/2011		$2,950	3,214
Petronas Capital Ltd.
7.000% due 05/22/2012		12,825	14,100

Total Malaysia (Cost $17,218)			17,314

MEXICO 5.2%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	2,685
Mexico Government International Bond
7.750% due 12/14/2017		94,000	7,157
8.500% due 12/13/2018		254,500	20,256
Pemex Finance Ltd.
9.030% due 02/15/2011		$2,650	2,729
Pemex Project Funding Master Trust
0.855% due 12/03/2012		11,459	11,115
1.554% due 06/15/2010		56,852	57,065
5.500% due 02/24/2025	EUR	6,900	8,915
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		$1,000	1,004
8.750% due 01/31/2016	MXN	214,500	16,171

Total Mexico (Cost $131,618)			127,097

NETHERLANDS 0.0%
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		$500	517

Total Netherlands (Cost $506)			517

PANAMA 1.3%
Panama Government International Bond
9.375% due 07/23/2012		$3,700	4,329
9.625% due 02/08/2011		24,964	27,336

Total Panama (Cost $30,975)			31,665

POLAND 5.0%
Poland Government International Bond
4.750% due 04/25/2012	PLN	50,200	17,422
5.750% due 03/24/2010		294,100	103,167
5.750% due 04/25/2014		11,000	3,853

Total Poland (Cost $124,713)			124,442

QATAR 1.8%
Qatar Petroleum
5.579% due 05/30/2011		$16,417	16,885
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		3,600	3,917
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		22,850	23,738

Total Qatar (Cost $43,978)			44,540

RUSSIA 4.1%
Gaz Capital S.A.
7.800% due 09/27/2010	EUR	10,000	14,972
Gazprom International S.A.
7.201% due 02/01/2020		$3,270	3,386
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		34,948	35,689
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		21,800	22,713
Russia Government International Bond
8.250% due 03/31/2010		167	170
TNK-BP Finance S.A.
6.875% due 07/18/2011		21,900	22,738
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		1,720	1,792

Total Russia (Cost $99,758)			101,460

SOUTH KOREA 2.2%
Export-Import Bank of Korea
0.512% due 11/16/2010		$7,500	7,327
Korea Development Bank
0.424% due 04/06/2010		38,900	38,689
0.547% due 11/22/2012		8,700	8,207
5.300% due 01/17/2013		1,100	1,157

Total South Korea (Cost $55,659)			55,380

TUNISIA 0.8%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	3,800	5,621
7.375% due 04/25/2012		$12,705	13,817

Total Tunisia (Cost $19,523)			19,438

TURKEY 0.7%
Turkey Government International Bond
0.000% due 04/14/2010	TRY	20,000	13,125
14.000% due 01/19/2011		7,400	5,250

Total Turkey (Cost $18,657)			18,375

UNITED ARAB EMIRATES 0.6%
Emirate of Abu Dhabi
5.500% due 08/02/2012		$13,600	14,444

Total United Arab Emirates (Cost $14,404)			14,444

UNITED KINGDOM 5.7%
Bank of Scotland PLC
0.317% due 12/08/2010		$20,300	19,934
Barclays Bank PLC
10.179% due 06/12/2021		15,240	19,706
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		38,500	38,405
1.183% due 04/23/2012		52,000	52,625
Vodafone Group PLC
0.536% due 02/27/2012		6,131	6,112
0.594% due 06/15/2011		4,840	4,845

Total United Kingdom (Cost $137,682)			141,627

UNITED STATES 35.8%
ASSET-BACKED SECURITIES 0.9%
ACE Securities Corp.
0.281% due 12/25/2036		$386	320
0.321% due 06/25/2037		401	334
Asset-Backed Securities Corp. Home Equity
0.311% due 05/25/2037		363	263
Bear Stearns Asset-Backed Securities Trust
0.281% due 11/25/2036		268	250
0.316% due 10/25/2036		363	333
1.231% due 10/25/2037		4,083	2,583
Carrington Mortgage Loan Trust
0.331% due 06/25/2037		2,621	2,267
0.551% due 10/25/2035		363	334
Citigroup Mortgage Loan Trust, Inc.
0.291% due 05/25/2037		461	407
0.291% due 07/25/2045		595	430
Countrywide Asset-Backed Certificates
0.311% due 10/25/2047		355	323
0.331% due 09/25/2047		471	438
0.391% due 02/25/2036		138	133
Credit-Based Asset Servicing & Securitization LLC
0.351% due 07/25/2037		192	131
Daimler Chrysler Auto Trust
1.715% due 09/10/2012		2,300	2,307
Fremont Home Loan Trust
0.281% due 10/25/2036		137	122
0.291% due 01/25/2037		393	276
GE-WMC Mortgage Securities LLC
0.271% due 08/25/2036		69	24
GSAA Trust
0.531% due 05/25/2047		700	379
GSAMP Trust
0.301% due 10/25/2036		36	31
0.301% due 12/25/2036		476	301
HSBC Asset Loan Obligation
0.291% due 12/25/2036		437	361
HSI Asset Securitization Corp. Trust
0.291% due 05/25/2037		586	549
JPMorgan Mortgage Acquisition Corp.
0.281% due 10/25/2036		419	386
0.291% due 03/25/2047		402	291
0.304% due 11/25/2036		57	56
0.311% due 03/25/2037		368	340
0.341% due 08/25/2036		5,200	2,260
Lehman XS Trust
0.311% due 11/25/2046		1,083	1,077
0.401% due 04/25/2046		408	343
0.471% due 09/25/2046		731	156
MASTR Asset-Backed Securities Trust
0.271% due 08/25/2036		10	9
0.281% due 01/25/2037		358	117
Morgan Stanley ABS Capital I
0.271% due 10/25/2036		224	218
0.281% due 10/25/2036		84	82
0.281% due 11/25/2036		278	273
0.291% due 05/25/2037		393	311
Morgan Stanley Mortgage Loan Trust
0.461% due 02/25/2037		656	255
5.750% due 04/25/2037		430	328
Nationstar Home Equity Loan Trust
0.291% due 03/25/2037		184	180
New Century Home Equity Loan Trust
0.411% due 05/25/2036		1,002	647
Residential Asset Securities Corp.
0.291% due 01/25/2037		215	208
Securitized Asset-Backed Receivables LLC Trust
0.271% due 01/25/2037		322	298
0.281% due 09/25/2036		39	38
0.291% due 12/25/2036		489	234
0.311% due 11/25/2036		308	133
Soundview Home Equity Loan Trust
0.311% due 06/25/2037		409	333
Structured Asset Securities Corp.
0.311% due 01/25/2037		303	283
4.900% due 04/25/2035		490	325
WaMu Asset-Backed Certificates
0.281% due 01/25/2037		300	226
Washington Mutual Asset-Backed Certificates
0.291% due 10/25/2036		441	306
Wells Fargo Home Equity Trust
0.331% due 03/25/2037		100	99

			22,708

BANK LOAN OBLIGATIONS 0.5%
Georgia-Pacific Corp.
2.251% due 12/20/2012		701	678
2.256% due 12/20/2012		10,406	10,079
Petroleum Export III Ltd.
3.754% due 04/08/2013		2,800	2,801

			13,558

CORPORATE BONDS & NOTES 28.0%
Allied Waste North America, Inc.
6.500% due 11/15/2010		300	312
American Express Credit Corp.
1.631% due 05/27/2010		23,600	23,698
American International Group, Inc.
0.394% due 10/18/2011		2,800	2,533
Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	14,291
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		12,000	12,064
Bank of America N.A.
0.799% due 06/23/2010		1,000	1,002
Bear Stearns Cos. LLC
5.300% due 10/30/2015		800	847
6.400% due 10/02/2017		300	328
Citibank N.A.
0.253% due 09/21/2012		16,030	16,044
Citigroup Funding, Inc.
0.611% due 04/30/2012		12,985	13,113
Citigroup, Inc.
0.361% due 05/18/2011		8,900	8,751
0.421% due 05/18/2010		12,800	12,787
Countrywide Financial Corp.
1.115% due 11/23/2010	EUR	500	719
Cox Communications, Inc.
4.625% due 01/15/2010		$13,750	13,762
COX Enterprises, Inc.
7.875% due 09/15/2010		2,650	2,755
Credit Suisse USA, Inc.
0.472% due 08/15/2010		800	801
Dominion Resources, Inc.
1.303% due 06/17/2010		10,500	10,547
Dow Chemical Co.
2.525% due 08/08/2011		7,500	7,636
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		159	159
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,900	2,987
Ford Motor Credit Co. LLC
1.854% due 01/15/2010		7,200	7,209
5.700% due 01/15/2010		16,950	16,951
FPL Group Capital, Inc.
1.133% due 06/17/2011		9,600	9,713
General Electric Capital Corp.
0.225% due 05/08/2012		52,500	52,510
0.342% due 08/15/2011		2,800	2,782
0.404% due 04/10/2012		24,000	23,493
0.505% due 12/07/2012		12,500	12,598
0.731% due 02/01/2011		28,000	28,017
General Mills, Inc.
0.413% due 01/22/2010		3,700	3,700
Hewlett-Packard Co.
0.314% due 06/15/2010		3,900	3,902
1.306% due 05/27/2011		27,500	27,887
HJ Heinz Finance Co.
6.625% due 07/15/2011		2,400	2,578
HSBC Finance Corp.
0.334% due 03/12/2010		3,825	3,823
0.524% due 05/10/2010		4,414	4,413
International Lease Finance Corp.
0.482% due 05/24/2010		9,000	8,751
0.620% due 07/01/2011		10,000	8,810
John Deere Capital Corp.
1.006% due 06/10/2011		20,900	21,105
JPMorgan Chase & Co.
0.454% due 01/17/2011		10,960	10,960
0.956% due 09/26/2013	EUR	4,400	6,160
Kimberly-Clark Corp.
0.381% due 07/30/2010		$12,400	12,408
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		6,600	1,320
3.011% due 12/23/2010 (a)		5,900	1,180
4.730% due 06/01/2011 (a)(j)	CAD	5,325	778
6.875% due 05/02/2018 (a)		$6,974	1,482
7.875% due 05/08/2018 (a)	GBP	5,000	1,464
Merrill Lynch & Co., Inc.
0.485% due 06/05/2012		$2,300	2,233
2.522% due 05/12/2010		27,400	27,626
Metropolitan Life Global Funding I
0.312% due 05/17/2010		6,050	6,044
0.504% due 03/15/2012		4,100	4,041
Morgan Stanley
0.374% due 01/15/2010		8,800	8,800
0.534% due 01/18/2011		6,989	6,958
0.603% due 06/20/2012		25,000	25,266
National Rural Utilities Cooperative Finance Corp.
1.065% due 07/01/2010		300	301
Ohio Power Co.
5.300% due 11/01/2010		2,000	2,070
PACCAR, Inc.
1.428% due 09/14/2012		8,000	8,108
Pacific Gas & Electric Co.
1.206% due 06/10/2010		5,000	5,021
Pemex Project Funding Master Trust
0.855% due 12/03/2012		5,000	4,850
1.554% due 06/15/2010		29,766	29,840
Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,762
SLM Corp.
0.442% due 07/26/2010		800	783
0.454% due 03/15/2011		700	659
0.512% due 10/25/2011		1,000	937
0.914% due 12/15/2010	EUR	600	800
5.375% due 05/15/2014		$1,100	1,016
Southern Co.
0.683% due 10/21/2011		14,700	14,747
Sprint Nextel Corp.
0.651% due 06/28/2010		8,100	7,973
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,954
U.S. Bancorp
0.678% due 05/06/2010		500	501
UnitedHealth Group, Inc.
0.433% due 06/21/2010		2,400	2,397
1.575% due 02/07/2011		16,000	16,060
Verizon Wireless Capital LLC
2.869% due 05/20/2011		15,000	15,515
Wachovia Bank N.A.
0.322% due 05/25/2010		10,400	10,401
0.327% due 12/02/2010		9,000	9,002
Wachovia Corp.
0.374% due 03/15/2011		9,700	9,677
0.413% due 04/23/2012		9,700	9,571
Wells Fargo & Co.
0.332% due 03/22/2010		4,700	4,700
Weyerhaeuser Co.
6.750% due 03/15/2012		11,000	11,660
Williams Cos., Inc.
6.375% due 10/01/2010		10,000	10,183
8.125% due 03/15/2012		6,070	6,668
XTO Energy, Inc.
7.500% due 04/15/2012		2,042	2,278

			692,532

MORTGAGE-BACKED SECURITIES 1.8%
American Home Mortgage Investment Trust
0.471% due 05/25/2047		510	111
Banc of America Mortgage Securities, Inc.
4.088% due 07/25/2034		757	673
Bear Stearns Alt-A Trust
0.391% due 02/25/2034		684	460
5.261% due 08/25/2036		600	180
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		15	15
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		376	364
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		7,437	4,594
5.673% due 12/26/2046		4,188	2,373
CC Mortgage Funding Corp.
0.361% due 05/25/2048		1,530	621
Citigroup Mortgage Loan Trust, Inc.
0.301% due 01/25/2037		331	279
4.641% due 08/25/2035		1,240	469
Commercial Mortgage Pass-Through Certificates
0.333% due 04/15/2017		331	329
0.732% due 02/16/2034		1,917	1,676
Countrywide Alternative Loan Trust
0.411% due 05/25/2047		1,762	885
0.413% due 02/20/2047		2,157	1,009
0.501% due 05/25/2036		422	67
0.581% due 06/25/2037		639	154
1.001% due 11/25/2035		594	313
1.544% due 02/25/2036		551	291
5.302% due 10/25/2035		440	326
6.000% due 02/25/2037		413	330
Countrywide Home Loan Mortgage Pass-Through Trust
0.571% due 03/25/2036		760	217
3.647% due 04/20/2035		3,797	3,582
5.533% due 02/20/2036		605	389
CS First Boston Mortgage Securities Corp.
3.340% due 06/25/2033		1,931	1,637
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		600	489
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047		219	207
0.311% due 02/25/2037		166	160
Downey Savings & Loan Association Mortgage Loan Trust
0.543% due 11/19/2037		800	9
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		395	310
First Horizon Asset Securities, Inc.
3.148% due 07/25/2033		813	743
5.377% due 08/25/2035		1,281	1,106
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		890	804
0.311% due 01/25/2047		636	552
0.441% due 10/25/2046		600	1
0.501% due 04/25/2036		604	179
0.501% due 11/25/2045		261	147
Greenpoint Mortgage Pass-Through Certificates
3.829% due 10/25/2033		1,593	1,178
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		258	254
Indymac Index Mortgage Loan Trust
2.965% due 12/25/2034		888	614
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		600	522
MASTR Alternative Loans Trust
0.631% due 03/25/2036		515	249
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	472
Merrill Lynch Floating Trust
0.303% due 06/15/2022		997	901
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		1,217	862
1.231% due 10/25/2035		1,577	1,292
Morgan Stanley Capital I
0.294% due 10/15/2020		1,136	1,005
Residential Accredit Loans, Inc.
0.331% due 09/25/2046		380	361
0.631% due 10/25/2045		440	226
Residential Asset Securitization Trust
0.631% due 01/25/2046		1,118	520
Sequoia Mortgage Trust
3.068% due 04/20/2035		535	478
Sovereign Commercial Mortgage Securities Trust
5.787% due 07/22/2030		600	594
Structured Adjustable Rate Mortgage Loan Trust
3.234% due 07/25/2034		3,786	3,033
4.289% due 01/25/2035		1,351	1,073
Structured Asset Mortgage Investments, Inc.
0.301% due 08/25/2036		600	593
0.361% due 03/25/2037		386	178
0.483% due 07/19/2035		1,011	582
Structured Asset Securities Corp.
3.716% due 10/25/2035		554	456
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036		9	9
0.341% due 01/25/2037		312	275
WaMu Mortgage Pass-Through Certificates
0.641% due 11/25/2045		600	187
0.641% due 12/25/2045		600	216
1.354% due 12/25/2046		1,188	661
1.354% due 07/25/2047		1,370	698
1.744% due 11/25/2042		406	267
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.304% due 04/25/2047		768	164

			43,971

U.S. GOVERNMENT AGENCIES 1.5%
Fannie Mae
1.832% due 06/01/2043 - 07/01/2044		882	876
2.823% due 11/01/2035		399	405
5.000% due 02/25/2017		139	143
5.184% due 09/01/2035		532	561
5.186% due 10/01/2035		411	433
5.210% due 11/01/2035		456	480
5.214% due 08/01/2035		405	428
5.240% due 09/01/2035		405	433
Freddie Mac
0.242% due 08/24/2010		157	157
0.327% due 03/09/2011		11,500	11,522
0.350% due 04/01/2011 (f)		20,076	20,112
0.491% due 08/25/2031		346	314
0.511% due 09/25/2031		331	320
3.431% due 08/01/2035		60	61

			36,245

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Notes
1.000% due 07/31/2011		24,883	24,929
1.000% due 10/31/2011		50,624	50,594

			75,523

Total United States (Cost $917,816)			884,537

SHORT-TERM INSTRUMENTS 23.5%
REPURCHASE AGREEMENTS 0.4%
Barclays Capital, Inc.
0.000% due 01/04/2010		6,000	6,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $6,167. Repurchase proceeds are $6,000.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		2,831	2,831
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $2,890. Repurchase proceeds are $2,831.)

			8,831

HUNGARY TREASURY BILLS 0.8%
6.489% due 02/03/2010	HUF	3,700,000	19,566

MEXICO TREASURY BILLS 2.1%
4.958% due 03/11/2010	MXN	681,646	51,646

U.S. CASH MANAGEMENT BILLS 0.0%
0.136% due 04/01/2010 (f)		$360	360

U.S. TREASURY BILLS 0.6%
0.111% due 03/11/2010 - 03/25/2010 (b)(e)(f)		14,100	14,099

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 19.6%
		48,444,480	485,026

Total Short-Term Instruments (Cost $579,411)			579,528

PURCHASED OPTIONS (h) 0.0%
(Cost $303)			206
Total Investments 98.4% (Cost $2,464,758)			$2,432,464
Written Options (i) (0.0%) (Premiums $332)			(333)
Other Assets and Liabilities (Net) 1.6%			40,087

Net Assets 100.0%			$2,472,218

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $790 have been pledged as collateral for foreign currency contracts on December 31, 2009.

(f) Securities with an aggregate market value of $14,460 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(g) Swap agreements outstanding on December 31, 2009:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP	BRL 18,200	$311	$73	$238

(h) Purchased options outstanding on December 31, 2009:

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$9,465	$303	$206

(i) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$100	$1	$1

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$9,465	$331	$332

(j) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	$393	$778	0.03%

(k) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	01/01/2040	$2,000	$2,137	$2,121

(l) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ARS	91,584	01/2010	DUB	$140	$0	$140
Sell	BRL	9,555	02/2010	BCLY	0	(62)	(62)
Buy		5,310	02/2010	CITI	32	0	32
Sell		27,173	02/2010	DUB	0	(214)	(214)
Buy		19,483	02/2010	HSBC	135	(11)	124
Sell		107,448	02/2010	HSBC	0	(3,452)	(3,452)
Buy		6,885	02/2010	JPM	0	(2)	(2)
Buy		8,212	02/2010	RBS	58	0	58
Sell	CAD	453	01/2010	JPM	0	(8)	(8)
Sell	CHF	319	03/2010	CITI	0	(1)	(1)
Buy	CLP	3,400,000	01/2010	BCLY	0	(98)	(98)
Buy		11,982,043	02/2010	CITI	1,833	0	1,833
Sell		119,680	02/2010	CITI	0	(18)	(18)
Buy		1,054,000	02/2010	HSBC	81	0	81
Buy		6,113,378	02/2010	JPM	961	0	961
Buy		1,104,000	02/2010	RBS	147	0	147
Buy	CNY	63,236	03/2010	BCLY	0	(68)	(68)
Sell		46,636	03/2010	BCLY	32	0	32
Buy		67,040	03/2010	BOA	0	(55)	(55)
Buy		54,344	03/2010	CITI	0	(76)	(76)
Sell		71,520	03/2010	CITI	51	0	51
Buy		158,523	03/2010	DUB	0	(196)	(196)
Sell		201,343	03/2010	DUB	144	0	144
Buy		52,292	03/2010	HSBC	0	(64)	(64)
Buy		48,067	03/2010	JPM	0	(26)	(26)
Sell		7,420	03/2010	JPM	3	0	3
Sell		69,003	03/2010	MSC	51	0	51
Buy		63,666	06/2010	BCLY	0	(12)	(12)
Buy		18,143	06/2010	CITI	1	0	1
Buy		7,799	06/2010	DUB	0	(3)	(3)
Buy		56,386	06/2010	HSBC	0	(11)	(11)
Buy		34,005	06/2010	JPM	9	0	9
Buy		31,000	07/2010	BCLY	13	0	13
Buy		33,970	08/2010	DUB	34	0	34
Buy		42,658	11/2010	BCLY	0	(56)	(56)
Buy		69,910	11/2010	CITI	0	(98)	(98)
Buy		174,593	11/2010	DUB	0	(275)	(275)
Buy		19,205	11/2010	HSBC	0	(32)	(32)
Buy		78,602	11/2010	JPM	9	(83)	(74)
Buy		67,295	11/2010	MSC	0	(119)	(119)
Buy		9,254	06/2011	DUB	0	(22)	(22)
Buy		57,420	11/2011	CITI	0	(50)	(50)
Buy		38,550	11/2011	DUB	9	0	9
Buy	COP	53,229,012	02/2010	CITI	0	(2,225)	(2,225)
Buy		3,031,500	02/2010	DUB	0	(22)	(22)
Buy		1,970,000	02/2010	HSBC	0	(39)	(39)
Buy		16,316,412	02/2010	JPM	0	(760)	(760)
Buy	CZK	318,237	02/2010	BCLY	0	(556)	(556)
Buy		72,192	02/2010	BNP	0	(75)	(75)
Buy		110,661	02/2010	DUB	0	(383)	(383)
Buy		86,909	02/2010	GSC	0	(275)	(275)
Buy		2,129,435	02/2010	JPM	0	(4,782)	(4,782)
Buy		519,125	02/2010	RBS	0	(1,565)	(1,565)
Buy		86,636	02/2010	UBS	0	(289)	(289)
Sell	EUR	15,221	03/2010	GSC	292	0	292
Sell		10,000	09/2010	BNP	432	0	432
Sell	GBP	1,361	01/2010	RBS	27	0	27
Buy	HKD	15,509	02/2010	BCLY	1	0	1
Buy		879,094	02/2010	CITI	0	(80)	(80)
Buy		517,368	02/2010	DUB	0	(48)	(48)
Buy		54,230	02/2010	GSC	0	(3)	(3)
Buy		242,481	02/2010	HSBC	2	(18)	(16)
Buy		109,145	02/2010	JPM	0	(8)	(8)
Buy		77,451	02/2010	MSC	0	(7)	(7)
Buy	HUF	4,187,682	01/2010	BCLY	0	(251)	(251)
Buy		2,632,585	01/2010	CITI	0	(154)	(154)
Sell		3,641,096	01/2010	DUB	603	0	603
Sell		37,451	01/2010	GSC	1	0	1
Buy		1,255,450	01/2010	HSBC	0	(339)	(339)
Sell		1,638,728	01/2010	RBS	405	0	405
Sell	IDR	22,660,000	01/2010	BCLY	0	(204)	(204)
Buy		48,339,990	01/2010	DUB	511	0	511
Buy		49,087,500	01/2010	HSBC	532	0	532
Buy		43,829,625	01/2010	JPM	405	0	405
Sell		10,200,000	01/2010	JPM	0	(82)	(82)
Buy		20,500,000	03/2010	CITI	150	0	150
Buy		162,112,875	10/2010	BCLY	290	0	290
Buy		214,000,000	10/2010	DUB	126	0	126
Buy		39,348,000	10/2010	UBS	0	(22)	(22)
Buy		9,920,000	11/2010	HSBC	0	(9)	(9)
Buy		19,860,000	11/2010	MSC	0	(18)	(18)
Buy	ILS	105,748	02/2010	BCLY	0	(453)	(453)
Buy		115,639	02/2010	CITI	17	(136)	(119)
Buy		3,798	02/2010	DUB	3	0	3
Buy		36,613	02/2010	HSBC	3	(137)	(134)
Buy		90,000	02/2010	JPM	0	(420)	(420)
Buy	INR	293,517	01/2010	DUB	0	(4)	(4)
Buy		244,388	01/2010	JPM	232	0	232
Buy		187,520	03/2010	BCLY	5	0	5
Buy		2,184,036	03/2010	CITI	1,635	0	1,635
Buy		140,700	09/2010	UBS	0	(41)	(41)
Buy		740,932	11/2010	CITI	0	(317)	(317)
Sell	JPY	27,608	01/2010	BNP	11	0	11
Buy	KRW	12,750,845	02/2010	CITI	134	0	134
Buy		3,636,000	07/2010	BCLY	28	0	28
Buy		7,215,543	07/2010	DUB	64	0	64
Buy		5,994,315	07/2010	MSC	36	0	36
Buy		14,348,068	08/2010	MSC	22	0	22
Buy		6,452,446	11/2010	BCLY	0	(38)	(38)
Buy		3,527,238	11/2010	CITI	0	(29)	(29)
Buy		2,329,400	11/2010	UBS	0	(24)	(24)
Buy	MXN	64,090	04/2010	BCLY	0	(164)	(164)
Buy		321,048	04/2010	BOA	474	(5)	469
Buy		546,354	04/2010	CITI	1,022	0	1,022
Sell		10,992	04/2010	CITI	0	(19)	(19)
Buy		26,338	04/2010	DUB	0	(12)	(12)
Buy		111,904	04/2010	GSC	0	(17)	(17)
Buy		120,455	04/2010	HSBC	80	0	80
Buy		1,033,939	04/2010	JPM	960	(196)	764
Buy		118,285	04/2010	MSC	0	(74)	(74)
Buy		208,181	04/2010	RBS	63	(32)	31
Buy		119,992	04/2010	UBS	272	0	272
Buy	MYR	32,791	02/2010	BCLY	43	(14)	29
Buy		3,060	02/2010	CITI	27	0	27
Buy		58,523	02/2010	DUB	67	(220)	(153)
Buy		25,873	02/2010	JPM	74	(5)	69
Buy		6,768	02/2010	UBS	0	(26)	(26)
Buy		31,903	06/2010	BCLY	157	0	157
Buy		10,120	06/2010	CITI	0	(63)	(63)
Buy		26,232	06/2010	MSC	0	(63)	(63)
Buy		334	10/2010	MSC	0	(1)	(1)
Buy	PEN	52,473	01/2010	BCLY	783	0	783
Sell		648	01/2010	BCLY	0	(4)	(4)
Sell		3,023	01/2010	BOA	0	(46)	(46)
Buy		16,002	01/2010	CITI	26	(28)	(2)
Sell		12,097	01/2010	CITI	0	(205)	(205)
Sell		11,970	01/2010	DUB	0	(214)	(214)
Buy		5,758	01/2010	GSC	0	(7)	(7)
Buy		2,868	01/2010	HSBC	0	(7)	(7)
Buy		5,800	01/2010	JPM	7	0	7
Buy	PHP	2,487,695	04/2010	DUB	224	(35)	189
Buy		351,476	04/2010	HSBC	124	(13)	111
Buy		373,760	04/2010	JPM	0	(13)	(13)
Buy		93,300	08/2010	JPM	0	(30)	(30)
Buy		513,076	08/2010	MSC	0	(20)	(20)
Buy		96,200	11/2011	JPM	6	0	6
Buy		198,760	11/2011	UBS	144	0	144
Buy	PLN	78,753	02/2010	BCLY	191	(250)	(59)
Buy		371,011	02/2010	CITI	179	(53)	126
Sell		27,665	02/2010	CITI	363	0	363
Buy		27,828	02/2010	DUB	225	(17)	208
Buy		15,385	02/2010	GSC	0	(143)	(143)
Sell		1,441	02/2010	GSC	0	(2)	(2)
Buy		344,445	02/2010	HSBC	9	(2,231)	(2,222)
Sell		93,731	02/2010	HSBC	0	(297)	(297)
Buy		10,779	02/2010	JPM	5	0	5
Sell		149,987	02/2010	JPM	1,393	0	1,393
Sell		66,739	02/2010	RBS	56	(186)	(130)
Buy	RON	11,305	02/2010	CITI	0	(12)	(12)
Buy		121,856	02/2010	DUB	31	0	31
Buy		15,241	02/2010	HSBC	0	(44)	(44)
Buy		20,615	02/2010	JPM	0	(93)	(93)
Buy	RUB	3,083	01/2010	BCLY	2	0	2
Buy		225,981	01/2010	HSBC	221	0	221
Buy		27,903	01/2010	JPM	16	0	16
Buy	SGD	9,837	02/2010	BCLY	8	(10)	(2)
Buy		2,792	02/2010	BOA	0	(14)	(14)
Buy		22,446	02/2010	CITI	60	(89)	(29)
Buy		6,920	02/2010	DUB	0	(76)	(76)
Sell		6,600	02/2010	DUB	69	0	69
Buy		12,650	02/2010	GSC	0	(126)	(126)
Buy		4,241	02/2010	HSBC	18	0	18
Buy		59,860	02/2010	JPM	26	(542)	(516)
Sell		418	02/2010	JPM	2	0	2
Buy		2,787	02/2010	RBS	0	(17)	(17)
Buy		6,920	02/2010	UBS	0	(76)	(76)
Buy		63,790	03/2010	BCLY	0	(563)	(563)
Buy		5,654	03/2010	CITI	21	0	21
Buy		5,697	03/2010	DUB	52	0	52
Buy		49,156	03/2010	MSC	0	(357)	(357)
Buy		24,721	03/2010	RBS	0	(188)	(188)
Buy		78,927	06/2010	CITI	0	(815)	(815)
Buy		2,780	06/2010	UBS	0	(24)	(24)
Buy	THB	102,984	03/2010	CITI	7	0	7
Buy		220,287	03/2010	DUB	10	0	10
Buy		143,109	03/2010	JPM	14	(1)	13
Buy		112,744	05/2010	CITI	0	1	1
Buy		117,928	05/2010	HSBC	0	0	0
Buy	TRY	9,033	02/2010	BCLY	25	(16)	9
Buy		2,326	02/2010	BNP	47	0	47
Buy		3	02/2010	CITI	0	0	0
Buy		185,122	02/2010	DUB	0	(1,755)	(1,755)
Buy		12,067	02/2010	GSC	49	(22)	27
Sell		302	02/2010	GSC	0	(1)	(1)
Buy		17,380	02/2010	HSBC	61	0	61
Sell		19,339	02/2010	HSBC	0	(1)	(1)
Buy		14,679	02/2010	JPM	0	(27)	(27)
Buy		5,961	02/2010	RBS	0	(35)	(35)
Buy	TWD	275,413	06/2010	BOA	206	0	206
Buy		323,572	06/2010	DUB	249	0	249
Buy		158,150	06/2010	JPM	94	0	94
Buy		355,831	06/2010	MSC	249	0	249
Buy		44,613	10/2010	BCLY	26	0	26
Buy		132,393	10/2010	CITI	87	0	87
Buy		62,400	10/2010	JPM	31	0	31
Buy		124,000	10/2010	UBS	37	0	37
Buy	ZAR	32,772	02/2010	BCLY	103	0	103
Sell		1,537	02/2010	BCLY	0	(7)	(7)
Buy		11,340	02/2010	BNP	24	0	24
Buy		630,891	02/2010	CITI	2,073	0	2,073
Sell		47,981	02/2010	CITI	0	(234)	(234)
Buy		96,889	02/2010	DUB	221	0	221
Buy		56,146	02/2010	GSC	331	0	331
Buy		55,250	02/2010	HSBC	274	0	274
Buy		15,655	02/2010	RBS	104	0	104
Buy		78,441	02/2010	UBS	779	0	779

					$22,311	$(28,781)	$(6,470)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Mexico	$0	$127,097	$0	$127,097
Poland	0	124,442	0	124,442
United Kingdom	0	141,627	0	141,627
United States	0	880,060	4,477	884,537
Short-Term Instruments	485,026	94,502	0	579,528
Other Investments+++	0	574,223	1,010	575,233

Investments, at value	$485,026	$1,941,951	$5,487	$2,432,464

Short Sales, at value	$0	$(2,121)	$0	$(2,121)

Financial Derivative Instruments++++	$0	$(6,565)	$0	$(6,565)

Total	$485,026	$1,933,265	$5,487	$2,423,778

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009
United States	$0	$2,736	$1	$1	$11	$1,728	$4,477	$4
Other Investments+++	0	(9)	(6)	0	121	904	1,010	119

Investments, at value	$0	$2,727	$(5)	$1	$132	$2,632	$5,487	$123

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Diversified Income Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.7%
Berry Plastics Corp.
7.284% due 06/05/2014		$5,546	$4,840
BOC Group, Inc.
2.256% due 05/31/2014		2,444	1,928
CIT Group, Inc.
9.500% due 01/18/2012 (a)		3,300	3,391
CSC Holdings LLC
2.004% due 03/29/2016		1,355	1,328
2.045% due 03/29/2016		4	3
2.194% due 03/31/2016		4	3
Daimler Finance North America LLC
4.240% due 08/03/2012		12,707	12,422
Dex Media West LLC
7.000% due 10/13/2014 (a)		942	873
FCI Connectors
3.031% due 03/09/2013		305	281
3.303% due 03/09/2013		324	299
Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)		973	712
Ineos Group Holdings PLC
7.001% due 10/07/2012		1,220	1,086
7.501% due 10/07/2013		2,339	2,047
8.001% due 10/07/2014		2,339	2,126
Las Vegas Sands Corp.
2.040% due 05/23/2014		4,897	4,303
MGM Mirage, Inc.
6.000% due 10/03/2011		1,695	1,585
Polypore, Inc.
2.490% due 07/03/2014		2,404	2,272
RH Donnelley Corp.
6.750% due 06/30/2024 (a)		766	703
Texas Competitive Electric Holdings Co. LLC
3.735% due 10/10/2014		6,427	5,206
3.751% due 10/10/2014		64	52
3.775% due 10/10/2014		1,945	1,585
3.782% due 10/10/2014		44	35
Tribune Co.
8.375% due 06/04/2024 (a)		4,691	2,728

Total Bank Loan Obligations (Cost $55,531)			49,808

CORPORATE BONDS & NOTES 55.5%
BANKING & FINANCE 28.8%
AES Red Oak LLC
8.540% due 11/30/2019		2,293	2,299
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220	180
American Express Bank FSB
0.314% due 07/13/2010		2,400	2,389
5.500% due 04/16/2013		2,000	2,133
5.550% due 10/17/2012		7,000	7,491
American Express Centurion Bank
0.292% due 03/23/2010		3,100	3,098
American Express Co.
7.250% due 05/20/2014		1,700	1,920
American General Finance Corp.
6.900% due 12/15/2017		5,000	3,477
American International Group, Inc.
0.394% due 10/18/2011		5,600	5,065
5.050% due 10/01/2015		1,600	1,336
5.450% due 05/18/2017		1,000	810
5.600% due 10/18/2016		3,400	2,817
5.850% due 01/16/2018		25,725	21,140
6.250% due 05/01/2036		4,800	3,574
8.175% due 05/15/2068		1,400	934
Bank of America Corp.
0.584% due 09/15/2014		12,000	11,201
4.750% due 08/01/2015		1,400	1,413
5.750% due 12/01/2017		16,500	16,923
7.375% due 05/15/2014		2,900	3,294
Bank of America Institutional Capital A
8.070% due 12/31/2026		500	494
Bank of America N.A.
0.872% due 05/12/2010		1,500	1,503
Barclays Bank PLC
5.000% due 09/22/2016		2,400	2,456
5.200% due 07/10/2014		6,900	7,321
5.450% due 09/12/2012		12,000	12,985
6.050% due 12/04/2017		600	612
7.434% due 09/29/2049		3,500	3,238
10.179% due 06/12/2021		17,280	22,344
Bear Stearns Cos. LLC
0.444% due 11/28/2011		100	100
0.482% due 08/15/2011		100	100
0.511% due 01/31/2011		1,900	1,903
5.700% due 11/15/2014		1,700	1,873
6.400% due 10/02/2017		26,825	29,286
7.250% due 02/01/2018		10,900	12,531
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	534
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,200	1,555
Caelus Re Ltd.
6.504% due 06/07/2011		3,800	3,713
Calabash Re Ltd.
11.344% due 01/08/2010		1,000	1,000
Caterpillar Financial Services Corp.
1.001% due 06/24/2011		1,500	1,513
Catlin Insurance Co. Ltd.
7.249% due 12/31/2049		460	340
CBA Capital Trust II
6.024% due 03/29/2049		3,400	2,759
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		1,800	1,863
Cemex Finance LLC
9.500% due 12/14/2016		13,200	13,893
CIT Group, Inc.
7.000% due 05/01/2013		543	511
7.000% due 05/01/2014		815	759
7.000% due 05/01/2015		815	733
7.000% due 05/01/2016		1,358	1,202
7.000% due 05/01/2017		1,901	1,658
Citigroup Capital XXI
8.300% due 12/21/2077		14,375	13,908
Citigroup Funding, Inc.
1.325% due 05/07/2010		300	301
Citigroup, Inc.
0.361% due 05/18/2011		900	885
0.421% due 05/18/2010		1,100	1,099
4.125% due 02/22/2010		1,000	1,004
5.300% due 10/17/2012		4,150	4,326
5.500% due 04/11/2013		3,900	4,046
5.500% due 10/15/2014		3,000	3,041
6.000% due 02/21/2012		1,650	1,743
6.000% due 08/15/2017		300	300
6.125% due 11/21/2017		2,195	2,216
6.125% due 05/15/2018		315	317
ConocoPhillips Canada Funding Co. I
5.300% due 04/15/2012		2,800	3,003
Corp GEO SAB de C.V.
8.875% due 09/25/2014		1,000	1,038
Countrywide Financial Corp.
5.800% due 06/07/2012		4,299	4,566
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		2,500	2,554
Credit Suisse New York
5.000% due 05/15/2013		8,900	9,499
Credit Suisse USA, Inc.
4.875% due 08/15/2010		1,000	1,027
DBS Bank Ltd.
0.492% due 05/16/2017		5,000	4,780
Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		1,650	1,662
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,300	2,369
Ferrellgas Escrow LLC
6.750% due 05/01/2014		625	619
Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		4,300	4,848
Ford Motor Credit Co. LLC
3.034% due 01/13/2012		4,000	3,725
7.250% due 10/25/2011		5,100	5,153
7.375% due 02/01/2011		100	102
7.500% due 08/01/2012		6,100	6,155
7.800% due 06/01/2012		13,546	13,699
7.875% due 06/15/2010		420	426
8.700% due 10/01/2014		10,300	10,779
9.875% due 08/10/2011		200	209
Foundation Re II Ltd.
7.022% due 11/26/2010		1,800	1,784
General Electric Capital Corp.
0.344% due 05/29/2012		13,000	12,210
0.393% due 12/20/2013		400	376
0.514% due 09/15/2014		3,500	3,306
5.250% due 10/19/2012		40	43
GMAC LLC
6.000% due 12/15/2011		200	196
6.625% due 05/15/2012		2,900	2,840
6.875% due 09/15/2011		3,900	3,860
6.875% due 08/28/2012		6,475	6,340
7.000% due 02/01/2012		6,050	5,931
7.250% due 03/02/2011		6,925	6,914
7.750% due 01/19/2010		7,550	7,554
Goldman Sachs Group, Inc.
0.351% due 06/28/2010		600	600
0.701% due 03/22/2016		50	46
4.750% due 07/15/2013		1,225	1,283
5.250% due 10/15/2013		1,900	2,020
5.300% due 02/14/2012		750	796
5.700% due 09/01/2012		165	178
6.150% due 04/01/2018		3,475	3,726
6.600% due 01/15/2012		500	544
6.750% due 10/01/2037		14,200	14,642
HBOS PLC
6.750% due 05/21/2018		1,400	1,301
HCP, Inc.
6.700% due 01/30/2018		5,000	4,858
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		2,900	2,306
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	418
HSBC Capital Funding LP
4.610% due 12/29/2049		4,700	4,024
HSBC Holdings PLC
6.500% due 05/02/2036		5,300	5,577
6.500% due 09/15/2037		125	131
Intergas Finance BV
6.375% due 05/14/2017		2,700	2,578
6.875% due 11/04/2011		378	387
International Lease Finance Corp.
4.950% due 02/01/2011		4,900	4,536
5.650% due 06/01/2014		375	284
6.625% due 11/15/2013		4,000	3,223
John Deere Capital Corp.
4.875% due 10/15/2010		500	517
JPMorgan Chase & Co.
0.382% due 05/16/2011		100	100
0.454% due 01/17/2011		1,400	1,400
4.650% due 06/01/2014		2,000	2,109
4.750% due 05/01/2013		1,900	2,007
5.375% due 10/01/2012		1,500	1,624
7.900% due 04/29/2049		7,300	7,554
LBG Capital No.1 PLC
8.500% due 12/29/2049		7,500	5,573
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		100	20
Lloyds TSB Bank PLC
12.000% due 12/29/2049		12,800	12,568
Longpoint Re Ltd.
5.504% due 11/08/2011		4,700	4,719
M&T Capital Trust II
8.277% due 06/01/2027		500	450
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,223
MBNA Capital B
1.081% due 02/01/2027		3,000	2,054
Merna Reinsurance Ltd.
0.901% due 07/07/2010		20,000	19,620
Merrill Lynch & Co., Inc.
0.498% due 02/05/2010		100	100
5.450% due 02/05/2013		3,400	3,580
6.050% due 08/15/2012		17,087	18,315
6.875% due 04/25/2018		10,400	11,223
MetLife, Inc.
5.375% due 12/15/2012		45	48
Morgan Stanley
0.534% due 01/18/2011		400	398
0.534% due 01/09/2012		2,700	2,671
0.564% due 01/15/2010		200	200
5.750% due 08/31/2012		4,600	4,937
5.950% due 12/28/2017		2,400	2,479
6.000% due 04/28/2015		16,800	17,916
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,187
Mystic Re Ltd.
10.254% due 06/07/2011		700	714
National Rural Utilities Cooperative Finance Corp.
1.065% due 07/01/2010		300	301
4.750% due 03/01/2014		850	904
7.250% due 03/01/2012		5,115	5,625
Pearson Dollar Finance PLC
5.700% due 06/01/2014		1,000	1,057
Petroleum Export Ltd.
4.623% due 06/15/2010		444	438
5.265% due 06/15/2011		3,853	3,774
Petroleum Export Ltd. II
6.340% due 06/20/2011		2,946	2,913
Rabobank Nederland NV
11.000% due 06/29/2049		3,488	4,265
Residential Reinsurance 2007 Ltd.
7.506% due 06/07/2010		15,500	15,681
Residential Reinsurance 2008 Ltd.
7.006% due 06/06/2011		1,250	1,243
Resona Bank Ltd.
5.850% due 09/29/2049		900	786
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		150	135
6.990% due 10/29/2049		2,000	1,111
7.640% due 03/29/2049		300	162
9.118% due 03/31/2049		500	458
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		5,320	5,384
7.175% due 05/16/2013		2,350	2,503
7.750% due 05/29/2018		1,800	1,973
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		13,500	12,152
SLM Corp.
0.512% due 10/25/2011		18,800	17,607
8.450% due 06/15/2018		1,800	1,779
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		2,100	2,004
Svenska Handelsbanken AB
1.254% due 09/14/2012		2,500	2,489
Teco Finance, Inc.
6.750% due 05/01/2015		7,050	7,579
Temasek Financial I Ltd.
4.300% due 10/25/2019		9,950	9,775
Tenneco, Inc.
8.625% due 11/15/2014		75	76
10.250% due 07/15/2013		617	641
Textron Financial Corp.
0.384% due 01/11/2010		11,000	10,997
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	1,030
6.625% due 03/20/2017		4,200	4,126
7.500% due 07/18/2016		9,400	9,738
7.875% due 03/13/2018		2,300	2,380
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		1,000	1,012
6.103% due 06/27/2012		3,300	3,425
7.700% due 08/07/2013		600	651
8.700% due 08/07/2018		1,600	1,878
UBS AG
5.750% due 04/25/2018		4,025	4,104
7.000% due 10/15/2015		500	532
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	1,505
UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,500	1,981
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	279
US Central Federal Credit Union
1.900% due 10/19/2012		16,100	16,098
Ventas Realty LP
6.500% due 06/01/2016		400	388
6.750% due 04/01/2017		2,635	2,563
Vita Capital III Ltd.
1.390% due 01/01/2011		3,150	3,038
VTB Capital S.A.
6.609% due 10/31/2012		1,300	1,331
6.875% due 05/29/2018		200	202
Wachovia Bank N.A.
0.322% due 05/25/2010		1,000	1,000
1.172% due 05/14/2010		17,800	17,856
6.600% due 01/15/2038		3,000	3,177
Wachovia Corp.
0.406% due 03/01/2012		2,300	2,275
0.413% due 04/23/2012		6,235	6,152
0.414% due 10/15/2011		600	594
0.471% due 08/01/2013		300	289
5.250% due 08/01/2014		500	518
Wells Fargo & Co.
4.375% due 01/31/2013		3,265	3,394
5.250% due 10/23/2012		16,460	17,584
Wells Fargo Capital X
5.950% due 12/15/2086		2,800	2,450
Wells Fargo Capital XIII
7.700% due 12/29/2049		700	682
White Nights Finance BV for Gazprom
10.500% due 03/25/2014		23,040	26,266

			817,100

INDUSTRIALS 21.3%
AES El Salvador Trust
6.750% due 02/01/2016		11,800	10,535
Altria Group, Inc.
7.750% due 02/06/2014		900	1,022
9.250% due 08/06/2019		2,400	2,930
America Movil SAB de C.V.
5.000% due 10/16/2019		2,900	2,841
5.750% due 01/15/2015		5,000	5,288
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		1,200	1,326
American Stores Co.
7.100% due 03/20/2028		100	82
8.000% due 06/01/2026		2,000	1,835
AmeriGas Partners LP
7.125% due 05/20/2016		5,075	5,100
7.250% due 05/20/2015		500	503
Amgen, Inc.
5.700% due 02/01/2019		300	322
5.850% due 06/01/2017		100	109
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		1,600	1,609
4.125% due 01/15/2015		22,200	22,566
ARAMARK Corp.
3.781% due 02/01/2015		1,825	1,679
8.500% due 02/01/2015		2,000	2,070
ArcelorMittal
6.125% due 06/01/2018		925	956
ArvinMeritor, Inc.
8.125% due 09/15/2015		6,085	5,842
8.750% due 03/01/2012		1,760	1,795
AstraZeneca PLC
5.400% due 09/15/2012		745	814
Atlantic Richfield Co.
8.530% due 02/27/2012		500	568
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	1,051
Berry Plastics Escrow LLC
8.250% due 11/15/2015		6,400	6,464
8.875% due 09/15/2014		3,400	3,324
BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014		1,200	1,317
Biomet, Inc.
10.000% due 10/15/2017		1,792	1,956
10.375% due 10/15/2017 (b)		1,600	1,744
11.625% due 10/15/2017		4,045	4,490
C8 Capital SPV Ltd.
6.640% due 12/29/2049		21,100	14,678
CBS Corp.
5.625% due 08/15/2012		3,500	3,661
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		7,000	7,633
Chart Industries, Inc.
9.125% due 10/15/2015		1,300	1,307
Chesapeake Energy Corp.
7.500% due 06/15/2014		500	513
Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017		2,550	2,544
9.500% due 05/15/2016		3,150	3,386
Cisco Systems, Inc.
5.500% due 02/22/2016		500	550
CODELCO, Inc.
7.500% due 01/15/2019		150	176
Columbia University
6.875% due 12/15/2015		500	576
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	363
Comcast Cable Communications LLC
7.125% due 06/15/2013		2,130	2,395
Comcast Corp.
5.300% due 01/15/2014		2,000	2,137
5.900% due 03/15/2016		2,900	3,127
6.500% due 01/15/2015		100	112
Community Health Systems, Inc.
8.875% due 07/15/2015		2,000	2,075
Con-way, Inc.
7.250% due 01/15/2018		5,000	5,056
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012 (a)		2,400	2,286
Cox Communications, Inc.
7.125% due 10/01/2012		725	806
CSC Holdings, Inc.
6.750% due 04/15/2012		375	389
7.875% due 02/15/2018		2,000	2,080
CSN Islands VIII Corp.
9.750% due 12/16/2013		900	1,044
CSN Islands IX Corp.
10.500% due 01/15/2015		2,500	3,044
CSN Islands XI Corp.
6.875% due 09/21/2019		4,250	4,271
CSX Corp.
5.600% due 05/01/2017		5,000	5,195
Cytec Industries, Inc.
6.000% due 10/01/2015		1,000	1,055
Daimler Finance North America LLC
5.750% due 09/08/2011		4,500	4,729
Delhaize America, Inc.
8.050% due 04/15/2027		600	651
Delta Air Lines, Inc.
7.379% due 11/18/2011		636	634
Dex Media West LLC
8.500% due 08/15/2010 (a)		2,500	2,713
9.875% due 08/15/2013 (a)		2,980	946
DISH DBS Corp.
7.125% due 02/01/2016		1,325	1,360
Dow Chemical Co.
4.850% due 08/15/2012		1,500	1,577
6.000% due 10/01/2012		250	269
DP World Ltd.
6.850% due 07/02/2037		2,500	1,937
Dynegy Holdings, Inc.
7.750% due 06/01/2019		3,730	3,254
8.375% due 05/01/2016		4,330	4,135
Ecopetrol S.A.
7.625% due 07/23/2019		13,070	14,553
El Paso Corp.
7.000% due 06/15/2017		5,000	4,984
7.750% due 06/15/2010		300	304
12.000% due 12/12/2013		100	118
EnCana Corp.
6.500% due 05/15/2019		700	784
Encore Acquisition Co.
6.250% due 04/15/2014		2,933	2,948
Energy Transfer Partners LP
5.650% due 08/01/2012		5,200	5,530
Erac USA Finance Co.
6.375% due 10/15/2017		1,000	1,012
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,036
Ferrellgas Partners LP
8.750% due 06/15/2012		1,305	1,328
First Data Corp.
9.875% due 09/24/2015		5,800	5,438
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		6,800	7,456
Gaz Capital S.A.
6.212% due 11/22/2016		6,900	6,646
7.288% due 08/16/2037		10,000	9,275
8.625% due 04/28/2034		6,540	7,210
9.250% due 04/23/2019		1,250	1,400
Gazprom International S.A.
7.201% due 02/01/2020		6,894	7,139
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		252	257
Georgia-Pacific LLC
7.000% due 01/15/2015		4,250	4,324
7.125% due 01/15/2017		2,200	2,239
GlaxoSmithKline Capital, Inc.
0.898% due 05/13/2010		1,800	1,804
4.850% due 05/15/2013		500	537
GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,100	5,368
HCA, Inc.
7.190% due 11/15/2015		1,700	1,585
8.500% due 04/15/2019		4,250	4,601
9.250% due 11/15/2016		6,400	6,888
9.625% due 11/15/2016 (b)		7,071	7,672
Health Management Associates, Inc.
6.125% due 04/15/2016		290	273
Hewlett-Packard Co.
6.500% due 07/01/2012		500	553
Ineos Group Holdings PLC
8.500% due 02/15/2016		1,300	881
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,000	2,102
5.850% due 09/15/2012		600	646
Kraft Foods, Inc.
6.500% due 08/11/2017		3,000	3,260
Kroger Co.
7.000% due 05/01/2018		5,000	5,599
Ltd Brands, Inc.
6.900% due 07/15/2017		2,000	2,008
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,040
Marathon Global Funding Corp.
6.000% due 07/01/2012		500	540
Marks & Spencer PLC
6.250% due 12/01/2017		5,000	5,202
Masco Corp.
5.875% due 07/15/2012		2,000	2,044
6.125% due 10/03/2016		5,000	4,771
McKesson Corp.
5.700% due 03/01/2017		5,000	5,252
MGM Mirage
7.500% due 06/01/2016		2,020	1,586
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		41,050	46,099
Nalco Co.
8.875% due 11/15/2013		400	414
New Albertson’s, Inc.
6.570% due 02/23/2028		800	604
7.450% due 08/01/2029		5,100	4,399
7.750% due 06/15/2026		2,150	1,935
Noble Group Ltd.
6.750% due 01/29/2020		3,800	3,914
Norampac Industries, Inc.
6.750% due 06/01/2013		1,170	1,185
Northwest Airlines, Inc.
7.626% due 04/01/2010		383	380
Northwest Pipeline GP
7.000% due 06/15/2016		5,000	5,637
OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013		375	374
PACCAR, Inc.
1.428% due 09/14/2012		700	709
Pemex Project Funding Master Trust
1.554% due 06/15/2010		10,700	10,740
5.750% due 03/01/2018		4,630	4,705
Petrobras International Finance Co.
7.875% due 03/15/2019		7,070	8,186
Petroleos Mexicanos
4.875% due 03/15/2015		28,680	28,717
Pulte Homes, Inc.
5.250% due 01/15/2014		10,500	10,369
Quebecor Media, Inc.
7.750% due 03/15/2016		2,950	2,957
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	1,015
Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,377
Rowan Cos., Inc.
5.880% due 03/15/2012		1,589	1,660
Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		9,000	9,461
SABMiller PLC
5.500% due 08/15/2013		1,000	1,066
SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)		9,092	9,137
Sanmina-SCI Corp.
8.125% due 03/01/2016		3,125	3,133
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	503
Sensata Technologies BV
8.000% due 05/01/2014		2,940	2,896
Sonat, Inc.
7.625% due 07/15/2011		900	932
Steel Dynamics, Inc.
6.750% due 04/01/2015		500	498
SunGard Data Systems, Inc.
9.125% due 08/15/2013		250	258
Teck Resources Ltd.
9.750% due 05/15/2014		200	232
10.250% due 05/15/2016		3,000	3,510
10.750% due 05/15/2019		300	360
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		2,379	2,385
Tesco PLC
5.500% due 11/15/2017		9,250	9,751
Time Warner Cable, Inc.
5.400% due 07/02/2012		300	321
5.850% due 05/01/2017		2,150	2,262
7.500% due 04/01/2014		2,000	2,306
Time Warner, Inc.
5.500% due 11/15/2011		1,847	1,962
6.875% due 05/01/2012		2,625	2,875
TRW Automotive, Inc.
7.250% due 03/15/2017		2,200	2,145
Tyco International Finance S.A.
6.375% due 10/15/2011		445	477
6.750% due 02/15/2011		500	525
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)		904	276
United Airlines, Inc.
7.336% due 01/02/2021		437	306
7.730% due 07/01/2010		144	144
9.750% due 01/15/2017		6,700	6,834
Vale Overseas Ltd.
5.625% due 09/15/2019		1,800	1,827
6.250% due 01/11/2016		400	421
6.250% due 01/23/2017		420	439
8.250% due 01/17/2034		1,525	1,755
Valero Energy Corp.
6.125% due 06/15/2017		8,350	8,558
6.875% due 04/15/2012		1,625	1,775
9.375% due 03/15/2019		4,000	4,765
Verso Paper Holdings LLC
9.125% due 08/01/2014		2,525	2,424
Viacom, Inc.
6.250% due 04/30/2016		5,900	6,439
Walt Disney Co.
6.200% due 06/20/2014		500	560
6.375% due 03/01/2012		640	699
WellPoint, Inc.
6.800% due 08/01/2012		500	552
Weyerhaeuser Co.
6.750% due 03/15/2012		3,500	3,710
7.375% due 10/01/2019		5,400	5,653
Williams Cos., Inc.
7.125% due 09/01/2011		7,800	8,339
7.625% due 07/15/2019		925	1,039
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		1,250	1,372
12.000% due 12/01/2015		1,000	1,075
Windstream Corp.
7.875% due 11/01/2017		1,800	1,786
8.625% due 08/01/2016		700	716
Wynn Las Vegas LLC
6.625% due 12/01/2014		45	44
7.875% due 11/01/2017		7,250	7,377
XTO Energy, Inc.
5.750% due 12/15/2013		1,800	2,004
7.500% due 04/15/2012		4,650	5,188
Yum! Brands, Inc.
6.250% due 03/15/2018		5,000	5,463

			605,906

UTILITIES 5.4%
AES Corp.
8.000% due 06/01/2020		300	307
AT&T Corp.
7.300% due 11/15/2011		1,122	1,236
AT&T, Inc.
6.700% due 11/15/2013		1,000	1,129
Axtel SAB de C.V.
9.000% due 09/22/2019		550	566
Beaver Valley II Funding
9.000% due 06/01/2017		260	285
Carolina Power & Light Co.
5.125% due 09/15/2013		750	803
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		6,090	6,630
CenturyTel, Inc.
6.000% due 04/01/2017		5,000	5,142
Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,576
Dayton Power & Light Co.
5.125% due 10/01/2013		1,480	1,582
Deutsche Telekom International Finance BV
6.000% due 07/08/2019		8,000	8,557
Dominion Resources, Inc.
1.303% due 06/17/2010		1,500	1,507
5.700% due 09/17/2012		260	281
Duke Energy Carolinas LLC
4.500% due 04/01/2010		1,250	1,262
5.300% due 10/01/2015		1,500	1,638
5.625% due 11/30/2012		225	246
Enel Finance International S.A.
5.700% due 01/15/2013		4,850	5,238
France Telecom S.A.
4.375% due 07/08/2014		200	209
7.750% due 03/01/2011		50	54
Frontier Communications Corp.
6.625% due 03/15/2015		2,575	2,517
7.000% due 11/01/2025		400	331
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)		4,000	90
Homer City Funding LLC
8.734% due 10/01/2026		3,698	3,587
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		4,125	4,331
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		9,100	9,236
Majapahit Holding BV
7.250% due 10/17/2011		6,800	7,140
7.875% due 06/29/2037		400	394
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	327
Midwest Generation LLC
8.560% due 01/02/2016		355	358
Nevada Power Co.
5.875% due 01/15/2015		450	483
6.500% due 05/15/2018		6,050	6,485
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		2,175	2,459
Nextel Communications, Inc.
7.375% due 08/01/2015		4,625	4,521
NRG Energy, Inc.
7.375% due 02/01/2016		3,675	3,689
7.375% due 01/15/2017		330	332
Pedernales Electric Cooperative
5.952% due 11/15/2022		500	504
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,660	5,292
Progress Energy, Inc.
6.850% due 04/15/2012		400	434
PSEG Power LLC
5.320% due 09/15/2016		990	1,020
5.500% due 12/01/2015		900	957
6.950% due 06/01/2012		270	295
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,050	2,091
Qwest Communications International, Inc.
7.500% due 02/15/2014		11,225	11,323
Qwest Corp.
6.500% due 06/01/2017		1,300	1,284
7.250% due 09/15/2025		2,250	2,092
7.250% due 10/15/2035		1,365	1,208
7.500% due 06/15/2023		3,900	3,705
7.625% due 06/15/2015		1,750	1,820
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		470	470
6.750% due 09/30/2019		1,750	1,937
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,804
Southern California Edison Co.
5.000% due 01/15/2014		100	108
Sprint Capital Corp.
8.375% due 03/15/2012		1,075	1,118
8.750% due 03/15/2032		3,700	3,506
Sprint Nextel Corp.
0.651% due 06/28/2010		1,600	1,575
6.000% due 12/01/2016		5,200	4,771
8.375% due 08/15/2017		1,200	1,230
Telecom Italia Capital S.A.
0.761% due 02/01/2011		200	199
0.894% due 07/18/2011		4,500	4,483
Telefonica Emisiones SAU
0.609% due 02/04/2013		6,400	6,306
6.221% due 07/03/2017		800	883
Telefonica Europe BV
7.750% due 09/15/2010		400	418
Telesat LLC
11.000% due 11/01/2015		1,000	1,090
Verizon Communications, Inc.
5.250% due 04/15/2013		200	216
5.500% due 04/01/2017		400	423
5.550% due 02/15/2016		400	432
Verizon Global Funding Corp.
4.375% due 06/01/2013		500	525
7.250% due 12/01/2010		3,500	3,700
Verizon New York, Inc.
6.875% due 04/01/2012		25	27
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011		500	530
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	257
Vodafone Group PLC
0.536% due 02/27/2012		1,700	1,695
4.150% due 06/10/2014		250	257

			154,513

Total Corporate Bonds & Notes (Cost $1,549,387)			1,577,519

MUNICIPAL BONDS & NOTES 1.9%
Adams County, Pennsylvania General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
4.750% due 11/15/2028		1,000	1,000
California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023		850	380
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039		4,200	3,960
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		2,000	2,014
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		100	101
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2027		2,000	799
Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2020		500	281
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011		500	502
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		980	738
5.750% due 06/01/2047		1,550	1,151
Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039		950	965
Kentucky State Property & Buildings Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014		500	528
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044		4,900	4,909
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		700	712
4.500% due 07/01/2023		800	807
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025		700	681
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		1,000	767
5.000% due 06/01/2041		1,930	1,333
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012		500	532
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049		400	416
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046		200	131
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		100	85
5.875% due 06/01/2047		7,600	5,723
6.000% due 06/01/2042		4,805	3,720
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046		300	200
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		550	391
Tamalpais, California Union High School District General Obligation Bonds, (NPFGC Insured), Series 2001
5.000% due 08/01/2026		2,000	2,053
University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.423% due 05/01/2029		3,750	3,706
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		19,525	15,620

Total Municipal Bonds & Notes (Cost $52,767)			54,205

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
0.431% due 10/27/2037		400	380
0.682% due 10/18/2030		14	14
0.731% due 03/25/2017		65	64
1.832% due 03/01/2044		128	127
3.083% due 06/01/2035		1,992	2,057
3.297% due 09/01/2031		23	24
3.695% due 04/01/2036		295	306
4.066% due 03/01/2036		301	312
4.585% due 12/01/2036		183	189
4.612% due 02/01/2035		180	186
5.000% due 02/25/2017 - 11/01/2035		1,265	1,301
5.500% due 03/01/2037		288	302
6.260% due 03/01/2011		369	383
6.500% due 06/25/2028		163	158
6.850% due 12/18/2027		176	192
Farm Credit Bank
7.561% due 11/29/2049		500	355
Freddie Mac
0.158% due 05/05/2011 (g)		523	523
0.189% due 05/04/2011 (g)		8,734	8,745
0.463% due 02/15/2019		4,756	4,760
0.733% due 09/15/2030		44	44
1.832% due 10/25/2044 - 02/25/2045		252	240
2.032% due 07/25/2044		386	368
3.328% due 05/01/2023		22	22
5.500% due 03/15/2017 - 01/01/2040		3,767	3,935
6.500% due 07/25/2043		17	18
7.000% due 06/15/2013		33	33
Ginnie Mae
3.625% due 07/20/2026		32	33
3.956% due 09/16/2021		159	160
4.045% due 07/16/2020		529	539
4.125% due 11/20/2023 - 11/20/2027		77	79
4.375% due 03/20/2026 - 05/20/2026		63	64
4.385% due 08/16/2030		1,006	1,028
6.569% due 09/16/2026		656	707
9.250% due 12/20/2019 - 06/20/2021		18	20
New Valley Generation I
7.299% due 03/15/2019		757	878
Private Export Funding Corp.
4.550% due 05/15/2015		750	803
Small Business Administration
4.340% due 03/01/2024		221	227
4.504% due 02/01/2014		52	54
5.130% due 09/01/2023		42	44
5.886% due 09/01/2011		213	223
6.030% due 02/01/2012		799	840
6.900% due 12/01/2020		694	754
7.150% due 03/01/2017		270	296
7.300% due 05/01/2017		155	170
Vendee Mortgage Trust
6.000% due 12/15/2030		1,000	1,059

Total U.S. Government Agencies (Cost $32,620)			33,016

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Bonds
3.500% due 02/15/2039		12,000	9,833
U.S. Treasury Notes
1.000% due 07/31/2011 (j)		3,518	3,524
1.000% due 10/31/2011 (j)		288	288
1.125% due 06/30/2011 (j)		1,297	1,303
2.250% due 05/31/2014 (g)(j)		400	397
2.375% due 10/31/2014 (j)		720	712
2.625% due 06/30/2014		1,200	1,209
2.625% due 07/31/2014 (g)		11,400	11,461
2.750% due 11/30/2016		1,600	1,541
3.125% due 10/31/2016		6,900	6,815
3.375% due 11/15/2019		7,450	7,168
4.000% due 02/15/2015		23,200	24,665

Total U.S. Treasury Obligations (Cost $70,505)			68,916

MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust
3.450% due 01/25/2035		6,678	6,240
5.401% due 01/25/2036		585	487
American Home Mortgage Assets
0.441% due 10/25/2046		1,872	953
American Home Mortgage Investment Trust
5.660% due 09/25/2045		451	356
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		10,500	9,283
5.492% due 02/10/2051		2,220	1,878
5.658% due 06/10/2049		3,200	2,683
5.744% due 02/10/2051		4,700	4,157
Banc of America Funding Corp.
0.731% due 06/26/2035		3,000	2,303
0.731% due 07/26/2036		2,000	1,663
5.746% due 03/20/2036		496	335
Banc of America Mortgage Securities, Inc.
4.088% due 07/25/2034		445	396
5.000% due 05/25/2034		143	140
5.404% due 02/25/2036		158	121
Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035		6,403	5,610
3.708% due 01/25/2034		10	10
3.770% due 01/25/2034		32	28
4.456% due 02/25/2033		6	6
4.462% due 10/25/2035		4,046	3,946
4.991% due 01/25/2035		105	90
5.361% due 08/25/2035		4,926	4,212
5.436% due 05/25/2047		1,510	1,070
5.632% due 02/25/2033		55	54
5.727% due 02/25/2036		470	300
Bear Stearns Alt-A Trust
0.451% due 12/25/2046		298	22
5.261% due 08/25/2036		700	210
5.310% due 05/25/2035		110	78
5.378% due 09/25/2035		2,296	1,538
Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032		426	433
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		1,980	1,771
Citigroup Mortgage Loan Trust, Inc.
2.990% due 12/25/2035		339	300
4.557% due 03/25/2034		147	139
4.641% due 08/25/2035		539	204
5.978% due 09/25/2037		2,469	1,732
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		511	385
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,600	3,937
Countrywide Alternative Loan Trust
0.428% due 12/20/2046		3,079	1,509
0.443% due 07/20/2046		1,514	660
0.461% due 08/25/2046		406	89
0.513% due 09/20/2046		600	84
0.563% due 11/20/2035		606	319
0.581% due 06/25/2037		548	132
1.544% due 12/25/2035		729	391
5.302% due 10/25/2035		440	326
5.750% due 03/25/2037		500	303
6.000% due 10/25/2032		3	3
Countrywide Home Loan Mortgage Pass-Through Trust
0.461% due 05/25/2035		289	157
0.531% due 04/25/2046		531	143
0.571% due 06/25/2035		696	613
3.389% due 10/19/2032		8	4
3.647% due 04/20/2035		1,006	949
4.727% due 02/25/2034		1,384	1,195
6.000% due 05/25/2036		2,004	1,672
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		500	405
5.548% due 02/15/2039		5,000	5,020
CS First Boston Mortgage Securities Corp.
3.340% due 06/25/2033		749	635
4.666% due 03/15/2036		5,500	5,631
5.435% due 09/15/2034		471	486
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		782	383
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018		448	433
5.500% due 12/25/2035		700	499
5.505% due 10/25/2035		444	305
6.300% due 07/25/2036		676	341
First Horizon Asset Securities, Inc.
3.148% due 07/25/2033		321	293
5.750% due 05/25/2037		2,763	2,090
General Electric Capital Assurance Co.
5.254% due 05/12/2035		956	977
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		12,000	12,546
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		92	91
Greenpoint Mortgage Pass-Through Certificates
3.829% due 10/25/2033		1,324	979
GS Mortgage Securities Corp. II
0.325% due 03/06/2020		2,680	2,551
6.624% due 05/03/2018		600	637
6.878% due 05/03/2018		1,500	1,599
GSR Mortgage Loan Trust
3.939% due 06/25/2034		683	608
4.551% due 11/25/2035		6,090	5,049
5.156% due 01/25/2036		576	443
5.335% due 11/25/2035		400	310
6.000% due 03/25/2037		2,266	1,891
6.000% due 05/25/2037		1,417	1,220
Harborview Mortgage Loan Trust
0.423% due 01/19/2038		1,711	943
Homebanc Mortgage Trust
5.797% due 04/25/2037		489	378
Indymac Index Mortgage Loan Trust
0.471% due 07/25/2035		164	92
0.501% due 06/25/2037		610	131
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034		14,800	15,261
5.336% due 05/15/2047		2,900	2,522
5.746% due 02/12/2049		1,800	1,579
5.794% due 02/12/2051		3,000	2,624
JPMorgan Mortgage Trust
4.273% due 04/25/2035		6,616	5,541
5.673% due 04/25/2036		2,063	1,775
5.750% due 01/25/2036		2,124	1,772
5.886% due 06/25/2037		4,321	3,641
JPMorgan Re-REMIC
0.731% due 06/26/2036		5,545	4,958
0.731% due 03/26/2037		5,153	3,935
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,624
5.424% due 02/15/2040		740	615
5.430% due 02/15/2040		3,552	3,076
5.866% due 09/15/2045		700	616
MASTR Adjustable Rate Mortgages Trust
0.471% due 05/25/2037		443	193
0.571% due 05/25/2047		500	65
3.096% due 11/21/2034		1,000	979
3.364% due 11/25/2033		69	62
5.118% due 08/25/2034		170	145
MASTR Alternative Loans Trust
0.631% due 03/25/2036		1,078	521
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,215	1,232
Merrill Lynch Alternative Note Asset
5.500% due 06/25/2037		552	274
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	472
5.700% due 09/12/2049		750	638
5.957% due 08/12/2049		300	260
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		4,270	2,930
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		3,530	3,067
Morgan Stanley Capital I
5.332% due 12/15/2043		10,000	9,299
5.692% due 04/15/2049		1,200	1,014
5.809% due 12/12/2049		4,500	3,846
5.880% due 06/11/2049		3,400	3,039
Morgan Stanley Mortgage Loan Trust
5.355% due 06/25/2036		208	191
6.000% due 10/25/2037		14,832	10,030
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		500	395
Provident Funding Mortgage Loan Trust
3.110% due 08/25/2033		435	399
RBSSP Resecuritization Trust
0.551% due 03/26/2037		5,588	4,749
0.731% due 09/26/2034		1,819	1,594
0.731% due 03/26/2036		3,762	3,396
0.731% due 04/26/2037		1,866	1,565
Residential Accredit Loans, Inc.
0.431% due 12/25/2046		600	105
0.461% due 05/25/2037		771	187
5.714% due 02/25/2036		400	211
Residential Asset Securitization Trust
0.631% due 01/25/2046		2,434	1,131
Residential Funding Mortgage Securities I
5.201% due 09/25/2035		619	435
Salomon Brothers Mortgage Securities VII, Inc.
0.731% due 05/25/2032		60	55
Structured Adjustable Rate Mortgage Loan Trust
4.289% due 01/25/2035		862	685
5.197% due 09/25/2035		9,478	6,437
5.450% due 01/25/2036		78	65
6.000% due 03/25/2036		429	283
Structured Asset Mortgage Investments, Inc.
0.331% due 09/25/2047		197	186
0.451% due 05/25/2036		3,310	1,648
0.491% due 05/25/2046		503	116
Structured Asset Securities Corp.
2.797% due 06/25/2033		971	837
Wachovia Bank Commercial Mortgage Trust
0.313% due 06/15/2020		2,308	1,933
Wachovia Mortgage Loan Trust LLC
5.460% due 10/20/2035		454	381
WaMu Mortgage Pass-Through Certificates
0.771% due 12/25/2027		765	576
1.294% due 06/25/2047		589	131
1.332% due 02/25/2047		1,672	907
1.354% due 12/25/2046		726	404
1.544% due 08/25/2046		1,554	860
1.944% due 06/25/2042		15	11
1.944% due 08/25/2042		16	12
2.509% due 02/27/2034		20	16
2.772% due 07/25/2046		2,291	1,487
2.911% due 06/25/2033		305	290
3.640% due 03/25/2033		244	223
4.825% due 10/25/2035		516	489
5.387% due 02/25/2037		1,616	1,145
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.304% due 04/25/2047		768	164
1.314% due 04/25/2047		730	181
1.384% due 05/25/2047		727	176
Washington Mutual MSC Mortgage Pass-Through Certificates
4.414% due 02/25/2033		6	5
Wells Fargo Mortgage-Backed Securities Trust
0.731% due 07/25/2037		984	595
4.338% due 04/25/2035		613	548
4.621% due 09/25/2033		553	538
4.686% due 12/25/2033		592	579
4.979% due 12/25/2034		849	822
5.541% due 04/25/2036		333	260
5.556% due 07/25/2036		441	340
5.589% due 07/25/2036		642	491
5.613% due 05/25/2036		1,638	1,310

Total Mortgage-Backed Securities (Cost $250,184)			239,734

ASSET-BACKED SECURITIES 1.1%
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017		750	846
Aurum CLO 2002-1 Ltd.
0.714% due 04/15/2014		3,203	3,077
Chase Issuance Trust
0.683% due 09/17/2012		7,000	7,009
Countrywide Asset-Backed Certificates
0.341% due 10/25/2046		19	19
Denver Arena Trust
6.940% due 11/15/2019		206	182
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		750	828
Equity One Asset-Backed Securities, Inc.
4.145% due 04/25/2034		218	191
First Franklin Mortgage Loan Asset-Backed Certificates
0.281% due 11/25/2036		175	170
Ford Credit Auto Owner Trust
1.133% due 01/15/2011		599	599
GSAA Trust
0.531% due 03/25/2037		700	326
0.531% due 05/25/2047		700	379
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	734
JPMorgan Mortgage Acquisition Corp.
0.291% due 03/25/2047		362	262
Lehman XS Trust
0.461% due 06/25/2046		587	121
Morgan Stanley ABS Capital I
0.281% due 10/25/2036		290	284
Morgan Stanley Mortgage Loan Trust
0.591% due 04/25/2037		657	254
5.726% due 10/25/2036		493	267
Nationstar Home Equity Loan Trust
0.351% due 04/25/2037		169	156
SLM Student Loan Trust
0.262% due 04/25/2014		316	316
0.432% due 01/25/2017		227	226
1.782% due 04/25/2023		13,265	13,805

Total Asset-Backed Securities (Cost $30,216)			30,051

SOVEREIGN ISSUES 17.4%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		1,000	1,076
Banque Centrale de Tunisie
7.375% due 04/25/2012		3,361	3,655
8.250% due 09/19/2027		570	690
Brazil Government International Bond
5.875% due 01/15/2019		22,000	23,540
6.000% due 01/17/2017		2,100	2,278
8.000% due 01/15/2018		7,362	8,437
8.250% due 01/20/2034		800	1,026
8.750% due 02/04/2025		2,830	3,679
8.875% due 10/14/2019		29,400	38,073
8.875% due 04/15/2024		8,057	10,514
11.000% due 08/17/2040		14,300	19,126
China Development Bank Corp.
5.000% due 10/15/2015		500	538
Colombia Government International Bond
7.375% due 01/27/2017		10,200	11,551
7.375% due 09/18/2037		3,900	4,270
8.250% due 12/22/2014		5,200	6,136
10.375% due 01/28/2033		275	389
10.750% due 01/15/2013		8,800	10,736
11.750% due 02/25/2020		725	1,049
Croatia Government International Bond
1.750% due 07/30/2010		28	28
Export-Import Bank of China
4.875% due 07/21/2015		2,050	2,187
5.250% due 07/29/2014		6,625	7,202
Export-Import Bank of Korea
0.504% due 10/04/2011		3,000	3,006
0.512% due 11/16/2010		400	391
Guatemala Government Bond
9.250% due 08/01/2013		1,845	2,113
10.250% due 11/08/2011		1,000	1,125
Hong Kong Government International Bond
5.125% due 08/01/2014		750	817
Indonesia Government International Bond
6.750% due 03/10/2014		5,800	6,340
6.875% due 03/09/2017		11,200	12,358
6.875% due 01/17/2018		2,000	2,195
7.500% due 01/15/2016		100	114
8.500% due 10/12/2035		200	242
11.625% due 03/04/2019		6,300	9,072
Korea Development Bank
0.547% due 11/22/2012		8,200	7,735
5.300% due 01/17/2013		800	841
5.750% due 09/10/2013		385	411
8.000% due 01/23/2014		7,300	8,420
Mexico Government International Bond
5.625% due 01/15/2017		120	126
5.950% due 03/19/2019		28,700	30,494
6.050% due 01/11/2040		5,400	5,218
6.750% due 09/27/2034		10,500	11,130
8.000% due 09/24/2022		45	55
8.125% due 12/30/2019		7,000	8,514
8.300% due 08/15/2031		120	149
Panama Government International Bond
6.700% due 01/26/2036		2,179	2,310
7.250% due 03/15/2015		8,325	9,511
8.875% due 09/30/2027		2,600	3,393
9.375% due 04/01/2029		1,705	2,276
Peru Government International Bond
6.550% due 03/14/2037		320	334
7.350% due 07/21/2025		8,300	9,545
8.375% due 05/03/2016		7,421	8,998
8.750% due 11/21/2033		1,000	1,305
Philippines Government International Bond
6.375% due 01/15/2032		10,478	10,295
6.375% due 10/23/2034		8,900	8,766
7.750% due 01/14/2031		4,200	4,756
8.250% due 01/15/2014		8,100	9,436
8.375% due 06/17/2019		5,410	6,587
8.750% due 10/07/2016		2,000	2,436
8.875% due 03/17/2015		200	244
9.000% due 02/15/2013		900	1,048
Poland Government International Bond
4.000% due 10/27/2024		55	48
6.375% due 07/15/2019		7,850	8,578
Qatar Government International Bond
4.000% due 01/20/2015		5,800	5,844
5.250% due 01/20/2020		10,200	10,328
6.400% due 01/20/2040		4,200	4,242
Russia Government International Bond
7.500% due 03/31/2030		56,941	64,842
8.250% due 03/31/2010		111	113
South Africa Government International Bond
5.875% due 05/30/2022		750	766
6.500% due 06/02/2014		10,600	11,660
6.875% due 05/27/2019		8,800	9,922
7.375% due 04/25/2012		2,730	3,010
Uruguay Government International Bond
7.625% due 03/21/2036		1,000	1,088
8.000% due 11/18/2022		12,054	13,862
9.250% due 05/17/2017		100	124
Vietnam Government International Bond
4.000% due 03/12/2028		10,000	8,568
6.875% due 01/15/2016		3,000	3,086

Total Sovereign Issues (Cost $462,533)			494,367

FOREIGN CURRENCY-DENOMINATED ISSUES 9.5%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	682
American International Group, Inc.
0.883% due 04/26/2011	EUR	650	861
Atlas Reinsurance PLC
4.750% due 01/10/2010		1,500	2,150
Bank of America Corp.
4.750% due 05/23/2017		300	389
Banque Centrale de Tunisie
4.750% due 04/07/2011		5,300	7,840
6.250% due 02/20/2013		2,820	4,316
Barclays Bank PLC
6.000% due 01/23/2018		200	304
14.000% due 11/29/2049	GBP	500	1,038
BNP Paribas Capital Trust VI
5.868% due 01/29/2049	EUR	4,870	6,283
Brazil Government International Bond
12.500% due 01/05/2016	BRL	1,000	652
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024 (e)		26,700	27,664
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		6,520	3,619
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,525
Citigroup, Inc.
4.750% due 02/10/2019		5,600	6,992
Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	6,024
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,778
EMF-NL
1.540% due 04/17/2041		2,000	1,715
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,186
Gaz Capital S.A.
7.800% due 09/27/2010	EUR	3,500	5,240
General Electric Capital Corp.
4.625% due 09/15/2066		5,700	6,210
Goldman Sachs Group, Inc.
1.022% due 02/04/2013		500	691
Green Valley Ltd.
4.343% due 01/10/2011		1,300	1,807
HSBC Holdings PLC
5.375% due 12/20/2012		298	457
6.000% due 06/10/2019		2,000	3,128
6.375% due 10/18/2022	GBP	100	165
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	1,736
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,888
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,472	859
Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	2,161
Mexico Government International Bond
7.250% due 12/15/2016	MXN	52,000	3,917
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,180
Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016	EUR	3,300	5,109
OI European Group BV
6.875% due 03/31/2017		820	1,140
PagesJaunes Groupe
1.981% due 01/11/2014		4,000	5,112
Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	18,088
Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	8,438
QBE International Holdings PLC
5.923% due 08/02/2020	AUD	3,000	2,635
Republic of Germany
3.750% due 01/04/2017	EUR	20,000	30,024
4.750% due 07/04/2028		7,900	12,228
Royal Bank of Scotland Group PLC
5.049% due 04/06/2011	GBP	3,129	4,700
6.000% due 06/29/2049		1,620	1,609
SLM Corp.
3.125% due 09/17/2012	EUR	7,000	8,931
4.750% due 03/17/2014		3,000	3,720
South Africa Government International Bond
5.250% due 05/16/2013		1,050	1,573
Sumitomo Mitsui Banking Corp.
0.853% due 12/31/2049	JPY	100,000	1,057
0.950% due 06/02/2049		100,000	1,025
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	128,300	9,673
UBS AG
7.152% due 12/29/2049	EUR	100	124
Unitymedia Hessen GmbH & Co. KG
3.597% due 04/15/2013		2,825	4,030
UPC Broadband Holding BV
4.218% due 12/31/2016		3,750	5,012
4.468% due 12/31/2017		2,705	3,631
UPC Holding BV
7.750% due 01/15/2014		2,300	3,231
Uruguay Government International Bond
6.875% due 01/19/2016		13,000	19,848
Veolia Environnement
4.875% due 05/28/2013		3,460	5,237
Virgin Media Finance PLC
8.750% due 04/15/2014		483	724
Wind Acquisition Finance S.A.
11.000% due 12/01/2015		2,300	3,577

Total Foreign Currency-Denominated Issues (Cost $263,940)			268,933

	SHARES
COMMON STOCKS 0.1%
CIT Group, Inc.		46,753	1,291
SemGroup Corp. (c)		13,326	343
SemGroup Corp. Warrants		14,027	63

Total Common Stocks (Cost $1,195)			1,697

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.4%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.071% due 03/22/2011		$11,800	11,800

COMMERCIAL PAPER 0.5%
Freddie Mac
0.131% due 02/16/2010		15,000	15,000

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010		2,230	2,230

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $2,275. Repurchase proceeds are $2,230.)
U.S. CASH MANAGEMENT BILLS 0.1%
0.143% due 04/01/2010 (g)(h)(j)		3,547	3,547

U.S. TREASURY BILLS 0.3%
0.098% due 03/04/2010 - 04/08/2010 (d)(g)(h)(j)		8,812	8,811

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 1.0%
		2,804,764	28,081

Total Short-Term Instruments (Cost $69,469)			69,469

Total Investments 101.6% (Cost $2,838,347)			$2,887,715
Written Options (l) (0.1%) (Premiums $5,011)			(4,002)
Other Assets and Liabilities (Net) (1.5%)			(41,407)

Net Assets 100.0%			$2,842,306

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Non-income producing security.

(d) Coupon represents a weighted average rate.

(e) Principal amount of security is adjusted for inflation.

(f) Affiliated to the Fund.

(g) Securities with an aggregate market value of $17,565 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(h) Securities with an aggregate market value of $2,702 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(i) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $152,861 at a weighted average interest rate of 0.362%. On December 31, 2009, there were no open reverse repurchase agreements.

(j) Securities with an aggregate market value of $6,665 and cash of $21 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	5,352	$6,622
90-Day Eurodollar March Futures	Long	03/2010	1,618	259
Euro-Bobl March Futures	Long	03/2010	17	(13)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	153	(358)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	3	(8)

				$6,502

(k) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amounta(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	MLP	(1.370%)	12/20/2017	10.300%	$2,500	$912	$0	$912
American General Finance Corp.	RBS	(1.300%)	12/20/2017	10.300%	2,500	919	0	919
CenturyTel, Inc.	BOA	(0.595%)	06/20/2017	1.038%	5,000	143	0	143
Con-way, Inc.	BOA	(1.834%)	03/20/2018	1.465%	5,000	(129)	0	(129)
CSX Corp.	UBS	(0.880%)	06/20/2017	0.511%	5,000	(124)	0	(124)
Cytec Industries, Inc.	DUB	(1.000%)	12/20/2015	1.022%	1,000	1	0	1
Daimler Finance N.A. LLC	BNP	(4.100%)	09/20/2011	0.426%	4,500	(292)	0	(292)
FBG Finance Ltd.	BCLY	(1.600%)	06/20/2015	0.520%	1,000	(56)	0	(56)
HCP, Inc.	BOA	(1.227%)	03/20/2018	1.676%	5,000	147	0	147
Kraft Foods, Inc.	DUB	(0.590%)	09/20/2017	0.907%	2,000	42	0	42
Kroger Co.	JPM	(0.550%)	06/20/2018	0.999%	5,000	159	0	159
Ltd Brands, Inc.	GSC	(2.410%)	09/20/2017	2.386%	2,000	(5)	0	(5)
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	1.259%	5,000	102	0	102
Marsh & McLennan Cos., Inc.	BCLY	(0.760%)	09/20/2015	0.708%	5,000	(15)	0	(15)
Masco Corp.	BCLY	(1.000%)	09/20/2012	1.486%	2,000	25	45	(20)
Masco Corp.	CSFB	(0.915%)	12/20/2016	2.135%	5,000	352	0	352
McKesson Corp.	BOA	(0.380%)	03/20/2017	0.399%	5,000	6	0	6
Pulte Homes, Inc.	DUB	(1.000%)	03/20/2014	1.653%	10,500	263	327	(64)
Royal Caribbean Cruises Ltd.	GSC	(5.000%)	03/20/2011	1.236%	9,000	(429)	(145)	(284)
Sprint Nextel Corp.	JPM	(1.125%)	12/20/2016	3.994%	5,000	755	0	755
Time Warner, Inc.	JPM	(0.830%)	12/20/2016	0.595%	2,600	(39)	0	(39)
Valero Energy Corp.	GSC	(2.700%)	03/20/2019	2.400%	4,000	(87)	0	(87)
Viacom, Inc.	MSC	(0.900%)	06/20/2016	0.765%	5,000	(41)	0	(41)
Yum! Brands, Inc.	DUB	(0.820%)	03/20/2018	0.802%	5,000	(8)	0	(8)

						$2,601	$227	$2,374

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abu Dhabi	CITI	1.000%	12/20/2014	1.486%		$600	$(13)	$(15)	$2
Abu Dhabi	CSFB	1.000%	12/20/2014	1.486%		800	(17)	(20)	3
Abu Dhabi	GSC	1.000%	12/20/2014	1.486%		800	(17)	(26)	9
Abu Dhabi	UBS	1.000%	12/20/2014	1.486%		300	(7)	(10)	3
American International Group, Inc.	BCLY	1.950%	03/20/2013	5.684%		2,800	(291)	0	(291)
American International Group, Inc.	DUB	5.000%	09/20/2013	5.663%		100	(2)	(13)	11
American International Group, Inc.	RBS	1.975%	03/20/2013	5.684%		5,400	(557)	0	(557)
Biomet, Inc.	CSFB	8.000%	03/20/2014	3.459%		1,473	229	0	229
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.711%		1,800	28	0	28
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.711%		1,800	29	0	29
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.584%		9,500	43	35	8
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.584%		4,400	20	16	4
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.584%		5,000	22	19	3
Brazil Government International Bond	MSC	1.470%	02/20/2017	1.334%		700	10	0	10
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.584%		10,000	44	39	5
Celestica, Inc.	BCLY	2.850%	09/20/2011	1.067%		2,100	66	0	66
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	5.703%		1,500	(60)	0	(60)
Chesapeake Energy Corp.	CSFB	1.000%	06/20/2012	1.083%		3,700	(6)	0	(6)
Chesapeake Energy Corp.	CSFB	1.710%	09/20/2012	1.398%		5,650	51	0	51
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	3.414%		1,900	132	(142)	274
Citigroup, Inc.	MSC	0.163%	06/20/2011	2.084%		12,000	(334)	0	(334)
Codere Finance S.A.	GSC	3.920%	12/20/2012	6.554%	EUR	1,700	(165)	0	(165)
Codere Finance S.A.	JPM	4.150%	12/20/2012	6.554%		1,500	(132)	0	(132)
Colombia Government International Bond	UBS	1.070%	01/20/2012	0.919%		$1,000	8	0	8
Dynegy Holdings, Inc.	BCLY	5.000%	09/20/2014	6.792%		1,800	(117)	(360)	243
El Paso Corp.	BOA	5.000%	09/20/2014	3.486%		400	26	(30)	56
El Paso Corp.	CSFB	5.000%	09/20/2014	3.486%		6,300	415	(466)	881
Ford Motor Credit Co. LLC	UBS	5.000%	12/20/2010	2.566%		4,400	110	(1,100)	1,210
France Telecom S.A.	UBS	0.330%	09/20/2011	0.239%	EUR	3,900	9	0	9
France Telecom S.A.	WAC	0.325%	09/20/2011	0.239%		3,900	9	0	9
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	0.557%		$1,800	16	0	16
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%	06/20/2012	0.557%		5,950	51	0	51
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.468%		5,200	451	134	317
General Electric Capital Corp.	BOA	1.000%	12/20/2012	1.518%		1,400	(21)	(45)	24
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.572%		400	72	0	72
General Electric Capital Corp.	CITI	7.250%	03/20/2012	1.457%		500	64	0	64
General Electric Capital Corp.	CITI	6.950%	03/20/2013	1.562%		5,000	839	0	839
General Electric Capital Corp.	CITI	3.950%	03/20/2017	1.630%		9,425	1,336	0	1,336
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.237%		100	0	(1)	1
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.542%		3,540	(46)	0	(46)
General Electric Capital Corp.	GSC	5.000%	06/20/2012	1.468%		5,000	434	(350)	784
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	0.707%		4,000	(46)	0	(46)
HCA, Inc.	CSFB	5.000%	03/20/2014	3.046%		880	60	(132)	192
HSBC Finance Corp.	DUB	5.000%	12/20/2011	0.747%		100	8	5	3
HSBC Finance Corp.	DUB	5.000%	09/20/2013	0.881%		120	18	11	7
Indonesia Government International Bond	RBS	1.390%	12/20/2011	1.413%		5,000	0	0	0
Indonesia Government International Bond	RBS	1.525%	12/20/2011	1.413%		3,000	8	0	8
JSC Gazprom	DUB	1.490%	09/20/2017	2.494%		5,000	(291)	0	(291)
Korea Government Bond	CITI	0.520%	12/20/2010	0.514%		2,500	1	0	1
Korea Government Bond	CITI	0.540%	12/20/2010	0.514%		3,000	2	0	2
Korea Government Bond	UBS	0.550%	12/20/2010	0.514%		3,100	2	0	2
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.653%		11,000	41	(13)	54
Mexico Government International Bond	GSC	2.050%	09/20/2013	1.100%		210	8	0	8
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.653%		2,200	9	6	3
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.691%		2,100	9	7	2
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.369%		650	(14)	0	(14)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.691%		800	4	3	1
Mexico Government International Bond	MSC	2.070%	09/20/2013	1.100%		530	21	0	21
Mexico Government International Bond	MSC	2.170%	09/20/2013	1.100%		120	5	0	5
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.653%		5,000	19	9	10
Peru Government International Bond	MSC	1.960%	10/20/2016	1.344%		600	25	0	25
Petroleos Mexicanos	BCLY	0.880%	04/20/2011	0.868%		11,500	23	0	23
Petroleos Mexicanos	BCLY	1.200%	04/20/2016	1.506%		3,900	(56)	0	(56)
Petroleos Mexicanos	DUB	1.000%	09/20/2017	1.547%		5,000	(164)	0	(164)
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.859%		5,200	(27)	0	(27)
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.840%		4,500	196	0	196
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.840%		300	12	0	12
Philippines Government International Bond	UBS	2.260%	03/20/2013	1.270%		3,800	120	0	120
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.970%		2,100	3	(30)	33
RRI Energy, Inc.	GSC	5.000%	09/20/2014	5.482%		4,000	(66)	(657)	591
RSHB Capital S.A.	BCLY	0.900%	03/20/2010	1.390%		4,300	5	0	5
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.725%		3,900	26	0	26
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	2.093%		1,400	(3)	0	(3)
RSHB Capital S.A.	MSC	1.000%	12/20/2010	1.320%		10,000	(27)	(42)	15
RSHB Capital S.A.	MSC	2.000%	10/20/2012	2.093%		3,000	5	0	5
Russia Government International Bond	CITI	1.000%	12/20/2010	0.833%		2,400	11	1	10
Russia Government International Bond	DUB	1.000%	12/20/2010	0.833%		4,550	9	2	7
Russia Government International Bond	GSC	1.000%	12/20/2010	0.833%		3,550	7	4	3
SLM Corp.	BOA	0.820%	06/20/2012	4.444%		4,500	(366)	0	(366)
SLM Corp.	BOA	5.000%	09/20/2014	5.138%		5,800	(19)	(652)	633
Sungard Data Systems, Inc.	BCLY	5.000%	09/20/2014	5.226%		500	(3)	(55)	52
Sungard Data Systems, Inc.	CITI	5.000%	09/20/2014	5.226%		2,100	(15)	(234)	219
Sungard Data Systems, Inc.	CSFB	5.000%	09/20/2014	5.226%		2,400	(16)	(270)	254
Telecom Italia Finance S.A.	UBS	0.520%	09/20/2011	0.437%	EUR	3,900	9	0	9
Telecom Italia Finance S.A.	WAC	0.525%	09/20/2011	0.437%		3,900	10	0	10
Uruguay Government International Bond	DUB	1.050%	01/20/2012	2.069%		$3,000	(46)	0	(46)
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.705%		2,000	19	(41)	60
Wells Fargo & Co.	CITI	1.000%	03/20/2013	0.705%		1,100	10	(25)	35
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.705%		900	9	(21)	30

							$2,284	$(4,459)	$6,743

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CITI	0.540%	07/25/2045		$8,021	$(7,139)	$(211)	$(6,928)
ABX.HE A 06-2 Index	CITI	0.440%	05/25/2046		5,301	(5,040)	(361)	(4,679)
ABX.HE A 06-2 Index	GSC	0.440%	05/25/2046		5,022	(4,777)	(339)	(4,438)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046		5,301	(5,042)	(361)	(4,681)
CDX.EM-11 Index	MSC	5.000%	06/20/2014		10,000	1,004	445	559
CDX.EM-12 Index	JPM	5.000%	12/20/2014		35,000	3,780	3,675	105
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		8,667	0	0	0
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		2,000	39	0	39
CDX.HY-10 5-Year Index	BCLY	5.000%	06/20/2013		9,657	299	(640)	939
CDX.HY-11 5-Year Index	GSC	5.000%	12/20/2013		44,109	706	(8,712)	9,418
CDX.IG-13 5-Year Index	DUB	1.000%	12/20/2014		22,900	158	44	114
CDX.IG-13 5-Year Index	GSC	1.000%	12/20/2014		59,600	413	115	298
CDX.IG-5 Index	GSC	0.450%	12/20/2010		14,460	(30)	(6)	(24)
CDX.IG-6 Index	DUB	0.400%	06/20/2011		16,252	(109)	22	(131)
CDX.IG-6 Index	MSC	0.400%	06/20/2011		956	(6)	0	(6)
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012		500	10	0	10
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012		2,500	59	0	59
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012		12,300	335	0	335
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		7,400	206	0	206
CDX.IG-9 5-Year Index 15-30%	GSC	1.210%	12/20/2012		5,000	143	0	143
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,800	125	0	125
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		5,112	86	0	86
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,736	29	0	29
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		868	15	0	15
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		1,061	18	0	18
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		1,736	29	0	29
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012		13,503	233	0	233
CDX.IG-9 5-Year Index 30-100%	MSC	0.720%	12/20/2012		965	17	0	17
iTraxx Europe 4 Index	MSC	0.350%	12/20/2010	EUR	43,251	33	(38)	71
iTraxx Europe 5 Index	MSC	0.400%	06/20/2011		2,480	1	14	(13)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011		4,791	(24)	89	(113)
iTraxx Europe Crossover 5 Index	JPM	2.900%	06/20/2011		6,819	(34)	132	(166)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		2,880	(189)	51	(240)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		24,440	2,378	260	2,118

						$(12,274)	$(5,821)	$(6,453)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$811	$0	$811
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	37,300	7	47	(40)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		8,200	1	10	(9)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		32,800	185	217	(32)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	RBS		$17,000	409	229	180
Pay	6-Month EUR-LIBOR	2.500%	09/15/2011	HSBC	EUR	11,000	51	64	(13)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		29,000	4,092	(544)	4,636
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	324	(309)	633
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	DUB		500	74	14	60
Pay	6-Month EUR-LIBOR	4.000%	03/17/2020	DUB		23,000	916	469	447
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	2,140,000	1,588	338	1,250
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM	MXN	129,100	(299)	120	(419)

							$8,159	$655	$7,504

(l) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$119.000	01/22/2010	7	$1	$0
Call - CBOT U.S. Treasury 10-Year Note March Futures	117.500	02/19/2010	15	6	5
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	322	111	12
Call - CBOT U.S. Treasury 10-Year Note March Futures	122.000	02/19/2010	652	328	8
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	7	4	9
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/19/2010	15	9	10
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	322	95	344

				$554	$388

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$12,200	$110	$4
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	12,200	66	201
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	17,200	247	31
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	17,200	130	326
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	10,200	78	26
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	7,000	100	13
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	14,800	116	281
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	67,100	731	122
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	59,100	580	1,121
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	8,000	39	38
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	137,400	1,148	407
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	22,400	227	126
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	23,000	131	2
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	25,700	256	8
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	25,100	119	414
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	7,400	61	8
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	7,400	32	81
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	20,000	210	379
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	9,900	76	26

							$4,457	$3,614

(m) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2040	$1,000	$1,038	$1,023
Fannie Mae	6.500%	01/01/2040	2,000	2,153	2,142

				$3,191	$3,165

(n) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	11,884	02/2010	HSBC	$159	$0	$159
Buy	CNY	77,102	06/2010	BCLY	0	(13)	(13)
Buy		35,477	06/2010	CITI	2	0	2
Buy		339	06/2010	CSFB	0	0	0
Buy		13,879	06/2010	DUB	0	(5)	(5)
Buy		100,353	06/2010	HSBC	0	(19)	(19)
Buy		74,851	06/2010	MSC	0	(5)	(5)
Buy	EUR	1,384	01/2010	CITI	0	(3)	(3)
Buy		1,500	01/2010	DUB	0	(2)	(2)
Sell		6,316	02/2010	RBS	320	0	320
Sell		133,244	03/2010	GSC	2,554	0	2,554
Buy	GBP	1,044	01/2010	CITI	0	(50)	(50)
Buy		5,121	01/2010	GSC	77	0	77
Sell		14,395	01/2010	RBS	284	0	284
Sell	JPY	556,361	01/2010	BNP	224	0	224
Buy	KRW	6,694,270	02/2010	CITI	70	0	70
Buy		1,909,000	07/2010	BCLY	15	0	15
Buy		3,788,209	07/2010	DUB	33	0	33
Buy		3,147,052	07/2010	MSC	19	0	19
Buy		7,532,822	08/2010	MSC	11	0	11
Buy		3,387,573	11/2010	BCLY	0	(20)	(20)
Buy		1,851,821	11/2010	CITI	0	(15)	(15)
Buy	MXN	644	04/2010	DUB	0	0	0
Buy		487	04/2010	GSC	1	0	1
Buy		293	04/2010	HSBC	0	0	0
Buy		10,863	04/2010	JPM	6	0	6
Buy	ZAR	426	02/2010	CITI	2	0	2

					$3,777	$(132)	$3,645

(o) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$1,559,378	$18,141	$1,577,519
Mortgage-Backed Securities	0	239,734	0	239,734
Sovereign Issues	0	494,367	0	494,367
Foreign Currency-Denominated Issues	0	266,161	2,772	268,933
Other Investments+++	29,372	273,926	3,864	307,162

Investments, at value	$29,372	$2,833,566	$24,777	$2,887,715
Short Sales, at value	$0	$(3,165)	$0	$(3,165)
Financial Derivative Instruments++++	$6,502	$9,811	$0	$16,313

Total	$35,874	$2,840,212	$24,777	$2,900,863

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$20,217	$0	$0	$(2,076)	$0	$18,141	$(2,076)
Foreign Currency-Denominated Issues	5,712	(1,747)	(9)	261	3,255	(4,700)	2,772	24
Other Investments+++	3,565	(82)	5	1	375	0	3,864	265

Investments, at value	$9,277	$18,388	$(4)	$262	$1,554	$(4,700)	$24,777	$(1,787)
Financial Derivative Instruments++++	$2,391	$0	$0	$0	$(1,580)	$(811)	$0	$0

Total	$11,668	$18,388	$(4)	$262	$(26)	$(5,511)	$24,777	$(1,787)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

EM Fundamental IndexPLUSTM TR Strategy Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 23.8%
BANKING & FINANCE 21.1%
American Express Bank FSB
0.291% due 04/26/2010		$200	$199
American Express Credit Corp.
0.415% due 12/02/2010		330	329
1.631% due 05/27/2010		100	100
American Express Travel Related Services Co., Inc.
0.435% due 06/01/2011		1,980	1,948
5.250% due 11/21/2011		600	630
American International Group, Inc.
0.394% due 10/18/2011		200	181
BA Covered Bond Issuer
5.500% due 06/14/2012		700	747
Bank of America Corp.
6.500% due 08/01/2016		1,800	1,938
Bank of Scotland PLC
0.317% due 12/08/2010		100	98
4.880% due 04/15/2011		5,600	5,666
Barclays Bank PLC
5.000% due 09/22/2016		1,700	1,740
6.050% due 12/04/2017		900	917
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,175	1,283
Capital One Financial Corp.
6.150% due 09/01/2016		300	302
Caterpillar Financial Services Corp.
6.125% due 02/17/2014		2,100	2,349
CIT Group, Inc.
7.000% due 05/01/2013		11	10
7.000% due 05/01/2014		16	15
7.000% due 05/01/2015		116	105
7.000% due 05/01/2016		27	24
7.000% due 05/01/2017		37	33
Citibank N.A.
1.875% due 05/07/2012		100	101
Citigroup Capital XXI
8.300% due 12/21/2077		400	387
Citigroup, Inc.
0.421% due 05/18/2010		1,800	1,798
0.527% due 06/09/2016		500	403
5.500% due 04/11/2013		2,600	2,698
5.500% due 10/15/2014		1,700	1,723
6.000% due 02/21/2012		40	42
Commonwealth Bank of Australia
0.704% due 07/12/2013		2,500	2,494
Credit Agricole S.A.
8.375% due 10/29/2049		1,600	1,701
Deutsche Bank AG
0.572% due 02/17/2015		900	850
6.000% due 09/01/2017		600	655
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		800	808
7.375% due 02/01/2011		1,900	1,939
General Electric Capital Corp.
0.441% due 10/06/2015		1,500	1,385
3.000% due 12/09/2011		100	103
6.875% due 01/10/2039		100	104
Goldman Sachs Group, Inc.
5.300% due 02/14/2012		200	212
HSBC Finance Corp.
0.334% due 03/12/2010		8,100	8,096
International Lease Finance Corp.
0.482% due 05/24/2010		100	97
4.875% due 09/01/2010		3,000	2,882
JPMorgan Chase & Co.
0.378% due 12/21/2011		2,700	2,690
5.750% due 01/02/2013		200	213
LBG Capital No.1 PLC
8.500% due 12/29/2049		100	74
Macquarie Group Ltd.
7.300% due 08/01/2014		1,300	1,406
Merrill Lynch & Co., Inc.
0.481% due 11/01/2011		1,000	982
0.482% due 07/25/2011		200	197
0.485% due 06/05/2012		200	194
0.498% due 02/05/2010		5,300	5,302
6.875% due 04/25/2018		300	324
Morgan Stanley
0.490% due 04/19/2012		200	194
0.534% due 01/09/2012		900	890
5.950% due 12/28/2017		600	620
New York Life Global Funding
4.650% due 05/09/2013		200	210
Northern Rock PLC
5.625% due 06/22/2017		2,600	2,446
Pricoa Global Funding I
1.055% due 06/04/2010		200	200
Royal Bank of Scotland Group PLC
0.672% due 04/08/2011		5,200	5,213
Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016		200	205
SLM Corp.
0.442% due 07/26/2010		300	294
SLM Corp. CPI Linked Bond
0.839% due 11/21/2013		30	24
Societe Generale
5.922% due 04/29/2049		300	234
Temasek Financial I Ltd.
4.300% due 10/25/2019		300	295
USB Capital IX
6.189% due 10/29/2049		100	81
Wachovia Bank N.A.
0.661% due 11/03/2014		400	377
Wachovia Corp.
0.414% due 10/15/2011		2,900	2,869
0.471% due 08/01/2013		500	482
Wells Fargo & Co.
7.980% due 03/29/2049		1,100	1,108

			74,216

INDUSTRIALS 2.3%
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		1,300	1,322
5.375% due 01/15/2020		1,300	1,329
Dow Chemical Co.
4.850% due 08/15/2012		1,500	1,577
Petrobras International Finance Co.
7.875% due 03/15/2019		1,800	2,084
Petroleos Mexicanos
8.000% due 05/03/2019		100	116
President and Fellows of Harvard College
6.500% due 01/15/2039		200	226
Reynolds American, Inc.
7.750% due 06/01/2018		200	218
Roche Holdings, Inc.
7.000% due 03/01/2039		600	728
Union Pacific Corp.
5.700% due 08/15/2018		500	525

			8,125

UTILITIES 0.4%
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		600	620
Duke Energy Carolinas LLC
5.750% due 11/15/2013		100	110
Verizon Wireless Capital LLC
2.869% due 05/20/2011		500	517
5.250% due 02/01/2012		200	212

			1,459

Total Corporate Bonds & Notes (Cost $78,878)			83,800

MUNICIPAL BONDS & NOTES 0.7%
Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030		300	300
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038		2,100	2,205
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041		100	97

Total Municipal Bonds & Notes (Cost $2,407)			2,602

U.S. GOVERNMENT AGENCIES 22.9%
Fannie Mae
5.500% due 05/01/2037 - 01/01/2040		13,752	14,402
6.000% due 11/01/2032 - 04/01/2039		52,384	55,590
6.000% due 10/01/2037 (c)		8,263	8,767
Freddie Mac
5.500% due 01/01/2040		2,000	2,095
Small Business Administration
6.220% due 12/01/2028		94	102

Total U.S. Government Agencies (Cost $79,263)			80,956

U.S. TREASURY OBLIGATIONS 14.6%
U.S. Treasury Bonds
3.500% due 02/15/2039		500	410
4.250% due 05/15/2039 (c)		7,300	6,851
4.375% due 11/15/2039		1,300	1,245
5.375% due 02/15/2031		100	110
U.S. Treasury Notes
1.000% due 08/31/2011		20,400	20,417
1.000% due 10/31/2011 (c)		18,600	18,589
2.625% due 12/31/2014		2,100	2,094
2.750% due 11/30/2016		1,900	1,830

Total U.S. Treasury Obligations (Cost $52,160)			51,546

MORTGAGE-BACKED SECURITIES 0.5%
Bear Stearns Commercial Mortgage Securities
5.593% due 06/11/2040		74	76
GS Mortgage Securities Corp. II
6.615% due 02/14/2016		200	212
JPMorgan Mortgage Trust
5.750% due 01/25/2036		118	98
Thornburg Mortgage Securities Trust
0.331% due 03/25/2037		1,325	1,286

Total Mortgage-Backed Securities (Cost $1,468)			1,672

ASSET-BACKED SECURITIES 0.2%
Asset-Backed Funding Certificates
0.291% due 11/25/2036		44	44
Chase Issuance Trust
5.160% due 04/16/2018		100	106
Countrywide Asset-Backed Certificates
0.281% due 05/25/2047		132	127
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		400	401

Total Asset-Backed Securities (Cost $656)			678

SOVEREIGN ISSUES 1.1%
Export-Import Bank of Korea
5.875% due 01/14/2015		1,500	1,613
Mexico Government International Bond
6.050% due 01/11/2040		200	193
Societe Financement de l’Economie Francaise
0.484% due 07/16/2012		2,000	2,013

Total Sovereign Issues (Cost $3,692)			3,819

FOREIGN CURRENCY-DENOMINATED ISSUES 2.2%
ASIF III Jersey Ltd.
5.500% due 03/07/2011	EUR	600	848
Barclays Bank PLC
14.000% due 11/29/2049	GBP	500	1,038
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	147
General Electric Capital Corp.
5.500% due 09/15/2067		400	447
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		1,000	1,387
LeasePlan Corp. NV
3.125% due 02/10/2012		300	441
Merrill Lynch & Co., Inc.
1.060% due 03/22/2011		400	563
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	100	98
Province of Ontario Canada
5.850% due 03/08/2033	CAD	1,400	1,519
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	1,000	727
SLM Corp.
3.125% due 09/17/2012		500	638

Total Foreign Currency-Denominated Issues (Cost $6,938)			7,853

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
American International Group, Inc.
8.500% due 08/01/2011		9,500	108
Wells Fargo & Co.
7.500% due 12/31/2049		200	183

Total Convertible Preferred Securities (Cost $174)			291

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 35.5%
REPURCHASE AGREEMENTS 9.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010		$1,771	1,771
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $1,810. Repurchase proceeds are $1,771.)
UBS Securities LLC
0.000% due 01/04/2010		30,300	30,300
(Dated 12/31/2009. Collateralized by Freddie Mac 2.075% due 06/18/2012 valued at $30,927. Repurchase proceeds are $30,300.)

			32,071

JAPAN TREASURY BILLS 1.4%
0.127% due 03/29/2010	JPY	450,000	4,831

U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (c)		$180	180

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 25.0%
		8,820,170	88,308

Total Short-Term Instruments (Cost $125,589)			125,390

Total Investments 101.6% (Cost $351,225)			$358,607
Written Options (e) (0.1%) (Premiums $492)			(273)
Other Assets and Liabilities (Net) (1.5%)			(5,522)

Net Assets 100.0%			$352,812

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $12,863 at a weighted average interest rate of 0.140%. On December 31, 2009, there were no open reverse repurchase agreements.

(c) Securities with an aggregate market value of $2,264 and cash of $25 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	10	$33
90-Day Eurodollar December Futures	Long	12/2010	191	213
90-Day Eurodollar June Futures	Long	06/2010	465	822
90-Day Eurodollar March Futures	Long	03/2010	233	221
90-Day Eurodollar March Futures	Long	03/2011	260	139
90-Day Eurodollar September Futures	Long	09/2010	268	432
Euro-Bobl March Futures	Long	03/2010	69	(79)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	32	(81)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	2	1
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	2	(2)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	247	(251)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	179	(723)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	2	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	6	13
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	3	8
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	6	11

				$759

(d) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.584%	$4,000	$594	$142	$452
General Electric Capital Corp.	DUB	1.000%	06/20/2010	0.679%	4,000	7	(10)	17
International Lease Finance Corp.	UBS	5.000%	06/20/2010	7.187%	6,300	(51)	(63)	12
Procter & Gamble Co.	DUB	1.000%	09/20/2014	0.326%	2,800	86	35	51
SLM Corp.	BOA	5.000%	12/20/2010	3.754%	100	2	(10)	12
SLM Corp.	UBS	5.000%	03/20/2010	3.510%	100	1	(4)	5

						$639	$90	$549

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(5)	$0	$(5)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(4)	0	(4)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(8)	0	(8)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,600	(5)	2	(7)
Pay	3-Month USD- LIBOR	3.000%	12/16/2010	BOA		$2,500	60	52	8
Pay	3-Month USD- LIBOR	3.000%	12/16/2010	MSC		12,500	301	262	39
Pay	6-Month EUR- LIBOR	3.000%	06/16/2015	BCLY	EUR	16,600	(102)	55	(157)
Pay	6-Month EUR- LIBOR	3.000%	06/16/2015	DUB		3,900	(24)	(1)	(23)
Pay	6-Month EUR- LIBOR	3.000%	06/16/2015	GSC		2,400	(14)	(1)	(13)

							$199	$369	$(170)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(4)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	eRAFI EM Index	39,985	1-Month USD-LIBOR plus 1.340%	$72,963	01/29/2010	JPM	$3,695
Receive	eRAFI EM Index	81,768	1-Month USD-LIBOR plus 1.370%	149,206	01/29/2010	JPM	7,553
Receive	eRAFI EM Index	20,327	1-Month USD-LIBOR plus 1.390%	37,092	01/29/2010	JPM	1,877
Receive	eRAFI EM Index	18,540	3-Month USD-LIBOR plus 0.800%	32,407	01/29/2010	JPM	3,126
Receive	eRAFI EM Index	5,815	1-Month USD-LIBOR plus 1.300%	10,610	03/31/2010	JPM	538
Receive	eRAFI EM Index	13,859	1-Month USD-LIBOR plus 1.390%	25,289	06/30/2010	JPM	1,279

							$18,068

(4)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(e) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$120.000	02/19/2010	38	$23	$2
Call - CBOT U.S. Treasury 10-Year Note March Futures	121.000	02/19/2010	23	7	0
Call - CME S&P 500 Index January Futures	1,140.000	01/15/2010	14	22	15
Put - CBOT U.S. Treasury 10-Year Note March Futures	116.000	02/19/2010	25	18	39
Put - CME S&P 500 Index January Futures	1,050.000	01/15/2010	14	31	12

				$101	$68

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$7,000	$49	$21
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	400	1	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	400	3	7
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	700	1	0
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	700	6	11
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	500	5	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	500	5	9
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	400	0	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	400	4	7
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	8	6
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	1,100	11	5
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,000	12	11
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	2,000	21	9
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	34,000	241	101
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,000	24	17

							$391	$205

(f) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	01/01/2040	$7,000	$7,446	$7,415
Fannie Mae	6.000%	02/01/2040	22,000	23,424	23,234

				$30,870	$30,649

(g) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,476	02/2010	HSBC	$163	$(1)	$162
Buy		163	02/2010	RBC	0	(1)	(1)
Buy	CNY	284	03/2010	BCLY	0	0	0
Sell		278	03/2010	BCLY	0	0	0
Sell		441	03/2010	CITI	0	0	0
Sell		1,139	03/2010	DUB	1	0	1
Buy		284	03/2010	HSBC	0	0	0
Buy		1,738	03/2010	JPM	0	(2)	(2)
Sell		448	03/2010	MSC	0	0	0
Buy		13,866	08/2010	HSBC	1	(24)	(23)
Buy		10,699	08/2010	JPM	1	(13)	(12)
Buy		7,718	08/2010	MSC	1	(12)	(11)
Buy		272	11/2010	BCLY	0	0	0
Buy		431	11/2010	CITI	0	(1)	(1)
Buy		1,117	11/2010	DUB	0	(2)	(2)
Buy		437	11/2010	MSC	0	(1)	(1)
Sell	EUR	289	01/2010	CITI	0	(2)	(2)
Sell		2,889	01/2010	HSBC	218	0	218
Sell		125	01/2010	RBC	0	0	0
Sell		999	02/2010	RBS	51	0	51
Sell	GBP	950	01/2010	CITI	46	0	46
Buy	IDR	713,575	01/2010	BCLY	3	0	3
Buy		305,100	10/2010	BOA	1	0	1
Buy		2,526,007	10/2010	CITI	5	0	5
Buy		305,100	10/2010	RBS	1	0	1
Buy		695,331	10/2010	UBS	0	0	0
Sell	JPY	66,418	01/2010	BNP	27	0	27
Sell		450,000	03/2010	JPM	193	0	193
Buy	KRW	73,606	02/2010	CITI	1	0	1
Buy		141,192	02/2010	DUB	1	0	1
Buy		70,572	02/2010	MSC	1	0	1
Buy		235,260	02/2010	UBS	2	0	2
Buy		21,000	07/2010	BCLY	0	0	0
Buy		41,653	07/2010	DUB	0	0	0
Buy		34,603	07/2010	MSC	0	0	0
Buy		352,585	08/2010	BCLY	4	0	4
Buy		82,826	08/2010	MSC	0	0	0
Buy		37,247	11/2010	BCLY	0	0	0
Buy		20,362	11/2010	CITI	0	0	0
Buy	MXN	1,966	04/2010	JPM	1	0	1
Buy	MYR	121	02/2010	BCLY	0	0	0
Buy		178	02/2010	DUB	0	(1)	(1)
Buy		552	02/2010	HSBC	1	0	1
Buy		56	02/2010	JPM	0	0	0
Buy		382	06/2010	BCLY	1	0	1
Buy		417	06/2010	DUB	1	0	1
Buy		36	06/2010	MSC	0	0	0
Buy	SGD	47	02/2010	JPM	0	0	0
Buy		64	03/2010	BCLY	0	(1)	(1)
Buy		48	03/2010	MSC	0	0	0
Buy		26	03/2010	RBS	0	0	0
Buy		80	06/2010	CITI	0	(1)	(1)
Buy	TWD	892	06/2010	BOA	1	0	1
Buy		1,047	06/2010	DUB	1	0	1
Buy		1,152	06/2010	MSC	1	0	1
Buy		145	10/2010	BCLY	0	0	0
Buy		428	10/2010	CITI	0	0	0

					$728	$(62)	$666

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	SignificantOther Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$83,726	$74	$83,800
U.S. Government Agencies	0	80,956	0	80,956
U.S. Treasury Obligations	0	51,546	0	51,546
Short-Term Instruments	88,308	37,082	0	125,390
Other Investments+++	291	16,624	0	16,915

Investments, at value	$88,599	$269,934	$74	$358,607
Short Sales, at value	$0	$(30,649)	$0	$(30,649)
Financial Derivative Instruments++++	$732	$799	$18,068	$19,599

Total	$89,331	$240,084	$18,142	$347,557

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$20	$0	$0	$54	$0	$74	$54
Financial Derivative Instruments++++	$19,108	$0	$0	$0	$(1,044)	$4	$18,068	$(1,041)

Total	$19,108	$20	$0	$0	$(990)	$4	$18,142	$(987)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Emerging Local Bond Fund

December 31, 2009 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AUSTRALIA 0.4%
Westpac Banking Corp.
0.444% due 12/14/2012		$8,000	$7,998

Total Australia (Cost $8,000)			7,998

BRAZIL 10.6%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	136,260	75,639
10.000% due 01/01/2017		247,842	122,275
Companhia Energetica de Sao Paulo
9.750% due 01/15/2015 (b)		5,750	3,821

Total Brazil (Cost $187,569)			201,735

CANADA 0.3%
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		$5,600	5,684

Total Canada (Cost $5,639)			5,684

CHILE 0.4%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,466,713	3,179
Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		628,591	1,226
3.000% due 07/01/2018		1,173,370	2,258
3.000% due 10/01/2018		31,430	61

Total Chile (Cost $5,539)			6,724

COLOMBIA 3.3%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	31,200,000	16,934
Colombia Government International Bond
9.850% due 06/28/2027		16,636,000	9,463
11.750% due 03/01/2010		1,000	1
12.000% due 10/22/2015		61,576,000	37,091

Total Colombia (Cost $59,959)			63,489

EGYPT 0.7%
Egypt Government International Bond
8.750% due 07/18/2012	EGP	14,800	2,739
Petroleum Export Ltd.
4.623% due 06/15/2010		$633	624
4.633% due 06/15/2010		100	98
5.265% due 06/15/2011		3,634	3,560
Petroleum Export Ltd. II
6.340% due 06/20/2011		6,643	6,526

Total Egypt (Cost $13,539)			13,547

EL SALVADOR 0.3%
El Salvador Government International Bond
8.500% due 07/25/2011		$5,000	5,300

Total El Salvador (Cost $5,311)			5,300

FRANCE 0.0%
Credit Agricole S.A.
0.304% due 05/28/2010		$400	400

Total France (Cost $399)			400

HUNGARY 6.9%
Hungary Government Bond
5.500% due 02/12/2014	HUF	15,259,740	75,496
5.500% due 02/12/2016		8,490,600	40,072
6.000% due 10/24/2012		537,300	2,770
6.750% due 02/12/2013		2,235,200	11,684
6.750% due 11/24/2017		478,000	2,349

Total Hungary (Cost $142,682)			132,371

INDONESIA 6.4%
10.000% due 07/15/2017	IDR	79,000,000	8,662
Indonesia Government International Bond
9.500% due 07/15/2023		112,807,000	11,257
10.000% due 02/15/2028		42,229,000	4,300
10.500% due 08/15/2030		33,000,000	3,487
11.000% due 12/15/2012		127,850,000	14,546
11.000% due 10/15/2014		85,000,000	9,822
11.000% due 11/15/2020		368,000,000	41,620
11.250% due 05/15/2014		850,000	99
11.500% due 09/15/2019		46,330,000	5,432
12.800% due 06/15/2021		166,974,000	20,971
Majapahit Holding BV
7.250% due 10/17/2011		$2,400	2,511

Total Indonesia (Cost $107,122)			122,707

LUXEMBOURG 0.1%
Telecom Italia Capital S.A.
0.761% due 02/01/2011		$2,600	2,590

Total Luxembourg (Cost $2,578)			2,590

MALAYSIA 3.2%
Malaysia Government International Bond
3.741% due 02/27/2015	MYR	153,700	44,736
4.240% due 02/07/2018		2,300	675
4.378% due 11/29/2019		19,460	5,716
7.500% due 07/15/2011		$1,050	1,144
Petronas Capital Ltd.
7.000% due 05/22/2012		7,300	8,027

Total Malaysia (Cost $60,533)			60,298

MEXICO 10.5%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	5,488
Mexico Government International Bond
8.500% due 12/13/2018		1,752,475	139,479
Pemex Finance Ltd.
9.030% due 02/15/2011		$1,750	1,802
Pemex Project Funding Master Trust
0.855% due 12/03/2012		4,000	3,880
1.554% due 06/15/2010		40,419	40,571
5.500% due 02/24/2025	EUR	5,000	6,460
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		$1,000	1,004
8.750% due 01/31/2016	MXN	25,000	1,885

Total Mexico (Cost $202,972)			200,569

NEW ZEALAND 0.1%
ANZ National International Ltd.
0.394% due 04/14/2010		$2,660	2,662

Total New Zealand (Cost $2,657)			2,662

PANAMA 0.3%
Panama Government International Bond
9.375% due 07/23/2012		$1,300	1,521
9.625% due 02/08/2011		3,000	3,285

Total Panama (Cost $4,715)			4,806

PERU 1.7%
Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,901
9.910% due 05/05/2015		68,234	29,813

Total Peru (Cost $28,423)			31,714

POLAND 8.4%
Poland Government International Bond
4.250% due 05/24/2011	PLN	43,920	15,272
4.750% due 04/25/2012		64,400	22,349
5.000% due 10/24/2013		30,000	10,287
5.250% due 10/25/2017		17,300	5,718
5.750% due 04/25/2014		179,100	62,732
5.750% due 09/23/2022		69,685	23,216
6.250% due 10/24/2015		56,790	20,111

Total Poland (Cost $175,005)			159,685

QATAR 0.7%
Qatar Petroleum
5.579% due 05/30/2011		$4,751	4,885
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		7,500	7,788

Total Qatar (Cost $12,555)			12,673

RUSSIA 1.9%
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$4,553	4,656
5.625% due 07/22/2013 (f)		10,218	10,422
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		9,650	10,054
TNK-BP Finance S.A.
6.875% due 07/18/2011		9,900	10,309
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		1,100	1,146

Total Russia (Cost $36,013)			36,587

SOUTH AFRICA 8.3%
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	281,900	36,932
8.000% due 12/21/2018		25,000	3,180
8.250% due 09/15/2017		147,100	19,105
8.750% due 12/21/2014		76,900	10,540
13.500% due 09/15/2015		535,900	89,185

Total South Africa (Cost $150,838)			158,942

THAILAND 4.0%
Bank of Thailand
3.700% due 01/24/2011	THB	29,620	907
Thailand Government Bond
3.625% due 05/22/2015		1,095,000	32,801
3.875% due 06/13/2019		519,800	15,153
5.125% due 03/13/2018		508,330	16,345
5.250% due 05/12/2014		145,200	4,684
6.150% due 07/07/2026		176,000	6,174

Total Thailand (Cost $75,140)			76,064

TUNISIA 0.3%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	1,200	1,775
7.375% due 04/25/2012		$3,700	4,024

Total Tunisia (Cost $5,802)			5,799

TURKEY 5.8%
Turkey Government International Bond
0.000% due 06/23/2010	TRY	29,200	18,891
10.000% due 02/15/2012 (b)		834	623
12.000% due 08/14/2013 (b)		4,933	4,114
14.000% due 01/19/2011		107,658	76,373
14.000% due 09/26/2012		8,600	6,195
15.000% due 02/10/2010		1,055	713
16.000% due 08/28/2013		3,600	2,803

Total Turkey (Cost $110,949)			109,712

UNITED ARAB EMIRATES 0.2%
Emirate of Abu Dhabi
5.500% due 08/02/2012		$4,000	4,231

Total United Arab Emirates (Cost $4,233)			4,231

UNITED KINGDOM 2.2%
Bank of Scotland PLC
0.317% due 12/08/2010		$1,100	1,080
Barclays Bank PLC
10.179% due 06/12/2021		4,680	6,052
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		28,400	28,330
1.183% due 04/23/2012		6,100	6,173
Vodafone Group PLC
0.536% due 02/27/2012		200	199

Total United Kingdom (Cost $40,557)			41,834

UNITED STATES 14.0%
ASSET-BACKED SECURITIES 0.3%
Citigroup Mortgage Loan Trust, Inc.
0.271% due 12/25/2036		$742	626
1.131% due 07/25/2037		1,282	1,167
Countrywide Asset-Backed Certificates
0.331% due 05/25/2047		333	303
0.331% due 09/25/2047		1,395	1,296
Credit-Based Asset Servicing & Securitization LLC
0.351% due 07/25/2037		85	58
Indymac Residential Asset-Backed Trust
0.311% due 07/25/2037		536	519
Long Beach Mortgage Loan Trust
0.291% due 12/25/2036		18	14
MASTR Asset-Backed Securities Trust
0.311% due 05/25/2037		879	795
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		401	184
Soundview Home Equity Loan Trust
1.031% due 10/25/2037		52	51

			5,013

BANK LOAN OBLIGATIONS 0.5%
Georgia-Pacific Corp.
2.251% due 12/20/2012		308	298
2.256% due 12/20/2012		4,579	4,435
Petroleum Export III Ltd.
3.754% due 04/08/2013		5,200	5,202

			9,935

CORPORATE BONDS & NOTES 12.4%
Allied Waste North America, Inc.
6.500% due 11/15/2010		100	104
American Express Credit Corp.
1.631% due 05/27/2010		11,600	11,648
American Honda Finance Corp.
0.325% due 02/09/2010		1,500	1,499
American International Group, Inc.
0.321% due 01/29/2010		5,045	5,042
5.375% due 10/18/2011		4,525	4,496
8.175% due 05/15/2068		700	467
Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	4,610
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		4,000	4,021
Bank of America Corp.
5.650% due 05/01/2018		6,700	6,816
Bank of America N.A.
0.534% due 06/15/2016		12,000	10,702
Bear Stearns Cos. LLC
0.391% due 05/18/2010		1,900	1,901
0.511% due 01/31/2011		200	200
5.300% due 10/30/2015		300	318
Caterpillar Financial Services Corp.
0.359% due 08/20/2010		600	600
0.725% due 02/08/2010		300	300
Citibank N.A.
0.253% due 09/21/2012		3,200	3,203
Citigroup Funding, Inc.
1.325% due 05/07/2010		12,300	12,329
Citigroup, Inc.
5.500% due 04/11/2013		5,800	6,018
COX Enterprises, Inc.
7.875% due 09/15/2010		650	676
Credit Suisse USA, Inc.
0.472% due 08/15/2010		200	200
Deutsche Bank AG
0.772% due 02/16/2010		200	200
Dominion Resources, Inc.
1.303% due 06/17/2010		2,400	2,411
Dow Chemical Co.
2.525% due 08/08/2011		3,100	3,156
Ford Motor Credit Co. LLC
1.854% due 01/15/2010		5,400	5,407
5.700% due 01/15/2010		10,550	10,550
FPL Group Capital, Inc.
1.133% due 06/17/2011		4,900	4,958
General Electric Capital Corp.
0.371% due 04/28/2011		6,500	6,464
Hewlett-Packard Co.
1.306% due 05/27/2011		8,000	8,113
HSBC Finance Corp.
0.334% due 03/12/2010		1,000	999
0.524% due 05/10/2010		1,500	1,500
International Lease Finance Corp.
0.684% due 01/15/2010		3,900	3,890
John Deere Capital Corp.
0.364% due 07/16/2010		2,600	2,601
0.984% due 01/18/2011		4,000	4,026
1.006% due 06/10/2011		5,100	5,150
JPMorgan Chase & Co.
0.454% due 01/17/2011		8,000	8,000
Kraft Foods, Inc.
0.772% due 08/11/2010		3,000	3,000
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		11,400	2,280
Merrill Lynch & Co., Inc.
0.485% due 06/05/2012		700	680
6.875% due 04/25/2018		6,000	6,475
Metropolitan Life Global Funding I
0.312% due 05/17/2010		4,200	4,196
Morgan Stanley
0.374% due 01/15/2010		2,000	2,000
0.375% due 05/07/2010		6,000	5,999
0.534% due 01/18/2011		2,200	2,190
PACCAR, Inc.
1.428% due 09/14/2012		4,000	4,054
Pemex Project Funding Master Trust
0.855% due 12/03/2012		10,000	9,700
1.554% due 06/15/2010		20,800	20,852
Pfizer, Inc.
4.450% due 03/15/2012		1,500	1,587
Reynolds American, Inc.
0.954% due 06/15/2011		9,600	9,515
SLM Corp.
0.442% due 07/26/2010		2,300	2,251
0.454% due 03/15/2011		250	235
0.512% due 10/25/2011		300	281
0.914% due 12/15/2010	EUR	200	267
5.375% due 05/15/2014		$600	554
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	690
U.S. Bancorp
0.678% due 05/06/2010		100	100
UnitedHealth Group, Inc.
0.433% due 06/21/2010		800	799
Wachovia Corp.
0.374% due 03/15/2011		200	200
0.413% due 04/23/2012		2,000	1,973
0.414% due 10/15/2011		1,000	989
Wells Fargo & Co.
7.980% due 03/29/2049		2,400	2,418
Weyerhaeuser Co.
6.750% due 03/15/2012		6,750	7,155
Williams Cos., Inc.
6.375% due 10/01/2010		2,300	2,342

			235,357

MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Assets
0.421% due 05/25/2046		1,113	581
0.421% due 09/25/2046		446	216
1.244% due 02/25/2047		460	215
Banc of America Funding Corp.
5.746% due 03/20/2036		496	335
BCAP LLC Trust
0.401% due 01/25/2037		1,311	626
Bear Stearns Adjustable Rate Mortgage Trust
4.991% due 01/25/2035		72	61
5.727% due 02/25/2036		470	300
Bear Stearns Alt-A Trust
5.261% due 08/25/2036		700	210
5.378% due 09/25/2035		88	59
Citigroup Mortgage Loan Trust, Inc.
4.557% due 03/25/2034		100	95
5.671% due 07/25/2046		342	224
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		511	385
Commercial Mortgage Pass-Through Certificates
0.732% due 02/16/2034		583	510
Countrywide Alternative Loan Trust
0.441% due 07/25/2046		177	88
0.563% due 11/20/2035		444	233
1.544% due 12/25/2035		577	309
Countrywide Home Loan Mortgage Pass-Through Trust
6.048% due 09/25/2047		225	157
Downey Savings & Loan Association Mortgage Loan Trust
2.675% due 07/19/2044		1,009	666
GSR Mortgage Loan Trust
5.335% due 11/25/2035		400	310
Harborview Mortgage Loan Trust
0.423% due 07/21/2036		181	93
0.433% due 09/19/2046		263	135
0.733% due 02/19/2034		1,817	1,009
5.830% due 08/19/2036		173	107
Homebanc Mortgage Trust
5.797% due 04/25/2037		489	378
Indymac IMSC Mortgage Loan Trust
0.411% due 07/25/2047		412	188
Indymac Index Mortgage Loan Trust
0.431% due 06/25/2047		354	180
0.441% due 05/25/2046		120	62
0.471% due 07/25/2035		109	61
Luminent Mortgage Trust
0.401% due 12/25/2036		522	242
0.411% due 12/25/2036		233	110
0.431% due 10/25/2046		207	112
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046		333	151
0.531% due 05/25/2047		800	115
MASTR Alternative Loans Trust
0.631% due 03/25/2036		187	91
Morgan Stanley Mortgage Loan Trust
5.355% due 06/25/2036		141	130
Residential Accredit Loans, Inc.
0.481% due 08/25/2037		356	166
5.714% due 02/25/2036		400	211
Residential Asset Securitization Trust
0.631% due 01/25/2046		460	214
Sequoia Mortgage Trust
3.397% due 01/20/2047		169	125
Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		430	282
Structured Asset Mortgage Investments, Inc.
0.451% due 05/25/2046		403	194
WaMu Mortgage Pass-Through Certificates
1.284% due 01/25/2047		494	275
1.304% due 04/25/2047		725	395
1.364% due 12/25/2046		462	259
2.522% due 01/25/2047		300	172
5.280% due 01/25/2037		355	261
5.458% due 04/25/2037		242	166
5.563% due 12/25/2036		215	153
5.920% due 09/25/2036		355	270
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.514% due 05/25/2046		258	127
Wells Fargo Mortgage-Backed Securities Trust
0.731% due 07/25/2037		605	366

			12,380

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
0.141% due 02/01/2011		620	620
0.189% due 05/04/2011		1,510	1,512
0.327% due 03/09/2011		32	32

			2,164

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
1.000% due 07/31/2011		330	331
1.000% due 10/31/2011		1,690	1,689

			2,020

Total United States (Cost $276,265)			266,868

SHORT-TERM INSTRUMENTS 6.5%
REPURCHASE AGREEMENTS 0.4%
JPMorgan Chase Bank N.A.
-0.020% due 01/04/2010		$8,000	8,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $8,181. Repurchase proceeds are $8,000.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		203	203
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $210. Repurchase proceeds are $203.)

			8,203

U.S. TREASURY BILLS 0.1%
0.125% due 03/25/2010 (d)(e)		620	620

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.0%
		11,466,101	114,799

Total Short-Term Instruments (Cost $123,637)			123,622

PURCHASED OPTIONS (i) 0.0% (Cost $254)			173
Total Investments 97.5% (Cost $1,848,885)			$1,858,785
Written Options (j) (0.0%) (Premiums $278)			(279)
Other Assets and Liabilities (Net) 2.5%			47,603

Net Assets 100.0%			$1,906,109

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $330 have been pledged as collateral for foreign currency contracts on December 31, 2009.

(e) Securities with an aggregate market value of $290 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $1,845 at a weighted average interest rate of -0.500%. On December 31, 2009, securities valued at $1,888 were pledged as collateral for reverse repurchase agreements.

(g) Cash of $307 has been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	72	$103

(h) Swap agreements outstanding on December 31, 2009:

Asset Swaps

Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(415)	$(454)	$39
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BCLY	67,470	(2,867)	(2,348)	(519)
Malaysia Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	6-Month USD-LIBOR	05/02/2011	BCLY	36,140	1,312	152	1,160
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CITI	30,052	63	916	(853)

						$(1,907)	$(1,734)	$(173)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CEMEX SAB de C.V.	DUB	7.500%	03/20/2010	5.834%	$2,000	$61	$0	$61
JSC Gazprom	BCLY	1.850%	03/20/2010	1.262%	12,500	84	0	84
TransCapitalInvest Ltd. for OJSC AK Transneft	GSC	2.300%	09/20/2010	2.069%	5,000	50	0	50

						$195	$0	$195

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	55,800	$(178)	$113	$(291)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		55,000	(187)	43	(230)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		74,200	(69)	(81)	12
Pay	1-Year BRL-CDI	11.440%	01/02/2012	GSC		8,600	(12)	0	(12)
Pay	1-Year BRL-CDI	11.570%	01/02/2012	GSC		116,000	(89)	58	(147)
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		68,600	(53)	0	(53)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		32,900	185	(47)	232
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		75,700	426	441	(15)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		70,000	394	434	(40)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		10,500	59	59	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		75,000	(38)	0	(38)
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		60,000	69	0	69
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	2,613	(566)	3,179
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		63,500	2,766	538	2,228
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	2,054	0	2,054
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	12,850	(42)	0	(42)
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		11,780	(69)	0	(69)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BCLY		15,300	22	0	22
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	4	0	4
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	10	0	10
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY	THB	106,060	(31)	0	(31)
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	(21)	0	(21)
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	(11)	0	(11)
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	(22)	0	(22)
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	359	(26)	385
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM	MXN	996,000	5,603	0	5,603
Pay	28-Day MXN TIIE	9.440%	10/25/2018	BCLY		517,700	3,375	1,296	2,079
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		136,300	(81)	0	(81)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY		190,000	92	148	(56)
Pay	28-Day MXN TIIE	8.450%	06/03/2019	JPM		100,000	104	72	32
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BCLY		30,000	32	0	32

							$17,264	$2,482	$14,782

(i) Purchased options outstanding on December 31, 2009:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW1,110.000	12/07/2010	$7,945	$254	$173

(j) Written options outstanding on December 31, 2009:
Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW1,275.000	12/07/2010	$7,945	$278	$279

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	90,743	02/2010	BOA	$0	$(2,771)	$(2,771)
Sell		8,433	02/2010	DUB	0	(175)	$(175)
Buy		36,640	02/2010	HSBC	421	(2)	$419
Sell		20,831	02/2010	HSBC	0	(356)	$(356)
Buy		14,048	02/2010	JPM	31	(10)	$21
Sell		27,123	02/2010	JPM	67	0	$67
Buy		54,634	02/2010	RBS	1,206	(47)	$1,159
Sell	CLP	369,822	02/2010	CITI	0	(57)	$(57)
Sell		1,248,156	02/2010	DUB	76	0	$76
Buy		527,000	02/2010	HSBC	40	0	$40
Buy		6,003,407	02/2010	JPM	944	0	$944
Buy		552,000	02/2010	RBS	73	0	$73
Buy		1,581,269	11/2010	CITI	279	0	$279
Buy	CNY	94,009	03/2010	BCLY	0	(185)	$(185)
Sell		24,592	03/2010	BCLY	23	0	$23
Sell		8,075	03/2010	BOA	7	0	$7
Buy		25,031	03/2010	CITI	0	(31)	$(31)
Sell		19,068	03/2010	CITI	17	0	$17
Sell		56,697	03/2010	DUB	55	0	$55
Sell		6,392	03/2010	HSBC	8	0	$8
Buy		71,136	03/2010	JPM	0	(80)	$(80)
Sell		7,582	03/2010	JPM	3	0	$3
Sell		8,753	03/2010	MSC	6	0	$6
Buy		6,396	06/2010	BCLY	0	(1)	$(1)
Buy		2,678	06/2010	CITI	0	0	$0
Buy		3,330	06/2010	DUB	1	0	$1
Buy		8,322	06/2010	HSBC	0	(2)	$(2)
Buy		38,156	06/2010	JPM	10	0	$10
Buy		31,000	07/2010	BCLY	13	0	$13
Buy		42,238	11/2010	BCLY	0	(23)	$(23)
Buy		12,139	11/2010	CITI	0	(17)	$(17)
Buy		25,484	11/2010	DUB	0	(39)	$(39)
Buy		31,247	11/2010	JPM	0	(66)	$(66)
Buy		8,536	11/2010	MSC	0	(15)	$(15)
Buy		9,376	06/2011	DUB	0	(23)	$(23)
Buy		1,469	06/2011	JPM	5	0	$5
Buy		53,316	06/2011	UBS	156	0	$156
Buy		29,986	11/2011	CITI	0	(26)	$(26)
Buy		32,125	11/2011	DUB	7	0	$7
Buy	COP	6,009,000	02/2010	BCLY	0	(70)	$(70)
Buy		3,755,500	02/2010	CITI	0	(19)	$(19)
Sell		5,159,964	02/2010	CITI	279	0	$279
Buy		13,109,500	02/2010	DUB	0	(108)	$(108)
Buy		1,970,000	02/2010	HSBC	0	(39)	$(39)
Buy		6,075,000	02/2010	JPM	0	(38)	$(38)
Buy		12,342,000	02/2010	RBS	18	0	$18
Sell	EUR	5,984	03/2010	GSC	115	0	$115
Buy	HKD	15,509	02/2010	BCLY	1	0	$1
Buy		588	02/2010	CITI	0	0	$0
Buy		348	02/2010	DUB	0	0	$0
Buy		73	02/2010	JPM	0	0	$0
Buy	HUF	2,272,004	01/2010	BCLY	103	(48)	$55
Sell		5,635,170	01/2010	BCLY	298	0	$298
Buy		28,230	01/2010	CITI	2	0	$2
Sell		393,976	01/2010	CITI	110	0	$110
Buy		22,714	01/2010	DUB	0	(1)	$(1)
Sell		953,522	01/2010	DUB	231	0	$231
Sell		4,247,057	01/2010	HSBC	682	(18)	$664
Sell		1,075,295	01/2010	RBS	27	0	$27
Buy		1,054,398	01/2010	UBS	0	(46)	$(46)
Sell	IDR	10,120,000	01/2010	CITI	0	(74)	$(74)
Buy		20,039,580	01/2010	DUB	212	0	$212
Buy		20,349,000	01/2010	HSBC	221	0	$221
Sell		20,240,000	01/2010	HSBC	0	(147)	$(147)
Buy		49,633,155	01/2010	JPM	280	(17)	$263
Sell		25,500,000	01/2010	JPM	0	(205)	$(205)
Buy		39,916,200	01/2010	MSC	0	(26)	$(26)
Buy		84,810,793	01/2010	SSB	36	0	$36
Buy		3,093,000	09/2010	CITI	14	0	$14
Sell		28,940,997	10/2010	BCLY	0	(52)	$(52)
Sell		117,000,000	10/2010	DUB	0	(69)	$(69)
Buy		9,920,000	11/2010	HSBC	0	(9)	$(9)
Buy	ILS	22,528	02/2010	CITI	0	(62)	$(62)
Buy		3,798	02/2010	DUB	3	0	$3
Buy		3,131	02/2010	HSBC	0	(23)	$(23)
Buy	INR	5,323	01/2010	DUB	4	0	$4
Buy		97,560	01/2010	JPM	93	0	$93
Buy		462,408	03/2010	CITI	357	0	$357
Buy		177,004	03/2010	JPM	0	(19)	$(19)
Buy		640,339	11/2010	CITI	0	(276)	$(276)
Buy	KRW	4,698,000	02/2010	BCLY	30	0	$30
Buy		9,046,379	02/2010	CITI	95	0	$95
Buy		2,607,646	02/2010	HSBC	17	0	$17
Sell		5,242,500	02/2010	JPM	3	0	$3
Buy		477,400	02/2010	RBS	9	0	$9
Buy		5,775,000	02/2010	UBS	0	(46)	$(46)
Buy		2,580,000	07/2010	BCLY	20	0	$20
Buy		5,119,258	07/2010	DUB	45	0	$45
Buy		1,162,000	07/2010	GSC	0	(10)	$(10)
Buy		4,252,805	07/2010	MSC	26	0	$26
Buy		10,179,565	08/2010	MSC	15	0	$15
Buy		4,577,835	11/2010	BCLY	0	(27)	$(27)
Buy		2,502,481	11/2010	CITI	0	(20)	$(20)
Buy	MXN	1,080,106	04/2010	BOA	2,425	0	$2,425
Sell		62,525	04/2010	CITI	61	0	$61
Buy		92,010	04/2010	DUB	0	(57)	$(57)
Buy		95,354	04/2010	HSBC	174	(1)	$173
Sell		429,245	04/2010	HSBC	477	0	$477
Buy		206,755	04/2010	JPM	11	(214)	$(203)
Buy		92,000	04/2010	MSC	0	(57)	$(57)
Buy		108,576	04/2010	RBC	178	0	$178
Buy		26,221	04/2010	RBS	0	(21)	$(21)
Sell		194,399	04/2010	UBS	381	0	$381
Buy	MYR	70,665	02/2010	BCLY	141	(115)	$26
Buy		6,556	02/2010	CITI	17	0	$17
Sell		34,320	02/2010	CITI	0	(26)	$(26)
Buy		64,176	02/2010	DUB	67	(245)	$(178)
Buy		68,502	02/2010	JPM	97	(6)	$91
Buy		26,056	06/2010	BCLY	120	0	$120
Buy		10,251	06/2010	CITI	0	(25)	$(25)
Buy		43,988	06/2010	HSBC	0	(234)	$(234)
Buy		17,485	06/2010	MSC	0	(36)	$(36)
Buy	PEN	471	01/2010	BCLY	3	0	$3
Sell		6,040	01/2010	BCLY	0	(90)	$(90)
Sell		35,456	01/2010	CITI	0	(506)	$(506)
Sell		20,945	01/2010	DUB	0	(375)	$(375)
Buy		2,879	01/2010	GSC	0	(4)	$(4)
Buy		324	01/2010	HSBC	2	0	$2
Buy		20,278	01/2010	JPM	30	(14)	$16
Buy		14,353	01/2010	MSC	0	(33)	$(33)
Buy	PHP	670,909	04/2010	DUB	21	(29)	$(8)
Buy		93,080	04/2010	HSBC	0	(11)	$(11)
Buy		186,880	04/2010	JPM	0	(6)	$(6)
Buy		364,145	08/2010	MSC	0	(14)	$(14)
Buy		21,564	11/2011	JPM	25	0	$25
Buy	PLN	48,186	02/2010	BCLY	118	0	$118
Buy		53,217	02/2010	CITI	77	(146)	$(69)
Buy		207,825	02/2010	DUB	1,785	0	$1,785
Sell		8,356	02/2010	DUB	109	0	$109
Buy		5,900	02/2010	GSC	55	0	$55
Sell		43,515	02/2010	GSC	317	0	$317
Buy		68,519	02/2010	HSBC	13	(444)	$(431)
Buy		14,372	02/2010	JPM	7	0	$7
Sell		29,835	02/2010	JPM	441	0	$441
Sell		110,719	02/2010	RBS	477	(287)	$190
Sell	RON	23,970	02/2010	DUB	0	(6)	$(6)
Buy	SGD	158	02/2010	BOA	3	0	$3
Buy		4,314	02/2010	JPM	0	(38)	$(38)
Buy		5,852	03/2010	BCLY	0	(52)	$(52)
Buy		4,440	03/2010	MSC	0	(32)	$(32)
Buy		3,099	03/2010	RBS	3	(18)	$(15)
Buy		7,274	06/2010	CITI	0	(75)	$(75)
Buy	THB	550,890	03/2010	CITI	52	0	$52
Sell		791,617	03/2010	CITI	155	0	$155
Buy		1,163,538	03/2010	DUB	81	0	$81
Buy		409,430	03/2010	HSBC	0	(24)	$(24)
Buy		863,173	03/2010	JPM	58	(32)	$26
Buy		16,785	03/2010	RBS	3	0	$3
Buy		424,564	05/2010	CITI	4	0	$4
Buy		444,081	05/2010	HSBC	0	(1)	$(1)
Buy	TRY	2,326	02/2010	BNP	47	0	$47
Buy		3,097	02/2010	CITI	6	0	$6
Sell		15,053	02/2010	CITI	0	(13)	$(13)
Buy		26,342	02/2010	DUB	7	(245)	$(238)
Buy		9,870	02/2010	GSC	11	(6)	$5
Buy		14,232	02/2010	HSBC	117	0	$117
Sell		1,895	02/2010	HSBC	0	0	$0
Buy		9,860	02/2010	JPM	71	(8)	$63
Sell		11,091	02/2010	JPM	15	0	$15
Buy	TWD	157,900	06/2010	HSBC	86	0	$86
Buy	ZAR	15,271	02/2010	BCLY	52	0	$52
Buy		11,340	02/2010	BNP	24	0	$24
Buy		19,730	02/2010	CITI	65	0	$65
Buy		64,032	02/2010	DUB	153	0	$153
Sell		32,720	02/2010	DUB	0	(60)	$(60)
Buy		92,651	02/2010	GSC	446	0	$446
Buy		75,370	02/2010	HSBC	328	0	$328
Sell		99,100	02/2010	RBS	0	(790)	$(790)
Buy		41,757	02/2010	UBS	298	0	$298

					$16,508	$(9,791)	$6,717

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Brazil	$0	$197,914	$3,821	$201,735
Hungary	0	132,371	0	132,371
Indonesia	0	122,707	0	122,707
Mexico	0	200,569	0	200,569
Poland	0	159,685	0	159,685
South Africa	0	158,942	0	158,942
Turkey	0	109,712	0	109,712
United States	0	261,156	5,712	266,868
Short-Term Instruments	114,799	8,823	0	123,622
Other Investments+++	0	382,574	0	382,574

Investments, at value	$114,799	$1,734,453	$9,533	$1,858,785
Financial Derivative Instruments++++	$103	$21,415	$(173)	$21,345

Total	$114,902	$1,755,868	$9,360	$1,880,130

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Brazil	$0	$3,704	$(28)	$0	$145	$0	$3,821	$145
United States	0	5,181	0	0	5	526	5,712	3
Other Investments+++	3,248	(4,536)	(8)	(769)	2,065	0	0	0

Investments, at value	$3,248	$4,349	$(36)	$(769)	$2,215	$526	$9,533	$148
Financial Derivative Instruments++++	$(26,351)	$0	$0	$0	$26,178	$0	$(173)	$23,869

Total	$(23,103)	$4,349	$(36)	$(769)	$28,393	$526	$9,360	$24,017

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Emerging Markets and Infrastructure Bond Fund

December 31, 2009 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BARBADOS 1.3%
Columbus International, Inc.
11.500% due 11/20/2014		$1,000	$1,055

Total Barbados (Cost $1,012)			1,055

BERMUDA 3.2%
Noble Group Ltd.
6.750% due 01/29/2020		$2,100	2,163
Qtel International Finance Ltd.
7.875% due 06/10/2019		500	562

Total Bermuda (Cost $2,682)			2,725

BRAZIL 17.6%
CCL Finance Ltd.
9.500% due 08/15/2014		$1,000	1,080
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,620	1,764
Companhia Energetica de Sao Paulo
9.750% due 01/15/2015 (a)	BRL	2,061	1,340
CSN Islands XI Corp.
6.875% due 09/21/2019		$2,090	2,100
Embraer Overseas Ltd.
6.375% due 01/15/2020		1,100	1,106
Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		2,325	2,621
Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,550	2,633
ISA Capital do Brasil S.A.
8.800% due 01/30/2017		1,330	1,436
Marfrig Overseas Ltd.
9.625% due 11/16/2016		800	808

Total Brazil (Cost $14,610)			14,888

CAYMAN ISLANDS 4.9%
CFG Investment SAC
9.250% due 12/19/2013		$1,200	1,197
Hutchison Whampoa International 09 Ltd.
7.625% due 04/09/2019		2,470	2,848
Interoceanica IV Finance Ltd.
0.000% due 11/30/2025		93	48
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		90	67

Total Cayman Islands (Cost $4,118)			4,160

CHINA 3.0%
Sino-Forest Corp.
9.125% due 08/17/2011		$2,460	2,565

Total China (Cost $2,546)			2,565

COLOMBIA 6.3%
Ecopetrol S.A.
7.625% due 07/23/2019		$2,035	2,266
TGI International Ltd.
9.500% due 10/03/2017		2,805	3,043

Total Colombia (Cost $5,272)			5,309

EGYPT 0.7%
Petroleum Export Ltd.
4.623% due 06/15/2010		$81	80
4.633% due 06/15/2010		133	131
5.265% due 06/15/2011		350	343
Petroleum Export Ltd. II
6.340% due 06/20/2011		58	57

Total Egypt (Cost $620)			611

EL SALVADOR 2.3%
AES El Salvador Trust
6.750% due 02/01/2016		$2,150	1,920

Total El Salvador (Cost $1,866)			1,920

INDIA 0.7%
Tata Power Co. Ltd.
8.500% due 08/19/2017		$550	582

Total India (Cost $590)			582

INDONESIA 3.1%
Adaro Indonesia PT
7.625% due 10/22/2019		$1,750	1,739
Indonesia Government International Bond
6.875% due 03/09/2017		700	771
Majapahit Holding BV
7.750% due 01/20/2020		100	105

Total Indonesia (Cost $2,612)			2,615

IRELAND 1.3%
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		$1,100	1,109

Total Ireland (Cost $1,058)			1,109

KAZAKHSTAN 4.2%
Intergas Finance BV
6.875% due 11/04/2011		$1,990	2,040
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,522	1,529

Total Kazakhstan (Cost $3,537)			3,569

MEXICO 10.6%
Axtel SAB de C.V.
9.000% due 09/22/2019		$2,400	2,472
Corp GEO SAB de C.V.
8.875% due 09/25/2014		1,910	1,982
Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		700	705
Hipotecaria Su Casita S.A. de C.V.
6.250% due 06/25/2012	MXN	13,620	916
Pemex Project Funding Master Trust
6.625% due 06/15/2035		$500	477
6.625% due 06/15/2038		850	795
Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		1,700	1,649

Total Mexico (Cost $9,024)			8,996

NETHERLANDS 1.8%
AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015		$1,560	1,537

Total Netherlands (Cost $1,521)			1,537

PERU 1.7%
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		$1,938	1,409

Total Peru (Cost $1,444)			1,409

POLAND 1.8%
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$1,450	1,501

Total Poland (Cost $1,473)			1,501

QATAR 2.6%
Nakilat, Inc.
6.067% due 12/31/2033		$2,160	1,878
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		350	354

Total Qatar (Cost $2,314)			2,232

RUSSIA 17.4%
ALROSA Finance S.A.
8.875% due 11/17/2014		$2,765	2,858
Gaz Capital S.A.
6.510% due 03/07/2022		830	766
9.250% due 04/23/2019		200	224
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		600	607
7.125% due 01/14/2014		480	510
9.000% due 06/11/2014		600	684
TNK-BP Finance S.A.
7.875% due 03/13/2018		2,490	2,571
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		475	545
VTB Capital S.A.
6.609% due 10/31/2012		2,220	2,273
White Nights Finance BV for Gazprom
10.500% due 03/25/2014		3,200	3,648

Total Russia (Cost $14,422)			14,686

SOUTH KOREA 1.7%
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		$1,285	1,405

Total South Korea (Cost $1,394)			1,405

TRINIDAD AND TOBAGO 2.8%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$870	813
9.750% due 08/14/2019		1,350	1,517

Total Trinidad And Tobago (Cost $2,335)			2,330

UNITED ARAB EMIRATES 2.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$891	902
DP World Ltd.
6.850% due 07/02/2037		1,460	1,129

Total United Arab Emirates (Cost $2,147)			2,031

VENEZUELA 1.0%
Corp. Andina de Fomento
8.125% due 06/04/2019		$740	858

Total Venezuela (Cost $858)			858

VIRGIN ISLANDS (BRITISH) 2.5%
Road King Infrastructure Finance 2007 Ltd.
7.625% due 05/14/2014		$2,320	2,117

Total Virgin Islands (British) (Cost $2,122)			2,117

SHORT-TERM INSTRUMENTS 3.8%
U.S. CASH MANAGEMENT BILLS 0.0%
0.170% due 04/01/2010 (c)		$53	53

U.S. TREASURY BILLS 0.1%
0.099% due 03/11/2010 (c)		54	54

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 3.7%
		310,743	3,111

Total Short-Term Instruments (Cost $3,218)			3,218

Total Investments 98.7% (Cost $82,795)			$83,428
Written Options (d) (0.2%) (Premiums $119)			(140)
Other Assets and Liabilities (Net) 1.5%			1,290

Net Assets 100.0%			$84,578

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal amount of security is adjusted for inflation.

(b) Affiliated to the Fund.

(c) Securities with an aggregate market value of $107 and cash of $45 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	54	$(40)
90-Day Eurodollar March Futures	Long	03/2011	13	(11)

				$(51)

(d) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call-CBOT U.S. Treasury 10-Year Note March Futures	$119.000	02/19/2010	23	$5	$2
Call-CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	17	6	1
Put-CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	40	28	43

				$39	$46

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$1,000	$9	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	1,000	5	16
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,000	13	2
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,000	8	19
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,000	6	4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	2,000	8	9
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,100	11	2
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,100	12	21
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.500%	02/17/2010	1,400	8	21

							$80	$94

(e) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	2,968	02/2010	HSBC	$5	$0	$5
Buy		367	02/2010	RBS	0	0	0
Buy	CNY	1,431	06/2010	BCLY	0	0	0
Buy		1,336	11/2010	DUB	0	(1)	(1)
Buy	KRW	493,529	02/2010	BCLY	1	0	1
Buy		199,920	11/2010	DUB	0	0	0
Buy		131,758	11/2010	MSC	2	0	2
Buy	MXN	1,650	04/2010	DUB	0	(4)	(4)
Buy		6,606	04/2010	HSBC	0	(9)	(9)
Buy	SGD	297	02/2010	UBS	0	0	0
Buy		282	06/2010	DUB	1	0	1

					$9	$(14)	$(5)

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Brazil	$0	$13,548	$1,340	$14,888
Colombia	0	5,309	0	5,309
Mexico	0	8,080	916	8,996
Russia	0	14,686	0	14,686
Other Investments+++	3,111	34,914	1,524	39,549

Investments, at value	$3,111	$76,537	$3,780	$83,428
Financial Derivative Instruments++++	$(51)	$(145)	$0	$(196)

Total	$3,060	$76,392	$3,780	$83,232

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 07/01/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009
Brazil	$0	$1,345	$(10)	$0	$5	$0	$1,340	$5
Mexico	0	900	9	0	7	0	916	7
Other Investments+++	0	1,526	11	18	(31)	0	1,524	(31)

Investments, at value	$0	$3,771	$10	$18	$(19)	$0	$3,780	$(19)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BERMUDA 0.4%
Noble Group Ltd.
6.750% due 01/29/2020		$10,500	$10,815

Total Bermuda (Cost $10,414)			10,815

BRAZIL 14.5%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$3,000	3,229
6.500% due 06/10/2019		12,280	13,262
Brazil Government International Bond
5.875% due 01/15/2019		500	535
6.000% due 01/17/2017		36,213	39,291
8.000% due 01/15/2018		21,190	24,283
8.250% due 01/20/2034		18,103	23,217
8.750% due 02/04/2025		17,175	22,327
8.875% due 10/14/2019		11,776	15,250
8.875% due 04/15/2024		20,085	26,211
10.125% due 05/15/2027		39,100	57,672
10.250% due 01/10/2028	BRL	8,400	4,849
10.500% due 07/14/2014		$874	1,119
11.000% due 08/17/2040		20,282	27,127
12.500% due 01/05/2016	BRL	2,000	1,304
12.750% due 01/15/2020		$3,750	5,962
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	5,450	3,025
10.000% due 01/01/2017		48,794	24,080
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$15,420	16,789
7.750% due 11/30/2015		2,000	2,320
CSN Islands IX Corp.
10.500% due 01/15/2015		850	1,035
CSN Islands VIII Corp.
9.750% due 12/16/2013		600	696
CSN Islands XI Corp.
6.875% due 09/21/2019		10,700	10,754
Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		13,300	14,996
Gerdau Holdings, Inc.
7.000% due 01/20/2020		12,500	12,906
Petrobras International Finance Co.
7.875% due 03/15/2019		19,100	22,114
Vale Overseas Ltd.
5.625% due 09/15/2019		5,200	5,277
6.875% due 11/21/2036		14,350	14,374
8.250% due 01/17/2034		2,150	2,474

Total Brazil (Cost $349,853)			396,478

CAYMAN ISLANDS 0.1%
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		$1,668	1,250

Total Cayman Islands (Cost $1,258)			1,250

CHILE 1.2%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,094
Banco Santander Chile
5.375% due 12/09/2014		3,000	3,156
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		21,900	23,881
Chile Government International Bond
5.500% due 01/15/2013		100	111
CODELCO, Inc.
5.625% due 09/21/2035		2,700	2,605
6.150% due 10/24/2036		600	621
7.500% due 01/15/2019		1,680	2,003
Enersis S.A.
7.375% due 01/15/2014		420	469

Total Chile (Cost $31,753)			33,940

COLOMBIA 5.2%
Colombia Government International Bond
2.085% due 11/16/2015		$7,800	7,781
3.803% due 03/17/2013		9,458	9,458
7.375% due 01/27/2017		37,775	42,780
7.375% due 03/18/2019		7,800	8,873
7.375% due 09/18/2037		11,905	13,036
8.125% due 05/21/2024		3,900	4,641
8.250% due 12/22/2014		4,495	5,304
9.850% due 06/28/2027	COP	600,000	341
10.375% due 01/28/2033		$1,850	2,618
11.750% due 02/25/2020		3,047	4,411
12.000% due 10/22/2015	COP	25,375,000	15,285
Ecopetrol S.A.
7.625% due 07/23/2019		$25,140	27,993
TGI International Ltd.
9.500% due 10/03/2017		100	108

Total Colombia (Cost $135,359)			142,629

EGYPT 0.4%
Petroleum Export Ltd.
4.623% due 06/15/2010		$344	339
4.633% due 06/15/2010		56	55
5.265% due 06/15/2011		3,813	3,723
Petroleum Export Ltd. II
6.340% due 06/20/2011		6,394	6,282

Total Egypt (Cost $10,520)			10,399

EL SALVADOR 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	9,160

Total El Salvador (Cost $10,154)			9,160

GUATEMALA 0.2%
Guatemala Government Bond
9.250% due 08/01/2013		$2,000	2,290
10.250% due 11/08/2011		3,071	3,455

Total Guatemala (Cost $5,589)			5,745

INDIA 0.1%
NTPC Ltd.
5.875% due 03/02/2016		$1,900	1,924

Total India (Cost $1,856)			1,924

INDONESIA 5.7%
Indonesia Government International Bond
6.625% due 02/17/2037		$3,530	3,471
6.750% due 03/10/2014		200	219
6.875% due 03/09/2017		36,960	40,782
6.875% due 01/17/2018		14,600	16,023
7.500% due 01/15/2016		100	114
7.750% due 01/17/2038		5,275	5,987
8.500% due 10/12/2035		3,400	4,106
10.375% due 05/04/2014		6,300	7,821
11.625% due 03/04/2019		33,965	48,910
Majapahit Holding BV
7.250% due 10/17/2011		9,905	10,400
7.875% due 06/29/2037		20,000	19,487

Total Indonesia (Cost $145,493)			157,320

ISRAEL 0.0%
Israel Government AID Bond
5.500% due 04/26/2024		$100	107

Total Israel (Cost $110)			107

KAZAKHSTAN 1.0%
Intergas Finance BV
6.375% due 05/14/2017		$7,425	7,088
6.875% due 11/04/2011		825	846
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		20,575	20,634

Total Kazakhstan (Cost $28,614)			28,568

LUXEMBOURG 0.2%
Gaz Capital S.A.
9.250% due 04/23/2019		$3,750	4,200

Total Luxembourg (Cost $3,891)			4,200

MALAYSIA 0.9%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$14,550	17,686
7.750% due 08/15/2015		1,690	1,998
Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,642

Total Malaysia (Cost $22,644)			23,326

MEXICO 11.5%
America Movil SAB de C.V.
5.000% due 10/16/2019		$9,200	9,013
8.460% due 12/18/2036	MXN	10,900	682
Axtel SAB de C.V.
9.000% due 09/22/2019		$100	103
C5 Capital SPV Ltd.
6.196% due 12/31/2049		1,400	961
C8 Capital SPV Ltd.
6.640% due 12/29/2049		10,750	7,478
C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,700	4,028
Cemex Finance LLC
9.500% due 12/14/2016		11,000	11,578
Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		4,700	4,735
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	1,411
Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	980
Mexico Government International Bond
5.500% due 02/17/2020	EUR	4,900	7,297
5.950% due 03/19/2019		$31,600	33,575
6.750% due 09/27/2034		35,888	38,041
7.500% due 04/08/2033		24,094	27,768
7.750% due 12/14/2017	MXN	88,992	6,775
8.000% due 09/24/2022		$16,880	20,636
8.300% due 08/15/2031		2,460	3,054
Pemex Finance Ltd.
9.030% due 02/15/2011		9,040	9,311
Pemex Project Funding Master Trust
5.750% due 03/01/2018		12,960	13,169
6.625% due 06/15/2035		19,575	18,663
6.625% due 06/15/2038		200	187
9.125% due 10/13/2010		110	116
Petroleos Mexicanos
4.875% due 03/15/2015		22,834	22,864
8.000% due 05/03/2019		60,700	70,564
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	754
Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$2,000	1,940

Total Mexico (Cost $296,276)			315,683

PANAMA 5.5%
AES Panama S.A.
6.350% due 12/21/2016		$9,030	8,962
Panama Government International Bond
6.700% due 01/26/2036		4,313	4,572
7.125% due 01/29/2026		22,425	25,396
7.250% due 03/15/2015		54,307	62,046
9.375% due 07/23/2012		310	363
9.375% due 04/01/2029		37,473	50,026

Total Panama (Cost $140,564)			151,365

PERU 2.0%
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		$8,719	6,339
Peru Government International Bond
6.550% due 03/14/2037		4,147	4,334
7.350% due 07/21/2025		12,700	14,605
8.375% due 05/03/2016		19,466	23,603
8.750% due 11/21/2033		4,795	6,257

Total Peru (Cost $50,646)			55,138

PHILIPPINES 3.2%
Philippines Government International Bond
6.375% due 10/23/2034		$700	689
7.750% due 01/14/2031		22,150	25,085
8.250% due 01/15/2014		600	699
8.375% due 02/15/2011		3,800	4,109
8.375% due 06/17/2019		17,830	21,708
8.875% due 03/17/2015		6,800	8,279
9.875% due 01/15/2019		6,120	8,017
10.625% due 03/16/2025		14,000	19,880

Total Philippines (Cost $80,987)			88,466

POLAND 1.1%
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$5,500	5,692
Poland Government International Bond
6.375% due 07/15/2019		22,190	24,247

Total Poland (Cost $27,660)			29,939

QATAR 1.1%
Qatar Government International Bond
4.000% due 01/20/2015		$2,900	2,922
5.250% due 01/20/2020		7,900	7,999
6.400% due 01/20/2040		4,600	4,646
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	8,910
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	1,049
5.838% due 09/30/2027		895	896
6.332% due 09/30/2027		3,250	3,305

Total Qatar (Cost $28,556)			29,727

RUSSIA 17.4%
Gaz Capital S.A.
6.212% due 11/22/2016		$21,790	21,011
6.510% due 03/07/2022		37,300	34,592
7.288% due 08/16/2037		5,775	5,358
8.146% due 04/11/2018		1,200	1,275
8.625% due 04/28/2034		700	772
Gazprom International S.A.
7.201% due 02/01/2020		20,596	21,286
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		23,120	25,964
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		20,160	20,400
7.175% due 05/16/2013		6,500	6,922
9.000% due 06/11/2014		14,050	16,017
Russia Government International Bond
7.500% due 03/31/2030		150,424	171,271
8.250% due 03/31/2010		333	340
12.750% due 06/24/2028		13,275	22,816
TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	4,017
6.625% due 03/20/2017		33,450	32,859
6.875% due 07/18/2011		4,000	4,150
7.500% due 07/18/2016		13,850	14,357
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		15,900	16,091
6.103% due 06/27/2012		9,700	10,069
7.700% due 08/07/2013		500	543
8.700% due 08/07/2018		23,300	26,780
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,003
VTB Capital S.A.
6.609% due 10/31/2012		8,000	8,190
6.875% due 05/29/2018		100	100
7.500% due 10/12/2011		3,000	3,157
White Nights Finance BV for Gazprom
10.500% due 03/25/2014		5,900	6,726

Total Russia (Cost $446,895)			476,066

SINGAPORE 0.5%
Temasek Financial I Ltd.
4.300% due 10/25/2019		$10,100	9,923
5.375% due 11/23/2039		4,000	3,853

Total Singapore (Cost $14,039)			13,776

SOUTH AFRICA 2.0%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	18,216
5.875% due 05/30/2022		$1,690	1,726
6.500% due 06/02/2014		7,530	8,283
6.875% due 05/27/2019		17,900	20,182
7.375% due 04/25/2012		5,580	6,152

Total South Africa (Cost $47,145)			54,559

SOUTH KOREA 1.2%
Export-Import Bank of Korea
5.875% due 01/14/2015		$9,150	9,841
8.125% due 01/21/2014		4,800	5,577
Korea Development Bank
5.300% due 01/17/2013		2,800	2,944
8.000% due 01/23/2014		12,600	14,533

Total South Korea (Cost $31,764)			32,895

TRINIDAD AND TOBAGO 0.7%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$13,190	12,333
9.750% due 08/14/2019		5,480	6,158

Total Trinidad And Tobago (Cost $18,869)			18,491

TUNISIA 1.1%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	7,100	9,644
4.750% due 04/07/2011		450	665
7.375% due 04/25/2012		$16,022	17,424
8.250% due 09/19/2027		1,680	2,033

Total Tunisia (Cost $27,178)			29,766

TURKEY 0.1%
Turkey Government International Bond
7.250% due 03/15/2015		$1,285	1,446
9.000% due 06/30/2011		1,600	1,758

Total Turkey (Cost $2,980)			3,204

UNITED ARAB EMIRATES 0.8%
DP World Ltd.
6.850% due 07/02/2037		$8,000	6,199
Emirate of Abu Dhabi
6.750% due 04/08/2019		15,000	16,512

Total United Arab Emirates (Cost $21,510)			22,711

UNITED KINGDOM 0.4%
Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,638
HBOS PLC
6.750% due 05/21/2018		7,500	6,970

Total United Kingdom (Cost $9,518)			9,608

UNITED STATES 6.2%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.591% due 04/25/2037		$750	290
5.726% due 10/25/2036		493	268
6.000% due 07/25/2047		389	289
Securitized Asset-Backed Receivables LLC Trust
0.361% due 05/25/2037		208	145

			992

BANK LOAN OBLIGATIONS 0.8%
Petroleum Export III Ltd.
3.754% due 04/08/2013		18,000	18,006
Republic of Indonesia
5.000% due 12/14/2019		4,610	3,988

			21,994

CORPORATE BONDS & NOTES 1.4%
American International Group, Inc.
0.394% due 10/18/2011		10,000	9,045
4.950% due 03/20/2012		500	490
5.000% due 06/26/2017	EUR	700	792
5.750% due 03/15/2067	GBP	1,300	1,134
5.850% due 01/16/2018		$900	740
6.250% due 05/01/2036		3,200	2,382
8.175% due 05/15/2068		15,400	10,279
8.250% due 08/15/2018		1,700	1,598
8.625% due 05/22/2068	GBP	200	207
Citigroup Capital XXI
8.300% due 12/21/2077		8,960	8,669
Pemex Project Funding Master Trust
0.855% due 12/03/2012		1,200	1,164
1.554% due 06/15/2010		2,300	2,306

			38,806

MORTGAGE-BACKED SECURITIES 2.8%
Adjustable Rate Mortgage Trust
5.364% due 11/25/2035		663	449
American Home Mortgage Assets
0.421% due 05/25/2046		1,648	860
0.421% due 09/25/2046		543	263
1.244% due 02/25/2047		779	364
1.464% due 11/25/2046		985	463
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	1,878
5.658% due 06/10/2049		3,900	3,270
5.744% due 02/10/2051		4,500	3,980
Banc of America Funding Corp.
5.321% due 11/20/2035		606	411
5.888% due 04/25/2037		700	433
Bear Stearns Adjustable Rate Mortgage Trust
4.991% due 01/25/2035		97	83
5.727% due 02/25/2036		403	257
Chase Mortgage Finance Corp.
5.428% due 03/25/2037		699	554
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		2,191	1,960
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		2,040	1,668
4.557% due 03/25/2034		145	137
5.671% due 07/25/2046		504	329
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		3,800	3,252
Countrywide Alternative Loan Trust
0.391% due 02/25/2047		1,285	632
0.401% due 01/25/2037		600	298
0.411% due 05/25/2047		3,819	1,918
0.413% due 02/20/2047		1,366	639
0.428% due 12/20/2046		2,098	1,028
0.441% due 07/25/2046		247	123
0.481% due 09/25/2046		700	62
0.563% due 11/20/2035		671	353
0.741% due 11/20/2035		500	87
1.544% due 12/25/2035		838	449
1.544% due 02/25/2036		787	415
5.750% due 03/25/2037		500	303
6.250% due 11/25/2036		490	316
Countrywide Home Loan Mortgage Pass-Through Trust
0.461% due 05/25/2035		289	157
0.581% due 02/25/2036		449	89
5.328% due 02/25/2047		448	218
5.530% due 04/20/2036		437	237
5.542% due 03/25/2037		437	247
6.048% due 09/25/2047		297	207
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		1,600	1,374
5.863% due 02/25/2037		500	322
CS First Boston Mortgage Securities Corp.
3.340% due 06/25/2033		1,210	1,026
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		592	371
6.172% due 06/25/2036		782	383
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047		335	318
0.311% due 02/25/2037		343	331
5.000% due 10/25/2018		466	451
5.500% due 12/25/2035		700	499
5.505% due 10/25/2035		444	305
5.869% due 10/25/2036		494	272
5.886% due 10/25/2036		494	272
6.300% due 07/25/2036		676	341
Harborview Mortgage Loan Trust
0.423% due 07/21/2036		286	147
0.433% due 09/19/2046		376	193
0.473% due 03/19/2036		6,502	3,525
5.830% due 08/19/2036		238	147
Homebanc Mortgage Trust
5.858% due 04/25/2037		600	301
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		323	179
Indymac IMSC Mortgage Loan Trust
0.411% due 07/25/2047		582	265
Indymac INDA Mortgage Loan Trust
5.864% due 08/25/2036		600	372
Indymac Index Mortgage Loan Trust
0.431% due 06/25/2047		507	258
0.441% due 05/25/2046		173	89
0.471% due 07/25/2035		153	86
0.531% due 06/25/2037		414	157
5.323% due 10/25/2035		498	366
5.691% due 06/25/2036		600	394
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		2,900	2,522
5.746% due 02/12/2049		2,100	1,843
5.794% due 02/12/2051		3,600	3,149
JPMorgan Mortgage Trust
4.860% due 04/25/2035		406	378
5.363% due 08/25/2035		600	479
5.399% due 11/25/2035		675	588
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		630	523
5.430% due 02/15/2040		4,100	3,551
Luminent Mortgage Trust
0.401% due 12/25/2036		864	401
0.411% due 12/25/2036		404	192
0.431% due 10/25/2046		300	162
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046		474	215
MASTR Alternative Loans Trust
0.631% due 03/25/2036		281	136
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	511
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		4,270	2,930
Merrill Lynch Mortgage-Backed Securities Trust
5.781% due 04/25/2037		575	401
Morgan Stanley Capital I
5.809% due 12/12/2049		4,800	4,102
5.880% due 06/11/2049		400	358
Morgan Stanley Mortgage Loan Trust
5.355% due 06/25/2036		204	187
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		500	395
Residential Accredit Loans, Inc.
0.481% due 08/25/2037		490	228
0.501% due 05/25/2046		1,000	125
0.531% due 08/25/2035		376	195
0.631% due 10/25/2045		396	204
Residential Asset Securitization Trust
0.631% due 01/25/2046		658	306
Sequoia Mortgage Trust
3.397% due 01/20/2047		238	176
Structured Adjustable Rate Mortgage Loan Trust
5.243% due 05/25/2036		1,200	763
5.380% due 11/25/2035		442	291
5.397% due 09/25/2036		600	298
6.000% due 10/25/2037		434	220
Structured Asset Mortgage Investments, Inc.
0.451% due 05/25/2036		3,586	1,786
0.451% due 05/25/2046		543	261
TBW Mortgage-Backed Pass-Through Certificates
0.341% due 01/25/2037		1,176	1,037
5.970% due 09/25/2036		597	317
WaMu Mortgage Pass-Through Certificates
1.284% due 01/25/2047		853	474
1.304% due 04/25/2047		1,072	584
1.332% due 03/25/2047		1,546	839
1.364% due 12/25/2046		654	367
2.522% due 01/25/2047		303	174
3.668% due 03/25/2034		475	432
5.280% due 01/25/2037		529	389
5.458% due 04/25/2037		363	249
5.563% due 12/25/2036		341	243
5.565% due 12/25/2036		1,065	712
5.635% due 05/25/2037		855	558
5.920% due 09/25/2036		551	419
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.514% due 05/25/2046		356	175

			75,978

U.S. GOVERNMENT AGENCIES 0.1%
Federal Home Loan Bank
4.125% due 12/13/2019		100	97
Freddie Mac
0.141% due 02/01/2011 (d)		1,706	1,705
0.208% due 08/05/2011 (d)		169	169
0.350% due 04/01/2011 (d)		410	411

			2,382

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Bonds
4.500% due 08/15/2039 (f)		1,888	1,846
U.S. Treasury Notes
1.000% due 07/31/2011		5,658	5,669
1.000% due 09/30/2011 (d)(f)		1,577	1,577
1.000% due 10/31/2011 (f)		2,959	2,957
2.250% due 05/31/2014		6	6
3.125% due 10/31/2016		6,600	6,519
3.375% due 11/15/2019		10,550	10,151

			28,725

Total United States (Cost $183,610)			168,877

URUGUAY 2.0%
Uruguay Government International Bond
5.000% due 09/14/2018	UYU	63,821	3,122
6.875% due 01/19/2016	EUR	6,500	9,924
6.875% due 09/28/2025		$8,000	8,440
7.625% due 03/21/2036		200	218
7.875% due 01/15/2033 (a)		1,000	1,110
8.000% due 11/18/2022		22,497	25,872
9.250% due 05/17/2017		5,000	6,187

Total Uruguay (Cost $51,666)			54,873

VIETNAM 0.2%
Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	4,284

Total Vietnam (Cost $4,307)			4,284

SHORT-TERM INSTRUMENTS 11.2%
REPURCHASE AGREEMENTS 0.5%
JPMorgan Chase Bank N.A.
-0.020% due 01/04/2010		$7,000	7,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $7,159. Repurchase proceeds are $7,000.)
0.000% due 01/04/2010		2,500	2,500
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $2,556. Repurchase proceeds are $2,500.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		4,003	4,003
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $4,085. Repurchase proceeds are $4,003.)

			13,503

U.S. CASH MANAGEMENT BILLS 0.0%
0.143% due 04/01/2010 (d)		280	280

U.S. TREASURY BILLS 0.1%
0.131% due 03/04/2010 - 03/25/2010 (b)(d)		1,790	1,790

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 10.6%
		28,947,691	289,824

Total Short-Term Instruments (Cost $305,442)			305,397

PURCHASED OPTIONS (h) 0.0%
(Cost $829)			584
Total Investments 98.4% (Cost $2,547,949)			$2,691,270
Written Options (i) (0.2%) (Premiums $5,724)			(4,699)
Other Assets and Liabilities (Net) 1.8%			50,070

Net Assets 100.0%			$2,736,641

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Payment in-kind bond security.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $3,806 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $169,025 at a weighted average interest rate of 0.326%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $4,217 and cash of $137 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	3,745	$4,133
U.S. Treasury 10-Year Note March Futures	Long	03/2010	901	(3,338)

				$795

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abu Dhabi	CITI	1.000%	12/20/2014	1.486%	$600	$(13)	$(15)	$2
Abu Dhabi	CSFB	1.000%	12/20/2014	1.486%	800	(17)	(20)	3
Abu Dhabi	GSC	1.000%	12/20/2014	1.486%	800	(17)	(26)	9
Abu Dhabi	UBS	1.000%	12/20/2014	1.486%	300	(7)	(10)	3
American International Group, Inc.	CSFB	2.066%	03/20/2013	5.684%	16,000	(1,608)	0	(1,608)
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.711%	6,500	102	0	102
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.711%	8,000	128	0	128
Brazil Government International Bond	DUB	1.400%	05/20/2010	0.506%	11,450	60	0	60
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.584%	3,700	16	13	3
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.584%	1,000	4	4	0
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.584%	1,700	8	7	1
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.187%	300	(2)	(3)	1
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.449%	1,300	(46)	(49)	3
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.584%	10,000	44	39	5
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.357%	3,875	(63)	0	(63)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	5.703%	6,600	(264)	0	(264)
Colombia Government International Bond	BCLY	0.780%	07/20/2012	1.005%	4,500	(9)	0	(9)
Colombia Government International Bond	BCLY	0.790%	07/20/2012	1.005%	2,000	(4)	0	(4)
Colombia Government International Bond	DUB	2.150%	05/20/2010	0.622%	11,970	103	0	103
Colombia Government International Bond	GSC	1.000%	12/20/2014	1.396%	7,500	(134)	(150)	16
Colombia Government International Bond	HSBC	1.000%	12/20/2014	1.396%	7,500	(134)	(150)	16
Colombia Government International Bond	JPM	1.060%	01/20/2012	0.919%	5,000	39	0	39
Colombia Government International Bond	MSC	1.640%	08/20/2011	0.858%	6,200	118	0	118
Colombia Government International Bond	MSC	1.000%	12/20/2014	1.396%	12,600	(224)	(246)	22
Colombia Government International Bond	UBS	1.070%	01/20/2012	0.919%	3,000	24	0	24
Indonesia Government International Bond	CITI	2.290%	12/20/2016	2.074%	1,300	18	0	18
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.818%	10,400	(398)	(434)	36
Korea Government Bond	CITI	1.000%	03/20/2011	0.570%	1,600	9	9	0
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.653%	1,600	6	4	2
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.301%	23,000	(310)	(668)	358
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.333%	3,400	(53)	(52)	(1)
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.653%	1,200	5	3	2
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.653%	3,700	14	9	5
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.653%	5,000	19	13	6
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.691%	2,100	9	7	2
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.653%	6,100	23	16	7
Mexico Government International Bond	JPM	1.000%	12/20/2014	1.301%	5,000	(68)	(84)	16
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.589%	80	1	0	1
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.691%	700	3	2	1
Mexico Government International Bond	MSC	1.000%	12/20/2014	1.301%	10,000	(135)	(299)	164
Mexico Government International Bond	MSC	1.000%	03/20/2015	1.333%	1,700	(27)	(25)	(2)
Peru Government International Bond	BCLY	1.920%	03/20/2013	0.957%	5,000	178	0	178
Peru Government International Bond	MSC	1.220%	10/20/2011	0.780%	6,350	66	0	66
Peru Government International Bond	MSC	1.960%	10/20/2016	1.344%	3,000	123	0	123
Petroleos Mexicanos	JPM	1.130%	04/20/2016	1.506%	26,250	(486)	0	(486)
Philippines Government International Bond	BCLY	2.320%	03/20/2013	1.270%	20,000	669	0	669
Philippines Government International Bond	BCLY	2.300%	06/20/2013	1.326%	7,000	233	0	233
Philippines Government International Bond	CITI	1.950%	03/20/2013	1.270%	30,000	655	0	655
Philippines Government International Bond	CITI	2.000%	03/20/2013	1.270%	18,550	434	0	434
Philippines Government International Bond	CITI	2.140%	03/20/2013	1.270%	8,000	222	0	222
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.877%	9,800	573	0	573
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.840%	6,200	245	0	245
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.970%	2,000	4	(28)	32
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	2.093%	6,900	(14)	0	(14)
RSHB Capital S.A.	GSC	1.380%	10/20/2011	1.820%	5,000	(25)	0	(25)
RSHB Capital S.A.	MSC	2.000%	10/20/2012	2.093%	13,000	22	0	22
Russia Government International Bond	CITI	1.000%	12/20/2010	0.833%	350	1	0	1
Russia Government International Bond	DUB	1.000%	12/20/2010	0.833%	2,700	6	1	5
Russia Government International Bond	GSC	1.000%	12/20/2010	0.833%	6,900	14	7	7
Uruguay Government International Bond	DUB	1.050%	01/20/2012	2.069%	12,000	(185)	0	(185)
VTB Capital S.A.	GSC	1.000%	12/20/2010	2.372%	8,100	(104)	(99)	(5)

						$(149)	$(2,224)	$2,075

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$20,640	$345	$0	$345
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	6,945	118	0	118
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	3,472	59	0	59
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	4,533	75	0	75
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	6,944	117	0	117
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	55,941	967	0	967

					$1,681	$0	$1,681

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	36,000	$6	$0	$6
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,000	1	5	(4)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		60,600	11	76	(65)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		176,900	32	239	(207)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		133,200	749	557	192
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		152,400	857	729	128
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		114,300	643	609	34
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI	MXN	29,800	71	149	(78)
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		58,900	(136)	44	(180)

							$2,234	$2,408	$(174)

(h) Purchased options outstanding on December 31, 2009:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$26,825	$829	$584

(i) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$26,800	$241	$9
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	26,800	145	442
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	16,000	231	29
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	16,000	121	303
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	29,000	305	53
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	6,700	95	12
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	14,200	112	269
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	12,800	161	23
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	22,000	179	417
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	29,400	374	54
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	29,400	254	558
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	26,400	223	501
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	22,000	125	2
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	25,000	250	8
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	24,000	114	396
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	15,100	189	28
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	192,300	1,522	569
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,100	149	85

							$4,790	$3,758

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$26,825	$934	$941

(j) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	456	02/2010	HSBC	$6	$0	$6
Buy	CNY	147,541	06/2010	BCLY	0	(26)	(26)
Buy		59,514	06/2010	CITI	4	0	4
Buy		25,581	06/2010	DUB	0	(9)	(9)
Buy		184,965	06/2010	HSBC	0	(36)	(36)
Sell	COP	32,025,818	02/2010	CITI	1,733	0	1,733
Sell	EUR	4,280	02/2010	RBS	217	0	217
Sell		26,129	03/2010	GSC	501	0	501
Sell	HUF	5,247,959	01/2010	BCLY	278	0	278
Buy	KRW	6,897,815	02/2010	CITI	73	0	73
Buy		1,967,000	07/2010	BCLY	15	0	15
Buy		3,903,390	07/2010	DUB	35	0	35
Buy		3,242,741	07/2010	MSC	20	0	20
Buy		7,761,864	08/2010	MSC	12	0	12
Buy		3,490,575	11/2010	BCLY	0	(21)	(21)
Buy		1,908,128	11/2010	CITI	0	(16)	(16)
Buy	MXN	28,742	04/2010	HSBC	0	(2)	(2)
Buy		7,082	04/2010	JPM	7	(1)	6
Buy		37,210	04/2010	RBS	34	0	34
Buy		370,188	04/2010	UBS	612	0	612
Buy	PHP	315,050	08/2010	GSC	0	(83)	(83)
Buy	SGD	9,152	03/2010	CITI	56	0	56

					$3,603	$(194)	$3,409

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Brazil	$0	$396,478	$0	$396,478
Colombia	0	142,629	0	142,629
Indonesia	0	157,320	0	157,320
Mexico	0	315,683	0	315,683
Panama	0	151,365	0	151,365
Russia	0	476,066	0	476,066
United States	0	150,871	18,006	168,877
Short-Term Instruments	289,824	15,573	0	305,397
Other Investments+++	0	569,866	7,589	577,455

Investments, at value	$289,824	$2,375,851	$25,595	$2,691,270
Financial Derivative Instruments++++	$795	$2,292	$0	$3,087

Total	$290,619	$2,378,143	$25,595	$2,694,357

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
United States	$0	$18,000	$0	$0	$6	$0	$18,006	$6
Other Investments+++	2,449	6,745	37	(76)	1,556	(3,122)	7,589	(162)

Investments, at value	$2,449	$24,745	$37	$(76)	$1,562	$(3,122)	$25,595	$(156)
Financial Derivative Instruments++++	$126	$0	$0	$0	$(91)	$(35)	$0	$0

Total	$2,575	$24,745	$37	$(76)	$1,471	$(3,157)	$25,595	$(156)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Extended Duration Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 3.2%
American International Group, Inc.
8.250% due 08/15/2018	$2,300	$2,163
EDF S.A.
6.950% due 01/26/2039	1,100	1,305
Gaz Capital S.A.
8.146% due 04/11/2018	700	741
Georgia-Pacific LLC
7.750% due 11/15/2029	30	30
Goldman Sachs Group, Inc.
0.458% due 02/06/2012	20	20
Royal Bank of Scotland Group PLC
1.183% due 04/23/2012	1,000	1,012
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	900	1,033

Total Corporate Bonds & Notes (Cost $6,047)		6,304

MUNICIPAL BONDS & NOTES 1.0%
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	100	90
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2020	300	322
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	708
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	110
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	400	410
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	75
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	3
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	100
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	80

Total Municipal Bonds & Notes (Cost $1,886)		1,898

U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
0.000% due 05/15/2030 - 10/03/2033	10,450	2,889
4.000% due 02/25/2019	100	101
5.000% due 08/25/2033	41	41
5.500% due 04/25/2033 - 06/25/2037	377	381
6.000% due 12/25/2034	135	141
Federal Farm Credit Bank
5.750% due 12/07/2028	80	88
Financing Corp.
0.000% due 09/26/2019	200	127
Freddie Mac
0.000% due 01/15/2031 - 07/15/2032	5,700	1,675
0.633% due 01/15/2033	2	2
5.000% due 02/15/2023 - 07/15/2033	106	101
5.500% due 02/15/2024	41	42
6.000% due 06/15/2035	219	229
8.250% due 06/01/2016	30	36
Ginnie Mae
5.500% due 10/20/2037	112	112
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	5,900	3,094
5.500% due 09/18/2023	300	320
Residual Funding Strip
0.000% due 01/15/2030 - 04/15/2030	17,600	6,181
Resolution Funding Corp.
0.000% due 10/15/2024 - 04/15/2028	4,091	1,833
Small Business Administration
5.290% due 12/01/2027	498	530
Tennessee Valley Authority
4.500% due 04/01/2018	600	612
4.875% due 01/15/2048	100	91
5.375% due 04/01/2056	1,700	1,691
5.500% due 06/15/2038	2,200	2,243

Total U.S. Government Agencies (Cost $24,957)		22,560

U.S. TREASURY OBLIGATIONS 92.0%
U.S. Treasury Bonds
4.375% due 02/15/2038	300	288
U.S. Treasury Notes
2.750% due 11/30/2016	900	867
3.125% due 10/31/2016	600	593
3.375% due 11/15/2019	300	289
U.S. Treasury Strips
0.000% due 11/15/2026	9,400	4,105
0.000% due 11/15/2027	24,700	10,284
0.000% due 02/15/2028	12,100	4,963
0.000% due 08/15/2029	51,500	20,030
0.000% due 05/15/2030	52,000	19,527
0.000% due 02/15/2036	28,500	8,355
0.000% due 02/15/2037	10,200	2,835
0.000% due 05/15/2037	47,600	13,057
0.000% due 02/15/2038	5,900	1,554
0.000% due 05/15/2038	25,100	6,518
0.000% due 05/15/2039	69,900	17,416
0.000% due 08/15/2039	160,200	39,284
0.000% due 02/15/2031 (e)	84,600	30,732

Total U.S. Treasury Obligations (Cost $196,629)		180,697

MORTGAGE-BACKED SECURITIES 3.5%
Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	28	25
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	665	560
Countrywide Alternative Loan Trust
0.443% due 07/20/2046	1,999	871
Countrywide Home Loan Mortgage Pass-Through Trust
6.048% due 09/25/2047	1,161	811
CS First Boston Mortgage Securities Corp.
3.292% due 07/25/2033	4	3
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047	1	1
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	1,152
Harborview Mortgage Loan Trust
0.423% due 07/21/2036	1,014	520
Indymac Index Mortgage Loan Trust
0.421% due 09/25/2046	1,783	879
JPMorgan Chase Commercial Mortgage Securities Corp.
5.746% due 02/12/2049	20	18
JPMorgan Mortgage Trust
3.965% due 07/25/2035	612	563
Thornburg Mortgage Securities Trust
0.331% due 03/25/2037	66	64
WaMu Mortgage Pass-Through Certificates
1.274% due 01/25/2047	7	4
1.364% due 12/25/2046	2,640	1,481
2.759% due 10/25/2046	20	12

Total Mortgage-Backed Securities (Cost $7,763)		6,964

ASSET-BACKED SECURITIES 0.0%
Asset-Backed Securities Corp. Home Equity
0.281% due 12/25/2036	1	2
Bear Stearns Asset-Backed Securities Trust
4.434% due 07/25/2036	14	9
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036	69	50

Total Asset-Backed Securities (Cost $84)		61

SOVEREIGN ISSUES 0.4%
Resolution Funding Corp. Interest Strip
0.000% due 10/15/2026	2,000	827

Total Sovereign Issues (Cost $898)		827

SHORT-TERM INSTRUMENTS 6.2%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010	137	137

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $140. Repurchase proceeds are $137.)

U.S. TREASURY BILLS 1.7%
0.112% due 03/11/2010 - 03/25/2010 (a)(c)	3,310	3,310

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 4.4%
	860,889	8,619

Total Short-Term Instruments (Cost $12,066)		12,066

Total Investments 117.8% (Cost $250,330)	$231,377
Written Options (g) (0.1%) (Premiums $491)	(245)
Other Assets and Liabilities (Net) (17.7%)	(34,740)

Net Assets 100.0%	$196,392

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Affiliated to the Fund.

(c) Securities with an aggregate market value of $3,310 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(d) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $9,807 at a weighted average interest rate of 0.312%. On December 31, 2009, there were no open reverse repurchase agreements.

(e) Securities with an aggregate market value of $22 and cash of $1 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	13	$9
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	13	(12)

				$(3)

(f) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.690%	$10	$0	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	1,800	$(69)	$(14)	$(55)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$13,000	313	180	133
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		22,700	546	310	236
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	DUB		4,800	115	70	45
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS		10,800	178	129	49
Pay	6-Month EUR-LIBOR	2.500%	03/17/2012	HSBC	EUR	9,200	(20)	(3)	(17)

							$1,063	$672	$391

(g) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$1,200	$11	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	1,200	6	20
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	9	2
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	62	11
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	4,700	57	9
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	4,700	42	89
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	79	11
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	5,000	54	13
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	2,000	11	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	1,200	12	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	1,800	9	30
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	4,100	34	4
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	4,100	18	45
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	87	11

							$491	$245

(h) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	1,220	03/2010	BCLY	$0	$(1)	$(1)
Sell		414	03/2010	BCLY	0	0	0
Buy		24	03/2010	BOA	0	0	0
Buy		20	03/2010	CITI	0	0	0
Sell		678	03/2010	CITI	1	0	1
Buy		2,238	03/2010	DUB	0	(4)	(4)
Sell		1,737	03/2010	DUB	1	0	1
Buy		20	03/2010	HSBC	0	0	0
Buy		0	03/2010	JPM	0	0	0
Sell		692	03/2010	MSC	1	0	1
Buy		888	06/2010	BCLY	0	0	0
Buy		376	06/2010	CITI	0	0	0
Buy		161	06/2010	DUB	0	0	0
Buy		1,160	06/2010	HSBC	0	0	0
Buy		405	11/2010	BCLY	0	(1)	(1)
Buy		663	11/2010	CITI	0	(1)	(1)
Buy		1,705	11/2010	DUB	0	(3)	(3)
Buy		675	11/2010	MSC	0	(1)	(1)
Sell	GBP	634	01/2010	CITI	30	0	30
Buy	KRW	579,750	07/2010	RBS	0	(6)	(6)
Buy	MXN	53,010	04/2010	BOA	0	0	0
Sell		40,550	04/2010	JPM	0	(21)	(21)
Buy	MYR	479	02/2010	BCLY	0	0	0
Buy		49	02/2010	CITI	0	0	0
Buy		703	02/2010	DUB	0	(3)	(3)
Buy		223	02/2010	JPM	0	0	0
Buy		142	06/2010	MSC	0	0	0
Buy	PHP	13,350	04/2010	DUB	2	0	2
Buy	SGD	188	02/2010	JPM	0	(2)	(2)
Buy		256	03/2010	BCLY	0	(2)	(2)
Buy		193	03/2010	MSC	0	(2)	(2)
Buy		104	03/2010	RBS	0	(1)	(1)
Buy		317	06/2010	CITI	0	(3)	(3)

					$35	$(51)	$(16)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Government Agencies	$0	$22,560	$0	$22,560
U.S. Treasury Obligations	0	180,697	0	180,697
Short-Term Instruments	8,619	3,447	0	12,066
Other Investments+++	0	16,054	0	16,054

Investments, at value	$8,619	$222,758	$0	$231,377
Financial Derivative Instruments++++	$(3)	$130	$0	$127

Total	$8,616	$222,888	$0	$231,504

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Floating Income Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.8%
Bausch & Lomb, Inc.
3.504% due 04/26/2015		$358	$341
3.532% due 04/26/2015		1,581	1,510
Cooper-Standard Automotive, Inc.
4.750% due 12/23/2011 (a)		1,954	1,914
CSC Holdings LLC
2.004% due 03/29/2016		1,915	1,877
2.194% due 03/31/2016		5	5
Daimler Finance North America LLC
4.240% due 08/03/2012		1,915	1,871
FCI Connectors
3.031% due 03/09/2013		305	281
3.303% due 03/09/2013		324	299
Freescale Semiconductor, Inc.
12.500% due 12/15/2014		582	601
Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)		1,724	1,262
Idearc, Inc.
7.350% due 11/17/2014 (a)		889	465
Ineos Group Holdings PLC
7.501% due 10/07/2013		1,107	969
8.001% due 10/07/2014		1,107	1,006
Las Vegas Sands Corp.
2.040% due 05/23/2014		954	838
Nielsen Finance LLC
2.235% due 08/09/2013		289	271
3.985% due 05/01/2016		603	570
PanAmSat Corp.
2.735% due 07/03/2012		455	438
Renal Advantage, Inc.
2.732% due 10/06/2012		198	187
2.754% due 10/06/2012		1,555	1,469
RH Donnelley Corp.
6.750% due 06/30/2024 (a)		1,722	1,581
Texas Competitive Electric Holdings Co. LLC
3.735% due 10/10/2014		2,022	1,637
3.782% due 10/10/2014		26	21

Total Bank Loan Obligations (Cost $22,478)			19,413

CORPORATE BONDS & NOTES 53.1%
BANKING & FINANCE 24.8%
American Express Co.
7.250% due 05/20/2014		3,000	3,388
American International Group, Inc.
5.850% due 01/16/2018		700	575
6.250% due 05/01/2036		700	521
Bank of America Corp.
5.750% due 12/01/2017		1,150	1,180
Bank of Scotland PLC
4.880% due 04/15/2011		2,000	2,023
Barclays Bank PLC
5.000% due 09/22/2016		500	512
C10 Capital SPV Ltd.
6.722% due 12/31/2049		600	424
Calabash Re Ltd.
11.344% due 01/08/2010		3,000	3,000
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		300	311
Citigroup, Inc.
0.379% due 03/16/2012		1,550	1,495
5.500% due 04/11/2013		4,800	4,980
Countrywide Financial Corp.
5.800% due 06/07/2012		1,000	1,062
Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		300	302
Ford Motor Credit Co. LLC
3.034% due 01/13/2012		15,010	13,978
7.250% due 10/25/2011		100	101
7.800% due 06/01/2012		200	202
7.875% due 06/15/2010		200	203
Foundation Re II Ltd.
7.022% due 11/26/2010		3,700	3,667
GMAC LLC
6.625% due 05/15/2012		2,700	2,644
6.875% due 09/15/2011		3,600	3,564
6.875% due 08/28/2012		200	196
HBOS PLC
6.750% due 05/21/2018		2,500	2,323
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		6,575	5,227
Intergas Finance BV
6.375% due 05/14/2017		4,000	3,820
6.875% due 11/04/2011		189	194
International Lease Finance Corp.
0.684% due 01/15/2010		4,500	4,488
4.950% due 02/01/2011		400	370
JPMorgan Chase & Co.
4.650% due 06/01/2014		2,100	2,215
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		900	180
Merna Reinsurance Ltd.
0.901% due 07/07/2010		5,800	5,690
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		2,350	2,475
6.875% due 04/25/2018		600	648
Mystic Re Ltd.
10.254% due 06/07/2011		1,500	1,531
Osiris Capital PLC
5.284% due 01/15/2010		2,000	2,000
Petroleum Export Ltd.
4.623% due 06/15/2010		778	766
5.265% due 06/15/2011		2,845	2,775
Petroleum Export Ltd. II
6.340% due 06/20/2011		1,791	1,772
Rabobank Nederland NV
11.000% due 06/29/2049		1,200	1,467
Residential Reinsurance 2007 Ltd.
6.256% due 06/07/2010		3,500	3,531
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		4,000	3,660
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		1,500	1,350
TNK-BP Finance S.A.
7.500% due 03/13/2013		5,300	5,572
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		100	101
6.103% due 06/27/2012		5,500	5,709
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	1,505
UBS Preferred Funding Trust I
8.622% due 10/29/2049		8,250	7,678
VTB Capital S.A.
6.609% due 10/31/2012		3,500	3,583
Wachovia Corp.
0.413% due 04/23/2012		2,700	2,664
Wells Fargo Capital XIII
7.700% due 12/29/2049		7,600	7,410
White Nights Finance BV for Gazprom
10.500% due 03/25/2014		100	114

			125,146

INDUSTRIALS 19.2%
America Movil SAB de C.V.
5.000% due 10/16/2019		700	686
Anheuser-Busch Cos., Inc.
4.700% due 04/15/2012		400	417
AutoZone, Inc.
7.125% due 08/01/2018		2,000	2,217
Berry Plastics Corp.
4.129% due 09/15/2014		2,500	2,012
Berry Plastics Escrow LLC
8.250% due 11/15/2015		500	505
Biomet, Inc.
10.375% due 10/15/2017 (b)		2,600	2,834
Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		1,000	998
9.500% due 05/15/2016		1,100	1,182
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012 (a)		800	762
CSN Islands IX Corp.
10.500% due 01/15/2015		200	244
CSN Islands VIII Corp.
9.750% due 12/16/2013		1,500	1,740
Delta Air Lines, Inc.
7.379% due 11/18/2011		1,862	1,857
Devon Energy Corp.
5.625% due 01/15/2014		800	865
Dex Media West LLC
9.875% due 08/15/2013 (a)		2,600	826
DP World Ltd.
6.850% due 07/02/2037		500	388
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		170	170
Energy Transfer Partners LP
8.500% due 04/15/2014		1,800	2,080
First Data Corp.
9.875% due 09/24/2015		1,350	1,266
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		1,150	1,255
8.375% due 04/01/2017		1,200	1,316
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,474
Hanesbrands, Inc.
3.831% due 12/15/2014		2,100	1,998
HCA, Inc.
8.500% due 04/15/2019		1,200	1,299
9.250% due 11/15/2016		1,300	1,399
9.625% due 11/15/2016 (b)		500	542
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		22,670	25,458
Northwest Airlines, Inc.
7.626% due 04/01/2010		1,220	1,210
OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013		375	374
Owens-Brockway Glass Container, Inc.
8.250% due 05/15/2013		100	103
Pemex Project Funding Master Trust
0.855% due 12/03/2012		7,000	6,790
1.554% due 06/15/2010		8,500	8,532
Petrobras International Finance Co.
7.875% due 03/15/2019		1,170	1,355
Petroleos Mexicanos
8.000% due 05/03/2019		3,000	3,487
Rohm and Haas Co.
6.000% due 09/15/2017		3,000	3,101
Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		1,500	1,577
SandRidge Energy, Inc.
3.915% due 04/01/2014		4,775	4,286
Southern Co.
5.300% due 01/15/2012		1,900	2,037
Teck Resources Ltd.
9.750% due 05/15/2014		900	1,043
10.250% due 05/15/2016		400	468
10.750% due 05/15/2019		1,000	1,200
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		643	646
United Airlines, Inc.
7.730% due 07/01/2010		214	214
9.750% due 01/15/2017		1,000	1,020
Weyerhaeuser Co.
6.750% due 03/15/2012		1,600	1,696
Windstream Corp.
7.875% due 11/01/2017		300	298
Wynn Las Vegas LLC
7.875% due 11/01/2017		1,400	1,424
XTO Energy, Inc.
7.500% due 04/15/2012		90	100

			96,751

UTILITIES 9.1%
AES Panama S.A.
6.350% due 12/21/2016		3,000	2,977
AT&T Corp.
7.300% due 11/15/2011		473	521
AT&T, Inc.
4.850% due 02/15/2014		4,800	5,109
CMS Energy Corp.
1.234% due 01/15/2013		4,400	3,982
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	5,230
Duke Energy Corp.
6.300% due 02/01/2014		4,000	4,402
Embarq Corp.
7.082% due 06/01/2016		3,000	3,318
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		1,100	1,155
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		1,500	1,522
Majapahit Holding BV
7.250% due 10/17/2011		1,400	1,470
PG&E Corp.
5.750% due 04/01/2014		4,800	5,179
Progress Energy, Inc.
6.050% due 03/15/2014		4,800	5,260
PSEG Power LLC
5.320% due 09/15/2016		2,475	2,550
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		500	509
6.750% due 09/30/2019		250	277
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	212
Sprint Nextel Corp.
0.651% due 06/28/2010		1,150	1,132
8.375% due 08/15/2017		100	102
Telesat LLC
11.000% due 11/01/2015		400	436
Verizon Communications, Inc.
5.350% due 02/15/2011		200	209

			45,552

Total Corporate Bonds & Notes (Cost $261,519)			267,449

MUNICIPAL BONDS & NOTES 0.5%
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039		700	660
Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039		1,000	1,016
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049		900	936

Total Municipal Bonds & Notes (Cost $2,771)			2,612

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.431% due 10/27/2037		200	190
4.612% due 02/01/2035		180	186
5.000% due 01/01/2040		1,000	1,026
5.023% due 05/01/2035		483	511
5.500% due 10/01/2038 (g)		3,034	3,180
Freddie Mac
0.141% due 02/01/2011 (g)		5,209	5,207
0.189% due 05/04/2011 (g)		4,025	4,030
Ginnie Mae
0.532% due 12/16/2026		200	199

Total U.S. Government Agencies (Cost $14,422)			14,529

U.S. TREASURY OBLIGATIONS 6.6%
U.S. Treasury Notes
0.750% due 11/30/2011 (i)		104	103
1.000% due 07/31/2011 (g)		1,168	1,170
1.000% due 09/30/2011 (g)(i)		1,138	1,138
1.000% due 10/31/2011 (i)		427	427
2.750% due 11/30/2016		2,800	2,697
3.125% due 10/31/2016		14,600	14,421
3.375% due 11/15/2019		13,900	13,374

Total U.S. Treasury Obligations (Cost $34,648)			33,330

MORTGAGE-BACKED SECURITIES 6.9%
Adjustable Rate Mortgage Trust
5.364% due 11/25/2035		663	449
American Home Mortgage Assets
0.441% due 10/25/2046		413	210
American Home Mortgage Investment Trust
0.471% due 05/25/2047		510	111
5.660% due 09/25/2045		118	93
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		900	755
Banc of America Funding Corp.
0.731% due 07/26/2036		1,000	831
3.849% due 06/25/2034		315	289
5.888% due 04/25/2037		700	433
Banc of America Mortgage Securities, Inc.
4.123% due 07/25/2033		131	118
4.172% due 07/25/2033		1,729	1,610
5.404% due 02/25/2036		41	31
Bear Stearns Adjustable Rate Mortgage Trust
4.462% due 10/25/2035		662	645
4.991% due 01/25/2035		36	31
5.436% due 05/25/2047		390	276
Bear Stearns Alt-A Trust
0.391% due 02/25/2034		1,961	1,318
5.673% due 03/25/2036		229	112
Bear Stearns Structured Products, Inc.
5.673% due 12/26/2046		1,944	1,102
CC Mortgage Funding Corp.
0.361% due 05/25/2048		3,996	1,621
Citigroup Mortgage Loan Trust, Inc.
0.301% due 01/25/2037		1,192	1,004
3.438% due 12/25/2035		369	194
4.557% due 03/25/2034		22	21
4.641% due 08/25/2035		1,401	530
5.978% due 09/25/2037		722	506
Countrywide Alternative Loan Trust
0.428% due 12/20/2046		850	417
0.443% due 07/20/2046		371	162
0.461% due 08/25/2046		618	116
0.513% due 09/20/2046		600	84
0.563% due 11/20/2035		164	86
0.741% due 11/20/2035		500	87
1.544% due 12/25/2035		227	121
5.862% due 11/25/2035		436	243
Countrywide Home Loan Mortgage Pass-Through Trust
5.320% due 10/20/2035		474	322
5.533% due 02/20/2036		605	389
5.749% due 05/20/2036		684	379
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		500	321
CS First Boston Mortgage Securities Corp.
0.879% due 03/25/2032		34	29
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		592	371
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.869% due 10/25/2036		494	272
5.886% due 10/25/2036		494	272
Downey Savings & Loan Association Mortgage Loan Trust
0.543% due 11/19/2037		800	9
Greenpoint Mortgage Funding Trust
0.441% due 10/25/2046		553	1
GSR Mortgage Loan Trust
4.551% due 11/25/2035		246	204
5.156% due 01/25/2036		156	120
Harborview Mortgage Loan Trust
0.363% due 04/19/2038		2,133	1,113
Homebanc Mortgage Trust
0.411% due 12/25/2036		470	275
Indymac Index Mortgage Loan Trust
0.471% due 07/25/2035		39	22
5.099% due 09/25/2035		398	292
5.266% due 06/25/2035		369	240
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		673	583
Merrill Lynch Alternative Note Asset
0.531% due 03/25/2037		652	270
Morgan Stanley Mortgage Loan Trust
5.355% due 06/25/2036		34	31
6.000% due 10/25/2037		2,046	1,383
Opteum Mortgage Acceptance Corp.
0.491% due 07/25/2035		336	266
RBSSP Resecuritization Trust
0.551% due 03/26/2037		931	791
0.731% due 03/26/2036		941	849
Residential Accredit Loans, Inc.
1.904% due 09/25/2045		1,229	606
Residential Funding Mortgage Securities I
5.201% due 09/25/2035		1,423	1,001
Sequoia Mortgage Trust
0.583% due 07/20/2033		389	281
Structured Adjustable Rate Mortgage Loan Trust
4.289% due 01/25/2035		1,294	1,027
5.197% due 09/25/2035		294	200
Structured Asset Mortgage Investments, Inc.
0.361% due 03/25/2037		1,611	744
0.481% due 09/25/2047		607	113
0.583% due 03/19/2034		82	70
0.893% due 10/19/2034		523	417
Structured Asset Securities Corp.
3.716% due 10/25/2035		400	329
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036		11	11
5.970% due 09/25/2036		498	264
WaMu Mortgage Pass-Through Certificates
0.541% due 01/25/2045		193	147
1.274% due 01/25/2047		1,446	881
1.332% due 02/25/2047		409	222
1.354% due 12/25/2046		792	441
1.544% due 02/25/2046		2,517	1,432
1.744% due 11/25/2042		398	262
5.387% due 02/25/2037		426	302
Wells Fargo Mortgage-Backed Securities Trust
3.239% due 06/25/2035		2,765	2,493
5.556% due 07/25/2036		1,318	1,016
5.589% due 07/25/2036		152	116

Total Mortgage-Backed Securities (Cost $48,634)			34,785

ASSET-BACKED SECURITIES 1.4%
Asset-Backed Securities Corp. Home Equity
1.883% due 03/15/2032		1,579	1,129
Atrium CDO Corp.
0.712% due 06/27/2015		2,363	2,104
Citigroup Mortgage Loan Trust, Inc.
0.291% due 07/25/2045		1,622	1,173
Credit-Based Asset Servicing & Securitization LLC
0.291% due 11/25/2036		587	418
GSAMP Trust
0.271% due 10/25/2046		14	14
0.301% due 12/25/2036		306	194
HSBC Asset Loan Obligation
0.291% due 12/25/2036		758	626
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		288	223
MASTR Asset-Backed Securities Trust
0.281% due 01/25/2037		581	189
Morgan Stanley ABS Capital I
0.281% due 11/25/2036		109	106
Residential Asset Mortgage Products, Inc.
0.631% due 06/25/2047		600	217
SACO I, Inc.
0.481% due 12/25/2035		1,340	309
Specialty Underwriting & Residential Finance
0.911% due 01/25/2034		18	9
WaMu Asset-Backed Certificates
0.281% due 01/25/2037		429	323

Total Asset-Backed Securities (Cost $10,361)			7,034

SOVEREIGN ISSUES 6.5%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		2,100	2,260
Colombia Government International Bond
7.375% due 03/18/2019		10,000	11,375
Export-Import Bank of Korea
0.504% due 10/04/2011		500	501
Indonesia Government International Bond
6.875% due 03/09/2017		100	110
6.875% due 01/17/2018		100	110
11.625% due 03/04/2019		5,200	7,488
Korea Development Bank
5.300% due 01/17/2013		1,150	1,209
Panama Government International Bond
7.250% due 03/15/2015		2,000	2,285
Qatar Government International Bond
4.000% due 01/20/2015		600	605
5.250% due 01/20/2020		500	506
South Africa Government International Bond
6.875% due 05/27/2019		5,400	6,088

Total Sovereign Issues (Cost $29,810)			32,537

FOREIGN CURRENCY-DENOMINATED ISSUES 11.5%
Atlas Reinsurance PLC
4.750% due 01/10/2010	EUR	3,100	4,443
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,100	3,214
Brazil Government International Bond
12.500% due 01/05/2022	BRL	280	182
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024 (e)		3,600	3,746
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		4,620	2,566
Citigroup, Inc.
4.750% due 02/10/2019		EUR 2,000	2,497
Green Valley Ltd.
4.343% due 01/10/2011		1,900	2,642
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		2,543	629
5.316% due 04/05/2011 (a)		1,816	449
PagesJaunes Groupe
1.981% due 01/11/2014		2,000	2,556
Rhodia S.A.
3.492% due 10/15/2013		4,200	5,645
Royal Bank of Scotland Group PLC
5.049% due 04/06/2011	GBP	3,129	4,700
Seat Pagine Gialle SpA
0.475% due 06/08/2012	EUR	1,209	1,604
Sumitomo Mitsui Banking Corp.
0.853% due 12/31/2049	JPY	700,000	7,399
0.950% due 06/02/2049		700,000	7,173
Unitymedia Hessen GmbH & Co. KG
3.597% due 04/15/2013	EUR	2,475	3,530
UPC Broadband Holding BV
4.218% due 12/31/2016		2,174	2,905
4.468% due 12/31/2017		1,568	2,105

Total Foreign Currency-Denominated Issues (Cost $53,681)			57,985

	SHARES
COMMON STOCKS 0.1%
DURA Automotive Systems, Inc. (c)		9,042	9
Tropicana Las Vegas Hotel and Casino		50,000	620

Total Common Stocks (Cost $5,146)			629

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.7%
REPURCHASE AGREEMENTS 0.6%
Barclays Capital, Inc.
0.000% due 01/04/2010		$1,000	1,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $1,029. Repurchase proceeds are $1,000.)
0.010% due 01/04/2010		400	400
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $412. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		1,584	1,584
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $1,620. Repurchase proceeds are $1,584.)

			2,984

U.S. CASH MANAGEMENT BILLS 0.1%
0.198% due 04/01/2010 (g)		765	765

U.S. TREASURY BILLS 2.1%
0.173% due 02/25/2010 - 04/08/2010 (d)(g)(i)		10,408	10,406

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 6.9%
		3,476,059	34,802

Total Short-Term Instruments (Cost $48,958)			48,957

Total Investments 103.0% (Cost $532,428)			$519,260

Written Options (k) (0.2%) (Premiums $805)			(857)

Other Assets and Liabilities (Net) (2.8%)			(14,299)

Net Assets 100.0%			$504,104

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Non-income producing security.

(d) Coupon represents a weighted average rate.

(e) Principal amount of security is adjusted for inflation.

(f) Affiliated to the Fund.

(g) Securities with an aggregate market value of $19,541 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(h) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $4,766 at a weighted average interest rate of -1.318%. On December 31, 2009, there were no open reverse repurchase agreements.

(i) Securities with an aggregate market value of $753 and cash of $43 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	500	$50
90-Day Eurodollar March Futures	Long	03/2010	258	42

				$92

(j) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
AutoZone, Inc.	DUB	(1.320%)	09/20/2018	0.698%	$2,000	$(93)	$0	$(93)
Embarq Corp.	JPM	(1.550%)	06/20/2016	0.751%	3,000	(142)	0	(142)
Rohm and Haas Co.	CSFB	(1.850%)	09/20/2017	0.993%	3,000	(174)	0	(174)
Royal Caribbean Cruises Ltd.	GSC	(5.000%)	03/20/2011	1.236%	1,500	(71)	(24)	(47)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	2.015%	8,000	(868)	0	(868)

						$(1,348)	$(24)	$(1,324)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	09/20/2013	5.663%		$1,000	$(19)	$(130)	$111
American International Group, Inc.	GSC	0.095%	09/20/2011	5.492%		800	(70)	0	(70)
American International Group, Inc.	UBS	5.000%	09/20/2012	5.542%		3,600	(40)	(432)	392
American International Group, Inc.	UBS	5.000%	09/20/2014	5.797%		1,100	(31)	(154)	123
Amgen, Inc.	GSC	1.000%	09/20/2014	0.371%		9,200	264	197	67
ARAMARK Corp.	CITI	5.000%	03/20/2014	5.502%		2,400	(38)	(65)	27
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.182%		2,200	(12)	0	(12)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.438%		2,000	(37)	(117)	80
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.711%		1,800	28	0	28
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.711%		4,800	77	0	77
Brazil Government International Bond	BCLY	2.370%	05/20/2014	1.101%		3,400	188	0	188
Brazil Government International Bond	BCLY	1.980%	09/20/2014	1.155%		6,700	282	0	282
Brazil Government International Bond	CITI	1.920%	09/20/2014	1.155%		6,700	263	0	263
Brazil Government International Bond	MLP	2.900%	05/20/2014	1.101%		5,200	405	0	405
Brazil Government International Bond	MLP	2.920%	05/20/2014	1.101%		2,500	197	0	197
Brazil Government International Bond	MSC	1.850%	09/20/2014	1.155%		6,700	241	0	241
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.584%		5,000	23	20	3
Brazil Government International Bond	UBS	2.250%	05/20/2014	1.101%		3,600	181	0	181
Celestica, Inc.	BCLY	2.850%	09/20/2011	1.067%		3,200	101	0	101
CEMEX SAB de C.V.	DUB	0.620%	06/20/2012	5.703%		6,700	(279)	0	(279)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	5.703%		2,900	(116)	0	(116)
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	3.414%		6,500	449	(487)	936
Community Health Systems, Inc.	GSC	5.000%	09/20/2012	2.860%		4,200	241	(273)	514
El Paso Corp.	BOA	5.000%	09/20/2014	3.486%		400	26	(30)	56
El Paso Corp.	CSFB	5.000%	09/20/2014	3.486%		4,600	303	(346)	649
France Telecom S.A.	UBS	0.330%	09/20/2011	0.239%	EUR	5,300	13	0	13
France Telecom S.A.	WAC	0.325%	09/20/2011	0.239%		2,700	6	0	6
General Electric Capital Corp.	CITI	3.950%	03/20/2017	1.630%		$14,525	2,060	0	2,060
General Electric Capital Corp.	DUB	0.125%	09/20/2011	1.387%		1,000	(21)	0	(21)
General Electric Capital Corp.	DUB	3.730%	12/20/2013	1.590%		5,000	403	0	403
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.080%		1,000	122	(102)	224
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	0.707%		6,000	(68)	0	(68)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	1.413%		7,000	19	0	19
Korea Government Bond	CITI	0.520%	12/20/2010	0.514%		400	0	0	0
Korea Government Bond	CITI	0.540%	12/20/2010	0.514%		500	0	0	0
Korea Government Bond	UBS	0.550%	12/20/2010	0.514%		500	0	0	0
Mexico Government International Bond	BCLY	2.680%	05/20/2014	1.212%		3,400	217	0	217
Mexico Government International Bond	BCLY	2.310%	06/20/2014	1.227%		2,900	134	0	134
Mexico Government International Bond	BOA	2.130%	06/20/2014	1.227%		3,500	135	0	135
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.653%		500	2	1	1
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.653%		1,200	5	3	2
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.691%		400	1	1	0
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.653%		1,300	5	3	2
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.691%		100	0	0	0
Mexico Government International Bond	MLP	3.200%	05/20/2014	1.212%		2,800	240	0	240
Petroleos Mexicanos	DUB	0.760%	07/20/2011	0.915%		1,000	1	0	1
Pfizer, Inc.	MSC	1.000%	09/20/2014	0.379%		9,700	275	222	53
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.840%		3,000	130	0	130
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.840%		4,300	170	0	170
PSEG Energy Holdings LLC	MLP	1.300%	06/20/2012	0.725%		5,000	73	0	73
Qwest Capital Funding, Inc.	BCLY	1.470%	03/20/2012	3.689%		2,000	(92)	0	(92)
Qwest Capital Funding, Inc.	BCLY	1.500%	03/20/2012	3.689%		3,000	(137)	0	(137)
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	5.482%		2,600	(43)	(390)	347
RRI Energy, Inc.	GSC	5.000%	09/20/2014	5.482%		2,800	(46)	(468)	422
RSHB Capital S.A.	BCLY	0.900%	03/20/2010	1.390%		2,400	3	0	3
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.725%		4,800	31	0	31
RSHB Capital S.A.	GSC	0.700%	06/20/2012	2.009%		6,700	(208)	0	(208)
Russia Government International Bond	CITI	1.000%	12/20/2010	0.833%		400	1	0	1
Russia Government International Bond	DUB	1.000%	12/20/2010	0.833%		700	1	0	1
Russia Government International Bond	GSC	1.000%	12/20/2010	0.833%		600	1	1	0
SLM Corp.	BOA	0.820%	06/20/2012	4.444%		9,200	(747)	0	(747)
SLM Corp.	BOA	5.000%	09/20/2014	5.138%		1,000	(4)	(108)	104
Sungard Data Systems, Inc.	BCLY	5.000%	09/20/2014	5.226%		1,500	(10)	(165)	155
Uruguay Government International Bond	DUB	1.050%	01/20/2012	2.069%		19,000	(293)	0	(293)
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	1.131%		2,700	(54)	0	(54)

							$4,952	$(2,819)	$7,771

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		$13,096	$0	$0	$0
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		5,000	98	0	98
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012		10,700	291	0	291
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		6,400	178	0	178
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,300	112	0	112
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		5,015	84	0	84
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,640	28	0	28
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		868	15	0	15
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		1,157	19	0	19
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		1,640	27	0	27
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011	EUR	4,400	(21)	86	(107)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		6,720	(441)	120	(561)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,208	(145)	(101)	(44)

						$245	$105	$140

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	DUB		$42,000	$(2,134)	$(1,449)	$(685)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		233,000	(11,838)	(8,389)	(3,449)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		78,700	(3,998)	(3,077)	(921)
Pay	6-Month EUR-LIBOR	4.750%	09/17/2010	BCLY	EUR	74,000	3,863	(576)	4,439
Pay	6-Month EUR-LIBOR	4.000%	03/17/2020	BNP		11,000	437	249	188
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	48	(35)	83
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	36	0	36
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		67,500	(156)	63	(219)

							$(13,742)	$(13,214)	$(528)

(k) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$119.000	02/19/2010	13	$3	$1
Call - CBOT U.S. Treasury 10-Year Note March Futures	122.000	02/19/2010	279	140	3
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	64	30	80
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	13	10	14

				$183	$98

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$4,500	$40	$1
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	4,500	24	74
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	7,700	14	8
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	7,700	61	84
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	6,100	43	101
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	6,300	45	11
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	7,500	75	142
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	2,600	18	43
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,200	4	4
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	2,200	11	11
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	2,700	26	1
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	4,100	20	68
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	12,800	106	13
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	12,800	55	141
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,700	18	32
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	8,300	62	25

							$622	$759

(l) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,488	02/2010	HSBC	$179	$0	$179
Buy	CNY	47,263	06/2010	BCLY	0	(8)	(8)
Buy		19,794	06/2010	CITI	1	0	1
Buy		8,508	06/2010	DUB	0	(3)	(3)
Buy		61,513	06/2010	HSBC	0	(12)	(12)
Buy	EUR	42	01/2010	DUB	0	0	0
Sell		2,726	02/2010	RBS	138	0	138
Sell		21,416	03/2010	GSC	410	0	410
Buy	GBP	3,464	01/2010	GSC	52	0	52
Sell		1,606	01/2010	RBS	32	0	32
Buy	ILS	2,332	02/2010	CITI	0	(2)	(2)
Sell	JPY	1,469,175	01/2010	BNP	593	0	593
Buy	KRW	2,208,694	02/2010	CITI	23	0	23
Buy		630,000	07/2010	BCLY	5	0	5
Buy		1,249,885	07/2010	DUB	11	0	11
Buy		1,038,332	07/2010	MSC	6	0	6
Buy		2,485,365	08/2010	MSC	4	0	4
Buy		1,117,689	11/2010	BCLY	0	(7)	(7)
Buy		610,987	11/2010	CITI	0	(5)	(5)
Buy	MXN	1,503	04/2010	DUB	0	(1)	(1)
Buy		376	04/2010	HSBC	0	0	0
Buy		5,581	04/2010	JPM	11	0	11
Sell		11,837	04/2010	JPM	0	(6)	(6)

					$1,465	$(44)	$1,421

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$267,449	$0	$267,449
U.S. Treasury Obligations	0	33,330	0	33,330
Mortgage-Backed Securities	0	34,785	0	34,785
Sovereign Issues	0	32,537	0	32,537
Foreign Currency-Denominated Issues	0	50,586	7,399	57,985
Short-Term Instruments	34,802	14,155	0	48,957
Other Investments+++	0	41,294	2,923	44,217

Investments, at value	$34,802	$474,136	$10,322	$519,260
Financial Derivative Instruments++++	$92	$6,623	$0	$6,715

Total	$34,894	$480,759	$10,322	$525,975

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Foreign Currency-Denominated Issues	$19,499	$(12,012)	$(10)	$2,638	$1,984	$(4,700)	$7,399	$661
Other Investments+++	25	4,982	1	0	(4,147)	2,062	2,923	(4,373)

Investments, at value	$19,524	$(7,030)	$(9)	$2,638	$(2,163)	$(2,638)	$10,322	$(3,712)
Financial Derivative Instruments++++	$(671)	$0	$0	$0	$671	$0	$0	$0

Total	$18,853	$(7,030)	$(9)	$2,638	$(1,492)	$(2,638)	$10,322	$(3,712)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 7.3%
Bank of Scotland PLC
4.750% due 01/13/2011	AUD	22,900	$20,542
5.250% due 07/24/2012		6,000	5,347
Citigroup Pty Ltd.
4.788% due 06/18/2012		17,500	15,764
5.500% due 06/18/2012		5,500	4,938
5.500% due 08/20/2012		7,000	6,280
Commonwealth Bank of Australia
0.533% due 09/17/2014		$12,200	12,179
0.704% due 07/12/2013		14,800	14,765
ING Bank Australia Ltd.
4.850% due 06/24/2014	AUD	10,000	9,029
5.750% due 08/28/2013		5,000	4,482
Medallion Trust
0.392% due 05/25/2035		$3,141	2,996
Members Equity Bank Pty Ltd.
4.423% due 08/20/2012	AUD	5,500	4,930
Puma Finance Ltd.
0.337% due 02/21/2038		$4,497	4,179
4.168% due 08/22/2037	AUD	7,050	6,114
4.247% due 07/12/2036		1,804	1,551
Seven Media Group
5.730% due 12/28/2012		1,369	1,076
6.058% due 12/28/2012		5,736	4,508
Suncorp-Metway Ltd.
4.535% due 09/11/2013		17,400	15,627
Torrens Trust
4.405% due 10/19/2038		8,844	7,598
Westpac Banking Corp.
0.536% due 09/10/2014		$8,500	8,524
2.700% due 12/09/2014		23,000	22,461

Total Australia (Cost $170,259)			172,890

BERMUDA 0.3%
Merna Reinsurance Ltd.
0.901% due 07/07/2010		$7,500	7,357

Total Bermuda (Cost $7,376)			7,357

CANADA 2.8%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	10,100	9,990
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	13,238
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,839
Honda Canada Finance, Inc.
0.621% due 03/26/2012		17,000	15,727
Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,639
Province of Ontario Canada
5.850% due 03/08/2033		6,100	6,617
6.200% due 06/02/2031		7,200	8,090
Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,700	2,834

Total Canada (Cost $63,343)			65,974

CAYMAN ISLANDS 1.1%
Calabash Re Ltd.
8.844% due 01/08/2010		$2,450	2,450
Foundation Re II Ltd.
7.022% due 11/26/2010		1,500	1,487
Green Valley Ltd.
4.343% due 01/10/2011	EUR	3,100	4,310
Longpoint Re Ltd.
5.504% due 11/08/2011		$3,300	3,313
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		2,100	2,105
Residential Reinsurance 2007 Ltd.
8.006% due 06/07/2010		5,900	5,994
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	1,230	1,541
Vita Capital III Ltd.
1.390% due 01/01/2011		$4,000	3,858

Total Cayman Islands (Cost $24,565)			25,058

DENMARK 1.8%
Nykredit Realkredit A/S
5.000% due 01/01/2010	EUR	7,900	11,325
Realkredit Danmark A/S
2.000% due 01/01/2011	DKK	75,100	14,468
2.550% due 01/01/2038		5,135	953
5.000% due 01/01/2010	EUR	11,300	16,199

Total Denmark (Cost $44,412)			42,945

FRANCE 15.2%
BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011	EUR	5,800	8,596
4.750% due 05/28/2013		3,100	4,752
BPCE S.A.
4.625% due 07/29/2049		200	185
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		3,000	3,021
Compagnie de Financement Foncier
4.000% due 07/21/2011		7,700	11,434
4.500% due 01/09/2013		3,000	4,553
Credit Agricole S.A.
6.637% due 05/29/2049		$5,900	4,867
Dexia Credit Local
0.899% due 09/23/2011		7,300	7,365
France Government Bond
3.500% due 04/25/2015	EUR	6,700	9,988
3.750% due 10/25/2019		13,700	19,814
4.000% due 10/25/2013		1,700	2,596
4.000% due 10/25/2014		22,600	34,432
4.000% due 04/25/2018		31,700	47,572
4.000% due 10/25/2038		20,100	27,713
4.250% due 10/25/2018		8,500	12,894
4.250% due 04/25/2019		6,400	9,686
4.250% due 10/25/2023		4,600	6,783
4.750% due 04/25/2035		10,700	16,521
5.750% due 10/25/2032		8,300	14,484
France Treasury Notes
1.500% due 09/12/2011		66,800	96,233
Societe Generale
5.922% due 04/29/2049		$700	546
7.756% due 05/29/2049	EUR	1,000	1,348
Valeo S.A.
3.750% due 06/24/2013		4,000	5,484
Vivendi
5.750% due 04/04/2013		$1,440	1,515
6.625% due 04/04/2018		6,400	6,947

Total France (Cost $356,471)			359,329

GERMANY 12.5%
Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014	AUD	5,700	5,028
Republic of Germany
1.500% due 06/10/2011	EUR	72,400	104,532
3.750% due 07/04/2013		7,700	11,690
4.000% due 01/04/2037		12,000	16,767
4.250% due 07/04/2018		25,600	39,509
4.250% due 07/04/2039		4,600	6,750
4.750% due 07/04/2034		27,000	41,999
4.750% due 07/04/2040		7,800	12,407
5.000% due 01/04/2012		10,000	15,365
5.500% due 01/04/2031		9,000	15,208
6.250% due 01/04/2030		13,640	24,972

Total Germany (Cost $293,940)			294,227

GREECE 2.3%
Greece Government Bond
4.000% due 08/20/2013	EUR	19,500	27,193
4.100% due 08/20/2012		2,200	3,116
4.300% due 03/20/2012		1,000	1,432
4.600% due 05/20/2013		16,500	23,418

Total Greece (Cost $60,664)			55,159

IRELAND 0.7%
Atlas Reinsurance PLC
4.750% due 01/10/2010	EUR	2,000	2,866
Cars Alliance Funding PLC
0.864% due 10/08/2023		1,800	2,502
Depfa ACS Bank
1.650% due 12/20/2016	JPY	250,000	2,334
Immeo Residential Finance PLC
0.874% due 12/15/2016	EUR	4,671	5,702
Osiris Capital PLC
5.284% due 01/15/2010		$1,000	1,000
SC Germany Auto
0.550% due 08/11/2015	EUR	1,424	2,020

Total Ireland (Cost $16,713)			16,424

ITALY 6.0%
Asset-Backed European Securitisation Transaction SRL
0.870% due 10/01/2015	EUR	7,430	10,565
Intesa Sanpaolo SpA
8.375% due 10/29/2049		100	151
Italy Buoni Poliennali Del Tesoro
3.750% due 12/15/2013		27,000	40,241
4.250% due 10/15/2012		36,200	54,780
4.250% due 04/15/2013		13,100	19,847
5.250% due 08/01/2011		8,200	12,438
Locat Securitisation Vehicle SRL
0.894% due 12/12/2024		2,314	3,162

Total Italy (Cost $145,371)			141,184

JAPAN 1.2%
Japan Government International Bond
0.900% due 03/20/2014	JPY	80,000	877
1.500% due 12/20/2017		100,000	1,119
2.500% due 09/20/2036		1,250,000	14,128
2.500% due 09/20/2037		990,000	11,214

Total Japan (Cost $26,046)			27,338

JERSEY, CHANNEL ISLANDS 0.1%
HSBC Capital Funding LP
9.547% due 12/29/2049		$3,152	3,278

Total Jersey, Channel Islands (Cost $3,216)			3,278

LUXEMBOURG 0.1%
Tyco Electronics Group S.A.
6.550% due 10/01/2017		$1,000	1,035

Total Luxembourg (Cost $1,050)			1,035

NETHERLANDS 10.4%
ABN Amro Bank NV
4.310% due 03/29/2049	EUR	200	143
Achmea Hypotheekbank NV
0.631% due 11/03/2014		$6,600	6,600
3.200% due 11/03/2014		5,000	4,996
Arena BV
0.835% due 12/17/2064	EUR	2,767	3,820
Fortis Bank Nederland NV
3.375% due 05/19/2014		14,900	21,958
Globaldrive BV
0.613% due 06/20/2015		2,232	3,175
0.773% due 06/20/2015		1,500	1,963
LeasePlan Corp. NV
3.250% due 05/22/2014		4,500	6,582
Netherlands Government Bond
4.000% due 07/15/2018		15,300	22,861
4.000% due 07/15/2019		11,100	16,543
4.500% due 07/15/2017		45,500	70,645
5.000% due 07/15/2011		41,400	62,798
NIBC Bank NV
0.637% due 12/02/2014		$22,600	22,622

Total Netherlands (Cost $245,098)			244,706

NEW ZEALAND 0.1%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$3,000	3,023

Total New Zealand (Cost $2,994)			3,023

NORWAY 0.4%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,500	9,664

Total Norway (Cost $10,007)			9,664

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	1,007

Total Qatar (Cost $828)			1,007

RUSSIA 0.0%
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	882

Total Russia (Cost $754)			882

SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	8,079

Total South Korea (Cost $8,167)			8,079

SPAIN 0.2%
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,000	5,401

Total Spain (Cost $6,000)			5,401

SWEDEN 0.2%
Kingdom of Sweden Government Bond
1.500% due 09/08/2011	EUR	3,700	5,320

Total Sweden (Cost $5,254)			5,320

SWITZERLAND 0.9%
UBS AG
5.750% due 04/25/2018		$14,800	15,091
5.875% due 12/20/2017		5,500	5,661

Total Switzerland (Cost $20,215)			20,752

UNITED KINGDOM 12.4%
Barclays Bank PLC
0.424% due 03/23/2017		$3,600	3,211
6.050% due 12/04/2017		11,000	11,212
7.434% due 09/29/2049		1,500	1,387
10.179% due 06/12/2021		4,940	6,388
British Sky Broadcasting Group PLC
6.100% due 02/15/2018		1,500	1,592
HBOS PLC
6.750% due 05/21/2018		4,000	3,717
LBG Capital No.1 PLC
8.500% due 12/29/2049		14,358	10,668
Lloyds TSB Bank PLC
1.287% due 04/02/2012		8,500	8,648
12.000% due 12/29/2049		6,000	5,891
Opera Finance PLC
0.932% due 01/15/2015	EUR	4,350	3,733
Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	7,187
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		2,500	2,626
Rexam PLC
6.750% due 06/01/2013		1,000	1,063
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		44,300	44,191
1.500% due 03/30/2012		46,100	45,678
2.650% due 04/23/2012		4,000	4,076
3.750% due 11/14/2011	EUR	8,100	12,036
5.500% due 12/03/2049	GBP	310	300
6.666% due 12/31/2049	CAD	4,700	2,255
Smiths Group PLC
7.875% due 07/12/2010	GBP	5,500	9,063
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,106
United Kingdom Gilt
2.250% due 03/07/2014	GBP	4,800	7,634
3.750% due 09/07/2019		23,100	36,237
4.250% due 06/07/2032		4,400	6,914
4.250% due 03/07/2036		17,800	27,831
4.500% due 12/07/2042		1,200	1,975
4.750% due 12/07/2038		13,920	23,716
Weather Investments II SARL
7.683% due 11/26/2014	EUR	1,000	1,445
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	518

Total United Kingdom (Cost $294,382)			292,298

UNITED STATES 24.9%
ASSET-BACKED SECURITIES 0.9%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$1,943	1,904
Accredited Mortgage Loan Trust
0.281% due 02/25/2037		74	72
Amortizing Residential Collateral Trust
0.521% due 07/25/2032		8	7
0.931% due 10/25/2031		4	2
Asset-Backed Funding Certificates
0.581% due 06/25/2034		4,406	3,135
Bear Stearns Asset-Backed Securities Trust
0.681% due 03/25/2043		5	5
Carrington Mortgage Loan Trust
0.551% due 10/25/2035		156	143
CIT Group Home Equity Loan Trust
0.521% due 03/25/2033		6	5
Citigroup Mortgage Loan Trust, Inc.
0.301% due 05/25/2037 (k)		915	619
0.331% due 10/25/2036		140	133
Community Program Loan Trust
4.500% due 10/01/2018		336	337
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		469	469
6.681% due 12/01/2033		369	366
Countrywide Asset-Backed Certificates
0.281% due 03/25/2047		101	100
0.281% due 06/25/2047		101	96
0.331% due 09/25/2047		3,312	3,079
0.411% due 09/25/2036		385	300
0.571% due 12/25/2036		217	86
0.711% due 12/25/2031		2	1
CS First Boston Mortgage Securities Corp.
0.851% due 01/25/2032		2	2
HFC Home Equity Loan Asset-Backed Certificates
0.583% due 09/20/2033		683	609
Home Equity Asset Trust
0.831% due 11/25/2032		1	1
Home Equity Mortgage Trust
5.500% due 01/25/2037		517	52
HSI Asset Securitization Corp. Trust
0.341% due 04/25/2037		176	136
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037		15	14
Lehman XS Trust
0.311% due 11/25/2046		905	900
0.381% due 04/25/2037		4,055	2,489
0.461% due 06/25/2046		586	120
0.471% due 11/25/2046		655	181
0.551% due 11/25/2046		1,000	190
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		360	279
MASTR Asset-Backed Securities Trust
0.291% due 11/25/2036		37	37
Merrill Lynch Mortgage Investors, Inc.
0.301% due 07/25/2037		913	876
0.311% due 09/25/2037		264	71
0.351% due 02/25/2037		129	76
Morgan Stanley ABS Capital I
0.291% due 05/25/2037		69	61
Morgan Stanley Mortgage Loan Trust
0.591% due 04/25/2037		1,032	398
Nationstar Home Equity Loan Trust
0.291% due 06/25/2037		195	190
Popular ABS Mortgage Pass-Through Trust
0.321% due 06/25/2047		222	199
Renaissance Home Equity Loan Trust
0.731% due 12/25/2033		879	722
Residential Asset Mortgage Products, Inc.
0.301% due 02/25/2037		91	88
Residential Asset Securities Corp.
0.301% due 02/25/2037		122	116
0.731% due 07/25/2032		45	22
SACO I, Inc.
0.291% due 05/25/2036		332	206
Saxon Asset Securities Trust
0.751% due 08/25/2032		1	1
SBI HELOC Trust
0.401% due 08/25/2036		1,225	1,112
Securitized Asset-Backed Receivables LLC Trust
0.271% due 01/25/2037		322	298
Soundview Home Equity Loan Trust
0.291% due 11/25/2036		69	37
Structured Asset Securities Corp.
0.521% due 01/25/2033		11	10
0.631% due 05/25/2034		10	8
Washington Mutual Asset-Backed Certificates
0.291% due 10/25/2036		294	204
Wells Fargo Home Equity Trust
0.461% due 10/25/2035		876	846

			21,410

BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.240% due 08/03/2012		5,029	4,916
Ford Motor Co.
3.240% due 12/15/2013		43	40
3.290% due 12/15/2013		701	652

			5,608

CORPORATE BONDS & NOTES 12.4%
Aetna, Inc.
6.500% due 09/15/2018		1,000	1,065
American Express Bank FSB
0.361% due 05/29/2012		100	97
0.384% due 06/12/2012		4,500	4,383
American International Group, Inc.
4.250% due 05/15/2013		1,100	1,017
4.875% due 03/15/2067	EUR	5,200	3,951
8.000% due 05/22/2038		18,700	16,956
8.625% due 05/22/2068	GBP	200	207
AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,731
6.500% due 01/15/2014		200	221
7.125% due 08/01/2018		700	776
Avnet, Inc.
6.625% due 09/15/2016		600	620
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,600	8,211
Bank of America Corp.
0.544% due 10/14/2016		$1,600	1,416
4.000% due 03/28/2018	EUR	100	130
4.750% due 05/23/2017		6,800	8,819
4.750% due 05/06/2019		2,700	3,543
Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	2,916
Cameron International Corp.
6.375% due 07/15/2018		3,000	3,205
Cardinal Health, Inc.
6.000% due 06/15/2017		1,000	1,020
CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,879
Citigroup, Inc.
0.860% due 03/05/2014	EUR	2,200	2,933
0.867% due 06/28/2013		6,000	8,127
0.916% due 02/09/2016		5,035	6,521
5.500% due 10/15/2014		$700	709
CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,034
Computer Sciences Corp.
6.500% due 03/15/2018		6,600	7,214
Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,788
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,168
CSX Corp.
6.750% due 03/15/2011		300	319
CVS Caremark Corp.
6.125% due 08/15/2016		600	647
Daimler Finance North America LLC
4.875% due 06/15/2010		700	712
5.750% due 09/08/2011		3,200	3,363
Erac USA Finance Co.
6.375% due 10/15/2017		1,300	1,315
Goldman Sachs Group, Inc.
1.022% due 02/04/2013	EUR	2,000	2,765
1.064% due 05/18/2015		6,900	9,173
1.172% due 02/02/2015		2,500	3,361
5.250% due 06/01/2016 (k)	CAD	4,800	4,671
5.950% due 01/18/2018		$1,500	1,586
HCP, Inc.
5.650% due 12/15/2013		3,000	3,008
5.950% due 09/15/2011		1,000	1,032
6.700% due 01/30/2018		2,900	2,818
Home Depot, Inc.
5.400% due 03/01/2016		8,000	8,386
Hospira, Inc.
5.550% due 03/30/2012		800	853
HRPT Properties Trust
5.750% due 11/01/2015		8,250	7,766
International Lease Finance Corp.
5.300% due 05/01/2012		8,000	6,799
5.350% due 03/01/2012		300	261
5.400% due 02/15/2012		2,400	2,088
6.625% due 11/15/2013		8,000	6,445
Johnson Controls, Inc.
5.250% due 01/15/2011		400	420
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,941
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	3,050
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		$500	460
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		10,400	2,184
6.875% due 05/02/2018 (a)		14,600	3,102
Lennar Corp.
5.950% due 10/17/2011		700	709
Lexmark International, Inc.
6.650% due 06/01/2018		1,400	1,364
Loews Corp.
5.250% due 03/15/2016		800	813
Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		1,000	980
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,948
6.250% due 03/15/2012		300	317
Masco Corp.
5.875% due 07/15/2012		700	715
6.125% due 10/03/2016		11,000	10,497
Maytag Corp.
5.000% due 05/15/2015		2,200	2,190
McKesson Corp.
5.700% due 03/01/2017		1,900	1,996
Merrill Lynch & Co., Inc.
0.984% due 01/31/2014	EUR	2,700	3,605
1.015% due 08/25/2014		600	797
1.017% due 05/30/2014		1,800	2,375
1.187% due 07/22/2014		3,700	4,947
Morgan Stanley
0.734% due 10/18/2016		$2,200	2,041
0.764% due 10/15/2015		7,200	6,761
1.048% due 03/01/2013	EUR	1,000	1,366
1.143% due 04/13/2016		200	258
4.388% due 03/01/2013	AUD	5,200	4,425
NiSource Finance Corp.
5.400% due 07/15/2014		$800	822
Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,072
PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,361
ProLogis
5.625% due 11/15/2015		4,000	3,808
Qwest Corp.
3.504% due 06/15/2013		1,500	1,451
RBS Capital Trust I
4.709% due 12/29/2049		5,250	2,651
Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		300	322
Regions Financial Corp.
7.750% due 11/10/2014		4,500	4,442
Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,367
Ryder System, Inc.
5.850% due 03/01/2014		500	524
Sara Lee Corp.
6.250% due 09/15/2011		2,100	2,241
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,434
Sempra Energy
6.150% due 06/15/2018		1,000	1,063
Simon Property Group LP
5.250% due 12/01/2016		1,000	974
5.600% due 09/01/2011		200	209
6.125% due 05/30/2018		4,000	4,071
Southwest Airlines Co.
5.125% due 03/01/2017		3,700	3,556
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,064
Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,016
8.750% due 03/15/2032		1,100	1,042
State Street Capital Trust IV
1.254% due 06/01/2077		3,900	2,647
Tyco International Ltd.
7.000% due 12/15/2019		8,500	9,621
United Airlines, Inc.
9.060% due 06/17/2015 (a)		173	1
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,067
WM Covered Bond Program
4.000% due 09/27/2016	EUR	3,500	4,933
4.375% due 05/19/2014		6,900	10,134

			293,179

MORTGAGE-BACKED SECURITIES 8.8%
Adjustable Rate Mortgage Trust
5.162% due 09/25/2035		$524	377
American Home Mortgage Assets
0.421% due 09/25/2046		2,651	1,283
0.461% due 09/25/2046		725	139
1.464% due 11/25/2046		6,784	3,188
American Home Mortgage Investment Trust
2.698% due 10/25/2034		825	617
Banc of America Funding Corp.
4.531% due 02/20/2036		3,875	3,349
5.918% due 10/20/2046		4,314	2,768
6.086% due 01/20/2047		787	557
BCAP LLC Trust
0.401% due 01/25/2037		10,358	4,949
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		2,254	2,021
2.530% due 08/25/2035		4,178	3,648
2.560% due 08/25/2035		3,304	2,910
2.940% due 03/25/2035		5,941	5,205
4.100% due 05/25/2034		1,634	1,434
4.371% due 02/25/2034		87	74
4.625% due 10/25/2035		4,064	3,465
4.631% due 05/25/2034		539	476
4.649% due 10/25/2033		677	624
5.632% due 02/25/2033		82	81
5.727% due 02/25/2036		1,075	685
Bear Stearns Alt-A Trust
5.378% due 09/25/2035		4,018	2,692
5.486% due 11/25/2035		185	107
5.618% due 11/25/2036		2,795	1,620
5.654% due 11/25/2036		5,677	3,197
5.681% due 02/25/2036		6,359	3,443
5.778% due 11/25/2036		1,600	1,014
6.250% due 08/25/2036		4,021	2,547
Bear Stearns Commercial Mortgage Securities
0.343% due 03/15/2019		140	123
Bella Vista Mortgage Trust
0.483% due 05/20/2045		70	38
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		2,389	2,120
4.248% due 08/25/2035		2,707	2,413
4.900% due 10/25/2035		3,930	3,309
5.671% due 07/25/2046		4,796	3,131
Commercial Mortgage Pass-Through Certificates
0.455% due 02/05/2019		300	275
Countrywide Alternative Loan Trust
0.428% due 12/20/2046		3,327	1,631
0.431% due 05/25/2036		136	62
0.441% due 05/25/2035		2,994	1,688
0.441% due 07/25/2046		2,840	1,409
0.443% due 03/20/2046		160	79
0.481% due 09/25/2046		1,700	149
0.491% due 07/25/2046		1,300	43
0.513% due 09/20/2046		1,700	238
0.581% due 05/25/2037		1,767	929
0.581% due 06/25/2037		913	219
0.651% due 12/25/2035		760	312
2.044% due 11/25/2035		1,309	637
2.584% due 11/25/2035		1,040	533
5.250% due 06/25/2035		842	701
6.000% due 10/25/2032		18	16
6.000% due 01/25/2037		3,800	2,510
6.000% due 04/25/2037		3,940	2,664
6.250% due 08/25/2037		1,308	656
Countrywide Home Loan Mortgage Pass-Through Trust
0.521% due 04/25/2035		215	114
0.551% due 03/25/2035		2,209	1,124
0.561% due 02/25/2035		188	118
0.571% due 02/25/2035		222	146
0.571% due 03/25/2036		1,055	301
3.971% due 08/25/2034		251	170
4.098% due 11/19/2033		86	81
5.230% due 01/20/2035		674	599
5.250% due 02/20/2036		1,836	1,208
5.530% due 04/20/2036		1,166	632
6.048% due 09/25/2047		3,158	2,205
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036		1,469	914
CS First Boston Mortgage Securities Corp.
0.881% due 03/25/2034		457	390
3.292% due 07/25/2033		84	77
3.692% due 08/25/2033		723	664
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047		131	124
0.331% due 10/25/2036		365	328
5.500% due 12/25/2035		1,600	1,140
6.300% due 07/25/2036		1,545	780
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033		499	446
3.148% due 07/25/2033		150	137
5.377% due 08/25/2035		432	373
6.250% due 08/25/2017		658	671
GMAC Mortgage Corp. Loan Trust
4.565% due 06/25/2034		107	89
Greenpoint Mortgage Funding Trust
0.411% due 01/25/2037		2,241	1,116
0.431% due 12/25/2046		1,500	182
0.441% due 04/25/2036		1,209	659
0.451% due 06/25/2045		696	362
0.501% due 11/25/2045		140	79
Greenpoint Mortgage Pass-Through Certificates
3.829% due 10/25/2033		310	230
GS Mortgage Securities Corp. II
0.325% due 03/06/2020		274	261
GSR Mortgage Loan Trust
2.140% due 03/25/2033		541	517
3.336% due 09/25/2035		712	618
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		945	930
0.423% due 07/21/2036		2,758	1,414
0.423% due 09/19/2037		1,370	619
0.423% due 01/19/2038		7,595	4,187
0.453% due 05/19/2035		1,416	734
0.473% due 03/19/2036		374	203
0.603% due 02/19/2034		11	8
3.979% due 05/19/2033		858	781
5.099% due 07/19/2035		227	158
Indymac IMSC Mortgage Loan Trust
0.411% due 07/25/2047		6,008	2,740
Indymac Index Mortgage Loan Trust
0.441% due 05/25/2046		2,078	1,074
0.471% due 06/25/2037		436	218
0.521% due 11/25/2036		1,574	343
2.965% due 12/25/2034		344	237
5.000% due 08/25/2035		782	544
5.263% due 09/25/2035		796	464
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		2,137	1,668
JPMorgan Mortgage Trust
4.379% due 11/25/2033		673	641
5.022% due 02/25/2035		1,899	1,747
5.363% due 08/25/2035		1,400	1,118
Luminent Mortgage Trust
0.401% due 12/25/2036		9,209	4,275
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046		646	293
0.571% due 05/25/2047		1,500	194
MASTR Alternative Loans Trust
0.631% due 03/25/2036		890	430
Mellon Residential Funding Corp.
0.673% due 12/15/2030		16	14
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		10,030	6,882
0.481% due 08/25/2036		641	404
3.633% due 02/25/2033		278	247
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		2,046	1,449
1.231% due 10/25/2035		3,354	2,749
4.250% due 10/25/2035		3,331	2,894
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		406	246
5.514% due 02/25/2036		668	329
5.820% due 03/25/2047		1,300	1,026
6.138% due 03/25/2047		1,100	878
Residential Accredit Loans, Inc.
0.381% due 02/25/2047		2,976	1,287
0.411% due 06/25/2046		6,807	2,653
0.441% due 04/25/2046		165	61
0.536% due 09/25/2046		2,200	426
5.660% due 09/25/2035		1,119	720
Residential Asset Securitization Trust
0.681% due 12/25/2036		784	378
5.750% due 02/25/2036		1,387	903
6.250% due 10/25/2036		1,000	553
6.500% due 08/25/2036		1,500	893
Residential Funding Mortgage Securities I
5.201% due 09/25/2035		557	392
Structured Adjustable Rate Mortgage Loan Trust
0.451% due 05/25/2037		204	116
1.881% due 01/25/2035		77	37
3.262% due 04/25/2034		1,208	987
3.586% due 02/25/2034		493	416
6.000% due 10/25/2037		1,014	514
Structured Asset Mortgage Investments, Inc.
0.331% due 09/25/2047		225	213
0.421% due 07/25/2046		2,099	1,007
0.451% due 05/25/2036		5,930	2,953
0.451% due 09/25/2047		200	62
0.461% due 05/25/2045		986	582
0.481% due 09/25/2047		759	141
0.483% due 07/19/2035		6,755	5,026
0.523% due 07/19/2034		29	24
0.541% due 12/25/2035		69	37
2.044% due 08/25/2047		3,494	1,901
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		199	106
Thornburg Mortgage Securities Trust
0.351% due 10/25/2046		53	52
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021		6,905	5,891
WaMu Mortgage Pass-Through Certificates
0.451% due 07/25/2046		717	198
0.461% due 04/25/2045		2,217	1,635
0.491% due 11/25/2045		507	363
0.501% due 12/25/2045		1,765	1,198
0.521% due 10/25/2045		215	154
0.541% due 01/25/2045		444	338
0.551% due 01/25/2045		303	212
0.740% due 11/25/2034		1,684	694
0.771% due 12/25/2027		1,160	873
1.284% due 01/25/2047		2,134	1,186
1.304% due 04/25/2047		1,450	790
1.332% due 02/25/2047		2,324	1,261
1.364% due 12/25/2046		7,182	4,030
1.524% due 06/25/2046		3,709	2,411
1.544% due 02/25/2046		120	68
1.903% due 05/25/2041		40	36
1.944% due 06/25/2042		240	173
1.944% due 08/25/2042		114	84
2.759% due 10/25/2046		2,912	1,740
2.772% due 07/25/2046		1,997	1,297
2.833% due 09/25/2033		5,971	5,470
2.911% due 06/25/2033		254	242
2.954% due 08/25/2034		1,777	1,708
3.668% due 03/25/2034		1,757	1,599
5.458% due 04/25/2037		3,620	2,485
5.565% due 12/25/2036		4,027	2,695
5.673% due 02/25/2037		2,911	1,856
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.481% due 07/25/2046		426	110
1.484% due 07/25/2046		1,283	539
1.514% due 05/25/2046		3,680	1,811
Washington Mutual MSC Mortgage Pass-Through Certificates
4.414% due 02/25/2033		12	10
Wells Fargo Mortgage-Backed Securities Trust
3.212% due 04/25/2036		1,200	1,019
4.950% due 03/25/2036		4,924	4,077
5.778% due 04/25/2036		961	294

			208,335

MUNICIPAL BONDS & NOTES 0.3%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		800	675
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,400	2,610
5.000% due 06/01/2041		500	345
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046		5,000	3,273
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		2,000	113

			7,016

	SHARES
PREFERRED STOCKS 0.0%
SLM Corp.
0.760% due 01/16/2018		15,700	228

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
0.291% due 07/25/2037		$4,199	3,792
0.351% due 03/25/2034		31	28
0.381% due 08/25/2034		24	22
0.431% due 10/27/2037		7,400	7,030
0.481% due 06/25/2044		4	4
0.631% due 06/25/2029		27	27
1.828% due 10/01/2044		305	297
1.832% due 06/01/2043		295	295
2.658% due 12/01/2034		164	167
2.723% due 03/01/2033		234	238
2.849% due 06/01/2035		162	165
2.998% due 11/01/2034		3,243	3,347
3.224% due 05/01/2026		24	24
4.585% due 12/01/2036		312	322
4.826% due 09/01/2035		845	890
4.880% due 12/01/2015		1,852	1,944
5.031% due 09/01/2019		12	12
5.700% due 08/01/2018		3,741	4,055
6.000% due 04/25/2043 - 07/25/2044		1,885	1,981
6.500% due 06/25/2044		54	58
Federal Housing Administration
6.896% due 07/01/2020		940	934
7.430% due 09/01/2022 - 11/01/2022		61	61
Freddie Mac
0.141% due 02/01/2011 (e)		203	203
0.189% due 05/04/2011 (e)		288	288
0.208% due 08/05/2011 (e)(g)		1,619	1,620
0.331% due 01/28/2011 (e)(g)		1,280	1,282
0.491% due 08/25/2031		54	50
0.583% due 12/15/2030		311	310
0.683% due 12/15/2031		121	120
3.133% due 06/01/2024		54	55
3.498% due 09/01/2035		153	158
4.500% due 07/15/2018		1,626	1,682
4.810% due 11/01/2035		758	797
4.856% due 10/01/2035		668	692
5.000% due 03/15/2025		1,518	1,543
5.025% due 08/01/2035		814	855
5.086% due 10/01/2035		744	784
5.136% due 03/01/2036		673	703
Ginnie Mae
4.125% due 10/20/2029		34	34
6.000% due 08/20/2034		4,816	5,076
Small Business Administration
4.625% due 02/01/2025		797	826
4.754% due 08/10/2014		36	37
5.110% due 04/01/2025		1,706	1,785

			44,593

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
1.000% due 08/31/2011		203	203
1.000% due 10/31/2011 (e)(g)		1,525	1,524
1.000% due 07/31/2011 (g)		3,391	3,397
1.000% due 09/30/2011 (g)		542	542
1.125% due 06/30/2011 (e)(g)		806	810

			6,476

Total United States (Cost $681,252)			586,845

SHORT-TERM INSTRUMENTS 11.6%
TIME DEPOSITS 0.5%
State Street Bank and Trust Grand Cayman
0.000% due 01/04/2010		$13,000	13,000

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.005% due 01/04/2010		767	767

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $785. Repurchase proceeds are $767.)
U.S. CASH MANAGEMENT BILLS 0.2%
0.136% due 04/01/2010 (e)(g)		3,923	3,923

U.S. TREASURY BILLS 1.3%
0.104% due 03/11/2010 - 03/25/2010 (b)(d)(e)(g)		30,688	30,685

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 9.6%
		22,541,740	225,688

Total Short-Term Instruments (Cost $274,080)			274,063

PURCHASED OPTIONS (i) 0.4% (Cost $10,742)			8,380
Total Investments 113.2% (Cost $2,773,199)			$2,672,618
Written Options (j) (0.2%) (Premiums $5,479)			(4,340)
Other Assets and Liabilities (Net) (13.0%)			(306,915)

Net Assets 100.0%			$2,361,363

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $7,279 have been pledged as collateral for foreign currency contracts on December 31, 2009.

(e) Securities with an aggregate market value of $28,410 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $120,640 at a weighted average interest rate of 0.393%. On December 31, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $7,400 and cash of $233 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	144	$(121)
90-Day Euribor March Futures	Long	03/2011	37	13
Euro-Bund 10-Year Bond March Futures	Long	03/2010	982	(2,475)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 124.000	Short	03/2010	443	235
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	629	508
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	338	(184)
Japan Government 10-Year Bond March Futures	Long	03/2010	93	322
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	424	660
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	59	69
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	88	144

				$(829)

(h) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	DUB	(1.000%)	09/20/2018	0.626%		$1,000	$(28)	$9	$(37)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	0.387%		1,600	(14)	0	(14)
AutoZone, Inc.	DUB	(1.000%)	03/20/2014	0.471%		200	(4)	(3)	(1)
AutoZone, Inc.	GSC	(1.090%)	09/20/2018	0.698%		700	(21)	0	(21)
Avnet, Inc.	BCLY	(1.000%)	09/20/2016	1.199%		600	7	19	(12)
Bank of America Corp.	CITI	(0.170%)	12/20/2016	1.037%		1,600	85	0	85
Bank of America Corp.	DUB	(1.720%)	12/20/2013	0.906%		4,000	(126)	0	(126)
Barclays Bank PLC	BNP	(1.000%)	06/20/2017	1.467%		3,200	95	61	34
Barclays Bank PLC	DUB	(1.000%)	12/20/2017	1.485%		4,600	149	102	47
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	1.485%		6,900	(409)	0	(409)
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	0.628%		2,700	(229)	0	(229)
British Sky Broadcasting Group PLC	DUB	(1.000%)	03/20/2018	0.727%		1,500	(30)	(22)	(8)
Cameron International Corp.	DUB	(0.770%)	09/20/2018	1.120%		3,000	75	0	75
Cardinal Health, Inc.	DUB	(1.000%)	06/20/2017	0.544%		1,000	(30)	(19)	(11)
CenturyTel, Inc.	BOA	(0.595%)	06/20/2017	1.038%		2,800	80	0	80
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	1.935%		2,000	50	0	50
Computer Sciences Corp.	BCLY	(0.760%)	03/20/2018	0.604%		1,000	(12)	0	(12)
Computer Sciences Corp.	BOA	(1.000%)	03/20/2018	0.595%		1,000	(29)	(24)	(5)
Computer Sciences Corp.	GSC	(1.180%)	03/20/2018	0.604%		4,600	(192)	0	(192)
COX Communications, Inc.	MSC	(0.200%)	03/20/2011	0.316%		1,700	2	0	2
CSX Corp.	BOA	(1.000%)	03/20/2011	0.194%		300	(3)	(3)	0
CVS Caremark Corp.	DUB	(1.000%)	09/20/2016	0.545%		600	(17)	(12)	(5)
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	0.271%		700	(1)	0	(1)
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	0.426%		1,100	(4)	0	(4)
ERAC USA Finance Co.	GSC	(0.800%)	12/20/2017	0.930%		1,300	11	0	11
Goldman Sachs Group, Inc.	CITI	(1.130%)	03/20/2018	0.924%		5,000	(74)	0	(74)
Goldman Sachs Group, Inc.	CITI	(1.100%)	06/20/2018	0.928%		2,500	(32)	0	(32)
Goldman Sachs Group, Inc.	CITI	(1.370%)	06/20/2018	0.928%		3,800	(122)	0	(122)
Goldman Sachs Group, Inc.	JPM	(1.470%)	06/20/2018	0.928%		5,700	(224)	0	(224)
Goldman Sachs Group, Inc.	UBS	(0.310%)	06/20/2016	0.910%		500	17	0	17
HCP, Inc.	BCLY	(1.150%)	03/20/2018	1.676%		2,900	101	0	101
HCP, Inc.	DUB	(1.000%)	09/20/2011	1.226%		300	1	1	0
HCP, Inc.	JPM	(0.610%)	09/20/2011	1.219%		700	7	0	7
HCP, Inc.	MSC	(2.030%)	12/20/2013	1.447%		3,000	(67)	0	(67)
Home Depot, Inc.	BCLY	(1.150%)	03/20/2016	0.610%		8,000	(249)	0	(249)
HRPT Properties Trust	MSC	(1.960%)	12/20/2015	2.173%		8,250	83	0	83
International Lease Finance Corp.	BCLY	(0.170%)	03/20/2012	9.500%		2,400	417	0	417
International Lease Finance Corp.	JPM	(1.620%)	06/20/2012	9.366%		8,000	1,251	0	1,251
International Lease Finance Corp.	MSC	(1.590%)	12/20/2013	8.976%		8,000	1,684	0	1,684
Johnson Controls, Inc.	BOA	(1.000%)	03/20/2011	0.447%		400	(3)	(3)	0
Lennar Corp.	MLP	(5.750%)	12/20/2012	2.604%		700	(63)	0	(63)
Lexmark International, Inc.	BOA	(1.000%)	06/20/2018	1.595%		1,400	57	65	(8)
Loews Corp.	JPM	(0.330%)	03/20/2016	0.679%		800	16	0	16
Macy’s Retail Holdings, Inc.	DUB	(1.000%)	12/20/2016	1.929%		1,000	54	98	(44)
Marsh & McLennan Cos., Inc.	BCLY	(0.650%)	09/20/2010	0.237%		1,900	(6)	0	(6)
Marsh & McLennan Cos., Inc.	BOA	(1.000%)	03/20/2012	0.394%		300	(4)	(5)	1
Masco Corp.	CITI	(1.910%)	12/20/2016	2.135%		11,000	135	0	135
Masco Corp.	MSC	(0.580%)	09/20/2012	1.503%		700	17	0	17
Maytag Corp.	JPM	(0.460%)	06/20/2015	0.509%		2,200	5	0	5
McKesson Corp.	BOA	(0.380%)	03/20/2017	0.399%		1,900	2	0	2
Merrill Lynch & Co., Inc.	DUB	(1.540%)	06/20/2018	1.097%		2,000	(64)	0	(64)
New Albertsons, Inc.	DUB	(1.000%)	03/20/2011	1.263%		300	1	3	(2)
NiSource Finance Corp.	JPM	(0.620%)	09/20/2014	1.085%		800	16	0	16
Norfolk Southern Corp.	BOA	(1.000%)	09/20/2014	0.392%		1,000	(28)	(20)	(8)
Pearson Dollar Finance PLC	BCLY	(0.610%)	06/20/2013	0.385%		2,500	(20)	0	(20)
Pearson Dollar Finance PLC	MSC	(0.540%)	06/20/2014	0.454%		6,800	(26)	0	(26)
PPG Industries, Inc.	CSFB	(0.830%)	03/20/2018	0.704%		4,000	(37)	0	(37)
ProLogis	BOA	(1.480%)	12/20/2015	2.524%		4,000	208	0	208
Reed Elsevier Capital, Inc.	DUB	(1.000%)	09/20/2011	0.320%		300	(3)	(3)	0
Reynolds American, Inc.	BCLY	(1.200%)	06/20/2013	1.210%		4,000	0	0	0
Rio Tinto Alcan, Inc.	BOA	(0.290%)	03/20/2011	0.174%		2,400	(4)	0	(4)
Ryder System, Inc.	BOA	(1.000%)	03/20/2014	0.814%		500	(4)	5	(9)
Sara Lee Corp.	CITI	(0.330%)	09/20/2011	0.224%		1,600	(3)	0	(3)
Sealed Air Corp.	CSFB	(0.500%)	09/20/2013	0.777%		2,300	22	0	22
Sempra Energy	BOA	(1.000%)	06/20/2018	0.619%		1,000	(28)	6	(34)
Simon Property Group LP	DUB	(1.000%)	09/20/2011	0.690%		200	(1)	(1)	0
Simon Property Group LP	DUB	(1.000%)	12/20/2016	1.443%		1,000	26	31	(5)
Simon Property Group LP	DUB	(0.947%)	06/20/2018	1.517%		4,000	156	0	156
Smith Group PLC	RBS	(0.530%)	09/20/2010	0.258%	GBP	5,500	(19)	0	(19)
Southwest Airlines Co.	BCLY	(0.640%)	03/20/2017	1.303%		$3,300	135	0	135
Southwest Airlines Co.	BOA	(1.000%)	03/20/2017	1.282%		400	7	23	(16)
Spectra Energy Capital LLC	BOA	(1.000%)	06/20/2018	0.772%		1,000	(17)	(20)	3
Sprint Capital Corp.	MLP	(0.460%)	03/20/2012	3.117%		3,700	207	0	207
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.072%		1,000	26	0	26
Tyco International Finance S.A.	BOA	(1.000%)	12/20/2019	0.605%		1,000	(33)	(17)	(16)
Tyco International Finance S.A.	BOA	(1.120%)	12/20/2019	0.605%		7,500	(324)	0	(324)
UBS AG	BCLY	(1.820%)	12/20/2013	0.685%	EUR	5,700	(359)	0	(359)
UBS AG	BCLY	(2.250%)	03/20/2014	0.707%		6,000	(541)	0	(541)
UBS AG	CITI	(2.200%)	03/20/2014	0.707%		2,000	(175)	0	(175)
UBS AG	DUB	(2.200%)	03/20/2014	0.707%		500	(44)	0	(44)
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	0.571%		$1,000	(40)	0	(40)
Valeo S.A	CSFB	(1.000%)	06/20/2013	1.434%	EUR	4,000	80	249	(169)
Vivendi S.A.	JPM	(1.500%)	06/20/2018	1.042%		$6,400	(213)	0	(213)
Vivendi S.A.	RBS	(3.100%)	06/20/2013	0.711%		1,440	(117)	0	(117)
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	0.753%		500	5	0	5

							$1,197	$520	$677

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.260%	08/20/2011	0.711%	$4,200	$58	$0	$58
Brazil Government International Bond	JPM	1.345%	08/20/2011	0.711%	5,800	89	0	89
Japan Government International Bond	RBS	0.480%	12/20/2010	0.171%	1,500	5	0	5
JSC Gazprom	MLP	0.610%	05/20/2012	2.110%	500	(17)	0	(17)

						$135	$0	$135

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	CSFB	(0.600%)	06/20/2017	$51,498	$2,135	$1,271	$864
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017	95,154	3,945	2,165	1,780
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019	10,317	43	209	(166)

					$6,123	$3,645	$2,478

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$8,496	$(5,695)	$(2,722)	$(2,973)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	3,970	(2,165)	(1,494)	(671)

					$(7,860)	$(4,216)	$(3,644)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$542	$(11)	$553
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	827	(17)	844
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	1,012	24	988
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	175	0	175
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	654	0	654
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	42,500	(40)	(2)	(38)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		17,000	(16)	5	(21)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	19,900	10	12	(2)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS	AUD	89,200	(399)	229	(628)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	23,200	(91)	(68)	(23)
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM	EUR	75,200	926	775	151
Pay	6-Month JPY-LIBOR	1.000%	06/16/2015	BOA	JPY	5,150,000	591	564	27
Pay	6-Month JPY-LIBOR	1.000%	06/16/2015	RBS		11,600,000	1,331	1,180	151
Pay	6-Month JPY-LIBOR	1.000%	06/16/2015	UBS		27,810,000	3,191	2,939	252
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	RBS		5,970,000	(86)	(32)	(54)

							$8,627	$5,598	$3,029

(i) Purchased options outstanding on December 31, 2009:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus JPY	JPY	100.000	01/19/2010	$112,700	$10,742	$8,380

(j) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$117.500	01/22/2010	714	$207	$89
Call - CBOT U.S. Treasury 10-Year Note February Futures	119.000	01/22/2010	363	61	8
Call - CBOT U.S. Treasury 10-Year Note March Futures	117.500	02/19/2010	857	409	279
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	329	58	12
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	363	170	451
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	329	178	351
Put - CME 90-Day Eurodollar March Futures	98.500	03/15/2010	285	99	2

				$1,182	$1,192

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$5,000	$45	$13
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	25,200	144	8
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	25,200	179	416
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	11,100	140	20
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	19,100	156	362
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	48,700	411	923
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	4,600	23	12
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	24,100	144	133
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	37,500	443	68
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,700	102	184
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	5,400	47	14
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	987	561

							$2,821	$2,714

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	BRL	1.910	02/18/2010		$4,500	$63	$20
Call - OTC USD versus BRL		2.095	03/18/2010		4,400	89	5
Call - OTC USD versus KRW	KRW	1,250.000	03/18/2010		14,900	202	65
Call - OTC USD versus KRW		1,320.000	03/18/2010		6,900	108	3
Call - OTC USD versus KRW		1,500.000	09/01/2010		3,100	34	4
Call - OTC USD versus NOK	NOK	5.950	01/11/2010		3,400	49	6
Call - OTC USD versus NOK		5.950	01/29/2010		4,200	65	30
Call - OTC USD versus NOK		6.050	02/16/2010		21,400	207	169
Put - OTC USD versus MXN	MXN	12.750	02/05/2010		6,800	99	57
Call - OTC USD versus MXN		14.220	02/05/2010		4,400	71	6
Call - OTC USD versus MXN		14.950	03/18/2010		7,500	148	13
Call - OTC USD versus MXN		16.250	09/22/2010		3,400	93	25
Put - OTC AUD versus USD		$0.870	01/11/2010	AUD	7,500	88	6
Put - OTC AUD versus USD		0.850	02/01/2010		11,900	160	25

						$1,476	$434

(k) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	0.301%	05/25/2037	03/26/2008	$817	$619	0.02%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,320	4,671	0.20%

				$5,137	$5,291	0.22%

(l) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	845	01/2010	CITI	$0	$(14)	$(14)
Buy		1,170	01/2010	GSC	0	(29)	(29)
Sell		6	01/2010	GSC	0	0	0
Buy		9,688	01/2010	JPM	69	(91)	(22)
Sell		95,739	01/2010	RBS	2,824	0	2,824
Buy		6,640	01/2010	UBS	0	(93)	(93)
Buy	BRL	2,048	02/2010	HSBC	0	(13)	(13)
Buy		21,679	02/2010	RBS	713	0	713
Buy	CAD	4,847	01/2010	JPM	74	0	74
Buy		5,821	01/2010	RBS	38	0	38
Buy	CLP	30,015	02/2010	JPM	5	0	5
Buy	CNY	12,370	03/2010	BOA	0	(1)	(1)
Sell		4,277	03/2010	CITI	2	0	2
Sell		15,378	03/2010	DUB	9	0	9
Buy		15,653	03/2010	JPM	0	(13)	(13)
Sell		8,368	03/2010	JPM	3	0	3
Buy		27,062	05/2010	BCLY	0	(406)	(406)
Sell		57,554	05/2010	BCLY	0	(448)	(448)
Buy		30,492	05/2010	MLP	0	(442)	(442)
Buy		41,593	06/2010	BCLY	0	(12)	(12)
Buy		26,823	06/2010	HSBC	0	(8)	(8)
Buy		92,328	11/2010	BCLY	31	(93)	(62)
Buy		4,172	11/2010	CITI	0	(6)	(6)
Buy		4,259	11/2010	DUB	0	(6)	(6)
Buy		8,368	11/2010	JPM	0	(11)	(11)
Buy		41,809	11/2010	MSC	0	(97)	(97)
Buy		37,591	11/2010	UBS	12	0	12
Buy		10,431	06/2011	DUB	0	(25)	(25)
Buy	DKK	75,100	01/2010	GSC	0	(607)	(607)
Buy		97,723	01/2010	HSBC	0	(236)	(236)
Sell		76	01/2010	UBS	0	0	0
Sell		75,100	01/2011	GSC	561	0	561
Sell	EUR	6	01/2010	BCLY	0	0	0
Sell		821	01/2010	HSBC	62	0	62
Buy		800	01/2010	JPM	1	0	1
Buy		5,957	01/2010	RBC	0	(111)	(111)
Sell		51,500	01/2010	RBC	17	0	17
Buy		21,000	01/2010	UBS	0	(48)	(48)
Sell		3,155	01/2010	UBS	7	0	7
Buy		31,688	03/2010	GSC	0	(606)	(606)
Buy	GBP	36,081	01/2010	CITI	0	(1,732)	(1,732)
Buy		12,258	01/2010	GSC	18	(496)	(478)
Sell		5,559	01/2010	RBC	267	0	267
Buy		7,339	01/2010	RBS	149	0	149
Sell		4,742	01/2010	RBS	120	0	120
Buy	IDR	34,377,210	01/2010	BCLY	164	0	164
Buy		36,123,200	09/2010	JPM	239	0	239
Sell	INR	1,474	03/2010	CITI	0	(1)	(1)
Sell	JPY	120,936	01/2010	CITI	50	0	50
Buy		14,137,539	01/2010	CSFB	0	(8,362)	(8,362)
Buy		72,828,945	01/2010	DUB	0	(29,831)	(29,831)
Buy		108,805	01/2010	GSC	0	(71)	(71)
Buy		225,000	01/2010	JPM	0	(39)	(39)
Sell		10,864,606	01/2010	MSC	2,260	0	2,260
Buy		1,366,998	01/2010	UBS	0	(632)	(632)
Buy	KRW	311,850	02/2010	BOA	0	(2)	(2)
Buy		3,451,761	02/2010	CITI	36	0	36
Buy		2,233,084	02/2010	JPM	72	0	72
Buy		5,265,135	02/2010	MSC	0	(19)	(19)
Buy		984,000	07/2010	BCLY	8	0	8
Buy		1,953,287	07/2010	DUB	17	0	17
Buy		1,622,712	07/2010	MSC	10	0	10
Buy		3,884,143	08/2010	MSC	6	0	6
Buy		1,746,732	11/2010	BCLY	0	(10)	(10)
Buy		954,853	11/2010	CITI	0	(8)	(8)
Buy	MXN	121,469	04/2010	GSC	0	(18)	(18)
Buy		300	04/2010	HSBC	0	0	0
Buy		10,864	04/2010	JPM	16	(1)	15
Sell	MYR	42	02/2010	BCLY	0	0	0
Sell		4	02/2010	CITI	0	0	0
Sell		62	02/2010	DUB	0	0	0
Sell		20	02/2010	JPM	0	0	0
Sell		12	06/2010	MSC	0	0	0
Buy	NOK	14,158	01/2010	DUB	0	(5)	(5)
Sell		11,325	01/2010	GSC	4	0	4
Buy		2,833	03/2010	GSC	1	0	1
Buy		86,522	03/2010	HSBC	0	(38)	(38)
Sell		15,429	03/2010	HSBC	0	(40)	(40)
Buy		16,069	03/2010	RBC	30	0	30
Sell	PHP	5,949	04/2010	DUB	0	(1)	(1)
Sell	SEK	79,096	01/2010	CITI	0	(185)	(185)
Buy		106,694	03/2010	CITI	93	0	93
Buy		79,096	03/2010	GSC	180	0	180
Sell	SGD	118	03/2010	CITI	1	0	1
Sell	TWD	524	06/2010	BOA	0	0	0
Sell		615	06/2010	DUB	0	0	0
Sell		659	06/2010	MSC	0	0	0
Sell		85	10/2010	BCLY	0	0	0
Sell		252	10/2010	CITI	0	0	0
Buy	ZAR	74	02/2010	CITI	0	0	0

					$8,169	$(44,907)	$(36,738)

17

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Australia	$0	$172,890	$0	$172,890
France	0	359,329	0	359,329
Germany	0	294,227	0	294,227
Italy	0	141,184	0	141,184
Netherlands	0	244,706	0	244,706
United Kingdom	0	272,005	20,293	292,298
United States	228	578,592	8,025	586,845
Short-Term Instruments	225,688	48,375	0	274,063
Other Investments+++	0	291,349	15,727	307,076

Investments, at value	$225,916	$2,402,657	$44,045	$2,672,618
Financial Derivative Instruments++++	$(830)	$(38,402)	$0	$(39,232)

Total	$225,086	$2,364,255	$44,045	$2,633,386

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Australia	$12,256	$(2,482)	$25	$(198)	$2,862	$(12,463)	$0	$0
United Kingdom	0	13,734	70	0	3,169	3,320	20,293	3,169
United States	3,538	(8,576)	16	(193)	1,275	11,965	8,025	347
Other Investments+++	18,516	(8,750)	0	259	5,702	0	15,727	4,068

Investments, at value	$34,310	$(6,074)	$111	$(132)	$13,008	$2,822	$44,045	$7,584
Financial Derivative Instruments++++	$2,878	$0	$0	$0	$335	$(3,213)	$0	$0

Total	$37,188	$(6,074)	$111	$(132)	$13,343	$(391)	$44,045	$7,584

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.9%
Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	5,000	$4,398
Bank of Scotland PLC
4.533% due 07/24/2012		7,600	6,869
5.250% due 07/24/2012		4,000	3,565
Citigroup Pty Ltd.
4.788% due 06/18/2012		23,500	21,168
5.500% due 06/18/2012		9,000	8,080
Commonwealth Bank of Australia
4.500% due 02/20/2014		18,900	16,134
ING Bank Australia Ltd.
4.390% due 08/28/2013		2,000	1,791
5.750% due 08/28/2013		3,800	3,406
Medallion Trust
0.392% due 05/25/2035		$2,032	1,939
National Australia Bank Ltd.
0.443% due 06/19/2017		500	479
0.481% due 06/29/2016		5,600	5,390
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	3,072
Puma Finance Ltd.
0.337% due 02/21/2038		$3,231	3,003
4.168% due 08/22/2037	AUD	3,525	3,057
4.247% due 07/12/2036		1,562	1,343
Seven Media Group
5.730% due 12/28/2012		1,500	1,179
6.058% due 12/28/2012		6,286	4,940
Superannuation Members Home Loans Global Fund
0.397% due 03/09/2036		$4,880	4,795
Swan Trust
0.352% due 05/12/2037		255	247
Torrens Trust
4.405% due 10/19/2038	AUD	8,617	7,403
Westpac Banking Corp.
0.536% due 09/10/2014		$10,000	10,029
2.700% due 12/09/2014		5,000	4,883
4.207% due 05/25/2017	AUD	1,000	864
4.750% due 03/05/2014		2,000	1,722

Total Australia (Cost $110,994)			119,756

BERMUDA 0.4%
Merna Reinsurance Ltd.
0.901% due 07/07/2010		$10,700	10,497

Total Bermuda (Cost $10,357)			10,497

CANADA 3.3%
Agrium, Inc.
6.750% due 01/15/2019		5,000	5,415
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	18,101
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	13,238
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	1,700	1,655
Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	6,492
Honda Canada Finance, Inc.
0.621% due 03/26/2012		3,000	2,775
Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,768
Province of Ontario Canada
5.600% due 06/02/2035		8,400	8,906
Province of Quebec Canada
5.000% due 12/01/2038		12,100	11,785
5.750% due 12/01/2036		8,700	9,340

Total Canada (Cost $79,586)			80,475

CAYMAN ISLANDS 0.8%
Foundation Re II Ltd.
7.022% due 11/26/2010		$1,650	1,635
Green Valley Ltd.
4.343% due 01/10/2011	EUR	2,400	3,337
Longpoint Re Ltd.
5.504% due 11/08/2011		$2,900	2,912
Residential Reinsurance 2007 Ltd.
6.256% due 06/07/2010		400	404
8.006% due 06/07/2010		6,300	6,400
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	1,412	1,769
Vita Capital III Ltd.
1.390% due 01/01/2011		$4,000	3,858

Total Cayman Islands (Cost $19,517)			20,315

DENMARK 0.3%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,183	241
Realkredit Danmark A/S
2.550% due 01/01/2038		14,758	2,739
5.000% due 01/01/2010	EUR	2,500	3,584

Total Denmark (Cost $6,362)			6,564

FRANCE 10.1%
AUTO Asset-Backed Securities
0.825% due 02/25/2019	EUR	300	420
BNP Paribas Home Loan Covered Bonds S.A.
4.750% due 05/28/2013		3,800	5,824
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		3,700	3,726
CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,587
Compagnie de Financement Foncier
4.500% due 01/09/2013		3,500	5,311
Credit Agricole S.A.
6.637% due 05/29/2049		$6,400	5,280
Dexia Credit Local
0.899% due 09/23/2011		12,400	12,511
France Government Bond
3.500% due 04/25/2015	EUR	4,600	6,858
3.750% due 10/25/2019		1,700	2,459
4.000% due 10/25/2013		8,000	12,217
4.000% due 04/25/2014		11,400	17,384
4.000% due 10/25/2014		39,000	59,418
4.250% due 04/25/2019		25,800	39,048
4.250% due 10/25/2023		19,588	28,882
5.500% due 04/25/2029		1,840	3,079
5.750% due 10/25/2032		11,100	19,370
France Treasury Notes
3.000% due 07/12/2014		1,700	2,489
3.750% due 01/12/2013		400	605
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		1,700	2,462
3.375% due 05/05/2014		$1,100	1,123
Societe Generale
5.922% due 04/29/2049		700	546
7.756% due 05/29/2049	EUR	4,550	6,131
Vivendi
5.750% due 04/04/2013		$7,000	7,365

Total France (Cost $255,299)			250,095

GERMANY 12.5%
Driver One GmbH
0.583% due 10/21/2015	EUR	92	131
Kreditanstalt fuer Wiederaufbau
3.875% due 01/21/2019		8,500	12,481
Republic of Germany
3.250% due 01/04/2020		15,000	21,288
3.750% due 01/04/2015		4,500	6,818
3.750% due 01/04/2019		15,500	22,978
4.000% due 01/04/2037		1,500	2,096
4.750% due 07/04/2034		10,600	16,489
4.750% due 07/04/2040		4,100	6,522
5.500% due 01/04/2031		35,750	60,409
5.625% due 01/04/2028		20,270	34,469
6.250% due 01/04/2030		20,712	37,919
6.500% due 07/04/2027		46,660	86,738

Total Germany (Cost $296,863)			308,338

GREECE 0.3%
Greece Government Bond
4.000% due 08/20/2013	EUR	1,100	1,534
4.100% due 08/20/2012		100	142
4.300% due 03/20/2012		1,100	1,575
4.600% due 05/20/2013		3,600	5,109

Total Greece (Cost $9,161)			8,360

IRELAND 0.7%
Atlas Reinsurance PLC
4.750% due 01/10/2010	EUR	2,000	2,866
Cars Alliance Funding PLC
0.864% due 10/08/2023		300	417
Celtic Residential Irish Mortgage Securitisation
0.711% due 06/13/2035		695	879
DECO Series
0.900% due 10/27/2019		46	56
Depfa ACS Bank
1.650% due 12/20/2016	JPY	360,000	3,361
German Residential Asset Note Distributor PLC
0.979% due 07/20/2016	EUR	1,481	1,817
Immeo Residential Finance PLC
0.874% due 12/15/2016		4,122	5,032
Osiris Capital PLC
5.284% due 01/15/2010		$1,000	1,000
SC Germany Auto
0.550% due 08/11/2015	EUR	1,471	2,086
0.610% due 07/10/2019		500	696

Total Ireland (Cost $17,435)			18,210

ITALY 6.9%
IntesaBci Sec 2 SRL
0.997% due 08/28/2023	EUR	2,365	3,331
Italy Buoni Poliennali Del Tesoro
2.500% due 07/01/2012		66,600	96,419
3.750% due 12/15/2013		29,000	43,222
4.250% due 04/15/2013		16,100	24,392
Locat Securitisation Vehicle SRL
0.874% due 12/12/2028		72	95
Siena Mortgages SpA
0.945% due 12/16/2038		543	768
Vela Home SRL
1.013% due 10/24/2027	EUR	734	1,047

Total Italy (Cost $175,175)			169,274

JAPAN 10.5%
Japan Government International Bond
0.700% due 09/20/2014	JPY	2,420,000	26,289
0.900% due 03/20/2014		5,110,000	56,038
1.500% due 12/20/2017		8,900,000	99,552
1.500% due 09/20/2018		2,150,000	23,877
1.800% due 06/20/2017		2,850,000	32,664
2.300% due 06/20/2035		800,000	8,711
2.400% due 03/20/2034		950,000	10,581

Total Japan (Cost $239,188)			257,712

JERSEY, CHANNEL ISLANDS 0.3%
Arran Master Trust
0.304% due 12/15/2012		$400	389
WPP PLC
6.000% due 04/04/2017	GBP	4,075	6,696

Total Jersey, Channel Islands (Cost $5,133)			7,085

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,738

Total Liberia (Cost $1,711)			1,738

LUXEMBOURG 0.6%
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,094
6.550% due 10/01/2017		13,000	13,462

Total Luxembourg (Cost $15,113)			15,556

MEXICO 0.0%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	382

Total Mexico (Cost $540)			382

NETHERLANDS 4.0%
ABN Amro Bank NV
3.750% due 01/12/2012	EUR	8,800	13,024
Achmea Hypotheekbank NV
0.631% due 11/03/2014		$7,200	7,200
Atomium Mortgage Finance BV
0.676% due 07/01/2034	EUR	262	358
Delphinus BV
0.826% due 09/25/2096		400	557
Dutch Mortgage Portfolio Loans BV
0.965% due 11/20/2035		751	1,038
Dutch Mortgage-Backed Securities BV
0.873% due 07/02/2037		204	275
1.033% due 10/02/2079		2,185	3,107
Fortis Bank Nederland NV
3.375% due 05/19/2014		19,000	27,999
LeasePlan Corp. NV
3.125% due 02/10/2012		50	74
3.250% due 05/22/2014		5,300	7,753
Netherlands Government Bond
4.000% due 07/15/2018		100	149
4.500% due 07/15/2017		8,600	13,353
5.500% due 01/15/2028		200	334
NIBC Bank NV
0.637% due 12/02/2014		$22,500	22,522
Saecure BV
0.865% due 05/25/2036	EUR	160	226

Total Netherlands (Cost $94,841)			97,969

NORWAY 0.2%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	3,100	4,609

Total Norway (Cost $4,772)			4,609

RUSSIA 0.0%
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	1,028

Total Russia (Cost $879)			1,028

SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	6,402

Total South Korea (Cost $6,472)			6,402

SPAIN 0.2%
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,500	5,851

Total Spain (Cost $5,745)			5,851

SUPRANATIONAL 0.3%
European Investment Bank
4.125% due 12/07/2017	GBP	4,300	7,013

Total Supranational (Cost $6,968)			7,013

SWITZERLAND 0.2%
UBS AG
5.750% due 04/25/2018		$4,300	4,385
5.875% due 12/20/2017		1,000	1,029

Total Switzerland (Cost $4,810)			5,414

UNITED KINGDOM 8.2%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	1,600	2,432
Barclays Bank PLC
10.179% due 06/12/2021		$4,400	5,689
Bauhaus Securities Ltd.
1.044% due 10/30/2052	EUR	524	743
GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,780
Hanson Ltd.
6.125% due 08/15/2016		$2,000	1,913
HBOS PLC
6.750% due 05/21/2018		2,000	1,859
LBG Capital No.1 PLC
8.500% due 12/29/2049		20,000	14,860
Lloyds TSB Bank PLC
12.000% due 12/29/2049		11,300	11,095
National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,842
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,626
Permanent Financing PLC
0.846% due 09/10/2032	EUR	100	141
Royal Bank of Scotland Group PLC
1.183% due 04/23/2012		$17,200	17,407
2.650% due 04/23/2012		4,500	4,586
3.750% due 11/14/2011	EUR	10,800	16,048
Smiths Group PLC
7.875% due 07/12/2010	GBP	7,000	11,534
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,508
United Kingdom Gilt
2.250% due 03/07/2014	GBP	2,700	4,294
3.750% due 09/07/2019		14,100	22,119
4.250% due 06/07/2032		2,400	3,772
4.250% due 03/07/2036		12,250	19,153
4.500% due 12/07/2042		2,800	4,609
4.750% due 12/07/2038		23,900	40,719

Total United Kingdom (Cost $200,807)			201,729

UNITED STATES 33.1%
ASSET-BACKED SECURITIES 2.3%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$2,133	2,090
Accredited Mortgage Loan Trust
0.281% due 02/25/2037		203	197
Amortizing Residential Collateral Trust
0.521% due 07/25/2032		44	40
Amresco Residential Securities Mortgage Loan Trust
1.171% due 06/25/2029		221	130
Asset-Backed Funding Certificates
0.291% due 01/25/2037		990	953
Asset-Backed Securities Corp. Home Equity
0.281% due 12/25/2036		69	66
Bear Stearns Asset-Backed Securities Trust
0.301% due 12/25/2036		60	55
0.316% due 10/25/2036		45	42
0.631% due 10/27/2032		111	73
0.681% due 03/25/2043		4	4
0.891% due 10/25/2032		68	59
1.231% due 10/25/2037		148	94
BNC Mortgage Loan Trust
0.331% due 05/25/2037		97	81
Carrington Mortgage Loan Trust
0.281% due 01/25/2037		1,259	1,199
0.551% due 10/25/2035		182	167
Citigroup Mortgage Loan Trust, Inc.
0.331% due 10/25/2036		175	167
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		399	399
6.681% due 12/01/2033		308	305
Countrywide Asset-Backed Certificates
0.281% due 07/25/2037		257	242
0.281% due 06/25/2047		1,562	1,495
0.301% due 06/25/2047		353	333
0.311% due 06/25/2037		45	43
0.311% due 10/25/2047		323	294
0.331% due 09/25/2047		4,463	4,148
0.341% due 10/25/2046		124	120
0.411% due 09/25/2036		605	472
0.571% due 12/25/2036		1,249	497
Credit-Based Asset Servicing & Securitization LLC
0.291% due 11/25/2036		42	30
CS First Boston Mortgage Securities Corp.
0.851% due 01/25/2032		67	51
First Alliance Mortgage Loan Trust
0.463% due 12/20/2027		14	9
First Franklin Mortgage Loan Asset-Backed Certificates
0.281% due 11/25/2036		175	170
0.301% due 12/25/2037		9	9
Fremont Home Loan Trust
0.281% due 10/25/2036		$17	15
0.291% due 01/25/2037		49	34
0.341% due 02/25/2036		72	70
Home Equity Asset Trust
0.831% due 11/25/2032		2	1
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037		185	183
JPMorgan Mortgage Acquisition Corp.
0.281% due 10/25/2036		49	45
0.321% due 10/25/2036		827	762
0.341% due 08/25/2036		200	87
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		12	10
MASTR Asset-Backed Securities Trust
0.271% due 08/25/2036		6	6
0.291% due 11/25/2036		47	46
Merrill Lynch Mortgage Investors, Inc.
0.311% due 09/25/2037		53	14
0.351% due 02/25/2037		161	95
Mesa Trust Asset-Backed Certificates
0.631% due 12/25/2031		320	279
Morgan Stanley ABS Capital I
0.291% due 05/25/2037		103	92
Nationstar Home Equity Loan Trust
0.291% due 06/25/2037		257	249
0.351% due 04/25/2037		24	22
Nelnet Student Loan Trust
0.812% due 04/27/2015		49	49
Popular ABS Mortgage Pass-Through Trust
0.321% due 06/25/2047		311	279
Renaissance Home Equity Loan Trust
0.731% due 12/25/2033		158	130
Residential Asset Mortgage Products, Inc.
0.301% due 02/25/2037		303	295
0.791% due 06/25/2032		7	6
Residential Asset Securities Corp.
0.301% due 02/25/2037		203	193
0.731% due 07/25/2032		234	114
Securitized Asset-Backed Receivables LLC Trust
0.361% due 05/25/2037		83	58
SLC Student Loan Trust
0.704% due 06/15/2017		100	100
SLM Student Loan Trust
0.262% due 04/25/2014		40	40
0.272% due 10/27/2014		996	995
0.282% due 07/25/2017		200	198
0.454% due 12/17/2018		19	19
0.782% due 10/25/2017		9,100	9,067
0.962% due 07/25/2013		448	449
1.082% due 10/25/2013		42	42
1.782% due 04/25/2023		26,622	27,707
Soundview Home Equity Loan Trust
0.291% due 11/25/2036		86	46
South Carolina Student Loan Corp.
0.756% due 09/02/2014		145	145
Structured Asset Securities Corp.
0.521% due 01/25/2033		15	13
Wells Fargo Home Equity Trust
0.461% due 10/25/2035		1,103	1,065

			57,054

BANK LOAN OBLIGATIONS 0.5%
Daimler Finance North America LLC
4.240% due 08/03/2012		8,160	7,977
Ford Motor Co.
3.240% due 12/15/2013		123	114
3.290% due 12/15/2013		2,003	1,861
Texas Competitive Electric Holdings Co. LLC
3.735% due 10/10/2014		2,910	2,356
3.753% due 10/10/2014		22	18
3.782% due 10/10/2014		15	12

			12,338

CORPORATE BONDS & NOTES 16.3%
Altria Group, Inc.
9.700% due 11/10/2018		11,500	14,238
American Express Credit Corp.
0.351% due 02/24/2012		200	196
American International Group, Inc.
0.394% due 10/18/2011		5,000	4,523
4.875% due 03/15/2067	EUR	5,500	4,179
4.950% due 03/20/2012		$10,000	9,798
5.600% due 10/18/2016		1,300	1,077
5.750% due 03/15/2067	GBP	8,200	7,152
8.000% due 05/22/2038	EUR	17,100	15,505
8.175% due 05/15/2068		$12,900	8,611
8.250% due 08/15/2018		5,400	5,077
Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	4,145
AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,163
6.500% due 01/15/2014		1,000	1,103
Avnet, Inc.
6.625% due 09/15/2016		1,700	1,756
Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,679
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,900	8,651
Bank of America Corp.
4.750% due 05/23/2017		12,700	16,470
4.750% due 05/06/2019		100	131
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$7,000	8,048
Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,097
Boston Scientific Corp.
6.000% due 06/15/2011		400	420
6.400% due 06/15/2016		4,300	4,644
Brunswick Corp.
11.750% due 08/15/2013		3,000	3,442
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,845
Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	10,199
Citigroup, Inc.
0.662% due 01/16/2012	GBP	5,800	9,052
0.860% due 03/05/2014	EUR	700	933
0.867% due 06/28/2013		4,100	5,553
4.750% due 02/10/2019		8,150	10,175
6.000% due 08/15/2017		$7,000	7,008
CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,960
6.000% due 08/15/2011		3,600	3,661
Computer Sciences Corp.
6.500% due 03/15/2018		6,000	6,558
CSX Corp.
6.750% due 03/15/2011		2,300	2,443
Daimler Finance North America LLC
4.875% due 06/15/2010		1,000	1,017
5.750% due 09/08/2011		1,900	1,997
6.500% due 11/15/2013		400	439
Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	2,078
Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	7,375
GATX Financial Corp.
5.125% due 04/15/2010		500	504
Goldman Sachs Group, Inc.
0.701% due 03/22/2016		2,900	2,675
1.074% due 01/30/2017	EUR	6,050	7,872
HCP, Inc.
5.650% due 12/15/2013		$6,000	6,016
5.950% due 09/15/2011		1,400	1,445
Humana, Inc.
6.300% due 08/01/2018		6,300	6,111
International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,519
5.400% due 02/15/2012		2,700	2,349
6.625% due 11/15/2013		7,000	5,639
International Paper Co.
7.950% due 06/15/2018		3,000	3,466
JPMorgan Chase & Co.
6.000% due 01/15/2018		1,850	1,992
6.300% due 04/23/2019		1,300	1,433
JPMorgan Chase & Co. CPI Linked Bond
1.714% due 02/15/2012		4,670	4,514
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016		1,350	1,233
4.375% due 11/30/2021	EUR	700	971
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		$500	460
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,400	1,680
5.625% due 01/24/2013 (a)		6,800	1,428
6.875% due 05/02/2018 (a)		7,000	1,488
Lennar Corp.
5.950% due 10/17/2011		3,100	3,139
Loews Corp.
5.250% due 03/15/2016		1,200	1,220
Ltd Brands, Inc.
6.900% due 07/15/2017		5,000	5,019
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,130
Marriott International, Inc.
5.810% due 11/10/2015		1,300	1,268
6.375% due 06/15/2017		4,300	4,417
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,256
Masco Corp.
5.875% due 07/15/2012		1,000	1,022
Merrill Lynch & Co., Inc.
1.015% due 08/25/2014	EUR	300	398
1.017% due 05/30/2014		7,000	9,234
1.187% due 07/22/2014		10,000	13,371
Morgan Stanley
0.764% due 10/15/2015		$5,300	4,977
1.017% due 11/29/2013	EUR	5,050	6,781
1.143% due 04/13/2016		2,000	2,580
1.162% due 01/16/2017		1,550	1,971
Nabors Industries, Inc.
6.150% due 02/15/2018		$2,000	2,082
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	5,174
NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,233
6.400% due 03/15/2018		4,000	4,164
Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	1,067
RBS Capital Trust I
4.709% due 12/29/2049		2,000	1,010
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,248
Regions Financial Corp.
7.750% due 11/10/2014		4,600	4,541
Reynolds American, Inc.
6.750% due 06/15/2017		500	519
Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,260
Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,651
Sempra Energy
6.150% due 06/15/2018		8,000	8,504
Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,194
SLM Corp.
4.750% due 03/17/2014	EUR	3,020	3,745
8.450% due 06/15/2018		$2,000	1,976
Southwest Airlines Co.
5.125% due 03/01/2017		1,100	1,057
6.500% due 03/01/2012		500	532
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,319
Sprint Capital Corp.
8.750% due 03/15/2032		800	758
Tyco International Ltd.
7.000% due 12/15/2019		7,000	7,923
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,781
Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,112
Viacom, Inc.
6.250% due 04/30/2016		6,500	7,094

			401,920

MORTGAGE-BACKED SECURITIES 9.6%
Adjustable Rate Mortgage Trust
5.162% due 09/25/2035		571	411
American Home Mortgage Assets
0.421% due 05/25/2046		795	415
0.441% due 10/25/2046		2,822	1,436
0.461% due 09/25/2046		669	128
1.244% due 02/25/2047		8,144	3,806
1.464% due 11/25/2046		12,325	5,791
Banc of America Funding Corp.
4.531% due 02/20/2036		2,348	2,029
5.746% due 03/20/2036		1,135	767
5.918% due 10/20/2046		303	194
6.086% due 01/20/2047		787	557
BCAP LLC Trust
0.401% due 01/25/2037		17,635	8,426
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		1,317	1,181
2.530% due 08/25/2035		4,158	3,630
2.560% due 08/25/2035		3,394	2,989
2.940% due 03/25/2035		5,407	4,737
4.100% due 05/25/2034		1,088	955
4.150% due 11/25/2034		29	27
4.371% due 02/25/2034		102	86
4.631% due 05/25/2034		705	622
4.649% due 10/25/2033		627	578
Bear Stearns Alt-A Trust
4.073% due 08/25/2036		553	218
5.261% due 08/25/2036		1,600	481
5.378% due 09/25/2035		4,282	2,870
5.486% due 11/25/2035		277	160
5.654% due 11/25/2036		6,106	3,438
5.672% due 01/25/2036		154	90
5.681% due 02/25/2036		8,315	4,503
5.778% due 11/25/2036		1,408	893
6.250% due 08/25/2036		4,372	2,769
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		4,100	3,588
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		42	40
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		2,752	2,442
2.990% due 12/25/2035		509	450
4.248% due 08/25/2035		2,707	2,413
4.900% due 10/25/2035		9,190	7,737
5.875% due 03/25/2037		2,495	1,221
5.978% due 09/25/2037		4,001	2,807
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		14,700	12,790
Commercial Mortgage Pass-Through Certificates
0.732% due 02/16/2034		1,834	1,603
Countrywide Alternative Loan Trust
0.401% due 01/25/2037		1,600	794
0.413% due 02/20/2047		863	404
0.421% due 09/25/2046		2,570	1,226
0.428% due 12/20/2046		9,146	4,483
0.431% due 05/25/2036		181	83
0.441% due 07/25/2046		163	81
0.443% due 03/20/2046		214	105
0.443% due 07/20/2046		2,143	934
0.461% due 08/25/2046		580	127
0.581% due 05/25/2037		1,502	790
2.044% due 11/25/2035		995	484
2.584% due 11/25/2035		848	434
5.250% due 06/25/2035		767	638
5.882% due 02/25/2037		710	486
6.000% due 10/25/2032		22	20
6.000% due 01/25/2037		3,227	2,131
6.000% due 04/25/2037		1,590	1,075
6.250% due 08/25/2037		1,145	574
Countrywide Home Loan Mortgage Pass-Through Trust
0.521% due 04/25/2035		51	28
0.551% due 03/25/2035		1,687	844
0.561% due 02/25/2035		38	24
3.510% due 11/25/2034		1,065	864
3.971% due 08/25/2034		267	181
4.098% due 11/19/2033		107	101
5.328% due 02/25/2047		1,195	581
5.330% due 02/20/2036		2,924	1,828
5.542% due 03/25/2037		1,166	660
CS First Boston Mortgage Securities Corp.
0.881% due 03/25/2034		910	775
2.343% due 05/25/2032		31	29
3.292% due 07/25/2033		91	83
3.692% due 08/25/2033		473	434
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.311% due 02/25/2037		21	20
Downey Savings & Loan Association Mortgage Loan Trust
0.553% due 07/19/2045		458	116
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033		514	460
3.148% due 07/25/2033		160	147
5.377% due 08/25/2035		486	420
First Republic Mortgage Loan Trust
0.583% due 11/15/2031		163	139
GMAC Mortgage Corp. Loan Trust
4.565% due 06/25/2034		107	89
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		64	57
0.311% due 01/25/2047		551	478
0.411% due 01/25/2037		1,494	744
0.441% due 04/25/2036		1,209	659
0.501% due 11/25/2045		281	158
Greenpoint Mortgage Pass-Through Certificates
3.829% due 10/25/2033		103	77
GS Mortgage Securities Corp. II
0.325% due 03/06/2020		274	261
GSR Mortgage Loan Trust
2.140% due 03/25/2033		589	563
3.336% due 09/25/2035		2,290	1,988
Harborview Mortgage Loan Trust
0.413% due 07/19/2046		2,964	1,417
0.423% due 09/19/2037		1,027	465
0.423% due 01/19/2038		2,668	1,471
0.453% due 05/19/2035		2,144	1,111
0.473% due 03/19/2036		403	218
3.979% due 05/19/2033		934	850
5.099% due 07/19/2035		227	158
Homebanc Mortgage Trust
5.797% due 04/25/2037		1,118	863
5.858% due 04/25/2037		1,600	804
Impac CMB Trust
1.231% due 07/25/2033		120	93
Indymac INDA Mortgage Loan Trust
5.864% due 08/25/2036		1,600	991
Indymac INDB Mortgage Loan Trust
0.531% due 11/25/2035		595	241
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		68	64
0.421% due 04/25/2037		422	86
0.421% due 09/25/2046		7,641	3,768
0.471% due 06/25/2037		436	218
0.481% due 02/25/2037		1,100	147
0.531% due 06/25/2037		1,104	420
2.965% due 12/25/2034		315	218
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		1,628	1,271
5.550% due 10/25/2036		1,924	1,700
JPMorgan Mortgage Trust
4.379% due 11/25/2033		718	684
5.022% due 02/25/2035		7,153	6,580
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		$86	86
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046		4,579	2,079
0.531% due 05/25/2047		1,700	244
3.096% due 11/21/2034		100	98
MASTR Alternative Loans Trust
0.631% due 03/25/2036		797	385
Mellon Residential Funding Corp.
0.719% due 06/15/2030		159	134
2.609% due 10/20/2029		88	83
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		2,700	2,124
5.414% due 07/12/2046		7,800	7,126
5.957% due 08/12/2049		7,300	6,319
Merrill Lynch Mortgage Investors, Inc.
0.481% due 08/25/2036		490	309
3.633% due 02/25/2033		286	254
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		123	87
4.250% due 10/25/2035		5,320	4,622
Morgan Stanley Capital I
5.692% due 04/15/2049		1,100	930
Residential Accredit Loans, Inc.
0.381% due 02/25/2047		3,854	1,666
0.411% due 06/25/2046		6,938	2,704
0.431% due 12/25/2046		1,400	244
0.441% due 04/25/2046		110	41
0.501% due 05/25/2046		1,200	150
0.536% due 09/25/2046		2,000	388
Residential Asset Securitization Trust
0.681% due 12/25/2036		784	378
5.750% due 02/25/2036		757	493
6.250% due 10/25/2036		1,000	553
6.500% due 08/25/2036		1,300	774
Residential Funding Mortgage Securities I
5.201% due 09/25/2035		619	435
6.500% due 03/25/2032		133	133
Sovereign Commercial Mortgage Securities Trust
5.787% due 07/22/2030		2,300	2,279
Structured Adjustable Rate Mortgage Loan Trust
3.262% due 04/25/2034		725	592
3.586% due 02/25/2034		510	430
5.210% due 09/25/2034		332	291
5.243% due 05/25/2036		1,600	1,017
5.397% due 09/25/2036		1,600	795
Structured Asset Mortgage Investments, Inc.
0.331% due 09/25/2047		366	346
0.421% due 06/25/2036		245	128
0.441% due 05/25/2046		1,427	675
0.451% due 05/25/2036		1,310	652
0.451% due 09/25/2047		6,300	1,953
0.481% due 09/25/2047		380	70
0.483% due 07/19/2035		195	160
0.491% due 05/25/2046		789	196
0.523% due 07/19/2034		37	30
0.531% due 08/25/2036		1,800	296
0.541% due 12/25/2035		23	12
2.044% due 08/25/2047		3,669	1,996
TBW Mortgage-Backed Pass-Through Certificates
0.341% due 01/25/2037		37	32
Thornburg Mortgage Securities Trust
0.351% due 10/25/2046		641	629
3.961% due 10/25/2043		210	195
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		800	621
5.416% due 01/15/2045		6,600	6,318
5.572% due 10/15/2048		600	557
WaMu Mortgage Pass-Through Certificates
0.461% due 04/25/2045		85	63
0.491% due 11/25/2045		1,013	727
0.541% due 01/25/2045		1,100	839
0.771% due 12/25/2027		3,109	2,339
1.284% due 01/25/2047		1,928	1,071
1.294% due 06/25/2047		841	188
1.304% due 04/25/2047		8,168	4,451
1.332% due 03/25/2047		3,691	2,004
1.524% due 06/25/2046		309	201
1.544% due 02/25/2046		320	182
1.903% due 05/25/2041		15	14
2.509% due 02/27/2034		1,025	830
2.759% due 10/25/2046		132	79
2.772% due 07/25/2046		764	496
2.911% due 06/25/2033		254	242
5.387% due 02/25/2037		2,149	1,523
5.565% due 12/25/2036		8,465	5,666
5.673% due 02/25/2037		7,863	5,013
5.834% due 02/25/2037		2,262	1,563
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.481% due 07/25/2046		170	44
1.304% due 04/25/2047		853	183
1.314% due 04/25/2047		1,217	302
1.384% due 05/25/2047		807	196
1.484% due 07/25/2046		1,355	569
Wells Fargo Mortgage-Backed Securities Trust
4.607% due 06/25/2035		5,957	5,691
4.686% due 12/25/2033		34	33
4.950% due 03/25/2036		9,787	8,104
5.778% due 04/25/2036		961	294

			236,809

MUNICIPAL BONDS & NOTES 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025		2,980	3,147
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		1,980	112

			3,259

	SHARES
PREFERRED STOCKS 0.2%
DG Funding Trust
2.532% due 12/31/2049		640	5,679
SLM Corp.
0.714% due 03/15/2017		20,000	295

			5,974

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
0.351% due 03/25/2034		$198	179
0.531% due 03/25/2036		134	132
1.832% due 06/01/2043		201	201
2.658% due 12/01/2034		1,145	1,168
2.774% due 06/01/2035		1,745	1,778
2.915% due 11/01/2022		17	17
2.998% due 04/01/2032 - 11/01/2034		5,157	5,322
3.117% due 08/01/2023		152	156
3.203% due 12/01/2030		17	18
3.825% due 01/01/2023		55	56
5.200% due 11/01/2015		16,373	17,420
5.310% due 12/01/2010		21,491	21,969
5.370% due 12/01/2015		2,606	2,794
6.000% due 04/25/2043 - 07/25/2044		3,197	3,363
Freddie Mac
0.141% due 02/01/2011 (d)		266	266
0.189% due 05/04/2011 (d)		279	279
0.350% due 04/01/2011 (d)		3,187	3,193
0.583% due 12/15/2030		551	549
0.633% due 11/15/2016 - 03/15/2017		184	183
1.832% due 10/25/2044 - 02/25/2045		5,931	5,652
3.120% due 06/01/2022		188	192
3.498% due 09/01/2035		331	342
4.500% due 11/15/2015 - 07/15/2023		808	828
5.000% due 07/15/2025		279	282
6.000% due 12/01/2033		1,973	2,092
9.050% due 06/15/2019		3	3
Ginnie Mae
3.625% due 07/20/2022 - 08/20/2027		499	510
4.125% due 11/20/2021 - 11/20/2030		230	235
4.375% due 05/20/2022 - 05/20/2030		857	882
6.000% due 08/20/2034		7,451	7,853
Small Business Administration
5.600% due 09/01/2028		2,437	2,601
5.980% due 05/01/2022		3,743	4,012
6.344% due 08/01/2011		300	315
6.640% due 02/01/2011		145	152

			84,994

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
1.000% due 07/31/2011 (f)		6,606	6,618
1.000% due 08/31/2011 (f)		537	537
1.000% due 09/30/2011 (f)		521	521
1.000% due 10/31/2011 (f)		376	376
1.125% due 06/30/2011		6,358	6,386

			14,438

Total United States (Cost $862,774)			816,786

SHORT-TERM INSTRUMENTS 5.6%
COMMERCIAL PAPER 1.3%
BNP Paribas Finance, Inc.
0.020% due 01/04/2010		$16,000	16,000
Societe Generale N.A.
0.020% due 01/04/2010		16,000	16,000

			32,000

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010 (Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $2,565. Repurchase proceeds are $2,512.)		$2,512	2,512

JAPAN TREASURY BILLS 0.4%
0.127% due 03/29/2010	JPY	830,000	8,909

U.S. CASH MANAGEMENT BILLS 0.0%
0.143% due 04/01/2010 (d)(f)		$858	858

U.S. TREASURY BILLS 0.2%
0.104% due 02/25/2010 - 03/25/2010 (b)(d)(f)		6,140	6,140

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 3.6%
		8,751,043	87,615

Total Short-Term Instruments (Cost $138,369)			138,034

PURCHASED OPTIONS (h) 0.0%
(Cost $3)			2
Total Investments 103.8% (Cost $2,568,874)			$2,559,194
Written Options (i) (0.2%) (Premiums $5,635)			(4,487)
Other Assets and Liabilities (Net) (3.6%)			(88,173)

Net Assets 100.0%			$2,466,534

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $6,338 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $92,280 at a weighted average interest rate of 0.295%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $6,248 and cash of $18 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	180	$(151)
90-Day Euribor March Futures	Long	03/2011	70	25
Euro-Bobl March Futures	Long	03/2010	203	(221)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	335	(938)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 124.000	Short	03/2010	449	238
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	626	506
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	335	(182)
Japan Government 10-Year Bond March Futures	Long	03/2010	88	320
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	377	587
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	18	21

				$205

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	MLP	(1.250%)	03/20/2019	0.810%		$5,000	$(171)	$0	$(171)
Altria Group, Inc.	BCLY	(1.090%)	12/20/2018	1.496%		3,500	102	0	102
Altria Group, Inc.	GSC	(1.520%)	12/20/2018	1.496%		5,000	(12)	0	(12)
Altria Group, Inc.	MSC	(1.550%)	12/20/2018	1.496%		3,000	(14)	0	(14)
Anadarko Petroleum Corp.	BCLY	(0.330%)	03/20/2012	0.246%		3,900	(7)	77	(84)
AutoZone, Inc.	BOA	(1.070%)	03/20/2014	0.469%		1,000	(25)	0	(25)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	0.387%		2,000	(18)	0	(18)
Avnet, Inc.	UBS	(1.530%)	09/20/2016	1.218%		1,700	(32)	0	(32)
Avon Products, Inc.	BOA	(0.770%)	03/20/2019	0.444%		1,500	(39)	0	(39)
Bear Stearns Cos. LLC	DUB	(0.870%)	03/20/2018	0.500%		6,000	(161)	0	(161)
Black & Decker Corp.	BOA	(1.020%)	12/20/2016	0.329%		3,000	(132)	0	(132)
Boston Scientific Corp.	BOA	(0.510%)	06/20/2011	0.361%		400	(1)	15	(16)
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	0.628%		4,300	(365)	0	(365)
Brunswick Corp.	BOA	(4.100%)	09/20/2013	3.490%		3,000	(66)	0	(66)
Burlington Northern Santa Fe Corp.	BOA	(0.500%)	06/20/2017	0.482%		2,669	(4)	0	(4)
Cardinal Health, Inc.	DUB	(0.590%)	06/20/2017	0.553%		5,000	(14)	0	(14)
Cardinal Health, Inc.	DUB	(0.610%)	06/20/2017	0.553%		5,000	(20)	35	(55)
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	2.434%		3,000	135	0	135
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	1.935%		3,600	90	0	90
Computer Sciences Corp.	BOA	(1.060%)	03/20/2018	0.604%		6,000	(198)	0	(198)
CSX Corp.	JPM	(0.165%)	03/20/2011	0.197%		2,300	1	0	1
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	0.426%		800	(2)	68	(70)
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	0.271%		1,000	(1)	0	(1)
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	0.426%		1,500	(5)	0	(5)
Dominion Resources, Inc.	CITI	(0.475%)	12/20/2016	0.449%		2,000	(4)	0	(4)
Fortune Brands, Inc.	BOA	(1.460%)	03/20/2016	1.236%		7,400	(96)	0	(96)
GATX Financial Corp.	JPM	(0.160%)	06/20/2010	0.364%		500	1	0	1
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	1.898%		1,000	52	243	(191)
Hanson Ltd.	BCLY	(5.000%)	09/20/2016	1.898%		1,000	(181)	485	(666)
HCP, Inc.	BCLY	(0.550%)	09/20/2011	1.219%		400	5	50	(45)
HCP, Inc.	JPM	(0.610%)	09/20/2011	1.219%		1,000	10	0	10
HCP, Inc.	MSC	(2.030%)	12/20/2013	1.447%		6,000	(135)	0	(135)
Humana, Inc.	BCLY	(1.050%)	09/20/2018	1.970%		1,800	113	0	113
Humana, Inc.	JPM	(1.530%)	09/20/2018	1.970%		4,500	133	0	133
International Lease Finance Corp.	BCLY	(0.170%)	03/20/2012	9.500%		2,700	469	0	469
International Lease Finance Corp.	BCLY	(1.540%)	12/20/2013	8.976%		7,000	1,484	0	1,484
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.500%		2,900	506	0	506
International Paper Co.	CSFB	(2.400%)	06/20/2018	1.391%		3,000	(216)	0	(216)
JPMorgan Chase & Co.	RBS	(1.050%)	03/20/2018	0.500%		2,000	(80)	0	(80)
Lennar Corp.	CITI	(6.000%)	12/20/2011	2.343%		2,400	(173)	0	(173)
Lennar Corp.	MLP	(5.750%)	12/20/2012	2.604%		700	(63)	0	(63)
Loews Corp.	JPM	(0.330%)	03/20/2016	0.679%		1,150	23	0	23
Ltd Brands, Inc.	BOA	(2.850%)	09/20/2017	2.386%		4,000	(119)	548	(667)
Ltd Brands, Inc.	BOA	(3.550%)	09/20/2017	2.386%		1,000	(73)	98	(171)
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	1.391%		4,000	(132)	0	(132)
Marriott International, Inc.	BCLY	(1.250%)	12/20/2015	0.847%		1,300	(29)	205	(234)
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	0.900%		4,300	(235)	0	(235)
Marsh & McLennan Cos., Inc.	BCLY	(0.650%)	09/20/2010	0.237%		2,200	(7)	0	(7)
Masco Corp.	MSC	(0.580%)	09/20/2012	1.503%		1,000	24	0	24
Merrill Lynch & Co., Inc.	CITI	(1.380%)	06/20/2018	1.097%		5,000	(103)	0	(103)
Nabors Industries, Inc.	CITI	(0.820%)	03/20/2018	0.949%		2,000	18	0	18
National Grid PLC	BCLY	(0.208%)	06/20/2011	0.441%		4,300	14	0	14
Newell Rubbermaid, Inc.	GSC	(0.780%)	06/20/2013	0.861%		5,000	12	0	12
NiSource Finance Corp.	CITI	(1.660%)	03/20/2018	1.247%		4,000	(116)	0	(116)
NiSource Finance Corp.	JPM	(0.620%)	09/20/2014	1.085%		1,150	23	0	23
Omnicom Group, Inc.	CITI	(0.940%)	06/20/2016	0.674%		1,000	(16)	0	(16)
Pearson Dollar Finance PLC	BCLY	(0.610%)	06/20/2013	0.385%		2,500	(20)	0	(20)
Reed Elsevier Capital, Inc.	MSC	(0.280%)	06/20/2012	0.355%		1,200	2	0	2
Reynolds American, Inc.	BCLY	(3.460%)	06/20/2017	1.618%		500	(59)	0	(59)
Royal Caribbean Cruises Ltd.	BOA	(0.480%)	06/20/2010	1.227%		1,700	6	0	6
Ryder System, Inc.	CITI	(1.160%)	03/20/2013	0.742%		5,000	(68)	0	(68)
Sealed Air Corp.	BCLY	(1.035%)	09/20/2013	0.777%		6,000	(58)	198	(256)
Sealed Air Corp.	BOA	(1.135%)	09/20/2013	0.777%		6,900	(91)	0	(91)
Sempra Energy	CITI	(0.795%)	06/20/2018	0.630%		8,000	(99)	0	(99)
Sheraton Holding Corp.	DUB	(2.390%)	12/20/2015	1.674%		5,000	(193)	231	(424)
Smith Group PLC	RBS	(0.530%)	09/20/2010	0.258%	GBP	7,000	(25)	0	(25)
Southwest Airlines Co.	BCLY	(0.640%)	03/20/2017	1.303%		$1,100	45	90	(45)
Southwest Airlines Co.	DUB	(0.420%)	03/20/2012	0.830%		500	4	0	4
Spectra Energy Capital LLC	DUB	(0.860%)	06/20/2018	0.788%		5,000	(28)	0	(28)
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.072%		1,400	36	0	36
Tyco Electronics Group S.A.	BOA	(1.100%)	03/20/2014	0.529%		2,000	(47)	160	(207)
Tyco Electronics Group S.A.	DUB	(0.850%)	12/20/2017	0.810%		6,000	(18)	0	(18)
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	0.810%		7,000	(70)	0	(70)
Tyco International Finance S.A.	BOA	(1.120%)	12/20/2019	0.605%		7,000	(302)	0	(302)
UBS AG	BCLY	(2.330%)	03/20/2014	0.707%	EUR	3,100	(294)	0	(294)
UBS AG	BCLY	(2.250%)	03/20/2014	0.707%		$800	(50)	0	(50)
Union Pacific Corp.	BCLY	(0.600%)	03/20/2016	0.476%		800	(6)	30	(36)
Union Pacific Corp.	BOA	(1.000%)	03/20/2016	0.469%		200	(6)	(3)	(3)
Viacom, Inc.	JPM	(1.150%)	06/20/2016	0.765%		6,500	(149)	0	(149)
Vivendi S.A.	BOA	(1.280%)	06/20/2013	0.711%		7,000	(137)	0	(137)
WPP Group PLC	BCLY	(3.750%)	06/20/2017	1.389%	GBP	2,425	(591)	0	(591)
WPP Group PLC	JPM	(3.750%)	06/20/2017	1.389%		1,650	(402)	0	(402)

							$(2,470)	$2,530	$(5,000)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.345%	08/20/2011	0.711%	$11,900	$184	$0	$184
Brazil Government International Bond	MLP	1.340%	08/20/2011	0.711%	10,000	154	0	154
HSBC Finance Corp.	GSC	1.500%	06/20/2010	0.534%	1,400	7	0	7
JSC Gazprom	MLP	0.610%	05/20/2012	2.110%	700	(24)	0	(24)
RSHB Capital S.A.	BCLY	0.740%	06/20/2012	2.009%	1,000	(30)	0	(30)

						$291	$0	$291

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	JPM	(0.600%)	06/20/2017	$26,136	$1,083	$191	$892
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	19,456	(353)	(656)	303
CDX.IG-12 10-Year Index	DUB	(1.000%)	06/20/2019	68,349	288	2,241	(1,953)
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019	84,717	357	2,010	(1,653)

					$1,375	$3,786	$(2,411)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$4,798	$(3,216)	$(1,439)	$(1,777)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	2,977	(1,624)	(1,121)	(503)

					$(4,840)	$(2,560)	$(2,280)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL- CDI	11.360%	01/02/2012	GSC	BRL	45,700	$(43)	$(2)	$(41)
Pay	1-Year BRL- CDI	11.360%	01/02/2012	MLP		25,200	(24)	3	(27)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS	AUD	73,300	(328)	188	(516)
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	DUB	EUR	111,700	1,375	613	762
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM		143,000	1,761	1,470	291
Pay	6-Month GBP-LIBOR	2.500%	03/17/2011	BCLY	GBP	24,300	412	(2)	414
Pay	6-Month JPY-LIBOR	1.000%	06/16/2015	BOA	JPY	4,650,000	534	509	25
Pay	6-Month JPY-LIBOR	1.000%	06/16/2015	RBS		10,490,000	1,203	1,067	136
Pay	6-Month JPY-LIBOR	1.000%	06/16/2015	UBS		25,130,000	2,884	2,656	228
Pay	6-Month JPY-LIBOR	1.000%	06/16/2017	BOA		1,400,000	(78)	(79)	1
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	24,200	12	15	(3)

							$7,708	$6,438	$1,270

(h) Purchased options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar September Futures	$90.250	09/13/2010	363	$3	$2

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$117.500	01/22/2010	734	$213	$91
Call - CBOT U.S. Treasury 10-Year Note February Futures	119.000	01/22/2010	335	56	8
Call - CBOT U.S. Treasury 10-Year Note March Futures	117.500	02/19/2010	884	422	288
Call - CBOT U.S. Treasury 10-Year Note March Futures	119.000	02/19/2010	186	40	19
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	564	99	21
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	335	157	416
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	750	455	801

				$1,442	$1,644

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$25,000	$142	$8
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	25,000	177	413
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	11,000	139	20
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	18,900	154	358
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	36,800	311	698
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	25,700	154	141
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	30,600	357	56
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,600	101	182
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	988	560

							$2,523	$2,436

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	BRL	1.910	02/18/2010		$5,500	$77	$25
Call - OTC USD versus BRL		2.095	03/18/2010		5,400	109	7
Call - OTC USD versus KRW	KRW	1,250.000	03/18/2010		17,100	239	75
Call - OTC USD versus KRW		1,320.000	03/18/2010		8,500	133	4
Call - OTC USD versus KRW		1,500.000	09/01/2010		3,800	42	4
Call - OTC USD versus NOK	NOK	5.950	01/11/2010		3,900	56	6
Call - OTC USD versus NOK		5.950	01/29/2010		4,400	68	31
Call - OTC USD versus NOK		6.050	02/16/2010		2,600	23	21
Put - OTC USD versus MXN	MXN	12.750	02/05/2010		10,200	145	86
Call - OTC USD versus MXN		14.220	02/05/2010		4,700	76	6
Call - OTC USD versus MXN		14.950	03/18/2010		9,200	181	16
Call - OTC USD versus MXN		16.250	09/22/2010		4,100	112	30
Put - OTC AUD versus USD		$0.870	01/11/2010	AUD	7,800	92	6
Put - OTC AUD versus USD		0.850	02/01/2010		12,900	173	27
Put - OTC AUD versus USD		0.830	03/18/2010		12,100	144	63

						$1,670	$407

(j) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,356	$4,842	0.20%

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered byContract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,200	01/2010	GSC	$0	$(30)	$(30)
Buy		2,000	01/2010	JPM	39	0	39
Sell		97,922	01/2010	RBS	2,888	0	2,888
Buy	BRL	29,132	02/2010	RBS	958	0	958
Buy	CAD	1,500	01/2010	JPM	3	0	3
Sell		62,136	01/2010	JPM	0	(1,042)	(1,042)
Buy	CLP	31,472	02/2010	JPM	5	0	5
Buy	CNY	17,471	03/2010	BOA	0	(1)	(1)
Sell		2,666	03/2010	CITI	1	0	1
Sell		9,588	03/2010	DUB	6	0	6
Sell		5,217	03/2010	JPM	2	0	2
Buy		23,792	05/2010	BCLY	0	(357)	(357)
Sell		50,601	05/2010	BCLY	0	(394)	(394)
Buy		26,809	05/2010	MLP	0	(388)	(388)
Buy		49,635	06/2010	BCLY	0	(18)	(18)
Buy		34,725	06/2010	HSBC	0	(10)	(10)
Buy		102,251	11/2010	BCLY	48	(60)	(12)
Buy		2,600	11/2010	CITI	0	(4)	(4)
Buy		2,654	11/2010	DUB	0	(4)	(4)
Buy		5,217	11/2010	JPM	0	(7)	(7)
Buy		26,842	11/2010	MSC	0	(62)	(62)
Buy		48,219	11/2010	UBS	16	0	16
Buy		6,506	06/2011	DUB	0	(16)	(16)
Sell	DKK	14,460	01/2010	HSBC	35	0	35
Sell		20	01/2010	JPM	0	0	0
Sell	EUR	21,576	01/2010	CITI	44	0	44
Buy		4,300	01/2010	DUB	0	(5)	(5)
Buy		272	01/2010	GSC	0	(14)	(14)
Buy		7,000	01/2010	UBS	0	(16)	(16)
Sell		498,000	01/2010	UBS	8,862	0	8,862
Sell		80,940	02/2010	DUB	4,396	0	4,396
Sell		2,786	02/2010	RBS	141	0	141
Buy	GBP	16,626	01/2010	CITI	340	(31)	309
Sell		119,011	01/2010	CITI	5,716	0	5,716
Buy		750	01/2010	DUB	0	(32)	(32)
Buy		16,528	01/2010	GSC	0	(572)	(572)
Sell		694	01/2010	GSC	5	(6)	(1)
Sell		17,588	01/2010	JPM	838	0	838
Buy		2,500	01/2010	RBS	0	(22)	(22)
Sell		2,667	01/2010	RBS	68	0	68
Sell	HKD	551	02/2010	CITI	0	0	0
Sell		326	02/2010	DUB	0	0	0
Sell		69	02/2010	JPM	0	0	0
Buy	IDR	42,085,680	01/2010	BCLY	201	0	201
Buy		44,542,100	09/2010	JPM	294	0	294
Sell	INR	283	03/2010	CITI	0	0	0
Buy	JPY	926	01/2010	BCLY	0	0	0
Sell		1,933,887	01/2010	CSFB	1,144	0	1,144
Buy		98,324	01/2010	GSC	0	(64)	(64)
Sell		1,700,922	01/2010	HSBC	647	0	647
Buy		350,000	01/2010	JPM	0	(60)	(60)
Sell		22,745,022	01/2010	JPM	9,776	0	9,776
Sell		830,000	03/2010	JPM	356	0	356
Buy	KRW	3,637,372	02/2010	CITI	38	0	38
Buy		3,021,445	02/2010	JPM	97	0	97
Buy		4,368,843	02/2010	MSC	0	(15)	(15)
Buy		1,037,000	07/2010	BCLY	8	0	8
Buy		2,058,328	07/2010	DUB	18	0	18
Buy		1,709,970	07/2010	MSC	11	0	11
Buy		4,093,005	08/2010	MSC	6	0	6
Buy		1,840,659	11/2010	BCLY	0	(11)	(11)
Buy		1,006,198	11/2010	CITI	0	(8)	(8)
Buy	MXN	163,651	04/2010	BOA	18	(7)	11
Buy		2,100	04/2010	DUB	0	(1)	(1)
Buy		308	04/2010	HSBC	0	0	0
Buy	MYR	189	02/2010	BCLY	0	0	0
Buy		19	02/2010	CITI	0	0	0
Buy		277	02/2010	DUB	0	(1)	(1)
Buy		88	02/2010	JPM	0	0	0
Buy		56	06/2010	MSC	0	0	0
Buy	NOK	636	03/2010	GSC	0	0	0
Buy		151,641	03/2010	HSBC	0	(67)	(67)
Buy	PHP	1,031	04/2010	DUB	0	0	0
Buy	SEK	424	03/2010	CITI	0	0	0
Sell	SGD	138	03/2010	CITI	1	0	1
Sell	TWD	799	06/2010	BOA	0	(1)	(1)
Sell		939	06/2010	DUB	0	(1)	(1)
Sell		1,455	06/2010	MSC	0	(1)	(1)
Sell		130	10/2010	BCLY	0	0	0
Sell		384	10/2010	CITI	0	0	0

					$37,026	$(3,328)	$33,698

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
France	$0	$250,095	$0	$250,095
Germany	0	308,338	0	308,338
Italy	0	169,274	0	169,274
Japan	0	257,712	0	257,712
United Kingdom	0	175,773	25,956	201,729
United States	0	809,504	7,282	816,786
Short-Term Instruments	87,615	50,419	0	138,034
Other Investments+++	0	414,451	2,775	417,226

Investments, at value	$87,615	$2,435,566	$36,013	$2,559,194
Financial Derivative Instruments++++	$205	$21,081	$0	$21,286

Total	$87,820	$2,456,647	$36,013	$2,580,480

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
United Kingdom	$0	$26,891	$0	$0	$(935)	$0	$25,956	$(935)
United States	2,705	(1,250)	6	58	(209)	5,972	7,282	(730)
Other Investments+++	10,643	179	97	(225)	3,155	(11,074)	2,775	403

Investments, at value	$13,348	$25,820	$103	$(167)	$2,011	$(5,102)	$36,013	$(1,262)
Financial Derivative Instruments++++	$3,609	$0	$0	$0	$(3,609)	$0	$0	$0

Total	$16,957	$25,820	$103	$(167)	$(1,598)	$(5,102)	$36,013	$(1,262)

*	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

**	Refer to the Schedule of Investments for additional information.

***	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

****	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

*****	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Fundamental Advantage Total Return Strategy Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 21.2%
BANKING & FINANCE 16.3%
American Express Centurion Bank
0.292% due 03/23/2010		$2,700	$2,698
0.314% due 07/13/2010		1,100	1,098
American Express Co.
6.150% due 08/28/2017		2,100	2,198
7.000% due 03/19/2018		800	882
American Express Credit Corp.
0.384% due 10/04/2010		4,080	4,070
American Express Travel Related Services Co., Inc.
0.435% due 06/01/2011		1,800	1,771
American General Finance Corp.
6.900% due 12/15/2017		175	122
American International Group, Inc.
0.394% due 10/18/2011		6,500	5,879
4.700% due 10/01/2010		2,800	2,799
ANZ National International Ltd.
6.200% due 07/19/2013		900	970
Bank of America Corp.
0.391% due 02/12/2010		1,350	1,350
4.875% due 09/15/2012		2,350	2,464
6.500% due 08/01/2016		4,300	4,630
Bank of Scotland PLC
4.880% due 04/15/2011		18,900	19,122
Barclays Bank PLC
5.000% due 09/22/2016		5,500	5,628
Bear Stearns Cos. LLC
0.357% due 02/23/2010		400	400
0.444% due 11/28/2011		2,800	2,791
7.250% due 02/01/2018		2,000	2,299
Citibank N.A.
1.875% due 05/07/2012		1,700	1,710
1.875% due 06/04/2012		400	403
Citigroup Funding, Inc.
1.325% due 05/07/2010		12,400	12,430
2.250% due 12/10/2012		1,500	1,513
Citigroup, Inc.
2.125% due 04/30/2012		1,100	1,112
5.500% due 04/11/2013		8,640	8,964
5.500% due 10/15/2014		5,700	5,777
6.500% due 08/19/2013		1,500	1,599
Comerica Bank
0.372% due 05/24/2011		3,100	3,017
Countrywide Financial Corp.
5.800% due 06/07/2012		3,515	3,733
Credit Agricole S.A.
8.375% due 10/29/2049		3,200	3,403
Dexia Credit Local
0.899% due 09/23/2011		4,700	4,742
Duke University
4.200% due 04/01/2014		900	944
5.150% due 04/01/2019		800	836
Ford Motor Credit Co. LLC
3.034% due 01/13/2012		800	745
7.250% due 10/25/2011		1,800	1,819
7.375% due 02/01/2011		3,300	3,368
General Electric Capital Corp.
2.000% due 09/28/2012		3,100	3,106
3.000% due 12/09/2011		2,000	2,063
5.875% due 01/14/2038		3,000	2,787
Goldman Sachs Group, Inc.
0.701% due 03/22/2016		2,300	2,121
6.150% due 04/01/2018		2,300	2,466
6.250% due 09/01/2017		3,800	4,081
HSBC Finance Corp.
0.485% due 08/09/2011		3,200	3,140
International Lease Finance Corp.
0.482% due 05/24/2010		9,950	9,675
0.634% due 07/13/2012		6,400	4,991
5.000% due 04/15/2010		5,200	5,122
5.400% due 02/15/2012		1,400	1,218
5.625% due 09/15/2010		3,700	3,661
5.750% due 06/15/2011		1,300	1,195
JPMorgan Chase & Co.
7.900% due 04/29/2049		2,100	2,173
JPMorgan Chase Capital XXI
1.231% due 01/15/2087		3,300	2,279
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,800	1,760
3.375% due 01/26/2017 (a)		900	180
Macquarie Bank Ltd.
3.300% due 07/17/2014		8,600	8,629
Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,353
Merrill Lynch & Co., Inc.
0.472% due 02/15/2011		1,600	1,565
0.482% due 07/25/2011		400	394
0.485% due 06/05/2012		4,600	4,466
0.498% due 02/05/2010		9,800	9,803
6.875% due 04/25/2018		7,800	8,417
Morgan Stanley
0.764% due 10/15/2015		5,700	5,353
2.372% due 05/14/2010		1,200	1,209
National Australia Bank Ltd.
2.550% due 01/13/2012		3,000	3,046
Northern Rock PLC
5.625% due 06/22/2017		3,800	3,575
Pacific Life Global Funding
0.481% due 06/22/2011		3,094	2,923
Piper Jaffray Cos.
4.351% due 12/31/2010		17,700	17,700
Pricoa Global Funding I
0.381% due 01/30/2012		900	876
0.451% due 09/27/2013		700	656
1.055% due 06/04/2010		2,700	2,702
Princeton University
5.700% due 03/01/2039		800	825
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	898
Royal Bank of Scotland Group PLC
0.672% due 04/08/2011		7,000	7,017
3.000% due 12/09/2011		2,600	2,665
4.875% due 08/25/2014		200	203
SLM Corp.
0.454% due 03/15/2011		2,700	2,543
0.834% due 01/31/2014		900	704
4.000% due 01/15/2010		2,800	2,800
Temasek Financial I Ltd.
4.300% due 10/25/2019		1,000	982
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		300	344
UBS AG
1.198% due 05/05/2010		2,800	2,804
5.750% due 04/25/2018		400	408
Wachovia Corp.
0.414% due 10/15/2011		5,500	5,441
0.524% due 06/15/2017		1,000	894
5.750% due 02/01/2018		1,000	1,045
Wells Fargo & Co.
7.980% due 03/29/2049		13,600	13,702
Westpac Banking Corp.
0.764% due 07/16/2014		1,000	1,007

			288,253

INDUSTRIALS 3.1%
Amgen, Inc.
6.900% due 06/01/2038		2,600	3,034
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		4,400	4,473
5.375% due 01/15/2020		4,400	4,498
CODELCO, Inc.
7.500% due 01/15/2019		300	353
CVS Caremark Corp.
0.556% due 06/01/2010		1,660	1,661
Dell, Inc.
5.650% due 04/15/2018		1,600	1,679
Dow Chemical Co.
4.850% due 08/15/2012		3,500	3,681
Gaz Capital S.A.
7.343% due 04/11/2013		100	105
8.146% due 04/11/2018		600	635
8.625% due 04/28/2034		3,300	3,638
Martin Marietta Materials, Inc.
0.431% due 04/30/2010		4,160	4,142
Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	3,814
Oracle Corp.
5.750% due 04/15/2018		2,700	2,924
Petrobras International Finance Co.
7.875% due 03/15/2019		3,400	3,936
Petroleos Mexicanos
8.000% due 05/03/2019		1,100	1,279
Philip Morris International, Inc.
6.375% due 05/16/2038		400	434
Quicksilver Resources, Inc.
11.750% due 01/01/2016		1,100	1,254
Reynolds American, Inc.
0.954% due 06/15/2011		3,100	3,072
Suncor Energy, Inc.
6.100% due 06/01/2018		4,000	4,299
Vale Overseas Ltd.
5.625% due 09/15/2019		3,100	3,146
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		2,200	2,435

			54,492

UTILITIES 1.8%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		5,800	6,315
EDF S.A.
5.500% due 01/26/2014		300	326
6.500% due 01/26/2019		300	337
6.950% due 01/26/2039		300	356
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		3,000	3,224
Public Service Electric & Gas Co.
5.300% due 05/01/2018		1,100	1,157
Telecom Italia Capital S.A.
0.894% due 07/18/2011		5,750	5,728
Telefonica Emisiones SAU
0.609% due 02/04/2013		3,000	2,956
Verizon Wireless Capital LLC
2.869% due 05/20/2011		6,077	6,286
Vodafone Group PLC
5.000% due 12/16/2013		5,400	5,723

			32,408

Total Corporate Bonds & Notes (Cost $371,033)			375,153

CONVERTIBLE BONDS & NOTES 0.2%
Bristol-Myers Squibb Co.
0.000% due 09/15/2023		3,200	3,042

Total Convertible Bonds & Notes (Cost $2,837)			3,042

MUNICIPAL BONDS & NOTES 1.3%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		100	102
7.500% due 04/01/2034		100	97
7.550% due 04/01/2039		100	97
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021		100	105
6.899% due 12/01/2040		1,600	1,699
Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025		500	522
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		100	77
5.000% due 06/01/2041		1,900	1,312
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046		2,600	1,702
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		2,100	1,581
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049		14,100	13,719
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031		2,500	2,505

Total Municipal Bonds & Notes (Cost $23,445)			23,518

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
2.538% due 03/01/2034		938	963
3.121% due 07/01/2035		1,354	1,402
3.451% due 12/01/2034		1,105	1,135
5.000% due 01/01/2040		4,000	4,105
5.500% due 11/01/2036 - 08/01/2038 (f)		8,987	9,420
5.500% due 12/01/2037 - 11/01/2038		5,955	6,241
6.000% due 08/01/2036 - 10/01/2036		1,140	1,211
6.000% due 09/01/2036 - 11/01/2036 (f)		7,467	7,932
6.500% due 09/01/2036		2,363	2,555
Freddie Mac
5.500% due 09/01/2037 (f)		7,630	8,003
5.500% due 01/01/2040		4,000	4,191
6.500% due 05/01/2035		2,648	2,866
Ginnie Mae
6.000% due 01/01/2040		1,000	1,057
Small Business Administration
5.490% due 03/01/2028		450	478
6.020% due 08/01/2028		4,891	5,340

Total U.S. Government Agencies (Cost $55,046)			56,899

U.S. TREASURY OBLIGATIONS 16.1%
U.S. Treasury Bonds
3.500% due 02/15/2039 (f)		3,600	2,950
4.250% due 05/15/2039 (f)		13,200	12,387
4.375% due 02/15/2038 (f)		1,000	960
4.375% due 11/15/2039 (f)		5,000	4,788
4.500% due 05/15/2038 (f)		17,100	16,750
4.500% due 08/15/2039 (f)		26,699	26,103
U.S. Treasury Notes
1.000% due 07/31/2011		10,600	10,619
1.000% due 08/31/2011 (f)		184,700	184,852
1.000% due 10/31/2011		10,000	9,994
2.625% due 12/31/2014		10,900	10,872
2.750% due 11/30/2016		5,000	4,815

Total U.S. Treasury Obligations (Cost $288,764)			285,090

MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Investment Trust
2.474% due 02/25/2044		558	544
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		7,100	5,952
Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038		3,400	3,273
GS Mortgage Securities Corp. II
5.805% due 08/10/2045		1,200	1,033
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,300	2,009
JPMorgan Mortgage Trust
5.750% due 01/25/2036		354	295
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		1,203	792
Thornburg Mortgage Securities Trust
0.351% due 10/25/2046		1,389	1,363
WaMu Mortgage Pass-Through Certificates
5.668% due 06/25/2037		3,596	2,533
Wells Fargo Mortgage-Backed Securities Trust
3.108% due 12/25/2034		576	526

Total Mortgage-Backed Securities (Cost $18,677)			18,320

ASSET-BACKED SECURITIES 2.0%
Access Group, Inc.
1.582% due 10/27/2025		3,225	3,320
Chase Issuance Trust
1.754% due 09/15/2015		5,400	5,564
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		1,100	1,103
2.000% due 12/15/2011		3,800	3,823
IXIS Real Estate Capital Trust
0.571% due 02/25/2036		3,359	2,917
Long Beach Mortgage Loan Trust
0.291% due 12/25/2036		152	120
SLM Student Loan Trust
1.782% due 04/25/2023		6,215	6,468
South Carolina Student Loan Corp.
1.006% due 03/02/2020		3,100	3,101
1.256% due 09/03/2024		1,400	1,413
Structured Asset Securities Corp.
0.341% due 01/25/2037		10,000	7,751

Total Asset-Backed Securities (Cost $36,570)			35,580

SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
5.875% due 01/14/2015		3,000	3,226
Mexico Government International Bond
6.050% due 01/11/2040		800	773
Societe Financement de l’Economie Francaise
0.484% due 07/16/2012		2,000	2,013

Total Sovereign Issues (Cost $5,785)			6,012

FOREIGN CURRENCY-DENOMINATED ISSUES 1.1%
American International Group, Inc.
4.000% due 09/20/2011	EUR	900	1,214
Barclays Bank PLC
10.000% due 05/21/2021	GBP	1,209	2,432
14.000% due 11/29/2049		1,000	2,076
Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,000	2,497
Fortis Bank Nederland NV
3.000% due 04/17/2012		500	734
Goldman Sachs Group, Inc.
6.375% due 05/02/2018		400	637
KeyBank N.A.
0.840% due 11/21/2011		800	975
KeyCorp
0.915% due 11/22/2010		1,600	2,162
LeasePlan Corp. NV
3.125% due 02/10/2012		100	147
Merrill Lynch & Co., Inc.
1.017% due 05/30/2014		1,900	2,506
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	600	587
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	2,000	1,455
SLM Corp.
2.750% due 03/15/2011	CHF	2,100	1,962

Total Foreign Currency-Denominated Issues (Cost $17,536)			19,384

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		2,500	2,295

Total Convertible Preferred Securities (Cost $1,950)			2,295

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 53.2%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo
2.375% due 12/21/2012		$10,000	9,919

COMMERCIAL PAPER 1.0%
Federal Home Loan Bank
0.073% due 01/13/2010		5,000	5,000
0.073% due 02/24/2010		2,400	2,399
Metropolitan Life Global Funding I
0.853% due 09/17/2010		10,900	10,911

			18,310

REPURCHASE AGREEMENTS 23.4%
Banc of America Securities LLC
0.100% due 01/06/2010		4,000	4,000
(Dated 12/15/2009. Collateralized by U.S. Treasury Notes 1.000% due 07/31/2011 valued at $4,070. Repurchase proceeds are $4,000.)
0.100% due 01/06/2010		20,500	20,500
(Dated 12/23/2009. Collateralized by Ginnie Mae 5.000% due 07/15/2039 valued at $20,682. Repurchase proceeds are $20,500.)
0.100% due 01/15/2010		2,000	2,000
(Dated 12/16/2009. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $2,005. Repurchase proceeds are $2,000.)
Deutsche Bank AG
0.080% due 01/05/2010		19,600	19,600
(Dated 12/22/2009. Collateralized by U.S. Treasury Bonds 5.500% due 08/15/2028 valued at $19,768. Repurchase proceeds are $19,600.)
Goldman Sachs & Co.
0.010% due 01/04/2010		149,300	149,300
(Dated 12/31/2009. Collateralized by Fannie Mae 2.200% due 04/23/2012 valued at $152,348. Repurchase proceeds are $149,300.)
JPMorgan Chase Bank N.A.
-0.020% due 01/04/2010		34,000	34,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $34,770. Repurchase proceeds are $34,000.)
Morgan Stanley
0.000% due 01/04/2010		178,000	178,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2018 valued at $181,891. Repurchase proceeds are $178,000.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		7,555	7,555
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $7,710. Repurchase proceeds are $7,555.)

			414,955

U.S. CASH MANAGEMENT BILLS 0.5%
0.198% due 04/01/2010 (f)		8,068	8,067

U.S. TREASURY BILLS 2.5%
0.101% due 03/11/2010 - 03/25/2010 (b)(d)(f)		43,802	43,799

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 25.2%
		44,488,673	445,421

Total Short-Term Instruments (Cost $940,612)			940,471

PURCHASED OPTIONS (h) 0.0% (Cost $77)			30
Total Investments 99.8% (Cost $1,762,332)			$1,765,794
Written Options (i) (0.1%) (Premiums $2,547)			(2,105)
Other Assets and Liabilities (Net) 0.3%			5,895

Net Assets 100.0%			$1,769,584

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $1,010 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $131,526 at a weighted average interest rate of 0.279%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $152,863 and cash of $511 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	15	$8
90-Day Eurodollar December Futures	Long	12/2010	62	74
90-Day Eurodollar June Futures	Long	06/2010	1,062	926
90-Day Eurodollar March Futures	Long	03/2010	1,206	1,115
90-Day Eurodollar March Futures	Long	03/2011	81	46
90-Day Eurodollar September Futures	Long	09/2010	109	210
E-mini S&P 500 Index March Futures	Short	03/2010	7,925	(3,738)
Euro-Bobl March Futures	Long	03/2010	271	(357)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	84	(216)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	10	7
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	10	(9)
S&P 500 Index March Futures	Short	03/2010	4,755	(9,797)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	979	(992)
U.S. Treasury 5-Year Note March Futures	Long	03/2010	1	(3)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	429	(1,750)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	3	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	7	4
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	7	5

				$(14,464)

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.584%	$10,500	$1,562	$374	$1,188
General Electric Capital Corp.	DUB	1.000%	06/20/2010	0.679%	5,900	11	(14)	25
International Lease Finance Corp.	JPM	5.000%	06/20/2010	7.187%	6,800	(55)	(170)	115
Procter & Gamble Co.	DUB	1.000%	09/20/2014	0.326%	6,600	203	82	121
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.765%	200	2	1	1

						$1,723	$273	$1,450

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-12 Index	DUB	5.000%	12/20/2014	$1,000	$108	$100	$8
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	482	9	0	9
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,315	37	0	37
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	965	13	0	13

					$167	$100	$67

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(6)	$0	$(6)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(4)	0	(4)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(8)	0	(8)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$8,500	204	178	26
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		40,900	984	857	127
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		15,500	787	331	456
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	1,400	198	(21)	219
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		39,400	(241)	140	(381)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		14,000	(86)	(5)	(81)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		6,400	(39)	(4)	(35)

							$1,789	$1,476	$313

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	eRAFI 1000 Index	4,064,973	1-Month USD-LIBOR plus 0.200%	$413,645	02/26/2010	CSFB	$8,578
Receive	eRAFI 1000 Index	1,319,524	1-Month USD-LIBOR plus 0.300%	136,302	03/12/2010	CSFB	773
Receive	eRAFI 1000 Index	1,296,249	1-Month USD-LIBOR plus 0.310%	131,904	02/26/2010	JPM	2,723
Receive	eRAFI 1000 Index	9,869,827	1-Month USD-LIBOR plus 0.200%	1,019,518	04/15/2010	MLP	5,828
Receive	eRAFI 1000 Index	441,237	1-Month USD-LIBOR plus 0.200%	45,578	09/15/2010	MLP	260

							$18,162

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index March Futures	$1,400.000	03/18/2010	678	$19	$0
Call - CME S&P 500 Index March Futures	1,425.000	03/18/2010	1,108	32	0
Put - CBOT U.S. Treasury 2-Year Note March Futures	103.500	02/19/2010	925	17	14
Put - CBOT U.S. Treasury 10-Year Note March Futures	92.000	02/19/2010	810	8	14
Put - CBOT U.S. Treasury 10-Year Note March Futures	98.000	02/19/2010	100	1	2

				$77	$30

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$120.000	02/19/2010	161	$99	$6
Call - CBOT U.S. Treasury 10-Year Note March Futures	121.000	02/19/2010	107	35	1
Call - CME S&P 500 Index January Futures	1,140.000	01/15/2010	62	99	68
Put - CBOT U.S. Treasury 10-Year Note March Futures	116.000	02/19/2010	103	72	162
Put - CME S&P 500 Index January Futures	1,050.000	01/15/2010	62	139	52

				$444	$289

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Receive	2.500%	02/17/2010	EUR	2,600	$8	$2
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		$3,000	42	57
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		1,000	10	19
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		2,000	4	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		2,000	17	33
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		2,700	6	1
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		2,700	23	44
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		5,500	135	104
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		600	3	1
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		2,900	30	5
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		3,900	44	74
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		91,700	637	504
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		39,600	890	751
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		500	7	9
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		1,000	8	6
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		1,200	11	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		3,000	47	57
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		7,300	44	40
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		1,000	10	5
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		12,000	92	67

								$2,068	$1,782

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	02/19/2010	$2,200	$15	$8
Call - OTC USD versus JPY		95.000	02/19/2010	2,200	20	26

					$35	$34

(j) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2040	$4,000	$4,154	$4,090
Fannie Mae	6.000%	01/01/2040	6,000	6,378	6,356
Fannie Mae	6.000%	02/01/2040	3,000	3,196	3,168

				$13,728	$13,614

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	208	01/2010	RBS	$0	$(6)	$(6)
Buy	BRL	7,306	02/2010	HSBC	292	0	292
Buy	CAD	390	01/2010	JPM	7	0	7
Sell	CHF	1,803	03/2010	CITI	0	(7)	(7)
Sell	CNY	231	03/2010	BCLY	0	0	0
Sell		380	03/2010	CITI	0	0	0
Sell		977	03/2010	DUB	1	0	1
Buy		1,968	03/2010	JPM	0	(2)	(2)
Sell		380	03/2010	MSC	0	0	0
Buy		366	08/2010	BCLY	0	(1)	(1)
Buy		732	08/2010	DUB	0	(2)	(2)
Buy		8,449	08/2010	HSBC	2	(12)	(10)
Buy		43,419	08/2010	JPM	4	(13)	(9)
Buy		3,443	08/2010	MSC	3	0	3
Buy		225	11/2010	BCLY	0	0	0
Buy		371	11/2010	CITI	0	(1)	(1)
Buy		959	11/2010	DUB	0	(2)	(2)
Buy		371	11/2010	MSC	0	(1)	(1)
Sell	EUR	1,122	01/2010	CITI	0	(8)	(8)
Sell		6,386	01/2010	HSBC	482	0	482
Sell		400	01/2010	UBS	1	0	1
Sell		1,877	02/2010	RBS	95	0	95
Sell		1,009	03/2010	GSC	19	0	19
Buy	GBP	1,707	01/2010	GSC	17	0	17
Sell		127	01/2010	HSBC	0	(1)	(1)
Sell		127	01/2010	MSC	0	(1)	(1)
Sell		5,091	01/2010	RBS	100	0	100
Buy	IDR	9,559,950	01/2010	BCLY	36	0	36
Buy		1,220,400	10/2010	BOA	3	0	3
Buy		8,484,230	10/2010	CITI	18	0	18
Buy		1,220,400	10/2010	RBS	3	0	3
Buy		2,483,325	10/2010	UBS	1	0	1
Sell	JPY	218,361	01/2010	BNP	88	0	88
Buy	KRW	634,545	02/2010	CITI	7	0	7
Buy		505,938	02/2010	DUB	4	0	4
Buy		235,240	02/2010	MSC	2	0	2
Buy		811,647	02/2010	UBS	6	0	6
Buy		181,000	07/2010	BCLY	1	0	1
Buy		359,085	07/2010	DUB	3	0	3
Buy		298,307	07/2010	MSC	2	0	2
Buy		1,007,040	08/2010	BCLY	12	0	12
Buy		714,030	08/2010	MSC	1	0	1
Buy		321,105	11/2010	BCLY	0	(2)	(2)
Buy		175,532	11/2010	CITI	0	(1)	(1)
Buy	MXN	26,336	04/2010	HSBC	23	0	23
Buy	MYR	356	02/2010	BCLY	0	0	0
Buy		523	02/2010	DUB	0	(2)	(2)
Buy		1,898	02/2010	HSBC	4	0	4
Buy		166	02/2010	JPM	0	0	0
Buy		1,356	06/2010	BCLY	4	0	4
Buy		1,391	06/2010	DUB	4	0	4
Buy		106	06/2010	MSC	0	0	0
Buy	SGD	330	02/2010	JPM	0	(3)	(3)
Buy		447	03/2010	BCLY	0	(4)	(4)
Buy		340	03/2010	MSC	0	(2)	(2)
Buy		183	03/2010	RBS	0	(1)	(1)
Buy		557	06/2010	CITI	0	(6)	(6)
Buy	TWD	2,627	06/2010	BOA	2	0	2
Buy		3,086	06/2010	DUB	2	0	2
Buy		3,394	06/2010	MSC	2	0	2
Buy		425	10/2010	BCLY	0	0	0
Buy		1,263	10/2010	CITI	1	0	1

					$1,252	$(78)	$1,174

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$375,153	$0	$375,153
U.S. Treasury Obligations	0	285,090	0	285,090
Short-Term Instruments	445,421	495,050	0	940,471
Other Investments+++	2,295	162,785	0	165,080

Investments, at value	$447,716	$1,318,078	$0	$1,765,794
Short Sales, at value	$0	$(13,614)	$0	$(13,614)
Financial Derivative Instruments++++	$(14,584)	$15,425	$3,756	$4,597

Total	$433,132	$1,319,889	$3,756	$1,756,777

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Financial Derivative Instruments++++	$13,181	$0	$0	$0	$(15,245)	$5,820	$3,756	$(8,698)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Fundamental IndexPLUSTM Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 23.2%
BANKING & FINANCE 18.4%
American General Finance Corp.
4.875% due 05/15/2010		$800	$789
Bank of Scotland PLC
4.880% due 04/15/2011		1,600	1,619
Barclays Bank PLC
0.424% due 03/23/2017		300	267
CIT Group, Inc.
7.000% due 05/01/2013		56	53
7.000% due 05/01/2014		85	79
7.000% due 05/01/2015		285	256
7.000% due 05/01/2016		141	125
7.000% due 05/01/2017		198	173
DnB NOR Bank ASA
0.486% due 09/01/2016		300	280
Ford Motor Credit Co. LLC
8.625% due 11/01/2010		100	103
Foundation Re II Ltd.
7.022% due 11/26/2010		500	495
Goldman Sachs Group, Inc.
0.683% due 07/22/2015		100	89
0.701% due 03/22/2016		300	277
HSBC Finance Corp.
1.783% due 10/20/2010		1,900	1,911
International Lease Finance Corp.
5.625% due 09/15/2010		100	99
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		200	40
Macquarie Bank Ltd.
2.600% due 01/20/2012		1,400	1,430
Merrill Lynch & Co., Inc.
0.349% due 03/23/2010		600	600
0.498% due 02/05/2010		400	400
Morgan Stanley
0.764% due 10/15/2015		400	376
Osiris Capital PLC
3.134% due 01/15/2010		700	700
Royal Bank of Scotland Group PLC
0.672% due 04/08/2011		2,800	2,807
2.625% due 05/11/2012		800	812
Westpac Banking Corp.
0.764% due 07/16/2014		1,000	1,007

			14,787

INDUSTRIALS 2.7%
Daimler Finance North America LLC
5.750% due 09/08/2011		400	420
Dow Chemical Co.
2.525% due 08/08/2011		600	611
Pemex Project Funding Master Trust
0.855% due 12/03/2012		200	194
Reynolds American, Inc.
0.954% due 06/15/2011		400	397
Williams Cos., Inc.
6.375% due 10/01/2010		500	509

			2,131

UTILITIES 2.1%
AT&T, Inc.
0.378% due 02/05/2010		500	500
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		300	310
Ohio Power Co.
0.464% due 04/05/2010		700	700
Telecom Italia Capital S.A.
4.000% due 01/15/2010		200	200

			1,710

Total Corporate Bonds & Notes (Cost $18,506)			18,628

MUNICIPAL BONDS & NOTES 0.4%
Louisiana State Revenue Bonds, Series 2009
2.735% due 05/01/2043		300	300

Total Municipal Bonds & Notes (Cost $300)			300

U.S. GOVERNMENT AGENCIES 31.1%
Fannie Mae
0.291% due 12/25/2036		369	341
0.331% due 01/25/2021		395	389
0.531% due 06/25/2037		586	578
0.581% due 03/25/2037 - 09/25/2042		383	377
0.591% due 03/25/2037		693	682
0.631% due 05/25/2031		115	114
0.980% due 03/25/2038		600	591
0.981% due 11/25/2039		1,160	1,154
0.987% due 01/25/2040		1,900	1,888
0.990% due 01/25/2040		1,700	1,680
1.051% due 12/25/2039		2,057	2,052
1.131% due 07/25/2039		911	909
1.832% due 07/01/2044		88	87
2.565% due 11/01/2035		30	31
2.645% due 11/01/2034		33	33
2.871% due 10/01/2034		13	13
2.995% due 09/01/2036		635	667
2.997% due 05/01/2036		605	632
3.027% due 07/01/2036		594	621
3.126% due 08/01/2036		644	673
3.203% due 11/01/2035		113	116
3.219% due 09/01/2035		73	75
3.222% due 07/01/2035		132	135
3.330% due 08/01/2035		1,018	1,047
3.382% due 07/01/2034		25	26
3.510% due 05/01/2035		59	60
3.670% due 07/01/2034		17	18
3.874% due 05/01/2035		50	52
4.107% due 12/01/2033		38	39
4.962% due 06/01/2035		325	339
6.000% due 08/01/2036 - 11/01/2037		1,984	2,106
6.500% due 10/01/2036		1,070	1,148
Freddie Mac
0.271% due 12/25/2036		1,361	1,317
0.533% due 02/15/2037		57	57
0.563% due 02/15/2037		231	228
0.573% due 02/15/2037		642	632
0.583% due 12/15/2030		24	24
0.633% due 06/15/2018		18	17
0.983% due 08/15/2036		800	797
1.083% due 11/15/2039		691	689
1.088% due 01/15/2038		792	790
1.832% due 02/25/2045		77	71
4.700% due 06/01/2035		146	151
4.713% due 08/01/2035		203	209
5.000% due 07/15/2024		47	47
5.500% due 10/01/2035		186	197
6.000% due 01/01/2037 - 01/01/2040		1,028	1,091

Total U.S. Government Agencies (Cost $24,906)			24,990

U.S. TREASURY OBLIGATIONS 12.8%
U.S. Treasury Notes
1.000% due 07/31/2011 (d)		1,000	1,002

1.000% due 08/31/2011		1,000	1,001
1.000% due 10/31/2011		8,300	8,295

Total U.S. Treasury Obligations (Cost $10,350)			10,298

MORTGAGE-BACKED SECURITIES 16.1%
Banc of America Funding Corp.
6.086% due 01/20/2047		931	658
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		355	344
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		939	580
5.673% due 12/26/2046		523	297
Citigroup Mortgage Loan Trust, Inc.
2.990% due 12/25/2035		42	37
First Horizon Asset Securities, Inc.
5.377% due 08/25/2035		619	534
GMAC Mortgage Corp. Loan Trust
3.879% due 11/19/2035		41	32
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		286	258
0.311% due 01/25/2047		424	368
0.501% due 11/25/2045		20	11
Greenpoint Mortgage Pass-Through Certificates
3.829% due 10/25/2033		497	367
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		100	99
0.453% due 05/19/2035		46	24
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		68	64
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		109	101
Mellon Residential Funding Corp.
0.673% due 12/15/2030		272	246
Merrill Lynch Floating Trust
0.303% due 06/15/2022		1,717	1,552
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		487	334
MLCC Mortgage Investors, Inc.
2.173% due 01/25/2029		217	202
Morgan Stanley Capital I
0.294% due 10/15/2020		241	213
Structured Adjustable Rate Mortgage Loan Trust
4.289% due 01/25/2035		949	753
5.245% due 08/25/2035		422	294
Structured Asset Mortgage Investments, Inc.
0.483% due 07/19/2035		219	126
0.511% due 02/25/2036		60	33
Structured Asset Securities Corp.
3.716% due 10/25/2035		154	127
Thornburg Mortgage Securities Trust
0.351% due 10/25/2046		160	157
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021		1,062	906
WaMu Mortgage Pass-Through Certificates
0.501% due 12/25/2045		29	21
0.521% due 10/25/2045		31	22
0.871% due 12/25/2027		1,050	793
1.274% due 01/25/2047		344	210
1.544% due 02/25/2046		2,238	1,273
1.744% due 11/25/2042		54	36
1.903% due 05/25/2041		11	10
2.509% due 02/27/2034		460	373
2.759% due 10/25/2046		397	237
2.772% due 12/25/2046		2,336	1,268

Total Mortgage-Backed Securities (Cost $17,816)			12,960

ASSET-BACKED SECURITIES 0.2%
Countrywide Asset-Backed Certificates
0.291% due 03/25/2037		1	1
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037		21	21
Morgan Stanley IXIS Real Estate Capital Trust
0.281% due 11/25/2036		49	48
SBI HELOC Trust
0.401% due 08/25/2036		24	22
Securitized Asset-Backed Receivables LLC Trust
0.281% due 09/25/2036		21	21

Total Asset-Backed Securities (Cost $116)			113

SOVEREIGN ISSUES 3.9%
Korea Development Bank
0.547% due 11/22/2012		100	94
Societe Financement de l’Economie Francaise
0.484% due 07/16/2012		3,000	3,019

Total Sovereign Issues (Cost $3,100)			3,113

FOREIGN CURRENCY-DENOMINATED ISSUES 2.6%
ASB Finance Ltd.
0.765% due 02/13/2012	EUR	500	695
Morgan Stanley
1.048% due 03/01/2013		100	137
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	200	196
Sumitomo Mitsui Banking Corp.
1.049% due 12/29/2049	JPY	100,000	1,058

Total Foreign Currency-Denominated Issues (Cost $1,737)			2,086

	SHARES
COMMON STOCKS 0.1%
CIT Group, Inc.		2,410	67

Total Common Stocks (Cost $26)			67

CONVERTIBLE PREFERRED SECURITIES 0.6%
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)		1,400	6
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		96,000	485

Total Convertible Preferred Securities (Cost $1,700)			491

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.9%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.005% due 01/04/2010		$227	227

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $235. Repurchase proceeds are $227.)
U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (f)		35	35

U.S. TREASURY BILLS 0.8%
0.140% due 03/11/2010 - 03/25/2010 (b)(d)(f)		665	665

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 8.8%
		704,380	7,052

Total Short-Term Instruments (Cost $7,980)			7,979

Total Investments 100.9% (Cost $86,537)			$81,025
Written Options (h) (0.1%) (Premiums $160)			(54)
Other Assets and Liabilities (Net) (0.8%)			(662)

Net Assets 100.0%			$80,309

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $1,243 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $15,214 at a weighted average interest rate of 0.306%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $126 and cash of $20 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	2	$6
90-Day Eurodollar June Futures	Long	06/2010	7	(3)
90-Day Eurodollar March Futures	Long	03/2010	52	2

				$5

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	0.910%	12/20/2012	5.659%	$400	$(50)	$0	$(50)
American International Group, Inc.	BOA	0.930%	12/20/2012	5.659%	600	(74)	0	(74)
American International Group, Inc.	RBS	0.780%	12/20/2012	5.659%	400	(51)	0	(51)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.182%	300	(1)	0	(1)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	3.687%	100	1	0	1
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.468%	200	17	4	13
General Electric Capital Corp.	BNP	4.600%	12/20/2013	1.590%	600	68	0	68
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.590%	300	35	0	35
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.578%	100	14	4	10
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.578%	100	14	4	10
GMAC, Inc.	GSC	3.200%	09/20/2012	4.042%	300	(6)	0	(6)
GMAC, Inc.	JPM	3.670%	09/20/2012	4.042%	1,000	(7)	0	(7)
International Lease Finance Corp.	UBS	5.000%	06/20/2010	7.187%	200	(1)	(2)	1
JSC Gazprom	BCLY	0.740%	01/20/2012	2.009%	800	(18)	0	(18)
JSC Gazprom	DUB	1.000%	10/20/2011	1.923%	400	(6)	0	(6)
MBIA, Inc.	BOA	2.800%	12/20/2012	57.632%	400	(268)	0	(268)
MBIA, Inc.	DUB	3.400%	12/20/2012	39.847%	400	(244)	0	(244)
MetLife, Inc.	JPM	1.700%	03/20/2013	1.270%	600	8	0	8
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.691%	1,000	4	3	1
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	1.350%	500	(26)	0	(26)
National Australia Bank	UBS	0.000%	03/20/2010	0.423%	800	(1)	(1)	0
New York, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	1.350%	500	(26)	0	(26)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	0.901%	800	23	0	23
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	0.901%	500	15	0	15
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	0.901%	300	10	0	10
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	0.901%	300	14	0	14
SLM Corp.	BOA	5.000%	12/20/2011	4.205%	100	2	(7)	9
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.765%	100	1	1	0

						$(553)	$6	$(559)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	2,400	$4	$0	$4
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,500	4	0	4
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		600	2	0	2
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		900	19	1	18
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		800	19	1	18
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(17)	(18)	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		1,500	26	(1)	27
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		1,600	28	(1)	29
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	9	1	8
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$1,400	34	29	5
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		1,100	26	23	3

							$154	$35	$119

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(4)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	eRAFI 1000 Index	9,789	1-Month USD-LIBOR plus 0.200%	$996	02/26/2010	CSFB	$20
Receive	eRAFI 1000 Index	13,292	1-Month USD-LIBOR plus 0.300%	1,373	03/12/2010	CSFB	8
Receive	eRAFI 1000 Index	750,700	1-Month USD-LIBOR plus 0.200%	76,059	04/15/2010	MLP	424
Receive	eRAFI 1000 Index	4,600	1-Month USD-LIBOR plus 0.200%	475	09/15/2010	MLP	3

							$455

(4)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME S&P 500 Index January Futures	$1,140.000	01/15/2010	3	$5	$3
Put - CME S&P 500 Index January Futures	1,050.000	01/15/2010	3	6	3

				$11	$6

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	5,000	$35	$17
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		$2,000	20	4
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		800	5	4
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		1,000	10	2
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		4,000	42	10
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010		3,000	17	2
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		1,000	11	2
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		1,000	8	6
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		200	1	1

								$149	$48

(i) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	34	02/2010	DUB	$1	$0	$1
Sell		1,502	02/2010	DUB	0	(77)	(77)
Buy		2,849	02/2010	HSBC	34	0	34
Buy		23	02/2010	RBC	0	0	0
Buy	CAD	90	01/2010	JPM	2	0	2
Sell	CNY	95	03/2010	BCLY	0	0	0
Sell		156	03/2010	CITI	0	0	0
Sell		404	03/2010	DUB	0	0	0
Buy		203	03/2010	HSBC	0	0	0
Buy		609	03/2010	JPM	0	(1)	(1)
Sell		156	03/2010	MSC	0	0	0
Buy		27	08/2010	BCLY	0	0	0
Buy		27	08/2010	DUB	0	0	0
Buy		163	08/2010	HSBC	0	0	0
Buy		4,979	08/2010	JPM	1	(1)	0
Buy		306	08/2010	MSC	0	0	0
Buy		93	11/2010	BCLY	0	0	0
Buy		153	11/2010	CITI	0	0	0
Buy		397	11/2010	DUB	0	(1)	(1)
Buy		152	11/2010	MSC	0	(1)	(1)
Sell	EUR	320	01/2010	UBS	6	0	6
Sell		267	02/2010	RBS	14	0	14
Sell	GBP	115	01/2010	CITI	6	0	6
Buy	IDR	1,124,125	01/2010	BCLY	4	0	4
Buy		101,700	10/2010	BOA	0	0	0
Buy		606,100	10/2010	CITI	1	0	1
Buy		101,700	10/2010	RBS	0	0	0
Buy		198,666	10/2010	UBS	0	0	0
Sell	JPY	113,594	01/2010	BNP	46	0	46
Buy	KRW	73,363	02/2010	CITI	1	0	1
Buy		35,298	02/2010	DUB	0	0	0
Buy		23,524	02/2010	MSC	0	0	0
Buy		58,815	02/2010	UBS	1	0	1
Buy		21,000	07/2010	BCLY	0	0	0
Buy		41,521	07/2010	DUB	1	0	1
Buy		34,489	07/2010	MSC	0	0	0
Buy		63,676	08/2010	BCLY	1	0	1
Buy		82,552	08/2010	MSC	0	0	0
Buy		37,124	11/2010	BCLY	0	0	0
Buy		20,294	11/2010	CITI	0	0	0
Buy	MXN	3,097	04/2010	JPM	2	0	2
Buy	MYR	37	02/2010	BCLY	0	0	0
Buy		54	02/2010	DUB	0	0	0
Buy		138	02/2010	HSBC	0	0	0
Buy		17	02/2010	JPM	0	0	0
Buy		104	06/2010	BCLY	0	0	0
Buy		104	06/2010	DUB	0	0	0
Buy		11	06/2010	MSC	0	0	0
Buy	SGD	38	02/2010	JPM	0	(1)	(1)
Buy		51	03/2010	BCLY	0	(1)	(1)
Buy		39	03/2010	MSC	0	0	0
Buy		21	03/2010	RBS	0	0	0
Buy		64	06/2010	CITI	0	(1)	(1)
Buy	TWD	271	06/2010	BOA	0	0	0
Buy		318	06/2010	DUB	0	0	0
Buy		350	06/2010	MSC	0	0	0
Buy		44	10/2010	BCLY	0	0	0
Buy		130	10/2010	CITI	0	0	0

					$121	$(84)	$37

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$16,717	$1,911	$18,628
U.S. Government Agencies	0	24,990	0	24,990
U.S. Treasury Obligations	0	10,298	0	10,298
Mortgage-Backed Securities	0	12,960	0	12,960
Short-Term Instruments	7,052	927	0	7,979
Other Investments+++	67	5,044	1,059	6,170

Investments, at value	$7,119	$70,936	$2,970	$81,025
Financial Derivative Instruments++++	$(1)	$(7)	$11	$3

Total	$7,118	$70,929	$2,981	$81,028

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$1,908	$(1)	$0	$4	$0	$1,911	$4
Other Investments+++	951	0	0	0	108	0	1,059	108

Investments, at value	$951	$1,908	$(1)	$0	$112	$0	$2,970	$112
Financial Derivative Instruments++++	$(43,801)	$0	$0	$0	$43,812	$0	$11	$10

Total	$(42,850)	$1,908	$(1)	$0	$43,924	$0	$2,981	$122

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Fundamental IndexPLUSTM TR Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 34.8%
BANKING & FINANCE 25.1%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$700	$748
American Express Credit Corp.
5.875% due 05/02/2013		700	752
American Express Travel Related Services Co., Inc.
0.435% due 06/01/2011		300	295
5.250% due 11/21/2011		300	315
American General Finance Corp.
6.900% due 12/15/2017		1,600	1,112
American International Group, Inc.
5.050% due 10/01/2015		100	84
5.850% due 01/16/2018		4,000	3,287
Bank of America Corp.
0.602% due 08/15/2016		400	348
6.500% due 08/01/2016		1,800	1,938
Barclays Bank PLC
6.050% due 12/04/2017		1,000	1,019
Bear Stearns Cos. LLC
6.950% due 08/10/2012		800	894
7.250% due 02/01/2018		500	575
Calabash Re Ltd.
8.844% due 01/08/2010		1,200	1,200
CIT Group, Inc.
7.000% due 05/01/2013		49	47
7.000% due 05/01/2014		74	69
7.000% due 05/01/2015		274	247
7.000% due 05/01/2016		124	109
7.000% due 05/01/2017		173	151
Comerica Bank
0.372% due 05/24/2011		2,400	2,336
Commonwealth Bank of Australia
0.704% due 07/12/2013		2,800	2,793
Deutsche Bank AG
0.572% due 02/17/2015		2,700	2,552
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,000	1,010
7.375% due 02/01/2011		1,700	1,735
Foundation Re II Ltd.
7.022% due 11/26/2010		1,400	1,388
HSBC Holdings PLC
6.500% due 05/02/2036		1,900	1,999
ICICI Bank Ltd.
0.824% due 01/12/2010		1,800	1,791
JPMorgan Chase & Co.
6.000% due 01/15/2018		900	969
7.900% due 04/29/2049		500	517
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,823
LBG Capital No.1 PLC
8.500% due 12/29/2049		100	74
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		100	20
3.011% due 12/23/2010 (a)		900	180
6.200% due 09/26/2014 (a)		400	80
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,200	2,374
Morgan Stanley
2.372% due 05/14/2010		1,500	1,511
National Australia Bank Ltd.
5.350% due 06/12/2013		800	862
Northern Rock PLC
5.625% due 06/22/2017		2,800	2,634
Petroleum Export Ltd.
5.265% due 06/15/2011		44	43
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	997
Resona Bank Ltd.
5.850% due 09/29/2049		200	175
Royal Bank of Scotland Group PLC
0.672% due 04/08/2011		5,900	5,915
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		900	810
Societe Generale
5.922% due 04/29/2049		600	468
Sun Life Financial Global Funding LP
0.501% due 07/06/2010		1,009	1,005
Temasek Financial I Ltd.
4.300% due 10/25/2019		300	295
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	206
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		300	344
UBS AG
5.750% due 04/25/2018		600	612
5.875% due 12/20/2017		700	721

			51,429

INDUSTRIALS 7.6%
Amgen, Inc.
6.900% due 06/01/2038		314	366
AstraZeneca PLC
5.900% due 09/15/2017		400	445
6.450% due 09/15/2037		300	339
C8 Capital SPV Ltd.
6.640% due 12/29/2049		4,200	2,922
CODELCO, Inc.
6.150% due 10/24/2036		100	103
Comcast Corp.
5.875% due 02/15/2018		300	319
6.450% due 03/15/2037		300	310
Dow Chemical Co.
4.850% due 08/15/2012		1,500	1,577
Gaz Capital S.A.
6.212% due 11/22/2016		200	192
International Business Machines Corp.
5.700% due 09/14/2017		742	813
Kraft Foods, Inc.
6.125% due 02/01/2018		800	843
Peabody Energy Corp.
7.875% due 11/01/2026		300	306
Petrobras International Finance Co.
7.875% due 03/15/2019		2,000	2,316
Roche Holdings, Inc.
7.000% due 03/01/2039		127	154
Rohm and Haas Co.
6.000% due 09/15/2017		500	517
Time Warner, Inc.
5.875% due 11/15/2016		2,100	2,270
TransCanada Pipelines Ltd.
7.625% due 01/15/2039		300	371
UnitedHealth Group, Inc.
4.875% due 02/15/2013		700	733
Williams Cos., Inc.
6.375% due 10/01/2010		700	713

			15,609

UTILITIES 2.1%
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		600	617
NGPL PipeCo. LLC
6.514% due 12/15/2012		800	870
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		250	250
Verizon Wireless Capital LLC
2.869% due 05/20/2011		2,600	2,689

			4,426

Total Corporate Bonds & Notes (Cost $71,732)			71,464

MUNICIPAL BONDS & NOTES 1.1%
California State General Obligation Bonds, Series 2009
7.550% due 04/01/2039		1,300	1,261
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031		1,000	1,002

Total Municipal Bonds & Notes (Cost $2,304)			2,263

U.S. GOVERNMENT AGENCIES 68.6%
Fannie Mae
0.291% due 12/25/2036		492	455
0.581% due 09/25/2042		780	761
1.832% due 06/01/2043 - 07/01/2044		651	647
2.565% due 11/01/2035		243	244
2.746% due 12/01/2033		400	415
2.871% due 10/01/2034		115	118
3.104% due 10/01/2035		316	323
3.219% due 09/01/2035		475	485
3.222% due 07/01/2035		715	731
3.295% due 09/01/2035		665	681
3.419% due 07/01/2035		585	600
3.499% due 07/01/2034		541	558
3.565% due 03/01/2035		74	74
3.855% due 05/25/2035		121	121
4.107% due 12/01/2033		196	202
4.375% due 01/01/2035		679	704
4.500% due 08/01/2035		1,177	1,230
4.822% due 06/01/2035		1,390	1,449
4.962% due 06/01/2035		1,463	1,525
5.000% due 06/25/2027		200	204
5.500% due 10/01/2021 - 05/01/2037		3,155	3,319
5.500% due 08/01/2037 (f)		2,094	2,199
6.000% due 02/01/2029 - 10/01/2037		37,623	39,992
6.000% due 11/01/2036 - 01/01/2038 (f)		27,271	28,938
6.000% due 05/01/2037 (f)(g)		8,520	9,039
6.500% due 08/01/2029 - 01/01/2040		1,038	1,112
Freddie Mac
0.383% due 07/15/2019		1,111	1,097
0.491% due 08/25/2031		167	151
0.633% due 06/15/2018		106	105
1.832% due 02/25/2045		77	71
3.165% due 10/01/2035		779	801
3.498% due 09/01/2035		331	342
3.645% due 11/01/2034		587	609
4.700% due 06/01/2035		1,135	1,171
4.713% due 08/01/2035		949	980
5.500% due 01/01/2040		19,000	19,906
6.000% due 01/01/2040		8,000	8,484
Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037		921	975
Small Business Administration
5.290% due 12/01/2027		581	619
5.490% due 03/01/2028		4,501	4,776
5.600% due 09/01/2028		4,312	4,602

Total U.S. Government Agencies (Cost $136,290)			140,815

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Bonds
4.250% due 05/15/2039		3,900	3,660
4.375% due 11/15/2039		900	862
4.500% due 08/15/2039 (g)		100	98
U.S. Treasury Notes
1.000% due 09/30/2011		1,000	1,000
2.625% due 12/31/2014		1,500	1,496
2.750% due 11/30/2016		900	866

Total U.S. Treasury Obligations (Cost $8,123)			7,982

MORTGAGE-BACKED SECURITIES 14.0%
American Home Mortgage Investment Trust
2.231% due 02/25/2045		195	147
Banc of America Commercial Mortgage, Inc.
5.738% due 05/10/2045		900	886
Bear Stearns Adjustable Rate Mortgage Trust
3.770% due 01/25/2034		1,314	1,166
Bear Stearns Alt-A Trust
0.391% due 02/25/2034		684	460
5.378% due 09/25/2035		177	118
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	87
5.471% due 01/12/2045		300	285
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		650	401
Citigroup Mortgage Loan Trust, Inc.
2.990% due 12/25/2035		424	375
4.700% due 12/25/2035		239	213
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		900	770
Countrywide Alternative Loan Trust
0.411% due 05/25/2047		661	332
0.511% due 02/25/2037		3,035	1,569
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		172	113
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		100	87
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		109	110
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.311% due 02/25/2037		634	612
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		413	373
0.311% due 01/25/2047		551	478
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	97
5.444% due 03/10/2039		500	443
GSR Mortgage Loan Trust
3.336% due 09/25/2035		1,374	1,193
5.234% due 11/25/2035		1,114	925
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		90	50
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		152	143
3.176% due 01/25/2036		599	375
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		2,900	2,453
5.882% due 02/15/2051		300	261
JPMorgan Mortgage Trust
5.750% due 01/25/2036		118	98
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		143	143
Mellon Residential Funding Corp.
0.673% due 12/15/2030		2,003	1,806
Merrill Lynch Countrywide Commercial Mortgage Trust
0.000% due 07/09/2021		1,500	1,276
5.485% due 03/12/2051		600	490
Merrill Lynch Floating Trust
0.303% due 06/15/2022		2,714	2,453
Morgan Stanley Capital I
5.364% due 03/15/2044		2,500	2,158
5.809% due 12/12/2049		100	86
Structured Adjustable Rate Mortgage Loan Trust
1.881% due 01/25/2035		496	234
3.394% due 08/25/2034		891	779
Structured Asset Mortgage Investments, Inc.
0.511% due 02/25/2036		300	163
TBW Mortgage-Backed Pass-Through Certificates
0.341% due 01/25/2037		55	49
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		619	595
0.351% due 10/25/2046		1,015	996
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021		1,925	1,643
5.509% due 04/15/2047		400	322
WaMu Mortgage Pass-Through Certificates
0.521% due 10/25/2045		92	66
1.744% due 11/25/2042		81	53
1.903% due 05/25/2041		77	70
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		973	805

Total Mortgage-Backed Securities (Cost $34,036)			28,807

ASSET-BACKED SECURITIES 2.9%
ACE Securities Corp.
0.281% due 12/25/2036		145	120
Asset-Backed Funding Certificates
0.291% due 11/25/2036		63	63
Asset-Backed Securities Corp. Home Equity
0.506% due 09/25/2034		151	126
Bear Stearns Asset-Backed Securities Trust
0.281% due 11/25/2036		321	301
Countrywide Asset-Backed Certificates
0.281% due 05/25/2037		1,244	1,218
0.281% due 03/25/2047		12	11
0.281% due 05/25/2047		198	191
0.291% due 03/25/2037		4	4
0.301% due 06/25/2047		287	270
0.311% due 06/25/2037		247	237
0.341% due 10/25/2046		95	93
Credit-Based Asset Servicing & Securitization LLC
0.291% due 11/25/2036		251	179
First Franklin Mortgage Loan Asset-Backed Certificates
0.281% due 11/25/2036		349	340
Fremont Home Loan Trust
0.281% due 10/25/2036		428	380
0.291% due 01/25/2037		246	172
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036		139	100
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037		29	29
JPMorgan Mortgage Acquisition Corp.
0.281% due 08/25/2036		6	6
0.281% due 10/25/2036		1,502	1,386
Long Beach Mortgage Loan Trust
0.411% due 08/25/2035		6	6
0.511% due 10/25/2034		17	13
Morgan Stanley ABS Capital I
0.271% due 10/25/2036		75	73
0.281% due 10/25/2036		37	36
Park Place Securities, Inc.
0.543% due 10/25/2034		505	413
SBI HELOC Trust
0.401% due 08/25/2036		83	76
Structured Asset Securities Corp.
0.281% due 10/25/2036		168	160

Total Asset-Backed Securities (Cost $6,608)			6,003

SOVEREIGN ISSUES 1.3%
Brazil Government International Bond
8.000% due 01/15/2018		567	649
Export-Import Bank of China
4.875% due 07/21/2015		100	107
Mexico Government International Bond
5.950% due 03/19/2019		300	319
Societe Financement de l’Economie Francaise
0.484% due 07/16/2012		1,000	1,006
2.375% due 03/26/2012		600	608

Total Sovereign Issues (Cost $2,510)			2,689

FOREIGN CURRENCY-DENOMINATED ISSUES 6.8%
Barclays Bank PLC
14.000% due 11/29/2049	GBP	1,000	2,076
Brazil Government International Bond
10.250% due 01/10/2028	BRL	600	346
Citigroup, Inc.
4.750% due 02/10/2019	EUR	1,000	1,249
Fortis Bank Nederland NV
3.000% due 04/17/2012		100	147
General Electric Capital Corp.
5.500% due 09/15/2067		3,400	3,802
JPMorgan Chase & Co.
0.956% due 09/26/2013		1,500	2,100
KeyCorp
0.915% due 11/22/2010		1,500	2,027
LeasePlan Corp. NV
3.125% due 02/10/2012		400	588
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		1,000	727
SLM Corp.
2.750% due 03/15/2011	CHF	700	654
Swedbank AB
3.625% due 12/02/2011	EUR	100	147

Total Foreign Currency-Denominated Issues (Cost $14,266)			13,863

	SHARES
COMMON STOCKS 0.0%
CIT Group, Inc.		1,807	50

Total Common Stocks (Cost $20)			50

CONVERTIBLE PREFERRED SECURITIES 2.6%
American International Group, Inc.
8.500% due 08/01/2011		44,400	503
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		80,000	404
Wells Fargo & Co.
7.500% due 12/31/2049		4,700	4,315

Total Convertible Preferred Securities (Cost $3,894)			5,222

PREFERRED STOCKS 1.1%
DG Funding Trust
2.532% due 12/31/2049		243	2,156

Total Preferred Stocks (Cost $2,585)			2,156

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.005% due 01/04/2010		$514	514

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $525. Repurchase proceeds are $514.)
U.S. CASH MANAGEMENT BILLS 0.3%
0.190% due 04/01/2010 (g)		573	573

U.S. TREASURY BILLS 0.1%
0.145% due 02/25/2010 - 03/11/2010 (b)(d)(e)(g)		240	240

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.1%
		28,517	285

Total Short-Term Instruments (Cost $1,612)			1,612

Total Investments 137.9% (Cost $283,980)			$282,926
Written Options (i) (0.1%) (Premiums $596)			(252)
Other Assets and Liabilities (Net) (37.8%)			(77,480)

Net Assets 100.0%			$205,194

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $40 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) Securities with an aggregate market value of $10 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $160,870 at a weighted average interest rate of 0.333%. On December 31, 2009, securities valued at $39,465 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $1,121 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	17	$9
90-Day Eurodollar December Futures	Long	12/2010	67	93
90-Day Eurodollar June Futures	Long	06/2010	254	460
90-Day Eurodollar March Futures	Long	03/2010	300	1,050
90-Day Eurodollar September Futures	Long	09/2010	17	61
Euro-Bobl March Futures	Long	03/2010	10	(10)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	8	(22)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	2	1
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	2	(2)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	145	(146)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	23	(76)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	4	3
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	11	7
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	7	3
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	11	8

				$1,439

(h) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	1.750%	03/20/2013	0.714%	$1,300	$43	$0	$43
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.294%	300	12	0	12
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.257%	1,500	(11)	0	(11)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.542%	1,500	(38)	0	(38)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.590%	700	82	0	82
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.590%	700	72	0	72
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.584%	600	89	21	68
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.590%	800	95	0	95
GMAC, Inc.	JPM	4.850%	09/20/2012	4.042%	500	11	0	11
International Lease Finance Corp.	JPM	5.000%	06/20/2010	7.187%	2,100	(18)	(53)	35
JSC Gazprom	BCLY	1.600%	12/20/2012	2.258%	1,800	(32)	0	(32)
JSC Gazprom	JPM	2.170%	02/20/2013	2.290%	1,000	5	0	5
JSC Gazprom	MSC	2.180%	02/20/2013	2.290%	400	2	0	2
SLM Corp.	CITI	5.000%	12/20/2013	4.981%	1,600	4	(228)	232
SLM Corp.	JPM	4.300%	03/20/2013	4.675%	1,900	(17)	0	(17)
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.765%	100	1	1	0
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.765%	200	2	1	1
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.765%	100	1	1	0
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.765%	100	1	1	0

						$304	$(256)	$560

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,815	$0	$0	$0
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	963	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	2,990	51	0	51
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	675	11	0	11
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	1,543	25	0	25
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	12	0	12

					$100	$0	$100

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,400	$130	$(1)	$131
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	3,000	5	0	5
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,900	5	0	5
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		800	3	0	3
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		1,300	21	(2)	23
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		1,300	21	(2)	23
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,700	57	3	54
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,100	26	1	25
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		3,300	(56)	(60)	4
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(6)	0	(6)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(4)	0	(4)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(8)	0	(8)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	26	0	26
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	55	(22)	77
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	9	1	8
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	27	3	24
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	11,700	(68)	9	(77)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		2,100	(12)	1	(13)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$1,800	41	38	3
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		8,900	202	187	15
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	6,000	40	0	40
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	127	(13)	140
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		1,100	(7)	3	(10)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		3,300	(20)	0	(20)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		3,600	(22)	(2)	(20)

							$592	$144	$448

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	920,601	1-Month USD-LIBOR plus 0.250%	$93,679	02/26/2010	BCLY	$1,939
Receive	eRAFI 1000 Index	69,775	1-Month USD-LIBOR plus 0.200%	7,100	02/26/2010	CSFB	147
Receive	eRAFI 1000 Index	883,253	1-Month USD-LIBOR plus 0.200%	91,236	04/15/2010	CSFB	307
Pay	eRAFI 1000 Index	38,336	1-Month USD-LIBOR plus 0.200%	3,960	04/15/2010	MLP	(23)
Receive	eRAFI 1000 Index	68,767	1-Month USD-LIBOR plus 0.200%	7,103	04/15/2010	MLP	41
Receive	eRAFI 1000 Index	36,654	1-Month USD-LIBOR plus 0.200%	3,786	09/15/2010	MLP	22

							$2,433

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$120.000	02/19/2010	42	$27	$2
Call - CBOT U.S. Treasury 10-Year Note March Futures	121.000	02/19/2010	16	5	0
Call - CME S&P 500 Index January Futures	1,140.000	01/15/2010	9	15	10
Put - CBOT U.S. Treasury 10-Year Note March Futures	116.000	02/19/2010	16	11	25
Put - CME S&P 500 Index January Futures	1,050.000	01/15/2010	9	20	7

				$78	$44

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$300	$1	$0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	300	3	5
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	4,000	94	76
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	500	1	0
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	500	4	8
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	400	4	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	400	4	8
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	200	0	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	200	2	3
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	3,000	30	6
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,000	125	44
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,300	8	7
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	13,000	188	24
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,000	38	15
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,000	16	11

							$518	$208

(j) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2040	$4,000	$4,220	$4,187
Fannie Mae	6.000%	01/01/2040	26,000	27,672	27,540
Fannie Mae	6.000%	02/01/2040	44,000	46,785	46,468

				$78,677	$78,195

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,348	01/2010	RBS	$0	$(40)	$(40)
Sell		46	01/2010	RBS	0	0	0
Buy	BRL	2,768	02/2010	DUB	142	0	142
Buy		71	02/2010	HSBC	0	0	0
Buy		73	02/2010	RBC	0	0	0
Buy	CAD	586	01/2010	JPM	10	0	10
Sell	CHF	601	03/2010	CITI	0	(2)	(2)
Buy	CNY	993	03/2010	BCLY	0	(2)	(2)
Sell		957	03/2010	BCLY	1	0	1
Sell		1,540	03/2010	CITI	1	0	1
Sell		3,969	03/2010	DUB	3	0	3
Buy		995	03/2010	HSBC	0	(1)	(1)
Buy		6,053	03/2010	JPM	0	(8)	(8)
Sell		1,574	03/2010	MSC	1	0	1
Buy		219	08/2010	BCLY	0	(1)	(1)
Buy		286	08/2010	DUB	0	(1)	(1)
Buy		296	08/2010	HSBC	0	0	0
Buy		1,020	08/2010	JPM	1	(1)	0
Buy		557	08/2010	MSC	1	0	1
Buy		935	11/2010	BCLY	0	(1)	(1)
Buy		1,506	11/2010	CITI	0	(2)	(2)
Buy		3,894	11/2010	DUB	0	(6)	(6)
Buy		1,535	11/2010	MSC	0	(3)	(3)
Sell	EUR	3,264	02/2010	RBS	165	0	165
Sell		4,783	03/2010	GSC	92	0	92
Buy	GBP	280	01/2010	CITI	6	0	6
Sell		4,153	01/2010	CITI	199	0	199
Buy		714	01/2010	GSC	3	(22)	(19)
Buy	IDR	203,400	10/2010	BOA	1	0	1
Buy		1,818,302	10/2010	CITI	4	0	4
Buy		203,400	10/2010	RBS	1	0	1
Buy		496,665	10/2010	UBS	0	0	0
Sell	JPY	45,787	01/2010	BNP	18	0	18
Buy	KRW	36,789	02/2010	CITI	0	0	0
Buy		94,128	02/2010	DUB	1	0	1
Buy		47,048	02/2010	MSC	0	0	0
Buy		164,682	02/2010	UBS	1	0	1
Buy		10,000	07/2010	BCLY	0	0	0
Buy		20,783	07/2010	DUB	0	0	0
Buy		17,295	07/2010	MSC	0	0	0
Buy		239,381	08/2010	BCLY	3	0	3
Buy		41,397	08/2010	MSC	0	0	0
Buy		18,617	11/2010	BCLY	0	0	0
Buy		10,176	11/2010	CITI	0	0	0
Buy	MYR	135	02/2010	BCLY	0	0	0
Buy		199	02/2010	DUB	0	(1)	(1)
Buy		380	02/2010	HSBC	1	0	1
Buy		63	02/2010	JPM	0	0	0
Buy		278	06/2010	BCLY	1	0	1
Buy		278	06/2010	DUB	1	0	1
Buy		40	06/2010	MSC	0	0	0
Buy	SGD	32	02/2010	JPM	0	0	0
Buy		43	03/2010	BCLY	0	0	0
Buy		33	03/2010	MSC	0	0	0
Buy		18	03/2010	RBS	0	0	0
Buy		54	06/2010	CITI	0	(1)	(1)
Buy	TWD	1,003	06/2010	BOA	1	0	1
Buy		1,178	06/2010	DUB	1	0	1
Buy		1,296	06/2010	MSC	1	0	1
Buy		163	10/2010	BCLY	0	0	0
Buy		482	10/2010	CITI	0	0	0

					$660	$(92)	$568

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$71,390	$74	$71,464
U.S. Government Agencies	0	140,815	0	140,815
Mortgage-Backed Securities	0	28,807	0	28,807
Foreign Currency-Denominated Issues	0	13,863	0	13,863
Other Investments+++	5,153	20,668	2,156	27,977

Investments, at value	$5,153	$275,543	$2,230	$282,926
Short Sales, at value	$0	$(78,195)	$0	$(78,195)
Financial Derivative Instruments++++	$1,422	$1,914	$1,960	$5,296

Total	$6,575	$199,262	$4,190	$210,027

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$100	$0	$0	$(26)	$0	$74	$(26)
Other Investments+++	0	0	0	0	(278)	2,434	2,156	(278)

Investments, at value	$0	$100	$0	$0	$(304)	$2,434	$2,230	$(304)
Financial Derivative Instruments++++	$(63,107)	$0	$0	$0	$65,271	$(204)	$1,960	$(3,858)

Total	$(63,107)	$100	$0	$0	$64,967	$2,230	$4,190	$(4,162)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Global Advantage Strategy Bond Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.5%
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	$183
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		$3,000	3,598

Total Australia (Cost $3,607)			3,781

BERMUDA 0.1%
Noble Group Ltd.
6.750% due 01/29/2020		$600	618

Total Bermuda (Cost $621)			618

BRAZIL 5.8%
Brazil Government International Bond
6.000% due 01/17/2017		$60	65
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	55,477	30,783
10.000% due 01/01/2017		7,156	3,532
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$2,000	2,178
Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		1,500	1,691
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,600	3,717
Petrobras International Finance Co.
7.875% due 03/15/2019		4,000	4,631
Vale Overseas Ltd.
6.250% due 01/11/2016		30	32
6.875% due 11/21/2036		130	130

Total Brazil (Cost $43,306)			46,759

CANADA 0.1%
TransCanada Pipelines Ltd.
7.125% due 01/15/2019		$68	80
7.625% due 01/15/2039		310	383

Total Canada (Cost $404)			463

CHILE 0.0%
CODELCO, Inc.
7.500% due 01/15/2019		$40	47

Total Chile (Cost $42)			47

DENMARK 0.5%
Danske Bank A/S
4.500% due 07/01/2016	EUR	1,800	2,703
4.875% due 06/11/2013		700	1,072
Dong Energy A/S
3.500% due 06/29/2012		400	583

Total Denmark (Cost $4,204)			4,358

FINLAND 0.2%
Nokia Corp.
5.375% due 05/15/2019		$1,150	1,176

Total Finland (Cost $1,178)			1,176

FRANCE 7.2%
Banques Populaires Covered Bond
3.875% due 06/05/2014	EUR	2,400	3,563
BNP Paribas Home Loan Covered Bonds S.A.
2.875% due 05/22/2012		200	291
3.000% due 07/23/2013		550	798
4.500% due 05/30/2014		450	686
4.750% due 05/28/2013		50	77
Caisse Refinancement de l’Habitat
4.500% due 10/25/2017		2,500	3,764
Carrefour S.A.
5.375% due 06/12/2015		50	79
CIF Euromortgage
3.250% due 10/20/2015		800	1,142
4.125% due 12/19/2014		700	1,052
CM-CIC Covered Bonds
4.750% due 07/17/2012		2,000	3,038
Compagnie de Financement Foncier
3.750% due 01/24/2017		1,300	1,876
4.500% due 01/09/2013		750	1,138
4.625% due 09/23/2017		300	456
4.875% due 05/25/2021		100	151
Credit Agricole Covered Bonds
4.500% due 01/29/2016		150	229
Dexia Credit Local
0.899% due 09/23/2011		$1,000	1,009
Dexia Municipal Agency
3.125% due 09/15/2015	EUR	2,000	2,841
4.250% due 02/20/2013		77	116
4.500% due 04/27/2015		500	763
EDF S.A.
6.500% due 01/26/2019		$1,050	1,181
6.950% due 01/26/2039		22	26
France Government Bond
1.800% due 07/25/2040 (a)	EUR	243	352
2.250% due 07/25/2020 (a)		2,299	3,565
3.150% due 07/25/2032 (a)		186	337
3.500% due 04/25/2015		3,600	5,367
3.750% due 10/25/2019		800	1,157
4.000% due 10/25/2014		1,700	2,590
5.000% due 04/25/2012		400	619
5.750% due 10/25/2032		800	1,396
France Telecom S.A.
4.375% due 07/08/2014		$2,000	2,092
4.750% due 02/21/2017	EUR	50	75
France Treasury Notes
4.500% due 07/12/2013		5,000	7,735
GDF Suez
6.875% due 01/24/2019		45	78
Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		590	858
3.000% due 04/07/2014		1,545	2,246
3.375% due 05/05/2014		$2,980	3,041
Societe Generale
5.125% due 12/19/2013	EUR	50	77
Societe Generale Societe de Credit Fonciere
4.750% due 06/06/2013		700	1,070
5.000% due 03/27/2019		550	848

Total France (Cost $56,786)			57,779

GERMANY 4.3%
Berlin-Hannover Hypothekenbank
3.500% due 02/22/2013	EUR	27	40
Deutsche Genossenschafts-Hypothekenbank AG
4.500% due 01/17/2013		50	76
Deutsche Postbank AG
3.750% due 02/12/2014		50	75
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		1,300	1,989
4.875% due 06/17/2019		$900	953
Muenchener Hypothekenbank eG
5.000% due 01/16/2012	EUR	75	114
Republic of Germany
1.750% due 04/15/2020 (a)		829	1,229
3.250% due 01/04/2020		9,500	13,482
3.500% due 07/04/2019		100	145
3.750% due 01/04/2015		2,500	3,788
3.750% due 01/04/2019		6,800	10,081
4.000% due 01/04/2037		400	559
4.750% due 07/04/2034		349	543
5.500% due 01/04/2031		700	1,183

Total Germany (Cost $34,644)			34,257

ITALY 4.2%
Italy Buoni Poliennali Del Tesoro
2.600% due 09/15/2023 (a)	EUR	1,938	2,958
4.250% due 10/15/2012		18,200	27,541
UniCredit SpA
4.250% due 07/29/2016		2,405	3,573

Total Italy (Cost $34,974)			34,072

JAPAN 2.0%
Japan Government International Bond
0.900% due 03/20/2014	JPY	792,000	8,685
1.500% due 09/20/2018		154,000	1,710
1.700% due 03/20/2017		470,000	5,357

Total Japan (Cost $15,361)			15,752

LUXEMBOURG 0.4%
Telecom Italia Capital S.A.
4.950% due 09/30/2014		$1,000	1,037
6.175% due 06/18/2014		2,000	2,170

Total Luxembourg (Cost $3,143)			3,207

MEXICO 5.7%
Mexico Government International Bond
5.950% due 03/19/2019		$800	850
6.050% due 01/11/2040		3,200	3,092
7.750% due 12/14/2017	MXN	96,463	7,344
8.000% due 12/17/2015		2,500	195
8.500% due 12/13/2018		89,800	7,147
9.000% due 12/22/2011		2,300	187
9.000% due 12/20/2012		266,888	21,636
Pemex Project Funding Master Trust
5.750% due 03/01/2018		$30	31
6.625% due 06/15/2035		250	238
Petroleos Mexicanos
8.000% due 05/03/2019		4,230	4,917

Total Mexico (Cost $45,260)			45,637

NETHERLANDS 5.7%
ABN Amro Bank NV
3.250% due 01/18/2013	EUR	150	219
3.250% due 09/21/2015		4,850	6,923
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		$400	420
6.000% due 01/20/2017	EUR	30	48
E.ON International Finance BV
5.750% due 05/07/2020		40	65
EMF-NL
1.540% due 04/17/2041		600	515
1.640% due 10/17/2039		119	159
1.990% due 10/17/2041		200	120
Eurosail PLC
1.490% due 10/17/2040		457	486
Fortis Bank Nederland NV
3.000% due 04/17/2012		300	440
3.375% due 05/19/2014		1,817	2,678
ING Bank NV
2.625% due 02/09/2012		$750	767
3.375% due 03/03/2014	EUR	1,930	2,836
3.900% due 03/19/2014		$4,600	4,758
4.250% due 03/19/2013	EUR	700	1,051
4.750% due 05/27/2019		100	151
5.250% due 06/05/2018		2,200	3,438
LeasePlan Corp. NV
3.000% due 05/07/2012		$4,000	4,098
Netherlands Government Bond
2.750% due 01/15/2015	EUR	1,400	2,016
3.250% due 07/15/2015		1,000	1,469
5.000% due 07/15/2012		700	1,086
NIBC Bank NV
3.125% due 02/17/2012		1,350	1,989
3.500% due 04/07/2014		1,200	1,772
Rabobank Nederland NV
11.000% due 06/29/2049		$300	367
RWE Finance BV
5.000% due 02/10/2015	EUR	200	310
6.625% due 01/31/2019		50	86
SNS Bank NV
2.875% due 01/30/2012		3,000	4,368
3.500% due 03/10/2014		2,150	3,180

Total Netherlands (Cost $44,699)			45,815

NEW ZEALAND 0.2%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,401

Total New Zealand (Cost $1,417)			1,401

NORWAY 1.1%
DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	79
DnB NOR Boligkreditt
4.125% due 02/01/2013		4,950	7,401
4.625% due 07/03/2012		1,000	1,515

Total Norway (Cost $9,169)			8,995

POLAND 0.4%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	149
5.750% due 09/23/2022		132	44
6.000% due 11/24/2010		3,605	1,278
6.250% due 10/24/2015		5,680	2,011

Total Poland (Cost $3,313)			3,482

QATAR 1.5%
Qatar Government International Bond
5.250% due 01/20/2020		$4,000	4,050
6.400% due 01/20/2040		2,400	2,424
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		3,500	3,524
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		1,000	1,017
6.750% due 09/30/2019		1,000	1,107

Total Qatar (Cost $12,010)			12,122

RUSSIA 2.0%
Gaz Capital S.A.
8.146% due 04/11/2018		360	382
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		37	38
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		100	101
7.750% due 05/29/2018		300	329
9.000% due 06/11/2014		4,400	5,011
Russia Government International Bond
7.500% due 03/31/2030		9,078	10,325
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		100	117

Total Russia (Cost $14,726)			16,303

SOUTH AFRICA 0.4%
South Africa Government International Bond
6.875% due 05/27/2019		$3,100	3,495

Total South Africa (Cost $3,214)			3,495

SOUTH KOREA 1.9%
Export-Import Bank of Korea
5.875% due 01/14/2015		$1,000	1,076
8.125% due 01/21/2014		5,300	6,158
Korea Development Bank
8.000% due 01/23/2014		6,650	7,670

Total South Korea (Cost $14,350)			14,904

SPAIN 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
4.250% due 07/15/2014	EUR	1,900	2,842
Banco Santander S.A.
3.875% due 05/27/2014		2,300	3,395
Telefonica Emisiones SAU
4.949% due 01/15/2015		$500	535

Total Spain (Cost $6,543)			6,772

SUPRANATIONAL 0.0%
European Community
3.125% due 04/03/2014	EUR	90	132

Total Supranational (Cost $122)			132

SWEDEN 1.1%
Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	3,229
Stadshypotek AB
3.000% due 10/01/2014		300	428
3.750% due 12/12/2013		1,250	1,843
Svenska Handelsbanken AB
1.254% due 09/14/2012		$2,500	2,489
Swedbank AB
2.800% due 02/10/2012		600	613
2.900% due 01/14/2013		150	153
Vattenfall AB
6.125% due 12/16/2019	GBP	100	173

Total Sweden (Cost $8,758)			8,928

UNITED KINGDOM 1.3%
Abbey National PLC
7.375% due 09/29/2049	GBP	500	747
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	50	76
Barclays Bank PLC
4.500% due 03/04/2019		250	359
4.875% due 03/31/2013		600	897
6.750% due 05/22/2019		$500	559
BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	79
HSBC Bank PLC
3.875% due 11/09/2011		50	74
HSBC Capital Funding LP
3.625% due 06/29/2020		400	570
Lloyds TSB Bank PLC
12.000% due 12/29/2049		$3,500	3,437
Royal Bank of Scotland Group PLC
1.183% due 04/23/2012		2,700	2,732
2.625% due 05/11/2012		600	609
Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	80

Total United Kingdom (Cost $9,945)			10,219

UNITED STATES 19.1%
ASSET-BACKED SECURITIES 0.2%
Ford Credit Auto Owner Trust
1.133% due 01/15/2011		$30	30
Mid-State Trust
8.330% due 04/01/2030		618	624
SLM Student Loan Trust
1.782% due 04/25/2023		649	676

			1,330

CORPORATE BONDS & NOTES 10.7%
Altria Group, Inc.
7.750% due 02/06/2014		1,500	1,703
9.250% due 08/06/2019		400	488
9.700% due 11/10/2018		1,200	1,486
American Express Bank FSB
0.361% due 05/29/2012		50	49
3.150% due 12/09/2011		300	310
5.500% due 04/16/2013		3,500	3,734
American Express Co.
7.250% due 05/20/2014		400	452
American Express Credit Corp.
0.384% due 10/04/2010		2,100	2,095
1.631% due 05/27/2010		3,500	3,514
American International Group, Inc.
5.850% due 01/16/2018		42	34
Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,169
7.625% due 03/15/2014		1,000	1,152
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		3,000	3,180
AT&T Corp.
8.000% due 11/15/2031		200	245
Bank of America Corp.
0.755% due 09/11/2012		1,500	1,474
4.000% due 03/28/2018	EUR	1,400	1,819
7.375% due 05/15/2014		$200	227
Bank of the West
2.150% due 03/27/2012		120	122
Bear Stearns Cos. LLC
6.400% due 10/02/2017		55	60
Black & Decker Corp.
8.950% due 04/15/2014		50	59
Boston Scientific Corp.
4.500% due 01/15/2015		2,000	2,006
Capital One Financial Corp.
7.375% due 05/23/2014		500	567
CenturyTel, Inc.
6.150% due 09/15/2019		500	512
Citigroup, Inc.
5.500% due 04/11/2013		2,500	2,594
6.125% due 05/15/2018		689	694
Comcast Corp.
5.300% due 01/15/2014		3,000	3,205
Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		20	23
CSX Corp.
6.250% due 03/15/2018		50	54
CVS Pass-Through Trust
7.507% due 01/10/2032		2,800	2,941
Cytec Industries, Inc.
8.950% due 07/01/2017		250	297
Daimler Finance North America LLC
6.500% due 11/15/2013		3,000	3,292
Dow Chemical Co.
2.525% due 08/08/2011		2,550	2,596
5.900% due 02/15/2015		1,500	1,614
7.600% due 05/15/2014		2,000	2,278
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,856
General Electric Capital Corp.
2.250% due 03/12/2012		550	558
5.625% due 05/01/2018		40	41
5.875% due 01/14/2038		430	399
6.875% due 01/10/2039		200	207
Goldman Sachs Group, Inc.
0.701% due 03/22/2016		34	31
0.784% due 01/12/2015		200	191
2.150% due 03/15/2012		300	305
6.000% due 05/01/2014		1,500	1,642
6.150% due 04/01/2018		55	59
HSBC Finance Corp.
0.485% due 08/09/2011		6,650	6,524
HSBC USA, Inc.
3.125% due 12/16/2011		300	311
JPMorgan Chase & Co.
1.141% due 10/12/2015	EUR	800	1,064
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		$1,200	1,261
5.950% due 02/15/2018		19	20
6.850% due 02/15/2020		400	445
6.950% due 01/15/2038		75	80
7.400% due 03/15/2031		200	219
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		350	353
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	52
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,100
Merrill Lynch & Co., Inc.
0.485% due 06/05/2012		1,600	1,553
6.875% due 04/25/2018		320	345
6.875% due 11/15/2018		54	58
Morgan Stanley
0.603% due 06/20/2012		100	101
0.734% due 10/18/2016		200	186
0.764% due 10/15/2015		44	41
2.250% due 03/13/2012		200	203
6.000% due 05/13/2014		1,100	1,184
6.625% due 04/01/2018		200	217
Nabors Industries, Inc.
6.150% due 02/15/2018		50	52
NGPL PipeCo. LLC
6.514% due 12/15/2012		1,000	1,088
7.119% due 12/15/2017		500	553
Office Depot, Inc.
6.250% due 08/15/2013		3,000	2,737
Pacific Gas & Electric Co.
1.206% due 06/10/2010		800	803
PacifiCorp
5.650% due 07/15/2018		29	31
Regions Bank
3.250% due 12/09/2011		100	104
Roche Holdings, Inc.
2.262% due 02/25/2011		40	41
Rockies Express Pipeline LLC
6.250% due 07/15/2013		1,000	1,093
RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,090
SLM Corp.
0.582% due 01/27/2014		46	36
Sovereign Bank
2.750% due 01/17/2012		100	103
State Street Corp.
2.150% due 04/30/2012		200	203
Valero Energy Corp.
9.375% due 03/15/2019		50	60
Verizon Wireless Capital LLC
3.750% due 05/20/2011		500	516
Wachovia Corp.
0.524% due 06/15/2017		64	57
WEA Finance LLC
5.750% due 09/02/2015		500	528
Weyerhaeuser Co.
6.750% due 03/15/2012		8,150	8,639
Williams Cos., Inc.
6.375% due 10/01/2010		700	713

			86,098

MORTGAGE-BACKED SECURITIES 0.1%
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		476	458

MUNICIPAL BONDS & NOTES 0.7%
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020		2,600	2,753
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042		1,600	1,547
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, Series 2009
6.890% due 01/01/2042		1,000	991
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039		25	25

			5,316

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.000% due 06/01/2017		7,000	5,124
5.500% due 04/01/2037 - 01/01/2039		1,764	1,849
Federal Home Loan Bank
1.625% due 07/27/2011		2,100	2,121
Freddie Mac
0.189% due 05/04/2011		4,735	4,741
0.208% due 08/05/2011		10,000	10,003
Tennessee Valley Authority
4.700% due 07/15/2033		1,200	1,095
5.250% due 09/15/2039		1,450	1,442

			26,375

U.S. TREASURY OBLIGATIONS 4.1%
Treasury Inflation Protected Securities (a)
4.250% due 01/15/2010		3,854	3,864
U.S. Treasury Bonds
4.250% due 05/15/2039 (e)		2,172	2,038
4.500% due 08/15/2039 (e)		2,700	2,640
4.750% due 02/15/2037		8,600	8,791
5.500% due 08/15/2028		6,100	6,799
U.S. Treasury Notes
1.000% due 07/31/2011 (e)		690	691
2.375% due 09/30/2014 (e)		7,200	7,141
3.125% due 10/31/2016		1,000	988
3.625% due 08/15/2019 (e)		205	202

			33,154

Total United States (Cost $150,574)			152,731

SHORT-TERM INSTRUMENTS 33.3%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.071% due 03/22/2011		$5,200	5,197

COMMERCIAL PAPER 0.2%
Metropolitan Life Global Funding I
0.853% due 09/17/2010		1,600	1,602

REPURCHASE AGREEMENTS 7.5%
Greenwich Capital Markets, Inc.
0.000% due 01/04/2010		53,700	53,700
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $54,763. Repurchase proceeds are $53,700.)
JPMorgan Chase Bank N.A.
-0.010% due 01/04/2010		3,600	3,600
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $3,685. Repurchase proceeds are $3,600.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		2,528	2,528
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $2,580. Repurchase proceeds are $2,528.)

			59,828

U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (e)		213	213

U.S. TREASURY BILLS 0.1%
0.145% due 03/25/2010 (c)(e)		969	969

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.8%
		19,897,235	199,211

Total Short-Term Instruments (Cost $267,055)			267,020

Total Investments 99.8% (Cost $789,425)			$800,225
Written Options (g) (0.2%) (Premiums $1,731)			(1,586)
Other Assets and Liabilities (Net) 0.4%			3,070

Net Assets 100.0%			$801,709

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal amount of security is adjusted for inflation.

(b) Affiliated to the Fund.

(c) Securities with an aggregate market value of $890 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(d) The average amount of borrowings while outstanding during the period ended December 31, 2009, was $3,460 at a weighted average interest rate of -0.237%. On December 31, 2009, there were no open reverse repurchase agreements.

(e) Securities with an aggregate market value of $1,430 and cash of $19 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	134	$95
90-Day Euribor March Futures	Long	03/2011	55	55
90-Day Euribor September Futures	Long	09/2010	120	211
90-Day Eurodollar March Futures	Long	03/2010	45	95
Euro-Bobl March Futures	Long	03/2010	45	(31)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	14	(23)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	100	(266)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	179	235
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	281	531

				$902

(f) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	(1.000%)	06/20/2014	0.930%	$200	$(1)	$8	$(9)
Black & Decker Corp.	CITI	(2.200%)	06/20/2014	0.220%	50	(4)	0	(4)
Capital One Financial Corp.	JPM	(1.000%)	06/20/2014	0.960%	500	(2)	22	(24)
CenturyTel, Inc.	MSC	(1.000%)	09/20/2019	1.230%	500	9	(6)	15
CSX Corp.	BCLY	(1.350%)	03/20/2018	0.528%	50	(3)	0	(3)
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.129%	250	2	23	(21)
Macy’s Retail Holdings, Inc.	BNP	(5.000%)	09/20/2014	1.744%	350	(49)	(36)	(13)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%)	09/20/2015	0.708%	50	0	0	0
Nabors Industries, Inc.	BCLY	(2.710%)	03/20/2018	0.949%	50	(6)	0	(6)
Office Depot, Inc.	GSC	(5.000%)	09/20/2013	4.085%	3,000	(97)	19	(116)
RR Donnelley & Sons Co.	BOA	(5.000%)	09/20/2016	1.781%	450	(85)	(42)	(43)
RR Donnelley & Sons Co.	GSC	(1.000%)	09/20/2016	1.781%	550	25	69	(44)
Valero Energy Corp.	GSC	(2.700%)	03/20/2019	2.400%	50	(1)	0	(1)
Westvaco Corp.	JPM	(1.000%)	09/20/2019	1.404%	1,000	31	16	15

						$(181)	$73	$(254)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abu Dhabi	DUB	1.000%	12/20/2014	1.486%		$1,200	$(26)	$(47)	$21
Abu Dhabi	MSC	1.000%	12/20/2014	1.486%		2,000	(44)	(35)	(9)
Brazil Government International Bond	BCLY	3.810%	02/20/2014	1.061%		40	5	0	5
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.584%		500	4	2	2
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.630%		900	5	5	0
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.584%		3,200	17	13	4
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.630%		300	2	2	0
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.584%		1,100	5	4	1
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.630%		900	4	4	0
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.400%		1,800	51	55	(4)
General Electric Capital Corp.	DUB	5.000%	09/20/2010	0.679%		1,200	40	37	3
Japan Government International Bond	BCLY	0.650%	12/20/2014	0.646%		1,700	1	0	1
Japan Government International Bond	GSC	0.635%	12/20/2014	0.646%		1,100	0	0	0
Korea Government Bond	UBS	0.550%	12/20/2010	0.514%		1,100	1	0	1
Mexico Government International Bond	CITI	1.000%	12/20/2014	1.301%		60	(1)	(2)	1
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.691%		1,000	4	3	1
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.653%		2,500	9	2	7
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.691%		700	2	2	0
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.653%		1,100	4	2	2
Norway Government Bond	GSC	0.250%	12/20/2014	0.161%		3,600	16	15	1
Russia Government International Bond	GSC	1.000%	12/20/2010	0.833%		1,200	3	1	2
TransCapitalInvest Ltd. for OJSC AK Transneft	BCLY	1.000%	12/20/2010	2.070%		3,800	(38)	(37)	(1)
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.368%	EUR	2,400	(19)	(12)	(7)

							$45	$14	$31

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC	BRL	8,200	$1	$29	$(28)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		100	1	0	1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	3	2	1
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		19,500	22	20	2
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	(26)	(5)	(21)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	24,900	(153)	68	(221)
Pay	6-Month JPY-LIBOR	1.000%	06/16/2015	RBS	JPY	20,000	3	3	0
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM	MXN	450	1	0	1
Pay	28-Day MXN TIIE	8.450%	06/03/2019	BCLY		3,700	5	0	5

							$(143)	$117	$(260)

(g) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$117.500	02/19/2010	16	$7	$5
Call - CBOT U.S. Treasury 10-Year Note March Futures	119.000	02/19/2010	31	7	3
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	67	23	3
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/19/2010	16	9	11
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	114	62	122

				$108	$144

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	1,000	$7	$3
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		$4,200	60	8
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		4,200	32	80
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		6,000	63	11
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		12,000	130	22
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		4,700	9	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		4,700	40	78
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		4,800	32	9
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		11,900	224	226
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		3,100	17	15
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		1,800	8	2
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		11,600	125	21
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		1,800	10	20
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		11,600	116	220
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		3,000	37	5
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.500%	02/17/2010		19,700	104	294
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		1,300	12	21
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		17,000	173	31
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		3,000	32	8
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010		5,000	28	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		4,100	39	1
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		6,200	30	102
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		5,700	47	6
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		5,700	25	63
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		10,200	209	193
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		1,000	14	2

								$1,623	$1,442

(h) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,382	01/2010	JPM	$13	$(9)	$4
Buy		7,398	01/2010	RBS	0	(218)	(218)
Buy		427	01/2010	UBS	4	0	4
Buy	BRL	3,194	02/2010	DUB	4	0	4
Buy		10,533	02/2010	HSBC	25	(11)	14
Sell		39,795	02/2010	HSBC	0	(2,037)	(2,037)
Buy		1,949	02/2010	JPM	13	0	13
Buy	CAD	2,103	01/2010	BOA	11	0	11
Buy		30,961	01/2010	JPM	519	0	519
Buy		1,719	01/2010	UBS	19	0	19
Buy	CHF	949	01/2010	JPM	10	0	10
Buy		193	01/2010	UBS	2	0	2
Buy		8,013	03/2010	CITI	31	0	31
Buy		267	03/2010	UBS	2	0	2
Buy	CNY	12,442	03/2010	BCLY	0	(4)	(4)
Sell		6,893	03/2010	BCLY	5	0	5
Buy		492	03/2010	BOA	0	0	0
Buy		405	03/2010	CITI	0	(1)	(1)
Sell		11,800	03/2010	CITI	8	0	8
Buy		935	03/2010	DUB	0	(1)	(1)
Sell		33,506	03/2010	DUB	22	0	22
Buy		31,996	03/2010	HSBC	1	(21)	(20)
Buy		22,172	03/2010	JPM	0	(21)	(21)
Sell		7,353	03/2010	JPM	3	0	3
Sell		8,888	03/2010	MSC	7	0	7
Buy		47,576	06/2010	BCLY	6	(25)	(19)
Buy		7,541	06/2010	DUB	0	(3)	(3)
Buy		23,467	06/2010	HSBC	0	(16)	(16)
Buy		20,235	06/2010	JPM	0	(20)	(20)
Buy		6,739	11/2010	BCLY	0	(9)	(9)
Buy		11,529	11/2010	CITI	0	(16)	(16)
Buy		25,073	11/2010	DUB	0	(39)	(39)
Buy		39,502	11/2010	JPM	0	(12)	(12)
Buy		28,585	11/2010	MSC	0	(39)	(39)
Buy		7,516	06/2011	DUB	0	(18)	(18)
Buy	EUR	8,413	01/2010	CITI	5	(9)	(4)
Sell		9,601	01/2010	CITI	0	(66)	(66)
Buy		2,200	01/2010	DUB	0	(2)	(2)
Buy		19,408	01/2010	HSBC	0	(1,464)	(1,464)
Buy		5,848	01/2010	JPM	6	(1)	5
Sell		2,408	01/2010	RBC	1	0	1
Buy		4,274	01/2010	UBS	22	0	22
Sell		11,798	03/2010	GSC	226	0	226
Buy	GBP	526	01/2010	BNP	0	(19)	(19)
Buy		10,155	01/2010	CITI	192	(60)	132
Sell		4,930	01/2010	GSC	238	0	238
Buy		1,513	01/2010	JPM	3	(27)	(24)
Buy		1,348	01/2010	MSC	0	(16)	(16)
Buy		9,959	01/2010	RBS	0	(196)	(196)
Buy		964	01/2010	UBS	11	0	11
Buy	INR	70,753	03/2010	BOA	50	0	50
Buy		220,752	03/2010	CITI	76	0	76
Buy		118,115	03/2010	JPM	23	0	23
Buy		51,661	03/2010	UBS	38	0	38
Buy		71,550	09/2010	JPM	5	0	5
Sell	JPY	156,660	01/2010	CSFB	93	0	93
Buy		2,183,968	01/2010	DUB	0	(895)	(895)
Buy		275,709	01/2010	JPM	0	(88)	(88)
Buy		2,480,604	01/2010	RBS	0	(976)	(976)
Buy		368,283	01/2010	UBS	0	(53)	(53)
Buy	KRW	4,231,657	02/2010	CITI	45	0	45
Buy		2,316,000	02/2010	HSBC	0	(13)	(13)
Buy		10,871,709	02/2010	JPM	51	(3)	48
Buy		1,207,000	07/2010	BCLY	9	0	9
Buy		2,394,664	07/2010	DUB	21	0	21
Buy		1,989,349	07/2010	MSC	12	0	12
Buy		4,761,732	08/2010	MSC	7	0	7
Buy		2,141,390	11/2010	BCLY	0	(13)	(13)
Buy		1,170,594	11/2010	CITI	0	(10)	(10)
Sell	MXN	25,127	04/2010	BOA	0	(51)	(51)
Buy		48,827	04/2010	CITI	40	(25)	15
Sell		25,127	04/2010	CITI	0	(40)	(40)
Buy		76,083	04/2010	DUB	0	(50)	(50)
Buy		54,163	04/2010	HSBC	83	0	83
Sell		118,880	04/2010	HSBC	0	(106)	(106)
Sell		42,984	04/2010	JPM	4	0	4
Buy	PHP	47,250	04/2010	HSBC	10	0	10
Buy		137,605	04/2010	JPM	41	0	41
Buy	PLN	1,084	02/2010	CITI	1	(1)	0
Buy		13,829	02/2010	DUB	46	(18)	28
Buy		2,859	02/2010	HSBC	0	(15)	(15)
Buy	RUB	113,519	01/2010	HSBC	25	(2)	23
Buy		13,316	01/2010	JPM	8	0	8
Buy	SEK	5,382	01/2010	JPM	13	0	13
Buy		1,087	01/2010	UBS	3	0	3
Buy		45,560	03/2010	CITI	39	0	39
Buy		1,571	03/2010	UBS	1	0	1
Buy	SGD	1,682	02/2010	JPM	0	(15)	(15)
Buy		2,785	02/2010	UBS	0	(18)	(18)
Buy		2,280	03/2010	BCLY	0	(20)	(20)
Buy		1,390	03/2010	HSBC	0	(12)	(12)
Buy		1,730	03/2010	MSC	0	(13)	(13)
Buy		932	03/2010	RBS	0	(7)	(7)
Buy		2,835	06/2010	CITI	0	(29)	(29)
Buy	TWD	64,552	06/2010	BOA	48	0	48
Buy		75,840	06/2010	DUB	58	0	58
Buy		79,388	06/2010	HSBC	57	0	57
Buy		83,400	06/2010	MSC	58	0	58
Buy		10,456	10/2010	BCLY	6	0	6
Buy		31,031	10/2010	CITI	20	0	20
Buy	ZAR	43,148	02/2010	CITI	168	0	168
Buy		23,688	02/2010	GSC	27	0	27
Buy		138	02/2010	JPM	1	0	1

					$2,596	$(6,853)	$(4,257)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Brazil	$0	$46,759	$0	$46,759
France	0	57,779	0	57,779
Mexico	0	45,637	0	45,637
Netherlands	0	45,021	794	45,815
United States	0	152,731	0	152,731
Short-Term Instruments	199,211	67,809	0	267,020
Other Investments+++	0	181,047	3,437	184,484

Investments, at value	$199,211	$596,783	$4,231	$800,225
Financial Derivative Instruments++++	$902	$(6,326)	$0	$(5,424)

Total	$200,113	$590,457	$4,231	$794,801

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Netherlands	$0	$825	$2	$0	$(33)	$0	$794	$(33)
Other Investments+++	0	3,500	0	0	(63)	0	3,437	(63)

Investments, at value	$0	$4,325	$2	$0	$(96)	$0	$4,231	$(96)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Global Bond Fund (Unhedged)

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 7.5%
Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	3,500	$3,078
Bank of Scotland PLC
4.750% due 01/13/2011		9,500	8,522
Citigroup Pty Ltd.
5.500% due 06/18/2012		2,500	2,245
Commonwealth Bank of Australia
0.533% due 09/17/2014		$4,900	4,891
0.704% due 07/12/2013		7,100	7,083
ING Bank Australia Ltd.
4.390% due 08/28/2013	AUD	1,400	1,254
5.750% due 08/28/2013		2,700	2,420
Macquarie Bank Ltd.
3.300% due 07/17/2014		$6,800	6,823
4.100% due 12/17/2013		4,400	4,628
Medallion Trust
0.392% due 05/25/2035		2,032	1,939
Puma Finance Ltd.
0.337% due 02/21/2038		1,878	1,745
4.168% due 08/22/2037	AUD	1,647	1,428
4.247% due 07/12/2036		660	568
Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		3,500	3,053
Seven Media Group
5.730% due 12/28/2012		600	472
6.058% due 12/28/2012		2,514	1,976
Torrens Trust
4.405% due 10/19/2038		3,345	2,873
Westpac Banking Corp.
2.700% due 12/09/2014		$9,000	8,789
2.900% due 09/10/2014		4,200	4,150

Total Australia (Cost $67,187)			67,937

BERMUDA 0.3%
Merna Reinsurance Ltd.
0.901% due 07/07/2010		$2,800	2,747

Total Bermuda (Cost $2,794)			2,747

CANADA 3.4%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	5,600	5,539
Ford Auto Securitization Trust
3.396% due 11/15/2011		324	311
4.817% due 10/15/2012		1,300	1,265
Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,579
Honda Canada Finance, Inc.
0.621% due 03/26/2012		9,000	8,326
Master Credit Card Trust
5.297% due 08/21/2012		1,000	1,025
Province of Ontario Canada
4.700% due 06/02/2037		3,000	2,829
5.600% due 06/02/2035		1,900	2,014
6.200% due 06/02/2031		200	225
Province of Quebec Canada
5.750% due 12/01/2036		3,200	3,436

Total Canada (Cost $28,748)			30,549

CAYMAN ISLANDS 0.6%
Foundation Re II Ltd.
7.022% due 11/26/2010		$500	495
Longpoint Re Ltd.
5.504% due 11/08/2011		700	703
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		1,500	1,504
Residential Reinsurance 2007 Ltd.
8.006% due 06/07/2010		700	711
Vita Capital III Ltd.
1.390% due 01/01/2011		2,300	2,219

Total Cayman Islands (Cost $5,783)			5,632

DENMARK 2.8%
Nykredit Realkredit A/S
5.000% due 01/01/2010	EUR	16,900	24,227
6.000% due 10/01/2029	DKK	622	127
Realkredit Danmark A/S
2.550% due 01/01/2038		2,580	479

Total Denmark (Cost $25,739)			24,833

FRANCE 12.5%
BNP Paribas Home Loan Covered Bonds S.A.
4.750% due 05/28/2013	EUR	3,900	5,978
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		1,800	1,813
Compagnie de Financement Foncier
4.000% due 07/21/2011		5,200	7,721
4.500% due 01/09/2013		1,200	1,821
Dexia Credit Local
0.899% due 09/23/2011		$3,700	3,733
France Government Bond
3.750% due 10/25/2019	EUR	18,200	26,323
4.000% due 10/25/2013		2,800	4,276
4.000% due 10/25/2014		7,300	11,122
4.000% due 04/25/2018		4,000	6,003
4.000% due 10/25/2038		1,100	1,517
4.250% due 04/25/2019		12,500	18,918
4.750% due 04/25/2035		100	154
5.500% due 04/25/2010		500	728
5.750% due 10/25/2032		3,900	6,806
France Treasury Notes
3.000% due 07/12/2014		1,000	1,464
3.750% due 01/12/2013		1,700	2,570
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	579
3.375% due 05/05/2014		$4,000	4,082
Societe Generale
5.922% due 04/29/2049		1,000	780
Vivendi
5.750% due 04/04/2013		3,400	3,577
6.625% due 04/04/2018		2,500	2,714

Total France (Cost $114,071)			112,679

GERMANY 8.2%
Kreditanstalt fuer Wiederaufbau
2.500% due 10/11/2010	EUR	6,900	10,018
4.875% due 06/17/2019		$2,200	2,329
5.500% due 06/05/2014	AUD	4,000	3,528
Republic of Germany
3.750% due 01/04/2019	EUR	3,900	5,782
4.000% due 01/04/2037		1,300	1,817
4.250% due 07/04/2039		500	734
4.750% due 07/04/2034		10,650	16,566
4.750% due 07/04/2040		2,800	4,454
5.500% due 01/04/2031		7,700	13,011
5.625% due 01/04/2028		8,700	14,795
6.250% due 01/04/2030		300	549

Total Germany (Cost $70,421)			73,583

GREECE 2.3%
Greece Government Bond
4.100% due 08/20/2012	EUR	200	283
4.300% due 03/20/2012		400	573
4.600% due 05/20/2013		14,000	19,870

Total Greece (Cost $22,746)			20,726

IRELAND 1.3%
Atlas Reinsurance PLC
4.750% due 01/10/2010	EUR	2,000	2,866
Cars Alliance Funding PLC
0.864% due 10/08/2023		2,300	3,197
Celtic Residential Irish Mortgage Securitisation
0.711% due 06/13/2035		869	1,099
Depfa ACS Bank
1.650% due 12/20/2016	JPY	90,000	840
Immeo Residential Finance PLC
0.874% due 12/15/2016	EUR	1,649	2,013
Osiris Capital PLC
5.284% due 01/15/2010		$500	500
SC Germany Auto
0.550% due 08/11/2015	EUR	283	401
Talisman Finance PLC
0.942% due 04/22/2017		614	652

Total Ireland (Cost $11,796)			11,568

ITALY 3.9%
Intesa Sanpaolo SpA
8.375% due 10/29/2049	EUR	200	302
Italy Buoni Poliennali Del Tesoro
2.500% due 07/01/2012		1,900	2,751
3.750% due 12/15/2013		2,100	3,130
4.250% due 10/15/2012		13,700	20,732
4.250% due 04/15/2013		100	151
5.250% due 08/01/2011		3,300	5,005
Locat Securitisation Vehicle SRL
0.894% due 12/12/2024		714	975
Siena Mortgages SpA
0.945% due 12/16/2038		1,493	2,111

Total Italy (Cost $35,897)			35,157

JAPAN 3.9%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,401
Japan Government International Bond
0.700% due 09/20/2014	JPY	2,460,000	26,723
2.300% due 06/20/2035		250,000	2,722
2.500% due 09/20/2037		240,000	2,719
JLOC Ltd.
1.222% due 01/15/2015		64,141	469

Total Japan (Cost $35,779)			35,034

JERSEY, CHANNEL ISLANDS 0.8%
Arran Master Trust
0.304% due 12/15/2012		$800	778
HSBC Capital Funding LP
9.547% due 12/29/2049		2,400	2,496
WPP PLC
6.000% due 04/04/2017	GBP	2,500	4,108

Total Jersey, Channel Islands (Cost $6,154)			7,382

NETHERLANDS 6.1%
Achmea Hypotheekbank NV
0.631% due 11/03/2014		$2,600	2,600
3.200% due 11/03/2014		2,000	1,998
Delphinus BV
1.007% due 11/28/2031	EUR	1,585	2,242
Dutch Mortgage Portfolio Loans BV
0.965% due 11/20/2035		1,501	2,076
Dutch Mortgage-Backed Securities BV
1.033% due 10/02/2079		624	888
Globaldrive BV
0.773% due 06/20/2015		800	1,047
LeasePlan Corp. NV
3.250% due 05/22/2014		1,600	2,340
Netherlands Government Bond
4.000% due 07/15/2019		7,100	10,582
4.500% due 07/15/2017		16,500	25,619
5.000% due 07/15/2011		500	758
NIBC Bank NV
2.800% due 12/02/2014		$1,800	1,753
3.500% due 04/07/2014	EUR	2,000	2,954

Total Netherlands (Cost $54,175)			54,857

NORWAY 0.4%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	2,600	3,865

Total Norway (Cost $4,003)			3,865

QATAR 0.2%
Qatar Government International Bond
6.400% due 01/20/2040		$2,200	2,222

Total Qatar (Cost $2,275)			2,222

SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,744

Total South Korea (Cost $2,774)			2,744

SPAIN 0.2%
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$2,500	2,250

Total Spain (Cost $2,500)			2,250

SUPRANATIONAL 0.2%
European Investment Bank
5.375% due 05/20/2014	AUD	1,700	1,492

Total Supranational (Cost $1,338)			1,492

SWITZERLAND 0.2%
Weatherford International Ltd.
5.500% due 02/15/2016		$1,600	1,640

Total Switzerland (Cost $1,579)			1,640

UNITED KINGDOM 10.2%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	3,500	5,320
Barclays Bank PLC
0.424% due 03/23/2017		$1,400	1,248
6.050% due 12/04/2017		2,500	2,548
7.434% due 09/29/2049		2,500	2,312
10.179% due 06/12/2021		2,000	2,586
Bauhaus Securities Ltd.
1.044% due 10/30/2052	EUR	903	1,280
HBOS PLC
6.750% due 05/21/2018		$3,000	2,788
Lloyds TSB Bank PLC
2.800% due 04/02/2012		4,500	4,593
12.000% due 12/29/2049		1,500	1,473
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		5,700	5,686
1.450% due 10/20/2011		9,900	9,882
1.500% due 03/30/2012		15,200	15,061
9.118% due 03/31/2049		1,000	915
Smiths Group PLC
7.875% due 07/12/2010	GBP	1,000	1,648
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	402
United Kingdom Gilt
2.250% due 03/07/2014	GBP	1,800	2,863
3.750% due 09/07/2019		6,900	10,824
4.250% due 06/07/2032		1,940	3,049
4.250% due 03/07/2036		3,100	4,847
4.500% due 12/07/2042		800	1,317
4.750% due 12/07/2038		5,300	9,030
Weather Investments II SARL
7.683% due 11/26/2014	EUR	1,000	1,445
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$400	414

Total United Kingdom (Cost $93,089)			91,531

UNITED STATES 30.0%
ASSET-BACKED SECURITIES 0.7%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$838	821
AFC Home Equity Loan Trust
0.941% due 12/22/2027		18	11
Amortizing Residential Collateral Trust
0.931% due 10/25/2031		27	19
Amresco Residential Securities Mortgage Loan Trust
1.171% due 06/25/2029		54	32
Bear Stearns Asset-Backed Securities Trust
0.631% due 10/27/2032		55	37
0.681% due 03/25/2043		10	10
0.891% due 10/25/2032		32	27
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		164	164
6.681% due 12/01/2033		138	137
Countrywide Asset-Backed Certificates
0.571% due 12/25/2036		109	43
CS First Boston Mortgage Securities Corp.
0.851% due 01/25/2032		22	17
Ford Credit Auto Owner Trust
1.133% due 01/15/2011		793	794
1.653% due 06/15/2012		2,100	2,114
Home Equity Mortgage Trust
5.500% due 01/25/2037		517	52
HSI Asset Securitization Corp. Trust
0.291% due 05/25/2037		381	357
Lehman XS Trust
0.401% due 04/25/2046		1,166	980
Residential Asset Mortgage Products, Inc.
0.791% due 06/25/2032		21	17
Residential Asset Securities Corp.
0.731% due 07/25/2032		80	39
Salomon Brothers Mortgage Securities VII, Inc.
1.150% due 01/25/2032		37	20
Wells Fargo Home Equity Trust
0.461% due 10/25/2035		504	487

			6,178

BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
4.240% due 08/03/2012		3,107	3,037
Ford Motor Co.
3.240% due 12/15/2013		38	35
3.290% due 12/15/2013		610	567

			3,639

CORPORATE BONDS & NOTES 15.5%
Altria Group, Inc.
9.250% due 08/06/2019		4,000	4,883
American Electric Power Co., Inc.
5.250% due 06/01/2015		3,000	3,111
American Express Bank FSB
0.384% due 06/12/2012		800	779
American Express Centurion Bank
0.384% due 06/12/2012		600	582
American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	1,064
5.850% due 01/16/2018		$3,000	2,465
8.000% due 05/22/2038	EUR	6,500	5,894
8.175% due 05/15/2068		$5,100	3,404
Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	1,063
AutoZone, Inc.
5.875% due 10/15/2012		7,800	8,436
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	3,300	4,839
Bank of America Corp.
4.750% due 05/23/2017		4,200	5,447
4.750% due 05/06/2019		400	525
6.000% due 09/01/2017		$100	104
Bear Stearns Cos. LLC
7.250% due 02/01/2018		11,600	13,336
Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		2,600	2,638
Boston Scientific Corp.
6.000% due 06/15/2011		1,000	1,050
6.400% due 06/15/2016		1,700	1,836
Citigroup Funding, Inc.
1.325% due 05/07/2010		2,000	2,005
Citigroup, Inc.
0.867% due 06/28/2013	EUR	2,200	2,980
4.750% due 02/10/2019		900	1,124
5.500% due 10/15/2014		$600	608
6.000% due 08/15/2017		3,400	3,404
6.125% due 05/15/2018		4,600	4,632
CNA Financial Corp.
6.000% due 08/15/2011		800	813
Computer Sciences Corp.
6.500% due 03/15/2018		3,000	3,279
Cox Communications, Inc.
6.750% due 03/15/2011		700	736
Daimler Finance North America LLC
4.875% due 06/15/2010		300	305
5.750% due 09/08/2011		400	420
Goldman Sachs Group, Inc.
0.701% due 03/22/2016		300	277
5.250% due 06/01/2016 (j)	CAD	2,200	2,141
5.950% due 01/18/2018		$2,600	2,750
6.150% due 04/01/2018		384	412
6.250% due 09/01/2017		700	752
HCP, Inc.
5.950% due 09/15/2011		300	310
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,662
International Lease Finance Corp.
5.300% due 05/01/2012		1,000	850
5.350% due 03/01/2012		1,000	868
6.625% due 11/15/2013		3,000	2,417
Johnson Controls, Inc.
5.250% due 01/15/2011		900	945
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,708
6.000% due 01/15/2018		$4,300	4,630
6.300% due 04/23/2019		600	661
JPMorgan Chase & Co. CPI Linked Bond
1.714% due 02/15/2012		760	735
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	700	971
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$3,700	777
6.875% due 05/02/2018 (a)		6,100	1,296
Lennar Corp.
5.950% due 10/17/2011		900	911
Loews Corp.
5.250% due 03/15/2016		300	305
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	3,071
Masco Corp.
5.875% due 07/15/2012		300	307
Merrill Lynch & Co., Inc.
0.984% due 01/31/2014	EUR	600	801
Morgan Stanley
1.017% due 11/29/2013		1,900	2,551
1.143% due 04/13/2016		600	774
6.250% due 08/28/2017		$400	418
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	936
NiSource Finance Corp.
5.400% due 07/15/2014		300	308
RBS Capital Trust I
4.709% due 12/29/2049		1,050	530
Regions Financial Corp.
7.750% due 11/10/2014		1,800	1,777
Rohm and Haas Co.
5.600% due 03/15/2013		4,500	4,753
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,156
Sara Lee Corp.
6.250% due 09/15/2011		900	961
Simon Property Group LP
6.125% due 05/30/2018		2,000	2,035
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,251
Sprint Capital Corp.
8.750% due 03/15/2032		200	189
Sprint Nextel Corp.
6.000% due 12/01/2016		700	642
State Street Capital Trust IV
1.254% due 06/01/2077		2,400	1,629
Temple-Inland, Inc.
6.625% due 01/15/2016		3,500	3,615
Westpac Capital Trust IV
5.256% due 12/29/2049		1,000	793

			139,637

MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust
5.162% due 09/25/2035		190	137
American Home Mortgage Assets
0.421% due 05/25/2046		2,017	1,053
1.464% due 11/25/2046		1,202	565
American Home Mortgage Investment Trust
2.698% due 10/25/2034		825	617
Banc of America Funding Corp.
4.531% due 02/20/2036		2,055	1,776
6.086% due 01/20/2047		286	202
BCAP LLC Trust
0.401% due 01/25/2037		3,999	1,911
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		658	590
2.530% due 08/25/2035		1,950	1,702
2.560% due 08/25/2035		2,353	2,073
2.940% due 03/25/2035		3,059	2,680
3.062% due 08/25/2033		330	308
4.100% due 05/25/2034		464	407
4.150% due 11/25/2034		321	302
4.371% due 02/25/2034		29	25
4.503% due 08/25/2033		37	35
4.631% due 05/25/2034		207	183
4.649% due 10/25/2033		226	208
5.436% due 05/25/2047		936	663
Bear Stearns Alt-A Trust
5.378% due 09/25/2035		1,369	917
5.654% due 11/25/2036		4,387	2,470
5.681% due 02/25/2036		2,397	1,298
5.778% due 11/25/2036		576	365
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		1,950	1,204
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		786	698
4.248% due 08/25/2035		920	821
4.900% due 10/25/2035		3,023	2,545
5.978% due 09/25/2037		3,369	2,363
Countrywide Alternative Loan Trust
0.421% due 09/25/2046		2,656	1,267
0.428% due 12/20/2046		2,025	993
0.441% due 07/25/2046		109	54
0.581% due 05/25/2037		707	372
2.044% due 11/25/2035		385	187
2.584% due 11/25/2035		308	158
5.250% due 06/25/2035		345	287
5.882% due 02/25/2037		1,419	972
6.000% due 01/25/2037		1,577	1,042
6.000% due 04/25/2037		622	421
6.250% due 08/25/2037		327	164
Countrywide Home Loan Mortgage Pass-Through Trust
0.551% due 03/25/2035		2,962	1,524
0.561% due 02/25/2035		450	283
3.510% due 11/25/2034		346	280
3.647% due 04/20/2035		151	142
3.971% due 08/25/2034		92	62
CS First Boston Mortgage Securities Corp.
0.881% due 03/25/2034		390	332
2.343% due 05/25/2032		12	11
3.292% due 07/25/2033		28	26
3.692% due 08/25/2033		380	349
6.500% due 04/25/2033		61	59
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033		197	176
3.148% due 07/25/2033		128	117
5.377% due 08/25/2035		177	153
GMAC Mortgage Corp. Loan Trust
4.565% due 06/25/2034		43	36
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		23	23
Greenpoint Mortgage Funding Trust
0.311% due 01/25/2047		254	221
0.411% due 01/25/2037		523	260
0.431% due 10/25/2046		1,600	126
0.441% due 04/25/2036		538	293
Greenpoint Mortgage Pass-Through Certificates
3.829% due 10/25/2033		41	31
GSR Mortgage Loan Trust
2.140% due 03/25/2033		180	172
3.336% due 09/25/2035		305	265
Harborview Mortgage Loan Trust
0.413% due 07/19/2046		2,194	1,049
0.423% due 09/19/2037		913	413
0.423% due 01/19/2038		753	415
1.394% due 12/19/2036		874	333
3.979% due 05/19/2033		329	300
5.099% due 07/19/2035		91	63
Indymac Index Mortgage Loan Trust
0.421% due 09/25/2046		1,921	947
0.431% due 11/25/2046		1,911	341
2.965% due 12/25/2034		115	79
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		814	635
5.550% due 10/25/2036		770	680
JPMorgan Mortgage Trust
4.379% due 11/25/2033		269	256
5.022% due 02/25/2035		475	437
MASTR Alternative Loans Trust
0.631% due 03/25/2036		328	158
Mellon Residential Funding Corp.
0.673% due 12/15/2030		705	636
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,200	944
5.957% due 08/12/2049		2,700	2,337
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		3,725	2,556
0.481% due 08/25/2036		245	155
3.633% due 02/25/2033		137	122
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		1,243	1,080
Residential Accredit Loans, Inc.
0.381% due 02/25/2047		1,018	440
0.411% due 06/25/2046		3,207	1,250
0.441% due 04/25/2046		329	122
0.461% due 05/25/2037		857	208
0.536% due 09/25/2046		800	155
Residential Asset Securitization Trust
0.681% due 12/25/2036		392	189
5.750% due 02/25/2036		504	328
6.250% due 10/25/2036		2,156	1,192
6.500% due 08/25/2036		1,000	595
Residential Funding Mortgage Securities I
5.201% due 09/25/2035		186	131
6.500% due 03/25/2032		41	41
Sequoia Mortgage Trust
0.583% due 10/19/2026		365	273
0.583% due 07/20/2033		701	505
Structured Adjustable Rate Mortgage Loan Trust
3.262% due 04/25/2034		439	359
3.586% due 02/25/2034		181	153
5.210% due 09/25/2034		776	678
Structured Asset Mortgage Investments, Inc.
0.421% due 07/25/2046		507	243
0.441% due 05/25/2046		856	405
0.483% due 07/19/2035		1,584	912
0.523% due 07/19/2034		185	151
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		238	229
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048		4,300	3,989
WaMu Mortgage Pass-Through Certificates
0.461% due 04/25/2045		1,927	1,422
0.491% due 11/25/2045		546	391
0.541% due 01/25/2045		541	412
0.771% due 12/25/2027		1,752	1,318
1.284% due 01/25/2047		895	497
1.332% due 03/25/2047		2,388	1,297
2.911% due 06/25/2033		132	126
2.954% due 08/25/2034		1,096	1,054
3.640% due 03/25/2033		683	624
3.668% due 03/25/2034		688	627
5.834% due 02/25/2037		2,253	1,557
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.304% due 04/25/2047		1,280	274
1.314% due 04/25/2047		811	202
1.484% due 07/25/2046		642	270
Wells Fargo Mortgage-Backed Securities Trust
4.607% due 06/25/2035		1,632	1,559

			77,090

MUNICIPAL BONDS & NOTES 0.9%
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.744% due 01/01/2014		270	278
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		1,200	812
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		5,600	4,805
6.500% due 06/01/2023		640	540
Los Angeles, California Wastewater System Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 06/01/2027		900	915
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.790% due 12/15/2013		370	372
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		600	34

			7,756

	SHARES
PREFERRED STOCKS 0.1%
DG Funding Trust
2.532% due 12/31/2049		130	1,153
SLM Corp.
0.760% due 01/16/2018		9,000	131

			1,284

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.431% due 10/27/2037		$5,700	5,415
2.658% due 12/01/2034		654	667
2.995% due 11/01/2023		9	9
2.998% due 11/01/2034		3,551	3,666
3.372% due 03/01/2024		19	19
5.023% due 05/01/2035		439	464
6.500% due 11/01/2036		538	576
Federal Home Loan Bank
7.400% due 02/01/2021		122	121
Freddie Mac
0.141% due 02/01/2011 (d)		740	740
0.189% due 05/04/2011 (d)		639	640
0.327% due 03/09/2011		88	88
0.350% due 04/01/2011 (d)		645	646
0.583% due 12/15/2030		335	334
1.832% due 10/25/2044		3,465	3,309
3.328% due 05/01/2023		48	48
3.330% due 02/01/2029		245	251
5.124% due 04/01/2037		103	107
5.316% due 04/01/2037		890	921
6.000% due 12/15/2024		268	286
Ginnie Mae
0.832% due 02/16/2030		199	198
3.625% due 07/20/2022 - 09/20/2026		131	134
4.125% due 12/20/2023 - 12/20/2026		63	65
4.250% due 01/20/2030		52	54
4.375% due 05/20/2022 - 05/20/2030		274	282
6.000% due 08/20/2034		4,816	5,076
Small Business Administration
6.640% due 02/01/2011		76	80
Tennessee Valley Authority
5.880% due 04/01/2036		3,900	4,180
7.140% due 05/23/2012		1,000	1,125

			29,501

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds
5.500% due 08/15/2028 (g)		2,700	3,010
U.S. Treasury Notes
1.000% due 07/31/2011 (d)		479	480
1.000% due 10/31/2011 (g)		735	734
1.125% due 06/30/2011 (g)		498	500
			4,724

Total United States (Cost $300,561)			269,809

SHORT-TERM INSTRUMENTS 4.0%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010		662	662

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $680. Repurchase proceeds are $662.)
U.S. CASH MANAGEMENT BILLS 0.1%
0.136% due 04/01/2010 (d)		590	590

U.S. TREASURY BILLS 0.9%
0.118% due 03/11/2010 - 03/25/2010 (b)(d)(e)(g)		8,571	8,570

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.9%
		2,584,508	25,876

Total Short-Term Instruments (Cost $35,698)			35,698

Total Investments 99.3% (Cost $925,107)			$893,935
Written Options (i) (0.2%) (Premiums $1,837)			(1,633)
Other Assets and Liabilities (Net) 0.9%			8,260

Net Assets 100.0%			$900,562

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $9,969 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009, was $54,575 at a weighted average interest rate of 0.330%. On December 31, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $2,687 and cash of $17 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	202	$(474)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 124.000	Short	03/2010	174	91
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	236	190
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	126	(69)
Japan Government 10-Year Bond March Futures	Long	03/2010	49	216

				$(46)

(h) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%)	03/20/2019	1.523%		$4,000	$18	$0	$18
American Electric Power Co., Inc.	WAC	(0.450%)	06/20/2015	0.527%		3,000	11	0	11
Anadarko Petroleum Corp.	BCLY	(0.330%)	03/20/2012	0.246%		1,000	(2)	0	(2)
AutoZone, Inc.	BOA	(0.620%)	12/20/2012	0.387%		7,000	(49)	0	(49)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	0.387%		800	(7)	0	(7)
Bank of America Corp.	BCLY	(1.700%)	12/20/2013	0.906%		1,500	(46)	0	(46)
Bank of America Corp.	DUB	(1.720%)	12/20/2013	0.906%		1,200	(38)	0	(38)
Barclays Bank PLC	BNP	(1.000%)	06/20/2017	1.467%		1,200	36	23	13
Barclays Bank PLC	DUB	(4.350%)	09/20/2013	1.213%	EUR	800	(130)	0	(130)
Barclays Bank PLC	DUB	(1.000%)	12/20/2017	1.485%		$1,700	55	38	17
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	1.485%		1,100	(65)	0	(65)
Bear Stearns Cos. LLC	CITI	(1.200%)	03/20/2018	0.500%		5,500	(278)	0	(278)
Boston Scientific Corp.	MLP	(0.510%)	06/20/2011	0.361%		1,000	(2)	0	(2)
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	0.628%		1,700	(144)	0	(144)
Citigroup, Inc.	CSFB	(1.300%)	09/20/2018	1.644%		2,400	56	0	56
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	1.935%		800	20	0	20
Computer Sciences Corp.	BOA	(1.160%)	03/20/2018	0.604%		3,000	(121)	0	(121)
COX Communications, Inc.	MSC	(0.200%)	03/20/2011	0.316%		700	1	0	1
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	0.271%		300	0	0	0
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	0.426%		400	(1)	0	(1)
Goldman Sachs Group, Inc.	CITI	(1.130%)	03/20/2018	0.924%		5,000	(74)	0	(74)
Goldman Sachs Group, Inc.	UBS	(0.310%)	06/20/2016	0.910%		1,100	38	0	38
HCP, Inc.	JPM	(0.610%)	09/20/2011	1.219%		300	3	0	3
International Lease Finance Corp.	BCLY	(1.540%)	12/20/2013	8.976%		3,000	636	0	636
International Lease Finance Corp.	JPM	(1.620%)	06/20/2012	9.366%		1,000	156	0	156
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.500%		1,000	175	0	175
Johnson Controls, Inc.	CSFB	(0.240%)	03/20/2011	0.454%		900	2	0	2
JPMorgan Chase & Co.	BNP	(2.180%)	03/20/2018	0.500%		5,100	(618)	0	(618)
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	0.500%		600	(10)	0	(10)
JPMorgan Chase & Co.	DUB	(0.740%)	03/20/2018	0.500%		2,600	(45)	0	(45)
JPMorgan Chase & Co.	DUB	(0.770%)	03/20/2018	0.500%		1,000	(20)	0	(20)
JPMorgan Chase & Co.	UBS	(0.730%)	03/20/2018	0.500%		1,700	(29)	0	(29)
Lennar Corp.	MLP	(5.750%)	12/20/2012	2.604%		900	(81)	0	(81)
Loews Corp.	JPM	(0.330%)	03/20/2016	0.679%		300	6	0	6
Marsh & McLennan Cos., Inc.	DUB	(0.590%)	09/20/2014	0.635%		3,000	6	0	6
Masco Corp.	MSC	(0.580%)	09/20/2012	1.503%		300	7	0	7
Nationwide Health Properties, Inc.	DUB	(0.620%)	09/20/2011	1.187%		900	9	0	9
NiSource Finance Corp.	JPM	(0.620%)	09/20/2014	1.085%		300	6	0	6
Rohm and Haas Co.	DUB	(0.470%)	03/20/2013	0.492%		4,500	2	0	2
Ryder System, Inc.	BOA	(0.850%)	03/20/2013	0.742%		3,000	(11)	0	(11)
Sara Lee Corp.	RBS	(0.630%)	09/20/2011	0.224%		900	(7)	0	(7)
Simon Property Group LP	DUB	(0.947%)	06/20/2018	1.517%		2,000	78	0	78
Smith Group PLC	RBS	(0.530%)	09/20/2010	0.258%	GBP	1,000	(4)	0	(4)
Spectra Energy Capital LLC	BOA	(0.830%)	09/20/2014	0.497%		$3,000	(46)	0	(46)
Sprint Nextel Corp.	JPM	(1.065%)	12/20/2016	3.994%		700	108	0	108
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.072%		400	10	0	10
Temple-Inland, Inc.	GSC	(6.680%)	03/20/2016	1.346%		3,500	(1,038)	0	(1,038)
Time Warner, Inc.	BCLY	(1.050%)	03/20/2016	0.562%		1,500	(42)	0	(42)
Vivendi S.A.	BNP	(1.742%)	06/20/2013	0.711%		1,200	(42)	0	(42)
Vivendi S.A.	BNP	(1.780%)	06/20/2013	0.711%		1,200	(44)	0	(44)
Vivendi S.A.	BNP	(1.820%)	06/20/2013	0.711%		1,000	(38)	0	(38)
Vivendi S.A.	JPM	(1.500%)	06/20/2018	1.042%		2,500	(83)	0	(83)
Weatherford International Ltd.	BOA	(0.560%)	03/20/2016	1.214%		1,600	58	0	58
WPP Group PLC	JPM	(3.750%)	06/20/2017	1.389%	GBP	2,500	(609)	0	(609)
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	0.753%		$400	4	0	4

							$(2,223)	$61	$(2,284)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	MLP	1.340%	08/20/2011	0.711%	$7,000	$108	$0	$108
HSBC Finance Corp.	GSC	1.500%	06/20/2010	0.534%	1,600	8	0	8
JSC Gazprom	MLP	0.610%	05/20/2012	2.110%	400	(14)	0	(14)

						$102	$0	$102

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017	52,562	$2,179	$1,281	$898
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017	7,454	229	279	(50)
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	$16,940	(308)	(572)	264
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019	8,035	34	242	(208)

					$2,134	$1,230	$904

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$2,999	$(2,010)	$(966)	$(1,044)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	992	(541)	(373)	(168)

					$(2,551)	$(1,339)	$(1,212)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR- FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	9,000	$488	$(14)	$502
Pay	1-Month EUR- FRCPXTOB Index	2.103%	10/15/2010	BCLY		17,000	938	(17)	955
Pay	1-Month EUR- FRCPXTOB Index	2.146%	10/15/2010	UBS		14,200	830	10	820
Pay	1-Month EUR- FRCPXTOB Index	1.948%	03/15/2012	BCLY		2,300	70	0	70
Pay	1-Month EUR- FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	378	0	378
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	7,300	(7)	0	(7)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		2,000	(3)	0	(3)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		17,500	(16)	0	(16)
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	RBS	AUD	7,700	49	5	44
Pay	6-Month JPY- LIBOR	1.000%	06/16/2011	DUB	JPY	2,700,000	165	104	61
Pay	6-Month JPY- LIBOR	1.000%	06/16/2015	BOA		430,000	49	47	2
Pay	6-Month JPY- LIBOR	1.000%	06/16/2015	RBS		960,000	110	98	12
Pay	6-Month JPY- LIBOR	1.000%	06/16/2015	UBS		2,300,000	264	243	21
Pay	6-Month JPY- LIBOR	1.000%	06/16/2017	BOA		2,260,000	(127)	(128)	1
Pay	6-Month JPY- LIBOR	1.500%	06/16/2020	BOA		240,000	(3)	7	(10)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	8,400	4	5	(1)

							$3,189	$360	$2,829

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$119.000	01/22/2010	97	$16	$2
Call -CBOT U.S. Treasury 10-Year Note March Futures	119.000	02/19/2010	209	45	22
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	205	36	8
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	97	45	120
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	414	280	442
Put - CME 90-Day Eurodollar March Futures	98.500	03/15/2010	137	48	1

				$470	$595

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$6,900	$39	$2
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	6,900	49	114
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	4,200	53	8
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	7,200	59	137
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	20,100	34	34
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	20,100	97	97
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,500	51	47
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	14,900	168	27
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	20,800	189	394

							$739	$860

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	BRL	1.910	02/18/2010		$1,900	$27	$9
Call - OTC USD versus BRL		2.095	03/18/2010		1,900	38	2
Call - OTC USD versus KRW	KRW	1,250.000	03/18/2010		5,900	81	26
Call - OTC USD versus KRW		1,320.000	03/18/2010		2,900	45	1
Call - OTC USD versus KRW		1,500.000	09/01/2010		1,300	15	2
Put - OTC USD versus MXN	MXN	12.750	02/05/2010		3,300	48	28
Call - OTC USD versus MXN		14.220	02/05/2010		1,700	27	2
Call - OTC USD versus MXN		14.950	03/18/2010		3,200	63	6
Call - OTC USD versus MXN		16.250	09/22/2010		1,400	38	10
Call - OTC USD versus NOK	NOK	5.950	01/11/2010		1,400	20	2
Call - OTC USD versus NOK		5.950	01/29/2010		1,600	25	11
Call - OTC USD versus NOK		6.050	02/16/2010		5,800	56	46
Put - OTC AUD versus USD		$0.870	01/11/2010	AUD	2,900	34	2
Put - OTC AUD versus USD		0.850	02/01/2010		4,700	63	10
Put - OTC AUD versus USD		0.830	03/18/2010		4,000	48	21

						$628	$178

(j) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,980	$2,141	0.24%

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	450	01/2010	GSC	$0	$(11)	$(11)
Buy		800	01/2010	JPM	16	0	16
Sell		2,518	01/2010	JPM	61	0	61
Sell		28,425	01/2010	RBS	838	0	838
Buy	BRL	9,891	02/2010	HSBC	324	0	324
Sell	CAD	14,788	01/2010	JPM	0	(248)	(248)
Sell	CLP	17,227	02/2010	JPM	0	(3)	(3)
Buy	CNY	5,653	03/2010	BOA	0	0	0
Sell		1,115	03/2010	CITI	1	0	1
Sell		4,023	03/2010	DUB	2	0	2
Buy		1,676	03/2010	JPM	0	(1)	(1)
Sell		2,191	03/2010	JPM	1	0	1
Buy		10,063	05/2010	BCLY	0	(151)	(151)
Sell		21,410	05/2010	BCLY	0	(167)	(167)
Buy		11,346	05/2010	MLP	0	(164)	(164)
Buy		18,696	06/2010	BCLY	0	(6)	(6)
Buy		11,399	06/2010	HSBC	0	(4)	(4)
Buy		35,137	11/2010	BCLY	15	(27)	(12)
Buy		1,088	11/2010	CITI	0	(2)	(2)
Buy		1,115	11/2010	DUB	0	(2)	(2)
Buy		2,191	11/2010	JPM	0	(3)	(3)
Buy		12,844	11/2010	MSC	0	(30)	(30)
Buy		17,693	11/2010	UBS	6	0	6
Buy		2,729	06/2011	DUB	0	(7)	(7)
Buy	DKK	33,319	01/2010	HSBC	0	(80)	(80)
Sell	EUR	2,500	01/2010	CITI	5	0	5
Sell		5,037	01/2010	GSC	28	0	28
Buy		100	01/2010	JPM	0	0	0
Buy		500	01/2010	RBC	0	(9)	(9)
Buy		18,800	01/2010	UBS	0	(43)	(43)
Sell		18,800	01/2010	UBS	43	0	43
Sell		30,133	02/2010	DUB	1,637	0	1,637
Sell		3,518	02/2010	RBS	178	0	178
Sell		13,718	03/2010	GSC	263	0	263
Buy	GBP	2,372	01/2010	CITI	51	0	51
Sell		567	01/2010	CITI	27	0	27
Sell		539	01/2010	JPM	7	0	7
Buy		8,452	01/2010	RBS	45	(123)	(78)
Sell		1,778	01/2010	RBS	45	0	45
Buy	HKD	58	02/2010	CITI	0	0	0
Buy		31	02/2010	DUB	0	0	0
Buy	HUF	112	01/2010	UBS	0	0	0
Buy	IDR	14,607,600	01/2010	BCLY	70	0	70
Buy		15,445,200	09/2010	JPM	102	0	102
Buy	INR	1,577	03/2010	CITI	1	0	1
Sell	JPY	491,901	01/2010	CITI	205	0	205
Sell		1,653,663	01/2010	CSFB	978	0	978
Buy		8,977	01/2010	GSC	0	(6)	(6)
Buy		23,387,569	01/2010	RBC	0	(10,194)	(10,194)
Buy	KRW	1,355,097	02/2010	CITI	14	0	14
Buy		1,048,726	02/2010	JPM	34	0	34
Buy		1,733,373	02/2010	MSC	0	(6)	(6)
Buy		386,000	07/2010	BCLY	3	0	3
Buy		766,803	07/2010	DUB	7	0	7
Buy		637,046	07/2010	MSC	4	0	4
Buy		1,524,842	08/2010	MSC	2	0	2
Buy		685,734	11/2010	BCLY	0	(4)	(4)
Buy		374,858	11/2010	CITI	0	(3)	(3)
Buy	MXN	730	04/2010	DUB	0	0	0
Buy		3,158	04/2010	GSC	6	0	6
Buy		107	04/2010	HSBC	0	0	0
Buy		51,884	04/2010	RBS	48	0	48
Sell	MYR	5	02/2010	BCLY	0	0	0
Sell		1	02/2010	CITI	0	0	0
Sell		7	02/2010	DUB	0	0	0
Sell		2	02/2010	JPM	0	0	0
Sell		1	06/2010	MSC	0	0	0
Buy	NOK	4,334	01/2010	DUB	0	(1)	(1)
Sell		3,467	01/2010	GSC	1	0	1
Buy		867	03/2010	GSC	0	0	0
Buy		39,169	03/2010	HSBC	0	(17)	(17)
Sell		3,857	03/2010	HSBC	0	(10)	(10)
Buy		4,017	03/2010	RBC	7	0	7
Sell	NZD	157	01/2010	RBS	1	0	1
Sell	PHP	1,052	04/2010	DUB	0	0	0
Buy	SEK	31,655	03/2010	CITI	28	0	28
Sell	SGD	15	03/2010	CITI	0	0	0
Sell	TWD	61	06/2010	BOA	0	0	0
Sell		71	06/2010	DUB	0	0	0
Sell		76	06/2010	MSC	0	0	0
Sell		12	10/2010	BCLY	0	0	0
Sell		27	10/2010	CITI	0	0	0
Buy	ZAR	279	02/2010	CITI	1	0	1

					$5,105	$(11,322)	$(6,217)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Australia	$0	$67,937	$0	$67,937
France	0	112,679	0	112,679
Germany	0	73,583	0	73,583
Netherlands	0	54,857	0	54,857
United Kingdom	0	90,058	1,473	91,531
United States	131	262,966	6,712	269,809
Other Investments+++	25,876	188,868	8,795	223,539

Investments, at value	$26,007	$850,948	$16,980	$893,935
Financial Derivative Instruments++++	$(46)	$(7,414)	$(97)	$(7,557)

Total	$25,961	$843,534	$16,883	$886,378

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Australia	$4,835	$(984)	$36	$(78)	$1,069	$(4,878)	$0	$0
United Kingdom	0	1,500	0	0	(27)	0	1,473	(27)
United States	1,230	(489)	10	22	325	5,614	6,712	122
Other Investments+++	8,234	(2,387)	0	(219)	2,475	692	8,795	1,997

Investments, at value	$14,299	$(2,360)	$46	$(275)	$3,842	$1,428	$16,980	$2,092
Financial Derivative Instruments++++	$2,429	$0	$0	$0	$295	$(2,821)	$(97)	$0

Total	$16,728	$(2,360)	$46	$(275)	$4,137	$(1,393)	$16,883	$2,092

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

AUSTRALIA 9.0%
Bank of Queensland Ltd.
5.500% due 10/22/2012	AUD	700	$626
Bank of Scotland PLC
4.750% due 01/13/2011		2,200	1,974
5.250% due 07/24/2012		500	446
Citigroup Pty Ltd.
5.500% due 06/18/2012		500	449
Commonwealth Bank of Australia
0.533% due 09/17/2014		$1,100	1,098
0.636% due 12/10/2012		800	796
0.704% due 07/12/2013		1,500	1,496
4.500% due 02/20/2014	AUD	1,100	939
Crusade Global Trust
0.855% due 11/19/2037	EUR	229	314
ING Bank Australia Ltd.
4.390% due 08/28/2013	AUD	500	448
4.850% due 06/24/2014		2,000	1,806
5.750% due 08/28/2013		600	538
Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,788
National Australia Bank Ltd.
0.784% due 07/08/2014		1,000	997
Puma Finance Ltd.
0.337% due 02/21/2038		393	365
4.168% due 08/22/2037	AUD	132	114
4.247% due 07/12/2036		132	114
Superannuation Members Home Loans Global Fund
0.397% due 03/09/2036		$563	553
Torrens Trust
4.405% due 10/19/2038	AUD	680	584
Westpac Banking Corp.
2.700% due 12/09/2014		$1,800	1,758
2.900% due 09/10/2014		900	889

Total Australia (Cost $17,541)			18,092

BERMUDA 0.3%
Merna Reinsurance Ltd.
0.901% due 07/07/2010		$700	687

Total Bermuda (Cost $699)			687

CANADA 2.6%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	892	882
Canada Housing Trust No. 1
4.050% due 03/15/2011		500	496
4.600% due 09/15/2011		800	806
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	400	588
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	197
Ford Auto Securitization Trust
4.817% due 10/15/2012		300	292
Master Credit Card Trust
5.297% due 08/21/2012		200	205
Province of Ontario Canada
4.000% due 10/07/2019		$400	384
Province of Quebec Canada
5.125% due 11/14/2016		300	323
5.750% due 12/01/2036	CAD	1,000	1,074

Total Canada (Cost $4,973)			5,247

CAYMAN ISLANDS 0.4%
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$300	301
Residential Reinsurance 2007 Ltd.
8.006% due 06/07/2010		500	508

Total Cayman Islands (Cost $816)			809

DENMARK 3.1%
Nykredit Realkredit A/S
5.000% due 01/01/2010	EUR	3,300	4,731
6.000% due 10/01/2029	DKK	166	34
Realkredit Danmark A/S
2.550% due 01/01/2038		2,160	401
5.000% due 01/01/2010	EUR	700	1,003

Total Denmark (Cost $6,348)			6,169

FRANCE 12.6%
BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	600	871
4.750% due 05/28/2013		700	1,073
Caisse Nationale des Caisses d’Epargne et de Prevoyance
5.250% due 09/17/2010		1,250	1,844
6.117% due 10/29/2049		300	302
Compagnie de Financement Foncier
4.000% due 07/21/2011		1,200	1,782
4.500% due 01/09/2013		700	1,062
Credit Agricole S.A.
6.637% due 05/29/2049		$500	412
Dexia Credit Local
0.899% due 09/23/2011		800	807
France Government Bond
3.750% due 10/25/2019	EUR	1,300	1,880
4.000% due 10/25/2013		800	1,222
4.000% due 10/25/2014		1,000	1,524
4.000% due 10/25/2038		600	827
4.250% due 04/25/2019		2,500	3,784
4.250% due 10/25/2023		1,800	2,654
4.750% due 04/25/2035		300	463
5.750% due 10/25/2032		1,100	1,920
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	579
2.250% due 06/11/2012		$1,600	1,618
Vivendi
5.750% due 04/04/2013		446	469
6.625% due 04/04/2018		100	109

Total France (Cost $25,374)			25,202

GERMANY 6.1%
Kreditanstalt fuer Wiederaufbau
4.875% due 06/17/2019		$800	847
5.500% due 06/05/2014	AUD	500	441
Republic of Germany
3.750% due 01/04/2015	EUR	900	1,364
3.750% due 01/04/2019		1,100	1,631
4.000% due 01/04/2037		300	419
4.250% due 07/04/2039		700	1,027
4.750% due 07/04/2034		100	155
4.750% due 07/04/2040		800	1,272
5.500% due 01/04/2031		2,000	3,380
6.250% due 01/04/2030		900	1,648

Total Germany (Cost $11,872)			12,184

GREECE 0.6%
Greece Government Bond
4.000% due 08/20/2013	EUR	300	418
4.300% due 03/20/2012		100	143
4.600% due 05/20/2013		400	568

Total Greece (Cost $1,243)			1,129

IRELAND 0.3%
Depfa ACS Bank
1.650% due 12/20/2016	JPY	20,000	187
Immeo Residential Finance PLC
0.874% due 12/15/2016	EUR	229	279
Lusitano Mortgages PLC
0.994% due 12/15/2035		84	111

Total Ireland (Cost $562)			577

ITALY 3.5%
Intesa Sanpaolo SpA
8.375% due 10/29/2049	EUR	200	301
Italy Buoni Poliennali Del Tesoro
3.750% due 12/15/2013		2,200	3,279
4.250% due 10/15/2012		900	1,362
4.250% due 04/15/2013		1,200	1,818
Siena Mortgages SpA
0.945% due 12/16/2038		226	320

Total Italy (Cost $7,221)			7,080

JAPAN 4.9%
Japan Government International Bond
0.700% due 09/20/2014	JPY	720,000	7,821
2.500% due 09/20/2036		100,000	1,130
2.500% due 09/20/2037		50,000	566
JLOC Ltd.
0.575% due 02/16/2016		39,876	298

Total Japan (Cost $10,084)			9,816

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	102

Total Liberia (Cost $101)			102

LUXEMBOURG 0.5%
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	1,047

Total Luxembourg (Cost $911)			1,047

NETHERLANDS 5.7%
Achmea Hypotheekbank NV
0.631% due 11/03/2014		$1,500	1,500
Delphinus BV
0.976% due 06/25/2066	EUR	46	65
1.007% due 11/28/2031		158	224
Dutch Mortgage-Backed Securities BV
1.033% due 10/02/2079		624	888
Fortis Bank Nederland NV
3.375% due 05/19/2014		1,200	1,768
LeasePlan Corp. NV
3.250% due 05/22/2014		300	439
Netherlands Government Bond
3.750% due 07/15/2014		200	302
4.500% due 07/15/2017		4,000	6,211

Total Netherlands (Cost $11,105)			11,397

NEW ZEALAND 0.5%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	907

Total New Zealand (Cost $898)			907

NORWAY 0.9%
DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,875

Total Norway (Cost $1,960)			1,875

QATAR 0.2%
Qatar Government International Bond
4.000% due 01/20/2015		$300	302

Total Qatar (Cost $300)			302

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	389

Total South Korea (Cost $393)			389

SPAIN 0.3%
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$550	495

Total Spain (Cost $559)			495

SUPRANATIONAL 1.7%
European Investment Bank
4.250% due 04/15/2019	EUR	2,100	3,166
5.375% due 05/20/2014	AUD	200	176

Total Supranational (Cost $3,207)			3,342

SWITZERLAND 0.5%
UBS AG
5.750% due 04/25/2018		$956	975

Total Switzerland (Cost $951)			975

UNITED KINGDOM 8.3%
Barclays Bank PLC
7.434% due 09/29/2049		$600	555
10.179% due 06/12/2021		400	517
Bauhaus Securities Ltd.
1.044% due 10/30/2052	EUR	44	62
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		$800	1,027
HBOS PLC
6.750% due 05/21/2018		446	415
LBG Capital No.1 PLC
8.500% due 12/29/2049		2,000	1,486
Lloyds TSB Bank PLC
1.287% due 04/02/2012		600	610
Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		1,275	1,341
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,096
2.625% due 05/11/2012		800	812
9.118% due 03/31/2049		382	350
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	101
United Kingdom Gilt
2.250% due 03/07/2014	GBP	200	318
3.750% due 09/07/2019		1,700	2,667
4.250% due 06/07/2032		100	157
4.250% due 03/07/2036		900	1,407
4.500% due 12/07/2042		200	329
4.750% due 12/07/2038		1,300	2,215
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	207

Total United Kingdom (Cost $16,603)			16,672

UNITED STATES 30.0%
ASSET-BACKED SECURITIES 2.8%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$191	187
AFC Home Equity Loan Trust
0.941% due 12/22/2027		9	5
Amortizing Residential Collateral Trust
0.931% due 10/25/2031		9	6
Amresco Residential Securities Mortgage Loan Trust
1.171% due 06/25/2029		9	5
Bear Stearns Asset-Backed Securities Trust
0.681% due 03/25/2043		4	4
0.891% due 10/25/2032		5	5
Capital Auto Receivables Asset Trust
1.683% due 10/15/2012		700	705
Countrywide Asset-Backed Certificates
0.281% due 08/25/2037		185	177
CS First Boston Mortgage Securities Corp.
0.851% due 01/25/2032		7	5
First Alliance Mortgage Loan Trust
0.463% due 12/20/2027		38	23
Ford Credit Auto Owner Trust
1.133% due 01/15/2011		132	133
1.653% due 06/15/2012		365	367
Franklin Auto Trust
1.233% due 10/20/2011		101	101
Home Equity Mortgage Trust
5.500% due 01/25/2037		155	16
Mid-State Trust
8.330% due 04/01/2030		287	289
Morgan Stanley ABS Capital I
0.341% due 10/25/2036		1,000	704
Nelnet Student Loan Trust
0.812% due 04/27/2015		216	217
Renaissance Home Equity Loan Trust
0.731% due 12/25/2033		35	29
Residential Asset Mortgage Products, Inc.
0.791% due 06/25/2032		7	6
Residential Asset Securities Corp.
0.731% due 07/25/2032		21	10
SLC Student Loan Trust
0.704% due 06/15/2017		510	509
SLM Student Loan Trust
1.782% due 04/25/2023		1,596	1,661
Structured Asset Securities Corp.
0.631% due 05/25/2034		39	32
Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023		5	5
Wachovia Asset Securitization, Inc.
0.491% due 06/25/2033		486	307
Wells Fargo Home Equity Trust
0.461% due 10/25/2035		70	68

			5,576

CORPORATE BONDS & NOTES 13.7%
Aetna, Inc.
6.500% due 09/15/2018		300	320
American Express Bank FSB
0.361% due 05/29/2012		$100	97
0.384% due 06/12/2012		300	292
American International Group, Inc.
4.875% due 03/15/2067	EUR	300	228
5.850% due 01/16/2018		$500	411
8.000% due 05/22/2038	EUR	1,500	1,360
8.175% due 05/15/2068		$1,300	868
8.250% due 08/15/2018		700	658
AutoZone, Inc.
5.875% due 10/15/2012		100	108
BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	212
Bank of America Corp.
4.000% due 03/28/2018	EUR	600	780
4.750% due 05/23/2017		400	519
5.750% due 12/01/2017		$320	328
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,200	1,310
7.250% due 02/01/2018		1,100	1,265
Boston Scientific Corp.
6.000% due 06/15/2011		200	210
6.400% due 06/15/2016		300	324
Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		446	475
Citigroup, Inc.
5.500% due 10/15/2014		500	507
6.000% due 08/15/2017		1,319	1,320
6.125% due 05/15/2018		1,085	1,093
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	649
CNA Financial Corp.
6.000% due 08/15/2011		300	305
Computer Sciences Corp.
5.500% due 03/15/2013		637	676
Cytec Industries, Inc.
6.000% due 10/01/2015		637	672
Daimler Finance North America LLC
5.750% due 09/08/2011		100	105
DR Horton, Inc.
6.000% due 04/15/2011		200	204
Erac USA Finance Co.
5.800% due 10/15/2012		700	734
GATX Financial Corp.
5.500% due 02/15/2012		637	665
Goldman Sachs Group, Inc.
1.064% due 05/18/2015	EUR	1,000	1,329
5.250% due 06/01/2016 (i)	CAD	500	487
Health Care REIT, Inc.
5.875% due 05/15/2015		$400	392
Home Depot, Inc.
5.400% due 03/01/2016		637	668
International Lease Finance Corp.
5.350% due 03/01/2012		200	174
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	190
6.000% due 01/15/2018		$500	538
JPMorgan Chase & Co. CPI Linked Bond
1.714% due 02/15/2012		100	97
JPMorgan Chase Capital XX
6.550% due 09/15/2066		100	92
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		1,200	240
5.625% due 01/24/2013 (a)		500	105
6.875% due 05/02/2018 (a)		700	149
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	666
Masco Corp.
6.125% due 10/03/2016		200	191
Merrill Lynch & Co., Inc.
1.015% due 08/25/2014	EUR	100	133
1.017% due 05/30/2014		500	660
Morgan Stanley
0.734% due 10/18/2016		$200	186
Nabors Industries, Inc.
6.150% due 02/15/2018		637	663
NiSource Finance Corp.
6.800% due 01/15/2019		637	682
RBS Capital Trust I
4.709% due 12/29/2049		100	50
Regions Financial Corp.
7.750% due 11/10/2014		400	395
Sabre Holdings Corp.
7.350% due 08/01/2011		200	204
Sara Lee Corp.
6.250% due 09/15/2011		200	213
Sealed Air Corp.
5.625% due 07/15/2013		200	212
Sprint Nextel Corp.
6.000% due 12/01/2016		100	92
8.375% due 08/15/2017		1,000	1,025
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	750	1,043

			27,571

MORTGAGE-BACKED SECURITIES 8.0%
American Home Mortgage Assets
0.421% due 05/25/2046		$506	264
0.441% due 10/25/2046		368	187
American Home Mortgage Investment Trust
0.471% due 05/25/2047		425	92
Banc of America Funding Corp.
4.531% due 02/20/2036		470	406
Banc of America Mortgage Securities, Inc.
4.787% due 09/25/2035		300	236
BCAP LLC Trust
0.401% due 01/25/2037		383	183
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		55	50
2.530% due 08/25/2035		69	60
2.940% due 03/25/2035		127	112
3.522% due 08/25/2033		6	6
4.100% due 05/25/2034		88	77
4.631% due 05/25/2034		41	37
4.649% due 10/25/2033		50	46
5.132% due 08/25/2035		800	713
5.436% due 05/25/2047		780	552
Bear Stearns Alt-A Trust
0.391% due 02/25/2034		91	61
5.310% due 05/25/2035		37	26
5.486% due 11/25/2035		324	187
5.654% due 11/25/2036		323	182
5.681% due 02/25/2036		978	530
6.250% due 08/25/2036		419	266
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		246	152
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		181	161
4.248% due 08/25/2035		162	145
5.978% due 09/25/2037		802	562
Countrywide Alternative Loan Trust
0.313% due 09/20/2046		37	36
0.428% due 12/20/2046		383	187
0.443% due 07/20/2046		645	281
0.511% due 02/25/2037		660	341
0.581% due 05/25/2037		88	46
2.044% due 11/25/2035		115	56
2.584% due 11/25/2035		39	20
5.250% due 06/25/2035		77	64
5.862% due 11/25/2035		623	347
5.882% due 02/25/2037		213	146
6.000% due 04/25/2037		138	93
6.110% due 08/25/2036		216	205
6.250% due 08/25/2037		82	41
6.500% due 06/25/2036		181	113
Countrywide Home Loan Mortgage Pass-Through Trust
0.611% due 09/25/2034		96	58
3.647% due 04/20/2035		25	24
3.971% due 08/25/2034		25	17
3.983% due 08/25/2034		278	209
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		300	144
CS First Boston Mortgage Securities Corp.
3.692% due 08/25/2033		74	68
6.500% due 04/25/2033		12	12
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033		30	27
3.148% due 07/25/2033		21	19
Greenpoint Mortgage Funding Trust
0.501% due 11/25/2045		20	11
GS Mortgage Securities Corp. II
0.325% due 03/06/2020		305	290
GSR Mortgage Loan Trust
2.140% due 03/25/2033		36	34
3.336% due 09/25/2035		305	265
3.726% due 06/25/2034		82	70
4.553% due 09/25/2035		800	532
Harborview Mortgage Loan Trust
0.423% due 01/19/2038		137	75
1.394% due 12/19/2036		233	89
3.979% due 05/19/2033		69	63
Impac CMB Trust
1.231% due 07/25/2033		20	16
Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035		272	200
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		192	170
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,400	1,184
JPMorgan Mortgage Trust
4.379% due 11/25/2033		45	43
MASTR Alternative Loans Trust
0.631% due 03/25/2036		94	45
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		701	621
Merrill Lynch Mortgage Investors, Inc.
0.481% due 08/25/2036		61	39
3.633% due 02/25/2033		28	25
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		249	216
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		510	251
Residential Accredit Loans, Inc.
0.381% due 02/25/2047		235	102
0.411% due 06/25/2046		720	281
Residential Asset Securitization Trust
5.750% due 02/25/2036		63	41
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		9	9
Sequoia Mortgage Trust
0.583% due 07/20/2033		175	126
Structured Adjustable Rate Mortgage Loan Trust
3.262% due 04/25/2034		88	72
3.586% due 02/25/2034		33	28
Structured Asset Mortgage Investments, Inc.
0.441% due 05/25/2046		171	81
0.451% due 05/25/2036		414	206
0.451% due 09/25/2047		500	155
0.523% due 07/19/2034		37	30
TBW Mortgage-Backed Pass-Through Certificates
0.341% due 01/25/2037		129	113
5.630% due 01/25/2037		300	149
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048		800	742
WaMu Mortgage Pass-Through Certificates
0.541% due 01/25/2045		97	74
0.771% due 12/25/2027		296	223
1.332% due 02/25/2047		682	370
1.903% due 05/25/2041		18	16
2.509% due 02/27/2034		92	74
2.911% due 06/25/2033		30	29
5.387% due 02/25/2037		423	300
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.484% due 07/25/2046		143	60
Wells Fargo Mortgage-Backed Securities Trust
3.212% due 04/25/2036		554	470
4.950% due 03/25/2036		338	280

			16,117

MUNICIPAL BONDS & NOTES 1.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (b)		600	374
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		765	656
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	301
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	6
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		100	71
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049		500	487
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		485	388

			2,283

		SHARES
PREFERRED STOCKS 0.8%
DG Funding Trust
2.532% due 12/31/2049		172	1,526
SLM Corp.
0.760% due 01/16/2018		1,800	26

			1,552

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.4%
Fannie Mae
0.331% due 01/25/2021		$112	110
0.431% due 10/27/2037		1,000	950
0.481% due 06/25/2044		18	18
2.658% due 12/01/2034		136	139
2.998% due 11/01/2034		309	319
5.000% due 08/25/2016 - 03/25/2017		282	289
6.000% due 04/25/2043 - 07/25/2044		226	237
6.500% due 11/25/2042		284	308
Freddie Mac
0.141% due 02/01/2011 (d)		423	423
0.683% due 12/15/2031		2	2
1.832% due 10/25/2044		325	310
4.500% due 07/15/2018		173	179
5.000% due 02/15/2024 - 03/15/2025		36	36
5.316% due 04/01/2037		33	34
Ginnie Mae
0.832% due 02/16/2030		57	57
0.882% due 02/16/2030		51	51
3.625% due 07/20/2022 - 09/20/2026		78	80
4.125% due 11/20/2021 - 12/20/2026		31	32
4.250% due 01/20/2030		21	22
4.375% due 05/20/2028 - 06/20/2030		77	79
6.000% due 08/20/2034		688	725
Small Business Administration
5.600% due 09/01/2028		836	892
6.640% due 02/01/2011		20	21
Tennessee Valley Authority
5.880% due 04/01/2036		637	683
7.140% due 05/23/2012		637	717

			6,712

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.000% due 08/31/2011		15	15
1.000% due 09/30/2011 (f)		23	23
1.000% due 10/31/2011 (f)		403	402

			440

Total United States (Cost $66,121)			60,252

SHORT-TERM INSTRUMENTS 6.3% CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.071% due 03/22/2011		$900	899

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.005% due 01/04/2010		323	323

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $330. Repurchase proceeds are $323.)
U.S. TREASURY BILLS 0.1%
0.110% due 03/25/2010 (f)		113	113

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.6%
		1,130,514	11,319

Total Short-Term Instruments (Cost $12,656)			12,654

Total Investments 98.4% (Cost $202,498)			$197,401
Written Options (h) (0.2%) (Premiums $393)			(345)
Other Assets and Liabilities (Net) 1.8%			3,584

Net Assets 100.0%			$200,640

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Security becomes interest bearing at a future date.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $423 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $2,059 at a weighted average interest rate of 0.293%. On December 31, 2009,there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $439 and cash of $62 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	49	$(115)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 124.000	Short	03/2010	38	20
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	51	42
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	27	(16)
Japan Government 10-Year Bond March Futures	Long	03/2010	7	25

				$(44)

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	GSC	(0.950%)	09/20/2018	0.639%		$300	$(7)	$0	$(7)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	0.387%		100	(1)	0	(1)
BAE Systems Holdings, Inc.	UBS	(0.140%)	12/20/2011	0.505%		200	2	0	2
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	1.485%		300	(18)	0	(18)
Bear Stearns Cos. LLC	CITI	(1.200%)	03/20/2018	0.500%		800	(41)	0	(41)
Bear Stearns Cos. LLC	CSFB	(0.760%)	12/20/2017	0.497%		1,000	(19)	0	(19)
Boston Scientific Corp.	MLP	(0.510%)	06/20/2011	0.361%		200	(1)	0	(1)
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	0.628%		300	(25)	0	(25)
British Sky Broadcasting Group PLC	BCLY	(0.700%)	12/20/2018	0.753%		800	3	0	3
Burlington Northern Santa Fe Corp.	RBS	(0.510%)	03/20/2018	0.513%		446	0	0	0
Cleveland Electric Illuminating Co.	RBS	(0.940%)	06/20/2017	1.440%		637	20	0	20
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	1.935%		300	8	0	8
Computer Sciences Corp.	MSC	(0.620%)	03/20/2013	0.287%		637	(7)	0	(7)
Cytec Industries, Inc.	DUB	(0.950%)	12/20/2015	1.022%		637	2	0	2
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	0.426%		100	0	0	0
DR Horton, Inc.	BNP	(4.030%)	06/20/2011	1.454%		200	(8)	0	(8)
ERAC USA Finance Co.	JPM	(2.700%)	12/20/2012	0.540%		700	(45)	0	(45)
GATX Financial Corp.	RBS	(0.605%)	03/20/2012	0.527%		637	(1)	0	(1)
Health Care REIT, Inc.	BCLY	(2.930%)	06/20/2015	1.358%		400	(31)	0	(31)
Home Depot, Inc.	BOA	(1.100%)	03/20/2016	0.610%		637	(18)	0	(18)
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.500%		200	35	0	35
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	0.500%		100	(2)	0	(2)
JPMorgan Chase & Co.	DUB	(0.740%)	03/20/2018	0.500%		500	(9)	0	(9)
JPMorgan Chase & Co.	RBS	(2.223%)	03/20/2018	0.500%		300	(37)	0	(37)
JPMorgan Chase & Co.	UBS	(0.730%)	03/20/2018	0.500%		300	(5)	0	(5)
Marsh & McLennan Cos., Inc.	BOA	(0.990%)	09/20/2015	0.708%		638	(10)	0	(10)
Masco Corp.	CSFB	(0.907%)	12/20/2016	2.135%		200	14	0	14
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	0.949%		637	14	0	14
NiSource Finance Corp.	MSC	(1.470%)	03/20/2019	1.272%		637	(10)	0	(10)
Pearson Dollar Finance PLC	CITI	(0.690%)	06/20/2018	0.639%		275	(1)	0	(1)
Pearson Dollar Finance PLC	SOG	(1.040%)	06/20/2018	0.639%		1,000	(30)	0	(30)
Royal Caribbean Cruises Ltd.	BOA	(0.480%)	06/20/2010	1.227%		100	0	0	0
Sabre Holdings Corp.	JPM	(0.930%)	09/20/2011	3.507%		200	9	0	9
Sara Lee Corp.	RBS	(0.630%)	09/20/2011	0.224%		200	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%)	09/20/2013	0.777%		200	2	0	2
Sprint Nextel Corp.	BNP	(5.000%)	09/20/2017	4.006%		1,000	(58)	(143)	85
Sprint Nextel Corp.	JPM	(1.065%)	12/20/2016	3.994%		100	16	0	16
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.072%		100	3	0	3
Tyco Electronics Group S.A.	BOA	(1.100%)	03/20/2014	0.529%		1,000	(24)	80	(104)
UBS AG	BCLY	(2.300%)	03/20/2014	0.707%	EUR	400	(37)	0	(37)
UBS AG	BOA	(2.280%)	06/20/2018	0.881%		$100	(10)	0	(10)
UBS AG	DUB	(2.080%)	03/20/2014	0.707%	EUR	200	(16)	0	(16)
Vivendi S.A.	BNP	(1.742%)	06/20/2013	0.711%		$200	(7)	0	(7)
Vivendi S.A.	BNP	(1.780%)	06/20/2013	0.711%		100	(4)	0	(4)
Vivendi S.A.	BNP	(1.820%)	06/20/2013	0.711%		146	(6)	0	(6)
Vivendi S.A.	JPM	(1.500%)	06/20/2018	1.042%		100	(3)	0	(3)
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	0.753%		200	2	0	2

							$(362)	$(63)	$(299)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	BOA	(0.650%)	12/20/2016	$5,977	$221	$(42)	$263
CDX.IG-7 10-Year Index	MSC	(0.650%)	12/20/2016	482	18	(3)	21
CDX.IG-8 10-Year Index	DUB	(0.600%)	06/20/2017	5,614	233	42	191
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017	2,904	120	71	49
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017	1,549	48	58	(10)
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	581	(11)	(20)	9
CDX.IG-10 10-Year Index	MSC	(1.500%)	06/20/2018	484	(9)	(7)	(2)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	3,571	(29)	139	(168)
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019	2,778	12	114	(102)

					$603	$352	$251

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$400	$(268)	$(120)	$(148)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	496	(270)	(151)	(119)

					$(538)	$(271)	$(267)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR- FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,000	$163	$(3)	$166
Pay	1-Month EUR- FRCPXTOB Index	2.103%	10/15/2010	BCLY		6,300	348	(7)	355
Pay	1-Month EUR- FRCPXTOB Index	2.146%	10/15/2010	UBS		3,500	205	4	201
Pay	1-Month EUR- FRCPXTOB Index	1.948%	03/15/2012	BCLY		500	15	0	15
Pay	1-Month EUR- FRCPXTOB Index	1.950%	03/30/2012	RBS		600	17	0	17
Pay	1-Month EUR- FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	56	0	56
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC	BRL	1,900	0	5	(5)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		2,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		400	(1)	0	(1)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		1,200	(1)	0	(1)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	1,900	1	1	0
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	DUB	AUD	1,600	10	1	9
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	3,200	(13)	3	(16)
Pay	6-Month EUR- LIBOR	3.000%	09/15/2012	DUB	EUR	5,200	64	29	35
Pay	6-Month JPY- LIBOR	1.000%	06/16/2015	BOA	JPY	180,000	21	20	1
Pay	6-Month JPY- LIBOR	1.000%	06/16/2015	RBS		420,000	48	43	5
Pay	6-Month JPY- LIBOR	1.000%	06/16/2015	UBS		1,010,000	116	107	9
Pay	6-Month JPY- LIBOR	1.000%	06/16/2017	BOA		380,000	(21)	(21)	0

							$1,026	$182	$844

(h) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$119.000	01/22/2010	30	$5	$1
Call - CBOT U.S. Treasury 10-Year Note March Futures	119.000	02/19/2010	8	2	1
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	47	8	2
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	30	18	37
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	55	32	59
Put - CME 90-Day Eurodollar March Futures	98.500	03/15/2010	49	22	0

				$87	$100

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	$1,300	$9	$21
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.500%	02/17/2010	1,400	7	21
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	5,800	10	10
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	5,800	28	28
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,800	11	10
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	4,600	50	8
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	5,900	56	112

							$171	$210

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	BRL	1.910	02/18/2010	$400	$6	$2
Call - OTC USD versus BRL		2.095	03/18/2010	400	8	0
Call - OTC USD versus KRW	KRW	1,250.000	03/18/2010	1,300	18	6
Call - OTC USD versus KRW		1,320.000	03/18/2010	700	11	0
Call - OTC USD versus KRW		1,500.000	09/01/2010	300	3	0
Call - OTC USD versus NOK	NOK	5.950	01/11/2010	300	4	0
Call - OTC USD versus NOK		5.950	01/29/2010	400	6	3
Call - OTC USD versus NOK		6.050	02/16/2010	600	6	5
Put - OTC USD versus MXN	MXN	12.750	02/05/2010	800	11	7
Call - OTC USD versus MXN		14.220	02/05/2010	400	7	1
Call - OTC USD versus MXN		14.950	03/18/2010	700	14	1
Call - OTC USD versus MXN		16.250	09/22/2010	300	8	2
Put - OTC AUD versus USD		$0.870	01/11/2010	700	8	1
Put - OTC AUD versus USD		0.850	02/01/2010	1,000	13	2
Put - OTC AUD versus USD		0.830	03/18/2010	1,000	12	5

					$135	$35

(i) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$450	$487	0.24%

(j) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	195	01/2010	CITI	$3	$0	$3
Buy		120	01/2010	GSC	0	(3)	(3)
Sell		108	01/2010	JPM	3	0	3
Sell		9,543	01/2010	RBS	281	0	281
Buy	BRL	2,165	02/2010	DUB	111	0	111
Sell	CAD	4,193	01/2010	JPM	0	(70)	(70)
Buy	CNY	1,296	03/2010	BOA	0	0	0
Sell		292	03/2010	CITI	0	0	0
Sell		1,053	03/2010	DUB	1	0	1
Buy		617	03/2010	JPM	0	0	0
Sell		567	03/2010	JPM	0	0	0
Buy		2,234	05/2010	BCLY	0	(34)	(34)
Sell		4,753	05/2010	BCLY	0	(37)	(37)
Buy		2,519	05/2010	MLP	0	(37)	(37)
Buy		3,876	06/2010	BCLY	0	(1)	(1)
Buy		2,657	06/2010	HSBC	0	(1)	(1)
Buy		7,441	11/2010	BCLY	3	(5)	(2)
Buy		285	11/2010	CITI	0	0	0
Buy		292	11/2010	DUB	0	0	0
Buy		567	11/2010	JPM	0	(1)	(1)
Buy		2,545	11/2010	MSC	0	(6)	(6)
Buy		3,905	11/2010	UBS	1	0	1
Buy		714	06/2011	DUB	0	(2)	(2)
Sell	DKK	2,426	01/2010	HSBC	6	0	6
Sell	EUR	1,125	01/2010	CITI	2	0	2
Buy		4,400	01/2010	UBS	0	(10)	(10)
Sell		43,100	01/2010	UBS	770	0	770
Sell		6,546	02/2010	DUB	356	0	356
Buy	GBP	691	01/2010	CITI	15	0	15
Sell		5,815	01/2010	CITI	279	0	279
Sell		31	01/2010	JPM	1	0	1
Sell		197	01/2010	RBS	5	0	5
Sell	HKD	189	02/2010	CITI	0	0	0
Sell		108	02/2010	DUB	0	0	0
Sell		23	02/2010	JPM	0	0	0
Buy	IDR	3,247,230	01/2010	BCLY	15	0	15
Buy		3,428,750	09/2010	JPM	23	0	23
Buy	INR	82	03/2010	CITI	0	0	0
Sell	JPY	268,148	01/2010	BNP	108	0	108
Sell		668,205	01/2010	CSFB	395	0	395
Sell		96,667	01/2010	HSBC	37	0	37
Buy		6,688	01/2010	RBC	0	(4)	(4)
Buy	KRW	295,512	02/2010	CITI	3	0	3
Buy		210,714	02/2010	JPM	7	0	7
Buy		399,384	02/2010	MSC	0	(1)	(1)
Buy		84,000	07/2010	BCLY	1	0	1
Buy		167,208	07/2010	DUB	1	0	1
Buy		138,924	07/2010	MSC	1	0	1
Buy		332,529	08/2010	MSC	1	0	1
Buy		149,541	11/2010	BCLY	0	(1)	(1)
Buy		81,747	11/2010	CITI	0	(1)	(1)
Buy	MXN	12,390	04/2010	JPM	7	0	7
Buy	MYR	4	02/2010	BCLY	0	0	0
Buy		0	02/2010	CITI	0	0	0
Buy		6	02/2010	DUB	0	0	0
Buy		2	02/2010	JPM	0	0	0
Buy		1	06/2010	MSC	0	0	0
Buy	NOK	403	03/2010	GSC	0	0	0
Buy		11,108	03/2010	HSBC	0	(5)	(5)
Sell		263	03/2010	HSBC	0	(1)	(1)
Sell	PHP	294	04/2010	DUB	0	0	0
Sell	SEK	264	03/2010	CITI	0	0	0
Buy	SGD	6	02/2010	JPM	0	0	0
Buy		3	03/2010	BCLY	0	0	0
Buy		2	03/2010	MSC	0	0	0
Buy		0	06/2010	CITI	0	0	0
Buy	TWD	45	06/2010	BOA	0	0	0
Buy		53	06/2010	DUB	0	0	0
Buy		58	06/2010	MSC	0	0	0
Buy		9	10/2010	BCLY	0	0	0
Buy		20	10/2010	CITI	0	0	0

					$2,436	$(220)	$2,216

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Australia	$0	$18,092	$0	$18,092
France	0	25,202	0	25,202
Germany	0	12,184	0	12,184
Netherlands	0	11,397	0	11,397
United Kingdom	0	15,186	1,486	16,672
United States	26	57,750	2,476	60,252
Short-Term Instruments	11,319	1,335	0	12,654
Other Investments+++	0	40,650	298	40,948

Investments, at value	$11,345	$181,796	$4,260	$197,401
Financial Derivative Instruments++++	$(44)	$2,400	$0	$2,356

Total	$11,301	$184,196	$4,260	$199,757

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009 +++++
Australia	$996	$(203)	$2	$(15)	$222	$(1,002)	$0	$0
United Kingdom	0	1,370	0	0	116	0	1,486	116
United States	242	(106)	1	5	(103)	2,437	2,476	(148)
Other Investments+++	0	(28)	0	7	(96)	415	298	(93)

Investments, at value	$1,238	$1,033	$3	$(3)	$139	$1,850	$4,260	$(125)
Financial Derivative Instruments++++	$719	$0	$0	$0	$72	$(791)	$0	$0

Total	$1,957	$1,033	$3	$(3)	$211	$1,059	$4,260	$(125)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Consolidated Schedule of Investments

Global Multi-Asset Fund

December 31, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (d)(e) 38.5%
Emerging Local Bond Fund	5,522,772	$54,896
Emerging Markets and Infrastructure Bond Fund	5,633,762	61,070
Emerging Markets Bond Fund	4,544,744	46,902
Global Advantage Strategy Bond Fund	11,883,561	131,432
Global Bond Fund (Unhedged)	8,138,518	76,665
StocksPLUS® Fund	20,018,617	158,948
Total Return Fund	9,387,671	101,387

Total PIMCO Funds (Cost $602,184)		631,300

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 12.5%
BANKING & FINANCE 8.0%
American Express Bank FSB
3.150% due 12/09/2011	$5,000	5,170
ANZ National International Ltd.
3.250% due 04/02/2012	4,100	4,225
6.200% due 07/19/2013	2,000	2,155
Bank of America Corp.
0.755% due 09/11/2012	3,150	3,095
2.100% due 04/30/2012	11,800	11,916
5.750% due 12/01/2017	1,465	1,503
7.375% due 05/15/2014	4,800	5,452
Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,465	1,684
Block Financial LLC
7.875% due 01/15/2013	1,000	1,115
Citibank N.A.
1.875% due 05/07/2012	6,800	6,840
General Electric Capital Corp.
3.000% due 12/09/2011	5,000	5,156
ING Bank NV
2.625% due 02/09/2012	9,250	9,457
3.900% due 03/19/2014	4,000	4,121
LeasePlan Corp. NV
3.000% due 05/07/2012	7,000	7,171
Lloyds TSB Bank PLC
2.800% due 04/02/2012	8,000	8,166
12.000% due 12/29/2049	7,300	7,168
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	1,000	1,044
MBNA Corp.
7.500% due 03/15/2012	2,200	2,403
Merrill Lynch & Co., Inc.
0.485% due 06/05/2012	2,800	2,718
New York Community Bank
3.000% due 12/16/2011	6,800	6,987
Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	750	789
Rabobank Nederland NV
11.000% due 06/29/2049	2,200	2,690
Royal Bank of Scotland Group PLC
0.672% due 04/08/2011	10,000	10,025
1.183% due 04/23/2012	5,800	5,870
Svenska Handelsbanken AB
1.254% due 09/14/2012	4,500	4,480
Swedbank AB
2.800% due 02/10/2012	5,330	5,448
Wachovia Corp.
0.471% due 08/01/2013	1,460	1,408
Western Corporate Federal Credit Union
1.750% due 11/02/2012	3,400	3,387

		131,643

INDUSTRIALS 4.1%
Arrow Electronics, Inc.
6.000% due 04/01/2020	1,700	1,685
Black & Decker Corp.
8.950% due 04/15/2014	500	592
CSX Corp.
6.250% due 03/15/2018	250	270
Cytec Industries, Inc.
8.950% due 07/01/2017	500	594
Daimler Finance North America LLC
5.750% due 09/08/2011	500	525
Darden Restaurants, Inc.
6.200% due 10/15/2017	500	538
Dow Chemical Co.
2.525% due 08/08/2011	3,000	3,054
6.000% due 10/01/2012	2,300	2,476
Jones Apparel Group, Inc.
5.125% due 11/15/2014	8,200	7,974
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014	700	705
8.875% due 07/15/2015	2,000	2,215
MeadWestvaco Corp.
7.375% due 09/01/2019	1,000	1,100
Nabors Industries, Inc.
6.150% due 02/15/2018	500	520
New Albertson’s, Inc.
7.500% due 02/15/2011	4,900	5,035
New York Times Co.
5.000% due 03/15/2015	4,000	3,593
Newell Rubbermaid, Inc.
6.250% due 04/15/2018	965	955
Office Depot, Inc.
6.250% due 08/15/2013	14,000	12,775
Pulte Homes, Inc.
5.250% due 01/15/2014	6,000	5,925
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	500	514
Rohm and Haas Co.
6.000% due 09/15/2017	1,000	1,034
RR Donnelley & Sons Co.
8.600% due 08/15/2016	1,000	1,090
11.250% due 02/01/2019	1,000	1,250
Seagate Technology HDD Holdings
6.375% due 10/01/2011	9,000	9,202
Toll Brothers Finance Corp.
6.750% due 11/01/2019	1,200	1,177
UST, Inc.
5.750% due 03/01/2018	1,000	977
Valero Energy Corp.
9.375% due 03/15/2019	250	298
Whirlpool Corp.
7.750% due 07/15/2016	1,000	1,058

		67,131

UTILITIES 0.4%
CenturyTel, Inc.
6.000% due 04/01/2017	1,000	1,028
6.150% due 09/15/2019	900	922
Embarq Corp.
7.082% due 06/01/2016	4,000	4,424

		6,374

Total Corporate Bonds & Notes (Cost $198,024)		205,148

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.228% due 08/05/2010 (h)	7,102	7,106
6.000% due 08/01/2037 (h)	2,280	2,419
Freddie Mac
0.189% due 05/04/2011	314	314

Total U.S. Government Agencies (Cost $9,769)		9,839

U.S. TREASURY OBLIGATIONS 0.5%
Treasury Inflation Protected Securities (c)
4.250% due 01/15/2010	8,224	8,244
U.S. Treasury Notes
1.000% due 07/31/2011 (h)	42	42

Total U.S. Treasury Obligations (Cost $8,300)		8,286

ASSET-BACKED SECURITIES 0.0%
SLM Student Loan Trust
0.454% due 12/17/2018	191	190

Total Asset-Backed Securities (Cost $188)		190

SOVEREIGN ISSUES 0.8%
Mexico Government International Bond
5.950% due 03/19/2019	1,500	1,594
6.050% due 01/11/2040	6,500	6,281
Qatar Government International Bond
5.250% due 01/20/2020	5,000	5,062

Total Sovereign Issues (Cost $13,133)		12,937

	SHARES
EXCHANGE-TRADED FUNDS 11.7%
iShares MSCI EAFE Index Fund	759,100	41,978
PIMCO 1-3 Year U.S. Treasury Index Fund (d)	1,042,500	52,240
PIMCO 3-7 Year U.S. Treasury Index Fund (d)	276,600	20,612
SPDR Gold Trust (a)	718,918	77,147

Total Exchange-Traded Funds (Cost $180,644)		191,977

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 35.0%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.071% due 03/22/2011	$10,100	10,094

COMMERCIAL PAPER 0.6%
Fannie Mae
0.050% due 01/13/2010	2,000	2,000
0.080% due 01/27/2010	600	600
Federal Home Loan Bank
0.073% due 02/24/2010	1,100	1,100
0.076% due 02/12/2010	2,000	1,999
0.078% due 01/08/2010	1,300	1,300
Freddie Mac
0.182% due 03/24/2010	200	200
Metropolitan Life Global Funding I
0.853% due 09/17/2010	2,900	2,903

		10,102

REPURCHASE AGREEMENTS 8.7%
Barclays Capital, Inc.
0.000% due 01/04/2010	2,100	2,100
(Dated 12/31/2009. Collateralized by Freddie Mac 0.800% due 04/30/2010 valued at $2,216. Repurchase proceeds are $2,100.)
Citigroup Global Markets, Inc.
0.010% due 01/04/2010	2,100	2,100
(Dated 12/31/2009. Collateralized by Fannie Mae 4.000% due 04/01/2024 valued at $2,139. Repurchase proceeds are $2,100.)
Credit Suisse Securities (USA) LLC
0.000% due 01/04/2010	800	800
(Dated 12/31/2009. Collateralized by U.S. Cash Management Bills 0.349% due 06/10/2010 valued at $820. Repurchase proceeds are $800.)
Deutsche Bank AG
0.080% due 01/05/2010	800	800
(Dated 12/22/2009. Collateralized by U.S. Treasury Bonds 5.500% due 08/15/2028 valued at $807. Repurchase proceeds are $800.)
Goldman Sachs & Co.
0.010% due 01/04/2010	120,800	120,800
(Dated 12/31/2009. Collateralized by Fannie Mae 1.750% due 12/28/2012 valued at $123,313. Repurchase proceeds are $120,800.)
Greenwich Capital Markets, Inc.
0.010% due 01/04/2010	2,100	2,100
(Dated 12/31/2009. Collateralized by Freddie Mac 0.750% due 01/18/2011 valued at $2,144. Repurchase proceeds are $2,100.)
JPMorgan Chase Bank N.A.
-0.010% due 01/04/2010	2,100	2,100
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $2,150. Repurchase proceeds are $2,100.)
0.000% due 01/04/2010	2,100	2,100
(Dated 12/31/2009. Collateralized by Freddie Mac 6.875% due 09/15/2010 valued at $2,147. Repurchase proceeds are $2,100.)
0.000% due 01/04/2010	4,200	4,200
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $4,294. Repurchase proceeds are $4,200.)
Morgan Stanley
0.000% due 01/04/2010	2,100	2,100
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.125% due 01/15/2019 valued at $2,149. Repurchase proceeds are $2,100.)
State Street Bank and Trust Co.
0.005% due 01/04/2010	2,627	2,627
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $2,685. Repurchase proceeds are $2,627.)

		141,827

U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010 (f)	290	290

U.S. TREASURY BILLS 0.2%
0.112% due 03/11/2010 - 04/29/2010 (b)(f)	3,870	3,870

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 24.9%
	40,803,396	408,524

Total Short-Term Instruments (Cost $574,714)		574,707

PURCHASED OPTIONS (j) 0.3% (Cost $13,869)		4,138
Total Investments 99.9% (Cost $1,600,825)		$1,638,522
Written Options (k) (0.1%) (Premiums $5,539)		(1,139)
Other Assets and Liabilities (Net) 0.2%		3,376

Net Assets 100.0%		$1,640,759

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Non-income producing security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Institutional Class Shares of each PIMCO Fund.

(f) Securities with an aggregate market value of $3,910 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $8,064 at a weighted average interest rate of -0.200%. On December 31, 2009, there were no open reverse repurchase agreements.

(h) Securities with an aggregate market value of $2,020 and cash of $630 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	385	$553
90-Day Eurodollar June Futures	Long	06/2010	85	126
S&P 500 Index March Futures	Long	03/2010	80	313
Wheat March Futures	Long	03/2010	250	(412)
Wheat March Futures	Short	03/2010	250	456

				$1,036

(i) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GSC	(1.000%)	12/20/2019	1.178%	$1,700	$24	$0	$24
Bank of America Corp.	BCLY	(1.000%)	06/20/2014	0.930%	4,800	(16)	196	(212)
Black & Decker Corp.	CITI	(2.200%)	06/20/2014	0.220%	500	(43)	0	(43)
Block Financial LLC	JPM	(1.270%)	03/20/2013	0.398%	1,000	(28)	0	(28)
CenturyTel, Inc.	JPM	(2.000%)	06/20/2017	1.021%	1,000	(64)	0	(64)
CenturyTel, Inc.	MSC	(1.000%)	09/20/2019	1.230%	900	16	(11)	27
CSX Corp.	BCLY	(1.350%)	03/20/2018	0.528%	250	(15)	0	(15)
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.129%	300	3	28	(25)
Cytec Industries, Inc.	DUB	(1.000%)	09/20/2017	1.129%	200	1	17	(16)
Daimler Finance N.A. LLC	BNP	(4.100%)	09/20/2011	0.426%	500	(32)	0	(32)
Darden Restaurants, Inc.	DUB	(2.250%)	12/20/2017	1.092%	500	(40)	0	(40)
Embarq Corp.	BCLY	(1.650%)	06/20/2016	0.751%	2,000	(106)	0	(106)
Embarq Corp.	DUB	(1.000%)	06/20/2016	0.739%	1,000	(16)	(16)	0
Embarq Corp.	JPM	(2.350%)	06/20/2016	0.751%	1,000	(94)	0	(94)
Jones Apparel Group, Inc.	DUB	(1.000%)	12/20/2014	1.185%	8,200	67	262	(195)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%)	09/20/2015	1.884%	2,000	(498)	0	(498)
Macy’s Retail Holdings, Inc.	BNP	(5.000%)	09/20/2014	1.744%	700	(100)	(73)	(27)
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	09/20/2015	0.697%	1,000	(16)	(23)	7
Nabors Industries, Inc.	BCLY	(2.710%)	03/20/2018	0.949%	500	(62)	0	(62)
New Albertsons, Inc.	DUB	(1.000%)	03/20/2011	1.263%	5,200	14	52	(38)
New York Times Co.	DUB	(5.000%)	03/20/2015	2.151%	4,000	(536)	(358)	(178)
Newell Rubbermaid, Inc.	UBS	(1.790%)	06/20/2018	1.390%	965	(28)	0	(28)
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	4.085%	8,200	(264)	78	(342)
Office Depot, Inc.	GSC	(5.000%)	09/20/2013	4.085%	5,800	(187)	37	(224)
Pearson Dollar Finance PLC	BCLY	(0.770%)	06/20/2018	0.639%	750	(7)	0	(7)
Pulte Homes, Inc.	DUB	(1.000%)	03/20/2014	1.653%	6,000	150	187	(37)
Rio Tinto Alcan, Inc.	BCLY	(1.740%)	06/20/2015	0.409%	500	(34)	0	(34)
Rohm and Haas Co.	BNP	(1.600%)	09/20/2017	0.993%	1,000	(41)	0	(41)
RR Donnelley & Sons Co.	BOA	(5.000%)	09/20/2016	1.781%	1,000	(188)	(92)	(96)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	2.015%	1,000	(109)	0	(109)
Seagate Technology HDD Holdings	DUB	(1.000%)	12/20/2011	1.602%	9,000	102	111	(9)
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	1.805%	1,200	73	43	30
UST, Inc.	BCLY	(0.700%)	03/20/2018	0.181%	1,000	(38)	0	(38)
Valero Energy Corp.	GSC	(2.700%)	03/20/2019	2.400%	250	(6)	0	(6)
Westvaco Corp.	JPM	(1.000%)	09/20/2019	1.404%	1,000	31	16	15
Whirlpool Corp.	BOA	(2.980%)	09/20/2016	1.248%	1,000	(103)	0	(103)

						$(2,190)	$454	$(2,644)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abu Dhabi	DUB	1.000%	12/20/2014	1.486%	$2,700	$(59)	$(106)	$47
Abu Dhabi	MSC	1.000%	12/20/2014	1.486%	4,400	(96)	(76)	(20)
Brazil Government International Bond	DUB	1.400%	05/20/2010	0.506%	1,500	8	0	8
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.584%	5,900	26	23	3
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.630%	700	3	3	0
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.584%	2,500	11	10	1
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.630%	4,400	21	20	1
Colombia Government International Bond	DUB	2.150%	05/20/2010	0.622%	2,000	17	0	17
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.400%	4,000	114	122	(8)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.590%	1,465	171	0	171
Japan Government International Bond	BCLY	0.650%	12/20/2014	0.646%	3,900	3	0	3
Japan Government International Bond	GSC	0.635%	12/20/2014	0.646%	2,600	0	0	0
Korea Government Bond	CITI	1.000%	03/20/2011	0.570%	2,000	12	12	0
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.653%	12,000	45	(14)	59
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.653%	4,000	15	8	7
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.589%	920	8	0	8
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.653%	2,500	10	5	5
Norway Government Bond	GSC	0.250%	12/20/2014	0.161%	7,800	34	32	2
RSHB Capital S.A.	MSC	1.000%	12/20/2010	1.320%	10,000	(26)	(42)	16
TransCapitalInvest Ltd. for OJSC AK Transneft	GSC	1.000%	12/20/2010	2.070%	8,500	(85)	(57)	(28)
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.368%	EUR 5,200	(41)	(25)	(16)
VTB Capital S.A.	BCLY	1.000%	12/20/2010	2.372%	$5,000	(64)	(82)	18

						$127	$(167)	$294

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012	$500	$10	$0	$10
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012	500	12	0	12
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012	500	13	0	13
CDX.IG-9 5-Year Index 15-30%	DUB	1.820%	12/20/2012	2,500	117	0	117
CDX.IG-9 5-Year Index 15-30%	MLP	1.720%	12/20/2012	2,500	110	0	110
CDX.IG-9 5-Year Index 15-30%	MSC	1.163%	12/20/2012	3,000	82	0	82

					$344	$0	$344

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	10,850	$(67)	$(7)	$(60)

Total Return Swaps on Indices (Commodities & Equities)

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	87,517	3-Month U.S. Treasury Bill rate plus a specified spread	$15,810	01/27/2010	BCLY	$(52)
Receive	DJUBSTR Index	69,990	3-Month U.S. Treasury Bill rate plus a specified spread	19,610	01/27/2010	GSC	(64)
Receive	iShares MSCI EM Index	4,726,261	1-Month USD-LIBOR plus 0.040%	191,508	01/29/2010	MLP	6,111
Receive	iShares MSCI EAFE Index	1,973,066	1-Month USD-LIBOR plus 0.210%	109,249	04/15/2010	MLP	817
Receive	DJUBSTR Index	269,262	3-Month U.S. Treasury Bill rate plus a specified spread	78,810	01/27/2010	MSC	(258)

							$6,554

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j) Purchased options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$700.000	12/18/2010	735	$7,058	$907
Put - CBOE S&P 500 Index June Futures	850.000	06/19/2010	1,411	4,527	1,637

				$11,585	$2,544

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	$56	$132

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Financial Select Sector SPDR	$12.000	06/19/2010	$3,565	$2,228	$1,462

(k) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/18/2010	735	$4,555	$441

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC Financial Select Sector SPDR	$10.000	06/19/2010	$3,565	$909	$642

Inflation Cap

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BCLY	215.969	Maximum of (Index Final/Index Initial -1 - 2.500%) or $0	12/07/2010	$10,000	$32	$33

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or $0	12/14/2010	$10,000	$43	$23

(l) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	15,853	01/2010	CITI	$0	$(432)	$(432)
Buy		6,963	01/2010	GSC	0	(173)	(173)
Sell	BRL	26,012	02/2010	HSBC	0	(151)	(151)
Buy	CAD	36,616	01/2010	JPM	614	0	614
Buy	CHF	20,210	03/2010	CITI	78	0	78
Sell	CNY	4,559	03/2010	BCLY	3	0	3
Sell		7,396	03/2010	CITI	6	0	6
Sell		19,003	03/2010	DUB	13	0	13
Buy		38,490	03/2010	JPM	0	(7)	(7)
Sell		7,531	03/2010	MSC	6	0	6
Buy		66,164	06/2010	HSBC	0	(46)	(46)
Buy		4,458	11/2010	BCLY	0	(6)	(6)
Buy		7,231	11/2010	CITI	0	(10)	(10)
Buy		18,646	11/2010	DUB	0	(29)	(29)
Buy		7,345	11/2010	MSC	0	(13)	(13)
Buy	EUR	2,755	01/2010	DUB	0	(3)	(3)
Buy		21,880	01/2010	HSBC	0	(1,651)	(1,651)
Buy		9,999	03/2010	GSC	0	(192)	(192)
Buy	GBP	5,912	01/2010	CITI	0	(284)	(284)
Buy		3,485	01/2010	GSC	0	(112)	(112)
Buy	JPY	2,059,439	01/2010	DUB	0	(844)	(844)
Buy	SEK	27,963	03/2010	CITI	24	0	24

					$744	$(3,953)	$(3,209)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
PIMCO Funds	$631,300	$0	$0	$631,300
Corporate Bonds & Notes	0	197,980	7,168	205,148
Exchange-Traded Funds	191,977	0	0	191,977
Short-Term Instruments	408,524	166,183	0	574,707
Other Investments+++	2,544	32,846	0	35,390

Investments, at value	$1,234,345	$397,009	$7,168	$1,638,522
Financial Derivative Instruments++++	$595	$637	$(56)	$1,176

Total	$1,234,940	$397,646	$7,112	$1,639,698

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$7,300	$0	$0	$(132)	$0	$7,168	$(132)
Financial Derivative Instruments++++	$0	$(75)	$0	$0	$19	$0	$(56)	$19

Total	$0	$7,225	$0	$0	$(113)	$0	$7,112	$(113)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

GNMA Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 142.6%
Fannie Mae
2.925% due 09/01/2021	$8	$8
4.000% due 08/01/2020 - 01/01/2040	36,009	35,229
4.500% due 01/01/2025 - 01/01/2040	30,671	30,654
4.850% due 03/01/2018	11	11
5.000% due 07/01/2026 - 01/01/2040	86,264	88,627
5.500% due 01/01/2025 - 01/01/2040	57,710	60,575
6.000% due 09/01/2021 - 01/01/2040	64,592	68,554
6.263% due 03/25/2039	13,653	14,271
Freddie Mac
3.429% due 05/01/2019	8	9
3.700% due 05/01/2031	10	11
4.500% due 12/01/2039	32,000	31,963
4.575% due 06/01/2030	3	3
5.000% due 11/01/2036	3,496	3,592
5.500% due 01/01/2040	2,000	2,095
7.500% due 08/15/2029 (a)	24	5
Ginnie Mae
0.333% due 04/20/2036	45,264	44,667
0.373% due 02/20/2037	48,794	48,102
0.432% due 01/16/2031 - 02/16/2032	2,183	2,190
0.482% due 08/16/2032	1,140	1,133
0.532% due 12/16/2026 - 08/16/2031	566	561
0.533% due 04/20/2037	55,508	54,870
0.682% due 11/16/2029	3,107	3,109
0.702% due 11/16/2045 (a)	158,827	5,096
0.732% due 07/16/2028	100	101
0.750% due 05/16/2027	55	55
0.782% due 04/16/2032	199	198
0.883% due 05/16/2029	205	205
1.335% due 01/16/2030 - 02/16/2030	9,430	9,607
1.510% due 08/20/2058	46,616	46,121
2.625% due 02/20/2035	121	121
2.936% due 02/20/2059 - 04/20/2059	22,362	23,145
2.999% due 04/20/2059	12,258	12,687
3.000% due 02/20/2034	1,465	1,474
3.255% due 05/20/2058	88,314	84,782
3.500% due 01/20/2034	972	985
3.625% due 07/20/2018 - 09/20/2035	12,517	12,788
3.750% due 01/20/2031 - 03/20/2032	290	297
4.000% due 06/20/2038 - 01/01/2040	338,107	327,372
4.125% due 12/20/2017 - 10/20/2030	4,343	4,445
4.250% due 02/20/2030	779	804
4.375% due 06/20/2021 - 05/20/2032	6,654	6,841
4.500% due 05/20/2016 - 02/01/2040	411,969	411,773
5.000% due 02/20/2034 - 01/01/2040	65,248	67,139
5.500% due 04/15/2025 - 02/01/2040	85,479	89,361
6.000% due 06/15/2028 - 01/01/2040	177,008	187,059
6.500% due 11/15/2023 - 01/01/2040	139,107	148,007
7.500% due 12/15/2023 - 06/15/2032	3,281	3,595
Small Business Administration
5.600% due 09/01/2028	4,968	5,303
7.449% due 08/01/2010	21	21

Total U.S. Government Agencies (Cost $1,937,414)		1,939,621

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Notes
1.000% due 10/31/2011 (g)	697	696
3.000% due 09/30/2016 (g)	23,800	23,367
3.125% due 10/31/2016	15,000	14,816

Total U.S. Treasury Obligations (Cost $39,662)		38,879

MORTGAGE-BACKED SECURITIES 9.7%
Bear Stearns Commercial Mortgage Securities
0.367% due 09/11/2042 (a)	22,753	283
5.700% due 06/11/2050	4,000	3,500
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036	5,921	3,657
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.425% due 10/15/2048 (a)	157,735	2,240
Credit Suisse Mortgage Capital Certificates
0.575% due 09/15/2039 (a)	92,865	1,673
5.467% due 09/15/2039	12,200	10,479
5.695% due 04/16/2049	11,400	10,315
CS First Boston Mortgage Securities Corp.
0.237% due 08/15/2038 (a)	6,919	45
0.879% due 03/25/2032	45	38
GMAC Commercial Mortgage Securities, Inc.
0.076% due 05/10/2040 (a)	128,654	17
GS Mortgage Securities Corp. II
0.832% due 01/10/2040 (a)	141,291	194
6.526% due 08/15/2018	7,925	8,381
JPMorgan Alternative Loan Trust
0.731% due 06/27/2037	12,771	9,621
JPMorgan Chase Commercial Mortgage Securities Corp.
0.608% due 07/15/2019	6,989	5,751
5.305% due 01/15/2049	6,000	5,806
5.440% due 06/12/2047	16,945	14,801
6.162% due 05/12/2034	4,720	4,972
LB-UBS Commercial Mortgage Trust
0.152% due 11/15/2040 (a)	53,466	297
1.050% due 03/15/2036 (a)	2,817	32
Merrill Lynch Countrywide Commercial Mortgage Trust
0.000% due 07/09/2021	8,000	6,803
5.172% due 12/12/2049	9,000	7,975
5.378% due 08/12/2048	5,000	3,934
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,406	1,242
Morgan Stanley Capital I
0.500% due 11/12/2041 (a)	36,468	503
0.874% due 04/15/2038 (a)	47,118	651
Mortgage Equity Conversion Asset Trust
0.770% due 10/25/2041	3,229	3,018
0.770% due 05/25/2042	19,051	17,790
0.880% due 02/25/2042	643	601
0.900% due 02/25/2042	4,121	3,848
Structured Asset Mortgage Investments, Inc.
0.893% due 09/19/2032	117	98
Thornburg Mortgage Securities Trust
0.361% due 07/25/2036	4,249	4,107

Total Mortgage-Backed Securities (Cost $134,893)		132,672

ASSET-BACKED SECURITIES 5.3%
Amortizing Residential Collateral Trust
0.521% due 07/25/2032	19	17
BA Credit Card Trust
0.433% due 01/15/2013	4,300	4,284
Centex Home Equity
0.531% due 01/25/2032	30	22
Chase Issuance Trust
0.273% due 04/15/2013	698	695
4.260% due 05/15/2013	15,800	16,432
4.550% due 03/15/2013	7,139	7,401
CIT Group Home Equity Loan Trust
0.501% due 06/25/2033	24	17
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,417	1,068
Ford Credit Auto Owner Trust
1.653% due 06/15/2012	6,000	6,041
Home Equity Asset Trust
0.831% due 11/25/2032	3	1
Massachusetts Educational Financing Authority
1.232% due 04/25/2038	5,396	5,428
Saxon Asset Securities Trust
0.751% due 08/25/2032	4	3
SLM Student Loan Trust
1.582% due 01/25/2018	4,780	4,920
1.782% due 04/25/2023	5,804	6,041
South Carolina Student Loan Corp.
0.756% due 09/02/2014	943	942
0.806% due 03/01/2018	6,500	6,520
1.006% due 03/02/2020	8,400	8,403
1.256% due 09/03/2024	4,300	4,340
Structured Asset Securities Corp.
0.521% due 01/25/2033	77	67

Total Asset-Backed Securities (Cost $71,384)		72,642

SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS 0.2%
Barclays Capital, Inc.
0.000% due 01/04/2010	1,000	1,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $1,029. Repurchase proceeds are $1,000.)
0.010% due 01/04/2010	100	100
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $103. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
0.005% due 01/04/2010	1,996	1,996
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $2,039. Repurchase proceeds are $1,996.)

		3,096

U.S. CASH MANAGEMENT BILLS 0.1%
0.143% due 04/01/2010 (e)	1,790	1,790

U.S. TREASURY BILLS 0.2%
0.114% due 03/11/2010 - 03/25/2010 (b)(d)(e)	2,280	2,280

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 3.4%
	4,623,866	46,294

Total Short-Term Instruments (Cost $53,460)		53,460

Total Investments 164.4% (Cost $2,236,813)		$2,237,274
Written Options (i) (0.1%) (Premiums $2,181)		(1,098)
Other Assets and Liabilities (Net) (64.3%)		(875,597)

Net Assets 100.0%		$1,360,579

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $1,190 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) Securities with an aggregate market value of $2,880 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $26,337 at a weighted average interest rate of 0.054%. On December 31, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $626 and cash of $40 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	348	$(76)

(h) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	$500	$197	$0	$197

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%)	07/25/2045	$2,674	$2,379	$348	$2,031
CMBX.NA AAA 3 Index	JPM	(0.080%)	12/13/2049	500	78	98	(20)
CMBX.NA AAA 4 Index	BCLY	(0.350%)	02/17/2051	2,250	383	184	199
CMBX.NA AAA 4 Index	CITI	(0.350%)	02/17/2051	16,000	2,725	2,780	(55)
CMBX.NA AAA 4 Index	CSFB	(0.350%)	02/17/2051	3,400	579	703	(124)
CMBX.NA AAA 4 Index	DUB	(0.350%)	02/17/2051	5,000	851	1,754	(903)
CMBX.NA AAA 4 Index	GSC	(0.350%)	02/17/2051	12,000	2,043	2,670	(627)
CMBX.NA AAA 5 Index	DUB	(0.350%)	02/15/2051	18,000	2,847	2,971	(124)

					$11,885	$11,508	$377

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	598	$(557)	$(321)	$(236)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	374	(349)	(204)	(145)
ABX.HE BBB- 06-2 Index	GSC	2.420%	05/25/2046	$250	(237)	(73)	(164)

					$(1,143)	$(598)	$(545)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$119.000	02/19/2010	734	$228	$76

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$1,000	$13	$2
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,000	8	19
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	25,200	307	478
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,000	11	2
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	50,000	285	5
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	87,000	963	225
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	24,500	200	137
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	8,100	166	154

							$1,953	$1,022

(j) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	01/01/2040	$54,000	$54,103	$53,916
Fannie Mae	5.000%	01/01/2025	14,000	14,796	14,632
Fannie Mae	5.000%	02/01/2040	47,000	48,814	48,058
Fannie Mae	5.500%	01/01/2040	47,000	49,498	49,203
Fannie Mae	5.500%	02/01/2040	14,000	14,730	14,608
Fannie Mae	6.000%	02/01/2040	33,000	35,146	34,851
Freddie Mac	4.500%	01/01/2040	32,000	32,270	31,930
Freddie Mac	5.000%	01/01/2040	3,000	3,112	3,076
Ginnie Mae	4.000%	01/01/2040	295,000	291,393	285,136
Ginnie Mae	5.500%	01/01/2040	70,000	74,003	73,336

				$617,865	$608,746

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Government Agencies	$0	$1,772,886	$166,735	$1,939,621
Mortgage-Backed Securities	0	97,100	35,572	132,672
Asset-Backed Securities	0	72,642	0	72,642
Other Investments+++	46,294	46,045	0	92,339

Investments, at value	$46,294	$1,988,673	$202,307	$2,237,274
Short Sales, at value	$0	$(608,746)	$0	$(608,746)
Financial Derivative Instruments++++	$(76)	$(1,266)	$197	$(1,145)

Total	$46,218	$1,378,661	$202,504	$1,627,383

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
U.S. Government Agencies	$91,318	$67,535	$102	$963	$6,817	$0	$166,735	$6,687
Mortgage-Backed Securities	0	34,864	68	11	629	0	35,572	629

Investments, at value	$91,318	$102,399	$170	$974	$7,446	$0	$202,307	$7,316
Financial Derivative Instruments++++	$447	$0	$0	$0	$(1,153)	$903	$197	$(250)

Total	$91,765	$102,399	$170	$974	$6,293	$903	$202,504	$7,066

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Government Money Market Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 9.1%
Fannie Mae
3.250% due 02/10/2010	$1,000	$1,002
3.875% due 02/15/2010	150	151
7.125% due 06/15/2010	300	309
Federal Farm Credit Bank
0.340% due 03/03/2010	1,400	1,400
Federal Home Loan Bank
0.645% due 04/21/2010	360	360
1.050% due 03/09/2010	80	80
4.375% due 03/17/2010	605	610
4.875% due 05/14/2010	820	833
5.000% due 03/12/2010	3,200	3,228
Freddie Mac
3.125% due 02/04/2010	1,000	1,002
4.125% due 07/12/2010	430	438
6.875% due 09/15/2010	700	731
7.000% due 03/15/2010	250	253

Total U.S. Government Agencies (Cost $10,397)		10,397

SHORT-TERM INSTRUMENTS 85.3%
COMMERCIAL PAPER 61.0%
Fannie Mae
0.070% due 02/01/2010	800	800
0.090% due 01/11/2010	6,750	6,750
0.100% due 02/04/2010	2,000	2,000
0.105% due 01/13/2010	1,000	1,000
Federal Home Loan Bank
0.050% due 01/22/2010	1,000	1,000
0.076% due 01/27/2010	2,000	2,000
0.230% due 07/09/2010	13,000	13,002
0.310% due 01/20/2010	2,500	2,500
0.358% due 02/01/2010	2,450	2,449
0.520% due 06/01/2010	500	500
0.550% due 06/04/2010	1,150	1,151
0.710% due 01/27/2010	800	800
0.790% due 03/11/2010	6,000	6,007
Freddie Mac
0.250% due 03/01/2010	1,300	1,300
0.250% due 06/21/2010	12,000	11,985
0.357% due 03/31/2010	1,000	999
0.410% due 03/16/2010	7,200	7,194
0.560% due 01/08/2010	3,600	3,600
0.660% due 01/22/2010	360	360
Straight-A Funding LLC
0.200% due 02/08/2010	3,800	3,799

		69,196

REPURCHASE AGREEMENTS 23.8%
Barclays Capital, Inc.
0.000% due 01/04/2010	11,300	11,300
(Dated 12/31/2009. Collateralized by Freddie Mac 0.110% due 11/09/2011 valued at $11,644. Repurchase proceeds are $11,300.)
JPMorgan Chase Bank N.A.
-0.010% due 01/04/2010	4,000	4,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $4,094. Repurchase proceeds are $4,000.)
0.000% due 01/04/2010	11,300	11,300
(Dated 12/31/2009. Collateralized by Freddie Mac 7.000% due 03/15/2010 valued at $11,528. Repurchase proceeds are $11,300.)
State Street Bank and Trust Co.
0.005% due 01/04/2010	366	366
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $375. Repurchase proceeds are $366.)

		26,966

U.S. TREASURY BILLS 0.4%
0.357% due 09/23/2010	500	499

Total Short-Term Instruments (Cost $96,661)		96,661

Total Investments 94.4% (Cost $107,058)		$107,058
Other Assets and Liabilities (Net) 5.6%		6,295

Net Assets 100.0%		$113,353

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Government Agencies	$0	$10,397	$0	$10,397
Short-Term Instruments	0	96,661	0	96,661

Investments, at value	$0	$107,058	$0	$107,058

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

High Yield Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.0%
CIT Group, Inc.
9.500% due 01/18/2012 (a)		$11,100	$11,405
CSC Holdings LLC
10.500% due 08/01/2013		19,750	20,960
Delphi International Holdings LLP
12.000% due 10/06/2014		115	114
Dex Media West LLC
7.000% due 10/13/2014 (a)		942	873
DPH Holdings Corp.
0.284% due 10/06/2014		299	255
1.000% due 10/06/2014		697	596
3.125% due 10/06/2014		98	85
Ford Motor Co.
3.240% due 12/15/2013		2,911	2,704
3.290% due 12/15/2013		47,416	44,057
Freescale Semiconductor, Inc.
12.500% due 12/15/2014		3,303	3,410
Harrah’s Operating Co., Inc.
3.282% due 01/28/2015		807	654
Idearc, Inc.
4.250% due 11/17/2014 (a)		7,688	4,025
Ineos Group Holdings PLC
7.001% due 10/07/2012		8,677	7,723
Intelsat Ltd.
2.734% due 02/01/2014		20,750	17,949
Local Insight
7.750% due 04/23/2015		4,568	3,609
Nuveen Investments, Inc.
3.281% due 11/13/2014		1,779	1,564
3.282% due 11/01/2014		1,800	1,583
RH Donnelley Corp.
6.750% due 06/30/2024 (a)		3,169	2,910
Texas Competitive Electric Holdings Co. LLC
3.735% due 10/10/2014		206,683	166,881
3.751% due 10/10/2014		1,524	1,229
3.775% due 10/10/2014		7,804	6,360
3.782% due 10/10/2014		1,197	969
Tribune Co.
5.000% due 06/04/2024 (a)		6,212	3,549
5.250% due 06/04/2014 (a)		8,522	4,421
8.375% due 06/04/2024 (a)		4,822	2,805
Verso Paper Holdings LLC
6.531% due 02/01/2013		986	376
7.281% due 02/01/2013		89	34
Weather Investments II SARL
7.926% due 10/26/2014		3,000	3,027
West Corp.
7.250% due 10/24/2013		2,955	2,792

Total Bank Loan Obligations (Cost $329,576)			316,919

CORPORATE BONDS & NOTES 76.9%
BANKING & FINANCE 24.5%
AES Ironwood LLC
8.857% due 11/30/2025		64,620	64,297
AES Red Oak LLC
8.540% due 11/30/2019		26,786	26,853
9.200% due 11/30/2029		3,795	3,577
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		425	434
American General Finance Corp.
4.625% due 09/01/2010		12,750	12,359
4.875% due 05/15/2010		4,700	4,635
6.900% due 12/15/2017		8,200	5,702
American International Group, Inc.
0.321% due 01/29/2010		1,150	1,149
0.321% due 09/27/2010		13,000	12,304
0.353% due 03/20/2012		1,510	1,310
4.950% due 03/20/2012 (g)		47,300	46,346
5.050% due 10/01/2015		4,600	3,842
5.375% due 10/18/2011		22,375	22,230
5.450% due 05/18/2017		7,385	5,985
5.850% due 01/16/2018		20,100	16,518
6.250% due 05/01/2036		4,500	3,350
8.175% due 05/15/2068		7,125	4,756
8.250% due 08/15/2018		76,825	72,235
ASIF Global Financing XIX
4.900% due 01/17/2013		5,401	4,974
ASIF I
0.432% due 07/26/2010		6,000	5,812
BAC Capital Trust VI
5.625% due 03/08/2035		8,700	6,986
Bank of America Corp.
8.125% due 12/29/2049		7,000	6,748
Bank of America Institutional Capital B
7.700% due 12/31/2026		426	405
Barclays Bank PLC
5.926% due 09/29/2049		3,600	2,736
6.860% due 09/29/2049		1,600	1,328
7.434% due 09/29/2049		10,400	9,620
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (a)		2,650	477
C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,000	3,533
Caelus Re Ltd.
6.504% due 06/07/2011		4,000	3,909
Cantor Fitzgerald LP
7.875% due 10/15/2019 (g)		17,600	17,253
Capital One Bank USA N.A.
8.800% due 07/15/2019		14,000	16,571
Capital One Capital V
10.250% due 08/15/2039		7,000	8,159
CIT Group, Inc.
7.000% due 05/01/2013		3,394	3,190
7.000% due 05/01/2014		5,591	5,206
7.000% due 05/01/2015		2,691	2,422
7.000% due 05/01/2016		4,484	3,969
7.000% due 05/01/2017		6,278	5,478
Citigroup Capital XXI
8.300% due 12/21/2077		19,500	18,866
Citigroup Funding, Inc.
2.800% due 08/31/2012		8,000	7,718
Citigroup, Inc.
0.527% due 06/09/2016 (g)		16,800	13,523
8.500% due 05/22/2019 (g)		25,000	28,917
Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		10,000	10,075
El Paso Performance-Linked Trust
7.750% due 07/15/2011		36,580	37,683
Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		73,400	82,759
First Horizon National Corp.
4.500% due 05/15/2013		1,250	1,131
Ford Motor Credit Co. LLC
5.504% due 06/15/2011		1,083	1,074
7.000% due 10/01/2013		110,763	110,686
7.250% due 10/25/2011		210	212
7.375% due 02/01/2011		4,425	4,516
7.800% due 06/01/2012		15,050	15,220
7.875% due 06/15/2010		23,700	24,061
8.000% due 06/01/2014		28,550	29,342
8.000% due 12/15/2016		14,500	14,538
9.875% due 08/10/2011		5,000	5,237
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		8,300	9,172
General Electric Capital Corp.
6.875% due 01/10/2039		600	622
GMAC LLC
2.456% due 12/01/2014		500	394
6.625% due 05/15/2012		175	171
6.750% due 12/01/2014		4,649	4,420
7.000% due 02/01/2012		10,925	10,710
7.250% due 03/02/2011		20,000	19,967
7.500% due 12/31/2013		1,582	1,542
8.000% due 11/01/2031		20,740	18,705
Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (g)		40,875	42,148
HBOS PLC
6.000% due 11/01/2033		1,500	1,136
6.750% due 05/21/2018		16,100	14,962
HCP, Inc.
5.950% due 09/15/2011		1,000	1,032
6.000% due 01/30/2017		2,000	1,885
ILFC E-Capital Trust II
6.250% due 12/21/2065		62,440	33,093
International Lease Finance Corp.
0.482% due 05/24/2010		2,095	2,037
0.620% due 07/01/2011		5,000	4,405
4.750% due 01/13/2012		7,700	6,504
4.875% due 09/01/2010		2,810	2,700
5.000% due 04/15/2010		7,950	7,831
5.350% due 03/01/2012		4,250	3,691
5.400% due 02/15/2012		4,250	3,697
5.450% due 03/24/2011		10,060	9,274
5.625% due 09/15/2010		625	618
5.625% due 09/20/2013		9,000	7,065
5.750% due 06/15/2011		20,750	19,071
5.875% due 05/01/2013		9,275	7,378
6.375% due 03/25/2013		8,000	6,582
6.625% due 11/15/2013		11,100	8,943
JPMorgan Chase & Co.
7.900% due 04/29/2049		32,050	33,166
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		1,000	974
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,000	919
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		1,000	921
Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		70,900	14,180
3.151% due 04/04/2016 (a)		6,200	1,240
4.250% due 01/27/2010 (a)		15,000	3,000
5.000% due 01/14/2011 (a)		9,000	1,800
5.625% due 01/24/2013 (a)		4,175	877
5.750% due 04/25/2011 (a)		25,000	5,000
6.625% due 01/18/2012 (a)		1,375	275
6.750% due 12/28/2017 (a)		19,425	6
6.875% due 05/02/2018 (a)		18,975	4,032
7.500% due 05/11/2038 (a)		14,175	4
Liberty Mutual Group, Inc.
7.000% due 03/15/2037		595	459
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012 (g)		1,350	1,197
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		11,350	10,344
NB Capital Trust IV
8.250% due 04/15/2027		1,265	1,262
NSG Holdings LLC
7.750% due 12/15/2025		39,255	35,330
Pacific Life Insurance Co.
9.250% due 06/15/2039 (g)		71,105	82,336
Petroleum Export Ltd. II
6.340% due 06/20/2011		10,109	10,008
Rabobank Nederland NV
11.000% due 06/29/2049		113,513	138,786
Regions Financial Corp.
0.421% due 06/26/2012		19,300	17,352
7.375% due 12/10/2037		8,375	6,873
7.750% due 11/10/2014		15,400	15,203
Residential Reinsurance 2008 Ltd.
7.006% due 06/06/2011		1,500	1,491
Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		305	250
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		15,530	13,959
6.990% due 10/29/2049		16,050	8,919
RSHB Capital S.A. for OJSC Russian Agricultural Bank
9.000% due 06/11/2014		30,000	34,200
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		26,400	23,764
SLM Corp.
0.442% due 07/26/2010		5,650	5,530
0.512% due 10/25/2011		25,400	23,788
0.582% due 01/27/2014		2,125	1,641
4.500% due 07/26/2010		250	249
5.000% due 10/01/2013		15,450	14,225
5.000% due 04/15/2015		2,000	1,744
5.000% due 06/15/2018		1,000	770
5.125% due 08/27/2012		7,608	7,137
5.375% due 05/15/2014		5,000	4,616
5.450% due 04/25/2011		5,000	4,988
8.450% due 06/15/2018		27,000	26,682
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		10,000	8,641
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		6,600	6,872
Societe Generale
5.922% due 04/29/2049		17,270	13,471
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		7,700	7,349
Swedbank AB
9.000% due 12/29/2049		10,000	9,500
Teco Finance, Inc.
6.572% due 11/01/2017		5,734	5,893
Tenneco, Inc.
8.125% due 11/15/2015		3,140	3,191
10.250% due 07/15/2013		3,327	3,456
TNK-BP Finance S.A.
6.625% due 03/20/2017		9,300	9,137
7.500% due 03/13/2013		475	499
7.500% due 07/18/2016		15,950	16,446
Transatlantic Holdings, Inc.
8.000% due 11/30/2039 (g)		27,000	27,568
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		4,125	4,174
6.103% due 06/27/2012		7,200	7,502
UBS Preferred Funding Trust V
6.243% due 05/29/2049		10,250	8,123
USB Capital IX
6.189% due 10/29/2049		2,000	1,628
Ventas Realty LP
6.500% due 06/01/2016		14,365	13,934
6.750% due 04/01/2017		19,310	18,779
7.125% due 06/01/2015		11,947	12,007
Wachovia Capital Trust III
5.800% due 03/29/2049		3,000	2,325
Wells Fargo & Co.
7.980% due 03/29/2049		50,465	50,843
Wells Fargo Capital XV
9.750% due 12/31/2049		48,874	52,540
Wilmington Trust Co.
10.732% due 01/01/2013 (k)		4,960	5,160

			1,920,506

INDUSTRIALS 41.0%
Actuant Corp.
6.875% due 06/15/2017		5,000	4,781
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		1,500	1,493
Allison Transmission, Inc.
11.000% due 11/01/2015		20,670	21,807
Altria Group, Inc.
9.250% due 08/06/2019		13,450	16,418
9.950% due 11/10/2038		4,600	6,013
American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013		28,850	28,850
8.608% due 10/01/2012		1,645	1,546
American Stores Co.
7.100% due 03/20/2028		1,034	848
7.900% due 05/01/2017		3,960	3,752
8.000% due 06/01/2026		36,175	33,191
AmeriGas Partners LP
7.125% due 05/20/2016		30,635	30,788
7.250% due 05/20/2015		19,695	19,793
ARAMARK Corp.
3.781% due 02/01/2015		16,850	15,502
8.500% due 02/01/2015		12,755	13,201
ArvinMeritor, Inc.
8.125% due 09/15/2015		45,015	43,214
8.750% due 03/01/2012		20,010	20,410
Berry Plastics Corp.
4.129% due 09/15/2014		1,165	938
5.034% due 02/15/2015		20,570	18,899
8.875% due 09/15/2014		31,980	31,260
Berry Plastics Escrow LLC
8.875% due 09/15/2014		7,000	6,843
Biomet, Inc.
10.000% due 10/15/2017		28,677	31,294
10.375% due 10/15/2017 (c)		31,175	33,981
11.625% due 10/15/2017		89,462	99,303
Cascades, Inc.
7.250% due 02/15/2013		23,510	23,863
CC Holdings GS V LLC
7.750% due 05/01/2017		15,625	16,719
Chart Industries, Inc.
9.125% due 10/15/2015		9,165	9,211
Charter Communications Operating LLC
8.375% due 04/30/2014 (a)		5,475	5,653
Chesapeake Energy Corp.
6.875% due 01/15/2016		4,294	4,315
7.000% due 08/15/2014		3,935	4,004
7.250% due 12/15/2018		16,825	17,035
7.500% due 09/15/2013		2,675	2,735
7.500% due 06/15/2014		10,435	10,696
7.625% due 07/15/2013		2,850	3,000
9.500% due 02/15/2015		66,170	72,952
Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		15,610	15,571
7.750% due 05/15/2017		28,000	27,930
9.500% due 05/15/2016		15,925	17,119
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		22,500	23,209
Community Health Systems, Inc.
8.875% due 07/15/2015		39,632	41,118
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)		11,911	11,102
7.373% due 06/15/2017		945	836
7.566% due 09/15/2021		1,921	1,748
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012 (a)		18,295	17,426
Crown Americas LLC
7.750% due 11/15/2015		15,885	16,520
CSC Holdings, Inc.
6.750% due 04/15/2012		4,164	4,320
7.625% due 04/01/2011		38,645	40,094
7.625% due 07/15/2018		39,248	40,622
7.875% due 02/15/2018		12,175	12,662
8.500% due 04/15/2014		4,425	4,735
8.500% due 06/15/2015		13,945	14,921
8.625% due 02/15/2019		6,950	7,515
Delta Air Lines, Inc.
7.779% due 07/02/2013		5,128	4,923
Deluxe Corp.
5.125% due 10/01/2014		1,000	908
Dex Media West LLC
9.875% due 08/15/2013 (a)		46,244	14,682
DISH DBS Corp.
6.625% due 10/01/2014		2,600	2,629
7.000% due 10/01/2013		14,730	15,227
7.125% due 02/01/2016		89,519	91,869
7.750% due 05/31/2015		4,075	4,289
Dynegy Holdings, Inc.
7.125% due 05/15/2018		2,575	2,112
7.625% due 10/15/2026		3,985	2,770
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		3,467	3,471
Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016		25,635	24,738
El Paso Corp.
6.875% due 06/15/2014		650	653
6.950% due 06/01/2028		275	237
7.000% due 05/15/2011		1,505	1,546
7.000% due 06/15/2017		28,420	28,329
7.250% due 06/01/2018		8,050	7,994
7.420% due 02/15/2037		1,860	1,677
7.750% due 06/15/2010		6,975	7,066
7.750% due 01/15/2032		59,265	56,338
7.800% due 08/01/2031		44,706	42,311
8.050% due 10/15/2030		5,485	5,201
8.250% due 02/15/2016		2,500	2,681
Enterprise Products Operating LLC
7.034% due 01/15/2068		4,840	4,447
8.375% due 08/01/2066		61,281	59,823
Ferrellgas Partners LP
6.750% due 05/01/2014		525	520
First Data Corp.
9.875% due 09/24/2015		83,650	78,422
Ford Motor Co.
6.375% due 02/01/2029		400	311
7.125% due 11/15/2025		9,122	7,161
7.500% due 08/01/2026		20,800	16,484
9.215% due 09/15/2021		1,500	1,403
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		51,955	56,969
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		24,550	25,563
Gaz Capital S.A.
8.146% due 04/11/2018		14,425	15,272
Georgia-Pacific LLC
7.000% due 01/15/2015		6,510	6,624
7.125% due 01/15/2017		9,425	9,590
7.250% due 06/01/2028		13,550	12,669
7.375% due 12/01/2025		28,210	27,082
7.700% due 06/15/2015		1,770	1,867
8.000% due 01/15/2024		76,715	78,633
8.250% due 05/01/2016		21,970	23,398
8.875% due 05/15/2031		4,550	4,846
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		13,932	14,559
10.500% due 05/15/2016		2,250	2,498
Harrah's Operating Co., Inc.
10.000% due 12/15/2018		29,975	24,205
HCA, Inc.
7.190% due 11/15/2015		17,217	16,055
7.875% due 02/15/2020		420	438
8.500% due 04/15/2019		18,175	19,674
9.000% due 12/15/2014		3,246	3,248
9.125% due 11/15/2014		31,758	33,584
9.250% due 11/15/2016		150,390	161,857
9.625% due 11/15/2016 (c)		1,245	1,351
9.875% due 02/15/2017		7,325	8,131
Ineos Group Holdings PLC
8.500% due 02/15/2016		12,030	8,150
Intelsat Corp.
9.250% due 08/15/2014		1,510	1,559
9.250% due 06/15/2016		905	939
Intelsat Jackson Holdings Ltd.
9.500% due 06/15/2016		9,985	10,734
Intergen NV
9.000% due 06/30/2017		35,753	37,451
JC Penney Corp., Inc.
7.125% due 11/15/2023		11,425	11,382
7.950% due 04/01/2017		16,923	18,573
JDA Software Group, Inc.
8.000% due 12/15/2014		10,000	10,250
JET Equipment Trust
7.630% due 08/15/2012 (a)		514	283
9.410% due 06/15/2010 (a)		457	245
10.000% due 06/15/2012 (a)		3,512	1,934
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		17,439	18,180
12.500% due 04/01/2016		325	375
Kansas City Southern Railway
13.000% due 12/15/2013		150	175
Legrand France S.A.
8.500% due 02/15/2025		16,900	17,698
Lender Processing Services, Inc.
8.125% due 07/01/2016		3,629	3,878
McJunkin Red Man Corp.
9.500% due 12/15/2016		10,450	10,267
MGM Mirage
6.875% due 04/01/2016		4,285	3,289
10.375% due 05/15/2014		7,250	7,903
11.125% due 11/15/2017		14,000	15,575
Motorola, Inc.
8.000% due 11/01/2011		275	294
Nalco Co.
8.875% due 11/15/2013		14,232	14,730
New Albertson’s, Inc.
6.570% due 02/23/2028		500	378
7.450% due 08/01/2029		23,775	20,506
7.750% due 06/15/2026		2,355	2,120
8.000% due 05/01/2031		1,675	1,528
Newfield Exploration Co.
6.625% due 09/01/2014		2,550	2,588
6.625% due 04/15/2016		250	252
7.125% due 05/15/2018		8,325	8,450
Nielsen Finance LLC
10.000% due 08/01/2014		2,700	2,828
Norampac Industries, Inc.
6.750% due 06/01/2013		14,129	14,306
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		22,080	23,460
Nortel Networks Ltd.
9.002% due 07/15/2011 (a)		14,775	10,343
10.125% due 07/15/2013 (a)		34,195	24,620
Northwest Airlines, Inc.
7.691% due 10/01/2018		5,666	4,532
Novasep Holding SAS
9.750% due 12/15/2016		16,600	16,268
OPTI Canada, Inc.
7.875% due 12/15/2014		5,375	4,434
8.250% due 12/15/2014		19,305	15,999
Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014		1,575	1,618
Quebecor Media, Inc.
7.750% due 03/15/2016		62,482	62,638
Quicksilver Resources, Inc.
11.750% due 01/01/2016		23,225	26,477
Range Resources Corp.
7.250% due 05/01/2018		175	179
RH Donnelley, Inc.
11.750% due 05/15/2015 (a)		21,980	18,243
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		11,295	11,464
Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		400	421
SandRidge Energy, Inc.
3.915% due 04/01/2014		2,000	1,795
8.625% due 04/01/2015 (c)		63,615	63,933
9.875% due 05/15/2016		105	111
Sensata Technologies BV
8.000% due 05/01/2014		46,225	45,532
Sheraton Holding Corp.
7.375% due 11/15/2015		400	416
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	1,594
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,300	4,545
Sonat, Inc.
7.000% due 02/01/2018		7,109	6,976
7.625% due 07/15/2011		875	906
Southern Natural Gas Co.
8.000% due 03/01/2032		500	577
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	1,008
7.875% due 05/01/2012		4,300	4,660
7.875% due 10/15/2014		3,950	4,241
Steel Dynamics, Inc.
7.375% due 11/01/2012		500	518
Suburban Propane Partners LP
6.875% due 12/15/2013		4,143	4,164
SunGard Data Systems, Inc.
9.125% due 08/15/2013		64,641	66,580
10.250% due 08/15/2015		40	43
10.625% due 05/15/2015		9,925	10,980
SUPERVALU, Inc.
8.000% due 05/01/2016		8,625	8,798
Teck Resources Ltd.
9.750% due 05/15/2014		25,500	29,548
10.250% due 05/15/2016		22,525	26,354
10.750% due 05/15/2019		65,725	78,870
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)		10,000	9,680
TRW Automotive, Inc.
7.000% due 03/15/2014		27,250	26,841
7.250% due 03/15/2017		20,785	20,265
United Airlines, Inc.
7.032% due 10/01/2010		96	96
9.750% due 01/15/2017		42,200	43,044
United Rentals North America, Inc.
6.500% due 02/15/2012		27,645	27,714
Unitymedia GmbH
10.375% due 02/15/2015		11,925	12,596
Verso Paper Holdings LLC
9.125% due 08/01/2014		29,670	28,483
Videotron Ltee
9.125% due 04/15/2018		2,775	3,066
West Corp.
9.500% due 10/15/2014		21,720	22,154
Williams Cos., Inc.
6.375% due 10/01/2010		5,360	5,458
7.500% due 01/15/2031		269	291
7.750% due 06/15/2031		1,000	1,100
8.750% due 01/15/2020		7,850	9,381
Williams Partners LP
7.250% due 02/01/2017		6,600	6,676
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		36,692	40,269
12.000% due 12/01/2015		19,020	20,446
Windstream Corp.
7.000% due 03/15/2019		150	141
8.125% due 08/01/2013		280	292
8.625% due 08/01/2016		65,485	66,958
WMG Acquisition Corp.
9.500% due 06/15/2016		25,005	26,912
Wynn Las Vegas LLC
6.625% due 12/01/2014		26,235	25,481
7.875% due 11/01/2017		800	814

			3,217,914

UTILITIES 11.4%
AES Corp.
7.750% due 03/01/2014		4,890	4,988
7.750% due 10/15/2015		3,589	3,661
8.000% due 10/15/2017		11,295	11,648
8.000% due 06/01/2020		8,905	9,105
8.750% due 05/15/2013		510	525
8.875% due 02/15/2011		4,125	4,321
9.750% due 04/15/2016		16,575	18,233
AES Eastern Energy LP
9.000% due 01/02/2017		774	777
Berry Petroleum Co.
10.250% due 06/01/2014		5,700	6,227
Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,570
CMS Energy Corp.
8.750% due 06/15/2019		5,375	5,910
Cricket Communications, Inc.
9.375% due 11/01/2014		300	303
Dominion Resources, Inc.
6.300% due 09/30/2066		24,950	21,965
7.500% due 06/30/2066		3,925	3,812
FPL Group Capital, Inc.
6.350% due 10/01/2066		1,825	1,690
Frontier Communications Corp.
6.625% due 03/15/2015		5,725	5,596
7.000% due 11/01/2025		1,650	1,365
7.125% due 03/15/2019		39,995	37,995
7.450% due 07/01/2035		6,539	5,346
7.875% due 01/15/2027		1,875	1,734
8.250% due 05/01/2014		8,475	8,878
9.000% due 08/15/2031		28,060	27,709
Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)		5,865	132
9.750% due 05/01/2013 (a)		24,985	562
Homer City Funding LLC
8.734% due 10/01/2026		11,546	11,200
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		9,410	9,481
8.625% due 11/14/2011		1,010	1,061
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		41,800	40,337
Knight, Inc.
5.150% due 03/01/2015		2,218	2,140
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		19,270	19,607
Midwest Generation LLC
8.560% due 01/02/2016		65,239	65,892
NRG Energy, Inc.
7.250% due 02/01/2014		20,200	20,503
7.375% due 02/01/2016		1,585	1,591
7.375% due 01/15/2017		30,665	30,818
NV Energy, Inc.
6.750% due 08/15/2017		1,905	1,866
7.803% due 06/15/2012		13,825	14,109
Penn Virginia Corp.
10.375% due 06/15/2016		12,375	13,551
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,763	1,798
Qwest Communications International, Inc.
7.250% due 02/15/2011		325	328
7.500% due 02/15/2014		104,524	105,439
Qwest Corp.
7.200% due 11/10/2026		10,026	9,124
7.500% due 06/15/2023		18,606	17,676
7.875% due 09/01/2011		3,850	4,052
8.375% due 05/01/2016		5,175	5,576
8.875% due 03/15/2012		27,230	29,408
Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% due 07/02/2026		1,505	1,546
RRI Energy, Inc.
7.875% due 06/15/2017		450	444
Sithe Independence Funding Corp.
9.000% due 12/30/2013		7,145	7,344
Sprint Capital Corp.
6.875% due 11/15/2028		870	728
6.900% due 05/01/2019		89,185	82,496
7.625% due 01/30/2011		14,934	15,363
8.375% due 03/15/2012		22,760	23,670
8.750% due 03/15/2032		32,110	30,424
Sprint Nextel Corp.
6.000% due 12/01/2016		33,145	30,411
8.375% due 08/15/2017		200	205
Telesat LLC
11.000% due 11/01/2015		34,411	37,508
12.500% due 11/01/2017		6,200	6,851
Tenaska Alabama Partners LP
7.000% due 06/30/2021		28,391	26,284
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		21,184	21,952
Virgin Media Finance PLC
9.500% due 08/15/2016		16,625	17,934
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (k)		3,046	3,148

			895,917

Total Corporate Bonds & Notes (Cost $5,777,632)			6,034,337

CONVERTIBLE BONDS & NOTES 0.2%
ArvinMeritor, Inc.
4.000% due 02/15/2027		1,350	1,009
Citigroup Funding, Inc.
1.080% due 08/31/2012		5,000	4,732
Nortel Networks Corp.
1.750% due 04/15/2012 (a)		3,500	2,393
2.125% due 04/15/2014 (a)		10,475	7,162
NovaMed, Inc.
1.000% due 06/15/2012		200	159
Wright Medical Group, Inc.
2.625% due 12/01/2014		6,000	5,280

Total Convertible Bonds & Notes (Cost $24,575)			20,735

MUNICIPAL BONDS & NOTES 0.2%
Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012		470	474
9.750% due 09/01/2017		1,160	1,166
9.750% due 09/01/2022		1,375	1,304
9.750% due 09/01/2027		2,170	1,955
9.750% due 09/01/2032		3,480	3,070
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036		725	742
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	181
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013		1,475	1,365
7.490% due 11/01/2018		1,435	1,401
7.740% due 11/01/2021		1,885	1,715

Total Municipal Bonds & Notes (Cost $13,501)			13,373

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
1.000% due 12/28/2011 (f)		300	299
Freddie Mac
1.125% due 12/15/2011 (f)		300	299

Total U.S. Government Agencies (Cost $600)			598

MORTGAGE-BACKED SECURITIES 4.8%
Adjustable Rate Mortgage Trust
3.733% due 10/25/2035		3,608	1,841
American Home Mortgage Assets
0.421% due 05/25/2046		3,245	1,693
0.421% due 09/25/2046		1,363	660
0.441% due 10/25/2046		4,091	2,082
1.244% due 02/25/2047		1,447	676
1.464% due 11/25/2046		23,741	11,156
6.250% due 06/25/2037		10,104	5,816
American Home Mortgage Investment Trust
5.660% due 09/25/2045		1,173	926
Banc of America Alternative Loan Trust
0.631% due 05/25/2035		2,062	1,456
Banc of America Funding Corp.
3.461% due 12/20/2034		35	27
5.321% due 11/20/2035		606	411
Banc of America Large Loan, Inc.
0.983% due 08/15/2029		25,000	15,321
Banc of America Mortgage Securities, Inc.
5.404% due 02/25/2036		496	381
BCAP LLC Trust
0.401% due 01/25/2037		1,967	940
Bear Stearns Adjustable Rate Mortgage Trust
4.991% due 01/25/2035		393	337
5.436% due 05/25/2047		3,385	2,399
5.727% due 02/25/2036		470	300
Bear Stearns Alt-A Trust
0.451% due 12/25/2046		282	21
3.342% due 01/25/2035		94	59
4.721% due 03/25/2035		202	133
5.778% due 11/25/2036		8,161	5,174
Chase Mortgage Finance Corp.
4.128% due 02/25/2037		156	145
5.428% due 03/25/2037		1,317	1,044
Citigroup Mortgage Loan Trust, Inc.
4.557% due 03/25/2034		280	266
5.671% due 07/25/2046		1,006	657
5.978% due 09/25/2037		6,673	4,680
Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049		26,400	24,003
Countrywide Alternative Loan Trust
0.401% due 01/25/2037		700	347
0.421% due 09/25/2046		2,782	1,326
0.428% due 12/20/2046		10,600	5,196
0.441% due 07/25/2046		613	304
0.443% due 03/20/2046		694	341
0.443% due 07/20/2046		3,566	1,554
0.461% due 08/25/2046		1,236	246
0.481% due 09/25/2046		700	62
0.481% due 10/25/2046		448	99
0.491% due 07/25/2035		339	184
0.501% due 05/25/2036		482	76
0.563% due 11/20/2035		1,476	777
0.601% due 02/25/2037		28,833	10,415
1.001% due 11/25/2035		791	417
1.544% due 12/25/2035		4,287	2,296
5.302% due 10/25/2035		440	326
5.500% due 11/25/2035		6,400	4,424
5.636% due 10/25/2035		1,562	669
5.750% due 03/25/2037		500	303
5.882% due 02/25/2037		2,882	1,975
6.000% due 11/25/2036		2,532	1,647
6.000% due 01/25/2037		789	521
6.500% due 11/25/2037		1,259	846
6.919% due 07/25/2036 (b)		30,138	3,941
Countrywide Home Loan Mortgage Pass-Through Trust
0.531% due 04/25/2046		664	178
5.328% due 02/25/2047		523	254
5.530% due 04/20/2036		510	277
5.533% due 02/20/2036		605	389
5.542% due 03/25/2037		510	289
6.000% due 05/25/2036		12,501	10,430
6.048% due 09/25/2047		702	490
Credit Suisse Mortgage Capital Certificates
6.000% due 10/25/2021 (a)		109	73
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.505% due 10/25/2035		444	305
5.869% due 10/25/2036		692	381
5.886% due 10/25/2036		692	381
Downey Savings & Loan Association Mortgage Loan Trust
0.483% due 03/19/2045		494	272
0.553% due 07/19/2045		458	116
First Horizon Alternative Mortgage Securities
2.873% due 10/25/2034		103	81
5.387% due 09/25/2035		98	68
6.000% due 05/25/2036		3,746	2,758
Greenpoint Mortgage Funding Trust
0.431% due 10/25/2046		800	63
0.431% due 12/25/2046		600	73
0.441% due 10/25/2046		737	1
0.501% due 04/25/2036		604	179
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,482	2,179
GSR Mortgage Loan Trust
0.491% due 08/25/2046		638	171
3.598% due 04/25/2035		66	56
5.156% due 01/25/2036		1,435	1,103
5.750% due 03/25/2036		8,631	7,307
Harborview Mortgage Loan Trust
0.413% due 07/19/2046		2,887	1,380
0.423% due 07/21/2036		878	450
0.423% due 01/19/2038		411	226
0.433% due 09/19/2046		1,512	774
0.473% due 03/19/2036		12,962	7,028
1.394% due 12/19/2036		3,787	1,443
5.750% due 08/19/2036		5,981	3,737
5.830% due 08/19/2036		612	378
Impac CMB Trust
0.971% due 11/25/2034		66	44
Indymac IMSC Mortgage Loan Trust
0.411% due 07/25/2047		1,241	566
Indymac INDA Mortgage Loan Trust
5.864% due 08/25/2036		700	434
Indymac Index Mortgage Loan Trust
0.421% due 09/25/2046		2,013	993
0.431% due 06/25/2047		1,143	581
0.441% due 05/25/2046		406	210
0.471% due 07/25/2035		400	225
0.501% due 06/25/2037		697	149
5.145% due 08/25/2035		3,179	2,150
5.253% due 01/25/2036		414	301
5.263% due 09/25/2035		2,957	2,115
5.323% due 10/25/2035		435	320
5.497% due 11/25/2035		16,559	11,854
5.691% due 06/25/2036		700	460
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		3,127	2,762
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		730	638
JPMorgan Mortgage Trust
4.794% due 02/25/2034		133	127
6.000% due 08/25/2037		4,765	3,702
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		2,000	1,910
5.424% due 02/15/2040		3,500	2,907
Luminent Mortgage Trust
0.401% due 12/25/2036		2,240	1,040
0.411% due 12/25/2036		839	398
0.431% due 10/25/2046		674	363
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046		1,312	596
0.531% due 05/25/2047		800	115
0.571% due 05/25/2047		600	78
Merrill Lynch Mortgage-Backed Securities Trust
5.781% due 04/25/2037		1,334	930
Morgan Stanley Capital I
5.332% due 12/15/2043		7,770	7,226
5.447% due 02/12/2044		3,570	3,137
5.544% due 11/12/2049		700	521
5.692% due 04/15/2049		1,100	930
5.880% due 06/11/2049		10,700	9,564
Morgan Stanley Mortgage Loan Trust
0.541% due 01/25/2035		124	80
5.355% due 06/25/2036		497	457
Nomura Asset Acceptance Corp.
2.764% due 12/25/2034		237	219
5.820% due 03/25/2047		600	474
Residential Accredit Loans, Inc.
0.391% due 01/25/2037		17,189	8,926
0.411% due 06/25/2046		9,425	3,673
0.461% due 05/25/2037		857	208
0.481% due 08/25/2037		1,355	631
0.561% due 03/25/2037		11,223	4,319
5.500% due 02/25/2036		9,915	6,426
5.660% due 09/25/2035		497	320
6.500% due 07/25/2037		19,231	12,353
Residential Asset Securitization Trust
0.681% due 12/25/2036		1,568	755
6.000% due 05/25/2037		2,659	1,975
6.250% due 10/25/2036		1,900	1,050
6.500% due 08/25/2036		3,300	1,964
Sequoia Mortgage Trust
3.397% due 01/20/2047		570	423
Structured Adjustable Rate Mortgage Loan Trust
3.443% due 03/25/2034		112	96
5.243% due 05/25/2036		700	445
5.380% due 11/25/2035		442	291
5.397% due 09/25/2036		700	348
6.000% due 10/25/2037		507	257
Structured Asset Mortgage Investments, Inc.
0.411% due 09/25/2047		7,145	3,683
0.421% due 07/25/2046		5,046	2,421
0.441% due 05/25/2046		2,540	1,202
0.451% due 05/25/2036		414	206
0.451% due 05/25/2046		1,708	821
0.451% due 09/25/2047		60,479	18,747
0.483% due 07/19/2035		155	126
0.491% due 05/25/2046		604	139
0.511% due 02/25/2036		420	228
0.531% due 08/25/2036		900	148
SunTrust Alternative Loan Trust
0.581% due 04/25/2036		8,643	2,712
TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037		600	248
Thornburg Mortgage Securities Trust
0.531% due 06/25/2047		41,928	41,528
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021		6,971	5,948
WaMu Mortgage Pass-Through Certificates
0.451% due 07/25/2046		521	144
0.641% due 11/25/2045		600	187
0.641% due 12/25/2045		600	216
0.740% due 11/25/2034		1,141	470
1.284% due 01/25/2047		2,334	1,297
1.304% due 04/25/2047		3,250	1,771
1.332% due 02/25/2047		3,878	2,103
1.332% due 03/25/2047		4,299	2,335
1.354% due 07/25/2047		856	436
1.364% due 12/25/2046		1,508	846
2.522% due 01/25/2047		841	483
2.825% due 10/25/2033		290	258
2.851% due 08/25/2033		106	98
2.882% due 09/25/2033		815	809
5.280% due 01/25/2037		1,100	808
5.387% due 02/25/2037		4,000	2,834
5.458% due 04/25/2037		802	550
5.563% due 12/25/2036		801	570
5.565% due 12/25/2036		2,295	1,536
5.635% due 05/25/2037		1,710	1,116
5.673% due 02/25/2037		1,965	1,253
5.721% due 10/25/2036		6,162	4,665
5.834% due 02/25/2037		2,334	1,612
5.920% due 09/25/2036		1,099	835
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.304% due 04/25/2047		853	183
1.484% due 07/25/2046		143	60
1.514% due 05/25/2046		828	407
Wells Fargo Mortgage-Backed Securities Trust
5.589% due 07/25/2036		1,467	1,123

Total Mortgage-Backed Securities (Cost $385,406)			374,384

ASSET-BACKED SECURITIES 0.6%
Argent Securities, Inc.
1.281% due 12/25/2033		6,372	4,839
Carrington Mortgage Loan Trust
0.351% due 02/25/2037		1,319	1,167
0.381% due 08/25/2036		850	377
Countrywide Asset-Backed Certificates
5.689% due 10/25/2046		86	51
Credit-Based Asset Servicing & Securitization LLC
5.721% due 01/25/2037		9,605	4,334
GSAA Trust
0.531% due 05/25/2047		700	379
GSAMP Trust
0.301% due 12/25/2036		367	233
0.356% due 03/25/2047		1,247	1,157
0.381% due 08/25/2036		935	355
Lehman XS Trust
0.451% due 04/25/2046		463	213
0.461% due 06/25/2046		586	121
0.461% due 08/25/2046		531	104
0.471% due 09/25/2046		664	142
0.471% due 11/25/2046		655	181
MASTR Asset-Backed Securities Trust
0.441% due 11/25/2036		3,200	1,217
Merrill Lynch First Franklin Mortgage Loan Trust
0.351% due 07/25/2037		27,800	11,024
Mid-State Trust
7.791% due 03/15/2038		317	276
Morgan Stanley ABS Capital I
0.371% due 05/25/2037		1,555	619
Morgan Stanley Mortgage Loan Trust
0.461% due 02/25/2037		563	218
0.591% due 04/25/2037		750	290
5.750% due 04/25/2037		430	328
6.000% due 07/25/2047		454	337
Novastar Home Equity Loan
0.331% due 03/25/2037		2,121	1,994
Residential Asset Mortgage Products, Inc.
0.631% due 06/25/2047		700	253
Residential Asset Securities Corp.
0.341% due 04/25/2037		1,117	1,057
0.381% due 08/25/2036		700	327
Structured Asset Securities Corp.
0.381% due 05/25/2037		8,254	6,390
0.531% due 06/25/2035		20,966	8,331

Total Asset-Backed Securities (Cost $57,676)			46,314

SOVEREIGN ISSUES 0.3%
El Salvador Government International Bond
7.375% due 12/01/2019		22,800	23,541

Total Sovereign Issues (Cost $22,800)			23,541

FOREIGN CURRENCY-DENOMINATED ISSUES 10.1%
American International Group, Inc.
0.883% due 04/26/2011	EUR	30,400	40,248
4.000% due 09/20/2011		1,400	1,888
5.750% due 03/15/2067	GBP	5,550	4,841
5.950% due 10/04/2010		2,850	4,489
8.625% due 05/22/2038		6,000	6,202
8.625% due 05/22/2068		24,800	25,636
BAC Capital Trust VII
5.250% due 08/10/2035		4,400	4,868
Barclays Bank PLC
14.000% due 11/29/2049		35,130	72,913
BNP Paribas S.A.
7.781% due 06/29/2049	EUR	700	1,055
Bombardier, Inc.
7.250% due 11/15/2016		11,625	17,082
Brazil Government International Bond
10.250% due 01/10/2028	BRL	34,000	19,627
12.500% due 01/05/2022		58,750	38,301
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		381,300	211,663
10.000% due 01/01/2017		152,000	75,020
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	5,975	7,837
EMF-NL
1.740% due 07/17/2041		24,628	25,697
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	2,000	2,035
Hertz Corp.
7.875% due 01/01/2014	EUR	2,500	3,494
International Lease Finance Corp.
1.089% due 08/15/2011		10,000	12,153
Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	11,204
Lighthouse International Co. S.A.
8.000% due 04/30/2014		13,975	13,423
M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	1,810
Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		15,975	24,733
OI European Group BV
6.875% due 03/31/2017		3,725	5,180
Reynolds Group Issuer, Inc.
8.000% due 12/15/2016		1,000	1,358
Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		5,650	8,120
Royal Bank of Scotland Group PLC
5.049% due 04/06/2011	GBP	5,866	8,812
Sensata Technologies BV
11.250% due 01/15/2014	EUR	14,000	20,471
SLM Corp.
1.044% due 06/17/2013		51,500	60,908
1.083% due 04/26/2011		3,500	4,741
2.750% due 03/15/2011		CHF 4,220	3,944
Unitymedia GmbH
8.750% due 02/15/2015		100	151
Unitymedia Hessen GmbH & Co. KG
3.597% due 04/15/2013		1,000	1,426
UPC Broadband Holding BV
4.218% due 12/31/2016		11,280	15,074
4.468% due 12/31/2017		8,136	10,920
UPC Holding BV
7.750% due 01/15/2014		1,700	2,388
8.000% due 11/01/2016		1,200	1,660
8.625% due 01/15/2014		500	724
9.750% due 04/15/2018		9,623	14,174
Wind Acquisition Finance S.A.
11.000% due 12/01/2015		4,000	6,222

Total Foreign Currency-Denominated Issues (Cost $715,525)			792,492

	SHARES
COMMON STOCKS 0.1%
CIT Group, Inc.		30,131	832
Delphi Corp.		747	5,978
SemGroup Corp. (d)		119,930	3,088
SemGroup Corp. Warrants		126,243	568
U.S. Airways Group, Inc. ‘A’ (d)		12,224	0

Total Common Stocks (Cost $9,501)			10,466

CONVERTIBLE PREFERRED SECURITIES 2.1%
American International Group, Inc.
8.500% due 08/01/2011		4,396,646	49,814
Bank of America Corp.
7.250% due 12/31/2049		2,000	1,758
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)		6,700	28
Wells Fargo & Co.
7.500% due 12/31/2049		120,725	110,826

Total Convertible Preferred Securities (Cost $128,835)			162,426

PREFERRED STOCKS 0.3%
ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049		17,000	9,632
Regions Asset Management Co., Inc.
8.440% due 04/30/2010		12,500	12,259

Total Preferred Stocks (Cost $20,897)			21,891

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
TIME DEPOSITS 0.3%
State Street Bank and Trust Grand Cayman
0.000% due 01/04/2010		$27,000	27,000

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.005% due 01/04/2010		4,473	4,473

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 04/15/2010 valued at $4,564. Repurchase proceeds are $4,473.)
JAPAN TREASURY BILLS 0.1%
0.127% due 03/29/2010	JPY	590,000	6,333

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
U.S. CASH MANAGEMENT BILLS 0.2%
0.136% due 04/01/2010 (f)(h)		$13,164	$13,162

U.S. TREASURY BILLS 0.7%
0.092% due 02/25/2010 - 04/08/2010 (e)(f)		52,477	52,473

Total Short-Term Instruments (Cost $103,672)			103,441

Total Investments 100.9% (Cost $7,590,196)			$7,920,917
Written Options (j) (0.1%) (Premiums $14,548)			(10,160)
Other Assets and Liabilities (Net) (0.8%)			(60,854)

Net Assets 100.0%			$7,849,903

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Payment in-kind bond security.

(d) Non-income producing security.

(e) Coupon represents a weighted average rate.

(f) Securities with an aggregate market value of $42,122 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $202,689 at a weighted average interest rate of 0.669%. On December 31, 2009, securities valued at $207,391 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $12,976 and cash of $845 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	7,727	$13,371
90-Day Eurodollar June Futures	Long	06/2010	660	2,559
90-Day Eurodollar March Futures	Long	03/2010	454	28
90-Day Eurodollar March Futures	Long	03/2011	103	47
90-Day Eurodollar September Futures	Long	09/2010	3,921	6,323
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	2,026	3,528

				$25,856

(i) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	06/20/2012	0.914%		$4,300	$(11)	$54	$(65)
Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)
AES Corp.	CSFB	5.000%	06/20/2014	3.827%		$4,100	$196	$(246)	$442
AES Corp.	GSC	5.000%	12/20/2013	3.524%		11,250	614	(872)	1,486
AES Corp.	RBS	5.000%	12/20/2014	4.073%		5,000	204	19	185
AES Corp.	UBS	5.000%	12/20/2014	4.073%		5,000	205	20	185
American International Group, Inc.	BOA	5.000%	09/20/2010	4.667%		9,700	42	(1,406)	1,448
American International Group, Inc.	BOA	5.000%	09/20/2011	5.403%		10,900	(50)	(2,616)	2,566
American International Group, Inc.	GSC	5.000%	09/20/2011	5.403%		15,700	(72)	(3,611)	3,539
American International Group, Inc.	GSC	5.000%	09/20/2014	5.797%		2,900	(82)	(406)	324
American International Group, Inc.	UBS	5.000%	09/20/2014	5.797%		3,800	(107)	(532)	425
ARAMARK Corp.	CITI	5.000%	03/20/2014	5.502%		5,100	(81)	(139)	58
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2014	1.438%		500	(9)	(29)	20
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2014	1.399%		17,400	(281)	(995)	714
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.438%		8,700	(162)	(511)	349
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	1.472%		10,400	(219)	(145)	(74)
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	1.399%		19,300	(312)	(1,055)	743
Berkshire Hathaway Finance Corp.	JPM	5.000%	06/20/2014	1.399%		5,000	756	479	277
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2014	1.438%		10,000	(186)	(159)	(27)
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2014	1.472%		25,000	(525)	(471)	(54)
Biomet, Inc.	CITI	6.500%	06/20/2014	3.493%		3,000	322	0	322
Biomet, Inc.	JPM	8.000%	03/20/2014	3.459%		4,000	621	0	621
Biomet, Inc.	MSC	3.550%	03/20/2013	3.112%		1,500	20	0	20
Brazil Government International Bond	BCLY	0.830%	09/20/2010	0.481%		30,000	149	0	149
CEMEX SAB de C.V.	CSFB	5.250%	09/20/2010	5.758%		5,000	67	0	67
CEMEX SAB de C.V.	DUB	7.750%	09/20/2010	5.758%		10,400	397	0	397
CEMEX SAB de C.V.	GSC	7.000%	09/20/2010	5.758%		17,000	542	0	542
CEMEX SAB de C.V.	GSC	7.050%	09/20/2010	5.758%		6,800	218	0	218
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	3.414%		19,350	1,336	(387)	1,723
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	4.735%		2,900	37	(261)	298
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	4.042%		22,500	809	(2,231)	3,040
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.255%		24,700	731	(2,254)	2,985
Community Health Systems, Inc.	GSC	5.000%	06/20/2014	4.512%		10,000	209	(500)	709
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	4.042%		3,750	134	(366)	500
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	1.238%		1,500	111	0	111
Daimler Finance N.A. LLC	DUB	5.250%	09/20/2012	5.950%		3,500	(43)	0	(43)
Dynegy Holdings, Inc.	CITI	5.000%	03/20/2014	6.376%		625	(28)	(112)	84
El Paso Corp.	GSC	5.000%	09/20/2014	3.486%		53,050	3,496	(5,040)	8,536
Ford Motor Co.	MLP	4.850%	12/20/2010	2.971%		18,000	360	0	360
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.578%		76,900	10,939	2,415	8,524
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.589%		9,200	(240)	(511)	271
General Electric Capital Corp.	CITI	4.100%	12/20/2013	1.590%		8,250	779	0	779
General Electric Capital Corp.	CITI	3.250%	03/20/2014	1.597%		22,900	1,504	0	1,504
General Electric Capital Corp.	CITI	5.000%	06/20/2014	1.578%		20,900	2,973	681	2,292
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.578%		24,800	3,528	(89)	3,617
General Electric Capital Corp.	MSC	1.000%	12/20/2014	1.589%		14,300	(373)	(782)	409
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	2.159%		18,000	2,219	(1,845)	4,064
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	1.936%		3,750	432	(337)	769
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	1.936%		9,000	1,035	(799)	1,834
Georgia-Pacific LLC	MLP	5.000%	12/20/2013	1.936%		5,250	604	(479)	1,083
Georgia-Pacific LLC	MSC	3.800%	03/20/2013	1.310%		1,500	115	0	115
GMAC, Inc.	BOA	7.000%	12/20/2012	4.076%		2,500	196	0	196
GMAC, Inc.	BOA	5.000%	09/20/2013	4.219%		37,000	965	(9,712)	10,677
GMAC, Inc.	DUB	5.000%	03/20/2012	3.950%		3,000	70	(465)	535
GMAC, Inc.	DUB	6.350%	12/20/2012	4.076%		3,650	224	0	224
GMAC, Inc.	GSC	6.800%	12/20/2012	4.076%		5,000	365	0	365
GMAC, Inc.	JPM	2.110%	03/20/2012	3.950%		10,000	(364)	0	(364)
GMAC, Inc.	MLP	5.000%	03/20/2010	2.939%		1,500	10	(146)	156
HCA, Inc.	BOA	4.650%	09/20/2013	3.804%		3,000	91	0	91
HCA, Inc.	CITI	2.000%	09/20/2012	2.672%		4,400	(73)	0	(73)
HCA, Inc.	CSFB	5.000%	06/20/2014	3.104%		9,600	662	(1,050)	1,712
Indonesia Government International Bond	BCLY	2.200%	09/20/2010	1.067%		15,000	136	0	136
Indonesia Government International Bond	DUB	1.950%	09/20/2014	1.749%		18,000	171	0	171
Indonesia Government International Bond	JPM	2.360%	09/20/2010	1.067%		8,000	82	0	82
Indonesia Government International Bond	JPM	1.950%	09/20/2014	1.749%		18,000	171	0	171
Indonesia Government International Bond	MSC	1.980%	09/20/2014	1.749%		17,000	183	0	183
Indonesia Government International Bond	RBS	1.580%	09/20/2010	1.014%		13,600	64	0	64
International Lease Finance Corp.	BOA	5.000%	06/20/2010	7.187%		9,900	(80)	(792)	712
International Lease Finance Corp.	MSC	5.000%	06/20/2014	8.733%		1,000	(114)	(150)	36
Mexico Government International Bond	BCLY	1.070%	09/20/2010	0.560%		30,000	205	0	205
Mexico Government International Bond	DUB	1.550%	09/20/2010	0.589%		8,000	92	0	92
Mexico Government International Bond	DUB	1.700%	09/20/2010	0.589%		15,000	195	0	195
Mexico Government International Bond	JPM	1.020%	09/20/2010	0.560%		16,900	107	0	107
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	4.280%		3,750	102	(42)	144
NRG Energy, Inc.	GSC	4.200%	09/20/2013	4.180%		6,875	16	0	16
NRG Energy, Inc.	JPM	5.380%	12/20/2013	4.280%		4,500	182	0	182
NRG Energy, Inc.	MLP	5.500%	12/20/2013	4.280%		5,250	235	0	235
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.343%		11,900	1,927	(200)	2,127
Prudential Financial, Inc.	GSC	5.000%	09/20/2014	1.343%		16,100	2,608	(64)	2,672
Prudential Financial, Inc.	JPM	5.000%	06/20/2014	1.292%		1,000	156	3	153
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	4.211%		1,100	(24)	0	(24)
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	4.211%		5,000	(145)	0	(145)
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	5.482%		5,800	(96)	(898)	802
RRI Energy, Inc.	CITI	5.000%	09/20/2014	5.482%		4,100	(68)	(451)	383
RRI Energy, Inc.	DUB	5.000%	09/20/2014	5.482%		1,600	(27)	(232)	205
RRI Energy, Inc.	GSC	5.000%	09/20/2014	5.943%		1,500	(52)	(255)	203
RRI Energy, Inc.	GSC	5.000%	09/20/2014	5.482%		20,150	(335)	(3,512)	3,177
RRI Energy, Inc.	MSC	5.000%	09/20/2014	5.482%		500	(8)	(85)	77
SLM Corp.	BCLY	5.000%	12/20/2013	4.981%		4,700	12	(517)	529
SLM Corp.	BOA	5.000%	12/20/2010	3.754%		24,200	334	(2,151)	2,485
SLM Corp.	BOA	5.000%	09/20/2014	5.138%		22,100	(73)	(3,094)	3,021
SLM Corp.	DUB	5.000%	06/20/2010	3.511%		15,600	139	(878)	1,017
SLM Corp.	DUB	5.000%	09/20/2010	3.511%		800	10	(64)	74
SLM Corp.	DUB	5.000%	06/20/2012	4.373%		9,900	160	(1,287)	1,447
SLM Corp.	DUB	5.000%	09/20/2014	5.138%		2,000	(7)	(225)	218
SLM Corp.	GSC	7.600%	03/20/2012	4.329%		4,750	332	0	332
SLM Corp.	MSC	5.000%	09/20/2011	4.133%		5,000	81	(300)	381
SLM Corp.	MSC	5.000%	06/20/2014	5.062%		6,000	(2)	(1,020)	1,018
SLM Corp.	UBS	5.000%	03/20/2010	3.510%		1,600	8	(64)	72
Sungard Data Systems, Inc.	BCLY	5.000%	09/20/2014	5.226%		2,000	(14)	(230)	216
Sungard Data Systems, Inc.	CITI	5.000%	03/20/2014	4.957%		4,000	14	(261)	275
Sungard Data Systems, Inc.	MSC	3.800%	03/20/2013	2.223%		1,500	68	0	68
Swedbank AB	BOA	1.000%	12/20/2014	2.172%	EUR	2,500	(188)	(238)	50
Swedbank AB	UBS	1.000%	12/20/2014	2.172%		2,500	(188)	(238)	50

							$41,449	$(54,190)	$95,639

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	BCLY	(5.000%)	06/20/2014	$32,148	$(283)	$3,818	$(4,101)
CDX.HY-12 5-Year Index	BOA	(5.000%)	06/20/2014	42,770	(377)	3,994	(4,371)
CDX.HY-12 5-Year Index	CSFB	(5.000%)	06/20/2014	24,346	(215)	2,867	(3,082)
CDX.HY-12 5-Year Index	DUB	(5.000%)	06/20/2014	24,064	(212)	2,838	(3,050)
CDX.HY-12 5-Year Index	GSC	(5.000%)	06/20/2014	8,460	(75)	1,042	(1,117)
CDX.HY-12 5-Year Index	JPM	(5.000%)	06/20/2014	62,416	(550)	6,253	(6,803)
CDX.HY-12 5-Year Index	MSC	(5.000%)	06/20/2014	109,040	(961)	6,743	(7,704)
CDX.HY-12 5-Year Index	RBS	(5.000%)	06/20/2014	35,720	(315)	2,757	(3,072)
CDX.HY-12 5-Year Index	UBS	(5.000%)	06/20/2014	111,860	(986)	11,631	(12,617)
CDX.HY-13 5-Year Index	DUB	(5.000%)	12/20/2014	33,165	170	2,425	(2,255)

					$(3,804)	$44,368	$(48,172)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$26,000	$(16,978)	$(18,200)	$1,222
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	51,800	2,313	0	2,313
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	9,290	143	0	143
CDX.HY-9 3-Year Index 35-100%	MLP	1.670%	12/20/2010	8,087	135	0	135
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	8,680	160	0	160
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,574	214	0	214

					$(14,013)	$(18,200)	$4,187

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	478,100	$(12,902)	$(1,047)	$(11,855)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		45,100	(1,185)	(325)	(860)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(44)	(4)	(40)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		288,400	(4,289)	(368)	(3,921)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		25,500	1,111	168	943
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		30,500	1,328	106	1,222
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		27,100	1,179	188	991

							$(14,802)	$(1,282)	$(13,520)

(j) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$119.000	01/22/2010	4	$1	$0
Call - CBOT U.S. Treasury 10-Year Note March Futures	117.500	02/19/2010	42	18	14
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	958	332	36
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	4	2	5
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/19/2010	42	28	28
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	958	281	1,024

				$662	$1,107

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$29,000	$261	$9
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	29,000	157	479
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	23,200	360	42
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	23,200	167	440
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	129,000	1,301	236
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	14,700	134	27
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	14,700	240	279
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	13,000	119	24
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	8,700	87	16
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	8,700	205	165
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	12,500	57	13
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	8,600	87	16
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	4,300	53	47
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	8,600	206	163
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	71,400	314	1,179
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	112,100	513	113
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	36,100	329	66
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	112,100	630	1,231
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	17,400	423	330
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	18,700	92	89
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	37,900	797	718
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	45,000	457	82
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	352,000	3,703	910
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	38,000	214	28
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	18,000	103	2
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	106,400	545	34
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	58,800	588	971
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	80,000	664	81
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	32,800	284	60
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	80,000	344	878
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	58,000	452	325

							$13,886	$9,053

(k) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$11,341	$11,102	0.14%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,980	9,680	0.12%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993-05/16/2003	4,914	5,160	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995-05/16/2003	3,037	3,148	0.04%

				$29,272	$29,090	0.37%

(l) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	33,926	02/2010	DUB	$0	$(469)	$(469)
Sell		179,529	02/2010	HSBC	0	(2,399)	(2,399)
Sell	CHF	3,664	03/2010	CITI	0	(14)	(14)
Buy	CNY	45,732	03/2010	BCLY	0	(48)	(48)
Sell		15,320	03/2010	BCLY	11	0	11
Sell		24,842	03/2010	CITI	18	0	18
Buy		83,579	03/2010	DUB	0	(129)	(129)
Sell		63,841	03/2010	DUB	44	0	44
Sell		25,308	03/2010	MSC	19	0	19
Buy		33,487	06/2010	BCLY	0	(6)	(6)
Buy		14,024	06/2010	CITI	1	0	1
Buy		6,028	06/2010	DUB	0	(2)	(2)
Buy		43,588	06/2010	HSBC	0	(8)	(8)
Buy		14,978	11/2010	BCLY	0	(20)	(20)
Buy		24,285	11/2010	CITI	0	(34)	(34)
Buy		62,641	11/2010	DUB	0	(99)	(99)
Buy		24,681	11/2010	MSC	0	(44)	(44)
Sell	EUR	146,938	01/2010	HSBC	11,087	0	11,087
Buy		350	01/2010	JPM	0	0	0
Sell		54,682	02/2010	RBS	2,768	0	2,768
Sell		17,459	03/2010	GSC	335	0	335
Sell	GBP	82,983	01/2010	CITI	3,986	0	3,986
Buy		1,300	01/2010	HSBC	0	(64)	(64)
Buy		4,000	01/2010	JPM	78	0	78
Sell	JPY	29,154	01/2010	BNP	12	0	12
Sell		590,000	03/2010	JPM	253	0	253

					$18,612	$(3,336)	$15,276

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$5,990,536	$43,801	$6,034,337
Foreign Currency-Denominated Issues	0	766,795	25,697	792,492
Other Investments+++	163,230	908,851	22,007	1,094,088

Investments, at value	$163,230	$7,666,182	$91,505	$7,920,917
Financial Derivative Instruments++++	$25,856	$43,185	$0	$69,041

Total	$189,086	$7,709,367	$91,505	$7,989,958

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$92,639	$(60,220)	$678	$(2,066)	$9,612	$3,158	$43,801	$5,153
Foreign Currency-Denominated Issues	3,367	26,718	28	0	4,396	(8,812)	25,697	(1,041)
Other Investments+++	6,813	9,064	0	(3,939)	10,069	0	22,007	406

Investments, at value	$102,819	$(24,438)	$706	$(6,005)	$24,077	$(5,654)	$91,505	$4,518
Financial Derivative Instruments++++	$(1,576)	$0	$0	$0	$1,534	$42	$0	$0

Total	$101,243	$(24,438)	$706	$(6,005)	$25,611	$(5,612)	$91,505	$4,518

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

High Yield Municipal Bond Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.1%
American International Group, Inc.
4.700% due 10/01/2010	$500	$500
8.175% due 05/15/2068	1,600	1,068
8.250% due 08/15/2018	400	376
SLM Corp.
4.500% due 07/26/2010	700	697

Total Corporate Bonds & Notes (Cost $2,695)		2,641

MUNICIPAL BONDS & NOTES 97.4%
ALABAMA 1.0%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	50
Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	630
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	225
5.250% due 03/01/2036	500	444
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,223

		2,572

ALASKA 0.4%
Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	971

ARIZONA 3.8%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	1,213
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	908
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	850
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,304
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,145
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	766
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,885
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	1,500	1,463

		9,534

CALIFORNIA 6.8%
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	521
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.210% due 10/01/2026	500	500
California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (b)	2,000	840
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	1,000	1,004
6.000% due 07/01/2039	1,500	1,587
California State M-S-R Energy Authority Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,595
California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	607
7.000% due 10/01/2039	500	440
California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	937
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	2,200	2,200
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	1,350	1,066
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,350	1,030
9.000% due 11/01/2017	460	381
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,094
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.625% due 06/01/2038	80	91
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	753
Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	241
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.793% due 05/15/2030	1,750	1,298
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2018	1,000	630

		16,815

COLORADO 5.0%
Colorado State Confluence Metropolitan District Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	385
5.450% due 12/01/2034	1,000	709
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (e)	800	604
5.750% due 05/15/2037	835	634
5.750% due 12/01/2037	1,000	736
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,709
5.900% due 08/01/2037	1,000	755
Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	947
Colorado State Health Facilities Authority Revenue Notes, (FSA Insured), Series 2003
4.000% due 05/15/2011	585	601
Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,027
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,307
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	345
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.200% due 12/01/2031	800	800
Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	507
Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	411

		12,477

CONNECTICUT 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2003
0.230% due 07/01/2038	800	800

FLORIDA 5.1%
Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	455	376
Broward County, Florida Revenue Bonds, Series 2009
5.375% due 10/01/2029	1,000	1,027
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	198
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, (NPFGC-IBC Insured), Series 2006
5.000% due 07/01/2011	850	892
Florida State University Square Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,235	923
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	932
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	694
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,434
Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	1,706
Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,085
Manatee County, Florida School District Certificates of Participation Notes, (FSA Insured), Series 2008
4.500% due 07/01/2011	640	667
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	500	507
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.210% due 08/01/2022	1,000	1,000
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,316

		12,757

GEORGIA 1.4%
Atlanta, Georgia Downtown Development Authority Revenue Notes, (AGC Insured), Series 2009
4.000% due 07/01/2011	500	517
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	162
Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2007
5.000% due 03/15/2017	500	521
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,000	1,051
Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,153

		3,404

IDAHO 0.5%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,168

ILLINOIS 7.3%
Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	827
Chicago, Illinois Revenue Bonds, Series 2002
0.200% due 01/01/2034	1,300	1,300
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,021
Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,713
Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	766
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	170
Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,600	1,117
5.500% due 05/15/2037	750	505
6.100% due 12/01/2041	1,650	1,297
7.000% due 12/01/2037 (a)	1,000	250
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	807
Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037 (a)	1,775	537
Illinois State Revenue Bonds, Series 2004
5.000% due 06/15/2015	5,500	6,031
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	939
6.625% due 06/01/2037	1,000	899

		18,179

INDIANA 4.0%
East Chicago, Indiana General Obligation Notes, Series 2009
4.500% due 04/15/2010	460	460
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	83
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	938
Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 10/01/2027	1,000	1,079
Indiana State Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,042
6.000% due 01/01/2039	1,000	1,079
Indiana State Northwest Allen School Building Corp. Revenue Notes, (FSA Insured), Series 2008
5.000% due 01/15/2013	1,050	1,150
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,662
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,345

		9,838

IOWA 1.9%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,038
Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	135
Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	651
5.500% due 11/15/2037	1,550	1,029
5.625% due 12/01/2045	1,600	923
Iowa State Finance Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	1,000	1,068

		4,844

KANSAS 1.1%
Kansas State Development Finance Authority Revenue Notes, Series 2009
5.000% due 11/15/2014	225	244
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	992
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	776
Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	179
5.125% due 05/15/2042	250	175
5.500% due 08/01/2021	250	198
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	157

		2,721

KENTUCKY 0.5%
Owen County, Kentucky Revenue Bonds, Series 2009
5.625% due 09/01/2039	1,250	1,240

LOUISIANA 2.6%
East Baton Rouge, Louisiana Revenue Bonds, Series 2009
5.250% due 02/01/2039	1,500	1,562
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,475
Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	2,220	1,982
New Orleans, Louisiana Aviation Board Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	553

		6,572

MARYLAND 0.8%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	300	206
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000	978
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	273
Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	505	509

		1,966

MASSACHUSETTS 1.1%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,049
Massachusetts State Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,500	1,607

		2,656

MICHIGAN 2.8%
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	780	554
Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	156
Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	70	70
Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	955	751
Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	179
Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	299
Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	803
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	847
Michigan State Municipal Bond Authority Revenue Notes, Series 2009
5.000% due 05/01/2011	1,120	1,171
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (e)	230	204
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	831
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	572
Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	591

		7,028

MINNESOTA 2.7%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	314
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	559
5.750% due 10/01/2037	750	572
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,046
Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	160
Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/01/2037	1,000	889
North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	227
St. Cloud, Minnesota Revenue Bonds, (AGC Insured), Series 2008
5.500% due 05/01/2039	2,000	2,068
Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	364
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	391

		6,590

MISSISSIPPI 0.7%
Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,860

MISSOURI 1.6%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,391
6.000% due 07/01/2037	750	510
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	218
Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	449
Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,118
Missouri State Grindstone Plaza Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	172
5.550% due 10/01/2036	45	30

		3,888

MONTANA 0.2%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	437

NEW HAMPSHIRE 0.2%
New Hampshire State Business Finance Authority Revenue Bonds, Series 2009
6.875% due 10/01/2039	500	491

NEW JERSEY 3.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	57
New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,000	720
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	900	921
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	600	588
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	8,250	5,698

		7,984

NEW MEXICO 0.8%
New Mexico State Educational Assistance Foundation Revenue Notes, Series 2009
4.000% due 09/01/2016	1,000	1,061
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	391
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	506

		1,958

NEW YORK 5.7%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	121
Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	500	543
Monroe County, New York General Obligation Notes, (AGC Insured), Series 2009
3.750% due 06/01/2011	1,000	1,031
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	357
6.700% due 01/01/2043	1,500	1,318
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	146
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
0.487% due 03/01/2016	1,250	1,068
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	1,000	1,044
New York State Brooklyn Arena Local Development Corp. Revenue Bonds, Series 2009
6.375% due 07/15/2043	2,000	2,025
New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	892
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	5,000	5,535

		14,080

NORTH CAROLINA 1.5%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	98
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	50
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	1,025
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	43
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	694
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	718
6.000% due 04/01/2038	500	374
Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	806

		3,808

OHIO 3.8%
Lucas County, Ohio Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 11/15/2010	585	600
Ohio State Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,227
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	850
5.875% due 06/01/2047	3,500	2,635
6.000% due 06/01/2042	1,520	1,177
University of Toledo, Ohio Revenue Notes, Series 2009
4.000% due 06/01/2012	910	953

		9,442

OREGON 0.4%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,020

PENNSYLVANIA 6.6%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	728
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500	2,557
Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	462
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	429
Geisinger, Pennsylvania Authority Revenue Bonds, Series 2009
0.180% due 06/01/2039	900	900
Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	435
Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	236
6.375% due 07/01/2030	1,000	924
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	130
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	2,615	2,676
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	180	184
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	503
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	2,001
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	2,250	1,722
Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	331
Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,668
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	412

		16,298

PUERTO RICO 0.5%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
6.000% due 07/01/2038	900	902
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	380	389

		1,291

RHODE ISLAND 0.1%
Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	155	154

SOUTH CAROLINA 1.9%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	980
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,652
6.000% due 11/15/2037	2,000	1,383
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2009
5.750% due 08/01/2039	500	474
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	183

		4,672

TENNESSEE 2.7%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	980
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	683
Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024 (a)	150	75
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,150	462
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2020	850	855
5.250% due 09/01/2021	1,000	1,009
5.250% due 09/01/2023	1,340	1,337
5.250% due 09/01/2024	1,375	1,363

		6,764

TEXAS 10.6%
Brazos County, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,374
8.250% due 05/01/2033	1,300	895
Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	282
Brazos County, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	825
Dallas, Texas Independent School District General Obligation Notes, Series 2009
4.000% due 02/15/2011	800	829
Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	290
Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	948
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 06/01/2012	2,000	2,160
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	843
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	84
6.125% due 07/15/2027	45	37
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	95
6.750% due 07/01/2029	1,000	926
Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	228
Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	1,000	878
Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	655
North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	154
5.750% due 01/01/2033	1,600	1,640
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,123
Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	337
Pharr, Texas Higher Education Finance Authority Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	499
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,050
Texas State Alliance Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	500	296
Texas State General Obligation Notes, Series 2009
5.000% due 08/01/2013	445	503
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	1,133
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	519
Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,727
Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	2,115	1,691
Tomball, Texas Independent School District General Obligation Notes, (AGC Insured), Series 2009
3.000% due 02/15/2011	250	257
Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	29
Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	2,500	2,394
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	735	609

		26,310

UTAH 2.3%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	423
5.700% due 11/15/2036	1,000	803
St. George, Utah Revenue Notes, Series 2009
2.500% due 11/01/2011	225	231
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,303
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	1,983
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	503
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	446

		5,692

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2009
5.000% due 10/01/2024	1,000	987

VIRGINIA 0.9%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	98
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	322
Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	867
Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	866

		2,153

WASHINGTON 1.8%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	978

Washington State Certificates of Participation Notes, Series 2009
2.500% due 07/01/2010	1,200	1,209
2.500% due 07/01/2011	400	408
Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	276
Washington State Higher Education Facilities Authority Revenue Bonds, Series 2009
5.250% due 05/01/2034	1,000	1,005
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	602

		4,478

WEST VIRGINIA 0.8%
West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,271
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	955	764

		2,035

WISCONSIN 1.4%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	834
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	218
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,034
6.625% due 02/15/2032	1,450	1,511

		3,597

WYOMING 0.2%
University of Wyoming Revenue Notes, Series 2009
3.000% due 06/01/2011	390	401

Total Municipal Bonds & Notes (Cost $265,227)		241,932

MORTGAGE-BACKED SECURITIES 0.2%
Countrywide Alternative Loan Trust
2.044% due 11/25/2035	385	187
Residential Accredit Loans, Inc.
0.381% due 02/25/2047	783	339

Total Mortgage-Backed Securities (Cost $710)		526

CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011	7,700	87

Total Convertible Preferred Securities (Cost $578)		87

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
U.S. TREASURY BILLS 0.3% (c)
0.260% due 02/25/2010	$710	710

Total Short-Term Instruments (Cost $710)		710

Total Investments 99.0% (Cost $269,920)		$245,896
Other Assets and Liabilities (Net) 1.0%		2,499

Net Assets 100.0%		$248,395

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Security becomes interest bearing at a future date.

(c) Securities with an aggregate market value of $710 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(d) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	0.950%	$5,000	$(360)	$0	$(360)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	1.500%	5,000	(392)	0	(392)

						$(752)	$0	$(752)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(e) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$800	$604	0.24%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	230	204	0.08%

				$1,030	$808	0.33%

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
California	$0	$16,815	$0	$16,815
Colorado	0	12,477	0	12,477
Florida	0	12,757	0	12,757
Illinois	0	18,179	0	18,179
New York	0	14,080	0	14,080
Pennsylvania	0	16,298	0	16,298
Texas	0	26,310	0	26,310
Other Investments+++	87	128,893	0	128,980

Investments, at value	$87	$245,809	$0	$245,896
Financial Derivative Instruments++++	$0	$0	$(752)	$(752)

Total	$87	$245,809	$(752)	$245,144

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Financial Derivative Instruments++++	$(2,711)	$0	$0	$0	$1,959	$0	$(752)	$1,959

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

Schedule of Investments

Income Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Texas Competitive Electric Holdings Co. LLC
3.735% due 10/10/2014		$986	$796
3.751% due 10/10/2014		6	5
3.782% due 10/10/2014		7	5

Total Bank Loan Obligations (Cost $750)			806

CORPORATE BONDS & NOTES 22.4%
BANKING & FINANCE 10.5%
AES Ironwood LLC
8.857% due 11/30/2025		81	81
American Express Centurion Bank
0.384% due 06/12/2012		2,000	1,942
American General Finance Corp.
4.625% due 09/01/2010		300	291
American International Group, Inc.
4.250% due 05/15/2013		500	462
5.375% due 10/18/2011		400	397
5.850% due 01/16/2018		2,100	1,726
8.175% due 05/15/2068		1,075	718
8.250% due 08/15/2018		275	259
Bank of America Corp.
6.000% due 09/01/2017		500	520
Barclays Bank PLC
7.434% due 09/29/2049		375	347
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,092
6.950% due 08/10/2012		137	153
Cantor Fitzgerald LP
7.875% due 10/15/2019		2,000	1,961
Capital One Capital V
10.250% due 08/15/2039		300	350
Centurion CDO III Ltd.
1.048% due 04/11/2013		1,897	1,806
Chukchansi Economic Development Authority
8.000% due 11/15/2013		25	18
CIT Group, Inc.
7.000% due 05/01/2013		866	814
7.000% due 05/01/2014		399	371
7.000% due 05/01/2015		399	359
7.000% due 05/01/2016		664	588
7.000% due 05/01/2017		1,844	1,609
Citigroup Capital XXI
8.300% due 12/21/2077		475	460
Citigroup, Inc.
6.000% due 08/15/2017		500	501
Countrywide Capital III
8.050% due 06/15/2027		100	94
Credit Suisse New York
5.000% due 05/15/2013		4,000	4,269
El Paso Performance-Linked Trust
7.750% due 07/15/2011		250	258
Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		200	225
Ford Motor Credit Co. LLC
3.034% due 01/13/2012		200	186
5.700% due 01/15/2010		50	50
7.000% due 10/01/2013		175	175
7.875% due 06/15/2010		150	152
8.000% due 12/15/2016		550	551
8.700% due 10/01/2014		400	419
9.875% due 08/10/2011		50	52
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		100	110
General Electric Capital Corp.
0.404% due 04/10/2012		1,060	1,038
0.411% due 11/01/2012		790	762
6.875% due 01/10/2039		4,000	4,144
GMAC LLC
6.000% due 04/01/2011		300	291
6.875% due 08/28/2012		100	98
7.500% due 12/31/2013		400	390
8.000% due 11/01/2031		290	262
Goldman Sachs Group, Inc.
6.250% due 09/01/2017		500	537
HBOS PLC
6.750% due 05/21/2018		1,000	929
International Lease Finance Corp.
0.482% due 05/24/2010		25	24
4.875% due 09/01/2010		850	817
5.000% due 04/15/2010		25	25
5.300% due 05/01/2012		50	42
5.350% due 03/01/2012		150	130
5.400% due 02/15/2012		150	130
5.625% due 09/20/2013		500	392
5.750% due 06/15/2011		200	184
5.875% due 05/01/2013		2,950	2,347
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		25	5
6.625% due 01/18/2012 (a)		100	20
6.750% due 12/28/2017 (a)		100	0
6.875% due 05/02/2018 (a)		100	21
NSG Holdings LLC
7.750% due 12/15/2025		225	202
Pacific Life Insurance Co.
9.250% due 06/15/2039		400	463
PMI Group, Inc.
6.000% due 09/15/2016		500	290
Rabobank Nederland NV
11.000% due 06/29/2049 (g)		1,000	1,223
Regions Financial Corp.
7.750% due 11/10/2014		4,100	4,048
Royal Bank of Scotland Group PLC
7.640% due 03/29/2049		400	216
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	90
SLM Corp.
0.442% due 07/26/2010		50	49
0.512% due 10/25/2011		1,060	993
5.000% due 06/15/2018		125	96
8.450% due 06/15/2018		25	25
SLM Corp. CPI Linked Bond
0.194% due 03/15/2012		269	235
1.164% due 06/15/2013		260	215
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	79
Wells Fargo & Co.
7.980% due 03/29/2049		400	403
Wells Fargo Capital XIII
7.700% due 12/29/2049		25	24
Wells Fargo Capital XV
9.750% due 12/31/2049		350	376

			44,981

INDUSTRIALS 10.2%
Actuant Corp.
6.875% due 06/15/2017		50	48
Allison Transmission, Inc.
11.000% due 11/01/2015		170	179
American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		14	14
American Airlines, Inc.
10.500% due 10/15/2012		375	394
American Stores Co.
8.000% due 06/01/2026		250	229
AmeriGas Partners LP
7.125% due 05/20/2016		180	181
7.250% due 05/20/2015		25	25
Anadarko Petroleum Corp.
5.950% due 09/15/2016		500	542
ARAMARK Corp.
8.500% due 02/01/2015		150	155
ArvinMeritor, Inc.
8.125% due 09/15/2015		335	322
Berry Plastics Corp.
8.875% due 09/15/2014		75	73
Berry Plastics Escrow LLC
8.875% due 09/15/2014		300	293
Biomet, Inc.
10.000% due 10/15/2017		290	316
10.375% due 10/15/2017 (b)		100	109
11.625% due 10/15/2017		315	350
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		500	535
Cascades, Inc.
7.250% due 02/15/2013		25	25
Charter Communications Operating LLC
8.000% due 04/30/2012 (a)		70	72
8.375% due 04/30/2014 (a)		75	77
Chesapeake Energy Corp.
7.250% due 12/15/2018		125	127
9.500% due 02/15/2015		425	469
Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		25	25
7.750% due 05/15/2017		155	155
9.500% due 05/15/2016		100	107
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		250	257
Comcast Corp.
5.900% due 03/15/2016		500	539
Community Health Systems, Inc.
8.875% due 07/15/2015		440	456
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012 (a)		200	190
CSC Holdings, Inc.
6.750% due 04/15/2012		75	78
7.625% due 04/01/2011		25	26
7.625% due 07/15/2018		475	492
8.500% due 06/15/2015		125	134
CVS Pass-Through Trust
7.507% due 01/10/2032		5,000	5,252
Delhaize America, Inc.
8.050% due 04/15/2027		25	27
Delta Air Lines, Inc.
9.500% due 09/15/2014		375	391
Devon Financing Corp. ULC
6.875% due 09/30/2011		500	543
DISH DBS Corp.
6.375% due 10/01/2011		100	104
7.125% due 02/01/2016		355	364
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		17	17
Eaton Vance Corp.
6.500% due 10/02/2017		1,000	1,036
El Paso Corp.
7.750% due 01/15/2032		225	214
7.800% due 08/01/2031		325	308
8.050% due 10/15/2030		225	213
Enterprise Products Operating LLC
7.034% due 01/15/2068		50	46
8.375% due 08/01/2066		370	361
FBG Finance Ltd.
5.125% due 06/15/2015		2,000	2,073
First Data Corp.
9.875% due 09/24/2015		405	380
Ford Motor Co.
9.215% due 09/15/2021		25	23
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		100	104
Gaz Capital S.A.
8.146% due 04/11/2018		100	106
Georgia-Pacific LLC
7.000% due 01/15/2015		200	203
7.700% due 06/15/2015		215	227
8.000% due 01/15/2024		175	179
8.250% due 05/01/2016		100	106
8.875% due 05/15/2031		150	160
Goodyear Tire & Rubber Co.
10.500% due 05/15/2016		25	28
Harrah’s Operating Co., Inc.
10.000% due 12/15/2018		140	113
HCA, Inc.
8.500% due 04/15/2019		50	54
9.125% due 11/15/2014		225	238
9.250% due 11/15/2016		790	850
Intelsat Corp.
9.250% due 08/15/2014		50	52
9.250% due 06/15/2016		410	425
Intelsat Jackson Holdings Ltd.
9.500% due 06/15/2016		50	54
Intergen NV
9.000% due 06/30/2017		275	288
JC Penney Corp., Inc.
7.125% due 11/15/2023		50	50
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,000	5,056
McJunkin Red Man Corp.
9.500% due 12/15/2016		250	246
MGM Mirage
10.375% due 05/15/2014		50	54
11.125% due 11/15/2017		75	83
New Albertson’s, Inc.
7.450% due 08/01/2029		125	108
Newfield Exploration Co.
7.125% due 05/15/2018		125	127
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		305	324
Northwest Airlines, Inc.
1.019% due 05/20/2014		1,074	902
NPC International, Inc.
9.500% due 05/01/2014		100	100
OPTI Canada, Inc.
8.250% due 12/15/2014		165	137
Peabody Energy Corp.
7.875% due 11/01/2026		200	204
President and Fellows of Harvard College
5.625% due 10/01/2038		1,000	1,003
Quebecor Media, Inc.
7.750% due 03/15/2016		350	351
Quicksilver Resources, Inc.
11.750% due 01/01/2016		300	342
Range Resources Corp.
7.500% due 10/01/2017		75	78
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		25	26
SandRidge Energy, Inc.
3.915% due 04/01/2014		275	247
8.625% due 04/01/2015 (b)		75	75
Sensata Technologies BV
8.000% due 05/01/2014		300	296
Sonat, Inc.
7.625% due 07/15/2011		200	207
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		25	27
SunGard Data Systems, Inc.
9.125% due 08/15/2013		320	330
Teck Resources Ltd.
9.750% due 05/15/2014		125	145
10.250% due 05/15/2016		100	117
10.750% due 05/15/2019		325	390
Times Square Hotel Trust
8.528% due 08/01/2026		2,234	1,801
TRW Automotive, Inc.
7.250% due 03/15/2017		300	292
United Airlines, Inc.
7.730% due 07/01/2010		21	21
9.750% due 01/15/2017		2,200	2,244
10.400% due 11/01/2016		250	263
UnitedHealth Group, Inc.
6.000% due 02/15/2018		3,300	3,414
Verso Paper Holdings LLC
9.125% due 08/01/2014		170	163
West Corp.
9.500% due 10/15/2014		120	122
Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	951
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		650	713
12.000% due 12/01/2015		75	81
Windstream Corp.
8.625% due 08/01/2016		425	435
WMG Acquisition Corp.
9.500% due 06/15/2016		100	108
Wynn Las Vegas LLC
6.625% due 12/01/2014		550	534

			43,700

UTILITIES 1.7%
AES Corp.
8.000% due 10/15/2017		325	335
8.000% due 06/01/2020		50	51
8.875% due 02/15/2011		50	52
9.750% due 04/15/2016		250	275
Berry Petroleum Co.
10.250% due 06/01/2014		25	27
Cricket Communications, Inc.
10.000% due 07/15/2015		150	153
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		250	322
Energy Future Holdings Corp.
9.750% due 10/15/2019		29	30
11.250% due 11/01/2017 (b)		5	4
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		37	37
Frontier Communications Corp.
7.000% due 11/01/2025		120	99
7.125% due 03/15/2019		165	157
9.000% due 08/15/2031		100	99
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		75	76
8.625% due 11/14/2011		25	26
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		285	275
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		250	254
Midwest Generation LLC
8.560% due 01/02/2016		63	63
NGPL PipeCo. LLC
7.768% due 12/15/2037		1,000	1,156
NRG Energy, Inc.
7.375% due 01/15/2017		125	126
8.500% due 06/15/2019		600	618
Qwest Communications International, Inc.
7.250% due 02/15/2011		25	25
7.500% due 02/15/2014		275	277
Qwest Corp.
7.500% due 06/15/2023		597	567
7.875% due 09/01/2011		100	105
RRI Energy, Inc.
7.875% due 06/15/2017		75	74
Sithe Independence Funding Corp.
9.000% due 12/30/2013		465	478
Sprint Capital Corp.
6.900% due 05/01/2019		300	277
7.625% due 01/30/2011		65	67
8.750% due 03/15/2032		900	853
Sprint Nextel Corp.
6.000% due 12/01/2016		160	147
Telesat LLC
11.000% due 11/01/2015		175	191
Tenaska Alabama Partners LP
7.000% due 06/30/2021		126	117
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		135	140
Virgin Media Finance PLC
9.500% due 08/15/2016		100	108

			7,661

Total Corporate Bonds & Notes (Cost $92,646)			96,342

MUNICIPAL BONDS & NOTES 0.1%
Alameda County, California Oakland Unified School
District General Obligation Bonds, Series 2009
9.500% due 08/01/2034		300	294

Total Municipal Bonds & Notes (Cost $300)			294

U.S. GOVERNMENT AGENCIES 77.9%
Fannie Mae
0.291% due 12/25/2036		343	329
0.351% due 03/25/2034		94	85
0.381% due 08/25/2034		36	33
0.431% due 10/27/2037		4,000	3,800
0.581% due 11/25/2032 - 03/25/2044		84	80
0.631% due 06/25/2029 - 08/25/2036		132	128
0.632% due 04/18/2028 - 09/18/2031		27	27
0.650% due 11/25/2021		17	17
0.700% due 07/25/2021		26	26
0.950% due 08/25/2022		13	11
1.050% due 05/25/2022		11	11
1.100% due 05/25/2018 - 10/25/2020		56	56
1.150% due 04/25/2021 - 10/25/2021		99	99
1.447% due 11/01/2028		705	723
1.450% due 01/25/2024		44	44
1.550% due 11/25/2021		53	52
1.759% due 09/25/2022		13	13
1.828% due 10/01/2044		22	21
2.032% due 10/01/2040		253	253
2.284% due 11/01/2033		124	126
2.410% due 12/01/2035		26	27
2.463% due 11/01/2032		35	35
2.500% due 11/01/2032		121	123
2.525% due 01/01/2018		73	73
2.607% due 03/01/2020		12	12
2.660% due 04/01/2017		6	6
2.662% due 07/01/2017 - 11/01/2020		164	167
2.723% due 09/01/2017 - 03/01/2033		88	89
2.750% due 08/01/2018 - 12/01/2020		49	50
2.758% due 05/01/2018		39	41
2.793% due 11/01/2033		47	48
2.795% due 03/01/2034		53	54
2.797% due 07/01/2019		87	89
2.833% due 08/01/2033		203	209
2.879% due 07/01/2033		55	56
2.910% due 04/25/2023		15	15
2.919% due 11/01/2034		37	38
2.935% due 12/01/2032		49	50
2.938% due 05/01/2034		385	393
2.940% due 03/25/2022		24	25
2.945% due 02/01/2032		75	75
2.979% due 05/01/2038		314	325
2.981% due 12/01/2032		35	36
2.990% due 09/25/2022		12	12
3.000% due 09/01/2032		24	25
3.040% due 01/25/2022		68	69
3.053% due 12/01/2033		147	152
3.063% due 01/01/2018		9	9
3.067% due 07/01/2032		40	42
3.071% due 07/01/2036		104	107
3.073% due 05/01/2033		56	57
3.077% due 07/01/2032		278	288
3.093% due 04/01/2018		61	62
3.096% due 09/01/2033		14	14
3.111% due 08/01/2017 - 08/01/2036		225	231
3.116% due 07/01/2025		3	3
3.117% due 09/01/2033		62	63
3.135% due 10/01/2032		251	256
3.144% due 10/01/2032		38	39
3.145% due 08/01/2032		231	236
3.156% due 09/01/2031		4	4
3.193% due 08/01/2032		31	33
3.195% due 05/01/2018		23	23
3.216% due 12/01/2034		487	496
3.220% due 05/01/2024		116	119
3.239% due 12/01/2035		43	43
3.244% due 06/01/2025		4	4
3.245% due 03/01/2038		9	9
3.250% due 09/01/2024 - 05/01/2032		211	216
3.260% due 03/01/2033		353	362
3.275% due 09/01/2032		38	38
3.280% due 07/01/2017		8	8
3.290% due 06/01/2019		20	20
3.306% due 10/01/2034		470	483
3.315% due 05/01/2024		51	52
3.339% due 05/01/2033		604	615
3.342% due 11/01/2018		1	1
3.361% due 08/01/2017		17	17
3.362% due 04/01/2033		83	85
3.375% due 07/01/2025 - 02/01/2032		226	230
3.437% due 03/01/2034		123	126
3.460% due 04/01/2024		19	19
3.468% due 08/01/2032		26	27
3.541% due 12/01/2032		107	110
3.545% due 01/01/2019 - 07/01/2035		52	54
3.546% due 08/01/2026 - 08/01/2036		44	46
3.547% due 10/01/2025		5	5
3.590% due 02/01/2033		67	68
3.591% due 07/01/2026		15	16
3.636% due 04/01/2033		16	17
3.653% due 04/01/2032		103	106
3.660% due 10/01/2035		527	545
3.700% due 02/01/2033		65	66
3.746% due 01/01/2029		186	193
3.770% due 10/01/2025		75	78
3.836% due 08/01/2031		232	239
3.923% due 02/01/2032		23	23
3.929% due 03/01/2036		607	623
4.061% due 02/01/2033		41	42
4.125% due 09/01/2024		56	58
4.148% due 01/01/2033		101	103
4.155% due 12/01/2027		31	32
4.245% due 07/01/2018		9	9
4.250% due 01/01/2033		78	80
4.255% due 07/01/2032		674	689
4.257% due 09/01/2017		16	16
4.333% due 05/01/2019		10	10
4.345% due 05/01/2028		11	11
4.375% due 10/01/2016 - 11/01/2016		16	17
4.395% due 09/01/2031		165	170
4.426% due 03/01/2016		5	5
4.494% due 01/01/2035		368	382
4.500% due 09/01/2016 - 01/01/2040		70,017	69,908
4.609% due 11/01/2029		78	81
4.618% due 01/01/2018 - 09/01/2035		62	64
4.625% due 06/01/2017 - 07/01/2017		27	28
4.652% due 09/01/2024		7	7
4.732% due 06/01/2032		368	380
4.734% due 12/01/2027		7	7
4.750% due 01/01/2027		14	15
4.758% due 01/01/2028		4	4
4.916% due 04/01/2028		25	26
4.965% due 01/01/2035		137	138
4.975% due 09/01/2022		31	33
5.000% due 01/01/2016 - 08/25/2033		352	352
5.150% due 09/01/2018		24	25
5.255% due 09/01/2030		91	93
5.307% due 10/01/2033		11	12
5.500% due 04/01/2037 - 06/01/2048		27,077	28,356
5.500% due 09/01/2038 (g)		18,340	19,222
6.000% due 12/01/2032 - 09/01/2038		68,982	73,290
6.000% due 12/01/2036 - 05/01/2038 (g)		55,731	59,159
6.025% due 10/01/2036		103	110
6.043% due 03/01/2036		69	69
6.405% due 04/01/2027		135	138
6.500% due 06/25/2028 - 10/25/2031		465	498
6.850% due 12/18/2027		43	47
6.900% due 05/25/2023		167	183
7.000% due 07/25/2022 - 08/01/2036		3,572	3,918
7.500% due 07/25/2022 - 06/25/2042		418	466
7.660% due 05/01/2015		926	1,011
8.000% due 04/25/2021 - 07/25/2022		65	70
8.600% due 08/25/2019		313	351
Freddie Mac
0.208% due 08/05/2011 (f)		221	221
0.327% due 03/09/2011 (f)		498	499
0.350% due 04/01/2011 (f)(h)		8,922	8,938
2.032% due 07/25/2044		39	37
2.662% due 06/01/2019		27	26
2.663% due 11/01/2031		94	97
2.724% due 10/01/2032		93	96
2.738% due 09/01/2034		269	277
2.750% due 01/01/2020		27	27
2.794% due 09/01/2033		448	460
2.834% due 07/01/2034		303	314
2.858% due 01/01/2035		312	320
2.875% due 04/01/2017		339	344
2.885% due 08/01/2034		5	5
2.886% due 06/01/2033		52	54
3.120% due 01/01/2033		29	30
3.125% due 07/01/2017		44	44
3.135% due 05/01/2033		61	63
3.160% due 09/01/2023		39	39
3.176% due 07/01/2033		53	55
3.190% due 07/01/2025		114	117
3.213% due 10/01/2026		9	9
3.230% due 09/01/2031		286	295
3.250% due 09/01/2032		214	220
3.276% due 05/01/2029		154	157
3.283% due 11/01/2031		127	132
3.284% due 03/01/2032		667	692
3.303% due 02/01/2026		65	67
3.326% due 09/01/2033		24	25
3.328% due 09/01/2024		38	38
3.367% due 11/01/2029		672	685
3.373% due 08/01/2024		33	33
3.390% due 08/01/2034		268	275
3.429% due 05/01/2019		9	8
3.452% due 05/01/2035		336	346
3.499% due 03/01/2031		140	144
3.500% due 10/01/2024		51	53
3.625% due 04/01/2033		6	6
3.629% due 12/01/2033		393	403
3.653% due 12/01/2034		75	77
3.732% due 02/01/2018		49	49
3.913% due 11/01/2017		30	30
3.914% due 02/01/2033		7	7
3.946% due 11/01/2035		290	296
3.988% due 07/01/2033		221	229
3.992% due 01/01/2035		255	265
4.000% due 02/15/2017		103	105
4.024% due 06/01/2019		61	61
4.110% due 07/01/2037		219	226
4.137% due 07/01/2024		16	16
4.163% due 08/01/2035		19	20
4.270% due 01/01/2033		29	30
4.358% due 01/01/2035		14	14
4.491% due 02/01/2015		66	67
4.696% due 05/01/2019		452	452
4.867% due 09/01/2018		40	41
5.213% due 04/01/2036		56	58
5.260% due 02/01/2036		136	142
5.300% due 03/01/2025		55	55
5.464% due 09/01/2037		21	22
5.500% due 11/15/2024 - 02/01/2038		9,414	9,874
5.528% due 03/01/2025 - 09/01/2037		63	67
5.542% due 04/01/2036		83	86
5.572% due 05/01/2037		76	80
5.697% due 06/01/2037		11	12
5.710% due 12/01/2037		31	33
5.748% due 09/01/2037		23	25
5.799% due 08/01/2037		7	8
5.808% due 08/01/2037		25	26
5.844% due 01/01/2037		594	630
5.857% due 11/01/2036		16	17
5.884% due 08/01/2037		12	12
5.899% due 08/01/2036		23	24
5.929% due 09/01/2037		50	53
5.966% due 09/01/2036		19	20
6.000% due 03/15/2017 - 12/01/2023		2,155	2,322
6.376% due 10/01/2035		648	673
6.399% due 02/01/2037		67	71
6.500% due 11/15/2021 - 03/15/2024		419	455
6.750% due 01/15/2024		46	49
6.862% due 09/01/2037		1,728	1,837
7.000% due 10/15/2013 - 12/01/2047		5,213	5,627
7.500% due 09/01/2011 - 01/15/2023		833	885
8.500% due 06/15/2031		640	714
8.849% due 05/15/2023		64	66
9.000% due 09/15/2020 - 02/15/2021		336	371
9.500% due 03/15/2020		1	1
Ginnie Mae
3.000% due 01/20/2035		11	11
3.625% due 08/20/2027 - 10/20/2029		204	209
3.750% due 01/20/2032 - 03/20/2032		362	371
4.000% due 10/20/2030 - 12/20/2033		234	239
4.125% due 10/20/2025 - 08/20/2033		58	59
4.250% due 02/20/2029		44	45
4.375% due 06/20/2022 - 06/20/2032		543	558
5.500% due 04/20/2037		58	58
6.100% due 06/15/2028 - 03/15/2029		1,934	2,072
6.490% due 01/15/2028 - 01/15/2029		1,848	1,997
27.359% due 03/20/2031		1,370	2,113
Small Business Administration
4.727% due 02/10/2019		1,934	1,984
5.160% due 02/01/2028		2,224	2,332
5.170% due 01/01/2028		4,466	4,737
5.370% due 04/01/2028		1,773	1,882
Vendee Mortgage Trust
6.500% due 09/15/2024		259	268

Total U.S. Government Agencies (Cost $325,926)			335,425

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
1.000% due 09/30/2011 (f)		2	2
3.375% due 11/15/2019		6,700	6,447

Total U.S. Treasury Obligations (Cost $6,537)			6,449

MORTGAGE-BACKED SECURITIES 19.5%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		164	167
5.634% due 07/10/2046		500	469
6.186% due 06/11/2035		255	267
Banc of America Funding Corp.
1.663% due 06/20/2035		160	74
3.267% due 05/25/2035		116	26
4.531% due 02/20/2036		176	152
5.918% due 10/20/2046		1,741	1,117
Banc of America Mortgage Securities, Inc.
0.631% due 03/25/2034		39	39
0.681% due 01/25/2034		31	30
4.581% due 07/20/2032		200	177
4.693% due 04/25/2035		195	155
Bear Stearns Adjustable Rate Mortgage Trust
3.349% due 01/25/2035		1,837	1,511
4.462% due 10/25/2035		4,707	4,592
4.625% due 10/25/2035		1,484	1,265
5.353% due 03/25/2035		1,608	1,310
Bear Stearns Alt-A Trust
0.391% due 06/25/2046		3,021	1,273
6.250% due 08/25/2036		2,575	1,631
Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050		1,000	878
5.719% due 06/11/2040		5,800	5,285
6.440% due 06/16/2030		3	3
7.000% due 05/20/2030		391	432
CC Mortgage Funding Corp.
0.361% due 05/25/2048		357	145
Citigroup Mortgage Loan Trust, Inc.
4.641% due 08/25/2035		275	219
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		6,000	5,220
Countrywide Alternative Loan Trust
1.854% due 07/20/2035		195	91
6.000% due 04/25/2037		2,319	1,568
6.250% due 08/25/2037		1,880	944
6.500% due 06/25/2036		1,449	903
Countrywide Home Loan Mortgage Pass-Through Trust
0.461% due 05/25/2035		101	54
0.501% due 03/25/2035		210	142
0.551% due 03/25/2035		272	135
4.222% due 05/19/2033		181	164
4.499% due 07/19/2033		290	242
4.969% due 02/25/2034		208	197
5.250% due 02/20/2036		172	113
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036		950	592
CS First Boston Mortgage Securities Corp.
0.881% due 03/25/2034		975	831
4.940% due 12/15/2035		500	513
5.298% due 03/25/2034		180	147
5.603% due 07/15/2035		500	524
5.750% due 04/22/2033		754	761
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.381% due 02/25/2047		1,477	713
Downey Savings & Loan Association Mortgage Loan Trust
0.413% due 04/19/2048		686	171
0.633% due 11/19/2044		120	44
2.865% due 07/19/2044		84	37
First Horizon Asset Securities, Inc.
0.731% due 03/25/2018		120	113
3.674% due 03/25/2033		140	131
5.558% due 10/25/2035		244	208
First Republic Mortgage Loan Trust
0.483% due 11/15/2030		109	100
0.583% due 11/15/2031		49	42
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		500	523
Greenpoint Mortgage Funding Trust
0.411% due 01/25/2037		2,693	1,341
0.491% due 10/25/2045		979	505
GSAA Trust
6.000% due 04/01/2034		380	374
GSR Mortgage Loan Trust
2.230% due 04/25/2032		57	44
3.336% due 09/25/2035		305	216
3.752% due 08/25/2034		358	334
3.807% due 09/25/2034		173	143
5.234% due 11/25/2035		400	333
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		215	211
0.403% due 12/19/2036		554	292
0.423% due 01/19/2038		5,063	2,791
0.543% due 08/19/2045		49	26
Indymac Index Mortgage Loan Trust
0.441% due 05/25/2046		101	52
3.511% due 10/25/2034		263	213
3.814% due 09/25/2036		1,021	574
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		240	212
JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037		500	520
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038		500	459
5.430% due 02/15/2040		500	433
MASTR Adjustable Rate Mortgages Trust
3.023% due 04/21/2034		46	43
3.096% due 11/21/2034		2,450	2,028
MASTR Alternative Loans Trust
7.000% due 06/25/2034		89	84
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		173	157
Mellon Residential Funding Corp.
0.603% due 09/15/2030		565	479
0.673% due 12/15/2030		48	43
Merrill Lynch Countrywide Commercial Mortgage Trust
0.000% due 07/09/2021		5,000	4,252
Merrill Lynch Mortgage Investors, Inc.
3.604% due 09/25/2033		41	38
MLCC Mortgage Investors, Inc.
0.571% due 04/25/2028		101	80
0.731% due 01/25/2030		287	215
0.979% due 10/25/2028		559	509
2.327% due 01/25/2029		360	307
Morgan Stanley Capital I
5.207% due 11/14/2042		500	494
5.328% due 11/12/2041		580	546
Morgan Stanley Re-REMIC Trust
5.805% due 08/12/2045		6,000	5,454
Nomura Asset Acceptance Corp.
5.500% due 05/25/2033		68	68
6.000% due 05/25/2033		30	28
7.000% due 04/25/2033		11	10
Provident Funding Mortgage Loan Trust
3.195% due 04/25/2034		114	106
Residential Accredit Loans, Inc.
0.411% due 06/25/2046		1,636	638
0.561% due 04/25/2037		3,273	1,281
6.000% due 08/25/2035		2,493	1,846
Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031		401	380
Residential Asset Securitization Trust
6.000% due 03/25/2037		2,122	1,505
Residential Funding Mortgage Securities I
5.770% due 07/27/2037		1,190	780
Sequoia Mortgage Trust
0.583% due 07/20/2033		300	216
0.613% due 10/20/2027		35	29
0.613% due 04/20/2033		494	428
0.633% due 10/20/2027		227	195
0.683% due 12/20/2032		184	158
Structured Asset Mortgage Investments, Inc.
0.461% due 07/25/2046		123	29
0.573% due 05/19/2035		4,348	3,091
4.329% due 05/25/2045		79	40
Thornburg Mortgage Securities Trust
0.351% due 07/25/2036		2,141	2,078
0.501% due 03/25/2044		207	133
0.601% due 09/25/2044		2,120	1,837
UBS Commercial Mortgage Trust
0.814% due 07/15/2024		2,000	1,187
1.133% due 07/15/2024		3,933	3,248
WaMu Mortgage Pass-Through Certificates
0.521% due 12/25/2045		177	113
0.541% due 01/25/2045		116	88
0.650% due 10/25/2044		193	119
0.690% due 11/25/2034		199	82
0.771% due 12/25/2027		308	232
1.544% due 02/25/2046		320	182
1.744% due 11/25/2042		14	9
2.772% due 07/25/2046		1,175	763
3.051% due 06/25/2033		142	132
Wells Fargo Mortgage-Backed Securities Trust
3.003% due 09/25/2034		165	156
3.064% due 09/25/2034		639	583
3.639% due 10/25/2034		220	196
3.959% due 12/25/2034		1,381	1,347
4.233% due 02/25/2035		296	265
5.500% due 12/25/2033		42	42

Total Mortgage-Backed Securities (Cost $89,117)			83,862

ASSET-BACKED SECURITIES 6.2%
Ameriquest Mortgage Securities, Inc.
3.756% due 11/25/2032 (a)		179	9
5.856% due 02/25/2033 (a)		125	7
Amortizing Residential Collateral Trust
0.521% due 07/25/2032		69	63
Bear Stearns Asset-Backed Securities Trust
0.561% due 01/25/2036		165	156
0.581% due 09/25/2034		633	614
0.631% due 10/27/2032		55	37
0.721% due 06/25/2036		400	160
0.891% due 10/25/2032		89	77
1.231% due 10/25/2037		161	102
5.250% due 10/25/2033		1,658	1,509
5.500% due 06/25/2034		1,621	1,391
5.500% due 08/25/2036		3,513	2,159
Bear Stearns Second Lien Trust
0.451% due 12/25/2036		860	596
Chase Funding Mortgage Loan Asset-Backed Certificates
0.871% due 11/25/2031		63	59
Conseco Financial Corp.
6.110% due 09/01/2023		34	34
6.870% due 01/15/2029		377	375
Countrywide Asset-Backed Certificates
0.331% due 09/25/2047		272	253
0.571% due 12/25/2036		1,575	627
First Franklin Mortgage Loan Asset-Backed Certificates
0.281% due 11/25/2036		157	153
Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	1,168
GSAA Trust
0.501% due 06/25/2035		579	338
HFC Home Equity Loan Asset-Backed Certificates
0.523% due 01/20/2034		1,818	1,540
1.033% due 11/20/2036		265	258
HSI Asset Securitization Corp. Trust
0.281% due 10/25/2036		217	140
0.281% due 12/25/2036		87	63
Irwin Home Equity Corp.
0.771% due 07/25/2032		7	3
JPMorgan Mortgage Acquisition Corp.
0.281% due 10/25/2036		222	204
Morgan Stanley ABS Capital I
0.411% due 01/25/2036		506	420
1.311% due 03/25/2033		244	189
New Century Home Equity Loan Trust
0.601% due 08/25/2034		57	39
Primus CLO Ltd.
0.517% due 07/15/2021		10,704	8,979
Renaissance Home Equity Loan Trust
0.731% due 12/25/2033		228	188
Residential Asset Mortgage Products, Inc.
1.431% due 09/25/2047		1,392	896
SBI HELOC Trust
0.401% due 08/25/2036		48	43
Soundview Home Equity Loan Trust
1.031% due 10/25/2037		181	177
Specialty Underwriting & Residential Finance
0.481% due 09/25/2036		583	493
Stony Hill CDO III Ltd.
0.896% due 10/15/2013		2,992	2,763
Structured Asset Securities Corp.
4.900% due 04/25/2035		904	601
Truman Capital Mortgage Loan Trust
0.571% due 01/25/2034		40	38

Total Asset-Backed Securities (Cost $28,620)			26,921

FOREIGN CURRENCY-DENOMINATED ISSUES 4.1%
American International Group, Inc.
0.883% due 04/26/2011	EUR	100	133
5.750% due 03/15/2067	GBP	9,000	7,850
8.625% due 05/22/2068		1,200	1,240
Barclays Bank PLC
14.000% due 11/29/2049		200	415
Great Hall Mortgages PLC
0.865% due 06/18/2038	EUR	929	1,021
JLOC Ltd.
0.575% due 02/16/2016	JPY	6,646	50
RMAC Securities PLC
0.756% due 06/12/2044	GBP	3,114	4,075
SLM Corp.
0.964% due 11/15/2011	EUR	1,000	1,247
Superannuation Members Home Loan Programme
5.198% due 11/07/2040	AUD	2,000	1,806

Total Foreign Currency-Denominated Issues (Cost $12,635)			17,837

	SHARES
COMMON STOCKS 0.1%
CIT Group, Inc.		20,752	573
SemGroup Corp. (c)		647	17
SemGroup Corp. Warrants		681	3

Total Common Stocks (Cost $552)			593

CONVERTIBLE PREFERRED SECURITIES 0.3%
Bank of America Corp.
7.250% due 12/31/2049		800	703
Citigroup, Inc.
7.500% due 12/15/2012		2,000	209
Wells Fargo & Co.
7.500% due 12/31/2049		300	275

Total Convertible Preferred Securities (Cost $1,142)			1,187

PREFERRED STOCKS 0.2%
SLM Corp.
0.760% due 01/16/2018		51,000	740

Total Preferred Stocks (Cost $574)			740

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.6%
REPURCHASE AGREEMENTS 0.1%
Credit Suisse Securities (USA) LLC
0.000% due 01/04/2010		$500	500
(Dated 12/31/2009. Collateralized by U.S. Cash Management Bills 0.348% due 06/10/2010 valued at $513. Repurchase proceeds are $500.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		130	130
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $135. Repurchase proceeds are $130.)

			630

U.S. TREASURY BILLS 1.9%
0.205% due 03/11/2010 - 03/25/2010 (d)(f)(h)		8,064	8,064

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 3.6%
		1,530,867	15,327

Total Short-Term Instruments (Cost $24,020)			24,021

			MARKET VALUE (000s)
Total Investments 138.1% (Cost $582,819)			$594,477
Written Options (j) (0.2%) (Premiums $546)			(739)
Other Assets and Liabilities (Net) (37.9%)			(163,316)

Net Assets 100.0%			$430,422

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Non-income producing security.

(d) Coupon represents a weighted average rate.

(e) Affiliated to the Fund.

(f) Securities with an aggregate market value of $17,360 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $75,536 at a weighted average interest rate of 0.294%. On December 31, 2009, securities valued at $72,254 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $64 and cash of $443 have been pledged as collateral for open futures contracts on December 31, 2009.

(i) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
FBG Finance Ltd.	BCLY	(1.600%)	06/20/2015	0.520%	$2,000	$(111)	$0	$(111)
JPMorgan Chase & Co.	CITI	(4.050%)	09/20/2012	0.319%	137	(14)	0	(14)
JPMorgan Chase & Co.	GSC	(3.000%)	12/20/2017	0.497%	1,000	(176)	0	(176)
PMI Group, Inc.	CITI	(5.000%)	09/20/2016	14.116%	500	146	153	(7)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	06/20/2012	0.914%	25	0	0	0

						$(155)	$153	$(308)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	MLP	4.100%	12/20/2013	0.786%	$2,000	$254	$0	$254
American International Group, Inc.	DUB	2.100%	03/20/2013	5.684%	3,000	(299)	0	(299)
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.255%	50	1	(5)	6
El Paso Corp.	GSC	5.000%	09/20/2014	3.486%	200	13	(19)	32
General Electric Capital Corp.	DUB	4.820%	12/20/2013	1.590%	2,000	243	0	243
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.080%	50	6	(5)	11
RRI Energy, Inc.	GSC	5.000%	09/20/2014	5.482%	300	(4)	(55)	51
SLM Corp.	BOA	5.000%	12/20/2011	4.205%	300	5	(24)	29
SLM Corp.	GSC	5.000%	06/20/2010	3.511%	200	2	(12)	14
SLM Corp.	MLP	5.000%	12/20/2013	4.981%	2,000	5	(245)	250

						$226	$(365)	$591

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$3,565	$(3,173)	$(1,551)	$(1,622)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	1,879	(1,675)	(789)	(886)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	9,736	(9,332)	(7,740)	(1,592)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	2,655	(2,545)	(1,620)	(925)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	2,834	(2,690)	(1,757)	(933)
ABX.HE AAA 06-1 Index	BCLY	0.180%	07/25/2045	4,357	(815)	(899)	84
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	2,091	(392)	(309)	(83)
ABX.HE AAA 06-1 Index	GSC	0.180%	07/25/2045	4,357	(814)	(871)	57
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	4,357	(814)	(904)	90
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	1,000	13	(24)	37
CDX.EM-10 Index	JPM	3.350%	12/20/2013	7,000	89	(1,120)	1,209
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	48	1	0	1
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	1,926	14	0	14
CDX.HY-9 5-Year Index 35-100%	MLP	1.442%	12/20/2012	9,627	152	0	152
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	93	0	93

					$(21,888)	$(17,584)	$(4,304)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB	$65,600	$2,958	$3,280	$(322)

(j) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$119.000	01/22/2010	149	$25	$4
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	61	11	2
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	149	69	185
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	61	33	65

				$138	$256

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$2,500	$22	$1
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	2,500	14	41
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	9	2
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	8,700	16	9
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	8,700	69	95
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	10	2
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,600	20	3
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,800	23	53
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	2,300	16	38
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.500%	02/17/2010	1,300	7	19
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	10	2
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	8,400	91	15
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	10,700	101	203

							$408	$483

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,000	01/2010	RBS	$59	$0	$59
Sell	EUR	762	01/2010	CITI	2	0	2
Sell		814	01/2010	UBS	15	0	15
Sell		45	02/2010	RBS	2	0	2
Sell	GBP	5,140	01/2010	CITI	138	(49)	89
Buy		500	01/2010	JPM	0	(8)	(8)
Sell		491	01/2010	RBS	4	0	4
Sell	JPY	10,000	01/2010	BNP	4	0	4

					$224	$(57)	$167

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$94,536	$1,806	$96,342
U.S. Government Agencies	0	331,625	3,800	335,425
Mortgage-Backed Securities	0	83,862	0	83,862
Asset-Backed Securities	0	15,179	11,742	26,921
Short-Term Instruments	15,327	8,694	0	24,021
Other Investments+++	2,500	23,530	1,876	27,906

Investments, at value	$17,827	$557,426	$19,224	$594,477
Financial Derivative Instruments++++	$0	$(4,915)	$0	$(4,915)

Total	$17,827	$552,511	$19,224	$589,562

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$1,812	$2	$0	$(8)	$0	$1,806	$(8)
U.S. Government Agencies	0	0	4	0	193	3,603	3,800	193
Asset-Backed Securities	59	11,522	53	17	129	(38)	11,742	130
Other Investments+++	0	1,875	0	1	(69)	69	1,876	(69)

Investments, at value	$59	$15,209	$59	$18	$245	$3,634	$19,224	$246

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (Unhedged)

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 26.4%
BANKING & FINANCE 19.2%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$100	$107
American Express Co.
7.000% due 03/19/2018		100	110
American Express Credit Corp.
5.875% due 05/02/2013		100	107
American Express Travel Related Services Co., Inc.
0.435% due 06/01/2011		400	393
5.250% due 11/21/2011		100	105
American General Finance Corp.
6.900% due 12/15/2017		200	139
American International Group, Inc.
5.850% due 01/16/2018		300	247
ANZ National International Ltd.
6.200% due 07/19/2013		100	108
Bank of America Corp.
5.750% due 12/01/2017		200	205
Barclays Bank PLC
6.050% due 12/04/2017		100	102
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	71
CIT Group, Inc.
7.000% due 05/01/2013		11	10
7.000% due 05/01/2014		16	15
7.000% due 05/01/2015		116	104
7.000% due 05/01/2016		27	24
7.000% due 05/01/2017		37	33
Citigroup Capital XXI
8.300% due 12/21/2077		900	871
Citigroup, Inc.
0.421% due 05/18/2010		230	230
5.625% due 08/27/2012		100	103
6.000% due 08/15/2017		200	200
8.500% due 05/22/2019		100	116
Countrywide Financial Corp.
5.800% due 06/07/2012		200	212
Credit Agricole S.A.
0.304% due 05/28/2010		100	100
Deutsche Bank AG
0.572% due 02/17/2015		200	189
Dexia Credit Local
0.899% due 09/23/2011		200	202
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		500	505
GMAC LLC
6.875% due 08/28/2012		200	196
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		1,200	1,237
HSBC Holdings PLC
6.500% due 05/02/2036		200	210
ICICI Bank Ltd.
0.824% due 01/12/2010		100	99
International Lease Finance Corp.
5.400% due 02/15/2012		1,200	1,044
JPMorgan Chase & Co.
6.000% due 01/15/2018		100	108
JPMorgan Chase Capital XXI
1.231% due 01/15/2087		300	207
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		100	20
5.625% due 01/24/2013 (a)		500	105
Lloyds TSB Bank PLC
12.000% due 12/29/2049		300	295
Merrill Lynch & Co., Inc.
0.498% due 02/05/2010		200	200
6.875% due 04/25/2018		400	432
Metropolitan Life Global Funding I
0.312% due 05/17/2010		200	200
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	103
Northern Rock PLC
5.625% due 06/22/2017		500	470
Pricoa Global Funding I
0.381% due 01/30/2012		100	97
0.451% due 09/27/2013		100	94
1.055% due 06/04/2010		400	400
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	100
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		800	812
6.990% due 10/29/2049		200	111
SLM Corp.
0.442% due 07/26/2010		300	294
0.582% due 01/27/2014		100	77
UBS AG
5.875% due 12/20/2017		100	103
Wells Fargo & Co.
7.980% due 03/29/2049		700	705

			12,327

INDUSTRIALS 4.9%
Amgen, Inc.
6.900% due 06/01/2038		400	467
AstraZeneca PLC
5.900% due 09/15/2017		100	111
Dell, Inc.
4.700% due 04/15/2013		200	211
Dow Chemical Co.
4.850% due 08/15/2012		300	316
General Mills, Inc.
0.413% due 01/22/2010		100	100
International Business Machines Corp.
5.700% due 09/14/2017		400	438
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		300	318
Kraft Foods, Inc.
6.125% due 02/01/2018		100	105
Oracle Corp.
4.950% due 04/15/2013		300	322
5.750% due 04/15/2018		200	217
Philip Morris International, Inc.
6.375% due 05/16/2038		100	109
Rohm and Haas Co.
6.000% due 09/15/2017		100	103
Union Pacific Corp.
5.700% due 08/15/2018		200	210
UnitedHealth Group, Inc.
4.875% due 02/15/2013		100	105

			3,132

UTILITIES 2.3%
AT&T, Inc.
6.300% due 01/15/2038		200	204
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		400	435
Enel Finance International S.A.
6.800% due 09/15/2037		300	333
NGPL PipeCo. LLC
6.514% due 12/15/2012		100	109
Verizon Communications, Inc.
5.250% due 04/15/2013		100	108
Verizon Wireless Capital LLC
5.250% due 02/01/2012		300	318

			1,507

Total Corporate Bonds & Notes (Cost $15,974)			16,966

MUNICIPAL BONDS & NOTES 2.1%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		100	102
7.500% due 04/01/2034		100	97
7.550% due 04/01/2039		100	97
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		200	212
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041		100	97
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037		300	301
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039		100	103
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031		200	200
Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020		200	128

Total Municipal Bonds & Notes (Cost $1,315)			1,337

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
5.000% due 02/25/2017 - 01/01/2040		1,013	1,039
5.500% due 02/01/2018 - 10/01/2036		1,821	1,919
6.500% due 10/01/2035 - 01/01/2040		1,316	1,410
Freddie Mac
4.250% due 09/15/2024		40	40
5.500% due 07/01/2037 - 07/01/2038		2,319	2,432
Ginnie Mae
6.000% due 08/15/2037		783	829
Small Business Administration
4.430% due 05/01/2029		291	297
5.290% due 12/01/2027		83	89
5.490% due 03/01/2028		630	669
6.220% due 12/01/2028		94	102

Total U.S. Government Agencies (Cost $8,455)			8,826

U.S. TREASURY OBLIGATIONS 13.2%
U.S. Treasury Bonds
3.500% due 02/15/2039 (d)		1,700	1,393
4.375% due 11/15/2039		100	96
4.500% due 05/15/2038		400	392
4.750% due 02/15/2037		200	204
5.375% due 02/15/2031		300	332
U.S. Treasury Notes
1.000% due 08/31/2011		5,100	5,104
2.625% due 12/31/2014		400	399
2.750% due 11/30/2016		600	578

Total U.S. Treasury Obligations (Cost $8,696)			8,498

MORTGAGE-BACKED SECURITIES 5.8%
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		600	503
Bear Stearns Alt-A Trust
0.391% due 02/25/2034		228	153
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		42	40
Countrywide Alternative Loan Trust
0.391% due 02/25/2047		193	95
1.544% due 02/25/2036		118	62
Countrywide Home Loan Mortgage Pass-Through Trust
3.510% due 11/25/2034		86	70
3.701% due 02/20/2035		147	120
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047		29	28
Greenpoint Mortgage Funding Trust
0.311% due 01/25/2047		42	37
GS Mortgage Securities Corp. II
0.325% due 03/06/2020		122	116
GSR Mortgage Loan Trust
5.234% due 11/25/2035		70	58
6.000% due 03/25/2037		63	53
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		600	522
5.420% due 01/15/2049		300	254
JPMorgan Mortgage Trust
5.022% due 02/25/2035		43	40
5.750% due 01/25/2036		59	49
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		61	57
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		29	20
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		53	33
Morgan Stanley Capital I
0.294% due 10/15/2020		34	30
5.809% due 12/12/2049		500	427
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		92	61
Residential Accredit Loans, Inc.
1.904% due 09/25/2045		205	101
Structured Asset Mortgage Investments, Inc.
0.361% due 03/25/2037		113	52
0.483% due 07/19/2035		49	40
TBW Mortgage-Backed Pass-Through Certificates
0.341% due 01/25/2037		92	81
Wachovia Bank Commercial Mortgage Trust
0.313% due 06/15/2020		150	125
WaMu Mortgage Pass-Through Certificates
0.871% due 12/25/2027		194	147
1.274% due 01/25/2047		69	42
1.544% due 02/25/2046		399	227
Wells Fargo Mortgage-Backed Securities Trust
4.957% due 01/25/2035		84	77

Total Mortgage-Backed Securities (Cost $4,636)			3,720

ASSET-BACKED SECURITIES 2.6%
Asset-Backed Funding Certificates
0.291% due 01/25/2037		15	14
Asset-Backed Securities Corp. Home Equity
0.281% due 12/25/2036		180	170
Bear Stearns Asset-Backed Securities Trust
0.321% due 06/25/2047		36	32
BNC Mortgage Loan Trust
0.331% due 05/25/2037		97	81
Citigroup Mortgage Loan Trust, Inc.
0.341% due 08/25/2036		203	164
Countrywide Asset-Backed Certificates
0.281% due 07/25/2037		183	172
0.281% due 06/25/2047		126	121
0.301% due 06/25/2047		22	21
0.311% due 06/25/2037		112	108
0.311% due 10/25/2047		97	88
Credit-Based Asset Servicing & Securitization LLC
0.321% due 12/25/2037		18	18
First Franklin Mortgage Loan Asset-Backed Certificates
0.271% due 01/25/2038		19	18
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		100	100
GSAMP Trust
0.301% due 12/25/2036		92	58
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036		103	94
MASTR Asset-Backed Securities Trust
0.281% due 01/25/2037		45	15
0.291% due 11/25/2036		37	37
Morgan Stanley ABS Capital I
0.271% due 01/25/2037		21	20
0.281% due 11/25/2036		33	32
Residential Asset Securities Corp.
0.301% due 02/25/2037		61	58
Securitized Asset-Backed Receivables LLC Trust
0.271% due 01/25/2037		129	119
Soundview Home Equity Loan Trust
0.311% due 06/25/2037		74	60
Specialty Underwriting & Residential Finance
0.291% due 01/25/2038		64	47

Total Asset-Backed Securities (Cost $1,849)			1,647

SOVEREIGN ISSUES 0.8%
Korea Development Bank
0.424% due 04/06/2010		500	497

Total Sovereign Issues (Cost $500)			497

FOREIGN CURRENCY-DENOMINATED ISSUES 2.0%
American International Group, Inc.
4.000% due 09/20/2011	EUR	100	135
Bear Stearns Cos. LLC
1.030% due 07/27/2012	EUR	100	141
General Electric Capital Corp.
0.600% due 03/03/2010	CHF	600	580
KeyBank N.A.
0.840% due 11/21/2011	EUR	100	122
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	100	98
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	200	250

Total Foreign Currency-Denominated Issues (Cost $1,096)			1,326

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,000	41

Total Convertible Preferred Securities (Cost $25)			41

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 32.7%
REPURCHASE AGREEMENTS 6.6%
JPMorgan Chase Bank N.A.
0.000% due 01/04/2010		$4,100	4,100
(Dated 12/31/2009. Collateralized by Freddie Mac 7.000% due 03/15/2010 valued at $4,183. Repurchase proceeds are $4,100.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		128	128
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $135. Repurchase proceeds are $128.)

			4,228

U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (d)		14	14

U.S. TREASURY BILLS 0.6%
0.141% due 03/25/2010		380	380

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 25.5%
		1,640,618	16,426

Total Short-Term Instruments (Cost $21,051)			21,048

Total Investments 99.4% (Cost $63,597)			$63,906
Written Options (f) (0.1%) (Premiums $62)			(49)
Other Assets and Liabilities (Net) 0.7%			449

Net Assets 100.0%			$64,306

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Affiliated to the Fund.

(c) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $6,581 at a weighted average interest rate of 0.164%. On December 31, 2009, there were no open reverse repurchase agreements.

(d) Securities with an aggregate market value of $207 and cash of $70 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	1	$1
90-Day Eurodollar December Futures	Long	12/2010	13	16
90-Day Eurodollar June Futures	Long	06/2010	54	90
90-Day Eurodollar March Futures	Long	03/2010	66	196
90-Day Eurodollar September Futures	Long	09/2010	2	9
Euro-Bobl March Futures	Long	03/2010	8	(10)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	4	(11)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	13	(14)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	13	(46)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	2	2

				$234

(e) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.257%	$600	$(4)	$0	$(4)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.542%	500	(13)	0	(13)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	1.446%	100	(1)	0	(1)
International Lease Finance Corp.	UBS	5.000%	06/20/2010	7.187%	300	(2)	(3)	1
Procter & Gamble Co.	CSFB	1.000%	06/20/2014	0.313%	700	20	6	14
SLM Corp.	BOA	5.000%	12/20/2010	3.754%	100	2	(10)	12
SLM Corp.	UBS	5.000%	03/20/2010	3.510%	100	1	(4)	5
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.765%	100	1	1	0

						$4	$(10)	$14

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	386	$7	$0	$7
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	$96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	193	3	0	3

					$11	$0	$11

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL- CDI	11.360%	01/04/2010	BCLY	BRL	300	$1	$0	$1
Pay	1-Year BRL- CDI	11.430%	01/04/2010	MLP		200	1	0	1
Pay	1-Year BRL- CDI	11.465%	01/04/2010	GSC		100	0	0	0
Pay	1-Year BRL- CDI	12.410%	01/04/2010	UBS		200	3	0	3
Pay	1-Year BRL- CDI	12.670%	01/04/2010	MSC		200	3	0	3
Pay	1-Year BRL- CDI	12.948%	01/04/2010	MLP		100	2	0	2
Pay	1-Year BRL- CDI	10.575%	01/02/2012	UBS		400	(7)	(7)	0
Pay	1-Year BRL- CDI	10.835%	01/02/2012	GSC		700	(2)	1	(3)
Pay	1-Year BRL- CDI	11.980%	01/02/2012	MLP		300	3	0	3
Pay	1-Year BRL- CDI	12.540%	01/02/2012	MLP		400	7	(3)	10
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	100	(1)	0	(1)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		1,300	(7)	1	(8)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$500	12	10	2
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		2,400	57	50	7
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	CITI		900	49	58	(9)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	800	5	0	5
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	100	14	(2)	16
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		1,400	(9)	5	(14)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		300	(2)	1	(3)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		400	(2)	1	(3)

							$127	$115	$12

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	596,813	1-Month USD-LIBOR plus 2.500%	$33,075	12/30/2009	CSFB	$432
Receive	iShares MSCI EAFE Index	465,675	3-Month USD-LIBOR less 0.115%	25,487	03/31/2010	MLP	471
Receive	iShares MSCI EAFE Index	111,150	1-Month USD-LIBOR plus 0.210%	6,154	04/15/2010	MLP	46
Receive	iShares MSCI EAFE Index	596,813	3-Month USD-LIBOR plus 0.105%	33,186	06/30/2010	MLP	(234)

							$715

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$120.000	02/19/2010	7	$4	$0
Call - CBOT U.S. Treasury 10-Year Note March Futures	121.000	02/19/2010	5	2	0
Call - CME S&P 500 Index January Futures	1,140.000	01/15/2010	3	5	3
Put - CBOT U.S. Treasury 10-Year Note March Futures	116.000	02/19/2010	4	3	6
Put - CME S&P 500 Index January Futures	1,050.000	01/15/2010	3	7	3

				$21	$12

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$100	$0	$0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	100	1	2
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	100	0	0
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	100	1	2
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	200	2	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	200	2	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	4,500	31	25
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	100	0	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	100	1	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	3	2

							$41	$37

(g) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	146	01/2010	RBS	$0	$(4)	$(4)
Sell		3	01/2010	RBS	0	0	0
Buy	BRL	708	02/2010	DUB	37	0	37
Buy		460	02/2010	HSBC	13	0	13
Buy		16	02/2010	RBC	0	0	0
Buy	CAD	65	01/2010	JPM	1	0	1
Sell	CNY	41	03/2010	BCLY	0	0	0
Sell		68	03/2010	CITI	0	0	0
Sell		168	03/2010	DUB	0	0	0
Buy		345	03/2010	JPM	0	(1)	(1)
Sell		68	03/2010	MSC	0	0	0
Buy		122	08/2010	HSBC	0	0	0
Buy		5,094	08/2010	JPM	0	(1)	(1)
Buy		231	08/2010	MSC	0	0	0
Buy		40	11/2010	BCLY	0	0	0
Buy		66	11/2010	CITI	0	0	0
Buy		165	11/2010	DUB	0	0	0
Buy		66	11/2010	MSC	0	0	0
Buy	EUR	236	01/2010	HSBC	0	(18)	(18)
Sell		132	01/2010	UBS	2	0	2
Sell		452	02/2010	RBS	23	0	23
Sell	GBP	94	01/2010	CITI	5	0	5
Buy		28	01/2010	GSC	1	0	1
Buy	IDR	1,182,775	01/2010	BCLY	5	0	5
Buy		101,700	10/2010	BOA	0	0	0
Buy		504,495	10/2010	CITI	1	0	1
Buy		101,700	10/2010	RBS	0	0	0
Buy		99,333	10/2010	UBS	0	0	0
Buy	JPY	29,603	01/2010	DUB	0	(12)	(12)
Buy	KRW	74,157	02/2010	CITI	1	0	1
Buy		23,532	02/2010	DUB	0	0	0
Buy		11,762	02/2010	MSC	0	0	0
Buy		47,052	02/2010	UBS	0	0	0
Buy		21,000	07/2010	BCLY	0	0	0
Buy		41,954	07/2010	DUB	1	0	1
Buy		34,862	07/2010	MSC	0	0	0
Buy		83,446	08/2010	MSC	0	0	0
Buy		37,527	11/2010	BCLY	0	0	0
Buy		20,513	11/2010	CITI	0	0	0
Buy	MXN	3,258	04/2010	JPM	2	0	2
Buy	MYR	26	02/2010	BCLY	0	0	0
Buy		38	02/2010	DUB	0	0	0
Buy		104	02/2010	HSBC	0	0	0
Buy		12	02/2010	JPM	0	0	0
Buy		70	06/2010	BCLY	0	0	0
Buy		70	06/2010	DUB	0	0	0
Buy		8	06/2010	MSC	0	0	0
Buy	SGD	36	02/2010	JPM	0	(1)	(1)
Buy		50	03/2010	BCLY	0	(1)	(1)
Buy		38	03/2010	MSC	0	0	0
Buy		21	03/2010	RBS	0	0	0
Buy		61	06/2010	CITI	0	(1)	(1)
Buy	TWD	191	06/2010	BOA	0	0	0
Buy		224	06/2010	DUB	0	0	0
Buy		247	06/2010	MSC	0	0	0
Buy		31	10/2010	BCLY	0	0	0
Buy		92	10/2010	CITI	0	0	0

					$92	$(39)	$53

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$16,671	$295	$16,966
U.S. Government Agencies	0	8,826	0	8,826
U.S. Treasury Obligations	0	8,498	0	8,498
Mortgage-Backed Securities	0	3,720	0	3,720
Short-Term Instruments	16,426	4,622	0	21,048
Other Investments+++	0	4,848	0	4,848

Investments, at value	$16,426	$47,185	$295	$63,906
Financial Derivative Instruments++++	$228	$762	$0	$990

Total	$16,654	$47,947	$295	$64,896

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$300	$0	$0	$(5)	$0	$295	$(5)
Financial Derivative Instruments++++	$9	$0	$0	$0	$1	$(10)	$0	$0

Total	$9	$300	$0	$0	$(4)	$(10)	$295	$(5)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

Schedule of Investments

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.0%
Daimler Finance North America LLC
4.240% due 08/03/2012		$1,955	$1,911
Georgia-Pacific Corp.
2.231% due 12/20/2012		389	376
2.251% due 12/20/2012		66	64

Total Bank Loan Obligations (Cost $2,346)			2,351

CORPORATE BONDS & NOTES 21.8%
BANKING & FINANCE 16.0%
American Express Co.
6.150% due 08/28/2017		1,200	1,256
American Express Credit Corp.
1.631% due 05/27/2010		1,600	1,607
American International Group, Inc.
4.950% due 03/20/2012		700	686
5.850% due 01/16/2018		3,000	2,465
8.250% due 08/15/2018		5,900	5,547
Bank of America Corp.
5.650% due 05/01/2018		400	407
Barclays Bank PLC
6.050% due 12/04/2017		1,600	1,631
7.434% due 09/29/2049		600	555
10.179% due 06/12/2021		1,040	1,345
Capital One Financial Corp.
6.750% due 09/15/2017		1,600	1,724
General Electric Capital Corp.
6.375% due 11/15/2067		200	175
Goldman Sachs Group, Inc.
0.701% due 03/22/2016		400	369
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)		1,800	1
6.875% due 05/02/2018 (a)		200	42
Lloyds TSB Bank PLC
12.000% due 12/29/2049		2,400	2,357
Merrill Lynch & Co., Inc.
0.482% due 07/25/2011		700	689
0.498% due 02/05/2010		1,700	1,701
0.744% due 01/15/2015		5,000	4,589
6.050% due 08/15/2012		400	429
6.875% due 04/25/2018		1,300	1,403
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	211
Royal Bank of Scotland Group PLC
7.640% due 03/29/2049		1,900	1,027
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		1,100	990
UBS AG
1.173% due 06/19/2010		2,000	1,986
5.875% due 12/20/2017		2,600	2,676
Wachovia Mortgage FSB
0.351% due 03/22/2011		1,100	1,097

			36,965

INDUSTRIALS 4.4%
Altria Group, Inc.
9.250% due 08/06/2019		1,800	2,197
Gaz Capital S.A.
8.146% due 04/11/2018		700	741
Goodrich Corp.
6.290% due 07/01/2016		2,100	2,256
Loews Corp.
5.250% due 03/15/2016		2,800	2,847
Nabors Industries, Inc.
6.150% due 02/15/2018		2,000	2,082

			10,123

UTILITIES 1.4%
Embarq Corp.
6.738% due 06/01/2013		2,000	2,175
Sprint Capital Corp.
7.625% due 01/30/2011		1,100	1,132

			3,307

Total Corporate Bonds & Notes (Cost $51,600)			50,395

MUNICIPAL BONDS & NOTES 0.4%
California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032		100	98
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		700	527
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		200	200

Total Municipal Bonds & Notes (Cost $971)			825

U.S. GOVERNMENT AGENCIES 29.8%
Fannie Mae
0.351% due 03/25/2034		21	19
0.361% due 03/25/2036		1,810	1,531
0.481% due 06/25/2044		16	15
0.581% due 09/25/2042		496	484
1.625% due 11/25/2023		175	173
1.750% due 04/25/2024		146	147
2.314% due 08/01/2035		572	581
2.567% due 09/01/2035		816	845
2.675% due 10/01/2035		441	448
2.761% due 07/01/2032		25	25
2.998% due 11/01/2034		587	606
3.063% due 10/01/2035		426	438
3.254% due 10/01/2035		415	425
3.297% due 09/01/2031		2	2
3.544% due 08/01/2036		746	772
3.721% due 03/01/2036		1,700	1,765
3.785% due 08/01/2010		352	353
4.000% due 01/01/2040		5,000	4,828
4.041% due 07/01/2035		1,024	1,057
4.340% due 02/01/2035		271	279
4.500% due 06/01/2010 - 12/01/2039		2,885	2,909
4.844% due 02/01/2034		434	446
5.000% due 11/01/2033 - 03/01/2040		17,911	18,396
5.500% due 02/01/2024 - 12/01/2038		20,971	22,035
6.000% due 09/01/2017 - 09/01/2037		1,479	1,569
6.500% due 11/01/2036		2,001	2,148
7.500% due 12/01/2014		78	81
Freddie Mac
0.433% due 10/15/2020		495	490
1.832% due 10/25/2044		152	145
2.032% due 07/25/2044		733	699
5.000% due 01/01/2037		329	338
5.282% due 09/01/2035		171	178
5.500% due 03/15/2017 - 08/15/2030		123	127
Ginnie Mae
0.632% due 03/16/2032		30	30
4.125% due 11/20/2024		80	82
5.500% due 09/15/2035		175	184
6.000% due 05/15/2038 - 10/15/2038		874	925
6.500% due 04/15/2031 - 11/15/2038		1,029	1,100
Small Business Administration
5.680% due 06/01/2028		2,176	2,347

Total U.S. Government Agencies (Cost $67,055)			69,022

U.S. TREASURY OBLIGATIONS 30.5%
U.S. Treasury Bonds
4.250% due 05/15/2039 (d)		5,100	4,786
4.375% due 02/15/2038		400	384
4.500% due 08/15/2039		2,200	2,151
5.500% due 08/15/2028		500	557
7.250% due 08/15/2022		1,000	1,296
7.500% due 11/15/2024		1,000	1,337
7.625% due 11/15/2022		200	267
7.875% due 02/15/2021		5,700	7,663
8.000% due 11/15/2021		400	545
8.125% due 05/15/2021		2,400	3,284
U.S. Treasury Notes
1.000% due 07/31/2011 (g)		372	373
2.375% due 09/30/2014 (g)		12,300	12,200
2.750% due 11/30/2016		7,400	7,126
3.000% due 08/31/2016		2,000	1,968
3.125% due 10/31/2016		5,200	5,136
3.250% due 07/31/2016		16,900	16,936
3.500% due 02/15/2018		4,200	4,167
3.875% due 05/15/2018		400	406

Total U.S. Treasury Obligations (Cost $72,250)			70,582

MORTGAGE-BACKED SECURITIES 11.4%
American Home Mortgage Assets
0.421% due 05/25/2046		1,895	989
0.441% due 10/25/2046		708	360
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		690	610
Banc of America Funding Corp.
6.086% due 01/20/2047		143	101
Banc of America Mortgage Securities, Inc.
0.681% due 01/25/2034		74	69
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		407	359
5.436% due 05/25/2047		1,920	1,360
Bear Stearns Alt-A Trust
5.261% due 08/25/2036		900	271
5.310% due 05/25/2035		365	253
5.378% due 09/25/2035		442	296
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		433	268
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		274	245
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		487	434
4.700% due 12/25/2035		1,137	1,013
5.978% due 09/25/2037		1,857	1,302
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		950	907
5.886% due 11/15/2044		500	449
Countrywide Alternative Loan Trust
0.428% due 12/20/2046		1,954	958
0.443% due 03/20/2046		1,389	681
0.443% due 07/20/2046		1,931	842
5.153% due 06/25/2037		2,439	1,298
Countrywide Home Loan Mortgage Pass-Through Trust
0.521% due 04/25/2035		279	157
0.551% due 03/25/2035		212	129
CS First Boston Mortgage Securities Corp.
3.340% due 06/25/2033		208	176
Downey Savings & Loan Association Mortgage Loan Trust
0.493% due 08/19/2045		1,078	571
2.675% due 07/19/2044		94	62
First Horizon Alternative Mortgage Securities
3.143% due 03/25/2035		205	136
First Horizon Asset Securities, Inc.
5.377% due 08/25/2035		88	76
First Republic Mortgage Loan Trust
0.583% due 11/15/2031		98	83
Greenpoint Mortgage Funding Trust
0.411% due 01/25/2037		1,644	819
GSR Mortgage Loan Trust
3.336% due 09/25/2035		356	309
GSRPM Mortgage Loan Trust
0.931% due 01/25/2032		10	9
Harborview Mortgage Loan Trust
0.473% due 03/19/2036		1,208	655
Homebanc Mortgage Trust
5.858% due 04/25/2037		900	452
Indymac Index Mortgage Loan Trust
0.531% due 06/25/2037		621	236
2.965% due 12/25/2034		57	40
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		210	183
JPMorgan Mortgage Trust
5.022% due 02/25/2035		302	278
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		229	157
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		53	38
1.231% due 10/25/2035		75	62
Morgan Stanley Capital I
0.294% due 10/15/2020		998	883
5.880% due 06/11/2049		100	89
Residential Accredit Loans, Inc.
0.441% due 04/25/2046		1,645	612
0.631% due 03/25/2033		112	95
Residential Asset Securitization Trust
0.581% due 10/25/2018		1,440	1,300
0.631% due 05/25/2033		141	123
Structured Adjustable Rate Mortgage Loan Trust
1.881% due 01/25/2035		279	132
Structured Asset Mortgage Investments, Inc.
0.483% due 07/19/2035		314	247
0.511% due 02/25/2036		721	392
WaMu Mortgage Pass-Through Certificates
0.541% due 01/25/2045		193	147
0.551% due 01/25/2045		190	133
1.332% due 03/25/2047		994	540
5.387% due 02/25/2037		262	185
Wells Fargo Mortgage-Backed Securities Trust
3.108% due 12/25/2034		422	386
3.239% due 05/25/2035		208	175
3.418% due 07/25/2035		1,107	1,075
4.500% due 11/25/2018		798	797
5.240% due 04/25/2036		1,450	1,282

Total Mortgage-Backed Securities (Cost $33,401)			26,286

ASSET-BACKED SECURITIES 2.1%
Access Group, Inc.
1.582% due 10/27/2025		2,277	2,344
Aurum CLO 2002-1 Ltd.
0.714% due 04/15/2014		1,052	1,011
Bear Stearns Asset-Backed Securities Trust
4.463% due 10/25/2036		1,507	1,040
GE-WMC Mortgage Securities LLC
0.271% due 08/25/2036		18	6
GSAMP Trust
0.321% due 11/25/2035		93	10
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		186	144
Structured Asset Securities Corp.
4.900% due 04/25/2035		603	401

Total Asset-Backed Securities (Cost $5,708)			4,956

SOVEREIGN ISSUES 0.5%
Qatar Government International Bond
4.000% due 01/20/2015		1,200	1,209

Total Sovereign Issues (Cost $1,199)			1,209

FOREIGN CURRENCY-DENOMINATED ISSUES 6.8%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	808
Fortis Bank Nederland NV
1.246% due 06/10/2011	EUR	500	719
France Government Bond
3.750% due 10/25/2019		3,100	4,483
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	2,399
Lloyds TSB Bank PLC
0.867% due 06/09/2011	EUR	300	432
Republic of Germany
3.750% due 01/04/2019		2,700	4,003
SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	1,600	2,920

Total Foreign Currency-Denominated Issues (Cost $16,652)			15,764

	SHARES
PREFERRED STOCKS 0.0%
Fannie Mae
8.250% due 12/31/2049		13,000	14

Total Preferred Stocks (Cost $325)			14

EXCHANGE-TRADED FUNDS 4.1%
iShares MSCI EAFE Index Fund		172,236	9,525

Total Exchange-Traded Funds (Cost $10,076)			9,525

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.6%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010		$344	344

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 04/15/2010 valued at $355. Repurchase proceeds are $344.)
U.S. CASH MANAGEMENT BILLS 0.1%
0.136% due 04/01/2010 (e)		270	270

U.S. TREASURY BILLS 0.8%
0.156% due 02/25/2010 - 03/25/2010 (b)(d)(e)		1,850	1,849

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 9.6%
		2,215,899	22,186

Total Short-Term Instruments (Cost $24,651)			24,649

Total Investments 119.0% (Cost $286,234)			$275,578
Written Options (i) (0.3%) (Premiums $803)			(730)
Other Assets and Liabilities (Net) (18.7%)			(43,302)

Net Assets 100.0%			$231,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $1,777 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) Securities with an aggregate market value of $530 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $165,653 at a weighted average interest rate of 0.375%. On December 31, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $576 and cash of $259 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	125	$150
90-Day Eurodollar March Futures	Long	03/2010	71	547
Euro-Bobl March Futures	Long	03/2010	8	(10)
U.S. Treasury 5-Year Note March Futures	Long	03/2010	166	(446)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	15	34

				$275

(h) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Capital One Financial Corp.	DUB	(1.000%)	09/20/2017	1.049%		$1,600	$5	$25	$(20)
Embarq Corp.	BCLY	(1.000%)	06/20/2013	0.496%		300	(5)	(5)	0
Embarq Corp.	BOA	(1.370%)	03/20/2014	0.565%		100	(3)	0	(3)
Embarq Corp.	DUB	(1.250%)	03/20/2014	0.565%		300	(9)	0	(9)
Embarq Corp.	DUB	(1.270%)	03/20/2014	0.565%		600	(17)	0	(17)
Embarq Corp.	DUB	(1.425%)	03/20/2014	0.565%		500	(18)	0	(18)
Embarq Corp.	MSC	(1.300%)	03/20/2014	0.565%		200	(6)	0	(6)
Goodrich Corp.	DUB	(0.510%)	09/20/2016	0.404%		2,100	(14)	0	(14)
JPMorgan Chase & Co.	DUB	(2.750%)	03/20/2014	0.701%		1,000	(84)	0	(84)
Loews Corp.	JPM	(0.280%)	03/20/2016	0.679%		2,300	52	0	52
Nabors Industries, Inc.	CITI	(1.050%)	03/20/2018	0.949%		2,000	(15)	0	(15)
UBS AG	BCLY	(1.900%)	12/20/2013	0.685%	EUR	900	(61)	0	(61)
UBS AG	BCLY	(2.200%)	03/20/2014	0.707%		1,000	(87)	0	(87)
UBS AG	DUB	(2.200%)	03/20/2014	0.707%		600	(52)	0	(52)

							$(314)	$20	$(334)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
General Electric Capital Corp.	DUB	5.000%	06/20/2010	0.679%	$2,800	$63	$(98)	$161
Russia Government International Bond	CITI	1.000%	12/20/2010	0.833%	900	1	0	1
Russia Government International Bond	GSC	1.000%	12/20/2010	0.833%	1,400	3	1	2

						$67	$(97)	$164

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-5 7-Year Index 10-15%	MSC	(0.142%)	12/20/2012	$7,800	$253	$0	$253
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	1,355	42	18	24
CDX.IG-9 10-Year Index	GSC	(0.800%)	12/20/2017	3,001	92	50	42
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	2,033	63	50	13
CDX.IG-9 10-Year Index	RBS	(0.800%)	12/20/2017	871	27	13	14

					$477	$131	$346

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-2 Index	GSC	0.110%	05/25/2046	$993	$(541)	$(323)	$(218)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	5,600	(707)	0	(707)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	2,506	(93)	(200)	107

					$(1,341)	$(523)	$(818)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP	BRL	2,600	$42	$0	$42
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		600	3	4	(1)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		400	2	3	(1)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		400	3	3	0

							$50	$10	$40

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1,103,416	1-Month USD-LIBOR plus 2.500%	$61,151	12/30/2009	CSFB	$0
Receive	iShares MSCI EAFE Index	1,078,049	1-Month USD-LIBOR plus 0.050%	59,746	12/30/2009	DUB	0
Receive	iShares MSCI EAFE Index	1,140,000	3-Month USD-LIBOR less 0.100%	63,453	06/30/2010	DUB	(410)
Pay	iShares MSCI EAFE Index	57,281	3-Month USD-LIBOR less 0.115%	3,051	03/31/2010	MLP	(60)
Receive	iShares MSCI EAFE Index	1,746,892	3-Month USD-LIBOR less 0.115%	95,705	03/31/2010	MLP	1,821
Receive	iShares MSCI EAFE Index	1,103,416	3-Month USD-LIBOR plus 0.105%	66,541	06/30/2010	MLP	(429)

							$922

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME S&P 500 Index January Futures	$1,140.000	01/15/2010	9	$15	$10
Put - CME S&P 500 Index January Futures	1,050.000	01/15/2010	9	20	8

				$35	$18

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$100	$1	$0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,100	14	2
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	15,000	155	284
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	19,600	409	372
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	15,800	132	29
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,900	17	16
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	200	1	1

							$729	$704

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$104.156	02/17/2010	$21,000	$39	$8

(j) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2040	$37,000	$36,699	$35,728
Fannie Mae	5.000%	01/01/2040	15,000	15,585	15,394
Fannie Mae	5.000%	02/01/2040	3,000	3,074	3,068
Fannie Mae	5.500%	01/01/2025	5,000	5,334	5,288
Fannie Mae	5.500%	01/01/2040	25,000	26,277	26,172
Fannie Mae	6.000%	01/01/2040	15,000	15,881	15,888
Fannie Mae	6.000%	02/01/2040	15,000	15,865	15,842
Fannie Mae	6.500%	01/01/2040	2,000	2,154	2,142
Freddie Mac	5.500%	01/01/2040	6,000	6,326	6,286
Ginnie Mae	5.500%	01/01/2040	2,650	2,797	2,776

				$129,992	$128,584

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,000	01/2010	JPM	$0	$0	$0
Sell		20,375	01/2010	RBS	601	0	601
Sell	BRL	375	02/2010	DUB	0	(7)	(7)
Sell		184	02/2010	GSC	0	(3)	(3)
Sell		719	02/2010	HSBC	2	(4)	(2)
Sell		125	02/2010	JPM	1	0	1
Sell		120	02/2010	RBS	1	0	1
Sell	CAD	48	01/2010	JPM	0	(1)	(1)
Sell	CHF	17,742	03/2010	CITI	0	(69)	(69)
Sell		500	03/2010	JPM	0	0	0
Buy	CLP	8,500	02/2010	JPM	2	0	2
Sell	CNY	244	03/2010	BCLY	0	0	0
Buy		3,551	03/2010	DUB	0	(6)	(6)
Sell		3,307	03/2010	DUB	2	0	2
Buy		9,490	06/2010	BCLY	0	(9)	(9)
Sell		17,237	06/2010	BOA	9	0	9
Buy		3,587	06/2010	CITI	0	(3)	(3)
Buy		2,508	06/2010	DUB	0	(3)	(3)
Buy		4,821	06/2010	HSBC	0	(2)	(2)
Buy		3,460	06/2010	JPM	0	(4)	(4)
Sell		3,314	06/2010	JPM	2	0	2
Sell		3,315	06/2010	MSC	2	0	2
Buy		239	11/2010	BCLY	0	0	0
Buy		17,237	11/2010	BOA	0	(17)	(17)
Buy		3,307	11/2010	DUB	0	(4)	(4)
Buy		6,095	11/2010	GSC	0	(9)	(9)
Buy		3,314	11/2010	JPM	0	(3)	(3)
Buy		3,315	11/2010	MSC	0	(3)	(3)
Buy		3,318	06/2011	HSBC	9	0	9
Sell	DKK	10,168	01/2010	HSBC	25	0	25
Sell	EUR	2,946	01/2010	DUB	3	0	3
Sell		3,000	01/2010	JPM	0	0	0
Sell		54,432	01/2010	UBS	979	0	979
Sell	GBP	32,548	01/2010	CITI	1,563	0	1,563
Sell		2,750	01/2010	JPM	22	0	22
Sell	HKD	25,426	02/2010	CITI	2	0	2
Sell		14,962	02/2010	DUB	1	0	1
Sell		3,156	02/2010	JPM	0	0	0
Sell	JPY	3,981,471	01/2010	BNP	1,607	0	1,607
Buy		26,705	01/2010	CSFB	0	(16)	(16)
Sell		400,000	01/2010	JPM	0	0	0
Buy	MXN	179	04/2010	JPM	0	0	0
Buy	MYR	5	02/2010	BCLY	0	0	0
Buy		1	02/2010	CITI	0	0	0
Buy		7	02/2010	DUB	0	0	0
Buy		2	02/2010	JPM	0	0	0
Buy		1	06/2010	MSC	0	0	0
Sell	NOK	8,919	03/2010	HSBC	4	0	4
Sell	NZD	395	01/2010	RBS	1	0	1
Sell	SEK	42,253	03/2010	CITI	0	(37)	(37)
Sell	SGD	254	02/2010	JPM	3	0	3
Sell		4,451	03/2010	CITI	41	0	41
Buy		259	03/2010	DUB	0	(2)	(2)

					$4,882	$(202)	$4,680

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$48,038	$2,357	$50,395
U.S. Government Agencies	0	69,022	0	69,022
U.S. Treasury Obligations	0	70,582	0	70,582
Mortgage-Backed Securities	0	26,286	0	26,286
Foreign Currency-Denominated Issues	0	15,764	0	15,764
Short-Term Instruments	22,186	2,463	0	24,649
Other Investments+++	9,539	8,330	1,011	18,880

Investments, at value	$31,725	$240,485	$3,368	$275,578
Short Sales, at value	$0	$(128,584)	$0	$(128,584)
Financial Derivative Instruments++++	$258	$4,287	$0	$4,545

Total	$31,983	$116,188	$3,368	$151,539

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$2,400	$0	$0	$(43)	$0	$2,357	$(43)
Other Investments+++	1,172	(288)	0	0	127	0	1,011	91

Investments, at value	$1,172	$2,112	$0	$0	$84	$0	$3,368	$48
Financial Derivative Instruments++++	$108	$0	$0	$0	$(66)	$(42)	$0	$0

Total	$1,280	$2,112	$0	$0	$18	$(42)	$3,368	$48

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Investment Grade Corporate Bond Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
CIT Group, Inc.
9.500% due 01/18/2012 (a)		$8,600	$8,836
Daimler Finance North America LLC
4.240% due 08/03/2012		1,564	1,529

Total Bank Loan Obligations (Cost $9,671)			10,365

CORPORATE BONDS & NOTES 85.2%
BANKING & FINANCE 36.5%
Abbey National PLC
7.950% due 10/26/2029		2,600	2,917
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		1,200	1,282
American Express Bank FSB
0.314% due 07/13/2010		3,600	3,583
5.500% due 04/16/2013		12,100	12,907
American Express Centurion Bank
6.000% due 09/13/2017		20,000	20,757
American Express Co.
6.150% due 08/28/2017		300	314
6.800% due 09/01/2066		2,465	2,231
7.000% due 03/19/2018		3,000	3,309
7.250% due 05/20/2014		2,500	2,824
8.125% due 05/20/2019		20,000	23,741
American Express Credit Corp.
0.351% due 02/24/2012		5,250	5,134
0.415% due 12/02/2010		2,240	2,232
5.875% due 05/02/2013		1,700	1,826
7.300% due 08/20/2013		12,000	13,497
American General Finance Corp.
4.875% due 05/15/2010		6,000	5,918
5.200% due 12/15/2011		2,600	2,234
American International Group, Inc.
4.950% due 03/20/2012		5,250	5,144
5.050% due 10/01/2015		700	585
5.450% due 05/18/2017		2,000	1,621
5.850% due 01/16/2018		22,920	18,835
6.250% due 05/01/2036		200	149
8.175% due 05/15/2068		1,000	668
8.250% due 08/15/2018		29,500	27,737
Anadarko Finance Co.
6.750% due 05/01/2011		2,900	3,066
ANZ National International Ltd.
6.200% due 07/19/2013		3,000	3,232
AvalonBay Communities, Inc.
5.700% due 03/15/2017		7,100	7,213
Bank of America Corp.
4.750% due 08/01/2015		200	202
5.625% due 10/14/2016		2,000	2,031
5.650% due 05/01/2018		44,000	44,761
5.750% due 08/15/2016		500	504
5.750% due 12/01/2017		26,800	27,487
6.000% due 09/01/2017		9,800	10,187
6.500% due 08/01/2016		22,500	24,227
7.375% due 05/15/2014		17,600	19,990
7.625% due 06/01/2019		1,650	1,912
Bank of America N.A.
0.554% due 06/15/2017		5,170	4,401
Bank of Scotland PLC
0.317% due 12/08/2010		10,000	9,820
5.500% due 06/15/2012		2,000	2,119
Bank One Corp.
5.250% due 01/30/2013		100	106
Barclays Bank PLC
5.200% due 07/10/2014		10,800	11,460
5.926% due 09/29/2049		5,000	3,800
6.050% due 12/04/2017		14,500	14,780
6.750% due 05/22/2019		11,000	12,291
7.375% due 06/29/2049		5,000	4,525
7.434% due 09/29/2049		600	555
10.179% due 06/12/2021		10,890	14,081
BB&T Corp.
5.200% due 12/23/2015		2,000	2,080
6.500% due 08/01/2011		30	32
Bear Stearns Cos. LLC
0.657% due 11/21/2016		8,900	8,123
5.350% due 02/01/2012		2,000	2,126
5.550% due 01/22/2017		1,000	1,002
5.700% due 11/15/2014		100	110
6.400% due 10/02/2017		20,000	21,835
7.250% due 02/01/2018		44,750	51,447
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		3,500	3,663
Block Financial LLC
7.875% due 01/15/2013		13,000	14,492
BNP Paribas
0.457% due 12/09/2016		4,000	3,825
0.705% due 06/04/2010		700	701
7.195% due 06/29/2049		2,225	2,069
Boston Properties LP
5.875% due 10/15/2019		570	573
6.250% due 01/15/2013		2,800	2,986
Caelus Re Ltd.
6.504% due 06/07/2011		500	489
Canadian Oil Sands Ltd.
7.750% due 05/15/2019		38,225	43,198
Capital One Capital V
10.250% due 08/15/2039		9,000	10,490
Capital One Capital VI
8.875% due 05/15/2040		5,000	5,362
Caterpillar Financial Services Corp.
5.450% due 04/15/2018		2,500	2,608
7.150% due 02/15/2019		4,000	4,633
CBA Capital Trust II
6.024% due 03/29/2049		600	487
CIT Group, Inc.
7.000% due 05/01/2013		1,376	1,294
7.000% due 05/01/2014		2,065	1,923
7.000% due 05/01/2015		9,565	8,608
7.000% due 05/01/2016		3,441	3,045
7.000% due 05/01/2017		4,818	4,203
Citigroup, Inc.
0.361% due 05/18/2011		9,000	8,849
0.380% due 03/07/2014		3,000	2,743
0.421% due 05/18/2010		100	100
1.972% due 05/15/2018		600	558
5.000% due 09/15/2014		9,700	9,361
5.250% due 02/27/2012		5,000	5,169
5.300% due 10/17/2012		1,500	1,564
5.500% due 08/27/2012		9,000	9,413
5.500% due 04/11/2013		24,100	25,005
5.500% due 10/15/2014		8,500	8,615
5.625% due 08/27/2012		400	412
5.850% due 07/02/2013		4,800	4,992
5.875% due 05/29/2037		3,000	2,652
6.000% due 02/21/2012		1,190	1,257
6.000% due 08/15/2017		22,660	22,686
6.010% due 01/15/2015		750	767
6.125% due 11/21/2017		30,725	31,018
6.125% due 05/15/2018		14,115	14,214
6.125% due 08/25/2036		600	516
6.375% due 08/12/2014		27,350	28,661
6.500% due 08/19/2013		20,800	22,174
8.125% due 07/15/2039		1,600	1,811
8.500% due 05/22/2019		21,850	25,273
Columbus International, Inc.
11.500% due 11/20/2014		11,000	11,605
Commonwealth Bank of Australia
5.000% due 10/15/2019		16,400	16,314
ConocoPhillips Canada Funding Co. I
5.625% due 10/15/2016		300	326
Corp GEO SAB de C.V.
8.875% due 09/25/2014		10,000	10,375
Countrywide Capital III
8.050% due 06/15/2027		12,000	11,275
Countrywide Financial Corp.
4.500% due 06/15/2010		1,700	1,729
5.800% due 06/07/2012		1,000	1,062
6.250% due 05/15/2016		70	71
Credit Agricole S.A.
6.637% due 05/29/2049		200	165
8.375% due 10/29/2049		4,100	4,360
9.750% due 06/29/2049		1,700	1,806
Credit Suisse New York
6.000% due 02/15/2018		1,800	1,886
Credit Suisse USA, Inc.
6.125% due 11/15/2011		100	108
Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		4,500	4,534
Deutsche Bank AG
6.000% due 09/01/2017		1,200	1,310
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		9,300	10,163
FIA Card Services N.A.
7.125% due 11/15/2012		45	49
Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		31,700	35,742
First Union Capital I
7.935% due 01/15/2027		6,000	5,847
First Union Institutional Capital II
7.850% due 01/01/2027		3,910	3,712
Ford Motor Credit Co. LLC
5.504% due 06/15/2011		1,900	1,883
5.700% due 01/15/2010		6,200	6,200
7.000% due 10/01/2013		1,000	999
7.500% due 08/01/2012		5,000	5,045
7.800% due 06/01/2012		9,950	10,062
8.000% due 06/01/2014		9,900	10,175
8.000% due 12/15/2016		4,000	4,011
9.750% due 09/15/2010		2,695	2,781
9.875% due 08/10/2011		6,325	6,625
12.000% due 05/15/2015		500	580
General Electric Capital Corp.
0.441% due 10/06/2015		1,300	1,201
0.514% due 09/15/2014		2,600	2,456
1.167% due 05/22/2013		400	393
6.375% due 11/15/2067		3,140	2,744
GMAC LLC
6.625% due 05/15/2012		100	98
6.875% due 09/15/2011		50	49
Goldman Sachs Group, Inc.
0.683% due 07/22/2015		10,000	8,893
0.701% due 03/22/2016		34,769	32,069
0.784% due 01/12/2015		34,300	32,777
0.851% due 09/29/2014		12,000	11,648
5.125% due 01/15/2015		1,300	1,367
5.250% due 10/15/2013		4,600	4,889
5.350% due 01/15/2016		1,100	1,144
5.700% due 09/01/2012		1,500	1,614
5.950% due 01/18/2018		15,800	16,711
6.000% due 05/01/2014		1,000	1,095
6.150% due 04/01/2018		20,075	21,525
6.250% due 09/01/2017		39,800	42,747
6.875% due 01/15/2011		1,400	1,485
7.500% due 02/15/2019		150	175
HBOS Capital Funding LP
6.071% due 06/29/2049		9,155	6,042
HBOS PLC
6.750% due 05/21/2018		14,582	13,552
HSBC Bank USA N.A.
6.000% due 08/09/2017		1,500	1,604
7.000% due 01/15/2039		12,275	13,796
HSBC Capital Funding LP
4.610% due 12/29/2049		11,430	9,785
9.547% due 12/29/2049		300	312
HSBC Finance Corp.
0.334% due 03/12/2010		100	100
0.485% due 08/09/2011		2,000	1,962
0.524% due 05/10/2010		140	140
0.534% due 01/15/2014		3,000	2,818
0.604% due 09/14/2012		1,800	1,733
6.750% due 05/15/2011		1,500	1,586
HSBC Holdings PLC
6.500% due 05/02/2036		700	737
6.500% due 09/15/2037		7,400	7,757
6.800% due 06/01/2038		3,800	4,138
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		2,600	2,592
International Lease Finance Corp.
4.875% due 09/01/2010		150	144
5.350% due 03/01/2012		5,000	4,343
5.750% due 06/15/2011		2,000	1,838
JPMorgan Chase & Co.
0.376% due 06/25/2012		200	198
4.750% due 03/01/2015		300	312
5.125% due 09/15/2014		100	106
5.250% due 05/01/2015		300	313
6.000% due 01/15/2018		28,300	30,471
6.300% due 04/23/2019		46,000	50,694
6.625% due 03/15/2012		350	382
7.900% due 04/29/2049		46,973	48,609
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016		9,100	8,309
5.875% due 06/13/2016		3,100	3,257
6.000% due 10/01/2017		350	375
KeyBank N.A.
2.507% due 06/02/2010		400	402
LBG Capital No.1 PLC
7.875% due 11/01/2020		3,490	2,844
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)		300	60
6.625% due 01/18/2012 (a)		15,030	3,006
6.875% due 05/02/2018 (a)		3,403	723
Lloyds TSB Bank PLC
4.750% due 07/15/2011		9,000	9,269
12.000% due 12/29/2049		3,000	2,946
Macquarie Group Ltd.
7.300% due 08/01/2014		18,200	19,684
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,223
9.250% due 04/15/2019		2,000	2,431
Merrill Lynch & Co., Inc.
0.482% due 07/25/2011		105	103
0.485% due 06/05/2012		1,800	1,747
5.000% due 02/03/2014		11,700	11,851
5.000% due 01/15/2015		10,300	10,487
5.450% due 07/15/2014		15,600	16,319
5.700% due 05/02/2017		400	393
6.050% due 08/15/2012		4,900	5,252
6.150% due 04/25/2013		21,800	23,347
6.400% due 08/28/2017		13,000	13,702
6.500% due 07/15/2018		22,671	23,734
6.875% due 04/25/2018		43,050	46,458
MetLife, Inc.
5.000% due 06/15/2015		1,600	1,685
Metropolitan Life Global Funding I
0.312% due 05/17/2010		100	100
2.157% due 06/10/2011		19,600	20,000
5.125% due 04/10/2013		3,910	4,145
5.125% due 06/10/2014		15,800	16,738
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150	159
Morgan Stanley
0.490% due 04/19/2012		10,000	9,721
0.584% due 01/09/2014		25,300	24,179
0.734% due 10/18/2016		15,300	14,196
0.764% due 10/15/2015		14,500	13,617
5.375% due 10/15/2015		250	259
5.750% due 10/18/2016		5,400	5,611
5.950% due 12/28/2017		6,600	6,818
6.000% due 05/13/2014		1,400	1,507
6.000% due 04/28/2015		2,500	2,666
6.250% due 08/28/2017		30,110	31,470
6.625% due 04/01/2018		35,900	38,876
6.750% due 04/15/2011		7,700	8,161
7.300% due 05/13/2019		1,350	1,519
National Australia Bank Ltd.
0.725% due 02/08/2010		50	50
5.350% due 06/12/2013		12,200	13,142
National City Bank
0.625% due 06/07/2017		2,600	2,311
6.200% due 12/15/2011		2,000	2,131
National City Bank of Kentucky
6.300% due 02/15/2011		1,000	1,034
National City Corp.
0.424% due 06/16/2010		1,000	997
Pacific Life Global Funding
5.150% due 04/15/2013		500	523
Pacific Life Insurance Co.
9.250% due 06/15/2039		6,800	7,874
Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		2,000	2,103
Piper Jaffray Equipment Trust Securities
6.750% due 04/01/2011		694	649
Preferred Term Securities XII Ltd.
0.803% due 03/24/2034		92	44
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	528
Prudential Financial, Inc.
6.000% due 12/01/2017		1,500	1,550
Rabobank Nederland NV
11.000% due 06/29/2049		37,955	46,405
11.000% due 12/29/2049		2,000	2,442
Regions Bank
7.500% due 05/15/2018		6,500	5,951
Regions Financial Corp.
0.421% due 06/26/2012		3,500	3,147
7.750% due 11/10/2014		7,600	7,503
Royal Bank of Scotland Group PLC
4.875% due 08/25/2014		15,000	15,221
6.990% due 10/29/2049		26,000	14,448
7.648% due 08/29/2049		2,000	1,363
9.118% due 03/31/2049		480	439
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		8,100	8,191
7.125% due 01/14/2014		1,900	2,015
7.175% due 05/16/2013		200	212
7.750% due 05/29/2018		19,400	21,276
9.000% due 06/11/2014		15,100	17,195
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		11,500	10,352
Simon Property Group LP
5.450% due 03/15/2013		5,200	5,333
6.750% due 05/15/2014		13,200	14,080
SLM Corp.
0.442% due 07/26/2010		11,500	11,256
0.512% due 10/25/2011		3,500	3,278
0.582% due 01/27/2014		3,425	2,645
4.500% due 07/26/2010		3,000	2,990
5.000% due 10/01/2013		1,000	921
8.450% due 06/15/2018		9,205	9,097
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		1,500	1,562
State Street Bank and Trust Co.
0.457% due 12/08/2015		7,500	6,979
State Street Capital Trust III
8.250% due 03/15/2042		2,400	2,460
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		300	286
TNK-BP Finance S.A.
6.625% due 03/20/2017		5,000	4,900
7.500% due 07/18/2016		14,000	14,542
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		4,500	4,538
5.670% due 03/05/2014		1,000	1,012
8.700% due 08/07/2018		35,400	41,457
UBS AG
1.173% due 06/19/2010		600	596
1.198% due 05/05/2010		800	801
1.501% due 09/29/2011		7,000	6,986
5.750% due 04/25/2018		12,500	12,746
5.875% due 12/20/2017		35,000	36,026
UBS Preferred Funding Trust V
6.243% due 05/29/2049		5,800	4,596
Ventas Realty LP
6.500% due 06/01/2016		1,400	1,358
Wachovia Bank N.A.
0.584% due 03/15/2016		13,500	12,131
5.000% due 08/15/2015		300	307
7.800% due 08/18/2010		30	31
Wachovia Capital Trust V
7.965% due 06/01/2027		1,300	1,235
Wachovia Corp.
0.406% due 03/01/2012		4,000	3,956
0.413% due 04/23/2012		24,100	23,780
0.414% due 10/15/2011		1,800	1,781
0.524% due 06/15/2017		15,100	13,500
5.500% due 05/01/2013		26,500	28,173
5.700% due 08/01/2013		100	108
5.750% due 06/15/2017		500	521
5.750% due 02/01/2018		7,748	8,099
WEA Finance LLC
5.750% due 09/02/2015		14,850	15,677
6.750% due 09/02/2019		10,000	10,757
Wells Fargo & Co.
0.384% due 01/12/2011		600	600
0.481% due 10/28/2015		8,000	7,430
4.375% due 01/31/2013		2,500	2,599
5.625% due 12/11/2017		17,200	17,919
Wells Fargo Bank N.A.
0.482% due 05/16/2016		3,800	3,370
4.750% due 02/09/2015		5,590	5,706
5.950% due 08/26/2036		400	392
6.450% due 02/01/2011		5,930	6,264
Wells Fargo Capital XIII
7.700% due 12/29/2049		41,540	40,501
Wells Fargo Capital XV
9.750% due 12/31/2049		5,000	5,375
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		300	308

			2,376,763

INDUSTRIALS 37.6%
Agilent Technologies, Inc.
5.500% due 09/14/2015		1,200	1,259
AGL Capital Corp.
5.250% due 08/15/2019		6,500	6,558
Allied Waste North America, Inc.
6.500% due 11/15/2010		300	312
Altria Group, Inc.
7.750% due 02/06/2014		23,545	26,731
9.250% due 08/06/2019		49,644	60,598
9.700% due 11/10/2018		4,550	5,633
American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		27	27
7.858% due 04/01/2013		7,550	7,550
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		28,650	31,658
American Airlines, Inc.
10.500% due 10/15/2012		3,000	3,150
American Stores Co.
8.000% due 06/01/2026		250	229
Amgen, Inc.
5.850% due 06/01/2017		6,500	7,114
Anadarko Petroleum Corp.
6.950% due 06/15/2019		8,755	9,946
8.700% due 03/15/2019		23,950	29,841
Anglo American Capital PLC
9.375% due 04/08/2014		23,860	28,656
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		1,000	1,022
ARAMARK Corp.
5.000% due 06/01/2012		2,500	2,412
Barrick Australian Finance Pty Ltd.
4.950% due 01/15/2020		600	594
Barrick Gold Corp.
6.950% due 04/01/2019		39,510	44,563
Beckman Coulter, Inc.
6.875% due 11/15/2011		30	32
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019		32,100	36,886
Black & Decker Corp.
8.950% due 04/15/2014		4,000	4,733
Boston Scientific Corp.
4.500% due 01/15/2015		7,500	7,524
6.000% due 01/15/2020		9,700	9,930
Canadian National Railway Co.
4.400% due 03/15/2013		80	83
5.550% due 05/15/2018		500	534
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100	107
Cardinal Health, Inc.
5.500% due 06/15/2013		5,000	5,318
CareFusion Corp.
4.125% due 08/01/2012		3,100	3,198
Cenovus Energy, Inc.
5.700% due 10/15/2019		6,000	6,270
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		150	169
Centex Corp.
5.250% due 06/15/2015		4,000	3,940
Chesapeake Energy Corp.
6.625% due 01/15/2016		2,500	2,488
6.875% due 01/15/2016		1,500	1,508
7.250% due 12/15/2018		3,645	3,691
7.625% due 07/15/2013		2,500	2,631
9.500% due 02/15/2015		7,000	7,718
Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017		1,000	998
Colorado Interstate Gas Co.
6.800% due 11/15/2015		491	545
Comcast Cable Communications LLC
8.875% due 05/01/2017		35	42
Comcast Corp.
5.700% due 07/01/2019		900	946
5.875% due 02/15/2018		28,600	30,410
6.500% due 01/15/2017		10,300	11,419
Concho Resources, Inc.
8.625% due 10/01/2017		9,000	9,495
Continental Airlines, Inc.
6.503% due 12/15/2012		100	100
7.250% due 11/10/2019		17,450	17,755
9.000% due 07/08/2016		12,700	13,462
COX Enterprises, Inc.
7.875% due 09/15/2010		4,930	5,125
CSC Holdings, Inc.
6.750% due 04/15/2012		2,200	2,282
7.625% due 04/01/2011		600	622
CSN Islands XI Corp.
6.875% due 09/21/2019		5,000	5,025
CSX Corp.
5.300% due 02/15/2014		250	265
6.250% due 03/15/2018		5,370	5,792
CVS Pass-Through Trust
7.507% due 01/10/2032		20,100	21,113
Daimler Finance North America LLC
5.750% due 09/08/2011		2,000	2,102
5.875% due 03/15/2011		3,050	3,190
6.500% due 11/15/2013		4,300	4,718
7.300% due 01/15/2012		507	551
DCP Midstream LLC
5.375% due 10/15/2015		100	102
Delta Air Lines, Inc.
6.417% due 01/02/2014		12,800	12,160
6.619% due 09/18/2012		77	77
7.379% due 11/18/2011		10	10
7.570% due 05/18/2012		8,983	9,107
7.750% due 12/17/2019		3,000	3,060
Diamond Offshore Drilling, Inc.
5.875% due 05/01/2019		11,500	12,272
DirecTV Holdings LLC
5.875% due 10/01/2019		4,500	4,585
Discovery Communications LLC
5.625% due 08/15/2019		700	724
Dow Chemical Co.
4.850% due 08/15/2012		31,480	33,105
5.900% due 02/15/2015		17,000	18,288
6.000% due 10/01/2012		15,400	16,576
7.600% due 05/15/2014		17,300	19,704
8.550% due 05/15/2019		23,500	28,086
DR Horton, Inc.
5.625% due 09/15/2014		1,500	1,459
5.625% due 01/15/2016		2,500	2,350
6.500% due 04/15/2016		5,000	4,900
El Paso Natural Gas Co.
5.950% due 04/15/2017		5,445	5,636
8.375% due 06/15/2032		17,070	20,357
8.625% due 01/15/2022		3,000	3,516
Enbridge Energy Partners LP
5.875% due 12/15/2016		1,200	1,249
6.500% due 04/15/2018		7,000	7,499
EnCana Corp.
4.750% due 10/15/2013		100	105
5.900% due 12/01/2017		18,500	19,928
6.500% due 05/15/2019		37,550	42,080
Energy Transfer Partners LP
5.950% due 02/01/2015		6,600	7,001
6.000% due 07/01/2013		3,330	3,563
6.125% due 02/15/2017		6,000	6,232
6.700% due 07/01/2018		4,500	4,826
8.500% due 04/15/2014		8,080	9,335
9.000% due 04/15/2019		16,750	19,998
9.700% due 03/15/2019		30,000	37,112
Enterprise Products Operating LLC
5.000% due 03/01/2015		200	206
6.300% due 09/15/2017		5,572	6,008
6.500% due 01/31/2019		18,000	19,451
Express Scripts, Inc.
6.250% due 06/15/2014		5,400	5,898
7.250% due 06/15/2019		5,800	6,601
Florida Gas Transmission Co. LLC
7.000% due 07/17/2012		2,800	3,060
7.900% due 05/15/2019		65,109	76,336
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		5,000	5,456
8.375% due 04/01/2017		11,286	12,375
Freeport-McMoRan Corp.
8.750% due 06/01/2011		200	214
9.500% due 06/01/2031		200	227
Gaz Capital S.A.
7.288% due 08/16/2037		2,000	1,855
7.510% due 07/31/2013		5,000	5,219
8.125% due 07/31/2014		26,900	28,648
8.625% due 04/28/2034		13,200	14,553
9.250% due 04/23/2019		7,000	7,840
Gazprom International S.A.
7.201% due 02/01/2020		2,507	2,596
General Electric Co.
5.250% due 12/06/2017		38,500	39,405
Georgia-Pacific LLC
8.125% due 05/15/2011		7,181	7,576
8.250% due 05/01/2016		1,970	2,098
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,000	5,162
GTL Trade Finance, Inc.
7.250% due 10/20/2017		15,250	16,051
HCA, Inc.
7.875% due 02/15/2020		3,000	3,131
8.500% due 04/15/2019		20,500	22,191
9.125% due 11/15/2014		3,200	3,384
9.250% due 11/15/2016		11,400	12,269
9.625% due 11/15/2016 (b)		3,300	3,581
9.875% due 02/15/2017		2,500	2,775
Historic TW, Inc.
9.125% due 01/15/2013		5,100	5,922
Humana, Inc.
6.450% due 06/01/2016		5,200	5,263
7.200% due 06/15/2018		10,000	10,243
Hutchison Whampoa International 03/13 Ltd.
6.500% due 02/13/2013		140	152
International Business Machines Corp.
8.375% due 11/01/2019		30	38
KB Home
5.750% due 02/01/2014		3,000	2,835
6.250% due 06/15/2015		2,500	2,344
Kern River Funding Corp.
4.893% due 04/30/2018		54	54
Kerr-McGee Corp.
7.875% due 09/15/2031		3,500	4,094
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		200	210
5.625% due 02/15/2015		14,390	15,492
5.800% due 03/01/2021		21,200	21,911
5.950% due 02/15/2018		27,347	29,013
6.000% due 02/01/2017		5,200	5,467
6.500% due 09/01/2039		5,500	5,561
6.850% due 02/15/2020		6,100	6,779
7.125% due 03/15/2012		5,178	5,649
9.000% due 02/01/2019		30,030	37,012
Kraft Foods, Inc.
6.500% due 08/11/2017		300	326
L-3 Communications Corp.
5.200% due 10/15/2019		10,000	9,910
Lorillard Tobacco Co.
8.125% due 06/23/2019		1,000	1,101
Ltd Brands, Inc.
5.250% due 11/01/2014		2,500	2,425
Magellan Midstream Partners LP
6.400% due 07/15/2018		3,900	4,151
6.550% due 07/15/2019		9,500	10,331
Masco Corp.
5.875% due 07/15/2012		5,000	5,111
MGM Mirage
13.000% due 11/15/2013		7,200	8,298
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		19,900	20,382
6.700% due 09/15/2019		4,800	4,932
Monsanto Co.
5.125% due 04/15/2018		1,000	1,045
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		1,500	1,681
Motorola, Inc.
5.375% due 11/15/2012		5,000	5,101
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		10,000	10,349
Newmont Mining Corp.
5.125% due 10/01/2019		5,600	5,613
Noble Group Ltd.
6.750% due 01/29/2020		2,800	2,884
Northwest Airlines, Inc.
1.019% due 05/20/2014		1,074	902
Northwest Pipeline GP
5.950% due 04/15/2017		200	209
Nucor Corp.
5.850% due 06/01/2018		1,000	1,079
Owens-Brockway Glass Container, Inc.
8.250% due 05/15/2013		9,500	9,809
Pemex Project Funding Master Trust
5.750% due 03/01/2018		16,800	17,071
Petrobras International Finance Co.
7.875% due 03/15/2019		56,900	65,880
Petroleos Mexicanos
8.000% due 05/03/2019		42,100	48,941
Pfizer, Inc.
6.200% due 03/15/2019		24,600	27,394
Philip Morris International, Inc.
5.650% due 05/16/2018		1,550	1,633
Plains All American Pipeline LP
6.125% due 01/15/2017		1,400	1,473
Potash Corp. of Saskatchewan, Inc.
6.500% due 05/15/2019		2,600	2,885
Pride International, Inc.
7.375% due 07/15/2014		4,000	4,150
8.500% due 06/15/2019		17,900	20,764
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	11,554
Pulte Homes, Inc.
6.250% due 02/15/2013		13,000	13,228
Range Resources Corp.
7.500% due 05/15/2016		2,500	2,581
Reynolds American, Inc.
7.250% due 06/01/2013		2,050	2,238
7.750% due 06/01/2018		100	109
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		3,000	3,240
6.500% due 07/15/2018		2,100	2,311
8.950% due 05/01/2014		19,450	23,328
9.000% due 05/01/2019		32,200	40,820
Roche Holdings, Inc.
6.000% due 03/01/2019		32,300	35,556
Rockies Express Pipeline LLC
6.250% due 07/15/2013		39,745	43,459
6.850% due 07/15/2018		29,200	32,325
Rogers Communications, Inc.
5.500% due 03/15/2014		13,176	14,132
6.375% due 03/01/2014		6,000	6,649
6.800% due 08/15/2018		3,800	4,263
RR Donnelley & Sons Co.
6.125% due 01/15/2017		7,000	6,930
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,156
Ryland Group, Inc.
8.400% due 05/15/2017		1,000	1,075
Safeway, Inc.
5.800% due 08/15/2012		500	540
SBA Telecommunications, Inc.
8.250% due 08/15/2019		500	533
Southeast Supply Header LLC
4.850% due 08/15/2014		16,400	16,762
Southern Natural Gas Co.
5.900% due 04/01/2017		6,800	7,017
Southwest Airlines Co.
10.500% due 12/15/2011		8,000	8,678
Spectra Energy Capital LLC
5.650% due 03/01/2020		5,000	5,055
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		2,500	2,591
Steel Dynamics, Inc.
6.750% due 04/01/2015		1,500	1,494
7.750% due 04/15/2016		12,500	13,078
Suncor Energy, Inc.
6.100% due 06/01/2018		6,270	6,739
SUPERVALU, Inc.
7.500% due 11/15/2014		2,500	2,544
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		40	41
Target Corp.
6.000% due 01/15/2018		1,000	1,105
Teck Resources Ltd.
9.750% due 05/15/2014		500	579
10.250% due 05/15/2016		8,850	10,355
10.750% due 05/15/2019		9,050	10,860
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		400	428
7.500% due 04/01/2017		800	891
8.000% due 02/01/2016		12,900	14,867
8.375% due 06/15/2032		1,400	1,670
Time Warner Cable, Inc.
5.000% due 02/01/2020		11,600	11,271
5.850% due 05/01/2017		16,590	17,457
6.750% due 07/01/2018		1,450	1,596
7.500% due 04/01/2014		16,000	18,452
8.250% due 02/14/2014		500	585
8.250% due 04/01/2019		6,000	7,159
8.750% due 02/14/2019		7,750	9,461
Time Warner, Inc.
5.500% due 11/15/2011		300	319
6.750% due 04/15/2011		25	26
Toll Brothers Finance Corp.
6.750% due 11/01/2019		2,500	2,453
8.910% due 10/15/2017		2,000	2,274
TransCanada Pipelines Ltd.
7.125% due 01/15/2019		10,500	12,298
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012		30	34
Transocean, Inc.
6.000% due 03/15/2018		36,696	39,216
Union Pacific Corp.
7.875% due 01/15/2019		8,500	10,302
United Airlines, Inc.
9.750% due 01/15/2017		7,350	7,497
10.125% due 03/22/2015 (a)		72	22
10.400% due 11/01/2016		27,800	29,294
UnitedHealth Group, Inc.
0.433% due 06/21/2010		1,000	999
6.000% due 06/15/2017		1,800	1,887
6.000% due 02/15/2018		11,400	11,794
Vale Overseas Ltd.
6.875% due 11/21/2036		1,200	1,202
8.250% due 01/17/2034		1,850	2,128
Vivendi
5.750% due 04/04/2013		500	526
Walt Disney Co.
6.375% due 03/01/2012		100	109
WellPoint, Inc.
6.000% due 02/15/2014		2,000	2,171
7.000% due 02/15/2019		5,200	5,826
Weyerhaeuser Co.
6.750% due 03/15/2012		19,141	20,290
7.375% due 10/01/2019		30,800	32,242
7.375% due 03/15/2032		15,000	14,259
Williams Cos., Inc.
6.375% due 10/01/2010		19,800	20,162
7.125% due 09/01/2011		1,000	1,069
7.875% due 09/01/2021		7,100	8,160
8.125% due 03/15/2012		8,200	9,007
8.750% due 01/15/2020		32,685	39,060
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		18,000	19,755
Windstream Corp.
8.125% due 08/01/2013		7,000	7,298
8.625% due 08/01/2016		2,000	2,045
Wynn Las Vegas LLC
6.625% due 12/01/2014		12,000	11,655
7.875% due 11/01/2017		9,350	9,514
XTO Energy, Inc.
4.900% due 02/01/2014		27,500	29,580
5.500% due 06/15/2018		6,850	7,319
6.250% due 08/01/2017		33,600	38,105
6.500% due 12/15/2018		5,700	6,525
7.500% due 04/15/2012		2,900	3,235
Yum! Brands, Inc.
8.875% due 04/15/2011		140	152

			2,452,178

UTILITIES 11.1%
AES Corp.
8.750% due 05/15/2013		1,300	1,339
Appalachian Power Co.
5.000% due 06/01/2017		4,000	3,959
5.650% due 08/15/2012		300	321
7.950% due 01/15/2020		34,270	40,767
AT&T Corp.
7.300% due 11/15/2011		447	492
8.000% due 11/15/2031		3,400	4,162
AT&T Mobility LLC
6.500% due 12/15/2011		50	54
AT&T, Inc.
5.600% due 05/15/2018		3,000	3,149
5.800% due 02/15/2019		11,800	12,601
Axtel SAB de C.V.
9.000% due 09/22/2019		4,500	4,635
BellSouth Corp.
5.200% due 09/15/2014		300	322
5.200% due 12/15/2016		100	103
British Telecommunications PLC
5.150% due 01/15/2013		4,000	4,174
5.950% due 01/15/2018		1,000	1,018
9.125% due 12/15/2010		100	107
Bruce Mansfield Unit
6.850% due 06/01/2034		99	94
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		20,150	21,938
CenturyTel, Inc.
8.375% due 10/15/2010		100	105
CMS Energy Corp.
1.234% due 01/15/2013		2,000	1,810
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		1,800	1,931
6.650% due 04/01/2019		20,000	22,704
7.125% due 12/01/2018		11,500	13,311
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	109
Consumers Energy Co.
5.000% due 02/15/2012		100	105
6.875% due 03/01/2018		3,534	3,956
Deutsche Telekom International Finance BV
6.000% due 07/08/2019		12,000	12,835
6.750% due 08/20/2018		25,128	28,179
8.500% due 06/15/2010		330	341
Dominion Resources, Inc.
6.400% due 06/15/2018		5,950	6,510
Duke Energy Corp.
5.050% due 09/15/2019		12,000	11,983
6.250% due 06/15/2018		6,000	6,418
6.300% due 02/01/2014		10,000	11,006
EDF S.A.
6.500% due 01/26/2019		18,500	20,805
Embarq Corp.
6.738% due 06/01/2013		2,500	2,718
7.082% due 06/01/2016		2,600	2,876
Enel Finance International S.A.
5.125% due 10/07/2019		10,000	10,081
6.000% due 10/07/2039		5,000	5,044
Entergy Gulf States Louisiana LLC
5.590% due 10/01/2024		4,000	4,008
Entergy Gulf States, Inc.
4.875% due 11/01/2011		100	100
Entergy Louisiana LLC
5.560% due 09/01/2015		50	50
Entergy Texas, Inc.
7.125% due 02/01/2019		4,300	4,774
FPL Group Capital, Inc.
5.350% due 06/15/2013		400	430
Illinois Power Co.
9.750% due 11/15/2018		688	857
Indiana Michigan Power Co.
7.000% due 03/15/2019		10,700	11,953
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150	162
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		150	151
8.625% due 11/14/2011		100	105
Kentucky Power Co.
6.000% due 09/15/2017		200	206
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		3,900	3,959
Knight, Inc.
6.500% due 09/01/2012		3,100	3,240
Metropolitan Edison Co.
7.700% due 01/15/2019		4,500	5,173
NGPL PipeCo. LLC
6.514% due 12/15/2012		28,742	31,260
7.119% due 12/15/2017		69,120	76,389
Northern States Power Co.
5.350% due 11/01/2039		1,700	1,647
Oncor Electric Delivery Co.
6.375% due 05/01/2012		5,400	5,835
6.375% due 01/15/2015		4,000	4,368
6.800% due 09/01/2018		16,300	18,136
Pennsylvania Electric Co.
5.200% due 04/01/2020		20,000	19,736
Progress Energy, Inc.
6.850% due 04/15/2012		200	217
7.100% due 03/01/2011		94	100
PSEG Power LLC
5.320% due 09/15/2016		20,455	21,075
6.950% due 06/01/2012		2,100	2,295
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	159
Public Service Electric & Gas Co.
5.300% due 05/01/2018		300	315
Qwest Communications International, Inc.
7.250% due 02/15/2011		200	202
Qwest Corp.
3.504% due 06/15/2013		100	97
6.500% due 06/01/2017		200	198
7.875% due 09/01/2011		550	579
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		12,400	12,502
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		1,250	1,316
5.832% due 09/30/2016		15,755	16,587
6.750% due 09/30/2019		2,400	2,609
RRI Energy, Inc.
7.625% due 06/15/2014		1,000	995
Southern California Edison Co.
5.000% due 01/15/2014		200	216
Sprint Capital Corp.
7.625% due 01/30/2011		3,900	4,012
8.375% due 03/15/2012		5,000	5,200
Sprint Nextel Corp.
0.651% due 06/28/2010		1,200	1,181
Telecom Italia Capital S.A.
0.761% due 02/01/2011		10,000	9,961
0.894% due 07/18/2011		4,400	4,383
4.950% due 09/30/2014		2,900	3,009
5.250% due 11/15/2013		4,300	4,527
5.250% due 10/01/2015		15,000	15,703
6.175% due 06/18/2014		29,900	32,440
6.200% due 07/18/2011		3,000	3,177
6.999% due 06/04/2018		11,000	12,123
7.175% due 06/18/2019		5,000	5,584
Telefonica Emisiones SAU
4.949% due 01/15/2015		1,800	1,926
6.221% due 07/03/2017		12,600	13,909
6.421% due 06/20/2016		10,775	11,975
TELUS Corp.
8.000% due 06/01/2011		21	23
Verizon Communications, Inc.
6.100% due 04/15/2018		25,700	27,979
6.350% due 04/01/2019		19,200	21,220
8.750% due 11/01/2018		15,800	19,766
Verizon New England, Inc.
6.500% due 09/15/2011		200	213
Virginia Electric and Power Co.
5.400% due 01/15/2016		500	528
5.400% due 04/30/2018		2,370	2,488
Vodafone Group PLC
5.625% due 02/27/2017		11,000	11,701
7.750% due 02/15/2010		30	30

			727,121

Total Corporate Bonds & Notes (Cost $5,099,648)			5,556,062

MUNICIPAL BONDS & NOTES 1.6%
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039		10,000	10,103
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034		7,200	6,996
7.550% due 04/01/2039		1,300	1,261
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014		3,000	3,019
5.450% due 04/01/2015		14,000	14,100
5.950% due 04/01/2016		5,000	5,072
Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.775% due 04/01/2029		7,500	7,455
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042		18,000	17,400
Hamilton County, Ohio Revenue Bonds, Series 2009
6.500% due 12/01/2034		2,500	2,523
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043		3,000	2,977
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041		2,100	2,103
Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029		2,000	2,004
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032		1,500	1,451
Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029		2,000	2,020
Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038		12,500	12,334
Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029		10,000	10,103
West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034		6,000	6,169

Total Municipal Bonds & Notes (Cost $107,299)			107,090

U.S. GOVERNMENT AGENCIES 1.7%
Fannie Mae
4.500% due 12/01/2039		111,000	110,942

Total U.S. Government Agencies (Cost $111,062)			110,942

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bonds
3.500% due 02/15/2039 (g)		92	75
4.500% due 08/15/2039 (g)		221,599	216,648
U.S. Treasury Notes
1.000% due 07/31/2011 (e)(g)		1,094	1,096
1.000% due 09/30/2011 (g)		6,146	6,146
1.000% due 10/31/2011 (g)		2,733	2,732
2.750% due 11/30/2016		3,700	3,563

Total U.S. Treasury Obligations (Cost $243,197)			230,260

MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		110	93
5.744% due 02/10/2051		1,000	884
Bear Stearns Alt-A Trust
5.126% due 11/25/2034		305	258
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,210
5.700% due 12/10/2049		91	81
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	191
5.886% due 11/15/2044		100	90
Countrywide Alternative Loan Trust
6.000% due 01/25/2037		143	95
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		100	86
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,500	2,195
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,500	2,184
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	166
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	1,772
5.700% due 09/12/2049		100	85
Merrill Lynch Mortgage Investors, Inc.
5.012% due 05/25/2033		56	53
Morgan Stanley Capital I
5.569% due 12/15/2044		1,000	820
Structured Adjustable Rate Mortgage Loan Trust
3.443% due 03/25/2034		86	74
Thornburg Mortgage Securities Trust
6.198% due 09/25/2037		435	348
Wells Fargo Mortgage-Backed Securities Trust
4.578% due 12/25/2033		503	502
4.721% due 07/25/2034		98	97

Total Mortgage-Backed Securities (Cost $10,483)			11,284

ASSET-BACKED SECURITIES 0.7%
Bank of America Auto Trust
1.160% due 02/15/2012		9,200	9,224
Chase Issuance Trust
1.754% due 09/15/2015		11,500	11,850
Ford Credit Auto Owner Trust
1.653% due 06/15/2012		800	805
1.853% due 05/15/2012		2,000	2,016
MBNA Credit Card Master Note Trust
0.273% due 05/15/2013		500	496
SLM Student Loan Trust
1.782% due 04/25/2023		19,304	20,091

Total Asset-Backed Securities (Cost $43,104)			44,482

SOVEREIGN ISSUES 0.9%
Brazil Government International Bond
6.000% due 01/17/2017		2,000	2,170
7.875% due 03/07/2015		1,500	1,761
Croatia Government International Bond
1.750% due 07/30/2010		7	7
Export-Import Bank of Korea
5.875% due 01/14/2015		38,100	40,975
8.125% due 01/21/2014		7,100	8,249
Korea Development Bank
8.000% due 01/23/2014		2,000	2,307
South Africa Government International Bond
7.375% due 04/25/2012		90	99

Total Sovereign Issues (Cost $51,939)			55,568

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%
American International Group, Inc.
4.000% due 09/20/2011		2,000	2,697
4.375% due 04/26/2016		2,000	2,155
4.875% due 03/15/2067		1,700	1,292
4.900% due 06/02/2014	CAD	2,000	1,450
5.750% due 03/15/2067	GBP	600	523
8.000% due 05/22/2038	EUR	2,000	1,813
8.625% due 05/22/2068	GBP	1,000	1,034
Bank of America Corp.
4.625% due 02/07/2017	EUR	2,000	2,631
Barclays Bank PLC
14.000% due 11/29/2049	GBP	16,400	34,039
BNP Paribas S.A.
7.781% due 06/29/2049	EUR	1,000	1,507
Brazil Government International Bond
10.250% due 01/10/2028	BRL	8,900	5,138
Caisse Nationale des Caisses d’Epargne et de Prevoyance
5.250% due 07/29/2049	EUR	4,600	4,484
Citigroup, Inc.
0.867% due 06/28/2013		1,800	2,438
0.916% due 02/09/2016		1,000	1,295
Fortis Bank S.A.
6.500% due 09/29/2049		9,000	12,128
General Electric Capital Corp.
5.500% due 09/15/2067		10,000	11,182
6.500% due 09/15/2067	GBP	500	666
Goldman Sachs Group, Inc.
1.022% due 02/04/2013	EUR	1,700	2,350
1.074% due 01/30/2017		1,100	1,431
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	6,200	9,021
8.375% due 10/29/2049		1,100	1,659
JPMorgan Chase & Co.
0.956% due 09/26/2013		500	700
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	800,000	1,245
Morgan Stanley
0.651% due 02/23/2012	CAD	7,400	6,913
1.017% due 11/29/2013	EUR	1,000	1,343
1.048% due 03/01/2013		11,400	15,569
1.122% due 05/02/2014		5,300	7,133
1.143% due 04/13/2016		2,600	3,354
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	710	917
Rabobank Nederland NV
0.722% due 09/20/2017	EUR	7,000	9,495
RBS Capital Trust A
6.467% due 12/29/2049		325	221
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	51
Santander Issuances S.A. Unipersonal
7.300% due 07/27/2019	GBP	1,300	2,214
SLM Corp.
0.914% due 12/15/2010	EUR	1,500	2,000
1.083% due 04/26/2011		1,279	1,733
Societe Generale
9.375% due 09/29/2049		4,000	6,381
UniCredit SpA
5.000% due 02/01/2016	GBP	600	887
Wachovia Corp.
0.822% due 08/01/2011	EUR	2,400	3,385
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		14,600	22,866

Total Foreign Currency-Denominated Issues (Cost $155,088)			187,340

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
American International Group, Inc.
8.500% due 08/01/2011		15,100	171
Wells Fargo & Co.
7.500% due 12/31/2049		15,500	14,229

Total Convertible Preferred Securities (Cost $10,581)			14,400

PREFERRED STOCKS 0.0%
SLM Corp.
0.714% due 03/15/2017		21,400	316

Total Preferred Stocks (Cost $241)			316

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.7%
CERTIFICATES OF DEPOSIT 0.1%
Bank of Ireland
0.271% due 02/26/2010		$1,100	1,096
UBS AG
1.201% due 07/01/2010		3,900	3,899

			4,995

TIME DEPOSITS 0.4%
State Street Bank and Trust Grand Cayman
0.000% due 01/04/2010		28,000	28,000

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.005% due 01/04/2010		342	342

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $350. Repurchase proceeds are $342.)
U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (g)		930	930

U.S. TREASURY BILLS 0.1%
0.126% due 03/11/2010 - 03/25/2010 (c)(e)		4,380	4,379

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.1%
		7,260,848	72,696

Total Short-Term Instruments (Cost $111,350)			111,342

PURCHASED OPTIONS (i) 0.0%
(Cost $371)			52
Total Investments 98.8% (Cost $5,954,034)			$6,439,503
Written Options (j) (0.2%) (Premiums $10,967)			(9,132)
Other Assets and Liabilities (Net) 1.4%			88,797

Net Assets 100.0%			$6,519,168

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $4,749 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009, was $114,703 at a weighted average interest rate of 0.128%. On December 31, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $6,806 and cash of $3 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	1,728	$974
90-Day Eurodollar March Futures	Long	03/2011	3,000	(2,812)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	302	(776)

				$(2,614)

(h) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abbey National PLC	BNP	(1.000%)	12/20/2018	1.103%	$1,600	$12	$0	$12
Altria Group, Inc.	BNP	(1.300%)	12/20/2018	1.496%	3,000	42	0	42
American Electric Power Co., Inc.	BCLY	(0.793%)	06/20/2019	0.678%	36,000	(339)	0	(339)
Black & Decker Corp.	BCLY	(2.250%)	06/20/2014	0.220%	4,000	(353)	0	(353)
Block Financial LLC	BOA	(1.550%)	03/20/2013	0.398%	10,000	(369)	0	(369)
Block Financial LLC	CSFB	(1.110%)	03/20/2013	0.398%	3,000	(69)	0	(69)
Cardinal Health, Inc.	BOA	(0.580%)	06/20/2013	0.364%	5,000	(38)	0	(38)
Centex Corp.	BOA	(1.000%)	06/20/2015	1.014%	4,000	1	132	(131)
Centex Corp.	DUB	(1.000%)	03/20/2013	0.663%	13,000	(142)	(22)	(120)
CenturyTel, Inc.	JPM	(0.355%)	06/20/2010	0.263%	100	0	0	0
CSX Corp.	BCLY	(1.440%)	03/20/2018	0.528%	5,370	(354)	0	(354)
CSX Corp.	BNP	(1.000%)	03/20/2014	0.379%	250	(6)	3	(9)
Daimler Finance N.A. LLC	GSC	(3.200%)	06/20/2011	0.384%	8,050	(344)	0	(344)
Dominion Resources, Inc.	BOA	(0.780%)	06/20/2018	0.519%	5,950	(116)	0	(116)
Dow Chemical Co.	CITI	(1.000%)	06/20/2019	1.403%	2,500	77	226	(149)
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.315%	2,500	172	229	(57)
DR Horton, Inc.	BNP	(1.000%)	06/20/2016	2.342%	5,000	362	328	34
DR Horton, Inc.	GSC	(1.000%)	09/20/2014	2.111%	1,500	70	81	(11)
Embarq Corp.	DUB	(1.000%)	06/20/2013	0.496%	2,500	(44)	(6)	(38)
Embarq Corp.	DUB	(1.000%)	06/20/2016	0.739%	2,000	(32)	(32)	0
Freeport-McMoRan Corp.	GSC	(0.520%)	09/20/2011	0.156%	200	(1)	0	(1)
Humana, Inc.	BOA	(1.440%)	06/20/2018	1.959%	10,000	344	0	344
KB Home	BNP	(1.000%)	06/20/2015	3.253%	2,500	257	232	25
KB Home	DUB	(1.000%)	03/20/2014	3.001%	3,000	224	249	(25)
Ltd Brands, Inc.	BNP	(1.000%)	12/20/2014	2.106%	2,500	123	193	(70)
Marsh & McLennan Cos., Inc.	BOA	(0.900%)	06/20/2019	0.858%	2,000	(7)	0	(7)
Marsh & McLennan Cos., Inc.	CITI	(1.000%)	09/20/2015	0.697%	5,000	(82)	(141)	59
Masco Corp.	BCLY	(1.000%)	09/20/2012	1.486%	5,000	62	113	(51)
Morgan Stanley	BCLY	(4.000%)	03/20/2014	1.022%	2,600	(312)	0	(312)
Motorola, Inc.	JPM	(1.000%)	12/20/2012	1.038%	5,000	3	252	(249)
Newell Rubbermaid, Inc.	BOA	(0.660%)	06/20/2013	0.861%	10,000	65	0	65
Pearson Dollar Finance PLC	BCLY	(0.770%)	06/20/2018	0.639%	2,000	(20)	0	(20)
RR Donnelley & Sons Co.	BOA	(1.850%)	03/20/2017	1.835%	7,000	(12)	0	(12)
Ryder System, Inc.	CITI	(3.060%)	03/20/2013	0.742%	3,000	(221)	0	(221)
Ryland Group, Inc.	BCLY	(1.000%)	06/20/2017	1.899%	550	31	40	(9)
Ryland Group, Inc.	RBS	(1.000%)	06/20/2017	1.899%	500	27	37	(10)
Toll Brothers Finance Corp.	GSC	(1.000%)	12/20/2017	1.654%	2,100	89	55	34

						$(900)	$1,969	$(2,869)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	JPM	2.750%	03/20/2014	0.804%	$3,000	$237	$0	$237
American International Group, Inc.	BOA	5.000%	09/20/2011	5.403%	4,000	(18)	(200)	182
American International Group, Inc.	CITI	1.550%	03/20/2013	5.684%	1,000	(115)	0	(115)
American International Group, Inc.	DUB	0.890%	12/20/2012	5.659%	100	(13)	0	(13)
American International Group, Inc.	DUB	0.900%	12/20/2012	5.659%	300	(37)	0	(37)
American International Group, Inc.	JPM	2.062%	03/20/2013	5.684%	1,000	(101)	0	(101)
American International Group, Inc.	UBS	5.000%	09/20/2014	5.797%	1,000	(28)	(140)	112
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	1.340%	5,000	(18)	0	(18)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.630%	10,000	50	49	1
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.187%	400	(3)	(4)	1
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.630%	26,500	130	122	8
Canadian Natural Resources Ltd.	DUB	5.000%	06/20/2014	0.548%	7,000	1,340	370	970
CEMEX SAB de C.V.	CSFB	5.250%	09/20/2010	5.758%	5,000	67	0	67
Chesapeake Energy Corp.	BOA	5.000%	09/20/2014	3.414%	4,000	276	(320)	596
Chesapeake Energy Corp.	CITI	5.000%	09/20/2014	3.414%	7,300	504	(447)	951
Chesapeake Energy Corp.	DUB	5.000%	09/20/2014	3.414%	2,500	173	(200)	373
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	3.414%	5,000	345	(175)	520
Chesapeake Energy Corp.	GSC	5.000%	12/20/2014	3.591%	15,000	957	(406)	1,363
China Government International Bond	BCLY	0.770%	12/20/2014	0.681%	5,350	26	0	26
China Government International Bond	BOA	0.820%	12/20/2014	0.681%	1,300	9	0	9
Citigroup, Inc.	BNP	1.000%	12/20/2010	1.015%	5,200	15	3	12
Citigroup, Inc.	BOA	5.000%	09/20/2014	1.531%	17,000	2,582	402	2,180
Citigroup, Inc.	GSC	1.000%	12/20/2010	1.015%	7,300	2	(38)	40
Citigroup, Inc.	MSC	0.280%	09/20/2012	1.274%	700	(18)	0	(18)
Comcast Corp.	BCLY	1.610%	12/20/2013	0.831%	7,000	211	0	211
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.410%	100	1	0	1
El Paso Corp.	BOA	5.000%	09/20/2014	3.486%	3,000	198	(247)	445
El Paso Corp.	CITI	5.000%	09/20/2014	3.486%	4,000	264	(160)	424
El Paso Corp.	DUB	5.000%	09/20/2014	3.486%	2,500	165	(212)	377
El Paso Corp.	GSC	5.000%	09/20/2014	3.486%	10,000	659	(775)	1,434
El Paso Corp.	GSC	5.000%	12/20/2014	3.676%	13,000	780	(342)	1,122
Ford Motor Credit Co. LLC	DUB	4.700%	09/20/2011	3.076%	300	9	0	9
Ford Motor Credit Co. LLC	JPM	5.600%	06/20/2010	2.861%	100	1	0	1
Ford Motor Credit Co. LLC	JPM	2.650%	03/20/2012	3.444%	5,000	(77)	0	(77)
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	0.557%	300	3	0	3
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	1.542%	600	(16)	0	(16)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	1.590%	4,000	430	0	430
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.578%	12,500	1,778	(1,000)	2,778
General Electric Capital Corp.	BNP	4.750%	12/20/2013	1.590%	1,500	178	0	178
General Electric Capital Corp.	BNP	3.900%	03/20/2014	1.597%	10,000	913	0	913
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.468%	3,700	321	70	251
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.572%	4,800	867	0	867
General Electric Capital Corp.	BOA	5.000%	09/20/2014	1.584%	8,000	1,190	922	268
General Electric Capital Corp.	CITI	1.310%	03/20/2013	1.562%	1,000	(7)	0	(7)
General Electric Capital Corp.	CITI	6.950%	03/20/2013	1.562%	2,425	407	0	407
General Electric Capital Corp.	CITI	4.200%	03/20/2014	1.597%	10,000	1,031	0	1,031
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.584%	5,000	744	178	566
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.237%	700	(1)	(5)	4
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.542%	4,000	(52)	0	(52)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.590%	2,000	237	0	237
General Electric Capital Corp.	DUB	5.000%	09/20/2014	1.584%	22,000	3,272	2,068	1,204
General Electric Capital Corp.	GSC	5.700%	12/20/2013	1.590%	5,000	771	0	771
General Electric Capital Corp.	GSC	5.000%	09/20/2014	1.584%	4,000	595	160	435
General Electric Capital Corp.	JPM	5.000%	09/20/2014	1.584%	23,300	3,465	1,363	2,102
General Electric Capital Corp.	MLP	0.300%	06/20/2010	0.690%	200	0	0	0
General Electric Capital Corp.	MSC	5.000%	06/20/2014	1.578%	12,500	1,778	(1,000)	2,778
GMAC, Inc.	JPM	1.840%	06/20/2012	4.001%	500	(24)	0	(24)
Goldman Sachs Group, Inc.	BNP	1.000%	09/20/2011	0.649%	11,700	75	(126)	201
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	0.610%	3,500	18	(19)	37
International Game Technology	CSFB	0.350%	03/20/2010	0.261%	200	0	0	0
JSC Gazprom	UBS	4.450%	09/27/2010	1.283%	2,000	71	0	71
Korea Government Bond	BCLY	0.960%	12/20/2014	0.798%	400	3	0	3
MetLife, Inc.	DUB	2.073%	03/20/2013	1.270%	1,000	26	0	26
MetLife, Inc.	DUB	5.000%	06/20/2014	1.473%	9,000	1,331	(90)	1,421
MetLife, Inc.	DUB	5.000%	09/20/2014	1.530%	5,000	763	463	300
MetLife, Inc.	DUB	5.000%	09/20/2019	1.801%	9,200	2,220	1,118	1,102
MetLife, Inc.	GSC	1.000%	12/20/2014	1.580%	10,000	(258)	(560)	302
MetLife, Inc.	JPM	5.000%	06/20/2014	1.473%	6,000	887	(36)	923
MetLife, Inc.	JPM	5.000%	09/20/2014	1.530%	15,000	2,287	1,353	934
MetLife, Inc.	UBS	1.000%	03/20/2015	1.624%	850	(25)	(24)	(1)
Mexico Government International Bond	CITI	1.000%	12/20/2014	1.301%	400	(5)	(8)	3
Mexico Government International Bond	HSBC	1.690%	09/20/2014	1.205%	19,000	499	0	499
Mexico Government International Bond	JPM	0.840%	09/20/2010	0.560%	11,000	50	0	50
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.653%	3,000	11	(4)	15
Morgan Stanley	UBS	1.000%	12/20/2010	0.718%	3,800	12	10	2
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	0.746%	8,000	945	0	945
Prudential Financial, Inc.	CITI	1.000%	12/20/2010	0.603%	7,000	30	(11)	41
RRI Energy, Inc.	MSC	5.000%	12/20/2014	5.646%	10,000	(238)	(1,000)	762
Russia Government International Bond	BCLY	1.000%	09/20/2010	0.682%	29,100	155	0	155
Russia Government International Bond	DUB	1.012%	09/20/2010	0.682%	15,000	82	0	82
SLM Corp.	BCLY	5.000%	12/20/2013	4.981%	4,000	10	(690)	700
SLM Corp.	BCLY	5.000%	03/20/2014	5.055%	5,000	0	(525)	525
SLM Corp.	BOA	5.000%	12/20/2010	3.754%	3,500	48	(359)	407
SLM Corp.	BOA	5.000%	06/20/2011	4.035%	4,000	62	(190)	252
SLM Corp.	BOA	5.000%	09/20/2011	4.133%	21,700	350	(1,487)	1,837
SLM Corp.	BOA	5.000%	12/20/2012	4.539%	3,000	43	(165)	208
SLM Corp.	CITI	5.000%	09/20/2011	4.133%	8,000	129	(360)	489
SLM Corp.	CITI	5.000%	12/20/2013	4.981%	10,000	26	(1,050)	1,076
SLM Corp.	DUB	5.000%	03/20/2010	3.567%	3,700	19	(139)	158
SLM Corp.	JPM	5.000%	09/20/2011	4.133%	8,000	129	(960)	1,089
SLM Corp.	MSC	5.000%	09/20/2011	4.133%	3,000	48	(180)	228
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.765%	6,600	74	49	25
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	0.857%	500	(1)	0	(1)
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.705%	1,000	9	(21)	30
Wells Fargo & Co.	BNP	1.000%	12/20/2010	0.554%	5,000	23	14	9
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.762%	5,000	44	(126)	170
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.705%	500	4	(12)	16

						$36,409	$(5,099)	$41,508

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	$108,128	$(867)	$176	$(1,043)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	148,701	(1,191)	248	(1,439)
CDX.IG-13 5-Year Index	MSC	(1.000%)	12/20/2014	38,200	(264)	(40)	(224)

					$(2,322)	$384	$(2,706)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	900	$(3)	$1	$(4)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		318,000	(1,015)	426	(1,441)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		200,000	(679)	300	(979)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		200,000	(679)	328	(1,007)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		250,000	45	499	(454)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		87,400	492	(33)	525
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		200,000	1,231	0	1,231
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	DUB	AUD	68,700	438	225	213
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	GSC		427,750	2,725	482	2,243
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	RBC		532,100	3,391	1,807	1,584
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BCLY		$14,300	446	333	113
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		300	15	10	5
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	445	(85)	530
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	GSC		5,700	592	(94)	686
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	JPM		44,000	4,564	265	4,299
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	19	(10)	29
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	8	9	(1)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		243,800	580	200	380
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		19,100	45	16	29
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY		383,900	186	263	(77)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BOA		85,000	41	40	1
Pay	28-Day MXN TIIE	8.300%	02/07/2019	JPM		100,300	49	83	(34)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MSC		63,100	30	53	(23)

							$12,966	$5,118	$7,848

(i) Purchased options outstanding on December 31, 2009:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	200	$10	$15
Put - OTC EUR versus USD		1.375	05/21/2010		200	10	4
Call - OTC EUR versus USD		1.372	06/03/2010		100	5	8
Put - OTC EUR versus USD		1.372	06/03/2010		100	5	3
Call - OTC USD versus JPY	JPY	106.000	03/31/2010		$18,300	341	22

						$371	$52

(j) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$120.000	02/19/2010	17	$7	$1
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	17	4	18

				$11	$19

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	19,800	$139	$69
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		$72,900	656	23
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		72,900	394	1,203
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		5,000	45	13
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		1,200	7	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		1,200	8	20
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		16,400	233	30
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		34,800	274	660
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		29,400	370	54
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		50,600	412	959
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		59,100	260	976
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		42,000	449	109
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		78,600	664	1,490
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		39,400	378	13
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		17,400	144	18
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		17,400	75	191
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		101,500	1,140	185
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		62,100	625	1,177
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		151,000	1,582	390
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		50,000	396	148
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		234,000	2,320	1,311

								$10,571	$9,039

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	80.000	03/31/2010	$18,300	$325	$9

Inflation Cap

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial -1) - 2.500%) or $0	12/14/2010	$15,000	$60	$65

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	246	01/2010	BCLY	$1	$0	$1
Sell		1,982	01/2010	CSFB	32	0	32
Buy		3,322	01/2010	RBC	0	(76)	(76)
Buy		32,397	01/2010	RBS	0	(956)	(956)
Sell	BRL	7,599	02/2010	DUB	0	(18)	(18)
Buy		87,264	02/2010	RBC	2,868	0	2,868
Buy	CAD	8,947	01/2010	JPM	150	0	150
Buy	CLP	27,495	02/2010	JPM	5	0	5
Sell	CNY	10,937	03/2010	BCLY	8	0	8
Buy		92,325	03/2010	BOA	0	(208)	(208)
Sell		17,737	03/2010	CITI	13	0	13
Sell		45,589	03/2010	DUB	32	0	32
Sell		18,062	03/2010	MSC	13	0	13
Buy		235,515	08/2010	HSBC	0	(96)	(96)
Buy		10,693	11/2010	BCLY	0	(14)	(14)
Buy		17,340	11/2010	CITI	0	(24)	(24)
Buy		44,732	11/2010	DUB	0	(71)	(71)
Buy		17,614	11/2010	MSC	0	(31)	(31)
Buy	EUR	7,054	01/2010	GSC	0	(40)	(40)
Sell		16,322	02/2010	RBS	826	0	826
Sell		89,665	03/2010	GSC	1,718	0	1,718
Sell	GBP	53,090	01/2010	CITI	2,550	0	2,550
Buy		23,619	01/2010	GSC	340	0	340
Buy	IDR	168,000,000	09/2010	RBS	602	0	602
Buy	INR	830,370	03/2010	HSBC	0	(64)	(64)
Buy	JPY	244,180	01/2010	DUB	0	(100)	(100)
Buy	KRW	4,772,528	02/2010	CITI	50	0	50
Buy		19,440,000	02/2010	DUB	475	0	475
Buy		1,361,000	07/2010	BCLY	11	0	11
Buy		2,700,719	07/2010	DUB	24	0	24
Buy		2,243,619	07/2010	MSC	14	0	14
Buy		5,370,354	08/2010	MSC	8	0	8
Buy		2,415,093	11/2010	BCLY	0	(14)	(14)
Buy		1,320,214	11/2010	CITI	0	(11)	(11)
Buy	MXN	2,787	04/2010	GSC	5	0	5
Buy		3,750	04/2010	HSBC	0	0	0
Buy		2,823	04/2010	JPM	0	(2)	(2)
Buy		420,116	04/2010	UBS	694	0	694
Buy	SGD	8,083	02/2010	JPM	0	(72)	(72)
Buy		10,963	03/2010	BCLY	0	(97)	(97)
Buy		8,318	03/2010	MSC	0	(60)	(60)
Buy		4,481	03/2010	RBS	0	(34)	(34)
Buy		13,628	06/2010	CITI	0	(141)	(141)
Buy	TWD	139	06/2010	BOA	0	0	0
Buy		163	06/2010	DUB	0	0	0
Buy		179	06/2010	MSC	0	0	0
Buy		23	10/2010	BCLY	0	0	0
Buy		66	10/2010	CITI	0	0	0
Buy	ZAR	153	02/2010	CITI	1	0	1

					$10,440	$(2,129)	$8,311

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$5,552,424	$3,638	$5,556,062
Other Investments+++	87,096	796,345	0	883,441

Investments, at value	$87,096	$6,348,769	$3,638	$6,439,503
Financial Derivative Instruments++++	$(2,614)	$43,025	$(65)	$40,346

Total	$84,482	$6,391,794	$3,573	$6,479,849

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$3,640	$9	$3	$(53)	$39	$3,638	$(54)
Financial Derivative Instruments++++	$0	$(60)	$0	$0	$(5)	$0	$(65)	$(5)

Total	$0	$3,580	$9	$3	$(58)	$39	$3,573	$(59)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Long Duration Total Return Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Daimler Finance North America LLC
4.240% due 08/03/2012		$977	$956

Total Bank Loan Obligations (Cost $952)			956

CORPORATE BONDS & NOTES 46.1%
BANKING & FINANCE 18.9%
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		735	601
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	107
American Express Bank FSB
6.000% due 09/13/2017		200	208
American Express Co.
5.500% due 09/12/2016		300	307
6.150% due 08/28/2017		1,800	1,884
8.150% due 03/19/2038		11,200	14,057
American General Finance Corp.
5.625% due 08/17/2011		475	414
6.900% due 12/15/2017		200	139
American International Group, Inc.
0.321% due 01/29/2010		1,400	1,399
4.700% due 10/01/2010		295	295
5.050% due 10/01/2015		2,000	1,670
5.850% due 01/16/2018		3,000	2,465
6.250% due 05/01/2036		7,080	5,271
6.250% due 03/15/2087		2,100	1,165
8.175% due 05/15/2068		3,400	2,269
8.250% due 08/15/2018		1,900	1,786
Anadarko Finance Co.
7.500% due 05/01/2031		14,970	16,841
Asian Development Bank
5.820% due 06/16/2028		500	529
Bank of America Corp.
0.602% due 08/15/2016		100	87
5.650% due 05/01/2018		3,300	3,357
5.750% due 12/01/2017		1,550	1,590
6.000% due 09/01/2017		200	208
Bank of America N.A.
6.000% due 10/15/2036		17,990	17,441
Bank One Corp.
7.625% due 10/15/2026		95	108
8.000% due 04/29/2027		100	121
Barclays Bank PLC
6.050% due 12/04/2017		1,100	1,121
7.434% due 09/29/2049		4,700	4,348
10.179% due 06/12/2021		11,560	14,948
Barrick International Bank Corp.
6.350% due 10/15/2036		10,490	10,689
Bear Stearns Cos. LLC
0.444% due 11/28/2011		100	100
0.482% due 08/15/2011		100	100
0.511% due 01/31/2011		2,200	2,204
7.250% due 02/01/2018		3,000	3,449
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		230	241
BNP Paribas
0.705% due 06/04/2010		2,300	2,305
5.186% due 06/29/2049		7,000	5,773
Caterpillar Financial Services Corp.
1.001% due 06/24/2011		8,400	8,473
Chubb Corp.
6.500% due 05/15/2038		200	221
Citigroup Capital XXI
8.300% due 12/21/2077		100	97
Citigroup Funding, Inc.
1.325% due 05/07/2010		3,300	3,308
Citigroup, Inc.
0.421% due 05/18/2010		100	100
5.500% due 04/11/2013		500	519
5.850% due 12/11/2034		220	195
5.875% due 05/29/2037		500	442
6.000% due 08/15/2017		3,700	3,704
6.125% due 08/25/2036		2,350	2,021
6.625% due 06/15/2032		4,250	3,875
6.875% due 03/05/2038		21,600	21,624
8.125% due 07/15/2039		13,200	14,943
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	1,890
ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036		2,700	2,731
Countrywide Financial Corp.
5.800% due 06/07/2012		300	319
Credit Agricole S.A.
0.304% due 05/28/2010		200	200
6.637% due 05/29/2049		5,800	4,785
8.375% due 10/29/2049		10,000	10,634
Credit Suisse New York
6.000% due 02/15/2018		3,800	3,982
Credit Suisse USA, Inc.
6.125% due 11/15/2011		100	108
Fifth Third Bancorp
6.250% due 05/01/2013		255	263
General Electric Capital Corp.
0.342% due 08/15/2011		100	99
5.875% due 01/14/2038		40,550	37,668
6.150% due 08/07/2037		255	242
6.375% due 11/15/2067		6,150	5,374
6.750% due 03/15/2032		7,180	7,342
6.875% due 01/10/2039		21,600	22,377
Goldman Sachs Group, Inc.
0.351% due 06/28/2010		1,900	1,901
0.458% due 02/06/2012		500	497
5.300% due 02/14/2012		380	403
5.750% due 10/01/2016		200	211
5.950% due 01/18/2018		1,500	1,586
6.125% due 02/15/2033		3,900	3,929
6.150% due 04/01/2018		7,600	8,149
6.250% due 09/01/2017		15,300	16,433
6.450% due 05/01/2036		900	889
6.750% due 10/01/2037		25,185	25,969
7.500% due 02/15/2019		3,400	3,970
HBOS PLC
6.750% due 05/21/2018		8,500	7,899
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	371
5.875% due 11/01/2034		230	224
7.000% due 01/15/2039		13,950	15,679
HSBC Capital Funding LP
4.610% due 12/29/2049		600	514
9.547% due 12/29/2049		500	520
HSBC Finance Corp.
0.524% due 05/10/2010		1,000	1,000
5.700% due 06/01/2011		400	418
HSBC Holdings PLC
6.500% due 05/02/2036		2,040	2,146
6.500% due 09/15/2037		7,900	8,281
6.800% due 06/01/2038		2,800	3,049
John Deere Capital Corp.
1.006% due 06/10/2011		11,700	11,815
JPMorgan Chase & Co.
0.382% due 05/16/2011		100	100
6.000% due 01/15/2018		2,000	2,153
6.400% due 05/15/2038		18,505	20,440
7.900% due 04/29/2049		2,900	3,001
JPMorgan Chase Capital XV
5.875% due 03/15/2035		17,000	15,178
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		11,500	11,206
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,710	1,572
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		7,550	6,950
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 (a)		1,200	240
Lincoln National Corp.
6.300% due 10/09/2037		400	367
Lloyds TSB Bank PLC
12.000% due 12/29/2049		3,500	3,437
Merrill Lynch & Co., Inc.
0.482% due 07/25/2011		300	296
0.498% due 02/05/2010		100	100
6.050% due 08/15/2012		335	359
6.110% due 01/29/2037		200	185
6.400% due 08/28/2017		10,900	11,488
6.875% due 04/25/2018		8,400	9,065
7.750% due 05/14/2038		400	441
MetLife, Inc.
5.700% due 06/15/2035		7,400	7,332
Metropolitan Life Global Funding I
0.312% due 05/17/2010		1,500	1,499
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	103
Morgan Stanley
0.374% due 01/15/2010		300	300
0.534% due 01/18/2011		300	299
0.564% due 01/15/2010		200	200
2.372% due 05/14/2010		3,300	3,324
5.550% due 04/27/2017		200	201
5.625% due 01/09/2012		575	607
5.625% due 09/23/2019		1,400	1,413
6.250% due 08/28/2017		14,000	14,632
6.625% due 04/01/2018		10,100	10,937
7.250% due 04/01/2032		2,100	2,396
National City Bank
5.800% due 06/07/2017		380	381
6.200% due 12/15/2011		250	266
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		520	624
New York Life Insurance Co.
6.750% due 11/15/2039		5,300	5,438
PNC Funding Corp.
5.500% due 09/28/2012		130	138
PNC Preferred Funding Trust I
8.700% due 03/29/2049		200	205
Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	1,028
Rabobank Capital Funding II
5.260% due 12/29/2049		8,000	6,680
Rabobank Nederland NV
11.000% due 06/29/2049		17,675	21,610
RBS Capital Trust II
6.425% due 12/29/2049		9,690	5,959
Resona Bank Ltd.
5.850% due 09/29/2049		100	87
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		18,700	18,654
7.648% due 08/29/2049		2,850	1,942
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		13,000	11,702
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		500	477
SunTrust Banks, Inc.
6.000% due 09/11/2017		505	501
Svenska Handelsbanken AB
1.254% due 09/14/2012		5,300	5,277
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		8,900	9,230
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		5,400	6,198
U.S. Trade Funding Corp.
4.260% due 11/15/2014		10,346	11,138
UBS AG
5.750% due 04/25/2018		10,600	10,809
5.875% due 12/20/2017		100	103
UBS Preferred Funding Trust V
6.243% due 05/29/2049		4,200	3,328
Wachovia Bank N.A.
1.172% due 05/14/2010		3,400	3,411
5.850% due 02/01/2037		1,050	1,008
6.600% due 01/15/2038		22,300	23,614
Wachovia Corp.
5.500% due 08/01/2035		160	142
5.625% due 10/15/2016		100	102
Wells Fargo & Co.
5.375% due 02/07/2035		100	93
5.625% due 12/11/2017		2,000	2,084
7.980% due 03/29/2049		3,200	3,224
Wells Fargo Bank N.A.
5.950% due 08/26/2036		12,400	12,143
Wells Fargo Capital X
5.950% due 12/15/2086		2,000	1,750
Wells Fargo Capital XIII
7.700% due 12/29/2049		4,935	4,812
Westpac Banking Corp.
0.444% due 12/14/2012		10,000	9,997

			706,962

INDUSTRIALS 14.4%
Altria Group, Inc.
9.950% due 11/10/2038		4,355	5,693
10.200% due 02/06/2039		2,200	2,943
Amgen, Inc.
6.150% due 06/01/2018		4,900	5,437
6.375% due 06/01/2037		6,600	7,228
6.400% due 02/01/2039		2,825	3,111
6.900% due 06/01/2038		300	350
Anadarko Petroleum Corp.
6.450% due 09/15/2036		8,525	8,932
7.950% due 06/15/2039		300	372
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037		500	531
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039		5,000	6,245
8.200% due 01/15/2039		3,300	4,186
Apache Corp.
6.000% due 01/15/2037		6,000	6,406
ArcelorMittal
7.000% due 10/15/2039		6,000	6,338
AstraZeneca PLC
6.450% due 09/15/2037		5,485	6,199
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039		5,100	4,995
Barrick Gold Corp.
5.800% due 11/15/2034		10	9
Baxter International, Inc.
6.250% due 12/01/2037		1,780	1,952
Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037		450	475
6.200% due 08/15/2036		500	533
6.530% due 07/15/2037		200	209
Canadian National Railway Co.
6.375% due 11/15/2037		400	447
Canadian Natural Resources Ltd.
5.850% due 02/01/2035		2,090	2,053
6.250% due 03/15/2038		1,400	1,454
6.450% due 06/30/2033		100	105
6.500% due 02/15/2037		250	266
6.750% due 02/01/2039		6,225	6,904
Caterpillar, Inc.
6.050% due 08/15/2036		4,940	5,285
Cenovus Energy, Inc.
6.750% due 11/15/2039		5,900	6,453
Cisco Systems, Inc.
5.500% due 01/15/2040		2,000	1,919
CODELCO, Inc.
7.500% due 01/15/2019		200	235
Colorado Interstate Gas Co.
6.850% due 06/15/2037		1,300	1,341
Comcast Corp.
6.400% due 05/15/2038		1,070	1,105
6.450% due 03/15/2037		300	310
6.550% due 07/01/2039		8,700	9,151
6.950% due 08/15/2037		800	875
7.050% due 03/15/2033		10,990	12,035
Conoco Funding Co.
7.250% due 10/15/2031		10	12
Covidien International Finance S.A.
6.550% due 10/15/2037		500	561
Cox Communications, Inc.
6.450% due 12/01/2036		300	301
8.375% due 03/01/2039		5,250	6,558
CSX Corp.
6.150% due 05/01/2037		800	813
7.450% due 04/01/2038		4,200	4,981
CVS Caremark Corp.
0.556% due 06/01/2010		100	100
6.125% due 09/15/2039		1,200	1,193
CVS Pass-Through Trust
6.036% due 12/10/2028		153	145
7.507% due 01/10/2032		16,600	17,436
Daimler Finance North America LLC
8.500% due 01/18/2031		8,141	10,031
Devon Energy Corp.
7.950% due 04/15/2032		6,200	7,905
Devon Financing Corp. ULC
7.875% due 09/30/2031		3,755	4,718
Dow Chemical Co.
9.400% due 05/15/2039		5,000	6,631
Eli Lilly & Co.
5.550% due 03/15/2037		35	36
Enbridge Energy Partners LP
6.300% due 12/15/2034		900	871
EnCana Corp.
6.500% due 08/15/2034		1,850	1,989
6.500% due 02/01/2038		9,550	10,434
6.625% due 08/15/2037		1,600	1,742
Energy Transfer Partners LP
6.625% due 10/15/2036		6,500	6,507
7.500% due 07/01/2038		2,100	2,308
Enterprise Products Operating LLC
5.750% due 03/01/2035		600	559
EOG Resources, Inc.
5.875% due 09/15/2017		1,900	2,072
Gaz Capital S.A.
7.288% due 08/16/2037		5,100	4,731
8.625% due 04/28/2034		1,510	1,662
Georgia-Pacific LLC
7.750% due 11/15/2029		80	79
GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034		4,100	3,997
6.375% due 05/15/2038		11,700	13,007
HCA, Inc.
9.250% due 11/15/2016		100	108
Hess Corp.
7.300% due 08/15/2031		1,300	1,482
Hewlett-Packard Co.
0.366% due 03/01/2012		100	100
HJ Heinz Finance Co.
7.125% due 08/01/2039		3,750	4,254
International Business Machines Corp.
5.600% due 11/30/2039		1,210	1,221
KeySpan Corp.
5.803% due 04/01/2035		120	114
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		4,450	4,136
6.500% due 02/01/2037		700	708
6.500% due 09/01/2039		14,400	14,560
6.950% due 01/15/2038		16,260	17,385
7.300% due 08/15/2033		3,000	3,282
7.400% due 03/15/2031		300	329
Kraft Foods, Inc.
0.772% due 08/11/2010		600	600
7.000% due 08/11/2037		900	962
Kroger Co.
7.500% due 04/01/2031		200	233
Lockheed Martin Corp.
7.750% due 05/01/2026		7	8
Marathon Oil Corp.
6.600% due 10/01/2037		900	958
McDonald’s Corp.
5.700% due 02/01/2039		55	56
Meccanica Holdings USA
6.250% due 01/15/2040		2,900	2,913
Merck & Co., Inc.
5.750% due 11/15/2036		55	57
5.850% due 06/30/2039		5,300	5,598
Monsanto Co.
5.875% due 04/15/2038		100	104
Newmont Mining Corp.
6.250% due 10/01/2039		2,700	2,712
News America, Inc.
6.200% due 12/15/2034		300	302
Norfolk Southern Corp.
7.050% due 05/01/2037		2,300	2,721
7.250% due 02/15/2031		220	257
Novartis Securities Investment Ltd.
5.125% due 02/10/2019		2,500	2,631
Nucor Corp.
6.400% due 12/01/2037		3,000	3,232
ONEOK Partners LP
6.850% due 10/15/2037		4,600	4,826
Oracle Corp.
6.125% due 07/08/2039		2,400	2,529
6.500% due 04/15/2038		4,200	4,628
Pemex Project Funding Master Trust
6.625% due 06/15/2035		520	496
6.625% due 06/15/2038		3,600	3,368
Petrobras International Finance Co.
6.875% due 01/20/2040		7,600	7,848
7.875% due 03/15/2019		500	579
Petro-Canada
5.950% due 05/15/2035		300	297
Pfizer, Inc.
7.200% due 03/15/2039		17,800	21,825
Philip Morris International, Inc.
6.375% due 05/16/2038		4,200	4,555
Plains All American Pipeline LP
6.650% due 01/15/2037		700	716
Reynolds American, Inc.
7.250% due 06/15/2037		700	707
Roche Holdings, Inc.
7.000% due 03/01/2039		16,900	20,517
Rockies Express Pipeline LLC
6.850% due 07/15/2018		200	221
7.500% due 07/15/2038		3,100	3,538
Rohm and Haas Co.
6.000% due 09/15/2017		100	103
Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026		7,000	7,436
Suncor Energy, Inc.
6.500% due 06/15/2038		2,800	2,952
6.850% due 06/01/2039		12,500	13,817
Target Corp.
6.500% due 10/15/2037		1,600	1,760
7.000% due 01/15/2038		22,140	25,918
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		3,000	3,213
7.625% due 04/01/2037		150	169
8.375% due 06/15/2032		3,600	4,293
Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036		1,000	1,036
Time Warner Cable, Inc.
6.550% due 05/01/2037		7,650	7,820
6.750% due 06/15/2039		200	210
7.300% due 07/01/2038		2,825	3,142
Time Warner, Inc.
5.875% due 11/15/2016		100	108
6.500% due 11/15/2036		100	105
7.700% due 05/01/2032		70	82
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		400	424
7.250% due 08/15/2038		8,100	9,581
7.625% due 01/15/2039		10,500	12,974
Transocean, Inc.
6.800% due 03/15/2038		2,775	3,113
Union Pacific Corp.
6.150% due 05/01/2037		400	414
United Technologies Corp.
6.125% due 07/15/2038		3,500	3,805
UnitedHealth Group, Inc.
6.625% due 11/15/2037		7,400	7,437
6.875% due 02/15/2038		1,800	1,866
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,700	1,810
UST, Inc.
5.750% due 03/01/2018		600	586
Vale Overseas Ltd.
6.875% due 11/21/2036		1,210	1,212
Viacom, Inc.
6.875% due 04/30/2036		750	814
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		8,700	9,628
6.500% due 08/15/2037		11,000	12,561
Weyerhaeuser Co.
7.375% due 03/15/2032		6,400	6,084
XTO Energy, Inc.
6.100% due 04/01/2036		1,520	1,647
6.375% due 06/15/2038		800	901
6.750% due 08/01/2037		6,350	7,505
Yum! Brands, Inc.
6.875% due 11/15/2037		100	108

			535,768

UTILITIES 12.8%
AEP Texas Central Co.
6.650% due 02/15/2033		1,800	1,872
Alabama Power Co.
6.125% due 05/15/2038		5,400	5,787
Appalachian Power Co.
6.700% due 08/15/2037		2,510	2,669
7.000% due 04/01/2038		1,900	2,097
AT&T Corp.
8.000% due 11/15/2031		40,870	50,024
AT&T, Inc.
6.300% due 01/15/2038		13,750	14,013
6.400% due 05/15/2038		1,100	1,134
6.500% due 09/01/2037		450	468
6.550% due 02/15/2039		3,500	3,700
BellSouth Corp.
6.550% due 06/15/2034		365	376
British Telecommunications PLC
9.625% due 12/15/2030		730	933
Carolina Power & Light Co.
6.300% due 04/01/2038		800	867
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		2,900	3,157
Columbus Southern Power Co.
5.850% due 10/01/2035		100	97
6.600% due 03/01/2033		65	68
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038		19,190	21,952
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		30,327	39,109
9.250% due 06/01/2032		3,700	4,937
Duke Energy Carolinas LLC
6.000% due 01/15/2038		4,500	4,775
6.050% due 04/15/2038		2,000	2,137
6.450% due 10/15/2032		3,080	3,366
Duke Energy Indiana, Inc.
6.450% due 04/01/2039		700	783
Duke Energy Ohio, Inc.
5.400% due 06/15/2033		110	102
EDF S.A.
5.500% due 01/26/2014		100	109
6.500% due 01/26/2019		100	112
6.950% due 01/26/2039		13,570	16,104
Embarq Corp.
7.082% due 06/01/2016		5,000	5,530
Enel Finance International S.A.
6.000% due 10/07/2039		14,000	14,123
6.800% due 09/15/2037		1,500	1,664
Exelon Generation Co. LLC
6.200% due 10/01/2017		600	644
FirstEnergy Corp.
7.375% due 11/15/2031		9,350	10,163
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		12,500	12,665
Florida Power & Light Co.
5.625% due 04/01/2034		100	101
5.850% due 02/01/2033		60	61
5.950% due 02/01/2038		200	211
5.960% due 04/01/2039		5,000	5,282
Florida Power Corp.
6.350% due 09/15/2037		200	218
6.400% due 06/15/2038		1,300	1,424
France Telecom S.A.
8.500% due 03/01/2031		12,975	17,316
Georgia Power Co.
5.950% due 02/01/2039		3,000	3,143
Indiana Michigan Power Co.
6.050% due 03/15/2037		800	798
Koninklijke KPN NV
8.375% due 10/01/2030		3,000	3,769
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		4,330	4,449
6.500% due 09/15/2037		7,200	7,769
NGPL PipeCo. LLC
7.119% due 12/15/2017		200	221
7.768% due 12/15/2037		18,275	21,121
Northern States Power Co.
5.350% due 11/01/2039		2,000	1,937
Ohio Power Co.
6.000% due 06/01/2016		20	21
6.600% due 02/15/2033		30	31
Oncor Electric Delivery Co.
7.000% due 09/01/2022		3,450	3,844
7.250% due 01/15/2033		3,000	3,417
Pacific Gas & Electric Co.
5.800% due 03/01/2037		1,000	1,017
6.050% due 03/01/2034		12,870	13,480
6.250% due 03/01/2039		4,100	4,409
6.350% due 02/15/2038		15,700	17,083
PacifiCorp
5.750% due 04/01/2037		60	61
6.000% due 01/15/2039		2,040	2,151
6.100% due 08/01/2036		60	63
6.250% due 10/15/2037		105	114
Pennsylvania Electric Co.
6.150% due 10/01/2038		2,400	2,347
Progress Energy, Inc.
7.750% due 03/01/2031		4,500	5,306
PSEG Power LLC
8.625% due 04/15/2031		600	778
Public Service Co. of Colorado
6.250% due 09/01/2037		235	258
6.500% due 08/01/2038		5,200	5,850
Public Service Electric & Gas Co.
5.800% due 05/01/2037		145	150
Qwest Corp.
7.500% due 06/15/2023		100	95
7.625% due 06/15/2015		100	104
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		850	851
Sierra Pacific Power Co.
6.750% due 07/01/2037		3,600	3,827
Southern California Edison Co.
5.550% due 01/15/2037		400	399
5.625% due 02/01/2036		2,000	2,016
5.950% due 02/01/2038		7,710	8,128
6.000% due 01/15/2034		3,800	4,017
6.050% due 03/15/2039		2,900	3,101
Telecom Italia Capital S.A.
7.200% due 07/18/2036		2,880	3,143
7.721% due 06/04/2038		3,100	3,580
Telefonica Emisiones SAU
7.045% due 06/20/2036		7,100	8,133
Telefonica Europe BV
8.250% due 09/15/2030		245	306
Verizon Communications, Inc.
5.850% due 09/15/2035		3,062	2,996
6.400% due 02/15/2038		300	315
6.900% due 04/15/2038		17,400	19,348
7.350% due 04/01/2039		8,300	9,660
8.950% due 03/01/2039		7,900	10,723
Verizon Global Funding Corp.
7.750% due 12/01/2030		500	589
Virginia Electric and Power Co.
6.000% due 01/15/2036		20	21
6.000% due 05/15/2037		5,100	5,299
6.350% due 11/30/2037		3,600	3,943
8.875% due 11/15/2038		13,250	18,764
Vodafone Group PLC
6.150% due 02/27/2037		12,010	12,553

			475,648

Total Corporate Bonds & Notes (Cost $1,579,174)			1,718,378

MUNICIPAL BONDS & NOTES 3.3%
Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039		2,700	2,621
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039		1,300	1,313
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049		11,000	10,518
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037		100	90
Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039		5,900	5,838
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		600	637
Colorado State Certificates of Participation Bonds, Series 2009
6.650% due 09/15/2045		1,000	1,003
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036		1,500	1,540
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		1,100	1,112
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038		13,900	14,059
Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
5.621% due 08/15/2044		2,100	2,053
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034		6,600	6,599
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042		5,450	5,268
Detroit, Michigan Revenue Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2029		250	252
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046		7,900	7,960
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038		300	258
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		200	149
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		150	129
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023		100	101
4.500% due 07/01/2024		1,300	1,306
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041		2,100	2,103
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040		8,600	9,638
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.750% due 06/15/2041		9,700	9,292
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.752% due 06/15/2031		2,000	2,275
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027		1,000	1,070
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049		2,900	3,015
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	301
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		800	45
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032		1,600	1,548
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039		10,000	10,040
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		100	100
Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029		2,000	2,021
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.807% due 02/15/2031		1,300	1,546
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.740% due 02/01/2027		1,000	1,189
9.839% due 10/01/2031		2,400	2,831
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049		8,100	7,881
University of Toledo, Ohio Revenue Bonds, Series 2009
7.875% due 06/01/2031		2,000	1,997
West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034		700	720
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		2,395	1,916

Total Municipal Bonds & Notes (Cost $117,882)			122,334

U.S. GOVERNMENT AGENCIES 19.3%
Fannie Mae
0.000% due 06/01/2017 - 03/23/2028		81,000	59,182
0.291% due 07/25/2037		218	197
0.361% due 03/25/2036		71	60
0.431% due 10/27/2037		2,400	2,280
0.631% due 09/25/2032		198	187
0.731% due 02/25/2032		15	15
1.832% due 06/01/2043		523	522
2.746% due 12/01/2033		118	123
3.219% due 09/01/2035		146	149
3.855% due 05/25/2035		3,460	3,435
4.000% due 02/25/2019		100	102
4.300% due 08/18/2010		10	10
4.500% due 08/01/2035		362	378
4.600% due 06/05/2018		5,900	6,044
5.000% due 03/15/2016 - 01/01/2040		47,611	50,869
5.340% due 11/01/2035		372	392
5.500% due 12/01/2032 - 01/01/2040		60,258	63,119
5.500% due 11/01/2036 (h)		2,448	2,568
5.625% due 04/17/2028 - 07/15/2037		73,125	77,049
5.750% due 04/12/2022		4,600	4,641
5.800% due 02/09/2026		500	503
5.900% due 07/25/2042		29	31
6.000% due 10/25/2021 - 01/01/2038		21,655	22,453
6.050% due 02/25/2044		500	547
6.080% due 09/01/2028		1,800	2,004
6.210% due 08/06/2038		12,900	14,876
6.501% due 05/25/2032		80	79
7.125% due 01/15/2030		425	538
7.250% due 05/15/2030		8	10
8.100% due 08/12/2019		200	257
Federal Farm Credit Bank
4.125% due 04/15/2010		15	15
4.180% due 09/22/2010		15	15
5.125% due 07/09/2029		500	496
5.410% due 04/17/2036		20,000	20,371
5.750% due 12/07/2028		20	22
Federal Home Loan Bank
3.660% due 09/30/2010		10	10
4.500% due 09/13/2019		11,000	11,237
5.250% due 08/15/2022		460	475
5.500% due 07/15/2036		5,855	6,028
6.640% due 12/13/2016		50	59
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019		72,274	50,564
Freddie Mac
0.383% due 07/15/2019 - 10/15/2020		1,804	1,780
0.463% due 02/15/2019		986	987
0.583% due 12/15/2030		144	143
0.633% due 01/15/2033		35	35
0.733% due 09/15/2030		10	10
1.832% due 10/25/2044 - 02/25/2045		134	127
3.165% due 10/01/2035		217	223
3.750% due 03/27/2019		12,000	11,788
4.250% due 09/15/2024		67	67
4.500% due 03/15/2016		3,437	3,516
4.871% due 06/01/2035		378	395
4.976% due 04/01/2035		322	337
5.000% due 02/15/2020 - 12/01/2038		9,889	10,092
5.250% due 04/18/2016		2,000	2,203
5.400% due 03/17/2021		500	532
5.500% due 02/15/2024 - 10/15/2035		809	824
6.000% due 06/15/2035 - 10/01/2037		7,668	8,203
6.500% due 10/25/2043		191	207
8.250% due 06/01/2016		130	156
Ginnie Mae
4.375% due 05/20/2030		233	240
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033		76,297	79,749
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030		148,000	68,101
Resolution Funding Corp.
0.000% due 04/15/2028		500	191
Small Business Administration
5.290% due 12/01/2027		1,660	1,768
5.510% due 11/01/2027		433	464
7.449% due 08/01/2010		13	13
Tennessee Valley Authority
0.000% due 04/15/2042 (c)		500	490
4.500% due 04/01/2018		3,000	3,058
4.875% due 01/15/2048		4,050	3,711
5.375% due 04/01/2056		8,383	8,338
5.500% due 07/18/2017 - 06/15/2038		26,900	28,333
5.880% due 04/01/2036		21,000	22,508
7.125% due 05/01/2030		50,000	61,507

Total U.S. Government Agencies (Cost $737,455)			722,008

U.S. TREASURY OBLIGATIONS 27.0%
U.S. Treasury Bonds
4.250% due 05/15/2039 (h)		78,820	73,968
4.375% due 02/15/2038		25,400	24,392
4.375% due 11/15/2039		42,000	40,215
4.500% due 02/15/2036 (h)		70,900	69,859
4.500% due 05/15/2038		9,100	8,914
4.500% due 08/15/2039 (h)		96,200	94,051
5.250% due 11/15/2028		81,600	88,447
5.375% due 02/15/2031		67,000	74,056
5.500% due 08/15/2028		35,350	39,404
6.000% due 02/15/2026		28,500	33,349
6.125% due 11/15/2027		47,600	56,718
6.250% due 08/15/2023		4,300	5,137
6.500% due 11/15/2026		63,500	78,293
7.125% due 02/15/2023		23,500	30,146
7.250% due 08/15/2022		57,050	73,924
8.000% due 11/15/2021		18,400	25,061
U.S. Treasury Notes
1.000% due 07/31/2011 (h)		178	178
1.000% due 10/31/2011 (h)		3,955	3,953
2.750% due 11/30/2016		2,100	2,022
3.125% due 10/31/2016		9,000	8,890
3.125% due 05/15/2019		650	616
U.S. Treasury Strips
0.000% due 08/15/2020		14,800	9,426
0.000% due 02/15/2021		40,200	24,844
0.000% due 05/15/2021		14,300	8,680
0.000% due 08/15/2022		18,000	10,184
0.000% due 02/15/2025		14,400	6,993
0.000% due 08/15/2026		500	222
0.000% due 02/15/2027		64,800	27,992
0.000% due 08/15/2027		61,100	25,723
0.000% due 11/15/2027		30,500	12,846
0.000% due 08/15/2028		900	361
0.000% due 02/15/2029		1,600	636
0.000% due 05/15/2030		9,900	3,718
0.000% due 05/15/2037		18,500	5,075
0.000% due 05/15/2038		15,300	3,917
0.000% due 05/15/2039		26,000	6,478
0.000% due 08/15/2039		9,100	2,231
0.000% due 02/15/2031 (h)		71,200	25,865

Total U.S. Treasury Obligations (Cost $1,050,732)			1,006,784

MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Assets
1.464% due 11/25/2046		3,749	1,762
American Home Mortgage Investment Trust
2.231% due 02/25/2045		56	42
5.000% due 09/25/2035		289	253
Banc of America Commercial Mortgage, Inc.
4.877% due 07/10/2042		725	722
7.226% due 10/11/2037		94	108
Banc of America Funding Corp.
3.267% due 05/25/2035		101	95
6.086% due 01/20/2047		215	152
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		8	8
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		681	611
2.560% due 08/25/2035		1,358	1,196
2.940% due 03/25/2035		1,601	1,403
3.228% due 11/25/2030		13	12
3.718% due 11/25/2034		162	137
4.371% due 02/25/2034		73	62
5.436% due 05/25/2047		6,111	4,331
Bear Stearns Alt-A Trust
5.378% due 09/25/2035		15,452	10,355
CC Mortgage Funding Corp.
0.361% due 05/25/2048		170	69
Chase Mortgage Finance Corp.
5.428% due 03/25/2037		2,345	1,857
Citigroup Mortgage Loan Trust, Inc.
0.301% due 01/25/2037		221	186
1.031% due 08/25/2035		564	371
2.510% due 08/25/2035		907	805
4.248% due 08/25/2035		704	627
4.700% due 12/25/2035		419	373
4.900% due 10/25/2035		21,039	17,714
Commercial Mortgage Pass-Through Certificates
0.455% due 02/05/2019		200	184
Countrywide Alternative Loan Trust
0.383% due 05/20/2046		307	292
0.421% due 09/25/2046		4,707	2,245
0.428% due 12/20/2046		2,459	1,205
0.443% due 03/20/2046		107	52
0.511% due 02/25/2037		264	136
6.250% due 08/25/2037		491	246
Countrywide Home Loan Mortgage Pass-Through Trust
0.571% due 06/25/2035		305	268
3.510% due 11/25/2034		489	397
3.701% due 02/20/2035		220	181
5.250% due 05/25/2035		191	64
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		900	773
CS First Boston Mortgage Securities Corp.
3.292% due 07/25/2033		84	77
3.936% due 05/15/2038		355	350
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		500	408
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047		1	1
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033		76	68
5.377% due 08/25/2035		133	114
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		175	177
4.596% due 11/10/2038		1,270	1,248
GMAC Mortgage Corp. Loan Trust
4.565% due 06/25/2034		86	71
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		4,789	4,242
GSR Mortgage Loan Trust
3.336% due 09/25/2035		458	398
5.234% due 11/25/2035		139	116
Harborview Mortgage Loan Trust
0.413% due 07/19/2046		5,184	2,479
0.423% due 01/19/2038		1,026	566
0.433% due 09/19/2046		1,398	715
5.150% due 07/19/2035		179	136
Indymac Index Mortgage Loan Trust
0.431% due 06/25/2047		2,048	1,042
2.965% due 12/25/2034		86	59
5.437% due 04/25/2037		482	243
5.695% due 04/25/2037		1,088	619
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		700	609
5.429% due 12/12/2043		600	568
5.746% due 02/12/2049		2,900	2,545
5.794% due 02/12/2051		300	262
5.818% due 06/15/2049		10	9
JPMorgan Mortgage Trust
3.965% due 07/25/2035		18,037	16,598
5.022% due 02/25/2035		129	119
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		10	10
5.020% due 08/15/2029		1,140	1,061
5.866% due 09/15/2045		100	88
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		22	20
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046		1,819	826
3.096% due 11/21/2034		600	488
Merrill Lynch Countrywide Commercial Mortgage Trust
0.000% due 07/09/2021		2,400	2,041
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		86	59
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		35	25
1.231% due 10/25/2035		50	41
Morgan Stanley Capital I
5.332% due 12/15/2043		495	460
Prime Mortgage Trust
0.631% due 02/25/2034		24	22
Residential Accredit Loans, Inc.
6.000% due 06/25/2036		276	140
Residential Asset Securitization Trust
0.631% due 01/25/2046		658	306
Structured Adjustable Rate Mortgage Loan Trust
5.190% due 12/25/2034		132	111
5.245% due 08/25/2035		94	65
Structured Asset Mortgage Investments, Inc.
0.331% due 09/25/2047		169	160
0.441% due 04/25/2036		174	100
0.483% due 07/19/2035		197	150
0.511% due 02/25/2036		841	457
0.541% due 12/25/2035		23	12
0.893% due 10/19/2034		75	60
Structured Asset Securities Corp.
2.920% due 02/25/2032		3	3
Thornburg Mortgage Securities Trust
0.331% due 03/25/2037		199	193
0.341% due 11/25/2046		95	92
Wachovia Bank Commercial Mortgage Trust
0.313% due 06/15/2020		2,847	2,385
0.323% due 09/15/2021		730	623
5.237% due 07/15/2041		490	487
5.740% due 05/15/2043		2,500	2,465
WaMu Mortgage Pass-Through Certificates
0.521% due 10/25/2045		1,628	1,169
0.771% due 12/25/2027		5,157	3,880
1.274% due 01/25/2047		7	4
1.304% due 04/25/2047		4,127	2,249
1.332% due 02/25/2047		1,840	998
1.332% due 03/25/2047		1,164	632
1.944% due 08/25/2042		6	5
2.759% due 10/25/2046		20	12
2.772% due 09/25/2046		64	36
3.668% due 03/25/2034		1,021	929
5.563% due 12/25/2036		1,209	860
5.834% due 02/25/2037		1,982	1,369
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.514% due 05/25/2046		1,352	665
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		182	151
4.957% due 01/25/2035		126	115

Total Mortgage-Backed Securities (Cost $109,647)			109,157

ASSET-BACKED SECURITIES 2.1%
ACE Securities Corp.
0.281% due 12/25/2036		1,473	1,219
Amortizing Residential Collateral Trust
0.521% due 07/25/2032		1	1
Asset-Backed Securities Corp. Home Equity
0.281% due 12/25/2036		1	1
0.506% due 09/25/2034		16	13
BA Credit Card Trust
0.243% due 02/15/2013		5,100	5,071
0.433% due 01/15/2013		1,100	1,096
0.813% due 04/15/2013		2,000	1,996
Bear Stearns Asset-Backed Securities Trust
4.434% due 07/25/2036		341	226
4.463% due 10/25/2036		108	74
Capital Auto Receivables Asset Trust
0.293% due 05/15/2011		64	64
1.193% due 12/15/2010		249	250
1.683% due 10/15/2012		1,300	1,310
Chase Issuance Trust
0.253% due 03/15/2013		5,600	5,578
0.683% due 01/15/2012		2,100	2,100
1.754% due 09/15/2015		6,600	6,801
Citigroup Mortgage Loan Trust, Inc.
0.291% due 07/25/2045		54	39
Countrywide Asset-Backed Certificates
0.281% due 05/25/2037		1,144	1,115
0.281% due 06/25/2047		2,066	1,978
0.291% due 03/25/2037		1	1
0.301% due 06/25/2047		1,523	1,435
0.311% due 06/25/2037		2,667	2,564
0.341% due 10/25/2046		1,487	1,445
0.411% due 09/25/2036		550	429
0.711% due 12/25/2031		15	7
Credit-Based Asset Servicing & Securitization LLC
0.301% due 01/25/2037		61	29
0.351% due 07/25/2037		128	87
First Franklin Mortgage Loan Asset-Backed Certificates
0.271% due 09/25/2036		9	9
0.281% due 03/25/2037		24	22
First NLC Trust
0.301% due 08/25/2037		51	34
Ford Credit Auto Owner Trust
1.133% due 01/15/2011		688	689
Fremont Home Loan Trust
0.341% due 02/25/2036		212	207
GE-WMC Mortgage Securities LLC
0.271% due 08/25/2036		3	1
GSAMP Trust
0.301% due 12/25/2036		31	19
HFC Home Equity Loan Asset-Backed Certificates
0.503% due 01/20/2035		144	132
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036		364	264
0.291% due 05/25/2037		88	82
Indymac Residential Asset-Backed Trust
0.311% due 07/25/2037		43	42
JPMorgan Mortgage Acquisition Corp.
0.281% due 08/25/2036		1	1
Lehman ABS Mortgage Loan Trust
0.321% due 06/25/2037		38	20
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		5	4
MASTR Asset-Backed Securities Trust
0.271% due 08/25/2036		1	1
0.311% due 05/25/2037		55	50
Merrill Lynch First Franklin Mortgage Loan Trust
0.291% due 07/25/2037		80	76
Mesa Trust Asset-Backed Certificates
0.631% due 12/25/2031		91	80
Morgan Stanley ABS Capital I
0.291% due 05/25/2037		103	92
Nelnet Student Loan Trust
0.812% due 04/27/2015		922	923
New Century Home Equity Loan Trust
0.601% due 08/25/2034		16	11
Park Place Securities, Inc.
0.543% due 10/25/2034		134	109
Residential Asset Securities Corp.
0.301% due 02/25/2037		101	97
0.341% due 04/25/2037		221	209
Securitized Asset-Backed Receivables LLC Trust
0.361% due 05/25/2037		166	116
SLM Student Loan Trust
0.262% due 04/25/2014		39	40
0.272% due 10/27/2014		66	66
0.272% due 07/25/2017		20	20
0.272% due 10/25/2018		83	83
0.282% due 04/25/2017		1,105	1,104
0.782% due 10/25/2017		5,500	5,480
1.782% due 04/25/2023		30,610	31,858
Soundview Home Equity Loan Trust
0.311% due 06/25/2037		74	61
Wells Fargo Home Equity Trust
0.331% due 03/25/2037		77	76

Total Asset-Backed Securities (Cost $74,120)			77,007

SOVEREIGN ISSUES 1.6%
Albania Government International Bond
0.000% due 08/31/2025		4,800	2,125
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		2,100	2,268
Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,870
Colombia Government International Bond
6.125% due 01/18/2041		8,700	8,113
7.375% due 09/18/2037		720	788
Korea Development Bank
0.424% due 04/06/2010		800	795
Mexico Government International Bond
5.950% due 03/19/2019		18,800	19,975
6.050% due 01/11/2040		8,425	8,141
6.750% due 09/27/2034		428	454
Qatar Government International Bond
6.400% due 01/20/2040		10,700	10,807

Total Sovereign Issues (Cost $59,491)			59,336

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
American International Group, Inc.
5.750% due 03/15/2067	GBP	500	436
Brazil Government International Bond
10.250% due 01/10/2028	BRL	13,000	7,504
12.500% due 01/05/2016		2,000	1,304
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	128
Goldman Sachs Group, Inc.
7.250% due 04/10/2028		2,000	3,707
HSBC Holdings PLC
6.375% due 10/18/2022		2,300	3,804
Merrill Lynch & Co., Inc.
7.750% due 04/30/2018		1,900	3,342
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049		800	1,002

Total Foreign Currency-Denominated Issues (Cost $18,395)			21,227

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
American International Group, Inc.
8.500% due 08/01/2011		74,450	844
Wells Fargo & Co.
7.500% due 12/31/2049		3,500	3,213

Total Convertible Preferred Securities (Cost $6,424)			4,057

PREFERRED STOCKS 0.0%
DG Funding Trust
2.532% due 12/31/2049		46	408

Total Preferred Stocks (Cost $465)			408

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.1%
CERTIFICATES OF DEPOSIT 0.3%
Bank of Ireland
0.271% due 02/26/2010		$500	498
Sao Paolo IMI NY
0.897% due 06/09/2010		11,000	11,000

			11,498

COMMERCIAL PAPER 0.2%
Federal Home Loan Bank
0.080% due 02/17/2010		6,000	6,000

REPURCHASE AGREEMENTS 0.3%
JPMorgan Chase Bank N.A.
-0.020% due 01/04/2010		4,800	4,800
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $4,908. Repurchase proceeds are $4,800.)
0.000% due 01/04/2010		5,500	5,500
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $3,374 and U.S. Treasury Notes 1.000% due 12/31/2011 valued at $2,260. Repurchase proceeds are $5,500.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		826	826
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $845. Repurchase proceeds are $826.)

			11,126

U.S. CASH MANAGEMENT BILLS 0.1%
0.143% due 04/01/2010 (f)		2,500	2,500

U.S. TREASURY BILLS 0.2%
0.108% due 02/25/2010 - 03/25/2010 (b)(e)(f)		8,380	8,379

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.0%
		7,674,572	76,838

Total Short-Term Instruments (Cost $116,342)			116,341

Total Investments 106.1% (Cost $3,871,079)			$3,957,993
Written Options (j) (0.2%) (Premiums $6,865)			(7,264)
Other Assets and Liabilities (Net) (5.9%)			(219,069)

Net Assets 100.0%			$3,731,660

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $910 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(f) Securities with an aggregate market value of $9,149 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $114,947 at a weighted average interest rate of 0.223%. On December 31, 2009, there were no open reverse repurchase agreements.

(h) Securities with an aggregate market value of $3,579 and cash of $1,061 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	894	$1,291
90-Day Eurodollar June Futures	Long	06/2010	681	2,392
90-Day Eurodollar March Futures	Long	03/2010	1,288	4,689
90-Day Eurodollar September Futures	Long	09/2010	2,511	3,641
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	226	152
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	226	(205)

				$11,960

(i) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.690%	$10	$0	$0	$0
General Electric Capital Corp.	DUB	1.000%	06/20/2010	0.679%	100	0	0	0
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.237%	100	0	(1)	1
General Electric Capital Corp.	JPM	5.000%	06/20/2010	0.679%	500	11	(18)	29

						$11	$(19)	$30

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	18,100	$(699)	$(145)	$(554)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$33,100	796	459	337
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		108,100	2,601	1,579	1,022
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	DUB		12,400	298	180	118
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	RBS		82,900	1,994	1,114	880
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		107,000	3,649	2,450	1,199
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CSFB		400,000	13,642	9,021	4,621
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	DUB		90,000	3,069	1,894	1,175
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	MSC		32,000	1,092	682	410
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		171,000	5,832	3,945	1,887
Pay	6-Month EUR-LIBOR	2.500%	03/17/2012	HSBC	EUR	69,600	(153)	(25)	(128)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	316,800	154	228	(74)

							$32,275	$21,382	$10,893

(j) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$36,900	$332	$12
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	36,900	199	609
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	21,200	306	39
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	21,200	159	402
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	800	6	2
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	34,800	63	35
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	34,800	275	382
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	9,200	131	17
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	19,500	154	370
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	37,200	326	68
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	49,300	458	935
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	70,800	745	129
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	70,800	712	1,342
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.500%	02/17/2010	13,400	71	200
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	29,600	250	561
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	33	12
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	18,900	190	106
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	30,000	171	3
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	45,300	460	15
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	33,500	159	553
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	9,800	81	10
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	9,800	42	108
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	45,700	496	83
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	52,600	553	997
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100	1	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	48,900	492	274

							$6,865	$7,264

(k) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2040	$27,000	$28,042	$27,608
Fannie Mae	5.500%	01/01/2040	52,000	54,762	54,437
Fannie Mae	5.500%	02/01/2040	16,000	16,775	16,695
Fannie Mae	6.000%	02/01/2040	4,000	4,261	4,224
Freddie Mac	5.500%	01/01/2040	1,000	1,055	1,048

				$104,895	$104,012

(l) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	7,982	02/2010	DUB	$0	$(410)	$(410)
Sell	CAD	70	01/2010	JPM	0	(1)	(1)
Buy	CNY	7,935	03/2010	BCLY	0	(8)	(8)
Sell		2,667	03/2010	BCLY	2	0	2
Buy		24	03/2010	BOA	0	0	0
Buy		19	03/2010	CITI	0	0	0
Sell		4,322	03/2010	CITI	3	0	3
Buy		14,510	03/2010	DUB	0	(22)	(22)
Sell		11,114	03/2010	DUB	8	0	8
Buy		18	03/2010	HSBC	0	0	0
Buy		0	03/2010	JPM	0	0	0
Sell		4,403	03/2010	MSC	3	0	3
Buy		5,806	06/2010	BCLY	0	(1)	(1)
Buy		2,432	06/2010	CITI	0	0	0
Buy		1,046	06/2010	DUB	0	0	0
Buy		7,562	06/2010	HSBC	0	(2)	(2)
Buy		2,607	11/2010	BCLY	0	(3)	(3)
Buy		4,226	11/2010	CITI	0	(6)	(6)
Buy		10,905	11/2010	DUB	0	(17)	(17)
Buy		5,298	11/2010	HSBC	0	(9)	(9)
Buy		4,294	11/2010	MSC	0	(8)	(8)
Buy		76,821	11/2010	UBS	0	(121)	(121)
Sell	GBP	13,299	01/2010	RBS	262	0	262
Buy	KRW	10,551,450	07/2010	RBS	0	(114)	(114)
Sell	MXN	3,237	04/2010	BCLY	7	0	7
Buy		163,006	04/2010	BOA	1	0	1
Buy		20,845	04/2010	HSBC	18	0	18
Buy		9,415	04/2010	JPM	1	0	1
Buy		54,335	04/2010	UBS	0	0	0
Buy	MYR	1,563	02/2010	BCLY	1	(1)	0
Buy		160	02/2010	CITI	1	0	1
Buy		2,297	02/2010	DUB	0	(10)	(10)
Buy		728	02/2010	JPM	0	0	0
Buy		464	06/2010	MSC	0	(1)	(1)
Buy	PHP	43,249	04/2010	DUB	5	0	5
Buy	SGD	755	02/2010	JPM	0	(7)	(7)
Buy		1,024	03/2010	BCLY	0	(9)	(9)
Buy		8,599	03/2010	GSC	0	(84)	(84)
Buy		777	03/2010	MSC	0	(6)	(6)
Buy		418	03/2010	RBS	0	(3)	(3)
Buy		1,272	06/2010	CITI	0	(13)	(13)

					$312	$(856)	$(544)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$1,703,804	$14,574	$1,718,378
U.S. Government Agencies	0	719,728	2,280	722,008
U.S. Treasury Obligations	0	1,006,784	0	1,006,784
Other Investments+++	80,895	427,395	2,533	510,823

Investments, at value	$80,895	$3,857,711	$19,387	$3,957,993
Short Sales, at value	$0	$(104,012)	$0	$(104,012)
Financial Derivative Instruments++++	$11,960	$3,115	$0	$15,075

Total	$92,855	$3,756,814	$19,387	$3,869,056

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$14,175	$(22)	$(33)	$454	$0	$14,574	$454
U.S. Government Agencies	0	0	4	0	115	2,161	2,280	115
Other Investments+++	0	1,747	0	0	325	461	2,533	325

Investments, at value	$0	$15,922	$(18)	$(33)	$894	$2,622	$19,387	$894

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long-Term Credit Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 83.5%
BANKING & FINANCE 28.1%
Abbey National PLC
7.950% due 10/26/2029		$5,800	$6,508
Allstate Corp.
6.125% due 05/15/2067		5,000	4,375
6.500% due 05/15/2067		1,000	870
American Express Co.
8.150% due 03/19/2038		9,712	12,190
American International Group, Inc.
0.353% due 03/20/2012		3,000	2,603
5.850% due 01/16/2018		2,380	1,956
6.250% due 05/01/2036		4,280	3,187
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	6,187
Bank of America Corp.
7.625% due 06/01/2019		7,915	9,172
Barclays Bank PLC
5.926% due 09/29/2049		5,000	3,800
6.050% due 12/04/2017		4,100	4,179
7.434% due 09/29/2049		2,247	2,078
10.179% due 06/12/2021		3,940	5,095
Barrick International Bank Corp.
6.350% due 10/15/2036		1,800	1,834
BNP Paribas
5.186% due 06/29/2049		4,100	3,381
Capital One Bank USA N.A.
8.800% due 07/15/2019		1,600	1,894
Capital One Capital V
10.250% due 08/15/2039		1,000	1,166
Capital One Capital VI
8.875% due 05/15/2040		8,000	8,580
Cemex Finance LLC
9.500% due 12/14/2016		1,500	1,579
Citigroup, Inc.
5.850% due 12/11/2034		3,600	3,186
5.875% due 05/29/2037		240	212
6.875% due 03/05/2038		12,920	12,934
8.125% due 07/15/2039		21,050	23,830
Columbus International, Inc.
11.500% due 11/20/2014		3,400	3,587
Credit Agricole S.A.
8.375% due 10/29/2049		6,000	6,380
Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		4,000	4,030
El Paso Performance-Linked Trust
7.750% due 07/15/2011		500	515
Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		4,500	5,074
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		800	808
7.500% due 08/01/2012		5,000	5,045
8.700% due 10/01/2014		400	419
General Electric Capital Corp.
5.875% due 01/14/2038		28,980	26,920
6.150% due 08/07/2037		334	316
6.750% due 03/15/2032		260	266
6.875% due 01/10/2039		10,645	11,028
Goldman Sachs Group, Inc.
6.125% due 02/15/2033		1,900	1,914
6.450% due 05/01/2036		1,000	988
6.750% due 10/01/2037		18,400	18,973
HBOS PLC
6.000% due 11/01/2033		400	303
6.750% due 05/21/2018		4,660	4,331
HSBC Bank USA N.A.
5.875% due 11/01/2034		250	244
7.000% due 01/15/2039		6,750	7,587
HSBC Holdings PLC
6.500% due 09/15/2037		800	839
6.800% due 06/01/2038		8,000	8,711
JPMorgan Chase & Co.
6.400% due 05/15/2038		8,300	9,168
7.900% due 04/29/2049		13,000	13,453
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		3,857	3,758
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,103
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		3,500	3,222
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		720	718
Lloyds TSB Bank PLC
12.000% due 12/29/2049		2,600	2,553
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		1,000	1,230
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		17,850	19,263
6.875% due 11/15/2018		1,146	1,231
MetLife Capital Trust X
9.250% due 04/08/2038		7,500	8,550
Morgan Stanley
6.625% due 04/01/2018		8,250	8,934
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		1,950	2,339
New York Life Insurance Co.
6.750% due 11/15/2039		4,250	4,360
Pacific Life Insurance Co.
9.250% due 06/15/2039		13,075	15,140
Rabobank Nederland NV
11.000% due 06/29/2049		8,100	9,903
Regions Bank
6.450% due 06/26/2037		5,000	3,704
7.500% due 05/15/2018		5,000	4,578
Regions Financial Corp.
7.375% due 12/10/2037		1,500	1,231
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		2,800	2,831
7.125% due 01/14/2014		2,000	2,126
7.750% due 05/29/2018		3,900	4,277
9.000% due 06/11/2014		1,000	1,139
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		6,520	5,869
SLM Corp.
0.582% due 01/27/2014		5,000	3,861
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		5,400	5,600
TNK-BP Finance S.A.
7.875% due 03/13/2018		2,000	2,070
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		1,500	1,518
8.700% due 08/07/2018		5,400	6,312
UBS AG
5.750% due 04/25/2018		9,200	9,381
UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,500	1,981
Wachovia Bank N.A.
0.584% due 03/15/2016		5,000	4,493
5.850% due 02/01/2037		351	337
6.600% due 01/15/2038		8,725	9,239
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,689
Wells Fargo Capital XIII
7.700% due 12/29/2049		12,500	12,187

			419,422

INDUSTRIALS 36.1%
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	2,837
Altria Group, Inc.
9.950% due 11/10/2038		9,000	11,765
10.200% due 02/06/2039		8,700	11,639
American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013		4,550	4,550
Amgen, Inc.
6.375% due 06/01/2037		2,689	2,945
Anadarko Petroleum Corp.
6.450% due 09/15/2036		1,500	1,572
7.000% due 11/15/2027		600	603
7.950% due 06/15/2039		6,321	7,845
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039		2,630	3,285
8.200% due 01/15/2039		6,049	7,673
ArcelorMittal
7.000% due 10/15/2039		9,200	9,718
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039		7,200	7,051
Barrick Gold Corp.
5.800% due 11/15/2034		100	95
Barrick North America Finance LLC
7.500% due 09/15/2038		3,000	3,456
Boston Scientific Corp.
7.375% due 01/15/2040		5,000	5,389
Burlington Northern Santa Fe Corp.
6.530% due 07/15/2037		4,500	4,710
Cameron International Corp.
7.000% due 07/15/2038		6,703	7,122
Canadian Natural Resources Ltd.
6.250% due 03/15/2038		5,790	6,012
6.450% due 06/30/2033		100	105
6.500% due 02/15/2037		2,250	2,395
6.750% due 02/01/2039		4,075	4,519
Caterpillar, Inc.
8.250% due 12/15/2038		287	384
Cenovus Energy, Inc.
6.750% due 11/15/2039		7,000	7,656
Comcast Corp.
6.400% due 05/15/2038		2,900	2,994
6.450% due 03/15/2037		5,000	5,172
6.550% due 07/01/2039		12,100	12,728
6.950% due 08/15/2037		7,898	8,636
Continental Airlines, Inc.
7.250% due 11/10/2019		2,050	2,086
Cox Communications, Inc.
8.375% due 03/01/2039		6,200	7,744
CSX Corp.
6.150% due 05/01/2037		2,500	2,541
7.450% due 04/01/2038		3,000	3,558
CVS Caremark Corp.
6.125% due 09/15/2039		8,315	8,269
Delta Air Lines, Inc.
7.570% due 05/18/2012		5,000	5,069
7.750% due 12/17/2019		8,700	8,874
Devon Energy Corp.
7.950% due 04/15/2032		9,075	11,570
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039		8,250	8,058
Dow Chemical Co.
9.400% due 05/15/2039		16,200	21,483
El Paso Corp.
7.000% due 05/15/2011		500	513
7.420% due 02/15/2037		1,000	902
El Paso Natural Gas Co.
8.375% due 06/15/2032		5,400	6,440
EnCana Corp.
6.500% due 02/01/2038		7,850	8,577
6.625% due 08/15/2037		4,107	4,471
Energy Transfer Partners LP
6.625% due 10/15/2036		3,000	3,003
7.500% due 07/01/2038		9,234	10,149
Enterprise Products Operating LLC
6.875% due 03/01/2033		500	531
Freeport-McMoRan Corp.
9.500% due 06/01/2031		2,000	2,268
Gaz Capital S.A.
6.510% due 03/07/2022		1,300	1,206
7.288% due 08/16/2037		1,000	930
8.146% due 04/11/2018		3,000	3,176
8.625% due 04/28/2034		4,900	5,390
Gazprom International S.A.
7.201% due 02/01/2020		3,482	3,606
Georgia-Pacific LLC
7.250% due 06/01/2028		3,500	3,272
7.750% due 11/15/2029		4,180	4,149
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,600	1,652
GTL Trade Finance, Inc.
7.250% due 10/20/2017		4,500	4,736
Hess Corp.
6.000% due 01/15/2040		1,500	1,490
HJ Heinz Finance Co.
7.125% due 08/01/2039		7,800	8,847
Home Depot, Inc.
5.875% due 12/16/2036		1,150	1,114
Hutchison Whampoa International 09/19 Ltd.
5.750% due 09/11/2019		2,750	2,798
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		5,000	4,647
6.500% due 02/01/2037		200	202
6.500% due 09/01/2039		3,500	3,539
6.950% due 01/15/2038		13,500	14,434
7.400% due 03/15/2031		100	110
Kraft Foods, Inc.
6.875% due 02/01/2038		750	790
7.000% due 08/11/2037		1,000	1,068
Magellan Midstream Partners LP
6.400% due 05/01/2037		900	904
Meccanica Holdings USA
6.250% due 01/15/2040		1,500	1,507
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		3,800	3,904
Newmont Mining Corp.
5.875% due 04/01/2035		3,000	2,853
6.250% due 10/01/2039		9,500	9,543
News America, Inc.
6.650% due 11/15/2037		1,250	1,325
Nokia Corp.
6.625% due 05/15/2039		4,200	4,582
ONEOK Partners LP
6.850% due 10/15/2037		1,200	1,259
Pemex Project Funding Master Trust
5.750% due 03/01/2018		1,000	1,016
6.625% due 06/15/2035		8,600	8,199
Petrobras International Finance Co.
6.875% due 01/20/2040		1,400	1,446
7.875% due 03/15/2019		12,400	14,357
Petroleos Mexicanos
8.000% due 05/03/2019		6,600	7,672
Pfizer, Inc.
7.200% due 03/15/2039		2,000	2,452
Plains All American Pipeline LP
6.650% due 01/15/2037		400	409
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		4,162	4,724
9.000% due 05/01/2019		3,500	4,437
Rockies Express Pipeline LLC
7.500% due 07/15/2038		3,700	4,222
Rogers Communications, Inc.
7.500% due 08/15/2038		200	237
Southern Natural Gas Co.
7.350% due 02/15/2031		1,400	1,535
Suncor Energy, Inc.
6.850% due 06/01/2039		1,700	1,879
Target Corp.
6.500% due 10/15/2037		3,170	3,488
7.000% due 01/15/2038		8,750	10,243
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		1,200	1,285
7.625% due 04/01/2037		2,100	2,369
Time Warner Cable, Inc.
6.550% due 05/01/2037		8,765	8,960
6.750% due 06/15/2039		12,700	13,344
7.300% due 07/01/2038		6,325	7,034
Time Warner, Inc.
6.500% due 11/15/2036		500	524
7.700% due 05/01/2032		1,890	2,226
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		552	585
7.625% due 01/15/2039		2,700	3,336
Transocean, Inc.
6.800% due 03/15/2038		15,072	16,910
United Airlines, Inc.
9.750% due 01/15/2017		5,500	5,610
10.400% due 11/01/2016		7,000	7,376
Vale Overseas Ltd.
5.625% due 09/15/2019		2,000	2,029
6.875% due 11/21/2036		8,900	8,915
Veolia Environnement
6.750% due 06/01/2038		200	221
Weyerhaeuser Co.
7.375% due 10/01/2019		12,000	12,562
7.375% due 03/15/2032		8,229	7,822
Williams Cos., Inc.
7.875% due 09/01/2021		1,000	1,149
8.750% due 03/15/2032		2,700	3,240
Wynn Las Vegas LLC
7.875% due 11/01/2017		1,500	1,526
XTO Energy, Inc.
6.375% due 06/15/2038		4,260	4,796
6.750% due 08/01/2037		8,275	9,780

			539,910

UTILITIES 19.3%
Appalachian Power Co.
6.375% due 04/01/2036		7,850	7,959
6.700% due 08/15/2037		2,300	2,446
AT&T Corp.
8.000% due 11/15/2031		27,420	33,562
AT&T, Inc.
6.300% due 01/15/2038		6,540	6,665
6.400% due 05/15/2038		700	722
6.500% due 09/01/2037		618	643
6.550% due 02/15/2039		7,930	8,383
British Telecommunications PLC
9.625% due 12/15/2030		1,300	1,661
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		2,000	2,177
Columbus Southern Power Co.
5.850% due 10/01/2035		512	494
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		15,175	19,569
EDF S.A.
6.950% due 01/26/2039		2,400	2,848
Enel Finance International S.A.
6.000% due 10/07/2039		5,000	5,044
6.800% due 09/15/2037		2,850	3,162
Entergy Arkansas, Inc.
5.660% due 02/01/2025		600	592
Entergy Gulf States, Inc.
6.180% due 03/01/2035		400	386
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		12,225	12,387
France Telecom S.A.
8.500% due 03/01/2031		8,500	11,344
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	5,268
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	246
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,151
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037		5,000	5,022
6.125% due 04/01/2036		8,250	8,477
6.500% due 09/15/2037		4,360	4,704
NGPL PipeCo. LLC
7.768% due 12/15/2037		16,430	18,989
Ohio Edison Co.
6.875% due 07/15/2036		1,900	2,036
8.250% due 10/15/2038		2,950	3,773
Ohio Power Co.
6.375% due 07/15/2033		800	786
Oncor Electric Delivery Co.
7.250% due 01/15/2033		5,500	6,265
7.500% due 09/01/2038		615	729
Pacific Gas & Electric Co.
6.250% due 03/01/2039		3,000	3,226
Progress Energy, Inc.
7.750% due 03/01/2031		200	236
PSEG Power LLC
8.625% due 04/15/2031		1,500	1,944
Public Service Co. of Oklahoma
6.625% due 11/15/2037		360	379
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		2,000	2,020
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		2,100	2,202
5.838% due 09/30/2027		5,000	5,008
6.332% due 09/30/2027		4,700	4,781
6.332% due 09/30/2027		2,000	2,025
Sithe Independence Funding Corp.
9.000% due 12/30/2013		2,711	2,786
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	1,996
Telecom Italia Capital S.A.
7.200% due 07/18/2036		5,850	6,383
7.721% due 06/04/2038		9,140	10,556
Telefonica Emisiones SAU
7.045% due 06/20/2036		5,000	5,728
Verizon Communications, Inc.
6.400% due 02/15/2038		3,200	3,356
6.900% due 04/15/2038		8,684	9,656
7.350% due 04/01/2039		6,516	7,584
8.950% due 03/01/2039		7,478	10,150
Virginia Electric and Power Co.
8.875% due 11/15/2038		12,100	17,135
Vodafone Group PLC
6.150% due 02/27/2037		9,550	9,982

			288,623

Total Corporate Bonds & Notes (Cost $1,191,494)			1,247,955

MUNICIPAL BONDS & NOTES 4.2%
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049		5,300	5,068
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039		5,300	4,997
7.500% due 04/01/2034		165	160
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038		7,800	7,889
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046		5,000	5,038
Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039		4,000	4,061
Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035		2,000	2,049
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034		3,200	3,260
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.100% due 06/01/2039		5,000	5,010
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039		900	926
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039		2,300	2,359
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049		7,000	7,278
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.053% due 02/15/2043		2,500	2,344
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039		2,250	2,291
Riverside, California Revenue Bonds, Series 2009
7.200% due 08/01/2039		2,500	2,520
Sacramento, California Municipal Utility District Revenue Bonds, Series 2009
6.322% due 05/15/2036		300	299
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039		3,000	3,012
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031		3,500	3,507

Total Municipal Bonds & Notes (Cost $61,982)			62,068

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
0.141% due 02/01/2011 (b)		261	261
Small Business Administration
7.449% due 08/01/2010		83	86

Total U.S. Government Agencies (Cost $346)			347

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Bonds
4.250% due 05/15/2039		20,300	19,050
4.500% due 08/15/2039 (e)		400	391
U.S. Treasury Notes
1.000% due 07/31/2011 (e)		2,439	2,443
1.000% due 08/31/2011 (e)		25	25
1.000% due 09/30/2011 (b)(e)		3,372	3,372
1.000% due 10/31/2011 (e)		938	938
1.125% due 06/30/2011		346	348

Total U.S. Treasury Obligations (Cost $26,585)			26,567

MORTGAGE-BACKED SECURITIES 2.0%
Banc of America Commercial Mortgage, Inc.
4.668% due 07/10/2043		2,400	2,239
5.179% due 09/10/2047		1,720	1,692
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		6,200	5,425
Chase Mortgage Finance Corp.
5.952% due 12/25/2037		2,666	2,098
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,254
Countrywide Alternative Loan Trust
0.561% due 09/25/2035		2,431	1,320
CS First Boston Mortgage Securities Corp.
2.360% due 02/25/2033		146	138
Greenwich Capital Commercial Funding Corp.
4.305% due 08/10/2042		3,070	3,064
5.224% due 04/10/2037		1,920	1,822
Homestar Mortgage Acceptance Corp.
0.681% due 07/25/2034		314	220
Impac CMB Trust
0.871% due 10/25/2033		23	14
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		3,735	3,262
Morgan Stanley Capital I
5.692% due 04/15/2049		1,395	1,179
Residential Accredit Loans, Inc.
5.134% due 02/25/2035		3,253	2,134
5.227% due 03/25/2035		2,019	1,360
Residential Funding Mortgage Securities I
5.665% due 02/25/2036		1,704	1,191
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042		870	847

Total Mortgage-Backed Securities (Cost $30,306)			30,259

ASSET-BACKED SECURITIES 0.6%
Access Group, Inc.
1.582% due 10/27/2025		1,139	1,172
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		200	137
Bear Stearns Asset-Backed Securities Trust
0.601% due 01/25/2034		25	17
0.781% due 09/25/2034		8,800	7,524
Credit-Based Asset Servicing & Securitization LLC
1.131% due 11/25/2033		84	61
Residential Asset Mortgage Products, Inc.
0.611% due 10/25/2046		393	216
Structured Asset Securities Corp.
0.481% due 11/25/2037		241	225

Total Asset-Backed Securities (Cost $9,078)			9,352

SOVEREIGN ISSUES 2.8%
Brazil Government International Bond
7.125% due 01/20/2037		3,800	4,380
8.250% due 01/20/2034		12,200	15,646
8.750% due 02/04/2025		1,500	1,950
Export-Import Bank of Korea
5.875% due 01/14/2015		4,100	4,409
Korea Development Bank
8.000% due 01/23/2014		2,000	2,307
Mexico Government International Bond
6.750% due 09/27/2034		6,450	6,837
7.500% due 04/08/2033		3,000	3,458
Qatar Government International Bond
6.400% due 01/20/2040		3,000	3,030

Total Sovereign Issues (Cost $40,286)			42,017

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Barclays Bank PLC
14.000% due 11/29/2049	GBP	850	1,764
BNP Paribas S.A.
7.781% due 06/29/2049	EUR	1,000	1,507
Brazil Government International Bond
10.250% due 01/10/2028	BRL	6,400	3,694
Merrill Lynch & Co., Inc.
1.264% due 09/14/2018	EUR	2,500	2,890
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		5,000	7,831

Total Foreign Currency-Denominated Issues (Cost $17,115)			17,686

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
Citigroup, Inc.
7.500% due 12/15/2012		12,000	1,252

Total Convertible Preferred Securities (Cost $1,200)			1,252

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS 0.3%
Credit Suisse Securities (USA) LLC
0.000% due 01/04/2010		$900	900
(Dated 12/31/2009. Collateralized by U.S. Cash Management Bills 0.348% due 06/10/2010 valued at $922. Repurchase proceeds are $900.)
JPMorgan Chase Bank N.A.
-0.020% due 01/04/2010		4,000	4,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $4,090. Repurchase proceeds are $4,000.)

			4,900

U.S. CASH MANAGEMENT BILLS 0.1%
0.190% due 04/01/2010 (e)		525	525

U.S. TREASURY BILLS 0.1%
0.110% due 03/25/2010 (b)(c)		1,500	1,499

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 1.9%
		2,832,857	28,363

Total Short-Term Instruments (Cost $35,287)			35,287

Total Investments 98.6% (Cost $1,413,679)			$1,472,790
Written Options (g) (0.2%) (Premiums $2,393)			(2,242)
Other Assets and Liabilities (Net) 1.6%			23,508

Net Assets 100.0%			$1,494,056

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Securities with an aggregate market value of $1,051 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(c) Securities with an aggregate market value of $790 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(d) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $6,238 at a weighted average interest rate of 0.124%. On December 31, 2009, there were no open reverse repurchase agreements.

(e) Securities with an aggregate market value of $4,091 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2010	963	$847
Euro-Bund 10-Year Bond March Futures	Long	03/2010	150	(345)
U.S. Treasury 30-Year Bond March Futures	Long	03/2010	709	(4,242)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	175	152

				$(3,588)

(f) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2011	5.431%	$5,000	$(30)	$(138)	$108
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.584%	2,900	13	11	2
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.187%	3,350	(28)	(30)	2
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.630%	1,300	6	6	0
Chesapeake Energy Corp.	JPM	5.000%	12/20/2014	3.591%	5,000	319	(175)	494
China Government International Bond	BCLY	0.770%	12/20/2014	0.681%	7,200	35	0	35
China Government International Bond	RBS	0.750%	12/20/2014	0.681%	2,400	9	0	9
Citigroup, Inc.	BNP	1.000%	12/20/2010	1.015%	5,500	2	3	(1)
El Paso Corp.	GSC	5.000%	09/20/2014	3.486%	1,100	73	(85)	158
General Electric Capital Corp.	DUB	5.000%	09/20/2019	1.671%	2,000	503	379	124
General Electric Capital Corp.	RBS	1.000%	09/20/2010	0.679%	7,500	21	(85)	106
Korea Government Bond	DUB	0.920%	12/20/2014	0.798%	1,300	8	0	8
Korea Government Bond	JPM	0.710%	12/20/2010	0.495%	1,200	3	0	3
Korea Government Bond	JPM	0.930%	12/20/2014	0.798%	3,700	24	0	24
MetLife, Inc.	DUB	1.000%	12/20/2014	1.580%	15,000	(388)	(840)	452
MetLife, Inc.	DUB	5.000%	09/20/2019	1.801%	500	121	61	60
Mexico Government International Bond	DUB	1.000%	12/20/2014	1.301%	3,000	(40)	(59)	19
Mexico Government International Bond	JPM	0.840%	09/20/2010	0.560%	7,000	32	0	32
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.653%	6,000	23	(7)	30
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.653%	3,000	11	(4)	15
Morgan Stanley	UBS	1.000%	12/20/2010	0.718%	7,200	22	18	4
Russia Government International Bond	BCLY	1.000%	09/20/2010	0.682%	1,000	5	0	5
Russia Government International Bond	DUB	1.012%	09/20/2010	0.682%	5,000	27	0	27
Russia Government International Bond	MSC	1.000%	12/20/2014	1.849%	1,800	(69)	(67)	(2)
SLM Corp.	BOA	5.000%	06/20/2011	4.035%	2,000	31	(95)	126
SLM Corp.	BOA	5.000%	09/20/2014	5.138%	2,700	(9)	(419)	410
SLM Corp.	CITI	5.000%	09/20/2011	4.133%	1,000	16	(45)	61
SLM Corp.	JPM	5.000%	09/20/2011	4.133%	2,000	32	(240)	272
SLM Corp.	MSC	5.000%	09/20/2011	4.133%	5,000	81	(400)	481
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.765%	1,500	17	11	6

						$870	$(2,200)	$3,070

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	$18,451	$(148)	$30	$(178)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	22,518	(180)	38	(218)

					$(328)	$68	$(396)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	800	$(3)	$1	$(4)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		4,000	(13)	6	(19)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		29,100	6	47	(41)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		35,000	(33)	(5)	(28)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		35,000	(32)	(8)	(24)
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	DUB	AUD	209,500	1,335	649	686
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	RBS		57,550	367	60	307
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	60,000	29	9	20
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BOA		1,500	1	1	0
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MSC		70,900	34	59	(25)

							$1,691	$819	$872

(g) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$119.000	01/22/2010	3	$1	$0
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	33	12	1
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	3	1	4
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	33	9	35

				$23	$40

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$14,300	$129	$5
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	14,300	77	236
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	4,700	73	9
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	4,700	34	89
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	27,000	207	70
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	3,600	51	6
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	7,600	60	144
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	6,400	81	12
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	11,000	90	208
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	5,000	70	9
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	5,000	40	95
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	21,800	171	64
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	3,300	6	6
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	3,300	16	16
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	9,600	97	54
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	8,600	83	3
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	12,900	61	213
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	3,800	32	4
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	3,800	16	42
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	31,400	337	57
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	39,100	372	741
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	23,300	175	69
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	9,000	92	50

							$2,370	$2,202

(h) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	392	01/2010	BCLY	$2	$0	$2
Buy		447	01/2010	RBC	0	(10)	(10)
Buy		6,402	01/2010	RBS	0	(189)	(189)
Sell		300	01/2010	RBS	1	0	1
Sell	BRL	880	02/2010	DUB	0	(2)	(2)
Buy		9,981	02/2010	HSBC	317	0	317
Buy		2,509	02/2010	RBC	0	(7)	(7)
Buy	CAD	3,216	01/2010	JPM	54	0	54
Sell	CNY	1,248	03/2010	BCLY	1	0	1
Buy		3,418	03/2010	BOA	0	(8)	(8)
Sell		2,187	03/2010	CITI	1	0	1
Sell		6,490	03/2010	DUB	4	0	4
Buy		9,524	03/2010	HSBC	0	(3)	(3)
Sell		1,647	03/2010	JPM	1	0	1
Sell		1,371	03/2010	MSC	1	0	1
Buy		47,641	08/2010	HSBC	0	(20)	(20)
Buy		1,220	11/2010	BCLY	0	(2)	(2)
Buy		2,136	11/2010	CITI	0	(3)	(3)
Buy		4,244	11/2010	DUB	0	(7)	(7)
Buy		14,524	11/2010	HSBC	0	(31)	(31)
Buy		6,935	11/2010	JPM	0	(12)	(12)
Buy		1,337	11/2010	MSC	0	(2)	(2)
Buy		2,046	06/2011	DUB	0	(5)	(5)
Buy	EUR	549	01/2010	GSC	0	(3)	(3)
Sell		7,475	01/2010	HSBC	564	0	564
Sell		2,227	02/2010	RBS	113	0	113
Buy	GBP	3,719	01/2010	GSC	35	0	35
Sell		5,693	01/2010	RBS	112	0	112
Buy	IDR	29,610,000	03/2010	JPM	106	0	106
Buy		3,912,000	10/2010	HSBC	0	(4)	(4)
Buy	INR	203,433	11/2010	HSBC	0	(34)	(34)
Buy	KRW	1,010,721	02/2010	CITI	11	0	11
Buy		3,600,000	02/2010	DUB	88	0	88
Buy		288,000	07/2010	BCLY	2	0	2
Buy		571,939	07/2010	DUB	5	0	5
Buy		475,151	07/2010	MSC	3	0	3
Buy		1,137,328	08/2010	MSC	2	0	2
Buy		511,466	11/2010	BCLY	0	(3)	(3)
Buy		279,593	11/2010	CITI	0	(2)	(2)
Buy	MXN	306	04/2010	BOA	1	0	1
Buy		626	04/2010	HSBC	0	0	0
Buy		86,965	04/2010	JPM	9	0	9
Buy	PHP	32,578	04/2010	HSBC	0	(4)	(4)
Buy	SGD	555	02/2010	BCLY	0	(5)	(5)
Buy		532	02/2010	JPM	0	(5)	(5)
Buy		722	03/2010	BCLY	0	(6)	(6)
Buy		5,452	03/2010	HSBC	38	0	38
Buy		548	03/2010	MSC	0	(4)	(4)
Buy		295	03/2010	RBS	0	(2)	(2)
Buy		898	06/2010	CITI	0	(9)	(9)

					$1,471	$(382)	$1,089

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$1,245,402	$2,553	$1,247,955
Other Investments+++	29,615	195,220	0	224,835

Investments, at value	$29,615	$1,440,622	$2,553	$1,472,790
Financial Derivative Instruments++++	$(3,588)	$2,393	$0	$(1,195)

Total	$26,027	$1,443,015	$2,553	$1,471,595

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009
Corporate Bonds & Notes	$0	$2,600	$0	$0	$(47)	$0	$2,553	$47

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 5.5%
Bank of America Corp.
0.544% due 10/14/2016	$5,000	$4,424
0.755% due 09/11/2012	23,305	22,897
Goldman Sachs Group, Inc.
0.458% due 02/06/2012	5,100	5,065
0.551% due 06/28/2010	2,300	2,303
HSBC Finance Corp.
0.534% due 01/15/2014	5,000	4,697
0.686% due 06/01/2016	3,000	2,745
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,367
Morgan Stanley
0.734% due 10/18/2016	9,400	8,721
0.764% due 10/15/2015	3,000	2,817
2.372% due 05/14/2010	6,900	6,950
Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,999
U.S. Trade Funding Corp.
4.260% due 11/15/2014	4,214	4,536
Wachovia Bank N.A.
1.172% due 05/14/2010	1,450	1,455
Wells Fargo & Co.
0.309% due 03/23/2010	10,800	10,802

		82,778

INDUSTRIALS 0.8%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,916
Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,216
Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,199
Loews Corp.
5.250% due 03/15/2016	3,000	3,051

		12,382

Total Corporate Bonds & Notes (Cost $94,185)		95,160

MUNICIPAL BONDS & NOTES 1.1%
Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,189
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	100	101
California State Los Angeles Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,395
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	606
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	355	364
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	5,900	5,911
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	676
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	190
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	300	300

Total Municipal Bonds & Notes (Cost $15,735)		15,732

U.S. GOVERNMENT AGENCIES 27.8%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	15,489	6,351
0.291% due 07/25/2037	2,108	1,904
0.432% due 03/18/2031	665	659
0.481% due 06/25/2044	18	18
0.681% due 10/25/2030	13	13
0.831% due 10/25/2017	173	172
1.131% due 04/25/2032	152	153
1.300% due 03/25/2022	113	113
1.832% due 06/01/2043 - 03/01/2044	1,671	1,667
2.913% due 10/01/2024	67	68
2.970% due 08/01/2026	17	17
3.065% due 05/01/2025	24	24
3.153% due 11/01/2023	236	242
3.182% due 11/01/2034	348	358
3.222% due 07/01/2035	530	542
3.310% due 02/01/2028	20	20
4.000% due 03/01/2029	630	619
4.125% due 10/01/2024	1	1
4.250% due 04/25/2037	361	305
4.500% due 06/01/2023 - 09/01/2035	8,115	8,056
4.515% due 12/01/2027	63	65
4.699% due 04/01/2028	90	92
5.000% due 02/01/2027 - 08/25/2036	12,128	12,145
5.375% due 04/11/2022	11,900	12,263
5.380% due 07/01/2033	2,337	2,355
5.500% due 07/01/2024 - 09/01/2036	13,997	14,481
5.500% due 07/01/2037 (f)	2,383	2,498
5.625% due 04/17/2028	200	207
5.800% due 02/09/2026	15,000	15,073
6.000% due 01/01/2019 - 07/01/2037	2,844	3,015
6.250% due 12/25/2013	4	4
6.500% due 02/01/2022 - 08/01/2037	7,612	8,266
6.750% due 06/25/2032	6,590	7,038
6.900% due 05/25/2023	177	194
6.950% due 07/25/2020	47	51
7.000% due 06/25/2022 - 03/01/2038	4,799	5,282
7.800% due 10/25/2022	27	29
9.000% due 08/01/2021 - 11/01/2030	74	86
Farmer Mac
7.337% due 07/25/2011	1,549	1,527
Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	21,174
5.050% due 03/28/2019	1,000	1,043
5.125% due 07/09/2029	675	670
5.150% due 03/25/2020	1,000	1,037
5.750% due 12/07/2028	500	549
Federal Housing Administration
0.000% due 11/01/2019	7	7
6.896% due 07/01/2020	1,175	1,167
7.000% due 11/25/2019	285	282
7.430% due 10/01/2022 - 06/01/2024	654	653
Financing Corp.
0.000% due 09/26/2019	2,500	1,585
Freddie Mac
0.000% due 12/11/2025	11,600	4,830
0.463% due 02/15/2019	8,120	8,127
0.633% due 01/15/2033	392	390
0.733% due 04/15/2029 - 12/15/2032	540	538
0.783% due 06/15/2031	178	177
1.250% due 09/15/2021	55	55
1.832% due 10/25/2044	7,146	6,825
2.032% due 07/25/2044	1,930	1,839
2.521% due 01/01/2028	22	23
2.588% due 12/01/2024	53	55
3.000% due 01/01/2028	156	158
3.200% due 09/01/2027	37	37
3.227% due 06/01/2022	5	5
3.256% due 10/01/2026	24	24
3.375% due 05/01/2022	6	6
3.500% due 08/01/2035	55	52
3.986% due 02/01/2028	228	233
4.000% due 09/15/2030	31	32
4.500% due 12/15/2019 - 07/15/2035	43,557	42,719
5.000% due 02/15/2032 - 12/15/2034	9,719	10,031
5.200% due 10/25/2023	81	67
5.500% due 12/15/2021 - 06/15/2035	9,465	9,679
5.625% due 11/23/2035	19,400	19,147
6.000% due 04/01/2022 - 05/15/2036	32,300	34,185
6.250% due 09/15/2023	2,875	3,018
6.500% due 08/01/2022 - 10/25/2043	2,131	2,314
7.000% due 07/15/2012 - 01/15/2024	610	660
7.000% due 12/15/2023 (a)	5	0
Ginnie Mae
1.183% due 03/20/2031	907	908
3.625% due 09/20/2017 - 09/20/2026	420	430
4.125% due 12/20/2017 - 11/20/2027	268	274
4.375% due 02/20/2017 - 05/20/2030	1,159	1,192
4.500% due 03/20/2021 - 05/20/2032	323	333
5.000% due 09/20/2035	15,474	15,059
5.500% due 09/20/2021 - 02/20/2033	1,221	1,292
6.000% due 03/15/2021 - 10/15/2035	3,033	3,202
6.500% due 08/20/2034 - 09/20/2034	64	69
7.000% due 03/16/2029 - 03/20/2035	534	567
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	27,558	14,601
5.500% due 09/18/2023 - 09/18/2033	38,400	40,839
Overseas Private Investment Corp.
4.736% due 03/15/2022	3,824	3,910
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,827
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	34,000	12,109
Small Business Administration
5.240% due 08/01/2023	4,547	4,739
Tennessee Valley Authority
4.875% due 01/15/2048	11,700	10,719
5.250% due 09/15/2039	2,500	2,486
5.375% due 04/01/2056	18,000	17,904
5.880% due 04/01/2036	2,000	2,144

Total U.S. Government Agencies (Cost $410,251)		419,970

U.S. TREASURY OBLIGATIONS 70.1%
U.S. Treasury Bonds
4.250% due 05/15/2039	26,977	25,316
4.375% due 02/15/2038	24,273	23,310
4.375% due 11/15/2039	1,100	1,053
4.500% due 02/15/2036	14,900	14,681
4.500% due 05/15/2038	4,300	4,212
4.500% due 08/15/2039	151,750	148,359
5.250% due 11/15/2028	37,302	40,432
5.375% due 02/15/2031	64,400	71,182
5.500% due 08/15/2028	47,200	52,613
6.125% due 11/15/2027	131,500	156,691
6.500% due 11/15/2026	141,700	174,712
8.125% due 05/15/2021	19,000	25,997
8.750% due 08/15/2020	83,000	117,445
U.S. Treasury Notes
1.000% due 10/31/2011 (f)	3,007	3,005
2.375% due 08/31/2014 (f)	10,649	10,574
2.375% due 10/31/2014	600	594
3.000% due 08/31/2016	2,610	2,568
3.125% due 10/31/2016	500	494
3.625% due 08/15/2019	2,300	2,262
4.000% due 08/15/2018	12,900	13,179
U.S. Treasury Strips
0.000% due 08/15/2020	7,000	4,441
0.000% due 08/15/2022	87,100	49,277
0.000% due 11/15/2022	25,000	13,793
0.000% due 02/15/2026	14,800	6,823
0.000% due 05/15/2026	2,200	985
0.000% due 02/15/2027	16,000	6,912
0.000% due 11/15/2027	16,300	6,866
0.000% due 05/15/2028	4,500	1,824
0.000% due 02/15/2031	44,700	16,238
0.000% due 02/15/2032	22,500	7,662
0.000% due 08/15/2032	22,500	7,486
0.000% due 02/15/2033	20,400	6,635
0.000% due 05/15/2037	7,100	1,948
0.000% due 02/15/2038	2,100	553
0.000% due 05/15/2038	36,000	9,349
0.000% due 05/15/2039	69,200	17,241
0.000% due 08/15/2039	47,700	11,697

Total U.S. Treasury Obligations (Cost $1,110,446)		1,058,409

MORTGAGE-BACKED SECURITIES 6.0%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	3,759	3,285
Banc of America Commercial Mortgage, Inc.
4.589% due 07/10/2043	408	411
5.451% due 01/15/2049	372	329
5.706% due 02/10/2051	551	530
Banc of America Funding Corp.
4.531% due 02/20/2036	6,458	5,581
Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	4,312	3,778
3.708% due 01/25/2034	252	237
4.371% due 02/25/2034	771	653
4.456% due 02/25/2033	39	36
4.462% due 10/25/2035	4,400	3,731
5.425% due 04/25/2033	303	287
Bear Stearns Alt-A Trust
5.378% due 09/25/2035	1,325	888
Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	983
5.719% due 06/11/2040	963	937
5.746% due 09/11/2042	771	773
Bear Stearns Mortgage Securities, Inc.
3.494% due 06/25/2030	12	12
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	2,660	2,240
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	241	246
5.886% due 11/15/2044	406	364
Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	513	466
Countrywide Alternative Loan Trust
0.411% due 05/25/2047	1,469	738
0.441% due 05/25/2035	1,266	714
5.500% due 10/25/2033	7,046	5,400
Countrywide Home Loan Mortgage Pass-Through Trust
0.521% due 04/25/2035	404	214
0.551% due 03/25/2035	2,154	1,068
0.571% due 06/25/2035	1,740	1,534
6.000% due 10/25/2034	5,716	4,937
CS First Boston Mortgage Securities Corp.
3.292% due 07/25/2033	812	740
6.500% due 04/25/2033	9	9
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047	230	218
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	711	636
First Republic Mortgage Loan Trust
0.711% due 06/25/2030	158	144
GMAC Mortgage Corp. Loan Trust
4.565% due 06/25/2034	834	696
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	426	433
5.381% due 03/10/2039	636	645
GS Mortgage Securities Corp. II
0.325% due 03/06/2020	914	870
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2
Harborview Mortgage Loan Trust
0.323% due 01/19/2038	286	282
0.453% due 05/19/2035	998	517
0.473% due 03/19/2036	1,151	624
5.150% due 07/19/2035	1,705	1,295
Impac CMB Trust
0.481% due 10/25/2035	5,811	3,262
5.542% due 09/25/2034	2,422	1,851
JPMorgan Chase Commercial Mortgage Securities Corp.
5.729% due 02/12/2049	804	779
5.746% due 02/12/2049	4,508	3,955
5.794% due 02/12/2051	574	502
5.882% due 02/15/2051	206	179
JPMorgan Mortgage Trust
3.965% due 07/25/2035	2,282	2,100
MASTR Asset Securitization Trust
5.500% due 09/25/2033	483	491
Merrill Lynch Countrywide Commercial Mortgage Trust
0.000% due 07/09/2021	1,500	1,276
Morgan Stanley Capital I
0.294% due 10/15/2020	895	792
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	5,370	3,258
Residential Accredit Loans, Inc.
0.531% due 08/25/2035	976	507
0.631% due 01/25/2033	120	111
0.631% due 03/25/2033	392	333
6.000% due 06/25/2036	3,651	1,860
Sequoia Mortgage Trust
0.583% due 10/19/2026	73	55
0.583% due 07/20/2033	973	702
0.613% due 10/20/2027	35	29
Structured Adjustable Rate Mortgage Loan Trust
0.451% due 05/25/2037	3,347	1,900
Structured Asset Mortgage Investments, Inc.
0.331% due 09/25/2047	169	160
0.441% due 04/25/2036	6,075	3,487
0.451% due 05/25/2036	345	172
0.893% due 09/19/2032	39	33
1.073% due 10/19/2033	264	217
Structured Asset Securities Corp.
2.607% due 01/25/2032	3	3
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036	11	11
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021	863	736
5.090% due 07/15/2042	218	221
WaMu Mortgage Pass-Through Certificates
0.461% due 04/25/2045	810	598
0.491% due 11/25/2045	78	56
0.521% due 10/25/2045	1,536	1,103
0.541% due 01/25/2045	1,544	1,177
0.771% due 12/25/2027	1,110	835
1.354% due 12/25/2046	1,320	734
1.544% due 02/25/2046	2,198	1,250
1.544% due 08/25/2046	6,333	3,502
1.903% due 05/25/2041	154	140
1.944% due 06/25/2042	82	60
1.944% due 08/25/2042	49	36
2.772% due 08/25/2046	839	495
Wells Fargo Mortgage-Backed Securities Trust
5.010% due 03/25/2036	5,471	4,499

Total Mortgage-Backed Securities (Cost $119,303)		90,950

ASSET-BACKED SECURITIES 1.1%
Accredited Mortgage Loan Trust
0.281% due 02/25/2037	370	358
Amortizing Residential Collateral Trust
0.501% due 06/25/2032	16	13
0.521% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
0.731% due 11/25/2042	1,292	1,126
0.891% due 10/25/2032	211	182
Carrington Mortgage Loan Trust
0.551% due 10/25/2035	519	477
CIT Group Home Equity Loan Trust
0.501% due 06/25/2033	30	22
Conseco Financial Corp.
7.200% due 04/15/2026	7	7
Countrywide Asset-Backed Certificates
0.281% due 03/25/2037	172	171
0.341% due 10/25/2046	95	93
0.391% due 02/25/2036	83	80
Credit-Based Asset Servicing & Securitization LLC
0.291% due 11/25/2036	126	90
0.321% due 12/25/2037	61	61
First Franklin Mortgage Loan Asset-Backed Certificates
0.281% due 11/25/2036	262	255
0.281% due 03/25/2037	569	514
Ford Credit Auto Owner Trust
1.653% due 06/15/2012	7,000	7,048
Fremont Home Loan Trust
0.291% due 01/25/2037	492	344
GSRPM Mortgage Loan Trust
0.351% due 03/25/2035	168	156
Home Equity Mortgage Trust
0.411% due 05/25/2036	4,676	2,953
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036	173	126
LA Arena Funding LLC
7.656% due 12/15/2026	74	70
Massachusetts Educational Financing Authority
1.232% due 04/25/2038	1,218	1,226
SACO I, Inc.
0.611% due 11/25/2035	1,187	551
Soundview Home Equity Loan Trust
0.291% due 11/25/2036	344	185
Structured Asset Securities Corp.
0.281% due 10/25/2036	259	246
Washington Mutual Asset-Backed Certificates
0.291% due 10/25/2036	588	408

Total Asset-Backed Securities (Cost $19,996)		16,783

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.005% due 01/04/2010	3,896	3,896

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $3,975. Repurchase proceeds are $3,896.)
U.S. CASH MANAGEMENT BILLS 0.0%
0.143% due 04/01/2010 (d)	330	330

U.S. TREASURY BILLS 0.6%
0.127% due 03/18/2010 - 03/25/2010 (b)(d)	8,370	8,369

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.3%
	2,013,704	20,161

Total Short-Term Instruments (Cost $32,756)		32,756

Total Investments 114.6% (Cost $1,802,672)		$1,729,760
Written Options (h) (0.2%) (Premiums $1,869)		(2,675)
Other Assets and Liabilities (Net) (14.4%)		(217,756)

Net Assets 100.0%		$1,509,329

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $2,220 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $113,205 at a weighted average interest rate of 0.208%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $4,520 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	366	$614
90-Day Eurodollar June Futures	Long	06/2010	715	2,091
90-Day Eurodollar March Futures	Long	03/2010	383	1,111
90-Day Eurodollar September Futures	Long	09/2010	321	617
U.S. Treasury 5-Year Note March Futures	Long	03/2010	40	(88)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	20	(67)
U.S. Treasury 30-Year Bond March Futures	Long	03/2010	136	(840)

				$3,438

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Avon Products, Inc.	CSFB	(0.150%)	03/20/2011	0.199%	$2,800	$1	$0	$1
Bank of America Corp.	MLP	(0.170%)	12/20/2016	1.037%	5,000	264	0	264
Countrywide Financial Corp.	JPM	(0.710%)	06/20/2016	1.575%	5,000	245	0	245
Gannett Co., Inc.	JPM	(0.330%)	06/20/2011	1.711%	2,200	44	0	44
HSBC Finance Corp.	BNP	(0.165%)	12/20/2013	0.923%	5,000	143	0	143
HSBC Finance Corp.	JPM	(0.220%)	06/20/2016	1.064%	3,000	145	0	145
International Lease Finance Corp.	GSC	(0.200%)	03/20/2013	9.090%	2,900	637	0	637
Johnson Controls, Inc.	JPM	(0.240%)	03/20/2011	0.454%	4,000	10	0	10
Loews Corp.	JPM	(0.280%)	03/20/2016	0.679%	3,000	67	0	67
Morgan Stanley	RBS	(0.275%)	12/20/2015	1.119%	3,000	135	0	135
Morgan Stanley	RBS	(0.320%)	12/20/2016	1.135%	4,400	217	0	217
Omnicom Group, Inc.	MSC	(0.390%)	06/20/2016	0.674%	1,500	25	0	25
Reed Elsevier Capital, Inc.	MSC	(0.280%)	06/20/2012	0.355%	900	1	0	1
Textron Financial Corp.	JPM	(0.110%)	06/20/2010	0.633%	3,000	7	0	7
Wells Fargo Bank N.A.	GSC	(0.140%)	03/20/2015	0.981%	5,000	201	0	201

						$2,142	$0	$2,142

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	$11,000	$264	$147	$117
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	74,400	1,900	0	1,900
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	23,800	843	(234)	1,077
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	51,000	1,806	(151)	1,957
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	CITI	6,200	202	122	80

						$5,015	$(116)	$5,131

(h) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$119.000	01/22/2010	602	$101	$14
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	357	63	13
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	602	281	747
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	357	193	382

				$638	$1,156

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	$25,700	$46	$26
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	25,700	203	282
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	3,100	18	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	3,100	22	51
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	7,300	92	13
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	12,600	103	239
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	3,700	26	61
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.500%	02/17/2010	5,800	31	87
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	31,400	329	57
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	37,000	361	702

							$1,231	$1,519

(i) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	01/01/2040	$2,000	$2,033	$1,997
Fannie Mae	5.500%	01/01/2040	4,000	4,209	4,187
Fannie Mae	6.000%	02/01/2040	1,000	1,065	1,056

				$7,307	$7,240

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$90,624	$4,536	$95,160
U.S. Government Agencies	0	416,335	3,635	419,970
U.S. Treasury Obligations	0	1,058,409	0	1,058,409
Mortgage-Backed Securities	0	90,950	0	90,950
Other Investments+++	20,161	45,110	0	65,271

Investments, at value	$20,161	$1,701,428	$8,171	$1,729,760
Short Sales, at value	$0	$(7,240)	$0	$(7,240)
Financial Derivative Instruments++++	$3,438	$4,598	$0	$8,036

Total	$23,599	$1,698,786	$8,171	$1,730,556

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009
Corporate Bonds & Notes	$0	$(971)	$0	$0	$(112)	$5,619	$4,536	$(31)
U.S. Government Agencies	7,801	(391)	(1)	(8)	144	(3,910)	3,635	(39)

Investments, at value	$7,801	$(1,362)	$(1)	$(8)	$32	$1,709	$8,171	$(70)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
CIT Group, Inc.
9.500% due 01/18/2012 (a)		$11,500	$11,816
Daimler Finance North America LLC
4.240% due 08/03/2012		46,920	45,864
HCA, Inc.
2.532% due 11/17/2013		9,000	8,614
West Corp.
2.606% due 10/24/2013		4	4
2.607% due 10/24/2013		5	5
2.609% due 10/24/2013		8	8
2.611% due 10/24/2013		1	1
4.106% due 07/15/2016		887	850
4.107% due 07/15/2016		751	720
4.109% due 07/15/2016		1,278	1,225

Total Bank Loan Obligations (Cost $68,283)			69,107

CORPORATE BONDS & NOTES 22.4%
BANKING & FINANCE 17.6%
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		23,500	23,999
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		14,400	15,383
American Express Bank FSB
0.291% due 04/26/2010		4,100	4,089
0.361% due 05/29/2012		75	73
5.500% due 04/16/2013		21,300	22,721
American Express Credit Corp.
0.392% due 06/16/2011		617	609
0.415% due 12/02/2010		7,300	7,275
American Express Travel Related Services Co., Inc.
0.435% due 06/01/2011		23,353	22,973
American General Finance Corp.
4.625% due 09/01/2010		555	538
5.625% due 08/17/2011		24,304	21,208
American Honda Finance Corp.
0.325% due 02/09/2010		2,300	2,299
American International Group, Inc.
0.394% due 10/18/2011		1,500	1,357
4.950% due 03/20/2012		7,700	7,545
5.050% due 10/01/2015		10,000	8,352
5.375% due 10/18/2011		4,600	4,570
5.450% due 05/18/2017		10,000	8,105
5.850% due 01/16/2018		33,700	27,694
8.250% due 08/15/2018		15,400	14,480
ANZ National International Ltd.
6.200% due 07/19/2013		17,600	18,962
BA Covered Bond Issuer
5.500% due 06/14/2012		25,000	26,687
Banco Santander Chile
2.875% due 11/13/2012		65,700	66,274
Bank of America Corp.
2.100% due 04/30/2012		90,100	90,983
Bank of New York Mellon Corp.
0.678% due 02/05/2010		63,300	63,335
Barclays Bank PLC
0.424% due 03/23/2017		16,500	14,715
6.050% due 12/04/2017		1,200	1,223
10.179% due 06/12/2021		560	724
Bear Stearns Cos. LLC
0.391% due 05/18/2010		48,100	48,128
0.482% due 08/15/2011		800	801
4.500% due 10/28/2010		12,000	12,392
6.950% due 08/10/2012		76,390	85,400
Calabash Re Ltd.
8.844% due 01/08/2010		4,700	4,700
11.344% due 01/08/2010		4,500	4,500
CIT Group, Inc.
7.000% due 05/01/2013		2,510	2,359
7.000% due 05/01/2014		4,214	3,925
7.000% due 05/01/2015		1,514	1,363
7.000% due 05/01/2016		2,524	2,234
7.000% due 05/01/2017		3,534	3,083
Citibank N.A.
1.875% due 05/07/2012		58,100	58,442
1.875% due 06/04/2012		4,300	4,327
Citigroup Funding, Inc.
1.325% due 05/07/2010		8,500	8,520
2.250% due 12/10/2012		3,700	3,732
5.700% due 06/30/2011		750	780
Citigroup, Inc.
0.421% due 05/18/2010		4,400	4,396
0.422% due 08/13/2010		150	150
2.125% due 04/30/2012		28,800	29,125
5.100% due 09/29/2011		1,500	1,551
5.125% due 02/14/2011		27,165	28,036
5.300% due 10/17/2012		3,500	3,648
5.500% due 04/11/2013		48,200	50,009
5.500% due 02/15/2017		1,450	1,374
5.625% due 08/27/2012		14,600	15,026
6.125% due 11/21/2017		300	303
Credit Agricole S.A.
0.304% due 05/28/2010		24,400	24,403
Danske Bank A/S
2.500% due 05/10/2012		3,000	3,052
Dexia Credit Local
0.899% due 09/23/2011		28,000	28,251
DnB NOR Bank ASA
0.486% due 09/01/2016		16,300	15,201
El Paso Performance-Linked Trust
7.750% due 07/15/2011		12,900	13,289
Ford Motor Credit Co. LLC
3.034% due 01/13/2012		27,805	25,893
7.000% due 10/01/2013		9,900	9,893
7.250% due 10/25/2011		900	909
7.375% due 02/01/2011		13,310	13,585
7.875% due 06/15/2010		3,350	3,401
8.000% due 12/15/2016		600	602
8.625% due 11/01/2010		1,000	1,030
12.000% due 05/15/2015		1,040	1,207
General Electric Capital Corp.
0.383% due 06/20/2014		10,000	8,916
0.472% due 05/11/2016		300	274
2.000% due 09/28/2012		34,000	34,066
2.250% due 03/12/2012		100,000	101,503
2.625% due 12/28/2012		3,000	3,057
3.000% due 12/09/2011		40,800	42,077
GMAC LLC
6.000% due 12/15/2011		3,500	3,429
Goldman Sachs Group, Inc.
0.701% due 03/22/2016		15,000	13,835
5.300% due 02/14/2012		3,000	3,185
6.750% due 10/01/2037		500	516
HCP, Inc.
5.650% due 12/15/2013		725	727
5.950% due 09/15/2011		1,900	1,961
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	6,946
HSBC Capital Funding LP
9.547% due 12/29/2049		20,046	20,397
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	913
HSBC Finance Corp.
7.000% due 05/15/2012		850	925
ICICI Bank Ltd.
0.824% due 01/12/2010		32,200	32,039
ING Bank NV
3.900% due 03/19/2014		22,400	23,078
International Lease Finance Corp.
0.482% due 05/24/2010		16,250	15,800
4.875% due 09/01/2010		6,000	5,764
5.000% due 04/15/2010		7,500	7,388
KeyBank N.A.
2.507% due 06/02/2010		40,300	40,548
LBG Capital No.1 PLC
8.500% due 12/29/2049		700	520
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		1,400	280
5.625% due 01/24/2013 (a)		5,300	1,113
Lloyds TSB Bank PLC
2.300% due 04/01/2011		19,100	19,368
2.800% due 04/02/2012		122,000	124,528
Longpoint Re Ltd.
5.504% due 11/08/2011		8,500	8,534
Macquarie Bank Ltd.
2.600% due 01/20/2012		21,200	21,657
Merrill Lynch & Co., Inc.
0.481% due 11/01/2011		6,000	5,893
0.485% due 06/05/2012		25,000	24,270
0.498% due 02/05/2010		275	275
2.522% due 05/12/2010		4,500	4,537
6.050% due 08/15/2012		10,330	11,073
Metropolitan Life Global Funding I
5.125% due 04/10/2013		41,000	43,468
Morgan Stanley
0.374% due 01/15/2010		30,900	30,900
0.534% due 01/18/2011		400	398
2.372% due 05/14/2010		29,100	29,312
3.250% due 12/01/2011		11,300	11,727
Mystic Re Ltd.
10.254% due 06/07/2011		6,400	6,531
National Australia Bank Ltd.
0.725% due 02/08/2010		77,800	77,810
National City Bank
0.348% due 06/18/2010		1,500	1,498
National City Bank of Kentucky
6.300% due 02/15/2011		250	258
National City Corp.
0.424% due 06/16/2010		3,000	2,991
National City Preferred Capital Trust I
12.000% due 12/29/2049		10,000	11,548
Osiris Capital PLC
3.134% due 01/15/2010		11,000	11,000
Pacific Life Global Funding
5.150% due 04/15/2013		98,678	103,186
PNC Bank N.A.
0.731% due 02/01/2010		73,400	73,395
Pricoa Global Funding I
0.381% due 01/30/2012		18,300	17,811
0.451% due 09/27/2013		14,770	13,836
Principal Life Income Funding Trusts
0.432% due 11/15/2010		8,100	8,062
Regions Financial Corp.
0.421% due 06/26/2012		14,600	13,127
Residential Reinsurance 2007 Ltd.
10.506% due 06/07/2010		1,800	1,848
Royal Bank of Scotland Group PLC
0.672% due 04/08/2011		92,300	92,528
3.000% due 12/09/2011		22,400	22,957
6.375% due 02/01/2011		4,870	4,885
9.118% due 03/31/2049		37,207	34,046
Scotland International Finance No. 2 BV
6.500% due 02/15/2011		9,450	9,160
SLM Corp.
0.442% due 07/26/2010		10,400	10,180
Societe Generale
5.922% due 04/29/2049		2,800	2,184
SunTrust Bank
6.375% due 04/01/2011		40,400	42,004
Svenska Handelsbanken AB
1.254% due 09/14/2012		34,000	33,851
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		85,800	92,428
U.S. Bancorp
0.679% due 02/04/2010		37,820	37,837
U.S. Central Federal Credit Union
1.250% due 10/19/2011		22,300	22,304
1.900% due 10/19/2012		13,700	13,698
Wachovia Bank N.A.
0.584% due 03/15/2016		1,750	1,573
Wachovia Corp.
0.524% due 06/15/2017		1,100	983
5.500% due 05/01/2013		32,300	34,339
Wells Fargo & Co.
7.980% due 03/29/2049		229,100	230,818
Westpac Banking Corp.
0.764% due 07/16/2014		3,000	3,022
2.250% due 11/19/2012		107,300	107,121
3.250% due 12/16/2011		65,800	67,966

			2,907,175

INDUSTRIALS 2.4%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		163,818	162,999
Boston Scientific Corp.
4.250% due 01/12/2011		25	26
CC Holdings GS V LLC
7.750% due 05/01/2017		650	695
Colorado Interstate Gas Co.
5.950% due 03/15/2015		4,260	4,495
Comcast Holdings Corp.
10.625% due 07/15/2012		2,420	2,857
Daimler Finance North America LLC
7.750% due 01/18/2011		3,000	3,190
DISH DBS Corp.
7.125% due 02/01/2016		6,775	6,953
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		300	329
Gaz Capital S.A.
7.510% due 07/31/2013		44,200	46,135
General Mills, Inc.
0.413% due 01/22/2010		18,200	18,200
HJ Heinz Co.
15.590% due 12/01/2020		700	878
JC Penney Corp., Inc.
7.950% due 04/01/2017		1,075	1,180
Motorola, Inc.
8.000% due 11/01/2011		50	53
Olin Corp.
6.750% due 06/15/2016		15,000	15,356
PACCAR, Inc.
6.375% due 02/15/2012		42,800	46,405
6.875% due 02/15/2014		19,900	22,469
Reynolds American, Inc.
7.250% due 06/01/2012		5,500	6,050
Ryder System, Inc.
5.950% due 05/02/2011		10,380	10,740
Sonat, Inc.
7.625% due 07/15/2011		900	932
United Airlines, Inc.
10.400% due 11/01/2016		1,700	1,791
United Rentals North America, Inc.
6.500% due 02/15/2012		1,425	1,429
Wal-Mart Stores, Inc.
4.250% due 04/15/2013		25,100	26,633
Weyerhaeuser Co.
6.750% due 03/15/2012		12,410	13,155
Williams Cos., Inc.
8.125% due 03/15/2012		3,825	4,202
Xerox Corp.
7.125% due 06/15/2010		75	77

			397,229

UTILITIES 2.4%
AT&T Corp.
7.300% due 11/15/2011		47,000	51,773
AT&T, Inc.
0.378% due 02/05/2010		11,700	11,703
BellSouth Corp.
4.950% due 04/26/2021		35,200	35,646
Knight, Inc.
6.500% due 09/01/2012		4,750	4,964
NRG Energy, Inc.
7.375% due 02/01/2016		123,238	123,700
Pacific Gas & Electric Co.
4.200% due 03/01/2011		5,000	5,161
Public Service Electric & Gas Co.
1.129% due 03/12/2010		51,300	51,377
Qwest Corp.
7.875% due 09/01/2011		75	79
8.875% due 03/15/2012		1,075	1,161
Southern Power Co.
6.250% due 07/15/2012		1,201	1,309
Telecom Italia Capital S.A.
0.894% due 07/18/2011		24,000	23,909
Verizon Wireless Capital LLC
2.869% due 05/20/2011		1,000	1,034
5.250% due 02/01/2012		88,480	93,890

			405,706

Total Corporate Bonds & Notes (Cost $3,584,409)			3,710,110

CONVERTIBLE BONDS & NOTES 0.2%
Bristol-Myers Squibb Co.
0.000% due 09/15/2023		18,950	18,013
Goodrich Petroleum Corp.
3.250% due 12/01/2026		650	602
National City Corp.
4.000% due 02/01/2011		12,620	12,920

Total Convertible Bonds & Notes (Cost $30,177)			31,535

MUNICIPAL BONDS & NOTES 0.2%
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043		35,300	35,030

Total Municipal Bonds & Notes (Cost $35,300)			35,030

U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
0.291% due 12/25/2036		8,609	7,966
0.431% due 10/27/2037		107,300	101,935
0.581% due 03/25/2044		651	615
0.631% due 05/25/2031 - 06/25/2032		2,071	2,051
0.831% due 05/25/2030		486	482
0.850% due 04/25/2022		12	12
0.881% due 05/25/2030		486	483
1.832% due 07/01/2042 - 07/01/2044		10,201	10,127
1.882% due 09/01/2041		18,060	17,961
2.032% due 10/01/2030 - 11/01/2039		1,516	1,513
2.295% due 11/01/2018		4	3
2.346% due 03/01/2035		1,328	1,352
2.533% due 11/01/2017		39	39
2.590% due 06/01/2017		10	10
2.645% due 11/01/2034		1,761	1,797
2.649% due 08/01/2029		615	633
2.660% due 08/01/2017		5	5
2.662% due 07/01/2018		6	6
2.746% due 12/01/2033		415	430
2.759% due 01/01/2021		28	27
2.871% due 10/01/2034		5,520	5,647
2.875% due 07/01/2017		25	25
2.921% due 11/01/2027		55	56
2.998% due 11/01/2017		27	27
3.090% due 07/01/2017		41	41
3.159% due 12/01/2017		21	22
3.288% due 01/01/2024		9	10
3.310% due 02/01/2028		266	273
3.320% due 09/01/2035		7,238	7,435
3.396% due 06/01/2022		5	5
3.423% due 04/01/2024		181	188
3.436% due 10/01/2024		171	177
3.510% due 05/01/2035		3,248	3,338
3.565% due 03/01/2035		2,153	2,156
3.793% due 09/01/2032		1,644	1,698
3.921% due 07/25/2017		382	395
4.000% due 05/01/2011		129	131
4.041% due 07/01/2035		8,660	8,938
4.046% due 01/01/2024		141	145
4.250% due 05/25/2033		6,666	6,868
4.283% due 04/01/2034		1,139	1,170
4.389% due 01/01/2035		13,194	13,507
4.436% due 02/01/2028		9	9
4.500% due 06/01/2011 - 08/01/2035		3,185	3,324
4.523% due 01/01/2028		60	62
4.579% due 07/01/2035		8,415	8,764
4.628% due 08/01/2035		12,426	12,944
4.714% due 05/01/2035		6,468	6,707
4.739% due 03/01/2035		13,858	14,434
4.905% due 10/01/2035		5,799	5,991
4.962% due 06/01/2035		1,517	1,581
4.963% due 06/01/2035		2,764	2,892
4.987% due 04/01/2018		598	622
4.998% due 12/01/2023		29	30
5.000% due 12/25/2016 - 01/01/2040		77,964	80,247
5.106% due 07/01/2023		85	88
5.500% due 03/01/2016 - 03/01/2038		71,982	75,715
5.500% due 02/01/2038 (g)		41,915	43,963
6.000% due 05/01/2016 - 04/01/2039		809,673	859,685
6.000% due 07/01/2038 - 10/01/2038 (g)		86,139	91,388
6.250% due 02/01/2011		78,000	81,964
6.500% due 08/01/2028 - 12/25/2042		32,928	35,764
7.000% due 05/01/2012 - 01/01/2032		241	253
7.500% due 02/01/2013		1	1
8.000% due 04/01/2030 - 11/01/2031		2,513	2,882
8.500% due 04/01/2025		124	143
8.800% due 01/25/2019		79	87
9.000% due 03/25/2021 - 04/25/2021		259	295
9.250% due 10/25/2018		4	5
9.500% due 03/25/2020 - 11/01/2025		628	708
10.000% due 01/01/2011 - 05/01/2022		8	8
10.500% due 07/01/2014 - 07/01/2021		2	3
11.000% due 11/01/2020		2	3
11.250% due 10/01/2015		5	5
11.500% due 11/01/2019 - 02/01/2020		1	2
11.750% due 02/01/2016		7	9
13.250% due 09/01/2011		1	1
15.750% due 12/01/2011		1	1
16.000% due 09/01/2012 - 12/01/2012		1	1
Federal Housing Administration
0.000% due 11/01/2019		29	29
7.430% due 10/01/2020 - 07/01/2024		3,031	3,027
Freddie Mac
0.383% due 07/15/2019 - 08/15/2019		53,616	52,929
0.491% due 08/25/2031		3,284	2,981
0.511% due 09/25/2031		5,535	5,347
0.533% due 05/15/2036		13,915	13,801
0.583% due 12/15/2030		8,115	8,094
0.633% due 06/15/2018		3,042	3,000
0.683% due 11/15/2030		9	9
1.125% due 06/01/2011		77,900	78,195
1.200% due 10/15/2020		43	43
1.250% due 03/15/2021		25	25
2.032% due 07/25/2044		656	625
2.500% due 03/01/2017		21	21
2.576% due 11/01/2022		252	258
2.928% due 10/01/2027		27	26
2.990% due 11/01/2023		10	10
3.110% due 10/01/2023		114	117
3.129% due 12/01/2022		40	41
3.133% due 06/01/2024		54	55
3.219% due 09/01/2023		14	14
3.250% due 01/01/2017		4	4
3.396% due 08/15/2032		622	626
3.500% due 02/01/2023		1	1
3.888% due 08/01/2035		14,774	15,281
4.000% due 09/15/2015		61	62
4.000% due 01/15/2024 (b)		2,792	458
4.254% due 01/01/2024		68	70
4.450% due 03/01/2035		3,717	3,854
4.500% due 02/15/2015 - 02/15/2017		21,045	21,551
4.579% due 04/01/2035		8,953	9,326
4.601% due 02/01/2020		229	235
4.644% due 04/01/2035		7,239	7,565
4.700% due 06/01/2035		60,754	62,714
4.713% due 08/01/2035		55,258	57,082
4.727% due 03/01/2035		8,098	8,472
4.933% due 07/01/2035		16,766	17,509
4.982% due 04/01/2035		1,767	1,851
4.992% due 03/01/2035		1,096	1,149
5.000% due 04/01/2013 - 07/15/2024		13,859	14,076
5.060% due 04/01/2035		3,874	4,077
5.500% due 02/15/2014 - 01/01/2040		16,340	17,275
6.000% due 03/01/2011 - 02/01/2034		8,353	8,949
6.500% due 03/15/2029 - 07/25/2043		46,425	50,174
7.000% due 01/01/2030 - 04/01/2032		59	65
7.500% due 07/15/2030		443	487
8.000% due 01/01/2012 - 12/01/2024		252	279
8.500% due 06/01/2022 - 11/01/2025		691	797
9.000% due 12/15/2020 - 08/01/2022		234	263
9.500% due 08/01/2016 - 09/01/2021		77	85
10.000% due 11/01/2016 - 05/15/2020		34	37
14.000% due 09/01/2012 - 04/01/2016		1	1
Ginnie Mae
0.782% due 12/16/2025		114	114
3.625% due 08/20/2022 - 07/20/2030		3,409	3,490
4.000% due 01/20/2032 - 02/20/2032		3,437	3,509
4.125% due 10/20/2023 - 12/20/2027		2,635	2,691
4.375% due 04/20/2016 - 05/20/2030		5,326	5,485
4.500% due 03/20/2019 - 03/20/2031		159	163
6.000% due 01/15/2029 - 01/01/2040		59,916	63,325
6.500% due 09/15/2032 - 01/01/2040		76,041	80,854
6.500% due 04/15/2036 (g)		131,976	140,639
7.000% due 03/15/2011 - 10/15/2011		6	6
7.500% due 03/15/2022 - 09/15/2031		133	150
8.000% due 05/15/2016 - 06/20/2031		1,625	1,818
8.500% due 12/15/2021 - 05/15/2030		7	9
9.000% due 03/15/2017 - 11/15/2030		247	286
9.500% due 10/15/2016 - 06/15/2025		22	25
9.750% due 08/15/2017		18	19
10.000% due 10/15/2013 - 11/15/2020		4	4
10.500% due 11/15/2019 - 02/15/2021		1	1
11.500% due 08/15/2018		2	2
11.750% due 08/15/2013		2	2
12.000% due 06/20/2015		1	1
13.000% due 10/15/2013		3	3
13.500% due 11/15/2012		3	4
16.000% due 02/15/2012		3	3
Small Business Administration
4.310% due 04/01/2029		29,732	30,171
Vendee Mortgage Trust
6.500% due 05/15/2029		34,579	34,994

Total U.S. Government Agencies (Cost $2,312,032)			2,371,070

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.250% due 05/15/2039 (g)		880	826
U.S. Treasury Notes
1.000% due 09/30/2011		70	70
1.000% due 10/31/2011 (e)(g)		23,631	23,617

Total U.S. Treasury Obligations (Cost $24,663)			24,513

MORTGAGE-BACKED SECURITIES 8.2%
Adjustable Rate Mortgage Trust
3.142% due 03/25/2035		11,946	10,490
American Home Mortgage Assets
0.441% due 10/25/2046		30,146	15,339
American Home Mortgage Investment Trust
2.231% due 02/25/2045		42,769	33,599
2.698% due 10/25/2034		33,209	24,831
Banc of America Funding Corp.
3.267% due 05/25/2035		189,089	177,931
Banc of America Mortgage Securities, Inc.
3.912% due 05/25/2033		250	223
4.787% due 09/25/2035		15,604	12,281
6.500% due 10/25/2031		3,863	3,785
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		860	757
2.940% due 03/25/2035		10,494	9,194
3.228% due 11/25/2030		66	62
3.708% due 01/25/2034		7,383	6,966
3.753% due 10/25/2036		3,973	2,261
3.789% due 08/25/2035		10,700	7,171
4.456% due 02/25/2033		715	671
4.462% due 10/25/2035		91,627	77,699
4.625% due 10/25/2035		43,997	37,512
4.822% due 08/25/2033		6,794	6,479
4.974% due 01/25/2035		31	28
4.990% due 04/25/2033		5,035	4,474
4.991% due 01/25/2035		4,311	3,694
5.361% due 08/25/2035		73,949	63,233
5.432% due 04/25/2033		15,285	14,117
5.632% due 02/25/2033		1,042	1,020
Bear Stearns Alt-A Trust
4.721% due 03/25/2035		23,779	15,632
5.310% due 05/25/2035		25,351	17,576
5.378% due 09/25/2035		6,931	4,645
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,500	1,298
5.471% due 01/12/2045		4,200	3,983
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		8,264	8,016
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		13,967	8,628
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019		8	7
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		1,875	1,664
4.557% due 03/25/2034		4,007	3,798
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		13,100	11,211
5.768% due 06/10/2046		57,000	55,999
Countrywide Alternative Loan Trust
0.411% due 05/25/2047		11,749	5,902
0.511% due 02/25/2037		12,930	6,685
Countrywide Home Loan Mortgage Pass-Through Trust
0.521% due 04/25/2035		3,906	2,196
3.510% due 11/25/2034		12,512	10,148
3.701% due 02/20/2035		21,951	18,008
5.250% due 02/20/2036		23,541	11,805
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		1,400	1,212
CS First Boston Mortgage Securities Corp.
0.879% due 03/25/2032		1,868	1,589
4.938% due 12/15/2040		2,983	2,995
5.018% due 06/25/2032		62	55
DLJ Acceptance Trust
11.000% due 08/01/2019		48	48
Drexel Burnham Lambert CMO Trust
0.985% due 05/01/2016		1	1
First Horizon Alternative Mortgage Securities
2.596% due 06/25/2034		15,441	12,199
5.387% due 09/25/2035		1,821	1,258
First Horizon Asset Securities, Inc.
3.148% due 07/25/2033		6,427	5,875
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		46	46
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		8,398	7,586
0.311% due 01/25/2047		9,830	8,534
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	483
5.444% due 03/10/2039		6,800	6,023
GS Mortgage Securities Corp. II
0.325% due 03/06/2020		9,502	9,044
0.365% due 03/06/2020		14,900	13,885
5.805% due 08/10/2045		9,900	8,526
GSR Mortgage Loan Trust
3.262% due 09/25/2035		7,882	6,873
3.336% due 09/25/2035		69,814	60,617
6.000% due 03/25/2032		561	560
Harborview Mortgage Loan Trust
5.099% due 07/19/2035		10,667	7,415
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		1,655	916
Imperial Savings Association
6.503% due 02/25/2018		28	28
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		3,590	3,373
0.441% due 05/25/2046		5,447	2,815
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		2,000	1,692
5.818% due 06/15/2049		50,985	44,595
5.882% due 02/15/2051		4,400	3,821
JPMorgan Mortgage Trust
4.786% due 04/25/2037		2,367	1,301
5.022% due 02/25/2035		15,317	14,090
JPMorgan Re-REMIC
6.277% due 05/27/2036		16,654	16,171
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		4,150	4,173
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		2,873	2,674
MASTR Adjustable Rate Mortgages Trust
3.096% due 11/21/2034		11,819	9,609
MASTR Asset Securitization Trust
5.500% due 09/25/2033		16,834	17,125
Mellon Residential Funding Corp.
0.719% due 06/15/2030		16,508	13,902
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	7,671
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		12,450	8,543
3.402% due 05/25/2033		8,603	7,971
4.258% due 02/25/2035		22,897	19,907
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		2,140	1,516
4.250% due 10/25/2035		12,011	10,605
Morgan Stanley Capital I
0.294% due 10/15/2020		5,508	4,872
5.809% due 12/12/2049		18,825	16,087
PNC Mortgage Acceptance Corp.
7.610% due 03/15/2033		2,528	2,525
Prime Mortgage Trust
0.631% due 02/25/2019		667	631
0.631% due 02/25/2034		4,331	3,932
Prudential-Bache CMO Trust
8.400% due 03/20/2021		69	70
Resecuritization Mortgage Trust
0.481% due 04/26/2021		29	29
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		580	569
Sears Mortgage Securities
12.000% due 02/25/2014		5	5
Sequoia Mortgage Trust
0.929% due 05/20/2034		6,593	4,704
Sovereign Commercial Mortgage Securities Trust
5.787% due 07/22/2030		800	793
Structured Asset Mortgage Investments, Inc.
0.483% due 07/19/2035		6,050	3,480
0.511% due 02/25/2036		6,309	3,428
0.893% due 09/19/2032		5,059	4,234
9.271% due 06/25/2029		464	458
Structured Asset Securities Corp.
2.607% due 01/25/2032		147	135
2.903% due 07/25/2032		105	81
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		42,307	40,702
0.351% due 07/25/2036		28,810	27,967
0.351% due 10/25/2046		37,695	36,981
Wachovia Bank Commercial Mortgage Trust
0.313% due 06/15/2020		27,198	22,780
0.323% due 09/15/2021		15,802	13,482
5.509% due 04/15/2047		6,200	4,991
WaMu Mortgage Pass-Through Certificates
0.521% due 10/25/2045		5,469	3,926
0.541% due 01/25/2045		347	265
1.274% due 01/25/2047		8,951	5,452
1.354% due 12/25/2046		41,565	23,135
1.744% due 11/25/2042		1,777	1,168
1.944% due 06/25/2042		3,049	2,207
1.944% due 08/25/2042		2,419	1,781
2.509% due 02/27/2034		9,788	7,930
2.522% due 01/25/2047		6,182	3,555
2.772% due 09/25/2046		14,413	8,118
3.668% due 03/25/2034		3,958	3,604
Washington Mutual MSC Mortgage Pass-Through Certificates
4.348% due 02/25/2033		212	168
4.414% due 02/25/2033		75	60
Wells Fargo Mortgage-Backed Securities Trust
4.686% due 12/25/2033		4,227	4,137
4.950% due 03/25/2036		25,714	21,293
5.242% due 04/25/2036		991	819
5.388% due 08/25/2035		4,371	4,344
5.589% due 07/25/2036		21,682	16,599

Total Mortgage-Backed Securities (Cost $1,544,616)			1,349,837

ASSET-BACKED SECURITIES 4.1%
Access Group, Inc.
1.582% due 10/27/2025		66,214	68,157
ACE Securities Corp.
0.281% due 12/25/2036		2,506	2,075
American Express Credit Account Master Trust
0.263% due 10/15/2012		1,415	1,414
Amortizing Residential Collateral Trust
0.521% due 07/25/2032		744	671
Asset-Backed Funding Certificates
0.291% due 01/25/2037		2,795	2,691
Asset-Backed Securities Corp. Home Equity
0.281% due 12/25/2036		666	629
0.493% due 06/15/2031		7	4
BA Credit Card Trust
0.813% due 04/15/2013		7,640	7,624
Bank of America Auto Trust
1.700% due 12/15/2011		11,400	11,460
Bear Stearns Asset-Backed Securities Trust
0.291% due 01/25/2037		2,077	1,875
0.316% due 10/25/2036		2,644	2,425
0.681% due 03/25/2043		928	909
1.231% due 10/25/2037		27,293	17,269
BNC Mortgage Loan Trust
0.351% due 11/25/2036		4,600	4,088
Carrington Mortgage Loan Trust
0.281% due 01/25/2037		7,365	7,010
0.331% due 06/25/2037		1,153	998
0.551% due 10/25/2035		10,220	9,404
Chase Funding Mortgage Loan Asset-Backed Certificates
0.871% due 11/25/2031		710	663
Chase Issuance Trust
0.273% due 02/15/2013		1,506	1,501
CIT Group Home Equity Loan Trust
0.501% due 06/25/2033		608	439
Citigroup Mortgage Loan Trust, Inc.
0.331% due 10/25/2036		5,800	5,526
Community Program Loan Trust
4.500% due 10/01/2018		2,350	2,359
Countrywide Asset-Backed Certificates
0.281% due 05/25/2037		3,256	3,187
0.281% due 03/25/2047		359	357
Credit-Based Asset Servicing & Securitization LLC
0.321% due 12/25/2037		219	217
Daimler Chrysler Auto Trust
4.980% due 02/08/2011		798	799
Equity One Asset-Backed Securities, Inc.
0.791% due 11/25/2032		9,943	7,251
First Franklin Mortgage Loan Asset-Backed Certificates
0.281% due 11/25/2036		9,642	9,402
0.511% due 10/25/2035		4,122	3,784
Ford Credit Auto Owner Trust
1.133% due 01/15/2011		14,338	14,346
1.210% due 01/15/2012		15,920	15,967
1.653% due 06/15/2012		59,300	59,708
1.853% due 05/15/2012		13,500	13,606
2.000% due 12/15/2011		4,800	4,828
Fremont Home Loan Trust
0.291% due 01/25/2037		3,983	2,790
GSAMP Trust
0.271% due 10/25/2046		233	232
0.301% due 12/25/2036		7,747	4,903
HFC Home Equity Loan Asset-Backed Certificates
0.503% due 01/20/2035		2,873	2,637
0.523% due 01/20/2034		14,724	12,477
0.583% due 09/20/2033		7,254	6,473
HSI Asset Securitization Corp. Trust
0.281% due 10/25/2036		530	343
0.281% due 12/25/2036		2,597	1,884
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037		510	504
JPMorgan Mortgage Acquisition Corp.
0.281% due 07/25/2036		736	719
0.281% due 08/25/2036		200	197
0.304% due 11/25/2036		331	326
Landmark CDO Ltd.
0.754% due 01/15/2016		54,421	51,652
Long Beach Mortgage Loan Trust
0.271% due 11/25/2036		85	85
0.511% due 10/25/2034		589	456
MASTR Asset-Backed Securities Trust
0.271% due 08/25/2036		138	137
Morgan Stanley ABS Capital I
0.271% due 10/25/2036		1,641	1,592
0.271% due 01/25/2037		4,357	4,113
0.281% due 10/25/2036		619	605
Morgan Stanley IXIS Real Estate Capital Trust
0.281% due 11/25/2036		325	319
Mountain Capital CLO Ltd.
0.688% due 02/15/2016		46,716	44,339
Option One Mortgage Loan Trust
0.281% due 01/25/2037		1,142	1,131
Primus CLO Ltd.
0.517% due 07/15/2021		166,395	139,578
Renaissance Home Equity Loan Trust
0.851% due 03/25/2034		4,614	3,754
0.931% due 08/25/2032		40	20
Residential Asset Securities Corp.
0.691% due 06/25/2031		3	2
Saxon Asset Securities Trust
0.551% due 09/25/2047		7,400	3,146
Securitized Asset-Backed Receivables LLC Trust
0.281% due 09/25/2036		227	225
0.291% due 12/25/2036		5,750	2,751
0.361% due 05/25/2037		1,994	1,396
SLM Student Loan Trust
0.322% due 01/25/2019		6,049	6,040
0.532% due 07/25/2013		7,255	7,260
0.582% due 01/25/2015		4,145	4,139
0.782% due 10/25/2017		48,900	49,030
0.962% due 07/25/2013		22,445	22,509
1.782% due 04/25/2023		3,061	3,186
Soundview Home Equity Loan Trust
0.291% due 11/25/2036		2,907	1,561
Specialty Underwriting & Residential Finance
0.291% due 01/25/2038		3,798	2,785
Structured Asset Securities Corp.
0.281% due 10/25/2036		3,922	3,725
0.521% due 01/25/2033		671	582
4.930% due 01/25/2035		792	672
WMC Mortgage Loan Pass-Through Certificates
0.913% due 05/15/2030		177	160

Total Asset-Backed Securities (Cost $696,525)			673,078

SOVEREIGN ISSUES 0.9%
Export-Import Bank of Korea
0.504% due 10/04/2011		1,000	1,002
8.125% due 01/21/2014		105,700	122,813
Korea Development Bank
0.547% due 11/22/2012		2,200	2,075
Societe Financement de l’Economie Francaise
0.484% due 07/16/2012		6,000	6,038
2.375% due 03/26/2012		13,100	13,273
Swedish Housing Finance Corp.
3.125% due 03/23/2012		9,000	9,164

Total Sovereign Issues (Cost $136,981)			154,365

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Barry Callebaut NV
6.000% due 07/13/2017	EUR	1,250	1,756
Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	34,508
EMF-NL
1.490% due 04/17/2041	EUR	7,115	9,525
1.590% due 04/17/2041		3,000	1,715
1.740% due 07/17/2041		7,300	4,487
FCE Bank PLC
7.875% due 02/15/2011	GBP	100	161
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	19,000	27,896
Fresenius Finance BV
5.500% due 01/31/2016		2,300	3,363
Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011		4,570	6,912
Fresenius U.S. Finance II, Inc.
8.750% due 07/15/2015		500	821
KeyBank N.A.
0.840% due 11/21/2011		1,600	1,950
KeyCorp
0.915% due 11/22/2010		7,085	9,573
LeasePlan Corp. NV
3.125% due 02/10/2012		2,900	4,261
Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	1,589
Morgan Stanley
1.048% due 03/01/2013		25,300	34,551
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	8,935
Ruhrgas AG
2.297% due 08/18/2012	EUR	241	340
SLM Corp.
1.083% due 04/26/2011		5,000	6,774
Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		12,500	18,103
Sumitomo Mitsui Banking Corp.
1.049% due 12/29/2049	JPY	1,300,000	13,761
Swedbank AB
3.625% due 12/02/2011	EUR	400	590
TDC A/S
6.500% due 04/19/2012		1,500	2,301

Total Foreign Currency-Denominated Issues (Cost $184,517)			193,872

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		428,000	2,162
Wells Fargo & Co.
7.500% due 12/31/2049		29,900	27,448

Total Convertible Preferred Securities (Cost $19,886)			29,610

PREFERRED STOCKS 0.6%
DG Funding Trust
2.532% due 12/31/2049		10,254	90,984

Total Preferred Stocks (Cost $108,094)			90,984

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 47.4%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo
2.375% due 12/21/2012		$104,900	104,049

COMMERCIAL PAPER 4.1%
BNP Paribas Finance, Inc.
0.020% due 01/04/2010		484,000	484,000
Federal Home Loan Bank
0.073% due 01/13/2010		24,000	24,000
0.073% due 02/24/2010		45,900	45,896
0.076% due 02/12/2010		56,000	55,996
Freddie Mac
0.065% due 02/19/2010		67,700	67,694

			677,586

TIME DEPOSITS 4.0%
State Street Bank and Trust Grand Cayman
0.000% due 01/04/2010		657,100	657,100

REPURCHASE AGREEMENTS 6.9%
Banc of America Securities LLC
0.100% due 01/15/2010		11,000	11,000
(Dated 12/16/2009. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $11,026. Repurchase proceeds are $11,000.)
BNP Paribas Bank
0.020% due 01/05/2010		616,000	616,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Bonds 4.500% - 8.125% due 02/15/2021 - 08/15/2039 valued at $625,832. Repurchase proceeds are $616,000.)
Deutsche Bank AG
0.090% due 01/05/2010		162,400	162,400
(Dated 12/22/2009. Collateralized by Fannie Mae 2.400% due 08/24/2012 valued at $165,208. Repurchase proceeds are $162,400.)
Goldman Sachs & Co.
0.100% due 01/06/2010		232,500	232,500
(Dated 12/23/2009. Collateralized by Fannie Mae 5.500% due 01/01/2039 valued at $229,632. Repurchase proceeds are $232,500.) 0.100% due 01/14/2010		25,000	25,000
(Dated 12/15/2009. Collateralized by Fannie Mae 4.000% due 06/01/2024 valued at $25,161. Repurchase proceeds are $25,000.)
JPMorgan Chase Bank N.A.
0.000% due 01/04/2010		60,800	60,800
(Dated 12/31/2009. Collateralized by Freddie Mac 7.000% due 03/15/2010 valued at $44,383 and U.S. Treasury Notes 1.000% due 12/31/2011 valued at $17,687. Repurchase proceeds are $60,800.)
0.100% due 01/08/2010		35,000	35,000
(Dated 12/17/2009. Collateralized by Freddie Mac 2.050% - 5.250% due 09/28/2012 - 12/13/2022 valued at $35,583. Repurchase proceeds are $35,000.)
UBS Securities LLC
0.000% due 01/04/2010		3,200	3,200

(Dated 12/31/2009. Collateralized by Freddie Mac 5.648% due 11/27/2037 valued at $3,305. Repurchase proceeds are $3,200.)			1,145,900

JAPAN TREASURY BILLS 0.9%
0.127% due 03/29/2010 JPY	JPY	14,210,000	152,567

U.S. CASH MANAGEMENT BILLS 0.8%
0.143% due 04/01/2010 (e)(g)		$123,956	123,941

U.S. TREASURY BILLS 1.4%
0.061% due 01/28/2010 - 04/08/2010 (c)(e)(g)		237,774	237,764

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 28.7%
		473,851,287	4,744,199

Total Short-Term Instruments (Cost $7,850,344)			7,843,106

Total Investments 100.2% (Cost $16,595,827)			$16,576,217
Written Options (i) (0.1%) (Premiums $28,390)			(18,136)
Other Assets and Liabilities (Net) (0.1%)			(15,977)

Net Assets 100.0%			$16,542,104

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $14,526 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $247,283 at a weighted average interest rate of -0.076%. On December 31, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $44,063 and cash of $5 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	482	$1,590
90-Day Eurodollar December Futures	Long	12/2010	1,090	1,529
90-Day Eurodollar June Futures	Long	06/2010	26,321	4,367
90-Day Eurodollar March Futures	Long	03/2010	16,831	11,383
90-Day Eurodollar September Futures	Long	09/2010	384	548
Euro-Bobl March Futures	Long	03/2010	951	(1,199)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	239	(563)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	104	70
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	104	(95)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	6,152	(7,593)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	49	86
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	137	357
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	137	354
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	137	313

				$11,147

(h) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Hospitality Properties Trust	BOA	(5.000%)	06/20/2016	2.545%	$7,500	$(1,000)	$(902)	$(98)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	5.684%	$12,700	$(1,264)	$0	$(1,264)
American International Group, Inc.	DUB	1.400%	06/20/2013	5.717%	16,200	(2,074)	0	(2,074)
American International Group, Inc.	GSC	1.380%	06/20/2013	5.717%	20,200	(2,598)	0	(2,598)
American International Group, Inc.	GSC	1.800%	06/20/2013	5.717%	2,000	(232)	0	(232)
American International Group, Inc.	RBS	1.360%	06/20/2013	5.717%	20,300	(2,623)	0	(2,623)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	1.295%	20,000	(200)	0	(200)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.584%	26,800	119	101	18
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.584%	35,100	156	136	20
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.584%	21,600	96	84	12
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	3.687%	1,300	70	0	70
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	4.346%	600	16	(13)	29
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	3.687%	2,200	111	0	111
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	3.687%	4,500	25	0	25
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	3.687%	7,500	51	0	51
Ford Motor Credit Co. LLC	JPM	3.950%	09/20/2012	3.687%	10,000	80	0	80
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	3.687%	1,000	53	0	53
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	3.687%	2,000	99	0	99
General Electric Capital Corp.	BCLY	5.000%	09/20/2010	0.679%	6,200	207	209	(2)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	0.679%	1,200	3	(15)	18
General Electric Capital Corp.	BNP	0.780%	03/20/2011	1.257%	6,300	(35)	0	(35)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.562%	2,000	(18)	0	(18)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.366%	6,200	396	328	68
General Electric Capital Corp.	CITI	1.050%	03/20/2010	0.690%	6,300	8	0	8
General Electric Capital Corp.	CITI	1.100%	03/20/2010	0.690%	2,800	4	0	4
General Electric Capital Corp.	CITI	1.150%	03/20/2010	0.690%	1,800	3	0	3
General Electric Capital Corp.	CITI	5.000%	06/20/2010	0.679%	4,800	107	(30)	137
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.590%	16,600	1,505	0	1,505
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.590%	10,200	1,048	0	1,048
General Electric Capital Corp.	DUB	1.000%	06/20/2010	0.679%	8,400	16	(20)	36
General Electric Capital Corp.	DUB	1.000%	09/20/2010	0.679%	1,100	3	(12)	15
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.237%	6,300	(16)	(48)	32
General Electric Capital Corp.	DUB	0.800%	06/20/2011	1.334%	32,700	(245)	0	(245)
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.366%	11,300	(66)	(322)	256
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.048%	1,900	(2)	0	(2)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.257%	8,000	681	0	681
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.313%	10,000	558	(500)	1,058
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.366%	4,800	306	240	66
General Electric Capital Corp.	RBS	1.200%	03/20/2010	0.690%	16,700	26	0	26
GMAC, Inc.	BCLY	3.650%	09/20/2012	4.042%	2,000	(16)	0	(16)
GMAC, Inc.	CITI	3.720%	09/20/2012	4.042%	2,800	(18)	0	(18)
GMAC, Inc.	DUB	3.200%	09/20/2012	4.042%	5,500	(105)	0	(105)
GMAC, Inc.	GSC	3.200%	09/20/2012	4.042%	4,300	(82)	0	(82)
GMAC, Inc.	JPM	3.250%	09/20/2012	4.042%	7,500	(133)	0	(133)
GMAC, Inc.	JPM	3.370%	09/20/2012	4.042%	10,000	(149)	0	(149)
GMAC, Inc.	JPM	3.670%	09/20/2012	4.042%	13,000	(98)	0	(98)
GMAC, Inc.	JPM	3.750%	09/20/2012	4.042%	2,000	(11)	0	(11)
GMAC, Inc.	JPM	4.850%	09/20/2012	4.042%	8,300	177	0	177
HSBC Finance Corp.	DUB	5.000%	09/20/2010	0.526%	12,000	414	297	117
Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.413%	4,900	(7)	0	(7)
JSC Gazprom	MSC	0.860%	11/20/2011	1.955%	38,400	(737)	0	(737)
Korea Government Bond	CITI	0.520%	12/20/2010	0.514%	11,000	4	0	4
Korea Government Bond	UBS	0.550%	12/20/2010	0.514%	9,000	6	0	6
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.653%	10,000	37	25	12
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.653%	29,900	113	70	43
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.653%	31,100	118	76	42
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.653%	7,100	27	18	9
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.653%	19,600	74	50	24
Panama Government International Bond	MSC	0.750%	01/20/2012	0.851%	500	1	0	1
Russia Government International Bond	CITI	1.000%	12/20/2010	0.833%	9,000	19	5	14
Russia Government International Bond	DUB	1.000%	12/20/2010	0.833%	10,000	20	11	9
Russia Government International Bond	GSC	1.000%	12/20/2010	0.833%	40,200	81	43	38
Russia Government International Bond	UBS	1.000%	12/20/2010	0.833%	25,100	51	13	38
SLM Corp.	BNP	5.050%	03/20/2013	4.675%	6,200	78	0	78
SLM Corp.	BOA	4.600%	03/20/2010	3.567%	100	1	(20)	21
SLM Corp.	BOA	5.000%	12/20/2010	3.754%	5,000	69	(513)	582
SLM Corp.	BOA	2.860%	12/20/2012	4.612%	100	(5)	(31)	26
SLM Corp.	BOA	4.930%	03/20/2013	4.675%	100	1	(27)	28
SLM Corp.	BOA	5.025%	03/20/2013	4.675%	200	2	(54)	56
SLM Corp.	BOA	5.000%	12/20/2013	4.981%	100	0	(28)	28
SLM Corp.	BOA	5.000%	03/20/2014	5.055%	100	0	(29)	29
SLM Corp.	DUB	5.000%	09/20/2010	3.511%	1,500	19	(120)	139
SLM Corp.	UBS	5.000%	03/20/2010	3.510%	3,100	16	(124)	140
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.765%	200	2	1	1

						$(3,657)	$(199)	$(3,458)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%)	06/20/2014	$1,410	$(13)	$178	$(191)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$41,500	$4,482	$4,150	$332
CDX.EM-12 Index	UBS	5.000%	12/20/2014	20,800	2,246	2,070	176
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	37,362	(5)	0	(5)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,666	0	0	0
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,015	10	0	10
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,412	359	0	359
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	38,869	661	0	661
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,437	70	0	70
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	9,548	154	0	154
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,899	142	0	142
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,696	147	0	147

					$8,266	$6,220	$2,046

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,295	$1	$1,294
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	532	0	532
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	90	0	90
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	91	0	91
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	43	0	43
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	394	(45)	439
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	405	(36)	441
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	445	29	416
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	454	17	437
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	1,002	(32)	1,034
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	18,126	(391)	18,517
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	129,000	869	0	869
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	371,300	(2,275)	1,265	(3,540)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		17,700	(108)	61	(169)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		20,500	(125)	62	(187)

							$21,238	$931	$20,307

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$112.000	02/19/2010	1,541	$285	$384

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Receive	2.500%	02/17/2010	EUR	27,800	$86	$19
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		$34,800	463	660
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		43,000	384	111
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		104,400	726	309
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		25,000	246	474
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		63,000	655	115
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		19,300	193	35
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		31,300	589	593
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		10,300	47	10
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		235,000	2,990	428
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		3,800	47	42
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		235,000	2,879	4,456
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		11,700	50	12
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		49,900	477	91
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		11,700	102	129
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		65,600	1,306	1,244
Put - OTC 10-Year Interest Rate Swap	DUB	3-MonthUSD-LIBOR	Pay	5.000%	04/19/2010		11,300	55	54
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		9,000	100	16
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		17,700	139	52
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		67,800	1,098	1,285
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		12,500	173	237
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		113,000	1,193	292
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		54,100	370	160
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		60,200	609	337
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		27,400	237	50
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		9,000	142	171
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		94,000	896	243
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		6,000	109	114
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		28,000	243	72
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		670,600	4,770	1,985
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		634,700	6,221	3,557

								$27,595	$17,353

Inflation Cap

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial -1) - 2.500%) or $0	12/14/2010	$60,000	$240	$261

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or $0	12/14/2010	$60,000	$270	$138

(j) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2040	$130,000	$136,910	$136,094
Fannie Mae	6.000%	01/01/2040	54,000	57,586	57,198
Fannie Mae	6.000%	02/01/2040	853,000	907,538	900,848
Fannie Mae	6.500%	01/01/2040	12,000	12,922	12,853

				$1,114,956	$1,106,993

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	10,968	01/2010	RBS	$0	$(323)	$(323)
Buy	BRL	18,629	02/2010	HSBC	345	(32)	313
Buy		115,334	02/2010	RBC	3,578	(32)	3,546
Buy	CAD	18,952	01/2010	JPM	318	0	318
Buy	CHF	350	03/2010	CITI	1	0	1
Buy	CNY	15,782	03/2010	BCLY	0	(23)	(23)
Sell		15,157	03/2010	BCLY	11	0	11
Sell		24,570	03/2010	CITI	18	0	18
Sell		63,140	03/2010	DUB	44	0	44
Buy		15,819	03/2010	HSBC	0	(17)	(17)
Buy		96,304	03/2010	JPM	0	(118)	(118)
Sell		25,037	03/2010	MSC	19	0	19
Buy		17,801	08/2010	BCLY	0	(40)	(40)
Buy		22,435	08/2010	DUB	0	(48)	(48)
Buy		39,139	08/2010	HSBC	23	(30)	(7)
Buy		219,584	08/2010	JPM	47	(130)	(83)
Buy		50,740	08/2010	MSC	40	(16)	24
Buy		6,108	11/2010	BCLY	0	(7)	(7)
Buy		24,020	11/2010	CITI	0	(34)	(34)
Buy		61,954	11/2010	DUB	0	(98)	(98)
Buy		24,417	11/2010	MSC	0	(43)	(43)
Sell	EUR	2,048	01/2010	HSBC	41	0	41
Buy		1,250	01/2010	JPM	1	0	1
Sell		2,300	01/2010	RBC	1	0	1
Sell		46,915	02/2010	RBS	2,374	0	2,374
Sell		52,904	03/2010	GSC	1,014	0	1,014
Buy	GBP	1,619	01/2010	GSC	25	0	25
Sell		21,765	01/2010	RBS	429	0	429
Buy	IDR	30,849,900	01/2010	BCLY	117	0	117
Buy		15,661,800	10/2010	BOA	43	0	43
Buy		110,404,837	10/2010	CITI	231	0	231
Buy		15,661,800	10/2010	RBS	43	0	43
Buy		32,183,892	10/2010	UBS	14	0	14
Sell	JPY	4,133,505	01/2010	BNP	1,668	0	1,668
Sell		14,210,000	03/2010	JPM	6,095	0	6,095
Buy	KRW	2,839,224	02/2010	CITI	30	0	30
Buy		6,541,896	02/2010	DUB	52	0	52
Buy		3,022,834	02/2010	MSC	23	0	23
Buy		10,598,463	02/2010	UBS	81	0	81
Buy		810,000	07/2010	BCLY	6	0	6
Buy		1,606,708	07/2010	DUB	14	0	14
Buy		1,334,752	07/2010	MSC	8	0	8
Buy		12,293,433	08/2010	BCLY	145	0	145
Buy		3,194,878	08/2010	MSC	5	0	5
Buy		1,436,763	11/2010	BCLY	0	(8)	(8)
Buy		785,409	11/2010	CITI	0	(6)	(6)
Buy	MXN	88,865	04/2010	JPM	9	0	9
Buy	MYR	5,293	02/2010	BCLY	1	(3)	(2)
Buy		7,777	02/2010	DUB	0	(34)	(34)
Buy		24,539	02/2010	HSBC	45	0	45
Buy		2,463	02/2010	JPM	0	(1)	(1)
Buy		17,907	06/2010	BCLY	47	0	47
Buy		17,904	06/2010	DUB	46	0	46
Buy		1,571	06/2010	MSC	0	(2)	(2)
Buy	SGD	1,984	02/2010	JPM	0	(18)	(18)
Buy		2,690	03/2010	BCLY	0	(24)	(24)
Buy		2,041	03/2010	MSC	0	(15)	(15)
Buy		1,100	03/2010	RBS	0	(8)	(8)
Buy		3,344	06/2010	CITI	0	(35)	(35)
Buy	TWD	38,938	06/2010	BOA	29	0	29
Buy		45,747	06/2010	DUB	35	0	35
Buy		50,308	06/2010	MSC	35	0	35
Buy		6,308	10/2010	BCLY	4	0	4
Buy		18,717	10/2010	CITI	12	0	12

					$17,167	$(1,145)	$16,022

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$3,709,590	$520	$3,710,110
U.S. Government Agencies	0	2,266,079	104,991	2,371,070
Mortgage-Backed Securities	0	1,349,791	46	1,349,837
Short-Term Instruments	4,744,199	3,098,907	0	7,843,106
Other Investments+++	27,448	928,129	346,517	1,302,094

Investments, at value	$4,771,647	$11,352,496	$452,074	$16,576,217
Short Sales, at value	$0	$(1,106,993)	$0	$(1,106,993)
Financial Derivative Instruments++++	$11,147	$16,890	$(398)	$27,639

Total	$4,782,794	$10,262,393	$451,676	$15,496,863

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$130	$1	$0	$389	$0	$520	$389
U.S. Government Agencies	3,242	(156)	129	0	5,139	96,637	104,991	5,154
Mortgage-Backed Securities	77	(30)	0	0	(1)	0	46	(1)
Other Investments+++	13,152	238,719	708	262	(8,236)	101,912	346,517	(8,236)

Investments, at value	$16,471	$238,663	$838	$262	$(2,709)	$198,549	$452,074	$(2,694)
Financial Derivative Instruments++++	$1,786	$(510)	$0	$0	$152	$(1,826)	$(398)	$112

Total	$18,257	$238,153	$838	$262	$(2,557)	$196,723	$451,676	$(2,582)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Low Duration Fund II

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 15.3%
BANKING & FINANCE 12.6%
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	$4,600	$4,698
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	400	427
American Express Centurion Bank
0.292% due 03/23/2010	800	800
American Express Travel Related Services Co., Inc.
0.435% due 06/01/2011	500	492
American International Group, Inc.
0.394% due 10/18/2011	100	90
4.950% due 03/20/2012	100	98
8.250% due 08/15/2018	400	376
Bank of America Corp.
0.602% due 08/15/2016	200	174
Bear Stearns Cos. LLC
0.391% due 05/18/2010	800	801
6.950% due 08/10/2012	1,000	1,118
CIT Group, Inc.
7.000% due 05/01/2013	7	7
7.000% due 05/01/2014	10	10
7.000% due 05/01/2015	10	9
7.000% due 05/01/2016	18	16
7.000% due 05/01/2017	25	21
Citibank N.A.
1.875% due 05/07/2012	2,800	2,817
1.875% due 06/04/2012	500	503
Citigroup Funding, Inc.
2.250% due 12/10/2012	1,900	1,916
Citigroup, Inc.
2.125% due 04/30/2012	3,900	3,944
5.125% due 02/14/2011	700	722
5.500% due 04/11/2013	1,400	1,453
5.625% due 08/27/2012	300	309
General Electric Capital Corp.
2.000% due 09/28/2012	1,700	1,703
3.000% due 12/09/2011	3,300	3,403
JPMorgan Chase & Co.
2.200% due 06/15/2012	600	609
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016	700	639
KeyBank N.A.
2.507% due 06/02/2010	700	704
Merrill Lynch & Co., Inc.
0.481% due 11/01/2011	4,000	3,929
0.485% due 06/05/2012	2,800	2,718
Metropolitan Life Global Funding I
0.312% due 05/17/2010	1,100	1,099
5.125% due 04/10/2013	2,400	2,544
Morgan Stanley
0.374% due 01/15/2010	1,300	1,300
0.534% due 01/18/2011	300	299
2.372% due 05/14/2010	1,200	1,209
3.250% due 12/01/2011	700	726
National City Bank
0.625% due 06/07/2017	2,200	1,956
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,405
Principal Life Income Funding Trusts
0.432% due 11/15/2010	200	199
5.300% due 04/24/2013	300	317
Regions Financial Corp.
0.421% due 06/26/2012	2,800	2,517
7.750% due 11/10/2014	200	197
SunTrust Bank
6.375% due 04/01/2011	1,500	1,560
Wachovia Corp.
5.500% due 05/01/2013	200	213
Wells Fargo & Co.
7.980% due 03/29/2049	10,800	10,881

		61,928

INDUSTRIALS 0.7%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	2,900	2,885
PACCAR, Inc.
6.875% due 02/15/2014	100	113
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	637

		3,635

UTILITIES 2.0%
BellSouth Corp.
4.950% due 04/26/2021	3,700	3,747
Dominion Resources, Inc.
1.303% due 06/17/2010	2,200	2,210
Verizon Wireless Capital LLC
2.869% due 05/20/2011	800	827
5.250% due 02/01/2012	2,700	2,865

		9,649

Total Corporate Bonds & Notes (Cost $70,066)		75,212

CONVERTIBLE BONDS & NOTES 0.1%
National City Corp.
4.000% due 02/01/2011	400	410

Total Convertible Bonds & Notes (Cost $404)		410

MUNICIPAL BONDS & NOTES 0.2%
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	1,200	1,191

Total Municipal Bonds & Notes (Cost $1,200)		1,191

U.S. GOVERNMENT AGENCIES 17.7%
Fannie Mae
0.681% due 10/25/2030	133	132
1.832% due 07/01/2042	295	293
1.882% due 09/01/2041	744	739
2.032% due 08/01/2030	139	138
2.998% due 11/01/2034	1,699	1,753
3.875% due 01/01/2024	124	125
4.041% due 07/01/2035	389	401
4.174% due 12/01/2034	1,878	1,879
4.389% due 01/01/2035	568	582
4.398% due 09/01/2028	181	186
4.962% due 06/01/2035	3,159	3,293
5.500% due 06/01/2016 - 01/01/2040	28,451	29,967
5.700% due 08/01/2018	1,000	1,084
6.000% due 03/01/2016 - 06/01/2038	23,910	25,401
6.250% due 02/01/2011	2,100	2,207
6.500% due 09/01/2012 - 12/25/2042	415	447
8.000% due 11/25/2023	158	176
9.250% due 10/25/2018	4	5
10.500% due 05/01/2012	27	29
Federal Housing Administration
7.430% due 07/01/2024	869	867
Freddie Mac
0.383% due 07/15/2019 - 08/15/2019	1,758	1,736
0.583% due 12/15/2030	359	358
0.633% due 06/15/2018	124	122
1.125% due 06/01/2011	3,400	3,413
1.832% due 10/25/2044 - 02/25/2045	1,799	1,697
3.340% due 07/01/2023	80	82
4.933% due 07/01/2035	647	676
5.000% due 02/15/2020 - 05/15/2027	1,012	1,033
6.000% due 02/01/2016 - 01/01/2040	1,171	1,243
6.500% due 07/25/2043	1,334	1,447
8.500% due 06/01/2025	7	9
Ginnie Mae
0.733% due 09/20/2030	38	38
3.625% due 07/20/2023 - 07/20/2030	616	631
4.125% due 10/20/2025	330	337
4.375% due 04/20/2022 - 05/20/2027	702	722
6.500% due 04/15/2036	1,599	1,704
7.000% due 11/15/2022	96	106
7.500% due 02/15/2022 - 03/15/2024	164	185
7.750% due 01/17/2030	20	22
8.000% due 03/15/2023 - 05/15/2024	44	51
9.000% due 07/20/2016 - 08/15/2030	102	115
Small Business Administration
4.310% due 04/01/2029	1,069	1,084

Total U.S. Government Agencies (Cost $83,820)		86,515

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Notes
1.000% due 07/31/2011	7,700	7,714
1.000% due 08/31/2011	5,100	5,104
1.000% due 09/30/2011	23,400	23,401

Total U.S. Treasury Obligations (Cost $36,246)		36,219

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
2.231% due 02/25/2045	447	337
2.698% due 10/25/2034	1,438	1,075
Banc of America Funding Corp.
3.267% due 05/25/2035	3,631	3,417
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035	386	346
2.530% due 08/25/2035	1,630	1,423
3.708% due 01/25/2034	273	257
4.456% due 02/25/2033	40	38
5.429% due 02/25/2036	272	224
5.432% due 04/25/2033	732	676
5.632% due 02/25/2033	55	54
Bear Stearns Alt-A Trust
5.310% due 05/25/2035	1,023	709
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	87
5.471% due 01/12/2045	200	190
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037	250	243
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	454	402
4.248% due 08/25/2035	541	483
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	513
Countrywide Home Loan Mortgage Pass-Through Trust
3.510% due 11/25/2034	374	304
3.701% due 02/20/2035	698	572
4.098% due 11/19/2033	321	304
5.250% due 02/20/2036	999	501
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	100	87
CS First Boston Mortgage Securities Corp.
0.879% due 03/25/2032	113	96
5.018% due 06/25/2032	3	2
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047	146	138
First Horizon Alternative Mortgage Securities
2.596% due 06/25/2034	651	515
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046	286	258
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	97
5.444% due 03/10/2039	300	266
GS Mortgage Securities Corp. II
0.325% due 03/06/2020	639	609
GSR Mortgage Loan Trust
3.336% due 09/25/2035	3,053	2,651
3.726% due 06/25/2034	646	553
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037	63	35
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	85
5.882% due 02/15/2051	200	174
JPMorgan Mortgage Trust
5.022% due 02/25/2035	86	79
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	185	186
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021	98	91
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	326
Merrill Lynch Mortgage Investors, Inc.
4.258% due 02/25/2035	1,025	891
Morgan Stanley Capital I
0.294% due 10/15/2020	172	152
5.809% due 12/12/2049	100	85
Prime Mortgage Trust
0.631% due 02/25/2019	31	30
0.631% due 02/25/2034	220	199
Structured Asset Mortgage Investments, Inc.
0.361% due 03/25/2037	749	346
0.483% due 07/19/2035	341	279
0.893% due 09/19/2032	280	234
9.271% due 06/25/2029	288	284
Structured Asset Securities Corp.
2.903% due 07/25/2032	6	4
3.716% due 10/25/2035	246	203
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046	1,285	1,237
Wachovia Bank Commercial Mortgage Trust
0.313% due 06/15/2020	674	565
0.323% due 09/15/2021	465	397
5.509% due 04/15/2047	300	241
WaMu Mortgage Pass-Through Certificates
0.501% due 12/25/2045	324	227
0.521% due 10/25/2045	215	154
1.274% due 01/25/2047	275	168
1.744% due 11/25/2042	58	38
1.944% due 06/25/2042	124	89
2.509% due 02/27/2034	788	639

Total Mortgage-Backed Securities (Cost $28,688)		24,865

ASSET-BACKED SECURITIES 3.2%
Ally Auto Receivables Trust
1.320% due 03/15/2012	400	401
Amortizing Residential Collateral Trust
0.521% due 07/25/2032	43	39
Asset-Backed Funding Certificates
0.291% due 01/25/2037	102	98
Asset-Backed Securities Corp. Home Equity
0.506% due 09/25/2034	151	126
1.883% due 03/15/2032	452	324
BA Credit Card Trust
0.813% due 04/15/2013	400	399
Bear Stearns Asset-Backed Securities Trust
0.291% due 01/25/2037	415	375
1.231% due 10/25/2037	891	564
Carrington Mortgage Loan Trust
0.281% due 01/25/2037	420	400
Chase Issuance Trust
1.754% due 09/15/2015	2,700	2,782
CIT Group Home Equity Loan Trust
0.501% due 06/25/2033	35	25
Countrywide Asset-Backed Certificates
0.281% due 03/25/2037	55	55
0.281% due 05/25/2037	307	300
0.281% due 07/25/2037	1,209	1,138
0.281% due 06/25/2047	857	820
0.411% due 09/25/2036	1,760	1,373
0.711% due 12/25/2031	136	65
Credit-Based Asset Servicing & Securitization LLC
0.291% due 11/25/2036	147	105
0.321% due 12/25/2037	119	118
Daimler Chrysler Auto Trust
1.165% due 07/08/2011	177	177
1.715% due 09/10/2012	300	301
First Franklin Mortgage Loan Asset-Backed Certificates
0.271% due 01/25/2038	132	128
Fremont Home Loan Trust
0.291% due 01/25/2037	148	103
GSAMP Trust
0.301% due 12/25/2036	245	155
HSBC Asset Loan Obligation
0.291% due 12/25/2036	962	795
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036	608	541
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037	18	17
JPMorgan Mortgage Acquisition Corp.
0.281% due 08/25/2036	6	6
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034	19	14
MASTR Asset-Backed Securities Trust
0.291% due 11/25/2036	75	74
Morgan Stanley ABS Capital I
0.281% due 11/25/2036	131	128
Option One Mortgage Loan Trust
0.281% due 01/25/2037	39	39
Park Place Securities, Inc.
0.543% due 10/25/2034	485	396
Securitized Asset-Backed Receivables LLC Trust
0.291% due 12/25/2036	163	78
SLM Student Loan Trust
0.272% due 10/27/2014	586	586
0.582% due 01/25/2015	130	129
1.782% due 04/25/2023	2,504	2,607
Structured Asset Securities Corp.
0.521% due 01/25/2033	42	37

Total Asset-Backed Securities (Cost $17,363)		15,818

	SHARES
COMMON STOCKS 0.0%
CIT Group, Inc.	400	11

Total Common Stocks (Cost $11)		11

CONVERTIBLE PREFERRED SECURITIES 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049	500	459

Total Convertible Preferred Securities (Cost $360)		459

PREFERRED STOCKS 0.9%
DG Funding Trust
2.532% due 12/31/2049	510	4,525

Total Preferred Stocks (Cost $5,100)		4,525

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 51.1%
COMMERCIAL PAPER 0.6%
Fannie Mae
0.054% due 01/11/2010	$3,000	3,000

REPURCHASE AGREEMENTS 23.4%
Banc of America Securities LLC
0.100% due 01/06/2010	4,000	4,000
(Dated 12/15/2009. Collateralized by U.S. Treasury Notes 1.000% due 07/31/2011 valued at $4,070. Repurchase proceeds are $4,000.)
Barclays Capital, Inc.
0.000% due 01/04/2010	2,000	2,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $2,056. Repurchase proceeds are $2,000.)
Goldman Sachs & Co.
0.010% due 01/04/2010	49,000	49,000
(Dated 12/31/2009. Collateralized by Fannie Mae 5.500% due 12/01/2034 valued at $49,390. Repurchase proceeds are $49,000.)
JPMorgan Chase Bank N.A.
-0.010% due 01/04/2010	10,100	10,100
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 04/15/2011 valued at $10,367. Repurchase proceeds are $10,100.)
Morgan Stanley
0.000% due 01/04/2010	49,000	49,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032 valued at $50,057. Repurchase proceeds are $49,000.)
State Street Bank and Trust Co.
0.005% due 01/04/2010	570	570
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $585. Repurchase proceeds are $570.)

		114,670

U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010	220	220

U.S. TREASURY BILLS 2.0%
0.109% due 03/11/2010 - 03/18/2010 (a)(d)	9,601	9,600

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 25.1%
	12,268,050	122,828

Total Short-Term Instruments (Cost $250,343)		250,318

Total Investments 101.1% (Cost $493,601)		$495,543
Written Options (f) (0.1%) (Premiums $925)		(632)
Other Assets and Liabilities (Net) (1.0%)		(4,952)

Net Assets 100.0%		$489,960

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Affiliated to the Fund.

(c) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $7,624 at a weighted average interest rate of -0.243%. On December 31, 2009, there were no open repurchase agreements.

(d) Securities with an aggregate market value of $476 and cash of $363 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	60	$68
90-Day Eurodollar June Futures	Long	06/2010	387	303
90-Day Eurodollar March Futures	Long	03/2010	468	298
90-Day Eurodollar September Futures	Long	09/2010	6	4
U.S. Treasury 2-Year Note March Futures	Long	03/2010	86	(94)

				$579

(e) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	5.684%	$300	$(30)	$0	$(30)
American International Group, Inc.	GSC	1.380%	06/20/2013	5.717%	500	(64)	0	(64)
American International Group, Inc.	RBS	1.360%	06/20/2013	5.717%	500	(65)	0	(65)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	0.690%	500	1	0	1
General Electric Capital Corp.	CITI	1.100%	03/20/2010	0.690%	200	0	0	0
General Electric Capital Corp.	CITI	1.150%	03/20/2010	0.690%	100	0	0	0
General Electric Capital Corp.	CITI	5.000%	06/20/2010	0.679%	300	7	(1)	8
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.590%	300	27	0	27
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.590%	300	31	0	31
General Electric Capital Corp.	CITI	4.850%	12/20/2013	1.590%	400	49	0	49
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.590%	300	30	0	30
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.590%	400	47	0	47
Procter & Gamble Co.	GSC	1.000%	06/20/2014	0.313%	4,500	135	42	93

						$168	$41	$127

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$2,000	$31	$38
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	500	4	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,000	42	18
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	300	3	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	300	7	6
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	100	0	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	400	4	1
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	400	9	8
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	500	5	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,500	199	180
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	8	3
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	8,100	176	154
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	500	7	9
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,000	39	15
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	200	2	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,000	47	57
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	3,000	29	8
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	1,000	8	3
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	39,000	283	115
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,700	22	15

							$925	$632

(g) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2040	$16,000	$16,817	$16,750
Fannie Mae	6.000%	01/01/2040	2,000	2,135	2,118
Fannie Mae	6.000%	02/01/2040	10,000	10,602	10,561

				$29,554	$29,429

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$75,212	$0	$75,212
U.S. Government Agencies	0	85,648	867	86,515
U.S. Treasury Obligations	0	36,219	0	36,219
Mortgage-Backed Securities	0	24,865	0	24,865
Short-Term Instruments	122,828	127,490	0	250,318
Other Investments+++	470	17,418	4,526	22,414

Investments, at value	$123,298	$366,852	$5,393	$495,543
Short Sales, at value	$0	$(29,429)	$0	$(29,429)
Financial Derivative Instruments++++	$579	$(505)	$0	$74

Total	$123,877	$336,918	$5,393	$466,188

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
U.S. Government Agencies	$903	$(27)	$(1)	$(1)	$(7)	$0	$867	$(7)
Other Investments+++	0	0	0	0	(582)	5,108	4,526	(582)

Investments, at value	$903	$(27)	$(1)	$(1)	$(589)	$5,108	$5,393	$(589)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Low Duration Fund III

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 23.3%
BANKING & FINANCE 21.0%
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		$1,500	$1,532
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	214
American Express Bank FSB
0.291% due 04/26/2010		93	93
American Express Centurion Bank
0.293% due 04/19/2010		334	334
American Express Credit Corp.
1.631% due 05/27/2010		360	361
American Express Travel Related Services Co., Inc.
0.435% due 06/01/2011		200	197
American General Finance Corp.
5.625% due 08/17/2011		700	611
Banco Santander Chile
2.875% due 11/13/2012		800	807
Bank of America Corp.
0.602% due 08/15/2016		100	87
2.100% due 04/30/2012		2,200	2,222
Bank of America N.A.
0.872% due 05/12/2010		2,200	2,204
Barclays Bank PLC
5.000% due 09/22/2016		400	409
Bear Stearns Cos. LLC
0.391% due 05/18/2010		300	300
Calabash Re Ltd.
8.844% due 01/08/2010		300	300
11.344% due 01/08/2010		300	300
CIT Group, Inc.
7.000% due 05/01/2013		35	33
7.000% due 05/01/2014		53	49
7.000% due 05/01/2015		252	227
7.000% due 05/01/2016		88	77
7.000% due 05/01/2017		123	107
Citibank N.A.
1.875% due 05/07/2012		400	402
1.875% due 06/04/2012		100	101
Citigroup Capital XXI
8.300% due 12/21/2077		800	774
Citigroup Funding, Inc.
2.250% due 12/10/2012		400	403
Citigroup, Inc.
0.421% due 05/18/2010		1,100	1,099
2.125% due 04/30/2012		300	303
5.125% due 02/14/2011		300	310
5.500% due 04/11/2013		700	726
5.625% due 08/27/2012		200	206
8.500% due 05/22/2019		100	116
Commonwealth Bank of Australia
0.704% due 07/12/2013		1,300	1,297
Credit Agricole S.A.
0.304% due 05/28/2010		200	200
Danske Bank A/S
2.500% due 05/10/2012		500	509
Ford Motor Credit Co. LLC
7.875% due 06/15/2010		500	508
General Electric Capital Corp.
2.000% due 09/28/2012		800	802
3.000% due 12/09/2011		2,900	2,991
Goldman Sachs Group, Inc.
5.300% due 02/14/2012		700	743
HSBC Finance Corp.
0.524% due 05/10/2010		100	100
ICICI Bank Ltd.
0.824% due 01/12/2010		300	298
ING Bank NV
3.900% due 03/19/2014		300	309
KeyBank N.A.
2.507% due 06/02/2010		300	302
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		100	20
3.011% due 12/23/2010 (a)		200	40
5.625% due 01/24/2013 (a)		300	63
Merrill Lynch & Co., Inc.
0.481% due 11/01/2011		700	687
0.482% due 07/25/2011		300	295
0.485% due 06/05/2012		700	680
Metropolitan Life Global Funding I
0.312% due 05/17/2010		400	400
Morgan Stanley
0.374% due 01/15/2010		300	300
0.534% due 01/18/2011		400	398
3.250% due 12/01/2011		600	623
National Australia Bank Ltd.
2.550% due 01/13/2012		800	812
Pacific Life Global Funding
5.150% due 04/15/2013		1,200	1,255
Principal Life Income Funding Trusts
0.432% due 11/15/2010		100	99
Regions Bank
3.250% due 12/09/2011		900	934
Royal Bank of Scotland Group PLC
0.564% due 10/14/2016		100	73
0.672% due 04/08/2011		1,000	1,002
6.375% due 02/01/2011		200	201
SLM Corp.
0.442% due 07/26/2010		100	98
0.454% due 03/15/2011		500	471
SunTrust Bank
6.375% due 04/01/2011		500	520
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		1,100	1,185
UBS AG
1.198% due 05/05/2010		800	801
Wells Fargo & Co.
7.980% due 03/29/2049		4,100	4,131
Westpac Banking Corp.
2.250% due 11/19/2012		1,300	1,298
3.250% due 12/16/2011		700	723

			40,072

INDUSTRIALS 1.1%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		500	498
El Paso Corp.
7.875% due 06/15/2012		200	208
Gaz Capital S.A.
7.510% due 07/31/2013		500	522
PACCAR, Inc.
6.875% due 02/15/2014		700	790

			2,018

UTILITIES 1.2%
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		1,100	1,182
Verizon Wireless Capital LLC
2.869% due 05/20/2011		100	104
5.250% due 02/01/2012		1,000	1,061

			2,347

Total Corporate Bonds & Notes (Cost $43,673)			44,437

CONVERTIBLE BONDS & NOTES 0.1%
National City Corp.
4.000% due 02/01/2011		200	205

Total Convertible Bonds & Notes (Cost $202)			205

MUNICIPAL BONDS & NOTES 0.2%
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043		400	397

Total Municipal Bonds & Notes (Cost $400)			397

U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae
0.331% due 01/25/2021		521	514
0.431% due 10/27/2037		1,900	1,805
0.581% due 09/25/2042		213	207
0.631% due 05/25/2031		153	151
1.832% due 07/01/2042		54	54
1.882% due 09/01/2041		135	134
2.032% due 09/01/2040		21	21
2.565% due 11/01/2035		61	61
2.645% due 11/01/2034		49	50
3.203% due 11/01/2035		151	155
3.343% due 08/01/2029		189	192
3.510% due 05/01/2035		88	90
3.565% due 03/01/2035		12	12
4.041% due 07/01/2035		71	73
4.500% due 08/01/2035		408	426
5.000% due 03/25/2017		238	245
5.500% due 02/01/2017 - 05/01/2037		15,289	16,195
5.805% due 02/01/2031		49	51
6.000% due 03/01/2017 - 07/01/2038		4,844	5,144
6.250% due 02/01/2011		900	946
6.500% due 12/25/2042		16	17
Freddie Mac
0.271% due 12/25/2036		320	310
0.383% due 07/15/2019 - 08/15/2019		639	631
0.583% due 12/15/2030		48	48
0.633% due 06/15/2018		35	35
0.683% due 11/15/2030		11	11
1.125% due 06/01/2011 (e)		2,300	2,309
1.832% due 02/25/2045		102	95
4.700% due 06/01/2035		330	340
4.713% due 08/01/2035		365	377
4.933% due 07/01/2035		139	145
5.000% due 07/15/2024		62	63
5.500% due 01/01/2040		1,000	1,048
6.000% due 03/01/2016 - 08/01/2016		55	59
6.500% due 07/25/2043		164	178
Ginnie Mae
4.000% due 02/20/2032		36	37
4.375% due 06/20/2027 - 05/20/2030		75	77
6.500% due 04/15/2036		735	783
8.500% due 10/20/2026		13	15

Total U.S. Government Agencies (Cost $32,009)			33,104

U.S. TREASURY OBLIGATIONS 22.1%
U.S. Treasury Notes
1.000% due 09/30/2011		23,400	23,401
1.000% due 10/31/2011 (e)		18,700	18,689

Total U.S. Treasury Obligations (Cost $42,215)			42,090

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
2.231% due 02/25/2045		56	42
2.698% due 10/25/2034		259	194
Banc of America Funding Corp.
3.267% due 05/25/2035		1,614	1,519
Bear Stearns Adjustable Rate Mortgage Trust
3.708% due 01/25/2034		42	40
3.789% due 08/25/2035		138	92
4.456% due 02/25/2033		4	4
5.432% due 04/25/2033		90	83
5.632% due 02/25/2033		5	5
Bear Stearns Alt-A Trust
5.310% due 05/25/2035		183	127
5.378% due 09/25/2035		44	30
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	86
5.471% due 01/12/2045		300	284
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		83	81
Citigroup Mortgage Loan Trust, Inc.
0.301% due 01/25/2037		253	213
2.990% due 12/25/2035		85	75
4.700% due 12/25/2035		60	53
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		400	342
Countrywide Home Loan Mortgage Pass-Through Trust
3.510% due 11/25/2034		144	117
3.701% due 02/20/2035		257	211
5.250% due 02/20/2036		158	79
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		100	87
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		27	27
GMAC Mortgage Corp. Loan Trust
3.879% due 11/19/2035		81	65
Greenpoint Mortgage Funding Trust
0.311% due 01/25/2047		85	74
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	97
5.444% due 03/10/2039		300	266
GS Mortgage Securities Corp. II
0.325% due 03/06/2020		244	232
GSR Mortgage Loan Trust
3.336% due 09/25/2035		458	398
3.726% due 06/25/2034		92	78
JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051		300	260
JPMorgan Mortgage Trust
5.750% due 01/25/2036		236	197
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		43	43
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		33	30
Mellon Residential Funding Corp.
0.673% due 12/15/2030		529	477
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	245
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		35	25
Morgan Stanley Capital I
0.294% due 10/15/2020		69	61
5.809% due 12/12/2049		100	85
Prime Mortgage Trust
0.631% due 02/25/2019		8	7
0.631% due 02/25/2034		24	22
Structured Adjustable Rate Mortgage Loan Trust
1.881% due 01/25/2035		139	66
3.394% due 08/25/2034		250	219
3.586% due 02/25/2034		181	150
Structured Asset Mortgage Investments, Inc.
0.361% due 03/25/2037		272	126
0.483% due 07/19/2035		104	84
0.511% due 02/25/2036		60	33
Structured Asset Securities Corp.
2.607% due 01/25/2032		4	4
3.716% due 10/25/2035		92	76
Wachovia Bank Commercial Mortgage Trust
0.313% due 06/15/2020		300	251
0.323% due 09/15/2021		133	113
WaMu Mortgage Pass-Through Certificates
0.501% due 12/25/2045		59	41
0.521% due 10/25/2045		31	22
0.620% due 11/25/2034		199	120
1.274% due 01/25/2047		69	42
1.903% due 05/25/2041		20	18
1.944% due 06/25/2042		59	43
2.772% due 09/25/2046		128	72
Washington Mutual MSC Mortgage Pass-Through Certificates
4.414% due 02/25/2033		13	11
Wells Fargo Mortgage-Backed Securities Trust
4.598% due 01/25/2034		3,431	3,245

Total Mortgage-Backed Securities (Cost $12,510)			11,189

ASSET-BACKED SECURITIES 2.8%
Asset-Backed Funding Certificates
0.291% due 01/25/2037		29	28
Atrium CDO Corp.
0.712% due 06/27/2015		567	505
BA Credit Card Trust
0.433% due 01/15/2013		400	398
0.813% due 04/15/2013		200	200
Bear Stearns Asset-Backed Securities Trust
0.291% due 01/25/2037		119	107
1.231% due 10/25/2037		371	235
Countrywide Asset-Backed Certificates
0.281% due 05/25/2037		187	183
0.711% due 12/25/2031		23	11
First Franklin Mortgage Loan Asset-Backed Certificates
0.271% due 01/25/2038		47	46
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		200	201
GE-WMC Mortgage Securities LLC
0.271% due 08/25/2036		5	2
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036		17	13
Landmark CDO Ltd.
0.754% due 01/15/2016		606	575
Lehman XS Trust
0.311% due 11/25/2046		1,900	1,888
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		6	5
Morgan Stanley ABS Capital I
0.281% due 07/25/2036		31	15
0.281% due 11/25/2036		895	872
Securitized Asset-Backed Receivables LLC Trust
0.291% due 12/25/2036		82	39
Truman Capital Mortgage Loan Trust
0.571% due 01/25/2034		15	14

Total Asset-Backed Securities (Cost $5,615)			5,337

SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
8.125% due 01/21/2014		1,100	1,278
Korea Development Bank
0.424% due 04/06/2010		300	298

Total Sovereign Issues ( Cost $1,397)			1,576

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	400	231
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	293
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		100	145

Total Foreign Currency-Denominated Issues (Cost $618)			669

		SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
2.532% due 12/31/2049		65	577

Total Preferred Stocks (Cost $687)			577

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 26.4%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo
2.375% due 12/21/2012		$1,200	1,190

REPURCHASE AGREEMENTS 0.5%
Barclays Capital, Inc.
0.010% due 01/04/2010		200	200
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $207. Repurchase proceeds are $200.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		737	737
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $755. Repurchase proceeds are $737.)

			937

JAPAN TREASURY BILLS 0.4%
0.127% due 03/29/2010	JPY	70,000	752

U.S. TREASURY BILLS 0.0%
0.112% due 03/11/2010 (c)		$11	11

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.9%
		4,736,366	47,420

Total Short-Term Instruments (Cost $50,356)			50,310

Total Investments 99.6% (Cost $189,682)			$189,891
Written Options (g) (0.1%) (Premiums $282)			(225)
Other Assets and Liabilities (Net) 0.5%			1,021

Net Assets 100.0%			$190,687

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Affiliated to the Fund.

(c) Securities with an aggregate market value of $11 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(d) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $19,632 at a weighted average interest rate of 0.287%. On December 31, 2009, there were no open reverse repurchase agreements.

(e) Securities with an aggregate market value of $306 and cash of $345 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	6	$3
90-Day Eurodollar December Futures	Long	12/2010	13	20
90-Day Eurodollar June Futures	Long	06/2010	168	102
90-Day Eurodollar March Futures	Long	03/2010	76	95
90-Day Eurodollar September Futures	Long	09/2010	3	4
Euro-Bobl March Futures	Long	03/2010	11	(17)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	2	(5)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	1	1
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	1	(1)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	194	(230)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	2	2

				$(24)

(f) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	5.717%	$300	$(38)	$0	$(38)
American International Group, Inc.	RBS	1.360%	06/20/2013	5.717%	300	(39)	0	(39)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.584%	1,000	4	4	0
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.584%	500	2	2	0
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	0.690%	200	0	0	0
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.690%	200	1	0	1
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	1.590%	100	11	0	11
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	1.590%	200	23	0	23
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.048%	200	0	0	0
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.562%	100	(1)	0	(1)
General Electric Capital Corp.	BNP	1.300%	03/20/2013	1.562%	100	(1)	0	(1)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.048%	200	0	0	0
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.590%	300	27	0	27
General Electric Capital Corp.	CITI	4.200%	12/20/2013	1.590%	300	29	0	29
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.590%	200	21	0	21
General Electric Capital Corp.	DUB	1.070%	09/20/2010	0.690%	200	1	0	1
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.590%	300	30	0	30
JSC Gazprom	MSC	0.860%	11/20/2011	1.955%	400	(8)	0	(8)
JSC Gazprom	MSC	2.480%	02/20/2013	2.290%	1,000	15	0	15
Korea Government Bond	UBS	0.550%	12/20/2010	0.514%	1,000	1	0	1
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.653%	1,000	3	2	1
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.653%	500	2	1	1
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.653%	1,000	4	3	1
Russia Government International Bond	GSC	1.000%	12/20/2010	0.833%	1,000	2	1	1
SLM Corp.	BNP	5.050%	03/20/2013	4.675%	200	3	0	3

						$92	$13	$79

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$500	$54	$50	$4
CDX.EM-12 Index	UBS	5.000%	12/20/2014	300	32	30	2
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,061	18	0	18
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	96	2	0	2

					$106	$80	$26

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	600	$1	$0	$1
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		400	1	0	1
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		400	6	(1)	7
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		400	6	(1)	7
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		200	4	0	4
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		200	5	0	5
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		6,700	225	(4)	229
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	1,900	13	0	13
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	1,500	(9)	4	(13)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		100	(1)	0	(1)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		400	(2)	0	(2)

							$249	$(2)	$251

(g) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$120.000	02/19/2010	6	$2	$0
Put - CBOT U.S. Treasury 10-Year Note March Futures	112.000	02/19/2010	29	6	7
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	6	3	7

				$11	$14

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$200	$2	$0
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	200	3	4
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	2,800	11	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	2,800	16	46
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	200	2	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	200	5	4
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	200	1	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	3,300	42	6
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	100	1	1
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,300	39	63
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	100	0	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	800	7	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	100	1	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	400	10	8
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	400	2	2
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	600	13	11
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	600	5	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,000	111	62

							$271	$211

(h) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2040	$1,000	$1,051	$1,047
Fannie Mae	6.000%	12/01/2099	5,000	5,288	5,280

				$6,339	$6,327

(i) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	167	01/2010	RBS	$0	$(5)	$(5)
Buy	BRL	831	02/2010	DUB	43	0	43
Buy		92	02/2010	HSBC	0	(1)	(1)
Buy		94	02/2010	RBC	0	(1)	(1)
Buy	CAD	158	01/2010	JPM	3	0	3
Buy	CNY	182	03/2010	BCLY	0	0	0
Sell		176	03/2010	BCLY	0	0	0
Sell		285	03/2010	CITI	0	0	0
Sell		721	03/2010	DUB	0	0	0
Buy		183	03/2010	HSBC	0	0	0
Buy		1,102	03/2010	JPM	0	(2)	(2)
Sell		285	03/2010	MSC	0	0	0
Buy		286	08/2010	BCLY	0	(1)	(1)
Buy		359	08/2010	DUB	0	(1)	(1)
Buy		235	08/2010	HSBC	0	0	0
Buy		1,024	08/2010	JPM	1	(1)	0
Buy		448	08/2010	MSC	1	0	1
Buy		173	11/2010	BCLY	0	0	0
Buy		279	11/2010	CITI	0	0	0
Buy		707	11/2010	DUB	0	(1)	(1)
Buy		278	11/2010	MSC	0	(1)	(1)
Sell	EUR	30	01/2010	RBC	0	0	0
Sell		17	01/2010	UBS	0	0	0
Sell		326	02/2010	RBS	17	0	17
Sell	GBP	253	01/2010	CITI	12	0	12
Buy		70	01/2010	GSC	1	0	1
Buy	IDR	203,400	10/2010	BOA	1	0	1
Buy		1,414,234	10/2010	CITI	3	0	3
Buy		203,400	10/2010	RBS	1	0	1
Buy		397,332	10/2010	UBS	0	0	0
Sell	JPY	37,720	01/2010	BNP	15	0	15
Sell		70,000	03/2010	JPM	30	0	30
Buy	KRW	15,347	02/2010	CITI	0	0	0
Buy		82,362	02/2010	DUB	1	0	1
Buy		35,286	02/2010	MSC	0	0	0
Buy		152,919	02/2010	UBS	1	0	1
Buy		4,000	07/2010	BCLY	0	0	0
Buy		8,658	07/2010	DUB	0	0	0
Buy		7,215	07/2010	MSC	0	0	0
Buy		202,820	08/2010	BCLY	2	0	2
Buy		17,270	08/2010	MSC	0	0	0
Buy		7,767	11/2010	BCLY	0	0	0
Buy		4,246	11/2010	CITI	0	0	0
Buy	MYR	57	02/2010	BCLY	0	0	0
Buy		84	02/2010	DUB	0	0	0
Buy		311	02/2010	HSBC	1	0	1
Buy		26	02/2010	JPM	0	0	0
Buy		243	06/2010	BCLY	1	0	1
Buy		243	06/2010	DUB	1	0	1
Buy		17	06/2010	MSC	0	0	0
Buy	SEK	12,648	03/2010	CITI	11	0	11
Buy	SGD	13	02/2010	JPM	0	0	0
Buy		18	03/2010	BCLY	0	0	0
Buy		14	03/2010	MSC	0	0	0
Buy		7	03/2010	RBS	0	0	0
Buy		23	06/2010	CITI	0	0	0
Buy	TWD	414	06/2010	BOA	0	0	0
Buy		486	06/2010	DUB	0	0	0
Buy		535	06/2010	MSC	0	0	0
Buy		67	10/2010	BCLY	0	0	0
Buy		199	10/2010	CITI	0	0	0

					$146	$(14)	$132

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$44,437	$0	$44,437
U.S. Government Agencies	0	31,299	1,805	33,104
U.S. Treasury Obligations	0	42,090	0	42,090
Mortgage-Backed Securities	0	11,189	0	11,189
Short-Term Instruments	47,420	2,890	0	50,310
Other Investments+++	0	7,104	1,657	8,761

Investments, at value	$47,420	$139,009	$3,462	$189,891
Short Sales, at value	$0	$(6,327)	$0	$(6,327)
Financial Derivative Instruments++++	$(24)	$263	$0	$239

Total	$47,396	$132,945	$3,462	$183,803

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
U.S. Government Agencies	$0	$0	$4	$0	$90	$1,711	$1,805	$90
Other Investments+++	23	563	2	0	(20)	1,089	1,657	(20)

Investments, at value	$23	$563	$6	$0	$70	$2,800	$3,462	$70
Financial Derivative Instruments++++	$3	$0	$0	$0	$(3)	$0	$0	$0

Total	$26	$563	$6	$0	$67	$2,800	$3,462	$70

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Moderate Duration Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
4.240% due 08/03/2012		$7,820	$7,644

Total Bank Loan Obligations (Cost $7,575)			7,644

CORPORATE BONDS & NOTES 25.9%
BANKING & FINANCE 19.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,100	2,243
American Express Bank FSB
0.534% due 06/12/2017		18,000	15,504
5.500% due 04/16/2013		400	427
American Express Centurion Bank
5.550% due 10/17/2012		3,200	3,424
American Express Co.
7.000% due 03/19/2018		100	110
American Express Credit Corp.
0.415% due 12/02/2010		4,100	4,086
American General Finance Corp.
4.000% due 03/15/2011		1,600	1,447
6.900% due 12/15/2017		13,000	9,039
American International Group, Inc.
0.394% due 10/18/2011		200	181
4.950% due 03/20/2012		1,700	1,666
5.375% due 10/18/2011		100	99
5.850% due 01/16/2018		100	82
8.175% due 05/15/2068		600	400
8.250% due 08/15/2018		2,900	2,727
ANZ National International Ltd.
6.200% due 07/19/2013		2,600	2,801
Bank of America Corp.
0.442% due 08/13/2010		15,010	15,025
0.602% due 08/15/2016		900	784
4.500% due 08/01/2010		265	271
6.250% due 04/15/2012		415	445
Bank of America N.A.
0.534% due 06/15/2016		17,500	15,607
Bank of Scotland PLC
0.317% due 12/08/2010		2,600	2,553
Barclays Bank PLC
10.179% due 06/12/2021		160	207
Bear Stearns Cos. LLC
0.684% due 07/19/2010		7,700	7,714
6.950% due 08/10/2012		8,100	9,055
Bellsouth Capital Funding Corp.
7.750% due 02/15/2010		427	430
CIT Group, Inc.
7.000% due 05/01/2013		6,321	5,942
7.000% due 05/01/2014		1,681	1,566
7.000% due 05/01/2015		1,682	1,513
7.000% due 05/01/2016		2,803	2,480
7.000% due 05/01/2017		3,924	3,423
Citibank N.A.
1.875% due 05/07/2012		4,400	4,426
1.875% due 06/04/2012		400	403
CitiFinancial, Inc.
6.625% due 06/01/2015		200	199
Citigroup Capital XXI
8.300% due 12/21/2077		12,500	12,094
Citigroup Funding, Inc.
2.250% due 12/10/2012		1,400	1,412
Citigroup, Inc.
0.421% due 05/18/2010		4,500	4,496
2.125% due 04/30/2012		2,800	2,832
5.500% due 04/11/2013		14,700	15,252
5.625% due 08/27/2012		1,800	1,853
6.125% due 05/15/2018		100	101
6.500% due 08/19/2013		880	938
8.500% due 05/22/2019		1,300	1,504
Credit Agricole S.A.
0.304% due 05/28/2010		2,900	2,900
Dexia Credit Local
0.899% due 09/23/2011		3,000	3,027
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		50	55
Ford Motor Credit Co. LLC
3.034% due 01/13/2012		1,200	1,117
7.250% due 10/25/2011		400	404
7.375% due 02/01/2011		2,000	2,041
7.875% due 06/15/2010		1,500	1,523
8.000% due 12/15/2016		1,000	1,003
8.625% due 11/01/2010		1,200	1,236
General Electric Capital Corp.
2.000% due 09/28/2012		2,800	2,805
GMAC LLC
6.000% due 12/15/2011		500	490
6.875% due 08/28/2012		7,600	7,441
Goldman Sachs Group, Inc.
0.458% due 02/06/2012		4,600	4,568
0.683% due 07/22/2015		5,649	5,024
5.125% due 01/15/2015		385	405
5.750% due 10/01/2016		410	433
ICICI Bank Ltd.
0.824% due 01/12/2010		4,700	4,676
International Lease Finance Corp.
5.300% due 05/01/2012		10,000	8,499
5.450% due 03/24/2011		4,496	4,145
5.625% due 09/15/2010		10,000	9,893
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016		6,600	6,026
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		2,500	500
5.625% due 01/24/2013 (a)		2,500	525
Lloyds TSB Bank PLC
12.000% due 12/29/2049		10,100	9,917
Longpoint Re Ltd.
5.504% due 11/08/2011		1,300	1,305
Macquarie Bank Ltd.
3.300% due 07/17/2014		500	502
Merrill Lynch & Co., Inc.
0.485% due 06/05/2012		10,500	10,194
6.875% due 04/25/2018		500	540
Morgan Stanley
0.374% due 01/15/2010		9,700	9,700
2.372% due 05/14/2010		4,200	4,231
Mystic Re Ltd.
10.254% due 06/07/2011		1,100	1,122
National Australia Bank Ltd.
0.725% due 02/08/2010		18,400	18,402
Osiris Capital PLC
5.284% due 01/15/2010		1,600	1,600
Petroleum Export Ltd.
5.265% due 06/15/2011		306	299
Pricoa Global Funding I
5.400% due 10/18/2012		10,890	11,372
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	2,008
Residential Reinsurance 2007 Ltd.
10.506% due 06/07/2010		500	513
Royal Bank of Scotland Group PLC
0.672% due 04/08/2011		2,500	2,506
5.000% due 11/12/2013		100	90
SLM Corp.
0.442% due 07/26/2010		6,300	6,167
0.512% due 10/25/2011		2,000	1,873
Teco Finance, Inc.
6.750% due 05/01/2015		125	134
UBS AG
1.173% due 06/19/2010		500	496
Wachovia Corp.
5.500% due 05/01/2013		400	425
Wells Fargo & Co.
7.980% due 03/29/2049		41,850	42,164

			351,057

INDUSTRIALS 5.4%
Alcoa, Inc.
5.550% due 02/01/2017		400	398
America Movil SAB de C.V.
5.750% due 01/15/2015		75	79
Amgen, Inc.
6.150% due 06/01/2018		6,200	6,879
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		7,400	7,522
5.375% due 01/15/2020		6,900	7,053
AutoZone, Inc.
6.950% due 06/15/2016		800	868
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013		90	96
Colorado Interstate Gas Co.
6.800% due 11/15/2015		250	277
Comcast Corp.
4.950% due 06/15/2016		220	226
5.300% due 01/15/2014		200	214
Daimler Finance North America LLC
5.750% due 09/08/2011		200	210
8.000% due 06/15/2010		309	318
Dow Chemical Co.
4.850% due 08/15/2012		19,800	20,822
Gaz Capital S.A.
8.625% due 04/28/2034		17,900	19,735
9.250% due 04/23/2019		300	336
General Electric Co.
5.000% due 02/01/2013		155	164
HCA, Inc.
9.250% due 11/15/2016		300	323
Kinder Morgan Energy Partners LP
7.500% due 11/01/2010		205	215
Ltd Brands, Inc.
6.900% due 07/15/2017		1,600	1,606
Marks & Spencer PLC
6.250% due 12/01/2017		1,600	1,665
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		130	146
Pemex Project Funding Master Trust
9.125% due 10/13/2010		45	48
Petrobras International Finance Co.
7.875% due 03/15/2019		400	463
Philip Morris International, Inc.
4.875% due 05/16/2013		16,300	17,221
Reynolds American, Inc.
0.954% due 06/15/2011		1,100	1,090
6.750% due 06/15/2017		600	622
RR Donnelley & Sons Co.
5.500% due 05/15/2015		25	24
6.125% due 01/15/2017		1,600	1,584
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	8,329
Texas Eastern Transmission LP
7.300% due 12/01/2010		50	53
Time Warner, Inc.
5.875% due 11/15/2016		1,600	1,730
Vale Overseas Ltd.
6.875% due 11/21/2036		400	401
Volvo Treasury AB
5.950% due 04/01/2015		500	517

			101,234

UTILITIES 1.5%
American Electric Power Co., Inc.
5.250% due 06/01/2015		400	415
AT&T, Inc.
0.378% due 02/05/2010		1,700	1,700
5.100% due 09/15/2014		410	442
5.500% due 02/01/2018		290	303
6.250% due 03/15/2011		333	353
British Telecommunications PLC
9.125% due 12/15/2010		540	579
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		175	181
Dominion Resources, Inc.
5.150% due 07/15/2015		90	95
5.600% due 11/15/2016		210	218
France Telecom S.A.
7.750% due 03/01/2011		85	91
Nevada Power Co.
7.125% due 03/15/2019		1,130	1,264
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		185	209
Pacific Gas & Electric Co.
4.200% due 03/01/2011		150	155
4.800% due 03/01/2014		226	240
Progress Energy, Inc.
6.850% due 04/15/2012		139	151
PSEG Power LLC
5.320% due 09/15/2016		346	357
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		461	470
Qwest Corp.
6.500% due 06/01/2017		300	296
Southern California Edison Co.
5.000% due 01/15/2014		50	54
Sprint Capital Corp.
8.375% due 03/15/2012		1,000	1,040
Verizon Communications, Inc.
5.350% due 02/15/2011		700	730
5.550% due 02/15/2016		270	291
6.100% due 04/15/2018		16,000	17,419
Verizon Global Funding Corp.
7.375% due 09/01/2012		280	316

			27,369

Total Corporate Bonds & Notes (Cost $465,062)			479,660

MUNICIPAL BONDS & NOTES 0.2%
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (FSA Insured), Series 2001
5.250% due 05/15/2031		200	213
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		100	102
7.500% due 04/01/2034		100	97
7.550% due 04/01/2039		100	97
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		1,100	1,168
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		200	176
Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
5.501% due 01/01/2019		250	220
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.790% due 12/15/2013		345	347
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019		1,230	1,286

Total Municipal Bonds & Notes (Cost $3,684)			3,706

U.S. GOVERNMENT AGENCIES 23.7%
Fannie Mae
0.291% due 07/25/2037		3,636	3,283
0.631% due 11/25/2032		6	6
1.828% due 10/01/2044		131	127
4.612% due 02/01/2035		83	86
4.801% due 01/01/2027		70	71
4.822% due 06/01/2035		10,635	11,092
5.000% due 02/01/2035 - 01/01/2040		1,103	1,133
5.500% due 03/01/2016 - 06/01/2037		101,407	106,794
5.500% due 09/01/2034 (f)		80,903	85,045
6.000% due 09/25/2016 - 01/01/2039		101,469	107,718
6.500% due 01/01/2013 - 06/25/2044		15,962	17,377
7.000% due 05/01/2012 - 05/01/2032		151	166
7.500% due 03/01/2015 - 07/25/2041		287	321
8.000% due 06/01/2015 - 08/01/2031		47	53
12.000% due 05/01/2016		1	1
Federal Home Loan Bank
1.000% due 12/28/2011		400	398
Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023		236	235
Freddie Mac
0.383% due 07/15/2019 - 08/15/2019		8,365	8,258
0.463% due 02/15/2019		290	290
1.125% due 06/01/2011 - 12/15/2011		4,500	4,513
5.000% due 04/15/2016		481	481
5.500% due 06/01/2017 - 01/01/2040		3,166	3,333
6.000% due 09/01/2013 - 06/01/2036		1,314	1,405
6.500% due 07/25/2043		4	4
7.000% due 04/01/2032		24	27
7.500% due 05/01/2015		1	1
8.000% due 01/01/2012		2	2
8.500% due 04/15/2025		201	220
Ginnie Mae
0.682% due 10/16/2030		23	23
0.832% due 02/16/2030		515	513
0.882% due 02/16/2030		325	325
4.125% due 11/20/2017 - 11/20/2025		48	50
4.375% due 03/20/2020 - 03/20/2028		246	254
5.500% due 01/15/2017 - 09/20/2034		15,005	15,483
6.000% due 07/20/2015 - 01/01/2040		1,097	1,160
6.500% due 01/20/2034 - 05/15/2038		558	594
7.000% due 07/15/2031 - 12/15/2032		65	73
7.500% due 04/20/2027 - 01/15/2031		375	399
8.000% due 04/15/2017 - 11/15/2022		786	868
9.000% due 10/15/2017		2	2
9.500% due 08/15/2021 - 12/15/2021		14	16
Small Business Administration
4.340% due 03/01/2024		55	57
4.504% due 02/01/2014		29	30
4.727% due 02/10/2019		40,906	41,961
4.750% due 07/01/2025		14,247	14,893
5.130% due 09/01/2023		14	14
6.090% due 07/01/2011		31	31
6.640% due 02/01/2011		528	553
7.449% due 08/01/2010		623	643
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015		2,000	2,134
5.290% due 08/01/2017		5,000	5,280

Total U.S. Government Agencies (Cost $423,235)			437,796

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bonds
4.250% due 05/15/2039 (d)		822	771
U.S. Treasury Notes
1.000% due 07/31/2011		2,200	2,204
1.000% due 08/31/2011		44,300	44,336
1.000% due 10/31/2011		2,400	2,399
2.375% due 09/30/2014 (f)		3,000	2,976
3.125% due 05/15/2019 (d)		500	474

Total U.S. Treasury Obligations (Cost $53,376)			53,160

MORTGAGE-BACKED SECURITIES 3.2%
American Home Mortgage Investment Trust
2.231% due 02/25/2045		1,507	1,137
5.660% due 09/25/2045		8,072	6,374
Banc of America Funding Corp.
3.267% due 05/25/2035		2,522	2,373
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		522	468
4.456% due 02/25/2033		74	69
4.991% due 01/25/2035		242	207
5.632% due 02/25/2033		137	134
Bear Stearns Alt-A Trust
5.310% due 05/25/2035		3,507	2,431
5.378% due 09/25/2035		1,236	828
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	86
5.471% due 01/12/2045		300	284
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		11,252	9,982
4.557% due 03/25/2034		207	196
5.978% due 09/25/2037		88	62
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		600	513
Countrywide Alternative Loan Trust
1.544% due 12/25/2035		258	138
6.000% due 10/25/2032		1	1
Countrywide Home Loan Mortgage Pass-Through Trust
0.521% due 04/25/2035		296	157
3.510% due 11/25/2034		2,016	1,635
3.701% due 02/20/2035		3,562	2,922
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		100	87
6.216% due 02/15/2041		12,100	10,276
CS First Boston Mortgage Securities Corp.
0.879% due 03/25/2032		56	48
First Horizon Alternative Mortgage Securities
5.387% due 09/25/2035		148	102
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	97
5.444% due 03/10/2039		200	177
GS Mortgage Securities Corp. II
0.325% due 03/06/2020		2,954	2,812
Indymac ARM Trust
2.907% due 01/25/2032		82	58
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		100	85
5.882% due 02/15/2051		200	174
JPMorgan Mortgage Trust
5.022% due 02/25/2035		1,597	1,469
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		323	288
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	326
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		1,290	885
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		353	250
Morgan Stanley Capital I
5.809% due 12/12/2049		100	85
Morgan Stanley Mortgage Loan Trust
5.355% due 06/25/2036		250	230
Prime Mortgage Trust
0.631% due 02/25/2019		70	67
0.631% due 02/25/2034		451	410
Residential Funding Mortgage Securities I
5.201% due 09/25/2035		680	479
Structured Asset Mortgage Investments, Inc.
0.483% due 07/19/2035		1,632	1,322
Structured Asset Securities Corp.
2.920% due 02/25/2032		25	23
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		1,619	1,557
Wachovia Bank Commercial Mortgage Trust
0.313% due 06/15/2020		3,372	2,824
5.509% due 04/15/2047		300	241
WaMu Mortgage Pass-Through Certificates
0.521% due 10/25/2045		952	684
1.744% due 11/25/2042		263	173
2.509% due 02/27/2034		6	5
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034		282	265
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		4,134	3,423

Total Mortgage-Backed Securities (Cost $64,542)			58,919

ASSET-BACKED SECURITIES 2.8%
Ally Auto Receivables Trust
1.320% due 03/15/2012		2,100	2,105
Asset-Backed Funding Certificates
0.291% due 01/25/2037		480	462
BA Credit Card Trust
0.813% due 04/15/2013		2,100	2,096
Bank of America Auto Trust
1.700% due 12/15/2011		1,700	1,709
Brazos Student Finance Corp.
0.990% due 06/01/2023		50	50
Countrywide Asset-Backed Certificates
0.281% due 05/25/2047		22	21
First Franklin Mortgage Loan Asset-Backed Certificates
0.341% due 11/25/2036		12,500	11,339
Ford Credit Auto Owner Trust
1.653% due 06/15/2012		30,000	30,206
2.000% due 12/15/2011		700	704
Freemont Home Loan Owner Trust
1.021% due 12/25/2029		174	113
HFC Home Equity Loan Asset-Backed Certificates
0.523% due 01/20/2034		2,393	2,028
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036		364	264
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		87	67
SLM Student Loan Trust
0.582% due 01/25/2015		583	582

Total Asset-Backed Securities (Cost $51,417)			51,746

SOVEREIGN ISSUES 0.6%
Export-Import Bank of Korea
5.875% due 01/14/2015		5,200	5,592
8.125% due 01/21/2014		500	581
Hydro Quebec
0.750% due 09/29/2049		5,000	3,548
Japan Finance Organization for Municipalities
5.875% due 03/14/2011		125	132
Korea Government Bond
4.250% due 06/01/2013		135	140
Province of Quebec Canada
4.875% due 05/05/2014		200	215
Societe Financement de l'Economie Francaise
0.484% due 07/16/2012		1,000	1,006
South Africa Government International Bond
7.375% due 04/25/2012		50	55

Total Sovereign Issues (Cost $12,245)			11,269

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
Barclays Bank PLC
14.000% due 11/29/2049	GBP	500	1,038
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	1,000	1,468
General Electric Capital Corp.
0.600% due 03/03/2010	CHF	8,200	7,928
6.500% due 09/15/2067	GBP	800	1,066
Lloyds TSB Bank PLC
0.867% due 06/09/2011	EUR	200	288
SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	200	365
Societe Financement de l'Economie Francaise
2.125% due 05/20/2012	EUR	2,000	2,896
Sumitomo Mitsui Banking Corp.
1.049% due 12/29/2049	JPY	200,000	2,117

Total Foreign Currency-Denominated Issues (Cost $15,772)			17,166

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
American International Group, Inc.
8.500% due 08/01/2011		4,000	45
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	20
Wells Fargo & Co.
7.500% due 12/31/2049		12,300	11,292

Total Convertible Preferred Securities (Cost $8,635)			11,357

PREFERRED STOCKS 0.4%
DG Funding Trust
2.532% due 12/31/2049		912	8,092

Total Preferred Stocks (Cost $9,440)			8,092

	PRINCIPAL AMOUNT (000s)

SHORT-TERM INSTRUMENTS 37.1%
COMMERCIAL PAPER 0.3%
Federal Home Loan Bank
0.073% due 01/13/2010		$6,000	6,000

REPURCHASE AGREEMENTS 7.5%
Banc of America Securities LLC
0.100% due 01/06/2010		8,000	8,000
(Dated 12/15/2009. Collateralized by U.S. Treasury Notes 1.000% due 07/31/2011 valued at $8,138. Repurchase proceeds are $8,000.)
0.100% due 01/15/2010		3,000	3,000
(Dated 12/16/2009. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $3,007. Repurchase proceeds are $3,000.)
Barclays Capital, Inc.
0.000% due 01/04/2010		2,000	2,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $2,056. Repurchase proceeds are $2,000.)
Goldman Sachs & Co.
0.010% due 01/04/2010		123,400	123,400
(Dated 12/31/2009. Collateralized by Freddie Mac 3.000% due 12/30/2014 valued at $125,657. Repurchase proceeds are $123,400.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		2,502	2,502
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $2,555. Repurchase proceeds are $2,502.)

			138,902

JAPAN TREASURY BILLS 2.4%
0.127% due 03/29/2010	JPY	4,110,000	44,127

U.S. CASH MANAGEMENT BILLS 0.1%
0.143% due 04/01/2010 (d)		$810	810

U.S. TREASURY BILLS 1.5%
0.119% due 02/25/2010 - 04/08/2010 (b)(d)(f)		28,203	28,200

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 25.3%
		46,779,016	468,352

Total Short-Term Instruments (Cost $688,245)			686,391

Total Investments 98.7% (Cost $1,803,228)			$1,826,906
Written Options (h) (0.1%) (Premiums $3,812)			(2,625)
Other Assets and Liabilities (Net) 1.4%			26,843

Net Assets 100.0%			$1,851,124

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $3,741 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $126,045 at a weighted average interest rate of 0.195%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $3,552 has been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor March Futures	Long	03/2010	75	$40
90-Day Eurodollar December Futures	Long	12/2010	432	726
90-Day Eurodollar June Futures	Long	06/2010	881	1,192
90-Day Eurodollar March Futures	Long	03/2010	730	1,005
90-Day Eurodollar March Futures	Long	03/2011	95	51
90-Day Eurodollar September Futures	Long	09/2010	149	236
Euro-Bobl March Futures	Long	03/2010	536	(834)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	18	(42)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	12	8
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	12	(11)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	249	(274)
U.S. Treasury 5-Year Note March Futures	Long	03/2010	31	(82)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	182	(728)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	8	5
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	22	14
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	22	8
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	22	16

				$1,330

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abu Dhabi	MSC	1.000%	12/20/2014	1.486%	$30,000	$(653)	$(1,100)	$447
Abu Dhabi	UBS	1.000%	12/20/2014	1.486%	10,000	(217)	(366)	149
American International Group, Inc.	BCLY	2.100%	03/20/2013	5.684%	1,100	(110)	0	(110)
American International Group, Inc.	DUB	1.630%	06/20/2013	5.717%	13,200	(1,598)	0	(1,598)
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	3.687%	1,000	50	0	50
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	3.687%	300	2	0	2
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.562%	12,100	48	0	48
General Electric Capital Corp.	BCLY	1.270%	06/20/2013	1.572%	15,000	(141)	0	(141)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	0.679%	900	2	(11)	13
General Electric Capital Corp.	CITI	1.100%	03/20/2010	0.690%	1,000	1	0	1
General Electric Capital Corp.	CITI	1.150%	03/20/2010	0.690%	600	1	0	1
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.048%	800	(1)	0	(1)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.366%	3,400	217	159	58
General Electric Capital Corp.	RBS	1.270%	06/20/2013	1.572%	10,000	(94)	0	(94)
GMAC, Inc.	BCLY	3.650%	09/20/2012	4.042%	1,000	(8)	0	(8)
GMAC, Inc.	GSC	3.200%	09/20/2012	4.042%	500	(10)	0	(10)
GMAC, Inc.	JPM	4.850%	09/20/2012	4.042%	1,400	30	0	30
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	0.610%	200	1	(1)	2
JSC Gazprom	MSC	0.860%	11/20/2011	1.955%	5,700	(109)	0	(109)
Panama Government International Bond	JPM	1.250%	01/20/2017	1.439%	700	(4)	0	(4)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	2.259%	1,000	19	0	19
SLM Corp.	BNP	5.050%	03/20/2013	4.675%	1,600	20	0	20
SLM Corp.	BOA	5.000%	06/20/2010	3.511%	1,500	13	(79)	92
SLM Corp.	BOA	5.000%	12/20/2010	3.754%	2,200	31	(225)	256
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.765%	200	2	1	1

						$(2,508)	$(1,622)	$(886)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$5,970	$0	$0	$0
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	0	0	0
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,348	2	0	2
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	12,635	232	0	232
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	139	0	139
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	579	9	0	9
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,640	21	0	21
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,025	22	0	22

					$428	$0	$428

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	5,100	$276	$0	$276
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,400	82	0	82
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	7,400	14	0	14
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		4,800	14	0	14
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,900	6	0	6
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		3,600	57	(6)	63
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		3,600	58	(5)	63
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		3,200	67	4	63
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		2,900	68	2	66
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(44)	(47)	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		4,300	74	(2)	76
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		4,300	74	(2)	76
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	27	2	25
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$26,700	642	558	84
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		69,100	1,662	1,448	214
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		8,200	416	175	241
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	18,200	123	0	123
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	475,000	(2,909)	1,428	(4,337)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		8,100	(50)	23	(73)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		12,600	(77)	19	(96)

							$580	$3,597	$(3,017)

(h) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Receive	2.500%	02/17/2010	EUR	3,200	$10	$2
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		$10,100	138	191
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		6,000	42	18
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		2,000	16	11
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		7,000	69	133
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		4,000	45	76
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		28,000	524	531
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		4,900	39	14
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		26,000	462	493
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		3,500	48	66
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		177,300	1,480	525
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		6,300	57	35
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		9,000	142	171
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		2,000	36	38
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		7,500	78	36
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		67,800	512	201
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		15,000	114	84

								$3,812	$2,625

(i) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2040	$106,000	$111,696	$110,969
Fannie Mae	5.500%	02/01/2040	9,000	9,446	9,391
Fannie Mae	6.000%	02/01/2040	104,000	110,742	109,834
Freddie Mac	6.000%	01/01/2040	1,000	1,070	1,060

				$232,954	$231,254

(j) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,537	01/2010	RBS	$0	$(45)	$(45)
Buy	BRL	1,640	02/2010	HSBC	27	(3)	24
Buy		667	02/2010	RBC	0	(3)	(3)
Buy		21,473	02/2010	RBS	706	0	706
Buy	CAD	2,266	01/2010	JPM	38	0	38
Buy	CNY	2,546	03/2010	BCLY	0	(4)	(4)
Sell		2,442	03/2010	BCLY	2	0	2
Sell		3,963	03/2010	CITI	3	0	3
Sell		10,189	03/2010	DUB	7	0	7
Buy		2,552	03/2010	HSBC	0	(3)	(3)
Buy		15,540	03/2010	JPM	0	(19)	(19)
Sell		4,044	03/2010	MSC	3	0	3
Buy		1,589	08/2010	BCLY	0	(4)	(4)
Buy		2,002	08/2010	DUB	0	(4)	(4)
Buy		16,166	08/2010	HSBC	3	(24)	(21)
Buy		26,017	08/2010	JPM	6	(22)	(16)
Buy		12,084	08/2010	MSC	5	(12)	(7)
Buy		2,388	11/2010	BCLY	0	(3)	(3)
Buy		3,874	11/2010	CITI	0	(5)	(5)
Buy		9,997	11/2010	DUB	0	(16)	(16)
Buy		3,944	11/2010	MSC	0	(7)	(7)
Sell	EUR	300	01/2010	GSC	0	0	0
Sell		800	01/2010	RBS	14	0	14
Sell		500	01/2010	UBS	1	0	1
Sell		3,117	02/2010	RBS	158	0	158
Sell		4,038	03/2010	GSC	77	0	77
Buy	GBP	1,000	01/2010	GSC	15	0	15
Sell		3,483	01/2010	RBS	69	0	69
Buy	IDR	2,590,375	01/2010	BCLY	10	0	10
Buy		1,932,300	10/2010	BOA	5	0	5
Buy		13,636,673	10/2010	CITI	28	0	28
Buy		1,932,300	10/2010	RBS	5	0	5
Buy		3,973,320	10/2010	UBS	2	0	2
Sell	JPY	547,689	01/2010	BNP	221	0	221
Sell		4,110,000	03/2010	JPM	1,763	0	1,763
Buy	KRW	339,930	02/2010	CITI	3	0	3
Buy		800,088	02/2010	DUB	6	0	6
Buy		376,384	02/2010	MSC	3	0	3
Buy		1,305,693	02/2010	UBS	10	0	10
Buy		97,000	07/2010	BCLY	1	0	1
Buy		192,367	07/2010	DUB	2	0	2
Buy		159,805	07/2010	MSC	1	0	1
Buy		1,803,001	08/2010	BCLY	21	0	21
Buy		382,511	08/2010	MSC	1	0	1
Buy		172,018	11/2010	BCLY	0	(1)	(1)
Buy		94,034	11/2010	CITI	0	(1)	(1)
Buy	MXN	7,136	04/2010	JPM	4	0	4
Buy	MYR	717	02/2010	BCLY	0	0	0
Buy		1,054	02/2010	DUB	0	(5)	(5)
Buy		3,003	02/2010	HSBC	6	0	6
Buy		334	02/2010	JPM	0	0	0
Buy		2,191	06/2010	BCLY	6	0	6
Buy		2,225	06/2010	DUB	6	0	6
Buy		213	06/2010	MSC	0	0	0
Buy	SGD	237	02/2010	JPM	0	(2)	(2)
Buy		321	03/2010	BCLY	0	(3)	(3)
Buy		244	03/2010	MSC	0	(2)	(2)
Buy		131	03/2010	RBS	0	(1)	(1)
Buy		399	06/2010	CITI	0	(4)	(4)
Buy	TWD	5,269	06/2010	BOA	4	0	4
Buy		6,191	06/2010	DUB	5	0	5
Buy		6,808	06/2010	MSC	5	0	5
Buy		853	10/2010	BCLY	0	0	0
Buy		2,533	10/2010	CITI	2	0	2

					$3,254	$(193)	$3,061

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$469,743	$9,917	$479,660
U.S. Government Agencies	0	437,561	235	437,796
Short-Term Instruments	468,351	218,040	0	686,391
Other Investments+++	11,337	201,513	10,209	223,059

Investments, at value	$479,688	$1,326,857	$20,361	$1,826,906
Short Sales, at value	$0	$(231,254)	$0	$(231,254)
Financial Derivative Instruments++++	$1,330	$(3,039)	$0	$(1,709)

Total	$481,018	$1,092,564	$20,361	$1,593,943

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$10,100	$0	$0	$(183)	$0	$9,917	$(183)
U.S. Government Agencies	249	(12)	0	0	(2)	0	235	(2)
Other Investments+++	1,902	0	0	0	(827)	9,134	10,209	(827)

Investments, at value	$2,151	$10,088	$0	$0	$(1,012)	$9,134	$20,361	$(1,012)
Financial Derivative Instruments++++	$337	$0	$0	$0	$21	$(358)	$0	$0

Total	$2,488	$10,088	$0	$0	$(991)	$8,776	$20,361	$(1,012)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Money Market Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 5.9%
BANKING & FINANCE 5.9%
Bank of Scotland PLC
0.250% due 06/18/2010	$3,000	$2,957
General Electric Capital Corp.
0.260% due 03/12/2010	3,500	3,500
4.875% due 10/21/2010	1,500	1,548
Goldman Sachs Group, Inc.
7.800% due 01/28/2010	2,500	2,511
HSBC Finance Corp.
0.524% due 05/10/2010	4,200	4,176
Merrill Lynch & Co., Inc.
2.522% due 05/12/2010	5,000	4,991
Morgan Stanley
2.372% due 05/14/2010	5,000	5,023
Wachovia Corp.
4.375% due 06/01/2010	4,000	4,060

		28,766

Total Corporate Bonds & Notes (Cost $28,766)		28,766

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
0.205% due 02/08/2010	7,000	7,000
3.000% due 07/12/2010	3,138	3,176
3.250% due 02/10/2010	7,000	7,016
Federal Farm Credit Bank
0.340% due 03/03/2010	11,000	11,001
Freddie Mac
4.125% due 07/12/2010	977	995
6.875% due 09/15/2010	5,900	6,163

Total U.S. Government Agencies (Cost $35,351)		35,351

SHORT-TERM INSTRUMENTS 86.9%
CERTIFICATES OF DEPOSIT 0.6%
Royal Bank of Scotland Group PLC
0.833% due 07/19/2010	2,700	2,700

COMMERCIAL PAPER 58.5%
Barclays U.S. Funding LLC
0.700% due 02/05/2010	10,000	9,994
BNP Paribas Finance, Inc.
0.360% due 03/01/2010	5,500	5,497
Fannie Mae
0.070% due 02/01/2010	2,000	2,000
0.100% due 02/04/2010	3,000	3,000
0.448% due 02/22/2010	48,900	48,872
Federal Home Loan Bank
0.050% due 01/22/2010	3,000	3,000
0.076% due 01/27/2010	30,600	30,598
0.095% due 01/13/2010	5,000	5,000
0.175% due 02/24/2010	900	900
0.230% due 07/09/2010	15,200	15,201
0.550% due 06/04/2010	1,500	1,502
0.710% due 01/27/2010	15,800	15,800
0.790% due 03/11/2010	26,000	26,028
0.880% due 01/04/2010	23,600	23,600
Freddie Mac
0.515% due 01/04/2010	24,800	24,800
0.560% due 01/08/2010	6,400	6,400
1.024% due 02/05/2010	15,000	14,987
Lloyds Banking Group PLC
0.525% due 04/01/2010	5,000	4,994
Nordea North America, Inc.
0.215% due 01/19/2010	5,000	4,999
Rabobank USA Financial Corp.
0.300% due 02/18/2010	9,600	9,596
Royal Bank of Scotland Group PLC
0.715% due 03/26/2010	3,000	2,995
Societe Generale N.A.
0.435% due 02/12/2010	4,700	4,698
Straight-A Funding LLC
0.200% due 02/08/2010	15,000	14,997
UBS AG
0.920% due 07/12/2010	5,000	4,976

		284,434

REPURCHASE AGREEMENTS 23.5%
Barclays Capital, Inc.
0.000% due 01/04/2010	1,000	1,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $1,029. Repurchase proceeds are $1,000.)
Goldman Sachs & Co.
0.010% due 01/04/2010	48,700	48,700
(Dated 12/31/2009. Collateralized by Freddie Mac 5.500% due 07/01/2039 valued at $49,369. Repurchase proceeds are $48,700.)
Greenwich Capital Markets, Inc.
0.010% due 01/04/2010	42,700	42,700
(Dated 12/31/2009. Collateralized by Freddie Mac 0.750% due 01/18/2011 valued at $43,541. Repurchase proceeds are $42,700.)
JPMorgan Chase Bank N.A.
-0.010% due 01/04/2010	21,600	21,600
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 04/15/2011 valued at $22,164. Repurchase proceeds are $21,600.)
State Street Bank and Trust Co.
0.005% due 01/04/2010	186	186
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $190. Repurchase proceeds are $186.)

		114,186

U.S. TREASURY BILLS 4.3%
0.056% due 03/04/2010	21,000	20,998

Total Short-Term Instruments (Cost $422,318)		422,318

Total Investments 100.1% (Cost $486,435)		$486,435
Other Assets and Liabilities (Net) (0.1%)		(379)

Net Assets 100.0%		$486,056

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$28,766	$0	$28,766
U.S. Government Agencies	0	35,351	0	35,351
Short-Term Instruments	0	422,318	0	422,318

Investments, at value	$0	$486,435	$0	$486,435

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Mortgage-Backed Securities Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.1%
American International Group, Inc.
5.450% due 05/18/2017	$1,100	$891
8.250% due 08/15/2018	7,400	6,958

Total Corporate Bonds & Notes (Cost $6,176)		7,849

U.S. GOVERNMENT AGENCIES 127.7%
Fannie Mae
0.000% due 07/25/2022 (a)	38	32
0.291% due 12/25/2036	11,449	10,969
0.351% due 03/25/2034	1,180	1,065
0.381% due 08/25/2034 - 10/25/2035	21,573	19,954
0.431% due 10/27/2037	36,200	34,390
0.471% due 06/25/2033	172	164
0.491% due 06/25/2032	450	412
0.531% due 03/25/2018	829	819
0.571% due 11/25/2032	384	343
0.581% due 11/25/2032	61	60
0.632% due 04/18/2028	6	6
0.681% due 05/25/2023	957	950
0.731% due 03/25/2017 - 07/25/2034	3,223	3,166
0.741% due 10/25/2031	374	373
0.900% due 02/25/2024	671	670
1.231% due 04/25/2032	677	678
1.250% due 04/25/2023	3	3
1.407% due 05/01/2033	503	514
1.832% due 08/01/2042 - 10/01/2044	4,786	4,732
2.524% due 08/01/2027	879	901
2.553% due 11/01/2035	561	565
2.699% due 03/01/2032	136	140
2.732% due 11/01/2034	95	97
2.875% due 03/01/2027	96	100
2.971% due 10/01/2028	13	13
2.987% due 01/01/2035	636	647
3.034% due 12/01/2034	765	780
3.079% due 09/01/2034	885	899
3.104% due 10/01/2035	320	326
3.295% due 09/01/2035	941	963
3.544% due 08/01/2036	2,282	2,361
3.585% due 12/01/2034	31	32
3.630% due 10/01/2032	281	290
3.699% due 10/01/2035	72	74
3.829% due 07/01/2035	176	181
3.855% due 05/25/2035	607	603
4.000% due 08/01/2018 - 11/01/2039	45,945	45,208
4.153% due 04/01/2033	376	389
4.169% due 01/01/2035	133	138
4.276% due 12/01/2034	245	247
4.297% due 02/01/2035	179	185
4.345% due 03/01/2035	18	19
4.347% due 01/01/2035	212	216
4.352% due 01/01/2035	219	225
4.368% due 02/01/2035	222	229
4.462% due 02/01/2035	91	94
4.500% due 04/01/2013 - 01/01/2040	116,526	117,270
4.560% due 02/01/2035	164	169
4.561% due 05/01/2035	476	494
4.572% due 02/01/2035	116	120
4.619% due 07/01/2035	155	161
4.658% due 03/01/2035	111	115
4.715% due 01/01/2035	158	163
4.721% due 03/01/2035	159	164
4.798% due 02/01/2035	332	345
4.891% due 07/01/2035	366	383
4.974% due 04/01/2035	1,536	1,609
5.000% due 10/01/2012 - 01/01/2040	35,157	36,413
5.003% due 12/01/2035	1,289	1,331
5.103% due 05/01/2035	122	126
5.107% due 02/01/2036	891	937
5.161% due 05/01/2035	820	840
5.195% due 11/01/2018	2	2
5.340% due 11/01/2035	744	784
5.379% due 11/01/2035	587	619
5.500% due 04/01/2011 - 01/01/2040	69,084	72,618
5.500% due 02/01/2034 - 07/01/2034 (f)	35,967	37,808
5.525% due 05/01/2023	23	23
5.990% due 08/01/2017	1,100	1,207
6.000% due 04/01/2012 - 01/01/2040	154,235	163,651
6.000% due 07/01/2036 (f)	11,156	11,851
6.500% due 06/01/2021 - 01/01/2039	29,419	31,564
6.500% due 11/01/2037 (f)	12,553	13,460
6.701% due 06/01/2030	18	18
7.000% due 09/25/2023	2	2
7.500% due 09/01/2034	9	11
7.750% due 08/25/2022	34	37
8.200% due 04/25/2025	18	18
Federal Housing Administration
7.430% due 06/01/2019	196	196
Freddie Mac
0.189% due 05/04/2011 (d)	68	68
0.383% due 08/15/2019	2,031	2,004
0.463% due 02/15/2019	4,930	4,934
0.533% due 04/15/2017	166	165
0.633% due 06/15/2032 - 12/15/2032	756	755
0.683% due 12/15/2031	321	320
0.733% due 09/15/2030	38	38
1.150% due 02/15/2021	544	544
1.832% due 10/25/2044 - 02/25/2045	3,238	3,073
2.662% due 02/01/2018	52	54
2.663% due 11/01/2031	75	78
2.750% due 07/01/2030	14	14
2.920% due 01/01/2034	55	56
3.433% due 02/01/2028	173	177
3.498% due 09/01/2035	3,665	3,787
3.500% due 12/15/2022	1	1
3.607% due 03/01/2034	1,045	1,070
3.627% due 09/01/2035	627	649
3.749% due 05/01/2032	41	42
3.838% due 10/01/2036	1,248	1,295
4.000% due 07/01/2039	2,864	2,765
4.221% due 02/01/2035	37	38
4.228% due 02/01/2035	89	91
4.358% due 01/01/2035	159	162
4.400% due 01/01/2035	549	564
4.450% due 04/01/2035	225	230
4.500% due 04/01/2020 - 01/01/2040	65,022	64,881
4.614% due 02/01/2035	31	32
4.655% due 03/01/2035	57	58
4.690% due 03/01/2035	392	411
4.753% due 04/01/2035	291	298
4.755% due 08/01/2036	124	129
4.762% due 06/01/2035	115	117
5.000% due 07/01/2038 - 01/01/2040	6,913	7,090
5.109% due 05/01/2035	519	545
5.174% due 06/01/2037	216	224
5.500% due 12/01/2017 - 01/01/2040	28,203	29,597
5.506% due 11/01/2028	5	5
5.531% due 08/01/2025	7	7
6.000% due 11/01/2036 - 01/01/2040	48,635	51,606
6.500% due 12/15/2023 - 01/01/2040	5,428	5,828
8.000% due 06/15/2026	19	20
Ginnie Mae
0.333% due 04/20/2036	9,045	8,926
0.432% due 02/16/2032 - 07/16/2032	383	380
0.482% due 08/16/2032	1,546	1,537
0.782% due 04/16/2032	299	297
3.625% due 07/20/2022 - 08/20/2026	41	42
4.000% due 07/15/2039 - 02/01/2040	8,986	8,681
4.125% due 12/20/2021 - 11/20/2023	20	21
4.375% due 02/20/2017 - 03/20/2027	28	29
4.500% due 03/20/2016 - 01/01/2040	36,914	36,980
5.000% due 01/01/2040	29,000	29,825
6.000% due 02/15/2032 - 01/01/2040	17,626	18,645
6.500% due 07/15/2024 - 01/01/2040	8,694	9,251
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $919,145)		928,173

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
1.000% due 10/31/2011 (g)	925	925

Total U.S. Treasury Obligations (Cost $930)		925

MORTGAGE-BACKED SECURITIES 23.1%
American Home Mortgage Assets
0.461% due 09/25/2046	251	48
0.521% due 08/25/2037	2,000	147
American Home Mortgage Investment Trust
0.471% due 05/25/2047	382	83
Banc of America Funding Corp.
0.523% due 05/20/2035	193	107
6.086% due 01/20/2047	1,575	1,113
Banc of America Structural Security Trust
0.734% due 10/11/2033	1	1
Banktrust Mortgage Trust
5.700% due 12/01/2023	42	42
BCAP LLC Trust
0.401% due 01/25/2037	3,016	1,441
Bear Stearns Alt-A Trust
0.451% due 12/25/2046	833	61
5.261% due 08/25/2036	6,300	1,894
5.778% due 11/25/2036	2,560	1,623
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	5,538
CBA Commercial Small Balance Commercial Mortgage
0.511% due 12/25/2036	686	465
CC Mortgage Funding Corp.
0.361% due 05/25/2048	2,211	897
0.511% due 01/25/2035	113	65
Citigroup Mortgage Loan Trust, Inc.
1.031% due 08/25/2035	1,198	788
Commercial Mortgage Pass-Through Certificates
0.455% due 02/05/2019	2,000	1,836
Countrywide Alternative Loan Trust
0.433% due 07/20/2046	290	129
0.441% due 05/25/2035	1,155	651
0.461% due 08/25/2046	609	122
0.481% due 09/25/2046	450	40
0.481% due 10/25/2046	288	64
0.491% due 07/25/2046	450	15
0.501% due 05/25/2036	271	43
0.513% due 09/20/2046	450	63
0.571% due 10/25/2046	450	28
0.581% due 06/25/2037	411	99
0.601% due 11/25/2035	97	21
0.651% due 12/25/2035	171	70
0.741% due 11/20/2035	450	78
1.001% due 11/25/2035	297	156
Countrywide Home Loan Mortgage Pass-Through Trust
0.521% due 02/25/2035	34	18
0.521% due 04/25/2035	687	363
0.531% due 04/25/2046	299	80
0.551% due 03/25/2035	2,360	1,230
0.571% due 03/25/2036	190	54
0.581% due 02/25/2036	183	36
0.691% due 09/25/2034	617	200
3.238% due 04/25/2035	1,326	843
3.510% due 11/25/2034	2,189	1,775
5.328% due 02/25/2047	3,885	1,889
5.542% due 03/25/2037	3,790	2,145
Credit Suisse Mortgage Capital Certificates
5.342% due 12/15/2043	10,000	8,640
CS First Boston Mortgage Securities Corp.
0.879% due 03/25/2032	28	24
Downey Savings & Loan Association Mortgage Loan Trust
0.543% due 11/19/2037	450	5
0.553% due 07/19/2045	147	37
First Horizon Asset Securities, Inc.
5.377% due 08/25/2035	3,005	2,594
5.830% due 08/25/2037	15,747	10,764
Greenpoint Mortgage Funding Trust
0.431% due 10/25/2046	450	35
0.431% due 12/25/2046	450	55
0.441% due 10/25/2046	359	0
0.461% due 06/25/2045	554	325
0.501% due 04/25/2036	272	81
0.551% due 09/25/2046	450	13
0.571% due 10/25/2046	450	17
GS Mortgage Securities Corp. II
5.560% due 11/10/2039	1,600	1,405
GSR Mortgage Loan Trust
0.491% due 08/25/2046	319	85
Harborview Mortgage Loan Trust
0.433% due 09/19/2046	249	128
0.453% due 05/19/2047	2,510	1,210
0.483% due 01/19/2038	308	81
0.483% due 09/19/2046	249	56
0.543% due 11/19/2035	1,733	913
Homebanc Mortgage Trust
0.411% due 12/25/2036	537	314
Indymac Index Mortgage Loan Trust
0.421% due 04/25/2037	379	77
0.431% due 11/25/2046	453	81
0.471% due 04/25/2035	1,539	878
0.481% due 02/25/2037	450	60
0.501% due 06/25/2037	392	84
0.521% due 11/25/2036	644	140
0.551% due 02/25/2035	935	582
5.266% due 06/25/2035	3,861	2,512
JPMorgan Alternative Loan Trust
0.731% due 06/27/2037	6,120	4,611
JPMorgan Chase Commercial Mortgage Securities Corp.
0.608% due 07/15/2019	11,358	9,346
5.305% due 01/15/2049	7,000	6,774
MASTR Adjustable Rate Mortgages Trust
0.531% due 05/25/2047	450	65
0.571% due 05/25/2047	450	58
MASTR Alternative Loans Trust
0.631% due 03/25/2036	2,062	996
Mellon Residential Funding Corp.
0.583% due 11/15/2031	465	439
Merrill Lynch Alternative Note Asset
5.500% due 06/25/2037	5,012	2,485
Merrill Lynch Countrywide Commercial Mortgage Trust
0.000% due 07/09/2021	1,400	1,190
5.378% due 08/12/2048	7,815	6,149
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	2,700	2,384
Morgan Stanley Capital I
5.332% due 12/15/2043	4,250	3,952
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	13	14
Mortgage Equity Conversion Asset Trust
0.770% due 10/25/2041	2,116	1,978
0.770% due 05/25/2042	12,481	11,655
0.880% due 02/25/2042	422	394
0.900% due 02/25/2042	2,700	2,521
Opteum Mortgage Acceptance Corp.
0.491% due 07/25/2035	747	590
Prime Mortgage Trust
5.000% due 02/25/2019	235	235
RBSSP Resecuritization Trust
0.732% due 11/21/2035	10,596	9,526
Residential Accredit Loans, Inc.
0.391% due 01/25/2037	8,263	4,291
0.411% due 06/25/2046	6,742	2,627
0.411% due 02/25/2047	352	64
0.431% due 12/25/2046	450	78
0.461% due 05/25/2037	385	94
0.501% due 05/25/2046	450	56
0.631% due 10/25/2045	198	102
4.127% due 08/25/2035	329	183
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	426	405
Residential Asset Securitization Trust
6.000% due 03/25/2037	2,850	2,021
Sequoia Mortgage Trust
0.583% due 10/19/2026	313	234
0.583% due 07/20/2033	197	142
0.613% due 10/20/2027	70	58
Structured Adjustable Rate Mortgage Loan Trust
1.631% due 05/25/2035	1,821	796
5.372% due 09/25/2035	4,666	3,131
Structured Asset Mortgage Investments, Inc.
0.481% due 09/25/2047	683	127
0.491% due 05/25/2046	355	88
0.531% due 08/25/2036	450	74
0.781% due 09/25/2047	6,084	1,746
0.893% due 09/19/2032	117	98
Structured Asset Securities Corp.
0.731% due 12/25/2033	1,397	1,321
Thornburg Mortgage Securities Trust
0.351% due 07/25/2036	1,407	1,366
0.911% due 04/25/2043	1,200	1,029
6.198% due 09/25/2037	507	406
6.200% due 09/25/2037	500	400
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021	1,992	1,699
WaMu Mortgage Pass-Through Certificates
0.451% due 07/25/2046	293	81
0.501% due 12/25/2045	2,030	1,422
0.641% due 11/25/2045	450	140
0.641% due 12/25/2045	450	162
0.740% due 11/25/2034	245	101
0.750% due 07/25/2044	458	137
0.771% due 12/25/2027	1,727	1,300
0.931% due 12/25/2045	392	49
1.294% due 06/25/2047	379	84
1.354% due 07/25/2047	385	196
1.544% due 02/25/2046	1,199	682
2.759% due 10/25/2046	5,691	3,401
2.851% due 08/25/2033	1,060	984
3.640% due 03/25/2033	1,166	1,066
5.601% due 12/25/2036	6,392	4,492
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.481% due 07/25/2046	128	33
1.304% due 04/25/2047	384	82
1.314% due 04/25/2047	365	91
1.384% due 05/25/2047	363	88
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 10/25/2037	8,462	7,448

Total Mortgage-Backed Securities (Cost $199,901)		167,594

ASSET-BACKED SECURITIES 6.5%
American Express Credit Account Master Trust
1.183% due 08/15/2012	8,000	8,002
Amortizing Residential Collateral Trust
0.521% due 07/25/2032	25	23
0.931% due 10/25/2031	18	12
Amresco Residential Securities Mortgage Loan Trust
0.726% due 06/25/2028	380	198
0.786% due 06/25/2027	240	213
0.786% due 09/25/2027	628	467
0.861% due 09/25/2028	835	579
Argent Securities, Inc.
1.081% due 11/25/2034	2,500	1,573
Capital Auto Receivables Asset Trust
1.683% due 10/15/2012	1,000	1,008
Centex Home Equity
0.531% due 01/25/2032	30	22
Chase Issuance Trust
0.273% due 04/15/2013	1,021	1,017
4.260% due 05/15/2013	8,500	8,840
4.550% due 03/15/2013	4,000	4,147
CIT Group Home Equity Loan Trust
0.501% due 06/25/2033	90	65
Conseco Finance
1.733% due 05/15/2032	900	638
Countrywide Asset-Backed Certificates
0.571% due 06/25/2033	786	597
EMC Mortgage Loan Trust
0.981% due 08/25/2040	217	134
Franklin Auto Trust
1.233% due 10/20/2011	1,842	1,845
1.813% due 06/20/2012	1,000	1,006
GSAA Trust
0.531% due 03/25/2037	700	326
0.531% due 05/25/2047	1,896	1,026
HFC Home Equity Loan Asset-Backed Certificates
0.583% due 09/20/2033	1,643	1,466
Home Equity Asset Trust
0.831% due 11/25/2032	3	1
Lehman XS Trust
0.401% due 04/25/2046	262	220
0.461% due 06/25/2046	264	54
0.461% due 08/25/2046	299	58
0.471% due 09/25/2046	299	64
0.471% due 11/25/2046	295	81
0.481% due 08/25/2046	390	1
0.551% due 11/25/2046	450	85
Morgan Stanley Mortgage Loan Trust
0.461% due 02/25/2037	188	73
0.591% due 04/25/2037	1,595	616
Quest Trust
1.131% due 06/25/2034	946	916
Renaissance Home Equity Loan Trust
0.671% due 08/25/2033	307	207
0.991% due 12/25/2032	54	35
Residential Asset Mortgage Products, Inc.
0.631% due 06/25/2047	700	253
Salomon Brothers Mortgage Securities VII, Inc.
1.206% due 10/25/2028	907	780
SLM Student Loan Trust
1.782% due 04/25/2023	8,823	9,183
Specialty Underwriting & Residential Finance
0.911% due 01/25/2034	35	18
Structured Asset Securities Corp.
0.521% due 01/25/2033	38	33
United National Home Loan Owner Trust
6.910% due 03/25/2025	330	312
Wells Fargo Home Equity Trust
0.471% due 10/25/2035	226	221
0.481% due 12/25/2035	491	471

Total Asset-Backed Securities (Cost $48,450)		46,886

SHORT-TERM INSTRUMENTS 1.7%
U.S. CASH MANAGEMENT BILLS 0.1%
0.136% due 04/01/2010 (d)(e)	594	594

U.S. TREASURY BILLS 0.2%
0.209% due 02/25/2010 - 04/08/2010 (b)(d)	1,340	1,340

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.4%
	1,063,151	10,644

Total Short-Term Instruments (Cost $12,578)		12,578

Total Investments 160.2% (Cost $1,187,180)		$1,164,005
Written Options (i) (0.1%) (Premiums $1,202)		(693)
Other Assets and Liabilities (Net) (60.1%)		(436,538)

Net Assets 100.0%		$726,774

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal only security.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $1,740 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) Securities with an aggregate market value of $260 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $207,760 at a weighted average interest rate of 0.381%. On December 31, 2009, securities valued at $54,294 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $563 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	254	$(95)

(h) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	$500	$197	$0	$197

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc.	GSC	(5.000%)	06/20/2017	5.800%	$800	$31	$168	$(137)
American International Group, Inc.	JPM	(5.000%)	09/20/2018	5.764%	6,600	267	1,353	(1,086)

						$298	$1,521	$(1,223)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%)	07/25/2045	$4,456	$3,965	$579	$3,386
CMBX.NA AAA 3 Index	JPM	(0.080%)	12/13/2049	1,500	232	294	(62)
CMBX.NA AAA 4 Index	CITI	(0.350%)	02/17/2051	5,500	937	956	(19)
CMBX.NA AAA 4 Index	CSFB	(0.350%)	02/17/2051	1,400	239	290	(51)
CMBX.NA AAA 4 Index	DUB	(0.350%)	02/17/2051	1,800	307	632	(325)
CMBX.NA AAA 4 Index	GSC	(0.350%)	02/17/2051	8,000	1,362	1,880	(518)
CMBX.NA AAA 5 Index	GSC	(0.350%)	02/15/2051	10,500	1,660	1,903	(243)

					$8,702	$6,534	$2,168

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	897	(840)	(482)	(358)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	673	(627)	(367)	(260)
ABX.HE BBB- 06-2 Index	GSC	2.420%	05/25/2046	$300	$(284)	$(99)	$(185)

					$(1,751)	$(948)	$(803)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	$3,000	$1,934	$900	$1,034

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$117.500	02/19/2010	154	$73	$50
Call - CBOT U.S. Treasury 10-Year Note March Futures	119.000	02/19/2010	450	140	47

				$213	$97

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$21,000	$242	$398
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,300	17	25
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	65,000	720	168
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	10	5

							$989	$596

(j) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2040	$16,000	$16,646	$16,420
Fannie Mae	5.000%	02/01/2040	27,000	28,042	27,607
Fannie Mae	5.500%	01/01/2040	85,000	89,893	88,984
Fannie Mae	5.500%	02/01/2040	20,000	20,969	20,869
Fannie Mae	6.000%	01/01/2040	45,000	47,666	47,665
Fannie Mae	6.000%	02/01/2040	70,000	74,409	73,926
Fannie Mae	6.500%	01/01/2040	19,000	20,452	20,351
Freddie Mac	4.000%	01/01/2040	3,000	2,965	2,894

				$301,042	$298,716

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Government Agencies	$0	$893,587	$34,586	$928,173
Mortgage-Backed Securities	0	150,540	17,054	167,594
Asset-Backed Securities	0	46,886	0	46,886
Other Investments+++	10,644	10,708	0	21,352

Investments, at value	$10,644	$1,101,721	$51,640	$1,164,005
Short Sales, at value	$0	$(298,716)	$0	$(298,716)
Financial Derivative Instruments++++	$(95)	$(551)	$1,231	$585

Total	$10,549	$802,454	$52,871	$865,874

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
U.S. Government Agencies	$210	$(12)	$73	$0	$1,712	$32,603	$34,586	$1,712
Mortgage-Backed Securities	53	16,350	9	22	263	357	17,054	219

Investments, at value	$263	$16,338	$82	$22	$1,975	$32,960	$51,640	$1,931
Financial Derivative Instruments++++	$1,610	$0	$0	$0	$(704)	$325	$1,231	$(379)

Total	$1,873	$16,338	$82	$22	$1,271	$33,285	$52,871	$1,552

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Municipal Bond Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.1%
American International Group, Inc.
4.250% due 05/15/2013	$600	$555
4.700% due 10/01/2010	1,400	1,399
4.950% due 03/20/2012	100	98
5.600% due 10/18/2016	100	83
8.175% due 05/15/2068	200	133
8.250% due 08/15/2018	900	846
SLM Corp.
4.500% due 07/26/2010	1,500	1,495

Total Corporate Bonds & Notes (Cost $3,987)		4,609

MUNICIPAL BONDS & NOTES 97.2%
ALABAMA 1.2%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,354
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	2,903

		5,257

ALASKA 0.5%
Alaska State Housing Finance Corp. Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 06/01/2032	540	543
Anchorage, Alaska General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,636

		2,179

ARIZONA 1.4%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	500	510
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	5,102
Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Insured), Series 1998
5.375% due 06/01/2010	455	460

		6,072

CALIFORNIA 16.9%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	656
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,586
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	1,980	1,825
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	6,445	6,824
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,895
5.625% due 07/01/2032	3,200	3,263
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	1,000	1,003
6.000% due 07/01/2039	1,000	1,058
California State Imperial Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	685
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2009
0.180% due 12/01/2016	1,200	1,200
California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,583
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	596
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (NPFGC-IBC Insured), Series 1999
5.875% due 01/15/2026	1,565	1,531
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	18,690	20,907
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	3,764
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	3,850	3,243
Irvine, California Ranch Water District General Obligation Bonds, Series 2009
0.200% due 10/01/2041	1,500	1,500
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,327
0.000% due 08/01/2016	1,400	1,052
Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	938
4.800% due 09/01/2017	875	869
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	424
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,106
University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	1,500	1,636

		71,471

COLORADO 2.8%
Boulder County, Colorado Revenue Notes, Series 2009
5.000% due 07/15/2018	1,740	1,975
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2003
5.500% due 05/15/2030	1,375	1,454
Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	880
Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	20	21
Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	10	10
6.750% due 04/01/2015	35	35
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,500	6,860
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.200% due 12/01/2031	700	700

		11,935

DISTRICT OF COLUMBIA 1.2%
District of Columbia Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 02/01/2035	5,335	4,755
District of Columbia Revenue Notes, Series 2009
5.000% due 04/01/2019	400	418

		5,173

FLORIDA 5.1%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,270	1,272
Florida State JEA Water & Sewer System Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 10/01/2020	5,000	4,132
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	10,200	9,841
Miami-Dade County, Florida Revenue Bonds, Series 2009
5.500% due 10/01/2036	1,000	1,017
Orange County, Florida Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1996
6.250% due 10/01/2011	290	310
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.691% due 10/01/2021	5,000	4,294
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	735	769

		21,635

GEORGIA 1.0%
Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028 (a)	1,000	498
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2010	2,800	2,812
Georgia State Municipal Electric Authority Revenue Bonds, (NPFGC-IBC Insured), Series 1997
6.500% due 01/01/2012	125	131
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018 (b)	560	574

		4,015

HAWAII 0.1%
Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2017	300	344

ILLINOIS 7.6%
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	613
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	304
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,340
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,286
Chicago, Illinois Waste & Water Revenue Bonds, (NPFGC Insured), Series 1998
0.000% due 01/01/2021	2,000	1,229
Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,200
Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	2,023
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	127
0.000% due 12/01/2014	255	220
0.000% due 12/01/2015	1,885	1,540
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	121
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	170
Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	3,935	3,846
Illinois State Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1992
6.250% due 09/01/2021	695	839
Illinois State Revenue Bonds, Series 2009
5.250% due 06/15/2034	2,000	2,052
Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	784
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,814
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	4,168
Northern Illinois State Municipal Power Agency Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 01/01/2018	1,000	1,079
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,175

		31,930

INDIANA 4.3%
Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	175
4.500% due 01/15/2013	190	196
4.650% due 01/15/2014	210	215
4.750% due 01/15/2015	235	240
4.850% due 01/15/2016	295	300
Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	299
5.000% due 07/15/2010	180	182
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,677
Indiana State Finance Authority Revenue Bonds, Series 2009
5.000% due 02/01/2023	250	278
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	4,684
Indiana State IPS Multi-School Building Corp. Revenue Bonds, (NPFGC Insured), Series 2007
3.000% due 01/15/2026	6,800	5,287
Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	1,016
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,100
Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	545
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,322
South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	418
5.200% due 02/01/2012	230	237
5.500% due 02/01/2015	180	185

		18,356

KANSAS 0.3%
Kansas State Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	515
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	564

		1,079

KENTUCKY 0.1%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	565	565

LOUISIANA 1.8%
Louisiana State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.000% due 04/01/2019	270	288
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (NPFGC Insured), Series 2000
5.700% due 01/01/2010	25	25
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	7,930	7,284

		7,597

MARYLAND 0.7%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	3,750	3,089

MASSACHUSETTS 2.6%
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	859
Massachusetts State Development Finance Agency Revenue Notes, Series 2009
2.875% due 10/01/2014	1,000	1,012
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.697% due 11/01/2019	5,090	4,475
0.697% due 11/01/2020	2,595	2,245
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	530
Massachusetts State Revenue Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 01/01/2016	750	727
0.000% due 01/01/2017	1,000	953

		10,801

MICHIGAN 0.9%
Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,663
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,043
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,220

		3,926

MINNESOTA 0.5%
St. Cloud, Minnesota Revenue Bonds, (AGC Insured), Series 2008
5.500% due 05/01/2039	2,000	2,068

MISSOURI 1.3%
Lee’s Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	391
Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,770
Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,023
5.000% due 11/01/2015	540	526
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	358
Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	245	249
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,039

		5,356

NEVADA 0.0%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
0.250% due 06/15/2021	150	150

NEW JERSEY 3.5%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2010	570	571
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012	630	619
6.000% due 11/01/2028	3,500	2,441
6.500% due 04/01/2018	665	635
6.500% due 04/01/2031	2,115	1,804
New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,481
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	5,077

		14,628

NEW MEXICO 1.3%
New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	5,000	5,272

NEW YORK 8.5%
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
0.000% due 09/01/2015	3,000	2,878
New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2001
5.250% due 11/01/2015	2,000	2,158
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,664
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.607% due 03/01/2020	3,900	2,879
0.657% due 03/01/2022	4,000	2,783
5.000% due 03/01/2031	4,645	4,491
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
0.667% due 03/01/2023	4,000	2,692
New York State Brooklyn Arena Local Development Corp. Revenue Bonds, Series 2009
6.375% due 07/15/2043	3,000	3,037
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	220	220
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,815	1,920
New York State Dormitory Authority Revenue Bonds, Series 1990
0.200% due 07/01/2025	800	800
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,201
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	150	162
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,912

		35,797

NORTH CAROLINA 1.1%
Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,976
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	603
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	1,025
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2017	1,000	1,106

		4,710

OHIO 3.3%
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,500	4,806
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	362
5.875% due 06/01/2047	6,600	4,970
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	140	156
Ohio State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	3,145	3,582

		13,876

PENNSYLVANIA 2.6%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	773
Geisinger, Pennsylvania Authority Revenue Bonds, Series 2009
0.180% due 06/01/2039	1,000	1,000
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	800	814
Pennsylvania State General Obligation Bonds, Series 2009
5.000% due 04/15/2020	5,000	5,726
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 08/01/2017	1,500	1,698
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	884

		10,895

PUERTO RICO 1.7%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
0.263% due 07/01/2019	3,000	2,314
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	154
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	4,898

		7,366

RHODE ISLAND 1.2%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	5,525	5,029

SOUTH CAROLINA 0.9%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,579
Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	273
South Carolina State Jobs-Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 02/01/2038	1,000	1,038

		3,890

TENNESSEE 2.4%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	3,954
5.000% due 02/01/2024	1,400	1,374
5.000% due 02/01/2027	5,000	4,784

		10,112

TEXAS 13.1%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	94
Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,180
Fort Bend County, Texas General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 03/01/2031	400	408
Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,242
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 06/01/2012	4,000	4,319
Harris County, Texas General Obligation Bonds, Series 2009
5.000% due 10/01/2021	1,000	1,141
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	926
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	165	170
Houston, Texas Revenue Bonds, (NPFGC-FGIC Insured), Series 1998
5.000% due 07/01/2025	5,000	4,757
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,071
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	12
North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,066
North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	913
Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	10,160	10,742
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	3,425	3,406
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,607
Texas State Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	972
Texas State Leander Independent School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	598
Texas State Lower Colorado River Authority Revenue Bonds, (NPFGC Insured), Series 2006
4.750% due 05/15/2029	7,000	6,930
Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	849
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,150
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	882
Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	5,020	5,320
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,571
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	608
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	150	171

		55,105

UTAH 0.2%
Utah State Intermountain Power Agency Revenue Bonds, (AMBAC Insured), Series 1993
0.000% due 07/01/2017	1,000	760

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,517

VIRGINIA 0.2%
Virginia State Housing Development Authority Revenue Bonds, (NPFGC Insured), Series 2001
5.350% due 07/01/2031	1,000	1,006

WASHINGTON 4.3%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2028	2,500	2,667
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,070
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,691
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	5,332
Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013 (b)	830	871
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,169
Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,314

		18,114

WISCONSIN 2.2%
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	104
5.100% due 06/01/2022	100	104
5.100% due 06/01/2023	100	104
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	5,384
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	604
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
4.700% due 11/01/2012	315	320
5.350% due 11/01/2022	1,210	1,234
Wisconsin State Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.700% due 05/01/2012	1,175	1,190

		9,357

Total Municipal Bonds & Notes (Cost $419,579)		410,432

MORTGAGE-BACKED SECURITIES 1.1%
Countrywide Alternative Loan Trust
2.044% due 11/25/2035	2,310	1,123
2.584% due 11/25/2035	2,505	1,282
Residential Accredit Loans, Inc.
0.381% due 02/25/2047	4,504	1,947

Total Mortgage-Backed Securities (Cost $5,834)		4,352

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.005% due 01/04/2010	201	201

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $210. Repurchase proceeds are $201.)
U.S. TREASURY BILLS 0.4% (d)
0.260% due 02/25/2010	1,610	1,609

Total Short-Term Instruments (Cost $1,811)		1,810

Total Investments 99.8% (Cost $431,211)		$421,203
Other Assets and Liabilities (Net) 0.2%		1,002

Net Assets 100.0%		$422,205

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Security becomes interest bearing at a future date.

(d) Securities with an aggregate market value of $1,609 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counter party	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	1.230%	$5,000	$(210)	$0	$(210)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	1.730%	5,000	(282)	0	(282)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	1.630%	5,000	(277)	0	(277)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	1.980%	5,000	(350)	0	(350)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	1.200%	5,000	(149)	0	(149)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	1.530%	5,000	(184)	0	(184)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	1.680%	5,000	(271)	0	(271)

						$(1,723)	$0	$(1,723)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,489	$1,571	0.37%

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
California	$0	$71,471	$0	$71,471
Florida	0	21,635	0	21,635
Illinois	0	31,930	0	31,930
New York	0	35,797	0	35,797
Texas	0	55,105	0	55,105
Other Investments+++	0	205,265	0	205,265

Investments, at value	$0	$421,203	$0	$421,203
Financial Derivative Instruments++++	$0	$0	$(1,723)	$(1,723)

Total	$0	$421,203	$(1,723)	$419,480

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Financial Derivative Instruments++++	$(12,606)	$0	$0	$0	$10,883	$0	$(1,723)	$1,807

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

MuniGO Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 98.2%
ALABAMA 2.4%
Alabama State General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2017	$730	$839

ARIZONA 2.3%
Mesa, Arizona General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 07/01/2018	700	779

CALIFORNIA 14.5%
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,000	1,059
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	250	266
California State William S. Hart Union High School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	100	100
Dublin, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2022	310	155
Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	1,000	485
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2009
0.200% due 07/01/2023	100	100
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	500	502
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	500	431
Napa Valley, California Unified School District General Obligation Notes, Series 2009
5.500% due 08/01/2018	125	144
5.500% due 08/01/2019	150	172
Nevada, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2019	525	571
San Bernardino, California Community College District General Obligation Notes, Series 2009
0.000% due 08/01/2016	320	229
San Joaquin, California Hills Transportation Corridor Agency Revenue Bonds, Series 1993
0.000% due 01/01/2014	300	281
San Rafael, California City High School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2027	325	335
Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	500	197

		5,027

COLORADO 0.9%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	500	296

CONNECTICUT 3.7%
Connecticut State General Obligation Notes, Series 2009
5.000% due 01/01/2015	1,000	1,144
East Lyme, Connecticut General Obligation Notes, Series 2009
4.000% due 07/15/2017	150	156

		1,300

FLORIDA 5.7%
Florida State Board of Education General Obligation Bonds, Series 2008
5.000% due 06/01/2020	500	552
Florida State Board of Education General Obligation Notes, Series 2009
5.000% due 06/01/2018	500	565
5.000% due 06/01/2019	750	847

		1,964

GEORGIA 5.7%
Douglasville, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 02/01/2019	590	666
Georgia State General Obligation Bonds, Series 2007
5.000% due 12/01/2018	150	175
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	1,000	1,148

		1,989

ILLINOIS 3.6%
Chicago, Illinois Board of Education General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 12/01/2019	500	539
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 12/01/2031	500	487
Chicago, Illinois General Obligation Bonds, Series 2008
5.250% due 01/01/2021	100	112
Cook County, Illinois General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2017	100	109

		1,247

LOUISIANA 1.5%
Louisiana State General Obligation Notes, Series 2009
5.000% due 05/01/2018	445	501

MARYLAND 1.7%
Montgomery County, Maryland General Obligation Notes, Series 2009
5.000% due 11/01/2017	500	584

MASSACHUSETTS 4.6%
Malden, Massachusetts General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 10/15/2020	560	624
Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2001
5.500% due 11/01/2019	150	177
Massachusetts State General Obligation Bonds, Series 2002
5.500% due 08/01/2018	250	295
Worcester, Massachusetts General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 11/01/2020	450	491

		1,588

MINNESOTA 1.7%
Minnesota State General Obligation Bonds, Series 2006
5.000% due 11/01/2016	500	582

MISSISSIPPI 3.8%
De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	300	334
Mississippi State General Obligation Bonds, Series 2002
5.500% due 12/01/2018	125	147
Mississippi State General Obligation Bonds, Series 2008
5.000% due 10/01/2021	750	839

		1,320

MONTANA 0.7%
Yellowstone County, Montana Revenue Bonds, Series 2009
5.250% due 09/01/2034	250	255

NEVADA 1.9%
Clark County, Nevada School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 06/15/2021	500	534
Clark County, Nevada School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
5.000% due 06/15/2013	100	111

		645

NEW YORK 3.6%
Monroe County, New York General Obligation Notes, (AGC Insured), Series 2009
4.000% due 06/01/2012	100	105
New York City, New York General Obligation Bonds, Series 2008
5.250% due 09/01/2020	150	166
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	543
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 1995
0.220% due 06/01/2020	100	100
Somers, New York Central School District General Obligation Notes, Series 2009
5.000% due 07/15/2019	300	344

		1,258

OHIO 5.4%
Cincinnati, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2020	150	168
Dayton, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2019	500	551
Mason, Ohio City School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 12/01/2015	500	573
Ohio State General Obligation Bonds, Series 2002
5.500% due 02/01/2020	500	589

		1,881

OREGON 2.3%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018	700	813

PENNSYLVANIA 4.1%
Lancaster County, Pennsylvania General Obligation Bonds, Series 2009
5.000% due 11/01/2019	600	678
Pennsylvania State General Obligation Notes, Series 2009
5.000% due 04/15/2018	650	750

		1,428

SOUTH CAROLINA 4.3%
Charleston County, South Carolina General Obligation Notes, Series 2009
5.500% due 08/01/2019	500	603
Fort Mill, South Carolina School District No. 4 General Obligation Bonds, Series 2009
5.000% due 03/01/2021	780	881

		1,484

TENNESSEE 2.3%
Memphis, Tennessee General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 10/01/2018	700	794

TEXAS 15.6%
Carroll, Texas Independent School District General Obligation Notes, Series 2009
5.250% due 02/15/2019	500	573
Dallas, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 02/15/2014	150	166
Harris County, Texas General Obligation Bonds, Series 2008
5.000% due 10/01/2019	500	581
Harris County, Texas General Obligation Bonds, Series 2009
5.000% due 10/01/2021	1,000	1,141
Houston, Texas Airport Systems General Obligation Bonds, Series 1998
5.500% due 03/01/2017	500	584
Houston, Texas Airport Systems Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2019	350	235
Mesquite, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 08/15/2017	200	226
Pharr San-Juan Alamo, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.500% due 02/01/2019	100	115
Spring Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/01/2038	250	265
Spring Branch, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 02/01/2016	500	571
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021	250	280
Texas State General Obligation Notes, Series 2009
5.000% due 08/01/2015	585	672

		5,409

WASHINGTON 4.3%
Washington State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	400	452
5.000% due 01/01/2021	150	168
5.000% due 08/01/2030	400	429
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	400	446

		1,494

WISCONSIN 1.6%
Milwaukee, Wisconsin General Obligation Bonds, Series 2001
5.000% due 06/15/2019	500	567

Total Municipal Bonds & Notes (Cost $33,823)		34,044

Total Investments 98.2% (Cost $33,823)		$34,044
Other Assets and Liabilities (Net) 1.8%		638

Net Assets 100.0%		$34,682

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
California	$0	$5,027	$0	$5,027
Florida	0	1,964	0	1,964
Georgia	0	1,989	0	1,989
Ohio	0	1,881	0	1,881
Texas	0	5,409	0	5,409
Other Investments+++	0	17,774	0	17,774

Investments, at value	$0	$34,044	$0	$34,044

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

See Accompanying Notes

Schedule of Investments

New York Municipal Bond Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.5%
American International Group, Inc.
4.250% due 05/15/2013	$150	$138
4.700% due 10/01/2010	300	300
5.600% due 10/18/2016	100	83
SLM Corp.
0.512% due 10/25/2011	50	47
4.500% due 07/26/2010	300	299

Total Corporate Bonds & Notes (Cost $781)		867

MUNICIPAL BONDS & NOTES 99.2%
ALABAMA 0.4%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	617

CALIFORNIA 1.5%
California State Imperial Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	399
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	275	228
Hayward, California Unified School District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,000	991
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	842

		2,460

ILLINOIS 0.4%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	576

INDIANA 0.3%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	499

NEW JERSEY 0.4%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	691

NEW YORK 91.5%
Babylon, New York Industrial Development Agency Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,059
Buffalo, New York Fiscal Stability Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,176
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	80
Erie County, New York General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,039
Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,074
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,920	3,892
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,523
Long Island, New York Power Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,048
Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,246
Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,628
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
0.000% due 09/01/2015	500	480
Nassau County, New York General Obligation Notes, Series 2009
4.000% due 06/01/2011	1,000	1,043
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,258
New Rochelle, New York City School District General Obligation Notes, (AGC Insured), Series 2010
5.000% due 12/01/2017 (a)	1,000	1,150
New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
1.166% due 08/01/2016	2,500	2,311
New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2018	500	540
New York City, New York General Obligation Bonds, Series 1993
0.200% due 08/01/2020	700	700
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,868
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,058
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,083
5.000% due 10/01/2019	2,300	2,495
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	542
New York City, New York General Obligation Notes, (NPFGC-IBC Insured), Series 2002
5.750% due 08/01/2011	250	269
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	263
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	583
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	478
5.000% due 01/01/2046	1,500	1,361
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.657% due 03/01/2022	1,400	974
5.000% due 03/01/2031	1,000	967
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
0.667% due 03/01/2023	2,350	1,581
New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	181
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	235	217
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	631
5.500% due 01/01/2016	1,000	1,042
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
0.487% due 03/01/2016	2,425	2,071
New York City, New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	2,814
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	1,000	1,006
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,126
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	519
5.000% due 06/15/2040	2,660	2,720
5.250% due 06/15/2040	1,000	1,065
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	558
5.250% due 02/01/2029	1,500	1,566
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.000% due 01/15/2020	5,000	5,423
New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	651
New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2013	1,000	1,141
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.220% due 04/01/2027	100	100
5.000% due 04/01/2028	2,540	2,710
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034	2,000	2,103
New York State Brooklyn Arena Local Development Corp. Revenue Bonds, Series 2009
6.375% due 07/15/2043	1,000	1,012
New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,062
New York State Dormitory Authority Revenue Bonds, (BHAC-CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,120
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	180	190
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 1999
4.750% due 08/15/2022	500	503
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2030	750	774
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,077
New York State Dormitory Authority Revenue Bonds, Series 1990
0.200% due 07/01/2025	500	500
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	152
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	442
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	767
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,133
5.000% due 07/01/2026	500	474
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,055
5.000% due 02/15/2037	2,500	2,518
New York State Dormitory Authority Revenue Bonds, Series 2008
0.230% due 07/01/2037	600	600
5.000% due 07/01/2029	2,500	2,642
5.000% due 07/01/2038	1,000	1,025
6.125% due 12/01/2029	500	451
6.250% due 12/01/2037	350	312
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,034
5.500% due 05/01/2037	400	401
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	484
New York State Dormitory Authority Revenue Notes, (NPFGC Insured), Series 2002
5.000% due 10/01/2012	500	548
New York State Dormitory Authority Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 07/01/2011	250	264
New York State Dormitory Authority Revenue Notes, (NPFGC-FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,046
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	864
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,854
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,000	1,115
5.000% due 07/01/2015	1,000	1,116
5.000% due 12/15/2016	2,000	2,300
5.000% due 07/01/2017	2,000	2,214
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,099
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	1,013
5.000% due 06/15/2014	400	441
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,126
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,457
New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	1,250	1,277
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,372
New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	551
New York State Housing Finance Agency Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,038
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	362
New York State Metropolitan Transportation Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	203
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2018	1,000	1,157
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,012
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,588
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	450
New York State Port Authority of New York & New Jersey Revenue Bonds, (FSA Insured), Series 2006
4.750% due 12/01/2026	3,000	2,918
New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	544
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,121
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	2,000	2,029
4.750% due 01/01/2030	1,000	1,009
New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	565
New York State Thruway Authority Revenue Notes, (NPFGC Insured), Series 2002
5.250% due 04/01/2011	500	527
New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,047
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	3,610	3,979
5.000% due 11/15/2037	2,000	2,051
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,639
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,230
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	522
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	550	579
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2015	1,000	1,152
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	462
Oneida County, New York Industrial Development Agency, Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,806
Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	565
Rensselaer, New York Municipal Leasing Corp. Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,026
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	399
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,595
Tompkins County, New York Industrial Development Agency Revenue Bonds, Series 2008
0.200% due 07/01/2037	1,000	1,000
0.220% due 07/01/2037	200	200
Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	531
Yonkers, New York Industrial Development Agency Revenue Bonds, Series 2001
5.000% due 06/01/2015	575	593

		146,697

PUERTO RICO 4.1%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
0.263% due 07/01/2019	3,650	2,815
0.283% due 07/01/2020	1,000	748
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	267
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,227
Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,298
Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	211

		6,566

TEXAS 0.4%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	653

VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	253

Total Municipal Bonds & Notes (Cost $155,166)		159,012

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010	117	117

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $120. Repurchase proceeds are $117.)
Total Short-Term Instruments (Cost $117)		117

Total Investments 99.8% (Cost $156,064)		$159,996
Other Assets and Liabilities (Net) 0.2%		310

Net Assets 100.0%		$160,306

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
New York	$0	$146,697	$0	$146,697
Other Investments+++	0	13,299	0	13,299

Investments, at value	$0	$159,996	$0	$159,996

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Financial Derivative Instruments++++	$(2,013)	$0	$0	$0	$2,013	$0	$0	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Real Income 2019 Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 100.2%
Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$99	$101
0.875% due 04/15/2010	118	118
1.250% due 04/15/2014	102	106
1.375% due 07/15/2018	95	96
1.625% due 01/15/2015	123	129
1.625% due 01/15/2018	165	169
1.875% due 07/15/2013	153	161
1.875% due 07/15/2015	133	141
1.875% due 07/15/2019	203	211
2.000% due 04/15/2012	107	111
2.000% due 01/15/2014	105	112
2.000% due 07/15/2014	149	158
2.000% due 01/15/2016	87	92
2.125% due 01/15/2019	132	140
2.375% due 04/15/2011	153	157
2.375% due 01/15/2017	172	185
2.375% due 01/15/2025	12	12
2.375% due 01/15/2027	6	7
2.500% due 07/15/2016	257	280
2.500% due 01/15/2029	50	54
2.625% due 07/15/2017	167	184
3.000% due 07/15/2012	144	155
3.375% due 01/15/2012	97	104
3.500% due 01/15/2011	124	129
4.250% due 01/15/2010	120	120
U.S. Treasury Notes
2.125% due 11/30/2014	130	127
3.250% due 12/31/2016	170	169

Total U.S. Treasury Obligations (Cost $3,520)		3,528

Total Investments 100.2% (Cost $3,520)		$3,528
Other Assets and Liabilities (Net) (0.2%)		(6)

Net Assets 100.0%		$3,522

Notes to Schedule of Investments (amounts in thousands*):

(a) Principal amount of security is adjusted for inflation.

(b) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Treasury Obligations	$0	$3,528	$0	$3,528

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Real Income 2029 Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 102.5%
Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$72	$73
0.875% due 04/15/2010	49	49
1.250% due 04/15/2014	51	53
1.375% due 07/15/2018	15	15
1.625% due 01/15/2015	68	71
1.625% due 01/15/2018	103	106
1.750% due 01/15/2028	155	149
1.875% due 07/15/2013	71	74
1.875% due 07/15/2015	67	70
1.875% due 07/15/2019	30	32
2.000% due 04/15/2012	43	45
2.000% due 01/15/2014	47	49
2.000% due 07/15/2014	46	49
2.000% due 01/15/2016	76	81
2.000% due 01/15/2026	191	192
2.125% due 01/15/2019	111	118
2.375% due 04/15/2011	65	67
2.375% due 01/15/2017	107	116
2.375% due 01/15/2025	241	255
2.375% due 01/15/2027	213	225
2.500% due 07/15/2016	96	105
2.500% due 01/15/2029	181	195
2.625% due 07/15/2017	104	115
3.000% due 07/15/2012	48	52
3.375% due 01/15/2012	49	52
3.500% due 01/15/2011	62	64
3.625% due 04/15/2028	120	149
3.875% due 04/15/2029	184	237
4.250% due 01/15/2010	43	42
U.S. Treasury Notes
2.125% due 11/30/2014	130	127
3.250% due 12/31/2016	170	169

Total U.S. Treasury Obligations (Cost $3,191)		3,196

SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS 4.8%
State Street Bank and Trust Co.
0.005% due 01/04/2010	150	150

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $155. Repurchase proceeds are $150.)
Total Short-Term Instruments (Cost $150)		150

Total Investments 107.3% (Cost $3,341)		$3,346
Other Assets and Liabilities (Net) (7.3%)		(227)

Net Assets 100.0%		$3,119

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal amount of security is adjusted for inflation.

(b) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Treasury Obligations	$0	$3,196	$0	$3,196
Short-Term Instruments	0	150	0	150

Investments, at value	$0	$3,346	$0	$3,346

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Real Return Asset Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.240% due 08/03/2012		$12,219	$11,944

Total Bank Loan Obligations (Cost $11,817)			11,944

CORPORATE BONDS & NOTES 8.7%
BANKING & FINANCE 7.2%
American Express Credit Corp.
5.875% due 05/02/2013		600	644
American Honda Finance Corp.
1.003% due 06/20/2011		29,400	29,415
American International Group, Inc.
0.394% due 10/18/2011		2,000	1,809
4.700% due 10/01/2010		7,000	6,996
5.850% due 01/16/2018		4,300	3,534
8.175% due 05/15/2068		4,500	3,004
8.250% due 08/15/2018		4,300	4,043
ANZ National International Ltd.
0.710% due 08/19/2014		10,000	10,102
6.200% due 07/19/2013		8,600	9,266
Bank of America N.A.
0.799% due 06/23/2010		30,000	30,069
0.872% due 05/12/2010		6,800	6,814
Bank of Scotland PLC
0.317% due 12/08/2010		2,500	2,455
Barclays Bank PLC
6.050% due 12/04/2017		7,800	7,950
7.434% due 09/29/2049		1,200	1,110
Bear Stearns Cos. LLC
0.482% due 08/15/2011		1,900	1,901
Block Financial LLC
7.875% due 01/15/2013		2,500	2,787
Caelus Re Ltd.
6.504% due 06/07/2011		1,000	977
Calabash Re Ltd.
11.344% due 01/08/2010		300	300
Citigroup Funding, Inc.
1.325% due 05/07/2010		4,500	4,511
Citigroup, Inc.
6.125% due 05/15/2018		1,100	1,108
Commonwealth Bank of Australia
0.751% due 06/25/2014		16,100	16,052
Dexia Credit Local
0.899% due 09/23/2011		5,600	5,650
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000	978
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		4,800	4,850
7.800% due 06/01/2012		1,000	1,011
7.875% due 06/15/2010		2,700	2,741
Foundation Re II Ltd.
7.022% due 11/26/2010		2,000	1,982
GMAC LLC
6.875% due 09/15/2011		1,600	1,584
6.875% due 08/28/2012		2,500	2,448
HBOS PLC
6.750% due 05/21/2018		4,000	3,717
ING Bank NV
3.900% due 03/19/2014		2,100	2,164
International Lease Finance Corp.
6.625% due 11/15/2013		2,100	1,692
LeasePlan Corp. NV
3.000% due 05/07/2012		4,500	4,610
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		4,175	835
6.875% due 05/02/2018 (a)		3,600	765
7.500% due 05/11/2038 (a)		10,000	3
Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,300	6,186
Longpoint Re Ltd.
5.504% due 11/08/2011		1,400	1,406
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		5,000	5,119
Merna Reinsurance Ltd.
0.901% due 07/07/2010		4,500	4,414
Metropolitan Life Global Funding I
1.378% due 09/17/2012		26,100	26,244
5.125% due 04/10/2013		2,100	2,226
Morgan Stanley
0.534% due 01/18/2011		10,000	9,955
0.734% due 10/18/2016		700	650
2.372% due 05/14/2010		4,600	4,634
National Australia Bank Ltd.
5.350% due 06/12/2013		7,500	8,079
National Rural Utilities Cooperative Finance Corp.
1.065% due 07/01/2010		37,000	37,133
Pacific Life Global Funding
5.150% due 04/15/2013		1,600	1,673
Pearson Dollar Finance PLC
5.700% due 06/01/2014		2,500	2,642
Pricoa Global Funding I
0.451% due 09/27/2013		9,600	8,993
1.055% due 06/04/2010		29,300	29,319
Residential Reinsurance 2007 Ltd.
6.256% due 06/07/2010		200	202
7.506% due 06/07/2010		300	303
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		4,000	3,601
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		6,400	6,894
Vita Capital Ltd.
1.190% due 01/04/2010		400	400
Vita Capital III Ltd.
1.410% due 01/01/2012		1,600	1,494
Wells Fargo Capital XIII
7.700% due 12/29/2049		2,700	2,633
Westpac Banking Corp.
0.536% due 09/10/2014		3,000	3,009

			347,086

INDUSTRIALS 1.3%
CIGNA Corp.
6.350% due 03/15/2018		3,000	3,025
Gaz Capital S.A.
7.343% due 04/11/2013		800	840
8.146% due 04/11/2018		1,500	1,588
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		25,000	25,278
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,065
5.900% due 12/01/2016		1,000	980
8.875% due 07/15/2015		2,050	2,270
Mohawk Industries, Inc.
6.875% due 01/15/2016		7,000	7,000
Rexam PLC
6.750% due 06/01/2013		2,900	3,083
Ryder System, Inc.
7.200% due 09/01/2015		6,000	6,534
Southwest Airlines Co.
5.125% due 03/01/2017		2,000	1,922
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,109
Tyco Electronics Group S.A.
5.950% due 01/15/2014		6,000	6,282
UnitedHealth Group, Inc.
4.875% due 02/15/2013		300	314

			64,290

UTILITIES 0.2%
Enel Finance International S.A.
5.700% due 01/15/2013		8,400	9,072

Total Corporate Bonds & Notes (Cost $431,637)			420,448

MUNICIPAL BONDS & NOTES 0.5%
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042		20,000	19,334
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	817
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039		2,000	1,927
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	459
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		1,300	1,007
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		1,250	1,250
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,730	1,384

Total Municipal Bonds & Notes (Cost $27,657)			26,178

COMMODITY INDEX-LINKED NOTES 1.0%
Barclays Bank PLC (Pure Beta II Total Return Index)
0.414% due 01/15/2010		29,000	49,241

Total Commodity Index-Linked Notes (Cost $29,000)			49,241

U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
1.828% due 10/01/2044		306	297
1.832% due 09/01/2044		226	222
3.079% due 09/01/2034		1,299	1,321
3.219% due 09/01/2035 (i)		19,780	20,235
3.300% due 01/01/2028		1,534	1,573
4.585% due 12/01/2036		8,180	8,446
5.000% due 02/25/2017 - 04/25/2033		15,350	15,883
5.023% due 04/01/2024		34	34
Freddie Mac
0.511% due 09/25/2031		104	101
0.583% due 12/15/2030		4,596	4,584
0.591% due 10/25/2029		803	764
3.672% due 07/01/2035		915	938
3.774% due 05/01/2035		1,119	1,151
5.000% due 11/15/2017 - 02/15/2020		4,789	4,971
Ginnie Mae
3.625% due 08/20/2023		1,275	1,304
4.125% due 12/20/2023		1,292	1,318
4.375% due 03/20/2026 - 05/20/2028		2,408	2,475
Small Business Administration
5.902% due 02/10/2018		901	986

Total U.S. Government Agencies (Cost $63,914)			66,603

U.S. TREASURY OBLIGATIONS 94.7%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		44,848	45,054
1.750% due 01/15/2028		254,353	244,536
2.000% due 01/15/2026 (i)		685,605	690,265
2.375% due 01/15/2025		989,240	1,046,276
2.375% due 01/15/2027		662,620	698,961
2.500% due 01/15/2029 (i)		292,282	314,226
3.375% due 01/15/2012 (i)		730	782
3.375% due 04/15/2032		48,998	60,727
3.625% due 04/15/2028		723,782	896,416
3.875% due 04/15/2029		432,457	557,836

Total U.S. Treasury Obligations (Cost $4,446,710)			4,555,079

MORTGAGE-BACKED SECURITIES 3.2%
Adjustable Rate Mortgage Trust
5.364% due 11/25/2035		1,160	785
5.401% due 01/25/2036		1,105	919
American Home Mortgage Assets
1.464% due 11/25/2046		13,527	6,357
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		2,500	2,096
5.738% due 05/10/2045		1,530	1,506
5.744% due 02/10/2051		2,500	2,211
Banc of America Funding Corp.
5.746% due 03/20/2036		1,347	911
Banc of America Large Loan, Inc.
0.743% due 08/15/2029		579	511
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		1,019	914
2.530% due 08/25/2035		949	829
2.560% due 08/25/2035		2,565	2,259
2.940% due 03/25/2035		3,381	2,962
3.562% due 01/25/2035		1,196	1,045
4.150% due 11/25/2034		642	605
4.974% due 01/25/2035		551	505
Bear Stearns Alt-A Trust
5.261% due 08/25/2036		2,600	782
5.654% due 11/25/2036		1,419	799
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		26	26
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		640	572
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		1,180	1,047
2.990% due 12/25/2035		212	187
3.438% due 12/25/2035		821	431
4.098% due 08/25/2035		272	222
4.248% due 08/25/2035		1,353	1,207
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		1,400	1,257
Commercial Mortgage Pass-Through Certificates
0.732% due 02/16/2034		9,335	8,162
5.816% due 12/10/2049		340	309
Countrywide Alternative Loan Trust
0.428% due 12/20/2046		4,268	2,092
1.544% due 12/25/2035		1,135	608
5.882% due 02/25/2037		710	486
6.000% due 01/25/2037		1,004	663
Countrywide Home Loan Mortgage Pass-Through Trust
0.571% due 06/25/2035		609	537
3.647% due 04/20/2035		629	593
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		1,500	1,215
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		1,400	1,142
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.311% due 02/25/2037		384	371
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		799	804
GMAC Mortgage Corp. Loan Trust
4.473% due 06/19/2035		1,665	1,271
5.295% due 11/19/2035		978	775
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		414	363
GSR Mortgage Loan Trust
3.336% due 09/25/2035		2,493	2,165
Harborview Mortgage Loan Trust
0.363% due 04/19/2038		3,638	1,900
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		2,780	2,417
5.794% due 02/12/2051		3,500	3,062
JPMorgan Mortgage Trust
4.860% due 04/25/2035		730	680
5.399% due 11/25/2035		1,148	1,000
5.500% due 10/25/2035		895	700
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,290	1,232
5.424% due 02/15/2040		420	349
5.430% due 02/15/2040		700	606
5.866% due 09/15/2045		1,200	1,056
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,377	1,400
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,800	1,416
5.485% due 03/12/2051		1,200	979
5.700% due 09/12/2049		1,100	936
MLCC Mortgage Investors, Inc.
2.887% due 12/25/2034		524	473
4.434% due 04/25/2035		620	528
Morgan Stanley Capital I
5.447% due 02/12/2044		650	571
5.544% due 11/12/2049		1,700	1,265
5.692% due 04/15/2049		1,400	1,183
5.880% due 06/11/2049		2,300	2,056
Prime Mortgage Trust
5.000% due 02/25/2019		345	344
Residential Accredit Loans, Inc.
0.411% due 06/25/2046		393	153
Residential Asset Securitization Trust
0.631% due 01/25/2046		2,763	1,284
0.681% due 12/25/2036		784	378
6.250% due 10/25/2036		1,000	553
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		2,352	2,357
Sovereign Commercial Mortgage Securities Trust
5.787% due 07/22/2030		1,900	1,883
Structured Adjustable Rate Mortgage Loan Trust
5.491% due 07/25/2035		687	541
Structured Asset Mortgage Investments, Inc.
0.421% due 07/25/2046		7,962	3,820
TBW Mortgage-Backed Pass-Through Certificates
0.341% due 01/25/2037		13,042	11,499
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		476	458
0.366% due 06/25/2037		26,531	25,947
Wachovia Mortgage Loan Trust LLC
5.460% due 10/20/2035		843	707
WaMu Mortgage Pass-Through Certificates
0.501% due 12/25/2045		301	205
0.521% due 07/25/2045		90	66
0.551% due 08/25/2045		212	148
1.332% due 02/25/2047		19,098	10,359
1.544% due 08/25/2046		1,439	796
5.387% due 02/25/2037		19,678	13,943

Total Mortgage-Backed Securities (Cost $160,975)			151,751

ASSET-BACKED SECURITIES 6.9%
Aames Mortgage Investment Trust
0.381% due 08/25/2035		108	104
Access Group, Inc.
1.582% due 10/27/2025		27,324	28,125
ACE Securities Corp.
0.281% due 12/25/2036		869	720
0.291% due 10/25/2036		151	92
Asset-Backed Funding Certificates
0.291% due 11/25/2036		301	299
0.291% due 01/25/2037		102	98
Bank of America Auto Trust
1.160% due 02/15/2012		3,400	3,409
Bank One Issuance Trust
0.363% due 03/15/2014		2,000	1,989
Bear Stearns Asset-Backed Securities Trust
1.231% due 10/25/2037		2,524	1,597
Capital Auto Receivables Asset Trust
1.153% due 03/15/2011		158	158
Carrington Mortgage Loan Trust
0.281% due 01/25/2037		124	118
0.331% due 06/25/2037		4,036	3,492
Chase Issuance Trust
0.253% due 03/15/2013		11,800	11,754
0.253% due 10/15/2013		2,000	1,985
0.273% due 10/15/2012		14,900	14,882
0.683% due 09/17/2012		14,800	14,820
1.754% due 09/15/2015		15,000	15,456
Citigroup Mortgage Loan Trust, Inc.
0.291% due 05/25/2037		1,676	1,479
Countrywide Asset-Backed Certificates
0.281% due 03/25/2037		26	26
0.281% due 05/25/2037		2,012	1,969
0.281% due 03/25/2047		31	31
0.281% due 05/25/2047		857	826
0.281% due 06/25/2047		176	169
0.291% due 03/25/2037		1	1
0.301% due 06/25/2047		1,986	1,872
1.131% due 10/25/2047		904	583
Credit-Based Asset Servicing & Securitization LLC
0.291% due 11/25/2036		209	149
First Franklin Mortgage Loan Asset-Backed Certificates
0.301% due 12/25/2037		235	230
Ford Credit Auto Owner Trust
1.133% due 01/15/2011		6,959	6,963
1.653% due 06/15/2012		15,400	15,506
Fremont Home Loan Trust
0.291% due 01/25/2037		910	637
HFC Home Equity Loan Asset-Backed Certificates
1.033% due 11/20/2036		2,386	2,318
MASTR Asset-Backed Securities Trust
0.291% due 11/25/2036		47	46
Morgan Stanley ABS Capital I
0.271% due 10/25/2036		710	689
0.281% due 10/25/2036		206	201
0.331% due 09/25/2036		9,900	8,053
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		1,135	520
Nelnet Student Loan Trust
0.495% due 12/22/2016		18,960	18,883
Option One Mortgage Loan Trust
0.631% due 02/25/2035		1,626	1,258
Popular ABS Mortgage Pass-Through Trust
0.321% due 06/25/2047		887	797
0.661% due 06/25/2035		6,300	3,831
Securitized Asset-Backed Receivables LLC Trust
0.361% due 05/25/2037		6,439	4,508
SLM Student Loan Trust
0.282% due 10/25/2016		10,518	10,505
0.282% due 07/25/2017		2,200	2,179
0.362% due 07/25/2019		6,000	5,936
0.682% due 10/27/2014		40,369	40,398
0.782% due 10/25/2017		11,100	11,060
1.182% due 07/25/2023		10,582	10,844
1.782% due 04/25/2023		39,903	41,530
Soundview Home Equity Loan Trust
0.291% due 11/25/2036		688	369
0.311% due 06/25/2037		558	454
0.341% due 01/25/2037		6,883	5,144
1.031% due 10/25/2037		2,663	2,600
South Carolina Student Loan Corp.
0.756% due 09/02/2014		327	326
0.806% due 03/01/2018		10,600	10,633
1.006% due 03/02/2020		13,500	13,505
1.256% due 09/03/2024		6,800	6,863

Total Asset-Backed Securities (Cost $331,096)			332,989

SOVEREIGN ISSUES 0.3%
Export-Import Bank of Korea
0.504% due 10/04/2011		4,500	4,509
Qatar Government International Bond
5.250% due 01/20/2020		5,800	5,872
6.400% due 01/20/2040		3,200	3,232

Total Sovereign Issues (Cost $13,477)			13,613

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
American International Group, Inc.
5.750% due 03/15/2067	GBP	3,850	3,358
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,405	2,447
EMF-NL
1.540% due 04/17/2041	EUR	4,000	3,430
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	7,300	9,728
Green Valley Ltd.
4.343% due 01/10/2011	EUR	700	973
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		3,028	749
Republic of Germany
3.750% due 01/04/2015		23,600	35,757
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		800	582

Total Foreign Currency-Denominated Issues (Cost $60,046)			57,024

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		1,700	1,561

Total Convertible Preferred Securities (Cost $1,629)			1,561

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.8%
CERTIFICATES OF DEPOSIT 1.9%
Sao Paolo IMI NY
0.897% due 06/09/2010		$35,000	35,000
UBS AG
1.201% due 07/01/2010		56,800	56,795

			91,795

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010		3,102	3,102

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $3,165. Repurchase proceeds are $3,102.)
U.S. CASH MANAGEMENT BILLS 0.1%
0.136% due 04/01/2010 (f)(g)		5,370	5,369

U.S. TREASURY BILLS 0.3%
0.104% due 03/11/2010 -
03/25/2010 (b)(e)(f)		13,490	13,489

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.4%
		6,805,741	68,139

Total Short-Term Instruments (Cost $181,898)			181,894

Total Investments 122.0% (Cost $5,759,856)			$5,868,325
Written Options (k) (0.2%)			(9,800)
(Premiums $8,626)
Other Assets and Liabilities (Net) (21.8%)			(1,048,611)

Net Assets 100.0%			$4,809,914

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $2,800 have been pledged as collateral for foreign currency contracts on December 31, 2009.

(f) Securities with an aggregate market value of $12,409 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(g) Securities with an aggregate market value of $3,650 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(h) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $814,739 at a weighted average interest rate of 0.465%. On December 31, 2009, there were no open reverse repurchase agreements.

(i) Securities with an aggregate market value of $2,555 and cash of $60 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	159	$340
90-Day Eurodollar June Futures	Long	06/2010	1,571	2,354
90-Day Eurodollar March Futures	Long	03/2010	425	718
Euro-Bobl March Futures	Long	03/2010	80	(119)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	102	(267)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	342	652

				$3,678

(j) Swap agreements outstanding on December 31, 2009:

Asset Swaps

Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
U.S. Treasury Inflation Indexed Bonds 0.875% due 04/15/2010	Cash Flow from Underlying Asset	3-Month USD-LIBOR	04/15/2010	BNP	$39,300	$(5,769)	$(5,728)	$(41)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Block Financial LLC	DUB	(1.050%)	03/20/2013	0.398%	$2,500	$(52)	$0	$(52)
CIGNA Corp.	GSC	(1.270%)	03/20/2018	1.224%	3,000	(11)	0	(11)
DISH DBS Corp.	BCLY	(3.100%)	12/20/2011	1.107%	1,000	(40)	0	(40)
DISH DBS Corp.	GSC	(3.200%)	12/20/2011	1.107%	1,000	(42)	0	(42)
Everest Reinsurance Holdings, Inc.	BCLY	(0.535%)	12/20/2014	0.787%	1,000	11	0	11
International Lease Finance Corp.	DUB	(1.600%)	12/20/2013	8.976%	2,100	442	0	442
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	1.391%	2,000	(66)	0	(66)
Macy’s Retail Holdings, Inc.	DUB	(6.950%)	09/20/2015	1.808%	2,050	(537)	0	(537)
Macy’s Retail Holdings, Inc.	RBS	(2.111%)	12/20/2016	1.954%	1,000	(10)	0	(10)
Marsh & McLennan Cos., Inc.	DUB	(0.670%)	09/20/2014	0.635%	5,000	(9)	0	(9)
Mohawk Industries, Inc.	UBS	(1.550%)	03/20/2016	2.063%	7,000	187	0	187
Pearson Dollar Finance PLC	MSC	(0.750%)	06/20/2014	0.454%	2,500	(32)	0	(32)
Rexam PLC	BCLY	(1.450%)	06/20/2013	1.011%	2,900	(44)	0	(44)
Ryder System, Inc.	BOA	(1.730%)	09/20/2015	0.962%	6,000	(244)	0	(244)
Southwest Airlines Co.	BOA	(1.320%)	03/20/2017	1.303%	2,000	(3)	0	(3)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%)	03/20/2013	1.117%	3,000	(120)	0	(120)
Tyco Electronics Group S.A.	BOA	(1.100%)	03/20/2014	0.529%	6,000	(140)	0	(140)

						$(710)	$0	$(710)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
GMAC, Inc.	GSC	3.400%	06/20/2011	3.677%	$1,900	$(5)	$0	$(5)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	BOA	(5.000%)	06/20/2014	$5,640	$(50)	$271	$(321)
CDX.HY-12 5-Year Index	DUB	(5.000%)	06/20/2014	25,850	(228)	1,245	(1,473)
CDX.HY-12 5-Year Index	MSC	(5.000%)	06/20/2014	6,674	(59)	359	(418)
CDX.HY-12 5-Year Index	UBS	(5.000%)	06/20/2014	34,686	(306)	2,103	(2,409)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	198	(2)	7	(9)

					$(645)	$3,985	$(4,630)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,800	$205	$0	$205
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		3,700	204	(10)	214
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		5,500	322	7	315
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		3,400	169	0	169
Pay	1-Month EUR-FRCPXTOB Index	2.261%	07/14/2011	JPM		100	7	0	7
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		7,600	366	0	366
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		32,400	1,727	0	1,727
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		6,000	(150)	0	(150)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	9,400	(253)	(68)	(185)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		35,500	(598)	(7)	(591)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		31,100	(463)	(271)	(192)
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		38,100	204	220	(16)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		3,700	64	(11)	75
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	52	8	44
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		10,100	440	47	393
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	16,700	932	(176)	1,108
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		43,700	(268)	26	(294)

							$2,960	$(235)	$3,195

(k) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$48,900	$440	$16
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	48,900	264	807
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	27,800	398	51
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	27,800	210	527
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	14,400	26	15
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	14,400	114	158
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	11,600	251	220
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	66,600	380	121
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	38,300	338	726
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	42,100	168	202
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	39,700	254	72
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	42,900	446	813
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	58,700	611	107
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	58,700	585	1,113
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	15,000	162	39
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.500%	02/17/2010	121,700	645	1,817
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	11,700	169	129
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	10,000	322	71
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	40,600	343	770
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	40,000	228	4
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	46,500	465	15
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	44,300	211	731
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	27,100	225	27
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	27,100	117	298
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	9,300	61	51
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	23,200	290	42
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	29,400	309	557
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	500	4	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	30,000	482	212
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	15,900	108	87

							$8,626	$9,800

(l) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	237	01/2010	RBS	$0	$(7)	$(7)
Sell	CHF	1,305	03/2010	CITI	0	(5)	(5)
Buy	CNY	14,442	03/2010	BCLY	0	(15)	(15)
Sell		7,558	03/2010	BCLY	6	0	6
Buy		7,753	03/2010	BOA	0	(6)	(6)
Buy		6,377	03/2010	CITI	0	(9)	(9)
Sell		12,254	03/2010	CITI	9	0	9
Buy		29,025	03/2010	DUB	0	(45)	(45)
Sell		31,493	03/2010	DUB	22	0	22
Buy		6,136	03/2010	HSBC	0	(7)	(7)
Buy		57	03/2010	JPM	0	0	0
Sell		12,484	03/2010	MSC	9	0	9
Buy		42,278	06/2010	BCLY	0	(7)	(7)
Buy		17,708	06/2010	CITI	1	0	1
Buy		7,611	06/2010	DUB	0	(3)	(3)
Buy		55,036	06/2010	HSBC	0	(11)	(11)
Buy		7,390	11/2010	BCLY	0	(10)	(10)
Buy		11,980	11/2010	CITI	0	(17)	(17)
Buy		30,901	11/2010	DUB	0	(49)	(49)
Buy		12,175	11/2010	MSC	0	(22)	(22)
Sell	EUR	3,000	01/2010	CITI	0	(20)	(20)
Sell		17,400	01/2010	GSC	0	(52)	(52)
Sell		4,904	01/2010	RBC	0	(22)	(22)
Sell		2,300	02/2010	RBS	116	0	116
Sell		5,995	03/2010	GSC	115	0	115
Buy	GBP	1,523	01/2010	CITI	0	(73)	(73)
Buy		815	01/2010	GSC	7	0	7
Sell		6,355	01/2010	RBS	125	0	125
Sell	JPY	5,546,199	01/2010	BNP	2,238	0	2,238
Buy		4,933,423	01/2010	CSFB	0	(2,918)	(2,918)
Buy		622,250	01/2010	RBS	0	(245)	(245)
Buy	KRW	16,829,001	02/2010	CITI	345	0	345
Buy		10,439,055	02/2010	DUB	154	0	154
Buy		5,895,450	02/2010	JPM	107	0	107
Buy		418,000	07/2010	BCLY	3	0	3
Buy		5,399,672	07/2010	DUB	100	0	100
Buy		6,172,400	07/2010	JPM	57	0	57
Buy		688,704	07/2010	MSC	4	0	4
Buy		1,648,489	08/2010	MSC	3	0	3
Buy		741,340	11/2010	BCLY	0	(4)	(4)
Buy		405,254	11/2010	CITI	0	(3)	(3)
Buy	MXN	77,260	04/2010	JPM	0	(70)	(70)
Buy		465,883	04/2010	RBC	763	0	763
Sell	MYR	36	02/2010	BCLY	0	0	0
Sell		4	02/2010	CITI	0	0	0
Sell		53	02/2010	DUB	0	0	0
Sell		17	02/2010	JPM	0	0	0
Sell		11	06/2010	MSC	0	0	0
Buy	SGD	11,268	02/2010	HSBC	0	(83)	(83)
Buy		32,231	02/2010	MSC	0	(168)	(168)

					$4,184	$(3,871)	$313

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$414,262	$6,186	$420,448
U.S. Treasury Obligations	0	4,555,079	0	4,555,079
Asset-Backed Securities	0	332,989	0	332,989
Other Investments+++	69,700	478,516	11,593	559,809

Investments, at value	$69,700	$5,780,846	$17,779	$5,868,325
Financial Derivative Instruments++++	$3,678	$(11,637)	$(41)	$(8,000)

Total	$73,378	$5,769,209	$17,738	$5,860,325

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$6,300	$0	$0	$(114)	$0	$6,186	$(114)
Other Investments+++	26,305	(36,301)	31	14,802	(1,657)	8,413	11,593	(181)

Investments, at value	$26,305	$(30,001)	$31	$14,802	$(1,771)	$8,413	$17,779	$(295)
Financial Derivative Instruments++++	$2,612	$0	$0	$0	$201	$(2,854)	$(41)	$201

Total	$28,917	$(30,001)	$31	$14,802	$(1,570)	$5,559	$17,738	$(94)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Real Return Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.240% due 08/03/2012		$42,691	$41,730
Ford Motor Co.
3.240% due 12/15/2013		280	260
3.290% due 12/15/2013		4,552	4,230

Total Bank Loan Obligations (Cost $46,121)			46,220

CORPORATE BONDS & NOTES 11.8%
BANKING & FINANCE 9.8%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		16,000	17,093
Allstate Life Global Funding Trusts CPI Linked Bond
2.850% due 03/01/2010		9,708	9,711
American Express Bank FSB
5.500% due 04/16/2013		3,700	3,947
American Express Centurion Bank
5.200% due 11/26/2010		22,400	23,180
American Express Credit Corp.
5.875% due 05/02/2013		2,474	2,657
American General Finance Corp.
6.900% due 12/15/2017		5,000	3,477
American Honda Finance Corp.
1.003% due 06/20/2011		142,500	142,573
American International Group, Inc.
0.321% due 01/29/2010		6,300	6,296
0.394% due 10/18/2011		7,100	6,422
4.950% due 03/20/2012		400	392
5.450% due 05/18/2017		600	486
5.850% due 01/16/2018		14,400	11,834
8.175% due 05/15/2068		26,700	17,822
8.250% due 08/15/2018		23,100	21,720
ANZ National International Ltd.
0.710% due 08/19/2014		35,000	35,358
6.200% due 07/19/2013		33,900	36,524
Australia & New Zealand Banking Group Ltd.
0.534% due 06/18/2012		23,500	23,337
3.200% due 12/15/2011		12,000	12,362
Bank of America Corp.
5.375% due 06/15/2014		1,000	1,037
7.375% due 05/15/2014		13,000	14,765
Bank of America N.A.
0.799% due 06/23/2010		8,600	8,620
Barclays Bank PLC
6.050% due 12/04/2017		19,600	19,978
7.434% due 09/29/2049		8,700	8,048
10.179% due 06/12/2021		7,120	9,206
Bear Stearns Cos. LLC
0.482% due 08/15/2011		5,000	5,004
BNP Paribas
0.705% due 06/04/2010		2,600	2,605
Brookfield Asset Management, Inc.
5.800% due 04/25/2017		7,500	6,844
Caelus Re Ltd.
6.504% due 06/07/2011		3,900	3,811
Calabash Re Ltd.
8.844% due 01/08/2010		4,900	4,900
11.344% due 01/08/2010		2,500	2,500
Caterpillar Financial Services Corp.
0.776% due 06/25/2010		135,000	135,280
1.001% due 06/24/2011		400	403
Citigroup Capital XXI
8.300% due 12/21/2077		6,200	5,998
Citigroup Funding, Inc.
1.325% due 05/07/2010		58,800	58,940
Citigroup, Inc.
0.361% due 05/18/2011		1,200	1,180
0.421% due 05/18/2010		3,900	3,896
5.500% due 04/11/2013		23,400	24,278
6.500% due 08/19/2013		10,000	10,661
Commonwealth Bank of Australia
0.533% due 09/17/2014		66,900	66,783
0.636% due 12/10/2012		2,000	1,990
0.751% due 06/25/2014		62,000	61,814
Countrywide Financial Corp.
5.800% due 06/07/2012		10,300	10,940
Danske Bank A/S
5.914% due 12/29/2049		7,000	5,452
Dexia Credit Local
0.899% due 09/23/2011		21,500	21,693
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		3,500	3,532
7.800% due 06/01/2012		14,840	15,008
8.000% due 12/15/2016		2,750	2,757
Foundation Re II Ltd.
7.022% due 11/26/2010		10,300	10,209
General Electric Capital Corp.
0.253% due 12/21/2012		4,100	4,105
0.601% due 09/28/2011		7,775	7,736
Goldman Sachs Group, Inc.
0.551% due 06/28/2010		500	501
0.701% due 03/22/2016		1,000	922
HBOS PLC
6.750% due 05/21/2018		34,800	32,341
HCP, Inc.
6.300% due 09/15/2016		2,000	1,955
6.700% due 01/30/2018		5,000	4,858
HSBC Finance Corp.
0.524% due 05/10/2010		2,400	2,399
ING Bank NV
3.900% due 03/19/2014		7,200	7,418
International Lease Finance Corp.
4.875% due 09/01/2010		850	817
6.625% due 11/15/2013		10,500	8,459
John Deere Capital Corp.
1.006% due 06/10/2011		4,000	4,039
JPMorgan Chase & Co.
0.331% due 06/25/2010		500	500
JPMorgan Chase & Co. CPI Linked Bond
1.714% due 02/15/2012		4,000	3,867
Kamp Re 2005 Ltd.
0.334% due 12/14/2010 (a)		1,472	278
LeasePlan Corp. NV
3.000% due 05/07/2012		17,440	17,867
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		10,200	2,040
6.200% due 09/26/2014 (a)		3,900	780
6.875% due 05/02/2018 (a)		32,405	6,886
7.000% due 09/27/2027 (a)		4,500	900
7.500% due 05/11/2038 (a)		5,000	2
Lloyds TSB Bank PLC
12.000% due 12/29/2049		22,500	22,092
Longpoint Re Ltd.
5.504% due 11/08/2011		11,200	11,245
Macquarie Bank Ltd.
3.300% due 07/17/2014		21,700	21,774
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,500	2,611
Merna Reinsurance Ltd.
0.901% due 07/07/2010		29,100	28,547
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		3,000	3,159
Metropolitan Life Global Funding I
0.312% due 05/17/2010		1,700	1,698
1.001% due 06/25/2010		127,500	127,677
2.157% due 06/10/2011		2,000	2,041
5.125% due 04/10/2013		14,800	15,691
Morgan Stanley
0.345% due 05/07/2010		10,000	9,996
0.534% due 01/18/2011		17,600	17,521
0.764% due 10/15/2015		500	470
2.372% due 05/14/2010		27,500	27,700
6.750% due 04/15/2011		7,000	7,419
National Australia Bank Ltd.
0.725% due 02/08/2010		1,900	1,900
Osiris Capital PLC
5.284% due 01/15/2010		1,700	1,700
Pacific Life Global Funding
5.150% due 04/15/2013		11,100	11,607
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		3,000	3,152
6.250% due 05/06/2018		19,200	20,192
Pricoa Global Funding I
1.055% due 06/04/2010		101,500	101,566
Prudential Financial, Inc.
0.660% due 06/10/2013		32,500	30,698
Residential Reinsurance 2007 Ltd.
7.506% due 06/07/2010		5,900	5,969
10.506% due 06/07/2010		20,000	20,529
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		6,200	5,673
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		9,900	8,911
SLM Corp.
0.442% due 07/26/2010		300	294
SLM Corp. CPI Linked Bond
0.000% due 06/15/2010		472	471
0.764% due 02/01/2014		1,000	784
Svenska Handelsbanken AB
1.254% due 09/14/2012		25,000	24,890
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		3,300	3,555
8.700% due 08/07/2018		22,200	25,479
Vita Capital Ltd.
1.190% due 01/04/2010		3,500	3,500
1.690% due 01/01/2010		5,000	5,000
Vita Capital III Ltd.
1.410% due 01/01/2012		7,900	7,378
Wells Fargo & Co.
0.481% due 10/28/2015		1,200	1,114
7.980% due 03/29/2049		6,300	6,347
Wells Fargo Capital X
5.950% due 12/15/2086		15,000	13,125
Wells Fargo Capital XIII
7.700% due 12/29/2049		16,400	15,990
Westpac Banking Corp.
0.536% due 09/10/2014		10,400	10,430
2.700% due 12/09/2014		6,700	6,543

			1,648,431

INDUSTRIALS 1.8%
AutoZone, Inc.
6.500% due 01/15/2014		5,000	5,516
Cardinal Health, Inc.
6.000% due 06/15/2017		6,195	6,318
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,733
Con-way, Inc.
7.250% due 01/15/2018		10,000	10,112
CSX Corp.
6.250% due 03/15/2018		5,000	5,393
Dow Chemical Co.
2.525% due 08/08/2011		30,400	30,951
Erac USA Finance Co.
6.375% due 10/15/2017		5,000	5,058
Gaz Capital S.A.
7.343% due 04/11/2013		5,800	6,090
8.146% due 04/11/2018		7,900	8,364
General Mills, Inc.
0.413% due 01/22/2010		600	600
Jones Apparel Group, Inc.
5.125% due 11/15/2014		10,000	9,725
Ltd Brands, Inc.
6.900% due 07/15/2017		3,200	3,212
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		3,000	3,079
5.875% due 01/15/2013		2,000	2,065
7.450% due 07/15/2017		3,000	3,120
8.875% due 07/15/2015		13,000	14,398
Marriott International, Inc.
5.810% due 11/10/2015		5,000	4,876
Masco Corp.
5.850% due 03/15/2017		8,000	7,454
5.875% due 07/15/2012		3,000	3,066
Mattel, Inc.
5.625% due 03/15/2013		20,000	21,144
Motorola, Inc.
6.000% due 11/15/2017		4,000	3,876
New York Times Co.
5.000% due 03/15/2015		5,000	4,491
Office Depot, Inc.
6.250% due 08/15/2013		10,000	9,125
Rexam PLC
6.750% due 06/01/2013		13,600	14,459
Reynolds American, Inc.
0.954% due 06/15/2011		1,500	1,487
7.250% due 06/01/2012		15,000	16,499
7.250% due 06/01/2013		10,000	10,918
Rohm and Haas Co.
5.600% due 03/15/2013		7,000	7,393
RPM International, Inc.
6.500% due 02/15/2018		8,550	8,757
RR Donnelley & Sons Co.
4.950% due 04/01/2014		10,000	10,012
11.250% due 02/01/2019		5,500	6,874
Ryder System, Inc.
6.000% due 03/01/2013		1,100	1,157
7.200% due 09/01/2015		9,000	9,801
Sealed Air Corp.
5.625% due 07/15/2013		10,000	10,582
Spectra Energy Capital LLC
5.668% due 08/15/2014		10,000	10,835
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,109
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,631
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	5,980
Tyco Electronics Group S.A.
6.550% due 10/01/2017		4,000	4,142
Tyson Foods, Inc.
8.250% due 10/01/2011		10,000	10,750
UnitedHealth Group, Inc.
4.875% due 02/15/2013		2,300	2,408

			309,560

UTILITIES 0.2%
CenturyTel, Inc.
6.000% due 04/01/2017		10,803	11,109
Enel Finance International S.A.
5.700% due 01/15/2013		12,100	13,068
Public Service Electric & Gas Co.
1.129% due 03/12/2010		1,000	1,002
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,450	2,499
Qwest Corp.
8.875% due 03/15/2012		300	324
Sempra Energy
6.150% due 06/15/2018		4,500	4,783
Vodafone Group PLC
0.536% due 02/27/2012		2,000	1,994

			34,779

Total Corporate Bonds & Notes (Cost $2,012,244)			1,992,770

MUNICIPAL BONDS & NOTES 0.5%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		2,630	2,635
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2036		2,800	2,792
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024		6,770	6,793
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		4,100	3,086
5.125% due 06/01/2047		700	474
5.750% due 06/01/2047		6,400	4,754
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039		13,000	13,299
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039		6,700	6,456
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028		1,700	1,601
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039		12,000	11,648
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034		200	161
5.875% due 06/01/2047		10,200	7,681
6.000% due 06/01/2042		8,900	6,891
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		31,600	1,787
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		1,925	1,948
6.125% due 06/01/2032		740	692
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,219
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		360	362
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		13,150	10,520
Will County, Illinois Community Unit School District No. 201-Crete-Monee General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 11/01/2022		9,990	5,103

Total Municipal Bonds & Notes (Cost $97,450)			90,902

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
0.291% due 07/25/2037		5,599	5,056
0.361% due 03/25/2036		2,396	2,027
0.371% due 04/25/2035		97	92
0.431% due 10/27/2037		13,500	12,825
0.581% due 07/25/2021 - 05/25/2042		224	222
1.542% due 04/01/2032		135	139
1.828% due 10/01/2044		2,291	2,226
1.832% due 06/01/2043 - 09/01/2044		2,335	2,298
2.159% due 04/01/2027		120	122
2.696% due 08/01/2035		180	183
2.891% due 07/01/2035		317	323
2.949% due 06/01/2033		240	248
2.990% due 10/01/2031		339	348
3.384% due 04/01/2033		918	953
3.855% due 05/25/2035		121	120
4.046% due 11/01/2033		58	58
4.134% due 10/01/2033		11	11
4.226% due 04/01/2035		575	597
4.237% due 02/01/2034		51	51
4.389% due 01/01/2035		41	42
4.400% due 02/01/2032		7	8
4.585% due 12/01/2036		339	350
4.714% due 05/01/2035		897	930
4.724% due 09/01/2034		326	337
5.000% due 06/25/2027		2,172	2,212
5.054% due 09/01/2034		193	202
5.472% due 05/01/2036		331	348
5.950% due 02/25/2044		31	33
6.500% due 06/25/2028		98	95
Federal Housing Administration
7.430% due 12/01/2020		63	63
Freddie Mac
0.383% due 07/15/2019 - 10/15/2020		544	537
0.463% due 02/15/2019		464	464
0.491% due 08/25/2031		545	494
0.503% due 01/15/2037		296	293
0.511% due 09/25/2031		1,293	1,249
0.583% due 12/15/2030		3,495	3,486
1.832% due 10/25/2044 - 02/25/2045		6,775	6,464
2.032% due 07/25/2044		521	497
3.490% due 03/01/2034		1,785	1,832
3.602% due 01/01/2034		983	1,011
3.751% due 06/01/2033		676	696
3.912% due 01/01/2034		542	555
4.500% due 07/15/2020		2,000	2,056
5.250% due 08/15/2011		1,340	1,382
5.500% due 05/15/2016		2,222	2,246
6.500% due 01/25/2028		51	55
6.608% due 09/01/2036		772	818
6.611% due 10/01/2036		927	975
6.703% due 07/01/2036		757	803
7.000% due 10/15/2030		199	219
Ginnie Mae
0.632% due 06/16/2031 - 03/16/2032		120	119
3.625% due 07/20/2035		78	79
3.750% due 12/20/2035		1,575	1,620
Small Business Administration
5.490% due 03/01/2028		7,292	7,736
5.902% due 02/10/2018		5,498	6,017

Total U.S. Government Agencies (Cost $74,037)			74,222

U.S. TREASURY OBLIGATIONS 80.6%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013		160,054	162,955
1.250% due 04/15/2014		297,875	308,231
1.375% due 07/15/2018		81,579	81,872
1.625% due 01/15/2015		217,693	226,673
1.750% due 01/15/2028		66,032	63,483
1.875% due 07/15/2013 (i)		939,066	990,202
1.875% due 07/15/2015		706,464	745,265
1.875% due 07/15/2019		184,518	191,812
2.000% due 04/15/2012		463,223	484,647
2.000% due 01/15/2014 (i)		1,058,127	1,120,292
2.000% due 07/15/2014		482,455	511,704
2.000% due 01/15/2016		526,534	556,686
2.000% due 01/15/2026		655,457	659,912
2.125% due 01/15/2019		222,921	236,750
2.375% due 04/15/2011 (i)		134,732	138,879
2.375% due 01/15/2017		87,725	94,859
2.375% due 01/15/2025 (h)		1,184,930	1,253,248
2.375% due 01/15/2027		306,444	323,250
2.500% due 07/15/2016		557,859	608,197
2.500% due 01/15/2029		548,012	589,155
2.625% due 07/15/2017		616,130	678,369
3.000% due 07/15/2012		742,900	799,662
3.375% due 01/15/2012		68,480	73,327
3.375% due 04/15/2032 (i)		61,165	75,807
3.500% due 01/15/2011 (f)(i)		42,704	44,349
3.625% due 04/15/2028		1,018,966	1,262,006
3.875% due 04/15/2029		999,093	1,288,752
U.S. Treasury Notes
3.250% due 12/31/2016		45,000	44,635

Total U.S. Treasury Obligations (Cost $13,162,423)			13,614,979

MORTGAGE-BACKED SECURITIES 2.8%
1211 Finance Corp.
7.745% due 04/11/2035		10,350	10,548
American Home Mortgage Assets
0.421% due 05/25/2046		1,375	718
0.421% due 09/25/2046		1,128	546
0.441% due 10/25/2046		20,400	10,380
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		10,000	8,384
5.738% due 05/10/2045		12,525	12,332
5.744% due 02/10/2051		10,000	8,844
Banc of America Funding Corp.
4.531% due 02/20/2036		31,465	27,191
5.753% due 10/25/2036		895	529
5.837% due 01/25/2037		700	363
5.888% due 04/25/2037		500	310
6.086% due 01/20/2047		1,217	860
Banc of America Large Loan, Inc.
0.743% due 08/15/2029		771	682
BCAP LLC Trust
0.401% due 01/25/2037		14,914	7,126
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		6,239	5,593
2.530% due 08/25/2035		5,766	5,035
2.560% due 08/25/2035		8,655	7,622
2.940% due 03/25/2035		19,754	17,307
3.228% due 11/25/2030		166	155
3.562% due 01/25/2035		5,351	4,674
3.708% due 01/25/2034		996	940
3.770% due 01/25/2034		2,264	2,008
4.371% due 02/25/2034		306	259
5.436% due 05/25/2047		5,389	3,819
5.727% due 02/25/2036		1,008	642
Bear Stearns Alt-A Trust
4.073% due 08/25/2036		968	381
5.261% due 08/25/2036		900	271
5.310% due 05/25/2035		183	129
5.378% due 09/25/2035		265	178
5.654% due 11/25/2036		2,903	1,635
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		1	1
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		188	182
Chase Mortgage Finance Corp.
3.899% due 02/25/2037		461	426
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		3,116	2,787
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		6,684	5,930
2.990% due 12/25/2035		1,695	1,499
4.098% due 08/25/2035		2,447	2,001
4.248% due 08/25/2035		6,929	6,178
4.557% due 03/25/2034		801	760
5.671% due 07/25/2046		4,906	3,203
5.978% due 09/25/2037		2,889	2,026
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		5,900	5,296
Countrywide Alternative Loan Trust
0.401% due 01/25/2037		1,500	744
0.413% due 02/20/2047		216	101
0.428% due 12/20/2046		13,194	6,467
0.443% due 07/20/2046		17,595	7,668
1.544% due 12/25/2035		4,803	2,572
5.882% due 02/25/2037		14,338	9,824
6.000% due 01/25/2037		8,031	5,304
6.000% due 02/25/2037		295	236
Countrywide Home Loan Mortgage Pass-Through Trust
0.571% due 06/25/2035		9,136	8,051
5.230% due 01/20/2035		639	567
5.328% due 02/25/2047		1,121	545
5.530% due 04/20/2036		1,093	593
5.533% due 02/20/2036		605	389
5.542% due 03/25/2037		1,093	619
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		800	383
CS First Boston Mortgage Securities Corp.
3.686% due 04/25/2034		614	540
4.938% due 12/15/2040		41	41
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		498	280
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.505% due 10/25/2035		776	534
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		923	723
First Horizon Asset Securities, Inc.
5.377% due 08/25/2035		486	420
First Republic Mortgage Loan Trust
0.533% due 08/15/2032		118	92
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035		8,470	8,661
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		1,998	2,009
4.970% due 08/11/2036		1,795	1,860
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045		600	583
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		32	29
0.311% due 01/25/2047		381	331
0.501% due 11/25/2045		20	11
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		1,200	1,063
GS Mortgage Securities Corp. II
6.624% due 05/03/2018		300	318
GSR Mortgage Loan Trust
3.336% due 09/25/2035		24,781	21,516
Harborview Mortgage Loan Trust
0.423% due 07/21/2036		2,821	1,446
0.473% due 03/19/2036		2,359	1,279
0.573% due 06/20/2035		869	588
3.507% due 04/19/2034		612	531
Homebanc Mortgage Trust
5.858% due 04/25/2037		1,600	804
Impac CMB Trust
1.131% due 10/25/2033		1,321	1,082
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		278	154
Indymac INDA Mortgage Loan Trust
5.864% due 08/25/2036		1,500	929
Indymac INDB Mortgage Loan Trust
0.531% due 11/25/2035		565	229
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		17	16
0.431% due 06/25/2047		5,699	2,900
0.531% due 06/25/2037		1,035	393
2.965% due 12/25/2034		344	238
5.000% due 08/25/2035		1,368	927
5.253% due 01/25/2036		710	516
5.263% due 09/25/2035		739	431
5.323% due 10/25/2035		622	457
5.691% due 06/25/2036		1,100	723
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		13,300	11,565
5.746% due 02/12/2049		13,000	11,406
5.794% due 02/12/2051		1,210	1,058
JPMorgan Mortgage Trust
4.824% due 12/25/2034		212	210
4.860% due 04/25/2035		487	453
5.022% due 02/25/2035		432	397
5.363% due 08/25/2035		1,400	1,118
5.500% due 10/25/2035		497	389
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		9,400	8,978
5.424% due 02/15/2040		5,400	4,485
5.866% due 09/15/2045		14,000	12,322
Luminent Mortgage Trust
0.411% due 12/25/2036		3,815	1,811
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046		5,061	2,298
3.065% due 12/25/2033		1,129	937
3.615% due 12/25/2033		281	251
MASTR Alternative Loans Trust
0.631% due 03/25/2036		1,968	951
Mellon Residential Funding Corp.
0.583% due 11/15/2031		721	681
0.663% due 08/15/2032		524	476
0.673% due 12/15/2030		1,058	953
0.719% due 06/15/2030		541	456
2.609% due 10/20/2029		235	222
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,937	2,500
Merrill Lynch Floating Trust
0.303% due 06/15/2022		1,994	1,803
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		659	452
Merrill Lynch Mortgage Trust
5.656% due 05/12/2039		15,125	14,809
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		2,859	1,803
0.989% due 11/25/2029		130	101
1.046% due 03/25/2030		196	136
1.231% due 10/25/2035		426	349
4.250% due 10/25/2035		7,061	6,133
Morgan Stanley Capital I
5.880% due 06/11/2049		2,090	1,868
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		600	295
Nomura Asset Acceptance Corp.
5.514% due 02/25/2036		628	310
5.820% due 03/25/2047		1,200	947
6.138% due 03/25/2047		1,100	878
Provident Funding Mortgage Loan Trust
3.110% due 08/25/2033		205	188
3.195% due 04/25/2034		140	130
Residential Accredit Loans, Inc.
0.411% due 06/25/2046		22,254	8,673
0.511% due 12/25/2045		3,471	1,825
1.904% due 09/25/2045		369	182
5.660% due 09/25/2035		1,057	680
Residential Asset Securitization Trust
0.631% due 01/25/2046		197	92
0.681% due 12/25/2036		2,822	1,360
5.500% due 06/25/2033		1,345	1,342
6.250% due 10/25/2036		4,000	2,211
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033		3,229	3,282
Sequoia Mortgage Trust
0.583% due 10/19/2026		31	23
0.613% due 10/20/2027		339	280
0.633% due 10/20/2027		441	378
0.683% due 12/20/2032		476	407
Structured Adjustable Rate Mortgage Loan Trust
1.881% due 01/25/2035		15	7
5.243% due 05/25/2036		1,500	953
5.245% due 08/25/2035		422	293
5.380% due 11/25/2035		695	457
5.397% due 09/25/2036		1,500	745
6.000% due 10/25/2037		1,014	514
Structured Asset Mortgage Investments, Inc.
0.301% due 08/25/2036		10	10
0.331% due 09/25/2047		563	532
0.361% due 03/25/2037		454	210
0.421% due 07/25/2046		12,130	5,821
0.441% due 04/25/2036		2,604	1,495
0.441% due 05/25/2046		9,171	4,340
0.483% due 07/19/2035		1,266	928
0.541% due 12/25/2035		806	435
0.583% due 03/19/2034		853	726
0.893% due 09/19/2032		794	664
0.893% due 10/19/2034		14	11
5.450% due 08/25/2036		12,901	6,129
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		1,294	686
Thornburg Mortgage Securities Trust
0.331% due 03/25/2037		663	643
0.341% due 11/25/2046		333	321
0.351% due 10/25/2046		53	52
Wachovia Bank Commercial Mortgage Trust
0.313% due 06/15/2020		10,984	9,200
0.323% due 09/15/2021		2,656	2,266
5.418% due 01/15/2045		510	489
5.617% due 05/15/2046		2,700	2,611
WaMu Mortgage Pass-Through Certificates
0.491% due 11/25/2045		9,274	6,653
0.521% due 07/25/2045		90	66
0.521% due 10/25/2045		154	110
0.571% due 01/25/2045		3,792	2,352
0.650% due 10/25/2044		1,289	796
0.771% due 12/25/2027		592	446
1.332% due 03/25/2047		16,434	8,925
1.364% due 12/25/2046		7,346	4,122
1.744% due 11/25/2042		4	3
1.944% due 06/25/2042		484	350
2.509% due 02/27/2034		2,628	2,129
2.772% due 07/25/2046		59	38
3.640% due 03/25/2033		134	123
3.668% due 03/25/2034		475	432
4.585% due 04/25/2035		726	724
4.610% due 03/25/2035		570	487
4.906% due 08/25/2035		4,299	4,183
5.087% due 12/25/2035		1,263	1,155
5.280% due 01/25/2037		5,296	3,894
5.458% due 04/25/2037		3,703	2,543
5.563% due 12/25/2036		3,364	2,393
5.635% due 05/25/2037		8,482	5,535
5.673% due 02/25/2037		9,888	6,304
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.514% due 05/25/2046		3,764	1,852

Total Mortgage-Backed Securities (Cost $521,996)			477,474

ASSET-BACKED SECURITIES 3.5%
American Express Credit Account Master Trust
1.183% due 08/15/2012		11,600	11,603
Asset-Backed Funding Certificates
0.581% due 06/25/2034		1,967	1,400
BA Credit Card Trust
0.813% due 04/15/2013		2,092	2,088
Bank of America Auto Trust
1.160% due 02/15/2012		18,000	18,047
Bear Stearns Asset-Backed Securities Trust
0.341% due 11/25/2036		1,236	817
0.561% due 01/25/2036		324	307
0.681% due 03/25/2043		27	26
1.231% due 10/25/2037		1,777	1,124
1.481% due 08/25/2037		3,520	2,195
Capital Auto Receivables Asset Trust
0.293% due 05/15/2011		283	283
1.153% due 03/15/2011		181	181
Carrington Mortgage Loan Trust
0.281% due 01/25/2037		642	611
0.551% due 10/25/2035		233	215
Chase Issuance Trust
0.253% due 03/15/2013		10,400	10,359
0.273% due 02/15/2013		250	249
0.683% due 09/17/2012		50,500	50,568
1.754% due 09/15/2015		14,000	14,426
Countrywide Asset-Backed Certificates
0.281% due 06/25/2047		378	362
Daimler Chrysler Auto Trust
4.980% due 02/08/2011		564	565
Denver Arena Trust
6.940% due 11/15/2019		514	455
Equity One Asset-Backed Securities, Inc.
0.531% due 04/25/2034		162	101
First Franklin Mortgage Loan Asset-Backed Certificates
0.301% due 12/25/2037		98	95
Ford Credit Auto Owner Trust
0.357% due 09/15/2010		1,504	1,504
1.133% due 01/15/2011		464	464
1.210% due 01/15/2012		700	702
1.653% due 06/15/2012		142,700	143,681
Fremont Home Loan Trust
0.281% due 10/25/2036		562	499
Indymac Residential Asset-Backed Trust
0.361% due 04/25/2047		1,473	1,402
JPMorgan Mortgage Acquisition Corp.
0.281% due 10/25/2036		640	591
0.311% due 03/25/2037		1,003	926
Lehman XS Trust
0.311% due 11/25/2046		15	15
MASTR Asset-Backed Securities Trust
0.291% due 11/25/2036		168	167
Merrill Lynch Mortgage Investors, Inc.
0.311% due 09/25/2037		175	47
0.351% due 02/25/2037		386	228
Morgan Stanley ABS Capital I
1.031% due 07/25/2037		1,193	1,076
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		921	704
6.000% due 07/25/2047		583	434
Park Place Securities, Inc.
0.543% due 10/25/2034		302	247
Popular ABS Mortgage Pass-Through Trust
0.321% due 06/25/2047		44	40
Renaissance Home Equity Loan Trust
0.731% due 12/25/2033		1,363	1,119
Residential Asset Securities Corp.
0.301% due 02/25/2037		406	386
SACO I, Inc.
0.291% due 05/25/2036		1,271	788
Securitized Asset-Backed Receivables LLC Trust
0.361% due 05/25/2037		1,994	1,396
SLM Student Loan Trust
0.362% due 04/26/2021		500	496
1.782% due 04/25/2023		300,353	312,599
Specialty Underwriting & Residential Finance
0.291% due 01/25/2038		287	210
Structured Asset Securities Corp.
0.281% due 10/25/2036		142	135
0.521% due 01/25/2033		12	10
USAA Auto Owner Trust
4.160% due 04/16/2012		1,117	1,135
WaMu Asset-Backed Certificates
0.281% due 01/25/2037		494	371
Wells Fargo Home Equity Trust
0.481% due 12/25/2035		98	94

Total Asset-Backed Securities (Cost $577,148)			587,543

SOVEREIGN ISSUES 0.3%
Export-Import Bank of Korea
0.504% due 10/04/2011		17,150	17,184
Qatar Government International Bond
5.250% due 01/20/2020		20,000	20,250
6.400% due 01/20/2040		11,100	11,211

Total Sovereign Issues (Cost $48,170)			48,645

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
American International Group, Inc.
8.625% due 05/22/2068	GBP	5,600	5,789
Barclays Bank PLC
14.000% due 11/29/2049		8,000	16,604
Brazil Government International Bond
10.250% due 01/10/2028	BRL	10,000	5,772
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010 (c)		5,400	5,849
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		55,079	30,540
EMF-NL
1.490% due 04/17/2041	EUR	1,796	2,404
1.540% due 04/17/2041		7,500	6,432
1.590% due 04/17/2041		1,000	572
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	12,450	15,871
6.500% due 09/15/2067		10,650	14,192
Green Valley Ltd.
4.343% due 01/10/2011	EUR	5,100	7,091
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	1,600,000	2,491
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	5,000	$3,638

Total Foreign Currency-Denominated Issues (Cost $126,587)			117,245

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
American International Group, Inc.
8.500% due 08/01/2011		157,000	1,779
Wells Fargo & Co.
7.500% due 12/31/2049		8,900	8,170

Total Convertible Preferred Securities (Cost $20,675)			9,949

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
CERTIFICATES OF DEPOSIT 0.0%
UBS AG
1.201% due 07/01/2010		$6,200	6,200

REPURCHASE AGREEMENTS 0.1%
Deutsche Bank AG
0.090% due 01/05/2010		9,600	9,600
(Dated 12/22/2009. Collateralized by Freddie Mac 1.100% due 03/30/2010 valued at $9,794. Repurchase proceeds are $9,600.)
JPMorgan Chase Bank N.A.
-0.020% due 01/04/2010		3,000	3,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $3,068. Repurchase proceeds are $3,000.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		855	855

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $875. Repurchase proceeds are $855.)
			13,455

U.S. CASH MANAGEMENT BILLS 0.1%
0.136% due 04/01/2010 (e)(f)		8,520	8,518

U.S. TREASURY BILLS 0.3%
0.101% due 03/11/2010 - 04/08/2010 (b)(e)(f)(g)(i)		51,071	51,065

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.8%
		30,339,958	303,764

Total Short-Term Instruments (Cost $383,002)			383,002

Total Investments 103.3% (Cost $17,069,853)			$17,442,951
Written Options (k) (0.2%)			(34,931)
(Premiums $34,796)
Other Assets and Liabilities (Net) (3.1%)			(517,325)

Net Assets 100.0%			$16,890,695

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $9,979 have been pledged as collateral for foreign currency contracts on December 31, 2009.

(f) Securities with an aggregate market value of $36,535 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(g) Securities with an aggregate market value of $7,594 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(h) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $1,748,121 at a weighted average interest rate of 0.408%. On December 31, 2009, securities valued at $24,261 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $19,273 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	636	$1,408
90-Day Eurodollar June Futures	Long	06/2010	6,853	4,752
90-Day Eurodollar March Futures	Long	03/2010	2,727	4,664
90-Day Eurodollar September Futures	Long	09/2010	2,580	(1,332)
Euro-Bobl March Futures	Long	03/2010	1,602	(2,501)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	1,486	(3,843)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2,022	3,912

				$7,060

(j) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	RBS	(1.820%)	12/20/2017	10.300%	$5,000	$1,731	$0	$1,731
AutoZone, Inc.	BOA	(1.070%)	03/20/2014	0.469%	5,000	(124)	0	(124)
Brookfield Asset Management, Inc.	UBS	(2.180%)	06/20/2017	3.099%	7,500	384	0	384
Cardinal Health, Inc.	DUB	(0.740%)	06/20/2017	0.553%	6,195	(79)	0	(79)
CenturyTel, Inc.	BCLY	(1.850%)	06/20/2017	1.038%	10,803	(578)	0	(578)
Computer Sciences Corp.	BCLY	(0.870%)	03/20/2018	0.604%	2,500	(48)	0	(48)
Con-way, Inc.	BOA	(1.834%)	03/20/2018	1.465%	10,000	(258)	0	(258)
CSX Corp.	CSFB	(1.050%)	03/20/2018	0.528%	5,000	(189)	0	(189)
DISH DBS Corp.	BCLY	(3.100%)	12/20/2011	1.107%	1,000	(40)	0	(40)
DISH DBS Corp.	GSC	(3.200%)	12/20/2011	1.107%	1,000	(42)	0	(42)
ERAC USA Finance Co.	GSC	(2.700%)	12/20/2017	0.930%	5,000	(610)	0	(610)
HCP, Inc.	JPM	(2.830%)	09/20/2016	1.634%	2,000	(140)	0	(140)
HCP, Inc.	MSC	(2.260%)	03/20/2018	1.676%	5,000	(199)	0	(199)
International Lease Finance Corp.	BNP	(1.600%)	12/20/2013	8.976%	2,500	526	0	526
International Lease Finance Corp.	DUB	(1.600%)	12/20/2013	8.976%	4,100	862	0	862
International Lease Finance Corp.	JPM	(1.530%)	12/20/2013	8.976%	3,900	828	0	828
Jones Apparel Group, Inc.	DUB	(1.000%)	12/20/2014	1.185%	10,000	80	319	(239)
Ltd Brands, Inc.	BCLY	(4.910%)	09/20/2017	2.386%	1,200	(190)	0	(190)
Ltd Brands, Inc.	MSC	(3.113%)	09/20/2017	2.386%	2,000	(92)	0	(92)
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	1.391%	2,000	(66)	0	(66)
Macy’s Retail Holdings, Inc.	DUB	(6.950%)	09/20/2015	1.808%	3,000	(786)	0	(786)
Macy’s Retail Holdings, Inc.	DUB	(2.100%)	09/20/2017	2.032%	1,000	(5)	0	(5)
Macy’s Retail Holdings, Inc.	DUB	(2.110%)	09/20/2017	2.016%	2,000	(13)	0	(13)
Macy’s Retail Holdings, Inc.	JPM	(2.000%)	03/20/2012	1.223%	3,000	(53)	0	(53)
Macy’s Retail Holdings, Inc.	MSC	(2.470%)	09/20/2015	1.884%	10,000	(304)	0	(304)
Marriott International, Inc.	DUB	(1.880%)	12/20/2015	0.847%	5,000	(284)	0	(284)
Marsh & McLennan Cos., Inc.	BOA	(1.180%)	09/20/2015	0.708%	2,500	(63)	0	(63)
Masco Corp.	BCLY	(1.000%)	09/20/2012	1.486%	3,000	38	68	(30)
Masco Corp.	CITI	(1.920%)	03/20/2017	2.149%	8,000	103	0	103
Mattel, Inc.	BOA	(2.450%)	03/20/2013	0.576%	20,000	(1,196)	0	(1,196)
Motorola, Inc.	DUB	(2.600%)	12/20/2017	1.692%	4,000	(243)	0	(243)
New York Times Co.	DUB	(5.000%)	03/20/2015	2.151%	5,000	(671)	(448)	(223)
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	4.085%	10,000	(321)	96	(417)
Pearson Dollar Finance PLC	CITI	(0.570%)	06/20/2013	0.385%	1,500	(10)	0	(10)
Pearson Dollar Finance PLC	CITI	(0.690%)	06/20/2018	0.639%	3,500	(14)	0	(14)
Pearson Dollar Finance PLC	DUB	(0.720%)	06/20/2018	0.639%	11,000	(68)	0	(68)
Pearson Dollar Finance PLC	SOG	(0.900%)	06/20/2013	0.385%	1,500	(27)	0	(27)
Pearson Dollar Finance PLC	SOG	(1.040%)	06/20/2018	0.639%	3,500	(104)	0	(104)
Rexam PLC	BCLY	(1.450%)	06/20/2013	1.011%	10,600	(161)	0	(161)
Rexam PLC	CITI	(1.450%)	06/20/2013	1.011%	3,000	(46)	0	(46)
Reynolds American, Inc.	BCLY	(1.100%)	06/20/2012	0.933%	12,500	(56)	0	(56)
Reynolds American, Inc.	DUB	(1.020%)	06/20/2013	1.210%	10,000	59	0	59
Rohm and Haas Co.	DUB	(0.470%)	03/20/2013	0.492%	7,000	4	0	4
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.208%	8,550	102	0	102
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2019	1.983%	4,000	282	340	(58)
RR Donnelley & Sons Co.	MSC	(1.000%)	06/20/2014	1.430%	10,000	175	669	(494)
Ryder System, Inc.	BOA	(0.850%)	03/20/2013	0.742%	1,100	(4)	0	(4)
Ryder System, Inc.	BOA	(1.550%)	09/20/2015	0.962%	9,000	(281)	0	(281)
Sealed Air Corp.	BCLY	(1.035%)	09/20/2013	0.777%	10,000	(96)	0	(96)
Sempra Energy	BOA	(0.580%)	06/20/2018	0.630%	3,000	10	0	10
Sempra Energy	DUB	(0.550%)	06/20/2018	0.630%	1,500	8	0	8
Spectra Energy Capital LLC	DUB	(0.750%)	09/20/2014	0.497%	10,000	(116)	0	(116)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%)	03/20/2013	1.117%	3,000	(120)	0	(120)
Tate & Lyle International Finance PLC	BCLY	(1.150%)	06/20/2016	1.174%	3,500	3	0	3
Trane U.S., Inc.	BOA	(0.660%)	06/20/2015	0.480%	6,000	(57)	0	(57)
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	0.810%	4,000	(40)	0	(40)
Tyson Foods, Inc.	DUB	(1.000%)	12/20/2011	1.741%	11,000	153	240	(87)

						$(2,446)	$1,284	$(3,730)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	1.992%	03/20/2013	5.684%	$10,000	$(1,026)	$0	$(1,026)
GMAC, Inc.	GSC	3.400%	06/20/2011	3.677%	1,100	(3)	0	(3)
GMAC, Inc.	UBS	3.620%	06/20/2011	3.677%	5,000	3	0	3
SLM Corp.	BOA	5.000%	12/20/2010	3.754%	500	7	(51)	58
SLM Corp.	DUB	5.000%	09/20/2010	3.511%	200	3	(16)	19

						$(1,016)	$(67)	$(949)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%)	06/20/2014	$98,230	$(866)	$4,689	$(5,555)
CDX.HY-12 5-Year Index	GSC	(5.000%)	06/20/2014	9,118	(80)	439	(519)
CDX.HY-12 5-Year Index	MSC	(5.000%)	06/20/2014	20,398	(180)	1,096	(1,276)
CDX.IG-9 5-Year Index	MLP	(0.600%)	12/20/2012	272,105	3,840	16,354	(12,514)
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	144,909	4,449	1,429	3,020

					$7,163	$24,007	$(16,844)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR- FRCPXTOB Index	2.040%	03/15/2010	BCLY	EUR	50,000	$2,143	$0	$2,143
Pay	1-Month EUR- FRCPXTOB Index	2.103%	09/14/2010	BNP		60,000	3,177	0	3,177
Pay	1-Month EUR- FRCPXTOB Index	2.090%	10/15/2010	BNP		52,200	2,828	(115)	2,943
Pay	1-Month EUR- FRCPXTOB Index	2.103%	10/15/2010	BCLY		8,800	485	(2)	487
Pay	1-Month EUR- FRCPXTOB Index	2.146%	10/15/2010	UBS		22,700	1,327	12	1,315
Pay	1-Month EUR- FRCPXTOB Index	2.040%	02/21/2011	BNP		33,900	1,689	0	1,689
Pay	1-Month EUR- FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	262	0	262
Pay	1-Month EUR- FRCPXTOB Index	2.028%	10/15/2011	JPM		31,400	1,513	0	1,513
Pay	1-Month EUR- FRCPXTOB Index	2.095%	10/15/2011	UBS		27,800	1,482	0	1,482
Pay	1-Month EUR- FRCPXTOB Index	1.988%	12/15/2011	BNP		72,600	2,655	0	2,655
Pay	1-Month EUR- FRCPXTOB Index	2.353%	10/15/2016	JPM		25,400	(636)	0	(636)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	163,000	2,572	483	2,089
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		47,600	(1,285)	(348)	(937)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(3,211)	(38)	(3,173)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	3,986	(792)	4,778
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	196	30	166
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	2,404	237	2,167
Pay	6-Month EUR- LIBOR	3.000%	06/16/2015	DUB	EUR	30,000	(184)	26	(210)

							$21,403	$(507)	$21,910

(k) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$169,100	$2,343	$308
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	169,100	1,301	3,206
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	30,000	274	55
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	56,800	386	312
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	31,600	684	599
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	78,000	780	142
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	101,800	801	1,930
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	30,000	120	144
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	93,100	521	170
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	93,100	1,015	1,765
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,700	53	42
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	151,500	667	2,501
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	274,900	2,883	501
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	274,900	2,794	5,212
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.500%	02/17/2010	538,100	2,852	8,036
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	198,800	1,789	3,282
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	38,500	555	423
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	466
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,800	123	47
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	1,000	6	1
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	194,000	1,106	20
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	101,800	977	33
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	45,100	374	45
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	478,200	4,304	871
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	45,100	194	495
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	18,000	172	46
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	20,400	135	112
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	105,000	1,105	1,991
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	22,500	174	67
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	35,600	352	199
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	210,000	3,245	1,482
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	5,400	37	30

							$34,244	$34,533

Inflation Cap

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BCLY	215.969	Maximum of (Index Final/Index Initial -1 - 2.500%) or $0	12/07/2010	$43,000	$138	$143
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial -1) - 2.500%) or $0	12/14/2010	$20,000	80	87

						$218	$230

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or $0	12/14/2010	$73,200	$334	$168

(l) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,788	01/2010	RBS	$0	$(82)	$(82)
Buy	BRL	16,836	02/2010	CITI	412	0	412
Sell		103,948	02/2010	HSBC	0	(3,401)	(3,401)
Buy	CAD	617	01/2010	JPM	10	0	10
Sell	CHF	10,850	03/2010	CITI	0	(42)	(42)
Buy	CNY	53,069	03/2010	BCLY	0	(55)	(55)
Sell		16,794	03/2010	BCLY	13	0	13
Sell		3,591	03/2010	BOA	3	0	3
Sell		29,512	03/2010	CITI	23	0	23
Buy		96,988	03/2010	DUB	0	(150)	(150)
Sell		70,232	03/2010	DUB	50	0	50
Sell		2,842	03/2010	HSBC	3	0	3
Sell		27	03/2010	JPM	0	0	0
Sell		27,059	03/2010	MSC	20	0	20
Buy		176,431	06/2010	BCLY	0	(31)	(31)
Buy		73,322	06/2010	CITI	5	0	5
Buy		31,603	06/2010	DUB	0	(11)	(11)
Buy		228,513	06/2010	HSBC	0	(44)	(44)
Buy		16,013	11/2010	BCLY	0	(21)	(21)
Buy		25,964	11/2010	CITI	0	(36)	(36)
Buy		66,971	11/2010	DUB	0	(106)	(106)
Buy		26,389	11/2010	MSC	0	(47)	(47)
Buy	EUR	2,500	01/2010	DUB	0	(3)	(3)
Sell		1,989	01/2010	HSBC	37	0	37
Buy		1,100	01/2010	JPM	1	0	1
Buy		2,600	01/2010	RBC	0	(48)	(48)
Sell		4,000	01/2010	UBS	9	0	9
Sell		7,657	02/2010	RBS	388	0	388
Sell		29,100	03/2010	GSC	558	0	558
Buy	GBP	7,000	01/2010	BCLY	0	(92)	(92)
Sell		24,669	01/2010	CITI	1,185	0	1,185
Buy		1,000	01/2010	JPM	19	0	19
Sell		785	01/2010	JPM	33	0	33
Sell		3,500	01/2010	RBS	97	0	97
Sell	JPY	20,748,907	01/2010	BNP	8,373	0	8,373
Buy		18,393,518	01/2010	CSFB	0	(10,880)	(10,880)
Buy		2,093,024	01/2010	RBS	0	(824)	(824)
Buy	KRW	33,809,620	02/2010	CITI	372	0	372
Buy		27,603,290	02/2010	DUB	351	0	351
Buy		41,073,905	02/2010	JPM	1,054	0	1,054
Buy		2,551,000	07/2010	BCLY	20	0	20
Buy		16,608,515	07/2010	DUB	279	0	279
Buy		21,366,000	07/2010	JPM	196	0	196
Buy		4,204,933	07/2010	MSC	26	0	26
Buy		13,639,000	07/2010	UBS	116	0	116
Buy		10,064,978	08/2010	MSC	15	0	15
Buy		4,526,305	11/2010	BCLY	0	(27)	(27)
Buy		2,474,311	11/2010	CITI	0	(20)	(20)
Buy	MXN	381,349	04/2010	DUB	729	(46)	683
Buy		500,000	04/2010	GSC	1,153	0	1,153
Buy		37,975	04/2010	JPM	0	(34)	(34)
Buy		196,328	04/2010	MSC	0	(184)	(184)
Buy		28,843	04/2010	RBS	0	(23)	(23)
Buy		784,739	04/2010	UBS	1,618	0	1,618
Sell	MYR	188	02/2010	BCLY	0	0	0
Sell		20	02/2010	CITI	0	0	0
Sell		285	02/2010	DUB	1	0	1
Sell		87	02/2010	JPM	0	0	0
Sell		56	06/2010	MSC	0	0	0
Buy	NZD	4,842	01/2010	RBS	0	(17)	(17)
Sell	PHP	31,152	04/2010	DUB	0	(12)	(12)
Sell	SEK	4,012	03/2010	CITI	0	(4)	(4)
Buy	SGD	18,222	02/2010	CITI	0	(135)	(135)
Buy		8,926	02/2010	GSC	0	(49)	(49)
Buy		31,226	02/2010	HSBC	0	(183)	(183)
Buy		25,176	02/2010	JPM	0	(187)	(187)
Buy		78,515	02/2010	MSC	0	(436)	(436)

					$17,169	$(17,230)	$(61)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$1,970,400	$22,370	$1,992,770
U.S. Treasury Obligations	0	13,614,979	0	13,614,979
Other Investments+++	313,713	1,501,598	19,891	1,835,202

Investments, at value	$313,713	$17,086,977	$42,261	$17,442,951
Financial Derivative Instruments++++	$7,060	$(34,207)	$(398)	$(27,545)

Total	$320,773	$17,052,770	$41,863	$17,415,406

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$22,500	$0	$(596)	$321	$145	$22,370	$321
Other Investments+++	66	7,279	264	0	124	12,158	19,891	124

Investments, at value	$66	$29,779	$264	$(596)	$445	$12,303	$42,261	$445
Financial Derivative Instruments++++	$22,424	$(552)	$0	$0	$(463)	$(21,807)	$(398)	$154

Total	$22,490	$29,227	$264	$(596)	$(18)	$(9,504)	$41,863	$599

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 11.8%
American Express Credit Corp.
5.875% due 05/02/2013		$300	$322
American Honda Finance Corp.
1.003% due 06/20/2011		1,000	1,001
American International Group, Inc.
5.850% due 01/16/2018		200	164
8.175% due 05/15/2068		1,100	734
8.250% due 08/15/2018		1,000	940
Bank of Scotland PLC
0.317% due 12/08/2010		1,200	1,178
Barclays Bank PLC
6.050% due 12/04/2017		300	306
7.434% due 09/29/2049		100	92
Commonwealth Bank of Australia
0.533% due 09/17/2014		3,500	3,494
GATX Financial Corp.
5.800% due 03/01/2016		1,000	965
HSBC Finance Corp.
0.524% due 05/10/2010		1,000	1,000
LeasePlan Corp. NV
3.000% due 05/07/2012		400	410
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		100	20
6.875% due 05/02/2018 (a)		900	191
7.500% due 05/11/2038 (a)		5,000	2
Merna Reinsurance Ltd.
0.901% due 07/07/2010		300	294
Metropolitan Life Global Funding I
1.001% due 06/25/2010		1,000	1,001
Morgan Stanley
0.534% due 01/18/2011		1,000	996
Pacific Life Global Funding
5.150% due 04/15/2013		400	418
Pricoa Global Funding I
1.055% due 06/04/2010		1,000	1,001
Residential Reinsurance 2007 Ltd.
7.506% due 06/07/2010		400	405
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		300	270
Vita Capital III Ltd.
1.410% due 01/01/2012		300	280
Wells Fargo Capital XIII
7.700% due 12/29/2049		700	683

			16,167

INDUSTRIALS 0.1%
Gaz Capital S.A.
7.343% due 04/11/2013		200	210

Total Corporate Bonds & Notes (Cost $22,559)			16,377

MUNICIPAL BONDS & NOTES 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	80

Total Municipal Bonds & Notes (Cost $94)			80

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
1.828% due 10/01/2044		65	64
1.832% due 09/01/2044		62	61
Freddie Mac
6.608% due 09/01/2036		752	796
6.611% due 10/01/2036		892	938
6.703% due 07/01/2036		748	793

Total U.S. Government Agencies (Cost $2,565)			2,652

U.S. TREASURY OBLIGATIONS 87.0%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		5,021	5,044
1.625% due 01/15/2015		2,604	2,711
1.625% due 01/15/2018		3,302	3,385
1.750% due 01/15/2028		3,921	3,770
1.875% due 07/15/2015		12,559	13,249
2.000% due 07/15/2014 (f)		8,486	9,001
2.000% due 01/15/2026		8,931	8,992
2.125% due 01/15/2019		3,826	4,063
2.375% due 01/15/2025		15,827	16,740
2.375% due 01/15/2027		322	339
2.500% due 07/15/2016		7,172	7,819
2.500% due 01/15/2029		6,343	6,819
2.625% due 07/15/2017		10,535	11,600
3.625% due 04/15/2028 (f)		11,227	13,905
3.875% due 04/15/2029		9,205	11,873

Total U.S. Treasury Obligations (Cost $117,209)			119,310

MORTGAGE-BACKED SECURITIES 4.1%
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		210	178
BCAP LLC Trust
0.401% due 01/25/2037		524	251
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		54	48
2.530% due 08/25/2035		54	47
2.560% due 08/25/2035		94	83
2.940% due 03/25/2035		164	144
3.562% due 01/25/2035		598	522
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		91	81
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		61	54
2.990% due 12/25/2035		42	37
4.248% due 08/25/2035		108	97
4.557% due 03/25/2034		552	523
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		100	90
Countrywide Home Loan Mortgage Pass-Through Trust
0.571% due 06/25/2035		392	345
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		200	172
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		210	199
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	174
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	85
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		348	302
Morgan Stanley Capital I
5.880% due 06/11/2049		330	295
Residential Asset Securitization Trust
0.631% due 01/25/2046		855	397
6.500% due 08/25/2036		1,000	595
Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		1,166	767
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		210	202

Total Mortgage-Backed Securities (Cost $5,965)			5,688

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	73

Total Foreign Currency-Denominated Issues (Cost $141)			73

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
Wells Fargo & Co.
7.500% due 12/31/2049		300	275

Total Convertible Preferred Securities (Cost $300)			275

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.1%
CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
1.071% due 03/22/2011		$1,500	1,499

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.005% due 01/04/2010		319	319

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 04/15/2010 valued at $330. Repurchase proceeds are $319.)
U.S. TREASURY BILLS 0.2%
0.145% due 03/25/2010 (d)		310	310

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 9.5%
		1,305,080	13,066

Total Short-Term Instruments (Cost $15,196)			15,194

Total Investments 116.4% (Cost $164,029)			$159,649
Written Options (h) (0.2%)			(256)
(Premiums $268)
Other Assets and Liabilities (Net) (16.2%)			(22,180)

Net Assets 100.0%			$137,213

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $310 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $126,966 at a weighted average interest rate of 0.442%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $198 and cash of $35 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2010	39	$51
90-Day Eurodollar March Futures	Long	03/2010	81	136
Euro-Bobl March Futures	Long	03/2010	5	(6)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	21	(50)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	16	29

				$160

(g) Swap agreements outstanding on December 31, 2009:

Asset Swaps

Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
U.S. Treasury Inflation Indexed Bonds 0.875% due 04/15/2010	Cash Flow from Underlying Asset	3-Month USD-LIBOR	04/15/2010	BNP	$4,400	$(646)	$(641)	$(5)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
GATX Financial Corp.	CITI	(1.070%)	03/20/2016	1.111%	$1,000	$2	$0	$2

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	$871	$26	$12	$14
CDX.IG-9 10-Year Index	BOA	(0.800%)	12/20/2017	581	18	3	15
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	4,259	131	85	46

					$175	$100	$75

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR- FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR5,600	$303	$(10)	$313
Pay	1-Month EUR- FRCPXTOB Index	2.103%	10/15/2010	BCLY	1,400	77	(4)	81
Pay	1-Month EUR- FRCPXTOB Index	2.146%	10/15/2010	UBS	1,500	88	0	88
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL2,000	32	6	26
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	1,700	(46)	(24)	(22)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY	1,900	(29)	(17)	(12)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC	1,900	83	13	70
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP	1,300	56	2	54

						$564	$(34)	$598

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	15,000	1-Month USD-LIBOR less 0.130%	$53,885	05/28/2010	BCLY	$3,769
Receive	DWRTFT Index	9,816	1-Month USD-LIBOR less 0.050%	35,263	02/26/2010	JPM	2,464
Pay	DWRTFT Index	1,978	1-Month USD-LIBOR plus 0.000%	7,356	01/29/2010	MLP	(312)
Receive	DWRTFT Index	3,442	1-Month USD-LIBOR plus 0.000%	12,364	01/29/2010	MLP	863
Receive	DWRTFT Index	10,216	1-Month USD-LIBOR less 0.120%	37,074	04/30/2010	MLP	2,200

							$8,984

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$117.500	02/19/2010	2	$1	$1
Call - CBOT U.S. Treasury 10-Year Note March Futures	119.000	02/19/2010	1	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/19/2010	2	1	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	3	3	3

				$5	$5

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$2,300	$21	$1
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	2,300	12	38
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,100	16	2
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,300	18	44
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,200	24	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,200	21	42
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	8	3
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.500%	02/17/2010	2,900	15	43
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	7
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	1,000	6	0
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	1,800	15	2
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,800	8	20
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	300	2	2
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,000	10	19
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	500	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	3,000	48	21
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	3	2

							$263	$251

(i) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	78	01/2010	RBS	$0	$(2)	$(2)
Buy	CNY	802	03/2010	BCLY	0	(1)	(1)
Buy		1,151	03/2010	BOA	0	(1)	(1)
Buy		948	03/2010	CITI	0	(2)	(2)
Buy		1,857	03/2010	DUB	0	(3)	(3)
Buy		912	03/2010	HSBC	0	(1)	(1)
Buy		8	03/2010	JPM	0	0	0
Sell		5,678	03/2010	JPM	5	0	5
Buy		1,289	06/2010	BCLY	0	0	0
Buy		544	06/2010	CITI	0	0	0
Buy		233	06/2010	DUB	0	0	0
Buy		5,063	06/2010	HSBC	0	(3)	(3)
Sell		1,102	06/2010	JPM	1	0	1
Sell	EUR	50	01/2010	CITI	0	0	0
Sell		422	01/2010	UBS	8	0	8
Sell	JPY	199,638	01/2010	BNP	81	0	81
Buy		196,555	01/2010	CSFB	0	(116)	(116)
Buy	KRW	356,147	02/2010	CITI	8	0	8
Buy		238,035	02/2010	DUB	4	0	4
Buy		178,650	02/2010	JPM	3	0	3
Buy		16,000	07/2010	BCLY	0	0	0
Buy		31,892	07/2010	DUB	0	0	0
Buy		356,100	07/2010	JPM	3	0	3
Buy		26,498	07/2010	MSC	0	0	0
Buy		63,427	08/2010	MSC	0	0	0
Buy		28,524	11/2010	BCLY	0	0	0
Buy		15,592	11/2010	CITI	0	0	0
Buy	MXN	1,330	04/2010	BOA	3	0	3
Buy		2,623	04/2010	DUB	0	(2)	(2)
Buy		10,856	04/2010	JPM	6	0	6
Buy	MYR	50	02/2010	BCLY	0	0	0
Buy		5	02/2010	CITI	0	0	0
Buy		74	02/2010	DUB	0	(1)	(1)
Buy		23	02/2010	JPM	0	0	0
Buy		15	06/2010	MSC	0	0	0
Buy	PHP	698	04/2010	DUB	0	0	0
Buy	SGD	695	02/2010	CITI	0	(5)	(5)
Buy		558	02/2010	GSC	0	(3)	(3)

					$122	$(140)	$(18)

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$16,377	$0	$16,377
U.S. Treasury Obligations	0	119,310	0	119,310
Short-Term Instruments	13,066	2,128	0	15,194
Other Investments+++	276	8,492	0	8,768

Investments, at value	$13,342	$146,307	$0	$159,649
Financial Derivative Instruments++++	$160	$9,385	$(5)	$9,540

Total	$13,502	$155,692	$(5)	$169,189

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	(Depreciation) on Investments Held at 12/31/2009+++++
Financial Derivative Instruments++++	$501	$0	$0	$0	$(24)	$(482)	$(5)	$(5)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

RealRetirement® 2010 Fund

December 31, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 61.8%
CommodityRealReturn Strategy Fund®	22,379	$185
Global Advantage Strategy Bond Fund	16,093	178
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	63,462	562
Real Return Fund	57,664	622
RealEstateRealReturn Strategy Fund	81,135	373
StocksPLUS® Fund	34,624	275
Total Return Fund	76,851	830

Total PIMCO Funds (Cost $3,446)		3,025

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Notes
1.000% due 07/31/2011	$6	6
1.125% due 06/30/2011	200	201

Total U.S. Treasury Obligations (Cost $207)		207

SHORT-TERM INSTRUMENTS 27.6%
REPURCHASE AGREEMENTS 3.0%
State Street Bank and Trust Co.
0.005% due 01/04/2010	145	145

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $150. Repurchase proceeds are $145.)
U.S. CASH MANAGEMENT BILLS 0.1%
0.195% due 04/01/2010 (c)	6	6

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 24.5%
	120,076	1,202

Total Short-Term Instruments (Cost $1,353)		1,353

PURCHASED OPTIONS (d) 4.0% (Cost $84)		195
Total Investments 97.6% (Cost $5,090)		$4,780
Written Options (e) (0.0%) (Premiums $3)		(2)
Other Assets and Liabilities (Net) 2.4%		120

Net Assets 100.0%		$4,898

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Securities with an aggregate market value of $6 and cash of $15 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond March Futures	Long	03/2010	6	$(33)

(d) Purchased options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$78
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	113

								$77	$191

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Financial Select Sector SPDR	$12.000	06/19/2010	$11	$7	$4

(e) Written options outstanding on December 31, 2009:

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC Financial Select Sector SPDR	$10.000	06/19/2010	$11	$3	$2

(f) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	45	01/2010	CITI	$2	$0	$2

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
PIMCO Funds	$3,025	$0	$0	$3,025
Short-Term Instruments	1,202	151	0	1,353
Other Investments+++	0	402	0	402

Investments, at value	$4,227	$553	$0	$4,780
Financial Derivative Instruments++++	$(33)	$0	$0	$(33)

Total	$4,194	$553	$0	$4,747

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirement® 2020 Fund

December 31, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 49.9%
CommodityRealReturn Strategy Fund®	27,677	$229
Global Advantage Strategy Bond Fund	22,109	244
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	73,094	648
Real Return Fund	43,809	473
RealEstateRealReturn Strategy Fund	83,617	384
StocksPLUS® Fund	39,247	312
Total Return Fund	59,011	637

Total PIMCO Funds (Cost $3,397)		2,927

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY OBLIGATIONS 13.7%
U.S. Treasury Notes
1.125% due 06/30/2011	$800	803

Total U.S. Treasury Obligations (Cost $805)		803

	SHARES
EXCHANGE-TRADED FUNDS 0.6%
iShares MSCI Emerging Markets Index Fund	774	32

Total Exchange-Traded Funds (Cost $35)		32

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 29.1%
REPURCHASE AGREEMENTS 5.2%
State Street Bank and Trust Co.
0.005% due 01/04/2010	$307	307

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $315. Repurchase proceeds are $307.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 23.9%
	140,085	1,403

Total Short-Term Instruments (Cost $1,709)		1,710

PURCHASED OPTIONS (d) 3.3% (Cost $86)		196
Total Investments 96.6% (Cost $6,032)		$5,668
Written Options (e) (0.0%) (Premiums $3)		(2)
Other Assets and Liabilities (Net) 3.4%		199

Net Assets 100.0%		$5,865

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Cash of $21 has been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond March Futures	Long	03/2010	5	$(28)

(d) Purchased options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$78
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	113

								$78	$191

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Financial Select Sector SPDR	$12.000	06/19/2010	$13	$8	$5

(e) Written options outstanding on December 31, 2009:

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC Financial Select Sector SPDR	$10.000	06/19/2010	$13	$3	$2

(f) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	45	01/2010	CITI	$2	$0	$2

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
PIMCO Funds	$2,927	$0	$0	$2,927
U.S. Treasury Obligations	0	803	0	803
Short-Term Instruments	1,403	307	0	1,710
Other Investments+++	32	196	0	228

Investments, at value	$4,362	$1,306	$0	$5,668
Financial Derivative Instruments++++	$(28)	$0	$0	$(28)

Total	$4,334	$1,306	$0	$5,640

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirement® 2030 Fund

December 31, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 52.2%
CommodityRealReturn Strategy Fund®	32,911	$272
Global Advantage Strategy Bond Fund	26,405	292
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	73,539	652
Real Return Fund	14,952	161
RealEstateRealReturn Strategy Fund	79,904	367
StocksPLUS® Fund	47,734	379
Total Return Fund	38,394	415

Total PIMCO Funds (Cost $3,035)		2,538

EXCHANGE-TRADED FUNDS 2.4%
iShares MSCI Emerging Markets Index Fund	2,817	117

Total Exchange-Traded Funds (Cost $127)		117

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.2%
REPURCHASE AGREEMENTS 11.5%
State Street Bank and Trust Co.
0.005% due 01/04/2010	$559	559

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $575. Repurchase proceeds are $559.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 22.7%
	110,048	1,102

Total Short-Term Instruments (Cost $1,661)		1,661

PURCHASED OPTIONS (d) 4.0% (Cost $84)		195
Total Investments 92.8% (Cost $4,907)		$4,511
Written Options (e) (0.0%) (Premiums $3)		(2)
Other Assets and Liabilities (Net) 7.2%		349

Net Assets 100.0%		$4,858

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Cash of $24 has been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond March Futures	Long	03/2010	3	$(17)

(d) Purchased options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$78
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	113

								$77	$191

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Financial Select Sector SPDR	$12.000	06/19/2010	$11	$7	$4

(e) Written options outstanding on December 31, 2009:

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC Financial Select Sector SPDR	$10.000	06/19/2010	$11	$3	$2

(f) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	45	01/2010	CITI	$2	$0	$2

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
PIMCO Funds	$2,538	$0	$0	$2,538
Short-Term Instruments	1,102	559	0	1,661
Other Investments+++	117	195	0	312

Investments, at value	$3,757	$754	$0	$4,511
Financial Derivative Instruments++++	$(17)	$0	$0	$(17)

Total	$3,740	$754	$0	$4,494

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirement® 2040 Fund

December 31, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 59.6%
CommodityRealReturn Strategy Fund®	30,736	$255
Global Advantage Strategy Bond Fund	36,653	405
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	73,277	649
RealEstateRealReturn Strategy Fund	79,603	365
StocksPLUS® Fund	61,143	486
Total Return Fund	7,583	82

Total PIMCO Funds (Cost $2,741)		2,242

ALLIANZ FUNDS (a)(c) 1.3%
Allianz NACM Emerging
Markets Opportunities Fund	2,124	48

Total Allianz Funds (Cost $62)		48

EXCHANGE-TRADED FUNDS 7.1%
iShares MSCI Emerging Markets Index Fund	3,360	139
Vanguard Emerging Markets ETF	3,114	128

Total Exchange-Traded Funds (Cost $297)		267

SHORT-TERM INSTRUMENTS 24.0%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 24.0%
	90,065	902

Total Short-Term Instruments (Cost $902)		902

PURCHASED OPTIONS (e) 5.1% (Cost $83)		194
Total Investments 97.1% (Cost $4,085)		$3,653
Written Options (f) (0.0%) (Premiums $2)		(2)
Other Assets and Liabilities (Net) 2.9%		111

Net Assets 100.0%		$3,762

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Institutional Class Shares of each Allianz Fund.

(d) Cash of $18 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond March Futures	Long	03/2010	3	$(17)

(e) Purchased options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$78
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	113

								$78	$191

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Financial Select Sector SPDR	$12.000	06/19/2010	$8	$5	$3

(f) Written options outstanding on December 31, 2009:

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC Financial Select Sector SPDR	$10.000	06/19/2010	$8	$2	$2

(g) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	45	01/2010	CITI	$2	$0	$2

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
PIMCO Funds	$2,242	$0	$0	$2,242
ALLIANZ Funds	48	0	0	48
Exchange-Traded Funds	267	0	0	267
Short-Term Instruments	902	0	0	902
Purchased Options	0	194	0	194

Investments, at value	$3,459	$194	$0	$3,653
Financial Derivative Instruments+++	$(17)	$0	$0	$(17)

Total	$3,442	$194	$0	$3,636

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirement® 2050 Fund

December 31, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 65.9%
CommodityRealReturn Strategy Fund®	8,617	$71
Global Advantage Strategy Bond Fund	35,315	391
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	71,932	637
RealEstateRealReturn Strategy Fund	78,118	358
StocksPLUS® Fund	87,279	693
Total Return Fund	3,693	40

Total PIMCO Funds (Cost $2,602)		2,190

ALLIANZ FUNDS (a)(c) 3.6%
Allianz NACM Emerging
Markets Opportunities Fund	5,311	119

Total Allianz Funds (Cost $155)		119

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes
1.000% due 10/31/2011	$24	24
1.000% due 07/31/2011 (d)	11	11

Total U.S. Treasury Obligations (Cost $35)		35

	SHARES
EXCHANGE-TRADED FUNDS 8.0%
iShares MSCI Emerging Markets Index Fund	3,297	137
Vanguard Emerging Markets ETF	3,120	128

Total Exchange-Traded Funds (Cost $295)		265

SHORT-TERM INSTRUMENTS 12.1%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 12.1%
	40,014	401

Total Short-Term Instruments (Cost $401)		401

PURCHASED OPTIONS (e) 5.8% (Cost $82)		194
Total Investments 96.4% (Cost $3,570)		$3,204
Written Options (f) (0.0%) (Premiums $2)		(1)
Other Assets and Liabilities (Net) 3.6%		120

Net Assets 100.0%		$3,323

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Institutional Class Shares of each Allianz Fund.

(d) Securities with an aggregate market value of $11 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	5	$(17)

(e) Purchased options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP1,000	$35	$78
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023	1,000	42	113

							$77	$191

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Financial Select Sector SPDR	$12.000	06/19/2010	$7	$5	$3

(f) Written options outstanding on December 31, 2009:

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC Financial Select Sector SPDR	$10.000	06/19/2010	$7	$2	$1

(g) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	48	01/2010	RBS	$2	$0	$2
Sell	GBP	45	01/2010	CITI	2	0	2

					$4	$0	$4

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
PIMCO Funds	$2,190	$0	$0	$2,190
Exchange-Traded Funds	265	0	0	265
Short-Term Instruments	401	0	0	401
Purchased Options	0	194	0	194
Other Investments+++	119	35	0	154

Investments, at value	$2,975	$229	$0	$3,204
Financial Derivative Instruments++++	$(17)	$3	$0	$(14)

Total	$2,958	$232	$0	$3,190

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short Duration Municipal Income Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.3%
American International Group, Inc.
4.250% due 05/15/2013	$300	$277
4.700% due 10/01/2010	700	700
General Electric Capital Corp.
0.452% due 07/27/2012	450	440
JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	1,449
SLM Corp.
0.512% due 10/25/2011	125	117
4.500% due 07/26/2010	800	797

Total Corporate Bonds & Notes (Cost $3,546)		3,780

MUNICIPAL BONDS & NOTES 97.3%
ALABAMA 0.4%
Cullman County, Alabama Health Care Authority Revenue Notes, Series 2009
5.000% due 02/01/2012	1,245	1,282

ALASKA 0.3%
North Slope, Alaska General Obligation Notes, Series 2009
5.000% due 06/30/2012	750	814

ARIZONA 2.3%
Greater Arizona State Development Authority Infrastructure Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2011	2,195	2,316
5.000% due 08/01/2012	2,305	2,492
Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,021

		6,829

ARKANSAS 0.1%
University of Arkansas Revenue Notes, Series 2009
3.000% due 11/01/2012	200	209

CALIFORNIA 20.1%
California State Bay Area Toll Authority Revenue Bonds, Series 2008
0.170% due 04/01/2045	4,000	4,000
California State Department of Water Resources Revenue Bonds, Series 2002
0.150% due 05/01/2022	2,000	2,000
0.220% due 05/01/2022	2,000	2,000
6.000% due 05/01/2014	3,075	3,433
California State Department of Water Resources Revenue Bonds, Series 2005
0.200% due 05/01/2022	2,000	2,000
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.210% due 10/01/2026	3,575	3,575
0.210% due 10/01/2036	2,700	2,700
California State Health Facilities Financing Authority Revenue Bonds, Series 2002
0.180% due 09/01/2025	1,300	1,300
California State Health Facilities Financing Authority Revenue Bonds, Series 2005
0.290% due 07/01/2035	2,000	2,000
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,600	1,620
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.200% due 09/01/2037	900	900
California State Municipal Finance Authority Certificates of Participation Notes, Series 2009
3.000% due 02/01/2011	500	499
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	700	700
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.200% due 08/15/2041	400	400
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,223
Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2012	790	791
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	4,490	5,023
Irvine, California Special Assessment Bonds, Series 1994
0.200% due 09/02/2020	409	409
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2009
0.200% due 07/01/2023	700	700
Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.500% due 05/15/2012	2,980	3,118
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,098
Newport Beach, California Revenue Bonds, Series 2008
0.220% due 12/01/2040	1,000	1,000
Newport Beach, California Revenue Bonds, Series 2009
4.000% due 12/01/2038	350	361
Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
0.280% due 08/01/2029	390	390
Pasadena, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	1,465	1,518
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008
0.420% due 04/01/2038	1,970	1,970
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.210% due 04/01/2030	2,190	2,190
San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,400	1,459
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	3,000	3,316
San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2009
5.000% due 07/15/2013	1,000	1,115
Santa Clara, California Revenue Bonds, Series 2008
0.210% due 07/01/2034	2,000	2,000
Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
3.000% due 08/01/2011	150	153
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	590
Southern California State Public Power Authority Revenue Bonds, Series 2008
0.200% due 07/01/2020	2,200	2,200

		59,751

COLORADO 2.3%
Colorado Springs, Colorado Revenue Bonds, Series 2007
0.300% due 11/01/2026	1,700	1,700
Colorado Springs, Colorado School District No. 11 Facilities Corp. Certificates of Participation Notes, Series 2009
3.000% due 12/01/2011	550	568
Colorado State Health Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	300	321
Colorado State Health Facilities Authority Revenue Notes, (FSA Insured), Series 2003
4.000% due 05/15/2011	945	971
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.200% due 12/01/2029	990	990
0.200% due 12/01/2031	2,200	2,200

		6,750

CONNECTICUT 0.6%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2003
0.230% due 07/01/2038	1,700	1,700

DISTRICT OF COLUMBIA 0.9%
District of Columbia Certificates of Participation Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 01/01/2013	150	160
District of Columbia Revenue Bonds, Series 1998
0.200% due 08/15/2038	1,575	1,575
District of Columbia Revenue Bonds, Series 2007
0.190% due 04/01/2041	1,000	1,000

		2,735

FLORIDA 5.0%
Collier County, Florida Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	350	360
Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.170% due 10/01/2034	2,000	2,000
Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
0.220% due 10/01/2036	1,935	1,935
Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.130% due 10/01/2035	1,200	1,200
Gulf Breeze, Florida Revenue Bonds, (NPFGC Insured), Series 1997
2.934% due 12/01/2017	500	443
Lakeland, Florida Revenue Notes, Series 2009
1.000% due 10/01/2012	4,300	4,340
Manatee County, Florida School District Certificates of Participation Notes, (FSA Insured), Series 2008
4.500% due 07/01/2011	1,000	1,043
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.210% due 08/01/2022	2,500	2,500
Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013 (a)	1,000	1,123

		14,944

GEORGIA 0.9%
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2010	1,150	1,155
5.000% due 03/15/2012	1,325	1,392

		2,547

ILLINOIS 4.3%
Chicago, Illinois General Obligation Bonds, Series 2002
0.260% due 01/01/2037	1,600	1,600
Chicago, Illinois General Obligation Bonds, Series 2003
0.200% due 01/01/2034	1,100	1,100
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,478
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,062
Illinois State General Obligation Notes, Series 2009
4.000% due 04/26/2010	900	910
Illinois State Revenue Notes, Series 2009
2.000% due 06/10/2010	2,000	2,013
5.000% due 06/15/2011	1,500	1,588
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (NPFGC-FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	906
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,876
Melrose Park, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	125
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (NPFGC-FGIC Insured), Series 2004
0.000% due 10/01/2010	15	15

		12,673

INDIANA 0.4%
Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,240

IOWA 0.6%
Iowa State University Revenue Notes, Series 2009
3.000% due 01/01/2013	1,775	1,824

KANSAS 0.3%
Kansas State Development Finance Authority Revenue Notes, Series 2009
3.000% due 11/15/2011	450	461
Wichita, Kansas Water & Sewer Utility Revenue Notes, (NPFGC-FGIC Insured), Series 2003
5.000% due 10/01/2010	355	367

		828
LOUISIANA 1.8%
Jefferson, Louisiana Sales Tax District Revenue Notes, (AGC Insured), Series 2009
4.000% due 12/01/2010	730	748
Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	4,370	4,618

		5,366

MASSACHUSETTS 6.1%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
4.191% due 07/01/2020	6,505	5,693
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.697% due 11/01/2019	1,500	1,318
Massachusetts State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.500% due 11/01/2013	2,525	2,911
Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,645
Massachusetts State General Obligation Notes, Series 2009
2.500% due 05/27/2010	2,000	2,017
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.180% due 11/01/2049	100	100
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.200% due 12/01/2037	700	700
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.180% due 08/15/2034	700	700
Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2008
4.000% due 12/01/2010	255	261
Massachusetts State Revenue Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 01/01/2016	2,700	2,619

		17,964

MICHIGAN 2.7%
Clintondale, Michigan Community Schools General Obligation Notes, (NPFGC-FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,010
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,135	2,286
Michigan State Hospital Finance Authority Revenue Notes, Series 2009
3.000% due 11/15/2010	1,000	1,006
Michigan State Municipal Bond Authority Revenue Notes, (Q-SBLF Insured), Series 2009
3.000% due 05/01/2010	385	387
5.000% due 05/01/2011	1,625	1,705
Michigan State Municipal Bond Authority Revenue Notes, Series 2009
3.000% due 05/01/2010	530	533
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	542
Royal Oak, Michigan Hospital Finance Authority Revenue Notes, Series 2009
4.000% due 08/01/2013	500	513

		7,982

MINNESOTA 1.1%
Dilworth-Glyndon-Felton, Minnesota Independent School District No. 2641 General Obligation Notes, Series 2007
4.000% due 02/01/2013	215	235
Minnesota State Housing Finance Agency Revenue Notes, Series 2009
2.000% due 08/01/2012	425	435
Nobles County, Minnesota General Obligation Notes, Series 2009
3.000% due 08/01/2012	2,500	2,630

		3,300

MISSISSIPPI 0.3%
De Soto County, Mississippi General Obligation Notes, Series 2009
3.000% due 11/01/2012	250	261
Mississippi State Development Bank Special Obligation Revenue Notes, (AGC Insured), Series 2009
3.000% due 07/01/2011	700	717

		978

MISSOURI 2.4%
Lafayette County, Missouri School District No. C-1 General Obligation Notes, Series 2009
2.000% due 03/01/2010	500	501
Lee’s Summit, Missouri Industrial Development Authority Revenue Notes, Series 2007
5.000% due 08/15/2010	520	526
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	1,500	1,539
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.250% due 09/01/2030	2,600	2,600
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.220% due 02/15/2034	1,100	1,100
St. Louis, Missouri Municipal Finance Corp. Revenue Notes, Series 2009
1.800% due 02/15/2011	750	757

		7,023

MONTANA 0.0%
Yellowstone County, Montana Revenue Notes, Series 2009
3.000% due 09/01/2012	70	73

NEVADA 1.6%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,303
Clark County, Nevada School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
5.000% due 06/15/2013	250	277

		4,580

NEW HAMPSHIRE 1.3%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.200% due 07/01/2033	1,075	1,075
0.350% due 07/01/2033	805	805
New Hampshire State Municipal Bond Bank Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 02/15/2014	1,725	1,974

		3,854

NEW JERSEY 0.5%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	300	359
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,010	1,060

		1,419

NEW YORK 10.8%
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
0.000% due 09/01/2015	5,000	4,796
New York City, New York General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
5.250% due 08/01/2010	55	55
New York City, New York General Obligation Bonds, Series 1993
0.200% due 08/01/2021	1,375	1,375
0.240% due 08/01/2019	900	900
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.607% due 03/01/2020	1,500	1,107
0.657% due 03/01/2022	8,000	5,567
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	3,000	3,133
5.500% due 11/01/2026	100	107
New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,283
New York State Dormitory Authority Revenue Bonds, Series 1990
0.200% due 07/01/2025	1,300	1,300
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	885
New York State Dormitory Authority Revenue Bonds, Series 2003
0.230% due 02/15/2031	600	600
New York State Dormitory Authority Revenue Bonds, Series 2008
0.200% due 07/01/2037	600	600
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,400	1,561
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 1995
0.220% due 06/01/2020	1,000	1,000
New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.000% due 06/01/2012	3,000	3,273
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	140	147
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,138
Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.180% due 12/01/2037	1,300	1,300
Tompkins County, New York Industrial Development Agency Revenue Bonds, Series 2008
0.220% due 07/01/2037	800	800

		31,927

NORTH CAROLINA 1.2%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	326
Mecklenburg County, North Carolina General Obligation Bonds, Series 2000
0.220% due 02/01/2017	1,600	1,600
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2009
3.000% due 01/01/2011	665	675
3.000% due 01/01/2013	1,040	1,069

		3,670

OHIO 4.2%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,037
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,922
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2009
5.000% due 02/15/2017	500	539
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	799
Ohio State General Obligation Notes, Series 2009
5.000% due 08/01/2013	3,000	3,378
Ohio State Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,204
Ohio State Water Development Authority Revenue Bonds, Series 2006
0.210% due 12/01/2033	200	200
Ohio State Water Development Authority Revenue Notes, Series 2004
5.000% due 06/01/2013	1,175	1,321
University of Cincinnati, Ohio Revenue Notes, Series 2009
2.000% due 06/01/2011	1,000	1,012
2.000% due 06/01/2012	1,010	1,018

		12,430

OKLAHOMA 0.1%
Oklahoma State Municipal Power Authority Revenue Bonds, Series 2005
0.210% due 01/01/2023	200	200
OREGON 1.3%
Oregon State Department of Transportation Revenue Bonds, Series 2006
0.190% due 11/15/2026	2,000	2,000
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	814
5.000% due 10/01/2012	435	449
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 03/15/2013 (a)	500	536

		3,799

PENNSYLVANIA 4.1%
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
3.000% due 10/01/2047	500	503
Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2009
3.000% due 11/01/2010	1,000	1,011
Dauphin County, Pennsylvania General Obligation Notes, Series 2009
3.000% due 11/15/2011	200	208
Pennsylvania State Economic Development Financing Authority Revenue Notes, Series 2009
5.000% due 10/15/2010	2,000	2,040
Pennsylvania State General Obligation Notes, Series 2008
5.000% due 02/15/2011	2,000	2,102
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 08/15/2010	700	711
Pennsylvania State Turnpike Commission Revenue Notes, Series 2009
0.790% due 12/01/2011	5,000	5,006
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	554

		12,135

SOUTH CAROLINA 2.6%
South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.210% due 10/01/2039	1,280	1,280
South Carolina State Public Service Authority Revenue Notes, Series 2009
3.500% due 01/01/2011	975	1,004
4.000% due 01/01/2011	5,200	5,379

		7,663

TENNESSEE 3.5%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	75	77
Shelby County, Tennessee General Obligation Bonds, Series 2006
0.300% due 12/01/2031	1,775	1,775
Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 02/01/2010	4,825	4,838
5.000% due 09/01/2015	3,550	3,741

		10,431

TEXAS 6.0%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
3.000% due 03/01/2011	1,315	1,353
Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Notes, Series 2009
4.000% due 11/01/2011	2,000	2,096
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,202
Laredo, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 02/15/2013	815	868
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, (AGC Insured), Series 2009
5.000% due 09/01/2012	2,010	2,141
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 11/15/2010	685	708
Texas State General Obligation Notes, Series 2008
5.000% due 10/01/2011	2,000	2,147
Texas State Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	405
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	415
Texas State Municipal Power Agency Revenue Bonds, (NPFGC Insured), Series 1993
0.000% due 09/01/2016	3,380	2,555
Texas State Revenue Notes, Series 2009
2.500% due 08/31/2010	2,000	2,028

		17,918

UTAH 0.1%
Utah State South Valley Sewer District Revenue Notes, Series 2009
4.000% due 01/01/2011	400	414

VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Revenue Notes, Series 2009
5.000% due 10/01/2010	375	383

VIRGINIA 0.7%
Virginia State College Building Authority Revenue Bonds, Series 2006
0.210% due 02/01/2026	400	400
Virginia State Public Building Authority Revenue Notes, Series 2009
5.000% due 08/01/2011	1,000	1,069
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	615	643

		2,112

WASHINGTON 4.4%
Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	530	592
Everett, Washington Water & Sewer Revenue Notes, (NPFGC Insured), Series 2003
4.500% due 07/01/2011	1,495	1,577
Washington State Energy Northwest Revenue Bonds, Series 2003
0.170% due 07/01/2017	2,050	2,050
Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013 (a)	500	525
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,324

		13,068

WEST VIRGINIA 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	25	26

WISCONSIN 1.5%
Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	1,520	1,566
Wisconsin State Clean Water Revenue Notes, Series 2009
4.000% due 07/01/2012	1,000	1,073
Wisconsin State Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.500% due 05/01/2010	1,265	1,282
4.500% due 11/01/2010	535	539

		4,460

WYOMING 0.4%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	1,155	1,209

Total Municipal Bonds & Notes (Cost $290,500)		288,510

MORTGAGE-BACKED SECURITIES 0.8%
Countrywide Alternative Loan Trust
2.044% due 11/25/2035	1,425	693
2.584% due 11/25/2035	1,618	829
Residential Accredit Loans, Inc.
0.381% due 02/25/2047	2,154	931

Total Mortgage-Backed Securities (Cost $3,285)		2,453

Total Investments 99.4% (Cost $297,331)		$294,743
Other Assets and Liabilities (Net) 0.6%		1,904

Net Assets 100.0%		$296,647

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
California	$0	$59,751	$0	$59,751
Florida	0	14,944	0	14,944
Massachusetts	0	17,964	0	17,964
New York	0	31,927	0	31,927
Texas	0	17,918	0	17,918
Other Investments+++	0	152,239	0	152,239

Investments, at value	$0	$294,743	$0	$294,743

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Financial Derivative Instruments++++	$(3,560)	$0	$0	$0	$3,560	$0	$0	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Short-Term Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
CSC Holdings LLC
2.004% due 03/29/2016		$2,449	$2,401
Daimler Finance North America LLC
4.240% due 08/03/2012		15,542	15,193
HCA, Inc.
2.532% due 11/17/2013		2,748	2,630

Total Bank Loan Obligations (Cost $20,154)			20,224

CORPORATE BONDS & NOTES 38.1%
BANKING & FINANCE 28.3%
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		3,000	3,064
American Express Bank FSB
0.361% due 05/29/2012		8,362	8,147
0.384% due 06/12/2012		1,869	1,820
5.500% due 04/16/2013		1,350	1,440
5.550% due 10/17/2012		2,100	2,247
American Express Centurion Bank
0.384% due 06/12/2012		9,181	8,914
5.550% due 10/17/2012		800	856
American Express Co.
5.250% due 09/12/2011		1,770	1,857
American Express Credit Corp.
0.351% due 02/24/2012		1,585	1,550
0.392% due 06/16/2011		2,550	2,517
1.933% due 06/19/2013		9,000	8,860
5.125% due 08/25/2014		5,000	5,274
5.875% due 05/02/2013		7,600	8,162
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		1,000	1,049
American General Finance Corp.
0.307% due 03/02/2010		3,100	3,043
4.875% due 05/15/2010		7,050	6,953
American International Group, Inc.
0.321% due 01/29/2010		31,600	31,581
5.375% due 10/18/2011		2,200	2,186
5.850% due 01/16/2018		2,100	1,726
6.250% due 03/15/2087		10,000	5,550
ANZ National International Ltd.
6.200% due 07/19/2013		15,550	16,753
BAE Systems Holdings, Inc.
4.750% due 08/15/2010		5,875	5,965
Bank of America Corp.
2.100% due 04/30/2012		3,800	3,837
7.400% due 01/15/2011		18,925	20,038
Bank of Scotland PLC
0.250% due 06/28/2010		13,119	12,957
0.317% due 12/08/2010		2,500	2,455
5.250% due 09/19/2011		4,936	5,114
7.700% due 08/15/2010		6,900	7,004
Barclays Bank PLC
1.054% due 03/16/2012		2,400	2,437
1.055% due 03/05/2012		6,300	6,298
5.200% due 07/10/2014		25,300	26,845
BB&T Corp.
3.850% due 07/27/2012		3,840	3,977
Bear Stearns Cos. LLC
0.444% due 11/28/2011		298	297
0.471% due 02/01/2012		800	796
0.482% due 08/15/2011		4,300	4,303
0.511% due 01/31/2011		145,350	145,613
BNP Paribas
0.783% due 07/21/2011		44,000	44,269
BNP Paribas Capital Trust
9.003% due 12/29/2049		2,000	1,980
BP Capital Markets PLC
3.750% due 06/17/2013		5,000	5,209
Calabash Re Ltd.
11.344% due 01/08/2010		2,300	2,300
Capital One Financial Corp.
6.750% due 09/15/2017		1,500	1,617
Citibank N.A.
1.875% due 06/04/2012		47,000	47,297
Citigroup Funding, Inc.
0.198% due 05/05/2011		2,680	2,679
Citigroup, Inc.
0.361% due 05/18/2011		5,000	4,916
0.379% due 03/16/2012		15,133	14,593
2.125% due 04/30/2012		12,000	12,135
2.875% due 12/09/2011		72,905	75,127
4.125% due 02/22/2010		4,082	4,097
5.500% due 04/11/2013		2,000	2,075
6.000% due 02/21/2012		31,600	33,377
6.125% due 11/21/2017		2,480	2,504
6.500% due 01/18/2011		23,400	24,476
6.500% due 08/19/2013		29,100	31,022
Commonwealth Bank of Australia
0.282% due 08/27/2014		35,600	35,642
0.704% due 07/12/2013		2,900	2,893
Credit Suisse USA, Inc.
6.125% due 11/15/2011		300	324
Danske Bank A/S
0.612% due 05/24/2012		80,700	80,487
Dexia Credit Local
0.899% due 09/23/2011		61,150	61,698
1.875% due 09/30/2011		50,000	50,194
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,750	2,833
Ford Motor Credit Co. LLC
1.854% due 01/15/2010		16,116	16,136
5.504% due 06/15/2011		2,000	1,982
5.700% due 01/15/2010		5,000	5,000
7.250% due 10/25/2011		5,000	5,052
7.375% due 02/01/2011		6,500	6,634
7.875% due 06/15/2010		24,000	24,365
8.625% due 11/01/2010		8,900	9,166
9.750% due 09/15/2010		21,250	21,930
General Electric Capital Corp.
0.253% due 12/21/2012		80,600	80,702
0.323% due 03/15/2012		32,500	31,524
0.332% due 01/26/2011		19,000	18,934
0.352% due 04/24/2012		39,000	39,104
0.374% due 06/12/2012		3,200	3,088
0.514% due 09/15/2014		10,975	10,366
2.250% due 03/12/2012		80,350	81,558
GMAC LLC
0.253% due 12/19/2012		36,200	36,267
Goldman Sachs Group, Inc.
0.371% due 06/22/2010		1,000	1,004
6.600% due 01/15/2012		100	109
6.750% due 10/01/2037		1,400	1,444
HSBC Bank USA N.A.
4.625% due 04/01/2014		1,500	1,567
HSBC Capital Funding LP
4.610% due 12/29/2049		150	128
HSBC Finance Corp.
0.485% due 08/09/2011		29,465	28,909
0.534% due 01/15/2014		138	130
0.552% due 04/24/2012		4,500	4,343
0.604% due 09/14/2012		5,400	5,199
0.634% due 07/19/2012		13,600	13,123
0.686% due 06/01/2016		691	632
5.000% due 04/15/2011		1,420	1,452
5.700% due 06/01/2011		786	821
5.900% due 06/19/2012		2,500	2,673
6.750% due 05/15/2011		9,820	10,382
ING Bank NV
2.625% due 02/09/2012		46,900	47,952
ING USA Global Funding Trust
0.440% due 10/01/2010		6,000	5,962
International Bank for Reconstruction & Development
0.430% due 03/04/2011		12,800	12,847
International Lease Finance Corp.
0.482% due 05/24/2010		15,018	14,602
0.684% due 01/15/2010		9,000	8,977
4.875% due 09/01/2010		2,750	2,642
5.000% due 04/15/2010		17,338	17,079
5.625% due 09/15/2010		3,253	3,218
JPMorgan Chase & Co.
0.378% due 12/21/2011		300	299
0.454% due 01/17/2011		700	700
0.501% due 12/26/2012		38,800	39,194
6.750% due 02/01/2011		1,600	1,688
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		300	322
KeyBank N.A.
2.507% due 06/02/2010		20,200	20,324
Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012		900	965
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		9,700	1,940
Lloyds TSB Bank PLC
1.071% due 04/01/2011		65,000	65,481
1.287% due 04/02/2012		68,400	69,589
2.300% due 04/01/2011		12,400	12,574
12.000% due 12/29/2049		2,500	2,455
Longpoint Re Ltd.
5.504% due 11/08/2011		4,700	4,719
M&I Marshall & Ilsley Bank
0.353% due 02/12/2010		1,000	998
Macquarie Bank Ltd.
2.600% due 01/20/2012		13,300	13,587
Merna Reinsurance Ltd.
0.901% due 07/07/2010		3,000	2,943
Merrill Lynch & Co., Inc.
0.472% due 02/15/2011		7,075	6,921
0.481% due 11/01/2011		5,300	5,205
0.482% due 07/25/2011		200	197
0.485% due 06/05/2012		20,800	20,193
5.450% due 02/05/2013		200	211
MetLife of Connecticut Institutional Funding Ltd.
0.734% due 06/15/2011		7,500	7,317
Metropolitan Life Global Funding I
0.312% due 05/17/2010		2,180	2,178
0.504% due 03/15/2012		10,290	10,141
2.157% due 06/10/2011		30,100	30,715
2.875% due 09/17/2012		7,610	7,675
5.125% due 04/10/2013		4,440	4,707
Monumental Global Funding II
0.232% due 05/26/2010		33,800	33,662
Monumental Global Funding III
0.232% due 05/26/2010		5	5
Morgan Stanley
0.534% due 01/18/2011		6,150	6,122
0.534% due 01/09/2012		25,908	25,627
0.764% due 10/15/2015		28,000	26,295
5.050% due 01/21/2011		5,425	5,628
6.000% due 04/28/2015		1,800	1,920
Mystic Re Ltd.
10.254% due 06/07/2011		1,400	1,429
National Australia Bank Ltd.
0.725% due 02/08/2010		31,400	31,404
National City Bank
0.625% due 06/07/2017		1,800	1,600
4.500% due 03/15/2010		1,750	1,761
6.200% due 12/15/2011		4,400	4,688
National Rural Utilities Cooperative Finance Corp.
1.065% due 07/01/2010		3,400	3,412
Nationwide Building Society
0.452% due 05/17/2012		35,000	34,933
Nomura Europe Finance NV
0.434% due 07/05/2011		3,900	3,799
Piper Jaffray Cos.
4.351% due 12/31/2010		35,000	35,000
Pricoa Global Funding I
0.381% due 01/30/2012		30,390	29,578
0.381% due 06/26/2012		39,400	38,173
0.451% due 09/27/2013		600	562
1.055% due 06/04/2010		23,895	23,911
4.625% due 06/25/2012		4,200	4,351
5.400% due 10/18/2012		1,005	1,049
Principal Life Income Funding Trusts
0.653% due 09/17/2010		2,900	2,898
Rabobank Nederland NV
3.375% due 02/19/2013		3,000	3,087
11.000% due 06/29/2049		2,480	3,032
Regions Bank
7.500% due 05/15/2018		700	641
Residential Reinsurance 2007 Ltd.
10.506% due 06/07/2010		3,400	3,490
Residential Reinsurance 2008 Ltd.
7.006% due 06/06/2011		2,000	1,989
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		118,600	118,309
0.972% due 05/11/2012		42,600	43,207
1.183% due 04/23/2012		36,000	36,432
1.450% due 10/20/2011		29,100	29,048
2.625% due 05/11/2012		2,600	2,639
4.875% due 08/25/2014		10,000	10,147
6.990% due 10/29/2049		300	167
Santander Central Hispano Issuances Ltd.
7.625% due 09/14/2010		1,250	1,311
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,200	1,980
Simon Property Group LP
4.600% due 06/15/2010		1,405	1,426
4.875% due 08/15/2010		1,545	1,576
SLM Corp.
0.442% due 07/26/2010		10,000	9,788
4.500% due 07/26/2010		10,000	9,966
Societe Generale Societe de Credit Fonciere
1.033% due 06/19/2013		10,000	9,967
State Street Bank and Trust Co.
0.457% due 12/08/2015		5,700	5,304
State Street Capital Trust III
8.250% due 03/15/2042		14,000	14,347
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	95
Suncorp-Metway Ltd.
0.628% due 12/17/2010		25,000	25,062
1.784% due 07/16/2012		25,000	25,870
SunTrust Banks, Inc.
7.750% due 05/01/2010		1,970	2,007
Svensk ExportKredit AB
4.500% due 09/27/2010		28,100	28,917
Svenska Handelsbanken AB
1.254% due 09/14/2012		11,900	11,848
Swedbank AB
0.734% due 01/14/2013		48,100	48,003
2.800% due 02/10/2012		15,400	15,740
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		19,200	20,683
UBS AG
1.501% due 09/29/2011		25,700	25,650
UBS Preferred Funding Trust I
8.622% due 10/29/2049		1,000	931
UBS Preferred Funding Trust V
6.243% due 05/29/2049		4,700	3,725
UFJ Finance Aruba AEC
6.750% due 07/15/2013		50	56
Union Planters Corp.
4.375% due 12/01/2010		2,760	2,756
7.750% due 03/01/2011		5,000	4,973
US Central Federal Credit Union
1.250% due 10/19/2011		34,400	34,406
1.900% due 10/19/2012		2,500	2,500
USB Capital IX
6.189% due 10/29/2049		100	81
Vita Capital III Ltd.
1.390% due 01/01/2011		2,200	2,122
Wachovia Corp.
0.414% due 10/15/2011		12,780	12,643
0.471% due 08/01/2013		220	212
Wells Fargo & Co.
0.384% due 01/12/2011		27,200	27,192
7.980% due 03/29/2049		200	201
Wells Fargo Bank N.A.
0.482% due 05/16/2016		3,000	2,661
Wells Fargo Capital X
5.950% due 12/15/2086		2,000	1,750
Western Corporate Federal Credit Union
1.750% due 11/02/2012		15,000	14,943
Westpac Banking Corp.
3.250% due 12/16/2011		7,600	7,850
WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010		3,325	3,417

			2,777,424

INDUSTRIALS 5.0%
Altria Group, Inc.
8.500% due 11/10/2013		500	578
BHP Billiton Finance USA Ltd.
5.000% due 12/15/2010		1,600	1,666
Clorox Co.
4.200% due 01/15/2010		500	500
Comcast Corp.
5.450% due 11/15/2010		5,250	5,427
5.850% due 01/15/2010		2,050	2,052
Cox Communications, Inc.
4.625% due 01/15/2010		770	771
6.750% due 03/15/2011		2,693	2,832
7.750% due 11/01/2010		3,000	3,141
CSC Holdings, Inc.
7.625% due 04/01/2011		3,500	3,631
CVS Caremark Corp.
0.556% due 06/01/2010		26,042	26,056
1.756% due 09/10/2010		100	101
Devon Financing Corp. ULC
6.875% due 09/30/2011		4,000	4,347
Devon OEI Operating, Inc.
7.250% due 10/01/2011		39,414	43,018
DISH DBS Corp.
6.375% due 10/01/2011		10,050	10,402
Dow Chemical Co.
2.525% due 08/08/2011		22,000	22,399
4.850% due 08/15/2012		2,400	2,524
6.000% due 10/01/2012		10,000	10,764
6.125% due 02/01/2011		4,000	4,171
El Paso Corp.
7.000% due 05/15/2011		1,750	1,797
7.750% due 06/15/2010		2,000	2,026
Energy Transfer Partners LP
5.650% due 08/01/2012		1,100	1,170
Enterprise Products Operating LLC
4.950% due 06/01/2010		400	405
Erac USA Finance Co.
5.800% due 10/15/2012		800	839
Florida Gas Transmission Co. LLC
7.625% due 12/01/2010		5,000	5,251
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		1,500	1,637
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		2,500	2,603
General Mills, Inc.
0.413% due 01/22/2010		23,080	23,081
Georgia-Pacific LLC
8.125% due 05/15/2011		17,625	18,594
9.500% due 12/01/2011		3,000	3,255
Halliburton Co.
5.500% due 10/15/2010		50	52
Hewlett-Packard Co.
0.366% due 03/01/2012		100	100
1.306% due 05/27/2011		30,000	30,423
2.250% due 05/27/2011		3,438	3,488
Kerr-McGee Corp.
6.875% due 09/15/2011		250	269
Kinder Morgan Energy Partners LP
6.750% due 03/15/2011		7,355	7,780
Masco Corp.
0.554% due 03/12/2010		3,205	3,192
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		3,676	3,704
PACCAR, Inc.
1.428% due 09/14/2012		18,300	18,547
Reynolds American, Inc.
0.954% due 06/15/2011		9,600	9,515
Roche Holdings, Inc.
2.262% due 02/25/2011		75,000	76,607
Shell International Finance BV
1.300% due 09/22/2011		35,400	35,506
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		400	432
6.125% due 08/17/2026		900	956
Southwest Airlines Co.
10.500% due 12/15/2011		5,000	5,424
SUPERVALU, Inc.
7.500% due 11/15/2014		2,000	2,035
Teck Resources Ltd.
7.000% due 09/15/2012		1,500	1,592
Time Warner, Inc.
6.875% due 05/01/2012		4,920	5,389
Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011		3,000	3,228
8.875% due 07/15/2012		2,000	2,294
Williams Cos., Inc.
2.290% due 10/01/2010		41,625	41,608
6.375% due 10/01/2010		13,000	13,238
8.125% due 03/15/2012		1,000	1,098
XTO Energy, Inc.
4.625% due 06/15/2013		16,500	17,556
7.500% due 04/15/2012		956	1,067

			490,138

UTILITIES 4.8%
AES Corp.
9.375% due 09/15/2010		9,700	10,064
AT&T, Inc.
5.300% due 11/15/2010		3,500	3,639
CMS Energy Corp.
1.234% due 01/15/2013		9,000	8,145
Deutsche Telekom International Finance BV
5.375% due 03/23/2011		350	365
8.500% due 06/15/2010		23,100	23,875
Enel Finance International S.A.
5.700% due 01/15/2013		19,900	21,492
France Telecom S.A.
7.750% due 03/01/2011		1,070	1,147
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		21,300	21,619
Koninklijke KPN NV
8.000% due 10/01/2010		29,130	30,593
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		9,050	9,726
NGPL PipeCo. LLC
6.514% due 12/15/2012		15,810	17,195
Ohio Power Co.
0.464% due 04/05/2010		2,040	2,040
Progress Energy, Inc.
0.734% due 01/15/2010		5,000	5,000
PSEG Power LLC
6.950% due 06/01/2012		143	156
Qatar Petroleum
5.579% due 05/30/2011		5,449	5,602
Qwest Corp.
7.875% due 09/01/2011		2,000	2,105
Sprint Capital Corp.
7.625% due 01/30/2011		9,400	9,670
Sprint Nextel Corp.
0.651% due 06/28/2010		45,035	44,331
Telecom Italia Capital S.A.
0.761% due 02/01/2011		13,007	12,956
0.894% due 07/18/2011		14,540	14,485
4.000% due 01/15/2010		22,105	22,122
4.875% due 10/01/2010		7,672	7,854
6.175% due 06/18/2014		29,500	32,006
6.200% due 07/18/2011		14,560	15,417
Telefonica Emisiones SAU
0.609% due 02/04/2013		43,790	43,148
Telefonica Europe BV
7.750% due 09/15/2010		12,938	13,537
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		3,950	3,965
Verizon Communications, Inc.
5.350% due 02/15/2011		500	521
Verizon Global Funding Corp.
7.375% due 09/01/2012		1,080	1,218
Verizon Wireless Capital LLC
2.869% due 05/20/2011		47,700	49,339
3.750% due 05/20/2011		4,000	4,126
Vodafone Group PLC
0.536% due 02/27/2012		11,500	11,464
0.594% due 06/15/2011		1,342	1,343
7.750% due 02/15/2010		21,719	21,886

			472,151

Total Corporate Bonds & Notes (Cost $3,691,781)			3,739,713

CONVERTIBLE BONDS & NOTES 0.8%
National City Corp.
4.000% due 02/01/2011		46,904	48,018
U.S. Bancorp
0.000% due 12/11/2035		26,625	26,259

Total Convertible Bonds & Notes (Cost $71,927)			74,277

MUNICIPAL BONDS & NOTES 0.3%
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		600	525
California State General Obligation Bonds, Series 2007
5.000% due 12/01/2037		40	36
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		10,100	10,335
6.000% due 04/01/2038		100	102
7.550% due 04/01/2039		3,850	3,735
California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032		500	486
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034		1,900	1,900
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024		700	703
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028		700	659
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039		500	514
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040		1,000	1,121
Oklahoma State University Revenue Notes, Series 2009
2.553% due 08/01/2011		3,000	3,014
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		3,800	3,805
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		400	400

Total Municipal Bonds & Notes (Cost $27,032)			27,335

U.S. GOVERNMENT AGENCIES 36.7%
Fannie Mae
0.152% due 05/13/2011		100,000	99,970
0.291% due 12/25/2036 - 07/25/2037		5,221	4,763
0.351% due 06/29/2012 - 03/25/2034		13,125	13,114
0.361% due 03/25/2036		674	570
0.381% due 08/25/2034		676	622
0.431% due 10/27/2037		300	285
0.531% due 03/25/2036		3,344	3,290
0.581% due 05/25/2042 - 03/25/2044		2,491	2,377
0.631% due 06/25/2032 - 09/25/2032		130	123
0.681% due 10/25/2030		19	18
0.700% due 09/17/2027		10	10
0.750% due 02/25/2022 - 07/18/2027		38	38
0.831% due 10/25/2017		264	263
0.850% due 08/25/2022		18	18
0.900% due 12/25/2022		15	15
0.950% due 09/25/2022		7	7
1.000% due 11/23/2011		17,900	17,867
1.100% due 02/25/2023		5	5
1.131% due 04/25/2032		10	10
1.400% due 09/25/2023		120	122
1.750% due 04/15/2011		40,000	40,125
1.828% due 10/01/2044		2,335	2,268
1.832% due 06/01/2043 - 07/01/2044		9,684	9,650
2.000% due 03/02/2011		46,020	46,151
2.125% due 04/15/2011		1,000	1,004
2.520% due 02/01/2018		22	22
2.522% due 05/01/2021 - 04/01/2029		176	179
2.640% due 01/01/2029		36	36
2.823% due 11/01/2035		920	934
2.970% due 08/01/2026		17	17
3.079% due 09/01/2034		1,078	1,096
3.155% due 10/01/2023		34	35
3.217% due 01/01/2036		319	318
3.295% due 09/01/2035		394	403
3.349% due 12/01/2040		380	393
3.395% due 05/01/2036		11,132	11,351
3.499% due 01/01/2032		489	497
3.535% due 07/01/2034		27	28
3.554% due 08/01/2029		1,502	1,536
3.579% due 06/01/2034		15	15
3.975% due 05/01/2036		204	211
4.050% due 11/01/2025		20	20
4.150% due 01/13/2012		5,000	5,005
4.369% due 07/01/2028		30	30
4.500% due 09/25/2025		53	54
4.634% due 07/01/2029		156	160
4.730% due 05/01/2035		568	593
4.962% due 06/01/2035		813	847
5.000% due 01/25/2017 - 03/01/2036		211	216
5.023% due 05/01/2035		395	418
5.154% due 08/01/2035		365	391
5.227% due 12/01/2035		335	352
5.310% due 08/25/2033		358	375
5.500% due 02/01/2014 - 03/01/2038		56,376	59,182
5.542% due 01/01/2036		328	345
5.616% due 03/01/2036		392	413
5.752% due 12/01/2036		150	158
5.874% due 12/01/2036		159	168
5.926% due 06/01/2036		231	246
5.950% due 02/25/2044		765	819
6.000% due 02/01/2019 - 01/01/2039		163,778	173,963
6.500% due 11/01/2028 - 10/25/2042		876	950
7.000% due 03/01/2013		24	26
8.581% due 06/25/2032		403	428
Federal Farm Credit Bank
0.194% due 07/20/2011		42,000	41,997
0.271% due 01/28/2011		30,000	30,028
0.305% due 07/01/2011		16,500	16,525
0.322% due 05/18/2011		65,000	65,111
0.421% due 08/27/2012		85,000	85,420
Federal Home Loan Bank
0.142% due 09/15/2011		12,000	11,992
0.150% due 05/26/2011		49,700	49,701
0.175% due 05/02/2011		50,000	49,985
0.250% due 06/07/2011		200,000	199,821
0.420% due 10/15/2010		1,600	1,599
0.480% due 10/25/2010		45,500	45,480
0.500% due 10/29/2010		4,000	3,999
0.551% due 09/28/2012		10,300	10,330
0.700% due 04/18/2011		36,225	36,191
0.750% due 01/18/2011		36,915	36,976
0.880% due 01/20/2011		45,600	45,673
0.950% due 02/03/2011		67,000	67,235
1.000% due 02/03/2011 - 02/07/2011		13,940	13,967
1.750% due 07/20/2011		2,365	2,367
4.300% due 01/15/2015		1,000	1,001
Federal Housing Administration
6.896% due 07/01/2020		294	292
7.350% due 04/01/2019		147	146
7.430% due 07/01/2021 - 09/01/2022		140	139
7.435% due 02/01/2019		167	167
Freddie Mac
0.110% due 11/09/2011		291,070	290,627
0.158% due 05/05/2011		6,190	6,188
0.189% due 05/04/2011		679,990	680,863
0.208% due 08/05/2011 (e)		429	429
0.264% due 01/14/2011		3,000	3,002
0.271% due 12/25/2036		16,696	16,151
0.327% due 03/09/2011		117,689	117,916
0.331% due 01/28/2011		13,260	13,282
0.334% due 04/07/2011		311,150	311,676
0.350% due 04/01/2011 (e)		435,194	435,975
0.463% due 02/15/2019		52,375	52,420
0.583% due 12/15/2030 - 06/15/2031		247	247
0.633% due 06/15/2031		317	316
0.650% due 01/15/2022		1	1
0.683% due 12/15/2031		10	10
0.900% due 03/15/2020		4	4
1.000% due 03/15/2023		16	16
1.750% due 04/20/2011		113,150	113,556
1.832% due 10/25/2044 - 02/25/2045		9,858	9,325
1.930% due 02/11/2011		22,800	22,833
2.000% due 03/16/2011		26,465	26,532
2.032% due 07/25/2044		12,697	12,103
2.050% due 03/09/2011		43,455	43,571
2.125% due 03/16/2011		27,069	27,147
2.500% due 08/01/2017		59	59
3.431% due 08/01/2035		510	523
4.500% due 02/15/2020 - 12/15/2025		2,161	2,217
5.000% due 01/15/2018 - 08/01/2037		3,746	3,788
5.025% due 08/01/2035		331	348
5.404% due 11/01/2035		336	355
5.500% due 05/01/2013 - 08/15/2030		6,875	7,064
6.500% due 07/25/2043		492	533
6.750% due 08/15/2023		414	425
Ginnie Mae
0.732% due 02/16/2030		184	185
0.832% due 02/16/2030		117	117
0.882% due 02/16/2030		209	209
1.183% due 03/20/2031		780	781
3.625% due 07/20/2022 - 09/20/2029		2,181	2,232
4.000% due 02/20/2032		500	510
4.125% due 10/20/2017 - 10/20/2027		742	759
4.250% due 03/20/2029 - 03/20/2030		788	814
4.375% due 05/20/2021 - 05/20/2030		3,505	3,606
4.500% due 02/20/2019		18	18
5.500% due 01/01/2040		70,000	73,336
6.000% due 01/15/2032 - 03/15/2032		1,288	1,376
7.500% due 02/20/2030		119	129
Small Business Administration
4.340% due 03/01/2024		369	379
4.524% due 02/10/2013		98	102
5.490% due 03/01/2028		270	287

Total U.S. Government Agencies (Cost $3,587,966)			3,605,399

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
1.000% due 10/31/2011		283	283
2.125% due 11/30/2014		59,200	57,817

Total U.S. Treasury Obligations (Cost $58,163)			58,100

MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Assets
0.421% due 05/25/2046		4,004	2,089
0.421% due 09/25/2046		1,621	785
0.441% due 10/25/2046		6,790	3,455
1.244% due 02/25/2047		1,743	814
1.464% due 11/25/2046		3,348	1,573
American Home Mortgage Investment Trust
2.231% due 02/25/2045		241	192
2.698% due 10/25/2034		2,003	1,498
5.000% due 09/25/2035		1,518	1,327
5.660% due 09/25/2045		1,322	1,044
Banc of America Funding Corp.
4.531% due 02/20/2036		6,223	5,378
6.086% due 01/20/2047		429	304
Banc of America Mortgage Securities, Inc.
4.581% due 07/20/2032		231	204
5.404% due 02/25/2036		428	329
6.500% due 09/25/2033		582	589
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		568	509
2.530% due 08/25/2035		111	97
2.940% due 03/25/2035		6,759	5,922
3.131% due 11/25/2034		1,949	1,803
3.228% due 11/25/2030		166	155
3.708% due 01/25/2034		199	188
3.770% due 01/25/2034		523	463
3.782% due 11/25/2034		17,219	14,060
4.462% due 10/25/2035		500	424
4.991% due 01/25/2035		352	301
5.436% due 05/25/2047		4,112	2,914
Bear Stearns Alt-A Trust
0.391% due 02/25/2034		1,869	1,257
5.310% due 05/25/2035		548	388
5.378% due 09/25/2035		7,020	4,704
5.654% due 11/25/2036		5,419	3,052
5.672% due 01/25/2036		4,376	2,576
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		14	14
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		2,004	1,944
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		15,452	9,545
5.673% due 12/26/2046		7,927	4,492
CC Mortgage Funding Corp.
0.361% due 05/25/2048		4,336	1,759
0.481% due 08/25/2035		691	418
Chase Mortgage Finance Corp.
5.428% due 03/25/2037		1,577	1,250
Citicorp Mortgage Securities, Inc.
5.250% due 06/25/2034		1,019	1,011
Citigroup Mortgage Loan Trust, Inc.
0.301% due 01/25/2037		1,147	967
2.990% due 12/25/2035		1,483	1,311
4.098% due 08/25/2035		272	222
4.557% due 03/25/2034		327	310
4.641% due 08/25/2035		4,528	3,602
4.900% due 10/25/2035		605	509
5.671% due 07/25/2046		1,186	774
5.978% due 09/25/2037		7,950	5,576
Commercial Mortgage Pass-Through Certificates
4.630% due 05/10/2043		5,301	5,303
Countrywide Alternative Loan Trust
0.313% due 09/20/2046		52	52
0.383% due 05/20/2046		123	117
0.391% due 02/25/2047		386	190
0.411% due 05/25/2047		6,682	3,357
0.413% due 02/20/2047		8,198	3,834
0.421% due 09/25/2046		3,167	1,510
0.428% due 12/20/2046		5,797	2,841
0.441% due 07/25/2046		662	328
0.443% due 07/20/2046		4,254	1,854
0.563% due 11/20/2035		1,792	943
1.544% due 12/25/2035		2,164	1,159
1.544% due 02/25/2036		787	415
5.500% due 08/25/2035		1,173	1,125
5.882% due 02/25/2037		3,637	2,492
6.000% due 04/25/2037		553	374
6.250% due 12/25/2033		33	33
Countrywide Home Loan Mortgage Pass-Through Trust
0.461% due 05/25/2035		578	313
0.521% due 04/25/2035		108	57
0.551% due 03/25/2035		866	430
0.571% due 06/25/2035		11,529	10,160
3.616% due 11/19/2033		430	362
3.750% due 07/19/2031		5	5
6.048% due 09/25/2047		781	545
6.500% due 01/25/2034		25	23
Credit Suisse Mortgage Capital Certificates
5.723% due 06/15/2039		600	482
CS First Boston Mortgage Securities Corp.
0.879% due 03/25/2032		139	118
2.343% due 05/25/2032		2	2
4.625% due 10/25/2034		1,415	1,354
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047		350	331
0.311% due 02/25/2037		405	391
0.321% due 08/25/2037		1,353	1,286
First Horizon Alternative Mortgage Securities
5.500% due 03/25/2035		665	624
First Horizon Asset Securities, Inc.
5.377% due 08/25/2035		1,591	1,373
First Republic Mortgage Loan Trust
0.533% due 08/15/2032		6,867	5,374
0.583% due 11/15/2031		538	458
0.711% due 06/25/2030		456	415
First Union National Bank Commercial Mortgage
6.223% due 12/12/2033		2,000	2,095
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035		6,039	6,175
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		150	152
6.496% due 01/15/2033		1,811	1,861
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		3,688	3,331
0.451% due 06/25/2045		623	324
0.461% due 06/25/2045		288	169
0.501% due 11/25/2045		721	407
Greenwich Capital Acceptance, Inc.
4.232% due 06/25/2024		9	8
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		2,900	2,569
GS Mortgage Securities Corp. II
0.325% due 03/06/2020		5,939	5,652
6.220% due 05/03/2018		136	137
GSR Mortgage Loan Trust
3.336% due 09/25/2035		9,312	8,085
4.092% due 04/25/2036		687	497
5.156% due 01/25/2036		1,724	1,326
6.000% due 03/25/2032		1	1
GSRPM Mortgage Loan Trust
0.631% due 11/25/2031		1,075	1,051
0.931% due 01/25/2032		247	217
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		72	70
0.363% due 04/19/2038		2,070	1,081
0.413% due 07/19/2046		3,487	1,667
0.423% due 07/21/2036		682	350
0.433% due 09/19/2046		940	481
0.453% due 05/19/2035		2,669	1,383
0.473% due 03/19/2036		7,135	3,869
0.603% due 02/19/2034		525	426
5.830% due 08/19/2036		594	367
Impac CMB Trust
1.131% due 10/25/2033		69	57
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		654	362
Indymac ARM Trust
2.819% due 01/25/2032		5	4
2.907% due 01/25/2032		3	2
Indymac IMSC Mortgage Loan Trust
0.411% due 07/25/2047		1,485	677
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		1,287	1,209
0.421% due 09/25/2046		2,570	1,268
0.431% due 06/25/2047		1,377	701
0.441% due 05/25/2046		445	230
0.471% due 07/25/2035		408	230
2.965% due 12/25/2034		86	59
JPMorgan Mortgage Trust
5.022% due 02/25/2035		2,028	1,866
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		239	223
Luminent Mortgage Trust
0.401% due 12/25/2036		1,971	915
0.411% due 12/25/2036		922	438
0.431% due 10/25/2046		685	369
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046		1,223	555
MASTR Alternative Loans Trust
5.000% due 04/25/2019		596	564
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,068	1,086
MASTR Seasoned Securities Trust
6.217% due 09/25/2017		321	317
Mellon Residential Funding Corp.
0.583% due 11/15/2031		1,652	1,560
0.673% due 12/15/2030		4,455	4,016
2.609% due 10/20/2029		2,932	2,773
Merrill Lynch Countrywide Commercial Mortgage Trust
0.000% due 07/09/2021		500	425
Merrill Lynch Floating Trust
0.303% due 06/15/2022		2,215	2,003
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		10,259	7,040
2.067% due 12/25/2032		27	25
Merrill Lynch Mortgage-Backed Securities Trust
5.781% due 04/25/2037		1,611	1,124
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		5,120	3,446
1.231% due 10/25/2035		75	62
4.250% due 10/25/2035		5,768	5,010
Morgan Stanley Capital I
0.294% due 10/15/2020		5,783	5,116
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036		1,700	1,730
7.145% due 09/03/2015		313	319
Morgan Stanley Mortgage Loan Trust
0.451% due 02/25/2047		970	225
5.355% due 06/25/2036		461	424
Prudential Mortgage Capital Co. II LLC
7.306% due 10/06/2015		2,000	2,056
Residential Accredit Loans, Inc.
0.411% due 06/25/2046		2,291	893
0.441% due 04/25/2046		384	143
0.481% due 08/25/2037		1,080	503
0.531% due 08/25/2035		1,915	995
1.904% due 09/25/2045		1,229	606
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		215	211
Residential Asset Securitization Trust
5.750% due 02/25/2036		378	246
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		109	110
Sequoia Mortgage Trust
0.583% due 07/20/2033		3,409	2,458
0.613% due 10/20/2027		1,801	1,483
3.068% due 04/20/2035		1,113	994
3.397% due 01/20/2047		603	448
Structured Adjustable Rate Mortgage Loan Trust
1.881% due 01/25/2035		124	59
3.586% due 02/25/2034		230	191
5.245% due 08/25/2035		1,502	1,044
Structured Asset Mortgage Investments, Inc.
0.331% due 09/25/2047		648	612
0.361% due 03/25/2037		1,702	786
0.421% due 07/25/2046		4,354	2,089
0.451% due 05/25/2036		11,308	5,632
0.451% due 05/25/2046		1,491	717
0.461% due 05/25/2045		930	548
0.483% due 07/19/2035		10,160	8,307
0.511% due 02/25/2036		60	33
0.523% due 07/19/2034		53	44
0.583% due 03/19/2034		861	733
0.893% due 09/19/2032		78	65
Structured Asset Securities Corp.
0.281% due 05/25/2036		187	178
2.607% due 01/25/2032		16	14
2.903% due 07/25/2032		171	131
2.920% due 02/25/2032		219	200
3.716% due 10/25/2035		831	684
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036		1	1
0.341% due 01/25/2037		1,635	1,441
Thornburg Mortgage Securities Trust
0.331% due 03/25/2037		199	193
0.341% due 11/25/2046		5,570	5,359
0.361% due 06/25/2037		186	181
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021		18,723	15,975
WaMu Mortgage Pass-Through Certificates
0.491% due 11/25/2045		253	182
0.501% due 12/25/2045		471	330
0.521% due 10/25/2045		1,014	728
0.541% due 01/25/2045		405	309
0.871% due 12/25/2027		2,879	2,174
1.274% due 01/25/2047		895	545
1.284% due 01/25/2047		1,917	1,065
1.304% due 04/25/2047		2,776	1,513
1.332% due 02/25/2047		4,617	2,504
1.332% due 03/25/2047		3,973	2,158
1.354% due 12/25/2046		3,497	1,946
1.364% due 12/25/2046		1,775	996
1.544% due 02/25/2046		4,515	2,569
1.544% due 08/25/2046		26,367	14,583
1.744% due 11/25/2042		792	521
1.944% due 06/25/2042		1,102	798
1.944% due 08/25/2042		1,125	828
2.044% due 11/25/2046		362	239
2.509% due 02/27/2034		197	160
2.522% due 01/25/2047		505	290
2.772% due 07/25/2046		505	328
2.772% due 08/25/2046		12,647	7,468
2.772% due 09/25/2046		893	503
2.772% due 12/25/2046		2,037	1,106
2.833% due 09/25/2033		6,356	5,823
2.882% due 09/25/2033		2,265	2,246
5.280% due 01/25/2037		1,280	941
5.387% due 02/25/2037		4,757	3,371
5.458% due 04/25/2037		895	615
5.563% due 12/25/2036		813	578
5.565% due 12/25/2036		2,770	1,854
5.635% due 05/25/2037		2,050	1,338
5.673% due 02/25/2037		2,390	1,524
5.834% due 02/25/2037		2,716	1,876
5.920% due 09/25/2036		1,446	1,103
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.514% due 05/25/2046		910	448
Washington Mutual MSC Mortgage Pass-Through Certificates
3.056% due 02/25/2031		3	3
4.414% due 02/25/2033		142	113
Wells Fargo Mortgage-Backed Securities Trust
3.104% due 09/25/2034		776	718
3.108% due 12/25/2034		5,261	4,805
5.589% due 07/25/2036		1,770	1,355

Total Mortgage-Backed Securities (Cost $455,501)			361,226

ASSET-BACKED SECURITIES 4.7%
Aames Mortgage Investment Trust
0.381% due 08/25/2035		54	52
Accredited Mortgage Loan Trust
0.281% due 02/25/2037		370	358
ACE Securities Corp.
0.281% due 12/25/2036		531	440
0.291% due 10/25/2036		55	33
0.321% due 06/25/2037		970	808
Ally Auto Receivables Trust
0.396% due 09/15/2010		7,660	7,662
American Express Issuance Trust
0.433% due 09/15/2011		327	327
AmeriCredit Automobile Receivables Trust
4.235% due 06/06/2012		20,818	21,121
Amortizing Residential Collateral Trust
0.521% due 07/25/2032		63	57
0.931% due 10/25/2031		408	283
0.931% due 08/25/2032		432	289
Amresco Residential Securities Mortgage Loan Trust
1.171% due 06/25/2029		99	58
Asset-Backed Funding Certificates
0.291% due 11/25/2036		1,026	1,019
0.291% due 01/25/2037		2,488	2,396
0.581% due 06/25/2034		1,025	730
Asset-Backed Securities Corp. Home Equity
0.311% due 05/25/2037		605	438
0.506% due 09/25/2034		445	371
BA Credit Card Trust
0.433% due 01/15/2013		2,400	2,391
0.813% due 04/15/2013		1,000	998
Bank of America Auto Trust
1.700% due 12/15/2011		9,300	9,349
Bank One Issuance Trust
0.353% due 05/15/2014		2,400	2,385
Bear Stearns Asset-Backed Securities Trust
0.281% due 11/25/2036		375	351
0.301% due 12/25/2036		604	546
0.316% due 10/25/2036		182	167
0.561% due 01/25/2036		44	42
0.631% due 10/27/2032		191	126
0.681% due 03/25/2043		252	247
0.731% due 11/25/2042		93	81
0.891% due 10/25/2032		1,039	899
1.231% due 10/25/2037		4,083	2,583
Brazos Student Finance Corp.
0.990% due 06/01/2023		101	101
Capital Auto Receivables Asset Trust
0.633% due 02/18/2014		2,000	1,995
1.153% due 03/15/2011		4,047	4,050
1.193% due 12/15/2010		1,039	1,040
1.683% due 10/15/2012		3,400	3,426
Carrington Mortgage Loan Trust
0.281% due 01/25/2037		6,248	5,946
0.551% due 10/25/2035		1,063	979
Cendant Mortgage Corp.
5.984% due 07/25/2043		14	14
Chase Funding Mortgage Loan Asset-Backed Certificates
0.871% due 08/25/2032		61	50
Chase Issuance Trust
0.233% due 07/16/2012		1,000	999
0.633% due 09/17/2012		10,500	10,510
0.683% due 01/15/2012		14,000	14,002
0.683% due 09/17/2012		43,600	43,659
1.033% due 06/15/2012		2,050	2,056
1.783% due 04/15/2014		13,000	13,307
4.230% due 01/15/2013		3,000	3,042
4.960% due 09/17/2012		7,850	8,088
Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011		2,000	2,013
CIT Group Home Equity Loan Trust
0.501% due 06/25/2033		36	26
Citigroup Mortgage Loan Trust, Inc.
0.271% due 12/25/2036		743	626
0.291% due 07/25/2045		1,622	1,173
0.341% due 08/25/2036		609	491
0.341% due 03/25/2037		282	239
Contimortgage Home Equity Trust
0.919% due 03/15/2027		2	2
Countrywide Asset-Backed Certificates
0.281% due 03/25/2037		719	715
0.281% due 05/25/2037		6,840	6,696
0.281% due 07/25/2037		1,539	1,449
0.281% due 03/25/2047		25	25
0.281% due 05/25/2047		637	615
0.281% due 06/25/2047		806	772
0.291% due 03/25/2037		11	11
0.301% due 06/25/2047		750	707
0.311% due 06/25/2037		3,295	3,168
0.311% due 10/25/2047		646	588
0.331% due 08/25/2037		11,400	8,055
0.331% due 09/25/2037		703	656
0.331% due 09/25/2047		1,046	972
0.341% due 10/25/2046		362	352
0.391% due 02/25/2036		132	127
0.411% due 09/25/2036		1,760	1,373
0.421% due 06/25/2036		1,129	936
0.711% due 12/25/2031		61	29
0.971% due 05/25/2032		239	179
1.091% due 05/25/2033		32	19
Countrywide Home Equity Loan Trust
0.373% due 01/15/2037		110	81
Credit-Based Asset Servicing & Securitization LLC
0.291% due 11/25/2036		440	314
0.321% due 12/25/2037		137	136
0.351% due 07/25/2037		1,660	1,134
CS First Boston Mortgage Securities Corp.
0.851% due 01/25/2032		3	3
Daimler Chrysler Auto Trust
1.165% due 07/08/2011		1,118	1,120
Delta Funding Home Equity Loan Trust
1.053% due 09/15/2029		34	18
EMC Mortgage Loan Trust
0.601% due 05/25/2040		137	95
Equity One Asset-Backed Securities, Inc.
0.531% due 04/25/2034		627	389
0.791% due 11/25/2032		885	645
First Franklin Mortgage Loan Asset-Backed Certificates
0.271% due 01/25/2038		376	365
0.301% due 12/25/2037		106	104
0.601% due 12/25/2034		74	66
First NLC Trust
0.301% due 08/25/2037		810	544
Ford Credit Auto Owner Trust
0.295% due 12/15/2010		16,129	16,131
0.357% due 09/15/2010		21,309	21,315
0.796% due 07/15/2010		15,385	15,390
0.988% due 06/15/2010		6,856	6,858
1.133% due 01/15/2011		1,601	1,602
1.210% due 01/15/2012		5,900	5,917
1.433% due 12/15/2010		220	220
1.653% due 06/15/2012		48,750	49,085
2.733% due 05/15/2013		17,200	17,640
Franklin Auto Trust
1.233% due 10/20/2011		16,421	16,444
Fremont Home Loan Trust
0.281% due 10/25/2036		283	251
0.291% due 01/25/2037		811	568
Greenpoint Home Equity Loan Trust
0.593% due 01/15/2030		468	189
GSAMP Trust
0.301% due 10/25/2036		52	45
0.301% due 12/25/2036		1,470	930
0.331% due 01/25/2047		513	495
HFC Home Equity Loan Asset-Backed Certificates
0.523% due 01/20/2034		1,636	1,386
Home Equity Asset Trust
0.291% due 05/25/2037		540	508
1.151% due 02/25/2033		1	0
HSBC Asset Loan Obligation
0.291% due 12/25/2036		1,108	915
HSI Asset Securitization Corp. Trust
0.291% due 05/25/2037		908	851
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037		126	125
0.311% due 07/25/2037		771	747
0.361% due 04/25/2047		368	351
Irwin Home Equity Corp.
0.771% due 07/25/2032		245	120
JPMorgan Mortgage Acquisition Corp.
0.281% due 07/25/2036		331	323
0.281% due 08/25/2036		35	34
0.281% due 10/25/2036		1,428	1,318
0.291% due 03/25/2047		522	378
0.304% due 11/25/2036		67	66
0.311% due 03/25/2037		668	617
Lehman ABS Mortgage Loan Trust
0.321% due 06/25/2037		757	395
Lehman XS Trust
0.311% due 11/25/2046		905	900
0.381% due 04/25/2037		3,617	2,220
Long Beach Mortgage Loan Trust
0.271% due 11/25/2036		13	13
0.411% due 08/25/2035		14	14
0.511% due 10/25/2034		359	277
0.931% due 03/25/2032		71	50
MASTR Asset-Backed Securities Trust
0.281% due 11/25/2036		380	292
0.281% due 01/25/2037		536	175
0.291% due 11/25/2036		382	379
0.311% due 05/25/2037		522	472
MBNA Credit Card Master Note Trust
0.273% due 11/15/2012		300	299
4.100% due 10/15/2012		3,500	3,542
Merrill Lynch First Franklin Mortgage Loan Trust
0.291% due 07/25/2037		1,690	1,605
Merrill Lynch Mortgage Investors, Inc.
0.301% due 07/25/2037		34	33
0.311% due 09/25/2037		8	2
0.351% due 02/25/2037		933	551
Morgan Stanley ABS Capital I
0.271% due 09/25/2036		2	2
0.271% due 10/25/2036		648	628
0.271% due 01/25/2037		763	720
0.281% due 10/25/2036		291	285
0.281% due 11/25/2036		835	819
0.291% due 05/25/2037		2,651	2,252
0.331% due 09/25/2036		125	104
1.031% due 07/25/2037		1,289	1,162
Morgan Stanley Home Equity Loan Trust
0.281% due 12/25/2036		533	518
Morgan Stanley IXIS Real Estate Capital Trust
0.281% due 11/25/2036		178	174
Nationstar Home Equity Loan Trust
0.291% due 03/25/2037		246	240
New Century Home Equity Loan Trust
0.411% due 05/25/2036		1,146	739
0.491% due 06/25/2035		82	64
Option One Mortgage Loan Trust
0.281% due 01/25/2037		221	219
0.291% due 07/25/2037		653	623
0.771% due 06/25/2032		48	31
0.771% due 08/25/2032		244	188
Park Place Securities, Inc.
0.491% due 09/25/2035		617	507
Popular ABS Mortgage Pass-Through Trust
0.321% due 06/25/2047		1,553	1,395
Renaissance Home Equity Loan Trust
0.591% due 11/25/2034		381	301
0.671% due 08/25/2033		1,311	884
0.731% due 12/25/2033		668	549
Residential Asset Mortgage Products, Inc.
0.331% due 08/25/2046		93	91
0.791% due 06/25/2032		7	6
Residential Asset Securities Corp.
0.291% due 01/25/2037		315	305
0.301% due 02/25/2037		406	386
0.341% due 04/25/2037		737	698
0.731% due 07/25/2032		133	65
SACO I, Inc.
0.291% due 05/25/2036		359	223
Salomon Brothers Mortgage Securities VII, Inc.
0.831% due 03/25/2032		154	149
SBI HELOC Trust
0.401% due 08/25/2036		321	291
Securitized Asset-Backed Receivables LLC Trust
0.271% due 01/25/2037		365	337
0.281% due 09/25/2036		43	43
0.361% due 05/25/2037		1,703	1,192
SLM Student Loan Trust
0.262% due 04/25/2014		1,605	1,605
0.272% due 10/27/2014		1,904	1,902
0.272% due 07/25/2017		265	265
0.282% due 10/25/2016		1,305	1,303
0.282% due 07/25/2017		2,300	2,278
0.322% due 04/25/2017		816	815
1.782% due 04/25/2023		47,864	49,815
Soundview Home Equity Loan Trust
0.311% due 06/25/2037		1,079	878
Specialty Underwriting & Residential Finance
0.291% due 01/25/2038		670	491
0.911% due 01/25/2034		90	48
Structured Asset Investment Loan Trust
0.281% due 07/25/2036		201	191
Structured Asset Securities Corp.
0.281% due 10/25/2036		2,872	2,727
0.311% due 01/25/2037		432	405
0.331% due 01/25/2037		790	490
0.521% due 01/25/2033		1,586	1,376
4.900% due 04/25/2035		3,165	2,103
Truman Capital Mortgage Loan Trust
0.571% due 01/25/2034		80	75
WaMu Asset-Backed Certificates
0.281% due 01/25/2037		773	581
Washington Mutual Asset-Backed Certificates
0.291% due 10/25/2036		353	245
Wells Fargo Home Equity Trust
0.331% due 03/25/2037		153	152
0.471% due 10/25/2035		1,290	1,258

Total Asset-Backed Securities (Cost $478,384)			464,130

SOVEREIGN ISSUES 1.1%
Kommunalbanken AS
3.375% due 11/15/2011		33,300	34,282
Societe Financement de l’Economie Francaise
1.500% due 10/29/2010		72,900	73,256

Total Sovereign Issues (Cost $107,563)			107,538

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%
Atlas Reinsurance PLC
4.750% due 01/10/2010	EUR	2,300	3,296
Autoroutes du Sud de la France
5.625% due 07/04/2022		1,300	2,000
Bank of America Corp.
0.685% due 02/02/2011	GBP	6,450	10,223
BTM Curacao Holdings NV
1.116% due 11/29/2049	JPY	200,000	2,130
Citigroup, Inc.
0.867% due 06/28/2013	EUR	1,300	1,761
6.400% due 03/27/2013		1,000	1,524
DLR Kredit A/S
4.000% due 01/01/2010	DKK	100,000	19,265
5.000% due 01/01/2010	EUR	34,000	48,834
Morgan Stanley
4.400% due 08/08/2012	AUD	15,900	13,737
Nykredit Realkredit A/S
4.000% due 01/01/2010	DKK	123,000	23,696
5.000% due 01/01/2010	EUR	68,500	98,198
SLM Corp.
3.930% due 08/25/2010 (j)	CAD	3,000	2,674
Sumitomo Mitsui Banking Corp.
1.049% due 06/29/2049	JPY	700,000	7,215
Wells Fargo & Co.
0.684% due 02/07/2011	GBP	5,000	7,986

Total Foreign Currency-Denominated Issues (Cost $240,120)			242,539

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
7.500% due 12/31/2049		10,000	9,180

Total Convertible Preferred Securities (Cost $3,950)			9,180

PREFERRED STOCKS 0.0%
DG Funding Trust
2.532% due 12/31/2049		328	2,910

Total Preferred Stocks (Cost $3,489)			2,910

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.1%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
0.946% due 10/01/2010		$17,300	17,291
1.071% due 03/22/2011		1,500	1,499
Intesa Sanpaolo
2.375% due 12/21/2012		20,300	20,135

			38,925

COMMERCIAL PAPER 0.0%
Federal Home Loan Bank
0.080% due 02/17/2010		1,700	1,700

REPURCHASE AGREEMENTS 2.6%
Barclays Capital, Inc.
0.000% due 01/04/2010		57,900	57,900
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $59,664. Repurchase proceeds are $57,900.)
Goldman Sachs & Co.
0.453% due 03/18/2010		100,000	99,951
(Dated 12/16/2009. Collateralized by Deut Pfandbriefbank AG 0.723% due 06/30/2010 valued at $71,110. Repurchase proceeds are $100,001.)
0.453% due 03/19/2010		100,000	99,951
(Dated 12/16/2009. Collateralized by Deut Pfandbriefbank AG 0.723% due 06/30/2010 valued at $71,110. Repurchase proceeds are $100,001.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		4,433	4,433
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $4,525. Repurchase proceeds are $4,433.)

			262,235

JAPAN TREASURY BILLS 1.0%
0.127% due 03/29/2010	JPY	8,940,000	95,985

U.S. CASH MANAGEMENT BILLS 0.0%
0.136% due 04/01/2010 (e)		$2,850	2,850

U.S. TREASURY BILLS 0.1%
0.111% due 02/25/2010 - 03/25/2010 (b)(d)(e)(f)		9,230	9,229

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 9.0%
		87,933,571	880,391

Total Short-Term Instruments (Cost $1,295,219)			1,291,315

Total Investments 101.8% (Cost $10,041,249)			$10,003,886
Written Options (i) (0.2%) (Premiums $17,535)			$(20,342)
Other Assets and Liabilities (Net) (1.6%)			(156,452)

Net Assets 100.0%			$9,827,092

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $610 have been pledged as collateral for foreign currency contracts on December 31, 2009.

(e) Securities with an aggregate market value of $11,769 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(f) Securities with an aggregate market value of $120 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2009.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $328,050 at a weighted average interest rate of 0.244%. On December 31, 2009, there were no open reverse repurchase agreements.

(h) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.584%	$35,200	$156	$184	$(28)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.584%	25,200	113	129	(16)
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	0.799%	3,800	(47)	0	(47)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	0.894%	3,800	(52)	0	(52)
General Electric Capital Corp.	BCLY	5.000%	06/20/2010	0.679%	3,000	67	(165)	232
General Electric Capital Corp.	CITI	1.100%	06/20/2010	0.690%	7,000	17	0	17
General Electric Capital Corp.	DUB	1.020%	06/20/2010	0.690%	1,300	3	0	3
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.387%	1,300	3	0	3
General Electric Capital Corp.	DUB	5.000%	09/20/2014	1.584%	2,600	386	100	286
General Electric Capital Corp.	MSC	5.000%	06/20/2010	0.679%	2,200	49	(77)	126
Goldman Sachs Group, Inc.	JPM	0.850%	09/20/2012	0.728%	7,600	27	0	27
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	0.749%	3,800	(42)	0	(42)
Korea Government Bond	JPM	0.770%	12/20/2010	0.495%	10,800	53	0	53
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.653%	24,800	94	(6)	100
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.653%	23,600	89	0	89
Morgan Stanley	BOA	0.870%	09/20/2012	0.920%	2,800	(3)	0	(3)
Morgan Stanley	JPM	0.800%	09/20/2012	0.920%	10,000	(29)	0	(29)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	0.622%	3,800	(27)	0	(27)
SLM Corp.	BOA	5.000%	12/20/2010	3.754%	2,400	33	(246)	279
Valero Energy Corp.	BOA	0.320%	06/20/2012	1.569%	3,800	(113)	0	(113)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.762%	1,000	9	(25)	34

						$786	$(106)	$892

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date(4)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month GBP-LIBOR less 0.130% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2011	GSC	$18,831	GBP 11,500	$251	$(21)	$273

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	128,300	$(120)	$(11)	$(109)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		22,000	(20)	(4)	(16)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	141,300	(1,388)	(598)	(790)

							$(1,528)	$(613)	$(915)

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$119.000	02/19/2010	90	$19	$10
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	90	73	96

				$92	$106

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$93,900	$845	$30
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	93,900	507	1,550
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	56,700	809	103
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	56,700	429	1,075
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	64,600	1,399	1,225
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	101,800	723	1,680
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	39,100	383	71
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	49,800	392	944
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	15,600	66	75
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	153,000	1,156	279
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	183,800	1,801	3,485
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	95,400	981	174
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	95,400	964	1,809
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	90,000	970	232
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.500%	02/17/2010	34,100	181	509
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	140,400	1,186	2,662
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	78,000	445	8
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	108,200	1,101	35
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	75,300	358	1,243
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	81,500	1,019	148
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	148,400	1,560	2,814
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,300	56	22
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,200	112	63

							$17,443	$20,236

(j) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	3.930%	08/25/2010	09/29/2009	$2,685	$2,674	0.03%

(k) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2040	$62,000	$65,170	$64,906
Fannie Mae	6.000%	02/01/2040	189,000	201,246	199,602

				$266,416	$264,508

(l) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	12,704	01/2010	RBS	$375	$0	$375
Sell	CAD	2,892	01/2010	JPM	0	(48)	(48)
Buy	CLP	331,549	02/2010	JPM	56	0	56
Buy	CNY	20,771	03/2010	BCLY	0	(22)	(22)
Sell		6,955	03/2010	BCLY	5	0	5
Sell		11,284	03/2010	CITI	8	0	8
Buy		37,962	03/2010	DUB	0	(59)	(59)
Sell		29,000	03/2010	DUB	20	0	20
Sell		11,494	03/2010	MSC	8	0	8
Buy		15,207	06/2010	BCLY	0	(3)	(3)
Buy		6,373	06/2010	CITI	0	0	0
Buy		2,738	06/2010	DUB	0	(1)	(1)
Buy		19,797	06/2010	HSBC	0	(4)	(4)
Buy		6,799	11/2010	BCLY	0	(9)	(9)
Buy		11,032	11/2010	CITI	0	(15)	(15)
Buy		28,455	11/2010	DUB	0	(45)	(45)
Buy		11,209	11/2010	MSC	0	(20)	(20)
Sell	DKK	3,495	01/2010	HSBC	8	0	8
Sell		210,224	01/2010	RBS	45	(295)	(250)
Buy		5,173	01/2010	UBS	0	(2)	(2)
Sell		16,490	01/2010	UBS	0	(58)	(58)
Sell	EUR	103,302	01/2010	BCLY	2,721	0	2,721
Buy		4,964	01/2010	HSBC	0	(375)	(375)
Buy		4,487	01/2010	UBS	0	(10)	(10)
Sell		35,993	02/2010	RBS	1,822	0	1,822
Buy		19,012	03/2010	GSC	0	(364)	(364)
Buy	GBP	200	01/2010	CITI	0	(10)	(10)
Sell		5,915	01/2010	RBS	117	0	117
Sell	JPY	2,872,009	01/2010	BNP	1,159	0	1,159
Buy		1,400,000	01/2010	CSFB	0	(828)	(828)
Sell		8,940,000	03/2010	JPM	3,835	0	3,835
Buy	MXN	343,073	04/2010	UBS	707	0	707
Buy	SGD	26	02/2010	JPM	0	0	0
Buy		35	03/2010	BCLY	0	0	0
Buy		27	03/2010	MSC	0	0	0
Buy		15	03/2010	RBS	0	0	0
Buy		44	06/2010	CITI	0	0	0
Buy	ZAR	23,786	02/2010	CITI	93	0	93

					$10,979	$(2,168)	$8,811

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$3,736,249	$3,464	$3,739,713
U.S. Government Agencies	0	3,604,370	1,029	3,605,399
Short-Term Instruments	880,391	410,924	0	1,291,315
Other Investments+++	9,180	1,355,369	2,910	1,367,459

Investments, at value	$889,571	$9,106,912	$7,403	$10,003,886
Short Sales, at value	$0	$(264,508)	$0	$(264,508)
Financial Derivative Instruments++++	$0	$(11,281)	$0	$(11,281)

Total	$889,571	$8,831,123	$7,403	$9,728,097

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$3,504	$1	$0	$(41)	$0	$3,464	$(41)
U.S. Government Agencies	797	(47)	1	0	8	270	1,029	8
Other Investments+++	119	(41)	0	0	(378)	3,210	2,910	(375)

Investments, at value	$916	$3,416	$2	$0	$(411)	$3,480	$7,403	$(408)
Financial Derivative Instruments++++	$66	$0	$0	$0	$(66)	$0	$0	$0

Total	$982	$3,416	$2	$0	$(477)	$3,480	$7,403	$(408)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Small Cap StocksPLUS® TR Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 27.7%
BANKING & FINANCE 22.5%
Allstate Corp.
6.125% due 05/15/2067		$200	$175
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		1,000	1,068
American Express Bank FSB
0.314% due 07/13/2010		800	796
American General Finance Corp.
6.900% due 12/15/2017		100	70
American International Group, Inc.
5.850% due 01/16/2018		100	82
8.250% due 08/15/2018		1,800	1,692
ANZ National International Ltd.
6.200% due 07/19/2013		400	431
Bank of America Corp.
0.391% due 02/12/2010		100	100
0.602% due 08/15/2016		400	348
6.500% due 08/01/2016		800	861
Bank of Scotland PLC
4.880% due 04/15/2011		600	607
Barclays Bank PLC
5.450% due 09/12/2012		400	433
6.050% due 12/04/2017		100	102
Bear Stearns Cos. LLC
0.482% due 08/15/2011		100	100
7.250% due 02/01/2018		300	345
BNP Paribas
5.186% due 06/29/2049		130	107
Caterpillar Financial Services Corp.
4.850% due 12/07/2012		100	108
CBA Capital Trust II
6.024% due 03/29/2049		100	81
CIT Group, Inc.
7.000% due 05/01/2013		7	7
7.000% due 05/01/2014		10	10
7.000% due 05/01/2015		10	9
7.000% due 05/01/2016		18	15
7.000% due 05/01/2017		25	21
Citibank N.A.
1.875% due 05/07/2012		500	503
Citigroup, Inc.
0.421% due 05/18/2010		1,000	999
2.125% due 04/30/2012		200	202
5.850% due 07/02/2013		100	104
Credit Agricole S.A.
8.375% due 10/29/2049		300	319
Deutsche Bank AG
0.572% due 02/17/2015		280	265
Dexia Credit Local
0.899% due 09/23/2011		2,300	2,321
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		600	606
7.375% due 02/01/2011		500	510
General Electric Capital Corp.
3.000% due 12/09/2011		900	928
Goldman Sachs Group, Inc.
5.625% due 01/15/2017		10	10
5.950% due 01/18/2018		100	106
6.150% due 04/01/2018		100	107
6.250% due 09/01/2017		100	107
International Lease Finance Corp.
0.482% due 05/24/2010		120	117
5.125% due 11/01/2010		1,000	960
JPMorgan Chase & Co.
6.000% due 01/15/2018		30	32
LBG Capital No.1 PLC
7.875% due 11/01/2020		900	734
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		300	60
5.625% due 01/24/2013 (a)		200	42
Macquarie Group Ltd.
7.300% due 08/01/2014		500	541
Merrill Lynch & Co., Inc.
0.498% due 02/05/2010		2,700	2,701
6.875% due 04/25/2018		100	108
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	103
Morgan Stanley
6.250% due 08/28/2017		100	105
National Australia Bank Ltd.
2.550% due 01/13/2012		1,000	1,015
Nationwide Life Global Funding I
5.450% due 10/02/2012		700	692
Northern Rock PLC
5.625% due 06/22/2017		1,100	1,035
Pricoa Global Funding I
0.381% due 01/30/2012		100	97
0.451% due 09/27/2013		100	94
1.055% due 06/04/2010		700	700
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	100
Protective Life Secured Trusts
0.395% due 11/09/2010		1,200	1,196
Rabobank Nederland NV
11.000% due 06/29/2049		75	92
Regions Financial Corp.
6.375% due 05/15/2012		390	372
Royal Bank of Scotland Group PLC
0.672% due 04/08/2011		2,700	2,707
2.625% due 05/11/2012		2,300	2,334
6.990% due 10/29/2049		100	56
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	90
Textron Financial Corp.
0.392% due 02/25/2011		1,000	950
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		200	230
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	79
Wells Fargo & Co.
5.625% due 12/11/2017		100	104

			32,101

INDUSTRIALS 4.0%
Amgen, Inc.
6.900% due 06/01/2038		100	117
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		600	610
5.375% due 01/15/2020		600	613
C8 Capital SPV Ltd.
6.640% due 12/29/2049		100	70
Dell, Inc.
5.650% due 04/15/2018		100	105
Gaz Capital S.A.
8.625% due 04/28/2034		100	110
International Business Machines Corp.
5.700% due 09/14/2017		400	438
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		100	106
Kraft Foods, Inc.
6.125% due 02/01/2018		100	105
Oracle Corp.
5.750% due 04/15/2018		200	217
Petrobras International Finance Co.
7.875% due 03/15/2019		700	811
Suncor Energy, Inc.
6.100% due 06/01/2018		200	215
TransCanada Pipelines Ltd.
7.625% due 01/15/2039		400	494
Union Pacific Corp.
5.700% due 08/15/2018		100	105
United Airlines, Inc.
10.400% due 11/01/2016		100	105
UST, Inc.
5.750% due 03/01/2018		1,100	1,074
Vale Overseas Ltd.
5.625% due 09/15/2019		400	406

			5,701

UTILITIES 1.2%
Dominion Resources, Inc.
1.303% due 06/17/2010		400	402
Ohio Power Co.
0.464% due 04/05/2010		100	100
Verizon Communications, Inc.
8.950% due 03/01/2039		800	1,086
Verizon Wireless Capital LLC
2.869% due 05/20/2011		100	103

			1,691

Total Corporate Bonds & Notes (Cost $38,439)			39,493

MUNICIPAL BONDS & NOTES 0.3%
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031		400	401

Total Municipal Bonds & Notes (Cost $400)			401

U.S. GOVERNMENT AGENCIES 48.3%
Fannie Mae
5.000% due 02/25/2017		12	13
5.500% due 05/01/2022 - 09/01/2023		698	740
5.953% due 06/21/2027		4,000	4,136
6.000% due 08/01/2027 - 01/01/2040		43,858	46,531
6.500% due 09/01/2037		654	702
Freddie Mac
0.271% due 12/25/2036		40	39
0.383% due 07/15/2019		53	52
4.250% due 09/15/2024		7	7
5.500% due 01/01/2040		7,000	7,333
6.000% due 01/01/2040		1,000	1,060
Ginnie Mae
5.500% due 01/01/2040		1,000	1,048
6.000% due 06/15/2037 - 07/15/2037		907	960
Small Business Administration
5.290% due 12/01/2027		166	177
5.720% due 01/01/2029		2,755	2,984
6.020% due 08/01/2028		2,916	3,183

Total U.S. Government Agencies (Cost $66,988)			68,965

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds
3.500% due 02/15/2039		100	82
4.250% due 05/15/2039 (f)		3,986	3,740
4.375% due 11/15/2039		500	479
4.500% due 05/15/2038 (f)		544	533
U.S. Treasury Notes
2.625% due 12/31/2014		900	898
2.750% due 11/30/2016		1,000	963

Total U.S. Treasury Obligations (Cost $7,016)			6,695

MORTGAGE-BACKED SECURITIES 2.0%
Citigroup Mortgage Loan Trust, Inc.
0.301% due 01/25/2037		22	19
Commercial Mortgage Pass-Through Certificates
0.732% due 02/16/2034		1,167	1,020
Countrywide Alternative Loan Trust
0.391% due 02/25/2047		64	31
0.431% due 06/25/2037		225	106
1.544% due 02/25/2036		24	12
Countrywide Home Loan Mortgage Pass-Through Trust
3.510% due 11/25/2034		29	23
3.701% due 02/20/2035		37	30
GS Mortgage Securities Corp. II
0.325% due 03/06/2020		61	58
GSR Mortgage Loan Trust
5.234% due 11/25/2035		70	58
Harborview Mortgage Loan Trust
0.403% due 12/19/2036		2,269	1,196
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		4	2
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		5	5
JPMorgan Mortgage Trust
5.022% due 02/25/2035		43	40
5.750% due 01/25/2036		118	98
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		12	11
Structured Asset Securities Corp.
3.716% due 10/25/2035		9	8
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036		1	1
WaMu Mortgage Pass-Through Certificates
0.871% due 12/25/2027		39	29
1.274% due 01/25/2047		69	42
2.759% due 10/25/2046		16	10
2.772% due 09/25/2046		6	4

Total Mortgage-Backed Securities (Cost $3,437)			2,803

ASSET-BACKED SECURITIES 0.4%
Ally Auto Receivables Trust
1.320% due 03/15/2012		100	100
Asset-Backed Securities Corp. Home Equity
0.506% due 09/25/2034		1	1
Bear Stearns Asset-Backed Securities Trust
0.316% due 10/25/2036		9	8
Citigroup Mortgage Loan Trust, Inc.
0.291% due 07/25/2045		108	78
0.341% due 08/25/2036		41	33
Countrywide Asset-Backed Certificates
0.411% due 09/25/2036		165	129
Credit-Based Asset Servicing & Securitization LLC
0.351% due 07/25/2037		43	29
GE-WMC Mortgage Securities LLC
0.271% due 08/25/2036		1	0
Indymac Residential Asset-Backed Trust
0.311% due 07/25/2037		21	21
0.361% due 04/25/2047		74	70
JPMorgan Mortgage Acquisition Corp.
0.291% due 03/25/2047		40	29
Lehman XS Trust
0.311% due 11/25/2046		4	5
Morgan Stanley ABS Capital I
0.281% due 07/25/2036		10	5
Park Place Securities, Inc.
0.543% due 10/25/2034		5	4
Soundview Home Equity Loan Trust
0.291% due 11/25/2036		17	9

Total Asset-Backed Securities (Cost $639)			521

SOVEREIGN ISSUES 1.7%
Export-Import Bank of Korea
5.875% due 01/14/2015		600	645
Korea Development Bank
0.424% due 04/06/2010		100	99
Mexico Government International Bond
5.950% due 03/19/2019		400	425
6.050% due 01/11/2040		100	97
Societe Financement de l’Economie Francaise
0.484% due 07/16/2012		1,000	1,006
2.375% due 03/26/2012		200	203

Total Sovereign Issues (Cost $2,398)			2,475

FOREIGN CURRENCY-DENOMINATED ISSUES 2.5%
Brazil Government International Bond
12.500% due 01/05/2022	BRL	300	195
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	147
Goldman Sachs Group, Inc.
1.022% due 02/04/2013		400	553
LeasePlan Corp. NV
3.125% due 02/10/2012		200	294
Morgan Stanley
1.048% due 03/01/2013		1,700	2,322

Total Foreign Currency-Denominated Issues (Cost $3,574)			3,511

		SHARES
COMMON STOCKS 0.0%
CIT Group, Inc.		602	17

Total Common Stocks (Cost $7)			17

CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011		2,300	26

Total Convertible Preferred Securities (Cost $173)			26

PREFERRED STOCKS 0.0%
DG Funding Trust
2.532% due 12/31/2049		2	18

Total Preferred Stocks (Cost $21)			18

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 26.4%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010		$159	159

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $165. Repurchase proceeds are $159.)
U.S. CASH MANAGEMENT BILLS 0.5%
0.195% due 04/01/2010 (f)		760	760

U.S. TREASURY BILLS 4.0%
0.126% due 03/11/2010 - 04/08/2010 (b)(d)(f)		5,680	5,679

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 21.8%
		3,095,768	30,995

Total Short-Term Instruments (Cost $37,598)			37,593

Total Investments 114.0% (Cost $160,690)			$162,518
Written Options (h) (0.0%) (Premiums $78)			(55)
Other Assets and Liabilities (Net) (14.0%)			(19,849)

Net Assets 100.0%			$142,614

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $260 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $78,779 at a weighted average interest rate of 0.373%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $1,597 and cash of $186 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	10	$5
90-Day Eurodollar December Futures	Long	12/2010	56	77
90-Day Eurodollar June Futures	Long	06/2010	108	174
90-Day Eurodollar March Futures	Long	03/2010	67	91
90-Day Eurodollar September Futures	Long	09/2010	13	49
E-mini Russell 2000 Index March Futures	Long	03/2010	219	597
Euro-Bobl March Futures	Long	03/2010	105	(158)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	9	(24)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	1	1
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	1	(1)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	185	(185)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	35	(128)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	3	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	7	5
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	6	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	7	5

				$512

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	5.000%	12/20/2013	5.770%	$900	$(21)	$(81)	$60
Daimler Finance N.A. LLC	DUB	5.050%	09/20/2012	5.950%	300	(5)	0	(5)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.257%	100	(1)	0	(1)
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	1.590%	1,700	199	0	199
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.590%	300	31	0	31
General Electric Capital Corp.	CITI	4.850%	12/20/2013	1.590%	900	110	0	110
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.590%	900	107	0	107
International Lease Finance Corp.	UBS	5.000%	06/20/2010	7.187%	300	(3)	(3)	0
SLM Corp.	BCLY	5.000%	12/20/2013	4.981%	1,000	2	(135)	137
SLM Corp.	CITI	5.000%	12/20/2013	4.981%	1,900	5	(271)	276
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.765%	200	3	2	1

						$427	$(488)	$915

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	96	$2	$0	$2
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	$193	3	0	3

					$5	$0	$5

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	100	$0	$0	$0
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(5)	0	(5)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(4)	0	(4)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(8)	0	(8)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,100	(4)	1	(5)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	1	0	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	2	0	2
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	4	0	4
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	500	(3)	0	(3)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$1,100	26	23	3
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		5,300	128	111	17
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	300	2	0	2
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	127	(14)	141
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		4,100	(25)	14	(39)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		2,400	(15)	(1)	(14)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		1,000	(6)	0	(6)

							$220	$134	$86

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	46,060	3-Month USD-LIBOR less 0.620%	$126,267	10/15/2010	MLP	$917

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$120.000	02/19/2010	29	$19	$1
Call - CBOT U.S. Treasury 10-Year Note March Futures	121.000	02/19/2010	12	4	0
Call - CME S&P 500 Index January Futures	1,140.000	01/15/2010	6	10	7
Put - CBOT U.S. Treasury 10-Year Note March Futures	116.000	02/19/2010	10	7	16
Put - CME S&P 500 Index January Futures	1,050.000	01/15/2010	6	13	5

				$53	$29

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$100	$0	$0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	100	1	2
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	300	1	0
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	300	2	5
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	300	3	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	300	3	6
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	200	0	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	200	2	3
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	800	5	4
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	8	6

							$25	$26

(i) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	01/01/2040	$18,000	$19,075	$19,066
Fannie Mae	6.000%	02/01/2040	18,000	19,053	19,010

				$38,128	$38,076

(j) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,179	02/2010	DUB	$61	$0	$61
Buy		99	02/2010	HSBC	1	0	1
Buy		64	02/2010	RBC	0	0	0
Buy	CAD	318	01/2010	JPM	5	0	5
Buy	CNY	878	03/2010	BCLY	0	(1)	(1)
Sell		841	03/2010	BCLY	1	0	1
Sell		1,371	03/2010	CITI	1	0	1
Sell		3,518	03/2010	DUB	3	0	3
Buy		880	03/2010	HSBC	0	(1)	(1)
Buy		5,363	03/2010	JPM	0	(7)	(7)
Sell		1,391	03/2010	MSC	1	0	1
Buy		93	08/2010	BCLY	0	0	0
Buy		113	08/2010	DUB	0	0	0
Buy		590	08/2010	JPM	0	(1)	(1)
Buy		823	11/2010	BCLY	0	(1)	(1)
Buy		1,340	11/2010	CITI	0	(2)	(2)
Buy		3,451	11/2010	DUB	0	(6)	(6)
Buy		1,356	11/2010	MSC	0	(3)	(3)
Sell	EUR	275	01/2010	CITI	0	(1)	(1)
Sell		1,067	02/2010	RBS	54	0	54
Sell		1,518	03/2010	GSC	29	0	29
Buy	GBP	140	01/2010	CITI	3	0	3
Sell		974	01/2010	CITI	47	0	47
Buy		81	01/2010	GSC	1	0	1
Buy	IDR	97,750	01/2010	BCLY	0	0	0
Buy		101,700	10/2010	BOA	0	0	0
Buy		1,111,772	10/2010	CITI	2	0	2
Buy		101,700	10/2010	RBS	0	0	0
Buy		297,999	10/2010	UBS	0	0	0
Sell	JPY	28,678	01/2010	BNP	12	0	12
Buy	KRW	19,639	02/2010	CITI	0	0	0
Buy		58,830	02/2010	DUB	1	0	1
Buy		23,524	02/2010	MSC	0	0	0
Buy		105,867	02/2010	UBS	1	0	1
Buy		6,000	07/2010	BCLY	0	0	0
Buy		11,142	07/2010	DUB	0	0	0
Buy		9,232	07/2010	MSC	0	0	0
Buy		153,296	08/2010	BCLY	2	0	2
Buy		22,098	08/2010	MSC	0	0	0
Buy		9,938	11/2010	BCLY	0	0	0
Buy		5,432	11/2010	CITI	0	0	0
Buy	MXN	269	04/2010	JPM	0	0	0
Buy	MYR	52	02/2010	BCLY	0	0	0
Buy		77	02/2010	DUB	0	0	0
Buy		242	02/2010	HSBC	1	0	1
Buy		24	02/2010	JPM	0	0	0
Buy		174	06/2010	BCLY	1	0	1
Buy		174	06/2010	DUB	1	0	1
Buy		15	06/2010	MSC	0	0	0
Buy	SGD	15	02/2010	JPM	0	0	0
Buy		21	03/2010	BCLY	0	0	0
Buy		15	03/2010	MSC	0	0	0
Buy		8	03/2010	RBS	0	0	0
Buy		25	06/2010	CITI	0	0	0
Buy	TWD	382	06/2010	BOA	0	0	0
Buy		449	06/2010	DUB	0	0	0
Buy		494	06/2010	MSC	0	0	0
Buy		62	10/2010	BCLY	0	0	0
Buy		184	10/2010	CITI	0	0	0

					$228	$(23)	$205

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$39,493	$0	$39,493
U.S. Government Agencies	0	68,965	0	68,965
Short-Term Instruments	30,995	6,598	0	37,593
Other Investments+++	43	15,386	1,038	16,467

Investments, at value	$31,038	$130,442	$1,038	$162,518
Short Sales, at value	$0	$(38,076)	$0	$(38,076)
Financial Derivative Instruments++++	$500	$2,085	$0	$2,585

Total	$31,538	$94,451	$1,038	$127,027

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Other Investments+++	$0	$(39)	$(17)	$0	$22	$1,072	$1,038	$17
Financial Derivative Instruments++++	$(135)	$0	$0	$0	$129	$6	$0	$0

Total	$(135)	$(39)	$(17)	$0	$151	$1,078	$1,038	$17

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 15.0%
BANKING & FINANCE 12.0%
American Express Centurion Bank
0.292% due 03/23/2010		$400	$400
American International Group, Inc.
4.700% due 10/01/2010		1,200	1,199
Bank of America N.A.
0.872% due 05/12/2010		3,000	3,006
Barclays Bank PLC
0.424% due 03/23/2017		1,000	892
CIT Group, Inc.
7.000% due 05/01/2013		218	205
7.000% due 05/01/2014		328	305
7.000% due 05/01/2015		528	475
7.000% due 05/01/2016		546	483
7.000% due 05/01/2017		765	667
Citigroup, Inc.
0.527% due 06/09/2016		3,100	2,495
Comerica Bank
0.321% due 06/30/2010		1,100	1,093
Dexia Credit Local
0.899% due 09/23/2011		7,900	7,971
DnB NOR Bank ASA
0.486% due 09/01/2016		1,000	933
Ford Motor Credit Co. LLC
7.375% due 02/01/2011		1,600	1,633
7.875% due 06/15/2010		200	203
Goldman Sachs Group, Inc.
0.683% due 07/22/2015		400	356
0.701% due 03/22/2016		1,100	1,015
HSBC Finance Corp.
1.783% due 10/20/2010		8,200	8,247
International Lease Finance Corp.
5.625% due 09/15/2010		300	297
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016		700	639
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		9,500	1,900
3.011% due 12/23/2010 (a)		2,500	500
Macquarie Bank Ltd.
2.600% due 01/20/2012		4,100	4,188
Merrill Lynch & Co., Inc.
0.498% due 02/05/2010		1,700	1,701
Morgan Stanley
0.564% due 01/15/2010		200	200
0.584% due 01/09/2014		800	765
0.764% due 10/15/2015		1,600	1,503
National Australia Bank Ltd.
0.784% due 07/08/2014		2,300	2,293
Royal Bank of Scotland Group PLC
0.672% due 04/08/2011		7,000	7,017
2.625% due 05/11/2012		2,500	2,537
Sovereign Bancorp, Inc.
0.479% due 03/23/2010		1,860	1,859
Sun Life Financial Global Funding LP
0.411% due 07/06/2011		1,000	981
SunTrust Bank
0.321% due 01/29/2010		1,500	1,500
Wells Fargo & Co.
7.980% due 03/29/2049		2,600	2,620

			62,078

INDUSTRIALS 2.0%
Daimler Finance North America LLC
5.750% due 09/08/2011		1,400	1,471
Dow Chemical Co.
2.525% due 08/08/2011		2,600	2,647
Pemex Project Funding Master Trust
0.855% due 12/03/2012		3,600	3,492
Reynolds American, Inc.
0.954% due 06/15/2011		2,800	2,775

			10,385

UTILITIES 1.0%
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		1,300	1,344
Telecom Italia Capital S.A.
0.761% due 02/01/2011		1,300	1,295
4.000% due 01/15/2010		700	700
Telefonica Emisiones SAU
0.609% due 02/04/2013		1,500	1,478

			4,817

Total Corporate Bonds & Notes (Cost $83,608)			77,280

U.S. GOVERNMENT AGENCIES 28.6%
Fannie Mae
0.351% due 03/25/2034		1,013	914
0.531% due 06/25/2037		3,220	3,181
0.581% due 03/25/2037		1,385	1,364
0.591% due 03/25/2037		3,740	3,684
0.631% due 05/25/2031		2,216	2,197
0.980% due 03/25/2038		3,500	3,446
0.981% due 11/25/2039		6,382	6,348
0.987% due 01/25/2040		10,300	10,234
0.990% due 01/25/2040		9,200	9,089
1.051% due 12/25/2039		11,164	11,140
1.131% due 07/25/2039		5,467	5,455
1.832% due 07/01/2044		282	278
2.522% due 04/01/2018		41	41
2.565% due 11/01/2035		698	702
3.149% due 05/01/2022		4	4
4.107% due 12/01/2033		821	847
4.267% due 11/01/2028		46	47
4.269% due 11/01/2027		35	36
4.369% due 07/01/2028		32	33
4.392% due 04/01/2028		32	33
4.477% due 11/01/2028		53	54
4.585% due 12/01/2036		1,320	1,363
4.724% due 09/01/2034		1,254	1,296
4.763% due 04/01/2035		4,709	4,850
4.795% due 02/01/2027		5	5
4.998% due 12/01/2023		3	3
5.000% due 02/25/2017 - 07/01/2034		2,159	2,234
5.500% due 09/01/2033 - 02/01/2037		10,971	11,530
5.692% due 08/01/2029		27	29
6.000% due 01/01/2017 - 03/01/2037		16,408	17,437
6.000% due 11/01/2036 (f)		5,618	5,968
6.500% due 10/01/2036		5,707	6,125
7.000% due 02/01/2015 - 03/01/2015		589	633
7.500% due 09/01/2015 - 05/01/2016		471	515
8.000% due 03/01/2030 - 07/01/2031		127	146
Freddie Mac
0.533% due 02/15/2037		459	453
0.563% due 02/15/2037		1,232	1,218
0.573% due 02/15/2037		3,503	3,449
0.583% due 12/15/2030		694	692
0.633% due 06/15/2018		301	297
0.833% due 10/15/2037		2,525	2,505
0.983% due 08/15/2036		4,100	4,083
1.083% due 11/15/2039		3,552	3,545
1.084% due 12/15/2039		1,700	1,681
1.088% due 01/15/2038		4,436	4,426
1.832% due 02/25/2045		1,484	1,373
2.881% due 06/01/2022		15	15
3.211% due 12/01/2022		30	30
3.570% due 07/01/2019		314	321
4.700% due 06/01/2035		2,928	3,022
5.000% due 07/15/2024		887	898
6.000% due 03/01/2016 - 02/01/2034		3,669	3,931
6.500% due 10/25/2043		1,803	1,954
8.500% due 04/01/2025 - 06/01/2025		18	21
Ginnie Mae
0.633% due 09/20/2030		3	3
3.625% due 07/20/2018 - 07/20/2027		1,385	1,418
4.125% due 12/20/2022 - 12/20/2027		309	315
4.375% due 02/20/2026 - 02/20/2028		689	709
8.000% due 04/20/2030		141	162

Total U.S. Government Agencies (Cost $146,555)			147,782

U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Notes
1.000% due 07/31/2011 (d)(f)		4,300	4,308
1.000% due 10/31/2011 (f)		21,700	21,687

Total U.S. Treasury Obligations (Cost $26,162)			25,995

MORTGAGE-BACKED SECURITIES 5.7%
Bank Mart
4.567% due 03/01/2019 (i)		476	370
Bear Stearns Adjustable Rate Mortgage Trust
3.718% due 11/25/2034		1,861	1,576
3.770% due 01/25/2034		1,362	1,208
4.456% due 02/25/2033		61	57
4.632% due 01/25/2034		67	54
4.990% due 04/25/2033		333	296
Bear Stearns Alt-A Trust
5.378% due 09/25/2035		486	325
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		1,589	981
5.673% due 12/26/2046		897	508
Citigroup Mortgage Loan Trust, Inc.
2.990% due 12/25/2035		1,187	1,049
Countrywide Alternative Loan Trust
0.411% due 05/25/2047		1,395	701
CS First Boston Mortgage Securities Corp.
0.879% due 03/25/2032		298	254
3.499% due 06/25/2032		25	23
5.018% due 06/25/2032		10	9
Fund America Investors Corp. II
3.222% due 06/25/2023		9	9
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		763	689
0.501% due 11/25/2045		521	294
GSR Mortgage Loan Trust
0.581% due 01/25/2034		245	200
Harborview Mortgage Loan Trust
0.423% due 01/19/2038		3,421	1,886
Impac CMB Trust
0.991% due 10/25/2033		57	41
1.231% due 07/25/2033		1,135	883
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		179	99
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		339	318
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		631	588
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		688	472
Morgan Stanley Capital I
0.294% due 10/15/2020		516	457
Prime Mortgage Trust
0.631% due 02/25/2019		71	67
0.631% due 02/25/2034		439	399
Resecuritization Mortgage Trust
0.481% due 04/26/2021		1	1
Salomon Brothers Mortgage Securities VII, Inc.
3.534% due 12/25/2030		524	481
Structured Asset Mortgage Investments, Inc.
0.483% due 07/19/2035		1,411	1,157
0.511% due 02/25/2036		781	424
9.271% due 06/25/2029		585	578
Wachovia Bank Commercial Mortgage Trust
0.313% due 06/15/2020		2,398	2,008
0.323% due 09/15/2021		5,112	4,362
WaMu Mortgage Pass-Through Certificates
0.501% due 12/25/2045		765	536
0.521% due 10/25/2045		430	309
1.544% due 02/25/2046		4,076	2,319
1.744% due 11/25/2042		166	109
1.944% due 06/25/2042		631	457
2.509% due 02/27/2034		1,590	1,288
Wells Fargo Mortgage-Backed Securities Trust
4.957% due 01/25/2035		1,511	1,383

Total Mortgage-Backed Securities (Cost $38,935)			29,225

ASSET-BACKED SECURITIES 4.0%
AFC Home Equity Loan Trust
0.781% due 06/25/2028		324	135
Bear Stearns Asset-Backed Securities Trust
0.321% due 06/25/2047		502	451
Chase Funding Mortgage Loan Asset-Backed Certificates
0.971% due 10/25/2032		203	143
Chase Issuance Trust
1.754% due 09/15/2015		5,200	5,358
Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011		3,900	3,926
Citibank Credit Card Issuance Trust
5.500% due 06/22/2012		1,500	1,535
Citigroup Mortgage Loan Trust, Inc.
0.291% due 07/25/2045		2,812	2,032
CS First Boston Mortgage Securities Corp.
0.851% due 01/25/2032		254	195
Ford Credit Auto Owner Trust
2.100% due 11/15/2011		1,000	1,007
HFC Home Equity Loan Asset-Backed Certificates
0.503% due 01/20/2035		1,523	1,398
Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		4,000	4,020
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036		225	163
JPMorgan Mortgage Acquisition Corp.
0.304% due 11/25/2036		29	28
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		49	38
Morgan Stanley ABS Capital I
0.271% due 10/25/2036		162	157

Total Asset-Backed Securities (Cost $21,710)			20,586

SOVEREIGN ISSUES 1.7%
Export-Import Bank of Korea
0.512% due 11/16/2010		5,900	5,764
Hydro Quebec
0.750% due 09/29/2049		1,200	852
Korea Development Bank
0.547% due 11/22/2012		2,200	2,075

Total Sovereign Issues (Cost $9,137)			8,691

FOREIGN CURRENCY-DENOMINATED ISSUES 2.1%
American International Group, Inc.
2.875% due 06/20/2011	CHF	1,000	913
4.000% due 09/20/2011	EUR	4,600	6,203
ASB Finance Ltd.
0.765% due 02/13/2012		2,000	2,782
Sumitomo Mitsui Banking Corp.
1.049% due 12/29/2049	JPY	100,000	1,058

Total Foreign Currency-Denominated Issues (Cost $8,600)			10,956

	SHARES
COMMON STOCKS 0.0%
CIT Group, Inc.		7,833	216

Total Common Stocks (Cost $85)			216

CONVERTIBLE PREFERRED SECURITIES 0.3%
American International Group, Inc.
8.500% due 08/01/2011		109,100	1,236
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		72,000	364

Total Convertible Preferred Securities (Cost $1,221)			1,600

PREFERRED STOCKS 1.6%
DG Funding Trust
2.532% due 12/31/2049		913	8,101

Total Preferred Stocks (Cost $9,564)			8,101

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 36.0%
CERTIFICATES OF DEPOSIT 0.1%
Royal Bank of Scotland Group PLC
0.833% due 07/19/2010		$500	500

COMMERCIAL PAPER 0.4%
Federal Home Loan Bank
0.073% due 01/13/2010		1,000	1,000
0.078% due 01/08/2010		1,000	1,000

			2,000

REPURCHASE AGREEMENTS 7.4%
Barclays Capital, Inc.
0.000% due 01/04/2010		5,000	5,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $5,138. Repurchase proceeds are $5,000.)
Deutsche Bank AG
0.090% due 01/05/2010		3,200	3,200
(Dated 12/22/2009. Collateralized by Fannie Mae 2.400% due 08/24/2012 valued at $3,270. Repurchase proceeds are $3,200.)
Goldman Sachs & Co.
0.010% due 01/04/2010		28,800	28,800
(Dated 12/31/2009. Collateralized by Fannie Mae 5.500% due 12/01/2034 valued at $29,028. Repurchase proceeds are $28,800.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		1,207	1,207
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $1,235. Repurchase proceeds are $1,207.)

			38,207

JAPAN TREASURY BILLS 1.4%
0.127% due 03/29/2010	JPY	680,000	7,301

U.S. CASH MANAGEMENT BILLS 0.4%
0.195% due 04/01/2010 (f)		$2,192	2,192

U.S. TREASURY BILLS 1.0%
0.108% due 01/07/2010 - 04/08/2010 (b)(f)		5,155	5,155

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 25.3%
		13,050,487	130,661

Total Short-Term Instruments (Cost $186,304)			186,016

Total Investments 100.0% (Cost $531,881)			$516,448
Written Options (h) (0.0%) (Premiums $454)			(185)
Other Assets and Liabilities (Net) 0.0%			391

Net Assets 100.0%			$516,654

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $969 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $79,950 at a weighted average interest rate of 0.360%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $17,322 and cash of $3,379 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	7	$4
90-Day Eurodollar December Futures	Long	12/2010	35	40
90-Day Eurodollar June Futures	Long	06/2010	271	153
90-Day Eurodollar March Futures	Long	03/2010	734	14
90-Day Eurodollar September Futures	Long	09/2010	149	195
E-mini S&P 500 Index March Futures	Long	03/2010	1,989	1,230
S&P 500 Index March Futures	Long	03/2010	445	1,138
U.S. Treasury 2-Year Note March Futures	Long	03/2010	40	(42)

				$2,732

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	1.950%	03/20/2013	0.714%	$1,600	$63	$0	$63
American Express Co.	CITI	4.250%	12/20/2013	0.786%	800	106	0	106
American Express Co.	DUB	2.060%	03/20/2013	0.714%	800	34	0	34
American International Group, Inc.	BOA	0.910%	12/20/2012	5.659%	600	(74)	0	(74)
American International Group, Inc.	BOA	0.930%	12/20/2012	5.659%	1,000	(124)	0	(124)
American International Group, Inc.	RBS	0.780%	12/20/2012	5.659%	600	(77)	0	(77)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.182%	600	(3)	0	(3)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	1.182%	1,500	(15)	0	(15)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	1.182%	1,800	(13)	0	(13)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	1.182%	1,500	(14)	0	(14)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.760%	1,300	12	0	12
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.630%	900	4	4	0
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.630%	2,500	12	11	1
General Electric Capital Corp.	BNP	0.770%	03/20/2013	1.562%	1,400	(34)	0	(34)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	1.590%	2,800	317	0	317
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.590%	600	70	0	70
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.590%	700	63	0	63
General Electric Capital Corp.	CITI	4.200%	12/20/2013	1.590%	1,300	128	0	128
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.590%	800	82	0	82
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.590%	900	89	0	89
General Electric Capital Corp.	MSC	0.750%	03/20/2013	1.562%	2,300	(56)	0	(56)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	0.534%	1,400	5	0	5
International Lease Finance Corp.	UBS	5.000%	06/20/2010	7.187%	1,000	(8)	(10)	2
Korea Government Bond	CITI	1.000%	03/20/2011	0.570%	1,500	9	9	0
MBIA, Inc.	BOA	2.800%	12/20/2012	57.632%	600	(402)	0	(402)
MBIA, Inc.	DUB	3.400%	12/20/2012	39.847%	600	(366)	0	(366)
MetLife, Inc.	JPM	1.700%	03/20/2013	1.270%	1,000	14	0	14
Mexico Government International Bond	BCLY	0.390%	01/20/2012	0.885%	5,000	(41)	0	(41)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.691%	1,700	7	6	1
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	1.350%	1,400	(73)	0	(73)
National Australia Bank	UBS	0.000%	03/20/2010	0.423%	2,200	(2)	(3)	1
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	0.901%	1,500	43	0	43
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	0.901%	900	28	0	28
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	0.901%	2,500	84	0	84
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	0.901%	1,600	74	0	74
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	0.901%	600	19	0	19
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	0.901%	600	28	0	28
SLM Corp.	BOA	5.000%	12/20/2011	4.205%	500	8	(35)	43
SLM Corp.	BOA	2.860%	12/20/2012	4.612%	1,400	(63)	0	(63)
SLM Corp.	BOA	5.025%	03/20/2013	4.675%	1,300	15	0	15
SLM Corp.	JPM	4.550%	03/20/2010	3.567%	600	2	0	2
SLM Corp.	JPM	4.930%	03/20/2013	4.675%	1,500	14	0	14
SLM Corp.	MLP	4.600%	03/20/2010	3.567%	800	3	0	3
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.765%	200	3	1	2
Wells Fargo & Co.	RBS	1.700%	03/20/2013	0.716%	500	16	0	16

						$(13)	$(17)	$4

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,815	$0	$0	$0
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,155	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,858	65	0	65
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	386	6	0	6
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	13	0	13

					$88	$0	$88

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,300	$125	$0	$125
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,000	58	0	58
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	8	0	8
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	8	0	8
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	4	0	4
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	42	3	39
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	42	1	41
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(30)	(32)	2
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	13	1	12
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$5,600	135	117	18
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		4,600	111	97	14

							$516	$187	$329

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	45,000	3-Month USD-LIBOR less 0.010%	$77,979	03/31/2010	CSFB	$4,652
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR less 0.070%	173,531	01/29/2010	MLP	13,900

							$18,552

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME S&P 500 Index January Futures	$1,140.000	01/15/2010	19	$30	$21
Put - CME S&P 500 Index January Futures	1,050.000	01/15/2010	19	43	16

				$73	$37

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,000	$119	$60
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		$4,000	42	7
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		4,100	26	23
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		9,000	105	16
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010		5,000	28	4
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		6,000	54	34
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		900	7	5

								$381	$148

(i) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	06/12/1997	$477	$370	0.07%

(j) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2040	$11,000	$11,578	$11,516
Freddie Mac	6.000%	01/01/2040	3,000	3,210	3,181
Fannie Mae	6.000%	02/01/2040	9,000	9,519	9,505

				$24,307	$24,202

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,586	02/2010	HSBC	$170	$(1)	$169
Buy		201	02/2010	RBC	0	(1)	(1)
Buy	CAD	339	01/2010	JPM	6	0	6
Buy	CNY	382	03/2010	BCLY	0	(1)	(1)
Sell		366	03/2010	BCLY	0	0	0
Sell		597	03/2010	CITI	1	0	1
Sell		1,523	03/2010	DUB	1	0	1
Buy		382	03/2010	HSBC	0	0	0
Buy		2,333	03/2010	JPM	0	(3)	(3)
Sell		611	03/2010	MSC	1	0	1
Buy		13,951	08/2010	HSBC	1	(24)	(23)
Buy		9,546	08/2010	JPM	1	(12)	(11)
Buy		7,887	08/2010	MSC	1	(12)	(11)
Buy		358	11/2010	BCLY	0	(1)	(1)
Buy		584	11/2010	CITI	0	(1)	(1)
Buy		1,494	11/2010	DUB	0	(2)	(2)
Buy		596	11/2010	MSC	0	(1)	(1)
Sell	EUR	1,995	02/2010	RBS	101	0	101
Sell		4,477	03/2010	GSC	86	0	86
Sell	GBP	857	01/2010	CITI	41	0	41
Buy	IDR	391,000	01/2010	BCLY	2	0	2
Buy		406,800	10/2010	BOA	1	0	1
Buy		3,030,502	10/2010	CITI	6	0	6
Buy		406,800	10/2010	RBS	1	0	1
Buy		893,997	10/2010	UBS	0	0	0
Sell	JPY	165,411	01/2010	BNP	67	0	67
Sell		680,000	03/2010	JPM	292	0	292
Buy	KRW	62,171	02/2010	CITI	1	0	1
Buy		176,490	02/2010	DUB	1	0	1
Buy		82,334	02/2010	MSC	1	0	1
Buy		282,312	02/2010	UBS	2	0	2
Buy		18,000	07/2010	BCLY	0	0	0
Buy		35,201	07/2010	DUB	0	0	0
Buy		29,227	07/2010	MSC	0	0	0
Buy		442,201	08/2010	BCLY	5	0	5
Buy		69,958	08/2010	MSC	0	0	0
Buy		31,461	11/2010	BCLY	0	0	0
Buy		17,198	11/2010	CITI	0	0	0
Buy	MXN	1,077	04/2010	JPM	1	0	1
Buy	MYR	145	02/2010	BCLY	0	0	0
Buy		214	02/2010	DUB	0	(1)	(1)
Buy		656	02/2010	HSBC	1	0	1
Buy		68	02/2010	JPM	0	0	0
Buy		452	06/2010	BCLY	1	0	1
Buy		487	06/2010	DUB	1	0	1
Buy		43	06/2010	MSC	0	0	0
Buy	SGD	45	02/2010	JPM	0	0	0
Buy		61	03/2010	BCLY	0	(1)	(1)
Buy		46	03/2010	MSC	0	0	0
Buy		24	03/2010	RBS	0	0	0
Buy		75	06/2010	CITI	0	(1)	(1)
Buy	TWD	1,067	06/2010	BOA	1	0	1
Buy		1,253	06/2010	DUB	1	0	1
Buy		1,378	06/2010	MSC	1	0	1
Buy		173	10/2010	BCLY	0	0	0
Buy		512	10/2010	CITI	0	0	0

					$796	$(62)	$734

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$69,033	$8,247	$77,280
U.S. Government Agencies	0	147,782	0	147,782
U.S. Treasury Obligations	0	25,995	0	25,995
Mortgage-Backed Securities	0	28,855	370	29,225
Short-Term Instruments	130,661	55,355	0	186,016
Other Investments+++	1,453	39,537	9,160	50,150

Investments, at value	$132,114	$366,557	$17,777	$516,448

Short Sales, at value	$0	$(24,202)	$0	$(24,202)

Financial Derivative Instruments++++	$2,695	$19,559	$0	$22,254

Total	$134,809	$361,914	$17,777	$514,500

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$8,234	$(5)	$0	$18	$0	$8,247	$18
Mortgage-Backed Securities	414	(42)	0	0	(2)	0	370	(10)
Other Investments+++	951	0	0	0	(936)	9,145	9,160	(936)

Investments, at value	$1,365	$8,192	$(5)	$0	$(920)	$9,145	$17,777	$(928)
Financial Derivative Instruments++++	$175	$0	$0	$0	$9	$(184)	$0	$0

Total	$1,540	$8,192	$(5)	$0	$(911)	$8,961	$17,777	$(928)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Long Duration Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 46.9%
BANKING & FINANCE 17.6%
Abbey National PLC
7.950% due 10/26/2029		$1,700	$1,908
American Express Co.
8.150% due 03/19/2038		2,600	3,263
American International Group, Inc.
5.850% due 01/16/2018		900	740
Anadarko Finance Co.
7.500% due 05/01/2031		900	1,013
Bank of America Corp.
5.650% due 05/01/2018		500	509
5.750% due 12/01/2017		500	513
7.625% due 06/01/2019		3,500	4,056
Bank of America N.A.
0.799% due 06/23/2010		1,900	1,904
6.000% due 10/15/2036		1,900	1,842
Barclays Bank PLC
7.434% due 09/29/2049		1,000	925
10.179% due 06/12/2021		740	957
Barrick International Bank Corp.
6.350% due 10/15/2036		600	611
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	655
7.250% due 02/01/2018		700	805
BNP Paribas
5.186% due 06/29/2049		700	577
Cantor Fitzgerald LP
7.875% due 10/15/2019		600	588
Capital One Bank USA N.A.
8.800% due 07/15/2019		400	473
Caterpillar Financial Services Corp.
1.001% due 06/24/2011		300	303
Citigroup Funding, Inc.
1.325% due 05/07/2010		600	601
Citigroup, Inc.
5.875% due 05/29/2037		2,100	1,856
6.125% due 08/25/2036		700	602
6.625% due 06/15/2032		600	547
6.875% due 03/05/2038		2,800	2,803
8.125% due 07/15/2039		3,400	3,849
Credit Agricole S.A.
6.637% due 05/29/2049		200	165
8.375% due 10/29/2049		2,500	2,658
Credit Suisse USA, Inc.
0.472% due 08/16/2011		700	700
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		1,300	1,312
7.800% due 06/01/2012		1,300	1,315
General Electric Capital Corp.
5.875% due 01/14/2038		700	650
6.750% due 03/15/2032		2,900	2,965
6.875% due 01/10/2039		4,400	4,558
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		1,400	1,481
7.500% due 02/15/2019		4,400	5,138
HBOS Capital Funding LP
6.071% due 06/29/2049		600	396
HBOS PLC
6.750% due 05/21/2018		1,900	1,766
HSBC Americas Capital Trust I
7.808% due 12/15/2026		350	346
HSBC Bank USA N.A.
7.000% due 01/15/2039		550	618
HSBC Capital Funding LP
9.547% due 12/29/2049		1,400	1,456
HSBC Holdings PLC
6.500% due 09/15/2037		2,700	2,830
John Deere Capital Corp.
1.006% due 06/10/2011		1,700	1,717
JPMorgan Chase & Co.
6.400% due 05/15/2038		3,200	3,535
Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038 (a)		500	0
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037		200	185
6.400% due 08/28/2017		1,200	1,265
Morgan Stanley
2.372% due 05/14/2010		2,200	2,216
6.625% due 04/01/2018		4,100	4,440
7.250% due 04/01/2032		400	456
New York Life Insurance Co.
6.750% due 11/15/2039		1,200	1,231
Prudential Financial, Inc.
6.625% due 12/01/2037		700	720
Rabobank Capital Funding II
5.260% due 12/29/2049		2,400	2,004
Rabobank Nederland NV
11.000% due 06/29/2049		1,425	1,742
Sallie Mae, Inc.
0.000% due 10/03/2022		655	327
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		1,100	990
UBS AG
5.750% due 04/25/2018		400	408
5.875% due 12/20/2017		100	103
Wachovia Bank N.A.
1.172% due 05/14/2010		1,400	1,404
5.850% due 02/01/2037		750	720
6.600% due 01/15/2038		1,000	1,059
Wells Fargo & Co.
5.375% due 02/07/2035		200	186
Wells Fargo Bank N.A.
5.950% due 08/26/2036		400	392

			85,354

INDUSTRIALS 16.9%
Altria Group, Inc.
9.950% due 11/10/2038		2,300	3,007
10.200% due 02/06/2039		300	401
Amgen, Inc.
6.400% due 02/01/2039		1,700	1,872
6.900% due 06/01/2038		200	233
Anadarko Petroleum Corp.
6.450% due 09/15/2036		1,000	1,048
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037		900	955
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039		700	874
8.200% due 01/15/2039		900	1,142
ArcelorMittal
7.000% due 10/15/2039		1,200	1,268
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039		700	685
Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037		1,300	1,372
Canadian Natural Resources Ltd.
6.250% due 03/15/2038		2,000	2,077
6.750% due 02/01/2039		500	554
Caterpillar, Inc.
6.050% due 08/15/2036		400	428
Cenovus Energy, Inc.
6.750% due 11/15/2039		500	547
Comcast Corp.
6.400% due 05/15/2038		2,450	2,529
6.500% due 11/15/2035		200	208
6.550% due 07/01/2039		1,100	1,157
6.950% due 08/15/2037		700	765
7.050% due 03/15/2033		600	657
CSX Corp.
6.150% due 05/01/2037		1,000	1,017
CVS Pass-Through Trust
7.507% due 01/10/2032		2,300	2,416
Devon Energy Corp.
7.950% due 04/15/2032		2,200	2,805
Devon Financing Corp. ULC
7.875% due 09/30/2031		400	503
Dow Chemical Co.
9.400% due 05/15/2039		100	133
EnCana Corp.
6.500% due 08/15/2034		600	645
6.500% due 02/01/2038		1,400	1,530
6.625% due 08/15/2037		800	871
Energy Transfer Partners LP
6.625% due 10/15/2036		500	501
7.500% due 07/01/2038		2,600	2,858
Enterprise Products Operating LLC
5.750% due 03/01/2035		200	186
GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034		700	682
6.375% due 05/15/2038		200	222
HJ Heinz Finance Co.
7.125% due 08/01/2039		1,700	1,928
International Business Machines Corp.
5.600% due 11/30/2039		770	777
5.875% due 11/29/2032		400	412
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		400	372
6.500% due 02/01/2037		400	404
6.950% due 01/15/2038		4,800	5,132
Marathon Oil Corp.
6.600% due 10/01/2037		200	213
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		200	205
Nucor Corp.
6.400% due 12/01/2037		200	215
ONEOK Partners LP
6.850% due 10/15/2037		300	315
Oracle Corp.
6.500% due 04/15/2038		300	331
Pemex Project Funding Master Trust
9.125% due 10/13/2010		175	185
Petrobras International Finance Co.
7.875% due 03/15/2019		1,700	1,968
Pfizer, Inc.
7.200% due 03/15/2039		3,200	3,924
Philip Morris International, Inc.
6.375% due 05/16/2038		700	759
Plains All American Pipeline LP
6.650% due 01/15/2037		100	102
Roche Holdings, Inc.
7.000% due 03/01/2039		900	1,093
Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026		300	319
Suncor Energy, Inc.
6.500% due 06/15/2038		200	211
6.850% due 06/01/2039		800	884
Target Corp.
6.500% due 10/15/2037		500	550
7.000% due 01/15/2038		2,850	3,336
Tennessee Gas Pipeline Co.
7.625% due 04/01/2037		100	113
8.375% due 06/15/2032		3,000	3,578
Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036		600	622
Time Warner Cable, Inc.
6.550% due 05/01/2037		3,200	3,271
6.750% due 06/15/2039		100	105
7.300% due 07/01/2038		200	222
Time Warner, Inc.
6.500% due 11/15/2036		800	838
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		100	106
7.250% due 08/15/2038		300	355
7.625% due 01/15/2039		3,200	3,954
Transocean, Inc.
6.800% due 03/15/2038		400	449
Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404% due 07/02/2025		901	893
United Technologies Corp.
6.125% due 07/15/2038		700	761
Vale Overseas Ltd.
6.250% due 01/23/2017		200	209
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		900	996
6.500% due 08/15/2037		500	571
Williams Cos., Inc.
8.750% due 03/15/2032		300	360
Wyeth
5.950% due 04/01/2037		900	942
XTO Energy, Inc.
6.100% due 04/01/2036		590	639
6.375% due 06/15/2038		1,800	2,026
6.750% due 08/01/2037		900	1,064

			81,857

UTILITIES 12.4%
Alabama Power Co.
6.125% due 05/15/2038		700	750
Appalachian Power Co.
6.700% due 08/15/2037		1,400	1,489
AT&T Corp.
8.000% due 11/15/2031		6,900	8,445
AT&T, Inc.
6.400% due 05/15/2038		200	206
6.550% due 02/15/2039		600	634
British Telecommunications PLC
9.625% due 12/15/2030		600	767
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038		2,400	2,745
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		4,300	5,545
Duke Energy Carolinas LLC
6.450% due 10/15/2032		700	765
Duke Energy Indiana, Inc.
6.350% due 08/15/2038		300	329
6.450% due 04/01/2039		1,600	1,790
EDF S.A.
6.950% due 01/26/2039		1,300	1,543
Enel Finance International S.A.
6.800% due 09/15/2037		400	444
Entergy Arkansas, Inc.
5.660% due 02/01/2025		1,500	1,479
FirstEnergy Corp.
7.375% due 11/15/2031		400	435
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		2,300	2,330
France Telecom S.A.
8.500% due 03/01/2031		1,300	1,735
Georgia Power Co.
5.950% due 02/01/2039		300	314
Indiana Michigan Power Co.
6.050% due 03/15/2037		500	499
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037		400	402
6.500% due 09/15/2037		1,600	1,726
NGPL PipeCo. LLC
7.768% due 12/15/2037		700	809
Pacific Gas & Electric Co.
6.050% due 03/01/2034		400	419
6.250% due 03/01/2039		200	215
6.350% due 02/15/2038		900	979
PacifiCorp
6.000% due 01/15/2039		1,300	1,371
Progress Energy, Inc.
7.750% due 03/01/2031		400	472
PSEG Power LLC
8.625% due 04/15/2031		400	519
Sierra Pacific Power Co.
6.750% due 07/01/2037		1,000	1,063
Southern California Edison Co.
5.625% due 02/01/2036		200	202
6.000% due 01/15/2034		300	317
Telecom Italia Capital S.A.
7.200% due 07/18/2036		800	873
7.721% due 06/04/2038		3,200	3,696
Telefonica Emisiones SAU
7.045% due 06/20/2036		1,300	1,489
Verizon Communications, Inc.
6.900% due 04/15/2038		1,900	2,113
7.350% due 04/01/2039		3,900	4,539
Virginia Electric and Power Co.
6.000% due 05/15/2037		1,260	1,309
8.875% due 11/15/2038		1,000	1,416
Vodafone Group PLC
6.150% due 02/27/2037		3,400	3,554

			59,727

Total Corporate Bonds & Notes (Cost $210,170)			226,938

MUNICIPAL BONDS & NOTES 3.1%
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049		1,300	1,243
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034		700	680
7.550% due 04/01/2039		1,400	1,358
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		900	956
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		200	202
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038		1,500	1,517
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046		1,300	1,310
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)		170	106
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		300	307
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039		1,200	1,228
7.100% due 06/01/2039		200	200
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044		100	100
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028		100	94
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.750% due 06/15/2041		1,200	1,150
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027		400	428
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039		300	308
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049		2,100	2,183
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	75
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		100	100
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039		1,300	1,310
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	80

Total Municipal Bonds & Notes (Cost $14,930)			14,935

U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
0.000% due 06/01/2017		2,400	1,757
0.431% due 10/27/2037		400	380
5.000% due 10/25/2035		1,236	1,211
5.500% due 05/01/2037 - 09/01/2038 (g)		2,815	2,950
5.500% due 03/01/2039		567	594
5.625% due 04/17/2028 - 07/15/2037		1,600	1,688
6.000% due 04/18/2036		900	922
6.000% due 02/01/2038 (g)		2,505	2,658
6.210% due 08/06/2038		2,300	2,652
Financing Corp.
0.000% due 12/06/2018 - 12/27/2018		10,400	6,930
8.600% due 09/26/2019		1,470	1,903
Freddie Mac
5.000% due 04/15/2038		300	304
Ginnie Mae
5.500% due 10/20/2037		338	337
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033		3,400	3,493
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030		28,400	14,829
Small Business Administration
5.290% due 12/01/2027		581	619
Tennessee Valley Authority
4.500% due 04/01/2018		700	714
4.875% due 01/15/2048		1,900	1,741
5.250% due 09/15/2039		3,400	3,381
5.375% due 04/01/2056		1,200	1,194
5.500% due 07/18/2017 - 06/15/2038		2,600	2,723
5.880% due 04/01/2036		3,000	3,215

Total U.S. Government Agencies (Cost $57,444)			56,195

U.S. TREASURY OBLIGATIONS 36.1%
U.S. Treasury Bonds
4.375% due 02/15/2038		8,000	7,682
4.375% due 11/15/2039		6,600	6,319
4.500% due 05/15/2038		300	294
5.375% due 02/15/2031		7,300	8,069
5.500% due 08/15/2028 (g)		29,200	32,549
6.125% due 11/15/2027 (g)		29,300	34,913
6.500% due 11/15/2026 (g)		13,600	16,768
7.250% due 08/15/2022 (g)		17,600	22,806
U.S. Treasury Notes
0.875% due 04/30/2011 (g)		6,244	6,254
0.875% due 05/31/2011 (g)		42	42
1.000% due 07/31/2011 (g)		11,807	11,829
U.S. Treasury Strips
0.000% due 05/15/2026		600	269
0.000% due 02/15/2027		3,300	1,425
0.000% due 05/15/2028		1,000	405
0.000% due 08/15/2028		10,800	4,328
0.000% due 02/15/2031		800	291
0.000% due 02/15/2036 (g)		22,600	6,625
0.000% due 05/15/2038		900	234
0.000% due 05/15/2039 (g)		53,600	13,355
0.000% due 08/15/2039		1,100	270

Total U.S. Treasury Obligations (Cost $182,618)			174,727

MORTGAGE-BACKED SECURITIES 0.4%
Citigroup Mortgage Loan Trust, Inc.
4.557% due 03/25/2034		486	461
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		600	515
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		700	620
Indymac IMSC Mortgage Loan Trust
0.411% due 07/25/2047		329	150
Structured Asset Mortgage Investments, Inc.
0.421% due 07/25/2046		145	70
0.451% due 05/25/2036		276	138
Thornburg Mortgage Securities Trust
0.331% due 03/25/2037		66	64

Total Mortgage-Backed Securities (Cost $1,996)			2,018

ASSET-BACKED SECURITIES 0.1%
Ford Credit Auto Owner Trust
1.133% due 01/15/2011		45	45
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036		35	25
SLM Student Loan Trust
1.782% due 04/25/2023		556	579

Total Asset-Backed Securities (Cost $624)			649

SOVEREIGN ISSUES 1.5%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		800	864
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,119
Mexico Government International Bond
5.950% due 03/19/2019		2,800	2,975
6.050% due 01/11/2040		1,200	1,160
Qatar Government International Bond
6.400% due 01/20/2040		1,300	1,313

Total Sovereign Issues (Cost $7,483)			7,431

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	2,165

Total Foreign Currency-Denominated Issues (Cost $2,149)			2,165

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011		9,300	105

Total Convertible Preferred Securities (Cost $698)			105

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.6%
CERTIFICATES OF DEPOSIT 0.2%
Sao Paolo IMI NY
0.897% due 06/09/2010		$1,000	1,000

REPURCHASE AGREEMENTS 0.6%
Barclays Capital, Inc.
0.000% due 01/04/2010		2,000	2,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $2,056. Repurchase proceeds are $2,000.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		993	993
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $1,015. Repurchase proceeds are $993.)

			2,993

U.S. CASH MANAGEMENT BILLS 0.2%
0.187% due 04/01/2010 (g)		1,292	1,292

U.S. TREASURY BILLS 0.4%
0.103% due 03/18/2010 - 03/25/2010 (b)(e)		1,800	1,800

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 10.2%
		4,920,611	49,265

Total Short-Term Instruments (Cost $56,359)			56,350

PURCHASED OPTIONS (i) 0.0% (Cost $51)			0
Total Investments 111.8% (Cost $534,522)			$541,513
Written Options (j) (0.0%) (Premiums $311)			(83)
Other Assets and Liabilities (Net) (11.8%)			(56,876)

Net Assets 100.0%			$484,554

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $1,800 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $16,551 at a weighted average interest rate of 0.213%. On December 31, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $40,947 and cash of $561 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	117	$221
90-Day Eurodollar June Futures	Long	06/2010	25	20
90-Day Eurodollar March Futures	Long	03/2010	50	122
90-Day Eurodollar September Futures	Long	09/2010	102	67
E-mini S&P 500 Index March Futures	Long	03/2010	170	79
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	62	42
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	62	(56)
S&P 500 Index March Futures	Long	03/2010	1,702	5,577

				$6,072

(h) Swap agreements outstanding on December 31, 2009:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	2,000	$(77)	$(16)	$(61)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$11,700	268	157	111
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		51,900	1,188	747	441
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		8,000	272	179	93
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	MSC		8,000	273	170	103
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		25,000	853	534	319
Pay	6-Month EUR-LIBOR	2.500%	03/17/2012	HSBC	EUR	4,700	(11)	(2)	(9)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	40,200	20	29	(9)

							$2,786	$1,798	$988

(i) Purchased options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index March Futures	$475.000	03/18/2010	740	$21	$0
Put - CME S&P 500 Index March Futures	500.000	03/18/2010	1,050	30	0

				$51	$0

(j) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	$6,000	$63	$11
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	8,000	66	21
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	11	2
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	2,000	19	5
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	14,000	132	36
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,900	15	5
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	500	5	3

							$311	$83

(k) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	02/01/2040	$3,000	$3,181	$3,168

(l) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	2,432	02/2010	DUB	$0	$(125)	$(125)
Buy	CNY	801	03/2010	BCLY	0	(1)	(1)
Sell		265	03/2010	BCLY	0	0	0
Sell		434	03/2010	CITI	0	0	0
Buy		1,465	03/2010	DUB	0	(2)	(2)
Sell		1,120	03/2010	DUB	1	0	1
Sell		448	03/2010	MSC	0	0	0
Buy		583	06/2010	BCLY	0	0	0
Buy		247	06/2010	CITI	0	0	0
Buy		106	06/2010	DUB	0	0	0
Buy		766	06/2010	HSBC	0	0	0
Buy		259	11/2010	BCLY	0	0	0
Buy		424	11/2010	CITI	0	0	0
Buy		1,099	11/2010	DUB	0	(2)	(2)
Buy		437	11/2010	MSC	0	(1)	(1)
Buy		12,583	11/2010	UBS	0	(20)	(20)
Sell	GBP	423	01/2010	CITI	20	0	20
Buy	KRW	1,507,350	07/2010	RBS	0	(16)	(16)
Sell	MXN	411	04/2010	BCLY	1	0	1
Buy		90	04/2010	HSBC	0	0	0
Buy		34,036	04/2010	JPM	4	0	4
Buy	SGD	223	02/2010	JPM	0	(2)	(2)
Buy		303	03/2010	BCLY	0	(3)	(3)
Buy		555	03/2010	GSC	0	(5)	(5)
Buy		230	03/2010	MSC	0	(2)	(2)
Buy		124	03/2010	RBS	0	(1)	(1)
Buy		377	06/2010	CITI	0	(4)	(4)

					$26	$(184)	$(158)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$226,938	$0	$226,938
U.S. Government Agencies	0	55,815	380	56,195
U.S. Treasury Obligations	0	174,727	0	174,727
Short-Term Instruments	49,265	7,085	0	56,350
Other Investments+++	105	27,198	0	27,303

Investments, at value	$49,370	$491,763	$380	$541,513

Short Sales, at value	$0	$(3,168)	$0	$(3,168)

Financial Derivative Instruments++++	$6,073	$746	$0	$6,819

Total	$55,443	$489,341	$380	$545,164

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) +++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
U.S. Government Agencies	$3,464	$0	$2	$0	$18	$(3,104)	$380	$18

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Total Return Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.0%
Daimler Finance North America LLC
4.240% due 08/03/2012		$1,955	$1,911

Total Bank Loan Obligations (Cost $1,891)			1,911

CORPORATE BONDS & NOTES 27.6%
BANKING & FINANCE 22.9%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		300	320
American Express Bank FSB
5.500% due 04/16/2013		500	533
American Express Centurion Bank
6.000% due 09/13/2017		1,000	1,038
American Express Credit Corp.
5.875% due 05/02/2013		300	322
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	210
American General Finance Corp.
6.900% due 12/15/2017		900	626
American International Group, Inc.
5.050% due 10/01/2015		100	84
5.850% due 01/16/2018		2,300	1,890
Bank of America Corp.
0.602% due 08/15/2016		100	87
6.500% due 08/01/2016		1,000	1,077
Bank of Scotland PLC
4.880% due 04/15/2011		2,400	2,428
Barclays Bank PLC
5.450% due 09/12/2012		3,000	3,246
6.050% due 12/04/2017		600	612
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,600	1,747
BNP Paribas
5.186% due 06/29/2049		1,200	990
Calabash Re Ltd.
8.844% due 01/08/2010		700	700
11.344% due 01/08/2010		800	800
CIT Group, Inc.
7.000% due 05/01/2013		28	26
7.000% due 05/01/2014		42	39
7.000% due 05/01/2015		142	128
7.000% due 05/01/2016		71	62
7.000% due 05/01/2017		99	86
Citibank N.A.
1.875% due 05/07/2012		300	302
Citigroup, Inc.
2.125% due 04/30/2012		100	101
5.500% due 04/11/2013		1,500	1,556
6.000% due 08/15/2017		1,900	1,902
8.500% due 05/22/2019		100	116
Deutsche Bank AG
0.572% due 02/17/2015		800	756
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		400	404
7.375% due 02/01/2011		1,200	1,225
General Electric Capital Corp.
3.000% due 12/09/2011		400	412
5.875% due 01/14/2038		500	464
GMAC LLC
6.000% due 12/15/2011		100	98
6.875% due 08/28/2012		900	881
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		400	429
6.250% due 09/01/2017		1,200	1,289
JPMorgan Chase & Co.
6.000% due 01/15/2018		400	431
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,300	1,394
JPMorgan Chase Capital XX
6.550% due 09/15/2066		100	92
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		1,800	360
Merrill Lynch & Co., Inc.
0.485% due 06/05/2012		700	680
0.498% due 02/05/2010		1,800	1,801
6.050% due 08/15/2012		1,200	1,286
6.875% due 04/25/2018		1,000	1,079
MetLife, Inc.
6.400% due 12/15/2066		300	267
Morgan Stanley
2.372% due 05/14/2010		700	705
National Australia Bank Ltd.
2.550% due 01/13/2012		400	406
5.350% due 06/12/2013		400	431
Petroleum Export Ltd.
5.265% due 06/15/2011		44	43
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	499
Resona Bank Ltd.
5.850% due 09/29/2049		200	175
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		1,800	1,827
SLM Corp.
0.834% due 01/31/2014		1,100	861
State Street Capital Trust IV
1.254% due 06/01/2077		100	68
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,100	1,050
Temasek Financial I Ltd.
4.300% due 10/25/2019		300	295
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	103
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		100	115
UBS AG
5.750% due 04/25/2018		200	204
5.875% due 12/20/2017		400	412
USB Capital IX
6.189% due 10/29/2049		100	81
Wells Fargo & Co.
7.980% due 03/29/2049		1,400	1,410

			43,061

INDUSTRIALS 3.3%
AstraZeneca PLC
5.900% due 09/15/2017		300	334
6.450% due 09/15/2037		200	226
CODELCO, Inc.
6.150% due 10/24/2036		100	104
Dow Chemical Co.
4.850% due 08/15/2012		700	736
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		1,300	1,379
Kraft Foods, Inc.
6.125% due 02/01/2018		500	527
Peabody Energy Corp.
7.875% due 11/01/2026		100	102
Philip Morris International, Inc.
6.375% due 05/16/2038		200	217
President and Fellows of Harvard College
6.000% due 01/15/2019		400	441
Rohm and Haas Co.
6.000% due 09/15/2017		400	413
Union Pacific Corp.
5.700% due 08/15/2018		800	839
UnitedHealth Group, Inc.
4.875% due 02/15/2013		300	314
Vale Overseas Ltd.
5.625% due 09/15/2019		600	609

			6,241

UTILITIES 1.4%
Enel Finance International S.A.
6.800% due 09/15/2037		1,600	1,775
Qwest Corp.
7.625% due 06/15/2015		500	520
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		300	300

			2,595

Total Corporate Bonds & Notes (Cost $51,144)			51,897

MUNICIPAL BONDS & NOTES 3.1%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		100	102
7.500% due 04/01/2034		100	97
7.550% due 04/01/2039		100	97
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		700	743
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		3,100	2,303
Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035		200	205
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034		500	509
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039		200	205
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032		280	223
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		300	301
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031		500	501
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		575	460

Total Municipal Bonds & Notes (Cost $6,379)			5,746

U.S. GOVERNMENT AGENCIES 33.0%
Fannie Mae
0.291% due 12/25/2036		246	228
0.581% due 03/25/2044		549	519
1.832% due 07/01/2044		88	87
2.679% due 08/01/2033		68	69
3.395% due 05/01/2036		10	10
3.855% due 05/25/2035		61	60
4.336% due 09/01/2033		286	292
4.585% due 12/01/2036		46	47
4.724% due 09/01/2034		50	52
4.889% due 06/01/2033		227	236
5.000% due 04/25/2033 - 01/01/2040		1,317	1,352
5.229% due 01/01/2036		208	217
5.500% due 01/01/2021 - 01/01/2040		30,027	31,583
5.500% due 02/01/2035 - 10/01/2035 (f)		9,439	9,917
6.000% due 02/01/2036 - 10/01/2038		7,002	7,435
6.000% due 09/01/2037 (f)		790	838
6.500% due 10/01/2035 - 01/01/2040		6,597	7,069
6.500% due 08/01/2037 (f)		621	666
7.000% due 09/01/2013		5	5
Freddie Mac
1.832% due 02/25/2045		51	47
2.777% due 03/01/2034		284	292
3.490% due 02/01/2024		18	19
5.500% due 08/15/2030		2	2
8.000% due 01/01/2017		17	19
Ginnie Mae
4.375% due 03/20/2027		3	3
6.000% due 05/15/2033 - 04/15/2034		28	30
8.000% due 02/15/2030		2	2
Small Business Administration
5.520% due 06/01/2024		975	1,030

Total U.S. Government Agencies (Cost $59,952)			62,126

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Bonds
3.500% due 02/15/2039		200	164
4.250% due 05/15/2039 (f)		1,500	1,408
4.375% due 02/15/2038		600	576
4.375% due 11/15/2039		800	766
4.500% due 05/15/2038 (f)		800	784
4.500% due 08/15/2039 (f)		1,000	978
U.S. Treasury Notes
1.000% due 07/31/2011 (f)		3,400	3,406
1.000% due 08/31/2011		2,100	2,101
2.625% due 12/31/2014		1,200	1,197

Total U.S. Treasury Obligations (Cost $11,610)			11,380

MORTGAGE-BACKED SECURITIES 6.8%
American Home Mortgage Investment Trust
2.231% due 02/25/2045		195	147
Banc of America Commercial Mortgage, Inc.
5.738% due 05/10/2045		400	394
Banc of America Funding Corp.
3.267% due 05/25/2035		353	332
6.086% due 01/20/2047		430	304
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		23	24
BCRR Trust
5.858% due 07/17/2040		500	455
Bear Stearns Adjustable Rate Mortgage Trust
3.770% due 01/25/2034		95	84
4.632% due 01/25/2034		4	3
4.990% due 04/25/2033		3	3
Bear Stearns Alt-A Trust
5.310% due 05/25/2035		804	557
5.378% due 09/25/2035		177	118
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		120	107
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		200	171
Countrywide Alternative Loan Trust
0.411% due 05/25/2047		441	221
6.000% due 10/25/2033		60	59
Countrywide Home Loan Mortgage Pass-Through Trust
3.701% due 02/20/2035		881	723
5.250% due 02/20/2036		115	75
CS First Boston Mortgage Securities Corp.
2.343% due 05/25/2032		1	1
First Horizon Asset Securities, Inc.
5.377% due 08/25/2035		265	229
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		254	230
0.311% due 01/25/2047		339	294
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	97
5.444% due 03/10/2039		100	89
GSR Mortgage Loan Trust
3.726% due 06/25/2034		265	227
5.234% due 11/25/2035		557	463
6.000% due 03/25/2037		189	158
Impac CMB Trust
1.231% due 07/25/2033		52	41
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,300	1,100
5.882% due 02/15/2051		100	87
JPMorgan Mortgage Trust
5.750% due 01/25/2036		236	197
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	163
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		201	138
2.067% due 12/25/2032		9	8
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		158	98
2.173% due 01/25/2029		75	70
Prime Mortgage Trust
0.631% due 02/25/2019		8	7
0.631% due 02/25/2034		61	55
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		256	242
Structured Adjustable Rate Mortgage Loan Trust
5.245% due 08/25/2035		188	130
Structured Asset Mortgage Investments, Inc.
0.483% due 07/19/2035		438	359
Structured Asset Securities Corp.
3.716% due 10/25/2035		277	228
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		333	321
0.351% due 10/25/2046		53	52
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		100	80
WaMu Mortgage Pass-Through Certificates
0.521% due 10/25/2045		92	66
0.871% due 12/25/2027		895	676
1.544% due 02/25/2046		320	182
1.744% due 11/25/2042		54	36
1.944% due 08/25/2042		36	26
2.509% due 02/27/2034		53	43
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		486	403
4.957% due 01/25/2035		546	499
4.996% due 10/25/2035		2,059	1,902

Total Mortgage-Backed Securities (Cost $15,060)			12,774

ASSET-BACKED SECURITIES 3.3%
Access Group, Inc.
1.582% due 10/27/2025		1,423	1,465
ACE Securities Corp.
0.281% due 12/25/2036		72	60
Ally Auto Receivables Trust
1.320% due 03/15/2012		200	200
Amortizing Residential Collateral Trust
0.521% due 07/25/2032		18	16
Bear Stearns Asset-Backed Securities Trust
0.316% due 10/25/2036		91	83
Chase Issuance Trust
1.754% due 09/15/2015		2,200	2,267
Countrywide Asset-Backed Certificates
0.281% due 05/25/2047		110	106
0.311% due 06/25/2037		157	151
0.711% due 12/25/2031		68	33
CS First Boston Mortgage Securities Corp.
0.851% due 01/25/2032		13	10
First Franklin Mortgage Loan Asset-Backed Certificates
0.281% due 11/25/2036		227	221
0.301% due 12/25/2037		173	169
Fremont Home Loan Trust
0.281% due 10/25/2036		283	251
0.291% due 01/25/2037		148	103
JPMorgan Mortgage Acquisition Corp.
0.281% due 07/25/2036		118	115
Long Beach Mortgage Loan Trust
0.271% due 11/25/2036		14	14
0.511% due 10/25/2034		12	10
MASTR Asset-Backed Securities Trust
0.291% due 11/25/2036		84	83
Morgan Stanley ABS Capital I
0.281% due 10/25/2036		21	21
Nationstar Home Equity Loan Trust
0.351% due 04/25/2037		626	581
Residential Asset Mortgage Products, Inc.
0.331% due 08/25/2046		190	187
Truman Capital Mortgage Loan Trust
0.571% due 01/25/2034		30	29

Total Asset-Backed Securities (Cost $6,264)			6,175

SOVEREIGN ISSUES 0.2%
Export-Import Bank of China
4.875% due 07/21/2015		100	107
Mexico Government International Bond
5.950% due 03/19/2019		100	106
6.050% due 01/11/2040		100	96

Total Sovereign Issues (Cost $299)			309

FOREIGN CURRENCY-DENOMINATED ISSUES 2.6%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	173
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	294
General Electric Capital Corp.
5.500% due 09/15/2067		2,000	2,236
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		1,100	800
Wachovia Corp.
0.822% due 08/01/2011		1,000	1,411

Total Foreign Currency-Denominated Issues (Cost $5,001)			4,914

	SHARES
COMMON STOCKS 0.0%
CIT Group, Inc.		1,506	42

Total Common Stocks (Cost $16)			42

CONVERTIBLE PREFERRED SECURITIES 0.7%
American International Group, Inc.
8.500% due 08/01/2011		21,600	245
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		40,000	202
Wells Fargo & Co.
7.500% due 12/31/2049		900	826

Total Convertible Preferred Securities (Cost $2,447)			1,273

PREFERRED STOCKS 1.0%
DG Funding Trust
2.532% due 12/31/2049		217	1,925

Total Preferred Stocks (Cost $2,294)			1,925

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.4%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010		$227	227

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $235. Repurchase proceeds are $227.)
U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (f)		5	5

U.S. TREASURY BILLS 0.4%
0.116% due 03/04/2010 - 04/08/2010 (b)(d)(f)		800	800

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 14.9%
		2,793,035	27,964

Total Short-Term Instruments (Cost $29,001)			28,996

PURCHASED OPTIONS (h) 0.0% (Cost $2)			2
Total Investments 100.8% (Cost $191,360)			$189,470
Written Options (i) (0.2%) (Premiums $453)			(295)
Other Assets and Liabilities (Net) (0.6%)			(1,195)

Net Assets 100.0%			$187,980

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $270 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $54,409 at a weighted average interest rate of 0.378%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $7,218 and cash of $1,571 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	6	$20
90-Day Eurodollar December Futures	Long	12/2010	30	40
90-Day Eurodollar June Futures	Long	06/2010	90	110
90-Day Eurodollar March Futures	Long	03/2010	116	336
90-Day Eurodollar September Futures	Long	09/2010	8	25
E-mini S&P 500 Index March Futures	Short	03/2010	24	19
Euro-Bobl March Futures	Long	03/2010	54	(72)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	7	(19)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	1	1
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	1	(1)
S&P 500 Index March Futures	Long	03/2010	319	1,163
U.S. Treasury 2-Year Note March Futures	Long	03/2010	257	(259)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	17	(71)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	2	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	4	9
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	4	7

				$1,315

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.257%	$700	$(5)	$0	$(5)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.542%	700	(18)	0	(18)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.562%	1,400	6	0	6
GMAC, Inc.	JPM	4.850%	09/20/2012	4.042%	500	11	0	11
International Lease Finance Corp.	JPM	5.000%	06/20/2010	7.187%	3,100	(25)	(77)	52
JSC Gazprom	BCLY	1.600%	12/20/2012	2.258%	1,200	(22)	0	(22)
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.765%	200	2	1	1
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.765%	100	1	1	0
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.765%	200	2	1	1

						$(48)	$(74)	$26

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$1,350	$23	$0	$23
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	386	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	675	11	0	11

					$40	$0	$40

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,100	$60	$0	$60
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	1,700	3	0	3
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,100	3	0	3
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		400	1	0	1
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	9	(1)	10
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	10	(1)	11
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,700	36	2	34
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		700	17	1	16
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,500	(42)	(45)	3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(5)	0	(5)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(4)	0	(4)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(8)	0	(8)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		8,300	(26)	8	(34)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	18	0	18
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	26	(10)	36
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	5	1	4
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	13	1	12
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	300	(2)	1	(3)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		10,000	(58)	5	(63)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$1,600	38	33	5
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		7,700	185	161	24
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	2,700	18	0	18
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	400	56	(6)	62
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		7,000	(42)	21	(63)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		6,000	(37)	6	(43)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		5,100	(32)	5	(37)

							$242	$182	$60

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR less 0.070%	$92,025	01/29/2010	MLP	$7,371

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March Futures	$103.500	02/19/2010	115	$2	$2

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$120.000	02/19/2010	30	$18	$1
Call - CBOT U.S. Treasury 10-Year Note March Futures	121.000	02/19/2010	11	3	0
Call - CME S&P 500 Index January Futures	1,140.000	01/15/2010	8	13	9
Put - CBOT U.S. Treasury 10-Year Note March Futures	116.000	02/19/2010	15	10	23
Put - CME S&P 500 Index January Futures	1,050.000	01/15/2010	8	18	7

				$62	$40

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$1,500	$18	$28
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	7	3
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	4,000	42	7
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	200	1	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	200	2	3
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	400	1	0
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	400	3	7
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	200	2	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,200	17	23
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	200	0	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	200	2	3
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	5,000	114	95
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	500	7	10
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	12,000	100	36
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	6
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	1,000	10	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,000	42	18
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,000	16	11

							$391	$255

(j) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2040	$2,000	$2,077	$2,045
Fannie Mae	5.500%	01/01/2040	29,000	30,544	30,359

				$32,621	$32,404

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	847	01/2010	RBS	$0	$(25)	$(25)
Sell		34	01/2010	RBS	0	0	0
Buy	BRL	1,651	02/2010	DUB	85	0	85
Buy		92	02/2010	HSBC	0	(1)	(1)
Buy		92	02/2010	RBC	0	(1)	(1)
Buy	CAD	226	01/2010	JPM	4	0	4
Buy	CNY	206	03/2010	BCLY	0	0	0
Sell		197	03/2010	BCLY	0	0	0
Sell		326	03/2010	CITI	0	0	0
Sell		829	03/2010	DUB	1	0	1
Buy		206	03/2010	HSBC	0	0	0
Buy		1,265	03/2010	JPM	0	(2)	(2)
Sell		326	03/2010	MSC	0	0	0
Buy		279	08/2010	BCLY	0	(1)	(1)
Buy		346	08/2010	DUB	0	(1)	(1)
Buy		340	08/2010	HSBC	0	0	0
Buy		1,225	08/2010	JPM	0	(1)	(1)
Buy		652	08/2010	MSC	1	0	1
Buy		192	11/2010	BCLY	0	0	0
Buy		318	11/2010	CITI	0	0	0
Buy		813	11/2010	DUB	0	(1)	(1)
Buy		318	11/2010	MSC	0	(1)	(1)
Sell	EUR	120	01/2010	CITI	0	(1)	(1)
Sell		50	01/2010	GSC	0	0	0
Sell		40	01/2010	RBC	0	0	0
Sell		30	01/2010	UBS	0	0	0
Sell		1,183	02/2010	RBS	60	0	60
Sell		2,381	03/2010	GSC	46	0	46
Buy	GBP	340	01/2010	CITI	7	0	7
Sell		693	01/2010	CITI	33	0	33
Buy		176	01/2010	GSC	3	0	3
Buy	IDR	203,400	10/2010	BOA	1	0	1
Buy		1,514,663	10/2010	CITI	3	0	3
Buy		203,400	10/2010	RBS	1	0	1
Buy		397,332	10/2010	UBS	0	0	0
Sell	JPY	39,358	01/2010	BNP	16	0	16
Buy	KRW	21,124	02/2010	CITI	0	0	0
Buy		82,362	02/2010	DUB	1	0	1
Buy		35,286	02/2010	MSC	0	0	0
Buy		152,919	02/2010	UBS	1	0	1
Buy		6,000	07/2010	BCLY	0	0	0
Buy		11,952	07/2010	DUB	0	0	0
Buy		9,931	07/2010	MSC	0	0	0
Buy		213,439	08/2010	BCLY	2	0	2
Buy		23,771	08/2010	MSC	0	0	0
Buy		10,690	11/2010	BCLY	0	0	0
Buy		5,843	11/2010	CITI	0	0	0
Buy	MYR	77	02/2010	BCLY	0	0	0
Buy		114	02/2010	DUB	0	(1)	(1)
Buy		345	02/2010	HSBC	1	0	1
Buy		36	02/2010	JPM	0	0	0
Buy		243	06/2010	BCLY	1	0	1
Buy		243	06/2010	DUB	1	0	1
Buy		23	06/2010	MSC	0	0	0
Buy	SGD	18	02/2010	JPM	0	0	0
Buy		25	03/2010	BCLY	0	0	0
Buy		19	03/2010	MSC	0	0	0
Buy		10	03/2010	RBS	0	0	0
Buy		32	06/2010	CITI	0	0	0
Buy	TWD	573	06/2010	BOA	0	0	0
Buy		673	06/2010	DUB	1	0	1
Buy		740	06/2010	MSC	1	0	1
Buy		94	10/2010	BCLY	0	0	0
Buy		275	10/2010	CITI	0	0	0

					$270	$(36)	$234

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$51,897	$0	$51,897
U.S. Government Agencies	0	62,126	0	62,126
U.S. Treasury Obligations	0	11,380	0	11,380
Mortgage-Backed Securities	0	12,774	0	12,774
Short-Term Instruments	27,964	1,032	0	28,996
Other Investments+++	1,113	19,259	1,925	22,297

Investments, at value	$29,077	$158,468	$1,925	$189,470
Short Sales, at value	$0	$(32,404)	$0	$(32,404)
Financial Derivative Instruments++++	$1,299	$7,452	$0	$8,751

Total	$30,376	$133,516	$1,925	$165,817

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Other Investments+++	$45	$(16)	$0	$0	$(249)	$2,145	$1,925	$(248)
Financial Derivative Instruments++++	$91	$0	$0	$0	$1	$(92)	$0	$0

Total	$136	$(16)	$0	$0	$(248)	$2,053	$1,925	$(248)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 24.2%
BANKING & FINANCE 19.8%
American Express Bank FSB
5.500% due 04/16/2013		$1,100	$1,173
6.000% due 09/13/2017		700	727
American Express Centurion Bank
0.314% due 07/13/2010		600	599
American Express Co.
6.150% due 08/28/2017		1,700	1,779
American Express Credit Corp.
0.384% due 10/04/2010		600	599
American Express Travel Related Services Co., Inc.
0.435% due 06/01/2011		2,000	1,968
American General Finance Corp.
4.625% due 09/01/2010		4,100	3,974
4.875% due 05/15/2010		700	690
American International Group, Inc.
4.700% due 10/01/2010		1,700	1,699
BA Covered Bond Issuer
5.500% due 06/14/2012		1,000	1,067
Bank of America Corp.
0.391% due 02/12/2010		800	800
0.602% due 08/15/2016		100	87
6.500% due 08/01/2016		2,200	2,369
Bank of America N.A.
6.000% due 10/15/2036		300	291
Bank of Scotland PLC
0.317% due 12/08/2010		3,000	2,946
4.880% due 04/15/2011		5,500	5,565
Barclays Bank PLC
6.050% due 12/04/2017		900	917
Bear Stearns Cos. LLC
0.482% due 08/15/2011		1,300	1,301
6.400% due 10/02/2017		700	764
6.950% due 08/10/2012		4,100	4,584
C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	141
Calabash Re Ltd.
8.844% due 01/08/2010		400	400
CIT Group, Inc.
7.000% due 05/01/2013		22	20
7.000% due 05/01/2014		32	30
7.000% due 05/01/2015		132	119
7.000% due 05/01/2016		54	47
7.000% due 05/01/2017		75	66
Citibank N.A.
1.875% due 05/07/2012		600	604
Citigroup Capital XXI
8.300% due 12/21/2077		500	484
Citigroup Funding, Inc.
1.325% due 05/07/2010		2,905	2,912
Citigroup, Inc.
0.421% due 05/18/2010		4,380	4,376
2.125% due 04/30/2012		300	303
5.500% due 04/11/2013		6,000	6,225
5.625% due 08/27/2012		200	206
8.500% due 05/22/2019		100	116
Countrywide Financial Corp.
5.800% due 06/07/2012		2,600	2,762
Credit Agricole S.A.
8.375% due 10/29/2049		4,400	4,679
Deutsche Bank AG
0.572% due 02/17/2015		600	567
6.000% due 09/01/2017		600	655
Deutsche Bank Capital Funding Trust I
2.082% due 12/29/2049		3,900	2,828
Dexia Credit Local
0.899% due 09/23/2011		1,300	1,312
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		600	606
7.375% due 02/01/2011		2,100	2,143
8.000% due 06/01/2014		400	411
Foundation Re II Ltd.
7.022% due 11/26/2010		400	396
General Electric Capital Corp.
3.000% due 12/09/2011		1,500	1,547
6.875% due 01/10/2039		1,000	1,036
GMAC LLC
6.875% due 08/28/2012		600	587
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		1,400	1,501
International Lease Finance Corp.
0.482% due 05/24/2010		900	875
4.875% due 09/01/2010		1,389	1,334
JPMorgan Chase & Co.
0.378% due 12/21/2011		2,800	2,789
5.250% due 05/01/2015		1,000	1,042
JPMorgan Chase Capital XXI
1.231% due 01/15/2087		1,700	1,174
LBG Capital No.1 PLC
7.875% due 11/01/2020		2,500	2,038
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		3,300	660
3.005% due 07/18/2011 (a)		300	60
3.011% due 12/23/2010 (a)		200	40
5.625% due 01/24/2013 (a)		300	63
Merrill Lynch & Co., Inc.
0.472% due 02/15/2011		1,700	1,663
0.485% due 06/05/2012		1,400	1,359
0.498% due 02/05/2010		4,700	4,702
Morgan Stanley
0.534% due 01/18/2011		1,700	1,692
0.534% due 01/09/2012		400	396
2.372% due 05/14/2010		1,200	1,209
5.950% due 12/28/2017		500	517
6.600% due 04/01/2012		1,000	1,089
National Australia Bank Ltd.
2.550% due 01/13/2012		2,200	2,234
Nationwide Life Global Funding I
0.470% due 05/19/2010		2,400	2,388
Northern Rock PLC
5.625% due 06/22/2017		2,600	2,446
Pricoa Global Funding I
1.055% due 06/04/2010		2,000	2,001
Protective Life Secured Trusts
0.395% due 11/09/2010		2,500	2,491
Prudential Financial, Inc.
0.710% due 06/10/2013		1,000	909
Royal Bank of Scotland Group PLC
0.564% due 10/14/2016		1,400	1,027
0.672% due 04/08/2011		2,500	2,506
4.875% due 08/25/2014		100	101
SLM Corp.
0.442% due 07/26/2010		100	98
0.454% due 03/15/2011		2,000	1,884
0.512% due 10/25/2011		1,200	1,124
0.834% due 01/31/2014		1,000	782
Societe Generale
5.922% due 04/29/2049		500	390
Sun Life Financial Global Funding LP
0.501% due 07/06/2010		2,500	2,490
Temasek Financial I Ltd.
4.300% due 10/25/2019		500	491
Tenneco, Inc.
8.125% due 11/15/2015		200	203
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	103
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		200	230
UBS AG
1.198% due 05/05/2010		1,400	1,402
USB Capital IX
6.189% due 10/29/2049		300	244
Wachovia Corp.
0.414% due 10/15/2011		4,400	4,353
0.471% due 08/01/2013		700	675
Wells Fargo & Co.
0.309% due 03/23/2010		800	800
7.980% due 03/29/2049		1,100	1,108
Wells Fargo Bank N.A.
4.750% due 02/09/2015		3,300	3,369

			129,529

INDUSTRIALS 2.3%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		1,375	1,368
AmeriGas Partners LP
7.125% due 05/20/2016		200	201
CODELCO, Inc.
7.500% due 01/15/2019		300	353
Daimler Finance North America LLC
7.750% due 01/18/2011		3,700	3,935
Eaton Vance Corp.
6.500% due 10/02/2017		600	621
Gaz Capital S.A.
6.212% due 11/22/2016		100	96
8.146% due 04/11/2018		1,000	1,059
Oracle Corp.
5.750% due 04/15/2018		500	541
Petrobras International Finance Co.
7.875% due 03/15/2019		2,200	2,547
Reynolds American, Inc.
0.954% due 06/15/2011		2,360	2,339
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		150	163
Union Pacific Corp.
5.700% due 08/15/2018		500	525
Vale Overseas Ltd.
5.625% due 09/15/2019		1,500	1,522
Williams Cos., Inc.
6.375% due 10/01/2010		100	102

			15,372

UTILITIES 2.1%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,300	3,593
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		1,000	1,034
EDF S.A.
5.500% due 01/26/2014		200	218
6.500% due 01/26/2019		200	225
6.950% due 01/26/2039		200	237
Telefonica Emisiones SAU
0.609% due 02/04/2013		2,000	1,971
Verizon Communications, Inc.
5.250% due 04/15/2013		300	324
Verizon Wireless Capital LLC
2.869% due 05/20/2011		2,400	2,482
Vodafone Group PLC
5.000% due 12/16/2013		3,200	3,391

			13,475

Total Corporate Bonds & Notes (Cost $154,258)			158,376

CONVERTIBLE BONDS & NOTES 0.0%
Goodrich Petroleum Corp.
3.250% due 12/01/2026		150	139

Total Convertible Bonds & Notes (Cost $127)			139

MUNICIPAL BONDS & NOTES 0.7%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		100	102
7.500% due 04/01/2034		100	97
7.550% due 04/01/2039		100	97
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		800	849
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	817
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		80	68
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		25	23
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039		1,300	1,450
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		1,000	753
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032		90	72
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		290	232

Total Municipal Bonds & Notes (Cost $4,827)			4,560

U.S. GOVERNMENT AGENCIES 9.8%
Fannie Mae
0.581% due 09/25/2042		160	156
2.565% due 11/01/2035		30	31
2.676% due 09/01/2035		99	102
2.746% due 12/01/2033		59	61
2.871% due 10/01/2034		13	13
2.950% due 06/01/2034		410	418
3.222% due 07/01/2035		106	108
3.565% due 03/01/2035		12	12
4.107% due 12/01/2033		30	31
4.822% due 06/01/2035		214	223
4.962% due 06/01/2035		217	226
5.000% due 01/01/2040		1,000	1,026
5.500% due 11/01/2021 - 01/01/2040		6,725	7,061
6.000% due 10/01/2026 - 01/01/2040		32,037	33,979
6.000% due 05/01/2027 - 11/01/2038 (d)		6,850	7,277
6.500% due 01/01/2040		2,000	2,142
Freddie Mac
3.645% due 11/01/2034		92	95
4.700% due 06/01/2035		256	264
5.500% due 08/15/2030 - 01/01/2040		4,445	4,661
6.000% due 08/01/2027 - 01/01/2040		3,407	3,617
Ginnie Mae
6.000% due 07/15/2037 - 01/01/2040		1,380	1,459
Small Business Administration
4.430% due 05/01/2029		1,261	1,288
5.520% due 06/01/2024		15	16

Total U.S. Government Agencies (Cost $63,213)			64,266

U.S. TREASURY OBLIGATIONS 21.1%
U.S. Treasury Bonds
3.500% due 02/15/2039 (d)		500	410
4.250% due 05/15/2039 (d)		8,300	7,789
4.375% due 11/15/2039 (d)		5,100	4,883
4.500% due 05/15/2038 (d)		3,700	3,624
4.500% due 08/15/2039 (d)		6,300	6,159
4.750% due 02/15/2037		200	204
5.375% due 02/15/2031 (d)		700	774
U.S. Treasury Notes
1.000% due 07/31/2011		9,200	9,217
1.000% due 08/31/2011 (d)		93,600	93,677
1.000% due 10/31/2011		2,500	2,499
2.625% due 12/31/2014		3,600	3,591
2.750% due 11/30/2016		5,300	5,104

Total U.S. Treasury Obligations (Cost $139,382)			137,931

MORTGAGE-BACKED SECURITIES 2.3%
American Home Mortgage Investment Trust
2.231% due 02/25/2045		28	21
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		2,900	2,431
5.738% due 05/10/2045		300	295
Banc of America Funding Corp.
3.267% due 05/25/2035		50	47
3.849% due 06/25/2034		126	116
Banc of America Mortgage Securities, Inc.
3.912% due 05/25/2033		162	145
BCRR Trust
5.858% due 07/17/2040		500	455
Bear Stearns Adjustable Rate Mortgage Trust
3.718% due 11/25/2034		297	251
4.150% due 11/25/2034		88	83
4.748% due 12/25/2035		201	174
Bear Stearns Alt-A Trust
5.378% due 09/25/2035		44	30
Citigroup Mortgage Loan Trust, Inc.
2.990% due 12/25/2035		85	75
4.700% due 12/25/2035		60	53
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		300	257
Countrywide Alternative Loan Trust
0.511% due 02/25/2037		660	341
Countrywide Home Loan Mortgage Pass-Through Trust
3.510% due 11/25/2034		202	163
3.701% due 02/20/2035		367	301
5.250% due 02/20/2036		57	38
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		14	14
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		100	89
GSR Mortgage Loan Trust
3.336% due 09/25/2035		153	133
5.234% due 11/25/2035		278	231
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		286	282
0.403% due 12/19/2036		1,437	757
0.453% due 05/19/2035		46	24
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		1,700	1,478
5.882% due 02/15/2051		100	87
JPMorgan Mortgage Trust
5.022% due 02/25/2035		86	79
5.750% due 01/25/2036		354	295
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		29	29
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		43	41
Mellon Residential Funding Corp.
0.673% due 12/15/2030		417	376
0.719% due 06/15/2030		5	4
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,251
5.485% due 03/12/2051		100	82
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		143	98
3.402% due 05/25/2033		140	129
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		158	98
Morgan Stanley Capital I
5.809% due 12/12/2049		1,700	1,453
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		648	426
Structured Adjustable Rate Mortgage Loan Trust
1.881% due 01/25/2035		108	51
3.394% due 08/25/2034		195	170
3.586% due 02/25/2034		132	109
Structured Asset Mortgage Investments, Inc.
0.511% due 02/25/2036		60	33
Structured Asset Securities Corp.
0.281% due 05/25/2036		156	149
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		238	229
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021		863	736
5.509% due 04/15/2047		100	81
WaMu Mortgage Pass-Through Certificates
1.744% due 11/25/2042		$23	$15
2.759% due 10/25/2046		595	356
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		243	201
4.957% due 01/25/2035		252	231

Total Mortgage-Backed Securities (Cost $16,991)			15,093

ASSET-BACKED SECURITIES 0.9%
ACE Securities Corp.
0.291% due 10/25/2036		69	42
Asset-Backed Securities Corp. Home Equity
0.506% due 09/25/2034		71	60
Citigroup Mortgage Loan Trust, Inc.
0.291% due 05/25/2037		335	296
Countrywide Asset-Backed Certificates
0.281% due 03/25/2047		6	6
0.311% due 06/25/2037		179	172
0.711% due 12/25/2031		1	0
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		500	502
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036		35	25
JPMorgan Mortgage Acquisition Corp.
0.281% due 08/25/2036		2	2
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		9	7
Massachusetts Educational Financing Authority
1.232% due 04/25/2038		3,133	3,152
Park Place Securities, Inc.
0.543% due 10/25/2034		225	184
SLM Student Loan Trust
0.272% due 10/27/2014		189	189
0.532% due 07/25/2013		103	103
0.582% due 01/25/2015		65	65
0.782% due 10/25/2017		1,100	1,104
Structured Asset Securities Corp.
0.281% due 10/25/2036		65	61

Total Asset-Backed Securities (Cost $5,976)			5,970

SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
5.875% due 01/14/2015		1,900	2,043
Mexico Government International Bond
6.050% due 01/11/2040		400	387
Societe Financement de l’Economie Francaise
2.375% due 03/26/2012		400	405

Total Sovereign Issues (Cost $2,694)			2,835

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%
American International Group, Inc.
4.000% due 09/20/2011	EUR	500	674
5.750% due 03/15/2067	GBP	200	174
8.625% due 05/22/2068		3,100	3,205
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	587
General Electric Capital Corp.
5.500% due 09/15/2067		1,900	2,125
JPMorgan Chase & Co.
0.956% due 09/26/2013		600	840
KeyCorp
0.915% due 11/22/2010		100	135
LeasePlan Corp. NV
3.125% due 02/10/2012		300	441
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	400	391
SLM Corp.
0.914% due 12/15/2010	EUR	300	400
2.750% due 03/15/2011	CHF	500	467

Total Foreign Currency-Denominated Issues (Cost $8,702)			9,439

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
American International Group, Inc.
8.500% due 08/01/2011		5,700	65
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		24,000	121
Wells Fargo & Co.
7.500% due 12/31/2049		4,000	3,672

Total Convertible Preferred Securities (Cost $2,962)			3,858

PREFERRED STOCKS 0.1%
DG Funding Trust
2.532% due 12/31/2049		85	754

Total Preferred Stocks (Cost $904)			754

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 39.1%
COMMERCIAL PAPER 0.8%
Metropolitan Life Global Funding I
0.893% due 09/17/2010		$5,200	5,205

TIME DEPOSITS 4.1%
State Street Bank and Trust Grand Cayman
0.000% due 01/04/2010		27,000	27,000

REPURCHASE AGREEMENTS 6.5%
Goldman Sachs & Co.
0.010% due 01/04/2010		41,900	41,900
(Dated 12/31/2009. Collateralized by Fannie Mae 5.000% due 08/01/2033 valued at $42,300. Repurchase proceeds are $41,900.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		575	575
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 04/15/2010 valued at $590. Repurchase proceeds are $575.)

			42,475

U.S. CASH MANAGEMENT BILLS 1.9%
0.195% due 04/01/2010 (d)		12,249	12,248

U.S. TREASURY BILLS 1.2%
0.119% due 03/18/2010 (d)		7,847	7,846

PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.6%
		16,097,078	161,164

Total Short-Term Instruments (Cost $255,958)			255,938

PURCHASED OPTIONS (f) 0.0% (Cost $38)			13
Total Investments 100.7% (Cost $656,032)			$659,172
Written Options (g) (0.2%) (Premiums $1,239)			(994)
Other Assets and Liabilities (Net) (0.5%)			(3,682)

Net Assets 100.0%			$654,496

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Affiliated to the Fund.

(c) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $46,096 at a weighted average interest rate of 0.024%. On December 31, 2009, there were no open reverse repurchase agreements.

(d) Securities with an aggregate market value of $54,221 and cash of $1,221 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	10	$5
90-Day Eurodollar December Futures	Long	12/2010	44	57
90-Day Eurodollar June Futures	Long	06/2010	320	403
90-Day Eurodollar March Futures	Long	03/2010	397	710
90-Day Eurodollar September Futures	Long	09/2010	12	32
E-mini S&P 500 Index March Futures	Short	03/2010	6,416	(2,375)
Euro-Bobl March Futures	Long	03/2010	162	(218)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	55	(147)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	4	3
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	4	(4)
S&P 500 Index March Futures	Short	03/2010	1,018	(2,428)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	545	(554)
U.S. Treasury 5-Year Note March Futures	Long	03/2010	1	(3)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	207	(818)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	5	3
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	5	4

				$(5,328)

(e) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	06/20/2012	0.914%	$150	$0	$2	$(2)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
American International Group, Inc.	DUB	5.000%	12/20/2013	5.770%	$500	$(12)	$(45)	$33
Brazil Government International Bond	MSC	1.950%	08/20/2016	1.312%	500	23	0	23
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.562%	800	3	0	3
General Electric Capital Corp.	CITI	1.050%	03/20/2010	0.690%	100	0	0	0
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.584%	3,900	580	139	441
International Lease Finance Corp.	UBS	5.000%	06/20/2010	7.187%	3,700	(30)	(37)	7
JSC Gazprom	MSC	2.180%	02/20/2013	2.290%	100	1	0	1
JSC Gazprom	MSC	2.480%	02/20/2013	2.290%	1,000	15	0	15
Procter & Gamble Co.	DUB	1.000%	09/20/2014	0.326%	4,000	123	50	73
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.765%	100	1	1	0
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.765%	200	2	1	1

						$706	$109	$597

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$1,254	$21	$0	$21
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	289	5	0	5
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	579	9	0	9

					$35	$0	$35

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	200	$11	$0	$11
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	700	1	0	1
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		500	1	0	1
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		200	1	0	1
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	10	(1)	11
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	10	(1)	11
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		600	13	1	12
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		300	7	0	7
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(17)	(18)	1
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(5)	0	(5)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(4)	0	(4)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(8)	0	(8)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	7	0	7
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	17	(7)	24
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	4	0	4
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	200	(2)	0	(2)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		3,000	(17)	2	(19)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	2,500	(10)	14	(24)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$4,100	99	86	13
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		19,800	476	415	61
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		15,600	792	333	459
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	2,900	19	0	19
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	600	85	(9)	94
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		43,600	(267)	156	(423)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		8,900	(54)	2	(56)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		5,300	(33)	2	(35)

							$1,136	$975	$161

(f) Purchased options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index March Futures	$1,400.000	03/18/2010	562	$16	$0
Call - CME S&P 500 Index March Futures	1,425.000	03/18/2010	322	9	0
Put - CBOT U.S. Treasury 2-Year Note March Futures	103.500	02/19/2010	400	7	6
Put - CBOT U.S. Treasury 10-Year Note March Futures	92.000	02/19/2010	380	4	7

				$36	$13

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 6.000% due 01/01/2040	$97.625	01/06/2010	$13,000	$2	$0
Put - OTC Freddie Mac 6.000% due 01/01/2040	97.500	01/06/2010	2,300	0	0

				$2	$0

(g) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$120.000	02/19/2010	79	$52	$3
Call - CBOT U.S. Treasury 10-Year Note March Futures	121.000	02/19/2010	56	20	1
Call - CME S&P 500 Index January Futures	1,140.000	01/15/2010	23	37	26
Put - CBOT U.S. Treasury 10-Year Note March Futures	116.000	02/19/2010	41	28	64
Put - CME S&P 500 Index January Futures	1,050.000	01/15/2010	23	52	19

				$189	$113

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Receive	2.500%	02/17/2010	EUR	1,000	$3	$1
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		$1,500	24	28
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		1,000	10	19
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		800	2	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		800	7	13
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		1,200	12	2
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		10,300	243	195
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		1,000	9	5
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		1,100	2	0
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		1,100	9	18
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		2,000	49	38
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		400	2	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		2,200	24	4
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		200	2	2
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		2,200	50	42
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		4,100	41	8
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		4,100	74	78
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		39,700	276	218
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		1,500	2	1
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		1,500	15	25
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		2,700	40	51
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		1,100	10	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		3,000	47	57
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		1,100	10	5
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		3,400	21	19
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		1,000	10	5
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		5,000	39	28

								$1,033	$864

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY 88.000	02/19/2010	$1,100	$7	$4
Call - OTC USD versus JPY	95.000	02/19/2010	1,100	10	13

				$17	$17

(h) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2040	$1,000	$1,039	$1,023

(i) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	414	01/2010	RBS	$0	$(12)	$(12)
Buy	BRL	4,239	02/2010	HSBC	180	(2)	178
Buy		281	02/2010	RBC	0	(1)	(1)
Buy	CAD	290	01/2010	JPM	5	0	5
Sell	CHF	429	03/2010	CITI	0	(2)	(2)
Buy	CNY	179	03/2010	BCLY	0	0	0
Sell		170	03/2010	BCLY	0	0	0
Sell		278	03/2010	CITI	0	0	0
Sell		721	03/2010	DUB	0	0	0
Buy		179	03/2010	HSBC	0	0	0
Buy		1,096	03/2010	JPM	0	(1)	(1)
Sell		285	03/2010	MSC	0	0	0
Buy		618	08/2010	BCLY	0	(1)	(1)
Buy		772	08/2010	DUB	0	(2)	(2)
Buy		860	08/2010	HSBC	1	0	1
Buy		13,850	08/2010	JPM	2	(6)	(4)
Buy		1,630	08/2010	MSC	2	0	2
Buy		166	11/2010	BCLY	0	0	0
Buy		272	11/2010	CITI	0	0	0
Buy		707	11/2010	DUB	0	(1)	(1)
Buy		278	11/2010	MSC	0	(1)	(1)
Sell	EUR	306	01/2010	CITI	0	(2)	(2)
Sell		500	01/2010	RBC	4	0	4
Sell		1,781	02/2010	RBS	90	0	90
Sell		2,387	03/2010	GSC	46	0	46
Buy	GBP	240	01/2010	CITI	5	0	5
Sell		215	01/2010	CITI	0	(4)	(4)
Buy		195	01/2010	GSC	2	0	2
Sell		98	01/2010	HSBC	0	(1)	(1)
Sell		98	01/2010	MSC	0	(1)	(1)
Sell		2,356	01/2010	RBS	46	0	46
Buy	IDR	2,668,575	01/2010	BCLY	10	0	10
Buy		610,200	10/2010	BOA	2	0	2
Buy		4,242,704	10/2010	CITI	9	0	9
Buy		610,200	10/2010	RBS	2	0	2
Buy		1,291,329	10/2010	UBS	1	0	1
Sell	JPY	104,666	01/2010	BNP	42	0	42
Buy	KRW	180,645	02/2010	CITI	2	0	2
Buy		258,852	02/2010	DUB	2	0	2
Buy		117,620	02/2010	MSC	1	0	1
Buy		411,705	02/2010	UBS	3	0	3
Buy		51,000	07/2010	BCLY	0	0	0
Buy		102,188	07/2010	DUB	1	0	1
Buy		84,923	07/2010	MSC	0	0	0
Buy		525,926	08/2010	BCLY	6	0	6
Buy		203,274	08/2010	MSC	0	0	0
Buy		91,414	11/2010	BCLY	0	(1)	(1)
Buy		49,971	11/2010	CITI	0	0	0
Buy	MXN	7,352	04/2010	JPM	4	0	4
Buy	MYR	129	02/2010	BCLY	0	0	0
Buy		189	02/2010	DUB	0	(1)	(1)
Buy		932	02/2010	HSBC	2	0	2
Buy		60	02/2010	JPM	0	0	0
Buy		695	06/2010	BCLY	2	0	2
Buy		695	06/2010	DUB	2	0	2
Buy		38	06/2010	MSC	0	0	0
Buy	SGD	95	02/2010	JPM	0	(1)	(1)
Buy		129	03/2010	BCLY	0	(1)	(1)
Buy		98	03/2010	MSC	0	(1)	(1)
Buy		53	03/2010	RBS	0	0	0
Buy		161	06/2010	CITI	0	(2)	(2)
Buy	TWD	828	06/2010	BOA	1	0	1
Buy		973	06/2010	DUB	1	0	1
Buy		1,069	06/2010	MSC	1	0	1
Buy		134	10/2010	BCLY	0	0	0
Buy		398	10/2010	CITI	0	0	0

					$477	$(44)	$433

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$158,376	$0	$158,376
U.S. Government Agencies	0	64,266	0	64,266
U.S. Treasury Obligations	0	137,931	0	137,931
Short-Term Instruments	161,164	94,774	0	255,938
Other Investments+++	3,737	38,170	754	42,661

Investments, at value	$164,901	$493,517	$754	$659,172
Short Sales, at value	$0	$(1,023)	$0	$(1,023)
Financial Derivative Instruments++++	$(5,373)	$275	$0	$(5,098)

Total	$159,528	$492,769	$754	$653,051

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Other Investments+++	$0	$0	$0	$0	$(97)	$851	$754	$(97)
Financial Derivative Instruments++++	$34	$0	$0	$0	$(3)	$(31)	$0	$0

Total	$34	$0	$0	$0	$(100)	$820	$754	$(97)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Tax Managed Real Return Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 81.5%
ARIZONA 4.5%
Mesa, Arizona Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
5.250% due 07/01/2017	$250	$280

CALIFORNIA 9.8%
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	258
Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.210% due 04/01/2033	200	200
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2009
0.200% due 07/01/2023	150	150

		608

COLORADO 3.2%
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.200% due 12/01/2029	200	200

FLORIDA 4.2%
Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
0.210% due 10/01/2036	100	100
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2018	150	163

		263

GEORGIA 2.5%
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018 (a)	150	154

ILLINOIS 1.6%
Chicago, Illinois Revenue Bonds, Series 2002
0.200% due 01/01/2034	100	100

IOWA 4.3%
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	269

MASSACHUSETTS 1.6%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.200% due 12/01/2037	100	100

MISSISSIPPI 3.6%
De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	200	223

NEW JERSEY 1.9%
New Jersey Garden State Preservation Trust Revenue Bonds, (FSA Insured), Series 2005
5.800% due 11/01/2016	100	117

NEW YORK 5.3%
New York State Dormitory Authority Revenue Bonds, Series 2008
0.230% due 07/01/2037	100	100
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 12/15/2016	200	230

		330

SOUTH CAROLINA 3.6%
Lexington County, South Carolina School District No. 1 General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	225

TENNESSEE 3.7%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Notes, Series 2008
5.000% due 10/01/2016	200	230

TEXAS 15.6%
Austin, Texas Revenue Notes, Series 2009
5.000% due 11/15/2013	200	227
Bexar, Texas Metropolitan Water District Revenue Notes, Series 2009
5.000% due 05/01/2016	250	270
Grand Prairie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
0.000% due 02/15/2014	200	184
Houston, Texas Airport Systems Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2020	100	64
University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	200	227

		972

VIRGINIA 2.8%
Virginia State Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	175

WASHINGTON 3.7%
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	229

WISCONSIN 9.6%
Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	250	257
Wisconsin State Clean Water General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 05/01/2015	150	171
Wisconsin State Clean Water Revenue Notes, Series 2008
5.000% due 06/01/2016	150	172

		600

Total Municipal Bonds & Notes (Cost $5,050)		5,075

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Notes
2.125% due 11/30/2014	200	195

Total U.S. Treasury Obligations (Cost $196)		195

SHORT-TERM INSTRUMENTS 8.1%
REPURCHASE AGREEMENTS 8.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010	505	505
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $520. Repurchase proceeds are $505.)

Total Short-Term Instruments (Cost $505)		505

Total Investments 92.7%		$5,775
(Cost $5,751)
Written Options (c) (0.1%)		(7)
(Premiums $10)
Other Assets and Liabilities (Net) 7.4%		463

Net Assets 100.0%		$6,231

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Cash of $22 has been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2010	1	$0

(c) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$116.000	01/22/2010	1	$1	$1
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/19/2010	2	1	2
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	4	3	4

				$5	$7

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	$1,000	$5	$0

(d) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Municipal Bonds & Notes	$0	$5,075	$0	$5,075
U.S. Treasury Obligations	0	195	0	195
Short-Term Instruments	0	505	0	505

Investments, at value	$0	$5,775	$0	$5,775
Financial Derivative Instruments+++	$0	$(7)	$0	$(7)

Total	$0	$5,768	$0	$5,768

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
American General Finance Corp.
5.000% due 07/09/2010		$25,000	$23,562
CIT Group, Inc.
5.000% due 12/06/2011 (a)		23,463	18,571
9.500% due 01/18/2012 (a)		100,000	102,750
13.000% due 01/18/2012		20,000	20,550
Daimler Finance North America LLC
4.240% due 08/03/2012		516,621	504,997
Ford Motor Co.
3.240% due 12/15/2013		1,485	1,380
3.290% due 12/15/2013		24,187	22,474
HCA, Inc.
1.782% due 11/17/2012		5,000	4,786
2.532% due 11/17/2013		11,000	10,528
RH Donnelley Corp.
6.750% due 06/30/2024 (a)		3,568	3,275
Sensata Technologies BV
2.004% due 04/27/2013		13	11
2.031% due 04/27/2013		4,861	4,339
Texas Competitive Electric Holdings Co. LLC
3.735% due 10/10/2014		12,295	9,981
3.751% due 10/10/2014		50	41
3.782% due 10/10/2014		109	88
Yell Group
4.032% due 06/30/2014		27,890	20,838

Total Bank Loan Obligations (Cost $744,189)			748,171

CORPORATE BONDS & NOTES 24.8%
BANKING & FINANCE 18.2%
21st Century Insurance Group
5.900% due 12/15/2013		160	157
Abbey National Capital Trust I
8.963% due 12/29/2049		10,000	9,644
Abbey National PLC
7.950% due 10/26/2029		16,355	18,352
Ace INA Holdings, Inc.
5.700% due 02/15/2017		50	53
5.875% due 06/15/2014		3,400	3,691
Aflac, Inc.
6.900% due 12/17/2039		31,000	30,636
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		14,825	15,140
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		10,000	8,179
Alliance & Leicester PLC
0.359% due 01/19/2011		23,000	22,724
Allstate Corp.
5.000% due 08/15/2014		70	74
6.125% due 12/15/2032		150	151
6.125% due 05/15/2067		5,200	4,550
6.500% due 05/15/2067		8,000	6,960
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		166,800	178,190
American Express Bank FSB
0.291% due 04/26/2010		17,780	17,730
0.314% due 07/13/2010		1,100	1,095
0.361% due 05/29/2012		17,325	16,880
0.534% due 06/12/2017		10,000	8,613
5.500% due 04/16/2013		268,240	286,139
6.000% due 09/13/2017		330,700	343,637
American Express Centurion Bank
0.292% due 03/23/2010		6,675	6,671
0.293% due 04/19/2010		1,035	1,034
0.314% due 07/13/2010		4,400	4,392
5.200% due 11/26/2010		3,476	3,597
5.550% due 10/17/2012		12,800	13,698
6.000% due 09/13/2017		309,600	321,317
American Express Co.
5.250% due 09/12/2011		600	629
5.500% due 09/12/2016		335	343
6.150% due 08/28/2017		54,225	56,757
6.800% due 09/01/2066		7,489	6,778
7.000% due 03/19/2018		322,970	356,239
8.150% due 03/19/2038		90	113
American Express Credit Corp.
0.351% due 02/24/2012		3,000	2,933
0.384% due 10/04/2010		21,300	21,248
0.392% due 06/16/2011		76,100	75,103
0.415% due 12/02/2010		11,270	11,231
1.631% due 05/27/2010		146,043	146,648
5.875% due 05/02/2013		159,200	170,976
7.300% due 08/20/2013		115	129
American Express Travel Related Services Co., Inc.
0.435% due 06/01/2011		51,700	50,860
5.250% due 11/21/2011		44,309	46,487
American General Finance Corp.
0.307% due 03/02/2010		10,000	9,816
0.504% due 12/15/2011		53,100	43,157
0.552% due 08/17/2011		84,192	70,355
4.000% due 03/15/2011		32,905	29,758
4.625% due 09/01/2010		56,798	55,055
4.875% due 05/15/2010		81,153	80,037
5.200% due 12/15/2011		10,000	8,594
5.375% due 10/01/2012		200	161
5.400% due 12/01/2015		1,954	1,345
5.625% due 08/17/2011		31,750	27,705
5.850% due 06/01/2013		19,117	15,117
5.900% due 09/15/2012		430	357
6.900% due 12/15/2017		217,200	151,020
American Honda Finance Corp.
0.631% due 01/29/2010		1,100	1,100
0.678% due 02/05/2010		400	400
1.003% due 06/20/2011		25,000	25,013
American International Group, Inc.
0.243% due 03/20/2010		40,000	39,565
0.321% due 01/29/2010		231,100	230,951
0.321% due 09/27/2010		20,000	18,930
0.353% due 03/20/2012		21,000	18,224
0.394% due 10/18/2011		73,250	66,256
4.250% due 05/15/2013		43,790	40,480
4.700% due 10/01/2010		38,282	38,262
4.950% due 03/20/2012		112,495	110,225
5.050% due 10/01/2015		85,350	71,289
5.375% due 10/18/2011		81,380	80,854
5.450% due 05/18/2017		158,240	128,249
5.600% due 10/18/2016		12,323	10,211
5.850% due 01/16/2018		264,782	217,591
6.250% due 05/01/2036		119,914	89,279
8.175% due 05/15/2068		614,470	410,159
8.250% due 08/15/2018		363,973	342,227
Ameriprise Financial, Inc.
5.350% due 11/15/2010		4	4
Anadarko Finance Co.
6.750% due 05/01/2011		10,000	10,571
7.500% due 05/01/2031		400	450
ANZ National International Ltd.
6.200% due 07/19/2013		227,750	245,376
Asian Development Bank
5.820% due 06/16/2028		1,100	1,165
ASIF Global Financing XIX
4.900% due 01/17/2013		10,493	9,663
ASIF I
0.432% due 07/26/2010		30,000	29,059
Associates Corp. of North America
7.950% due 02/15/2010		25,500	25,533
AXA Financial, Inc.
7.750% due 08/01/2010		100	104
BAC Capital Trust VI
5.625% due 03/08/2035		7,200	5,781
BAC Capital Trust XIV
5.630% due 12/31/2049		345	241
Bank of America Corp.
0.442% due 08/13/2010		1,000	1,001
0.544% due 10/14/2016 (k)		40,000	35,394
0.584% due 09/15/2014		15,400	14,374
0.602% due 08/15/2016		82,800	72,106
0.755% due 09/11/2012		100	98
4.250% due 10/01/2010		48	49
4.750% due 08/15/2013		500	509
5.125% due 11/15/2014		125	130
5.200% due 03/15/2018		100	93
5.250% due 12/01/2015		275	277
5.375% due 08/15/2011		2,000	2,100
5.375% due 09/11/2012		250	265
5.625% due 10/14/2016		185	188
5.650% due 05/01/2018		43,635	44,389
5.750% due 12/01/2017		69,410	71,189
6.000% due 09/01/2017		220,505	229,218
6.500% due 08/01/2016		855	921
7.250% due 10/15/2025		200	208
7.375% due 05/15/2014		71,875	81,635
7.400% due 01/15/2011		29,276	30,997
7.625% due 06/01/2019		365	423
7.750% due 08/15/2015		2,000	2,197
7.800% due 02/15/2010		500	504
Bank of America Institutional Capital A
8.070% due 12/31/2026		4,400	4,345
Bank of America N.A.
0.534% due 06/15/2016		108,360	96,638
0.799% due 06/23/2010		600	601
0.872% due 05/12/2010		35,100	35,172
5.300% due 03/15/2017		500	491
6.000% due 10/15/2036		70,100	67,960
6.100% due 06/15/2017		5,000	5,089
Bank of New York Mellon Corp.
0.678% due 02/05/2010		11,600	11,606
6.375% due 04/01/2012		200	216
Bank of Scotland PLC
0.317% due 12/08/2010		19,400	19,050
5.250% due 02/21/2017		100	99
5.500% due 06/15/2012		12,000	12,717
Bank One Corp.
4.900% due 04/30/2015		20,000	20,596
5.900% due 11/15/2011		12,500	13,347
7.750% due 07/15/2025		200	221
Barclays Bank PLC
0.462% due 05/25/2015		56,600	53,661
5.000% due 09/22/2016		500	512
5.450% due 09/12/2012		200,200	216,639
6.050% due 12/04/2017		268,611	273,793
6.750% due 05/22/2019		200	223
7.434% due 09/29/2049		90,125	83,366
10.179% due 06/12/2021		479,640	620,192
Barrick International Bank Corp.
5.750% due 10/15/2016		12,300	12,833
BB&T Corp.
4.750% due 10/01/2012		145	151
Bear Stearns Cos. LLC
0.357% due 02/23/2010		238,025	238,107
0.391% due 05/18/2010		53,555	53,586
0.423% due 10/22/2010		12,800	12,805
0.444% due 11/28/2011		33,250	33,146
0.471% due 02/01/2012		41,842	41,647
0.482% due 08/15/2011		68,085	68,138
0.562% due 02/23/2012		1,000	992
0.657% due 11/21/2016		13,706	12,509
0.684% due 07/19/2010		48,621	48,712
4.500% due 10/28/2010		8,215	8,484
4.550% due 06/23/2010		3,575	3,635
5.300% due 10/30/2015		20,500	21,709
5.350% due 02/01/2012		405	431
5.500% due 08/15/2011		10,325	10,998
5.550% due 01/22/2017		1,355	1,357
6.400% due 10/02/2017		127,829	139,558
6.950% due 08/10/2012		561,980	628,264
7.250% due 02/01/2018		115,640	132,945
Bellsouth Capital Funding Corp.
7.750% due 02/15/2010		35	35
BFC Finance Corp.
7.375% due 12/01/2017		916	1,010
Block Financial LLC
7.875% due 01/15/2013		53,100	59,195
BNP Paribas
5.186% due 06/29/2049		2,700	2,227
7.195% due 06/29/2049		5,000	4,650
BNY Mellon N.A.
4.750% due 12/15/2014		50	53
Boeing Capital Corp.
6.100% due 03/01/2011		300	317
7.375% due 09/27/2010		135	142
C5 Capital SPV Ltd.
6.196% due 12/31/2049		15,000	10,298
C10 Capital SPV Ltd.
6.722% due 12/31/2049		29,500	20,847
Caelus Re Ltd.
6.504% due 06/07/2011		25,000	24,431
Calabash Re Ltd.
11.344% due 01/08/2010		2,650	2,650
Capital One Bank USA N.A.
8.800% due 07/15/2019		115,000	136,119
Capital One Capital VI
8.875% due 05/15/2040		2,950	3,164
Capital One Financial Corp.
5.700% due 09/15/2011		7,000	7,356
6.150% due 09/01/2016		8,462	8,512
6.250% due 11/15/2013		193	209
6.750% due 09/15/2017		260,000	280,199
7.375% due 05/23/2014		13,000	14,733
Caterpillar Financial Services Corp.
0.725% due 02/08/2010		235	235
4.850% due 12/07/2012		300	323
5.050% due 12/01/2010		35	36
5.450% due 04/15/2018		25	26
6.125% due 02/17/2014		7,900	8,837
CBA Capital Trust II
6.024% due 03/29/2049		65	53
Cemex Finance LLC
9.500% due 12/14/2016		100,000	105,250
Charter One Bank N.A.
6.375% due 05/15/2012		6,350	6,487
Chubb Corp.
6.375% due 03/29/2067		6,000	5,640
6.500% due 05/15/2038		10,000	11,050
Chukchansi Economic Development Authority
8.000% due 11/15/2013		400	294
CIT Group, Inc.
7.000% due 05/01/2013		25,718	24,174
7.000% due 05/01/2014		16,076	14,971
7.000% due 05/01/2015		16,076	14,469
7.000% due 05/01/2016		26,794	23,712
7.000% due 05/01/2017		37,511	32,729
12.000% due 12/18/2018		37,901	0
Citibank N.A.
1.875% due 05/07/2012		33,500	33,697
1.875% due 06/04/2012		15,200	15,296
Citicorp
7.250% due 10/15/2011		12,413	13,080
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	9,949
Citigroup Capital XXI
8.300% due 12/21/2077		400,471	387,456
Citigroup Funding, Inc.
1.325% due 05/07/2010		160,400	160,783
Citigroup, Inc.
0.361% due 05/18/2011		106,700	104,913
0.379% due 03/16/2012		49,974	48,190
0.380% due 03/07/2014		21,000	19,203
0.421% due 05/18/2010		243,540	243,301
0.422% due 08/13/2010		1,300	1,297
0.527% due 06/09/2016		39,900	32,118
1.972% due 05/15/2018		1,000	931
2.125% due 04/30/2012		32,371	32,736
4.125% due 02/22/2010		22,135	22,216
4.625% due 08/03/2010		5,400	5,511
4.875% due 05/07/2015		46,805	44,170
5.000% due 09/15/2014		77,215	74,514
5.100% due 09/29/2011		28,550	29,528
5.125% due 02/14/2011		58,114	59,977
5.250% due 02/27/2012		10,000	10,337
5.300% due 10/17/2012		202,850	211,454
5.500% due 08/27/2012		177,850	186,015
5.500% due 04/11/2013		732,235	759,721
5.500% due 10/15/2014		81	82
5.500% due 02/15/2017		12,625	11,965
5.625% due 08/27/2012		31,217	32,128
5.850% due 07/02/2013		24,500	25,479
5.875% due 02/22/2033		75	63
6.000% due 02/21/2012		1,100	1,162
6.000% due 08/15/2017		85,842	85,939
6.010% due 01/15/2015		10,063	10,286
6.125% due 11/21/2017		160,940	162,475
6.125% due 05/15/2018		144,720	145,738
6.375% due 08/12/2014		75	79
6.500% due 08/19/2013		184,253	196,423
7.250% due 10/01/2010		57,934	60,036
8.125% due 07/15/2039		133,541	151,175
8.500% due 05/22/2019		79,896	92,414
CNA Financial Corp.
5.850% due 12/15/2014		38,500	37,987
6.000% due 08/15/2011		28,500	28,981
6.500% due 08/15/2016		6,250	6,152
Comerica Bank
0.321% due 06/30/2010		6,200	6,161
0.372% due 05/24/2011		10,500	10,219
0.374% due 05/10/2010		2,500	2,497
Commonwealth Bank of Australia
2.400% due 01/12/2012		700	718
Corp. Andina de Fomento
5.750% due 01/12/2017		165	168
6.875% due 03/15/2012		55	59
8.125% due 06/04/2019		40	46
Countrywide Financial Corp.
0.715% due 05/07/2012		39,000	38,120
4.500% due 06/15/2010		21,816	22,183
5.800% due 06/07/2012		204,469	217,169
6.250% due 05/15/2016		25,255	25,722
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		100,021	102,181
Credit Agricole S.A.
0.304% due 05/28/2010		3,800	3,800
6.637% due 05/29/2049		29,347	24,211
Credit Suisse New York
5.000% due 05/15/2013		230,000	245,470
6.000% due 02/15/2018		103	108
Credit Suisse USA, Inc.
0.472% due 08/15/2010		28,720	28,751
0.472% due 08/16/2011		11,595	11,593
4.875% due 08/15/2010		60	62
5.125% due 08/15/2015		55	59
5.375% due 03/02/2016		250	262
5.500% due 08/16/2011		400	425
5.500% due 08/15/2013		100	109
6.125% due 11/15/2011		9,300	10,033
7.125% due 07/15/2032		40	47
Danske Bank A/S
2.500% due 05/10/2012		100	102
DBS Bank Ltd.
0.492% due 05/16/2017		22,000	21,031
5.000% due 11/15/2019		8,000	8,157
Deutsche Bank AG
0.572% due 02/17/2015		11,700	11,056
4.875% due 05/20/2013		275,375	292,780
6.000% due 09/01/2017		365,050	398,601
Discover Financial Services
0.784% due 06/11/2010		15,000	14,871
Duke University
5.150% due 04/01/2019		5,300	5,535
East Lane Re Ltd.
6.281% due 05/06/2011		45,000	45,094
El Paso Performance-Linked Trust
7.750% due 07/15/2011		20,350	20,964
European Investment Bank
4.625% due 05/15/2014		77	83
5.000% due 02/08/2010		171	172
5.125% due 09/13/2016		39	43
Ferrellgas Escrow LLC
6.750% due 05/01/2014		350	346
FIA Card Services N.A.
6.625% due 06/15/2012		10,000	10,758
7.125% due 11/15/2012		23,285	25,364
Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		4,000	4,510
Fifth Third Bancorp
0.673% due 12/20/2016		29,030	23,714
6.250% due 05/01/2013		100,180	103,224
First Union Capital I
7.935% due 01/15/2027		4,405	4,292
First Union Institutional Capital II
7.850% due 01/01/2027		9,500	9,018
Fleet Capital Trust V
1.254% due 12/18/2028		800	550
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018		208	229
Ford Motor Credit Co. LLC
3.034% due 01/13/2012		63,100	58,762
5.504% due 06/15/2011		12,000	11,895
7.000% due 10/01/2013		13,400	13,391
7.250% due 10/25/2011		28,200	28,491
7.375% due 02/01/2011		15,100	15,412
7.500% due 08/01/2012		4,100	4,137
7.800% due 06/01/2012		1,500	1,517
7.875% due 06/15/2010		112,628	114,342
8.000% due 06/01/2014		5,700	5,858
8.000% due 12/15/2016		175,319	175,783
8.625% due 11/01/2010		23,300	23,996
8.700% due 10/01/2014		4,000	4,186
9.750% due 09/15/2010		19,265	19,882
12.000% due 05/15/2015		52,000	60,362
Foundation Re II Ltd.
7.022% due 11/26/2010		43,850	43,462
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		1,600	1,768
GATX Financial Corp.
5.500% due 02/15/2012		7,080	7,391
6.273% due 06/15/2011		10,355	10,680
General Electric Capital Corp.
0.284% due 03/12/2010		400	400
0.314% due 01/04/2010		150	150
0.354% due 01/20/2010		500	500
0.383% due 03/20/2014		200	189
0.383% due 06/20/2014		38,000	33,881
0.393% due 12/20/2013		5,000	4,697
0.404% due 09/15/2014		1,100	1,034
0.425% due 05/08/2013		400	383
0.441% due 10/06/2015		13,500	12,467
0.472% due 05/11/2016		4,900	4,471
0.484% due 01/08/2016		82,900	75,267
0.658% due 05/05/2026		29,950	25,374
1.167% due 05/22/2013		100	98
2.000% due 09/28/2012		100	100
2.200% due 06/08/2012		400	406
2.250% due 03/12/2012		403	409
4.000% due 05/15/2010		100	100
4.250% due 06/15/2012		1,596	1,661
4.875% due 03/04/2015		350	364
5.400% due 02/15/2017		6,400	6,541
5.625% due 09/15/2017		65	67
5.625% due 05/01/2018		1,485	1,524
5.875% due 01/14/2038		547,687	508,761
6.000% due 06/15/2012		1,005	1,084
6.375% due 11/15/2067		249,800	218,263
6.750% due 03/15/2032		250	256
6.875% due 01/10/2039		247,059	255,948
7.375% due 01/19/2010		35	35
8.125% due 05/15/2012		250	279
Genworth Financial, Inc.
6.500% due 06/15/2034		160	129
6.515% due 05/22/2018		15,000	13,748
Genworth Global Funding Trusts
0.412% due 05/15/2012		12,000	11,181
0.414% due 12/15/2010		6,160	6,073
0.474% due 04/15/2014		500	423
Glitnir Banki HF
4.763% due 04/20/2010 (a)		1,800	387
GMAC LLC
6.000% due 04/01/2011		15,000	14,554
6.000% due 12/15/2011		100	98
6.500% due 12/15/2018		200	140
6.700% due 06/15/2018		100	69
6.850% due 04/15/2016		200	149
6.875% due 09/15/2011		3,900	3,860
7.000% due 02/15/2018		100	71
7.200% due 10/15/2017		125	91
7.250% due 09/15/2017		200	147
7.375% due 04/15/2018		100	72
Golden West Financial Corp.
4.750% due 10/01/2012		100	104
Goldman Sachs Capital I
6.345% due 02/15/2034		750	704
Goldman Sachs Capital II
5.793% due 12/29/2049		25,200	19,656
Goldman Sachs Group, Inc.
0.457% due 03/02/2010		69,464	69,498
0.458% due 02/06/2012		78,765	78,218
0.683% due 07/22/2015		6,000	5,336
0.684% due 10/07/2011		2,700	2,576
0.701% due 03/22/2016		34,600	31,913
0.784% due 01/12/2015		20,000	19,112
0.851% due 09/29/2014		12,500	12,133
1.625% due 07/15/2011		262	264
3.625% due 08/01/2012		120	124
4.750% due 07/15/2013		500	524
5.000% due 01/15/2011		11,500	11,950
5.250% due 04/01/2013		82	87
5.250% due 10/15/2013		4,915	5,224
5.300% due 02/14/2012		11,630	12,346
5.350% due 01/15/2016		16,955	17,633
5.450% due 11/01/2012		446	480
5.500% due 11/15/2014		148	158
5.625% due 01/15/2017		450	460
5.700% due 09/01/2012		2,395	2,578
5.750% due 10/01/2016		1,200	1,267
5.950% due 01/18/2018		304,065	321,598
5.950% due 01/15/2027		190	183
6.125% due 02/15/2033		20,010	20,157
6.150% due 04/01/2018		318,880	341,915
6.250% due 09/01/2017		419,300	450,350
6.450% due 05/01/2036		155	153
6.600% due 01/15/2012		12,975	14,112
6.750% due 10/01/2037		331,624	341,954
6.875% due 01/15/2011		195	207
7.500% due 02/15/2019		37,150	43,383
Hartford Life Global Funding Trusts
0.434% due 06/16/2014		400	363
HBOS Capital Funding LP
6.071% due 06/29/2049		10,000	6,600
HBOS PLC
6.750% due 05/21/2018		250,700	232,987
HCP, Inc.
5.625% due 02/28/2013		3,225	3,238
5.650% due 12/15/2013		2,530	2,537
5.950% due 09/15/2011		12,350	12,747
6.000% due 01/30/2017		1,700	1,602
6.300% due 09/15/2016		13,000	12,706
6.700% due 01/30/2018		27,900	27,108
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	4,902
HSBC Bank USA N.A.
4.625% due 04/01/2014		75	78
5.875% due 11/01/2034		3,000	2,927
6.000% due 08/09/2017		13,900	14,862
HSBC Capital Funding LP
4.610% due 12/29/2049		400	342
9.547% due 12/29/2049		43,400	45,136
10.176% due 12/29/2049		66,160	80,800
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		7,900	6,557
HSBC Finance Corp.
0.334% due 03/12/2010		27,655	27,640
0.485% due 08/09/2011		14,125	13,858
0.524% due 05/10/2010		55,828	55,815
0.534% due 01/15/2014		16,900	15,875
0.552% due 04/24/2012		500	483
0.604% due 09/14/2012		8,500	8,184
0.634% due 07/19/2012		5,600	5,404
0.686% due 06/01/2016		28,100	25,710
1.040% due 01/11/2010		500	501
1.783% due 10/20/2010		26,300	26,451
4.625% due 09/15/2010		278	285
5.700% due 06/01/2011		230	240
6.750% due 05/15/2011		2,100	2,220
7.000% due 05/15/2012		315	343
HSBC Holdings PLC
6.500% due 05/02/2036		192,600	202,654
6.500% due 09/15/2037		111,000	116,352
HSBC USA, Inc.
3.125% due 12/16/2011		1,200	1,242
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		150	150
ICICI Bank Ltd.
0.824% due 01/12/2010		1,800	1,791
ILFC E-Capital Trust I
5.900% due 12/21/2065		26,521	14,056
ILFC E-Capital Trust II
6.250% due 12/21/2065		26,420	14,003
ING Bank NV
2.625% due 02/09/2012		13,700	14,007
3.900% due 03/19/2014		2,600	2,679
Inter-American Development Bank
7.375% due 01/15/2010		350	351
International Bank for Reconstruction & Development
5.000% due 04/01/2016		69	75
International Lease Finance Corp.
0.482% due 05/24/2010		137,576	133,770
0.620% due 07/01/2011		50,000	44,050
0.634% due 07/13/2012		10,630	8,290
0.684% due 01/15/2010		42,230	42,121
4.150% due 01/20/2015		92,000	91,828
4.750% due 01/13/2012		22,983	19,413
4.875% due 09/01/2010		144,256	138,585
4.950% due 02/01/2011		20,900	19,349
5.000% due 04/15/2010		38,988	38,405
5.000% due 09/15/2012		5,000	4,195
5.125% due 11/01/2010		54,787	52,609
5.250% due 01/10/2013		15,000	12,243
5.300% due 05/01/2012		39,300	33,399
5.350% due 03/01/2012		92,054	79,951
5.400% due 02/15/2012		65,048	56,589
5.450% due 03/24/2011		36,045	33,229
5.625% due 09/15/2010		67,072	66,358
5.625% due 09/20/2013		12,897	10,125
5.750% due 06/15/2011		104,696	96,227
5.875% due 05/01/2013		5,475	4,355
6.375% due 03/25/2013		650	535
6.625% due 11/15/2013		15,975	12,870
7.900% due 08/15/2010		900	886
iStar Financial, Inc.
5.150% due 03/01/2012		10,000	6,200
5.800% due 03/15/2011		400	304
5.950% due 10/15/2013		10,000	5,925
Jackson National Life Funding LLC
0.552% due 08/06/2011		31,600	30,827
John Deere Capital Corp.
0.706% due 02/26/2010		375	375
4.950% due 12/17/2012		85	91
5.650% due 07/25/2011		9,000	9,597
7.000% due 03/15/2012		175	194
JPMorgan Chase & Co.
0.376% due 06/25/2012		28,300	28,077
0.378% due 12/21/2011		2,500	2,490
0.431% due 11/01/2012		3,500	3,445
3.125% due 12/01/2011		400	414
4.500% due 01/15/2012		4,000	4,194
4.750% due 05/01/2013		753	795
4.750% due 03/01/2015		300	312
4.875% due 03/15/2014		645	671
5.125% due 09/15/2014		14,015	14,798
5.250% due 05/01/2015		700	729
5.600% due 06/01/2011		132	140
5.750% due 01/02/2013		40,135	42,833
6.000% due 01/15/2018		157,485	169,566
6.125% due 06/27/2017		15	16
6.300% due 04/23/2019		13,000	14,326
6.400% due 05/15/2038		36,736	40,577
6.625% due 03/15/2012		1,300	1,420
7.875% due 06/15/2010		80	83
JPMorgan Chase & Co. CPI Linked Bond
1.714% due 02/15/2012		600	580
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016		30,565	27,908
5.875% due 06/13/2016		20	21
6.000% due 10/01/2017		323,300	346,687
JPMorgan Chase Capital XV
5.875% due 03/15/2035		12,135	10,835
JPMorgan Chase Capital XX
6.550% due 09/15/2066		37,900	34,839
JPMorgan Chase Capital XXI
1.231% due 01/15/2087		24,000	16,578
JPMorgan Chase Capital XXIII
1.272% due 05/15/2077		4,278	2,978
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		50,000	50,584
KeyBank N.A.
2.507% due 06/02/2010		232,100	233,528
7.413% due 05/06/2015		91,450	93,414
KeyCorp
6.500% due 05/14/2013		100,000	103,291
Kimco Realty Corp.
5.700% due 05/01/2017		2,000	1,929
Kreditanstalt fuer Wiederaufbau
4.875% due 06/17/2019		62,200	65,853
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015		175	187
LBG Capital No.1 PLC
7.875% due 11/01/2020		34,361	28,004
8.500% due 12/29/2049		38,100	28,309
LeasePlan Corp. NV
3.000% due 05/07/2012		205,000	210,022
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		108,850	21,770
3.011% due 12/23/2010 (a)		100	20
5.625% due 01/24/2013 (a)		152,570	32,040
5.750% due 01/03/2017 (a)		200	0
6.200% due 09/26/2014 (a)		49,670	9,934
6.625% due 01/18/2012 (a)		350	70
6.750% due 12/28/2017 (a)		20,000	6
6.875% due 05/02/2018 (a)		122,732	26,081
7.000% due 04/16/2019 (a)		90	14
7.500% due 05/11/2038 (a)		85,000	26
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		10,200	10,063
Lincoln National Corp.
0.334% due 03/12/2010		31,900	31,850
Lloyds TSB Bank PLC
12.000% due 12/29/2049		1,215,000	1,192,995
Longpoint Re Ltd.
5.504% due 11/08/2011		87,500	87,854
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012		125	111
Macquarie Bank Ltd.
2.600% due 01/20/2012		200,000	204,311
3.300% due 07/17/2014		177,300	177,907
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		21,000	21,498
5.750% due 09/15/2015		83,000	86,696
9.250% due 04/15/2019		12,250	14,887
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		155	191
MBNA Capital B
1.081% due 02/01/2027		10,900	7,464
MBNA Corp.
5.000% due 05/04/2010		40	40
6.125% due 03/01/2013		20,100	21,339
Mellon Funding Corp.
5.000% due 12/01/2014		100	107
Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,434
Merrill Lynch & Co., Inc.
0.342% due 03/23/2010		82,410	82,417
0.349% due 03/23/2010		87,854	87,875
0.409% due 01/07/2010		199,800	199,801
0.472% due 02/15/2011		37,250	36,439
0.481% due 11/01/2011		123,800	121,587
0.482% due 07/25/2011		147,030	144,826
0.485% due 06/05/2012		128,460	124,711
0.498% due 02/05/2010		71,684	71,709
0.744% due 01/15/2015		30,900	28,359
2.522% due 05/12/2010		113,145	114,078
4.250% due 02/08/2010		12,960	13,002
5.000% due 01/15/2015		2,700	2,749
5.450% due 02/05/2013		1,179	1,242
5.450% due 07/15/2014		90	94
5.700% due 05/02/2017		10	10
6.050% due 08/15/2012		540,938	579,821
6.150% due 04/25/2013		73,525	78,742
6.220% due 09/15/2026		115	110
6.400% due 08/28/2017		256,310	270,143
6.750% due 06/01/2028		115	117
6.875% due 04/25/2018		663,885	716,434
7.750% due 05/14/2038		425	468
Metlife Capital Trust IV
7.875% due 12/15/2067		5,400	5,427
MetLife Capital Trust X
9.250% due 04/08/2038		300	342
MetLife, Inc.
5.375% due 12/15/2012		200	213
6.400% due 12/15/2066		70,810	63,021
Metropolitan Life Global Funding I
0.312% due 05/17/2010		25,600	25,574
0.431% due 05/18/2010		3,850	3,848
0.504% due 03/15/2012		400	394
5.125% due 11/09/2011		4,325	4,530
5.125% due 04/10/2013		106,770	113,196
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		200	200
Monumental Global Funding Ltd.
0.634% due 06/15/2011		60,000	57,396
5.500% due 04/22/2013		52,400	53,955
Morgan Stanley
0.323% due 01/15/2010		1,900	1,900
0.374% due 01/15/2010		77,290	77,290
0.375% due 05/07/2010		150,000	149,967
0.490% due 04/19/2012		50,500	49,092
0.534% due 01/18/2011		133,800	133,199
0.534% due 01/09/2012		70,950	70,182
0.564% due 01/15/2010		23,255	23,257
0.584% due 01/09/2014		26,580	25,402
0.734% due 10/18/2016		97,100	90,092
0.764% due 10/15/2015		41,920	39,367
2.250% due 03/13/2012		365	371
2.372% due 05/14/2010		379,550	382,313
3.250% due 12/01/2011		100	104
3.800% due 05/01/2014		250	233
4.250% due 05/15/2010		2,500	2,531
4.750% due 04/01/2014		6,159	6,200
5.050% due 01/21/2011		16,200	16,807
5.300% due 03/01/2013		7,439	7,846
5.375% due 10/15/2015		4,500	4,655
5.550% due 04/27/2017		2,995	3,013
5.625% due 01/09/2012		1,604	1,694
5.750% due 08/31/2012		312,375	335,252
5.750% due 10/18/2016		17,600	18,287
5.950% due 12/28/2017		113,200	116,944
6.000% due 05/13/2014		200	215
6.000% due 04/28/2015		119,635	127,583
6.250% due 08/28/2017		33,400	34,909
6.250% due 08/09/2026		225	233
6.600% due 04/01/2012		1,990	2,166
6.625% due 04/01/2018		13,700	14,836
6.750% due 04/15/2011		12,624	13,379
7.300% due 05/13/2019		425	478
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		22,800	20,778
Mystic Re Ltd.
10.254% due 06/07/2011		12,200	12,449
National Australia Bank Ltd.
0.443% due 06/19/2017		75,000	71,921
0.481% due 06/29/2016		10,000	9,624
0.725% due 02/08/2010		77,200	77,210
5.350% due 06/12/2013		186,330	200,712
National City Bank
0.348% due 06/18/2010		3,615	3,610
0.393% due 01/21/2010		365	365
0.604% due 12/15/2016		8,090	7,232
0.625% due 06/07/2017		10,000	8,890
4.250% due 01/29/2010		2,200	2,204
4.500% due 03/15/2010		15,278	15,372
4.625% due 05/01/2013		8,400	8,613
6.200% due 12/15/2011		30,600	32,600
National City Bank of Kentucky
6.300% due 02/15/2011		2,900	2,997
National City Corp.
0.424% due 06/16/2010		2,355	2,348
National Rural Utilities Cooperative Finance Corp.
1.065% due 07/01/2010		2,000	2,007
7.250% due 03/01/2012		280	308
10.375% due 11/01/2018		252	334
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		13,000	13,522
Nationwide Life Global Funding I
0.470% due 05/19/2010		46,400	46,174
5.450% due 10/02/2012		6,900	6,820
New England Mutual Life Insurance Co.
7.875% due 02/15/2024		5,500	5,867
New York Community Bank
3.000% due 12/16/2011		200	205
New York Life Global Funding
4.650% due 05/09/2013		14,600	15,347
New York Life Insurance Co.
6.750% due 11/15/2039		50,000	51,300
Nippon Life Insurance Co.
4.875% due 08/09/2010		2,500	2,510
Northern Rock PLC
5.625% due 06/22/2017		12,500	11,760
NSG Holdings LLC
7.750% due 12/15/2025		800	720
ORIX Corp.
5.480% due 11/22/2011		20,000	20,092
Osiris Capital PLC
3.134% due 01/15/2010		19,300	19,300
PACCAR Financial Corp.
1.037% due 04/01/2011		10,000	10,078
Pacific Life Global Funding
0.481% due 06/22/2011		17,406	16,441
5.150% due 04/15/2013		11,700	12,234
Pacific Life Insurance Co.
9.250% due 06/15/2039		46,290	53,602
Pearson Dollar Finance PLC
5.700% due 06/01/2014		5,000	5,284
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		25,000	26,263
6.250% due 05/06/2018		28,000	29,447
Petroleum Export Ltd.
5.265% due 06/15/2011		14,535	14,172
Piper Jaffray Cos.
4.351% due 12/31/2010		19,600	19,600
PMI Group, Inc.
6.000% due 09/15/2016		9,500	5,506
PNC Bank N.A.
0.731% due 02/01/2010		10,000	9,999
PNC Funding Corp.
0.421% due 01/31/2012		9,000	8,799
5.125% due 12/14/2010		150	156
PNC Preferred Funding Trust I
8.700% due 03/29/2049		100	103
Pricoa Global Funding I
0.381% due 01/30/2012		3,100	3,017
0.451% due 09/27/2013		2,000	1,874
1.055% due 06/04/2010		13,975	13,984
5.300% due 09/27/2013		21,000	21,737
Princeton University
4.950% due 03/01/2019		6,800	7,025
5.700% due 03/01/2039		10,000	10,310
Principal Life Income Funding Trusts
0.432% due 11/15/2010		1,000	995
5.100% due 04/15/2014		100	102
5.300% due 04/24/2013		148,900	157,342
5.550% due 04/27/2015		237,300	236,679
Progressive Corp.
6.700% due 06/15/2067		19,300	17,102
Protective Life Secured Trusts
0.395% due 11/09/2010		1,000	997
Prudential Financial, Inc.
0.660% due 06/10/2013		20,000	18,891
6.000% due 12/01/2017		40,000	41,333
6.100% due 06/15/2017		307	318
6.625% due 12/01/2037		8,200	8,432
Prudential Holdings LLC
8.695% due 12/18/2023		4,205	4,511
Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,413
Rabobank Nederland NV
0.233% due 02/01/2010		2,000	1,999
2.650% due 08/17/2012		300	304
11.000% due 06/29/2049		243,611	297,849
RBS Capital Trust I
4.709% due 12/29/2049		1,690	853
Regions Bank
7.500% due 05/15/2018		138,961	127,219
Regions Financial Corp.
0.421% due 06/26/2012		8,670	7,795
6.375% due 05/15/2012		125	119
7.375% due 12/10/2037		2,900	2,380
7.750% due 11/10/2014		18,370	18,135
Republic New York Corp.
1.188% due 01/29/2049		5,000	4,968
Residential Reinsurance 2007 Ltd.
6.256% due 06/07/2010		12,500	12,612
7.506% due 06/07/2010		12,500	12,646
8.006% due 06/07/2010		12,500	12,698
10.506% due 06/07/2010		1,500	1,540
Residential Reinsurance 2008 Ltd.
7.006% due 06/06/2011		16,000	15,909
Resona Bank Ltd.
5.850% due 09/29/2049		38,450	33,601
Royal Bank of Canada
5.650% due 07/20/2011		125	134
Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		380,000	379,066
0.672% due 04/08/2011		2,100	2,105
1.183% due 04/23/2012		51,100	51,714
1.450% due 10/20/2011		1,000,000	998,200
2.625% due 05/11/2012		42,365	42,996
4.875% due 08/25/2014		42,400	43,025
5.000% due 10/01/2014		4,200	3,716
5.050% due 01/08/2015		25	22
6.375% due 02/01/2011		9,110	9,138
6.990% due 10/29/2049		92,200	51,235
7.640% due 03/29/2049		130,575	70,595
7.648% due 08/29/2049		10,195	6,947
9.118% due 03/31/2049		89,000	81,439
Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016		7,900	8,084
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		219,400	197,514
Simon Property Group LP
4.600% due 06/15/2010		8,000	8,119
5.100% due 06/15/2015		200	198
5.250% due 12/01/2016		11,700	11,395
5.600% due 09/01/2011		5,000	5,220
5.750% due 12/01/2015		1,200	1,225
5.875% due 03/01/2017		8,000	8,023
6.100% due 05/01/2016		10,000	10,219
6.125% due 05/30/2018		2,000	2,035
SLM Corp.
0.272% due 03/15/2010		12,598	12,535
0.442% due 07/26/2010		3,000	2,936
0.454% due 03/15/2011		84,275	79,371
0.512% due 10/25/2011		140,700	131,769
0.582% due 01/27/2014		58,020	44,801
0.764% due 10/01/2010		300	298
0.834% due 01/31/2014		9,400	7,355
0.864% due 01/01/2014		7,701	5,763
4.000% due 01/15/2010		6,500	6,500
5.000% due 10/01/2013		34,600	31,856
5.125% due 08/27/2012		20,010	18,770
5.140% due 06/15/2016		100,000	69,417
5.375% due 01/15/2013		26,420	24,940
5.375% due 05/15/2014		9,600	8,863
5.400% due 10/25/2011		4,270	4,268
8.450% due 06/15/2018		84,200	83,208
SLM Corp. CPI Linked Bond
0.194% due 03/15/2012		2,000	1,747
0.839% due 11/21/2013		270	215
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		114,000	98,511
Societe Generale
5.922% due 04/29/2049		1,800	1,404
Source One Mortgage Corp.
9.000% due 06/01/2012		9,200	9,876
Sovereign Bancorp, Inc.
0.479% due 03/23/2010		23,555	23,547
Sovereign Bank
8.750% due 05/30/2018		10,000	11,655
State Street Capital Trust III
8.250% due 03/15/2042		11,700	11,990
State Street Capital Trust IV
1.254% due 06/01/2077		65,500	44,456
State Street Corp.
7.650% due 06/15/2010		175	180
Suffield CLO Ltd.
1.059% due 09/26/2014		1,728	1,689
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	95
Sun Life Financial Global Funding LP
0.411% due 07/06/2011		47,400	46,477
0.501% due 07/06/2010		46,191	46,003
SunTrust Bank
0.377% due 05/21/2012		9,050	8,667
3.000% due 11/16/2011		2,000	2,065
6.375% due 04/01/2011		200	208
SunTrust Banks, Inc.
5.250% due 11/05/2012		1,045	1,085
Svensk ExportKredit AB
4.875% due 09/29/2011		125	132
5.125% due 03/01/2017		75	79
Svenska Handelsbanken AB
1.254% due 09/14/2012		51,000	50,776
2.875% due 09/14/2012		170	171
Swedbank AB
2.800% due 02/10/2012		1,500	1,533
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		100,000	103,708
Temasek Financial I Ltd.
4.300% due 10/25/2019		156,300	153,556
5.375% due 11/23/2039		50,000	48,167
Textron Financial Corp.
0.394% due 01/05/2010		5,000	5,000
TNK-BP Finance S.A.
6.125% due 03/20/2012		39,300	40,479
7.500% due 03/13/2013		50,000	52,562
7.500% due 07/18/2016		5,000	5,194
Toll Road Investors Partnership II LP
0.000% due 02/15/2045		1,010	82
Toyota Motor Credit Corp.
4.250% due 03/15/2010		500	504
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		2,000	2,024
6.103% due 06/27/2012		28,025	29,102
7.700% due 08/07/2013		1,000	1,077
8.700% due 08/07/2018		75,200	86,306
Travelers Cos., Inc.
6.250% due 06/15/2037		125	133
6.250% due 03/15/2067		7,000	6,386
Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	73
6.375% due 03/15/2033		33	35
U.S. Bancorp
0.679% due 02/04/2010		5,740	5,743
4.500% due 07/29/2010		150	154
U.S. Bank N.A.
6.375% due 08/01/2011		3,000	3,226
UBS AG
1.193% due 04/22/2010		23,000	22,999
1.198% due 05/05/2010		5,900	5,908
5.750% due 04/25/2018		167,575	170,873
5.875% due 12/20/2017		185,125	190,552
UBS Preferred Funding Trust I
8.622% due 10/29/2049		58,900	54,814
UBS Preferred Funding Trust II
7.247% due 06/29/2049		8,000	7,067
UBS Preferred Funding Trust V
6.243% due 05/29/2049		25,675	20,347
UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	4,123
Union Planters Corp.
7.750% due 03/01/2011		500	497
US Central Federal Credit Union
1.900% due 10/19/2012		49,100	49,095
USB Capital IX
6.189% due 10/29/2049		30,800	25,064
USB Realty Corp.
6.091% due 12/29/2049		38,000	28,025
Ventas Realty LP
6.500% due 06/01/2016		1,100	1,067
6.750% due 04/01/2017		190	185
7.125% due 06/01/2015		74	74
Vita Capital III Ltd.
1.390% due 01/01/2011		8,000	7,717
VTB Capital S.A.
6.875% due 05/29/2018		15,000	15,000
Wachovia Bank N.A.
0.322% due 05/25/2010		13,600	13,602
0.327% due 12/02/2010		50,950	50,964
0.584% due 03/15/2016		200	180
0.661% due 11/03/2014		5,200	4,903
5.600% due 03/15/2016		19,800	20,279
6.600% due 01/15/2038		10,127	10,724
7.800% due 08/18/2010		6,750	7,045
Wachovia Capital Trust I
7.640% due 01/15/2027		1,370	1,298
Wachovia Capital Trust III
5.800% due 03/29/2049		158,615	122,927
Wachovia Capital Trust V
7.965% due 06/01/2027		5,361	5,095
Wachovia Corp.
0.352% due 07/26/2010		6,525	6,528
0.374% due 03/15/2011		54,100	53,973
0.406% due 03/01/2012		43,975	43,489
0.413% due 04/23/2012		47,175	46,549
0.414% due 10/15/2011		112,325	111,117
0.471% due 08/01/2013		14,050	13,547
0.621% due 10/28/2015		5,500	4,885
0.654% due 10/15/2016		58,870	51,466
2.051% due 05/01/2013		25,000	25,531
4.875% due 02/15/2014		21,280	21,662
5.300% due 10/15/2011		49,245	52,297
5.500% due 05/01/2013		165,804	176,273
5.500% due 08/01/2035		85	75
5.625% due 10/15/2016		92,200	94,406
5.700% due 08/01/2013		19,650	21,151
5.750% due 06/15/2017		22,525	23,460
5.750% due 02/01/2018		414,080	432,817
Wells Fargo & Co.
0.309% due 03/23/2010		100,180	100,195
0.332% due 03/22/2010		5,500	5,500
0.481% due 10/28/2015		24,000	22,289
0.489% due 08/20/2010		15	15
0.711% due 01/29/2010		76,600	76,636
3.750% due 10/01/2014		205	205
4.375% due 01/31/2013		26,740	27,794
4.625% due 08/09/2010		25,000	25,643
5.000% due 11/15/2014		100	103
5.125% due 09/01/2012		300	316
5.250% due 10/23/2012		1,000	1,068
5.625% due 12/11/2017		2,575	2,683
Wells Fargo Bank N.A.
0.482% due 05/16/2016		1,500	1,330
4.750% due 02/09/2015		36,700	37,465
6.450% due 02/01/2011		5,672	5,991
Wells Fargo Capital X
5.950% due 12/15/2086		16,700	14,612
Wells Fargo Capital XIII
7.700% due 12/29/2049		222,454	216,893
Western Corporate Federal Credit Union
1.750% due 11/02/2012		195,000	194,257
Westpac Banking Corp.
3.250% due 12/16/2011		7,600	7,850
XL Capital Finance Europe PLC
6.500% due 01/15/2012		10,000	10,353
XL Capital Ltd.
5.250% due 09/15/2014		1,600	1,569
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011		11,250	11,813
5.800% due 11/15/2016		1,265	1,298
ZFS Finance USA Trust I
5.875% due 05/09/2062		146	119

			36,929,724

INDUSTRIALS 4.7%
Abbott Laboratories
5.875% due 05/15/2016		140	155
AES El Salvador Trust
6.750% due 02/01/2016		105	94
Aetna, Inc.
6.000% due 06/15/2016		15,000	15,769
6.500% due 09/15/2018		12,000	12,785
Agilent Technologies, Inc.
6.500% due 11/01/2017		710	752
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		60,066	59,868
Alcoa, Inc.
5.550% due 02/01/2017		2,300	2,290
5.720% due 02/23/2019		4,127	3,997
5.870% due 02/23/2022		2,000	1,861
6.000% due 07/15/2013		25,000	26,357
6.750% due 07/15/2018		38,700	39,540
Allied Waste North America, Inc.
6.875% due 06/01/2017		1,125	1,196
Altria Group, Inc.
8.500% due 11/10/2013		2,500	2,891
9.250% due 08/06/2019		41,525	50,688
9.700% due 11/10/2018		64,525	79,888
9.950% due 11/10/2038		185	242
America Movil SAB de C.V.
5.625% due 11/15/2017		25	26
America West Airlines LLC
6.870% due 01/02/2017		1,238	1,127
American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		5,583	5,584
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		13,625	15,056
AmeriGas Partners LP
7.250% due 05/20/2015		800	804
AmerisourceBergen Corp.
5.625% due 09/15/2012		10,000	10,654
Amgen, Inc.
5.700% due 02/01/2019		28,026	30,107
5.850% due 06/01/2017		15,000	16,416
6.150% due 06/01/2018		4,500	4,993
6.375% due 06/01/2037		417	457
6.400% due 02/01/2039		30,015	33,048
6.900% due 06/01/2038		7,686	8,970
Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,800	1,913
6.950% due 06/15/2019		55	62
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018		9,100	9,238
7.500% due 03/15/2012		500	553
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		370	392
5.375% due 01/15/2020		195	199
6.875% due 11/15/2019		325	363
Apache Corp.
6.000% due 09/15/2013		30	33
7.950% due 04/15/2026		150	187
ArcelorMittal
7.000% due 10/15/2039		70	74
Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	14,868
AstraZeneca PLC
5.400% due 09/15/2012		25	27
5.900% due 09/15/2017		69,200	77,013
6.450% due 09/15/2037		88,900	100,470
AutoZone, Inc.
4.750% due 11/15/2010		200	203
5.500% due 11/15/2015		10,050	10,676
5.875% due 10/15/2012		4,800	5,192
6.500% due 01/15/2014		40,000	44,129
6.950% due 06/15/2016		1,000	1,086
7.125% due 08/01/2018		27,000	29,935
Avnet, Inc.
6.625% due 09/15/2016		2,000	2,066
Avon Products, Inc.
5.125% due 01/15/2011		10,000	10,415
6.500% due 03/01/2019		28,300	31,683
Baker Hughes, Inc.
6.500% due 11/15/2013		40	45
6.875% due 01/15/2029		100	114
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039		170	166
Baxter International, Inc.
5.375% due 06/01/2018		10,000	10,631
Berry Plastics Corp.
5.034% due 02/15/2015		1,100	1,011
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013		145	154
5.125% due 03/29/2012		10,000	10,650
5.250% due 12/15/2015		82	89
Biomet, Inc.
10.000% due 10/15/2017		925	1,009
10.375% due 10/15/2017 (d)		4,500	4,905
Black & Decker Corp.
5.750% due 11/15/2016		20,000	20,645
8.950% due 04/15/2014		40,000	47,334
Boeing Co.
3.500% due 02/15/2015		115	115
8.750% due 08/15/2021		50	65
Boston Scientific Corp.
4.250% due 01/12/2011		575	588
5.125% due 01/12/2017		1,000	1,002
5.450% due 06/15/2014		2,000	2,110
6.000% due 06/15/2011		5,000	5,250
6.400% due 06/15/2016		2,000	2,160
Bottling Group LLC
6.950% due 03/15/2014		70	81
Brown-Forman Corp.
0.390% due 04/01/2010		14,000	14,003
Brunswick Corp.
11.750% due 08/15/2013		18,000	20,655
Burlington Northern Santa Fe Corp.
7.290% due 06/01/2036		55	63
Campbell Soup Co.
4.500% due 02/15/2019		1,200	1,203
Canadian National Railway Co.
6.250% due 08/01/2034		100	110
Canadian Natural Resources Ltd.
4.900% due 12/01/2014		90	95
5.700% due 05/15/2017		590	631
6.250% due 03/15/2038		20,000	20,768
6.500% due 02/15/2037		25,000	26,606
6.700% due 07/15/2011		12,860	13,781
Cardinal Health, Inc.
5.800% due 10/15/2016		23,000	23,167
6.000% due 06/15/2017		10,600	10,811
Cascades, Inc.
7.250% due 02/15/2013		7,450	7,562
Caterpillar, Inc.
5.700% due 08/15/2016		100	108
6.050% due 08/15/2036		100	107
CBS Corp.
5.625% due 08/15/2012		15,000	15,689
Celestica, Inc.
7.625% due 07/01/2013		1,500	1,562
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		200	218
Centex Corp.
5.250% due 06/15/2015		4,500	4,432
5.700% due 05/15/2014		1,500	1,538
6.500% due 05/01/2016		9,120	9,485
Chart Industries, Inc.
9.125% due 10/15/2015		800	804
Chesapeake Energy Corp.
7.250% due 12/15/2018		3,000	3,038
9.500% due 02/15/2015		3,685	4,063
Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017		2,000	1,995
9.500% due 05/15/2016		15	16
CIGNA Corp.
6.350% due 03/15/2018		20,000	20,166
Cisco Systems, Inc.
5.250% due 02/22/2011		535	562
5.500% due 02/22/2016		100	110
CITIC Resources Finance 2007 Ltd.
6.750% due 05/15/2014		17,900	17,542
CoBank ACB
7.875% due 04/16/2018		4,900	5,317
CODELCO, Inc.
6.150% due 10/24/2036		23,200	24,002
7.500% due 01/15/2019		900	1,059
Colgate-Palmolive Co.
5.980% due 04/25/2012		150	162
Colorado Interstate Gas Co.
6.850% due 06/15/2037		250	258
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		495	571
Comcast Cable Communications LLC
6.750% due 01/30/2011		250	264
7.125% due 06/15/2013		400	450
Comcast Corp.
4.950% due 06/15/2016		230	237
5.650% due 06/15/2035		435	408
5.700% due 05/15/2018		310	326
5.700% due 07/01/2019		15	16
5.850% due 01/15/2010		420	420
5.850% due 11/15/2015		325	358
5.900% due 03/15/2016		5,000	5,392
6.300% due 11/15/2017		390	427
6.450% due 03/15/2037		22,000	22,757
6.500% due 01/15/2017		383	425
6.550% due 07/01/2039		120	126
7.050% due 03/15/2033		725	794
Commercial Metals Co.
6.500% due 07/15/2017		15,660	15,886
7.350% due 08/15/2018		13,000	13,882
Community Health Systems, Inc.
8.875% due 07/15/2015		2,500	2,594
Computer Sciences Corp.
5.000% due 02/15/2013		5,000	5,199
5.500% due 03/15/2013		2,000	2,122
6.500% due 03/15/2018		25,045	27,375
ConocoPhillips
5.900% due 10/15/2032		300	307
Continental Airlines, Inc.
6.503% due 12/15/2012		9,220	9,220
6.820% due 05/01/2018		4,904	4,560
7.487% due 10/02/2010		1,215	1,209
7.707% due 10/02/2022		2,570	2,480
9.000% due 07/08/2016		3,750	3,975
Con-way, Inc.
7.250% due 01/15/2018		19,000	19,212
Costco Wholesale Corp.
5.500% due 03/15/2017		100	107
Coventry Health Care, Inc.
6.125% due 01/15/2015		7,500	7,172
Cox Communications, Inc.
5.450% due 12/15/2014		40	43
6.450% due 12/01/2036		5,000	5,022
8.375% due 03/01/2039		105	131
CRH America, Inc.
8.125% due 07/15/2018		10,000	11,682
Crown Americas LLC
7.625% due 11/15/2013		430	446
CSX Corp.
5.600% due 05/01/2017		21,200	22,026
6.250% due 03/15/2018		5,852	6,312
6.750% due 03/15/2011		10,000	10,624
CVS Caremark Corp.
0.556% due 06/01/2010		138,040	138,114
6.125% due 08/15/2016		6,745	7,273
CVS Pass-Through Trust
7.507% due 01/10/2032		100,000	105,038
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,085
8.950% due 07/01/2017		7,000	8,314
Daimler Finance North America LLC
4.875% due 06/15/2010		19,300	19,619
5.750% due 09/08/2011		57,000	59,897
5.875% due 03/15/2011		50,500	52,817
6.500% due 11/15/2013		36,000	39,498
7.300% due 01/15/2012		8,200	8,919
7.750% due 01/18/2011		36,800	39,135
8.000% due 06/15/2010		300	309
Darden Restaurants, Inc.
6.200% due 10/15/2017		14,000	15,066
Delhaize America, Inc.
9.000% due 04/15/2031		80	103
Dell, Inc.
4.700% due 04/15/2013		149,700	158,094
5.650% due 04/15/2018		77,370	81,192
6.500% due 04/15/2038		95,000	98,186
Delta Air Lines, Inc.
7.570% due 05/18/2012		250	253
7.750% due 12/17/2019		5,000	5,100
Deluxe Corp.
5.125% due 10/01/2014		6,200	5,626
Devon Energy Corp.
5.625% due 01/15/2014		250	270
Devon Financing Corp. ULC
6.875% due 09/30/2011		55	60
Diageo Capital PLC
5.500% due 09/30/2016		50	53
DISH DBS Corp.
6.375% due 10/01/2011		12,000	12,420
7.000% due 10/01/2013		125	129
7.125% due 02/01/2016		1,250	1,283
Dow Chemical Co.
4.850% due 08/15/2012		29,400	30,917
5.700% due 05/15/2018		500	509
6.850% due 08/15/2013		500	543
7.600% due 05/15/2014		250	285
8.550% due 05/15/2019		49,885	59,620
9.400% due 05/15/2039		10,000	13,261
DR Horton, Inc.
5.250% due 02/15/2015		10,000	9,450
5.625% due 09/15/2014		3,000	2,918
5.625% due 01/15/2016		13,000	12,220
6.125% due 01/15/2014		5,000	5,012
6.500% due 04/15/2016		40,000	39,200
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010		200	203
4.750% due 11/15/2012		175	188
5.000% due 01/15/2013		300	322
5.250% due 12/15/2016		10,000	10,585
Eastman Kodak Co.
7.250% due 11/15/2013		890	739
Eaton Vance Corp.
6.500% due 10/02/2017		21,100	21,853
Ecopetrol S.A.
7.625% due 07/23/2019		65,015	72,394
El Paso Corp.
7.000% due 05/15/2011		10,850	11,142
7.000% due 06/15/2017		1,950	1,944
7.750% due 06/15/2010		7,150	7,243
7.875% due 06/15/2012 (k)		10,200	10,619
9.625% due 05/15/2012		13,050	13,533
10.750% due 10/01/2010		24,700	25,273
El Paso Natural Gas Co.
5.950% due 04/15/2017		3,295	3,410
8.375% due 06/15/2032		9,495	11,324
Emerson Electric Co.
4.500% due 05/01/2013		95	101
Enbridge Energy Partners LP
5.875% due 12/15/2016		50	52
Enbridge, Inc.
4.900% due 03/01/2015		50	52
EnCana Corp.
6.300% due 11/01/2011		10,000	10,760
6.500% due 05/15/2019		95	106
6.500% due 08/15/2034		100	108
6.625% due 08/15/2037		275	299
Energy Transfer Partners LP
5.650% due 08/01/2012		145	154
6.000% due 07/01/2013		435	465
6.125% due 02/15/2017		60	62
6.700% due 07/01/2018		1,000	1,072
7.500% due 07/01/2038		5,000	5,495
9.000% due 04/15/2019		40	48
Enterprise Products Operating LLC
4.950% due 06/01/2010		50	51
6.500% due 01/31/2019		25,000	27,015
7.500% due 02/01/2011		13,400	14,202
8.375% due 08/01/2066		2,000	1,952
Erac USA Finance Co.
5.800% due 10/15/2012		10,000	10,492
6.375% due 10/15/2017		1,900	1,922
Expedia, Inc.
8.500% due 07/01/2016 (o)		16,500	17,923
First Data Corp.
9.875% due 09/24/2015		4,500	4,219
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		500	586
FMC Corp.
5.200% due 12/15/2019		15,000	14,924
Fortune Brands, Inc.
5.375% due 01/15/2016		33,600	33,486
Foster’s Finance Corp.
4.875% due 10/01/2014		6,300	6,436
Freeport-McMoRan Copper & Gold, Inc.
3.881% due 04/01/2015		35,530	35,375
8.375% due 04/01/2017		7,095	7,780
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		100	104
Gannett Co., Inc.
5.750% due 06/01/2011		6,200	6,246
GATX Corp.
4.750% due 10/01/2012		25,000	25,545
Gaz Capital S.A.
6.212% due 11/22/2016		41,800	40,232
6.510% due 03/07/2022		4,100	3,802
7.288% due 08/16/2037		43,160	40,031
7.343% due 04/11/2013		52,900	55,545
7.510% due 07/31/2013		35,000	36,532
8.146% due 04/11/2018		189,700	200,856
8.625% due 04/28/2034		164,600	181,472
9.250% due 04/23/2019		2,000	2,240
Genentech, Inc.
4.750% due 07/15/2015		100	107
General Dynamics Corp.
4.500% due 08/15/2010		100	103
General Electric Co.
5.250% due 12/06/2017		31,648	32,392
General Mills, Inc.
0.413% due 01/22/2010		21,915	21,916
5.250% due 08/15/2013		15,000	16,196
6.000% due 02/15/2012		10,000	10,802
11.973% due 10/15/2022		31,750	34,372
Georgia-Pacific LLC
7.000% due 01/15/2015		3,400	3,460
7.125% due 01/15/2017		300	305
7.700% due 06/15/2015		1,000	1,055
9.500% due 12/01/2011		1,855	2,013
Gerdau Holdings, Inc.
7.000% due 01/20/2020		76,000	78,470
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014		100	105
4.850% due 05/15/2013		28,530	30,649
5.650% due 05/15/2018		100,045	108,089
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		1,600	1,672
Hanson Ltd.
6.125% due 08/15/2016		20,000	19,125
Hasbro, Inc.
6.300% due 09/15/2017		8,995	9,534
HCA, Inc.
8.500% due 04/15/2019		1,700	1,840
9.125% due 11/15/2014		2,075	2,194
9.250% due 11/15/2016		200	215
9.875% due 02/15/2017		5,225	5,800
Hewlett-Packard Co.
2.250% due 05/27/2011		1,600	1,623
2.950% due 08/15/2012		35	36
6.500% due 07/01/2012		175	193
Historic TW, Inc.
9.125% due 01/15/2013		12,125	14,079
HJ Heinz Co.
5.350% due 07/15/2013		27,500	29,586
HJ Heinz Finance Co.
6.000% due 03/15/2012		23,000	24,684
Home Depot, Inc.
4.625% due 08/15/2010		215	220
5.400% due 03/01/2016		3,000	3,145
Honeywell International, Inc.
5.300% due 03/01/2018		20	21
6.125% due 11/01/2011		575	627
Intelsat Jackson Holdings Ltd.
9.500% due 06/15/2016		445	478
Intelsat Subsidiary Holding Co. Ltd.
8.875% due 01/15/2015		60	62
Intergen NV
9.000% due 06/30/2017		1,062	1,112
International Business Machines Corp.
5.700% due 09/14/2017		27,958	30,615
7.625% due 10/15/2018		170	208
International Paper Co.
5.250% due 04/01/2016		1,400	1,416
7.950% due 06/15/2018		20,000	23,105
JC Penney Corp., Inc.
8.000% due 03/01/2010		26,100	26,426
9.000% due 08/01/2012		2,000	2,265
Johnson & Johnson
6.950% due 09/01/2029		100	120
Johnson Controls, Inc.
5.500% due 01/15/2016		20,000	20,367
Jones Apparel Group, Inc.
5.125% due 11/15/2014		44,170	42,955
Kansas City Southern de Mexico S.A. de C.V.
7.625% due 12/01/2013		3,000	2,970
KB Home
5.750% due 02/01/2014		10,000	9,450
5.875% due 01/15/2015		7,500	6,975
6.250% due 06/15/2015		5,000	4,688
Kellogg Co.
5.125% due 12/03/2012		300	326
Kerr-McGee Corp.
6.875% due 09/15/2011		10,000	10,756
6.950% due 07/01/2024		3,825	4,152
KeySpan Corp.
4.650% due 04/01/2013		6,900	7,010
Kimberly-Clark Corp.
5.000% due 08/15/2013		20	22
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		210	221
5.950% due 02/15/2018		29,370	31,159
6.500% due 09/01/2039		10,145	10,258
6.950% due 01/15/2038		28,330	30,289
7.125% due 03/15/2012		165	180
7.400% due 03/15/2031		220	241
9.000% due 02/01/2019		7,000	8,628
Kohl’s Corp.
6.250% due 12/15/2017		40,500	44,885
Kraft Foods, Inc.
0.772% due 08/11/2010		2,400	2,400
5.625% due 11/01/2011		36,335	38,607
6.125% due 02/01/2018		150,100	158,088
6.125% due 08/23/2018		15,000	15,842
6.500% due 08/11/2017		10	11
6.875% due 02/01/2038		57,500	60,532
L-3 Communications Corp.
5.200% due 10/15/2019		8,200	8,126
Lender Processing Services, Inc.
8.125% due 07/01/2016		500	534
Lennar Corp.
5.500% due 09/01/2014		4,500	4,208
5.600% due 05/31/2015		7,500	6,909
5.950% due 10/17/2011		18,000	18,225
6.500% due 04/15/2016		4,000	3,700
Lexmark International, Inc.
5.900% due 06/01/2013		21,470	22,055
6.650% due 06/01/2018		13,000	12,661
Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,477
Loews Corp.
5.250% due 03/15/2016		37,500	38,134
Lowe’s Cos., Inc.
5.000% due 10/15/2015		140	152
5.500% due 10/15/2035		50	49
Ltd Brands, Inc.
5.250% due 11/01/2014		2,500	2,425
6.125% due 12/01/2012		7,240	7,457
6.900% due 07/15/2017		79,395	79,693
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		16,500	16,933
5.875% due 01/15/2013		10,000	10,325
5.900% due 12/01/2016		15,000	14,700
7.450% due 07/15/2017		22,500	23,400
8.875% due 07/15/2015		43,610	48,298
Marathon Oil Corp.
6.000% due 10/01/2017		40,000	42,378
Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,289
Marriott International, Inc.
4.625% due 06/15/2012		15,000	15,091
5.810% due 11/10/2015		5,000	4,876
6.375% due 06/15/2017		14,400	14,792
Martin Marietta Materials, Inc.
0.431% due 04/30/2010		1,900	1,892
Masco Corp.
4.800% due 06/15/2015		5,000	4,602
5.850% due 03/15/2017		12,020	11,200
5.875% due 07/15/2012		32,000	32,708
6.125% due 10/03/2016		12,200	11,642
7.125% due 08/15/2013		10,000	10,417
Mattel, Inc.
6.125% due 06/15/2011		10,000	10,547
Maytag Corp.
5.000% due 05/15/2015		10,000	9,953
McDonald’s Corp.
5.000% due 02/01/2019		200	209
5.300% due 03/15/2017		125	133
McKesson Corp.
5.700% due 03/01/2017		11,600	12,185
7.500% due 02/15/2019		8,000	9,503
MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	11,923
7.000% due 12/01/2012		10,000	10,789
MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	22,008
Meccanica Holdings USA
6.250% due 01/15/2040		10,600	10,649
Medtronic, Inc.
4.375% due 09/15/2010		100	103
MGM Mirage
10.375% due 05/15/2014		650	708
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		55	57
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		210	236
Motorola, Inc.
5.375% due 11/15/2012		7,500	7,652
6.000% due 11/15/2017		400	388
8.000% due 11/01/2011		5,875	6,286
Nabors Industries, Inc.
6.150% due 02/15/2018		60,200	62,668
Nalco Co.
8.875% due 11/15/2013		1,200	1,242
New Albertson’s, Inc.
7.450% due 08/01/2029		800	690
7.500% due 02/15/2011		38,470	39,528
New York Times Co.
5.000% due 03/15/2015		10,630	9,547
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		6,786	6,837
6.250% due 04/15/2018		19,000	18,804
10.600% due 04/15/2019		12,800	16,127
Newfield Exploration Co.
6.625% due 04/15/2016		600	604
Newmont Mining Corp.
6.250% due 10/01/2039		5,000	5,023
Nielsen Finance LLC
10.000% due 08/01/2014		750	786
Noble Group Ltd.
6.750% due 01/29/2020		51,000	52,529
Nokia Corp.
5.375% due 05/15/2019		115	118
6.625% due 05/15/2039		115	125
Norampac Industries, Inc.
6.750% due 06/01/2013		400	405
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		2,000	2,125
Nordstrom, Inc.
6.250% due 01/15/2018		42,825	46,430
Norfolk Southern Corp.
5.750% due 04/01/2018		800	848
6.750% due 02/15/2011		150	159
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010		5,000	5,006
Northwest Airlines, Inc.
1.019% due 05/20/2014		2,686	2,256
7.150% due 04/01/2021		1,655	1,440
Northwest Pipeline GP
7.000% due 06/15/2016		113	127
Novartis Capital Corp.
4.125% due 02/10/2014		2,969	3,124
Novartis Securities Investment Ltd.
5.125% due 02/10/2019		71	75
NSTAR
8.000% due 02/15/2010		100	101
Nucor Corp.
5.850% due 06/01/2018		13,000	14,032
6.400% due 12/01/2037		600	646
Office Depot, Inc.
6.250% due 08/15/2013		47,000	42,888
Omnicom Group, Inc.
5.900% due 04/15/2016		9,600	10,239
ONEOK Partners LP
6.150% due 10/01/2016		10,000	10,523
6.850% due 10/15/2037		31,800	33,362
OPTI Canada, Inc.
8.250% due 12/15/2014		700	580
Oracle Corp.
4.950% due 04/15/2013		15,030	16,140
5.000% due 01/15/2011		230	239
5.750% due 04/15/2018		19,335	20,939
6.500% due 04/15/2038		10,300	11,349
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016		825	856
Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,726
Pactiv Corp.
6.400% due 01/15/2018		6,745	7,104
Pemex Project Funding Master Trust
1.554% due 06/15/2010		5,900	5,922
5.750% due 03/01/2018		100	102
9.125% due 10/13/2010		25	26
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029		100	117
PepsiCo, Inc.
7.900% due 11/01/2018		700	861
Petrobras International Finance Co.
5.750% due 01/20/2020		100,000	102,229
6.875% due 01/20/2040		50,000	51,630
7.875% due 03/15/2019		10,010	11,590
8.375% due 12/10/2018		25	30
Petronas Capital Ltd.
7.875% due 05/22/2022		160	194
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		205	206
Pfizer, Inc.
4.450% due 03/15/2012		250	265
4.650% due 03/01/2018		150	152
7.200% due 03/15/2039		40	49
Pharmacia Corp.
6.750% due 12/15/2027		5,000	5,534
Philip Morris International, Inc.
4.875% due 05/16/2013		62,800	66,347
5.650% due 05/16/2018		26,700	28,124
6.375% due 05/16/2038		34,800	37,744
Pioneer Natural Resources Co.
5.875% due 07/15/2016		20,835	20,049
Pitney Bowes, Inc.
4.750% due 01/15/2016		15,000	15,620
Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,566
6.125% due 01/15/2017		25	26
PPG Industries, Inc.
6.650% due 03/15/2018		23,500	25,622
Praxair, Inc.
6.375% due 04/01/2012		200	220
President and Fellows of Harvard College
6.000% due 01/15/2019		54,800	60,435
6.500% due 01/15/2039		47,300	53,334
Procter & Gamble Co.
0.437% due 03/09/2010		2,140	2,141
Pulte Homes, Inc.
7.625% due 10/15/2017		2,500	2,538
7.875% due 08/01/2011		14,404	15,268
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,057
RadioShack Corp.
7.375% due 05/15/2011		45,151	46,731
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		5,000	5,200
Rexam PLC
6.750% due 06/01/2013		16,500	17,542
Reynolds American, Inc.
0.954% due 06/15/2011		67,400	66,801
6.750% due 06/15/2017		10,900	11,305
7.250% due 06/01/2012		46,540	51,191
7.250% due 06/01/2013		94,600	103,289
7.250% due 06/15/2037		600	606
7.625% due 06/01/2016		4,500	4,912
7.750% due 06/01/2018		8,100	8,821
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,054
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		500	540
6.500% due 07/15/2018		150	165
7.125% due 07/15/2028		60	68
8.950% due 05/01/2014		65	78
9.000% due 05/01/2019		110	139
Roche Holdings, Inc.
6.000% due 03/01/2019		94,678	104,222
7.000% due 03/01/2039		306,873	372,555
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		800	812
Rogers Communications, Inc.
6.375% due 03/01/2014		60	66
6.800% due 08/15/2018		100	112
Rohm and Haas Co.
6.000% due 09/15/2017		140,190	144,888
7.850% due 07/15/2029		4,700	5,020
Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		100	105
RPM International, Inc.
6.500% due 02/15/2018		26,800	27,450
RR Donnelley & Sons Co.
6.125% due 01/15/2017		10,000	9,900
8.600% due 08/15/2016		25,000	27,250
11.250% due 02/01/2019		25,600	31,996
Ryder System, Inc.
5.850% due 11/01/2016		25,000	24,889
5.950% due 05/02/2011		5,000	5,173
6.000% due 03/01/2013		18,690	19,662
7.200% due 09/01/2015		28,000	30,493
Ryland Group, Inc.
5.375% due 05/15/2012		13,705	13,979
5.375% due 01/15/2015		9,000	8,685
8.400% due 05/15/2017		8,000	8,600
SABMiller PLC
5.500% due 08/15/2013		38,300	40,813
6.500% due 07/01/2016		1,900	2,087
SandRidge Energy, Inc.
8.625% due 04/01/2015 (d)		3,000	3,015
Sanmina-SCI Corp.
8.125% due 03/01/2016		300	301
SCA Finans AB
4.500% due 07/15/2015		5,250	5,230
Seagate Technology HDD Holdings
6.375% due 10/01/2011		11,100	11,350
Sealed Air Corp.
5.625% due 07/15/2013		9,250	9,788
Shell International Finance BV
4.300% due 09/22/2019		500	495
Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,194
Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012		700	748
5.750% due 10/17/2016		21,100	22,794
6.125% due 08/17/2026		10,800	11,472
Snap-On, Inc.
0.414% due 01/12/2010		4,200	4,200
6.125% due 09/01/2021		67,000	68,732
Sonat, Inc.
7.625% due 07/15/2011		25,510	26,421
Southern Co.
0.969% due 08/20/2010		95,000	95,405
Southern Natural Gas Co.
5.900% due 04/01/2017		5,000	5,160
8.000% due 03/01/2032		500	577
Southwest Airlines Co.
5.125% due 03/01/2017		3,200	3,076
Spectra Energy Capital LLC
5.500% due 03/01/2014		23,850	25,098
6.200% due 04/15/2018		8,400	8,935
Staples, Inc.
9.750% due 01/15/2014		18,000	21,951
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		9,983	10,345
7.875% due 05/01/2012		5,500	5,961
7.875% due 10/15/2014		5,500	5,906
Suburban Propane Partners LP
6.875% due 12/15/2013		169	170
Suncor Energy, Inc.
6.100% due 06/01/2018		1,900	2,042
6.850% due 06/01/2039		1,600	1,769
SunGard Data Systems, Inc.
9.125% due 08/15/2013		3,100	3,193
SUPERVALU, Inc.
8.000% due 05/01/2016		1,950	1,989
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011		10,084	10,503
Target Corp.
5.125% due 01/15/2013		2,000	2,173
5.375% due 05/01/2017		40	43
5.875% due 03/01/2012		245	266
6.000% due 01/15/2018		200	221
6.500% due 10/15/2037		5,270	5,798
7.000% due 01/15/2038		152,500	178,522
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		12,000	12,067
TCI Communications, Inc.
8.750% due 08/01/2015		5	6
Teck Resources Ltd.
9.750% due 05/15/2014		15,000	17,381
Temple-Inland, Inc.
6.875% due 01/15/2018		11,430	11,734
7.875% due 05/01/2012		5,500	5,940
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		15,525	16,626
7.500% due 04/01/2017		2,500	2,785
8.375% due 06/15/2032		4,400	5,247
Time Warner Cable, Inc.
5.400% due 07/02/2012		2,600	2,780
6.200% due 07/01/2013		730	803
6.550% due 05/01/2037		215	220
6.750% due 07/01/2018		155	171
8.250% due 02/14/2014		20	23
Time Warner, Inc.
5.500% due 11/15/2011		1,400	1,487
5.875% due 11/15/2016		2,000	2,162
6.500% due 11/15/2036		20,000	20,950
6.875% due 05/01/2012		350	383
7.625% due 04/15/2031		120	140
7.700% due 05/01/2032		115	135
Toll Brothers Finance Corp.
5.950% due 09/15/2013 (k)		10,000	10,112
6.750% due 11/01/2019		7,000	6,868
8.910% due 10/15/2017		2,500	2,842
TransCanada Pipelines Ltd.
6.500% due 08/15/2018		400	447
7.125% due 01/15/2019		35,124	41,138
7.250% due 08/15/2038		110	130
7.625% due 01/15/2039		39,682	49,034
Transocean, Inc.
6.000% due 03/15/2018		3,000	3,206
6.625% due 04/15/2011		5,330	5,594
Tyco Electronics Group S.A.
6.000% due 10/01/2012		6,700	7,113
6.550% due 10/01/2017		7,500	7,766
Tyson Foods, Inc.
7.850% due 04/01/2016		18,908	19,475
8.250% due 10/01/2011		70,000	75,250
10.500% due 03/01/2014		38,500	44,179
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)		2,261	690
Unilever Capital Corp.
7.125% due 11/01/2010		100	105
Union Pacific Corp.
5.450% due 01/31/2013		13,475	14,510
5.700% due 08/15/2018		3,300	3,463
6.125% due 02/15/2020		40,000	43,382
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024		135	128
United Airlines, Inc.
7.730% due 07/01/2010		5,768	5,768
8.030% due 01/01/2013 (a)		465	595
9.060% due 06/17/2015 (a)		2,599	20
9.200% due 03/29/2049 (a)		1,952	781
10.020% due 03/22/2014 (a)		7,478	2,094
10.125% due 03/22/2015 (a)		10,246	3,125
10.360% due 11/13/2012 (a)		2,665	21
10.400% due 11/01/2016		106,250	111,961
10.850% due 07/05/2014 (a)		20,683	38
11.080% due 05/27/2024 (a)(o)		5,249	7
United Rentals North America, Inc.
6.500% due 02/15/2012		13,250	13,283
United Technologies Corp.
5.375% due 12/15/2017		20	21
6.100% due 05/15/2012		150	164
UnitedHealth Group, Inc.
0.433% due 06/21/2010		8,645	8,633
1.575% due 02/07/2011		20,700	20,778
4.875% due 02/15/2013		44,500	46,592
4.875% due 04/01/2013		175	184
6.000% due 02/15/2018		100,500	103,977
6.875% due 02/15/2038		7,500	7,776
Universal Corp.
5.000% due 09/01/2011		10,000	10,146
6.250% due 12/01/2014		33,000	33,472
Universal Health Services, Inc.
7.125% due 06/30/2016		17,575	18,751
UST, Inc.
5.750% due 03/01/2018		51,165	49,975
USX Corp.
9.375% due 02/15/2012		2,000	2,208
Vale Overseas Ltd.
6.250% due 01/23/2017		39,835	41,652
6.875% due 11/21/2036		39,878	39,944
Valero Energy Corp.
6.625% due 06/15/2037		25	24
9.375% due 03/15/2019		15,000	17,870
Verso Paper Holdings LLC
9.125% due 08/01/2014		900	864
Viacom, Inc.
6.250% due 04/30/2016		9,300	10,149
6.875% due 04/30/2036		145	157
Videotron Ltee
9.125% due 04/15/2018		1,850	2,044
Vivendi
5.750% due 04/04/2013		145,000	152,558
6.625% due 04/04/2018		167,700	182,042
Walgreen Co.
5.250% due 01/15/2019		20	21
Wal-Mart Stores, Inc.
4.250% due 04/15/2013		3,300	3,502
4.550% due 05/01/2013		100	107
5.250% due 09/01/2035		60	59
5.800% due 02/15/2018		48,900	54,356
6.200% due 04/15/2038		22,800	25,232
6.500% due 08/15/2037		38,450	43,905
Walt Disney Co.
6.000% due 07/17/2017		70	77
Waste Management, Inc.
5.000% due 03/15/2014		7,650	8,074
6.100% due 03/15/2018		1,800	1,917
7.125% due 12/15/2017		1,800	1,999
7.375% due 08/01/2010		100	104
7.375% due 03/11/2019		12,000	13,871
WCI Finance LLC
5.700% due 10/01/2016		2,500	2,575
Weatherford International, Inc.
5.950% due 06/15/2012		15,600	16,705
WellPoint Health Networks, Inc.
6.375% due 01/15/2012		10,360	11,164
WellPoint, Inc.
5.000% due 01/15/2011		11,000	11,376
Wesfarmers Ltd.
6.998% due 04/10/2013		48,200	52,545
Weyerhaeuser Co.
6.750% due 03/15/2012		24,500	25,970
6.875% due 12/15/2033		5,000	4,445
7.375% due 03/15/2032		43,135	41,003
Whirlpool Corp.
5.500% due 03/01/2013		10,300	10,614
6.125% due 06/15/2011		12,000	12,476
6.500% due 06/15/2016		5,000	5,207
7.750% due 07/15/2016		11,000	11,634
8.600% due 05/01/2014		14,000	15,866
Williams Cos., Inc.
2.290% due 10/01/2010		720	720
6.375% due 10/01/2010		15,050	15,325
8.125% due 03/15/2012		11,379	12,499
8.750% due 01/15/2020		10,000	11,950
Windstream Corp.
8.625% due 08/01/2016		3,300	3,374
WMG Acquisition Corp.
9.500% due 06/15/2016		1,020	1,098
Wyeth
5.500% due 03/15/2013		10,000	10,881
5.500% due 02/01/2014		25	27
5.500% due 02/15/2016		850	915
5.950% due 04/01/2037		250	262
Xstrata Canada Corp.
6.000% due 10/15/2015		110	118
XTO Energy, Inc.
4.900% due 02/01/2014		240	258
5.300% due 06/30/2015		300	329
5.500% due 06/15/2018		115	123
Yum! Brands, Inc.
6.250% due 03/15/2018		2,000	2,185

			9,479,588

UTILITIES 1.9%
AES Corp.
7.750% due 03/01/2014		2,515	2,565
8.000% due 10/15/2017		2,000	2,062
8.750% due 05/15/2013		1,983	2,042
8.875% due 02/15/2011		600	628
9.750% due 04/15/2016		825	907
Alabama Power Co.
5.500% due 10/15/2017		250	267
Alltel Corp.
7.000% due 07/01/2012		10,759	11,875
American Electric Power Co., Inc.
5.250% due 06/01/2015		8,300	8,608
Appalachian Power Co.
4.950% due 02/01/2015		25	26
5.650% due 08/15/2012		150	161
AT&T Corp.
7.300% due 11/15/2011		2,715	2,991
AT&T Mobility LLC
6.500% due 12/15/2011		80	87
AT&T, Inc.
0.378% due 02/05/2010		113,570	113,596
4.950% due 01/15/2013		176,990	188,960
5.100% due 09/15/2014		1,510	1,626
5.500% due 02/01/2018		205,500	214,771
5.625% due 06/15/2016		25	27
5.800% due 02/15/2019		335	358
6.300% due 01/15/2038		123,240	125,593
6.400% due 05/15/2038		75	77
6.450% due 06/15/2034		100	102
6.500% due 09/01/2037		309,500	321,843
6.550% due 02/15/2039		50	53
6.700% due 11/15/2013		100	113
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		30	32
BellSouth Corp.
4.950% due 04/26/2021		428,850	434,287
5.200% due 09/15/2014		27,800	29,805
6.550% due 06/15/2034		20,000	20,578
Berry Petroleum Co.
10.250% due 06/01/2014		350	382
British Telecommunications PLC
5.150% due 01/15/2013		450	470
9.125% due 12/15/2010		555	595
9.625% due 12/15/2030		290	370
Cable & Wireless Optus Finance Pty Ltd.
8.000% due 06/22/2010		14,265	14,683
Carolina Power & Light Co.
6.500% due 07/15/2012		275	302
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		100	109
CenturyTel, Inc.
6.000% due 04/01/2017		6,000	6,170
6.150% due 09/15/2019		4,000	4,097
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		9,000	9,176
CMS Energy Corp.
8.500% due 04/15/2011		75	79
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015		100	108
5.850% due 04/01/2018		105,540	113,234
6.750% due 04/01/2038		90,000	102,954
7.125% due 12/01/2018		335	388
7.500% due 09/01/2010		20,000	20,875
Consolidated Natural Gas Co.
6.250% due 11/01/2011		10,000	10,770
Constellation Energy Group, Inc.
4.550% due 06/15/2015		3,000	3,012
Cricket Communications, Inc.
9.375% due 11/01/2014		900	909
Deutsche Telekom International Finance BV
6.750% due 08/20/2018		32,190	36,099
8.500% due 06/15/2010		810	837
8.750% due 06/15/2030		2,870	3,701
Dominion Resources, Inc.
1.303% due 06/17/2010		17,490	17,568
5.200% due 01/15/2016		15,300	15,403
5.250% due 08/01/2033		70	73
5.600% due 11/15/2016		3,000	3,118
5.700% due 09/17/2012		100	108
6.400% due 06/15/2018		22,000	24,071
7.000% due 06/15/2038		25	29
Duke Energy Carolinas LLC
5.100% due 04/15/2018		12,000	12,435
5.625% due 11/30/2012		100	109
5.750% due 11/15/2013		290	318
Duke Energy Corp.
6.300% due 02/01/2014		267	294
Duke Energy Ohio, Inc.
5.700% due 09/15/2012		135	146
EDF S.A.
5.500% due 01/26/2014		168,600	183,450
6.500% due 01/26/2019		170,190	191,391
6.950% due 01/26/2039		164,850	195,631
Embarq Corp.
6.738% due 06/01/2013		300	326
7.082% due 06/01/2016		52,169	57,700
7.995% due 06/01/2036		300	324
Enel Finance International S.A.
5.125% due 10/07/2019		235	237
5.700% due 01/15/2013		300	324
6.800% due 09/15/2037		1,700	1,886
Entergy Gulf States, Inc.
5.250% due 08/01/2015		184	182
5.700% due 06/01/2015		50	50
FirstEnergy Corp.
6.450% due 11/15/2011		607	651
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		75	76
Florida Power & Light Co.
5.850% due 02/01/2033		2,000	2,042
Florida Power Corp.
5.650% due 06/15/2018		70	75
FPL Group Capital, Inc.
7.875% due 12/15/2015		8,000	9,640
France Telecom S.A.
4.375% due 07/08/2014		1,300	1,360
7.750% due 03/01/2011		1,105	1,185
8.500% due 03/01/2031		490	654
Frontier Communications Corp.
7.125% due 03/15/2019		1,925	1,829
8.250% due 05/01/2014		500	524
GTE Corp.
6.940% due 04/15/2028		50	51
Gulf Power Co.
5.300% due 12/01/2016		40	42
Indiana Michigan Power Co.
5.650% due 12/01/2015		425	445
Integrys Energy Group, Inc.
6.110% due 12/01/2066		375	314
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		200	210
Jersey Central Power & Light Co.
7.350% due 02/01/2019		52	59
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		114,576	116,295
5.700% due 01/05/2016		15,300	14,764
Knight, Inc.
6.500% due 09/01/2012		4,250	4,441
KT Corp.
4.875% due 07/15/2015		100	101
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		1,000	1,017
MidAmerican Energy Co.
4.650% due 10/01/2014		100	106
MidAmerican Energy Holdings Co.
5.750% due 04/01/2018		65	69
6.125% due 04/01/2036		44,325	45,547
Midwest Generation LLC
8.560% due 01/02/2016		1,586	1,602
National Grid PLC
6.300% due 08/01/2016		4,500	4,901
Nevada Power Co.
6.750% due 07/01/2037		500	535
7.125% due 03/15/2019		165	185
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		59,100	63,515
8.125% due 05/01/2012		1,051	1,188
8.750% due 03/01/2031		600	777
NGPL PipeCo. LLC
6.514% due 12/15/2012		175,130	190,474
7.119% due 12/15/2017		44,240	48,892
7.768% due 12/15/2037		6,700	7,744
NiSource Finance Corp.
5.210% due 11/28/2012		15,000	15,510
6.150% due 03/01/2013		12,000	12,786
Northern States Power Co.
4.750% due 08/01/2010		150	154
Northwestern Bell Telephone
7.750% due 05/01/2030		19,625	16,877
NRG Energy, Inc.
7.375% due 01/15/2017		3,700	3,718
8.500% due 06/15/2019		20	21
NV Energy, Inc.
6.750% due 08/15/2017		10	10
Ohio Edison Co.
5.450% due 05/01/2015		350	369
Oncor Electric Delivery Co.
6.800% due 09/01/2018		109	121
Pacific Gas & Electric Co.
1.206% due 06/10/2010		53,000	53,219
5.800% due 03/01/2037		525	534
8.250% due 10/15/2018		470	575
PacifiCorp
5.500% due 01/15/2019		75	80
Peco Energy Co.
5.950% due 10/01/2036		50	52
Penn Virginia Corp.
10.375% due 06/15/2016		400	438
Pepco Holdings, Inc.
0.881% due 06/01/2010		7,300	7,250
PPL Energy Supply LLC
5.700% due 10/15/2015		5,000	5,207
6.300% due 07/15/2013		10,000	10,777
6.400% due 11/01/2011		11,000	11,825
Progress Energy, Inc.
0.734% due 01/15/2010		3,500	3,500
7.050% due 03/15/2019		17,500	19,612
7.100% due 03/01/2011		1,623	1,718
7.750% due 03/01/2031		520	613
PSEG Power LLC
5.000% due 04/01/2014		10,425	10,778
5.320% due 09/15/2016		2,305	2,375
5.500% due 12/01/2015		8,000	8,509
6.950% due 06/01/2012		172	188
Public Service Electric & Gas Co.
1.129% due 03/12/2010		10,400	10,416
5.700% due 12/01/2036		50	51
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		17,800	18,156
Qwest Corp.
3.504% due 06/15/2013		10,820	10,468
6.500% due 06/01/2017		300	296
7.500% due 10/01/2014		1,700	1,774
7.625% due 06/15/2015		2,450	2,548
7.875% due 09/01/2011		7,135	7,510
8.875% due 03/15/2012		27,175	29,349
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		60,850	61,434
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		40,650	40,664
6.332% due 09/30/2027		7,000	7,100
6.750% due 09/30/2019		5,000	5,534
Sempra Energy
7.950% due 03/01/2010		7,135	7,214
9.800% due 02/15/2019		15,000	18,752
Southern California Edison Co.
5.500% due 08/15/2018		25	27
Southern California Gas Co.
4.375% due 01/15/2011		70	72
5.750% due 11/15/2035		75	78
Sprint Capital Corp.
6.900% due 05/01/2019		2,700	2,497
8.375% due 03/15/2012		16,750	17,420
Sprint Nextel Corp.
6.000% due 12/01/2016		4,500	4,129
Telecom Italia Capital S.A.
0.761% due 02/01/2011		3,310	3,297
0.894% due 07/18/2011		4,325	4,309
4.000% due 01/15/2010		1,700	1,701
4.875% due 10/01/2010		15,912	16,289
5.250% due 11/15/2013		119	125
5.250% due 10/01/2015		35	37
6.000% due 09/30/2034		122	116
6.999% due 06/04/2018		15,030	16,564
7.175% due 06/18/2019		205	229
Telefonica Emisiones SAU
5.855% due 02/04/2013		114	123
5.877% due 07/15/2019		20	21
6.221% due 07/03/2017		200	221
6.421% due 06/20/2016		196	218
7.045% due 06/20/2036		75	86
Telefonica Europe BV
7.750% due 09/15/2010		12,000	12,555
Tenaska Alabama Partners LP
7.000% due 06/30/2021		85	79
Verizon Communications, Inc.
5.250% due 04/15/2013		58,415	63,017
5.500% due 04/01/2017		1,735	1,834
5.550% due 02/15/2016		1,500	1,619
5.850% due 09/15/2035		515	504
6.100% due 04/15/2018		65,115	70,890
6.900% due 04/15/2038		14,955	16,630
7.350% due 04/01/2039		155	180
8.950% due 03/01/2039		688	934
Verizon Global Funding Corp.
6.875% due 06/15/2012		150	166
7.250% due 12/01/2010		1,010	1,068
7.375% due 09/01/2012		235	265
7.750% due 12/01/2030		415	489
Verizon New England, Inc.
6.500% due 09/15/2011		300	320
Verizon New Jersey, Inc.
5.875% due 01/17/2012		865	922
Verizon North Pass-Through Trust
5.604% due 01/01/2022		2,840	2,695
5.634% due 01/01/2021		3,000	2,821
Verizon Virginia, Inc.
4.625% due 03/15/2013		500	520
Verizon Wireless Capital LLC
2.869% due 05/20/2011		64,400	66,612
5.250% due 02/01/2012		33,400	35,442
5.550% due 02/01/2014		1,262	1,371
8.500% due 11/15/2018		340	422
Virgin Media Finance PLC
9.500% due 08/15/2016		800	863
Virginia Electric and Power Co.
5.400% due 04/30/2018		7,230	7,591
6.350% due 11/30/2037		25,500	27,929
8.875% due 11/15/2038		65	92
Vodafone Group PLC
0.536% due 02/27/2012		40,000	39,875
0.594% due 06/15/2011		75	75
5.450% due 06/10/2019		425	441
5.625% due 02/27/2017		353	375
5.750% due 03/15/2016		545	587
6.150% due 02/27/2037		105	110
7.750% due 02/15/2010		280	282

			3,875,059

Total Corporate Bonds & Notes (Cost $48,176,395)			50,284,371

CONVERTIBLE BONDS & NOTES 0.0%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038		4,000	3,965
LifePoint Hospitals, Inc.
3.500% due 05/15/2014		1,000	936
National City Corp.
4.000% due 02/01/2011		13,300	13,616
U.S. Bancorp
0.000% due 12/11/2035		9,000	8,876
0.000% due 09/20/2036		85	81

Total Convertible Bonds & Notes (Cost $26,217)			27,474

MUNICIPAL BONDS & NOTES 2.3%
Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024		3,500	1,451
0.000% due 08/01/2025		3,000	1,151
Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016		9,610	6,585
Alameda, California Corridor Transportation Authority Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029		120	102
Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029		3,265	2,488
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028		1,000	746
5.375% due 11/15/2040		50,800	37,117
Alpine, California Union School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2024		1,000	414
Anderson, Indiana Economic Development Revenue Bonds, Series 2007
5.000% due 10/01/2032		500	433
Apple Valley, California Certificates of Participation Bonds, (CM Insured), Series 2001
5.375% due 06/01/2021		1,650	1,691
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037		6,500	4,723
Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
13.957% due 01/01/2032		4,815	5,933
19.096% due 01/01/2031		3,700	5,339
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
8.590% due 01/01/2032		500	523
Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046		7,000	1,061
Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031		1,000	763
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
13.164% due 05/01/2026		4,880	6,011
Austin Trust Various States General Obligation Bonds, Series 2008
8.654% due 06/01/2032		14,375	14,905
Austin Trust Various States Revenue Bonds, Series 2007
9.259% due 06/15/2038		69,000	72,967
Austin Trust Various States Revenue Bonds, Series 2008
8.653% due 08/15/2030		6,595	7,146
12.705% due 11/01/2027		5,000	5,641
13.464% due 11/01/2027		5,000	6,121
Bell, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019		525	485
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039		30,000	29,837
Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024		1,250	653
Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023		1,325	1,120
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037		3,350	2,276
Burbank, California Public Financing Authority Revenue Tax Allocation Bonds, Series 2003
5.500% due 12/01/2028		1,135	1,000
5.500% due 12/01/2033		1,000	862
California State ABC Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 08/01/2023		2,000	901
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.350% due 11/15/2032		26,000	25,998
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049		100,235	95,846
California State Ceres Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027		2,300	759
0.000% due 08/01/2028		2,825	868
0.000% due 08/01/2029		2,940	843
California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023		300	134
California State Eastern Municipal Water District Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2033		3,450	3,541
California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034		5,930	1,094
California State Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 01/01/2036		2,000	1,434
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		83,190	72,772
California State General Obligation Bonds, Series 2006
5.000% due 09/01/2031		2,500	2,317
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032		1,780	1,639
5.000% due 06/01/2037		1,300	1,172
5.000% due 11/01/2037		33,730	30,378
5.000% due 12/01/2037		2,500	2,255
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2038		10,000	8,988
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		69,600	71,222
7.500% due 04/01/2034		79,900	77,632
7.550% due 04/01/2039		91,525	88,786
California State General Obligation Notes, Series 2009
5.950% due 04/01/2016		500	507
California State Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.125% due 01/01/2022		5,500	5,468
5.250% due 01/01/2026		3,875	3,781
California State Health Facilities Financing Authority Revenue Bonds, Series 2003
5.000% due 03/01/2033		4,000	3,668
California State Las Virgenes Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2026		6,140	2,230
California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032		825	752
California State Los Angeles Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027		200	208
California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039		500	440
California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032		20,175	19,632
California State Public Works Board Revenue Bonds, Series 2003
5.375% due 04/01/2028		1,105	1,059
California State Saugus-Hart School Facilities Financing Authority Special Tax Bonds, Series 2002
6.100% due 09/01/2032		1,140	1,057
6.125% due 09/01/2033		2,115	1,960
California State Southern Mono Health Care District General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026		1,800	603
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		2,915	2,921
5.750% due 06/01/2029		3,000	2,898
6.000% due 06/01/2035		10,000	8,609
6.125% due 06/01/2038		2,000	1,679
6.125% due 06/01/2043		2,000	1,624
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033		10,625	1,549
0.000% due 06/01/2028 (f)		15,000	11,844
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		5,600	5,649
California State University Revenue Bonds, Series 2009
5.250% due 11/01/2038		5,000	5,044
California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034		2,000	1,894
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
6.100% due 11/01/2015 (o)		1,170	1,173
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.250% due 08/01/2024		10,000	11,191
California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030		3,000	2,750
California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031		3,990	3,352
California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033		2,500	2,327
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031		2,500	2,143
5.250% due 07/01/2042		1,250	863
5.500% due 07/01/2037		975	733
5.500% due 11/01/2038		2,750	2,099
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037		20,000	16,733
Carlsbad, California Special Assessment Bonds, Series 2004
6.000% due 09/02/2034		1,000	946
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2031		4,500	1,365
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2016		15,535	11,923
0.000% due 12/01/2028		26,000	9,708
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2038		11,020	11,003
Chicago, Illinois General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 01/01/2037		32,670	6,821
0.000% due 01/01/2038		29,145	5,710
0.000% due 01/01/2039		32,670	6,005
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.744% due 01/01/2014		12,465	12,812
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, Series 2009
5.720% due 12/01/2038		15,000	14,999
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 01/01/2033		41,750	42,072
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022		1,600	1,500
6.750% due 12/01/2032		3,456	3,132
Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013		2,550	2,527
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021		43,020	45,101
6.899% due 12/01/2040		398,340	422,949
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2002
6.150% due 09/01/2026		2,500	2,550
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2003
5.750% due 09/01/2033		1,600	1,407
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030		1,960	1,355
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2006
5.125% due 09/01/2036		4,745	3,536
Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030		5,400	5,406
Clark County, Nevada General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
4.750% due 11/01/2031		8,485	8,485
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2033		25,000	25,084
5.000% due 06/01/2038		1,300	1,286
Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040		4,500	4,506
Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2020		400	225
0.000% due 08/01/2023		2,000	938
0.000% due 08/01/2025		3,535	1,413
0.000% due 08/01/2027		2,500	866
Colorado State E-470 Public Highway Authority Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035		20,000	3,271
0.000% due 09/01/2037		15,000	2,148
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037		1,000	755
Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.518% due 04/01/2024		5,000	4,926
Cook County, Illinois General Obligation Bonds, (AMBAC Insured), Series 2006
4.750% due 11/15/2030		15,545	15,689
4.750% due 11/15/2031		11,290	11,369
Covina-Valley, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 06/01/2025		3,130	1,211
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028		500	422
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
8.744% due 02/15/2014		6,500	6,883
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044		140	144
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042		150,000	145,004
Delaware County, Pennsylvania Authority Revenue Bonds, Series 2001
5.800% due 10/01/2017		2,575	2,609
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2026		255	101
0.000% due 08/15/2027		255	95
0.000% due 08/15/2028		215	76
0.000% due 08/15/2029		255	84
0.000% due 08/15/2030		85	26
0.000% due 08/15/2031		340	99
Detroit, Michigan Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034		1,300	1,213
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028		4,500	4,043
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046		160,000	161,221
Eagle County, Colorado School District No. Re50J General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2026		2,500	2,651
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037		765	543
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033		1,400	1,116
Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030		1,560	452
0.000% due 10/01/2032		1,265	324
Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027		1,000	339
Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020		505	470
Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027		2,440	755
Florida State Board of Education General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 06/01/2037		6,620	6,580
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035		1,500	1,502
Florida State Board of Education General Obligation Bonds, Series 2008
5.000% due 06/01/2035		115	119
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037		3,250	2,570
Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.574% due 12/01/2026		2,755	4,597
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033		5,000	990
0.000% due 01/15/2034		5,000	918
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2001
6.300% due 09/01/2031		5,000	4,602
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2005
5.300% due 09/01/2030		1,250	1,005
Gainesville, Florida Revenue Bonds, (FSA Insured), Series 2005
4.750% due 10/01/2036		140	138
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		20,200	17,717
5.000% due 06/01/2038		45,000	38,758
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (f)		7,000	4,364
5.000% due 06/01/2033		25,700	19,345
5.125% due 06/01/2047		37,000	25,033
5.750% due 06/01/2047		67,100	49,840
Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020		4,170	3,835
7.000% due 01/01/2028		2,740	2,347
Houston, Texas Housing Finance Corp. Revenue Notes, (GNMA Insured), Series 2001
6.600% due 03/20/2010		29	29
Houston, Texas Port Authority General Obligation Bonds, Series 2008
5.625% due 10/01/2038		1,000	1,045
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028		8,720	3,428
Huntington Beach, California Community Facilities District Special Tax Bonds, Series 2002
6.300% due 09/01/2032		1,750	1,534
Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043		1,600	1,157
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038		1,050	890
Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037		1,500	1,010
5.750% due 05/15/2031		2,000	1,510
6.000% due 11/15/2037 (a)		1,500	540
7.000% due 12/01/2037 (a)		3,800	950
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035		1,000	807
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037		45,400	50,294
5.750% due 07/01/2033		10,500	11,471
Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.155% due 06/01/2026		2,315	3,343
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030		60,000	18,568
0.000% due 12/15/2032		55,000	14,881
0.000% due 12/15/2033		50,000	12,486
0.000% due 06/15/2038		2,460	459
Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035		34,200	35,037
Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025		1,000	1,044
Illinois State Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
5.750% due 06/15/2019		6,250	7,198
Illinois State Toll Highway Authority Revenue Bonds, Series 2009
5.851% due 12/01/2034		20,000	19,168
6.184% due 01/01/2034		10,800	10,739
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027		2,715	2,837
4.750% due 01/15/2028		2,000	2,076
Indiana State Bond Bank Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/01/2033		7,535	7,294
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037		4,000	3,754
Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045		2,900	1,673
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034		22,500	22,921
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		16,100	13,813
6.500% due 06/01/2023		49,760	41,968
Jurupa, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 05/01/2027		1,900	606
Kane & Du Page Counties, Illinois Community Unit School District No. 303 General Obligation Bonds, (FSA Insured), Series 2002
5.500% due 01/01/2015		100	110
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		28,780	29,471
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037		18,400	19,290
Kings Canyon, California Joint Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027		2,450	951
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 02/01/2019		5,000	3,442
0.000% due 02/01/2020		5,000	3,290
0.000% due 02/01/2022		5,690	3,381
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031		2,125	2,146
5.000% due 02/01/2032		2,305	2,317
5.000% due 02/01/2033		8,300	8,311
5.000% due 02/01/2034		415	413
5.000% due 02/01/2035		9,150	9,059
5.000% due 02/01/2036		9,605	9,494
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039		90,000	92,068
7.100% due 06/01/2039		33,000	33,064
7.263% due 06/01/2034		47,500	46,871
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039		500	388
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		5,592	5,553
Los Angeles, California Community Redevelopment Agency Tax Allocation Bonds, Series 2001
5.875% due 09/01/2026		520	447
6.000% due 09/01/2031		325	270
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2038		6,150	6,196
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2036		17,500	17,474
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039		58,000	55,889
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2005
17.598% due 07/01/2013		12,500	13,121
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		6,295	6,399
4.500% due 07/01/2023		27,780	28,026
4.500% due 07/01/2024		55,290	55,534
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025		39,600	38,523
4.500% due 01/01/2028		50,140	47,218
Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034		32,500	30,049
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		19,305	17,731
Manhattan Beach, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2001
0.000% due 09/01/2025		1,000	399
Manteca, California Unified School District Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025		2,365	987
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036		34,100	37,855
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.250% due 08/01/2032		250	259
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 08/15/2018		1,000	713
0.000% due 08/15/2019		1,000	669
0.000% due 08/15/2020		1,000	632
Michigan City, Indiana Area-Wide School Building Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 01/15/2021		2,500	1,511
0.000% due 07/15/2021		1,000	589
0.000% due 01/15/2022		1,000	576
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (o)		110	97
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022		775	619
5.000% due 09/01/2036		1,500	1,004
Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037		1,460	1,201
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034		325	260
Michigan Technical University Revenue Bonds, (XLCA Insured), Series 2003
5.000% due 10/01/2033		750	763
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037		1,250	907
Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027		1,705	1,384
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042		34,525	34,252
Missouri State University Place Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032		500	351
Monrovia, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2031		2,385	2,498
Montclair, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030		5,820	5,165
Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024		1,485	583
Montebello, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024		1,500	582
0.000% due 08/01/2025		2,830	1,019
0.000% due 08/01/2027		2,775	855
Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036		4,585	3,267
Morgan Hill, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2023		2,400	1,438
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043		1,300	1,142
Naugatuck, Connecticut General Obligation Bonds, (FSA-CR/FGIC Insured), Series 2003
5.910% due 06/01/2033		165	154
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041		44,800	43,376
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030		10,000	10,212
Nevada State Truckee Meadows Water Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036		5,560	5,385
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016		2,510	2,353
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033		2,000	1,489
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		14,600	11,206
5.000% due 06/01/2041		32,755	22,624
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039		25,000	25,706
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040		185	207
New Mexico State Finance Authority Revenue Bonds, Series 2006
5.000% due 12/15/2026		5,000	5,388
New York City, New York General Obligation Bonds, Series 2009
6.435% due 12/01/2035		4,900	4,812
6.491% due 03/01/2021		190	206
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037		300	301
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.750% due 06/15/2040		9,685	10,742
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035		8,000	7,180
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027		15,770	13,156
New York State Dormitory Authority Revenue Bonds, (NPFGC-FHA Insured), Series 2001
5.400% due 02/01/2031		90	91
5.500% due 02/01/2041		1,435	1,449
New York State Dormitory Authority Revenue Bonds, Series 2009
5.427% due 03/15/2039		25,000	23,262
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
10.078% due 09/15/2029		13,810	16,839
New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
9.258% due 07/15/2012		6,820	8,051
13.710% due 06/15/2011		6,645	7,055
New York State Metropolitan Transportation Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 11/15/2032		200	203
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039		1,020	1,138
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023		1,800	1,840
5.750% due 11/01/2030		3,500	3,745
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029		405	405
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034		23,000	18,854
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038		3,000	3,158
5.770% due 03/15/2039		54,000	52,416
Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026		3,245	1,197
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032		1,000	694
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038		1,500	1,122
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039		36,200	37,132
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033		1,070	972
6.125% due 10/01/2039		620	564
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049		75	78
Northern California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027		10,000	9,007
Northwest Harris County, Texas Municipal Utility District No. 16 General Obligation Bonds, (Radian Insured), Series 2002
5.300% due 10/01/2029		2,105	2,118
Oakland, California General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.000% due 01/15/2027		8,670	8,695
5.000% due 01/15/2032		11,135	10,988
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044		86,000	83,458
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034		11,000	8,858
5.875% due 06/01/2030		13,800	11,729
5.875% due 06/01/2047		381,300	287,134
Orange County, Florida Housing Finance Authority Revenue Bonds, Series 2002
5.250% due 01/01/2028		1,000	1,013
Oregon State Department of Administrative Services Revenue Bonds, Series 2009
5.000% due 04/01/2029		1,550	1,671
Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030		1,230	364
0.000% due 12/01/2031		1,230	346
0.000% due 12/01/2032		1,225	321
Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023		1,750	859
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036		3,860	3,949
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039		900	916
Perris, California Public Financing Authority Tax Allocation Bonds, Series 2002
5.375% due 10/01/2020		780	793
5.625% due 10/01/2031		1,800	1,766
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037		1,260	908
5.500% due 07/01/2037		5,000	3,670
Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033		10,150	2,108
Poway, California Unified School District Special Tax Bonds, Series 2002
5.600% due 09/01/2033		2,000	1,831
6.050% due 09/01/2025		2,285	2,292
6.125% due 09/01/2033		7,600	7,205
Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028		1,700	1,479
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038		1,200	1,227
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047		51,800	5,075
0.000% due 08/01/2054		77,000	4,355
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056		21,600	1,064
Rancho Cucamonga, California Community Facilities District Special Tax Bonds, Series 2001
6.375% due 09/01/2031		2,000	1,878
Rancho Mirage, California Redevelopment Agency Tax Allocation Bonds, Series 2001
5.500% due 04/01/2024		1,190	1,194
5.625% due 04/01/2033		1,580	1,493
Rhode Island State Convention Center Authority Revenue Bonds, (FSA Insured), Series 2006
6.060% due 05/15/2035		165	154
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		7,000	6,551
Richmond, California Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2030		1,500	577
Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029		20,000	20,036
7.200% due 08/01/2039		35,000	35,284
Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037		100	73
Rocklin, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023		2,610	1,176
0.000% due 08/01/2024		5,000	2,101
0.000% due 08/01/2025		4,000	1,555
0.000% due 08/01/2026		4,000	1,445
0.000% due 08/01/2027		4,500	1,511
Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023		5,115	4,738
Sacramento, California Revenue Bonds, (CM Insured), Series 1998
5.300% due 01/01/2024		1,920	1,896
Sacramento, California Special Tax Bonds, Series 1999
5.700% due 09/01/2023		2,945	2,633
Sacramento, California Special Tax Bonds, Series 2001
6.100% due 09/01/2021		655	656
6.150% due 09/01/2026		1,240	1,205
Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2023		485	209
San Antonio, Texas Water Revenue Bonds, (NPFGC Insured), Series 2005
4.750% due 05/15/2037		3,000	3,013
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006
5.600% due 09/01/2021 (o)		2,090	1,917
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032		53,585	42,682
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023		1,770	803
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2022		9,445	4,581
0.000% due 08/01/2025		10,895	4,268
0.000% due 08/01/2026		12,215	4,448
San Mateo, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2020		2,300	1,378
Santa Ana, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026		2,515	876
0.000% due 08/01/2028		3,520	1,053
0.000% due 08/01/2030		2,500	639
0.000% due 08/01/2031		3,780	892
0.000% due 08/01/2032		3,770	819
Santa Clara County, California East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021		1,985	1,006
0.000% due 08/01/2022		1,490	714
Santa Clara, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2002
5.000% due 07/01/2025		2,155	2,212
5.000% due 07/01/2027		3,040	3,111
Santa Clarita, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 08/01/2037		6,665	6,189
Santa Margarita, California Water District Special Tax Bonds, Series 1999
6.250% due 09/01/2029		4,005	4,005
Santa Monica, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026		2,000	778
0.000% due 08/01/2027		3,550	1,274
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027		4,720	3,826
Shasta, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024		1,000	411
Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (NPFGC-FGIC Insured), Series 2006
5.581% due 10/01/2016		170	168
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037		750	519
South Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027		2,670	1,996
Southbridge, Massachusetts Associates LLC Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022		31,105	33,665
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.906% due 07/01/2025		9,000	8,791
6.538% due 07/01/2039		40,000	40,162
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		36,040	25,622
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037		600	539
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036		750	602
Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029		8,000	8,080
St. Louis, Missouri Industrial Development Authority Revenue Bonds, (GNMA Insured), Series 2002
5.125% due 12/20/2029		1,500	1,510
5.125% due 12/20/2030		1,500	1,512
Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023		2,615	1,257
0.000% due 08/01/2024		2,705	1,218
0.000% due 05/01/2027		2,000	745
Stanislaus County, California Modesto High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026		2,150	777
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033		5,400	5,129
Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038		47,000	46,374
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037		5,000	2,010
Temecula, California Public Financing Authority Community Facilities District No. 3-1 Special Tax Bonds, Series 2003
6.000% due 09/01/2033		2,000	1,809
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		12,500	12,516
Texas State General Obligation Bonds, Series 2007
4.750% due 04/01/2029		1,500	1,557
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		35,345	35,343
Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039		19,200	18,764
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
15.780% due 02/15/2032		4,690	6,134
18.543% due 02/15/2028		5,565	7,923
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
13.370% due 02/15/2012		3,985	4,376
Texas State Leander Independent School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
0.000% due 08/15/2023		1,000	501
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019		10,000	5,618
0.000% due 08/15/2025		19,990	7,366
Tracy, California Community Facilities District Special Tax Bonds, Series 2002
6.000% due 09/01/2027		995	870
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026		1,400	1,141
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037		1,225	940
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031		4,000	3,973
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049		2,000	1,946
University of California Revenue Bonds, (FSA Insured), Series 2005
4.750% due 05/15/2035		6,900	6,916
University of California Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 05/15/2037		100	99
5.000% due 05/15/2041		1,000	983
University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043		18,700	18,160
University of Toledo, Ohio Revenue Bonds, Series 2009
7.100% due 06/01/2026		5,000	5,023
7.875% due 06/01/2031		7,000	6,988
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037		1,320	1,043
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028		250	223
Utah State Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2023		10,000	5,068
0.000% due 06/15/2029		10,000	3,379
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039		270	272
Ventura County, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2033		15,000	15,602
Victor, California Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024		1,125	483
0.000% due 08/01/2026		2,410	879
Victoria, Texas General Obligation Bonds, Series 2009
6.124% due 08/15/2030		5,000	4,837
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037		3,000	2,445
5.750% due 09/01/2042		2,000	1,614
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026		1,050	1,174
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (f)		11,000	6,614
Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026		1,000	377
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035		350	262
Washington State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 06/01/2016		700	572
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038		10,200	7,217
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017		1,500	1,300
Washington State Port of Seattle Revenue Bonds, Series 2009
7.000% due 05/01/2036		11,820	11,753
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032		7,150	7,063
Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030		1,750	1,753
West Contra Costa, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2002
5.000% due 08/01/2026		2,740	2,691
5.000% due 08/01/2028		2,690	2,605
5.000% due 08/01/2031		1,890	1,776
West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034		20,115	20,683
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		162,165	129,734
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028		6,500	5,390
Wisconsin State Clean Water Revenue Bonds, Series 2009
6.000% due 05/01/2036		17,700	19,630
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032		2,250	1,806
Yuba City, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2025		2,110	759

Total Municipal Bonds & Notes (Cost $4,449,271)			4,602,942

U.S. GOVERNMENT AGENCIES 26.1%
Bolivia Government AID Bond
0.376% due 02/01/2019		4,473	4,263
Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)		33	28
0.000% due 10/09/2019		13,300	7,239
0.351% due 03/25/2034		157	141
0.361% due 03/25/2036		15,332	12,971
0.381% due 08/25/2034		145	133
0.431% due 05/25/2035 - 10/27/2037		101,185	96,129
0.471% due 06/25/2032		43	38
0.481% due 03/25/2035 - 06/25/2044		72	72
0.531% due 02/25/2032		50	49
0.551% due 06/25/2037		68	65
0.581% due 07/25/2021 - 03/25/2044		6,617	6,098
0.631% due 06/25/2029 - 11/25/2036		21,430	21,239
0.632% due 04/18/2028		154	153
0.681% due 10/25/2030 - 02/25/2033		713	710
0.682% due 10/18/2030		1,198	1,191
0.700% due 08/25/2021 - 03/25/2022		32	32
0.731% due 03/25/2017 - 07/25/2034		1,680	1,665
0.782% due 12/18/2031		439	439
0.831% due 05/25/2030		506	503
0.850% due 11/25/2013 - 08/25/2022		103	102
0.881% due 05/25/2030		506	503
0.900% due 10/25/2023 - 03/25/2024		2,715	2,708
1.000% due 11/23/2011 (l)		640,000	638,806
1.000% due 09/25/2023		1	1
1.050% due 01/25/2022		41	41
1.080% due 01/25/2022		96	96
1.100% due 12/25/2021		45	45
1.131% due 04/25/2032		57	57
1.150% due 04/25/2021		7	7
1.250% due 04/25/2023		277	278
1.381% due 04/01/2027		34	35
1.826% due 12/01/2044		7,278	7,242
1.828% due 10/01/2044		23,196	22,532
1.832% due 07/01/2042 - 10/01/2044		38,249	37,821
1.882% due 09/01/2041		54	54
2.000% due 02/01/2020		4	4
2.032% due 10/01/2030 - 10/01/2040		4,160	4,151
2.159% due 04/01/2027		40	41
2.429% due 10/01/2034		2,438	2,503
2.522% due 10/01/2020		17	17
2.538% due 03/01/2034		8,286	8,508
2.565% due 11/01/2023 - 11/01/2035		7,578	7,626
2.575% due 07/01/2017 - 01/01/2024		756	774
2.599% due 05/01/2023		145	146
2.610% due 12/01/2034		368	376
2.650% due 11/01/2034		3,781	3,858
2.658% due 12/01/2034		354	361
2.666% due 09/01/2017		510	530
2.668% due 11/01/2035		4,745	4,799
2.676% due 09/01/2035		159	163
2.679% due 08/01/2033		31	31
2.723% due 03/01/2033		141	143
2.732% due 09/01/2024		99	100
2.734% due 03/01/2019		712	719
2.739% due 10/01/2034		3,127	3,191
2.757% due 09/01/2035		2,642	2,743
2.759% due 01/01/2021		17	17
2.784% due 01/01/2020		499	504
2.817% due 02/01/2034		84	87
2.822% due 11/01/2034		3,692	3,753
2.835% due 11/01/2023		15	16
2.871% due 10/01/2034		679	694
2.919% due 11/01/2034		75	76
2.920% due 11/01/2023		31	32
2.927% due 12/01/2020		484	489
2.963% due 11/01/2025		135	138
2.998% due 11/01/2034		4,632	4,781
3.007% due 06/01/2021		436	438
3.015% due 09/01/2029		11	12
3.025% due 11/01/2024		1,817	1,846
3.029% due 01/01/2026		140	144
3.039% due 09/01/2035		15,609	15,895
3.055% due 05/01/2024		78	80
3.079% due 09/01/2034		1,356	1,379
3.085% due 03/01/2026		52	54
3.095% due 07/01/2026		11	11
3.105% due 09/01/2023		138	141
3.116% due 09/01/2024		134	138
3.130% due 10/01/2034		5,712	5,857
3.131% due 11/01/2025		515	528
3.135% due 06/01/2033		120	123
3.141% due 11/01/2031		182	190
3.143% due 12/01/2022		28	29
3.145% due 11/01/2025		26	26
3.149% due 05/01/2022 - 06/01/2025		83	85
3.171% due 10/01/2023 - 08/01/2026		131	134
3.177% due 02/01/2027		265	274
3.182% due 11/01/2034		1,964	2,019
3.198% due 12/01/2018		48	49
3.203% due 12/01/2030 - 11/01/2035		844
3.208% due 05/01/2025		221	710
3.215% due 08/01/2027		1,268	368
3.217% due 02/01/2022		182	26
3.223% due 09/01/2034		20,417	3
3.224% due 07/01/2024 - 05/01/2026		358	867 228
3.230% due 10/01/2024		25	1,296
3.232% due 03/01/2025		689	183
3.236% due 04/01/2027		3	20,944
3.245% due 12/01/2034 - 09/01/2035		10,371	10,677
3.250% due 11/01/2026		36	37
3.251% due 06/01/2024		28	29
3.269% due 09/01/2022		110	113
3.276% due 12/01/2023		56	58
3.282% due 12/01/2025		181	185
3.288% due 01/01/2024		103	106
3.295% due 09/01/2035		2,164	2,215
3.300% due 08/01/2031		126	130
3.310% due 02/01/2028		60	61
3.313% due 11/01/2025		70	72
3.325% due 10/01/2020		29	30
3.345% due 10/01/2027 - 07/01/2035		4,440	4,559
3.347% due 08/01/2035		7,934	8,130
3.364% due 06/01/2025 - 08/01/2025		1,217	1,260
3.365% due 08/01/2027		1,079	1,109
3.385% due 04/01/2027		53	54
3.411% due 10/01/2024		100	104
3.432% due 07/01/2035		3,054	3,152
3.472% due 08/01/2027		33	34
3.500% due 11/01/2027		47	48
3.510% due 05/01/2035		439	451
3.533% due 10/01/2026		11	11
3.565% due 03/01/2035		74	74
3.594% due 04/01/2024		250	257
3.609% due 11/01/2025		144	148
3.635% due 12/01/2025		294	303
3.670% due 07/01/2034		4,847	5,015
3.674% due 09/01/2019		610	629
3.719% due 12/01/2023		18	18
3.721% due 03/01/2036		480	499
3.722% due 05/01/2027		18	19
3.723% due 04/01/2026		15	16
3.750% due 08/01/2024 - 06/01/2035		2,348	2,444
3.764% due 12/01/2034		56	58
3.796% due 04/01/2034		357	368
3.808% due 02/01/2028		547	565
3.849% due 04/01/2033		97	100
3.855% due 05/25/2035		32,562	32,320
3.874% due 05/01/2035		4,919	5,102
3.904% due 12/01/2034		1,960	2,007
3.937% due 06/01/2034		31	32
3.955% due 03/01/2034		8,823	9,077
3.978% due 02/01/2024		58	59
3.989% due 02/01/2036		457	475
3.990% due 02/01/2026		72	72
4.000% due 11/01/2010 - 03/01/2029		195	193
4.125% due 01/01/2018 - 10/01/2024		105	108
4.167% due 03/01/2035		1,774	1,829
4.172% due 07/01/2033		23	24
4.200% due 05/01/2021		15	16
4.301% due 09/01/2033		209	216
4.315% due 12/01/2023		190	194
4.323% due 05/01/2035		33,718	35,148
4.340% due 02/01/2035		108	112
4.367% due 04/01/2034 - 02/01/2035		6,639	6,873
4.375% due 04/01/2017		32	32
4.377% due 01/01/2035		14,813	14,962
4.389% due 01/01/2035		406	416
4.436% due 02/01/2028		32	33
4.450% due 12/01/2023		76	78
4.460% due 07/01/2019		78	79
4.500% due 10/01/2010 - 08/01/2035		2,246	2,319
4.515% due 12/01/2027		221	227
4.518% due 05/01/2030 - 02/01/2033		15	15
4.541% due 06/01/2035		11,048	11,348
4.562% due 01/01/2035		16,934	17,098
4.565% due 09/01/2021		12	12
4.585% due 12/01/2036		926	956
4.593% due 06/01/2015		157	159
4.612% due 02/01/2035		4,680	4,849
4.628% due 08/01/2035		1,881	1,960
4.646% due 02/01/2035		4,052	4,185
4.663% due 05/01/2035		22,768	23,577
4.665% due 11/01/2035		23,014	23,654
4.674% due 11/01/2019		149	151
4.678% due 02/01/2035		4,658	4,814
4.680% due 12/01/2012		356	376
4.685% due 09/01/2014		16	16
4.698% due 06/01/2035		16,949	17,332
4.724% due 09/01/2034		1,146	1,184
4.733% due 04/01/2018		154	157
4.739% due 03/01/2035		111	116
4.743% due 08/01/2023		58	59
4.748% due 01/01/2036		634	654
4.760% due 12/01/2033 - 08/01/2035		1,225	1,270
4.762% due 01/01/2035		18,796	19,504
4.770% due 11/01/2012		49	52
4.776% due 12/01/2017		677	691
4.790% due 06/01/2035		3,305	3,362
4.796% due 11/01/2035		14,636	15,252
4.808% due 08/01/2035		4,416	4,612
4.820% due 06/01/2023		107	110
4.822% due 06/01/2035		251	262
4.849% due 12/01/2035		27	27
4.850% due 12/01/2026		12	13
4.856% due 10/01/2019		198	202
4.870% due 05/01/2013		126	134
4.873% due 04/01/2013		55	58
4.875% due 04/01/2038		39	41
4.889% due 04/01/2035		3,579	3,748
4.940% due 03/01/2035		415	434
4.955% due 07/01/2021		31	31
4.962% due 06/01/2035 - 08/01/2035		1,366	1,422
4.977% due 07/01/2035		3,547	3,666
5.000% due 03/02/2015 - 02/01/2040		7,152,395	7,334,900
5.008% due 07/01/2024		146	151
5.027% due 02/01/2021		123	126
5.036% due 03/01/2024		28	29
5.052% due 06/01/2035		3,269	3,483
5.091% due 07/01/2035		3,521	3,648
5.134% due 09/01/2035		3,543	3,739
5.135% due 10/01/2035		3,169	3,344
5.148% due 11/01/2035		2,186	2,305
5.154% due 08/01/2035		2,655	2,842
5.157% due 02/01/2016		194	208
5.159% due 10/01/2035		2,769	2,884
5.161% due 08/01/2035		2,885	3,048
5.164% due 11/01/2010		28	29
5.170% due 07/01/2035		2,964	3,134
5.184% due 09/01/2035		3,437	3,624
5.186% due 10/01/2035		3,961	4,177
5.210% due 11/01/2035		3,325	3,500
5.214% due 08/01/2035 - 09/01/2035		4,810	5,071
5.221% due 07/01/2035		2,808	2,961
5.226% due 06/01/2029		72	75
5.227% due 12/01/2035		3,106	3,271
5.240% due 09/01/2035		3,186	3,402
5.250% due 08/01/2012		110	117
5.262% due 07/01/2035		2,356	2,489
5.272% due 10/01/2035		3,806	4,007
5.290% due 11/25/2033		1,261	1,333
5.295% due 09/01/2035		63	67
5.296% due 08/01/2027		129	131
5.310% due 08/25/2033		3,939	4,125
5.321% due 10/01/2035		3,662	3,862
5.340% due 11/01/2035		4,878	5,138
5.370% due 08/25/2043		2,546	2,642
5.375% due 11/15/2011 - 03/01/2023		1,675	1,815
5.379% due 11/01/2035		3,848	4,057
5.381% due 01/01/2036		2,749	2,914
5.389% due 01/01/2037		601	634
5.410% due 09/01/2012		286	305
5.427% due 01/01/2036		98	103
5.428% due 05/01/2036		1,475	1,549
5.445% due 12/01/2017		4	5
5.500% due 02/01/2012 - 01/01/2040		12,916,531	13,567,808
5.500% due 02/01/2038 (l)		1,153,955	1,210,330
5.501% due 09/01/2021		7	8
5.502% due 02/01/2021		76	77
5.525% due 05/01/2023		301	307
5.528% due 03/01/2036		2,207	2,327
5.542% due 01/01/2036		1,773	1,865
5.547% due 01/01/2037		630	666
5.577% due 02/01/2036		4,372	4,616
5.588% due 10/01/2027		212	217
5.616% due 03/01/2036		1,970	2,075
5.624% due 12/01/2035		2,472	2,620
5.665% due 02/01/2036		408	432
5.666% due 09/01/2036		12	13
5.698% due 03/01/2036		3,292	3,497
5.734% due 08/01/2022		1,021	1,054
5.750% due 01/01/2020 - 03/01/2036		4,773	5,060
5.756% due 05/01/2037		111	118
5.780% due 09/01/2012		470	505
5.786% due 09/01/2037		32	35
5.790% due 10/01/2017		390	426
5.800% due 02/09/2026 (l)		50,000	50,245
5.812% due 03/01/2023		239	245
5.838% due 04/01/2036		15	16
5.874% due 12/01/2036		298	315
5.915% due 02/01/2012		763	812
5.922% due 10/01/2011		479	504
5.926% due 06/01/2036		1,192	1,271
5.930% due 06/01/2022		33	34
5.950% due 02/25/2044		826	885
5.959% due 02/01/2020		45	46
5.970% due 07/01/2019		12	12
5.975% due 02/01/2012		406	433
5.981% due 11/01/2011		123	129
6.000% due 07/01/2011 - 10/25/2044		21,201,072	22,497,654
6.001% due 07/01/2032		132	141
6.002% due 09/01/2036		55	58
6.091% due 05/01/2011		496	516
6.114% due 02/01/2012		497	533
6.160% due 08/01/2017		155	166
6.200% due 05/01/2011 - 01/01/2012		614	649
6.250% due 02/01/2011 - 02/25/2029		39,449	41,491
6.280% due 06/15/2027 (j)		166,000	173,990
6.290% due 02/25/2029		500	552
6.300% due 10/17/2038		8,783	9,522
6.305% due 05/01/2011		318	332
6.390% due 05/25/2036		10,477	11,206
6.429% due 03/25/2039		68	70
6.480% due 01/01/2011		288	297
6.500% due 07/01/2011 - 02/25/2047		244,182	264,263
6.589% due 03/01/2023		649	671
6.642% due 05/01/2014		55	55
6.701% due 06/01/2030		104	105
6.730% due 06/01/2022		14	14
6.745% due 02/01/2018		40	41
6.750% due 10/25/2023		259	287
6.830% due 11/01/2021		55	57
6.900% due 05/25/2023		43	47
6.960% due 07/01/2019		169	188
7.000% due 12/01/2010 - 01/25/2048		23,339	25,582
7.025% due 11/01/2022		18	19
7.067% due 12/01/2010		358	358
7.250% due 01/01/2023		725	811
7.360% due 04/01/2011		293	308
7.375% due 05/25/2022		965	1,059
7.500% due 11/01/2010 - 07/25/2041		4,876	5,457
7.750% due 01/25/2022		1,396	1,551
7.780% due 01/01/2018		1,993	2,288
7.800% due 10/25/2022 - 06/25/2026		222	242
7.920% due 03/01/2018		2,472	2,860
8.000% due 12/01/2010 - 07/01/2032		3,744	4,180
8.000% due 08/18/2027 (b)		9	2
8.060% due 04/01/2030		1,672	1,909
8.080% due 04/01/2030		920	1,051
8.200% due 04/25/2025		9	9
8.490% due 06/01/2025		838	979
8.500% due 06/01/2012 - 10/01/2032		3,042	3,474
8.750% due 01/25/2021		190	215
9.000% due 07/01/2016 - 11/01/2025		1,326	1,498
9.250% due 04/25/2018		18	20
9.300% due 05/25/2018 - 08/25/2019		58	64
9.305% due 09/25/2028		334	363
9.500% due 06/25/2018 - 03/01/2026		721	826
10.000% due 11/01/2013 - 05/01/2022		108	120
10.500% due 11/01/2013 - 04/01/2022		21	23
11.000% due 11/01/2013 - 11/01/2020		109	123
11.500% due 08/20/2016 - 11/01/2019		4	4
12.000% due 05/01/2016		0	1
13.250% due 09/01/2011		1	1
14.750% due 08/01/2012		6	6
15.000% due 10/15/2012		17	20
15.500% due 10/01/2012 - 12/01/2012		1	1
15.750% due 12/01/2011 - 08/01/2012		5	6
16.000% due 09/01/2012		8	8
903.212% due 08/25/2021 (b)		0	5
1000.000% due 04/25/2022 (b)		0	4
Farmer Mac
7.997% due 01/25/2012		252	248
Federal Home Loan Bank
1.000% due 12/28/2011		21,400	21,321
4.125% due 08/13/2010		70	72
4.750% due 12/12/2014		100	109
5.000% due 03/14/2014		70	77
5.625% due 06/13/2016		175	177
7.400% due 02/01/2021		706	703
Federal Housing Administration
0.000% due 11/01/2019		20	20
6.780% due 07/25/2040		7,150	6,995
6.880% due 02/01/2041		10,879	10,642
6.896% due 07/01/2020		8,492	8,431
6.960% due 05/01/2016		224	221
6.997% due 09/01/2019		50	50
7.110% due 05/01/2019		1,239	1,225
7.315% due 08/01/2019		3,282	3,249
7.350% due 04/01/2019 - 11/01/2020		552	549
7.375% due 02/01/2018		136	136
7.380% due 04/01/2041		2,363	2,329
7.400% due 01/25/2020		975	971
7.430% due 10/01/2018 - 06/01/2024		11,877	11,860
7.450% due 05/01/2021		2,174	2,183
7.460% due 01/01/2023		81	81
7.465% due 11/01/2019		1,685	1,684
7.500% due 03/01/2032		3,057	3,069
7.580% due 12/01/2040		7,072	7,080
7.630% due 08/01/2041		16,993	16,773
7.780% due 11/01/2040		7,082	7,015
8.250% due 01/01/2041		4,536	4,504
8.375% due 02/01/2012		23	23
Freddie Mac
0.271% due 12/25/2036		13,013	12,588
0.383% due 07/15/2019		22,587	22,313
0.473% due 05/15/2036		69	68
0.483% due 07/15/2034		615	614
0.491% due 08/25/2031		388	352
0.583% due 12/15/2029 - 06/15/2031		6,127	6,113
0.633% due 06/15/2018 - 01/15/2033		698	693
0.683% due 06/15/2023 - 12/15/2031		91	90
0.733% due 06/15/2030 - 12/15/2032		491	487
1.125% due 12/15/2011		29,300	29,223
1.231% due 05/25/2043		11,261	11,066
1.250% due 02/15/2021		14	14
1.832% due 10/25/2044 - 02/25/2045		48,352	45,071
2.032% due 07/25/2044		4,774	4,550
2.500% due 06/01/2017		2	2
2.615% due 11/01/2026		325	334
2.625% due 04/01/2017		4	4
2.750% due 12/01/2023		116	120
2.793% due 11/01/2020		80	82
2.881% due 06/01/2022		20	21
2.920% due 01/01/2034		5,430	5,455
2.948% due 04/01/2029		131	135
2.968% due 11/01/2023		210	216
2.972% due 07/01/2032		3	3
2.990% due 11/01/2023		2	2
2.997% due 06/01/2030		374	386
3.021% due 07/01/2024		57	58
3.023% due 06/01/2021		359	368
3.050% due 10/25/2023		809	849
3.059% due 07/01/2023		60	61
3.110% due 07/01/2022 - 10/01/2023		273	280
3.133% due 06/01/2024		430	440
3.141% due 08/01/2023		93	95
3.148% due 06/01/2022		378	387
3.155% due 10/01/2023		265	271
3.185% due 10/01/2024		142	145
3.200% due 06/01/2024		242	248
3.211% due 12/01/2022		15	15
3.217% due 03/01/2024		220	227
3.221% due 08/01/2023		448	458
3.223% due 08/01/2023		79	81
3.227% due 06/01/2022		105	108
3.230% due 04/01/2024		626	639
3.240% due 09/01/2023 - 08/01/2035		934	958
3.274% due 06/01/2020		78	79
3.282% due 09/01/2023		345	351
3.283% due 09/01/2023		166	171
3.284% due 05/01/2023		64	66
3.291% due 10/01/2023		105	109
3.306% due 07/01/2020		128	130
3.310% due 09/01/2023		491	504
3.325% due 09/01/2035		11,610	11,901
3.327% due 07/01/2027		10	10
3.328% due 05/01/2023		26	26
3.330% due 08/01/2023		983	998
3.340% due 02/01/2026		391	402
3.342% due 02/01/2025		19	20
3.387% due 01/01/2028		21	21
3.389% due 07/01/2030		828	853
3.396% due 08/15/2032		4,065	4,087
3.431% due 08/01/2035		60	62
3.439% due 08/01/2023		42	43
3.459% due 10/01/2026		309	316
3.468% due 08/01/2023		1	1
3.479% due 07/01/2019		196	199
3.498% due 09/01/2035		76	79
3.500% due 07/15/2032		60	61
3.523% due 04/01/2023		12	13
3.560% due 05/01/2023		155	159
3.579% due 05/01/2021		1,176	1,167
3.582% due 11/01/2028		460	467
3.597% due 07/01/2035		12,478	12,960
3.606% due 10/01/2023		52	54
3.645% due 11/01/2034		124	129
3.661% due 07/01/2032		83	86
3.695% due 09/01/2028		3	3
3.807% due 07/01/2023		215	221
3.824% due 04/01/2025		78	79
3.875% due 01/01/2019		1	1
3.888% due 12/01/2026		687	682
3.927% due 03/01/2022		1,055	1,074
3.945% due 12/01/2018		246	245
3.986% due 02/01/2023		76	77
4.000% due 04/01/2011 - 09/15/2030		1,478	1,510
4.012% due 01/01/2021		40	40
4.015% due 10/01/2023		184	189
4.030% due 02/01/2019		176	176
4.183% due 07/01/2025		536	548
4.250% due 09/15/2024		5	5
4.254% due 01/01/2024		34	35
4.284% due 01/01/2022		80	81
4.446% due 01/01/2035		666	689
4.480% due 02/01/2021		6	6
4.500% due 12/01/2010 - 03/15/2032		7,547	7,761
4.530% due 01/01/2019		51	52
4.690% due 03/01/2035		817	855
4.700% due 06/01/2035		4,465	4,609
4.777% due 03/01/2035		3,226	3,325
4.827% due 10/01/2035		26,822	27,925
4.837% due 11/01/2035		27,647	28,556
4.856% due 10/01/2035		3,171	3,285
4.871% due 10/01/2035		50,168	52,319
4.875% due 09/01/2018 - 10/01/2035		19,733	20,573
4.913% due 10/01/2035		24,537	25,579
4.917% due 03/01/2035		33	34
4.933% due 07/01/2035		46	48
4.935% due 11/01/2035		21,655	22,610
4.940% due 10/01/2022		44	45
4.977% due 09/01/2035		92	96
4.980% due 05/01/2022		32	33
5.000% due 08/15/2012 - 01/01/2040		320,774	329,614
5.059% due 05/01/2018		223	228
5.069% due 04/01/2029		33	34
5.075% due 01/01/2019		2	2
5.086% due 10/01/2035		3,655	3,849
5.105% due 05/01/2018		50	51
5.138% due 09/01/2023		27	28
5.140% due 05/01/2035		31,382	32,478
5.189% due 05/01/2018		203	208
5.200% due 10/25/2023		162	134
5.203% due 03/01/2021		677	689
5.211% due 07/01/2019		8	8
5.258% due 05/01/2037		394	415
5.265% due 05/01/2020		61	62
5.282% due 09/01/2035		143	149
5.404% due 11/01/2035		2,595	2,741
5.432% due 12/01/2035		2,707	2,853
5.472% due 01/01/2037		680	718
5.474% due 02/01/2038		158	168
5.500% due 09/01/2012 - 01/01/2040		132,580	138,356
5.500% due 02/01/2038 (j)		1,282,454	1,345,107
5.528% due 09/01/2037		52	55
5.579% due 07/01/2036		33	35
5.663% due 04/01/2036		12	13
5.669% due 06/01/2037		85	90
5.692% due 02/01/2037		85	90
5.746% due 03/01/2036		2,362	2,514
5.833% due 04/01/2036		2,755	2,930
5.871% due 04/01/2036		3,224	3,442
5.883% due 05/01/2037		181	193
5.907% due 12/01/2037		1,109	1,181
5.909% due 10/01/2020		8	8
5.950% due 06/15/2028		45,415	47,599
5.982% due 02/01/2037		82	86
6.000% due 01/01/2011 - 01/01/2040		1,478,026	1,570,916
6.250% due 12/15/2028 - 01/15/2036		1,163	1,248
6.290% due 10/01/2020		221	226
6.340% due 05/01/2020		14	15
6.500% due 09/01/2010 - 10/25/2043		297,815	319,973
6.900% due 12/01/2010		360	370
6.950% due 07/15/2021 - 08/15/2021		99	103
7.000% due 10/01/2010 - 10/25/2043		34,385	37,604
7.000% due 09/15/2023 (b)		22	4
7.500% due 05/01/2011 - 11/01/2037		14,811	16,006
7.645% due 05/01/2025		5,496	6,033
7.800% due 09/15/2020		9	10
8.000% due 10/01/2010 - 09/15/2024		3,448	3,746
8.250% due 06/01/2016 - 06/15/2022		504	586
8.500% due 01/01/2010 - 06/01/2030		1,980	2,084
8.750% due 12/15/2020		100	108
8.900% due 11/15/2020		687	753
9.000% due 09/01/2010 - 07/01/2030		523	543
9.000% due 05/01/2022 (b)		4	1
9.250% due 07/01/2017		2	3
9.500% due 09/01/2016 - 12/01/2022		510	567
10.000% due 06/01/2017 - 03/01/2021		37	41
10.500% due 10/01/2017 - 01/01/2021		15	17
11.000% due 06/01/2011 - 05/01/2020		28	31
11.250% due 09/01/2015		1	1
11.500% due 01/01/2018		1	1
13.250% due 10/01/2013		40	46
14.000% due 04/01/2016		2	2
15.500% due 08/01/2011		1	1
884.500% due 01/15/2021 (b)		0	2
1007.500% due 02/15/2022 (b)		0	4
Ginnie Mae
0.533% due 05/20/2037		229,896	225,376
0.632% due 06/16/2031 - 03/16/2032		442	440
0.682% due 11/16/2029 - 10/16/2030		555	552
0.732% due 02/16/2030 - 04/16/2032		2,960	2,967
0.733% due 09/20/2030		169	168
0.782% due 12/16/2025		90	90
0.832% due 02/16/2030		2,048	2,041
0.882% due 02/16/2030		869	868
1.183% due 03/20/2031		148	148
3.625% due 07/20/2017 - 09/20/2033		30,518	31,241
3.750% due 02/20/2032		1,128	1,156
4.000% due 02/20/2016 - 11/20/2032		330	337
4.125% due 12/20/2015 - 10/20/2033		24,654	25,209
4.250% due 01/20/2028 - 03/20/2030		6,165	6,352
4.375% due 02/20/2017 - 05/20/2030		50,147	51,606
4.500% due 02/20/2018 - 02/20/2034		5,589	5,828
5.000% due 06/20/2028 - 07/20/2034		1,791	1,839
5.500% due 05/15/2021 - 01/01/2040		7,397	7,758
6.000% due 03/15/2013 - 01/01/2040		927,466	980,495
6.250% due 03/16/2029		558	603
6.500% due 02/15/2026 - 07/15/2040		90,010	96,368
6.670% due 08/15/2040		903	913
6.750% due 06/20/2028 - 10/16/2040		39,351	42,212
7.000% due 09/15/2010 - 11/15/2032		5,474	5,931
7.250% due 07/16/2028		7	7
7.500% due 06/15/2011 - 03/15/2032		6,209	6,837
7.700% due 03/15/2041		6,456	6,679
7.750% due 08/20/2025 - 12/15/2040		1,553	1,678
8.000% due 10/15/2011 - 10/20/2031		944	1,079
8.250% due 04/15/2020		77	86
8.300% due 06/15/2019		18	20
8.500% due 07/15/2016 - 04/15/2031		954	1,095
9.000% due 06/15/2010 - 01/15/2031		944	1,078
9.250% due 12/20/2016		1	1
9.500% due 05/15/2016 - 07/15/2025		328	374
10.000% due 02/15/2013 - 02/15/2025		329	366
10.250% due 02/20/2019		9	9
10.500% due 12/15/2015 - 09/15/2021		85	95
11.000% due 08/15/2010 - 09/15/2017		6	6
11.500% due 04/15/2013 - 10/15/2015		8	9
12.000% due 11/15/2012 - 05/15/2016		55	62
13.000% due 12/15/2012		1	1
13.500% due 12/15/2012 - 09/15/2014		7	9
15.000% due 08/15/2011 - 09/15/2012		17	20
16.000% due 11/15/2011 - 01/15/2012		4	5
17.000% due 11/15/2011 - 12/15/2011		6	7
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022		154	153
1.000% due 03/25/2025 - 07/25/2025		125	124
1.100% due 01/25/2019 - 11/25/2024		168	167
3.870% due 01/01/2014		980	1,007
4.330% due 07/01/2014		164	170
4.340% due 03/01/2024		209	215
4.504% due 02/01/2014		52	54
4.524% due 02/10/2013		7,374	7,640
4.684% due 09/10/2014		4,755	4,917
4.750% due 07/01/2025		941	984
4.754% due 08/10/2014		197	206
4.770% due 04/01/2024		920	957
4.870% due 12/01/2024		1,750	1,859
4.890% due 12/01/2023		1,133	1,195
4.930% due 01/01/2024		2,418	2,532
4.950% due 03/01/2025		2,016	2,113
4.980% due 11/01/2023		8,327	8,644
5.090% due 10/01/2025		781	823
5.110% due 05/01/2017 - 08/01/2025		2,008	2,109
5.120% due 11/01/2017		179	191
5.130% due 09/01/2023		5,236	5,507
5.136% due 08/10/2013		455	478
5.160% due 02/01/2028		2,402	2,519
5.190% due 01/01/2017 - 07/01/2024		523	553
5.200% due 11/01/2015		307	323
5.230% due 11/01/2016		343	363
5.290% due 12/01/2027		75,241	80,121
5.310% due 05/01/2027		407	433
5.340% due 11/01/2021		5,623	5,933
5.370% due 09/01/2016		308	326
5.490% due 05/01/2028		26,888	28,678
5.680% due 06/01/2028		26,231	28,282
5.725% due 09/01/2018		49,584	52,956
5.780% due 08/01/2027		85	90
5.820% due 07/01/2027		3,645	3,964
5.902% due 02/10/2018		541	592
6.030% due 02/01/2012		3,993	4,199
6.070% due 07/01/2026		1,297	1,405
6.340% due 03/01/2021		9,800	10,545
6.344% due 08/01/2011		305	320
6.640% due 02/01/2011		891	933
6.700% due 12/01/2016		2,283	2,491
6.900% due 12/01/2020		2,775	3,014
6.950% due 11/01/2016		555	594
7.060% due 11/01/2019		462	502
7.150% due 03/01/2017		1,019	1,116
7.190% due 12/01/2019		81	88
7.220% due 11/01/2020		646	705
7.449% due 08/01/2010		5,149	5,313
7.500% due 04/01/2017		609	671
7.630% due 06/01/2020		4,310	4,730
7.700% due 07/01/2016		76	83
8.017% due 02/10/2010		4,836	4,875
Tennessee Valley Authority
5.250% due 09/15/2039		98,000	97,466
6.790% due 05/23/2012		3,000	3,363
Vendee Mortgage Trust
0.446% due 06/15/2023 (b)		19,308	198
6.500% due 09/15/2024		13,775	14,261
6.810% due 01/15/2030		1,951	2,082

Total U.S. Government Agencies (Cost $51,598,870)			52,923,940

U.S. TREASURY OBLIGATIONS 18.6%
U.S. Treasury Bonds
3.500% due 02/15/2039 (l)		785,544	643,656
4.250% due 05/15/2039		761,686	714,795
4.375% due 02/15/2038		419,000	402,371
4.375% due 11/15/2039 (l)		677,600	648,803
4.500% due 05/15/2038		585,800	573,810
4.500% due 08/15/2039		1,033,521	1,010,429
5.250% due 02/15/2029		163	177
5.375% due 02/15/2031		257,600	284,729
U.S. Treasury Notes
0.750% due 11/30/2011 (k)		7,600,618	7,553,418
1.000% due 07/31/2011 (l)		5,153,485	5,162,947
1.000% due 08/31/2011		1,536,553	1,537,814
1.000% due 09/30/2011		4,318,148	4,318,321
1.000% due 10/31/2011 (l)		5,259,343	5,256,256
1.125% due 12/15/2012		445	438
1.375% due 10/15/2012		500,233	497,576
1.375% due 11/15/2012		1,242,000	1,233,462
2.125% due 11/30/2014		718	701
2.375% due 09/30/2014 (j)		1,979,501	1,963,414
2.625% due 12/31/2014		2,700,000	2,693,042
2.750% due 11/30/2016		2,547,771	2,453,623
3.250% due 12/31/2016		700,000	694,313
3.375% due 11/15/2019		753	724
3.625% due 08/15/2019		12	12

Total U.S. Treasury Obligations (Cost $38,075,596)			37,644,831

MORTGAGE-BACKED SECURITIES 3.5%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		56	55
Adjustable Rate Mortgage Trust
5.364% due 11/25/2035		1,547	1,047
5.401% due 01/25/2036		2,601	2,163
American Home Mortgage Assets
0.421% due 05/25/2046		49,026	25,585
0.421% due 09/25/2046		19,854	9,611
0.441% due 10/25/2046		30,885	15,715
1.244% due 02/25/2047		21,350	9,976
1.464% due 11/25/2046		103,041	48,420
American Home Mortgage Investment Trust
2.231% due 02/25/2045		67,998	51,285
2.698% due 10/25/2034		1,296	969
4.985% due 09/25/2035		600	418
5.660% due 09/25/2045		8,121	6,413
Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036		2,739	2,771
4.342% due 03/11/2041		779	784
4.772% due 07/11/2043		39,093	39,781
4.811% due 12/10/2042		10	10
5.381% due 01/15/2049		517	527
5.398% due 06/10/2039		460	464
5.414% due 09/10/2047		15,000	14,118
5.421% due 04/10/2049		136	140
5.451% due 01/15/2049		575	508
5.492% due 02/10/2051		35,000	29,613
5.611% due 05/10/2045		121	123
5.658% due 06/10/2049		14,050	11,779
5.689% due 04/10/2049		5,349	4,623
5.738% due 05/10/2045		29,000	28,552
5.744% due 02/10/2051		600	531
5.889% due 07/10/2044		25,004	22,809
6.166% due 02/10/2051		24,070	21,685
9.073% due 10/11/2037		94	114
Banc of America Funding Corp.
0.523% due 05/20/2035		2,318	1,284
3.127% due 03/20/2035		3,929	3,146
3.267% due 05/25/2035		125,336	117,941
3.483% due 11/20/2034		2,368	1,939
4.531% due 02/20/2036		1,468	1,268
4.968% due 09/20/2034		4,263	4,282
5.250% due 09/20/2034		190	185
5.321% due 11/20/2035		1,895	1,283
5.746% due 03/20/2036		3,546	2,396
5.753% due 10/25/2036		2,386	1,412
5.831% due 03/20/2036		985	629
5.837% due 01/25/2037		1,900	984
5.888% due 04/25/2037		5,600	3,467
5.918% due 10/20/2046		9,158	5,875
6.086% due 01/20/2047		429	304
Banc of America Mortgage Securities, Inc.
0.681% due 12/25/2033		90	90
3.912% due 05/25/2033		599	536
3.983% due 01/25/2035		5,464	4,670
3.994% due 07/25/2033		403	370
4.088% due 07/25/2034		490	435
4.581% due 07/20/2032		1,428	1,262
5.207% due 11/25/2034		6,575	5,740
5.404% due 02/25/2036		5,249	4,026
5.500% due 11/25/2033		73	73
6.500% due 10/25/2031		198	194
6.500% due 09/25/2033		8,913	9,018
BCAP LLC Trust
0.401% due 01/25/2037		104,237	49,806
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		840	753
2.560% due 08/25/2035		498	438
2.940% due 03/25/2035		11,016	9,651
3.131% due 11/25/2034		234	217
3.228% due 11/25/2030		4,946	4,620
3.522% due 08/25/2033		93	91
3.562% due 01/25/2035		504	440
3.708% due 01/25/2034		10	10
3.718% due 11/25/2034		4,647	3,935
3.730% due 09/25/2034		218	194
3.770% due 01/25/2034		2,439	2,163
3.789% due 08/25/2035		11,881	7,962
4.100% due 05/25/2034		132	116
4.147% due 07/25/2034		862	707
4.150% due 11/25/2034		1,401	1,320
4.199% due 04/25/2033		3,622	3,403
4.371% due 02/25/2034		757	641
4.399% due 05/25/2033		1,437	1,380
4.444% due 05/25/2034		39	33
4.456% due 02/25/2033		58	55
4.462% due 10/25/2035		267,888	261,180
4.503% due 08/25/2033		438	415
4.625% due 10/25/2035		3,239	2,762
4.625% due 02/25/2036		497	423
4.631% due 05/25/2034		41	37
4.632% due 01/25/2034		18	15
4.649% due 10/25/2033		75	69
4.974% due 01/25/2035		704	645
4.990% due 04/25/2033		339	301
5.132% due 08/25/2035		91,600	81,674
5.425% due 04/25/2033		10,797	10,220
5.429% due 02/25/2036		6,423	5,293
5.432% due 04/25/2033		388	359
5.436% due 05/25/2047		50,351	35,681
5.632% due 02/25/2033		7,688	7,525
5.727% due 02/25/2036		6,784	4,324
Bear Stearns Alt-A Trust
0.391% due 02/25/2034		6,383	4,293
0.431% due 02/25/2034		91	38
0.451% due 04/25/2035		3,824	1,979
0.451% due 12/25/2046		397	29
3.080% due 12/25/2033		1,516	1,335
3.492% due 10/25/2033		64	59
3.563% due 01/25/2035		6,245	3,774
3.654% due 09/25/2034		348	229
4.157% due 02/25/2034		8,021	6,683
4.721% due 03/25/2035		32	21
5.261% due 08/25/2036		9,100	2,736
5.310% due 05/25/2035		148,022	102,625
5.378% due 09/25/2035		73,533	49,278
5.618% due 11/25/2036		116	67
5.672% due 01/25/2036		30,287	17,831
5.673% due 03/25/2036		3,523	1,720
5.681% due 02/25/2036		2,886	1,563
5.778% due 11/25/2036		896	568
6.250% due 08/25/2036		180	114
Bear Stearns Commercial Mortgage Securities
0.343% due 03/15/2019		491	429
3.970% due 11/11/2035		97	98
4.980% due 02/11/2041		400	408
5.060% due 11/15/2016		1,641	1,663
5.116% due 02/11/2041		900	882
5.201% due 12/11/2038		2,250	2,166
5.331% due 02/11/2044		43,725	37,835
5.455% due 03/11/2039		13,650	13,366
5.468% due 06/11/2041		100	101
5.471% due 01/12/2045		30,150	28,593
5.593% due 06/11/2040		3,976	4,109
5.610% due 11/15/2033		1,770	1,834
5.694% due 09/11/2038		518	532
5.694% due 06/11/2050		47,410	41,625
5.700% due 06/11/2050		57,455	50,277
5.703% due 06/11/2050		1,300	1,249
5.719% due 06/11/2040		65,984	60,156
6.440% due 06/16/2030		192	192
6.480% due 02/15/2035		250	259
7.000% due 05/20/2030		25,722	27,492
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		188	182
Bear Stearns Mortgage Securities, Inc.
3.494% due 06/25/2030		92	89
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		6,210	3,836
5.673% due 12/26/2046		6,506	3,686
Bella Vista Mortgage Trust
0.483% due 05/20/2045		70	38
CC Mortgage Funding Corp.
0.411% due 05/25/2036		4,426	2,429
Chase Mortgage Finance Corp.
5.428% due 03/25/2037		19,320	15,306
6.000% due 09/25/2036		275	189
Chaseflex Trust
5.500% due 06/25/2035		50	46
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033		250	233
5.500% due 04/25/2037		8,027	6,805
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		350	326
5.622% due 12/10/2049		166	171
5.700% due 12/10/2049		872	824
5.725% due 03/15/2049		425	408
6.092% due 12/10/2049		39,502	35,569
Citigroup Mortgage Loan Trust, Inc.
0.301% due 01/25/2037		1,684	1,419
1.031% due 08/25/2035		4,791	3,151
2.510% due 08/25/2035		2,631	2,334
3.438% due 12/25/2035		5,129	2,695
4.098% due 08/25/2035		14,957	12,230
4.248% due 08/25/2035		76,060	67,815
4.641% due 08/25/2035		93,079	74,055
4.700% due 12/25/2035		66,641	59,373
4.900% due 10/25/2035		19,791	16,663
5.022% due 02/25/2034		7,535	6,558
5.671% due 07/25/2046		14,525	9,482
5.978% due 09/25/2037		98,002	68,739
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		50,225	43,699
5.363% due 01/15/2046		300	287
5.617% due 10/15/2048		3,515	3,355
5.886% due 11/15/2044		730	655
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		4,090	3,080
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		432	431
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		170	183
Commercial Mortgage Pass-Through Certificates
0.455% due 02/05/2019		500	459
0.732% due 02/16/2034		16,587	14,503
0.732% due 07/16/2034		1,090	1,007
4.049% due 10/15/2037		63	63
5.306% due 12/10/2046		137,853	117,978
5.816% due 12/10/2049		360	327
Countrywide Alternative Loan Trust
0.313% due 09/20/2046		8	8
0.383% due 05/20/2046		1,352	1,284
0.401% due 01/25/2037		4,100	2,034
0.411% due 05/25/2047		5,875	2,951
0.421% due 09/25/2046		43,289	20,642
0.428% due 12/20/2046		117,615	57,646
0.431% due 05/25/2036		3,437	1,568
0.431% due 06/25/2037		23	11
0.441% due 05/25/2035		389	220
0.441% due 07/25/2046		8,109	4,024
0.443% due 07/20/2046		52,093	22,703
0.481% due 09/25/2046		1,000	88
0.481% due 10/25/2046		575	127
0.491% due 07/25/2046		800	26
0.501% due 05/25/2036		603	95
0.511% due 02/25/2037		5,766	2,981
0.581% due 09/25/2035		3,497	1,829
0.581% due 05/25/2037		442	232
1.544% due 12/25/2035		1,037	555
1.544% due 02/25/2036		1,392	735
1.644% due 08/25/2035		623	302
2.044% due 11/25/2035		3,000	1,459
2.584% due 11/25/2035		39	20
5.000% due 08/25/2019		1,036	970
5.000% due 01/25/2035		75	62
5.250% due 10/25/2033		47	46
5.250% due 06/25/2035		2,685	2,234
5.302% due 10/25/2035		1,467	1,085
5.750% due 03/25/2037		3,000	1,819
5.862% due 11/25/2035		3,487	1,945
5.882% due 02/25/2037		44,554	30,526
6.000% due 10/25/2032		2,163	1,905
6.000% due 10/25/2033		812	795
6.000% due 12/25/2033		36	33
6.000% due 02/25/2034		39	38
6.000% due 01/25/2037		17,495	11,556
6.000% due 02/25/2037		2,361	1,884
6.110% due 08/25/2036		1,253	1,187
6.250% due 12/25/2033		539	540
6.250% due 11/25/2036		2,799	1,808
6.250% due 08/25/2037		8,258	4,143
6.500% due 05/25/2036		9,946	6,192
Countrywide Home Loan Mortgage Pass-Through Trust
0.461% due 05/25/2035		18,610	10,078
0.521% due 04/25/2035		22,537	12,667
0.551% due 03/25/2035		661	372
0.561% due 02/25/2035		1,674	1,052
0.571% due 02/25/2035		22	15
0.571% due 06/25/2035		8,092	7,131
0.571% due 03/25/2036		971	277
0.581% due 02/25/2036		530	105
0.611% due 09/25/2034		43	26
0.631% due 08/25/2018		2,904	2,811
3.389% due 10/19/2032		8	4
3.510% due 11/25/2034		2,822	2,289
3.647% due 04/20/2035		25	24
3.701% due 02/20/2035		2,324	1,907
3.750% due 07/19/2031		27	24
3.942% due 07/25/2034		6,373	6,257
3.971% due 08/25/2034		509	348
4.098% due 11/19/2033		1,885	1,785
5.000% due 11/25/2035		6,813	5,742
5.230% due 01/20/2035		1,667	1,481
5.250% due 02/20/2036		46,587	30,653
5.320% due 10/20/2035		3,657	2,480
5.328% due 02/25/2047		3,063	1,489
5.500% due 11/25/2035		23,570	13,149
5.530% due 04/20/2036		2,988	1,620
5.533% due 02/20/2036		908	583
5.542% due 03/25/2037		2,988	1,691
5.749% due 05/20/2036		5,471	3,032
6.048% due 09/25/2047		9,566	6,678
6.500% due 01/25/2034		532	501
6.500% due 11/25/2034		1,491	1,331
7.500% due 06/25/2035		518	481
Credit Suisse Mortgage Capital Certificates
1.481% due 11/28/2039		173,161	172,514
5.383% due 02/15/2040		4,200	3,401
5.467% due 09/15/2039		37,500	32,209
5.579% due 04/25/2037		2,100	1,005
5.658% due 03/15/2039		14,987	12,979
5.695% due 09/15/2040		24,565	19,663
5.863% due 02/25/2037		5,400	3,479
CS First Boston Mortgage Securities Corp.
0.879% due 03/25/2032		734	624
2.343% due 05/25/2032		73	69
3.292% due 07/25/2033		42	38
3.499% due 06/25/2032		32	28
3.649% due 09/25/2034		933	817
3.686% due 04/25/2034		34,996	30,800
3.692% due 08/25/2033		232	213
4.106% due 12/15/2035		6,997	7,108
4.485% due 11/15/2036		3,049	3,102
4.495% due 05/25/2032		161	149
5.018% due 06/25/2032		15	13
5.435% due 09/15/2034		8,761	9,032
6.000% due 11/25/2035		79	68
6.500% due 04/25/2033		1,905	1,854
7.170% due 05/17/2040		332	338
7.500% due 12/25/2032		4	4
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		4,081	2,294
5.720% due 09/25/2036		3,947	2,471
6.172% due 06/25/2036		4,885	2,397
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		4,100	3,345
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 12/25/2036		2,233	2,217
0.301% due 01/25/2047		73	69
0.321% due 08/25/2037		7,831	7,444
0.331% due 10/25/2036		21	19
0.381% due 02/25/2047		18,017	8,702
5.050% due 09/25/2035		12	11
5.500% due 12/25/2035		4,100	2,921
5.505% due 10/25/2035		7,846	5,395
5.869% due 10/25/2036		3,756	2,069
5.886% due 10/25/2036		3,756	2,071
6.005% due 10/25/2036		3,540	1,950
6.300% due 07/25/2036		4,056	2,048
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (o)		208	182
8.000% due 03/25/2022		11	11
Downey Savings & Loan Association Mortgage Loan Trust
0.413% due 04/19/2048		5,476	1,368
2.675% due 07/19/2044		94	62
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		17	17
First Horizon Alternative Mortgage Securities
0.731% due 06/25/2035		20,200	13,515
5.387% due 09/25/2035		11,122	7,682
6.250% due 08/25/2037		2,570	2,014
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033		30	27
3.148% due 07/25/2033		21	20
5.250% due 03/25/2035		11,536	9,341
5.377% due 08/25/2035		177	153
5.470% due 01/25/2037		244	175
5.500% due 01/25/2035		1,600	1,471
5.518% due 11/25/2034		15,258	14,003
6.439% due 10/25/2036		4,869	3,636
First Nationwide Trust
6.750% due 08/21/2031		833	780
First Republic Mortgage Loan Trust
0.483% due 11/15/2030		73	67
0.533% due 08/15/2032		368	288
0.583% due 11/15/2031		196	166
0.711% due 06/25/2030		1,783	1,623
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		183	191
First Union National Bank-Bank of America Commercial Mortgage Trust
6.136% due 03/15/2033		5,167	5,289
Fund America Investors Corp. II
3.222% due 06/25/2023		207	198
5.788% due 06/25/2023		3	3
GE Capital Commercial Mortgage Corp.
0.428% due 06/10/2048 (b)		3,202	35
4.229% due 12/10/2037		10,092	10,208
6.496% due 01/15/2033		1,902	1,955
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,308
5.713% due 10/15/2038		600	627
6.957% due 09/15/2035		1,899	1,955
7.455% due 08/16/2033		1,158	1,175
GMAC Mortgage Corp. Loan Trust
4.672% due 06/25/2034		92	82
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		265	265
8.950% due 08/20/2017		31	34
Government Lease Trust
4.000% due 05/18/2011		44,915	46,346
6.480% due 05/18/2011		3,739	3,845
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		1,049	948
0.311% due 01/25/2047		1,144	993
0.431% due 10/25/2046		1,000	78
0.431% due 12/25/2046		900	109
0.451% due 06/25/2045		641	333
0.501% due 04/25/2036		725	215
0.501% due 11/25/2045		641	362
0.571% due 10/25/2046		900	33
Greenwich Capital Commercial Funding Corp.
4.022% due 01/05/2036		34	34
4.799% due 08/10/2042		2,600	2,514
5.224% due 04/10/2037		27,908	26,485
5.381% due 03/10/2039		630	639
5.444% due 03/10/2039		85,431	75,674
GS Mortgage Securities Corp. II
0.325% due 03/06/2020		5,046	4,803
0.595% due 05/03/2018		100	100
4.761% due 07/10/2039		225	204
5.479% due 11/10/2039		160	162
5.506% due 04/10/2038		125	127
5.560% due 11/10/2039		28,595	25,103
5.805% due 08/10/2045		208,080	179,190
6.044% due 08/15/2018		5,674	5,853
6.615% due 02/14/2016		1,800	1,904
6.624% due 05/03/2018		56,100	59,547
GSMPS Mortgage Loan Trust
7.500% due 06/25/2043		6,186	5,212
GSR Mortgage Loan Trust
0.581% due 01/25/2034		82	67
2.140% due 03/25/2033		84	80
3.262% due 09/25/2035		49,033	42,756
3.264% due 12/25/2034		2,147	1,605
3.336% due 09/25/2035		82,001	71,198
3.726% due 06/25/2034		61	52
4.092% due 04/25/2036		183	133
4.517% due 04/25/2035		13,139	10,759
4.551% due 11/25/2035		10,281	8,524
4.553% due 09/25/2035		12,900	8,582
5.016% due 05/25/2035		50,087	39,614
5.156% due 01/25/2036		563	433
5.234% due 11/25/2035		175,445	145,801
5.335% due 11/25/2035		3,887	3,008
5.500% due 03/25/2035		150	120
6.000% due 03/25/2032		82	81
6.000% due 03/25/2037		43,060	35,933
6.000% due 05/25/2037		32,325	27,846
6.500% due 09/25/2036		14,471	11,898
GSRPM Mortgage Loan Trust
0.931% due 01/25/2032		1,231	1,082
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		57	56
0.363% due 04/19/2038		30,359	15,851
0.383% due 01/25/2047		7,763	3,782
0.413% due 07/19/2046		49,911	23,864
0.423% due 07/21/2036		8,353	4,283
0.423% due 01/19/2038		9,237	5,092
0.433% due 09/19/2046		11,522	5,897
0.453% due 05/19/2035		418	216
0.473% due 03/19/2036		18,591	10,080
0.573% due 06/20/2035		1,829	1,237
0.583% due 01/19/2035		3,821	2,048
0.603% due 02/19/2034		10	9
1.231% due 11/25/2047		4,931	2,572
3.623% due 06/19/2034		10,704	8,976
3.979% due 05/19/2033		145	132
5.099% due 07/19/2035		1,102	766
5.150% due 07/19/2035		269	204
5.830% due 08/19/2036		7,270	4,493
Homebanc Mortgage Trust
0.411% due 12/25/2036		3,963	2,315
5.797% due 04/25/2037		3,634	2,805
5.858% due 04/25/2037		4,100	2,060
Impac CMB Trust
0.991% due 10/25/2033		10	7
1.231% due 07/25/2033		1,530	1,191
5.542% due 09/25/2034		624	477
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		350	193
0.321% due 11/25/2036		4,660	1,846
Indymac ARM Trust
2.819% due 01/25/2032		604	438
2.907% due 01/25/2032		214	152
2.947% due 08/25/2031		484	442
Indymac IMSC Mortgage Loan Trust
0.411% due 07/25/2047		18,198	8,297
Indymac INDA Mortgage Loan Trust
5.007% due 01/25/2036		30,791	24,917
5.864% due 08/25/2036		4,100	2,540
Indymac INDB Mortgage Loan Trust
0.531% due 11/25/2035		1,458	589
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		34	32
0.421% due 09/25/2046		32,587	16,071
0.431% due 11/25/2046		1,106	198
0.431% due 06/25/2047		16,874	8,586
0.471% due 07/25/2035		5,001	2,812
0.531% due 06/25/2037		2,828	1,075
1.011% due 05/25/2034		33	21
2.965% due 12/25/2034		2,634	1,821
3.176% due 01/25/2036		14,160	8,851
3.599% due 01/25/2035		328	229
5.000% due 08/25/2035		3,665	2,481
5.099% due 09/25/2035		3,696	2,709
5.253% due 01/25/2036		1,892	1,375
5.263% due 09/25/2035		3,469	1,570
5.266% due 06/25/2035		3,088	2,009
5.323% due 10/25/2035		1,742	1,281
5.437% due 04/25/2037		20,152	10,163
5.691% due 06/25/2036		2,900	1,907
5.695% due 04/25/2037		45,017	25,605
Jamaica Housing Development
0.551% due 10/01/2018		5,807	5,607
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		914	807
JPMorgan Chase Commercial Mortgage Securities Corp.
0.029% due 01/12/2043 (b)		12,628	8
4.393% due 07/12/2037		34	35
4.575% due 07/15/2042		6,885	6,894
4.824% due 09/12/2037		16,300	16,373
4.851% due 08/15/2042		42	43
5.050% due 12/12/2034		10,000	10,311
5.273% due 02/12/2051		25	26
5.336% due 05/15/2047		198,231	172,374
5.399% due 05/15/2045		450	419
5.420% due 01/15/2049		67,859	57,407
5.429% due 12/12/2043		500	473
5.440% due 06/12/2047		55,115	48,142
5.729% due 02/12/2049		4,250	4,118
5.746% due 02/12/2049		51,543	45,225
5.794% due 02/12/2051		530	464
5.818% due 06/15/2049		58,845	51,899
5.857% due 10/12/2035		2,020	2,104
5.875% due 04/15/2045		43,350	41,860
5.882% due 02/15/2051		53,040	46,062
6.244% due 04/15/2035		8	8
JPMorgan Commercial Mortgage Finance Corp.
7.371% due 08/15/2032		214	214
JPMorgan Mortgage Trust
3.597% due 02/25/2036		8,410	7,647
3.965% due 07/25/2035		3,117	2,818
4.379% due 11/25/2033		90	85
4.794% due 02/25/2034		4,262	4,076
4.860% due 04/25/2035		1,663	1,548
4.977% due 10/25/2035		34,973	28,066
5.004% due 07/25/2035		37,494	34,052
5.022% due 02/25/2035		3,138	2,886
5.121% due 10/25/2035		3,723	2,228
5.324% due 02/25/2036		143	131
5.363% due 08/25/2035		3,700	2,955
5.399% due 11/25/2035		2,835	2,470
5.500% due 10/25/2035		2,388	1,867
5.673% due 04/25/2036		46,481	39,993
5.750% due 01/25/2036		19,170	15,991
5.774% due 04/25/2037		109	93
6.500% due 07/25/2036		16,815	13,485
LB Commercial Conduit Mortgage Trust
5.950% due 07/15/2044		22,100	18,324
LB Mortgage Trust
8.439% due 01/20/2017		10,179	10,133
LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030		53	54
4.563% due 09/15/2026		8,310	8,534
4.568% due 01/15/2031		390	382
5.372% due 09/15/2039		20,900	19,962
5.424% due 02/15/2040		21,400	17,775
5.430% due 02/15/2040		52,549	45,515
5.661% due 03/15/2039		16,790	15,589
5.866% due 09/15/2045		23,730	20,886
5.882% due 06/15/2038		2,516	2,387
6.133% due 12/15/2030		1,150	1,209
6.365% due 12/15/2028		694	725
6.510% due 12/15/2026		1,429	1,465
6.653% due 11/15/2027		35	36
7.370% due 08/15/2026		178	181
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		768	715
Luminent Mortgage Trust
0.401% due 12/25/2036		25,536	11,855
0.411% due 12/25/2036		11,588	5,501
0.431% due 10/25/2046		8,385	4,520
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046		14,986	6,805
0.471% due 05/25/2037		3,293	1,437
0.531% due 05/25/2047		1,000	143
3.034% due 10/25/2032		2,755	2,685
3.096% due 11/21/2034		11,700	9,512
3.186% due 05/25/2034		239	207
3.615% due 12/25/2033		703	629
MASTR Alternative Loans Trust
0.631% due 11/25/2033		905	775
0.631% due 03/25/2036		14,621	7,064
MASTR Asset Securitization Trust
5.500% due 09/25/2033		3,405	3,464
5.750% due 05/25/2036		24,375	19,490
MASTR Seasoned Securities Trust
6.217% due 09/25/2017		14,802	14,616
6.500% due 08/25/2032		30,286	30,679
Mellon Residential Funding Corp.
0.583% due 11/15/2031		15,250	14,399
0.673% due 12/15/2030		3,531	3,182
0.719% due 06/15/2030		5,269	4,437
1.113% due 11/15/2031		257	175
2.609% due 10/20/2029		9,575	9,054
Merrill Lynch Alternative Note Asset
0.531% due 03/25/2037		5,686	2,351
5.500% due 06/25/2037		4,099	2,032
Merrill Lynch Countrywide Commercial Mortgage Trust
0.000% due 07/09/2021		8,700	7,398
5.172% due 12/12/2049		10,415	9,229
5.378% due 08/12/2048		4,000	3,147
5.485% due 03/12/2051		31,860	25,998
5.700% due 09/12/2049		56,900	48,428
5.749% due 06/12/2050		29,150	24,510
5.957% due 08/12/2049		16,000	13,850
Merrill Lynch Floating Trust
0.303% due 06/15/2022		997	901
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		72	49
0.481% due 08/25/2036		1,838	1,159
2.067% due 12/25/2032		414	384
3.123% due 08/25/2034		4,264	3,960
3.402% due 05/25/2033		1,395	1,293
3.633% due 02/25/2033		68	61
3.789% due 02/25/2034		36	35
4.258% due 02/25/2035		4,589	3,990
4.875% due 06/25/2035		15,870	13,278
5.012% due 05/25/2033		22	21
6.720% due 11/15/2026		17	18
Merrill Lynch Mortgage Trust
0.150% due 11/12/2035 (b)		2,608	5
Merrill Lynch Mortgage-Backed Securities Trust
5.781% due 04/25/2037		20,047	13,984
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		2,558	1,812
0.561% due 06/25/2028		3,565	3,014
0.561% due 11/25/2029		942	733
1.231% due 10/25/2035		2,027	1,662
2.173% due 01/25/2029		735	683
4.250% due 10/25/2035		120,530	104,701
4.434% due 04/25/2035		1,530	1,302
Morgan Stanley Capital I
0.294% due 10/15/2020		51,362	45,436
5.332% due 12/15/2043		41,870	38,936
5.364% due 03/15/2044		2,500	2,158
5.385% due 03/12/2044		700	676
5.447% due 02/12/2044		530	466
5.569% due 12/15/2044		26,700	21,900
5.692% due 04/15/2049		58,600	49,525
5.809% due 12/12/2049		92,133	78,735
5.880% due 06/11/2049		26,695	23,862
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036		26,500	26,968
5.500% due 04/25/2017		23	23
5.720% due 12/18/2032		1,130	1,153
6.660% due 02/15/2033		5,923	6,099
Morgan Stanley Mortgage Loan Trust
0.541% due 01/25/2035		29	19
5.355% due 06/25/2036		5,653	5,199
5.701% due 02/25/2047		4,100	2,015
6.321% due 06/25/2036		36,656	19,360
Morgan Stanley Re-REMIC Trust
5.805% due 08/12/2045		52,000	47,267
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		316	192
5.514% due 02/25/2036		1,649	813
5.820% due 03/25/2047		3,300	2,605
6.138% due 03/25/2047		3,000	2,395
7.000% due 02/19/2030		2,408	2,318
Ocwen Residential MBS Corp.
7.000% due 10/25/2040		242	27
Opteum Mortgage Acceptance Corp.
0.491% due 07/25/2035		2,728	2,154
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		27	30
Paine Webber CMO Trust
8.625% due 09/01/2018		3	3
1359.500% due 08/01/2019 (b)		0	3
Prime Mortgage Trust
0.631% due 02/25/2019		1,526	1,446
0.631% due 02/25/2034		10,059	9,132
5.000% due 02/25/2019		63	63
Provident Funding Mortgage Loan Trust
2.971% due 04/25/2034		9,698	9,195
3.333% due 10/25/2035		9,508	7,695
Prudential Mortgage Capital Co. II LLC
7.306% due 10/06/2015		8,000	8,224
Prudential Securities Secured Financing Corp.
7.506% due 06/16/2031		1,200	1,205
Prudential-Bache CMO Trust
8.400% due 03/20/2021		152	155
RBSCF Trust
5.223% due 08/16/2048		41,077	36,862
5.331% due 02/16/2044		21,173	19,269
5.336% due 05/16/2047		29,124	26,203
Regal Trust IV
2.912% due 09/29/2031		1,010	850
Resecuritization Mortgage Trust
0.481% due 04/26/2021		1	1
Residential Accredit Loans, Inc.
0.411% due 06/25/2046		156,073	60,824
0.481% due 08/25/2037		13,233	6,160
0.536% due 09/25/2046		500	97
0.561% due 03/25/2037		3,451	1,328
0.881% due 07/25/2033		283	249
4.127% due 08/25/2035		2,337	1,302
5.660% due 09/25/2035		2,798	1,800
5.714% due 02/25/2036		2,969	1,569
6.000% due 06/25/2036		207	105
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		2,025	2,021
8.500% due 10/25/2031		639	607
Residential Asset Securitization Trust
0.631% due 01/25/2046		32,624	15,166
0.681% due 12/25/2036		1,097	529
5.500% due 07/25/2035		3,089	2,266
5.750% due 02/25/2036		2,459	1,601
6.250% due 10/25/2036		1,700	940
Residential Funding Mortgage Securities I
0.631% due 07/25/2018		386	313
5.201% due 09/25/2035		309	218
5.250% due 03/25/2034		309	305
5.500% due 12/25/2034		1,600	1,151
6.000% due 06/25/2036		5,930	4,448
6.500% due 03/25/2032		708	710
Salomon Brothers Mortgage Securities VII, Inc.
0.731% due 05/25/2032		159	145
3.534% due 12/25/2030		126	116
4.865% due 03/18/2036		80	82
5.045% due 03/18/2036		40	39
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		184	202
Sears Mortgage Securities
12.000% due 02/25/2014		44	44
Securitized Asset Sales, Inc.
3.848% due 11/26/2023		114	107
Sequoia Mortgage Trust
0.433% due 07/20/2036		136	100
0.563% due 06/20/2033		56	46
0.583% due 10/19/2026		313	234
0.583% due 07/20/2033		660	476
0.613% due 10/20/2027		450	370
3.068% due 04/20/2035		31,321	27,986
3.397% due 01/20/2047		7,389	5,484
Sovereign Commercial Mortgage Securities Trust
5.787% due 07/22/2030		1,200	1,189
Structured Adjustable Rate Mortgage Loan Trust
0.451% due 05/25/2037		407	231
0.471% due 06/25/2035		1,533	1,103
1.881% due 01/25/2035		248	117
3.234% due 07/25/2034		513	411
3.258% due 03/25/2034		1,868	1,590
3.394% due 08/25/2034		696	608
3.586% due 02/25/2034		2,203	1,853
4.289% due 01/25/2035		201	160
5.190% due 12/25/2034		309	260
5.210% due 09/25/2034		2,216	1,938
5.243% due 05/25/2036		4,100	2,606
5.245% due 08/25/2035		47	33
5.380% due 11/25/2035		1,895	1,246
5.397% due 09/25/2036		4,100	2,038
5.450% due 01/25/2036		8,873	7,390
5.484% due 06/25/2035		5,393	3,388
5.950% due 02/25/2036		3,176	1,928
6.000% due 03/25/2036		3,129	2,058
6.000% due 10/25/2037		2,607	1,321
Structured Asset Mortgage Investments, Inc.
0.301% due 08/25/2036		813	804
0.331% due 09/25/2047		986	932
0.361% due 03/25/2037		2,255	1,041
0.401% due 03/25/2037		45	12
0.421% due 06/25/2036		1,878	978
0.421% due 07/25/2046		53,861	25,845
0.441% due 04/25/2036		174	100
0.441% due 08/25/2036		5,119	2,482
0.441% due 05/25/2046		228	108
0.451% due 05/25/2036		69	34
0.451% due 05/25/2046		18,210	8,752
0.451% due 09/25/2047		300	93
0.461% due 05/25/2045		197	116
0.483% due 07/19/2035		662	488
0.491% due 05/25/2046		599	169
0.523% due 07/19/2034		39	32
0.531% due 08/25/2036		1,100	181
0.541% due 12/25/2035		9,056	4,886
0.583% due 03/19/2034		16	14
0.893% due 09/19/2032		9,905	8,290
0.893% due 10/19/2034		1,106	883
1.073% due 10/19/2033		1,122	921
4.207% due 05/25/2022		1,514	1,377
5.318% due 04/30/2030		1	1
5.450% due 08/25/2036		24,164	11,480
Structured Asset Securities Corp.
0.281% due 05/25/2036		407	388
2.607% due 01/25/2032		2,183	2,002
2.903% due 07/25/2032		924	708
2.920% due 02/25/2032		1,704	1,557
3.046% due 01/25/2034		1,467	1,120
3.123% due 05/25/2032		282	247
3.716% due 10/25/2035		739	608
5.250% due 12/25/2034		7,283	6,635
5.358% due 03/25/2033		6,873	6,684
8.399% due 04/15/2027		60	55
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024		37	37
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036		23	23
0.341% due 01/25/2037		2,491	2,196
5.630% due 01/25/2037		1,600	793
5.970% due 09/25/2036		5,874	3,116
6.014% due 07/25/2037		3,300	1,363
6.080% due 09/25/2036		109	110
6.500% due 07/25/2036		13,291	8,273
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		476	458
0.351% due 10/25/2046		20,957	20,559
0.366% due 06/25/2037		1,895	1,853
3.961% due 10/25/2043		1,422	1,317
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	3,917
6.800% due 01/25/2028		229	229
Wachovia Bank Commercial Mortgage Trust
0.313% due 06/15/2020		1,199	1,004
0.323% due 09/15/2021		6,108	5,212
0.408% due 06/15/2049		184,300	100,637
5.090% due 07/15/2042		90	91
5.215% due 01/15/2041		450	443
5.308% due 11/15/2048		41,805	39,308
5.342% due 12/15/2043		194,250	150,884
5.416% due 01/15/2045		16,615	15,904
5.509% due 04/15/2047		58,608	47,181
5.678% due 05/15/2046		60	53
5.705% due 05/15/2043		50	50
5.740% due 05/15/2043		655	647
5.740% due 06/15/2049		365	348
Wachovia Mortgage Loan Trust LLC
5.460% due 10/20/2035		1,945	1,633
6.022% due 03/20/2037		15,420	12,717
WaMu Mortgage Pass-Through Certificates
0.451% due 07/25/2046		651	180
0.461% due 04/25/2045		589	434
0.491% due 11/25/2045		5,338	3,830
0.501% due 12/25/2045		60	41
0.521% due 10/25/2045		38,096	27,346
0.541% due 01/25/2045		854	651
0.551% due 01/25/2045		725	507
0.611% due 11/25/2045		3,387	2,977
0.620% due 11/25/2034		1,475	891
0.641% due 11/25/2045		800	250
0.641% due 12/25/2045		800	288
0.740% due 11/25/2034		1,521	627
0.771% due 12/25/2027		4,479	3,370
0.871% due 12/25/2027		22,359	16,887
1.284% due 01/25/2047		24,758	13,760
1.304% due 04/25/2047		34,468	18,780
1.332% due 02/25/2047		58,377	31,664
1.332% due 03/25/2047		51,414	27,922
1.354% due 07/25/2047		1,284	654
1.364% due 12/25/2046		22,120	12,411
1.524% due 06/25/2046		43,601	28,352
1.544% due 02/25/2046		136	77
1.544% due 08/25/2046		461	255
1.744% due 11/25/2042		220	145
1.903% due 05/25/2041		30	27
1.944% due 06/25/2042		1,703	1,233
1.944% due 08/25/2042		209	154
2.044% due 11/25/2046		3,270	2,160
2.509% due 02/27/2034		1,163	942
2.759% due 05/25/2046		2,964	1,241
2.759% due 10/25/2046		31,500	18,824
2.772% due 09/25/2046		64	36
2.772% due 12/25/2046		6,254	3,395
2.882% due 09/25/2033		498	494
2.911% due 06/25/2033		11,138	10,610
2.954% due 08/25/2034		151	145
3.640% due 03/25/2033		61	56
3.668% due 03/25/2034		594	540
4.671% due 05/25/2035		536	470
4.821% due 09/25/2035		575	450
4.825% due 10/25/2035		79	75
5.087% due 12/25/2035		9,315	7,052
5.280% due 01/25/2037		15,680	11,530
5.282% due 03/25/2037		23,116	18,183
5.387% due 02/25/2037		58,273	41,291
5.458% due 04/25/2037		10,963	7,528
5.563% due 12/25/2036		9,960	7,086
5.565% due 12/25/2036		33,898	22,687
5.635% due 05/25/2037		25,451	16,607
5.673% due 02/25/2037		29,668	18,916
5.801% due 03/25/2037		13,574	11,413
5.834% due 02/25/2037		39,197	27,080
5.920% due 09/25/2036		16,843	12,799
6.000% due 07/25/2034		1,156	1,012
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.314% due 04/25/2047		1,054	262
1.514% due 05/25/2046		11,145	5,484
6.268% due 07/25/2036		2,349	1,081
Washington Mutual MSC Mortgage Pass-Through Certificates
3.056% due 02/25/2031		63	51
3.129% due 06/25/2033		9,961	8,914
3.541% due 05/25/2033		334	235
3.605% due 01/25/2035		1,166	964
4.414% due 02/25/2033		73	58
6.500% due 06/25/2032		12	12
Wells Fargo Mortgage-Backed Securities Trust
0.731% due 07/25/2037		8,173	4,947
3.104% due 09/25/2034		24,244	22,441
3.108% due 12/25/2034		3,648	3,332
3.147% due 03/25/2036		6,154	4,198
3.212% due 04/25/2036		123	105
3.418% due 07/25/2035		49,701	39,683
3.560% due 10/25/2035		835	780
3.685% due 05/25/2035		10,095	9,081
4.500% due 11/25/2018		86	86
4.578% due 12/25/2033		775	772
4.598% due 01/25/2034		6,456	6,105
4.607% due 06/25/2035		6,640	6,343
4.686% due 12/25/2033		1,251	1,225
4.721% due 07/25/2034		181	175
4.950% due 03/25/2036		210,621	174,411
4.957% due 01/25/2035		223	204
5.010% due 03/25/2036		15,237	12,287
5.112% due 03/25/2036		38,817	34,655
5.500% due 03/25/2036		7,537	6,338
5.778% due 04/25/2036		1,730	529

Total Mortgage-Backed Securities (Cost $7,869,305)			7,121,867

ASSET-BACKED SECURITIES 1.3%
Access Group, Inc.
1.582% due 10/27/2025		10,436	10,742
Accredited Mortgage Loan Trust
0.281% due 02/25/2037		2,772	2,683
ACE Securities Corp.
0.281% due 12/25/2036		121	100
0.291% due 10/25/2036		59	36
AFC Home Equity Loan Trust
0.941% due 12/22/2027		12	7
American Express Credit Account Master Trust
0.233% due 01/15/2013		1,210	1,208
AmeriCredit Automobile Receivables Trust
3.430% due 07/06/2011		15	16
Ameriquest Mortgage Securities, Inc.
0.461% due 11/25/2035		423	371
0.661% due 10/25/2033		47	45
Amortizing Residential Collateral Trust
0.501% due 06/25/2032		246	191
0.521% due 07/25/2032		66	60
0.931% due 10/25/2031		145	101
Argent Securities, Inc.
0.431% due 10/25/2035		3,655	3,287
Asset-Backed Funding Certificates
0.291% due 11/25/2036		68	68
0.291% due 01/25/2037		146	140
0.581% due 06/25/2034		1,681	1,196
0.661% due 12/25/2030		2,660	1,884
Asset-Backed Securities Corp. Home Equity
0.311% due 05/25/2037		5,163	3,738
0.506% due 09/25/2034		130	109
BA Credit Card Trust
0.243% due 02/15/2013		100	99
0.263% due 11/15/2013		19,860	19,621
0.933% due 12/15/2014		150	149
Bank of America Auto Trust
1.700% due 12/15/2011		167,550	168,431
Bank One Issuance Trust
0.483% due 05/16/2016		500	492
Bay View Auto Trust
5.010% due 06/25/2014		8	8
Bear Stearns Asset-Backed Securities Trust
0.271% due 02/25/2037		3,576	3,394
0.281% due 11/25/2036		1,053	985
0.291% due 01/25/2037		742	670
0.301% due 12/25/2036		6,045	5,461
0.316% due 10/25/2036		114	104
0.321% due 06/25/2047		36	32
0.341% due 11/25/2036		1,287	851
0.381% due 01/25/2037		18,028	13,675
0.421% due 01/25/2047		325	286
0.631% due 10/27/2032		2,109	1,397
0.681% due 03/25/2043		36	35
0.731% due 11/25/2042		716	624
0.871% due 12/25/2034		9	6
0.891% due 10/25/2032		5,716	4,946
1.231% due 10/25/2037		668	423
4.238% due 06/25/2043		2,133	1,893
4.434% due 07/25/2036		373	247
4.463% due 10/25/2036		377	260
BNC Mortgage Loan Trust
0.331% due 05/25/2037		1,170	974
Brazos Student Finance Corp.
0.990% due 06/01/2023		281	281
Capital Auto Receivables Asset Trust
1.193% due 12/15/2010		26,087	26,095
1.683% due 10/15/2012		42,200	42,524
Carrington Mortgage Loan Trust
0.281% due 10/25/2036		481	470
0.281% due 01/25/2037		235	223
0.331% due 06/25/2037		1,782	1,542
0.551% due 10/25/2035		1,919	1,766
Cendant Mortgage Corp.
5.984% due 07/25/2043		419	420
Chase Funding Mortgage Loan Asset-Backed Certificates
0.731% due 03/25/2032		1	1
0.871% due 08/25/2032		1,384	1,142
0.971% due 10/25/2032		82	58
4.499% due 11/25/2034		43	43
Chase Issuance Trust
0.233% due 04/16/2012		800	800
0.273% due 10/15/2012		600	599
0.273% due 04/15/2013		30,000	29,877
4.230% due 01/15/2013		190	193
4.550% due 03/15/2013		10	10
5.120% due 10/15/2014		100	108
CIT Group Home Equity Loan Trust
0.501% due 06/25/2033		6	4
Citibank Credit Card Issuance Trust
0.241% due 03/22/2012		589	589
4.850% due 04/22/2015		125	134
Citigroup Mortgage Loan Trust, Inc.
0.271% due 12/25/2036		65	54
0.291% due 05/25/2037		10,335	9,119
0.291% due 07/25/2045		9,571	6,918
0.301% due 12/25/2036		213	210
0.301% due 05/25/2037 (o)		17,507	11,849
0.331% due 10/25/2036		2,761	2,630
5.764% due 01/25/2037		2,600	1,345
Community Program Loan Trust
4.500% due 10/01/2018		4,129	4,145
4.500% due 04/01/2029		26,000	23,320
Conseco Finance
0.683% due 05/15/2032		145	126
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		216	213
Conseco Financial Corp.
6.240% due 12/01/2028		111	102
6.870% due 04/01/2030		747	696
7.140% due 01/15/2029		69	70
9.100% due 04/15/2025		72	72
Countrywide Asset-Backed Certificates
0.281% due 03/25/2037		1,707	1,698
0.281% due 05/25/2037		6,370	6,235
0.281% due 07/25/2037		1,576	1,483
0.281% due 08/25/2037		27,316	26,198
0.281% due 03/25/2047		149	149
0.281% due 05/25/2047		250	242
0.281% due 06/25/2047		2,973	2,846
0.301% due 06/25/2047		309	291
0.311% due 06/25/2037		8,204	7,887
0.311% due 10/25/2047		872	794
0.321% due 06/25/2037		805	749
0.341% due 10/25/2046		1,240	1,205
0.391% due 02/25/2036		1,426	1,371
0.411% due 09/25/2036		7,299	5,693
0.571% due 12/25/2036		109	43
0.711% due 12/25/2031		3	1
0.971% due 05/25/2032		15	11
Credit-Based Asset Servicing & Securitization LLC
0.291% due 11/25/2036		1,047	747
0.301% due 01/25/2037		61	29
0.351% due 07/25/2037		1,703	1,163
1.331% due 04/25/2032		459	272
4.831% due 08/25/2035		174	169
6.280% due 05/25/2035		2,200	1,671
CS First Boston Mortgage Securities Corp.
0.851% due 01/25/2032		653	502
0.931% due 07/25/2032		52	34
0.971% due 08/25/2032		1,556	858
Daimler Chrysler Auto Trust
1.165% due 07/08/2011		24	24
1.715% due 09/10/2012		6,140	6,158
4.980% due 02/08/2011		3	3
5.000% due 02/08/2012		50	51
Delta Funding Home Equity Loan Trust
1.053% due 09/15/2029		210	114
Denver Arena Trust
6.940% due 11/15/2019		2,840	2,514
Discover Card Master Trust I
0.608% due 10/16/2013		400	399
Equity One Asset-Backed Securities, Inc.
0.791% due 11/25/2032		150	109
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025		1	1
Fifth Third Auto Trust
4.810% due 01/15/2013		135	140
First Alliance Mortgage Loan Trust
0.993% due 03/20/2031		645	509
First Franklin Mortgage Loan Asset-Backed Certificates
0.271% due 01/25/2038		301	292
0.281% due 10/25/2036		3,605	3,462
0.281% due 11/25/2036		2,240	2,184
0.281% due 03/25/2037		1,820	1,647
0.301% due 12/25/2036		3,230	3,037
0.301% due 12/25/2037		230	225
0.321% due 07/25/2036		15,942	15,218
0.601% due 12/25/2034		554	495
First NLC Trust
0.301% due 08/25/2037		2,732	1,835
FMAC Loan Receivables Trust
6.500% due 09/15/2020 (a)		15	9
7.900% due 04/15/2019		16	12
Ford Credit Auto Lease Trust
2.600% due 05/15/2011		160	161
Ford Credit Auto Owner Trust
1.133% due 01/15/2011		404	404
1.653% due 06/15/2012		70	70
2.000% due 12/15/2011		70,000	70,413
4.950% due 03/15/2013		25	26
5.150% due 11/15/2011		71	72
Franklin Auto Trust
1.813% due 06/20/2012		28,900	29,087
Fremont Home Loan Trust
0.281% due 10/25/2036		2,663	2,364
0.291% due 01/25/2037		541	379
0.341% due 02/25/2036		317	310
GE-WMC Mortgage Securities LLC
0.271% due 08/25/2036		15	5
Greenpoint Manufactured Housing
7.270% due 06/15/2029		505	368
GSAA Trust
0.531% due 03/25/2037		6,200	2,886
0.531% due 05/25/2047		1,000	541
GSAMP Trust
0.271% due 10/25/2046		39	38
0.301% due 12/25/2036		1,091	690
0.321% due 11/25/2035		728	82
1.081% due 02/25/2047		128,069	96,602
HFC Home Equity Loan Asset-Backed Certificates
0.383% due 03/20/2036		9,126	8,040
0.503% due 01/20/2035		919	844
0.523% due 01/20/2034		13,785	11,681
0.583% due 09/20/2033		683	610
Home Equity Asset Trust
0.291% due 05/25/2037		9,454	8,894
0.831% due 11/25/2032		154	66
Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		225	226
HSBC Asset Loan Obligation
0.291% due 12/25/2036		1,225	1,012
HSI Asset Securitization Corp. Trust
0.281% due 10/25/2036		2,482	1,607
0.281% due 12/25/2036		18,140	13,181
0.291% due 05/25/2037		117	110
IMC Home Equity Loan Trust
4.935% due 07/25/2026		68	68
7.310% due 11/20/2028		30	28
7.500% due 04/25/2026		29	29
7.520% due 08/20/2028		27	26
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037		113	112
0.311% due 07/25/2037		450	436
JPMorgan Mortgage Acquisition Corp.
0.281% due 07/25/2036		1,757	1,715
0.281% due 08/25/2036		7	7
0.281% due 10/25/2036		3,595	3,317
0.281% due 05/25/2037		1,738	1,591
0.291% due 03/25/2047		3,978	2,882
0.311% due 08/25/2036		546	353
0.311% due 03/25/2037		100	93
0.321% due 10/25/2036		253	233
LA Arena Funding LLC
7.656% due 12/15/2026		227	215
Lehman ABS Mortgage Loan Trust
0.321% due 06/25/2037		8,100	4,230
Lehman XS Trust
0.311% due 11/25/2046		89	88
Long Beach Mortgage Loan Trust
0.271% due 11/25/2036		34	34
0.411% due 08/25/2035		23	23
0.511% due 10/25/2034		4,946	3,825
Massachusetts Educational Financing Authority
1.232% due 04/25/2038		4,004	4,027
MASTR Asset-Backed Securities Trust
0.281% due 01/25/2037		179	58
0.291% due 11/25/2036		513	509
0.311% due 05/25/2037		110	99
0.531% due 05/25/2037		42,831	32,614
MBNA Credit Card Master Note Trust
0.273% due 11/15/2012		200	199
4.100% due 10/15/2012		70	71
Merrill Lynch First Franklin Mortgage Loan Trust
0.291% due 07/25/2037		3,353	3,185
Merrill Lynch Mortgage Investors, Inc.
0.301% due 07/25/2037		3,963	3,800
0.351% due 02/25/2037		3,283	1,937
Mesa Trust Asset-Backed Certificates
0.631% due 12/25/2031		1,720	1,501
Mid-State Trust
6.340% due 10/15/2036		19,624	17,420
7.340% due 07/01/2035		1,156	1,140
7.791% due 03/15/2038		3,209	2,793
8.330% due 04/01/2030		14,755	14,885
Morgan Stanley ABS Capital I
0.271% due 10/25/2036		54	52
0.281% due 07/25/2036		489	249
0.281% due 09/25/2036		1,261	1,248
0.281% due 10/25/2036		26	26
0.281% due 11/25/2036		950	925
0.291% due 05/25/2037		891	710
0.331% due 09/25/2036		200	163
0.331% due 11/25/2036		5,000	3,499
1.031% due 07/25/2037		18,377	16,576
Morgan Stanley Home Equity Loan Trust
0.281% due 12/25/2036		7,806	7,586
Morgan Stanley IXIS Real Estate Capital Trust
0.281% due 11/25/2036		70	69
0.341% due 11/25/2036		200	90
Morgan Stanley Mortgage Loan Trust
0.301% due 01/25/2047		85	72
0.461% due 02/25/2037		1,594	618
0.591% due 04/25/2037		7,317	2,826
5.726% due 10/25/2036		2,762	1,498
5.750% due 11/25/2036		3,005	1,377
5.750% due 04/25/2037		2,395	1,829
6.000% due 07/25/2047		2,593	1,927
Mountain Capital CLO Ltd.
0.688% due 02/15/2016		104,458	99,143
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		2,630	2,768
Nationstar Home Equity Loan Trust
0.291% due 03/25/2037		3,881	3,784
0.351% due 04/25/2037		991	920
Nelnet Student Loan Trust
0.812% due 04/27/2015		146	146
0.982% due 07/25/2018		10,000	10,063
1.212% due 10/25/2019		5,000	5,034
New Century Home Equity Loan Trust
0.491% due 06/25/2035		810	636
0.501% due 09/25/2035		18,906	17,634
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014		50	52
Nomura Asset Acceptance Corp.
0.371% due 01/25/2036		56	54
Option One Mortgage Loan Trust
0.281% due 01/25/2037		43	42
0.291% due 07/25/2037		65	62
0.321% due 04/25/2037		2,170	2,098
Park Place Securities, Inc.
0.491% due 09/25/2035		247	203
0.543% due 10/25/2034		235	192
Popular ABS Mortgage Pass-Through Trust
0.321% due 01/25/2037		309	293
0.321% due 06/25/2047		21,652	19,446
Renaissance Home Equity Loan Trust
0.591% due 11/25/2034		109	86
0.731% due 12/25/2033		404	332
0.931% due 08/25/2032		104	51
5.565% due 02/25/2036		19	17
Residential Asset Mortgage Products, Inc.
0.331% due 08/25/2046		224	221
0.631% due 06/25/2047		1,700	615
5.072% due 04/25/2034		4,590	3,798
Residential Asset Securities Corp.
0.301% due 02/25/2037		20	19
0.731% due 07/25/2032		6	3
Residential Mortgage Loan Trust
1.750% due 09/25/2029		13	12
SACO I, Inc.
0.291% due 05/25/2036		4,284	2,655
0.441% due 03/25/2036		287	43
0.481% due 12/25/2035		205	47
Salomon Brothers Mortgage Securities VII, Inc.
0.791% due 09/25/2028		1,303	980
0.831% due 03/25/2032		351	338
Saxon Asset Securities Trust
0.751% due 08/25/2032		221	190
SBI HELOC Trust
0.401% due 08/25/2036		276	250
Securitized Asset-Backed Receivables LLC Trust
0.271% due 01/25/2037		86	79
0.291% due 12/25/2036		462	221
0.361% due 05/25/2037		2,285	1,600
Security National Mortgage Loan Trust
0.521% due 10/25/2036		4,696	4,604
SLC Student Loan Trust
1.154% due 06/15/2021		4,300	4,301
SLM Student Loan Trust
0.262% due 04/25/2014		358	358
0.272% due 07/25/2017		40	40
0.282% due 04/25/2017		682	681
0.282% due 07/25/2017		4,800	4,754
0.372% due 10/25/2022		2,700	2,669
0.392% due 04/25/2017		1,086	1,075
0.432% due 01/25/2017		192	192
0.612% due 01/25/2022		12,000	11,715
0.682% due 10/27/2014		537	536
0.782% due 10/27/2014		34	34
0.782% due 10/25/2017		32,500	32,522
0.832% due 10/25/2017		150	150
0.932% due 04/25/2019		700	700
1.032% due 01/25/2019		40,000	39,806
1.182% due 07/25/2023		700	717
1.382% due 10/25/2016		2,000	2,032
1.382% due 07/25/2023		5,000	5,049
1.454% due 12/15/2033		30,800	31,451
1.582% due 01/25/2018		1,490	1,534
1.782% due 04/25/2023		1,223,469	1,273,351
1.982% due 07/25/2023		2,100	2,199
Soundview Home Equity Loan Trust
0.291% due 11/25/2036		2,202	1,182
0.311% due 06/25/2037		37	30
South Carolina Student Loan Corp.
0.756% due 09/02/2014		435	435
0.806% due 03/01/2018		2,900	2,909
1.006% due 03/02/2020		700	700
1.256% due 09/03/2024		600	606
Specialty Underwriting & Residential Finance
0.291% due 01/25/2038		2,040	1,497
0.331% due 11/25/2037		3,068	1,781
0.911% due 01/25/2034		23	12
Structured Asset Investment Loan Trust
0.281% due 07/25/2036		283	269
0.931% due 04/25/2033		2,194	1,757
Structured Asset Securities Corp.
0.281% due 10/25/2036		198	188
0.311% due 01/25/2037		9,185	8,596
0.331% due 01/25/2037		188	117
0.381% due 05/25/2037		2,615	2,025
0.521% due 01/25/2033		5,981	5,190
0.531% due 06/25/2035		6,850	2,722
0.631% due 05/25/2034		22	18
4.900% due 04/25/2035		26,331	17,496
4.910% due 06/25/2033		80	59
Truman Capital Mortgage Loan Trust
0.571% due 01/25/2034		30	29
UPFC Auto Receivables Trust
5.490% due 05/15/2012		9	10
WaMu Asset-Backed Certificates
0.281% due 01/25/2037		7,512	5,650
Wells Fargo Home Equity Trust
0.331% due 07/25/2036		1,621	1,606
0.331% due 03/25/2037		90	89
0.471% due 10/25/2035		17	17
0.481% due 12/25/2035		28,361	26,424
WMC Mortgage Loan Pass-Through Certificates
0.913% due 05/15/2030		2,257	2,041
1.133% due 10/15/2029		353	340

Total Asset-Backed Securities (Cost $2,608,871)			2,593,616

SOVEREIGN ISSUES 0.4%
Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,589
Belgium Government International Bond
9.200% due 06/28/2010		900	934
Brazil Government International Bond
6.000% due 01/17/2017		1,000	1,085
Chile Government International Bond
5.500% due 01/15/2013		50	55
China Development Bank Corp.
5.000% due 10/15/2015		24,200	26,052
China Government International Bond
4.750% due 10/29/2013		50	53
Colombia Government International Bond
8.125% due 05/21/2024		10	12
8.250% due 12/22/2014		10	12
Croatia Government International Bond
1.750% due 07/30/2010		86	86
Export-Import Bank of China
4.875% due 07/21/2015		28,300	30,196
Export-Import Bank of Korea
0.504% due 10/04/2011		88,600	88,777
5.875% due 01/14/2015		560	602
8.125% due 01/21/2014		23,000	26,724
Hydro Quebec
0.750% due 09/29/2049		5,600	3,973
Indonesia Government International Bond
7.250% due 04/20/2015		37	42
Israel Government International Bond
5.500% due 11/09/2016		57	61
Korea Development Bank
4.625% due 09/16/2010		3,570	3,633
8.000% due 01/23/2014		800	923
Korea Expressway Corp.
5.125% due 05/20/2015		100	104
Korea Government Bond
4.875% due 09/22/2014		103	110
Malaysia Government International Bond
7.500% due 07/15/2011		100	109
Mexico Government International Bond
5.950% due 03/19/2019		96,500	102,531
6.050% due 01/11/2040		135,200	130,644
6.750% due 09/27/2034		317	336
7.500% due 04/08/2033		650	749
8.125% due 12/30/2019		25	30
9.875% due 02/01/2010		90	91
Poland Government International Bond
5.000% due 10/19/2015		100	106
6.250% due 07/03/2012		47	51
6.375% due 07/15/2019		36	39
Province of Ontario Canada
5.450% due 04/27/2016		800	872
Province of Quebec Canada
4.625% due 05/14/2018		1,000	1,024
Qatar Government International Bond
4.000% due 01/20/2015		85,000	85,638
5.250% due 01/20/2020		85,000	86,063
6.400% due 01/20/2040		110,000	111,100
Russia Government International Bond
7.500% due 03/31/2030		89	101
Societe Financement de l’Economie Francaise
0.484% due 07/16/2012		1,000	1,006
3.375% due 05/05/2014		79,400	81,026
South Africa Government International Bond
5.875% due 05/30/2022		100	102
6.500% due 06/02/2014		27,000	29,700

Total Sovereign Issues (Cost $805,846)			819,341

FOREIGN CURRENCY-DENOMINATED ISSUES 3.9%
American General Finance Corp.
4.125% due 11/29/2013	EUR	100	102
4.625% due 06/22/2011		2,000	2,496
5.625% due 03/29/2010	GBP	104,327	167,174
American International Group, Inc.
0.580% due 03/23/2012	SEK	20,000	2,413
0.883% due 04/26/2011	EUR	5,350	7,083
0.915% due 07/19/2013		16,600	18,423
1.400% due 04/03/2012	JPY	4,000,000	37,323
1.490% due 12/21/2011		7,000,000	67,490
2.875% due 06/20/2011	CHF	15,000	13,703
4.000% due 09/20/2011	EUR	42,200	56,902
4.875% due 03/15/2067		32,150	24,427
5.750% due 03/15/2067	GBP	32,400	28,260
5.950% due 10/04/2010		5,000	7,875
8.000% due 05/22/2038	EUR	51,400	46,605
8.625% due 05/22/2038	GBP	100,000	103,373
8.625% due 05/22/2068		135,750	140,329
ASB Finance Ltd.
0.765% due 02/13/2012	EUR	700	974
ASIF III Jersey Ltd.
5.500% due 03/07/2011		17,329	24,502
Atlas Reinsurance PLC
4.750% due 01/10/2010		3,000	4,299
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	56,950	63,010
Bank of America Corp.
4.000% due 03/28/2018	EUR	3,550	4,612
4.750% due 05/23/2017		11,000	14,266
4.750% due 05/06/2019		3,000	3,937
Bank of Scotland PLC
5.625% due 05/23/2013		6,400	9,728
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015		2,500	3,603
Barclays Bank PLC
6.000% due 01/23/2018		900	1,368
7.500% due 12/29/2049		350	487
14.000% due 11/29/2049	GBP	303,600	630,132
Bauhaus Securities Ltd.
1.044% due 10/30/2052	EUR	15	21
Bear Stearns Cos. LLC
1.030% due 07/27/2012		24,000	33,890
1.540% due 11/30/2011	JPY	2,000,000	21,668
Brazil Government International Bond
10.000% due 01/01/2013	BRL	190,000	102,479
10.250% due 01/10/2028		111,700	64,479
12.500% due 01/05/2022		1,000	652
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		5,696,006	3,164,363
10.000% due 01/01/2017		1,518,624	749,526
BTM Curacao Holdings NV
1.116% due 11/29/2049	JPY	1,000,000	10,651
3.500% due 04/19/2015	EUR	800	1,159
Caixa d’Estalvis de Catalunya
5.000% due 05/19/2010		100	145
Canada Government Bond
3.750% due 09/01/2011	CAD	1,250	1,243
5.500% due 06/01/2010		1,250	1,220
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	900	952
Citigroup, Inc.
0.860% due 03/05/2014	EUR	20,000	26,665
0.867% due 06/28/2013		10,600	14,357
3.625% due 11/30/2017		2,300	2,846
4.250% due 02/25/2030		60,000	63,159
4.750% due 05/31/2017		11,500	14,334
4.750% due 02/10/2019		20,975	26,188
5.875% due 07/01/2024	GBP	10,000	13,734
6.400% due 03/27/2013	EUR	8,000	12,194
Countrywide Financial Corp.
1.115% due 11/23/2010		50,640	72,799
Danske Bank A/S
4.878% due 05/29/2049		8,000	8,945
5.684% due 12/29/2049	GBP	17,100	20,577
EMF-NL
1.540% due 04/17/2041	EUR	10,200	8,748
1.740% due 10/17/2041		35,000	30,355
European Bank for Reconstruction & Development
6.000% due 02/14/2012	RUB	7,000	229
European Investment Bank
1.250% due 09/20/2012	JPY	44,700	492
12.000% due 02/10/2010	TRY	790	532
Eurosail PLC
1.490% due 10/17/2040	EUR	6,399	6,802
Ford Auto Securitization Trust
3.396% due 11/15/2011	CAD	78,866	75,746
Fortis Bank Nederland NV
1.246% due 06/10/2011	EUR	500	719
3.000% due 04/17/2012		100	147
France Government Bond
4.000% due 10/25/2038		700	965
5.750% due 10/25/2032		100	175
Gaz Capital S.A.
5.875% due 06/01/2015		20,000	29,388
GE Capital UK Funding
0.646% due 02/09/2010	GBP	16,000	25,830
6.000% due 04/11/2013		84	144
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	10,000	10,895
5.500% due 09/15/2067		171,850	192,157
6.500% due 09/15/2067	GBP	4,500	5,996
GMAC LLC
5.375% due 06/06/2011	EUR	5,000	6,899
Goldman Sachs Group, Inc.
1.014% due 11/15/2014		200	270
1.022% due 02/04/2013		12,100	16,727
1.064% due 05/18/2015		17,000	22,601
1.065% due 05/23/2016		5,000	6,565
1.074% due 01/30/2017		38,200	49,702
1.215% due 08/12/2015 (o)		50,000	66,644
4.750% due 01/28/2014		1,800	2,656
5.375% due 02/15/2013		400	607
6.375% due 05/02/2018		13,400	21,331
Grohe Holding GmbH
3.617% due 01/15/2014		600	735
Inter-American Development Bank
5.750% due 12/22/2010	AUD	1,950	1,769
7.250% due 02/08/2010	INR	20,000	432
9.250% due 03/23/2010	MXN	19,910	1,537
International Bank for Reconstruction & Development
5.750% due 06/25/2010	RUB	10,000	333
10.250% due 01/25/2010	BRL	2,600	1,495
International Lease Finance Corp.
1.089% due 08/15/2011	EUR	31,150	37,856
1.202% due 07/06/2010		1,500	2,101
Intesa Sanpaolo SpA
8.047% due 06/29/2049		3,000	4,365
John Hancock Global Funding II
2.050% due 06/08/2010	JPY	1,250,000	13,414
JPMorgan Chase & Co.
0.956% due 09/26/2013	EUR	36,675	51,343
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		5,400	7,487
KeyBank N.A.
0.840% due 11/21/2011		59,600	72,640
KeyCorp
0.915% due 11/22/2010		23,795	32,152
LBG Capital No.1 PLC
9.334% due 02/07/2020	GBP	9,916	14,575
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,200	1,755
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	900,000	1,111
1.150% due 10/26/2010 (a)		300,000	467
1.690% due 06/05/2012 (a)		600,000	982
2.500% due 10/13/2010 (a)	CHF	6,380	1,102
4.850% due 09/03/2013 (a)(o)	CAD	15,770	2,319
5.000% due 01/26/2010 (a)	GBP	250	73
5.080% due 03/05/2010 (a)	EUR	800	198
5.163% due 10/25/2011 (a)		500	124
5.316% due 04/05/2011 (a)		615	152
6.000% due 01/25/2013 (a)	GBP	10,650	3,139
6.375% due 05/10/2011 (a)	EUR	1,000	253
7.875% due 05/08/2018 (a)	GBP	8,650	2,532
Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	600	576
Lloyds TSB Bank PLC
0.867% due 06/09/2011		1,300	1,870
Merrill Lynch & Co., Inc.
0.916% due 02/08/2010		12,700	18,197
1.017% due 05/30/2014		4,600	6,068
1.060% due 03/22/2011		7,800	10,985
1.187% due 07/22/2014		5,000	6,686
7.750% due 04/30/2018	GBP	850	1,495
Metropolitan Life Global Funding I
2.000% due 09/14/2011	CHF	20,000	19,379
Morgan Stanley
1.017% due 11/29/2013	EUR	6,600	8,862
1.039% due 07/20/2012		10,400	14,415
1.048% due 03/01/2013		22,500	30,728
1.122% due 05/02/2014		10,000	13,459
1.143% due 04/13/2016	EUR	17,619	22,729
2.000% due 11/17/2011	CHF	20,000	19,308
4.388% due 03/01/2013	AUD	1,200	1,021
6.500% due 04/15/2011	EUR	400	601
Motors Liquidation Co.
8.375% due 07/05/2033 (a)		20,000	6,093
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049		2,700	3,077
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	11,246	14,532
Nalco Co.
7.750% due 11/15/2011	EUR	2,000	2,881
Netherlands Government Bond
3.750% due 07/15/2014		200	302
New Zealand Government Bond
6.000% due 11/15/2011	NZD	820	614
NIBC Bank NV
3.625% due 12/19/2011	EUR	100	148
Nordic Telephone Co. Holdings ApS
6.222% due 05/01/2016		150	215
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	40,406
Norway Government Bond
4.250% due 05/19/2017	NOK	2,150	378
6.500% due 05/15/2013		4,000	764
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	27,590
Principal Financial Global Funding LLC
0.603% due 03/20/2010	GBP	9,300	14,932
2.375% due 02/28/2012	CHF	20,745	19,839
2.375% due 01/24/2013		5,000	4,787
Province of Ontario Canada
5.850% due 03/08/2033	CAD	140,000	151,865
6.200% due 06/02/2031		5,000	5,618
6.500% due 03/08/2029		25,000	28,797
7.600% due 06/02/2027		20,000	25,228
Republic of Germany
5.625% due 01/04/2028	EUR	2,500	4,251
6.250% due 01/04/2030		3,500	6,408
Royal Bank of Scotland Group PLC
6.200% due 03/29/2049	GBP	15,000	14,900
6.666% due 12/31/2049	CAD	800	384
7.092% due 10/29/2049	EUR	2,700	1,964
Saecure BV
0.865% due 05/25/2036		480	668
SLM Corp.
0.553% due 06/15/2010	SEK	175,000	23,190
0.658% due 10/25/2011		24,500	2,998
0.914% due 12/15/2010	EUR	77,464	103,275
0.964% due 11/15/2011		17,800	22,200
1.083% due 04/26/2011		22,914	31,042
1.090% due 12/15/2010	JPY	3,500,000	34,493
3.125% due 09/17/2012	EUR	7,715	9,843
4.750% due 03/17/2014		18,300	22,692
4.875% due 12/17/2012	GBP	22,000	31,034
6.000% due 05/10/2012	AUD	10,000	7,705
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	11,000	13,782
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	100	145
Societe Generale
7.756% due 05/29/2049		2,700	3,638
Sumitomo Mitsui Banking Corp.
1.078% due 12/31/2049	JPY	1,100,000	$11,760
1.268% due 06/02/2049		1,000,000	10,585
SunTrust Bank
0.723% due 06/22/2012	GBP	5,000	7,278
0.822% due 12/20/2011	EUR	10,000	13,263
Sweden Government Bond
5.500% due 10/08/2012	SEK	1,550	239
UniCredit SpA
6.700% due 06/05/2018	EUR	2,100	3,108
VTB Capital S.A.
8.250% due 06/30/2011		1,130	1,703
Wachovia Bank N.A.
6.000% due 05/23/2013		11,200	17,287
Wachovia Corp.
0.822% due 08/01/2011		22,800	32,156
0.865% due 02/13/2014		41,900	57,008
Wells Fargo & Co.
0.909% due 03/23/2016		3,600	4,781

Total Foreign Currency-Denominated Issues (Cost $7,287,550)			7,771,130

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011		446,800	5,062
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,212,560	41,486
6.250% due 07/15/2033 (a)		475,440	2,639

Total Convertible Preferred Securities (Cost $31,482)			49,187

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.2%
CERTIFICATES OF DEPOSIT 0.5%
Bank of Ireland
0.271% due 02/26/2010		$1,200	1,188
0.324% due 01/15/2010		31,900	31,879
Bank of Tokyo-Mitsubishi UFJ
0.190% due 01/11/2010		250,000	250,000
0.200% due 01/08/2010		50,000	50,000
Barclays Bank PLC
1.071% due 03/22/2011		163,000	162,903
Calyon Financial, Inc.
0.286% due 06/29/2010		43,140	43,137
Deutsche Bank AG
0.782% due 01/25/2010		1,230	1,230
Lloyds Banking Group PLC
0.220% due 01/11/2010		250,000	250,003
Royal Bank of Scotland Group PLC
0.833% due 07/19/2010		210,900	210,900

			1,001,240

COMMERCIAL PAPER 12.0%
Banco Bilbao Vizcaya Argentaria S.A.
0.150% due 01/11/2010		499,400	499,385
0.160% due 01/15/2010		500,000	499,976
Bank of America Corp.
0.160% due 01/11/2010		750,000	749,977
Bank of Nova Scotia
0.130% due 01/11/2010		250,000	249,994
Barclays U.S. Funding LLC
0.110% due 01/04/2010		479,600	479,600
0.130% due 01/05/2010		500,000	499,998
0.130% due 01/08/2010		451,000	450,993
BNP Paribas Finance, Inc.
0.050% due 01/04/2010		8,000	8,000
0.100% due 01/04/2010		483,600	483,600
0.160% due 01/08/2010		500,000	499,991
0.180% due 01/08/2010		500,000	499,990
Citibank N.A.
0.920% due 01/05/2010		100,000	99,997
0.950% due 01/07/2010		287,621	287,598
0.950% due 01/08/2010		122,000	121,987
Citigroup Funding, Inc.
0.270% due 01/11/2010		50,000	49,997
Dexia Credit Local S.A.
0.050% due 01/04/2010		460,500	460,500
DnB NOR Bank ASA
0.110% due 01/06/2010		250,000	249,998
0.130% due 01/08/2010		499,400	499,393
ENI Finance USA, Inc.
0.160% due 01/14/2010		47,000	46,998
0.170% due 01/05/2010		90,000	90,000
0.170% due 01/08/2010		96,500	96,498
0.170% due 01/12/2010		9,900	9,900
0.170% due 01/19/2010		8,000	7,999
0.175% due 01/07/2010		80,000	79,999
Fannie Mae
0.033% due 01/13/2010		1,459,631	1,459,620
0.040% due 01/04/2010		7,000	7,000
0.045% due 01/08/2010		500,000	499,998
0.054% due 01/11/2010		48,635	48,635
0.058% due 01/14/2010		5,200	5,200
0.066% due 02/04/2010		190,400	190,389
0.068% due 02/01/2010		54,698	54,695
0.092% due 02/03/2010		2,000	2,000
0.112% due 01/19/2010		9,300	9,300
0.138% due 03/01/2010		1,545	1,545
0.149% due 03/17/2010		252,498	252,478
Federal Home Loan Bank
0.048% due 01/08/2010		1,215,394	1,215,389
0.048% due 01/13/2010		1,309,128	1,309,114
0.050% due 01/14/2010		100,000	99,999
0.050% due 01/21/2010		7,700	7,700
0.050% due 01/22/2010		359,540	359,530
0.052% due 01/06/2010		634,900	634,899
0.058% due 01/04/2010		808,800	808,800
0.065% due 01/27/2010		151,201	151,197
0.070% due 02/03/2010		135,200	135,192
0.073% due 02/24/2010		22,000	21,998
0.076% due 02/12/2010		30,461	30,459
0.085% due 01/15/2010		803,000	802,993
0.101% due 02/05/2010		35,300	35,298
0.115% due 03/12/2010		55,996	55,992
0.180% due 01/12/2010		800	800
0.320% due 02/17/2010		866,500	866,415
Freddie Mac
0.052% due 01/11/2010		148,269	148,268
0.064% due 01/25/2010		1,300	1,300
0.082% due 01/26/2010		6,364	6,364
0.127% due 01/27/2010		32,700	32,699
0.175% due 03/15/2010		77,000	76,994
0.183% due 01/05/2010		15,500	15,500
0.277% due 01/06/2010		1,000	1,000
0.293% due 01/04/2010		30,000	30,000
GDF Suez
0.190% due 01/08/2010		25,000	24,999
0.200% due 01/22/2010		65,000	64,993
Groupe BPCE
0.210% due 01/06/2010		200,000	199,998
0.210% due 01/11/2010		99,750	99,746
0.210% due 01/14/2010		20,000	19,999
0.220% due 01/25/2010		260,000	259,967
ING Funding LLC
0.155% due 01/05/2010		175,000	174,999
0.175% due 01/06/2010		200,000	199,998
0.180% due 01/04/2010		125,000	125,000
Lloyds Banking Group PLC
0.180% due 01/15/2010		10,000	9,999
0.200% due 01/15/2010		99,900	99,894
Nordea North America, Inc.
0.130% due 01/08/2010		399,400	399,394
0.140% due 01/05/2010		500,000	499,998
Rabobank USA Financial Corp.
0.100% due 01/05/2010		590,000	589,998
0.120% due 01/08/2010		410,000	409,994
Royal Park Investments S.A.
0.200% due 01/25/2010		150,000	149,982
0.200% due 01/28/2010		100,000	99,987
Société de Prise de Participation de l’Etat
0.130% due 01/08/2010		300,000	299,996
0.160% due 01/11/2010		200,000	199,994
Societe Generale N.A.
0.020% due 01/04/2010		484,000	484,000
0.170% due 01/04/2010		367,600	367,600
0.180% due 01/06/2010		500,000	499,995
0.180% due 01/08/2010		499,400	499,390
Standard Chartered Bank N.A.
0.260% due 01/04/2010		200,000	200,000
Straight-A Funding LLC
0.140% due 01/07/2010		74,000	73,999
0.140% due 01/22/2010		815,131	815,074
0.150% due 01/11/2010		77,799	77,797
0.150% due 01/12/2010		50,000	49,998
0.150% due 01/13/2010		25,000	24,999
0.150% due 01/21/2010		105,523	105,515
0.160% due 02/04/2010		197,284	197,257
Sumitomo Mitsui Banking Corp.
0.200% due 01/22/2010		100,000	99,990
Svenska Handelsbanken AB
0.155% due 01/19/2010		66,700	66,696
Swedbank AB
0.210% due 01/07/2010		175,000	174,997
World Bank
0.080% due 01/05/2010		89,000	89,000
0.130% due 02/12/2010		175,000	174,981

			24,331,351

TIME DEPOSITS 0.3%
State Street Bank and Trust Grand Cayman
0.000% due 01/04/2010		619,900	619,900

Sumitomo Mitsui Banking Corp.
1.078% due 12/31/2049	JPY	1,100,000	$11,760
1.268% due 06/02/2049		1,000,000	10,585
SunTrust Bank
0.723% due 06/22/2012	GBP	5,000	7,278
0.822% due 12/20/2011	EUR	10,000	13,263
Sweden Government Bond
5.500% due 10/08/2012	SEK	1,550	239
UniCredit SpA
6.700% due 06/05/2018	EUR	2,100	3,108
VTB Capital S.A.
8.250% due 06/30/2011		1,130	1,703
Wachovia Bank N.A.
6.000% due 05/23/2013		11,200	17,287
Wachovia Corp.
0.822% due 08/01/2011		22,800	32,156
0.865% due 02/13/2014		41,900	57,008
Wells Fargo & Co.
0.909% due 03/23/2016		3,600	4,781

Total Foreign Currency-Denominated Issues (Cost $7,287,550)			7,771,130

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011		446,800	5,062
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,212,560	41,486
6.250% due 07/15/2033 (a)		475,440	2,639

Total Convertible Preferred Securities (Cost $31,482)			49,187

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.2%
CERTIFICATES OF DEPOSIT 0.5%
Bank of Ireland
0.271% due 02/26/2010		$1,200	1,188
0.324% due 01/15/2010		31,900	31,879
Bank of Tokyo-Mitsubishi UFJ
0.190% due 01/11/2010		250,000	250,000
0.200% due 01/08/2010		50,000	50,000
Barclays Bank PLC
1.071% due 03/22/2011		163,000	162,903
Calyon Financial, Inc.
0.286% due 06/29/2010		43,140	43,137
Deutsche Bank AG
0.782% due 01/25/2010		1,230	1,230
Lloyds Banking Group PLC
0.220% due 01/11/2010		250,000	250,003
Royal Bank of Scotland Group PLC
0.833% due 07/19/2010		210,900	210,900

			1,001,240

COMMERCIAL PAPER 12.0%
Banco Bilbao Vizcaya Argentaria S.A.
0.150% due 01/11/2010		499,400	499,385
0.160% due 01/15/2010		500,000	499,976
Bank of America Corp.
0.160% due 01/11/2010		750,000	749,977
Bank of Nova Scotia
0.130% due 01/11/2010		250,000	249,994
Barclays U.S. Funding LLC
0.110% due 01/04/2010		479,600	479,600
0.130% due 01/05/2010		500,000	499,998
0.130% due 01/08/2010		451,000	450,993
BNP Paribas Finance, Inc.
0.050% due 01/04/2010		8,000	8,000
0.100% due 01/04/2010		483,600	483,600
0.160% due 01/08/2010		500,000	499,991
0.180% due 01/08/2010		500,000	499,990
Citibank N.A.
0.920% due 01/05/2010		100,000	99,997
0.950% due 01/07/2010		287,621	287,598
0.950% due 01/08/2010		122,000	121,987
Citigroup Funding, Inc.
0.270% due 01/11/2010		50,000	49,997
Dexia Credit Local S.A.
0.050% due 01/04/2010		460,500	460,500
DnB NOR Bank ASA
0.110% due 01/06/2010		250,000	249,998
0.130% due 01/08/2010		499,400	499,393
ENI Finance USA, Inc.
0.160% due 01/14/2010		47,000	46,998
0.170% due 01/05/2010		90,000	90,000
0.170% due 01/08/2010		96,500	96,498
0.170% due 01/12/2010		9,900	9,900
0.170% due 01/19/2010		8,000	7,999
0.175% due 01/07/2010		80,000	79,999
Fannie Mae
0.033% due 01/13/2010		1,459,631	1,459,620
0.040% due 01/04/2010		7,000	7,000
0.045% due 01/08/2010		500,000	499,998
0.054% due 01/11/2010		48,635	48,635
0.058% due 01/14/2010		5,200	5,200
0.066% due 02/04/2010		190,400	190,389
0.068% due 02/01/2010		54,698	54,695
0.092% due 02/03/2010		2,000	2,000
0.112% due 01/19/2010		9,300	9,300
0.138% due 03/01/2010		1,545	1,545
0.149% due 03/17/2010		252,498	252,478
Federal Home Loan Bank
0.048% due 01/08/2010		1,215,394	1,215,389
0.048% due 01/13/2010		1,309,128	1,309,114
0.050% due 01/14/2010		100,000	99,999
0.050% due 01/21/2010		7,700	7,700
0.050% due 01/22/2010		359,540	359,530
0.052% due 01/06/2010		634,900	634,899
0.058% due 01/04/2010		808,800	808,800
0.065% due 01/27/2010		151,201	151,197
0.070% due 02/03/2010		135,200	135,192
0.073% due 02/24/2010		22,000	21,998
0.076% due 02/12/2010		30,461	30,459
0.085% due 01/15/2010		803,000	802,993
0.101% due 02/05/2010		35,300	35,298
0.115% due 03/12/2010		55,996	55,992
0.180% due 01/12/2010		800	800
0.320% due 02/17/2010		866,500	866,415
Freddie Mac
0.052% due 01/11/2010		148,269	148,268
0.064% due 01/25/2010		1,300	1,300
0.082% due 01/26/2010		6,364	6,364
0.127% due 01/27/2010		32,700	32,699
0.175% due 03/15/2010		77,000	76,994
0.183% due 01/05/2010		15,500	15,500
0.277% due 01/06/2010		1,000	1,000
0.293% due 01/04/2010		30,000	30,000
GDF Suez
0.190% due 01/08/2010		25,000	24,999
0.200% due 01/22/2010		65,000	64,993
Groupe BPCE
0.210% due 01/06/2010		200,000	199,998
0.210% due 01/11/2010		99,750	99,746
0.210% due 01/14/2010		20,000	19,999
0.220% due 01/25/2010		260,000	259,967
ING Funding LLC
0.155% due 01/05/2010		175,000	174,999
0.175% due 01/06/2010		200,000	199,998
0.180% due 01/04/2010		125,000	125,000
Lloyds Banking Group PLC
0.180% due 01/15/2010		10,000	9,999
0.200% due 01/15/2010		99,900	99,894
Nordea North America, Inc.
0.130% due 01/08/2010		399,400	399,394
0.140% due 01/05/2010		500,000	499,998
Rabobank USA Financial Corp.
0.100% due 01/05/2010		590,000	589,998
0.120% due 01/08/2010		410,000	409,994
Royal Park Investments S.A.
0.200% due 01/25/2010		150,000	149,982
0.200% due 01/28/2010		100,000	99,987
Société de Prise de Participation de l’Etat
0.130% due 01/08/2010		300,000	299,996
0.160% due 01/11/2010		200,000	199,994
Societe Generale N.A.
0.020% due 01/04/2010		484,000	484,000
0.170% due 01/04/2010		367,600	367,600
0.180% due 01/06/2010		500,000	499,995
0.180% due 01/08/2010		499,400	499,390
Standard Chartered Bank N.A.
0.260% due 01/04/2010		200,000	200,000
Straight-A Funding LLC
0.140% due 01/07/2010		74,000	73,999
0.140% due 01/22/2010		815,131	815,074
0.150% due 01/11/2010		77,799	77,797
0.150% due 01/12/2010		50,000	49,998
0.150% due 01/13/2010		25,000	24,999
0.150% due 01/21/2010		105,523	105,515
0.160% due 02/04/2010		197,284	197,257
Sumitomo Mitsui Banking Corp.
0.200% due 01/22/2010		100,000	99,990
Svenska Handelsbanken AB
0.155% due 01/19/2010		66,700	66,696
Swedbank AB
0.210% due 01/07/2010		175,000	174,997
World Bank
0.080% due 01/05/2010		89,000	89,000
0.130% due 02/12/2010		175,000	174,981

			24,331,351

TIME DEPOSITS 0.3%
State Street Bank and Trust Grand Cayman
0.000% due 01/04/2010		619,900	619,900

REPURCHASE AGREEMENTS 8.9%
Banc of America Securities LLC
0.010% due 01/04/2010		39,000	39,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 2.625% due 12/31/2014 valued at $39,817. Repurchase proceeds are $39,000.)
0.090% due 01/06/2010		400,000	400,000
(Dated 11/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% - 1.875% due 04/15/2010 - 07/15/2015 valued at $406,263. Repurchase proceeds are $400,001.)
0.100% due 01/06/2010		706,000	706,000
(Dated 12/15/2009. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $309,045 and U.S. Treasury Notes 3.125% due 10/31/2016 valued at $397,307. Repurchase proceeds are $706,002.)
0.100% due 01/08/2010		300,000	300,000
(Dated 12/23/2009. Collateralized by Ginnie Mae 5.000% due 11/20/2039 valued at $304,123. Repurchase proceeds are $300,001.)
0.100% due 01/15/2010		776,000	776,000
(Dated 12/16/2009. Collateralized by U.S. Treasury Notes 1.000% - 1.500% due 10/31/2011 - 12/31/2013 valued at $787,345. Repurchase proceeds are $776,002.)
Barclays Capital, Inc.
0.000% due 01/04/2010		2,987,800	2,987,800
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.375% - 3.875% due 01/15/2011 - 04/15/2029 valued at $3,084,101. Repurchase proceeds are $2,987,800.)
0.010% due 01/04/2010		1,500	1,500
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $1,547. Repurchase proceeds are $1,500.)
0.100% due 01/12/2010		395,000	395,000
(Dated 11/30/2009. Collateralized by Freddie Mac 0.100% - 0.189% due 05/04/2011 - 11/09/2011 valued at $406,611. Repurchase proceeds are $395,001.)
0.100% due 01/19/2010		250,000	250,000
(Dated 12/17/2009. Collateralized by Freddie Mac 0.189% due 05/04/2011 valued at $257,300. Repurchase proceeds are $250,001.)
0.110% due 01/04/2010		258,000	258,000
(Dated 12/16/2009. Collateralized by Fannie Mae 2.186% due 05/07/2012 valued at $69,988 and Freddie Mac 4.375% due 07/17/2015 valued at $192,880. Repurchase proceeds are $258,001.)
0.120% due 01/04/2010		139,000	139,000
(Dated 12/01/2009. Collateralized by Fannie Mae 1.722% due 05/10/2011 valued at $143,257. Repurchase proceeds are $139,000.)
0.130% due 01/04/2010		250,000	250,000
(Dated 12/01/2009. Collateralized by Freddie Mac 2.170% due 05/07/2012 valued at $257,394. Repurchase proceeds are $250,001.)
0.140% due 01/04/2010		500,000	500,000
(Dated 11/30/2009. Collateralized by Fannie Mae 1.722% - 2.180% due 05/10/2011 - 04/23/2012 valued at $515,063. Repurchase proceeds are $500,002.)
BNP Paribas Bank
0.080% due 01/05/2010		890,000	890,000
(Dated 12/18/2009. Collateralized by Freddie Mac 0.071% - 0.120% due 06/01/2010 - 05/16/2011 valued at $951,415. Repurchase proceeds are $890,002.)
Citigroup Global Markets, Inc.
0.000% due 01/04/2010		1,100,000	1,100,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $1,118,941. Repurchase proceeds are $1,100,000.)
Credit Suisse Securities (USA) LLC
0.000% due 01/04/2010		268,800	268,800

(Dated 12/31/2009. Collateralized by U.S. Cash Management Bills 0.349% due 06/10/2010 valued at $4,711 and U.S. Treasury Notes 2.625% due 05/31/2010 valued at $275,383 Repurchase proceeds are $268,800.)

Deutsche Bank AG
0.000% due 01/04/2010		500,000	500,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $512,852. Repurchase proceeds are $500,000.)
0.080% due 01/05/2010		167,400	167,400
(Dated 12/22/2009. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $168,425. Repurchase proceeds are $167,400.)
0.080% due 01/15/2010		1,400	1,400
(Dated 12/23/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $1,427. Repurchase proceeds are $1,400.)
0.090% due 01/05/2010		540,400	540,400
(Dated 12/22/2009. Collateralized by Fannie Mae 2.400% due 08/24/2012 valued at $109,869 and Freddie Mac 1.100% due 03/30/2010 valued at $441,075. Repurchase proceeds are $540,401.)
0.090% due 01/15/2010		10,200	10,200
(Dated 12/23/2009. Collateralized by Fannie Mae 2.186% due 05/07/2012 valued at $10,397. Repurchase proceeds are $10,200.)
Goldman Sachs & Co.
0.090% due 01/05/2010		895,000	895,000
(Dated 11/30/2009. Collateralized by Fannie Mae 5.000% due 05/01/2038 valued at $861,458. Repurchase proceeds are $895,002.)
0.100% due 01/07/2010		762,000	762,000

(Dated 12/17/2009. Collateralized by Fannie Mae 4.000% - 5.500% due 06/01/2024 - 05/01/2039 valued at $510,143; Freddie Mac 5.000% due 03/01/2038 valued at $147,966; and Ginnie Mae 5.000% due 07/15/2039 valued at $94,540. Repurchase proceeds are $762,002.)

0.100% due 01/14/2010		134,000	134,000
(Dated 12/15/2009. Collateralized by Ginnie Mae 5.000% due 06/15/2039 valued at $134,029. Repurchase proceeds are $134,000.)
0.110% due 01/05/2010		507,000	507,000
(Dated 12/03/2009. Collateralized by Fannie Mae 5.000% - 6.000% due 01/01/2039 valued at $487,670. Repurchase proceeds are $507,002.)
0.453% due 03/18/2010	EUR	400,000	400,000
(Dated 12/16/2009. Collateralized by Deut Pfandbriefbank AG 0.723% due 06/30/2010 valued at $395,542. Repurchase proceeds are $400,002.)
0.453% due 03/19/2010		400,000	399,804
(Dated 12/16/2009. Collateralized by Deut Pfandbriefbank AG 0.723% due 06/30/2010 valued at $395,542. Repurchase proceeds are $400,005.)
Greenwich Capital Markets, Inc.
0.000% due 01/04/2010		532,800	532,800
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 0.875% - 1.750% due 04/30/2011 - 03/31/2014 valued at $544,511. Repurchase proceeds are $532,800.)
0.020% due 01/04/2010		52,500	52,500
(Dated 12/31/2009. Collateralized by Freddie Mac 0.750% due 01/18/2011 valued at $53,533. Repurchase proceeds are $52,500.)
JPMorgan Chase Bank N.A.
-0.020% due 01/04/2010		2,003,700	2,003,700
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 0.875% - 3.625% due 10/31/2010 - 08/15/2019 valued at $2,025,233. Repurchase proceeds are $2,003,699.)
-0.010% due 01/04/2010		6,600	6,600
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $6,754. Repurchase proceeds are $6,600.)
0.000% due 01/04/2010		$8,900	$8,900
(Dated 12/31/2009. Collateralized by Freddie Mac 7.000% due 03/15/2010 valued at $8,162 and U.S. Treasury Notes 1.000% due 12/31/2011 valued at $920. Repurchase proceeds are $8,000.)
0.100% due 01/08/2010		227,000	227,000

(Dated 12/17/2009. Collateralized by Fannie Mae 1.780% due 04/01/2011 valued at $99,524 and Freddie Mac 2.050% - 5.800% due 09/28/2012 - 12/13/2022 valued at $129,900. Repurchase proceeds are $227,001.)

Morgan Stanley
0.000% due 01/04/2010		2,000	2,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.125% due 04/15/2012 - 01/15/2019 valued at $2,048. Repurchase proceeds are $2,000.)
0.080% due 01/06/2010		390,000	390,000

(Dated 12/18/2009. Collateralized by Fannie Mae 2.050% - 5.750% due 10/19/2012 - 08/26/2024 valued at $205,443; Federal Home Loan Bank 0.345% - 0.550% due 06/04/2010 - 12/15/2010 valued at $111,878; and Freddie Mac 5.050% due 02/20/2029 valued at $75,174. Repurchase proceeds are $390,001.)

0.110% due 01/11/2010		228,000	228,000

(Dated 12/08/2009. Collateralized by Fannie Mae 5.125% - 5.250% due 08/01/2012 - 06/18/2024 valued at $80,649 and Freddie Mac 2.000% - 4.900% due 02/04/2010 - 03/11/2024 valued at $149,833. Repurchase proceeds are $228,001.)

0.120% due 01/04/2010		270,000	270,000

(Dated 12/02/2009. Collateralized by Fannie Mae 5.500% due 12/27/2022 valued at $41,439 and Freddie Mac 0.960% - 6.000% due 01/28/2010 - 04/16/2037 valued at $228,400. Repurchase proceeds are $270,001.)

0.120% due 01/04/2010		269,000	269,000

(Dated 12/01/2009. Collateralized by Fannie Mae 0.000% - 5.250% due 04/29/2011 - 08/01/2012 valued at $150,525; Federal Farm Credit Bank 2.250% due 04/24/2012 valued at $66,170; and Freddie Mac 6.000% due 04/16/2037 valued at $54,571. Repurchase proceeds are $269,001.)

State Street Bank and Trust Co.
0.005% due 01/04/2010		332,047	332,047
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 04/15/2010 - 05/06/2010 valued at $338,693. Repurchase proceeds are $332,047.)

			17,900,851

U.S. CASH MANAGEMENT BILLS 0.4%
0.143% due 04/01/2010 (i)(l)		857,099	856,995

U.S. TREASURY BILLS 2.1%
0.055% due 01/07/2010 - 05/06/2010 (e)(h)(i)(j)(l)		4,143,617	4,159,968

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 1.0%
		206,041,343	2,062,886

Total Short-Term Instruments (Cost $50,916,818)			50,933,191

Total Investments 106.5% (Cost $212,590,410)			$215,520,061
Written Options (n) (0.2%) (Premiums $579,690)			(482,919)
Other Assets and Liabilities (Net) (6.3%)			(12,714,649)

Net Assets 100.0%			$202,322,493

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Payment in-kind bond security.

(e) Coupon represents a weighted average rate.

(f) Security becomes interest bearing at a future date.

(g) Affiliated to the Fund.

(h) Securities with an aggregate market value of $470 have been pledged as collateral for foreign currency contracts on December 31, 2009.

(i) Securities with an aggregate market value of $321,589 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(j) Securities with an aggregate market value of $247,822 and cash of $8,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2009.

(k) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $4,059,404 at a weighted average interest rate of 0.339%. On December 31, 2009, securities valued at $4,609,247 were pledged as collateral for reverse repurchase agreements.

(l) Securities with an aggregate market value of $550,061 and cash of $4,377 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	12,107	$38,372
90-Day Eurodollar December Futures	Long	12/2010	25,591	29,316
90-Day Eurodollar June Futures	Long	06/2010	87,382	92,160
90-Day Eurodollar June Futures	Long	06/2011	116	100
90-Day Eurodollar March Futures	Long	03/2010	175,845	316,635
90-Day Eurodollar March Futures	Long	03/2011	620	669
90-Day Eurodollar September Futures	Long	09/2010	11,678	27,244
Euro-Bobl March Futures	Long	03/2010	31,901	(37,246)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	10,304	(26,905)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	1,317	885
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	1,317	(1,197)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	90,823	(91,580)
U.S. Treasury 5-Year Note March Futures	Long	03/2010	12	(32)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	52,329	(188,765)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	1,536	1,735
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	4,491	9,621
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2,977	6,349
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	4,091	7,589

				$184,950

(m) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530%)	12/20/2016	0.720%	$10,000	$91	$0	$91
ABX Financing Co.	MSC	(0.640%)	12/20/2016	0.806%	2,300	5	169	(164)
Alcoa, Inc.	BOA	(1.290%)	09/20/2018	2.378%	5,000	366	0	366
Alcoa, Inc.	GSC	(1.320%)	09/20/2018	2.378%	2,200	157	424	(267)
American Electric Power Co., Inc.	CITI	(0.830%)	06/20/2015	0.527%	8,300	(131)	0	(131)
AmerisourceBergen Corp.	MSC	(0.600%)	09/20/2012	0.319%	10,000	(78)	0	(78)
Anadarko Finance Co.	BOA	(0.900%)	06/20/2011	0.223%	10,600	(110)	0	(110)
Anadarko Petroleum Corp.	CITI	(0.330%)	03/20/2012	0.246%	1,800	(4)	61	(65)
Arrow Electronics, Inc.	GSC	(1.000%)	12/20/2019	1.178%	15,000	208	0	208
AutoZone, Inc.	BOA	(1.070%)	03/20/2014	0.469%	20,000	(494)	0	(494)
AutoZone, Inc.	BOA	(1.890%)	03/20/2014	0.469%	10,000	(582)	0	(582)
AutoZone, Inc.	BOA	(0.870%)	06/20/2016	0.624%	1,000	(15)	28	(43)
AutoZone, Inc.	BOA	(1.100%)	09/20/2018	0.698%	15,000	(455)	0	(455)
AutoZone, Inc.	CITI	(1.030%)	03/20/2014	0.469%	10,000	(231)	0	(231)
AutoZone, Inc.	DUB	(1.320%)	09/20/2018	0.698%	5,000	(234)	0	(234)
AutoZone, Inc.	UBS	(1.320%)	09/20/2018	0.698%	7,000	(328)	0	(328)
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.199%	2,000	23	37	(14)
Block Financial LLC	BOA	(1.550%)	03/20/2013	0.398%	32,100	(1,183)	(113)	(1,070)
Block Financial LLC	CSFB	(1.110%)	03/20/2013	0.398%	6,000	(137)	0	(137)
Block Financial LLC	DUB	(1.050%)	03/20/2013	0.398%	5,000	(105)	0	(105)
Block Financial LLC	JPM	(1.270%)	03/20/2013	0.398%	10,000	(279)	0	(279)
Boston Scientific Corp.	BCLY	(1.000%)	03/20/2017	0.642%	1,000	(23)	5	(28)
Boston Scientific Corp.	MSC	(1.000%)	06/20/2014	0.520%	2,000	(42)	9	(51)
Boston Scientific Corp.	MSC	(1.000%)	06/20/2016	0.618%	2,000	(46)	12	(58)
Boston Scientific Corp.	UBS	(0.500%)	06/20/2011	0.361%	10,000	(22)	0	(22)
Brunswick Corp.	BOA	(4.100%)	09/20/2013	3.490%	18,000	(397)	0	(397)
Cardinal Health, Inc.	BCLY	(0.420%)	12/20/2016	0.534%	13,000	91	0	91
Cardinal Health, Inc.	DUB	(0.500%)	12/20/2016	0.534%	10,000	19	109	(90)
Cardinal Health, Inc.	GSC	(0.710%)	06/20/2017	0.553%	9,600	(103)	0	(103)
CBS Corp.	JPM	(0.590%)	09/20/2012	0.730%	15,000	53	0	53
Centex Corp.	BCLY	(1.000%)	06/20/2016	1.050%	4,000	10	37	(27)
Centex Corp.	BNP	(1.000%)	06/20/2016	1.050%	2,000	5	15	(10)
Centex Corp.	BOA	(1.000%)	06/20/2015	1.014%	4,500	1	148	(147)
Centex Corp.	DUB	(1.000%)	12/20/2017	1.118%	2,500	19	(9)	28
Centex Corp.	GSC	(1.000%)	06/20/2014	0.902%	1,500	(7)	20	(27)
Centex Corp.	GSC	(1.000%)	06/20/2016	1.050%	3,120	8	0	8
CenturyTel, Inc.	JPM	(1.000%)	06/20/2017	1.021%	6,000	6	(4)	10
CenturyTel, Inc.	JPM	(1.000%)	09/20/2019	1.230%	4,000	71	(49)	120
CNA Financial Corp.	BCLY	(0.295%)	09/20/2011	1.935%	15,000	413	0	413
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	2.434%	10,000	450	1,208	(758)
CNA Financial Corp.	BOA	(0.690%)	12/20/2014	2.434%	10,300	781	0	781
CNA Financial Corp.	BOA	(4.170%)	12/20/2014	2.434%	8,000	(619)	0	(619)
CNA Financial Corp.	BOA	(3.360%)	09/20/2016	2.448%	6,250	(322)	0	(322)
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	2.434%	10,200	873	0	873
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	1.935%	13,500	338	255	83
Commercial Metals Co.	BOA	(1.430%)	09/20/2018	1.434%	3,000	(1)	0	(1)
Commercial Metals Co.	DUB	(1.005%)	09/20/2017	1.390%	15,660	386	1,369	(983)
Commercial Metals Co.	JPM	(1.430%)	09/20/2018	1.434%	10,000	(3)	0	(3)
Con-way, Inc.	BOA	(1.834%)	03/20/2018	1.465%	19,000	(490)	1,663	(2,153)
Coventry Health Care, Inc.	DUB	(1.000%)	03/20/2015	3.007%	7,500	664	684	(20)
CRH America, Inc.	CITI	(2.590%)	09/20/2018	1.946%	10,000	(458)	0	(458)
CSX Corp.	BCLY	(1.350%)	03/20/2018	0.528%	5,052	(300)	0	(300)
CSX Corp.	DUB	(1.550%)	06/20/2017	0.511%	21,200	(1,476)	72	(1,548)
CSX Corp.	JPM	(0.165%)	03/20/2011	0.197%	10,600	3	0	3
CVS Caremark Corp.	BOA	(0.550%)	09/20/2016	0.558%	6,745	2	0	2
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.129%	4,700	39	431	(392)
Cytec Industries, Inc.	DUB	(1.000%)	09/20/2017	1.129%	2,300	19	198	(179)
Cytec Industries, Inc.	JPM	(1.000%)	09/20/2013	0.660%	2,000	(25)	46	(71)
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	0.426%	3,000	(6)	0	(6)
Daimler Finance N.A. LLC	GSC	(6.750%)	06/20/2010	0.271%	8,000	(267)	0	(267)
Daimler Finance N.A. LLC	GSC	(6.750%)	03/20/2011	0.325%	30,000	(2,439)	0	(2,439)
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	0.271%	10,000	(14)	0	(14)
Daimler Finance N.A. LLC	JPM	(0.520%)	03/20/2011	0.325%	10,000	(26)	0	(26)
Daimler Finance N.A. LLC	JPM	(0.655%)	03/20/2011	0.325%	10,000	(43)	0	(43)
Deluxe Corp.	DUB	(1.000%)	12/20/2014	3.230%	6,200	589	574	15
DISH DBS Corp.	CITI	(1.000%)	12/20/2011	1.107%	5,200	9	73	(64)
DISH DBS Corp.	DUB	(1.000%)	12/20/2011	1.107%	7,200	12	112	(100)
Dominion Resources, Inc.	JPM	(0.385%)	12/20/2016	0.449%	3,000	12	160	(148)
DR Horton, Inc.	BCLY	(1.000%)	06/20/2016	2.342%	26,000	1,884	1,623	261
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.315%	10,000	689	783	(94)
DR Horton, Inc.	BNP	(1.000%)	06/20/2016	2.342%	9,500	688	717	(29)
DR Horton, Inc.	DUB	(1.000%)	03/20/2016	2.315%	3,000	207	309	(102)
DR Horton, Inc.	DUB	(1.000%)	06/20/2016	2.342%	4,500	326	472	(146)
DR Horton, Inc.	GSC	(1.000%)	03/20/2014	2.022%	5,000	195	335	(140)
DR Horton, Inc.	GSC	(1.000%)	09/20/2014	2.111%	3,000	140	163	(23)
DR Horton, Inc.	JPM	(1.000%)	03/20/2015	2.181%	10,000	539	537	2
Embarq Corp.	BCLY	(1.000%)	06/20/2013	0.496%	300	(5)	(5)	0
Embarq Corp.	BCLY	(1.650%)	06/20/2016	0.751%	6,669	(355)	0	(355)
Embarq Corp.	BOA	(2.200%)	06/20/2016	0.751%	4,000	(342)	0	(342)
Embarq Corp.	DUB	(1.000%)	06/20/2016	0.739%	40,500	(634)	(688)	54
Enterprise Products Operating LLC	MLP	(0.200%)	03/20/2011	0.355%	14,300	26	202	(176)
ERAC USA Finance Co.	JPM	(2.700%)	12/20/2012	0.540%	10,000	(641)	789	(1,430)
Expedia, Inc.	RBS	(4.250%)	09/20/2016	0.930%	16,500	(3,302)	0	(3,302)
FBG Finance Ltd.	BCLY	(2.140%)	12/20/2014	0.497%	6,000	(468)	0	(468)
GATX Financial Corp.	GSC	(1.000%)	12/20/2012	0.712%	15,000	(132)	185	(317)
GATX Financial Corp.	HSBC	(1.000%)	12/20/2012	0.712%	10,000	(88)	123	(211)
Genworth Financial, Inc.	BCLY	(0.879%)	06/20/2018	3.556%	8,000	1,319	2,790	(1,471)
Genworth Financial, Inc.	DUB	(0.980%)	06/20/2018	3.556%	4,000	635	1,261	(626)
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	1.898%	20,000	1,030	3,056	(2,026)
HCP, Inc.	CITI	(5.000%)	03/20/2018	1.650%	4,500	(1,016)	(742)	(274)
HCP, Inc.	CSFB	(0.530%)	09/20/2011	1.219%	7,350	85	0	85
HCP, Inc.	DUB	(3.860%)	03/20/2018	1.676%	20,000	(2,944)	1,296	(4,240)
HCP, Inc.	JPM	(0.610%)	09/20/2011	1.219%	5,000	51	0	51
HCP, Inc.	MLP	(0.650%)	09/20/2016	1.634%	13,500	760	0	760
Health Care REIT, Inc.	BCLY	(3.310%)	06/20/2015	1.358%	5,000	(487)	0	(487)
HSBC Finance Corp.	DUB	(1.450%)	06/20/2016	1.064%	10,000	(227)	2	(229)
HSBC Finance Corp.	JPM	(0.220%)	06/20/2016	1.064%	10,000	483	0	483
International Paper Co.	BCLY	(5.030%)	06/20/2018	1.391%	20,000	(5,157)	0	(5,157)
International Paper Co.	BOA	(0.870%)	06/20/2016	1.191%	1,400	25	176	(151)
iStar Financial, Inc.	BCLY	(0.400%)	03/20/2012	24.073%	10,000	3,487	0	3,487
iStar Financial, Inc.	MSC	(0.600%)	12/20/2013	20.905%	10,000	4,112	0	4,112
JC Penney Corp., Inc.	BCLY	(1.000%)	09/20/2012	0.976%	2,200	(2)	92	(94)
JC Penney Corp., Inc.	DUB	(0.270%)	03/20/2010	0.601%	28,300	18	455	(437)
Johnson Controls, Inc.	JPM	(0.500%)	03/20/2016	1.056%	20,000	618	0	618
Jones Apparel Group, Inc.	DUB	(1.000%)	12/20/2014	1.185%	44,710	364	1,422	(1,058)
KB Home	BNP	(1.000%)	06/20/2015	3.253%	5,000	515	465	50
KB Home	DUB	(1.000%)	03/20/2014	3.001%	3,000	224	249	(25)
KB Home	DUB	(1.000%)	03/20/2015	3.232%	5,000	492	491	1
KB Home	DUB	(5.000%)	03/20/2015	3.232%	2,500	(201)	(194)	(7)
KB Home	GSC	(1.000%)	03/20/2014	3.001%	7,000	523	329	194
Kerr-McGee Corp.	RBS	(0.160%)	09/20/2011	0.141%	10,500	(4)	0	(4)
KeySpan Corp.	JPM	(0.450%)	06/20/2013	0.259%	6,900	(46)	65	(111)
Kinder Morgan, Inc.	DUB	(1.000%)	03/20/2016	1.671%	2,000	72	94	(22)
Kinder Morgan, Inc.	MSC	(1.000%)	03/20/2016	1.671%	13,300	479	670	(191)
Kraft Foods, Inc.	BOA	(1.040%)	06/20/2018	0.942%	5,000	(37)	8	(45)
Kraft Foods, Inc.	CITI	(0.990%)	06/20/2018	0.942%	4,000	(15)	0	(15)
Kraft Foods, Inc.	GSC	(0.950%)	09/20/2018	0.952%	6,000	(1)	21	(22)
Lennar Corp.	DUB	(0.785%)	12/20/2011	2.343%	9,000	264	0	264
Lennar Corp.	DUB	(1.000%)	06/20/2015	3.119%	3,500	340	366	(26)
Lennar Corp.	GSC	(1.000%)	12/20/2011	2.297%	9,000	219	224	(5)
Lennar Corp.	GSC	(1.000%)	09/20/2014	2.987%	4,500	366	483	(117)
Lennar Corp.	GSC	(5.000%)	06/20/2015	3.119%	4,000	(354)	(235)	(119)
Lennar Corp.	GSC	(1.000%)	06/20/2016	3.218%	4,000	460	478	(18)
Lexmark International, Inc.	BOA	(1.400%)	06/20/2018	1.596%	13,000	168	0	168
Lexmark International, Inc.	CITI	(3.320%)	06/20/2013	1.153%	5,590	(408)	0	(408)
Lexmark International, Inc.	JPM	(1.190%)	06/20/2013	1.153%	15,880	(27)	0	(27)
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	1.669%	7,600	78	836	(758)
Ltd Brands, Inc.	BCLY	(1.000%)	12/20/2012	1.580%	7,600	123	163	(40)
Ltd Brands, Inc.	BNP	(1.000%)	12/20/2014	2.106%	2,500	122	193	(71)
Ltd Brands, Inc.	BOA	(1.000%)	09/20/2017	2.356%	10,000	839	907	(68)
Ltd Brands, Inc.	DUB	(1.000%)	09/20/2017	2.356%	5,000	419	566	(147)
Ltd Brands, Inc.	DUB	(4.800%)	09/20/2017	2.386%	43,000	(6,498)	0	(6,498)
Ltd Brands, Inc.	JPM	(2.850%)	09/20/2017	2.386%	2,700	(80)	150	(230)
Ltd Brands, Inc.	RBS	(4.500%)	09/20/2017	2.386%	18,700	(2,477)	0	(2,477)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%)	09/20/2015	1.884%	11,810	(2,939)	0	(2,939)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%)	09/20/2015	1.884%	10,000	(2,676)	0	(2,676)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	03/20/2012	1.278%	5,000	28	111	(83)
Macy’s Retail Holdings, Inc.	BOA	(6.870%)	03/20/2012	1.223%	7,000	(878)	0	(878)
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	1.391%	5,000	(165)	433	(598)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	09/20/2015	1.869%	3,800	165	423	(258)
Macy’s Retail Holdings, Inc.	BOA	(7.060%)	09/20/2015	1.884%	8,000	(2,104)	0	(2,104)
Macy’s Retail Holdings, Inc.	DUB	(1.000%)	03/20/2013	1.393%	5,000	58	248	(190)
Macy’s Retail Holdings, Inc.	MSC	(2.470%)	09/20/2015	1.884%	10,000	(304)	1,104	(1,408)
Macy’s Retail Holdings, Inc.	RBS	(1.000%)	12/20/2016	1.929%	15,000	810	709	101
Macy’s Retail Holdings, Inc.	RBS	(2.640%)	09/20/2017	2.032%	22,500	(884)	1,376	(2,260)
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	1.259%	2,200	45	400	(355)
Marriott International, Inc.	BOA	(1.650%)	06/20/2017	0.900%	10,000	(495)	2,739	(3,234)
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	0.900%	1,400	(77)	137	(214)
Marriott International, Inc.	CITI	(0.260%)	06/20/2012	0.491%	15,000	83	0	83
Marriott International, Inc.	DUB	(1.880%)	12/20/2015	0.847%	5,000	(284)	577	(861)
Masco Corp.	CITI	(4.240%)	03/20/2017	2.149%	9,020	(1,137)	0	(1,137)
Masco Corp.	DUB	(1.000%)	09/20/2012	1.486%	15,000	186	360	(174)
Masco Corp.	GSC	(1.000%)	03/20/2017	2.095%	3,000	195	269	(74)
Masco Corp.	JPM	(1.000%)	06/20/2015	1.974%	5,000	233	232	1
Masco Corp.	MSC	(0.580%)	09/20/2012	1.503%	5,000	120	0	120
Masco Corp.	MSC	(1.000%)	09/20/2012	1.486%	12,000	149	327	(178)
Masco Corp.	MSC	(0.680%)	09/20/2013	1.714%	10,000	358	0	358
Masco Corp.	UBS	(4.650%)	12/20/2016	2.135%	10,000	(1,477)	0	(1,477)
Mattel, Inc.	JPM	(0.400%)	06/20/2011	0.380%	10,300	(5)	0	(5)
Maytag Corp.	JPM	(0.460%)	06/20/2015	0.509%	10,000	23	0	23
MDC Holdings, Inc.	BNP	(1.250%)	12/20/2014	0.886%	9,000	(156)	0	(156)
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	0.880%	3,000	(18)	0	(18)
MDC Holdings, Inc.	MLP	(1.350%)	12/20/2012	0.697%	10,500	(205)	0	(205)
Motorola, Inc.	DUB	(1.000%)	12/20/2011	0.774%	5,000	(24)	133	(157)
Motorola, Inc.	DUB	(1.000%)	12/20/2012	1.038%	7,500	5	294	(289)
Nabors Industries, Inc.	BCLY	(2.710%)	03/20/2018	0.949%	8,000	(999)	0	(999)
Nabors Industries, Inc.	CITI	(1.000%)	03/20/2018	0.928%	9,000	(49)	80	(129)
Nabors Industries, Inc.	CITI	(1.050%)	03/20/2018	0.949%	20,000	(150)	0	(150)
Nabors Industries, Inc.	CITI	(2.510%)	03/20/2018	0.949%	2,200	(244)	0	(244)
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	0.949%	6,000	133	832	(699)
Nabors Industries, Inc.	DUB	(0.900%)	03/20/2018	0.949%	15,000	46	0	46
New Albertsons, Inc.	DUB	(1.000%)	03/20/2011	1.263%	39,900	112	402	(290)
New York Times Co.	DUB	(5.000%)	03/20/2015	2.151%	10,630	(1,426)	(952)	(474)
Newell Rubbermaid, Inc.	BOA	(2.710%)	06/20/2019	1.458%	12,000	(1,149)	0	(1,149)
Newell Rubbermaid, Inc.	UBS	(1.790%)	06/20/2018	1.390%	19,000	(546)	0	(546)
NiSource Finance Corp.	RBS	(0.540%)	03/20/2013	0.965%	12,400	161	0	161
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110%)	03/20/2010	0.189%	5,000	0	0	0
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	4.085%	37,000	(1,189)	524	(1,713)
Office Depot, Inc.	GSC	(5.000%)	09/20/2013	4.085%	10,000	(321)	65	(386)
Omnicom Group, Inc.	MSC	(0.380%)	06/20/2016	0.674%	9,600	164	0	164
ONEOK Partners LP	JPM	(0.660%)	12/20/2016	0.833%	10,200	107	0	107
ORIX Corp.	MLP	(0.280%)	12/20/2011	1.732%	20,000	559	0	559
Packaging Corp. of America	CSFB	(0.940%)	09/20/2013	0.665%	10,000	(102)	0	(102)
Pactiv Corp.	BOA	(1.230%)	03/20/2018	0.992%	6,745	(115)	182	(297)
Pearson Dollar Finance PLC	BCLY	(0.610%)	06/20/2013	0.385%	25,000	(196)	0	(196)
Pearson Dollar Finance PLC	BCLY	(0.730%)	06/20/2018	0.639%	7,000	(48)	0	(48)
Pearson Dollar Finance PLC	BCLY	(0.770%)	06/20/2018	0.639%	10,000	(99)	0	(99)
Pearson Dollar Finance PLC	DUB	(0.720%)	06/20/2018	0.639%	11,000	(68)	0	(68)
Pearson Dollar Finance PLC	JPM	(0.830%)	06/20/2014	0.454%	5,000	(82)	5	(87)
Pioneer Natural Resources Co.	MSC	(1.000%)	09/20/2016	1.568%	20,835	679	1,533	(854)
PMI Group, Inc.	JPM	(0.460%)	09/20/2016	14.342%	9,500	4,239	0	4,239
Pulte Homes, Inc.	DUB	(1.000%)	09/20/2011	1.244%	15,400	58	57	1
Qwest Corp.	BOA	(2.500%)	06/20/2013	2.271%	5,000	(41)	363	(404)
Qwest Corp.	MSC	(4.320%)	06/20/2013	2.271%	2,000	(136)	0	(136)
RadioShack Corp.	BOA	(1.250%)	06/20/2011	0.691%	10,000	(87)	0	(87)
RadioShack Corp.	MLP	(2.250%)	06/20/2011	0.691%	35,200	(836)	0	(836)
Reed Elsevier Capital, Inc.	MLP	(0.290%)	06/20/2012	0.355%	5,000	7	0	7
Rexam PLC	BCLY	(1.450%)	06/20/2013	1.011%	12,500	(190)	981	(1,171)
Rexam PLC	RBS	(1.450%)	06/20/2013	1.011%	4,000	(61)	273	(334)
Rohm and Haas Co.	BNP	(1.000%)	09/20/2017	0.978%	30,000	(56)	(437)	381
Rohm and Haas Co.	BNP	(1.600%)	09/20/2017	0.993%	4,665	(192)	0	(192)
Rohm and Haas Co.	BOA	(0.700%)	09/20/2017	0.993%	13,425	259	0	259
Rohm and Haas Co.	BOA	(1.000%)	09/20/2017	0.978%	1,500	(3)	(17)	14
Rohm and Haas Co.	CITI	(0.540%)	09/20/2017	0.993%	7,000	211	0	211
RPM International, Inc.	BCLY	(1.460%)	03/20/2018	1.208%	2,800	(50)	0	(50)
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.208%	9,000	107	399	(292)
RPM International, Inc.	GSC	(1.000%)	03/20/2018	1.189%	15,000	191	220	(29)
RR Donnelley & Sons Co.	BOA	(5.000%)	09/20/2016	1.781%	17,300	(3,251)	(1,598)	(1,653)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	2.015%	25,000	(2,712)	0	(2,712)
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	1.835%	10,000	(875)	0	(875)
RR Donnelley & Sons Co.	GSC	(1.000%)	09/20/2016	1.781%	7,700	345	963	(618)
Ryder System, Inc.	BCLY	(3.540%)	03/20/2013	0.742%	10,000	(888)	0	(888)
Ryder System, Inc.	BOA	(1.490%)	09/20/2015	0.962%	10,000	(281)	0	(281)
Ryder System, Inc.	BOA	(1.730%)	09/20/2015	0.962%	11,000	(448)	0	(448)
Ryder System, Inc.	CITI	(3.060%)	03/20/2013	0.742%	8,690	(640)	0	(640)
Ryder System, Inc.	DUB	(1.320%)	12/20/2016	0.993%	10,000	(206)	883	(1,089)
Ryder System, Inc.	GSC	(1.700%)	09/20/2015	0.962%	7,000	(274)	0	(274)
Ryder System, Inc.	GSC	(1.050%)	12/20/2016	0.993%	7,700	(30)	806	(836)
Ryder System, Inc.	GSC	(1.960%)	12/20/2016	0.993%	7,300	(438)	0	(438)
Ryder System, Inc.	JPM	(0.270%)	06/20/2011	0.568%	5,300	23	0	23
Ryland Group, Inc.	BCLY	(1.000%)	06/20/2017	1.899%	2,200	121	158	(37)
Ryland Group, Inc.	BNP	(1.000%)	06/20/2017	1.899%	5,500	303	312	(9)
Ryland Group, Inc.	DUB	(1.000%)	06/20/2012	1.377%	13,705	119	138	(19)
Ryland Group, Inc.	DUB	(1.000%)	03/20/2015	1.722%	9,000	300	668	(368)
Ryland Group, Inc.	RBS	(1.000%)	06/20/2017	1.899%	900	50	68	(18)
SCA Finans AB	DUB	(0.810%)	09/20/2015	0.765%	5,250	(14)	664	(678)
Seagate Technology HDD Holdings	JPM	(2.250%)	12/20/2011	1.602%	11,100	(149)	735	(884)
Sealed Air Corp.	BOA	(1.060%)	09/20/2013	0.777%	9,250	(97)	517	(614)
Sempra Energy	DUB	(1.250%)	03/20/2019	0.651%	15,000	(707)	0	(707)
Simon Property Group LP	GSC	(1.470%)	12/20/2016	1.467%	8,400	(7)	1,023	(1,030)
Simon Property Group LP	GSC	(3.010%)	12/20/2016	1.467%	3,300	(309)	0	(309)
Simon Property Group LP	JPM	(0.180%)	06/20/2010	0.374%	8,000	7	0	7
Simon Property Group LP	MSC	(1.120%)	06/20/2016	1.452%	10,000	184	1,361	(1,177)
Simon Property Group LP	MSC	(0.885%)	06/20/2018	1.517%	2,000	87	268	(181)
Simon Property Group LP	RBS	(0.220%)	09/20/2011	0.701%	5,100	42	0	42
Simon Property Group LP	RBS	(1.060%)	03/20/2017	1.473%	8,000	200	1,135	(935)
Spectra Energy Capital LLC	DUB	(1.200%)	06/20/2018	0.788%	1,200	(37)	52	(89)
Spectra Energy Capital LLC	MSC	(1.150%)	06/20/2018	0.788%	2,500	(67)	120	(187)
Spectra Energy Capital LLC	RBS	(2.000%)	03/20/2014	0.456%	24,000	(1,520)	0	(1,520)
Sprint Capital Corp.	BCLY	(3.630%)	03/20/2012	3.117%	11,000	(135)	0	(135)
Staples, Inc.	BOA	(3.750%)	03/20/2014	0.639%	18,000	(2,280)	0	(2,280)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%)	12/20/2014	1.561%	5,000	126	279	(153)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	06/20/2012	0.914%	5,500	(556)	(167)	(389)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	03/20/2013	1.090%	8,500	20	143	(123)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	03/20/2013	1.090%	2,000	(247)	(97)	(150)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	12/20/2015	1.674%	5,500	194	396	(202)
Tate & Lyle International Finance PLC	BCLY	(1.250%)	12/20/2014	1.072%	12,000	(104)	0	(104)
Temple-Inland, Inc.	BCLY	(1.000%)	06/20/2012	0.771%	6,000	(36)	61	(97)
Temple-Inland, Inc.	BNP	(6.670%)	03/20/2018	1.481%	7,430	(2,645)	0	(2,645)
Temple-Inland, Inc.	BOA	(1.000%)	03/20/2018	1.457%	4,000	123	209	(86)
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	1.805%	7,000	427	250	177
Toll Brothers Finance Corp.	GSC	(1.000%)	12/20/2017	1.654%	2,700	115	71	44
Toll Brothers Finance Corp.	MSC	(1.390%)	09/20/2013	1.241%	9,800	(57)	0	(57)
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	0.810%	7,500	(75)	494	(569)
Tyco Electronics Group S.A.	GSC	(1.530%)	12/20/2012	0.482%	6,500	(201)	0	(201)
Tyson Foods, Inc.	BNP	(1.000%)	03/20/2014	2.175%	4,000	179	136	43
Tyson Foods, Inc.	DUB	(1.000%)	12/20/2011	1.741%	49,500	688	1,078	(390)
Tyson Foods, Inc.	GSC	(1.000%)	03/20/2014	2.175%	25,000	1,118	1,227	(109)
Tyson Foods, Inc.	JPM	(1.000%)	03/20/2014	2.175%	12,000	537	795	(258)
Tyson Foods, Inc.	RBS	(3.200%)	12/20/2011	1.640%	25,000	(783)	0	(783)
Tyson Foods, Inc.	RBS	(3.250%)	06/20/2016	2.499%	19,000	(793)	0	(793)
Universal Corp.	DUB	(1.000%)	09/20/2011	0.584%	10,000	(75)	(110)	35
Universal Corp.	DUB	(1.000%)	12/20/2014	1.086%	33,000	118	580	(462)
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	0.571%	2,575	(33)	129	(162)
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	0.571%	8,000	(323)	303	(626)
Universal Health Services, Inc.	BOA	(1.610%)	06/20/2016	0.571%	7,000	(432)	50	(482)
UST, Inc.	BCLY	(0.700%)	03/20/2018	0.181%	24,000	(916)	0	(916)
UST, Inc.	CITI	(1.000%)	03/20/2018	0.180%	2,500	(150)	(133)	(17)
Vivendi S.A.	BCLY	(1.510%)	06/20/2018	1.042%	20,000	(678)	0	(678)
Vivendi S.A.	BOA	(1.200%)	06/20/2013	0.711%	10,000	(169)	102	(271)
Vivendi S.A.	BOA	(1.280%)	06/20/2013	0.711%	30,000	(588)	204	(792)
Vivendi S.A.	CSFB	(1.465%)	06/20/2018	1.042%	8,000	(245)	12	(257)
Vivendi S.A.	CSFB	(1.540%)	06/20/2018	1.042%	4,700	(169)	7	(176)
Vivendi S.A.	DUB	(1.000%)	06/20/2018	1.042%	15,000	40	0	40
Vivendi S.A.	RBS	(1.500%)	06/20/2018	1.042%	20,000	(664)	29	(693)
VTB Capital S.A.	BCLY	(2.150%)	05/20/2013	3.697%	15,000	679	6,476	(5,797)
Waste Management, Inc.	CITI	(1.300%)	03/20/2019	0.708%	12,000	(555)	0	(555)
Weatherford International, Inc.	BCLY	(0.790%)	06/20/2012	0.871%	16,500	27	586	(559)
Wesfarmers Ltd.	BCLY	(2.235%)	06/20/2013	0.690%	25,000	(1,318)	373	(1,691)
Wesfarmers Ltd.	GSC	(2.510%)	06/20/2013	0.690%	23,200	(1,440)	0	(1,440)
Westvaco Corp.	JPM	(1.000%)	09/20/2019	1.404%	20,000	622	317	305
Weyerhaeuser Co.	DUB	(1.000%)	03/20/2012	1.090%	7,500	12	50	(38)
Weyerhaeuser Co.	JPM	(1.000%)	03/20/2012	1.090%	17,900	28	226	(198)
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	0.753%	10,600	102	0	102
XL Capital Ltd.	CSFB	(1.410%)	09/20/2014	1.057%	1,600	(26)	435	(461)
Xstrata Finance Canada Ltd.	JPM	(0.290%)	12/20/2011	0.483%	11,250	42	0	42

						$(42,773)	$66,592	$(109,365)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abu Dhabi	CITI	1.000%	12/20/2014	1.486%		$6,000	$(131)	$(154)	$23
Abu Dhabi	CSFB	1.000%	12/20/2014	1.486%		6,000	(131)	(154)	23
Abu Dhabi	DUB	1.000%	12/20/2014	1.486%		5,000	(109)	(185)	76
Abu Dhabi	GSC	1.000%	12/20/2014	1.486%		16,000	(348)	(453)	105
Abu Dhabi	JPM	1.000%	12/20/2014	1.486%		5,000	(109)	(185)	76
Abu Dhabi	UBS	1.000%	12/20/2014	1.486%		17,000	(370)	(460)	90
American Express Co.	CITI	4.300%	12/20/2013	0.786%		18,000	2,429	0	2,429
American International Group, Inc.	BCLY	1.800%	03/20/2013	5.684%		3,700	(400)	0	(400)
American International Group, Inc.	BCLY	1.815%	03/20/2013	5.684%		9,150	(985)	0	(985)
American International Group, Inc.	BCLY	1.130%	06/20/2013	5.717%		9,100	(1,239)	0	(1,239)
American International Group, Inc.	BCLY	6.500%	12/20/2013	5.770%		20,000	534	0	534
American International Group, Inc.	BOA	0.195%	03/20/2010	4.665%		5,000	(48)	0	(48)
American International Group, Inc.	BOA	5.000%	12/20/2010	5.075%		25,000	31	(1,000)	1,031
American International Group, Inc.	BOA	5.000%	12/20/2011	5.431%		45,000	(267)	(1,350)	1,083
American International Group, Inc.	CITI	6.550%	12/20/2013	5.770%		25,000	709	0	709
American International Group, Inc.	CSFB	1.810%	03/20/2013	5.684%		6,000	(647)	0	(647)
American International Group, Inc.	CSFB	2.270%	03/20/2013	5.684%		5,000	(474)	0	(474)
American International Group, Inc.	DUB	5.000%	09/20/2010	4.667%		15,000	65	0	65
American International Group, Inc.	DUB	5.000%	12/20/2011	5.431%		60,000	(357)	(2,200)	1,843
American International Group, Inc.	DUB	1.120%	06/20/2013	5.717%		10,700	(1,460)	0	(1,460)
American International Group, Inc.	DUB	1.130%	06/20/2013	5.717%		200	(27)	0	(27)
American International Group, Inc.	GSC	5.000%	06/20/2010	4.666%		4,000	14	(640)	654
American International Group, Inc.	GSC	5.000%	09/20/2011	5.403%		17,400	(80)	(4,002)	3,922
American International Group, Inc.	GSC	1.150%	06/20/2013	5.717%		10,000	(1,356)	0	(1,356)
American International Group, Inc.	GSC	1.650%	06/20/2013	5.717%		17,000	(2,048)	0	(2,048)
American International Group, Inc.	UBS	5.000%	12/20/2010	5.075%		25,000	31	(1,000)	1,031
American International Group, Inc.	UBS	5.000%	12/20/2011	5.431%		50,000	(297)	(2,500)	2,203
American International Group, Inc.	UBS	2.250%	03/20/2013	5.684%		1,000	(95)	0	(95)
Bank of America Corp.	BCLY	1.000%	06/20/2010	0.392%		15,000	49	49	0
Bank of America Corp.	BNP	1.000%	06/20/2010	0.392%		15,000	49	44	5
Bank of America Corp.	CITI	1.000%	06/20/2010	0.392%		20,000	66	36	30
Bank of America Corp.	JPM	1.000%	06/20/2010	0.392%		10,000	33	27	6
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	1.295%		20,000	(192)	0	(192)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	1.472%		25,000	(526)	(495)	(31)
Brazil Government International Bond	BCLY	1.400%	05/20/2010	0.506%		25,000	130	0	130
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.760%		15,000	136	0	136
Brazil Government International Bond	BCLY	1.620%	03/20/2013	0.919%		20,900	556	0	556
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.584%		55,000	245	199	46
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.299%		10,000	475	0	475
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.584%		65,000	290	248	42
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.630%		20,000	98	97	1
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.760%		7,500	68	0	68
Brazil Government International Bond	HSBC	1.000%	12/20/2010	0.584%		25,000	111	102	9
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.584%		75,000	334	309	25
Brazil Government International Bond	MLP	1.710%	05/20/2013	0.951%		15,000	404	0	404
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.294%		300	12	0	12
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.743%		50,000	444	0	444
Brazil Government International Bond	MSC	1.660%	03/20/2013	0.919%		47,000	1,314	0	1,314
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.155%		15,000	483	0	483
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.331%		6,000	112	0	112
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.630%		20,000	98	94	4
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	2.562%		25,000	(2,353)	0	(2,353)
China Government International Bond	BOA	0.780%	12/20/2014	0.681%		50,000	267	0	267
Citigroup, Inc.	DUB	1.000%	06/20/2010	0.989%		20,000	9	(6)	15
Colombia Government International Bond	BCLY	2.200%	05/20/2010	0.622%		25,000	222	0	222
Daimler Finance N.A. LLC	DUB	5.050%	09/20/2012	5.950%		6,000	(98)	0	(98)
El Paso Corp.	CITI	5.000%	06/20/2012	1.124%		3,900	375	(193)	568
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	1.000%		10,000	(322)	0	(322)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	3.687%		10,000	130	0	130
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	3.687%		4,100	222	0	222
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	2.792%		10,000	252	0	252
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	3.687%		10,000	542	0	542
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	4.346%		7,400	202	(160)	362
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	2.792%		10,000	297	0	297
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	2.792%		10,000	298	0	298
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	2.792%		10,000	307	0	307
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	2.792%		10,000	320	0	320
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	2.792%		3,000	100	0	100
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	3.076%		25,000	678	0	678
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	3.687%		10,000	55	0	55
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	3.687%		3,500	177	0	177
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	3.687%		10,000	529	0	529
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	3.687%		10,000	554	0	554
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	2.792%		10,000	339	0	339
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	3.687%		5,800	32	0	32
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	3.687%		10,000	517	0	517
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	3.687%		12,800	710	0	710
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	2.861%		10,000	76	0	76
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	2.792%		15,000	411	0	411
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	2.792%		10,000	378	0	378
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	3.687%		10,000	497	0	497
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	3.687%		8,000	424	0	424
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	3.687%		5,100	253	0	253
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	2.392%		10,000	297	0	297
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	2.792%		20,000	518	0	518
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	2.566%		10,000	285	0	285
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	2.392%		5,000	149	0	149
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	2.792%		25,000	637	0	637
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	2.792%		25,000	757	0	757
France Government Bond OAT	JPM	0.250%	03/20/2015	0.293%		30,000	(60)	0	(60)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	0.690%		6,500	4	0	4
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	0.690%		17,500	19	0	19
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.690%		52,100	145	0	145
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.048%		7,200	(5)	0	(5)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.257%		32,500	(244)	0	(244)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.468%		22,300	1,934	459	1,475
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.542%		33,800	(860)	0	(860)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.562%		50,000	(980)	0	(980)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.562%		25,000	30	0	30
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.572%		40,000	(363)	0	(363)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	1.590%		25,000	2,313	0	2,313
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	1.590%		30,000	3,616	0	3,616
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.578%		20,000	2,845	560	2,285
General Electric Capital Corp.	BCLY	1.000%	12/20/2014	1.589%		50,000	(1,303)	(2,557)	1,254
General Electric Capital Corp.	BNP	1.000%	09/20/2010	0.679%		2,000	5	(25)	30
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.048%		22,800	(16)	0	(16)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	1.334%		10,000	(75)	0	(75)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.366%		14,400	919	674	245
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.590%		7,300	853	0	853
General Electric Capital Corp.	BNP	1.000%	12/20/2014	1.589%		34,400	(896)	(1,730)	834
General Electric Capital Corp.	BOA	0.192%	03/20/2010	0.690%		50,000	(51)	0	(51)
General Electric Capital Corp.	BOA	0.800%	06/20/2010	0.690%		25,000	21	0	21
General Electric Capital Corp.	BOA	5.000%	06/20/2010	0.679%		15,300	343	(421)	764
General Electric Capital Corp.	BOA	1.000%	06/20/2011	1.313%		60,400	(253)	(738)	485
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.366%		49,000	3,127	2,591	536
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.468%		25,000	2,169	332	1,837
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.578%		120,500	17,140	4,012	13,128
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.589%		25,000	(651)	(1,123)	472
General Electric Capital Corp.	CITI	1.050%	03/20/2010	0.690%		5,400	6	0	6
General Electric Capital Corp.	CITI	1.100%	03/20/2010	0.690%		14,800	20	0	20
General Electric Capital Corp.	CITI	1.150%	03/20/2010	0.690%		9,000	13	0	13
General Electric Capital Corp.	CITI	1.100%	06/20/2010	0.690%		26,400	62	0	62
General Electric Capital Corp.	CITI	5.000%	06/20/2010	0.679%		12,400	278	(292)	570
General Electric Capital Corp.	CITI	1.000%	09/20/2010	0.679%		25,000	68	(236)	304
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.048%		8,600	10	0	10
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.313%		7,000	391	(340)	731
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.590%		17,300	1,568	0	1,568
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.590%		57,300	5,890	0	5,890
General Electric Capital Corp.	CITI	4.800%	12/20/2013	1.590%		50,000	6,026	0	6,026
General Electric Capital Corp.	CITI	4.875%	12/20/2013	1.590%		46,900	5,784	0	5,784
General Electric Capital Corp.	CITI	3.800%	03/20/2014	1.597%		30,000	2,620	0	2,620
General Electric Capital Corp.	CITI	3.820%	03/20/2014	1.597%		50,000	4,405	0	4,405
General Electric Capital Corp.	CITI	3.850%	03/20/2014	1.597%		25,900	2,313	0	2,313
General Electric Capital Corp.	CITI	3.950%	03/20/2014	1.597%		15,000	1,398	0	1,398
General Electric Capital Corp.	CITI	4.000%	03/20/2014	1.597%		50,000	4,760	0	4,760
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.584%		50,000	7,437	1,187	6,250
General Electric Capital Corp.	CITI	1.000%	12/20/2014	1.589%		25,000	(651)	(1,123)	472
General Electric Capital Corp.	DUB	0.800%	06/20/2010	0.690%		20,200	17	0	17
General Electric Capital Corp.	DUB	1.020%	06/20/2010	0.690%		26,400	52	0	52
General Electric Capital Corp.	DUB	1.000%	09/20/2010	0.679%		8,500	23	(95)	118
General Electric Capital Corp.	DUB	1.070%	09/20/2010	0.690%		21,900	70	0	70
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.048%		10,400	(6)	0	(6)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.237%		6,000	(15)	(46)	31
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.257%		1,100	52	(72)	124
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.366%		10,000	(59)	(285)	226
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.387%		900	2	0	2
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.547%		55,000	6,337	1,269	5,068
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.557%		30,000	3,667	634	3,033
General Electric Capital Corp.	DUB	4.300%	12/20/2013	1.590%		24,700	2,516	0	2,516
General Electric Capital Corp.	DUB	4.800%	12/20/2013	1.590%		20,000	2,411	0	2,411
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.590%		34,100	4,237	0	4,237
General Electric Capital Corp.	DUB	4.000%	03/20/2014	1.597%		10,000	952	0	952
General Electric Capital Corp.	DUB	4.050%	03/20/2014	1.597%		25,000	2,429	0	2,429
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.578%		49,800	7,084	1,615	5,469
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.048%		6,400	(7)	0	(7)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.257%		2,900	247	0	247
General Electric Capital Corp.	GSC	0.960%	06/20/2011	1.334%		14,000	(71)	0	(71)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.313%		16,400	916	245	671
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.572%		10,000	(91)	0	(91)
General Electric Capital Corp.	JPM	5.000%	06/20/2010	0.679%		100	2	(4)	6
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.366%		24,200	1,544	1,250	294
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.468%		9,300	(101)	(220)	119
General Electric Capital Corp.	JPM	1.000%	12/20/2014	1.589%		75,000	(1,954)	(3,867)	1,913
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.658%		10,000	(740)	0	(740)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	0.690%		15,000	12	0	12
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.366%		5,500	(32)	(85)	53
General Electric Capital Corp.	MSC	1.000%	12/20/2014	1.589%		50,000	(1,303)	(2,368)	1,065
General Electric Capital Corp.	UBS	1.000%	09/20/2010	0.679%		43,000	117	(407)	524
General Electric Capital Corp.	UBS	1.000%	12/20/2014	1.589%		65,000	(1,693)	(3,362)	1,669
GMAC, Inc.	DUB	4.000%	09/20/2012	4.042%		10,000	6	0	6
GMAC, Inc.	JPM	3.750%	09/20/2012	4.042%		12,000	(67)	0	(67)
Goldman Sachs Group, Inc.	BOA	1.000%	12/20/2010	0.588%		28,000	123	90	33
Goldman Sachs Group, Inc.	UBS	1.000%	06/20/2010	0.552%		39,500	99	106	(7)
HSBC Finance Corp.	CITI	1.000%	09/20/2010	0.526%		4,400	17	(67)	84
HSBC Finance Corp.	DUB	5.000%	12/20/2011	0.747%		355	30	19	11
HSBC Finance Corp.	RBS	1.800%	03/20/2010	0.534%		16,700	58	0	58
Indonesia Government International Bond	DUB	1.200%	12/20/2010	1.112%		25,000	56	0	56
Indonesia Government International Bond	MSC	1.250%	12/20/2010	1.112%		30,000	82	0	82
Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.413%		44,300	(66)	0	(66)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	1.413%		50,000	(55)	0	(55)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	1.446%		24,270	(181)	0	(181)
International Lease Finance Corp.	BCLY	5.000%	06/20/2010	7.187%		55,000	(446)	(962)	516
International Lease Finance Corp.	BCLY	5.000%	09/20/2010	7.188%		15,000	(199)	(488)	289
International Lease Finance Corp.	BCLY	5.000%	12/20/2010	8.328%		28,000	(801)	(2,175)	1,374
International Lease Finance Corp.	CITI	5.000%	09/20/2010	7.188%		15,000	(199)	(262)	63
International Lease Finance Corp.	DUB	5.000%	06/20/2010	7.187%		15,000	(122)	(975)	853
International Lease Finance Corp.	DUB	5.000%	09/20/2010	7.188%		5,000	(66)	(450)	384
International Lease Finance Corp.	JPM	5.000%	09/20/2010	7.188%		2,500	(33)	(200)	167
International Lease Finance Corp.	JPM	5.000%	12/20/2010	8.328%		5,000	(143)	(412)	269
International Lease Finance Corp.	UBS	5.000%	12/20/2010	8.328%		10,000	(286)	(900)	614
Italy Government International Bond	JPM	1.000%	03/20/2015	1.048%		30,000	(58)	504	(562)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.349%		10,000	187	0	187
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.349%		9,000	148	0	148
JSC Gazprom	JPM	0.970%	10/20/2012	2.222%		45,400	(1,431)	0	(1,431)
JSC Gazprom	JPM	1.020%	10/20/2012	2.222%		45,400	(1,365)	0	(1,365)
JSC Gazprom	JPM	2.170%	02/20/2013	2.290%		58,600	276	0	276
JSC Gazprom	JPM	2.180%	02/20/2013	2.290%		49,900	251	0	251
JSC Gazprom	MSC	0.870%	11/20/2011	1.955%		50,000	(950)	0	(950)
JSC Gazprom	MSC	2.180%	02/20/2013	2.290%		29,600	149	0	149
Korea Government Bond	BCLY	0.550%	12/20/2010	0.514%		25,000	24	0	24
Korea Government Bond	CITI	0.540%	12/20/2010	0.514%		10,000	5	0	5
Korea Government Bond	JPM	0.600%	12/20/2010	0.495%		25,000	49	0	49
Merrill Lynch & Co., Inc.	BCLY	1.000%	12/20/2010	0.673%		50,000	179	(40)	219
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2010	0.627%		30,000	93	25	68
Merrill Lynch & Co., Inc.	UBS	1.000%	06/20/2010	0.627%		40,000	86	59	27
MetLife, Inc.	DUB	1.000%	12/20/2010	0.687%		10,000	35	(48)	83
MetLife, Inc.	UBS	1.000%	12/20/2010	0.687%		15,000	52	(48)	100
Mexico Government International Bond	BCLY	2.100%	05/20/2010	0.589%		40,000	339	0	339
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.653%		50,000	189	89	100
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.653%		45,000	170	102	68
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.653%		35,000	132	73	59
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.369%		6,950	(154)	0	(154)
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.589%		10,000	85	0	85
Morgan Stanley	BCLY	1.000%	12/20/2010	0.718%		25,000	79	0	79
Morgan Stanley	BOA	1.000%	09/20/2010	0.631%		25,000	77	(14)	91
Morgan Stanley	BOA	1.000%	12/20/2010	0.718%		55,000	173	(27)	200
Morgan Stanley	CITI	1.000%	12/20/2010	0.718%		25,000	79	0	79
Morgan Stanley	DUB	1.862%	06/20/2010	0.643%		20,000	130	0	130
Morgan Stanley	GSC	1.000%	06/20/2010	0.631%		12,000	26	18	8
Morgan Stanley	RBS	1.850%	06/20/2010	0.643%		6,100	39	0	39
Morgan Stanley	UBS	1.000%	06/20/2010	0.631%		30,000	64	45	19
National Australia Bank	UBS	0.000%	03/20/2010	0.423%		120,800	(112)	(186)	74
Panama Government International Bond	CSFB	1.200%	02/20/2017	1.442%		14,400	(149)	0	(149)
Panama Government International Bond	DUB	1.170%	04/20/2017	1.449%		20,000	(301)	0	(301)
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.851%		4,600	8	0	8
Panama Government International Bond	JPM	0.730%	01/20/2012	0.851%		12,600	12	0	12
Panama Government International Bond	JPM	1.250%	01/20/2017	1.439%		2,800	(16)	0	(16)
Panama Government International Bond	JPM	1.230%	02/20/2017	1.442%		10,000	(84)	0	(84)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.851%		44,400	64	0	64
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.343%		10,000	1,620	(179)	1,799
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	1.343%		5,000	810	(89)	899
Prudential Financial, Inc.	DUB	1.000%	12/20/2010	0.603%		10,000	42	(22)	64
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	0.901%		10,000	429	0	429
Prudential Financial, Inc.	UBS	1.000%	12/20/2010	0.603%		15,000	64	(16)	80
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	2.259%		5,000	99	0	99
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	2.223%		3,000	47	0	47
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	2.259%		5,000	77	0	77
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	2.259%		2,000	38	0	38
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	2.259%		5,000	77	0	77
Republic of Germany	BNP	0.250%	03/20/2015	0.245%		30,000	10	55	(45)
RSHB Capital S.A.	GSC	1.000%	06/20/2010	1.390%		100,000	(145)	(345)	200
Russia Government International Bond	DUB	1.000%	12/20/2010	0.833%		25,000	50	(26)	76
SLM Corp.	BCLY	5.000%	09/20/2011	4.133%		2,800	45	(196)	241
SLM Corp.	BNP	4.600%	03/20/2010	3.567%		5,000	20	0	20
SLM Corp.	BOA	4.350%	06/20/2010	3.567%		50,000	267	0	267
SLM Corp.	BOA	5.000%	06/20/2010	3.511%		4,600	40	(242)	282
SLM Corp.	BOA	5.000%	09/20/2010	3.511%		25,000	314	(2,250)	2,564
SLM Corp.	BOA	5.000%	12/20/2010	3.754%		25,600	353	(2,055)	2,408
SLM Corp.	BOA	5.000%	09/20/2011	4.133%		10,500	170	(1,312)	1,482
SLM Corp.	BOA	5.000%	12/20/2011	4.205%		44,200	737	(3,536)	4,273
SLM Corp.	CITI	5.000%	06/20/2011	4.035%		25,000	390	(1,812)	2,202
SLM Corp.	CITI	5.000%	12/20/2013	4.981%		35,900	93	(4,909)	5,002
SLM Corp.	DUB	4.530%	03/20/2010	3.567%		20,000	77	0	77
SLM Corp.	DUB	5.000%	09/20/2010	3.511%		2,600	32	(208)	240
SLM Corp.	DUB	5.000%	12/20/2013	4.981%		15,000	38	(1,988)	2,026
SLM Corp.	DUB	5.000%	09/20/2014	5.138%		1,500	(5)	(169)	164
SLM Corp.	GSC	5.000%	03/20/2010	3.567%		4,500	23	(180)	203
SLM Corp.	GSC	4.660%	06/20/2010	3.567%		25,000	173	0	173
SLM Corp.	MSC	5.000%	12/20/2010	3.754%		15,000	207	(225)	432
SLM Corp.	MSC	5.000%	12/20/2011	4.205%		15,000	250	(1,275)	1,525
SLM Corp.	RBS	4.100%	03/20/2011	3.959%		10,000	32	0	32
SLM Corp.	UBS	5.000%	03/20/2010	3.510%		1,300	7	(52)	59
SLM Corp.	UBS	5.000%	12/20/2011	4.205%		40,000	667	(2,200)	2,867
Swedbank AB	BNP	5.000%	09/20/2014	2.145%	EUR	25,000	4,474	4,065	409
Sweden Government Bond	JPM	1.000%	03/20/2015	0.527%		$30,000	705	801	(96)
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.382%	EUR	20,000	(183)	42	(225)
UBS AG	BNP	0.760%	03/20/2013	0.592%		$30	0	0	0
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.765%		8,800	99	66	33
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.765%		8,900	100	66	34
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.765%		14,600	165	109	56
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.783%		30,000	(772)	(339)	(433)
United Kingdom Gilt	SOG	1.000%	12/20/2014	0.765%		28,900	400	203	197
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.798%		5,000	327	0	327
Wells Fargo & Co.	BOA	1.000%	12/20/2010	0.554%		75,000	356	226	130
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.716%		4,500	76	0	76
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.798%		5,000	327	0	327
Wells Fargo & Co.	UBS	1.000%	06/20/2010	0.515%		37,000	99	121	(22)

							$115,114	$(42,495)	$157,609

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%)	06/20/2014	52,734	$(465)	$6,658	$(7,123)
CMBX.NA AAA 4 Index	BOA	(0.350%)	02/17/2051	50,000	8,515	8,594	(79)
CMBX.NA AAA 4 Index	GSC	(0.350%)	02/17/2051	25,000	4,257	4,289	(32)
CMBX.NA AAA 4 Index	MSC	(0.350%)	02/17/2051	25,000	4,257	4,867	(610)

					$16,564	$24,408	$(7,844)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$50,000	$5,399	$5,000	$399
CDX.EM-12 Index	DUB	5.000%	12/20/2014	24,900	2,689	2,505	184
CDX.EM-12 Index	UBS	5.000%	12/20/2014	50,000	5,399	4,975	424
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	100,146	0	0	0
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	128	0	128
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	131	0	131
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	1,107	0	1,107
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	834	0	834
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	521	0	521
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	698	0	698
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	2,192	0	2,192
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	2,473	0	2,473
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	1,596	0	1,596
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	1,343	0	1,343
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	166	0	166
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	235	0	235
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,584	469	0	469
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	3,075	0	3,075
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	4,593	0	4,593
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,081	233	0	233
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	21,894	369	0	369
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	385,799	6,569	0	6,569
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	183,255	3,443	0	3,443
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	241,125	3,144	0	3,144
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,017	979	0	979
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,911	0	1,911
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	130,979	2,112	0	2,112
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,136	1,723	0	1,723
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	163,579	1,758	0	1,758
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	241,125	2,582	0	2,582

					$57,871	$12,480	$45,391

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$3,543	$(1)	$3,544
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,795	(69)	2,864
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,421	0	3,421
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	888	0	888
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	420	0	420
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	481	0	481
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	420	0	420
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	4,453	(505)	4,958
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	4,567	(410)	4,977
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	8,995	442	8,553
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	157	15	142
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	4,797	177	4,620
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	8,650	0	8,650
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(2,680)	(2,885)	205
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(378)	0	(378)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(291)	0	(291)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(594)	0	(594)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	(1,724)	518	(2,242)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		183,500	(623)	0	(623)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	GSC		570,000	(1,159)	0	(1,159)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	1,389	120	1,269
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	361	55	306
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,069	175	1,894
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(2,787)	(51)	(2,736)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		267,000	(1,551)	451	(2,002)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		255,900	(1,486)	766	(2,252)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(4,065)	2,330	(6,395)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	139,100	(544)	1,979	(2,523)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC		115,100	(450)	867	(1,317)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		212,400	(830)	1,244	(2,074)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$1,501,500	36,122	31,396	4,726
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		7,194,400	173,081	150,777	22,304
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		21,200	1,077	376	701
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		835,700	42,452	17,864	24,588
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(7,055)	5,211	(12,266)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	214	0	214
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	36,292	(3,876)	40,168
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		6,632,400	(40,623)	17,725	(58,348)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		4,682,400	(28,679)	6,877	(35,556)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		3,478,500	(21,305)	4,876	(26,181)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC	GBP	300,000	12,893	4,594	8,299
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	162	17	145
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	669	0	669
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	981	28	953

							$234,525	$241,083	$(6,558)

(n) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$119.000	01/22/2010	8,524	$1,956	$196
Call - CBOT U.S. Treasury 10-Year Note March Futures	117.500	02/19/2010	2,364	805	769
Call - CBOT U.S. Treasury 10-Year Note March Futures	119.000	02/19/2010	6,454	3,108	671
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	32,854	18,827	1,229
Call - CBOT U.S. Treasury 10-Year Note March Futures	121.000	02/19/2010	9,790	2,431	117
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	3,070	938	3,811
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/19/2010	254	179	179
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	1,844	474	1,970
Put - CBOT U.S. Treasury 10-Year Note March Futures	116.000	02/19/2010	14,221	9,947	22,328
Put - CBOT U.S. Treasury 10-Year Note March Futures	117.000	02/19/2010	6,400	5,253	14,265

				$43,918	$45,535

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Receive	2.500%	02/17/2010	EUR	347,900	$1,073	$241
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014		81,000	619	284
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		$2,275,000	38,922	43,133
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		991,000	7,820	2,561
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		163,300	1,135	483
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		429,000	3,325	2,404
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	1,979
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		384,700	3,501	701
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		1,254,700	14,823	23,789
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		491,200	1,749	158
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		283,900	2,442	4,686
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		305,500	1,751	557
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		555,900	7,912	10,540
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		586,700	4,699	2,809
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,663	4,124
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		480,600	937	155
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		480,600	3,886	7,933
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		745,000	18,327	14,125
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		246,800	1,133	249
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		269,800	2,959	492
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		94,000	1,156	1,032
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		269,800	6,037	5,115
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		182,000	1,256	1,001
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		479,000	2,826	154
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		161,600	695	163
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		1,335,100	10,836	2,433
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		161,600	1,406	1,775
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		2,129,900	32,985	40,382
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		426,700	2,109	2,043
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		480,800	3,769	1,423
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		340,000	2,261	1,869
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010		1,587,300	7,143	165
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		335,400	369	108
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		335,400	3,377	5,537
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		800,400	2,780	1,458
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		488,500	7,036	5,365
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		4,674,500	82,930	88,627
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		43,400	210	210
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		15,000	152	27
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		430,500	5,943	8,162
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		679,000	7,327	1,755
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		1,494,400	11,682	4,424
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		1,387,300	13,168	7,774
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010		45,000	253	34
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		211,000	2,252	68
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		652,100	5,634	1,188
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		2,254,000	42,563	42,735
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		373,500	3,548	1,788
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		66,000	629	171
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,995,300	12,243	10,970
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		636,200	6,283	1,159
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		1,318,600	26,552	25,000
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		1,212,500	12,519	5,806
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.800%	06/28/2010		1,750,000	10,623	1,315
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		634,000	4,988	1,638
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		4,406,100	34,008	13,042
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		3,644,900	31,423	20,425
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		719,000	4,889	3,953

								$529,984	$431,697

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	02/19/2010	$366,300	$2,546	$1,275
Call - OTC USD versus JPY		95.000	02/19/2010	366,300	3,242	4,412

					$5,788	$5,687

(o) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,110	$1,173	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.301%	05/25/2037	05/16/2007	17,507	11,849	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	209	182	0.00%
Expedia, Inc.	8.500%	07/01/2016	10/17/2008	14,155	17,923	0.01%
Goldman Sachs Group, Inc.	1.215%	08/12/2015	12/01/2009	68,354	66,644	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,319	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	97	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008- 12/11/2008	1,687	1,917	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$104,252	$102,111	0.05%

(p) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2040	$5,704,000	$5,928,913	$5,853,730
Fannie Mae	5.000%	02/01/2040	1,464,000	1,520,501	1,496,940
Fannie Mae	5.500%	01/01/2040	3,265,600	3,443,189	3,418,675
Fannie Mae	5.500%	02/01/2040	2,359,500	2,481,046	2,461,992
Fannie Mae	6.000%	01/01/2040	3,781,000	4,003,683	4,004,907
Fannie Mae	6.000%	02/01/2040	3,343,000	3,556,794	3,530,522
Freddie Mac	5.000%	01/01/2040	250,000	259,434	257,149

				$21,193,560	$21,023,915

(q) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	275,946	01/2010	RBS	$0	$(8,139)	$(8,139)
Sell		1,699	01/2010	RBS	19	0	19
Sell	BRL	810,000	02/2010	BCLY	0	(22,715)	(22,715)
Sell		177,990	02/2010	CITI	0	(5,409)	(5,409)
Sell		43,368	02/2010	DUB	0	(2,225)	(2,225)
Sell		661,795	02/2010	GSC	0	(18,305)	(18,305)
Buy		62,071	02/2010	HSBC	0	(307)	(307)
Sell		1,477,269	02/2010	HSBC	0	(46,132)	(46,132)
Buy		62,035	02/2010	RBC	0	(302)	(302)
Sell		1,000,000	02/2010	RBC	0	(32,864)	(32,864)
Sell		558,942	02/2010	RBS	0	(18,385)	(18,385)
Buy	CAD	172,448	01/2010	JPM	2,771	0	2,771
Sell	CHF	11,926	03/2010	CITI	0	(46)	(46)
Buy	CNY	233,076	03/2010	BCLY	0	(335)	(335)
Sell		228,180	03/2010	BCLY	174	0	174
Sell		400,535	03/2010	CITI	227	0	227
Sell		1,298,266	03/2010	DUB	789	0	789
Buy		233,622	03/2010	HSBC	0	(255)	(255)
Buy		372,463	03/2010	JPM	0	(439)	(439)
Sell		516,434	03/2010	JPM	218	0	218
Sell		135,646	03/2010	MSC	100	0	100
Buy		594,252	08/2010	BCLY	0	(1,295)	(1,295)
Buy		242,161	08/2010	DUB	0	(519)	(519)
Buy		521,430	08/2010	HSBC	280	(455)	(175)
Buy		1,146,342	08/2010	JPM	540	(1,331)	(791)
Buy		676,088	08/2010	MSC	517	(241)	276
Buy		223,031	11/2010	BCLY	0	(306)	(306)
Buy		391,025	11/2010	CITI	0	(547)	(547)
Buy		599,976	11/2010	DUB	0	(896)	(896)
Buy		516,434	11/2010	JPM	0	(652)	(652)
Buy		132,287	11/2010	MSC	0	(235)	(235)
Buy		649,092	06/2011	DUB	0	(1,575)	(1,575)
Sell	EUR	200,110	01/2010	CITI	107	(1,029)	(922)
Buy		10,000	01/2010	DUB	0	(11)	(11)
Sell		17,354	01/2010	HSBC	683	0	683
Buy		20,000	01/2010	RBC	90	0	90
Sell		60,000	01/2010	RBC	20	0	20
Sell		277,340	02/2010	RBS	14,037	0	14,037
Sell		1,019,371	03/2010	GSC	19,536	0	19,536
Buy	GBP	13,000	01/2010	BCLY	0	(171)	(171)
Sell		53,240	01/2010	BCLY	2,443	0	2,443
Buy		10,313	01/2010	CITI	223	0	223
Sell		76,657	01/2010	CITI	1,425	(814)	611
Sell		22,466	01/2010	DUB	964	0	964
Buy		37,600	01/2010	GSC	569	0	569
Sell		5,816	01/2010	GSC	55	0	55
Sell		21,280	01/2010	HSBC	0	(203)	(203)
Sell		24,550	01/2010	JPM	0	(241)	(241)
Sell		21,176	01/2010	MSC	0	(194)	(194)
Buy		10,000	01/2010	RBC	0	(494)	(494)
Sell		56,667	01/2010	RBC	712	0	712
Sell		773,202	01/2010	RBS	15,278	0	15,278
Buy	IDR	28,112,900	01/2010	BCLY	106	0	106
Buy		237,000,000	10/2010	BOA	655	0	655
Buy		1,412,000,000	10/2010	CITI	2,949	0	2,949
Buy		212,000,000	10/2010	RBS	585	0	585
Buy		427,000,000	10/2010	UBS	180	0	180
Sell	JPY	49,572,403	01/2010	DUB	20,311	0	20,311
Sell		5,133,484	01/2010	GSC	3,328	0	3,328
Buy		25,000	01/2010	JPM	0	(4)	(4)
Sell		2,686,554	01/2010	RBC	1,623	0	1,623
Buy	KRW	18,666,425	02/2010	CITI	197	0	197
Buy		277,844,406	02/2010	DUB	3,846	0	3,846
Buy		40,167,230	02/2010	MSC	305	0	305
Buy		139,000,000	02/2010	UBS	1,068	0	1,068
Buy		7,404,000	07/2010	BCLY	57	0	57
Buy		10,711,017	07/2010	DUB	95	0	95
Buy		8,775,290	07/2010	MSC	53	0	53
Buy		21,004,638	08/2010	MSC	32	0	32
Buy		9,445,951	11/2010	BCLY	0	(56)	(56)
Buy		5,163,654	11/2010	CITI	0	(42)	(42)
Buy	MXN	2,060	04/2010	DUB	0	(1)	(1)
Buy		1,861	04/2010	GSC	4	0	4
Buy		1,641	04/2010	HSBC	0	0	0
Buy		8,217	04/2010	JPM	4	0	4
Buy	MYR	141,571	02/2010	BCLY	40	(70)	(30)
Buy		210,691	02/2010	DUB	0	(930)	(930)
Buy		319,342	02/2010	HSBC	589	0	589
Buy		65,921	02/2010	JPM	0	(23)	(23)
Buy		236,012	06/2010	BCLY	616	0	616
Buy		224,617	06/2010	DUB	577	0	577
Buy		42,012	06/2010	MSC	0	(67)	(67)
Buy	NZD	9,036	01/2010	RBS	0	(33)	(33)
Sell	SEK	29,307	03/2010	CITI	0	(25)	(25)
Buy	SGD	33,144	02/2010	JPM	0	(294)	(294)
Buy		44,954	03/2010	BCLY	0	(397)	(397)
Buy		34,109	03/2010	MSC	0	(247)	(247)
Buy		18,377	03/2010	RBS	0	(140)	(140)
Buy		55,878	06/2010	CITI	0	(577)	(577)
Buy	TWD	513,919	06/2010	BOA	385	0	385
Buy		630,278	06/2010	DUB	485	0	485
Buy		676,129	06/2010	MSC	473	0	473
Buy		83,263	10/2010	BCLY	48	0	48
Buy		247,028	10/2010	CITI	163	0	163

					$100,551	$(169,973)	$(69,422)

(r) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$49,018,033	$1,266,338	$50,284,371
U.S. Government Agencies	0	52,727,188	196,752	52,923,940
U.S. Treasury Obligations	0	37,644,831	0	37,644,831
Short-Term Instruments	2,062,886	48,870,305	0	50,933,191
Other Investments+++	5,062	23,306,041	422,625	23,733,728

Investments, at value	$2,067,948	$211,566,398	$1,885,715	$215,520,061
Short Sales, at value	$0	$(21,023,915)	$0	$(21,023,915)
Financial Derivative Instruments++++	$184,950	$(473,107)	$0	$(288,157)

Total	$2,252,898	$190,069,376	$1,885,715	$194,207,989

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009++++
Corporate Bonds & Notes	$3,374	$1,293,447	$(17)	$(168)	$(30,763)	$465	$1,266,338	$(30,971)
U.S. Government Agencies	106,233	(4,133)	170	(1,199)	4,628	91,053	196,752	3,452
Other Investments+++	32,697	375,677	87	160	1,537	12,467	422,625	608

Investments, at value	$142,304	$1,664,991	$240	$(1,207)	$(24,598)	$103,985	$1,885,715	$(26,911)
Financial Derivative Instruments++++	$11,987	$0	$0	$0	$(2,546)	$(9,441)	$0	$0

Total	$154,291	$1,664,991	$240	$(1,207)	$(27,144)	$94,544	$1,885,715	$(26,911)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Fund II

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 17.8%
BANKING & FINANCE 13.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$3,312
American Express Bank FSB
5.500% due 04/16/2013	500	533
American Express Centurion Bank
6.000% due 09/13/2017	4,000	4,151
American Express Co.
7.000% due 03/19/2018	200	221
American Express Credit Corp.
5.875% due 05/02/2013	2,800	3,007
American Express Travel Related Services Co., Inc.
0.435% due 06/01/2011	6,400	6,296
American General Finance Corp.
4.875% due 05/15/2010	15,700	15,484
5.625% due 08/17/2011	400	349
American International Group, Inc.
0.394% due 10/18/2011	100	90
4.950% due 03/20/2012	1,200	1,176
5.050% due 10/01/2015	1,000	835
Bank of America Corp.
2.375% due 06/22/2012	7,300	7,443
Bank of America N.A.
5.300% due 03/15/2017	325	319
6.000% due 10/15/2036	1,300	1,260
6.100% due 06/15/2017	16,100	16,388
Bear Stearns Cos. LLC
0.357% due 02/23/2010	4,000	4,001
0.482% due 08/15/2011	700	701
0.684% due 07/19/2010	4,900	4,909
CIT Group, Inc.
7.000% due 05/01/2013	254	239
7.000% due 05/01/2014	381	355
7.000% due 05/01/2015	381	343
7.000% due 05/01/2016	635	562
7.000% due 05/01/2017	889	776
Citibank N.A.
1.875% due 05/07/2012	13,800	13,881
1.875% due 06/04/2012	400	403
Citigroup Funding, Inc.
2.250% due 12/10/2012	1,500	1,513
Citigroup, Inc.
2.125% due 04/30/2012	2,400	2,427
5.300% due 10/17/2012	1,000	1,042
5.500% due 08/27/2012	3,025	3,164
5.500% due 04/11/2013	11,200	11,620
5.625% due 08/27/2012	2,500	2,573
5.850% due 07/02/2013	700	728
6.000% due 08/15/2017	7,900	7,909
8.500% due 05/22/2019	2,800	3,239
Credit Suisse USA, Inc.
0.472% due 08/15/2010	3,487	3,491
Fifth Third Bancorp
6.250% due 05/01/2013	350	361
8.250% due 03/01/2038	16,000	15,253
General Electric Capital Corp.
2.000% due 09/28/2012	3,000	3,006
3.000% due 12/09/2011	6,800	7,013
5.875% due 01/14/2038	10,200	9,475
6.875% due 01/10/2039	3,900	4,040
Goldman Sachs Group, Inc.
5.300% due 02/14/2012	325	345
5.625% due 01/15/2017	5,800	5,932
5.950% due 01/18/2018	7,375	7,800
6.150% due 04/01/2018	4,700	5,040
6.250% due 09/01/2017	6,300	6,767
HCP, Inc.
5.650% due 12/15/2013	2,300	2,306
HSBC Bank USA N.A.
6.000% due 08/09/2017	55,500	59,342
HSBC Finance Corp.
0.334% due 03/12/2010	4,500	4,498
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	4,173
JPMorgan Chase & Co.
6.000% due 01/15/2018	1,700	1,830
7.900% due 04/29/2049	3,000	3,105
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,825	8,391
JPMorgan Chase Capital XX
6.550% due 09/15/2066	800	735
KeyBank N.A.
2.507% due 06/02/2010	5,600	5,634
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	1,700	340
5.625% due 01/24/2013 (a)	3,100	651
6.875% due 05/02/2018 (a)	1,200	255
Merrill Lynch & Co., Inc.
0.485% due 06/05/2012	500	485
2.522% due 05/12/2010	11,500	11,595
6.050% due 08/15/2012	325	348
6.400% due 08/28/2017	4,400	4,637
6.875% due 04/25/2018	19,800	21,367
MetLife, Inc.
6.400% due 12/15/2066	1,500	1,335
Metropolitan Life Global Funding I
0.312% due 05/17/2010	7,500	7,493
Morgan Stanley
0.374% due 01/15/2010	10,900	10,900
0.534% due 01/09/2012	1,000	989
2.372% due 05/14/2010	15,900	16,016
5.300% due 03/01/2013	1,150	1,213
5.625% due 01/09/2012	450	475
5.750% due 08/31/2012	850	912
5.950% due 12/28/2017	225	232
National City Bank
6.200% due 12/15/2011	375	400
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	2,959
5.550% due 04/27/2015	4,000	3,990
SLM Corp.
4.000% due 07/25/2014	2,000	1,610
5.375% due 05/15/2014	400	369
State Street Capital Trust III
8.250% due 03/15/2042	3,500	3,587
State Street Capital Trust IV
1.254% due 06/01/2077	600	407
U.S. Bank N.A.
6.375% due 08/01/2011	250	269
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	18,333
Union Planters Corp.
7.750% due 03/01/2011	2,900	2,884
USB Capital IX
6.189% due 10/29/2049	700	570
Wachovia Corp.
5.625% due 10/15/2016	1,300	1,331
Wells Fargo & Co.
7.980% due 03/29/2049	29,300	29,520
ZFS Finance USA Trust I
5.875% due 05/09/2062	467	379

		425,637

INDUSTRIALS 3.9%
Abbott Laboratories
5.875% due 05/15/2016	325	359
Amgen, Inc.
6.900% due 06/01/2038	2,600	3,034
Comcast Corp.
5.875% due 02/15/2018	1,100	1,170
6.450% due 03/15/2037	1,100	1,138
Dell, Inc.
5.650% due 04/15/2018	6,000	6,296
Delta Air Lines, Inc.
6.619% due 09/18/2012	384	384
General Mills, Inc.
0.413% due 01/22/2010	3,500	3,500
6.000% due 02/15/2012	300	324

GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	349

International Business Machines Corp.
5.700% due 09/14/2017	23,200	25,405
7.625% due 10/15/2018	350	428
Kraft Foods, Inc.
6.125% due 08/23/2018	375	396
Marathon Oil Corp.
6.000% due 10/01/2017	325	344
McDonald’s Corp.
5.800% due 10/15/2017	200	221
Oracle Corp.
4.950% due 04/15/2013	7,000	7,517
5.750% due 04/15/2018	6,900	7,473
PepsiCo, Inc.
5.000% due 06/01/2018	275	286
President and Fellows of Harvard College
6.500% due 01/15/2039	24,100	27,174
Roche Holdings, Inc.
6.000% due 03/01/2019	5,200	5,724
Rohm and Haas Co.
6.000% due 09/15/2017	2,100	2,170
Target Corp.
5.125% due 01/15/2013	6,200	6,737
Time Warner, Inc.
6.875% due 05/01/2012	380	416
United Airlines, Inc.
9.190% due 12/24/2013 (a)	5,330	1,666
Wyeth
6.950% due 03/15/2011	400	428
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	21,852

		124,791

UTILITIES 0.4%
Alltel Corp.
7.000% due 07/01/2012	2,000	2,207
AT&T, Inc.
0.378% due 02/05/2010	2,300	2,301
4.950% due 01/15/2013	1,700	1,815
5.500% due 02/01/2018	1,700	1,777
6.250% due 03/15/2011	400	424
6.300% due 01/15/2038	1,200	1,223
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,958
Verizon Communications, Inc.
5.250% due 04/15/2013	500	539

		13,244

Total Corporate Bonds & Notes (Cost $537,064)		563,672

MUNICIPAL BONDS & NOTES 2.3%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,900	1,944
7.500% due 04/01/2034	4,300	4,178
7.550% due 04/01/2039	6,200	6,014
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,624
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	629
6.899% due 12/01/2040	7,100	7,539
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2026	5,640	5,835
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	675
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	4,600	4,609
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,300	6,404
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	145	166
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	2,600	2,517
Nevada State Truckee Meadows Water Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,712
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	10,190
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,198
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	2,600	2,603
Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039	6,500	6,352
University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043	6,700	6,507

Total Municipal Bonds & Notes (Cost $68,958)		71,696

U.S. GOVERNMENT AGENCIES 25.8%
Fannie Mae
0.291% due 12/25/2036	1,722	1,593
1.832% due 07/01/2044	600	590
2.032% due 09/01/2040	2,628	2,623
2.575% due 01/01/2024	13	14
3.104% due 10/01/2035	2,764	2,821
3.223% due 09/01/2034	520	534
3.251% due 07/01/2020	80	81
3.314% due 03/01/2024	1	1
3.325% due 02/01/2023	62	64
3.719% due 12/01/2023	54	55
3.855% due 05/25/2035	607	602
4.143% due 04/01/2024	15	15
4.562% due 01/01/2035	1,596	1,612
4.826% due 09/01/2035	780	821
5.000% due 12/25/2016 - 01/01/2040	49,703	50,980
5.500% due 03/01/2016 - 01/01/2040	222,339	233,686
5.770% due 06/01/2013	599	651
5.953% due 06/21/2027	26,800	27,713
6.000% due 05/01/2017 - 01/01/2040	305,454	324,372
6.046% due 05/01/2012	298	317
6.114% due 02/01/2012	561	601
6.500% due 07/01/2013 - 06/25/2044	7,268	7,804
7.000% due 04/01/2011 - 09/25/2020	20	21
8.000% due 04/01/2015 - 10/01/2030	7	8
8.500% due 04/01/2017	1	1
9.000% due 06/01/2010 - 06/25/2018	7	7
9.250% due 07/25/2019	105	120
10.000% due 11/01/2021	3	3
Federal Home Loan Bank
1.000% due 12/28/2011	1,100	1,096
Freddie Mac
0.383% due 07/15/2019 - 08/15/2019	11,455	11,308
1.125% due 06/01/2011 - 12/15/2011	11,300	11,334
1.832% due 02/25/2045	409	379
3.129% due 12/01/2022	246	253
3.389% due 07/01/2030	61	63
5.000% due 02/15/2032 - 01/01/2040	70,405	72,739
5.123% due 02/01/2023	42	43
5.500% due 01/01/2018 - 01/01/2040	4,445	4,658
6.000% due 02/01/2016 - 01/01/2040	40,291	42,763
6.500% due 12/01/2010	4	4
7.000% due 07/15/2022	948	1,034
7.500% due 01/15/2023	2,152	2,350
8.000% due 11/01/2025 - 06/15/2030	1,164	1,226
9.000% due 12/15/2020	55	60
9.250% due 11/15/2019	1	1
9.500% due 02/01/2018	6	7
10.000% due 06/01/2011 - 03/01/2021	5	5
Ginnie Mae
3.625% due 09/20/2024 - 07/20/2030	1,128	1,157
4.125% due 12/20/2029	531	543
4.375% due 06/20/2023 - 06/20/2027	1,525	1,569
6.000% due 01/15/2024 - 01/01/2040	3,097	3,274
7.500% due 09/15/2014 - 09/15/2025	19	21
8.000% due 07/15/2010 - 08/15/2024	48	55
9.000% due 11/15/2017	19	21
9.500% due 01/20/2019 - 12/15/2021	8	10
Small Business Administration
7.449% due 08/01/2010	245	252
7.970% due 01/25/2025	108	112

Total U.S. Government Agencies (Cost $791,289)		814,047

U.S. TREASURY OBLIGATIONS 11.7%
U.S. Treasury Bonds
3.500% due 02/15/2039	16,800	13,765
4.250% due 05/15/2039	69,100	64,846
4.375% due 02/15/2038	2,500	2,401
4.375% due 11/15/2039	16,800	16,086
4.500% due 05/15/2038	16,900	16,554
4.500% due 08/15/2039	10,000	9,777
5.375% due 02/15/2031	9,400	10,390
U.S. Treasury Notes
1.000% due 07/31/2011 (d)(f)	18,100	18,133
1.000% due 08/31/2011	28,500	28,523
1.000% due 09/30/2011	66,100	66,103
1.000% due 10/31/2011 (f)	47,800	47,772
2.375% due 09/30/2014 (f)	7,000	6,943
2.625% due 12/31/2014	19,300	19,250
2.750% due 11/30/2016	51,100	49,212

Total U.S. Treasury Obligations (Cost $378,126)		369,755

MORTGAGE-BACKED SECURITIES 2.5%
American Home Mortgage Investment Trust
2.231% due 02/25/2045	1,703	1,284
Banc of America Funding Corp.
3.267% due 05/25/2035	2,976	2,800
Bear Stearns Adjustable Rate Mortgage Trust
4.990% due 04/25/2033	871	773
5.429% due 02/25/2036	3,601	2,967
Bear Stearns Alt-A Trust
5.310% due 05/25/2035	4,493	3,114
5.378% due 09/25/2035	662	444
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	433
5.471% due 01/12/2045	1,500	1,423
5.700% due 06/11/2050	5,000	4,375
Bear Stearns Mortgage Funding Trust
0.421% due 01/25/2037	12,825	5,899
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,356	2,993
4.700% due 12/25/2035	957	853
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	2,600	2,225
Countrywide Alternative Loan Trust
0.411% due 05/25/2047	2,937	1,476
Countrywide Home Loan Mortgage Pass-Through Trust
3.701% due 02/20/2035	18	15
5.250% due 02/20/2036	1,205	793
5.750% due 05/25/2033	49	48
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	500	433
CS First Boston Mortgage Securities Corp.
5.018% due 06/25/2032	64	56
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047	766	725
DLJ Acceptance Trust
11.000% due 08/01/2019	9	9
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046	1,685	1,522
0.311% due 01/25/2047	1,949	1,692
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	193
5.444% due 03/10/2039	2,200	1,949
GS Mortgage Securities Corp. II
5.805% due 08/10/2045	3,900	3,359
GSR Mortgage Loan Trust
5.156% due 01/25/2036	33	30
5.234% due 11/25/2035	3,480	2,892
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	30	33
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037	394	218
Indymac ARM Trust
2.819% due 01/25/2032	24	17
Indymac Index Mortgage Loan Trust
5.497% due 11/25/2035	5,000	3,580
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	3,700	3,217
5.420% due 01/15/2049	500	423
5.440% due 06/12/2047	1,300	1,136
5.794% due 02/12/2051	3,000	2,624
5.818% due 06/15/2049	100	97
5.882% due 02/15/2051	1,200	1,042
JPMorgan Mortgage Trust
5.022% due 02/25/2035	17	16
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021	631	588
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	551
5.485% due 03/12/2051	2,900	2,366
Morgan Stanley Capital I
0.294% due 10/15/2020	1,067	944
5.809% due 12/12/2049	300	256
Prime Mortgage Trust
0.631% due 02/25/2019	110	104
0.631% due 02/25/2034	732	664
Residential Funding Mortgage Securities I
5.564% due 02/25/2036	647	410
Structured Asset Mortgage Investments, Inc.
0.893% due 09/19/2032	506	423
Structured Asset Securities Corp.
2.607% due 01/25/2032	74	68
2.920% due 02/25/2032	66	60
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046	2,142	2,061
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021	2,921	2,493
5.342% due 12/15/2043	3,800	2,952
5.509% due 04/15/2047	1,700	1,369
WaMu Mortgage Pass-Through Certificates
0.521% due 10/25/2045	891	640
1.744% due 11/25/2042	356	234
4.671% due 05/25/2035	395	347
Wells Fargo Mortgage-Backed Securities Trust
0.731% due 07/25/2037	1,135	687
4.950% due 03/25/2036	4,383	3,629
4.957% due 01/25/2035	21	19

Total Mortgage-Backed Securities (Cost $87,861)		78,043

ASSET-BACKED SECURITIES 1.5%
ACE Securities Corp.
0.281% due 12/25/2036	845	700
Ally Auto Receivables Trust
1.320% due 03/15/2012	3,300	3,308
Amortizing Residential Collateral Trust
0.501% due 06/25/2032	647	503
Asset-Backed Funding Certificates
0.291% due 11/25/2036	262	261
Bear Stearns Asset-Backed Securities Trust
0.291% due 01/25/2037	2,839	2,564
0.321% due 06/25/2047	1,040	935
0.681% due 03/25/2043	171	168
0.731% due 06/25/2035	834	807
Countrywide Asset-Backed Certificates
0.281% due 05/25/2037	851	829
EMC Mortgage Loan Trust
0.601% due 05/25/2040	1,822	1,268
First Franklin Mortgage Loan Asset-Backed Certificates
0.271% due 01/25/2038	909	883
0.281% due 11/25/2036	1,240	1,209
Ford Credit Auto Owner Trust
1.133% due 01/15/2011	3,113	3,115
1.653% due 06/15/2012	12,700	12,787
Fremont Home Loan Trust
0.291% due 01/25/2037	910	637
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036	467	339
JPMorgan Mortgage Acquisition Corp.
0.281% due 07/25/2036	773	754
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034	107	83
Morgan Stanley ABS Capital I
0.271% due 10/25/2036	336	326
0.291% due 05/25/2037	171	153
Morgan Stanley IXIS Real Estate Capital Trust
0.281% due 11/25/2036	288	283
Option One Mortgage Loan Trust
0.281% due 01/25/2037	192	190
Quest Trust
0.351% due 08/25/2036	4,471	3,584
Securitized Asset-Backed Receivables LLC Trust
0.291% due 12/25/2036	1,142	546
SLM Student Loan Trust
1.782% due 04/25/2023	11,409	11,874
Structured Asset Securities Corp.
0.521% due 01/25/2033	211	183

Total Asset-Backed Securities (Cost $49,403)		48,289

	SHARES
COMMON STOCKS 0.0%
CIT Group, Inc.	10,337	285

Total Common Stocks (Cost $112)		285

CONVERTIBLE PREFERRED SECURITIES 1.7%
American International Group, Inc.
8.500% due 08/01/2011		2,297
Wells Fargo & Co.
7.500% due 12/31/2049	55,500	50,949

Total Convertible Preferred Securities (Cost $35,686)		53,246

PREFERRED STOCKS 0.4%
DG Funding Trust
2.532% due 12/31/2049	1,568	13,913

Total Preferred Stocks (Cost $16,522)		13,913

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 37.8%
COMMERCIAL PAPER 0.7%
Federal Home Loan Bank
0.073% due 01/13/2010	$9,000	9,000
0.073% due 02/24/2010	2,400	2,400
0.080% due 02/17/2010	10,000	10,000

		21,400

REPURCHASE AGREEMENTS 10.9%
Banc of America Securities LLC
0.100% due 01/06/2010	9,000	9,000
(Dated 12/15/2009. Collateralized by U.S. Treasury Notes 1.000% due 07/31/2011 valued at $9,162. Repurchase proceeds are $9,000.)
0.100% due 01/15/2010	4,000	4,000
(Dated 12/16/2009. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $4,009. Repurchase proceeds are $4,000.)
Deutsche Bank AG
0.090% due 01/05/2010	20,100	20,100
(Dated 12/22/2009. Collateralized by Fannie Mae 2.400% due 08/24/2012 valued at $20,448. Repurchase proceeds are $20,100.)
Goldman Sachs & Co.
0.100% due 01/06/2010	21,300	21,300
(Dated 12/23/2009. Collateralized by Ginnie Mae 5.000% due 07/15/2039 valued at $21,490. Repurchase proceeds are $21,300.)
Morgan Stanley
0.000% due 01/04/2010	285,200	285,200
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $291,187. Repurchase proceeds are $285,200.)
State Street Bank and Trust Co.
0.005% due 01/04/2010	3,510	3,510
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $3,585. Repurchase proceeds are $3,510.)

		343,110

U.S. CASH MANAGEMENT BILLS 0.0%
0.198% due 04/01/2010 (f)	1,088	1,088

U.S. TREASURY BILLS 1.0%
0.114% due 02/25/2010 - 04/08/2010 (b)(d)(f)	31,890	31,887

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 25.2%
	79,458,312	795,537

Total Short-Term Instruments (Cost $1,193,195)		1,193,022

Total Investments 101.5% (Cost $3,158,216)		$3,205,968
Written Options (h) (0.2%) (Premiums $8,481)		(7,337)
Other Assets and Liabilities (Net) (1.3%)		(41,512)

Net Assets 100.0%		$3,157,118

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $4,721 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $526,139 at a weighted average interest rate of 0.353%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $9,547 and cash of $20 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	290	$353
90-Day Eurodollar June Futures	Long	06/2010	2,939	2,159
90-Day Eurodollar March Futures	Long	03/2010	1,784	4,790
90-Day Eurodollar September Futures	Long	09/2010	72	231
U.S. Treasury 2-Year Note March Futures	Long	03/2010	4,269	(4,630)
U.S. Treasury 5-Year Note March Futures	Long	03/2010	151	(397)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	1,044	(3,752)

				$(1,246)

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	5.684%	$600	$(67)	$0	$(67)
American International Group, Inc.	DUB	5.000%	12/20/2013	5.770%	5,300	(125)	(477)	352
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.182%	2,000	(20)	0	(20)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	0.690%	300	0	0	0
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.690%	400	1	0	1
General Electric Capital Corp.	BCLY	5.000%	09/20/2010	0.679%	1,100	37	37	0
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.048%	100	0	0	0
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.257%	13,800	(104)	0	(104)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.542%	13,700	(349)	0	(349)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.048%	300	0	0	0
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.366%	2,000	128	106	22
General Electric Capital Corp.	CITI	1.100%	03/20/2010	0.690%	600	1	0	1
General Electric Capital Corp.	CITI	1.150%	03/20/2010	0.690%	400	0	0	0
General Electric Capital Corp.	DUB	1.070%	09/20/2010	0.690%	400	1	0	1
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.257%	400	19	(26)	45
General Electric Capital Corp.	DUB	5.000%	09/20/2011	1.366%	2,900	185	157	28
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.366%	2,000	128	94	34
HSBC Finance Corp.	CITI	1.000%	09/20/2010	0.526%	4,600	18	(70)	88
International Lease Finance Corp.	BCLY	5.000%	09/20/2010	7.188%	5,000	(66)	(350)	284
International Lease Finance Corp.	MLP	5.000%	12/20/2013	8.976%	4,000	(447)	(670)	223
SLM Corp.	BOA	5.000%	09/20/2011	4.133%	1,900	30	(238)	268
Wells Fargo & Co.	RBS	3.020%	03/20/2013	0.716%	8,200	600	0	600

						$(30)	$(1,437)	$1,407

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$7,992	$(1)	$0	$(1)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	0	0	0
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,926	2	0	2
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	4,800	102	0	102
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	18,518	341	0	341
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	12,249	206	0	206
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,833	29	0	29
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	3,955	64	0	64
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,508	33	0	33
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	3,086	33	0	33

					$809	$0	$809

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA	$43,300	$1,042	$905	$137
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC	112,000	2,694	2,347	347
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS	9,900	503	212	291

						$4,239	$3,464	$775

(h) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$119.000	02/19/2010	712	$221	$74
Call - CBOT U.S. Treasury 10-Year Note March Futures	121.000	02/19/2010	236	78	3
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	259	76	277
Put - CBOT U.S. Treasury 10-Year Note March Futures	116.000	02/19/2010	241	165	378

				$540	$732

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$2,000	$26	$4
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,500	24	47
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	28	12
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,000	23	17
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	57,500	253	105
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	57,500	754	1,090
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	27,000	281	49
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	4,300	9	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	4,300	37	71
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	5,300	26	10
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	34,500	388	654
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	6,600	45	32
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	8,500	17	3
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	8,500	69	140
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,500	37	28
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	6,900	32	7
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,700	17	3
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	2,400	29	26
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,700	41	32
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	4,000	17	4
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	28,900	287	53
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	4,000	35	44
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	23,100	308	438
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	9,800	48	47
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	4,000	45	7
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,900	46	17
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	24,500	110	3
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	5,700	6	2
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	5,700	57	94
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	4,300	62	47
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	100,400	2,262	1,904
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,800	89	35
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,500	151	87
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	22,100	51	7
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	20,100	201	332
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	17,900	155	33
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,000	47	57
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	6,700	64	32
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	15,000	143	39
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	17,500	105	96
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	8,500	106	15
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	14,900	124	282
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	8,500	88	41
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	114,600	880	339
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	39,000	319	219

							$7,942	$6,605

(i) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2040	$43,000	$44,789	$44,129
Fannie Mae	5.500%	01/01/2040	54,000	56,937	56,531
Fannie Mae	5.500%	02/01/2040	120,000	125,812	125,213
Fannie Mae	6.000%	01/01/2040	19,000	20,174	20,125
Fannie Mae	6.000%	02/01/2040	89,000	94,666	93,992
Freddie Mac	5.000%	01/01/2040	70,000	72,220	72,220

				$414,598	$412,210

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$563,672	$0	$563,672
U.S. Government Agencies	0	814,047	0	814,047
U.S. Treasury Obligations	0	369,755	0	369,755
Short-Term Instruments	795,537	397,485	0	1,193,022
Other Investments+++	53,531	198,028	13,913	265,472

Investments, at value	$849,068	$2,342,987	$13,913	$3,205,968
Short Sales, at value	$0	$(412,210)	$0	$(412,210)
Financial Derivative Instruments++++	$(1,246)	$(4,346)	$0	$(5,592)

Total	$847,822	$1,926,431	$13,913	$2,788,166

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$2,024	$(418)	$8	$51	$0	$(1,665)	$0	$0
Other Investments+++	0	0	0	0	(1,791)	15,704	13,913	(1,791)

Investments, at value	$2,024	$(418)	$8	$51	$(1,791)	$14,039	$13,913	$(1,791)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Total Return Fund III

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
CIT Group, Inc.
9.500% due 01/18/2012 (a)		$3,700	$3,802
Daimler Finance North America LLC
4.240% due 08/03/2012		9,775	9,555
Sensata Technologies BV
2.004% due 04/27/2013		7	7
2.031% due 04/27/2013		2,917	2,603

Total Bank Loan Obligations (Cost $15,961)			15,967

CORPORATE BONDS & NOTES 21.9%
BANKING & FINANCE 16.6%
Allied World Assurance Co. Holdings Ltd.
7.500% due 08/01/2016		100	107
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		3,000	3,205
American Express Bank FSB
0.361% due 05/29/2012		1,025	999
5.500% due 04/16/2013		300	320
6.000% due 09/13/2017		4,000	4,156
American Express Centurion Bank
6.000% due 09/13/2017		4,000	4,151
American Express Co.
7.000% due 03/19/2018		2,600	2,868
American Express Credit Corp.
5.875% due 05/02/2013		3,255	3,496
American General Finance Corp.
5.375% due 10/01/2012		265	213
6.900% due 12/15/2017		5,300	3,685
American International Group, Inc.
0.394% due 10/18/2011		7,800	7,055
5.050% due 10/01/2015		400	334
5.850% due 01/16/2018		10,400	8,546
ASIF I
0.432% due 07/26/2010		10,000	9,686
Bank of America Corp.
0.602% due 08/15/2016		1,400	1,219
2.375% due 06/22/2012		5,700	5,811
5.650% due 05/01/2018		165	168
6.500% due 08/01/2016		17,500	18,843
Bank of America N.A.
0.534% due 06/15/2016		1,300	1,159
Barclays Bank PLC
5.450% due 09/12/2012		20,400	22,075
6.050% due 12/04/2017		3,400	3,466
Bear Stearns Cos. LLC
0.482% due 08/15/2011		300	300
6.400% due 10/02/2017		8,900	9,717
7.250% due 02/01/2018		60	69
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013		85	91
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,500	1,767
Calabash Re Ltd.
8.844% due 01/08/2010		3,400	3,400
Catlin Insurance Co. Ltd.
7.249% due 12/31/2049		150	111
CIT Group, Inc.
7.000% due 05/01/2013		886	833
7.000% due 05/01/2014		1,578	1,470
7.000% due 05/01/2015		878	791
7.000% due 05/01/2016		1,464	1,296
7.000% due 05/01/2017		2,050	1,788
Citibank N.A.
1.875% due 05/07/2012		500	503
1.875% due 06/04/2012		300	302
Citigroup Funding, Inc.
2.250% due 12/10/2012		1,100	1,109
Citigroup, Inc.
0.421% due 05/18/2010		1,500	1,499
2.125% due 04/30/2012		4,000	4,045
5.100% due 09/29/2011		925	957
5.300% due 10/17/2012		1,100	1,147
5.500% due 08/27/2012		12,200	12,760
5.500% due 04/11/2013		12,700	13,177
5.625% due 08/27/2012		2,200	2,264
5.850% due 07/02/2013		700	728
6.125% due 08/25/2036		9,800	8,430
Countrywide Financial Corp.
5.800% due 06/07/2012		3,300	3,505
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		110	112
Deutsche Bank AG
4.875% due 05/20/2013		590	627
6.000% due 09/01/2017		7,200	7,862
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		500	500
7.250% due 10/25/2011		500	505
7.375% due 02/01/2011		2,100	2,143
7.875% due 06/15/2010		700	711
12.000% due 05/15/2015		4,100	4,759
General Electric Capital Corp.
2.000% due 09/28/2012		2,200	2,204
3.000% due 12/09/2011		500	516
5.625% due 05/01/2018		700	719
6.375% due 11/15/2067		300	262
6.875% due 01/10/2039		3,500	3,626
GMAC LLC
6.000% due 12/15/2011		600	588
Goldman Sachs Group, Inc.
0.701% due 03/22/2016		100	92
4.750% due 07/15/2013		790	827
5.700% due 09/01/2012		41	44
5.950% due 01/18/2018		8,500	8,990
6.250% due 09/01/2017		6,800	7,304
HSBC Capital Funding LP
9.547% due 12/29/2049		1,200	1,248
HSBC Finance Corp.
5.250% due 01/15/2014		300	314
HSBC Holdings PLC
6.500% due 05/02/2036		3,800	3,998
6.500% due 09/15/2037		1,500	1,572
ICICI Bank Ltd.
0.824% due 01/12/2010		5,800	5,771
International Lease Finance Corp.
4.875% due 09/01/2010		270	259
John Deere Capital Corp.
4.500% due 04/03/2013		555	583
JPMorgan Chase & Co.
5.750% due 01/02/2013		290	310
7.900% due 04/29/2049		4,340	4,491
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		5,700	6,112
JPMorgan Chase Capital XX
6.550% due 09/15/2066		700	643
KeyBank N.A.
2.507% due 06/02/2010		5,300	5,333
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		100	20
3.005% due 07/18/2011 (a)		3,000	600
5.625% due 01/24/2013 (a)		3,200	672
Longpoint Re Ltd.
5.504% due 11/08/2011		1,700	1,707
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	12,870
Merrill Lynch & Co., Inc.
0.472% due 02/15/2011		2,600	2,543
0.485% due 06/05/2012		2,500	2,427
0.498% due 02/05/2010		6,400	6,402
4.250% due 02/08/2010		750	752
6.050% due 08/15/2012		3,800	4,073
6.150% due 04/25/2013		155	166
6.400% due 08/28/2017		4,000	4,216
6.875% due 04/25/2018		1,070	1,155
MetLife, Inc.
5.375% due 12/15/2012		10	11
Metropolitan Life Global Funding I
5.125% due 04/10/2013		690	732
Morgan Stanley
0.374% due 01/15/2010		10,100	10,100
0.534% due 01/09/2012		1,000	989
2.372% due 05/14/2010		11,300	11,382
4.750% due 04/01/2014		110	111
6.250% due 08/28/2017		1,300	1,359
Mystic Re Ltd.
10.254% due 06/07/2011		1,100	1,122
National Australia Bank Ltd.
5.350% due 06/12/2013		3,100	3,339
Petroleum Export Ltd.
5.265% due 06/15/2011		263	256
PNC Funding Corp.
5.125% due 12/14/2010		135	140
Protective Life Secured Trusts
4.850% due 08/16/2010		115	118
Prudential Financial, Inc.
6.625% due 12/01/2037		800	823
Prudential Holdings LLC
8.695% due 12/18/2023		265	284
Regions Financial Corp.
6.375% due 05/15/2012		1,270	1,210
Residential Reinsurance 2007 Ltd.
10.506% due 06/07/2010		700	719
Resona Bank Ltd.
5.850% due 09/29/2049		800	699
Royal Bank of Scotland Group PLC
0.672% due 04/08/2011		12,300	12,330
3.000% due 12/09/2011		3,000	3,075
5.000% due 11/12/2013		1,990	1,789
7.648% due 08/29/2049		3,800	2,589
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		3,700	3,331
SLM Corp.
5.000% due 10/01/2013		410	378
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		1,700	1,469
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		45,000	46,853
Societe Generale
5.922% due 04/29/2049		2,200	1,716
State Street Capital Trust IV
1.254% due 06/01/2077		600	407
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		5,800	5,536
Temasek Financial I Ltd.
4.300% due 10/25/2019		2,300	2,260
TNK-BP Finance S.A.
6.125% due 03/20/2012		700	721
UBS AG
5.750% due 04/25/2018		1,000	1,020
5.875% due 12/20/2017		2,500	2,573
USB Capital IX
6.189% due 10/29/2049		600	488
Wachovia Capital Trust III
5.800% due 03/29/2049		245	190
Wells Fargo & Co.
7.980% due 03/29/2049		68,375	68,888
World Financial Properties
6.950% due 09/01/2013		108	109
XL Capital Ltd.
6.500% due 12/31/2049		220	168

			473,533

INDUSTRIALS 4.1%
Alcoa, Inc.
6.000% due 07/15/2013		85	90
Cameron International Corp.
6.375% due 07/15/2018		125	134
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		535	573
CODELCO, Inc.
6.150% due 10/24/2036		400	414
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		135	156
Comcast Corp.
5.875% due 02/15/2018		1,000	1,063
6.450% due 03/15/2037		1,000	1,034
6.500% due 11/15/2035		95	99
Commercial Metals Co.
7.350% due 08/15/2018		60	64
ConocoPhillips
4.400% due 05/15/2013		60	63
Dell, Inc.
4.700% due 04/15/2013		5,800	6,125
5.650% due 04/15/2018		170	178
Devon Financing Corp. ULC
6.875% due 09/30/2011		210	228
Diageo Capital PLC
5.200% due 01/30/2013		60	64
El Paso Corp.
9.625% due 05/15/2012		1,000	1,037
El Paso Natural Gas Co.
8.625% due 01/15/2022		1,000	1,172
Gaz Capital S.A.
6.212% due 11/22/2016		700	674
General Mills, Inc.
0.413% due 01/22/2010		3,200	3,200
5.250% due 08/15/2013		120	130
Hewlett-Packard Co.
4.500% due 03/01/2013		135	143
International Business Machines Corp.
5.700% due 09/14/2017		28,100	30,770
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017		150	158
Kraft Foods, Inc.
6.125% due 02/01/2018		3,000	3,160
6.500% due 08/11/2017		360	391
6.875% due 02/01/2038		1,300	1,369
Nucor Corp.
5.750% due 12/01/2017		4,800	5,169
5.850% due 06/01/2018		555	599
Oracle Corp.
4.950% due 04/15/2013		640	687
Pemex Project Funding Master Trust
5.750% due 03/01/2018		510	518
9.125% due 10/13/2010		15	16
PepsiCo, Inc.
4.650% due 02/15/2013		165	176
Petrobras International Finance Co.
7.875% due 03/15/2019		370	428
Petro-Canada
6.050% due 05/15/2018		65	70
Petroleos Mexicanos
8.000% due 05/03/2019		10,800	12,555
Plains All American Pipeline LP
6.650% due 01/15/2037		220	225
Premcor Refining Group, Inc.
6.750% due 05/01/2014		235	240
President and Fellows of Harvard College
6.000% due 01/15/2019		300	331
6.500% due 01/15/2039		21,000	23,679
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		185	200
Rohm and Haas Co.
6.000% due 09/15/2017		2,000	2,067
Suncor Energy, Inc.
5.950% due 12/01/2034		41	40
6.100% due 06/01/2018		65	70
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		8,400	8,996
Time Warner Cable, Inc.
5.850% due 05/01/2017		130	137
Time Warner, Inc.
7.625% due 04/15/2031		174	203
TransCanada Pipelines Ltd.
6.350% due 05/15/2067		365	343
Union Pacific Corp.
6.650% due 01/15/2011		265	280
UnitedHealth Group, Inc.
4.875% due 03/15/2015		120	123
Vale Overseas Ltd.
6.250% due 01/23/2017		700	732
6.875% due 11/21/2036		700	701
Williams Cos., Inc.
6.375% due 10/01/2010		4,600	4,684
Wind Acquisition Finance S.A.
12.000% due 12/01/2015		2,300	2,472
Xerox Corp.
5.500% due 05/15/2012		425	449
XTO Energy, Inc.
4.625% due 06/15/2013		220	234

			118,913

UTILITIES 1.2%
AES Corp.
8.000% due 10/15/2017		30	31
Alltel Corp.
7.000% due 07/01/2012		2,000	2,208
American Electric Power Co., Inc.
5.250% due 06/01/2015		535	555
AT&T, Inc.
4.950% due 01/15/2013		2,800	2,989
5.500% due 02/01/2018		3,055	3,193
5.600% due 05/15/2018		115	121
6.300% due 01/15/2038		1,900	1,936
Consolidated Natural Gas Co.
5.000% due 03/01/2014		180	189
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		150	155
Dominion Resources, Inc.
5.000% due 03/15/2013		36	38
Duke Energy Carolinas LLC
5.100% due 04/15/2018		120	124
Enel Finance International S.A.
6.800% due 09/15/2037		10,200	11,315
Florida Power & Light Co.
5.550% due 11/01/2017		120	130
Florida Power Corp.
5.650% due 06/15/2018		130	140
Nevada Power Co.
6.500% due 08/01/2018		120	129
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		310	333
8.125% due 05/01/2012		45	51
Pacific Gas & Electric Co.
4.200% due 03/01/2011		39	40
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,196	1,220
Qwest Corp.
8.875% due 03/15/2012		50	54
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		1,600	1,601
Southern California Edison Co.
5.625% due 02/01/2036		180	181
Southern California Gas Co.
5.450% due 04/15/2018		54	57
Verizon Communications, Inc.
5.500% due 04/01/2017		620	655
6.100% due 04/15/2018		140	152
Verizon Global Funding Corp.
7.750% due 12/01/2030		40	47
Verizon New England, Inc.
6.500% due 09/15/2011		90	96
Verizon New Jersey, Inc.
5.875% due 01/17/2012		100	107
Verizon Wireless Capital LLC
2.869% due 05/20/2011		4,400	4,551
Virginia Electric and Power Co.
5.400% due 04/30/2018		650	682
6.350% due 11/30/2037		500	548

			33,628

Total Corporate Bonds & Notes (Cost $594,831)			626,074

MUNICIPAL BONDS & NOTES 0.3%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035		300	306
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		1,500	1,535
7.500% due 04/01/2034		1,500	1,458
7.550% due 04/01/2039		1,500	1,455
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041		2,100	2,033
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		1,800	1,802

Total Municipal Bonds & Notes (Cost $8,682)			8,589

U.S. GOVERNMENT AGENCIES 24.9%
Fannie Mae
0.291% due 07/25/2037		4,581	4,137
1.832% due 07/01/2044		512	503
2.375% due 05/20/2010		575	580
2.417% due 08/01/2035		4,033	4,118
3.110% due 08/01/2035		1,984	2,022
3.223% due 09/01/2034		407	418
3.419% due 07/01/2035		4,127	4,233
3.607% due 03/01/2033		41	42
3.762% due 07/01/2034		24	25
3.855% due 05/25/2035		486	482
4.377% due 01/01/2035		907	917
4.826% due 09/01/2035		779	821
4.846% due 04/01/2038		579	608
4.875% due 04/01/2038		814	851
4.892% due 04/01/2038		681	714
5.000% due 01/01/2040		600	616
5.500% due 12/01/2016 - 01/01/2040		325,518	342,225
5.786% due 09/01/2037		529	563
5.805% due 02/01/2031		4	4
6.000% due 10/01/2016 - 01/01/2039		229,155	243,340
6.500% due 01/01/2011 - 06/25/2044		2,185	2,351
7.000% due 03/01/2013 - 10/01/2031		33	36
7.500% due 05/01/2011 - 02/01/2027		201	226
9.000% due 06/01/2025		1	1
Federal Home Loan Bank
1.000% due 12/28/2011		1,000	996
Federal Housing Administration
7.430% due 01/25/2023		592	591
Freddie Mac
0.383% due 07/15/2019 - 08/15/2019		10,442	10,309
1.125% due 06/01/2011 - 12/15/2011		8,000	8,021
1.832% due 02/25/2045		333	308
3.129% due 12/01/2022		40	41
3.389% due 07/01/2030		18	19
3.396% due 08/15/2032		621	625
3.904% due 04/01/2033		6	6
4.936% due 04/01/2038		1,027	1,076
5.500% due 06/01/2019 - 01/01/2040		2,082	2,187
6.000% due 02/01/2016 - 01/01/2040		25,944	27,591
6.500% due 05/01/2016 - 05/15/2032		21,678	23,590
7.000% due 11/01/2011 - 07/01/2029		1,679	1,755
7.500% due 07/01/2011 - 09/01/2025		27	30
8.000% due 01/01/2012		2	2
Ginnie Mae
0.832% due 02/16/2030		103	103
3.625% due 09/20/2023 - 08/20/2027		276	282
3.750% due 02/20/2032		838	859
4.125% due 10/20/2024 - 12/20/2026		262	268
4.375% due 06/20/2022 - 01/20/2026		509	523
6.000% due 01/15/2029 - 01/01/2040		3,875	4,098
6.500% due 05/15/2032 - 06/15/2032		38	41
7.000% due 12/15/2011 - 02/20/2032		37	40
10.250% due 02/15/2017		396	437
Small Business Administration
4.430% due 05/01/2029		13,774	14,064
5.130% due 09/01/2023		614	646
5.520% due 06/01/2024		4,143	4,372
7.449% due 08/01/2010		100	103

Total U.S. Government Agencies (Cost $683,356)			712,816

U.S. TREASURY OBLIGATIONS 11.8%
U.S. Treasury Bonds
3.500% due 02/15/2039		3,800	3,114
4.250% due 05/15/2039		26,100	24,493
4.375% due 02/15/2038		3,700	3,553
4.375% due 11/15/2039		11,500	11,011
4.500% due 05/15/2038		700	686
4.500% due 08/15/2039		14,200	13,883
5.375% due 02/15/2031		8,900	9,837
U.S. Treasury Notes
1.000% due 07/31/2011 (g)		165,500	165,804
1.000% due 09/30/2011		31,900	31,901
1.000% due 10/31/2011		4,100	4,098
2.375% due 09/30/2014 (g)		11,000	10,911
2.625% due 12/31/2014		17,400	17,355
2.750% due 11/30/2016		41,200	39,677

Total U.S. Treasury Obligations (Cost $341,470)			336,323

MORTGAGE-BACKED SECURITIES 4.8%
American Home Mortgage Investment Trust
2.231% due 02/25/2045		1,340	1,011
Banc of America Funding Corp.
3.267% due 05/25/2035		2,017	1,899
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		147	149
Bear Stearns Adjustable Rate Mortgage Trust
3.770% due 01/25/2034		1,203	1,067
4.456% due 02/25/2033		78	73
5.632% due 02/25/2033		110	107
Bear Stearns Alt-A Trust
5.310% due 05/25/2035		2,813	1,950
5.378% due 09/25/2035		1,369	917
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	865
5.471% due 01/12/2045		2,800	2,655
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		1,503	1,458
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		3,105	1,918
5.673% due 12/26/2046		1,795	1,017
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		15,000	13,416
Citigroup Mortgage Loan Trust, Inc.
4.557% due 03/25/2034		110	105
4.700% due 12/25/2035		778	693
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		575	433
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		1,600	1,369
Countrywide Alternative Loan Trust
0.411% due 05/25/2047		2,497	1,254
Countrywide Home Loan Mortgage Pass-Through Trust
3.510% due 11/25/2034		2,534	2,055
3.701% due 02/20/2035		4,480	3,675
5.250% due 02/20/2036		975	642
5.750% due 05/25/2033		49	49
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		1,400	1,213
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047		816	773
GE Capital Commercial Mortgage Corp.
6.070% due 06/10/2038		850	891
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		1,462	1,321
0.311% due 01/25/2047		1,780	1,545
Greenpoint Mortgage Pass-Through Certificates
3.829% due 10/25/2033		1,635	1,209
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	484
5.444% due 03/10/2039		3,000	2,657
GS Mortgage Securities Corp. II
5.805% due 08/10/2045		2,900	2,497
GSR Mortgage Loan Trust
5.234% due 11/25/2035		3,271	2,718
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		1,332	1,311
5.099% due 07/19/2035		2,176	1,513
HSBC Asset Loan Obligation
5.236% due 09/25/2037		14,412	7,987
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		341	189
Indymac ARM Trust
2.819% due 01/25/2032		11	8
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		610	573
3.176% due 01/25/2036		3,037	1,898
JPMorgan Chase Commercial Mortgage Securities Corp.
5.273% due 02/12/2051		381	389
5.336% due 05/15/2047		3,600	3,130
5.440% due 06/12/2047		1,870	1,633
5.794% due 02/12/2051		2,000	1,750
5.818% due 06/15/2049		400	389
JPMorgan Mortgage Trust
5.750% due 01/25/2036		2,537	2,116
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		479	446
Mellon Residential Funding Corp.
0.719% due 06/15/2030		2,405	2,025
Merrill Lynch Countrywide Commercial Mortgage Trust
0.000% due 07/09/2021		6,200	5,272
5.378% due 08/12/2048		600	472
5.485% due 03/12/2051		3,000	2,448
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		1,461	1,003
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		406	287
Morgan Stanley Capital I
0.294% due 10/15/2020		998	883
4.970% due 12/15/2041		676	677
5.809% due 12/12/2049		20,600	17,604
5.880% due 06/11/2049		10,125	9,050
Morgan Stanley Dean Witter Capital I
4.920% due 03/12/2035		555	565
Prime Mortgage Trust
0.631% due 02/25/2019		63	60
0.631% due 02/25/2034		378	343
Structured Adjustable Rate Mortgage Loan Trust
5.491% due 07/25/2035		630	496
Structured Asset Mortgage Investments, Inc.
0.361% due 03/25/2037		3,783	1,747
0.483% due 07/19/2035		3,017	2,474
Structured Asset Securities Corp.
2.920% due 02/25/2032		31	28
3.716% due 10/25/2035		1,507	1,240
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		1,904	1,832
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021		2,722	2,323
5.308% due 11/15/2048		2,000	1,881
5.342% due 12/15/2043		4,000	3,107
5.678% due 05/15/2046		580	512
WaMu Mortgage Pass-Through Certificates
0.521% due 10/25/2045		707	507
1.744% due 11/25/2042		309	203
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		3,586	2,970

Total Mortgage-Backed Securities (Cost $139,349)			137,426

ASSET-BACKED SECURITIES 0.9%
Asset-Backed Funding Certificates
0.291% due 11/25/2036		175	174
0.291% due 01/25/2037		568	547
Asset-Backed Securities Corp. Home Equity
0.506% due 09/25/2034		778	648
Bear Stearns Asset-Backed Securities Trust
0.291% due 01/25/2037		2,581	2,331
0.681% due 03/25/2043		74	73
Carrington Mortgage Loan Trust
0.551% due 10/25/2035		752	692
Countrywide Asset-Backed Certificates
0.281% due 07/25/2037		4,654	4,381
0.491% due 05/25/2036		4,949	4,167
0.711% due 12/25/2031		290	139
Credit-Based Asset Servicing & Securitization LLC
0.321% due 12/25/2037		713	705
First Franklin Mortgage Loan Asset-Backed Certificates
0.281% due 11/25/2036		1,082	1,055
Fremont Home Loan Trust
0.291% due 01/25/2037		811	568
GSAMP Trust
0.301% due 12/25/2036		1,409	892
HFC Home Equity Loan Asset-Backed Certificates
0.523% due 01/20/2034		3,030	2,567
HSBC Asset Loan Obligation
0.291% due 12/25/2036		2,671	2,207
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036		415	302
JPMorgan Mortgage Acquisition Corp.
0.281% due 07/25/2036		684	668
0.281% due 08/25/2036		35	34
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		97	75
MBNA Master Credit Card Trust
7.800% due 10/15/2012		200	205
Morgan Stanley ABS Capital I
0.271% due 10/25/2036		287	278
0.281% due 11/25/2036		917	893
Morgan Stanley Mortgage Loan Trust
0.591% due 04/25/2037		844	326
Option One Mortgage Loan Trust
0.281% due 01/25/2037		235	233
Securitized Asset-Backed Receivables LLC Trust
0.291% due 12/25/2036		1,061	507
Structured Asset Securities Corp.
0.281% due 10/25/2036		763	725

Total Asset-Backed Securities (Cost $29,527)			25,392

SOVEREIGN ISSUES 0.9%
China Development Bank Corp.
5.000% due 10/15/2015		100	108
Export-Import Bank of China
4.875% due 07/21/2015		500	534
Export-Import Bank of Korea
5.875% due 01/14/2015		14,500	15,594
Mexico Government International Bond
6.050% due 01/11/2040		2,100	2,029
Swedish Housing Finance Corp.
3.125% due 03/23/2012		6,300	6,415

Total Sovereign Issues (Cost $23,545)			24,680

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%
American International Group, Inc.
4.000% due 09/20/2011	EUR	3,600	4,854
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,900	1,097
12.500% due 01/05/2022		2,800	1,825
Citigroup, Inc.
0.867% due 06/28/2013	EUR	200	271
4.750% due 02/10/2019		2,575	3,215
6.400% due 03/27/2013		200	305
Countrywide Financial Corp.
1.115% due 11/23/2010		1,700	2,444
5.125% due 02/17/2011	GBP	800	1,320
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	900	1,321
General Electric Capital Corp.
5.500% due 09/15/2067		10,500	11,741
KeyCorp
0.915% due 11/22/2010		2,900	3,919
LeasePlan Corp. NV
3.125% due 02/10/2012		2,400	3,526
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	550	711
SLM Corp.
3.125% due 09/17/2012	EUR	11,558	14,746
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	300	376
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	1,100	1,593
Swedbank AB
3.625% due 12/02/2011		300	442

Total Foreign Currency-Denominated Issues (Cost $48,932)			53,706

	SHARES
COMMON STOCKS 0.0%
CIT Group, Inc.		26,524	732

Total Common Stocks (Cost $288)			732

CONVERTIBLE PREFERRED SECURITIES 0.9%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	1,313
Wells Fargo & Co.
7.500% due 12/31/2049		26,298	24,142

Total Convertible Preferred Securities (Cost $20,107)			25,455

PREFERRED STOCKS 0.3%
Centaur Funding Corp.
9.080% due 04/21/2020		125	127
DG Funding Trust
2.532% due 12/31/2049		1,065	9,450
Northern Rock PLC
8.000% due 12/31/2049		260,000	195

Total Preferred Stocks (Cost $17,965)			9,772

SHORT-TERM INSTRUMENTS 29.6%
COMMERCIAL PAPER 0.0%
Freddie Mac
0.255% due 03/15/2010 (g)		6	6

REPURCHASE AGREEMENTS 3.6%
JPMorgan Chase Bank N.A.
-0.020% due 01/04/2010		7,000	7,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $7,159. Repurchase proceeds are $7,000.)
0.000% due 01/04/2010		90,600	90,600
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $92,629. Repurchase proceeds are $90,600.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		3,551	3,551
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $3,625. Repurchase proceeds are $3,551.)

			101,151

JAPAN TREASURY BILLS 0.7%
0.127% due 03/29/2010	JPY	1,930,000	20,721

U.S. CASH MANAGEMENT BILLS 0.1%
0.136% due 04/01/2010 (d)(e)(g)		$2,934	2,934

U.S. TREASURY BILLS 0.2%
0.146% due 02/25/2010 -
04/08/2010 (b)(d)(g)		4,694	4,694

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 25.0%
		71,429,961	715,157

Total Short-Term Instruments (Cost $845,552)			844,663

Total Investments 98.8% (Cost $2,769,565)			$2,821,595
Written Options (i) (0.2%) (Premiums $6,698)			(5,237)
Other Assets and Liabilities (Net) 1.4%			40,864

Net Assets 100.0%			$2,857,222

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $1,200 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) Securities with an aggregate market value of $150 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $509,499 at a weighted average interest rate of 0.393%. On December 31, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $9,731 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2010	110	$363
90-Day Eurodollar December Futures	Long	12/2010	289	398
90-Day Eurodollar June Futures	Long	06/2010	1,261	1,262
90-Day Eurodollar March Futures	Long	03/2010	1,692	4,008
90-Day Eurodollar September Futures	Long	09/2010	104	299
Euro-Bobl March Futures	Long	03/2010	623	(764)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	181	(467)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 125.000	Short	03/2010	18	12
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 121.000	Short	03/2010	18	(17)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	3,121	(3,155)
U.S. Treasury 5-Year Note March Futures	Long	03/2010	1	(3)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	751	(2,919)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	24	27
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	64	140
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	31	80
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	64	119

				$(617)

(h) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.182%	$1,900	$(19)	$0	$(19)
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	3.687%	1,100	56	0	56
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	3.687%	300	2	0	2
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	0.690%	200	0	0	0
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.690%	200	1	0	1
General Electric Capital Corp.	BCLY	5.000%	09/20/2010	0.679%	2,700	90	91	(1)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	0.679%	800	2	(10)	12
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.048%	200	0	0	0
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.366%	2,800	179	148	31
General Electric Capital Corp.	CITI	1.100%	03/20/2010	0.690%	900	1	0	1
General Electric Capital Corp.	CITI	1.150%	03/20/2010	0.690%	600	1	0	1
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.313%	4,000	223	(195)	418
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.590%	2,000	181	0	181
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.590%	1,900	195	0	195
General Electric Capital Corp.	DUB	1.000%	09/20/2010	0.679%	400	1	(4)	5
General Electric Capital Corp.	DUB	1.070%	09/20/2010	0.690%	300	1	0	1
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.387%	900	2	0	2
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.590%	1,500	186	0	186
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.048%	800	(1)	0	(1)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.366%	1,000	64	52	12
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.468%	2,100	(22)	(49)	27
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.366%	2,700	(15)	(41)	26
GMAC, Inc.	BCLY	3.650%	09/20/2012	4.042%	1,000	(8)	0	(8)
GMAC, Inc.	GSC	3.200%	09/20/2012	4.042%	600	(11)	0	(11)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.413%	800	(1)	0	(1)
JSC Gazprom	JPM	0.970%	10/20/2012	2.222%	400	(13)	0	(13)
JSC Gazprom	JPM	1.020%	10/20/2012	2.222%	400	(12)	0	(12)
JSC Gazprom	JPM	2.170%	02/20/2013	2.290%	1,000	5	0	5
JSC Gazprom	MSC	2.180%	02/20/2013	2.290%	600	3	0	3
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.369%	100	(2)	0	(2)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.851%	2,400	2	0	2
Panama Government International Bond	JPM	1.250%	01/20/2017	1.439%	900	(5)	0	(5)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.851%	1,000	1	0	1
SLM Corp.	BOA	4.800%	03/20/2013	4.675%	2,500	13	0	13
SLM Corp.	CITI	4.850%	03/20/2013	4.675%	2,700	18	0	18
SLM Corp.	DUB	5.000%	09/20/2014	5.138%	100	0	(11)	11
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.765%	300	3	2	1
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.765%	200	3	1	2
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.765%	300	3	2	1
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.765%	400	5	3	2

						$1,132	$(11)	$1,143

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	$1,800	$194	$179	$15
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	7,511	(1)	0	(1)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	0	0	0
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,830	2	0	2
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	11,670	197	0	197
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,061	17	0	17
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,218	36	0	36
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,315	30	0	30
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,893	31	0	31

					$506	$179	$327

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,300	$558	$(6)	$564
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,800	99	0	99
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,200	70	0	70
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	9,400	17	0	17
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		6,200	18	0	18
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		2,400	8	0	8
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		5,000	79	(9)	88
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		5,000	81	(7)	88
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		8,200	172	8	164
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		3,400	80	3	77
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		3,700	166	0	166
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		11,700	(197)	(211)	14
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		1,100	(7)	0	(7)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		700	(4)	0	(4)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,600	(10)	0	(10)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		6,300	(20)	6	(26)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		10,100	92	0	92
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		12,600	217	(84)	301
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		600	26	4	22
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,100	91	8	83
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	3,000	(17)	8	(25)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		44,000	(255)	24	(279)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	13,000	(51)	73	(124)
Pay	3-Month CAD Bank Bill	5.700%	12/18/2024	RBS		30,800	(245)	(21)	(224)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$22,300	536	466	70
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		106,000	2,550	2,221	329
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		10,800	549	231	318
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	25,700	173	0	173
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	4,500	635	(68)	703
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		53,700	(329)	142	(471)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		104,400	(639)	185	(824)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		96,400	(590)	192	(782)

							$3,853	$3,165	$688

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$117.500	02/19/2010	59	$27	$19
Call - CBOT U.S. Treasury 10-Year Note March Futures	119.000	02/19/2010	871	265	90
Call - CBOT U.S. Treasury 10-Year Note March Futures	121.000	02/19/2010	266	98	3
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/19/2010	59	37	40
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	507	206	542
Put - CBOT U.S. Treasury 10-Year Note March Futures	116.000	02/19/2010	273	174	429

				$807	$1,123

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Receive	2.500%	02/17/2010	EUR	4,800	$15	$3
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		$1,000	16	19
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		21,000	175	54
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		2,000	14	6
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		5,000	39	28
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		19,500	70	36
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		19,500	245	370
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		3,700	7	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		3,700	32	61
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		2,000	17	10
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		19,100	34	6
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		19,100	145	315
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		3,700	17	4
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		3,700	16	4
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		55,100	339	100
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		3,700	32	41
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		40,800	789	774
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		9,000	45	43
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		5,300	42	16
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010		21,800	98	2
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		6,100	7	2
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010		6,100	61	101
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		27,200	591	516
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		9,000	97	23
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		12,200	93	36
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		12,000	109	67
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010		2,000	21	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010		7,000	63	13
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		6,000	95	114
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		4,400	42	21
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		19,000	181	49
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		84,100	685	471
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		16,200	98	89
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		16,500	170	79
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		15,000	122	39
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		128,800	993	381
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		19,000	161	106

								$5,776	$4,001

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	02/19/2010	$7,300	$51	$25
Call - OTC USD versus JPY		95.000	02/19/2010	7,300	64	88

					$115	$113

(j) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2040	$214,000	$225,336	$224,031
Fannie Mae	5.500%	02/01/2040	5,000	5,242	5,217
Fannie Mae	6.000%	01/01/2040	31,000	32,872	32,836
Fannie Mae	6.000%	02/01/2040	41,000	43,466	43,300

				$306,916	$305,384

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,007	01/2010	RBS	$0	$(148)	$(148)
Sell		152	01/2010	RBS	2	0	2
Buy	BRL	1,839	02/2010	HSBC	20	(6)	14
Buy		1,124	02/2010	RBC	0	(5)	(5)
Buy		24,897	02/2010	RBS	819	0	819
Buy	CAD	3,159	01/2010	JPM	53	0	53
Buy	CNY	3,491	03/2010	BCLY	0	(5)	(5)
Sell		3,352	03/2010	BCLY	2	0	2
Sell		5,435	03/2010	CITI	4	0	4
Sell		13,976	03/2010	DUB	10	0	10
Buy		3,499	03/2010	HSBC	0	(4)	(4)
Buy		21,309	03/2010	JPM	0	(26)	(26)
Sell		5,537	03/2010	MSC	4	0	4
Buy		3,071	08/2010	BCLY	0	(7)	(7)
Buy		3,878	08/2010	DUB	0	(8)	(8)
Buy		18,096	08/2010	HSBC	5	(24)	(19)
Buy		29,906	08/2010	JPM	10	(27)	(17)
Buy		15,765	08/2010	MSC	9	(12)	(3)
Buy		3,277	11/2010	BCLY	0	(4)	(4)
Buy		5,313	11/2010	CITI	0	(7)	(7)
Buy		13,713	11/2010	DUB	0	(22)	(22)
Buy		5,399	11/2010	MSC	0	(10)	(10)
Sell	EUR	3,900	01/2010	CITI	0	(27)	(27)
Sell		13	01/2010	HSBC	1	0	1
Sell		1,300	01/2010	RBC	0	0	0
Sell		16,647	02/2010	RBS	842	0	842
Sell		19,087	03/2010	GSC	366	0	366
Buy	GBP	500	01/2010	CITI	11	0	11
Buy		948	01/2010	GSC	14	0	14
Sell		6,925	01/2010	RBS	136	0	136
Buy	IDR	1,896,350	01/2010	BCLY	7	0	7
Buy		2,949,300	10/2010	BOA	8	0	8
Buy		20,808,274	10/2010	CITI	44	0	44
Buy		2,949,300	10/2010	RBS	8	0	8
Buy		6,059,313	10/2010	UBS	3	0	3
Sell	JPY	529,925	01/2010	BNP	214	0	214
Sell		1,930,000	03/2010	JPM	828	0	828
Buy	KRW	417,029	02/2010	CITI	4	0	4
Buy		1,235,430	02/2010	DUB	10	0	10
Buy		564,576	02/2010	MSC	4	0	4
Buy		1,999,710	02/2010	UBS	15	0	15
Buy		119,000	07/2010	BCLY	1	0	1
Buy		235,997	07/2010	DUB	2	0	2
Buy		196,050	07/2010	MSC	1	0	1
Buy		2,885,511	08/2010	BCLY	34	0	34
Buy		469,267	08/2010	MSC	1	0	1
Buy		211,034	11/2010	BCLY	0	(1)	(1)
Buy		115,362	11/2010	CITI	0	(1)	(1)
Buy	MXN	5,224	04/2010	JPM	3	0	3
Buy	MYR	1,148	02/2010	BCLY	0	(1)	(1)
Buy		1,686	02/2010	DUB	0	(7)	(7)
Buy		4,625	02/2010	HSBC	8	0	8
Buy		534	02/2010	JPM	0	0	0
Buy		3,373	06/2010	BCLY	9	0	9
Buy		3,372	06/2010	DUB	9	0	9
Buy		341	06/2010	MSC	0	(1)	(1)
Buy	SGD	321	02/2010	JPM	0	(3)	(3)
Buy		435	03/2010	BCLY	0	(4)	(4)
Buy		330	03/2010	MSC	0	(2)	(2)
Buy		177	03/2010	RBS	0	(1)	(1)
Buy		541	06/2010	CITI	0	(6)	(6)
Buy	TWD	8,437	06/2010	BOA	6	0	6
Buy		9,912	06/2010	DUB	8	0	8
Buy		10,901	06/2010	MSC	8	0	8
Buy		1,367	10/2010	BCLY	1	0	1
Buy		4,055	10/2010	CITI	3	0	3

					$3,547	$(369)	$3,178

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$626,074	$0	$626,074
U.S. Government Agencies	0	712,225	591	712,816
U.S. Treasury Obligations	0	336,323	0	336,323
Short-Term Instruments	715,157	129,506	0	844,663
Other Investments+++	24,874	267,395	9,450	301,719

Investments, at value	$740,031	$2,071,523	$10,041	$2,821,595

Short Sales, at value	$0	$(305,384)	$0	$(305,384)

Financial Derivative Instruments++++	$(617)	$99	$0	$(518)

Total	$739,414	$1,766,238	$10,041	$2,515,693

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
U.S. Government Agencies	$625	$(28)	$(1)	$0	$(5)	$0	$591	$(5)
Other Investments+++	0	0	0	0	(1,217)	10,667	9,450	(1,217)

Investments, at value	$625	$(28)	$(1)	$0	$(1,222)	$10,667	$10,041	$(1,222)
Financial Derivative Instruments++++	$946	$0	$0	$0	$85	$(1,031)	$0	$0

Total	$1,571	$(28)	$(1)	$0	$(1,137)	$9,636	$10,041	$(1,222)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Unconstrained Bond Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
CIT Group, Inc.
5.000% due 12/06/2011 (a)		$9,650	$7,638
9.500% due 01/18/2012 (a)		4,600	4,727
Daimler Finance North America LLC
4.240% due 08/03/2012		7,959

Total Bank Loan Obligations (Cost $18,425)			20,145

CORPORATE BONDS & NOTES 27.1%
BANKING & FINANCE 16.1%
American Express Bank FSB
0.314% due 07/13/2010		500	498
5.500% due 04/16/2013		1,000	1,067
6.000% due 09/13/2017		1,600	1,663
American Express Centurion Bank
0.292% due 03/23/2010		4,200	4,197
0.314% due 07/13/2010		9,800	9,783
0.384% due 06/12/2012		2,900	2,815
6.000% due 09/13/2017		200	208
American Express Co.
7.000% due 03/19/2018		13,400	14,780
American Express Credit Corp.
0.384% due 10/04/2010		7,855	7,836
0.415% due 12/02/2010		100	100
1.631% due 05/27/2010		9,314	9,353
American General Finance Corp.
4.000% due 03/15/2011		7,972	7,210
5.625% due 08/17/2011		1,800	1,571
5.750% due 09/15/2016		4,300	2,907
6.900% due 12/15/2017		300	209
American International Group, Inc.
4.950% due 03/20/2012		1,100	1,078
5.600% due 10/18/2016		1,500	1,243
5.850% due 01/16/2018		300	246
8.175% due 05/15/2068		7,500	5,006
8.250% due 08/15/2018		49,300	46,354
ANZ National International Ltd.
6.200% due 07/19/2013		2,400	2,586
Banco Santander Chile
2.875% due 11/13/2012		43,900	44,283
Bank of America Corp.
0.544% due 10/14/2016		1,700	1,504
5.650% due 05/01/2018		9,900	10,071
7.375% due 05/15/2014		9,100	10,336
7.625% due 06/01/2019		400	463
Bank of America N.A.
0.799% due 06/23/2010		200	200
Barclays Bank PLC
5.200% due 07/10/2014		2,900	3,077
5.450% due 09/12/2012		800	866
6.050% due 12/04/2017		9,800	9,989
7.434% due 09/29/2049		1,200	1,110
10.179% due 06/12/2021		15,140	19,577
Barnett Capital III
0.906% due 02/01/2027		700	476
Bear Stearns Cos. LLC
7.250% due 02/01/2018		900	1,035
Block Financial LLC
7.875% due 01/15/2013		2,500	2,787
BNP Paribas
5.186% due 06/29/2049		3,000	2,474
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,500	6,372
Capital One Financial Corp.
6.750% due 09/15/2017		100	108
7.375% due 05/23/2014		3,000	3,400
CIT Group, Inc.
7.000% due 05/01/2013		1,340	1,259
7.000% due 05/01/2014		2,010	1,871
7.000% due 05/01/2015		2,010	1,809
7.000% due 05/01/2016		3,349	2,964
7.000% due 05/01/2017		12,489	10,897
CitiFinancial, Inc.
6.625% due 06/01/2015		100	99
Citigroup Funding, Inc.
1.325% due 05/07/2010		6,000	6,014
Citigroup, Inc.
4.125% due 02/22/2010		175	176
5.300% due 10/17/2012		500	521
5.500% due 04/11/2013		100	104
6.125% due 05/15/2018		5,900	5,942
Credit Suisse New York
6.000% due 02/15/2018		100	105
Deutsche Bank AG
4.875% due 05/20/2013		900	957
General Electric Capital Corp.
0.484% due 01/08/2016		399	362
Goldman Sachs Group, Inc.
0.458% due 02/06/2012		6,600	6,554
0.551% due 06/28/2010		700	701
0.684% due 10/07/2011		3,800	3,626
5.750% due 10/01/2016		200	211
5.950% due 01/18/2018		500	529
6.150% due 04/01/2018		5,100	5,468
HSBC Finance Corp.
0.485% due 08/09/2011		900	883
0.686% due 06/01/2016		2,100	1,921
Hyatt Hotels Corp.
5.750% due 08/15/2015		300	302
6.875% due 08/15/2019		7,500	7,504
International Lease Finance Corp.
0.684% due 01/15/2010		900	898
4.875% due 09/01/2010		10,365	9,958
5.750% due 06/15/2011		1,300	1,195
JPMorgan Chase Capital XX
6.550% due 09/15/2066		3,000	2,758
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		506	466
KeyCorp
6.500% due 05/14/2013		1,000	1,033
LBG Capital No.1 PLC
8.500% due 12/29/2049		2,700	2,006
LeasePlan Corp. NV
3.000% due 05/07/2012		3,000	3,073
Lloyds TSB Bank PLC
12.000% due 12/29/2049		55,300	54,298
Macquarie Bank Ltd.
4.100% due 12/17/2013		11,800	12,411
Macquarie Group Ltd.
7.625% due 08/13/2019		300	335
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,000	2,089
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014		5,000	5,065
5.000% due 01/15/2015		2,300	2,342
6.875% due 04/25/2018		10,500	11,331
Morgan Stanley
2.372% due 05/14/2010		3,300	3,324
5.750% due 10/18/2016		500	520
6.000% due 04/28/2015		2,000	2,133
6.600% due 04/01/2012		1,000	1,089
7.300% due 05/13/2019		1,000	1,125
National Australia Bank Ltd.
0.725% due 02/08/2010		1,000	1,000
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		100	104
Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		6,000	6,310
Rabobank Capital Funding II
5.260% due 12/29/2049		300	250
Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,200	2,656
Rabobank Nederland NV
11.000% due 06/29/2049		300	367
RBS Capital Trust III
5.512% due 09/29/2049		300	154
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		6,300	6,394
6.400% due 10/21/2019		50,000	49,929
6.990% due 10/29/2049		3,745	2,081
7.648% due 08/29/2049		900	613
9.118% due 03/31/2049		5,000	4,575
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		5,400	4,861
SLM Corp.
0.512% due 10/25/2011		500	468
0.582% due 01/27/2014		21,200	16,370
4.500% due 07/26/2010		600	598
8.450% due 06/15/2018		100	99
Swedbank AB
3.000% due 12/22/2011		4,000	4,101
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		20,700	21,468
UBS AG
1.173% due 06/19/2010		2,400	2,383
5.750% due 04/25/2018		1,600	1,631
UBS Preferred Funding Trust V
6.243% due 05/29/2049		5,500	4,359
Wachovia Bank N.A.
0.584% due 03/15/2016		900	809
Wachovia Corp.
0.471% due 08/01/2013		4,000	3,857
5.300% due 10/15/2011		1,000	1,062
WEA Finance LLC
6.750% due 09/02/2019		6,900	7,422
Wells Fargo Bank N.A.
0.482% due 05/16/2016		500	443
4.750% due 02/09/2015		1,000	1,021

			562,451

INDUSTRIALS 8.9%
Aetna, Inc.
6.500% due 09/15/2018		500	533
Alcoa, Inc.
5.870% due 02/23/2022		1,700	1,582
Altria Group, Inc.
9.700% due 11/10/2018		9,100	11,267
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		3,000	3,315
Avnet, Inc.
6.625% due 09/15/2016		1,600	1,653
Black & Decker Corp.
8.950% due 04/15/2014		4,600	5,443
Boston Scientific Corp.
6.000% due 06/15/2011		100	105
6.000% due 01/15/2020		5,000	5,119
Burlington Northern Santa Fe Corp.
8.125% due 04/15/2020		1,000	1,211
CBS Corp.
8.875% due 05/15/2019		5,000	5,992
Centex Corp.
5.700% due 05/15/2014		1,000	1,025
CIGNA Corp.
8.500% due 05/01/2019		5,900	6,715
CODELCO, Inc.
5.625% due 09/21/2035		3,000	2,883
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,528
CVS Caremark Corp.
0.556% due 06/01/2010		950	951
CVS Pass-Through Trust
7.507% due 01/10/2032		43,500	45,691
Daimler Finance North America LLC
5.750% due 09/08/2011		3,300	3,468
8.500% due 01/18/2031		2,000	2,464
Deluxe Corp.
5.125% due 10/01/2014		6,900	6,262
Dow Chemical Co.
4.850% due 08/15/2012		31,100	32,705
5.900% due 02/15/2015		800	861
8.550% due 05/15/2019		7,600	9,083
9.400% due 05/15/2039		2,000	2,652
DR Horton, Inc.
5.625% due 01/15/2016		2,500	2,350
El Paso Corp.
7.000% due 05/15/2011		250	257
7.800% due 08/01/2031		100	95
Gaz Capital S.A.
6.212% due 11/22/2016		4,000	3,880
HCA, Inc.
9.250% due 11/15/2016		200	215
Hewlett-Packard Co.
2.250% due 05/27/2011		2,600	2,638
International Business Machines Corp.
0.861% due 07/28/2011		300	303
KB Home
5.875% due 01/15/2015		1,200	1,116
7.250% due 06/15/2018		1,300	1,242
Kraft Foods, Inc.
5.625% due 11/01/2011		100	106
Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		7,600	7,448
Masco Corp.
4.800% due 06/15/2015		3,000	2,761
5.850% due 03/15/2017		2,500	2,330
6.125% due 10/03/2016		5,000	4,771
McKesson Corp.
7.500% due 02/15/2019		5,000	5,940
Morton International, Inc.
12.400% due 06/01/2020		2,000	2,346
Nabors Industries, Inc.
6.150% due 02/15/2018		2,500	2,602
New Albertson’s, Inc.
7.500% due 02/15/2011		4,600	4,726
Newell Rubbermaid, Inc.
10.600% due 04/15/2019		3,400	4,284
Nordstrom, Inc.
6.250% due 01/15/2018		300	325
Pemex Project Funding Master Trust
5.750% due 03/01/2018		9,700	9,856
Reynolds American, Inc.
0.954% due 06/15/2011		400	396
Rohm and Haas Co.
6.000% due 09/15/2017		1,000	1,034
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,097
RR Donnelley & Sons Co.
6.125% due 01/15/2017		5,000	4,950
Staples, Inc.
9.750% due 01/15/2014		6,000	7,317
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		2,000	2,072
7.875% due 05/01/2012		2,100	2,276
Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	4,706
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,452
Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		2,500	2,881
Time Warner Cable, Inc.
5.000% due 02/01/2020		10,000	9,716
United Airlines, Inc.
8.850% due 05/07/2024 (a)(j)		300	40
10.400% due 11/01/2016		20,600	21,707
Volvo Treasury AB
5.950% due 04/01/2015		25,000	25,827
Whirlpool Corp.
8.600% due 05/01/2014		5,000	5,666
Williams Cos., Inc.
6.375% due 10/01/2010		4,100	4,175

			311,411

UTILITIES 2.1%
British Telecommunications PLC
5.950% due 01/15/2018		800	814
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		2,600	2,687
Dominion Resources, Inc.
1.303% due 06/17/2010		1,400	1,406
Duke Energy Corp.
3.950% due 09/15/2014		300	304
Embarq Corp.
6.738% due 06/01/2013		600	652
7.082% due 06/01/2016		10,300	11,392
Enel Finance International S.A.
3.875% due 10/07/2014		8,800	8,917
Illinois Power Co.
6.250% due 04/01/2018		500	531
Qwest Corp.
7.625% due 06/15/2015		7,200	7,488
Sempra Energy
6.500% due 06/01/2016		7,000	7,602
Sprint Capital Corp.
8.375% due 03/15/2012		1,000	1,040
Sprint Nextel Corp.
8.375% due 08/15/2017		6,300	6,458
Verizon Wireless Capital LLC
3.750% due 05/20/2011		25,200	25,994

			75,285

Total Corporate Bonds & Notes (Cost $882,802)			949,147

MUNICIPAL & NOTES 6.3%
CALIFORNIA 3.5%
Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034		13,100	12,831
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049		5,800	5,546
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032		1,800	1,657
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020		33,200	35,154
7.300% due 10/01/2039		10,000	9,429
7.500% due 04/01/2034		3,600	3,498
7.550% due 04/01/2039		15,400	14,939
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033 5.750% due 06/01/2047		900 525	677 390
Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034		14,000	12,944
Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029		2,100	2,104
San Diego County, California Water Authority Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2028		2,200	2,242
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032		100	97
Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036		10,000	10,474
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049		10,300	10,021
University of California Revenue Bonds, Series 2009 6.270% due 05/15/2031		785	787

			122,790

COLORADO 0.6%
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036		200	205
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036		19,300	19,581

			19,786

FLORIDA 0.2%
Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039		5,000	5,077
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041		300	300

			5,377

ILLINOIS 0.4%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026		1,400	1,486
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2032		500	501
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		10,000	10,618
Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
5.501% due 01/01/2019		350	308

			12,913

LOUISIANA 0.0%
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		290	266

MASSACHUSETTS 0.3%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
4.191% due 07/01/2020		450	394
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2009
5.569% due 07/01/2039		5,000	4,750
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.250% due 08/01/2032		125	129
University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.573% due 05/01/2039		7,000	6,948

			12,221

NEVADA 0.0%
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038		1,500	1,484

NEW YORK 0.3%
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035		2,995	2,688
5.750% due 06/01/2043		4,600	4,047
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039		2,000	2,046
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.752% due 06/15/2031		100	114

			8,895

NORTH CAROLINA 0.1%
North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039		3,300	3,285

OHIO 0.3%
Cincinnati, Ohio City School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 12/01/2018		3,680	4,187
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044		4,400	4,270
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		2,125	1,600
Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017		175	169

			10,226

TEXAS 0.2%
Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
6.125% due 11/01/2035		1,080	1,082
Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020		2,865	3,256
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		3,000	3,000
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.807% due 02/15/2031		100	119
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.740% due 02/01/2027		100	119
9.839% due 10/01/2031		170	201

			7,777

UTAH 0.3%
Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041		9,250	9,091

WASHINGTON 0.0%
Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019		1,000	1,126

WEST VIRGINIA 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		4,225	3,380

Total Municipal Bonds & Notes (Cost $216,286)			218,617

U.S. GOVERNMENT AGENCIES 24.3%
Fannie Mae
0.291% due 12/25/2036		572	549
0.331% due 01/25/2021		112	110
0.361% due 03/25/2036		355	300
0.431% due 10/27/2037		400	380
0.581% due 09/25/2042		124	121
1.131% due 04/25/2032		10	10
1.625% due 11/25/2023		150	148
1.832% due 03/01/2044 - 09/01/2044		867	863
2.998% due 11/01/2034		618	638
3.297% due 09/01/2031		29	30
4.000% due 01/01/2025		24,000	24,146
4.323% due 05/01/2035		749	780
4.500% due 02/01/2039 - 10/01/2039		146,647	146,570
4.849% due 12/01/2035		27	27
5.000% due 06/01/2035 - 03/01/2040		231,485	237,951
5.094% due 06/01/2035		573	602
5.500% due 03/01/2032 - 01/01/2040		365,657	384,515
6.000% due 11/01/2036 - 12/01/2036		757	804
6.500% due 08/01/2029 - 12/01/2038		1,869	2,007
Federal Housing Administration
7.430% due 07/01/2018 - 02/01/2023		48	48
Freddie Mac
0.433% due 10/15/2020		49	49
1.200% due 10/15/2020		5	5
1.832% due 10/25/2044		43	41
2.032% due 07/25/2044		675	644
4.500% due 10/15/2019		22	23
5.000% due 04/15/2018		75	77
6.500% due 10/25/2043		191	207
Ginnie Mae
0.533% due 05/20/2037		8,111	7,952
3.500% due 04/15/2039 - 05/15/2039		6,989	6,517
5.000% due 01/01/2040		2,000	2,057
5.500% due 06/20/2035		1,579	1,650
6.000% due 12/15/2028 - 06/20/2038		1,906	1,999
6.500% due 08/15/2036		4,672	4,976
Overseas Private Investment Corp.
0.000% due 09/20/2013 - 12/14/2014		11,852	11,689
Residual Funding Strip
0.000% due 10/15/2019		12,600	8,163
Tennessee Valley Authority
5.250% due 09/15/2039		5,000	4,973

Total U.S. Government Agencies (Cost $860,419)			851,621

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Bonds
4.250% due 05/15/2039		1,460	1,370
4.375% due 02/15/2038		15,500	14,885
4.375% due 11/15/2039 (f)		10,000	9,575
4.500% due 08/15/2039		60	59
7.250% due 08/15/2022		39,900	51,702
7.500% due 11/15/2024		8,200	10,965
7.625% due 11/15/2022		33,000	44,029
7.875% due 02/15/2021		36,400	48,935
8.000% due 11/15/2021		25,500	34,732
8.125% due 05/15/2021		14,800	20,251
U.S. Treasury Notes
0.875% due 04/30/2011 (f)		13,031	13,052
1.000% due 07/31/2011 (f)		1,115	1,117
1.000% due 10/31/2011 (d)(f)		14,57	114,562
2.750% due 11/30/2016		36,400	35,055
3.000% due 08/31/2016		32,800	32,270
3.000% due 09/30/2016 (d)(f)		20,000	19,636
3.125% due 10/31/2016		69,100	68,252
3.250% due 07/31/2016 (d)		92,000	92,194

Total U.S. Treasury Obligations (Cost $523,538)			512,641

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Assets
0.441% due 10/25/2046		266	135
American Home Mortgage Investment Trust
2.231% due 02/25/2045		3,122	2,355
5.660% due 09/25/2045		1,831	1,446
Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049		678	698
Banc of America Mortgage Securities, Inc.
3.983% due 01/25/2035		1,102	942
4.773% due 05/25/2035		10,500	7,974
BCRR Trust
5.805% due 08/17/2045		6,890	6,255
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		68	61
2.530% due 08/25/2035		195	170
2.560% due 08/25/2035		136	120
2.940% due 03/25/2035		320	281
3.634% due 04/25/2034		503	445
3.789% due 08/25/2035		4,890	3,277
4.100% due 05/25/2034		22	19
4.150% due 11/25/2034		29	28
5.429% due 02/25/2036		3,941	3,247
5.436% due 05/25/2047		88	62
Bear Stearns Alt-A Trust
0.431% due 02/25/2034		274	115
4.073% due 08/25/2036		46	18
5.378% due 09/25/2035		1,810	1,213
5.618% due 11/25/2036		6,733	3,903
5.654% due 11/25/2036		2,903	1,635
5.672% due 01/25/2036		4,990	2,938
5.778% due 11/25/2036		2,176	1,380
Bear Stearns Commercial Mortgage Securities
0.343% due 03/15/2019		351	307
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		72	45
5.673% due 12/26/2046		2,876	1,630
Chase Mortgage Finance Corp.
3.899% due 02/25/2037		210	194
4.348% due 02/25/2037		1,098	956
4.590% due 02/25/2037		1,816	1,651
Chaseflex Trust
0.691% due 07/25/2037		1,198	582
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037		2,383	2,020
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		91	80
4.248% due 08/25/2035		108	97
5.022% due 02/25/2034		721	628
5.581% due 11/25/2036		2,868	1,674
5.978% due 09/25/2037		354	248
Countrywide Alternative Loan Trust
0.313% due 09/20/2046		68	67
0.383% due 05/20/2046		46	44
0.391% due 02/25/2047		707	347
0.411% due 05/25/2047		10,501	5,275
0.413% due 02/20/2047		935	437
0.421% due 11/25/2046		517	256
0.428% due 12/20/2046		6,286	3,081
0.443% due 03/20/2046		3,312	1,625
0.511% due 12/25/2035		760	459
0.511% due 02/25/2037		792	409
0.731% due 12/25/2035		12,963	7,381
0.731% due 05/25/2037		4,300	2,049
1.544% due 02/25/2036		39	21
5.153% due 06/25/2037		9,281	4,940
5.500% due 03/25/2036		207	150
6.500% due 06/25/2036		362	226
Countrywide Home Loan Mortgage Pass-Through Trust
0.551% due 03/25/2035		302	164
0.611% due 09/25/2034		21	13
3.510% due 11/25/2034		29	23
3.971% due 08/25/2034		8	6
3.983% due 08/25/2034		111	83
5.000% due 11/25/2035		2,477	2,088
5.250% due 02/20/2036		2,108	1,066
5.500% due 11/25/2035		1,310	1,167
5.740% due 09/20/2036		574	328
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		1,290	1,152
CS First Boston Mortgage Securities Corp.
3.692% due 08/25/2033		37	34
6.500% due 04/25/2033		3	3
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.321% due 08/25/2037		1,353	1,286
Downey Savings & Loan Association Mortgage Loan Trust
0.493% due 08/19/2045		74	39
2.675% due 07/19/2044		9	6
First Horizon Alternative Mortgage Securities
5.387% due 09/25/2035		2,018	1,394
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033		15	14
First Republic Mortgage Loan Trust
0.583% due 11/15/2031		33	28
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		6,422	5,801
0.311% due 01/25/2047		339	294
GS Mortgage Securities Corp. II
5.374% due 05/17/2045		4,600	4,382
GSR Mortgage Loan Trust
2.140% due 03/25/2033		12	11
5.449% due 05/25/2047		14,158	9,533
5.750% due 03/25/2036		3,814	3,229
5.750% due 01/25/2037		3,500	2,789
6.000% due 03/25/2037		9,002	7,512
6.000% due 05/25/2037		5,795	4,992
6.500% due 09/25/2036		2,222	1,827
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		43	42
0.423% due 01/19/2038		4,037	2,226
0.453% due 05/19/2035		395	204
0.473% due 03/19/2036		403	218
3.979% due 05/19/2033		31	28
Impac CMB Trust
0.891% due 03/25/2035		748	478
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		27	15
Indymac INDA Mortgage Loan Trust
5.007% due 01/25/2036		6,210	5,025
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		68	64
3.176% due 01/25/2036		1,478	924
JPMorgan Mortgage Trust
3.965% due 07/25/2035		223	205
5.004% due 07/25/2035		252	229
5.673% due 04/25/2036		8,199	7,055
5.750% due 01/25/2036		8,379	6,989
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		22	20
MASTR Alternative Loans Trust
0.631% due 11/25/2033		558	478
MASTR Asset Securitization Trust
5.500% due 09/25/2033		121	123
Mellon Residential Funding Corp.
0.583% due 11/15/2031		163	154
0.673% due 12/15/2030		320	289
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		373	256
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		421	261
4.250% due 10/25/2035		99	86
Morgan Stanley Mortgage Loan Trust
3.929% due 08/25/2034		151	113
5.355% due 06/25/2036		250	230
6.000% due 10/25/2037		9,377	6,341
Residential Accredit Loans, Inc.
0.481% due 02/25/2036		973	464
0.531% due 08/25/2035		225	117
5.134% due 02/25/2035		3,921	2,572
5.227% due 03/25/2035		2,430	1,636
5.919% due 01/25/2036		562	289
Residential Asset Securitization Trust
0.631% due 01/25/2046		4,933	2,293
5.500% due 07/25/2035		527	386
5.500% due 09/25/2035		851	692
5.500% due 12/25/2035		1,167	880
6.250% due 07/25/2036		13,270	8,255
Residential Funding Mortgage Securities I
5.665% due 02/25/2036		2,102	1,469
Structured Adjustable Rate Mortgage Loan Trust
1.881% due 01/25/2035		62	29
3.262% due 04/25/2034		22	18
3.586% due 02/25/2034		16	14
5.210% due 09/25/2034		37	32
5.245% due 08/25/2035		94	65
Structured Asset Mortgage Investments, Inc.
0.301% due 08/25/2036		81	80
0.331% due 09/25/2047		28	27
0.421% due 07/25/2046		269	129
0.451% due 05/25/2036		1,517	756
0.511% due 02/25/2036		300	163
0.583% due 03/19/2034		16	14
Structured Asset Securities Corp.
0.281% due 05/25/2036		10	10
3.716% due 10/25/2035		31	25
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036		2	2
0.341% due 01/25/2037		37	32
Thornburg Mortgage Securities Trust
0.331% due 03/25/2037		265	257
0.341% due 11/25/2046		1,333	1,282
0.351% due 10/25/2046		427	419
0.361% due 06/25/2037		62	60
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021		199	170
5.308% due 11/15/2048		900	846
Wachovia Mortgage Loan Trust LLC
6.022% due 03/20/2037		2,948	2,431
WaMu Mortgage Pass-Through Certificates
0.501% due 12/25/2045		59	41
0.551% due 07/25/2045		43	32
0.771% due 12/25/2027		617	464
1.274% due 01/25/2047		138	84
1.332% due 02/25/2047		272	147
1.354% due 12/25/2046		858	477
1.524% due 06/25/2046		876	569
1.744% due 11/25/2042		58	38
2.044% due 11/25/2046		290	191
2.759% due 10/25/2046		463	277
2.772% due 09/25/2046		64	36
2.896% due 10/25/2034		1,397	1,228
2.911% due 06/25/2033		10	10
3.640% due 03/25/2033		49	45
5.234% due 01/25/2036		3,560	2,667
5.282% due 03/25/2037		1,928	1,517
5.387% due 02/25/2037		262	185
5.607% due 11/25/2036		5,586	4,116
5.673% due 02/25/2037		1,057	674
5.721% due 10/25/2036		197	149
5.792% due 07/25/2037		1,533	1,033
Wells Fargo Mortgage-Backed Securities Trust
2.971% due 12/25/2034		1,179	1,108
3.104% due 09/25/2034		3,745	1,446
3.418% due 07/25/2035		41	40
4.607% due 06/25/2035		303	290
4.686% due 12/25/2033		34	33
5.010% due 03/25/2036		2,735	2,206
5.240% due 04/25/2036		725	636
5.500% due 03/25/2036		1,929	1,622
5.613% due 05/25/2036		2,416	1,933

Total Mortgage-Backed Securities (Cost $194,708)			206,121

ASSET-BACKED SECURITIES 2.6%
Accredited Mortgage Loan Trust
0.281% due 02/25/2037		18	18
Ally Auto Receivables Trust
0.396% due 09/15/2010		7,305	7,306
1.320% due 03/15/2012		3,300	3,308
Amortizing Residential Collateral Trust
0.931% due 10/25/2031		943	655
Argent Securities, Inc.
0.431% due 10/25/2035		90	81
Asset-Backed Funding Certificates
0.291% due 11/25/2036		5	5
0.581% due 06/25/2034		388	276
1.361% due 12/25/2032		2,044	1,570
Asset-Backed Securities Corp. Home Equity
0.281% due 12/25/2036		14	13
Bear Stearns Asset-Backed Securities Trust
0.281% due 11/25/2036		36	33
0.561% due 01/25/2036		82	78
0.581% due 09/25/2034		45	44
0.681% due 03/25/2043		1	1
0.731% due 11/25/2042		29	25
5.500% due 08/25/2036		2,938	1,806
Bear Stearns Second Lien Trust
0.451% due 12/25/2036		418	289
Carrington Mortgage Loan Trust
0.281% due 12/25/2036		37	32
0.281% due 01/25/2037		247	235
0.331% due 06/25/2037		157	136
0.391% due 01/25/2036		116	112
Chase Issuance Trust
0.633% due 09/17/2012		14,800	14,815
0.683% due 09/17/2012		36,500	36,549
Citigroup Mortgage Loan Trust, Inc.
0.291% due 05/25/2037		42	37
0.331% due 10/25/2036		280	266
Countrywide Asset-Backed Certificates
0.281% due 05/25/2037		65	64
0.281% due 03/25/2047		9	9
0.341% due 10/25/2046		76	74
0.391% due 02/25/2036		3	3
0.571% due 12/25/2036		380	151
0.711% due 12/25/2031		3	1
Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037		91	84
6.280% due 05/25/2035		2,600	1,975
First NLC Trust
0.301% due 08/25/2037		51	34
Ford Credit Auto Owner Trust
0.357% due 09/15/2010		8,807	8,810
1.210% due 01/15/2012		3,300	3,310
Fremont Home Loan Trust
0.281% due 10/25/2036		120	106
0.291% due 01/25/2037		49	35
GSAMP Trust
0.271% due 10/25/2046		6	6
Home Equity Mortgage Trust
5.367% due 07/25/2036		464	88
HSI Asset Securitization Corp. Trust
0.281% due 10/25/2036		72	47
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037		3	3
JPMorgan Mortgage Acquisition Corp.
0.281% due 07/25/2036		29	29
0.281% due 08/25/2036		10	10
0.291% due 03/25/2047		40	29
0.304% due 11/25/2036		13	13
0.311% due 08/25/2036		5	3
Lehman XS Trust
0.381% due 04/25/2037		219	135
Long Beach Mortgage Loan Trust
0.411% due 08/25/2035		2	2
0.511% due 10/25/2034		441	341
MASTR Asset-Backed Securities Trust
0.281% due 11/25/2036		38	29
0.291% due 11/25/2036		121	120
Morgan Stanley ABS Capital I
0.281% due 09/25/2036		23	23
0.341% due 10/25/2036		1,600	1,126
Morgan Stanley IXIS Real Estate Capital Trust
0.281% due 11/25/2036		6	6
Nationstar Home Mortgage LLC
3.731% due 07/25/2034		131	2
Nomura Asset Acceptance Corp.
0.371% due 01/25/2036		1	1
Option One Mortgage Loan Trust
0.361% due 07/25/2037		800	357
Park Place Securities, Inc.
0.491% due 09/25/2035		46	38
SBI HELOC Trust
0.401% due 08/25/2036		95	86
Securitized Asset-Backed Receivables LLC Trust
0.281% due 09/25/2036		9	9
0.361% due 05/25/2037		623	436
SLM Student Loan Trust
0.282% due 10/25/2016		62	62
1.582% due 01/25/2018		3,525	3,628
1.782% due 04/25/2023		2,504	2,607
Soundview Home Equity Loan Trust
0.291% due 11/25/2036		86	46
0.311% due 06/25/2037		37	30
Structured Asset Investment Loan Trust
0.281% due 07/25/2036		9	9
Structured Asset Securities Corp.
0.281% due 10/25/2036		65	61
0.521% due 01/25/2033		12	10
USAA Auto Owner Trust
4.980% due 10/15/2012		525	538
Wells Fargo Home Equity Trust
0.461% due 10/25/2035		59	58

Total Asset-Backed Securities (Cost $90,096)			92,334

SOVEREIGN ISSUES 1.7%
Qatar Government International Bond
5.250% due 01/20/2020		25,900	26,224
Societe Financement de l’Economie Francaise
0.484% due 07/16/2012		33,900	34,112

Total Sovereign Issues (Cost $59,960)			60,336

FOREIGN CURRENCY-DENOMINATED ISSUES 6.8%
American General Finance Corp.
4.125% due 11/29/2013	EUR	4,300	4,368
5.625% due 03/29/2010	GBP	2,000	3,205
American International Group, Inc.
5.950% due 10/04/2010		3,900	6,143
8.625% due 05/22/2068		200	207
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	96,190	47,429
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	100	101
Citigroup, Inc.
0.662% due 01/16/2012	GBP	1,300	2,029
0.867% due 06/28/2013	EUR	100	135
EMF-NL
1.540% due 04/17/2041		7,700	6,603
1.740% due 07/17/2041		1,200	737
1.990% due 10/17/2041		600	360
Eurosail PLC
1.490% due 10/17/2040		6,551	6,964
Fortis Bank Nederland NV
1.246% due 06/10/2011		3,700	5,319
France Government Bond
3.750% due 10/25/2019		6,400	9,256
Goldman Sachs Group, Inc.
4.750% due 01/28/2014	EUR	30	44
5.375% due 02/15/2013		200	304
Lloyds TSB Bank PLC
0.867% due 06/09/2011		2,900	4,173
Merrill Lynch & Co., Inc.
1.017% due 05/30/2014		300	396
Morgan Stanley
4.388% due 03/01/2013	AUD	3,900	3,319
RBS Capital Trust A
6.467% due 12/29/2049	EUR	1,150	783
Republic of Germany
3.750% due 01/04/2019		88,200	130,755
Royal Bank of Scotland Group PLC
6.666% due 12/31/2049	CAD	5,200	2,495
7.092% due 10/29/2049	EUR	600	437
7.387% due 12/29/2049	GBP	939	1,347
SLM Corp.
4.750% due 03/17/2014	EUR	1,200	1,488
Societe Generale
4.196% due 01/29/2049		100	103
UBS AG
4.280% due 04/29/2049		500	488

Total Foreign Currency-Denominated Issues (Cost $241,193)			238,988

	SHARES
COMMON STOCKS 0.1%
CIT Group, Inc.		115,322	3,184

Total Common Stocks (Cost $2,979)			3,184

CONVERTIBLE PREFERRED SECURITIES 0.5%
American International Group, Inc.
8.500% due 08/01/2011		74,900	849
Citigroup, Inc.
7.500% due 12/15/2012		139,000	14,503
Wells Fargo & Co.
7.500% due 12/31/2049		3,800	3,488

Total Convertible Preferred Securities (Cost $17,139)			18,840

PREFERRED STOCKS 0.0%
Fannie Mae
8.250% due 12/31/2049		8,000	9

Total Preferred Stocks (Cost $11)			9

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.2%
CERTIFICATES OF DEPOSIT 1.3%
Barclays Bank PLC
1.071% due 03/22/2011		$45,000	44,973

COMMERCIAL PAPER 0.6%
Metropolitan Life Global Funding I
0.853% due 09/17/2010		20,200	20,220

TIME DEPOSITS 0.6%
State Street Bank and Trust Grand Cayman
0.000% due 01/04/2010		21,000	21,000

REPURCHASE AGREEMENTS 0.0%
JPMorgan Chase Bank N.A.
0.000% due 01/04/2010		600	600
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $613. Repurchase proceeds are $600.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		1,499	1,499
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $1,530. Repurchase proceeds are $1,499.)

			2,099

U.S. CASH MANAGEMENT BILLS 0.1%
0.136% due 04/01/2010 (d)		2,470	2,470

U.S. TREASURY BILLS 0.2%
0.111% due 02/25/2010 - 03/25/2010 (b)(d)		7,330	7,329

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.4%
		15,344,473	153,629

Total Short-Term Instruments (Cost $251,739)			251,720

PURCHASED OPTIONS (h) 0.0%
(Cost $10)			7
Total Investments 97.8% (Cost $3,359,305)			$3,423,710
Written Options (i) (0.3%) (Premiums $13,696)			(11,026)
Other Assets and Liabilities (Net) 2.5%			86,528

Net Assets 100.0%			$3,499,212

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $11,296 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $13,806 at a weighted average interest rate of -0.184%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $11,745 and cash of $1,148 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2010	2,700	$4,968
Euro-Bobl March Futures	Long	03/2010	1,513	(1,808)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	125	(274)
U.S. Treasury 5-Year Note March Futures	Short	03/2010	2,859	6,487
U.S. Treasury 10-Year Note March Futures	Short	03/2010	258	1,054
U.S. Treasury 30-Year Bond March Futures	Short	03/2010	821	2,052

				$12,479

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	JPM	(0.930%)	09/20/2018	0.639%	$500	$(11)	$0	$(11)
Alcoa, Inc.	BOA	(1.510%)	12/20/2018	2.401%	1,700	104	0	104
Altria Group, Inc.	BNP	(1.000%)	12/20/2018	1.540%	4,100	159	(66)	225
Altria Group, Inc.	BNP	(1.300%)	12/20/2018	1.496%	5,000	69	0	69
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.199%	1,600	18	29	(11)
Black & Decker Corp.	BOA	(2.250%)	06/20/2014	0.220%	4,600	(406)	0	(406)
Block Financial LLC	JPM	(1.270%)	03/20/2013	0.398%	2,500	(70)	0	(70)
BNP Paribas	JPM	(0.660%)	03/20/2014	0.528%	10,000	(56)	0	(56)
British Telecommunications PLC	MSC	(1.360%)	03/20/2018	1.321%	800	(3)	0	(3)
Capital One Financial Corp.	DUB	(1.000%)	09/20/2017	1.049%	100	0	1	(1)
Capital One Financial Corp.	JPM	(1.000%)	06/20/2014	0.960%	3,000	(6)	135	(141)
CBS Corp.	BCLY	(1.000%)	06/20/2019	1.576%	5,000	215	456	(241)
Centex Corp.	GSC	(1.000%)	06/20/2014	0.902%	1,000	(4)	14	(18)
CIGNA Corp.	JPM	(1.000%)	06/20/2019	1.238%	6,500	116	296	(180)
Con-way, Inc.	JPM	(3.750%)	03/20/2018	1.465%	2,500	(392)	0	(392)
Deluxe Corp.	DUB	(1.000%)	12/20/2014	3.230%	6,900	655	639	16
Devon Energy Corp.	BCLY	(1.050%)	03/20/2014	0.369%	20,000	(561)	0	(561)
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.315%	2,500	172	162	10
Embarq Corp.	BCLY	(1.000%)	06/20/2013	0.496%	500	(9)	(9)	0
Embarq Corp.	DUB	(1.000%)	06/20/2013	0.496%	200	(3)	(3)	0
Embarq Corp.	DUB	(1.000%)	06/20/2016	0.739%	10,700	(167)	(187)	20
Ingersoll-Rand Co.	BCLY	(0.400%)	09/20/2013	0.385%	1,200	(1)	0	(1)
Jones Apparel Group, Inc.	BCLY	(5.000%)	06/20/2014	1.096%	15,000	(2,493)	(153)	(2,340)
KB Home	BNP	(1.000%)	03/20/2015	3.232%	1,200	118	50	68
KB Home	BOA	(1.000%)	06/20/2018	3.453%	1,300	196	63	133
Macy’s Retail Holdings, Inc.	RBS	(1.000%)	12/20/2016	1.929%	7,600	410	359	51
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	09/20/2015	0.697%	2,000	(32)	(46)	14
Masco Corp.	GSC	(1.000%)	03/20/2017	2.095%	2,500	162	224	(62)
Masco Corp.	JPM	(1.000%)	06/20/2015	1.974%	3,000	140	139	1
Masco Corp.	UBS	(4.650%)	12/20/2016	2.135%	5,000	(738)	0	(738)
McKesson Corp.	BOA	(0.640%)	03/20/2019	0.435%	5,000	(82)	0	(82)
Nabors Industries, Inc.	CITI	(1.000%)	03/20/2018	0.928%	2,500	(14)	22	(36)
New Albertsons, Inc.	DUB	(1.000%)	03/20/2011	1.263%	4,900	14	49	(35)
Newell Rubbermaid, Inc.	BOA	(2.710%)	06/20/2019	1.458%	3,400	(326)	0	(326)
Nordstrom, Inc.	BOA	(5.190%)	03/20/2018	1.087%	300	(87)	0	(87)
Pearson Dollar Finance PLC	BCLY	(0.770%)	06/20/2018	0.639%	6,000	(59)	0	(59)
Rohm and Haas Co.	BOA	(1.000%)	09/20/2017	0.978%	1,000	(2)	(11)	9
RPM International, Inc.	GSC	(1.000%)	03/20/2018	1.189%	4,000	51	59	(8)
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	1.835%	5,000	(438)	0	(438)
Sara Lee Corp.	BNP	(0.640%)	09/20/2013	0.323%	1,200	(14)	0	(14)
Sempra Energy	BCLY	(1.100%)	03/20/2014	0.425%	16,100	(447)	0	(447)
Sempra Energy	CITI	(1.000%)	06/20/2016	0.554%	7,000	(186)	(88)	(98)
Sprint Nextel Corp.	BOA	(1.000%)	09/20/2017	4.006%	6,300	1,061	617	444
Staples, Inc.	BOA	(3.750%)	03/20/2014	0.639%	6,000	(760)	0	(760)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	06/20/2012	0.914%	2,100	(213)	(64)	(149)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	03/20/2013	1.090%	2,000	(247)	(97)	(150)
Talisman Energy, Inc.	BOA	(1.000%)	06/20/2019	0.563%	4,000	(141)	48	(189)
Tate & Lyle International Finance PLC	BCLY	(1.150%)	06/20/2016	1.174%	1,400	1	0	1
UBS AG	BCLY	(2.350%)	03/20/2014	0.707%	EUR 800	(77)	0	(77)
Whirlpool Corp.	CITI	(1.000%)	06/20/2014	1.036%	$5,000	6	354	(348)
Wyeth	BCLY	(0.390%)	09/20/2013	0.132%	1,000	(10)	0	(10)

						$(4,388)	$2,992	$(7,380)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
General Electric Capital Corp.	DUB	4.700%	12/20/2013	1.590%	$4,000	$467	$0	$467
International Lease Finance Corp.	DUB	5.000%	06/20/2010	7.187%	4,700	(38)	(188)	150
National Australia Bank	UBS	0.000%	03/20/2010	0.423%	1,100	(1)	(2)	1
SLM Corp.	DUB	5.000%	09/20/2010	3.511%	4,700	59	(399)	458
Sprint Nextel Corp.	GSC	5.000%	06/20/2010	2.323%	17,400	253	198	55

						$740	$(391)	$1,131

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	BOA	(5.000%)	06/20/2014	$86,856	$(766)	$5,428	$(6,194)
CDX.HY-12 5-Year Index	DUB	(5.000%)	06/20/2014	47,000	(414)	2,938	(3,352)
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	71,821	(576)	1,233	(1,809)

					$(1,756)	$9,599	$(11,355)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	$535	$(139)	$(203)	$64
ABX.HE AAA 07-1 Index	BCLY	0.090%	08/25/2037	2,100	(1,214)	(1,355)	141
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	800	(462)	(516)	54
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	578	(21)	(46)	25

					$(1,836)	$(2,120)	$284

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS	BRL	53,600	$(149)	$0	$(149)
Pay	1-Year BRL-CDI	11.440%	01/02/2012	GSC		75,000	(102)	(2)	(100)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		57,100	321	391	(70)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		37,600	212	265	(53)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		36,600	206	257	(51)
Pay	28-Day MXN TIIE	8.450%	06/03/2019	GSC	MXN	388,800	403	79	324
Pay	28-Day MXN TIIE	8.450%	06/03/2019	MSC		408,800	424	108	316

							$1,315	$1,098	$217

(h) Purchased options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$122.500	02/19/2010	700	$7	$5
Put - CBOT U.S. Treasury 2-Year Note March Futures	104.000	02/19/2010	145	3	2

				$10	$7

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$121.000	02/19/2010	3,049	$2,440	$36
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	849	397	1,054
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/19/2010	98	65	67
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	1,506	981	1,609

				$3,883	$2,766

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	$9,000	$95	$171
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	254,500	5,306	4,825
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	4,000	43	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	205,500	1,722	374
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	119,600	1,890	2,268
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	109,400	659	601

							$9,715	$8,240

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$104.156	02/17/2010	$52,000	$98	$20

(j) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
United Air Lines, Inc.	8.850%	05/07/2024	12/02/2009	$40	$40	0.00%

(k) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	01/01/2040	$440,000	$444,641	$439,313
Fannie Mae	5.000%	01/01/2025	6,000	6,341	6,271
Fannie Mae	5.000%	01/01/2040	559,000	580,652	573,674
Fannie Mae	5.000%	02/01/2040	362,000	370,880	370,145
Fannie Mae	5.500%	01/01/2040	341,000	359,666	356,984
Fannie Mae	5.500%	02/01/2040	151,000	158,314	157,559
Fannie Mae	6.000%	02/01/2040	4,000	4,231	4,224
Fannie Mae	6.500%	01/01/2040	1,000	1,077	1,071
Ginnie Mae	5.500%	01/01/2040	3,000	3,165	3,143
Ginnie Mae	6.000%	01/01/2040	1,000	1,065	1,057
Ginnie Mae	6.500%	01/01/2040	19,300	20,610	20,521

				$1,950,642	$1,933,962

(l) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,632	01/2010	RBS	$107	$0	$107
Sell	BRL	26,477	02/2010	BOA	0	(754)	(754)
Sell		53,313	02/2010	CITI	0	(1,495)	(1,495)
Sell		14,947	02/2010	DUB	0	(282)	(282)
Buy		16	02/2010	GSC	0	0	0
Sell		20,289	02/2010	GSC	0	(363)	(363)
Sell		37,517	02/2010	HSBC	117	(149)	(32)
Sell		13,448	02/2010	JPM	25	(169)	(144)
Buy		80,118	02/2010	RBS	2,635	0	2,635
Sell		6,745	02/2010	RBS	28	0	28
Sell	CAD	2,764	01/2010	RBS	0	(18)	(18)
Sell	CNY	7	03/2010	BCLY	0	0	0
Buy		121	03/2010	DUB	0	0	0
Sell		115	03/2010	DUB	0	0	0
Buy		122,620	06/2010	BCLY	0	(149)	(149)
Buy		181,912	06/2010	BOA	0	(130)	(130)
Buy		46,898	06/2010	CITI	0	(62)	(62)
Buy		37,071	06/2010	DUB	0	(46)	(46)
Sell		216,370	06/2010	DUB	117	0	117
Sell		86,074	06/2010	JPM	51	0	51
Sell		86,058	06/2010	MSC	49	0	49
Buy		7	11/2010	BCLY	0	0	0
Buy		216,484	11/2010	DUB	0	(213)	(213)
Buy		93,717	11/2010	GSC	0	(134)	(134)
Buy		372,703	11/2010	JPM	0	(446)	(446)
Buy		86,058	11/2010	MSC	0	(85)	(85)
Buy		42,291	06/2011	HSBC	109	0	109
Sell	EUR	61,841	01/2010	DUB	65	0	65
Sell		31,400	01/2010	GSC	592	0	592
Sell		3,000	01/2010	HSBC	56	0	56
Sell		32,319	03/2010	GSC	619	0	619
Buy	GBP	2,935	01/2010	BNP	0	(148)	(148)
Buy		706	01/2010	GSC	6	0	6
Buy		5,310	01/2010	HSBC	0	(272)	(272)
Buy		300	01/2010	RBC	0	(15)	(15)
Sell		3,905	01/2010	RBC	193	0	193
Sell		13,544	01/2010	RBS	267	0	267
Sell	JPY	1,105,240	01/2010	BNP	446	0	446
Buy	KRW	8,729,603	02/2010	CITI	92	0	92
Buy		2,489,000	07/2010	BCLY	19	0	19
Buy		4,939,950	07/2010	DUB	44	0	44
Buy		4,103,884	07/2010	MSC	25	0	25
Buy		9,823,109	08/2010	MSC	15	0	15
Buy		4,417,534	11/2010	BCLY	0	(26)	(26)
Buy		2,414,850	11/2010	CITI	0	(20)	(20)
Buy	MXN	2,506	04/2010	DUB	0	(1)	(1)
Buy		2,115	04/2010	GSC	4	0	4
Buy		2,024	04/2010	HSBC	0	0	0
Sell		2,117	04/2010	JPM	0	(1)	(1)
Buy	TWD	155,298	06/2010	BOA	116	0	116
Buy		460,464	06/2010	DUB	300	0	300
Buy		200,644	06/2010	MSC	140	0	140
Buy		25,156	10/2010	BCLY	15	0	15
Buy		74,653	10/2010	CITI	49	0	49

					$6,301	$(4,978)	$1,323

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$892,802	$56,345	$949,147
Municipal Bonds & Notes	0	218,617	0	218,617
U.S. Government Agencies	0	840,416	11,205	851,621
U.S. Treasury Obligations	0	512,641	0	512,641
Mortgage-Backed Securities	0	195,484	10,637	206,121
Foreign Currency-Denominated Issues	0	231,287	7,701	238,988
Short-Term Instruments	153,629	98,091	0	251,720
Other Investments+++	22,033	165,184	7,638	194,855

Investments, at value	$175,662	$3,154,522	$93,526	$3,423,710
Short Sales, at value	$0	$(1,933,962)	$0	$(1,933,962)
Financial Derivative Instruments++++	$12,479	$(26,806)	$0	$(14,327)

Total	$188,141	$1,193,754	$93,526	$1,475,421

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$0	$56,266	$0	$0	$79	$0	$56,345	$79
U.S. Government Agencies	52	11,362	1	0	(210)	0	11,205	(210)
Mortgage-Backed Securities	0	9,994	47	0	596	0	10,637	596
Foreign Currency-Denominated Issues	0	8,007	10	0	(316)	0	7,701	(316)
Other Investments+++	0	6,574	0	0	1,064	0	7,638	1,064

Investments, at value	$52	$92,203	$58	$0	$1,213	$0	$93,526	$1,213

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Unconstrained Tax Managed Bond Fund

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 8.8%
BANKING & FINANCE 5.4%
American General Finance Corp.
5.750% due 09/15/2016		$100	$68
American International Group, Inc.
8.250% due 08/15/2018		200	188
Banco Santander Chile
2.875% due 11/13/2012		900	908
Barclays Bank PLC
5.200% due 07/10/2014		200	212
CIT Group, Inc.
7.000% due 05/01/2013		46	43
7.000% due 05/01/2014		69	64
7.000% due 05/01/2015		69	62
7.000% due 05/01/2016		115	102
7.000% due 05/01/2017		160	140
General Electric Capital Corp.
6.875% due 01/10/2039		150	156
Lloyds TSB Bank PLC
12.000% due 12/29/2049		1,100	1,080
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		1,350	750
SLM Corp.
5.375% due 05/15/2014		50	46
WEA Finance LLC
6.750% due 09/02/2019		300	323

			4,142

INDUSTRIALS 2.6%
CVS Pass-Through Trust
7.507% due 01/10/2032		900	945
Dow Chemical Co.
8.550% due 05/15/2019		600	717
United Airlines, Inc.
10.400% due 11/01/2016		300	316

			1,978

UTILITIES 0.8%
Sprint Nextel Corp.
8.375% due 08/15/2017		600	615

Total Corporate Bonds & Notes (Cost $6,410)			6,735

MUNICIPAL BONDS & NOTES 80.6%
ARIZONA 0.7%
Mesa, Arizona General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 07/01/2018		500	557

CALIFORNIA 12.7%
California State Department of Water Resources Revenue Bonds, Series 2002
0.200% due 05/01/2022		500	500
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.210% due 10/01/2026		190	190
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020		600	635
7.300% due 10/01/2039		400	377
7.550% due 04/01/2039		100	97
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015		125	137
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	546
California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (b)		1,000	420
California State Health Facilities Financing Authority Revenue Bonds, Series 2002
0.180% due 09/01/2025		500	500
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026		300	300
Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025		3,000	1,175
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		500	372
Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.210% due 04/01/2033		300	300
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2009
0.200% due 07/01/2023		900	900
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.250% due 07/01/2024		500	552
Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019		125	137
San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2009
5.000% due 11/01/2021		1,000	1,099
Santa Clara, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2022		450	493
Southern California State Metropolitan Water District Revenue Bonds, Series 2005
0.270% due 07/01/2028		500	500
Tustin, California Special Assessment Bonds, Series 1996
0.210% due 09/02/2013		500	500

			9,730

COLORADO 5.0%
Colorado Springs, Colorado Revenue Bonds, Series 2006
0.320% due 06/01/2029		900	900
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2008
0.260% due 10/01/2038		100	100
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.200% due 12/01/2029		1,000	1,000
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036		700	710
Mesa County, Colorado Valley School District No. 51 General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013		1,000	1,127

			3,837

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2007
0.190% due 04/01/2041		100	100
District of Columbia Revenue Bonds, Series 2008
0.260% due 10/01/2038		200	200

			300

FLORIDA 6.3%
Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.170% due 10/01/2034		2,300	2,300
Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.130% due 10/01/2035		500	500
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2018		400	436
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.210% due 08/01/2022		500	500
Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013 (a)		1,000	1,123

			4,859

GEORGIA 0.7%
Fulton County, Georgia Development Authority Revenue Notes, Series 2009
5.000% due 06/01/2014		500	561

HAWAII 1.1%
Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014		250	286
5.000% due 06/01/2017		500	573

			859

IDAHO 0.7%
Power County, Idaho Revenue Bonds, Series 1985
0.240% due 12/01/2010		500	500

ILLINOIS 5.0%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026		100	106
Chicago, Illinois General Obligation Bonds, Series 2002
0.260% due 01/01/2037		200	200
Chicago, Illinois Revenue Bonds, Series 2002
0.200% due 01/01/2034		400	400
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019		100	114
Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014		250	278
Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 2004
5.750% due 06/01/2034		500	577
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016		1,000	1,075
McHenry County, Illinois Community High School District No. 156 General Obligation Notes, (FSA Insured), Series 2005
5.000% due 02/01/2014		1,000	1,113

			3,863

INDIANA 1.5%
Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019		500	545
Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2009
5.000% due 02/01/2015		500	570

			1,115

KANSAS 0.5%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022		350	395

MASSACHUSETTS 2.1%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.220% due 09/01/2037		295	295
Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2002
5.500% due 08/01/2019		150	177
Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014		1,000	1,171

			1,643

MISSISSIPPI 1.4%
Mississippi State University Educational Building Corp. Revenue Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2013		1,000	1,108

MISSOURI 0.9%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.250% due 09/01/2030		200	200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.220% due 02/15/2033		300	300
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.220% due 02/15/2034		200	200

			700

NEBRASKA 0.9%
Nebraska State Educational Finance Authority Revenue Bonds, Series 2008
0.200% due 07/01/2035		700	700

NEVADA 1.2%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
0.250% due 06/15/2021		900	900

NEW HAMPSHIRE 1.7%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.350% due 07/01/2033		100	100
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.220% due 06/01/2031		500	500
0.220% due 06/01/2041		700	700

			1,300

NEW JERSEY 2.1%
Hamilton, New Jersey General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
4.000% due 08/01/2013		1,000	1,081
New Jersey State Economic Development Authority Revenue Bonds, Series 2005
0.180% due 10/01/2022		500	500

			1,581

NEW YORK 13.1%
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		500	497
New York City, New York General Obligation Bonds, Series 1993
0.200% due 08/01/2021		600	600
New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2013		1,000	1,115
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040		500	533
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014		125	140
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.220% due 11/01/2022		100	100
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
5.000% due 11/01/2021		500	545
New York State Dormitory Authority Revenue Bonds, Series 1993
5.500% due 05/15/2013		1,000	1,101
New York State Dormitory Authority Revenue Bonds, Series 2000
0.250% due 07/01/2029		195	195
New York State Dormitory Authority Revenue Bonds, Series 2003
0.230% due 02/15/2031		200	200
New York State Dormitory Authority Revenue Bonds, Series 2008
0.200% due 07/01/2037		600	600
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039		500	511
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021		100	108
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021		1,500	1,653
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019		1,000	1,132
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014		895	993

			10,023

NORTH CAROLINA 2.1%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2014		300	341
North Carolina State Infrastructure Finance Corp. Certificates of Participation Bonds, (FSA Insured), Series 2006
5.000% due 02/01/2021		500	549
North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039		700	697

			1,587

OHIO 1.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		500	377
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020		100	111
Ohio State Water Development Authority Revenue Bonds, Series 2006
0.210% due 12/01/2033		300	300

			788

OKLAHOMA 0.4%
Oklahoma State Municipal Power Authority Revenue Bonds, Series 2005
0.210% due 01/01/2023		300	300

OREGON 0.8%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018		500	581

PENNSYLVANIA 1.6%
Delaware County, Pennsylvania Authority Revenue Bonds, Series 2008
0.210% due 06/01/2020		190	190
Geisinger, Pennsylvania Authority Revenue Bonds, Series 2002
0.180% due 11/15/2032		200	200
Pennsylvania State General Obligation Notes, Series 2009
5.000% due 07/01/2018		500	576
Pennsylvania State Intergovernmental Cooperative Authority Special Tax Notes, Series 2009
5.000% due 06/15/2014		250	282

			1,248

TENNESSEE 1.5%
Nashville & Davidson Counties, Tennessee
Metropolitan Government Revenue Bonds, (FSA Insured), Series 2008
5.250% due 01/01/2019		1,000	1,146

TEXAS 7.9%
Collin County, Texas General Obligation Bonds, Series 2004
5.000% due 02/15/2015		500	566
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018		150	155
Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033		250	263
San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019		500	567
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.200% due 11/15/2019		300	300
Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020		1,000	1,137
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		600	600
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021		1,500	1,677
5.000% due 08/01/2023		125	138
Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023		500	531
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018		100	114

			6,048

UTAH 1.0%
Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041		750	737

VIRGINIA 0.7%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017		410	471
Virginia State College Building Authority Revenue Bonds, Series 2006
0.210% due 02/01/2026		100	100

			571

WASHINGTON 5.2%
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036		250	264
5.250% due 01/01/2039		500	531
King County, Washington School District No. 411 General Obligation Bonds, (FSA Insured), Series 2001
5.625% due 12/01/2014		1,000	1,178
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020		1,000	1,136
Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2013		250	279
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020		500	557

			3,945

WEST VIRGINIA 0.2%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		200	160

WISCONSIN 0.2%
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	140

Total Municipal Bonds & Notes (Cost $61,631)			61,782

U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae
0.987% due 01/25/2040		900	894
5.000% due 03/01/2040		1,000	1,019

Total U.S. Government Agencies (Cost $1,931)			1,913

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Bonds
4.500% due 08/15/2039 (d)		63	62
7.875% due 02/15/2021		200	269
8.125% due 05/15/2021 (d)		300	410

Total U.S. Treasury Obligations (Cost $762)			741

MORTGAGE-BACKED SECURITIES 1.9%
GSR Mortgage Loan Trust
5.750% due 01/25/2037		100	80
Mellon Residential Funding Corp.
0.663% due 08/15/2032		1,222	1,111
0.719% due 06/15/2030		336	283

Total Mortgage-Backed Securities (Cost $1,367)			1,474

ASSET-BACKED SECURITIES 1.3%
Chase Issuance Trust
0.683% due 09/17/2012		600	601
Ford Credit Auto Owner Trust
0.357% due 09/15/2010		258	258
2.000% due 12/15/2011		100	100

Total Asset-Backed Securities (Cost $958)			959

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
5.250% due 01/20/2020		500	506

Total Sovereign Issues (Cost $503)			506

FOREIGN CURRENCY-DENOMINATED
ISSUES 1.8%
American General Finance Corp.
4.125% due 11/29/2013	EUR	100	101
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,700	838
EMF-NL
1.540% due 04/17/2041	EUR	100	86
Eurosail PLC
1.490% due 10/17/2040		152	162
Lloyds TSB Bank PLC
0.867% due 06/09/2011		100	144
Royal Bank of Scotland Group PLC
6.666% due 12/31/2049	CAD	100	48

Total Foreign Currency-Denominated Issues (Cost $1,365)			1,379

	SHARES
COMMON STOCKS 0.1%
CIT Group, Inc.		3,952	109

Total Common Stocks (Cost $79)			109

CONVERTIBLE PREFERRED SECURITIES 0.6%
American International Group, Inc.
8.500% due 08/01/2011		15,800	179
Citigroup, Inc.
7.500% due 12/15/2012		3,000	313

Total Convertible Preferred Securities (Cost $441)			492

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.071% due 03/22/2011		$700	700

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.1%
		10,024	100

Total Short-Term Instruments (Cost $800)			800

Total Investments 100.3% (Cost $76,247)			$76,890
Written Options (f) (0.0%) (Premiums $73)			(15)
Other Assets and Liabilities (Net) (0.3%)			(213)

Net Assets 100.0%			$76,662

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Security becomes interest bearing at a future date.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $142 and cash of $223 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	21	$14
90-Day Euribor September Futures	Long	09/2010	1	2
90-Day Eurodollar March Futures	Long	03/2010	2	3
90-Day Eurodollar September Futures	Long	09/2010	17	35
Euro-Bobl March Futures	Long	03/2010	21	(20)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	18	(12)
U.S. Treasury 2-Year Note March Futures	Long	03/2010	1	(1)
U.S. Treasury 5-Year Note March Futures	Short	03/2010	113	280
U.S. Treasury 10-Year Note March Futures	Short	03/2010	50	204
U.S. Treasury 30-Year Bond March Futures	Short	03/2010	18	45

				$550

(e) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sempra Energy	BCLY	(1.100%)	03/20/2014	0.425%	$100	$(3)	$0	$(3)
Sprint Nextel Corp.	BOA	(1.000%)	09/20/2017	4.006%	600	101	59	42

						$98	$59	$39

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
International Lease Finance Corp.	DUB	5.000%	06/20/2010	7.187%	$100	$(1)	$(4)	$3
Russia Government International Bond	CITI	1.000%	12/20/2010	0.833%	200	0	0	0
Russia Government International Bond	DUB	1.000%	12/20/2010	0.833%	100	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	0.833%	400	1	0	1
SLM Corp.	DUB	5.000%	09/20/2010	3.511%	100	1	(9)	10
Sprint Nextel Corp.	GSC	5.000%	06/20/2010	2.323%	400	6	5	1

						$7	$(8)	$15

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	$99	$0	$2	$(2)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS	BRL	700	$(2)	$0	$(2)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		1,200	6	8	(2)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		1,500	8	10	(2)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		$600	21	(25)	46
Pay	28-Day MXN TIIE	8.450%	06/03/2019	GSC	MXN	6,200	6	1	5
Pay	28-Day MXN TIIE	8.450%	06/03/2019	MSC		6,200	7	2	5

							$46	$(4)	$50

(f) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$121.000	02/19/2010	61	$49	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$2,100	$13	$12

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$104.313	03/11/2010	$6,000	$11	$2

(g) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2040	$18,000	$18,710	$18,472
Fannie Mae	5.500%	01/01/2040	4,000	4,214	4,188
Fannie Mae	5.500%	02/01/2040	1,000	1,049	1,043

				$23,973	$23,703

(h) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	1,514	02/2010	BOA	$0	$(43)	$(43)
Buy		1,249	02/2010	DUB	64	0	64
Sell		324	02/2010	DUB	0	(6)	(6)
Sell		161	02/2010	GSC	0	(3)	(3)
Sell		629	02/2010	HSBC	2	(3)	(1)
Sell		110	02/2010	JPM	0	0	0
Sell		106	02/2010	RBS	1	0	1
Sell	CAD	51	01/2010	RBS	0	0	0
Buy	CNY	1,206	06/2010	BCLY	0	(1)	(1)
Buy		2,791	06/2010	BOA	0	(2)	(2)
Sell		4,798	06/2010	BOA	3	0	3
Buy		437	06/2010	CITI	0	(1)	(1)
Buy		364	06/2010	DUB	0	0	0
Buy		4,798	11/2010	BOA	0	(5)	(5)
Buy		1,459	11/2010	GSC	0	(2)	(2)
Buy		6,215	11/2010	JPM	0	(8)	(8)
Buy		1,954	11/2011	DUB	0	(2)	(2)
Sell	EUR	2,073	01/2010	DUB	2	0	2
Buy		3,100	01/2010	GSC	0	(18)	(18)
Sell		130	01/2010	HSBC	10	0	10
Sell		100	01/2010	RBC	0	0	0
Sell		1,334	03/2010	GSC	26	0	26
Buy	GBP	36	01/2010	BNP	0	(2)	(2)
Sell		108	01/2010	CITI	5	0	5
Buy		64	01/2010	HSBC	0	(3)	(3)
Buy	KRW	78,520	02/2010	CITI	1	0	1
Buy		22,000	07/2010	BCLY	0	0	0
Buy		44,406	07/2010	DUB	0	0	0
Buy		36,913	07/2010	MSC	0	0	0
Buy		88,356	08/2010	MSC	0	0	0
Buy		39,734	11/2010	BCLY	0	0	0
Buy		21,721	11/2010	CITI	0	0	0
Buy	MXN	69	04/2010	HSBC	0	0	0
Sell		60	04/2010	JPM	0	0	0
Buy	TWD	2,578	06/2010	BOA	2	0	2
Buy		9,540	06/2010	DUB	6	0	6
Buy		3,330	06/2010	MSC	2	0	2
Buy		418	10/2010	BCLY	0	0	0
Buy		1,239	10/2010	CITI	1	0	1

					$125	$(99)	$26

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$5,655	$1,080	$6,735
Municipal Bonds & Notes	0	61,782	0	61,782
Other Investments+++	701	7,586	86	8,373

Investments, at value	$701	$75,023	$1,166	$76,890

Short Sales, at value	$0	$(23,703)	$0	$(23,703)

Financial Derivative Instruments++++	$550	$113	$0	$663

Total	$1,251	$51,433	$1,166	$53,850

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009++++
Corporate Bonds & Notes	$0	$1,100	$0	$0	$(20)	$0	$1,080	$(20)
Other Investments+++	0	89	0	0	(3)	0	86	(3)

Investments, at value	$0	$1,189	$0	$0	$(23)	$0	$1,166	$(23)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Asset-Backed Securities Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 4.1%
American International Group, Inc.
5.850% due 01/16/2018 (g)	$3,000	$2,465
Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,463	1,310
CVS Pass-Through Trust
5.880% due 01/10/2028 (g)	1,806	1,694
General Electric Capital Corp.
6.875% due 01/10/2039 (g)	1,000	1,036
Masco Corp.
5.875% due 07/15/2012 (g)	5,000	5,111
Northwest Airlines, Inc.
0.758% due 02/06/2015	1,467	1,095
Preferred Term Securities XII Ltd.
0.803% due 03/24/2034	2,076	997
Prudential Financial, Inc.
6.625% due 12/01/2037 (g)	1,000	1,028
Suffield CLO Ltd.
1.059% due 09/26/2014	1,068	1,044
Times Square Hotel Trust
8.528% due 08/01/2026 (g)	6,898	5,561
United Airlines, Inc.
6.636% due 01/02/2024	1,820	1,547

Total Corporate Bonds & Notes (Cost $26,664)		22,888

MUNICIPAL BONDS & NOTES 0.5%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,835	3,068

Total Municipal Bonds & Notes (Cost $3,607)		3,068

U.S. GOVERNMENT AGENCIES 42.8%
Fannie Mae
0.361% due 03/25/2036	390	330
0.471% due 08/25/2031 - 05/25/2032	502	358
0.531% due 04/25/2029	5	5
0.581% due 12/25/2016 - 11/25/2032	30	30
0.631% due 06/25/2029	271	270
0.632% due 11/17/2030 - 05/18/2032	382	380
0.650% due 09/17/2027	8	8
0.681% due 10/25/2030 - 02/25/2033	555	553
0.700% due 06/25/2021 (g)	64	64
0.700% due 10/25/2021	26	26
0.731% due 05/25/2023 - 08/25/2031	1,603	1,597
0.741% due 10/25/2031 (g)	80	80
0.750% due 01/25/2020 - 09/25/2021 (g)	148	147
0.750% due 11/25/2021 - 03/25/2022	17	16
0.782% due 12/18/2031	648	646
0.800% due 12/25/2021	123	123
0.800% due 12/25/2021 (g)	32	31
0.832% due 11/18/2031	26	26
0.881% due 11/25/2031	464	464
0.950% due 04/25/2022	24	24
1.000% due 05/25/2022 (g)	50	50
1.100% due 05/25/2018 (g)	102	102
1.100% due 10/25/2020	25	25
1.150% due 08/25/2023 (g)	73	73
1.231% due 04/25/2032 (g)	47	47
1.250% due 12/25/2023 (g)	94	94
1.400% due 10/25/2022 - 09/25/2023 (g)	62	62
1.400% due 04/25/2023	192	194
1.450% due 01/25/2024	502	508
1.627% due 02/01/2033 (g)	577	590
1.750% due 12/25/2023 (g)	118	116
1.828% due 10/01/2044 (g)	65	64
1.832% due 07/01/2042 - 10/01/2044 (g)	469	465
1.832% due 03/01/2044	16	16
2.032% due 11/01/2030 - 10/01/2040 (g)	173	173
2.385% due 10/01/2033 (g)	211	211
2.522% due 10/01/2026 (g)	138	140
2.522% due 11/01/2040	25	24
2.550% due 12/01/2024	11	12
2.553% due 11/01/2035 (g)	31	31
2.575% due 11/01/2034 (g)	135	141
2.594% due 11/01/2032 (g)	200	205
2.600% due 08/01/2033 (g)	118	121
2.610% due 12/01/2034 (g)	920	940
2.614% due 06/01/2035 (g)	400	408
2.625% due 04/01/2032 (g)	83	85
2.631% due 05/01/2034 (g)	169	175
2.632% due 10/01/2032 (g)	34	35
2.647% due 09/01/2033	26	26
2.650% due 01/01/2033 (g)	52	53
2.791% due 10/01/2033	10	10
2.838% due 07/01/2034 (g)	389	401
2.850% due 12/25/2021	14	14
2.908% due 08/01/2033 (g)	179	184
2.931% due 09/01/2030 (g)	41	42
2.942% due 11/01/2034	12	12
2.944% due 03/01/2030	19	20
2.945% due 11/01/2024 (g)	104	107
2.987% due 01/01/2035 (g)	272	276
2.998% due 11/01/2034 (g)	1,729	1,785
3.011% due 10/01/2034 (g)	34	34
3.012% due 05/01/2025 (g)	45	46
3.036% due 08/01/2032 (g)	37	39
3.055% due 06/01/2033 (g)	252	261
3.096% due 09/01/2033	2	2
3.108% due 05/01/2033 (g)	44	45
3.125% due 01/01/2028	25	26
3.146% due 09/01/2035 (g)	677	695
3.169% due 07/01/2034 (g)	41	42
3.172% due 11/01/2034 (g)	272	279
3.187% due 04/01/2018	15	16
3.190% due 03/01/2027 (g)	57	59
3.203% due 10/01/2035 (g)	254	261
3.215% due 05/01/2031	14	14
3.249% due 03/01/2029	18	19
3.250% due 09/01/2032	26	27
3.259% due 10/01/2033	17	18
3.331% due 06/01/2035 (g)	269	278
3.369% due 12/01/2033	6	6
3.375% due 09/01/2033	6	6
3.384% due 09/01/2033 (g)	125	128
3.387% due 08/01/2026 (g)	70	72
3.427% due 09/01/2033 (g)	167	171
3.432% due 09/01/2033 (g)	32	33
3.455% due 03/01/2036 (g)	263	271
3.478% due 10/01/2033 (g)	749	771
3.487% due 07/01/2034 (g)	71	72
3.499% due 01/01/2033 (g)	208	211
3.569% due 05/01/2034 (g)	475	490
3.594% due 03/01/2036 (g)	376	388
3.621% due 04/01/2034 (g)	363	374
3.636% due 04/01/2033 (g)	74	76
3.730% due 03/01/2032 (g)	70	72
3.757% due 05/01/2036 (g)	139	143
3.776% due 04/01/2034 (g)	260	270
3.801% due 12/01/2034 (g)	113	115
3.849% due 01/01/2035 (g)	41	42
3.855% due 05/25/2035	1,457	1,446
3.935% due 02/01/2035 (g)	377	379
3.965% due 05/01/2033 (g)	204	210
3.975% due 05/01/2036 (g)	253	262
4.000% due 06/01/2010 - 11/25/2033 (g)	251	247
4.000% due 08/25/2018 - 07/25/2033	186	181
4.010% due 02/01/2035 (g)	69	70
4.041% due 07/01/2033 (g)	75	78
4.090% due 09/01/2033 (g)	86	89
4.125% due 09/01/2015 - 12/01/2017 (g)	115	117
4.125% due 10/01/2016 - 01/01/2029	132	135
4.144% due 07/01/2033 (g)	57	58
4.172% due 07/01/2033 (g)	83	86
4.194% due 04/01/2035 (g)	264	270
4.200% due 09/01/2033 (g)	125	129
4.220% due 10/01/2031 (g)	53	56
4.250% due 10/01/2027 - 03/25/2033	26	27
4.258% due 04/01/2035 (g)	229	236
4.297% due 02/01/2035 (g)	74	77
4.320% due 04/01/2034	23	24
4.354% due 03/01/2035 (g)	59	62
4.367% due 01/01/2035 (g)	438	450
4.377% due 01/01/2035 (g)	410	414
4.407% due 03/01/2035 (g)	167	172
4.440% due 05/01/2035 (g)	141	146
4.454% due 01/01/2035 (g)	145	150
4.467% due 01/01/2035 (g)	123	126
4.471% due 04/01/2036 (g)	548	565
4.500% due 01/01/2010 - 09/25/2018	22	22
4.500% due 02/01/2010 (d)	50	50
4.500% due 01/01/2011 (g)	210	215
4.531% due 06/01/2033 (g)	80	80
4.542% due 01/01/2035 (g)	158	163
4.608% due 03/01/2033	8	8
4.684% due 04/01/2035 (g)	227	235
4.688% due 05/01/2035 (g)	669	692
4.724% due 02/01/2035 (g)	126	130
4.737% due 03/01/2035 (g)	145	151
4.748% due 01/01/2036 (g)	1,042	1,075
4.749% due 05/01/2035 (g)	309	321
4.765% due 02/01/2035 (g)	427	442
4.781% due 10/01/2018 (g)	658	660
4.813% due 09/01/2035 (g)	1,309	1,338
4.863% due 01/01/2035 (g)	78	81
4.880% due 02/01/2018	9	9
4.889% due 06/01/2033 (g)	152	157
4.902% due 12/01/2032 (g)	310	317
4.910% due 06/01/2035 (g)	683	713
5.000% due 09/25/2014 - 01/01/2040	3,969	4,070
5.000% due 06/25/2023 - 04/01/2035 (g)	709	735
5.005% due 03/01/2019	21	21
5.040% due 12/01/2017	12	12
5.043% due 07/01/2035 (g)	132	138
5.076% due 08/01/2035 (g)	214	224
5.097% due 06/01/2033 (g)	48	50
5.138% due 12/01/2036 (g)	269	281
5.145% due 01/01/2015	24	24
5.163% due 04/01/2036 (g)	463	485
5.191% due 04/01/2037 (g)	337	354
5.223% due 12/01/2014	9	9
5.293% due 12/01/2035 (g)	69	72
5.370% due 08/25/2043	849	881
5.444% due 01/01/2037 (g)	123	130
5.500% due 04/25/2017 - 04/01/2019 (g)	2,227	2,301
5.500% due 02/01/2018 - 01/01/2040	89,005	93,134
5.699% due 05/01/2036 (g)	95	97
5.750% due 07/01/2010	1	1
5.752% due 12/01/2036 (g)	241	254
5.754% due 04/01/2036 (g)	250	264
5.850% due 09/16/2028	24	24
5.874% due 12/01/2036 (g)	252	266
6.000% due 03/25/2016 (g)	92	97
6.154% due 04/01/2036 (g)	34	36
6.180% due 11/01/2019	25	25
6.250% due 02/01/2011 (g)	445	460
6.285% due 08/01/2018 (g)	33	33
6.440% due 07/01/2036 (d)	744	796
6.500% due 12/25/2023	197	215
6.500% due 06/25/2028 (g)	81	79
6.510% due 08/01/2036 (d)(g)	1,059	1,140
6.770% due 01/18/2029	166	171
7.000% due 02/01/2019 (g)	129	141
7.000% due 07/25/2042	12	14
7.500% due 08/25/2021 - 07/25/2022 (g)	212	229
7.875% due 11/01/2018	15	17
8.000% due 03/25/2021	184	202
8.500% due 05/01/2017 - 03/01/2029	68	76
8.500% due 09/01/2022 (d)	229	262
8.500% due 01/25/2025 - 04/01/2032 (g)	243	279
9.375% due 04/01/2016 (d)	126	147
15.350% due 08/25/2021 (g)	73	91
Farmer Mac
7.537% due 01/25/2012 (g)	300	294
Federal Housing Administration
7.430% due 03/01/2021	10	10
Freddie Mac
0.189% due 05/04/2011 (d)	11,414	11,429
0.208% due 08/05/2011 (d)	3,270	3,271
0.327% due 03/09/2011 (d)	6,063	6,075
0.350% due 04/01/2011 (d)	44,471	44,551
0.483% due 10/15/2032 - 03/15/2034 (g)	116	116
0.483% due 07/15/2034	562	561
0.491% due 08/25/2031	186	169
0.583% due 12/15/2029 (g)	55	54
0.591% due 10/25/2029	2	2
0.683% due 08/15/2029 - 12/15/2031	250	249
0.700% due 02/15/2024 - 09/15/2026 (g)	207	206
0.750% due 05/15/2023	193	192
0.783% due 08/15/2029	376	375
0.783% due 08/15/2031 (g)	98	98
0.800% due 04/15/2022	13	13
0.900% due 03/15/2020 (g)	49	48
0.950% due 06/15/2022 (g)	52	52
1.151% due 05/15/2023 (g)	96	96
1.200% due 02/15/2021	20	20
1.350% due 05/15/2023 (g)	30	30
1.832% due 10/25/2044	801	765
1.832% due 02/25/2045 (g)	58	53
2.032% due 07/25/2044	2,141	2,041
2.609% due 10/01/2034 (g)	107	110
2.662% due 11/01/2034 (g)	182	188
2.725% due 11/01/2034 (g)	152	156
2.744% due 09/01/2033 (g)	211	215
2.750% due 02/01/2017	6	6
2.760% due 10/15/2022 (g)	33	33
2.780% due 03/01/2034 (g)	123	126
2.782% due 04/01/2035 (g)	607	621
2.823% due 03/01/2028	16	16
2.841% due 10/01/2033	11	11
2.858% due 01/01/2035 (g)	26	27
2.888% due 12/01/2035 (g)	246	252
2.910% due 11/01/2023	8	8
3.052% due 02/01/2022	13	14
3.090% due 09/25/2023	916	719
3.103% due 11/01/2035 (g)	307	316
3.105% due 08/01/2029	2	2
3.129% due 04/01/2034 (g)	88	91
3.130% due 11/01/2033 (g)	60	61
3.133% due 01/01/2035 (g)	667	691
3.151% due 11/01/2027 (g)	111	114
3.169% due 09/01/2028 (g)	32	33
3.172% due 03/01/2025 (g)	81	80
3.223% due 04/01/2033	13	13
3.224% due 08/01/2032	11	11
3.239% due 02/01/2035 (g)	535	548
3.260% due 08/01/2023 - 04/01/2032 (g)	216	222
3.279% due 11/01/2034 (g)	61	63
3.284% due 03/01/2032 (g)	147	152
3.285% due 11/01/2024 (g)	247	245
3.286% due 03/01/2030 (g)	49	50
3.305% due 02/01/2026	18	18
3.317% due 11/01/2034 (g)	85	88
3.349% due 11/01/2034 (g)	46	47
3.354% due 11/01/2029 - 09/01/2033 (g)	342	350
3.358% due 10/01/2033 (g)	93	97
3.455% due 08/01/2030 (g)	99	101
3.515% due 12/01/2024 (g)	273	271
3.558% due 06/01/2035 (g)	849	862
3.661% due 07/01/2032	25	26
3.687% due 04/01/2034 (g)	217	224
3.817% due 03/01/2033	21	22
3.903% due 08/01/2035 (g)	855	884
3.952% due 02/01/2035 (g)	52	54
4.000% due 10/15/2033	256	245
4.033% due 04/01/2031 (g)	34	35
4.042% due 12/01/2033 (g)	583	601
4.086% due 04/01/2032 (g)	131	135
4.113% due 12/01/2033 (g)	202	208
4.122% due 02/01/2035 (g)	369	377
4.142% due 01/01/2034 (g)	43	45
4.157% due 04/01/2033 (g)	39	40
4.190% due 06/01/2034 (g)	961	1,000
4.283% due 01/01/2035 (g)	108	110
4.296% due 02/01/2035 (g)	123	127
4.317% due 02/01/2035 (g)	92	95
4.355% due 01/01/2035 (g)	420	435
4.358% due 01/01/2035 (g)	179	183
4.359% due 02/01/2035 (g)	122	126
4.393% due 02/01/2035 (g)	191	196
4.410% due 02/01/2035 (g)	97	100
4.427% due 01/01/2035 (g)	183	189
4.450% due 04/01/2035 (g)	760	777
4.488% due 02/01/2035 (g)	120	124
4.500% due 08/01/2010 - 11/15/2025 (g)	315	317
4.500% due 08/15/2017 - 05/15/2018	150	157
4.654% due 09/01/2035 (g)	286	296
4.846% due 09/01/2035 (g)	94	98
4.880% due 03/01/2035 (g)	226	233
4.933% due 01/01/2032	19	19
5.000% due 02/15/2011 - 09/15/2035 (g)	150	138
5.000% due 01/15/2013 - 02/15/2036	890	889
5.013% due 12/01/2035 (g)	512	529
5.043% due 05/01/2035 (g)	533	555
5.148% due 01/01/2036 (g)	454	474
5.153% due 09/01/2035 (g)	277	286
5.223% due 11/01/2034 (g)	506	528
5.282% due 09/01/2035 (g)	56	58
5.289% due 04/01/2036 (g)	303	318
5.434% due 07/01/2037 (g)	159	165
5.456% due 02/01/2036 (g)	91	93
5.500% due 05/15/2036	122	125
5.511% due 04/01/2036 (g)	112	118
5.704% due 05/01/2026 (g)	45	46
5.727% due 03/01/2036 (g)	787	832
5.811% due 08/01/2031 (g)	247	249
5.972% due 04/01/2035 (g)	188	194
6.500% due 10/15/2013 - 07/25/2043	2,723	2,959
6.500% due 09/01/2031 (g)	366	388
6.950% due 07/15/2021	499	545
7.000% due 05/15/2021	189	208
7.000% due 06/15/2029 - 08/01/2032 (g)	697	767
7.500% due 02/15/2023 (g)	27	30
7.500% due 01/15/2031	25	27
8.000% due 03/15/2023 (g)	88	88
9.250% due 11/15/2019	14	16
9.500% due 04/15/2020	18	20
16.734% due 09/15/2014	19	21
Ginnie Mae
0.632% due 03/16/2029	154	153
0.633% due 02/20/2029 - 09/20/2030	277	275
0.782% due 10/16/2029	138	137
3.625% due 09/20/2018 - 09/20/2028	23	23
3.625% due 07/20/2029 - 09/20/2033 (g)	928	946
3.875% due 11/20/2031	21	22
4.000% due 04/20/2016	15	15
4.000% due 01/20/2033 - 01/20/2034 (g)	794	810
4.125% due 10/20/2026 - 10/20/2033 (g)	151	155
4.125% due 12/20/2027	5	5
4.250% due 02/20/2030	3	3
4.250% due 02/20/2030 (g)	156	161
4.375% due 04/20/2017 - 05/20/2032	79	81
4.375% due 06/20/2021 - 04/20/2033 (g)	535	551
4.500% due 05/20/2016 - 04/20/2019	20	21

Total U.S. Government Agencies (Cost $237,992)		239,845

U.S. TREASURY OBLIGATIONS 19.4%
U.S. Treasury Notes
1.000% due 07/31/2011 (d)(h)	894	896
1.000% due 08/31/2011 (d)	641	641
1.000% due 09/30/2011 (d)	17,671	17,672
1.000% due 10/31/2011 (d)	262	262
3.125% due 10/31/2016	90,100	88,995

Total U.S. Treasury Obligations (Cost $110,131)		108,466

MORTGAGE-BACKED SECURITIES 55.4%
Adjustable Rate Mortgage Trust
3.142% due 03/25/2035	8,178	7,181
5.082% due 11/25/2035 (g)	3,960	3,587
5.364% due 11/25/2035	1,657	1,121
5.401% due 01/25/2036	325	270
American Home Mortgage Assets
0.441% due 10/25/2046	3,758	1,912
1.464% due 11/25/2046	2,480	1,165
American Home Mortgage Investment Trust
0.411% due 08/25/2035	35	10
2.231% due 02/25/2045	391	295
2.431% due 06/25/2045	283	177
5.660% due 09/25/2045	903	713
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	278	283
Banc of America Funding Corp.
3.267% due 05/25/2035	101	95
6.086% due 01/20/2047	72	51
Banc of America Mortgage Securities, Inc.
3.352% due 12/25/2033	556	490
3.531% due 11/25/2034	369	305
3.718% due 05/25/2033	346	315
3.832% due 08/25/2034	257	243
4.123% due 07/25/2033	520	467
4.158% due 06/25/2034	470	397
4.582% due 11/25/2033	198	185
5.420% due 02/25/2033	145	122
6.500% due 09/25/2033	56	57
Bear Stearns Adjustable Rate Mortgage Trust
3.228% due 11/25/2030	33	31
3.634% due 04/25/2034	1,208	1,068
3.708% due 01/25/2034	262	247
3.869% due 10/25/2034	364	274
3.908% due 10/25/2034	242	184
4.100% due 05/25/2034	44	39
4.147% due 07/25/2034	3	3
4.150% due 11/25/2034	1,459	1,375
4.371% due 02/25/2034	1,033	875
4.449% due 04/25/2034	2,302	2,018
4.456% due 02/25/2033	26	24
4.462% due 10/25/2035	9,415	9,184
4.503% due 08/25/2033	94	89
4.625% due 10/25/2035	530	452
4.631% due 05/25/2034	126	112
4.846% due 04/25/2034	324	264
4.927% due 05/25/2033	1,027	651
5.436% due 05/25/2047	3,092	2,191
5.727% due 02/25/2036	2,284	1,456
5.742% due 02/25/2036	647	464
Bear Stearns Alt-A Trust
3.080% due 12/25/2033	1,504	1,324
4.073% due 08/25/2036	1,715	675
4.721% due 03/25/2035	289	190
5.081% due 02/25/2036	43	22
5.310% due 05/25/2035	110	76
5.378% due 09/25/2035	177	118
5.672% due 01/25/2036	1,958	1,153
6.250% due 08/25/2036	4,672	2,959
Bear Stearns Commercial Mortgage Securities
0.343% due 03/15/2019	2,524	2,209
0.883% due 03/15/2019	2,500	1,188
Bear Stearns Mortgage Securities, Inc.
3.494% due 06/25/2030	153	148
Bear Stearns Structured Products, Inc.
1.231% due 03/25/2037	816	715
5.626% due 01/26/2036	3,177	1,963
5.673% due 12/26/2046	2,094	1,186
Bella Vista Mortgage Trust
0.483% due 05/20/2045	140	76
Carey Commercial Mortgage Trust
5.970% due 09/20/2019	1,390	1,420
CBA Commercial Small Balance Commercial Mortgage
0.511% due 12/25/2036	686	465
CC Mortgage Funding Corp.
0.741% due 01/25/2035	1,353	481
Chase Commercial Mortgage Securities Corp.
6.650% due 07/15/2032	1,000	959
Chase Mortgage Finance Corp.
5.000% due 11/25/2033	246	243
5.398% due 01/25/2036	378	216
Citicorp Mortgage Securities, Inc.
2.783% due 11/25/2018	35	34
5.000% due 12/25/2033	30	30
Citigroup Mortgage Loan Trust, Inc.
0.561% due 12/25/2034	800	694
1.031% due 08/25/2035	564	371
2.990% due 12/25/2035	170	150
4.098% due 08/25/2035	680	556
4.248% due 08/25/2035	1,624	1,448
4.641% due 08/25/2035	782	622
4.700% due 12/25/2035	479	426
5.978% due 09/25/2037	5,783	4,056
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	511	385
Commercial Mortgage Pass-Through Certificates
0.455% due 02/05/2019	100	92
5.479% due 02/05/2019	3,000	2,462
5.570% due 02/05/2019	2,000	1,171
8.333% due 08/15/2033	1,500	1,449
Countrywide Alternative Loan Trust
0.313% due 09/20/2046	267	265
0.421% due 09/25/2046	2,199	1,049
0.421% due 11/25/2046	172	85
0.428% due 12/20/2046	7,212	3,535
0.433% due 07/20/2046	3,614	1,609
0.443% due 03/20/2046	1,150	564
0.443% due 07/20/2046	3,149	1,372
0.481% due 05/25/2035	487	257
0.501% due 02/25/2036	431	231
0.511% due 12/25/2035	703	425
0.521% due 11/25/2035	174	92
0.541% due 10/25/2035	250	133
0.553% due 11/20/2035	1,198	678
0.561% due 10/25/2035	208	109
0.631% due 03/25/2034	80	71
0.731% due 05/25/2035	1,659	1,176
0.731% due 09/25/2047	105	23
1.001% due 11/25/2035	7,584	3,997
1.544% due 02/25/2036	1,908	1,007
2.504% due 08/25/2046	4,885	2,426
4.250% due 03/25/2034	903	860
4.250% due 02/25/2035	879	831
5.500% due 08/25/2034	1,510	1,360
5.500% due 03/25/2036	249	180
5.750% due 03/25/2037	1,500	910
5.882% due 02/25/2037	3,357	2,300
6.000% due 10/25/2032	14	13
6.110% due 08/25/2036	605	573
6.250% due 08/25/2037	981	492
6.500% due 11/25/2031	613	565
Countrywide Home Loan Mortgage Pass-Through Trust
0.521% due 04/25/2035	165	87
0.531% due 03/25/2035	129	70
0.551% due 03/25/2035	6,623	3,729
0.571% due 02/25/2035	178	117
0.621% due 02/25/2035	444	151
0.631% due 08/25/2018	160	155
0.691% due 09/25/2034	660	214
0.731% due 03/25/2034	101	89
0.771% due 02/25/2035	633	418
0.821% due 08/25/2034	1,400	645
3.087% due 06/19/2031	11	10
3.238% due 04/25/2035	474	106
3.455% due 02/19/2034	89	74
3.701% due 02/20/2035	15	12
3.742% due 02/19/2034	59	27
3.971% due 08/25/2034	676	462
4.222% due 05/19/2033	54	49
4.499% due 07/19/2033	340	284
4.500% due 10/25/2018	380	365
4.580% due 12/19/2033	298	292
4.727% due 02/25/2034	415	359
5.000% due 11/25/2018	249	250
5.000% due 08/25/2033	3,035	2,666
5.250% due 02/20/2036	1,611	970
5.500% due 08/25/2033	828	613
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	405
CS First Boston Mortgage Securities Corp.
0.879% due 03/25/2032	283	241
3.292% due 07/25/2033	113	103
3.340% due 06/25/2033	911	772
3.516% due 10/25/2033	681	567
3.692% due 08/25/2033	788	723
4.030% due 12/25/2032	169	127
5.500% due 11/25/2035	1,210	1,041
5.603% due 07/15/2035	1,180	1,236
5.750% due 04/25/2033	185	179
6.250% due 07/25/2035	1,367	1,180
6.500% due 04/25/2033	61	59
7.000% due 02/25/2033	70	69
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	408
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018	255	246
Downey Savings & Loan Association Mortgage Loan Trust
1.484% due 04/19/2047	2,061	1,125
Drexel Burnham Lambert CMO Trust
0.985% due 05/01/2016	87	87
First Horizon Alternative Mortgage Securities
2.596% due 06/25/2034 (g)	5,418	4,280
3.085% due 09/25/2034	859	679
3.143% due 03/25/2035	558	370
5.613% due 11/25/2035	5,241	2,671
First Horizon Asset Securities, Inc.
0.731% due 03/25/2018	103	96
3.009% due 10/25/2034	266	238
3.125% due 12/27/2032	14	13
3.148% due 07/25/2033	118	108
4.046% due 02/25/2035	477	405
5.377% due 08/25/2035	1,326	1,144
5.830% due 08/25/2037	375	267
First Republic Mortgage Loan Trust
0.533% due 08/15/2032	339	265
0.583% due 11/15/2031	750	638
0.711% due 06/25/2030	91	83
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	523
6.500% due 05/15/2035	20	20
GMAC Mortgage Corp. Loan Trust
4.420% due 05/25/2035	80	63
5.500% due 09/25/2034	55	55
Greenpoint Mortgage Funding Trust
0.441% due 04/25/2036	635	346
0.451% due 06/25/2045	604	314
0.461% due 06/25/2045	554	325
Greenpoint Mortgage Pass-Through Certificates
3.829% due 10/25/2033	559	413
Greenwich Capital Acceptance, Inc.
4.232% due 06/25/2024	57	50
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	2,750	2,610
5.444% due 03/10/2039	2,500	2,214
GS Mortgage Securities Corp. II
0.605% due 03/06/2020 (g)	4,500	3,878
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	2,167	2,100
8.000% due 09/19/2027	980	978
GSR Mortgage Loan Trust
0.581% due 01/25/2034	92	75
3.262% due 09/25/2035	109	95
3.336% due 09/25/2035	1,221	1,060
4.555% due 09/25/2035	102	88
5.156% due 01/25/2036	1,306	1,004
5.234% due 11/25/2035 (g)	3,897	3,239
6.000% due 03/25/2032	1	1
GSRPM Mortgage Loan Trust
0.931% due 01/25/2032	405	356
Harborview Mortgage Loan Trust
0.323% due 01/19/2038	1,046	1,029
0.413% due 07/19/2046	2,332	1,115
0.423% due 02/19/2046	1,192	552
0.433% due 09/19/2046	1,274	652
0.453% due 05/19/2035	696	361
0.473% due 03/19/2036	834	452
0.583% due 01/19/2035	115	62
0.603% due 02/19/2034	79	64
2.903% due 11/19/2034	101	78
3.122% due 06/19/2045	198	99
4.049% due 08/19/2034	626	450
5.099% due 07/19/2035 (g)	6,614	4,597
5.315% due 12/19/2035	113	85
5.750% due 08/19/2036	4,434	2,770
Impac CMB Trust
1.131% due 10/25/2033	691	566
Impac Secured Assets CMN Owner Trust
0.291% due 03/25/2037	717	409
0.581% due 05/25/2036	373	287
0.661% due 08/25/2036	2,808	1,308
Indymac ARM Trust
2.819% due 01/25/2032	21	15
Indymac Index Mortgage Loan Trust
0.421% due 09/25/2046	1,713	845
0.441% due 06/25/2047	419	108
0.471% due 04/25/2035	513	293
0.511% due 03/25/2035	417	252
0.531% due 06/25/2037	414	157
0.551% due 02/25/2035	2,126	1,322
0.841% due 09/25/2034	409	232
2.965% due 12/25/2034	2,160	1,493
Indymac Loan Trust
0.451% due 01/25/2011	54	25
JPMorgan Alternative Loan Trust
0.311% due 12/25/2036	327	318
JPMorgan Chase Commercial Mortgage Securities Corp.
0.683% due 07/15/2019	1,000	718
5.376% due 07/12/2037	1,900	1,976
JPMorgan Mortgage Trust
4.306% due 10/25/2033	683	649
4.860% due 04/25/2035	203	189
5.006% due 06/25/2035	561	452
5.022% due 02/25/2035	1,079	993
5.121% due 10/25/2035	500	299
5.345% due 10/25/2035	1,182	1,004
5.399% due 11/25/2035	337	294
5.500% due 10/25/2035	249	194
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	39	39
LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035	2,185	2,175
LB Mortgage Trust
8.439% due 01/20/2017	152	151
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	87
6.058% due 06/15/2020	14	15
MASTR Adjustable Rate Mortgages Trust
3.034% due 10/25/2032	1,237	1,206
3.326% due 12/25/2033	7	5
3.630% due 07/25/2034	16	16
5.182% due 01/25/2034	5	4
MASTR Seasoned Securities Trust
6.500% due 08/25/2032	606	614
Mellon Residential Funding Corp.
0.583% due 11/15/2031	61	58
0.673% due 12/15/2030	4,292	3,868
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	393
5.485% due 03/12/2051	500	408
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036	29	20
3.636% due 08/25/2033	596	148
5.012% due 05/25/2033	2,649	2,523
MLCC Mortgage Investors, Inc.
0.541% due 08/25/2028	59	49
0.551% due 10/25/2028	387	347
0.601% due 03/25/2028	12	9
2.411% due 01/25/2029	140	125
2.955% due 08/25/2029	1,733	1,588
3.523% due 12/25/2034	101	92
4.250% due 10/25/2035	2,349	2,073
4.434% due 04/25/2035	207	176
Morgan Stanley Capital I
0.294% due 10/15/2020	17	15
5.207% due 11/14/2042	1,090	1,076
5.692% due 04/15/2049	500	423
5.731% due 07/12/2044	3,000	2,944
Morgan Stanley Mortgage Loan Trust
0.501% due 09/25/2035	79	51
3.386% due 10/25/2034	276	227
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,511	1,479
Ocwen Residential MBS Corp.
6.875% due 06/25/2039	307	2
Provident Funding Mortgage Loan Trust
3.195% due 04/25/2034	275	256
Prudential Securities Secured Financing Corp.
0.076% due 05/25/2022	83	86
Residential Accredit Loans, Inc.
0.411% due 06/25/2046	4,254	1,658
0.421% due 04/25/2046	3,617	1,951
0.441% due 04/25/2046	219	82
0.531% due 08/25/2035	4,984	2,590
0.631% due 10/25/2045	4,966	2,558
4.090% due 09/25/2034	43	38
5.000% due 09/25/2019	556	527
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	33	31
Residential Asset Securitization Trust
0.581% due 10/25/2018	195	176
0.631% due 05/25/2034	1,555	1,301
0.681% due 02/25/2034	399	356
4.750% due 02/25/2019	392	379
5.162% due 12/25/2034	1,607	1,311
6.000% due 03/25/2037	6,124	4,344
Residential Funding Mortgage Securities I
0.631% due 07/25/2018	167	135
5.564% due 02/25/2036	294	186
6.500% due 03/25/2032	3	3
SACO I, Inc.
7.000% due 08/25/2036	29	28
Salomon Brothers Mortgage Securities VII, Inc.
0.731% due 05/25/2032	130	120
3.534% due 12/25/2030	1,820	1,673
3.689% due 09/25/2033	35	33
8.500% due 05/25/2032	650	587
Sequoia Mortgage Trust
0.463% due 02/20/2035	546	384
0.543% due 11/20/2034	107	78
0.583% due 10/19/2026	261	195
0.613% due 10/20/2027	97	80
0.633% due 10/20/2027	165	142
0.704% due 05/20/2034	207	160
0.913% due 10/20/2027	625	486
1.285% due 02/20/2034	597	395
2.142% due 06/20/2034	59	50
2.714% due 08/20/2034	413	301
2.793% due 09/20/2032	26	22
3.068% due 04/20/2035	342	306
Structured Adjustable Rate Mortgage Loan Trust
0.571% due 08/25/2035	606	432
1.026% due 06/25/2034	1,256	868
1.881% due 01/25/2035	805	381
3.443% due 03/25/2034	322	278
3.586% due 02/25/2034	543	258
5.245% due 08/25/2035	4,411	3,065
Structured Asset Mortgage Investments, Inc.
0.331% due 09/25/2047	28	27
0.401% due 03/25/2037	1,134	311
0.421% due 07/25/2046	5,947	2,854
0.451% due 05/25/2036	3,241	1,614
0.511% due 02/25/2036	841	457
0.533% due 07/19/2034	2,309	1,024
0.541% due 12/25/2035	898	484
0.583% due 03/19/2034	753	348
1.073% due 10/19/2033	63	52
5.318% due 05/02/2030	266	223
Structured Asset Securities Corp.
2.824% due 06/25/2033	1,607	1,293
3.088% due 10/25/2031	60	55
3.208% due 06/25/2032	19	5
3.320% due 02/25/2032	5	4
3.606% due 06/25/2033	650	521
4.225% due 07/25/2032	32	26
5.500% due 07/25/2033	173	172
6.943% due 11/25/2032	14	14
7.500% due 10/25/2036	3,079	2,910
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036	2	2
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046	476	458
0.366% due 06/25/2037	1,516	1,483
3.961% due 10/25/2043	1,278	1,184
Travelers Mortgage Services, Inc.
3.524% due 09/25/2018	64	64
UBS Commercial Mortgage Trust
1.133% due 07/15/2024	6,236	5,150
Wachovia Bank Commercial Mortgage Trust
0.313% due 06/15/2020	75	63
0.323% due 09/15/2021 (g)	10,623	9,064
0.353% due 09/15/2021	1,000	681
0.420% due 10/15/2041 (a)	90,189	1,672
Wachovia Mortgage Loan Trust LLC
5.460% due 10/20/2035	924	775
WaMu Mortgage Pass-Through Certificates
0.034% due 12/19/2039	610	347
0.491% due 11/25/2045	1,364	978
0.501% due 12/25/2045	1,177	824
0.521% due 07/25/2045	1,243	909
0.521% due 10/25/2045	338	243
0.541% due 01/25/2045	2,355	1,795
0.551% due 07/25/2045	2,263	1,680
0.610% due 11/25/2034	273	203
0.620% due 11/25/2034	50	30
0.640% due 10/25/2044	2,522	1,703
0.670% due 06/25/2044	219	142
0.670% due 07/25/2044	191	100
0.740% due 11/25/2034	4,184	1,723
0.750% due 07/25/2044	152	46
0.771% due 12/25/2027 (g)	4,590	3,453
1.304% due 04/25/2047	130	71
1.332% due 02/25/2047	3,417	1,853
1.544% due 02/25/2046	1,015	577
1.614% due 01/25/2046	2,627	1,448
1.903% due 05/25/2041	174	158
1.913% due 11/25/2041	204	167
1.944% due 06/25/2042	590	427
1.944% due 08/25/2042	984	725
1.944% due 04/25/2044	763	435
2.509% due 02/27/2034	1,780	1,442
2.522% due 11/25/2041	18	13
2.771% due 01/25/2033	321	295
2.851% due 08/25/2033	51	32
2.911% due 06/25/2033	20	19
3.051% due 06/25/2033	591	552
3.136% due 06/25/2034	319	294
3.566% due 04/25/2033	354	185
3.640% due 03/25/2033	3,134	2,845
4.585% due 04/25/2035	146	146
4.651% due 04/25/2035	200	200
4.821% due 09/25/2035	300	235
5.387% due 02/25/2037	3,746	2,654
5.673% due 02/25/2037	1,715	1,093
5.834% due 02/25/2037	1,948	1,346
Washington Mutual MSC Mortgage Pass-Through Certificates
0.731% due 01/25/2018	144	117
3.309% due 12/25/2032	649	617
3.539% due 11/25/2030	110	91
4.414% due 02/25/2033	87	70
6.500% due 11/25/2018	1,181	1,185
Wells Fargo Mortgage-Backed Securities Trust
0.731% due 07/25/2037	2,648	1,603
2.935% due 01/25/2035	274	269
2.971% due 12/25/2034	719	676
3.013% due 11/25/2034	953	924
3.266% due 05/25/2035	664	329
3.518% due 06/25/2035	1,132	1,053
4.233% due 02/25/2035	1,062	953
4.471% due 11/25/2033	764	752
4.538% due 02/25/2033	16	15
4.578% due 12/25/2033 (g)	6,100	5,649
4.721% due 07/25/2034	164	163
4.950% due 03/25/2036	1,033	856
4.979% due 12/25/2034	59	58
4.996% due 10/25/2035	28	26
5.000% due 10/25/2035	137	124
5.010% due 03/25/2036	277	225
5.250% due 02/25/2018	124	124
5.589% due 07/25/2036	1,337	1,024

Total Mortgage-Backed Securities (Cost $366,132)		309,949

ASSET-BACKED SECURITIES 56.8%
Aames Mortgage Investment Trust
0.631% due 10/25/2035	1,276	1,130
ABFS Mortgage Loan Trust
0.731% due 04/25/2034	342	292
6.785% due 07/15/2033	2,000	1,326
Access Group, Inc.
1.582% due 10/27/2025	2,562	2,637
Accredited Mortgage Loan Trust
0.281% due 02/25/2037	776	751
0.441% due 12/25/2035	69	63
ACE Securities Corp.
0.321% due 06/25/2037	1,338	1,114
0.931% due 12/25/2033	1,150	842
1.431% due 03/25/2035	51	0
Aegis Asset-Backed Securities Trust
0.311% due 01/25/2037	146	143
AFC Home Equity Loan Trust
0.501% due 04/25/2028	779	500
0.831% due 06/25/2028	1,061	532
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,673	1,388
American Residential Eagle Certificate Trust
1.231% due 05/25/2028	599	579
Ameriquest Mortgage Securities, Inc.
1.581% due 02/25/2033	2,130	1,588
Amortizing Residential Collateral Trust
0.501% due 06/25/2032	59	46
0.511% due 01/25/2032	49	40
0.521% due 07/25/2032	20	18
0.931% due 08/25/2032	17	11
Amresco Residential Securities Mortgage Loan Trust
0.726% due 06/25/2028	155	81
0.741% due 03/25/2027	1	1
0.786% due 06/25/2027	96	85
0.786% due 09/25/2027	376	279
Asset-Backed Funding Certificates
0.291% due 11/25/2036	5	5
0.291% due 01/25/2037	58	56
0.341% due 10/25/2036	775	705
0.581% due 06/25/2034 (g)	6,115	4,351
0.651% due 03/25/2035 (g)	4,905	3,569
0.911% due 04/25/2033	1,036	648
1.251% due 03/25/2032	1,448	1,206
4.420% due 06/25/2035	444	434
Asset-Backed Securities Corp. Home Equity
0.493% due 06/15/2031	70	44
1.583% due 04/15/2033	140	106
Bank One Issuance Trust
0.403% due 02/15/2017	1,500	1,465
Bayview Financial Asset Trust
0.631% due 12/25/2039	468	304
Bear Stearns Asset-Backed Securities Trust
0.301% due 12/25/2036	695	628
0.316% due 10/25/2036	375	344
0.351% due 05/25/2037	203	182
0.381% due 08/25/2036	83	78
0.561% due 01/25/2036	264	249
0.581% due 09/25/2034	2,352	2,282
0.631% due 10/27/2032	55	37
0.681% due 12/25/2033	2,512	2,113
0.721% due 06/25/2036	1,100	441
0.731% due 11/25/2042	72	63
0.731% due 09/25/2034 (j)	383	225
0.821% due 06/25/2043	1,992	1,631
0.891% due 10/25/2032	132	114
0.911% due 09/25/2035 (g)	4,505	4,033
0.981% due 11/25/2042	373	313
1.231% due 10/25/2037	5,397	1,486
1.231% due 10/25/2037 (g)	7,563	4,785
1.431% due 10/25/2032	421	370
1.481% due 08/25/2037	5,632	3,512
1.831% due 10/25/2037	1,500	453
4.434% due 07/25/2036	2,133	1,082
4.463% due 10/25/2036	2,961	1,982
5.000% due 01/25/2034	175	160
5.250% due 10/25/2033	2,004	1,824
5.500% due 06/25/2034	1,959	1,681
5.500% due 12/25/2035	715	543
Bear Stearns Second Lien Trust
1.031% due 12/25/2036	5,000	128
Carrington Mortgage Loan Trust
0.281% due 10/25/2036	501	489
CDC Mortgage Capital Trust
0.851% due 01/25/2033	38	29
1.281% due 01/25/2033	1,231	666
Cendant Mortgage Corp.
5.984% due 07/25/2043	46	46
Centex Home Equity
0.711% due 06/25/2034	25	22
0.921% due 09/25/2034	472	210
5.160% due 09/25/2034	1,614	1,251
Chase Funding Mortgage Loan Asset-Backed Certificates
0.771% due 04/25/2033	5	4
0.811% due 11/25/2034	4	4
1.881% due 03/25/2032	62	7
4.515% due 02/25/2014	327	309
4.537% due 09/25/2032	7	4
Chase Issuance Trust
0.283% due 08/15/2019	3,000	2,832
CIT Group Home Equity Loan Trust
0.881% due 12/25/2031	887	402
CIT Mortgage Loan Trust
2.645% due 10/25/2037	400	172
Citigroup Mortgage Loan Trust, Inc.
0.311% due 01/25/2037	184	107
0.331% due 10/25/2036	26	25
0.341% due 08/25/2036	853	688
0.341% due 03/25/2037	513	435
5.550% due 08/25/2035	500	262
5.629% due 08/25/2035	2,777	1,607
Community Program Loan Trust
4.500% due 10/01/2018	2,273	2,281
4.500% due 04/01/2029	500	448
Conseco Finance
0.933% due 08/15/2033	161	77
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,807	1,411
Conseco Financial Corp.
6.110% due 09/01/2023	176	176
6.180% due 04/01/2030	1,029	942
6.220% due 03/01/2030	3,412	3,331
6.240% due 12/01/2028	203	187
6.450% due 06/01/2030	94	94
6.530% due 04/01/2030	736	680
6.760% due 03/01/2030	297	297
6.810% due 12/01/2028	3,862	3,598
6.860% due 03/15/2028	28	28
6.860% due 07/15/2029	357	353
6.870% due 04/01/2030	45	42
7.070% due 01/15/2029	66	67
7.140% due 03/15/2028	405	404
7.290% due 03/15/2028	226	228
7.360% due 02/15/2029	29	29
7.550% due 01/15/2029	1,548	1,575
7.620% due 06/15/2028	103	104
Countrywide Asset-Backed Certificates
0.281% due 03/25/2037	233	231
0.281% due 05/25/2037	175	171
0.281% due 07/25/2037	825	776
0.311% due 06/25/2037	538	517
0.311% due 10/25/2047	646	588
0.311% due 03/25/2037 (g)	4,064	3,781
0.341% due 06/25/2035	173	161
0.341% due 10/25/2046	553	537
0.351% due 01/25/2037	15	15
0.391% due 02/25/2036	80	77
0.411% due 09/25/2036	1,540	1,201
0.421% due 06/25/2036	1,182	980
0.461% due 09/25/2034	134	114
0.511% due 04/25/2034	8	6
0.571% due 05/25/2036	17	9
0.601% due 12/25/2034	64	46
0.601% due 04/25/2036	579	298
0.621% due 11/25/2034	1,058	796
0.691% due 05/25/2046	3,487	2,228
0.701% due 11/25/2033	216	163
0.711% due 12/25/2031	164	78
0.731% due 09/25/2032	382	276
0.731% due 05/25/2035	441	432
0.831% due 11/25/2033	33	22
0.851% due 09/25/2033	18	13
0.881% due 10/25/2034	5,946	1,887
0.911% due 06/25/2033	24	17
1.131% due 05/25/2032	616	588
4.946% due 10/25/2035	320	276
5.125% due 12/25/2034	3,873	1,050
6.047% due 05/25/2036	500	193
Credit-Based Asset Servicing & Securitization LLC
0.291% due 04/25/2037	2,246	1,642
0.321% due 12/25/2037	145	143
0.661% due 01/25/2036	1,000	12
1.131% due 11/25/2033	2,264	1,653
2.331% due 01/25/2031	238	230
5.028% due 08/25/2035	335	313
5.303% due 12/25/2035	566	526
5.970% due 10/25/2036	1,865	1,886
CS First Boston Mortgage Securities Corp.
0.591% due 05/25/2044	220	191
0.851% due 01/25/2032	13	10
Denver Arena Trust
6.940% due 11/15/2019	1,358	1,202
EMC Mortgage Loan Trust
0.681% due 12/25/2042	2,312	1,341
0.981% due 08/25/2040	1,130	695
Encore Credit Corp.
3.981% due 07/25/2033	195	178
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,196	1,022
Equity One Asset-Backed Securities, Inc.
0.481% due 07/25/2034	76	50
0.531% due 04/25/2034	1,324	822
0.571% due 07/25/2034	5	3
First Alliance Mortgage Loan Trust
0.443% due 09/20/2027	32	11
2.500% due 10/25/2024	8	8
8.020% due 03/20/2031	18	15
First Franklin Mortgage Loan Asset-Backed Certificates
0.271% due 01/25/2038	357	347
0.281% due 11/25/2036	1,597	1,558
0.291% due 10/25/2036	1,619	1,557
0.301% due 12/25/2037	4	4
0.341% due 04/25/2036	127	126
0.341% due 06/25/2036	1,518	1,221
0.341% due 12/25/2037	1,150	644
0.341% due 09/25/2036 (g)	5,000	4,672
0.631% due 04/25/2035	3,000	2,368
0.851% due 11/25/2031	203	155
First NLC Trust
0.301% due 08/25/2037	557	374
Ford Credit Auto Owner Trust
2.100% due 11/15/2011	1,500	1,510
6.070% due 05/15/2014 (g)	6,350	6,917
Fremont Home Loan Trust
0.281% due 10/25/2036	317	281
0.341% due 02/25/2036	212	207
GMAC Mortgage Corp. Loan Trust
0.981% due 02/25/2031	892	540
Greenpoint Manufactured Housing
7.590% due 11/15/2028	39	39
GSAA Trust
0.501% due 06/25/2035	579	338
GSAMP Trust
0.271% due 10/25/2046	75	74
0.351% due 01/25/2047	656	614
0.381% due 10/25/2036	6,750	230
0.421% due 11/25/2035	229	0
0.581% due 01/25/2045	353	241
0.781% due 03/25/2034	2,357	1,692
1.206% due 08/25/2033	47	28
GSRPM Mortgage Loan Trust
0.351% due 03/25/2035	646	601
HFC Home Equity Loan Asset-Backed Certificates
0.343% due 03/20/2036	72	69
0.383% due 03/20/2036	258	227
0.393% due 01/20/2036	178	156
0.413% due 01/20/2036	1,472	1,228
0.523% due 01/20/2034	364	308
0.583% due 09/20/2033	488	435
0.763% due 01/20/2034	773	618
5.930% due 07/20/2036	171	170
Home Equity Asset Trust
0.291% due 05/25/2037	1,567	1,475
0.321% due 08/25/2037	286	260
0.381% due 10/25/2036	100	41
0.831% due 11/25/2032	1	1
1.026% due 07/25/2034	726	489
1.151% due 02/25/2033	1	1
Home Equity Mortgage Trust
0.411% due 05/25/2036	1,612	1,018
5.300% due 05/25/2036	135	31
5.821% due 04/25/2035	316	205
HSBC Asset Loan Obligation
0.291% due 12/25/2036	127	105
HSI Asset Securitization Corp. Trust
0.281% due 12/25/2036	1,788	1,488
IMC Home Equity Loan Trust
7.310% due 11/20/2028	84	79
Indymac Home Equity Loan Asset-Backed Trust
1.581% due 07/25/2034	1,000	564
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037	285	282
0.391% due 07/25/2037	275	145
Irwin Home Equity Corp.
1.581% due 02/25/2029	788	456
JPMorgan Mortgage Acquisition Corp.
0.281% due 08/25/2036	28	28
0.281% due 10/25/2036	566	523
0.291% due 05/25/2037	1,167	1,030
0.301% due 01/25/2037 (g)	4,224	3,886
0.304% due 11/25/2036	22	22
0.311% due 08/25/2036	4	3
0.341% due 08/25/2036	2,800	1,217
5.935% due 10/25/2036	237	234
Keystone Owner Trust
7.900% due 01/25/2029	42	42
7.930% due 05/25/2025	8	8
LA Arena Funding LLC
7.656% due 12/15/2026	2,605	2,473
Lake Country Mortgage Loan Trust
0.761% due 12/25/2032	682	622
Lehman XS Trust
0.311% due 11/25/2046	876	870
0.381% due 04/25/2037	274	168
0.401% due 04/25/2046	4,432	3,725
Long Beach Mortgage Loan Trust
0.411% due 08/25/2035	50	50
0.511% due 10/25/2034	24	18
0.561% due 01/25/2046	47	16
0.701% due 08/25/2035	2,000	1,361
0.931% due 03/25/2032	1	1
1.656% due 03/25/2032	828	397
Loomis Sayles CBO
0.512% due 10/26/2020	2,955	2,603
Madison Avenue Manufactured Housing Contract
1.681% due 03/25/2032	1,500	1,252
Massachusetts Educational Financing Authority
1.232% due 04/25/2038 (g)	3,133	3,152
MASTR Asset-Backed Securities Trust
0.311% due 05/25/2037	4,589	4,146
0.381% due 05/25/2037	500	292
0.781% due 10/25/2034	1,234	955
MASTR Specialized Loan Trust
1.081% due 05/25/2037	630	13
Merrill Lynch First Franklin Mortgage Loan Trust
1.731% due 10/25/2037	866	528
Merrill Lynch Mortgage Investors, Inc.
0.291% due 10/25/2037	383	111
0.311% due 09/25/2037	137	37
0.321% due 06/25/2037	980	591
Mid-State Trust
6.005% due 08/15/2037 (g)	3,579	3,373
8.330% due 04/01/2030	811	819
Money Store Home Equity Trust
0.531% due 08/15/2029	103	42
Morgan Stanley ABS Capital I
0.281% due 09/25/2036	301	299
0.291% due 05/25/2037	1,042	827
0.331% due 09/25/2036	25	21
0.331% due 10/25/2036	5,000	4,013
0.331% due 11/25/2036	5,000	3,075
0.381% due 06/25/2036	325	186
0.411% due 01/25/2036	1,771	1,470
0.551% due 11/25/2035	3,250	2,595
1.031% due 07/25/2037	1,671	1,507
1.431% due 06/25/2033	635	472
1.831% due 08/25/2034	1,272	568
2.231% due 07/25/2037	1,250	107
Morgan Stanley Dean Witter Capital I
2.706% due 01/25/2032	1,059	464
Morgan Stanley Home Equity Loan Trust
0.281% due 12/25/2036	494	481
Morgan Stanley IXIS Real Estate Capital Trust
0.341% due 11/25/2036	3,000	1,350
Morgan Stanley Mortgage Loan Trust
0.391% due 11/25/2036	2,455	330
Nationstar Home Equity Loan Trust
0.291% due 06/25/2037	64	62
0.351% due 04/25/2037	169	156
New Century Home Equity Loan Trust
0.411% due 05/25/2036	931	601
0.491% due 06/25/2035	9	7
1.333% due 06/20/2031	2,365	2,067
Nomura Asset Acceptance Corp.
0.371% due 01/25/2036	6	6
0.541% due 01/25/2036	3,000	585
Novastar Home Equity Loan
0.331% due 03/25/2037	401	377
1.011% due 05/25/2033	11	8
Oakwood Mortgage Investors, Inc.
0.608% due 03/15/2018	384	288
Option One Mortgage Loan Trust
0.281% due 01/25/2037	331	328
0.321% due 05/25/2037	123	119
0.733% due 08/20/2030	10	9
0.761% due 05/25/2034	35	24
0.771% due 06/25/2032	7	4
0.831% due 04/25/2033	44	35
Origen Manufactured Housing
0.473% due 05/15/2032	13	12
4.750% due 08/15/2021	1,910	1,905
Park Place Securities, Inc.
0.821% due 02/25/2035	2,000	1,829
People’s Choice Home Loan Securities Trust
0.661% due 05/25/2035	1,200	914
Popular ABS Mortgage Pass-Through Trust
0.321% due 06/25/2047	4,215	3,786
6.085% due 01/25/2036	208	103
Renaissance Home Equity Loan Trust
0.731% due 12/25/2033	264	217
0.851% due 03/25/2033	33	29
1.331% due 09/25/2037	1,299	1,136
1.431% due 08/25/2032	1,518	846
4.934% due 08/25/2035	140	112
Residential Asset Mortgage Products, Inc.
0.301% due 02/25/2037	885	862
0.351% due 05/25/2037	1,606	1,496
0.631% due 06/25/2047	1,500	543
0.951% due 04/25/2033	3	2
1.011% due 02/25/2033	9	5
1.431% due 09/25/2047	1,676	1,079
5.340% due 08/25/2033	1,470	1,367
5.707% due 08/25/2034	2,993	935
5.900% due 07/25/2034	2,000	472
5.942% due 04/25/2034	1,763	1,216
Residential Asset Securities Corp.
0.291% due 01/25/2037	344	333
0.301% due 02/25/2037	669	637
0.341% due 04/25/2037 (g)	4,031	3,815
0.661% due 03/25/2035	7,000	3,496
0.811% due 06/25/2033	170	85
7.140% due 04/25/2032	764	32
Residential Funding Mortgage Securities II, Inc.
0.521% due 12/25/2032	11	6
6.230% due 06/25/2037	5,000	842
7.420% due 04/25/2031	127	124
8.850% due 03/25/2025	53	51
SACO I, Inc.
0.291% due 05/25/2036	46	29
0.411% due 05/25/2036	3,662	34
0.441% due 03/25/2036	2,713	408
0.491% due 06/25/2036	872	298
0.731% due 07/25/2035	3,708	1,125
Salomon Brothers Mortgage Securities VII, Inc.
0.711% due 03/25/2028	248	226
Saxon Asset Securities Trust
0.731% due 03/25/2032	631	435
0.751% due 08/25/2032	99	85
0.771% due 03/25/2035	33	19
Securitized Asset-Backed Receivables LLC Trust
0.281% due 10/25/2036	1,778	642
0.361% due 05/25/2037	1,661	1,163
0.561% due 10/25/2035	465	413
SLC Student Loan Trust
0.704% due 06/15/2017 (g)	4,900	4,891
1.154% due 06/15/2021 (g)	10,700	10,702
SLM Student Loan Trust
0.282% due 04/25/2017	23	23
0.782% due 10/25/2017 (g)	3,000	2,989
0.932% due 04/25/2019 (g)	3,800	3,802
1.182% due 07/25/2023 (g)	14,600	14,962
1.454% due 12/15/2033 (g)	4,000	4,085
1.782% due 04/25/2023 (g)	8,548	8,896
Soundview Home Equity Loan Trust
0.421% due 02/25/2036	51	44
0.491% due 12/25/2035 (g)	4,559	3,553
0.531% due 11/25/2035	143	119
South Carolina Student Loan Corp.
1.256% due 09/03/2024	600	605
Specialty Underwriting & Residential Finance
0.331% due 11/25/2037	2,969	1,724
0.651% due 12/25/2035	439	418
Structured Asset Investment Loan Trust
0.281% due 07/25/2036	393	373
Structured Asset Securities Corp.
0.281% due 10/25/2036	595	565
0.281% due 02/25/2037	324	305
0.311% due 01/25/2037	1,019	954
0.321% due 06/25/2037	2,091	1,904
0.351% due 10/25/2036	1,206	1,079
0.521% due 01/25/2033	1,808	1,569
0.581% due 12/25/2034	1,509	1,421
0.631% due 05/25/2034	22	18
0.881% due 05/25/2034	98	81
0.931% due 08/25/2037	103	101
1.281% due 01/25/2033	128	34
3.081% due 10/25/2033	40	38
3.375% due 08/25/2031	90	72
4.900% due 04/25/2035	791	526
Superior Wholesale Inventory Financing Trust
0.533% due 01/15/2012	3,000	2,997
Trapeza CDO I LLC
1.174% due 11/16/2034	1,000	181
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	771
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	272	269
6.210% due 05/07/2026	1,448	1,455
7.905% due 02/07/2026	333	340
Washington Mutual Asset-Backed Certificates
0.291% due 10/25/2036	618	428
Wells Fargo Home Equity Trust
0.461% due 10/25/2035 (g)	2,963	2,861
0.471% due 10/25/2035 (g)	2,773	2,703
0.481% due 12/25/2035	1,227	1,177
0.501% due 11/25/2035 (j)	238	234
WMC Mortgage Loan Pass-Through Certificates
1.062% due 03/20/2029	50	43

Total Asset-Backed Securities (Cost $406,368)		318,195

SHORT-TERM INSTRUMENTS 5.9%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.005% due 01/04/2010	958	958

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/06/2010 valued at $980. Repurchase proceeds are $958.)
U.S. CASH MANAGEMENT BILLS
0.4% 0.143% due 04/01/2010 (d)(e)(f)	1,990	1,989

U.S. TREASURY BILLS 3.2%
0.245% due 01/21/2010 - 03/25/2010 (b)(d)(e)(f)	18,024	18,018

PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.1%
	1,182,650	11,841

Total Short-Term Instruments (Cost $32,806)		32,806

Total Investments 184.9% (Cost $1,183,700)		$1,035,217
Other Assets and Liabilities (Net) (84.9%)		(475,388)

Net Assets 100.0%		$559,829

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Portfolio.

(d) Securities with an aggregate market value of $101,422 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) Securities with an aggregate market value of $1,610 have been pledged as collateral for delayed-delivery securities on December 31, 2009.

(f) Securities with an aggregate market value of $570 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2009.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $142,062 at a weighted average interest rate of 0.708%. On December 31, 2009, securities valued at $214,265 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $622 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	700	$350

(i) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RBS	(0.800%)	01/25/2034	$1,137	$681	$0	$681
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RBS	(0.700%)	05/25/2033	2,500	748	0	748
Baldwin Segregated Portfolio 3-Month USD-LIBOR plus 0.750% due 06/25/2046	WAC	(0.800%)	06/25/2046	2,000	1,990	1,312	678
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%)	10/20/2020	1,000	461	0	461
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%)	10/25/2035	2,000	1,891	0	1,891
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%)	06/25/2030	1,379	609	0	609
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	JPM	(1.170%)	09/15/2040	1,000	822	0	822
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(0.490%)	02/25/2034	199	149	0	149
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	CSFB	(3.375%)	07/25/2032	765	673	77	596
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%)	11/12/2037	1,000	736	0	736
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(0.540%)	12/27/2033	199	125	0	125
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%)	05/25/2035	2,000	1,908	0	1,908
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	DUB	(2.650%)	03/25/2035	5,000	4,635	0	4,635
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	JPM	(3.000%)	09/25/2034	1,122	1,104	0	1,104
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%)	04/15/2020	2,000	767	0	767
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%)	02/25/2035	183	126	0	126
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.820% due 02/25/2035	BCLY	(0.610%)	02/25/2035	70	68	0	68
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	500	197	0	197

					$17,690	$1,389	$16,301

Credit Default Swaps on Asset Backed Securities - Sell Protection(2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	0.700%	07/25/2034	$610	$(190)	$(153)	$(37)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	793	(673)	(539)	(134)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034	1,000	(484)	(340)	(144)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GSC	1.860%	01/25/2034	1,137	(652)	0	(652)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GSC	3.150%	05/25/2033	2,500	(617)	0	(617)
Argent Securities, Inc. 1-Month USD-LIBOR plus 0.490% due 10/25/2035	GSC	0.490%	10/25/2035	1,000	(547)	(380)	(167)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	1,000	(448)	(310)	(138)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	1,000	(462)	(330)	(132)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035	1,000	(398)	(300)	(98)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	1,000	(570)	(300)	(270)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035	1,000	(461)	(350)	(111)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035	2,000	(1,196)	(700)	(496)
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MSC	1.815%	06/25/2030	1,379	(539)	0	(539)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	1,000	(603)	(320)	(283)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MSC	3.375%	07/25/2032	765	(678)	(92)	(586)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033	492	(463)	0	(463)
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	GSC	0.500%	12/25/2034	1,000	(303)	(280)	(23)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035	1,000	(363)	(340)	(23)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035	1,000	(473)	(450)	(23)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	1,000	(443)	(300)	(143)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	1,000	(483)	(350)	(133)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	1,000	(451)	(320)	(131)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	MSC	3.030%	03/25/2035	5,000	(4,618)	0	(4,618)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	5.000%	09/25/2034	1,121	(1,097)	0	(1,097)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	1,000	(398)	(280)	(118)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036	1,000	(698)	(450)	(248)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035	590	(319)	(265)	(54)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035	1,000	(595)	(550)	(45)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035	2,000	(1,126)	(1,100)	(26)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035	1,500	(1,273)	(1,125)	(148)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034	831	(452)	(333)	(119)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.850% due 12/25/2034	GSC	0.850%	12/25/2034	721	(502)	(252)	(250)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034	155	(84)	(62)	(22)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	354	(349)	(333)	(16)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034	297	(144)	(104)	(40)

					$(23,152)	$(11,008)	$(12,144)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Masco Corp.	BOA	(0.610%)	09/20/2012	1.503%	$5,000	$116	$0	$116

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc.	MLP	0.850%	12/20/2012	5.659%	$10,000	$(1,257)	$0	$(1,257)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-5 7-Year Index 10-15%	MSC	(0.140%)	12/20/2012	$11,200	$365	$0	$365

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	DUB	0.540%	07/25/2045	$267	$(238)	$(111)	$(127)
ABX.HE AA 06-2 Index	DUB	0.170%	05/25/2046	282	(251)	(113)	(138)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	27,703	(26,554)	(23,399)	(3,155)
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	7,669	(1,434)	(569)	(865)
ABX.HE AAA 06-2 Index	BOA	0.110%	05/25/2046	9,925	(5,411)	(2,084)	(3,327)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	29,081	(15,857)	(13,192)	(2,665)
ABX.HE AAA 06-2 Index	MLP	0.110%	05/25/2046	4,963	(2,706)	(893)	(1,813)
ABX.HE AAA 07-1 Index	CITI	0.090%	08/25/2037	10,000	(6,530)	(4,775)	(1,755)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	23,500	(15,346)	(14,490)	(856)
CDX.HY-8 5-Year Index 35-100%	BCLY	0.787%	06/20/2012	2,407	25	0	25
CDX.HY-8 5-Year Index 35-100%	BCLY	1.465%	06/20/2012	4,815	131	0	131
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	1,926	3	0	3
CDX.HY-8 5-Year Index 35-100%	CITI	0.630%	06/20/2012	4,815	32	0	32
CDX.HY-8 5-Year Index 35-100%	CITI	0.830%	06/20/2012	9,629	112	0	112
CDX.HY-8 5-Year Index 35-100%	MLP	0.910%	06/20/2012	2,407	33	0	33
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	9,627	68	0	68
CDX.HY-9 5-Year Index 35-100%	MLP	1.443%	12/20/2012	4,814	76	0	76
CDX.IG-5 10-Year Index 10-15%	MSC	0.460%	12/20/2015	8,000	(1,011)	0	(1,011)

					$(74,858)	$(59,626)	$(15,232)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	$38,600	$1,741	$1,217	$524

(j) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Asset-Backed Securities Trust	0.731%	09/25/2034	03/29/2006	$383	$225	0.04%
Wells Fargo Home Equity Trust	0.501%	11/25/2035	05/18/2009	229	234	0.04%

				$612	$459	0.08%

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Government Agencies	$0	$239,518	$327	$239,845
U.S. Treasury Obligations	0	108,466	0	108,466
Mortgage-Backed Securities	0	309,331	618	309,949
Asset-Backed Securities	0	315,276	2,919	318,195
Short-Term Instruments	11,841	20,965	0	32,806
Other Investments+++	0	21,510	4,446	25,956

Investments, at value	$11,841	$1,015,066	$8,310	$1,035,217
Financial Derivative Instruments++++	$350	$(13,429)	$2,102	$(10,977)

Total	$12,191	$1,001,637	$10,412	$1,024,240

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
U.S. Government Agencies	$386	$(28)	$(2)	$0	$(5)	$(24)	$327	$(4)
Mortgage-Backed Securities	181	(290)	(2)	24	338	367	618	155
Asset-Backed Securities	729	2,134	35	9	300	(288)	2,919	237
Other Investments+++	3,795	(893)	(1)	1	665	879	4,446	516

Investments, at value	$5,091	$923	$30	$34	$1,298	$934	$8,310	$904
Financial Derivative Instruments++++	$7,612	$0	$0	$0	$(3,951)	$(1,559)	$2,102	$(1,532)

Total	$12,703	$923	$30	$34	$(2,653)	$(625)	$10,412	$(628)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Developing Local Markets Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.1%
Suncorp-Metway Ltd.
1.784% due 07/16/2012		$16,300	$16,867

Total Australia (Cost $16,843)			16,867

BRAZIL 21.9%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2010 BRL		281,000	161,402
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		20,520	11,391

Total Brazil (Cost $155,955)			172,793

CAYMAN ISLANDS 0.1%
Atrium CDO Corp.
0.712% due 06/27/2015		$473	421

Total Cayman Islands (Cost $471)			421

EGYPT 0.0%
Petroleum Export Ltd.
4.623% due 06/15/2010		$78	77
4.633% due 06/15/2010		11	11
5.265% due 06/15/2011		131	128

Total Egypt (Cost $220)			216

MEXICO 3.8%
America Movil SAB de C.V.
8.460% due 12/18/2036 MXN		2,700	169
Mexico Government International Bond
8.500% due 12/13/2018		57,600	4,584
9.000% due 12/22/2011		300,000	24,424
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		10,000	754

Total Mexico (Cost $30,159)			29,931

RUSSIA 0.2%
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$1,481	1,514

Total Russia (Cost $1,510)			1,514

UNITED STATES 46.2%
ASSET-BACKED SECURITIES 0.5%
ACE Securities Corp.
0.281% due 08/25/2036		$47	38
0.281% due 12/25/2036		24	20
0.321% due 06/25/2037		67	56
Asset-Backed Funding Certificates
0.581% due 06/25/2034		305	217
Bear Stearns Asset-Backed Securities Trust
1.231% due 10/25/2037		891	564
Carrington Mortgage Loan Trust
0.281% due 01/25/2037		25	23
0.331% due 06/25/2037		576	499
Citigroup Mortgage Loan Trust, Inc.
0.291% due 05/25/2037		84	74
0.291% due 07/25/2045		108	78
Countrywide Asset-Backed Certificates
0.311% due 10/25/2047		65	59
0.411% due 09/25/2036		110	86
Credit-Based Asset Servicing & Securitization LLC
0.291% due 11/25/2036		21	15
0.351% due 07/25/2037		575	392
First NLC Trust
0.301% due 08/25/2037		354	238
Fremont Home Loan Trust
0.291% due 01/25/2037		25	17
GE-WMC Mortgage Securities LLC
0.271% due 08/25/2036		5	2
GSAMP Trust
0.301% due 10/25/2036		3	2
0.301% due 12/25/2036		31	19
Home Equity Asset Trust
0.291% due 05/25/2037		27	25
HSI Asset Securitization Corp. Trust
0.281% due 10/25/2036		24	16
0.281% due 12/25/2036		26	23
0.291% due 05/25/2037		146	137
Indymac Residential Asset-Backed Trust
0.311% due 07/25/2037		43	41
JPMorgan Mortgage Acquisition Corp.
0.291% due 03/25/2047		120	87
0.311% due 08/25/2036		3	2
0.311% due 03/25/2037		67	62
0.341% due 08/25/2036		400	174
Lehman ABS Mortgage Loan Trust
0.321% due 06/25/2037		76	40
Lehman XS Trust
0.311% due 11/25/2046		74	74
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		62	48
MASTR Asset-Backed Securities Trust
0.311% due 05/25/2037		55	50
Merrill Lynch Mortgage Investors, Inc.
0.311% due 09/25/2037		13	3
Morgan Stanley ABS Capital I
0.281% due 11/25/2036		19	19
0.291% due 05/25/2037		140	118
New Century Home Equity Loan Trust
0.411% due 05/25/2036		72	46
Popular ABS Mortgage Pass-Through Trust
0.321% due 06/25/2047		89	80
Securitized Asset-Backed Receivables LLC Trust
0.291% due 12/25/2036		54	26
0.311% due 11/25/2036		22	10
SLM Student Loan Trust
0.272% due 07/25/2017		13	13
0.432% due 01/25/2017		35	35
Soundview Home Equity Loan Trust
0.311% due 06/25/2037		74	61
South Carolina Student Loan Corp.
0.756% due 09/02/2014		36	36
WaMu Asset-Backed Certificates
0.281% due 01/25/2037		21	16
Washington Mutual Asset-Backed Certificates
0.291% due 10/25/2036		29	20

			3,661

CORPORATE BONDS & NOTES 6.4%
Bear Stearns Cos. LLC
0.684% due 07/19/2010		926	928
5.300% due 10/30/2015		100	106
5.500% due 08/15/2011		100	106
6.950% due 08/10/2012		500	559
Caterpillar Financial Services Corp.
1.001% due 06/24/2011		5,000	5,044
Citibank N.A.
1.250% due 11/15/2011		15,100	15,095
Citigroup, Inc.
0.421% due 05/18/2010		500	500
Dominion Resources, Inc.
1.303% due 06/17/2010		400	402
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		1,736	1,736
General Electric Capital Corp.
0.342% due 08/15/2011		200	199
General Mills, Inc.
0.413% due 01/22/2010		2,800	2,800
GMAC LLC
7.250% due 03/02/2011		2,700	2,696
Goldman Sachs Group, Inc.
0.457% due 03/02/2010		500	499
Hewlett-Packard Co.
0.314% due 06/15/2010		2,735	2,737
International Business Machines Corp.
0.861% due 07/28/2011		3,000	3,028
International Lease Finance Corp.
0.482% due 05/24/2010		1,000	972
John Deere Capital Corp.
0.364% due 07/16/2010		7,900	7,903
JPMorgan Chase & Co.
0.956% due 09/26/2013	EUR	300	420
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		$1,100	220
5.316% due 04/05/2011 (a)	EUR	2,142	530
Metropolitan Life Global Funding I
0.312% due 05/17/2010		$500	499
Morgan Stanley
5.250% due 11/02/2012		2,500	2,662
Public Service Electric & Gas Co.
1.129% due 03/12/2010		350	350
Roche Holdings, Inc.
2.262% due 02/25/2011		50	51
SLM Corp.
0.442% due 07/26/2010		100	98
0.914% due 12/15/2010	EUR	100	133
UnitedHealth Group, Inc.
0.433% due 06/21/2010		$200	200

			50,473

MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
5.162% due 09/25/2035		286	205
American Home Mortgage Assets
0.421% due 05/25/2046		152	79
0.421% due 09/25/2046		56	27
1.244% due 02/25/2047		77	36
1.464% due 11/25/2046		75	35
American Home Mortgage Investment Trust
5.660% due 09/25/2045		50	40
Banc of America Funding Corp.
6.086% due 01/20/2047		429	304
Banc of America Mortgage Securities, Inc.
4.088% due 07/25/2034		167	148
5.404% due 02/25/2036		93	71
Bear Stearns Adjustable Rate Mortgage Trust
4.371% due 02/25/2034		291	246
4.774% due 04/25/2034		135	124
5.436% due 05/25/2047		130	92
Bear Stearns Alt-A Trust
0.391% due 02/25/2034		46	31
5.672% due 01/25/2036		653	384
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		1	1
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		42	41
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036		1,516	937
5.673% due 12/26/2046		897	508
CC Mortgage Funding Corp.
0.361% due 05/25/2048		340	138
Chase Mortgage Finance Corp.
5.428% due 03/25/2037		62	49
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		272	222
4.641% due 08/25/2035		269	102
5.671% due 07/25/2046		57	37
Commercial Mortgage Pass-Through Certificates
0.333% due 04/15/2017		24	24
Countrywide Alternative Loan Trust
0.411% due 05/25/2047		147	74
0.413% due 02/20/2047		144	67
0.421% due 09/25/2046		101	48
0.441% due 07/25/2046		27	14
0.443% due 07/20/2046		129	56
0.563% due 11/20/2035		56	30
1.544% due 12/25/2035		76	41
1.544% due 02/25/2036		39	21
5.882% due 02/25/2037		142	97
Countrywide Home Loan Mortgage Pass-Through Trust
0.571% due 03/25/2036		760	217
6.048% due 09/25/2047		19	13
CS First Boston Mortgage Securities Corp.
3.340% due 06/25/2033		415	352
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047		15	14
0.311% due 02/25/2037		10	10
0.321% due 08/25/2037		173	164
First Horizon Asset Securities, Inc.
3.148% due 07/25/2033		171	156
5.377% due 08/25/2035		265	229
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		64	57
0.311% due 01/25/2047		85	74
0.501% due 11/25/2045		140	79
Greenpoint Mortgage Pass-Through Certificates
3.829% due 10/25/2033		352	260
GSR Mortgage Loan Trust
5.156% due 01/25/2036		63	48
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		14	14
0.413% due 07/19/2046		116	56
0.423% due 07/21/2036		26	13
0.423% due 01/19/2038		205	113
0.433% due 09/19/2046		28	14
0.473% due 03/19/2036		230	125
5.150% due 07/19/2035		718	545
5.830% due 08/19/2036		16	10
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		9	5
Indymac IMSC Mortgage Loan Trust
0.411% due 07/25/2047		62	28
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		17	16
0.421% due 09/25/2046		87	43
0.431% due 06/25/2047		52	27
0.441% due 05/25/2046		12	6
0.471% due 07/25/2035		16	9
2.965% due 12/25/2034		200	139
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		76	71
Luminent Mortgage Trust
0.401% due 12/25/2036		75	35
0.411% due 12/25/2036		58	28
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046		40	18
Merrill Lynch Floating Trust
0.303% due 06/15/2022		55	50
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036		1,347	924
Merrill Lynch Mortgage-Backed Securities Trust
5.781% due 04/25/2037		51	35
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035		580	383
1.231% due 10/25/2035		325	267
Provident Funding Mortgage Loan Trust
3.110% due 08/25/2033		261	239
Residential Accredit Loans, Inc.
0.531% due 08/25/2035		75	39
Residential Funding Mortgage Securities I
5.201% due 09/25/2035		309	218
Sequoia Mortgage Trust
3.068% due 04/20/2035		321	287
3.397% due 01/20/2047		24	18
Structured Adjustable Rate Mortgage Loan Trust
3.234% due 07/25/2034		810	648
4.289% due 01/25/2035		287	228
5.245% due 08/25/2035		188	130
Structured Asset Mortgage Investments, Inc.
0.301% due 08/25/2036		51	50
0.331% due 09/25/2047		310	293
0.451% due 05/25/2036		345	172
0.451% due 05/25/2046		45	22
0.483% due 07/19/2035		1,561	1,222
0.893% due 10/19/2034		496	395
Structured Asset Securities Corp.
2.797% due 06/25/2033		514	443
3.716% due 10/25/2035		30	24
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036		1	1
0.341% due 01/25/2037		18	16
WaMu Mortgage Pass-Through Certificates
0.451% due 07/25/2046		521	144
0.740% due 11/25/2034		1,141	470
1.274% due 01/25/2047		69	42
1.304% due 04/25/2047		72	40
1.332% due 02/25/2047		146	79
1.332% due 03/25/2047		131	71
1.354% due 12/25/2046		66	37
1.364% due 12/25/2046		66	37
1.544% due 02/25/2046		80	45
1.744% due 11/25/2042		31	20
2.759% due 10/25/2046		132	79
2.772% due 09/25/2046		255	144
2.911% due 06/25/2033		173	165
3.668% due 03/25/2034		309	281
5.280% due 01/25/2037		48	36
5.458% due 04/25/2037		34	24
5.563% due 12/25/2036		31	22
5.565% due 12/25/2036		94	63
5.635% due 05/25/2037		67	44
5.920% due 09/25/2036		43	32
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.514% due 05/25/2046		29	14
Wells Fargo Mortgage-Backed Securities Trust
4.979% due 12/25/2034		255	247
5.589% due 07/25/2036		67	52

			15,609

U.S. GOVERNMENT AGENCIES 5.8%
Fannie Mae
1.832% due 06/01/2043 - 07/01/2044		71	71
5.000% due 02/25/2017		26	26
5.500% due 05/01/2037 - 07/01/2037		22,684	23,775
6.000% due 07/01/2036 - 06/01/2037		20,412	21,657
Freddie Mac
0.208% due 08/05/2011 (d)		489	489
0.511% due 09/25/2031		196	189

			46,207

U.S. TREASURY OBLIGATIONS 31.5%
U.S. Treasury Notes
0.750% due 11/30/2011		41,000	40,745
1.000% due 09/30/2011		36,300	36,302
1.000% due 10/31/2011		10,900	10,894
1.125% due 06/30/2011 (d)		160,500	161,202

			249,143

Total United States (Cost $373,306)			365,093

SHORT-TERM INSTRUMENTS 25.7%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.005% due 01/04/2010 $ (Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $240. Repurchase proceeds are $234.)		234	234

MEXICO TREASURY BILLS 4.1%
4.958% due 03/11/2010 MXN		428,468	32,463

U.S. TREASURY BILLS 11.4%
0.381% due 03/11/2010 - 12/16/2010 (b)(d)		90,340	89,986

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 10.2%
		8,083,702	80,934

Total Short-Term Instruments (Cost $203,108)			203,617

Total Investments 100.0% (Cost $781,572)			$790,452
Written Options (g) (0.0%) (Premiums $271)			(148)
Other Assets and Liabilities (Net) 0.0%			226

Net Assets 100.0%			$790,530

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Portfolio.

(d) Securities with an aggregate market value of $5,547 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $36,345 at a weighted average interest rate of (0.17)%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Swap agreements outstanding on December 31, 2009:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	4,000	$34	$0	$34
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		2,550	9	0	9
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		2,550	10	0	10

							$53	$0	$53

(g) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		$300	$2	$1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		200	2	1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		3,800	38	21
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		1,500	12	4
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		21,600	217	121

						$		271	$148

(h) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2040	$26,000	$27,328	$27,219
Fannie Mae	6.000%	02/01/2040	22,000	23,436	23,234

				$50,764	$50,453

(i) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	16,975	02/2010	CITI	$45	$0	$45
Buy		21,964	02/2010	GSC	608	0	608
Buy		125,409	02/2010	HSBC	587	0	587
Sell		21,330	02/2010	HSBC	0	(178)	(178)
Buy		72,140	02/2010	MSC	1,187	0	1,187
Buy		127,653	02/2010	RBC	4,195	0	4,195
Buy	CNY	546,523	03/2010	BCLY	0	(1,169)	(1,169)
Sell		98,175	03/2010	BCLY	73	0	73
Buy		121,201	03/2010	BOA	0	(264)	(264)
Buy		5,357	03/2010	CITI	0	(7)	(7)
Sell		141,429	03/2010	CITI	102	0	102
Buy		46,561	03/2010	DUB	0	(106)	(106)
Sell		411,260	03/2010	DUB	325	0	325
Buy		5,155	03/2010	HSBC	0	(6)	(6)
Sell		65,541	03/2010	HSBC	0	(10)	(10)
Buy		181,431	03/2010	JPM	0	(201)	(201)
Sell		5,742	03/2010	JPM	2	0	2
Sell		141,108	03/2010	MSC	104	0	104
Buy		45,948	06/2010	BCLY	0	(8)	(8)
Buy		19,245	06/2010	CITI	1	0	1
Buy		8,271	06/2010	DUB	0	(3)	(3)
Buy		59,804	06/2010	HSBC	0	(12)	(12)
Buy		5,386	06/2010	JPM	0	(7)	(7)
Buy		95,978	11/2010	BCLY	0	(127)	(127)
Buy		138,255	11/2010	CITI	0	(193)	(193)
Buy		352,221	11/2010	DUB	0	(555)	(555)
Buy		248,254	11/2010	JPM	0	(588)	(588)
Buy		137,614	11/2010	MSC	0	(244)	(244)
Buy		7,162	06/2011	DUB	0	(17)	(17)
Buy	IDR	241,000,000	01/2010	BCLY	0	(86)	(86)
Buy		268,000,000	01/2010	JPM	154	0	154
Buy	KRW	33,885,450	02/2010	CITI	0	(234)	(234)
Buy		17,587,500	02/2010	HSBC	86	0	86
Buy		5,556,312	02/2010	JPM	16	0	16
Buy		58,938,750	02/2010	MSC	0	(143)	(143)
Buy	MXN	460,575	04/2010	BOA	750	0	750
Sell		135,359	04/2010	CITI	0	(215)	(215)
Buy		343	04/2010	HSBC	0	0	0
Sell		880,121	04/2010	MSC	583	0	583
Buy		47,196	04/2010	RBS	44	0	44
Buy	MYR	189,269	02/2010	BCLY	0	(911)	(911)
Buy		50,700	02/2010	JPM	0	(216)	(216)
Buy		28,657	06/2010	JPM	0	(33)	(33)
Buy	SGD	8,065	02/2010	CITI	0	(62)	(62)
Buy		5,740	02/2010	JPM	0	(51)	(51)
Buy		7,785	03/2010	BCLY	0	(69)	(69)
Buy		5,907	03/2010	MSC	0	(43)	(43)
Buy		3,182	03/2010	RBS	0	(24)	(24)
Buy		9,677	06/2010	CITI	0	(100)	(100)
Buy	TWD	60,928	06/2010	BOA	46	0	46
Buy		71,582	06/2010	DUB	55	0	55
Buy		148,010	06/2010	JPM	17	0	17
Buy		78,718	06/2010	MSC	55	0	55
Buy		9,869	10/2010	BCLY	6	0	6
Buy		29,289	10/2010	CITI	19	0	19
Buy	ZAR	4,830	02/2010	CITI	19	0	19

					$9,079	$(5,882)	$3,197

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Brazil	$0	$172,793	$0	$172,793
United States	0	365,093	0	365,093
Short-Term Instruments	80,934	122,683	0	203,617
Other Investments+++	0	48,528	421	48,949

Investments, at value	$80,934	$709,097	$421	$790,452
Short Sales, at value	$0	$(50,453)	$0	$(50,453)
Financial Derivative Instruments++++	$0	$3,102	$0	$3,102

Total	$80,934	$661,746	$421	$743,101

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009
Other Investments+++	$0	$(4)	$0	$0	$48	$377	$421	$47

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

68

Schedule of Investments

Emerging Markets Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.5%
National Australia Bank Ltd.
0.725% due 02/08/2010		$7,200	$7,201
Suncorp-Metway Ltd.
1.784% due 07/16/2012		9,200	9,520

Total Australia (Cost $16,695)			16,721

BRAZIL 34.9%
Brazil Government International Bond
5.875% due 01/15/2019		$3,400	3,638
8.000% due 01/15/2018		5,394	6,183

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	15,871	8,810
10.000% due 01/01/2017		358,754	177,065

Gerdau Holdings, Inc.
7.000% due 01/20/2020		$12,000	12,390
Petrobras International Finance Co.
7.875% due 03/15/2019		10,650	12,331
Vale Overseas Ltd.
5.625% due 09/15/2019		10,000	10,147

Total Brazil (Cost $222,397)			230,564

CHILE 0.2%
Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,578

Total Chile (Cost $1,498)			1,578

EGYPT 0.8%
Petroleum Export Ltd.
4.623% due 06/15/2010		$100	98
4.633% due 06/15/2010		11	11
5.265% due 06/15/2011		744	727
Petroleum Export Ltd. II
6.340% due 06/20/2011		4,564	4,483

Total Egypt (Cost $5,336)			5,319

EL SALVADOR 0.5%
AES El Salvador Trust
6.750% due 02/01/2016		$3,750	3,348
El Salvador Government International Bond
8.500% due 07/25/2011		125	133

Total El Salvador (Cost $3,867)			3,481

INDONESIA 0.1%
Indonesia Government International Bond
10.375% due 05/04/2014		$500	621

Total Indonesia (Cost $537)			621

LUXEMBOURG 0.0%
Gaz Capital S.A.
9.250% due 04/23/2019		$250	280

Total Luxembourg (Cost $259)			280

MEXICO 5.8%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	682
Mexico Government International Bond
5.625% due 01/15/2017		$942	987
5.950% due 03/19/2019		4,900	5,206
6.750% due 09/27/2034		263	279
8.300% due 08/15/2031		7,000	8,689
9.500% due 12/18/2014	MXN	1,155	96
Pemex Finance Ltd.
9.030% due 02/15/2011		$100	103
Pemex Project Funding Master Trust
1.554% due 06/15/2010		1,780	1,787
5.500% due 02/24/2025	EUR	2,100	2,713
Petroleos Mexicanos
8.000% due 05/03/2019		$3,700	4,301
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		12,765	12,813
8.750% due 01/31/2016	MXN	10,000	754

Total Mexico (Cost $37,938)			38,410

NETHERLANDS 1.1%
Rabobank Nederland NV
0.670% due 05/19/2010		$7,200	7,210

Total Netherlands (Cost $7,176)			7,210

PANAMA 0.0%
Panama Government International Bond
6.700% due 01/26/2036		$100	106

Total Panama (Cost $104)			106

PERU 0.3%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,565
8.750% due 11/21/2033		$100	131

Total Peru (Cost $1,629)			1,696

QATAR 4.5%
Qatar Government International Bond
5.250% due 01/20/2020		$28,000	28,350
6.400% due 01/20/2040		1,000	1,010
Qatar Petroleum
5.579% due 05/30/2011		267	274

Total Qatar (Cost $29,641)			29,634

RUSSIA 6.9%
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$1,740	1,779
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		8,100	9,096
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		3,200	3,334
7.175% due 05/16/2013		2,050	2,183
Russia Government International Bond
7.500% due 03/31/2030		15,886	18,090
12.750% due 06/24/2028		100	172
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	1,030
7.500% due 07/18/2016		3,900	4,043
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,300	5,502

Total Russia (Cost $43,370)			45,229

SOUTH KOREA 0.8%
Korea Development Bank
0.424% due 04/06/2010		$5,000	4,973

Total South Korea (Cost $4,966)			4,973

SUPRANATIONAL 0.0%
Inter-American Development Bank
8.500% due 03/15/2011		$120	131

Total Supranational (Cost $127)			131

UNITED KINGDOM 0.2%
Bank of Scotland PLC
0.317% due 12/08/2010		$1,500	1,473

Total United Kingdom (Cost $1,434)			1,473

UNITED STATES 26.5%
ASSET-BACKED SECURITIES 0.1%
GSAA Trust
0.531% due 03/25/2037		$700	326
Morgan Stanley Mortgage Loan Trust
0.591% due 04/25/2037		657	253

			579

CORPORATE BONDS & NOTES 7.9%
American Express Bank FSB
3.150% due 12/09/2011		1,100	1,137
American Express Credit Corp.
1.631% due 05/27/2010		5,000	5,021
American International Group, Inc.
8.625% due 05/22/2068	GBP	800	827
Bank of America Corp.
0.451% due 06/22/2012		$5,000	5,031
Bank of America N.A.
0.534% due 06/15/2016		900	803
Citigroup, Inc.
2.125% due 04/30/2012		1,700	1,719
Cytec Industries, Inc.
6.000% due 10/01/2015		1,000	1,056
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		4,190	4,190
General Electric Capital Corp.
0.253% due 12/21/2012		2,700	2,703
3.000% due 12/09/2011		1,100	1,134
General Mills, Inc.
0.413% due 01/22/2010		2,500	2,500
International Business Machines Corp.
0.861% due 07/28/2011		5,000	5,047
John Deere Capital Corp.
0.364% due 07/16/2010		5,000	5,002
JPMorgan Chase & Co.
0.331% due 06/25/2010		1,500	1,500
KeyBank N.A.
2.507% due 06/02/2010		400	402
Kraft Foods, Inc.
0.772% due 08/11/2010		700	700
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,400	2,590
Morgan Stanley
1.950% due 06/20/2012		1,100	1,111
Ohio Power Co.
0.464% due 04/05/2010		1,400	1,400
Public Service Electric & Gas Co.
1.129% due 03/12/2010		1,800	1,803
Roche Holdings, Inc.
2.262% due 02/25/2011		700	715
SLM Corp.
5.375% due 05/15/2014		200	185
Sovereign Bank
2.750% due 01/17/2012		800	822
SunTrust Bank
3.000% due 11/16/2011		1,400	1,445
Wachovia Bank N.A.
0.327% due 12/02/2010		1,000	1,000
1.172% due 05/14/2010		1,200	1,204
Wachovia Corp.
5.750% due 02/01/2018		900	941

			51,988

MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Assets
0.421% due 05/25/2046		405	211
0.421% due 09/25/2046		167	81
1.244% due 02/25/2047		153	72
1.464% due 11/25/2046		226	106
Banc of America Mortgage Securities, Inc.
5.404% due 02/25/2036		97	74
Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035		5,336	4,675
Bear Stearns Alt-A Trust
0.451% due 12/25/2046		282	21
Chase Mortgage Finance Corp.
5.428% due 03/25/2037		187	148
Citigroup Mortgage Loan Trust, Inc.
4.557% due 03/25/2034		38	36
5.671% due 07/25/2046		114	75
Countrywide Alternative Loan Trust
0.441% due 07/25/2046		68	34
0.563% due 11/20/2035		187	98
1.544% due 12/25/2035		218	116
Countrywide Home Loan Mortgage Pass-Through Trust
5.320% due 10/20/2035		474	322
6.048% due 09/25/2047		75	52
Harborview Mortgage Loan Trust
0.423% due 07/21/2036		65	33
0.433% due 09/19/2046		97	50
5.830% due 08/19/2036		63	39
Indymac IMSC Mortgage Loan Trust
0.411% due 07/25/2047		165	75
Indymac Index Mortgage Loan Trust
0.431% due 06/25/2047		144	73
0.441% due 05/25/2046		48	25
0.471% due 07/25/2035		39	22
Luminent Mortgage Trust
0.401% due 12/25/2036		224	104
0.411% due 12/25/2036		116	55
0.431% due 10/25/2046		52	28
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046		131	60
0.471% due 05/25/2037		443	193
Merrill Lynch Alternative Note Asset
0.531% due 03/25/2037		653	270
5.500% due 06/25/2037		551	273
Merrill Lynch Mortgage-Backed Securities Trust
5.781% due 04/25/2037		169	118
Morgan Stanley Capital I
5.692% due 04/15/2049		1,000	845
Morgan Stanley Mortgage Loan Trust
5.355% due 06/25/2036		54	50
Residential Accredit Loans, Inc.
0.481% due 08/25/2037		89	41
Sequoia Mortgage Trust
3.397% due 01/20/2047		60	45
Structured Asset Mortgage Investments, Inc.
0.451% due 05/25/2046		149	72
0.531% due 08/25/2036		800	132
WaMu Mortgage Pass-Through Certificates
1.284% due 01/25/2047		189	105
1.304% due 04/25/2047		290	158
1.332% due 03/25/2047		392	213
1.364% due 12/25/2046		181	102
5.280% due 01/25/2037		129	95
5.458% due 04/25/2037		86	59
5.563% due 12/25/2036		77	55
5.565% due 12/25/2036		281	188
5.635% due 05/25/2037		203	132
5.920% due 09/25/2036		142	108
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.514% due 05/25/2046		101	49

			9,988

U.S. GOVERNMENT AGENCIES 6.6%
Freddie Mac
0.141% due 02/01/2011 (b)		216	216
0.208% due 08/05/2011 (b)		43,083	43,095

			43,311

U.S. TREASURY OBLIGATIONS 10.4%
U.S. Treasury Notes
1.000% due 07/31/2011		1,657	1,660
1.000% due 09/30/2011		27,400	27,401
1.000% due 10/31/2011		33,600	33,580
1.125% due 06/30/2011		6,100	6,127

			68,768

Total United States (Cost $175,743)			174,634

SHORT-TERM INSTRUMENTS 9.3%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.005% due 01/04/2010		$496	496

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $510. Repurchase proceeds are $496.)
MEXICO TREASURY BILLS 5.2%
4.958% due 03/11/2010	MXN	449,886	34,086

U.S. CASH MANAGEMENT BILLS 0.2%
0.143% due 04/01/2010 (b)		$1,040	1,040

U.S. TREASURY BILLS 0.0%
0.076% due 03/18/2010 (b)		140	140

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 3.8%
		2,483,910	24,869

Total Short-Term Instruments (Cost $60,092)			60,631

Total Investments 94.4% (Cost $612,809)			$622,691
Other Assets and Liabilities (Net) 5.6%			37,037

Net Assets 100.0%			$659,728

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Portfolio.

(b) Securities with an aggregate market value of $1,594 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(c) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $27,675 at a weighted average interest rate of -0.005%. On December 31, 2009, there were no open reverse repurchase agreements.

(d) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Cytec Industries, Inc.	DUB	(1.000%)	12/20/2015	1.022%	$1,000	$1	$0	$1

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	2.100%	01/20/2010	0.506%	$15,000	$160	$0	$160
Colombia Government International Bond	UBS	1.070%	01/20/2012	0.919%	6,500	52	0	52
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	2.074%	2,600	40	0	40
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.818%	3,225	(124)	(123)	(1)
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.818%	3,225	(123)	(130)	7
JSC Gazprom	BCLY	2.155%	02/20/2013	2.290%	50,000	210	0	210
JSC Gazprom	CSFB	1.580%	06/20/2016	2.636%	5,000	(283)	0	(283)
JSC Gazprom	MSC	1.050%	04/20/2011	1.656%	1,000	(5)	0	(5)
JSC Gazprom	MSC	1.140%	07/20/2011	1.811%	600	(3)	0	(3)
JSC Gazprom	MSC	1.390%	05/20/2016	2.633%	1,700	(111)	0	(111)
Mexico Government International Bond	BCLY	2.000%	01/20/2010	0.589%	15,000	152	0	152
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.301%	600	(8)	(20)	12
Uruguay Government International Bond	DUB	1.050%	01/20/2012	2.069%	4,000	(62)	0	(62)

						$(105)	$(273)	$168

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.510%	01/02/2012	UBS	BRL	127,000	$(883)	$0	$(883)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		110,000	(351)	0	(351)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS		58,900	(70)	0	(70)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		11,500	3	16	(13)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		83,100	467	2	465
Pay	1-Year BRL-CDI	11.700%	01/02/2012	UBS		120,000	757	0	757
Pay	1-Year BRL-CDI	11.900%	01/02/2012	UBS		55,000	477	0	477
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	38,000	319	0	319
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		5,700	21	0	21
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		5,700	22	0	22
Pay	28-Day MXN TIIE	8.720%	09/05/2016	CITI		3,000	11	7	4
Pay	28-Day MXN TIIE	8.865%	09/12/2016	GSC		45,000	190	0	190
Pay	28-Day MXN TIIE	8.850%	09/21/2016	JPM		80,000	326	0	326
Pay	28-Day MXN TIIE	8.900%	09/22/2016	CITI		52,250	223	0	223

							$1,512	$25	$1,487

(e) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	300	02/2010	DUB	$15	$0	$15
Buy		27,355	02/2010	GSC	757	0	757
Sell		134,227	02/2010	HSBC	0	(628)	(628)
Buy	CNY	1,797	03/2010	BCLY	0	(2)	(2)
Sell		5,170	03/2010	BCLY	4	0	4
Buy		16,497	03/2010	BOA	0	(13)	(13)
Buy		12,769	03/2010	CITI	0	(18)	(18)
Sell		8,380	03/2010	CITI	6	0	6
Buy		8,551	03/2010	DUB	0	(14)	(14)
Sell		57,074	03/2010	DUB	73	0	73
Buy		39,430	03/2010	HSBC	0	(35)	(35)
Buy		115	03/2010	JPM	0	0	0
Sell		8,536	03/2010	MSC	6	0	6
Buy		68,786	06/2010	BCLY	0	(12)	(12)
Buy		28,804	06/2010	CITI	2	0	2
Buy		12,381	06/2010	DUB	0	(4)	(4)
Buy		89,522	06/2010	HSBC	0	(17)	(17)
Buy		71,669	08/2010	BOA	0	(79)	(79)
Buy		5,055	11/2010	BCLY	0	(7)	(7)
Buy		8,192	11/2010	CITI	0	(12)	(12)
Buy		21,127	11/2010	DUB	0	(33)	(33)
Buy		141,026	11/2010	HSBC	74	0	74
Buy		8,324	11/2010	MSC	0	(15)	(15)
Sell	EUR	1,956	03/2010	GSC	38	0	38
Buy	GBP	2,317	01/2010	RBS	0	(46)	(46)
Buy	IDR	146,000,000	01/2010	JPM	0	(35)	(35)
Buy	KRW	6,629,007	02/2010	CITI	70	0	70
Buy		1,890,000	07/2010	BCLY	15	0	15
Buy		3,751,250	07/2010	DUB	33	0	33
Buy		3,116,371	07/2010	MSC	19	0	19
Buy		7,459,383	08/2010	MSC	11	0	11
Buy		3,354,547	11/2010	BCLY	0	(20)	(20)
Buy		1,833,767	11/2010	CITI	0	(15)	(15)
Buy	MXN	824	04/2010	DUB	0	0	0
Buy		704	04/2010	GSC	1	0	1
Buy		4,245	04/2010	HSBC	0	0	0
Sell		275,090	04/2010	HSBC	0	(244)	(244)
Buy		263,920	04/2010	JPM	0	(84)	(84)
Sell		412,869	04/2010	JPM	0	(55)	(55)
Sell		66,640	04/2010	RBS-	0	(62)	(62)
Buy	MYR	96,782	02/2010	BCLY	0	(379)	(379)
Sell	PLN	25,378	02/2010	CITI	0	(8)	(8)
Sell		0	02/2010	DUB	0	0	0
Buy		25,378	02/2010	HSBC	55	0	55
Buy	SGD	2,592	02/2010	JPM	0	(23)	(23)
Buy		3,516	03/2010	BCLY	0	(31)	(31)
Buy		2,668	03/2010	MSC	0	(19)	(19)
Buy		1,437	03/2010	RBS	0	(11)	(11)
Buy		4,371	06/2010	CITI	0	(45)	(45)
Buy	TWD	46,428	06/2010	BOA	35	0	35
Buy		54,547	06/2010	DUB	42	0	42
Buy		59,985	06/2010	MSC	42	0	42
Buy		7,521	10/2010	BCLY	4	0	4
Buy		22,318	10/2010	CITI	15	0	15

					$1,317	$(1,966)	$(649)

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Brazil	$0	$230,564	$0	$230,564
Mexico	0	38,410	0	38,410
Russia	0	45,229	0	45,229
United States	0	174,634	0	174,634
Short-Term Instruments	24,869	35,762	0	60,631
Other Investments+++	0	73,223	0	73,223

Investments, at value	$24,869	$597,822	$0	$622,691
Financial Derivative Instruments++++	$0	$1,007	$0	$1,007

Total	$24,869	$598,829	$0	$623,698

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 5.4%
CSC Holdings LLC
10.500% due 08/01/2013		$2,500	$2,653
First Data Corp.
2.982% due 09/24/2014		1,361	1,211
2.999% due 09/24/2014		41	37
3.001% due 09/24/2014		78	69
Ford Motor Co.
3.240% due 12/15/2013		168	157
3.290% due 12/15/2013		2,743	2,549
Freescale Semiconductor, Inc.
12.500% due 12/15/2014		333	343
Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)		1,150	841
Idearc, Inc.
4.250% due 11/17/2014 (a)		1,922	1,006
Nuveen Investments, Inc.
3.281% due 11/13/2014		672	591
3.282% due 11/01/2014		680	598
Texas Competitive Electric Holdings Co. LLC
3.735% due 10/10/2014		10,078	8,147
3.751% due 10/10/2014		63	50
3.753% due 10/10/2014		10	8
3.775% due 10/10/2014		972	793
3.782% due 10/10/2014		66	54
Tribune Co.
5.000% due 06/04/2024 (a)		119	68
5.250% due 06/04/2014 (a)		593	308

Total Bank Loan Obligations (Cost $21,259)			19,483

CORPORATE BONDS & NOTES 85.0%
BANKING & FINANCE 34.0%
AES Ironwood LLC
8.857% due 11/30/2025		2,157	2,146
AES Red Oak LLC
8.540% due 11/30/2019		631	632
9.200% due 11/30/2029		2,100	1,979
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		450	460
American General Finance Corp.
4.625% due 09/01/2010		3,200	3,102
6.900% due 12/15/2017		1,800	1,252
American International Group, Inc.
4.950% due 03/20/2012		525	514
5.850% due 01/16/2018		2,475	2,034
6.250% due 05/01/2036		1,100	819
8.175% due 05/15/2068		2,475	1,652
8.250% due 08/15/2018		4,825	4,537
Barclays Bank PLC
5.926% due 09/29/2049		400	304
7.434% due 09/29/2049		1,950	1,804
Caelus Re Ltd.
6.504% due 06/07/2011		250	244
Capital One Bank USA N.A.
8.800% due 07/15/2019		1,900	2,249
Capital One Capital V
10.250% due 08/15/2039		800	932
CIT Group, Inc.
7.000% due 05/01/2013		733	689
7.000% due 05/01/2014		200	186
7.000% due 05/01/2015		200	180
7.000% due 05/01/2016		334	295
7.000% due 05/01/2017		467	408
Citigroup Capital XXI
8.300% due 12/21/2077		1,725	1,669
El Paso Performance-Linked Trust
7.750% due 07/15/2011		3,700	3,812
Ford Motor Credit Co. LLC
3.034% due 01/13/2012		6,800	6,333
5.504% due 06/15/2011		275	273
7.000% due 10/01/2013		7,825	7,820
7.500% due 08/01/2012		700	706
7.800% due 06/01/2012		700	708
8.000% due 06/01/2014		1,475	1,516
8.700% due 10/01/2014		200	209
9.875% due 08/10/2011		3,950	4,137
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		1,225	1,354
GMAC LLC
6.875% due 09/15/2011		700	693
8.000% due 11/01/2031		6,050	5,456
Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (f)		5,750	5,929
HBOS PLC
6.750% due 05/21/2018		1,400	1,301
HCP, Inc.
6.000% due 01/30/2017		125	118
International Lease Finance Corp.
0.482% due 05/24/2010		275	267
5.000% due 04/15/2010		375	369
5.300% due 05/01/2012		500	425
5.450% due 03/24/2011		2,700	2,489
5.625% due 09/15/2010		1,625	1,608
5.750% due 06/15/2011		4,500	4,136
5.875% due 05/01/2013		300	239
6.625% due 11/15/2013		625	504
Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		1,700	340
5.625% due 01/24/2013 (a)		830	174
6.625% due 01/18/2012 (a)		75	15
6.750% due 12/28/2017 (a)		4,725	1
6.875% due 05/02/2018 (a)		1,675	356
7.500% due 05/11/2038 (a)		775	0
NSG Holdings LLC
7.750% due 12/15/2025		4,450	4,005
Rabobank Nederland NV
11.000% due 06/29/2049 (f)		4,875	5,960
Regions Bank
7.500% due 05/15/2018		4,850	4,440
Regions Financial Corp.
7.375% due 12/10/2037		4,750	3,898
Royal Bank of Scotland Group PLC
7.640% due 03/29/2049		9,200	4,974
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,400	2,160
SLM Corp.
0.582% due 01/27/2014		175	135
5.000% due 06/15/2018		225	173
5.125% due 08/27/2012		1,650	1,548
8.450% due 06/15/2018		935	924
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		800	833
Tenneco, Inc.
8.125% due 11/15/2015		170	173
10.250% due 07/15/2013		250	260
UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,100	1,664
Ventas Realty LP
6.500% due 06/01/2016		50	49
6.750% due 04/01/2017		1,430	1,391
7.125% due 06/01/2015		73	73
Wells Fargo & Co.
7.980% due 03/29/2049		8,525	8,589
Wells Fargo Capital XIII
7.700% due 12/29/2049		1,300	1,268

			121,892

INDUSTRIALS 38.4%
Altria Group, Inc.
9.250% due 08/06/2019		625	763
American Stores Co.
8.000% due 06/01/2026		5,000	4,588
AmeriGas Partners LP
7.125% due 05/20/2016		750	754
7.250% due 05/20/2015		1,000	1,005
ARAMARK Corp.
8.500% due 02/01/2015		795	823
ArvinMeritor, Inc.
8.125% due 09/15/2015		3,000	2,880
Berry Plastics Corp.
5.034% due 02/15/2015		3,000	2,756
Biomet, Inc.
10.375% due 10/15/2017 (b)		1,350	1,472
11.625% due 10/15/2017		5,850	6,494
Cascades, Inc.
7.250% due 02/15/2013		1,850	1,878
Chart Industries, Inc.
9.125% due 10/15/2015		2,100	2,110
Charter Communications Operating LLC
8.375% due 04/30/2014 (a)		1,000	1,032
Chesapeake Energy Corp.
7.500% due 06/15/2014		250	256
9.500% due 02/15/2015		2,275	2,508
Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		150	150
7.750% due 05/15/2017		2,570	2,564
9.500% due 05/15/2016		325	349
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		1,000	1,032
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012 (a)		2,325	2,215
CSC Holdings, Inc.
7.625% due 04/01/2011		2,000	2,075
7.625% due 07/15/2018		600	621
7.875% due 02/15/2018		100	104
8.500% due 06/15/2015		2,950	3,156
Delhaize America, Inc.
8.050% due 04/15/2027		600	651
Delta Air Lines, Inc.
7.779% due 07/02/2013		591	567
Dex Media West LLC
8.500% due 08/15/2010 (a)		25	27
9.875% due 08/15/2013 (a)		2,050	651
DISH DBS Corp.
7.000% due 10/01/2013		100	103
7.875% due 09/01/2019		50	53
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		45	45
El Paso Corp.
6.950% due 06/01/2028		200	173
7.250% due 06/01/2018		300	298
7.750% due 01/15/2032		2,500	2,377
7.800% due 08/01/2031		600	568
8.050% due 10/15/2030		3,125	2,963
El Paso Natural Gas Co.
8.375% due 06/15/2032		125	149
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	1,066
8.375% due 08/01/2066		4,405	4,300
First Data Corp.
9.875% due 09/24/2015		1,620	1,519
Ford Motor Co.
9.215% due 09/15/2021		800	748
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		2,825	3,098
Freescale Semiconductor, Inc.
9.125% due 12/15/2014 (b)		1,097	975
Georgia-Pacific LLC
7.250% due 06/01/2028		750	701
8.000% due 01/15/2024		5,950	6,099
Goodyear Tire & Rubber Co.
10.500% due 05/15/2016		1,225	1,360
Harrah’s Operating Co., Inc.
10.000% due 12/15/2018		3,312	2,674
HCA, Inc.
8.500% due 04/15/2019		775	839
9.125% due 11/15/2014		1,585	1,676
9.250% due 11/15/2016		8,550	9,202
9.625% due 11/15/2016 (b)		650	705
9.875% due 02/15/2017		150	166
Ineos Group Holdings PLC
8.500% due 02/15/2016		1,050	711
Intelsat Corp.
9.250% due 08/15/2014		50	52
9.250% due 06/15/2016		95	99
Intelsat Jackson Holdings Ltd.
9.500% due 06/15/2016		1,500	1,612
Intergen NV
9.000% due 06/30/2017		4,030	4,221
JC Penney Corp., Inc.
7.125% due 11/15/2023		650	648
JET Equipment Trust
7.630% due 08/15/2012 (a)		55	30
10.000% due 06/15/2012 (a)		243	134
Legrand France S.A.
8.500% due 02/15/2025		670	702
McJunkin Red Man Corp.
9.500% due 12/15/2016		550	540
MGM Mirage
10.375% due 05/15/2014		25	27
11.125% due 11/15/2017		25	28
Newfield Exploration Co.
7.125% due 05/15/2018		500	508
Norampac Industries, Inc.
6.750% due 06/01/2013		1,000	1,012
Nortel Networks Ltd.
9.002% due 07/15/2011 (a)		270	189
OPTI Canada, Inc.
8.250% due 12/15/2014		1,210	1,003
Quebecor Media, Inc.
7.750% due 03/15/2016		2,000	2,005
Quicksilver Resources, Inc.
11.750% due 01/01/2016		1,225	1,396
Quintiles Transnational Corp.
9.500% due 12/30/2014 (b)		100	101
Range Resources Corp.
7.250% due 05/01/2018		100	102
7.500% due 10/01/2017		100	104
RH Donnelley, Inc.
11.750% due 05/15/2015 (a)		4,300	3,569
SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)		3,060	3,075
Sensata Technologies BV
8.000% due 05/01/2014		2,970	2,925
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	193
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		650	655
SunGard Data Systems, Inc.
9.125% due 08/15/2013		4,299	4,428
Teck Resources Ltd.
10.250% due 05/15/2016		1,350	1,580
10.750% due 05/15/2019		3,400	4,080
Tennessee Gas Pipeline Co.
8.375% due 06/15/2032		375	447
TRW Automotive, Inc.
7.000% due 03/15/2014		2,600	2,561
Verso Paper Holdings LLC
9.125% due 08/01/2014		2,500	2,400
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		3,600	3,951
12.000% due 12/01/2015		1,650	1,774
Windstream Corp.
8.625% due 08/01/2016		3,100	3,170
WMG Acquisition Corp.
9.500% due 06/15/2016		1,350	1,453
Wynn Las Vegas LLC
6.625% due 12/01/2014		900	874

			137,697

UTILITIES 12.6%
Berry Petroleum Co.
10.250% due 06/01/2014		300	328
Frontier Communications Corp.
7.450% due 07/01/2035		325	266
8.250% due 05/01/2014		300	314
9.000% due 08/15/2031		3,800	3,752
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		2,700	2,720
8.625% due 11/14/2011		1,000	1,050
Midwest Generation LLC
8.560% due 01/02/2016		7,513	7,588
NRG Energy, Inc.
7.250% due 02/01/2014		3,905	3,964
Qwest Communications International, Inc.
7.500% due 02/15/2014		1,950	1,967
Qwest Corp.
8.375% due 05/01/2016		700	754
Sithe Independence Funding Corp.
9.000% due 12/30/2013		3,098	3,185
Sprint Capital Corp.
6.900% due 05/01/2019		4,800	4,440
8.375% due 03/15/2012		2,150	2,236
8.750% due 03/15/2032		850	805
Sprint Nextel Corp.
6.000% due 12/01/2016		4,400	4,037
Telesat LLC
11.000% due 11/01/2015		2,800	3,052
Tenaska Alabama Partners LP
7.000% due 06/30/2021		2,000	1,851
Virgin Media Finance PLC
9.500% due 08/15/2016		875	944
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (j)		1,851	1,926

			45,179

Total Corporate Bonds & Notes (Cost $300,239)			304,768

CONVERTIBLE BONDS & NOTES 0.7%
Nortel Networks Corp.
1.750% due 04/15/2012 (a)		1,875	1,282
2.125% due 04/15/2014 (a)		1,550	1,060

Total Convertible Bonds & Notes (Cost $3,065)			2,342

MORTGAGE-BACKED SECURITIES 3.4%
Adjustable Rate Mortgage Trust
3.733% due 10/25/2035		376	192
American Home Mortgage Assets
0.461% due 09/25/2046		1,004	193
1.464% due 11/25/2046		1,278	600
6.250% due 06/25/2037		796	458
Banc of America Alternative Loan Trust
0.631% due 05/25/2035		203	144
Banc of America Funding Corp.
5.520% due 03/20/2036		656	448
Bear Stearns Alt-A Trust
3.342% due 01/25/2035		14	9
Countrywide Alternative Loan Trust
0.411% due 05/25/2047		73	37
0.443% due 03/20/2046		107	52
0.491% due 07/25/2046		500	17
1.544% due 12/25/2035		265	142
5.636% due 10/25/2035		165	71
Countrywide Home Loan Mortgage Pass-Through Trust
0.551% due 03/25/2035		423	258
6.000% due 05/25/2036		633	528
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		879	431
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018		466	451
Downey Savings & Loan Association Mortgage Loan Trust
0.483% due 03/19/2045		64	35
First Horizon Alternative Mortgage Securities
5.387% due 09/25/2035		1,070	739
6.000% due 05/25/2036		370	273
GSR Mortgage Loan Trust
3.598% due 04/25/2035		9	7
3.930% due 05/25/2035		2,499	1,836
Harborview Mortgage Loan Trust
0.423% due 01/19/2038		68	38
0.473% due 03/19/2036		1,151	624
Indymac Index Mortgage Loan Trust
5.145% due 08/25/2035		327	221
5.263% due 09/25/2035		228	168
JPMorgan Mortgage Trust
6.000% due 08/25/2037		479	372
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047		500	399
RBSCF Trust
6.068% due 09/17/2039		1,100	952
Residential Accredit Loans, Inc.
0.391% due 01/25/2037		1,803	936
0.561% due 03/25/2037		897	345
5.500% due 02/25/2036		907	588
Residential Asset Securitization Trust
6.000% due 05/25/2037		333	247
Structured Asset Mortgage Investments, Inc.
0.451% due 05/25/2036		69	34
WaMu Mortgage Pass-Through Certificates
5.721% due 10/25/2036		630	477

Total Mortgage-Backed Securities (Cost $12,206)			12,322

ASSET-BACKED SECURITIES 0.4%
Argent Securities, Inc.
1.281% due 12/25/2033		436	331
Carrington Mortgage Loan Trust
0.381% due 08/25/2036		100	44
Credit-Based Asset Servicing & Securitization LLC
0.341% due 04/25/2036		177	174
5.721% due 01/25/2037		1,300	586
GSAMP Trust
0.381% due 08/25/2036		100	38
Mid-State Trust
7.791% due 03/15/2038		29	25
Morgan Stanley ABS Capital I
0.371% due 05/25/2037		200	80
Residential Asset Securities Corp.
0.381% due 08/25/2036		100	47

Total Asset-Backed Securities (Cost $1,107)			1,326

FOREIGN CURRENCY-DENOMINATED ISSUES 4.4%
American International Group, Inc.
0.883% due 04/26/2011	EUR	1,500	1,986
Bombardier, Inc.
7.250% due 11/15/2016		625	918
Chesapeake Energy Corp.
6.250% due 01/15/2017		2,000	2,623
Lighthouse International Co. S.A.
8.000% due 04/30/2014		165	159
Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,900	2,942
OI European Group BV
6.875% due 03/31/2017		300	417
Reynolds Group Issuer, Inc.
8.000% due 12/15/2016		75	102
Societe Generale
6.999% due 12/29/2049		900	1,187
UBS AG
7.152% due 12/29/2049		3,100	3,855
UPC Holding BV
7.750% due 01/15/2014		605	850
8.625% due 01/15/2014		400	579

Total Foreign Currency-Denominated Issues (Cost $15,506)			15,618

	SHARES
COMMON STOCKS 0.1%
SemGroup Corp. (c)		17,414	448
SemGroup Corp.Warrants		18,330	83

Total Common Stocks (Cost $535)			531

CONVERTIBLE PREFERRED SECURITIES 0.3%
American International Group, Inc.
8.500% due 08/01/2011		20,900	237
Wells Fargo & Co.
7.500% due 12/31/2049		1,000	918

Total Convertible Preferred Securities (Cost $2,080)			1,155

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS 0.8%
Credit Suisse Securities (USA) LLC
0.000% due 01/04/2010		$1,900	1,900
(Dated 12/31/2009. Collateralized by U.S. Cash Management Bills 0.348% due 06/10/2010 valued at $1,946. Repurchase proceeds are $1,900.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		925	925
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $945. Repurchase proceeds are $925.)

			2,825

U.S. CASH MANAGEMENT BILLS 0.3%
0.195% due 04/01/2010 (g)		961	961

U.S. TREASURY BILLS 0.2%
0.122% due 03/18/2010 - 03/25/2010 (d)(e)		749	749

Total Short-Term Instruments (Cost $4,535)			4,535

Total Investments 101.0% (Cost $360,532)			$362,079
Written Options (i) (0.1%) (Premiums $656)			(483)
Other Assets and Liabilities (Net) (0.9%)			(3,040)

Net Assets 100.0%			$358,556

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Non-income producing security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $719 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $9,260 at a weighted average interest rate of 0.549%. On December 31, 2009, securities valued at $11,889 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $961 has been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	140	$233
90-Day Eurodollar June Futures	Long	06/2010	10	(4)
90-Day Eurodollar March Futures	Long	03/2010	21	1
90-Day Eurodollar March Futures	Long	03/2011	198	132
90-Day Eurodollar September Futures	Long	09/2010	214	345

				$707

(h) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	5.000%	09/20/2014	5.797%	$100	$(3)	$(14)	$11
American International Group, Inc.	UBS	5.000%	09/20/2014	5.797%	200	(6)	(28)	22
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2014	1.438%	700	(13)	(41)	28
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.438%	500	(9)	(29)	20
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	1.472%	500	(11)	(7)	(4)
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	1.399%	1,700	(27)	(94)	67
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.255%	4,050	120	(370)	490
Daimler Finance N.A. LLC	DUB	5.250%	09/20/2012	5.950%	1,000	(12)	0	(12)
El Paso Corp.	GSC	5.000%	09/20/2014	3.486%	1,600	105	(152)	257
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.578%	800	114	28	86
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.578%	4,400	626	135	491
General Electric Capital Corp.	CITI	4.100%	12/20/2013	1.590%	1,350	127	0	127
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.578%	1,300	185	54	131
General Electric Capital Corp.	MSC	1.000%	12/20/2014	1.589%	1,400	(36)	(76)	40
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.080%	1,500	182	(154)	336
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.343%	2,500	405	(36)	441
RRI Energy, Inc.	CITI	5.000%	09/20/2014	5.482%	1,300	(22)	(143)	121
RRI Energy, Inc.	DUB	5.000%	09/20/2014	5.482%	100	(2)	(15)	13
RRI Energy, Inc.	GSC	5.000%	09/20/2014	5.482%	300	(5)	(56)	51
RRI Energy, Inc.	MSC	5.000%	09/20/2014	5.482%	400	(7)	(68)	61
RRI Energy, Inc.	MSC	5.000%	12/20/2014	5.646%	300	(7)	(30)	23
SLM Corp.	BCLY	5.000%	12/20/2013	4.981%	1,100	3	(121)	124
SLM Corp.	BOA	5.000%	12/20/2010	3.754%	3,400	47	(130)	177
SLM Corp.	BOA	5.000%	12/20/2011	4.205%	2,800	47	(224)	271
SLM Corp.	DUB	5.000%	06/20/2010	3.511%	600	5	(35)	40
SLM Corp.	DUB	5.000%	06/20/2012	4.373%	500	8	(65)	73
SLM Corp.	GSC	5.000%	06/20/2010	3.511%	400	4	(24)	28
SLM Corp.	GSC	7.600%	03/20/2012	4.329%	2,650	185	0	185

						$2,003	$(1,695)	$3,698

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	BOA	(5.000%)	06/20/2014	$752	$(7)	$41	$(48)
CDX.HY-12 5-Year Index	DUB	(5.000%)	06/20/2014	282	(2)	36	(38)
CDX.HY-12 5-Year Index	JPM	(5.000%)	06/20/2014	846	(7)	46	(53)
CDX.HY-12 5-Year Index	MSC	(5.000%)	06/20/2014	1,880	(16)	94	(110)
CDX.HY-12 5-Year Index	RBS	(5.000%)	06/20/2014	940	(8)	48	(56)
CDX.HY-12 5-Year Index	UBS	(5.000%)	06/20/2014	940	(8)	49	(57)
CDX.HY-13 5-Year Index	RBS	(5.000%)	12/20/2014	1,485	7	112	(105)

					$(41)	$426	$(467)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$1,000	$(653)	$(700)	$47
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	4,800	214	0	214

					$(439)	$(700)	$261

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$120.000	02/19/2010	53	$18	$2
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	53	16	56

				$34	$58

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$2,500	$22	$1
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	2,500	14	41
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,700	39	5
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,700	20	51
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	5,000	53	9
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	900	8	2
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	900	15	17
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	500	2	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	1,500	7	2
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	3,100	32	6
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,500	9	16
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,000	19	38
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	1,100	5	5
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	5,000	59	9
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	800	17	15
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	14,000	147	36
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	2,000	11	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	6,600	27	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	7,700	60	127
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	1,900	16	2
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,000	9	2
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,900	8	21
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,000	23	17

							$622	$425

(j) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,907	$1,926	0.54%

(k) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	3,113	02/2010	RBS	$157	$0	$157
Sell		8,594	03/2010	GSC	165	0	165
Buy	GBP	1,014	01/2010	GSC	0	(49)	(49)
Sell		1,014	01/2010	RBS	20	0	20

					$342	$(49)	$293

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Bank Loan Obligations	$0	$19,483	$0	$19,483
Corporate Bonds & Notes	0	302,679	2,089	304,768
Other Investments+++	1,155	36,142	531	37,828

Investments, at value	$1,155	$358,304	$2,620	$362,079
Financial Derivative Instruments++++	$707	$3,302	$0	$4,009

Total	$1,862	$361,606	$2,620	$366,088

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Corporate Bonds & Notes	$1,772	$(37)	$(41)	$(152)	$574	$(27)	$2,089	$436
Other Investments+++	158	318	0	(766)	821	0	531	(4)

Investments, at value	$1,930	$281	$(41)	$(918)	$1,395	$(27)	$2,620	$432
Financial Derivative Instruments++++	$(450)	$0	$0	$0	$438	$12	$0	$0

Total	$1,480	$281	$(41)	$(918)	$1,833	$(15)	$2,620	$432

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

International Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.8%
Commonwealth Bank of Australia
0.751% due 06/25/2014		$3,700	$3,689
4.500% due 02/20/2014	AUD	40,000	34,146
National Australia Bank Ltd.
4.250% due 03/26/2012		20,000	17,599
4.750% due 02/12/2014		15,000	12,930
Suncorp-Metway Ltd.
0.628% due 12/17/2010		15,000	15,037

Total Australia (Cost $67,332)			83,401

CANADA 5.6%
Canada Housing Trust No. 1
0.807% due 09/15/2014	CAD	29,600	28,629
4.050% due 03/15/2011		52,900	52,470
4.600% due 09/15/2011		29,500	29,717
Province of Quebec Canada
6.250% due 06/01/2032		10,000	11,205

Total Canada (Cost $109,880)			122,021

DENMARK 2.8%
Nykredit Realkredit A/S
5.000% due 01/01/2010	EUR	22,600	32,398
Realkredit Danmark A/S
5.000% due 01/01/2010		20,100	28,815

Total Denmark (Cost $63,007)			61,213

FINLAND 0.7%
Sampo Housing Loan Bank PLC
2.500% due 09/23/2010	EUR	10,000	14,438

Total Finland (Cost $15,160)			14,438

FRANCE 21.6%
BNP Paribas Home Loan Covered Bonds S.A.
4.750% due 05/28/2013	EUR	2,900	4,445
Compagnie de Financement Foncier
3.875% due 02/11/2011		10,000	14,739
4.000% due 07/21/2011		13,000	19,303
4.500% due 01/09/2013		900	1,366
Credit Agricole S.A.
0.304% due 05/28/2010		10,700	10,701
Dexia Credit Local
0.899% due 09/23/2011		400	404
2.375% due 09/23/2011		9,100	9,291
France Government Bond
3.750% due 04/25/2021		1,700	2,438
4.250% due 10/25/2018		5,200	7,888
4.250% due 04/25/2019		7,300	11,048
4.250% due 10/25/2023		10,200	15,040
5.000% due 04/25/2012		24,700	38,198
6.500% due 04/25/2011		8,376	12,864
France Treasury Notes
3.000% due 07/12/2014		195,600	286,348
3.750% due 01/12/2013		3,100	4,688
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		7,500	7,450
3.500% due 11/24/2011		15,000	22,318

Total France (Cost $467,227)			468,529

GERMANY 2.5%
Kreditanstalt fuer Wiederaufbau
0.185% due 11/26/2010 (i)	EUR	1,290	1,864
3.875% due 10/22/2010		35,000	51,380

Total Germany (Cost $51,464)			53,244

GREECE 1.6%
Greece Government Bond
4.000% due 08/20/2013	EUR	12,700	17,711
5.250% due 05/18/2012		11,900	17,397

Total Greece (Cost $38,477)			35,108

ITALY 8.1%
Italy Buoni Poliennali Del Tesoro
3.750% due 09/15/2011	EUR	15,000	22,257
4.250% due 09/01/2011		66,100	98,921
5.250% due 08/01/2011		35,300	53,544
Siena Mortgages SpA
0.945% due 12/16/2038		1,357	1,919

Total Italy (Cost $181,135)			176,641

NETHERLANDS 11.8%
Delphinus BV
0.976% due 06/25/2066	EUR	92	131
LeasePlan Corp. NV
3.375% due 12/10/2010		10,000	14,605
Netherlands Government Bond
4.000% due 07/15/2018		17,500	26,148
4.500% due 07/15/2017		8,300	12,887
5.000% due 07/15/2011		53,500	81,152
5.000% due 07/15/2012		49,350	76,590
5.500% due 07/15/2010		31,177	45,846

Total Netherlands (Cost $255,583)			257,359

NORWAY 1.2%
DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	15,000	22,054
4.625% due 07/03/2012		3,100	4,696

Total Norway (Cost $27,399)			26,750

SUPRANATIONAL 0.2%
European Investment Bank
5.375% due 05/20/2014	AUD	5,200	4,565

Total Supranational (Cost $4,092)			4,565

UNITED KINGDOM 3.3%
Bauhaus Securities Ltd.
1.044% due 10/30/2052	EUR	1,049	1,487
Rexam PLC
6.750% due 06/01/2013		4,000	4,253
United Kingdom Gilt
3.250% due 12/07/2011	GBP	39,300	65,832

Total United Kingdom (Cost $69,437)			71,572

UNITED STATES 22.7%
ASSET-BACKED SECURITIES 6.2%
ACE Securities Corp.
0.321% due 06/25/2037		$2,943	2,451
AFC Home Equity Loan Trust
0.941% due 12/22/2027		27	16
Ameriquest Mortgage Securities, Inc.
0.461% due 11/25/2035		423	371
Amortizing Residential Collateral Trust
0.521% due 07/25/2032		58	53
0.931% due 10/25/2031		454	315
Argent Securities, Inc.
0.321% due 07/25/2036		2,212	828
Asset-Backed Funding Certificates
0.291% due 01/25/2037		538	518
0.581% due 06/25/2034		998	710
Asset-Backed Securities Corp. Home Equity
0.311% due 05/25/2037		1,211	876
Bank of America Auto Trust
1.160% due 02/15/2012		16,700	16,743
Bear Stearns Asset-Backed Securities Trust
0.281% due 11/25/2036		36	33
0.316% due 10/25/2036		454	417
0.321% due 06/25/2047		2,725	2,450
0.431% due 06/25/2036		7,842	7,382
0.561% due 01/25/2036		247	234
0.681% due 03/25/2043		220	215
0.721% due 06/25/2036		1,900	761
0.891% due 10/25/2032		434	376
BNC Mortgage Loan Trust
0.331% due 05/25/2037		975	812
Carrington Mortgage Loan Trust
0.281% due 01/25/2037		790	752
0.391% due 01/25/2036		197	191
0.551% due 10/25/2035		1,167	1,074
CIT Group Home Equity Loan Trust
0.501% due 06/25/2033		30	22
Citigroup Mortgage Loan Trust, Inc.
0.273% due 05/15/2036		496	445
0.331% due 10/25/2036		175	166
0.341% due 03/25/2037		1,360	1,152
Countrywide Asset-Backed Certificates
0.281% due 05/25/2037		1,091	1,068
0.281% due 03/25/2047		7	7
0.281% due 06/25/2047		1,083	1,037
0.301% due 06/25/2047		311	293
0.311% due 06/25/2037		709	682
0.311% due 10/25/2047		646	588
0.331% due 07/25/2037		20,000	13,149
0.331% due 08/25/2037		1,600	1,131
0.331% due 09/25/2037		1,407	1,312
0.331% due 05/25/2047		117	107
0.331% due 09/25/2047		3,696	3,435
0.341% due 10/25/2046		743	723
0.421% due 06/25/2036		6,449	5,347
0.971% due 05/25/2032		153	115
Credit-Based Asset Servicing & Securitization LLC
0.291% due 11/25/2036		377	269
0.301% due 01/25/2037		615	289
0.321% due 12/25/2037		72	72
CS First Boston Mortgage Securities Corp.
0.851% due 01/25/2032		192	148
Equity One Asset-Backed Securities, Inc.
0.531% due 04/25/2034		553	343
First Franklin Mortgage Loan Asset-Backed Certificates
0.281% due 11/25/2036		279	272
0.301% due 12/25/2036		404	380
0.601% due 12/25/2034		74	66
Fremont Home Loan Trust
0.281% due 10/25/2036		428	380
0.291% due 01/25/2037		836	586
GSAMP Trust
0.271% due 10/25/2046		7	7
HFC Home Equity Loan Asset-Backed Certificates
0.583% due 09/20/2033		1,724	1,538
Home Equity Asset Trust
0.831% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.281% due 10/25/2036		386	250
0.281% due 12/25/2036		294	214
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037		94	93
0.311% due 07/25/2037		129	124
JPMorgan Mortgage Acquisition Corp.
0.281% due 07/25/2036		140	137
0.304% due 11/25/2036		19	19
0.381% due 03/25/2037		10,000	5,512
Lehman XS Trust
0.311% due 11/25/2046		74	74
0.381% due 04/25/2037		329	202
Long Beach Mortgage Loan Trust
0.511% due 10/25/2034		28	21
MASTR Asset-Backed Securities Trust
0.291% due 11/25/2036		326	324
0.361% due 10/25/2036		2,379	2,208
Merrill Lynch Mortgage Investors, Inc.
0.301% due 07/25/2037		43	41
0.311% due 09/25/2037		56	15
0.341% due 03/25/2037		728	707
Morgan Stanley ABS Capital I
0.281% due 09/25/2036		23	23
0.281% due 10/25/2036		163	160
0.291% due 05/25/2037		947	792
0.321% due 01/25/2037		20,000	8,124
0.331% due 10/25/2036		10,000	8,026
0.331% due 11/25/2036		20,000	12,724
0.341% due 10/25/2036		600	422
Nationstar Home Equity Loan Trust
0.291% due 06/25/2037		867	841
Park Place Securities, Inc.
0.491% due 09/25/2035		185	152
Securitized Asset-Backed Receivables LLC Trust
0.271% due 01/25/2037		258	238
0.281% due 09/25/2036		47	47
SLM Student Loan Trust
1.782% due 04/25/2023		18,552	19,308
Soundview Home Equity Loan Trust
0.291% due 11/25/2036		585	314
Structured Asset Securities Corp.
0.281% due 10/25/2036		90	86
0.631% due 05/25/2034		20	16
4.900% due 04/25/2035		38	25
Washington Mutual Asset-Backed Certificates
0.291% due 10/25/2036		176	122
Wells Fargo Home Equity Trust
0.461% due 10/25/2035		76	73

			134,142

CORPORATE BONDS & NOTES 7.0%
American Express Bank FSB
0.361% due 05/29/2012		2,000	1,949
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	4,000	5,865
Bank of America Corp.
0.544% due 10/14/2016		$10,000	8,848
Bank of America N.A.
0.799% due 06/23/2010		1,800	1,804
0.872% due 05/12/2010		6,556	6,569
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,161
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	7,286
Cardinal Health, Inc.
6.000% due 06/15/2017		8,000	8,159
Citigroup Funding, Inc.
1.325% due 05/07/2010		8,685	8,706
Citigroup, Inc.
0.422% due 08/13/2010		100	100
6.500% due 08/19/2013		300	320
Computer Sciences Corp.
6.500% due 03/15/2018		6,000	6,558
Fortune Brands, Inc.
5.375% due 01/15/2016		5,700	5,681
General Mills, Inc.
0.413% due 01/22/2010		2,200	2,200
HSBC Finance Corp.
0.534% due 01/15/2014		5,000	4,697
0.686% due 06/01/2016		3,000	2,745
Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		6,000	5,880
Marriott International, Inc.
5.810% due 11/10/2015		2,750	2,682
6.375% due 06/15/2017		6,000	6,164
Maytag Corp.
5.000% due 05/15/2015		5,700	5,673
Merrill Lynch & Co., Inc.
0.349% due 03/23/2010		1,719	1,719
2.522% due 05/12/2010		25,000	25,206
5.450% due 02/05/2013		100	105
Mohawk Industries, Inc.
6.875% due 01/15/2016		6,000	6,000
Morgan Stanley
1.122% due 05/02/2014	EUR	100	135
National Rural Utilities Cooperative Finance Corp.
1.065% due 07/01/2010		$956	959
NiSource Finance Corp.
6.150% due 03/01/2013		5,000	5,328
Nucor Corp.
5.750% due 12/01/2017		5,700	6,138
RR Donnelley & Sons Co.
4.950% due 04/01/2014		5,800	5,807
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	5,038

			153,482

MORTGAGE-BACKED SECURITIES 4.2%
American Home Mortgage Investment Trust
2.698% due 10/25/2034		47	35
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035		362	316
4.625% due 10/25/2035		294	251
Bear Stearns Alt-A Trust
4.073% due 08/25/2036		92	36
5.672% due 01/25/2036		3,340	1,966
5.681% due 02/25/2036		293	159
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037		668	648
CC Mortgage Funding Corp.
0.411% due 07/25/2036		258	147
Citigroup Mortgage Loan Trust, Inc.
4.641% due 08/25/2035		270	214
Countrywide Alternative Loan Trust
0.313% due 09/20/2046		26	26
0.391% due 02/25/2047		386	189
0.411% due 05/25/2047		2,423	1,217
0.413% due 02/20/2047		14,131	6,608
0.421% due 08/25/2046		580	289
0.421% due 11/25/2046		1,033	511
0.443% due 03/20/2046		1,212	595
0.491% due 12/25/2035		196	108
0.511% due 12/25/2035		760	459
0.511% due 02/25/2037		396	205
0.531% due 08/25/2035		1,398	710
0.531% due 12/25/2035		2,417	1,239
0.551% due 11/25/2035		16,487	8,637
0.581% due 09/25/2035		4,952	2,590
Countrywide Home Loan Mortgage Pass-Through Trust
0.461% due 05/25/2035		503	272
0.521% due 03/25/2035		2,299	1,204
0.521% due 04/25/2035		27	14
0.531% due 03/25/2035		162	88
0.551% due 03/25/2035		12,065	5,993
0.561% due 02/25/2035		38	24
0.611% due 09/25/2034		43	26
3.983% due 08/25/2034		167	125
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		500	418
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		67	65
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.331% due 10/25/2036		21	19
Downey Savings & Loan Association Mortgage Loan Trust
0.443% due 03/19/2045		2,002	1,089
0.493% due 08/19/2045		743	394
0.563% due 08/19/2045		4,074	2,179
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		1,335	1,206
0.311% due 01/25/2047		847	736
0.461% due 06/25/2045		4,432	2,598
GSR Mortgage Loan Trust
6.000% due 03/25/2032		2	2
Harborview Mortgage Loan Trust
0.323% due 01/19/2038		2,128	2,094
0.423% due 01/19/2038		1,163	641
0.453% due 05/19/2035		2,437	1,263
0.473% due 06/19/2035		671	388
0.473% due 01/19/2036		341	187
0.473% due 03/19/2036		4,545	2,465
0.483% due 01/19/2036		5,661	3,061
0.543% due 11/19/2035		788	415
0.563% due 09/19/2035		62	35
0.573% due 06/20/2035		207	140
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037		1,425	789
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046		85	80
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		54	51
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		90	55
Residential Accredit Loans, Inc.
0.441% due 04/25/2046		329	123
0.531% due 08/25/2035		263	137
Sequoia Mortgage Trust
0.583% due 10/19/2026		52	39
0.583% due 07/20/2033		2,778	2,003
1.039% due 10/20/2034		1,136	875
Structured Asset Mortgage Investments, Inc.
0.301% due 08/25/2036		51	50
0.523% due 07/19/2034		16	14
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036		3	3
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046		286	275
0.351% due 10/25/2046		267	262
0.501% due 03/25/2044		308	199
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021		531	453
WaMu Mortgage Pass-Through Certificates
0.461% due 04/25/2045		234	173
0.521% due 10/25/2045		92	66
0.541% due 01/25/2045		58	44
0.551% due 01/25/2045		57	40
0.551% due 07/25/2045		65	48
0.771% due 12/25/2027		148	111
1.354% due 12/25/2046		396	220
1.544% due 08/25/2046		53,407	29,537
1.744% due 11/25/2042		10	6
1.944% due 08/25/2042		39	29
2.044% due 11/25/2046		1,158	765
2.509% due 02/27/2034		39	32
2.759% due 10/25/2046		132	79
Wells Fargo Mortgage-Backed Securities Trust
3.104% due 09/25/2034		776	718
3.212% due 04/25/2036		62	52
4.950% due 03/25/2036		365	302

			91,926

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.351% due 03/25/2034		42	38
0.381% due 08/25/2034		24	22
0.581% due 09/25/2042		124	121
0.631% due 06/25/2029		22	22
2.658% due 12/01/2034		55	56
2.998% due 11/01/2034		154	159
3.203% due 12/01/2030		5	5
4.500% due 05/25/2015 - 02/25/2021		723	736
5.000% due 11/25/2032		7,703	8,025
5.500% due 05/25/2027		70	71
6.000% due 07/25/2044		71	74
6.060% due 03/01/2023		464	506
7.000% due 09/25/2023		84	93
8.800% due 01/25/2019		127	140
Freddie Mac
0.141% due 02/01/2011		137	137
0.208% due 08/05/2011		84	84
0.381% due 09/25/2035		4,782	4,398
0.463% due 02/15/2019		34,278	34,308
0.511% due 09/25/2031		74	71
0.683% due 12/15/2031		6	6
1.832% due 10/25/2044 - 02/25/2045		364	344
2.032% due 07/25/2044		77	73
3.838% due 10/01/2036		267	277
4.500% due 02/15/2017 - 02/15/2020		430	445
5.000% due 03/15/2017 - 12/15/2031		4,527	4,708
6.500% due 07/15/2028		1,793	1,921
Ginnie Mae
3.625% due 08/20/2022 - 09/20/2026		467	478
4.125% due 11/20/2022 - 11/20/2024		576	590
4.375% due 03/20/2022 - 06/20/2030		1,684	1,737
6.000% due 08/20/2034		688	725
7.500% due 02/16/2030		1,953	2,127
Small Business Administration
4.625% due 02/01/2025		133	138
5.090% due 10/01/2025		71	75

			62,710

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Bonds
5.500% due 08/15/2028		1,400	1,561
U.S. Treasury Notes
1.000% due 07/31/2011 (c)		935	937
1.000% due 08/31/2011 (c)		2,955	2,957
1.000% due 10/31/2011 (c)(e)		7,018	7,014
1.125% due 06/30/2011 (e)		4,087	4,105
1.125% due 01/15/2012 (e)		35,000	34,978

			51,552

Total United States (Cost $597,097)			493,812

SHORT-TERM INSTRUMENTS 13.0%
CERTIFICATES OF DEPOSIT 0.7%
Calyon Financial, Inc.
0.286% due 06/29/2010		$15,000	14,998

JAPAN TREASURY BILLS 2.6%
0.126% due 03/29/2010		JPY 5,360,000	57,534

U.S. CASH MANAGEMENT BILLS 0.5%
0.136% due 04/01/2010 (c)		$11,160	11,159

U.S. TREASURY BILLS 0.2%
0.102% due 03/18/2010 - 03/25/2010 (a)(c)		3,460	3,460

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 9.0%
		19,515,068	195,385

Total Short-Term Instruments (Cost $284,713)			282,536

PURCHASED OPTIONS (g) 0.4% (Cost $5,124)			8,214

Total Investments 99.3% (Cost $2,237,127)			$2,159,403
Written Options (h) (0.0%) (Premiums $880)			(366)
Other Assets and Liabilities (Net) 0.7%			14,528

Net Assets 100.0%			$2,173,565

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Affiliated to the Portfolio.

(c) Securities with an aggregate market value of $19,745 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(d) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $9,247 at a weighted average interest rate of -0.020%. On December 31, 2009, there were no open reverse repurchase agreements.

(e) Securities with an aggregate market value of $27,968 and cash of $190 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	810	$1,332
90-Day Euribor September Futures	Long	09/2010	65	146
Euro-Bobl March Futures	Long	03/2010	2,100	(3,686)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	1,741	(4,047)
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 113.000	Long	03/2010	575	0
Euro-Schatz March Futures	Long	03/2010	8	(1)
U.S. Treasury 5-Year Note March Futures	Long	03/2010	14	(40)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	1,239	2,880
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	317	406
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	5,086	9,956

				$6,946

(f) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%)	12/20/2016	0.329%	$5,000	$(199)	$147	$(346)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%)	12/20/2013	0.588%	7,000	33	0	33
Cardinal Health, Inc.	DUB	(0.610%)	06/20/2017	0.553%	8,000	(32)	36	(68)
Computer Sciences Corp.	BOA	(1.160%)	03/20/2018	0.604%	6,000	(242)	(91)	(151)
Fortune Brands, Inc.	BOA	(0.812%)	03/20/2016	1.236%	5,700	132	237	(105)
Macy’s Retail Holdings, Inc.	DUB	(2.780%)	12/20/2016	1.954%	6,000	(296)	4	(300)
Marriott International, Inc.	BOA	(1.650%)	06/20/2017	0.900%	6,000	(297)	610	(907)
Marriott International, Inc.	DUB	(4.230%)	12/20/2015	0.847%	2,750	(510)	0	(510)
Maytag Corp.	DUB	(0.650%)	06/20/2015	0.509%	5,700	(43)	3	(46)
Mohawk Industries, Inc.	UBS	(1.550%)	03/20/2016	2.063%	6,000	160	326	(166)
NiSource Finance Corp.	JPM	(2.960%)	03/20/2013	0.965%	5,000	(315)	0	(315)
Nucor Corp.	BOA	(0.365%)	12/20/2017	0.590%	5,700	89	399	(310)
Rexam PLC	CITI	(4.000%)	06/20/2013	1.011%	4,000	(405)	0	(405)
RR Donnelley & Sons Co.	BOA	(1.030%)	06/20/2014	1.453%	5,800	100	242	(142)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%)	06/20/2018	1.856%	5,000	122	566	(444)

						$(1,703)	$2,479	$(4,182)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	261,500	$(1,519)	$143	$(1,662)
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		$2,000	107	132	(25)
Pay	3-Month USD-LIBOR	3.000%	12/16/2039	BNP		3,300	(832)	128	(960)
Pay	6-Month AUD Bank Bill	4.500%	06/15/2012	DUB	AUD	685,000	(10,709)	(2,623)	(8,086)
Pay	6-Month EUR-LIBOR	3.500%	09/16/2014	JPM	EUR	8,000	468	(39)	507
Pay	6-Month EUR-LIBOR	3.000%	03/17/2015	MSC		4,800	23	(12)	35
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		1,035,000	(6,339)	2,147	(8,486)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		350,000	(2,144)	1,101	(3,245)
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		600,000	(3,675)	1,885	(5,560)

							$(24,620)	$2,862	$(27,482)

(g) Purchased options outstanding on December 31, 2009:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	JPY	105.200	03/31/2010	$17,000	$716	$26
Put - OTC USD versus JPY		105.200	03/31/2010	17,000	716	2,239
Call - OTC USD versus JPY		105.400	03/31/2010	44,000	1,846	63
Put - OTC USD versus JPY		105.400	03/31/2010	44,000	1,846	5,886

					$5,124	$8,214

(h) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$36,600	$245	$108
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	87,000	635	258

							$880	$366

(i) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Kreditanstalt fuer Wiederaufbau	0.185%	11/26/2010	05/19/2009	$1,750	$1,864	0.09%

(j) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	24,560	01/2010	RBS	$724	$0	$724
Buy	BRL	133,566	02/2010	RBC	4,389	0	4,389
Buy	CAD	250	01/2010	JPM	0	0	0
Sell		58,232	01/2010	JPM	0	(977)	(977)
Buy	CHF	8,393	03/2010	CITI	32	0	32
Sell	EUR	6,000	01/2010	GSC	34	0	34
Sell		730	01/2010	HSBC	55	0	55
Buy		6,000	01/2010	JPM	7	0	7
Buy		711	01/2010	RBC	3	0	3
Buy		43,566	01/2010	UBS	0	(99)	(99)
Sell		183,629	01/2010	UBS	416	0	416
Sell		60,631	02/2010	DUB	3,293	0	3,293
Sell		46,684	02/2010	RBS	2,363	0	2,363
Sell	GBP	53,248	01/2010	CITI	2,558	0	2,558
Buy		2,948	01/2010	GSC	0	(102)	(102)
Buy		2,300	01/2010	RBC	0	(113)	(113)
Sell	HKD	14	02/2010	CITI	0	0	0
Sell		8	02/2010	DUB	0	0	0
Sell	JPY	7,463,022	01/2010	BNP	3,012	0	3,012
Buy		9,821	01/2010	CSFB	0	(6)	(6)
Sell		5,360,000	03/2010	JPM	2,299	0	2,299
Buy	KRW	523,564	02/2010	CITI	6	0	6
Buy		149,000	07/2010	BCLY	1	0	1
Buy		296,257	07/2010	DUB	3	0	3
Buy		246,133	07/2010	MSC	1	0	1
Buy		589,147	08/2010	MSC	1	0	1
Buy		264,945	11/2010	BCLY	0	(1)	(1)
Buy		144,832	11/2010	CITI	0	(1)	(1)
Buy	NZD	11,600	01/2010	RBS	0	(42)	(42)
Buy	SEK	11,492	03/2010	CITI	10	0	10

					$19,207	$(1,341)	$17,866

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Canada	$0	$122,021	$0	$122,021
France	0	468,529	0	468,529
Italy	0	176,641	0	176,641
Netherlands	0	257,359	0	257,359
United States	0	493,812	0	493,812
Short-Term Instruments	195,385	87,151	0	282,536
Other Investments+++	0	358,505	0	358,505

Investments, at value	$195,385	$1,964,018	$0	$2,159,403
Financial Derivative Instruments++++	$6,946	$(14,164)	$0	$(7,218)

Total	$202,331	$1,949,854	$0	$2,152,185

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Other Investments+++	$7	$(7)	$0	$1	$(1)	$0	$0	$0
Financial Derivative Instruments++++	$12	$0	$0	$0	$(12)	$0	$0	$0

Total	$19	$(7)	$0	$1	$(13)	$0	$0	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Investment Grade Corporate Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 94.6%
BANKING & FINANCE 57.1%
AGFC Capital Trust I
6.000% due 01/15/2067	$3,080	$1,109
Allstate Corp.
7.450% due 05/16/2019	120	140
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	30,500	32,583
American Express Bank FSB
0.314% due 07/13/2010	2,900	2,887
0.361% due 05/29/2012	750	731
5.500% due 04/16/2013	34,400	36,695
6.000% due 09/13/2017	20,200	20,990
American Express Centurion Bank
0.314% due 07/13/2010	28,800	28,749
American Express Co.
6.150% due 08/28/2017	3,480	3,642
6.800% due 09/01/2066	1,405	1,272
7.000% due 03/19/2018	41,200	45,444
8.150% due 03/19/2038	9,700	12,174
American Express Credit Corp.
0.384% due 10/04/2010	1,000	998
5.875% due 05/02/2013	46,505	49,945
7.300% due 08/20/2013	3,600	4,049
American Express Travel Related Services Co., Inc.
0.435% due 06/01/2011	6,600	6,493
American International Group, Inc.
0.321% due 01/29/2010	2,100	2,099
0.353% due 03/20/2012	3,000	2,603
0.394% due 10/18/2011	3,500	3,166
4.250% due 05/15/2013	1,000	924
4.950% due 03/20/2012	6,600	6,467
5.450% due 05/18/2017	8,090	6,557
5.850% due 01/16/2018	31,285	25,709
6.250% due 03/15/2087	15,530	8,619
8.175% due 05/15/2068	116,500	77,764
8.250% due 08/15/2018	14,700	13,822
ANZ National International Ltd.
6.200% due 07/19/2013	37,000	39,863
AvalonBay Communities, Inc.
6.100% due 03/15/2020	4,900	5,013
AXA S.A.
6.463% due 12/14/2018	10,000	7,850
BAC Capital Trust XIV
5.630% due 12/31/2049	20	14
Bank of America Capital III
0.854% due 01/15/2027	290	202
Bank of America Corp.
0.544% due 10/14/2016	4,700	4,159
0.755% due 09/11/2012	700	688
4.750% due 08/01/2015	2,400	2,422
5.625% due 10/14/2016	300	305
5.650% due 05/01/2018	6,940	7,060
5.750% due 12/01/2017	11,445	11,738
6.000% due 09/01/2017	3,800	3,950
7.375% due 05/15/2014	3,390	3,850
7.625% due 06/01/2019	3,235	3,749
Bank of America N.A.
0.534% due 06/15/2016	3,600	3,210
6.000% due 06/15/2016	100	103
Bank of Scotland PLC
0.317% due 12/08/2010	21,450	21,063
Banque Paribas
6.950% due 07/22/2013	3,850	4,270
Barclays Bank PLC
0.424% due 03/23/2017	12,000	10,702
5.200% due 07/10/2014	5,000	5,305
5.450% due 09/12/2012	27,900	30,191
6.050% due 12/04/2017	12,545	12,787
6.750% due 05/22/2019	900	1,006
6.860% due 09/29/2049	360	299
7.434% due 09/29/2049	24,290	22,468
10.179% due 06/12/2021	44,060	56,971
Bear Stearns Cos. LLC
0.482% due 08/15/2011	1,645	1,646
0.511% due 01/31/2011	10	10
0.684% due 07/19/2010	500	501
4.650% due 07/02/2018	18,837	18,177
5.550% due 01/22/2017	7,630	7,643
6.400% due 10/02/2017	37,795	41,263
6.950% due 08/10/2012	3,760	4,203
7.250% due 02/01/2018	23,300	26,787
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	90	94
BNP Paribas
0.457% due 12/09/2016	1,000	956
5.186% due 06/29/2049	17,700	14,630
7.195% due 06/29/2049	5,600	5,208
Branch Banking & Trust Co.
0.574% due 09/13/2016	23,000	20,710
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	1,000	1,130
Capital One Financial Corp.
5.500% due 06/01/2015	15,000	15,730
Caterpillar Financial Services Corp.
0.776% due 06/25/2010	550	551
1.001% due 06/24/2011	5,000	5,044
7.150% due 02/15/2019	199	230
CBA Capital Trust II
6.024% due 03/29/2049	8,265	6,707
Cedar Brakes II LLC
9.875% due 09/01/2013	578	589
CIT Group, Inc.
7.000% due 05/01/2013	803	755
7.000% due 05/01/2014	1,204	1,121
7.000% due 05/01/2015	1,204	1,084
7.000% due 05/01/2016	2,007	1,776
7.000% due 05/01/2017	2,810	2,451
Citigroup Capital XXI
8.300% due 12/21/2077	66,000	63,855
Citigroup, Inc.
0.361% due 05/18/2011	17,400	17,108
0.421% due 05/18/2010	22,650	22,628
0.422% due 08/13/2010	100	100
1.972% due 05/15/2018	3,480	3,238
4.125% due 02/22/2010	695	698
5.000% due 09/15/2014	15,140	14,610
5.300% due 10/17/2012	110	115
5.500% due 04/11/2013	6,910	7,169
5.500% due 02/15/2017	250	237
5.850% due 12/11/2034	3,000	2,655
6.000% due 08/15/2017	15,800	15,818
6.125% due 11/21/2017	15,410	15,557
6.125% due 05/15/2018	415	418
6.125% due 08/25/2036	7,700	6,623
6.375% due 08/12/2014	2,300	2,410
6.500% due 08/19/2013	1,130	1,205
6.625% due 06/15/2032	10,000	9,119
8.125% due 07/15/2039	13,750	15,566
8.500% due 05/22/2019	510	590
CNA Financial Corp.
5.850% due 12/15/2014	2,000	1,973
6.000% due 08/15/2011	2,000	2,034
Countrywide Financial Corp.
0.715% due 05/07/2012	900	880
5.800% due 06/07/2012	4,375	4,647
6.250% due 05/15/2016	4,140	4,217
Credit Agricole S.A.
6.637% due 05/29/2049	19,035	15,704
8.375% due 10/29/2049	150	159
Credit Suisse New York
5.000% due 05/15/2013	23,000	24,547
Credit Suisse USA, Inc.
0.447% due 03/02/2011	3,000	2,999
0.524% due 01/15/2010	1,800	1,800
6.125% due 11/15/2011	170	183
Danske Bank A/S
5.914% due 12/29/2049	10,100	7,866
Duke Realty LP
8.250% due 08/15/2019	4,100	4,291
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	1,000	1,093
FIA Card Services N.A.
6.625% due 06/15/2012	4,837	5,203
7.125% due 11/15/2012	1,300	1,416
First Union Capital I
7.935% due 01/15/2027	10,525	10,256
Fleet Capital Trust V
1.254% due 12/18/2028	3,000	2,063
General Electric Capital Corp.
0.484% due 01/08/2016	1,301	1,181
4.250% due 12/01/2010	30	31
5.250% due 10/19/2012	75	80
5.625% due 09/15/2017	5,060	5,221
5.875% due 01/14/2038	13,200	12,262
6.375% due 11/15/2067	2,685	2,346
6.750% due 03/15/2032	9,900	10,123
6.875% due 01/10/2039	9,255	9,588
Genworth Global Funding Trusts
0.474% due 04/15/2014	100	85
GMAC LLC
6.750% due 12/01/2014	100	95
6.875% due 08/28/2012	100	98
8.000% due 11/01/2031	120	108
Goldman Sachs Capital II
5.793% due 12/29/2049	15,010	11,708
Goldman Sachs Group, Inc.
0.458% due 02/06/2012	3,600	3,575
0.551% due 06/28/2010	3,350	3,354
0.683% due 07/22/2015	10,000	8,893
0.701% due 03/22/2016	6,700	6,180
0.784% due 01/12/2015	2,800	2,676
4.500% due 06/15/2010	125	127
5.300% due 02/14/2012	200	212
5.350% due 01/15/2016	100	104
5.450% due 11/01/2012	50	54
5.500% due 11/15/2014	281	300
5.700% due 09/01/2012	800	861
5.750% due 10/01/2016	21,497	22,690
5.950% due 01/18/2018	17,600	18,615
6.150% due 04/01/2018	20,280	21,745
6.250% due 09/01/2017	27,100	29,107
6.450% due 05/01/2036	4,700	4,644
6.750% due 10/01/2037	18,350	18,922
7.500% due 02/15/2019	14,386	16,800
HBOS Capital Funding LP
6.071% due 06/29/2049	14,500	9,570
HBOS PLC
6.000% due 11/01/2033	1,265	958
6.750% due 05/21/2018	30,180	28,048
HSBC Bank USA N.A.
7.000% due 01/15/2039	5,600	6,294
HSBC Capital Funding LP
4.610% due 12/29/2049	17,790	15,230
HSBC Finance Corp.
0.334% due 03/12/2010	2,500	2,499
0.485% due 08/09/2011	18,200	17,856
0.552% due 04/24/2012	2,350	2,268
0.604% due 09/14/2012	1,500	1,444
0.686% due 06/01/2016	800	732
6.750% due 05/15/2011	130	137
HSBC Holdings PLC
6.500% due 05/02/2036	7,900	8,312
6.500% due 09/15/2037	9,100	9,539
7.625% due 05/17/2032	1,230	1,312
International Lease Finance Corp.
5.250% due 01/10/2013	5,000	4,081
5.350% due 03/01/2012	655	569
5.625% due 09/15/2010	160	158
5.750% due 06/15/2011	1,780	1,636
JPMorgan Chase & Co.
4.750% due 05/01/2013	135	143
5.125% due 09/15/2014	135	143
5.150% due 10/01/2015	200	207
5.750% due 01/02/2013	4,125	4,402
6.000% due 01/15/2018	6,245	6,724
6.300% due 04/23/2019	1,500	1,653
6.400% due 05/15/2038	17,585	19,424
7.900% due 04/29/2049	23,500	24,319
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016	11,250	10,272
5.875% due 06/13/2016	250	263
6.000% due 10/01/2017	32,000	34,315
JPMorgan Chase Capital XIII
1.201% due 09/30/2034	3,000	2,126
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	200	195
JPMorgan Chase Capital XX
6.550% due 09/15/2066	1,200	1,103
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039	300	303
LBG Capital No.1 PLC
7.875% due 11/01/2020	8,800	7,172
8.500% due 12/29/2049	23,000	17,089
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	6,772	1,354
4.375% due 11/30/2010 (a)	2,850	570
4.500% due 07/26/2010 (a)	140	28
5.250% due 02/06/2012 (a)	75	15
5.875% due 11/15/2017 (a)	8,150	1,630
6.875% due 05/02/2018 (a)	16,693	3,547
6.875% due 07/17/2037 (a)	2,100	1
7.020% due 05/12/2014 (a)	5,190	1,038
7.500% due 05/11/2038 (a)	10,000	3
Macquarie Group Ltd.
7.300% due 08/01/2014	16,500	17,845
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,000	2,051
MassMutual Global Funding II
3.625% due 07/16/2012	10,000	10,268
MBNA Capital B
1.081% due 02/01/2027	2,000	1,369
Merrill Lynch & Co., Inc.
0.485% due 06/05/2012	5,000	4,854
0.498% due 02/05/2010	100	100
5.450% due 02/05/2013	600	632
5.450% due 07/15/2014	2,775	2,903
5.700% due 05/02/2017	210	206
6.050% due 08/15/2012	20,100	21,545
6.400% due 08/28/2017	20,500	21,606
6.875% due 04/25/2018	28,030	30,249
MetLife of Connecticut Institutional Funding Ltd.
0.734% due 06/15/2011	1,300	1,268
MetLife, Inc.
5.000% due 11/24/2013	700	738
6.400% due 12/15/2066	30	27
6.750% due 06/01/2016	1,565	1,755
Metropolitan Life Global Funding I
0.312% due 05/17/2010	250	250
0.492% due 08/13/2012	2,250	2,210
1.001% due 06/25/2010	4,000	4,006
1.378% due 09/17/2012	3,500	3,519
5.125% due 04/10/2013	9,185	9,738
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,587
Morgan Stanley
0.323% due 01/15/2010	2,500	2,500
0.534% due 01/18/2011	3,200	3,186
0.584% due 01/09/2014	33,940	32,436
0.734% due 10/18/2016	13,250	12,294
0.764% due 10/15/2015	6,305	5,921
2.372% due 05/14/2010	735	740
4.750% due 04/01/2014	1,270	1,279
5.450% due 01/09/2017	5,000	5,061
5.550% due 04/27/2017	1,930	1,941
5.625% due 01/09/2012	4,512	4,764
5.750% due 10/18/2016	10,000	10,390
6.000% due 05/13/2014	13,885	14,943
6.000% due 04/28/2015	17,345	18,497
6.250% due 08/28/2017	4,800	5,017
6.600% due 04/01/2012	1,062	1,156
6.625% due 04/01/2018	54,080	58,563
7.300% due 05/13/2019	5,800	6,524
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	26,900	24,515
National Australia Bank Ltd.
5.350% due 06/12/2013	20,000	21,544
National City Bank
5.250% due 12/15/2016	10,000	9,965
National City Bank of Kentucky
6.300% due 02/15/2011	2,350	2,429
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	907
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	1,125	1,237
New York Life Global Funding
5.250% due 10/16/2012	500	537
Pacific Life Global Funding
5.150% due 04/15/2013	9,000	9,411
Pacific Life Insurance Co.
9.250% due 06/15/2039	2,000	2,316
Pricoa Global Funding I
0.381% due 01/30/2012	965	939
Rabobank Nederland NV
3.000% due 09/18/2012	800	820
11.000% due 06/29/2049	25,608	31,309
Regions Bank
7.500% due 05/15/2018	9,550	8,743
Regions Financial Corp.
0.421% due 06/26/2012	1,000	899
7.750% due 11/10/2014	500	494
Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,030
Royal Bank of Scotland Group PLC
0.454% due 08/29/2017	6,600	4,738
0.484% due 04/11/2016	40,000	29,934
6.990% due 10/29/2049	26,135	14,523
7.640% due 03/29/2049	600	324
9.118% due 03/31/2049	10,045	9,192
Santander Issuances S.A. Unipersonal
5.805% due 06/20/2016	600	558
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,900	1,710
Simon Property Group LP
6.750% due 05/15/2014	5,000	5,333
SLM Corp.
0.442% due 07/26/2010	200	196
0.454% due 03/15/2011	500	471
0.512% due 10/25/2011	2,100	1,967
0.582% due 01/27/2014	954	737
4.000% due 01/15/2010	110	110
4.500% due 07/26/2010	200	199
8.450% due 06/15/2018	6,280	6,206
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	9,609	8,303
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	17,550	18,273
Societe Generale
5.750% due 04/20/2016	35,735	36,262
Sovereign Bancorp, Inc.
0.479% due 03/23/2010	2,000	1,999
2.500% due 06/15/2012	5,010	5,118
State Street Capital Trust III
8.250% due 03/15/2042	3,131	3,209
State Street Capital Trust IV
1.254% due 06/01/2077	15,500	10,520
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,600	5,345
SunTrust Capital VIII
6.100% due 12/01/2066	118	82
Targeted Return Index Securities Trust
6.814% due 01/15/2012	495	523
Tiers Trust
8.125% due 09/15/2017	591	459
U.S. Bank N.A.
0.564% due 10/14/2014	45,815	42,493
UBS AG
1.198% due 05/05/2010	1,100	1,101
5.750% due 04/25/2018	54,100	55,165
5.875% due 12/20/2017	16,040	16,510
UBS Preferred Funding Trust V
6.243% due 05/29/2049	19,100	15,137
UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,482	27,279
USB Capital IX
6.189% due 10/29/2049	16,250	13,223
Wachovia Bank N.A.
0.584% due 03/15/2016	4,000	3,594
6.600% due 01/15/2038	250	265
Wachovia Capital Trust III
5.800% due 03/29/2049	34,340	26,613
Wachovia Capital Trust V
7.965% due 06/01/2027	5,000	4,752
Wachovia Corp.
0.406% due 03/01/2012	6,500	6,428
0.414% due 10/15/2011	200	198
0.471% due 08/01/2013	200	193
0.524% due 06/15/2017	15,071	13,474
5.500% due 05/01/2013	26,100	27,748
5.750% due 02/01/2018	745	779
Wachovia Mortgage FSB
0.351% due 03/22/2011	1,400	1,396
WEA Finance LLC
6.750% due 09/02/2019	6,900	7,422
Wells Fargo & Co.
4.950% due 10/16/2013	1,700	1,781
5.250% due 10/23/2012	160	171
5.625% due 12/11/2017	490	510
7.980% due 03/29/2049	22,800	22,971
Wells Fargo Bank N.A.
0.482% due 05/16/2016	10,700	9,489
4.750% due 02/09/2015	2,875	2,935
5.950% due 08/26/2036	500	490
Wells Fargo Capital X
5.950% due 12/15/2086	11,567	10,121
Wells Fargo Capital XIII
7.700% due 12/29/2049	29,005	28,280
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	6,100	6,261

		2,544,485

INDUSTRIALS 19.9%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	140	139
Altria Group, Inc.
9.250% due 08/06/2019	10,000	12,207
9.700% due 11/10/2018	3,000	3,714
9.950% due 11/10/2038	10,056	13,145
10.200% due 02/06/2039	29,000	38,797
Amgen, Inc.
5.700% due 02/01/2019	2,100	2,256
5.850% due 06/01/2017	150	164
6.375% due 06/01/2037	500	548
6.400% due 02/01/2039	9,250	10,185
Anadarko Petroleum Corp.
7.950% due 06/15/2039	5,000	6,205
Anheuser-Busch InBev Worldwide, Inc.
6.375% due 01/15/2040	3,400	3,558
Apache Corp.
5.625% due 01/15/2017	200	213
6.000% due 01/15/2037	2,600	2,776
ArcelorMittal
9.850% due 06/01/2019	840	1,088
AstraZeneca PLC
6.450% due 09/15/2037	3,300	3,729
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	3,350	3,281
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	25	29
BP AMI Leasing, Inc.
5.523% due 05/08/2019	850	898
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	1,960	2,089
8.125% due 04/15/2020	7,000	8,479
Canadian National Railway Co.
6.900% due 07/15/2028	1,200	1,388
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	3,700	3,959
6.500% due 02/15/2037	4,300	4,576
6.750% due 02/01/2039	6,600	7,320
Cenovus Energy, Inc.
6.750% due 11/15/2039	200	219
Cisco Systems, Inc.
5.500% due 01/15/2040	2,000	1,919
CODELCO, Inc.
7.500% due 01/15/2019	9,400	11,058
Colorado Interstate Gas Co.
6.800% due 11/15/2015	49	54
Comcast Cable Holdings LLC
9.800% due 02/01/2012	1,830	2,072
Comcast Corp.
5.875% due 02/15/2018	16,525	17,571
6.450% due 03/15/2037	2,300	2,379
6.500% due 01/15/2017	1,527	1,693
6.550% due 07/01/2039	600	631
6.950% due 08/15/2037	1,100	1,203
7.050% due 03/15/2033	5,000	5,475
Computer Sciences Corp.
6.500% due 03/15/2018	1,000	1,093
ConAgra Foods, Inc.
6.750% due 09/15/2011	1	1
Covidien International Finance S.A.
6.000% due 10/15/2017	1,500	1,624
6.550% due 10/15/2037	4,300	4,828
CSX Corp.
5.300% due 02/15/2014	400	424
CVS Caremark Corp.
0.556% due 06/01/2010	450	450
CVS Pass-Through Trust
6.943% due 01/10/2030	13,509	13,616
Daimler Finance North America LLC
5.750% due 09/08/2011	2,000	2,102
6.500% due 11/15/2013	140	154
8.000% due 06/15/2010	270	278
Darden Restaurants, Inc.
6.200% due 10/15/2017	2,000	2,152
Delta Air Lines, Inc.
6.619% due 09/18/2012	794	794
7.570% due 05/18/2012	500	507
8.021% due 02/10/2024	553	486
Dow Chemical Co.
5.900% due 02/15/2015	22,300	23,990
7.600% due 05/15/2014	9,500	10,820
8.550% due 05/15/2019	12,500	14,939
9.400% due 05/15/2039	5,174	6,861
El Paso Corp.
7.750% due 06/15/2010	13,533	13,709
7.800% due 08/01/2031	41,285	39,073
8.050% due 10/15/2030	9,200	8,723
El Paso Natural Gas Co.
8.375% due 06/15/2032	150	179
Eli Lilly & Co.
5.950% due 11/15/2037	4,000	4,229
Emerson Electric Co.
5.250% due 11/15/2039	3,000	2,893
Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	3,747
EnCana Corp.
5.900% due 12/01/2017	5,700	6,140
6.500% due 08/15/2034	1,200	1,290
6.500% due 02/01/2038	8,700	9,505
6.625% due 08/15/2037	8,000	8,709
Energy Transfer Partners LP
5.650% due 08/01/2012	9,060	9,635
5.950% due 02/01/2015	3,500	3,713
6.000% due 07/01/2013	4,000	4,280
6.125% due 02/15/2017	2,400	2,493
6.700% due 07/01/2018	500	536
7.500% due 07/01/2038	4,400	4,836
9.700% due 03/15/2019	363	449
Enterprise Products Operating LLC
4.600% due 08/01/2012	1,000	1,057
5.000% due 03/01/2015	900	926
6.300% due 09/15/2017	1,435	1,547
6.500% due 01/31/2019	10,000	10,806
EOG Resources, Inc.
5.875% due 09/15/2017	20,000	21,813
6.875% due 10/01/2018	210	242
Express Scripts, Inc.
5.250% due 06/15/2012	4,200	4,465
7.250% due 06/15/2019	1,700	1,935
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	30	33
Gaz Capital S.A.
6.212% due 11/22/2016	130	125
6.510% due 03/07/2022	150	138
8.146% due 04/11/2018	14,000	14,822
General Electric Co.
5.000% due 02/01/2013	325	344
5.250% due 12/06/2017	10,145	10,384
Hess Corp.
7.300% due 08/15/2031	2,133	2,431
7.875% due 10/01/2029	1,650	1,984
HJ Heinz Finance Co.
6.000% due 03/15/2012	1,400	1,503
7.125% due 08/01/2039	19,100	21,665
Hospira, Inc.
5.550% due 03/30/2012	100	107
International Business Machines Corp.
5.700% due 09/14/2017	100	110
Johnson Controls, Inc.
5.500% due 01/15/2016	2,000	2,037
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	1,900	1,996
5.625% due 02/15/2015	3,770	4,059
5.800% due 03/01/2021	8,600	8,889
5.950% due 02/15/2018	9,981	10,589
6.000% due 02/01/2017	2,230	2,345
6.500% due 02/01/2037	1,150	1,162
6.500% due 09/01/2039	19,900	20,121
6.850% due 02/15/2020	33,500	37,230
7.300% due 08/15/2033	5,500	6,016
Kraft Foods, Inc.
6.500% due 08/11/2017	6,400	6,955
6.875% due 02/01/2038	200	211
L-3 Communications Corp.
5.200% due 10/15/2019	500	495
Loews Corp.
5.250% due 03/15/2016	2,000	2,034
Merck & Co., Inc.
5.000% due 06/30/2019	900	937
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	14,000	14,339
Newmont Mining Corp.
5.875% due 04/01/2035	1,800	1,712
6.250% due 10/01/2039	3,100	3,114
Noble Energy, Inc.
8.250% due 03/01/2019	150	180
Nokia Corp.
6.625% due 05/15/2039	1,200	1,309
Northwest Pipeline GP
5.950% due 04/15/2017	990	1,033
Omnicom Group, Inc.
5.900% due 04/15/2016	3,800	4,053
ONEOK Partners LP
6.650% due 10/01/2036	525	537
6.850% due 10/15/2037	9,100	9,547
Pactiv Corp.
6.400% due 01/15/2018	500	527
Petrobras International Finance Co.
6.125% due 10/06/2016	80	86
Petro-Canada
6.050% due 05/15/2018	55	59
Pfizer, Inc.
6.200% due 03/15/2019	230	256
Philip Morris International, Inc.
6.375% due 05/16/2038	23,870	25,890
Plains All American Pipeline LP
6.125% due 01/15/2017	1,000	1,052
6.650% due 01/15/2037	100	102
Procter & Gamble Co.
3.500% due 02/15/2015	10,000	10,242
RadioShack Corp.
7.375% due 05/15/2011	1,900	1,966
Reynolds American, Inc.
0.954% due 06/15/2011	200	198
6.750% due 06/15/2017	10,700	11,097
7.250% due 06/15/2037	7,000	7,071
Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018	200	220
8.950% due 05/01/2014	2,500	2,998
9.000% due 05/01/2019	4,535	5,749
Roche Holdings, Inc.
6.000% due 03/01/2019	2,525	2,780
Rockies Express Pipeline LLC
6.250% due 07/15/2013	330	361
6.850% due 07/15/2018	6,455	7,146
7.500% due 07/15/2038	1,000	1,141
Rohm and Haas Co.
6.000% due 09/15/2017	10,500	10,852
RR Donnelley & Sons Co.
6.125% due 01/15/2017	3,000	2,970
11.250% due 02/01/2019	4,000	4,999
Statoil ASA
6.500% due 12/01/2028	2,000	2,217
Suncor Energy, Inc.
6.850% due 06/01/2039	2,100	2,321
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	2,132	2,181
7.156% due 12/15/2011	546	569
Target Corp.
7.000% due 01/15/2038	8,900	10,419
TCI Communications, Inc.
8.750% due 08/01/2015	127	151
Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	235	262
7.625% due 04/01/2037	70	79
Time Warner Cable, Inc.
5.850% due 05/01/2017	11,500	12,101
6.550% due 05/01/2037	9,400	9,609
6.750% due 07/01/2018	1,890	2,080
6.750% due 06/15/2039	1,200	1,261
8.250% due 04/01/2019	640	764
8.750% due 02/14/2019	1,418	1,731
TransCanada Pipelines Ltd.
5.850% due 03/15/2036	485	490
6.350% due 05/15/2067	500	470
6.500% due 08/15/2018	935	1,045
7.125% due 01/15/2019	3,282	3,844
7.625% due 01/15/2039	24,300	30,027
Transocean, Inc.
6.800% due 03/15/2038	2,000	2,244
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	754	230
United Airlines, Inc.
8.390% due 01/21/2011 (a)	1,584	3
10.020% due 03/22/2014 (a)	627	176
10.125% due 03/22/2015 (a)	1,648	503
UnitedHealth Group, Inc.
4.875% due 02/15/2013	140	147
5.800% due 03/15/2036	5,000	4,495
Universal Health Services, Inc.
7.125% due 06/30/2016	500	533
Vale Overseas Ltd.
6.875% due 11/21/2036	241	241
Vivendi
6.625% due 04/04/2018	11,175	12,131
Wal-Mart Stores, Inc.
5.800% due 02/15/2018	4,500	5,002
6.200% due 04/15/2038	1,300	1,439
Weyerhaeuser Co.
6.750% due 03/15/2012	2,450	2,597
7.375% due 03/15/2032	7,800	7,414
Williams Cos., Inc.
8.125% due 03/15/2012	10,000	10,985
8.750% due 01/15/2020	135	161
Wyeth
5.500% due 03/15/2013	2,500	2,720
5.950% due 04/01/2037	1,300	1,360
XTO Energy, Inc.
5.500% due 06/15/2018	5,000	5,342
5.650% due 04/01/2016	800	875
6.100% due 04/01/2036	5,000	5,417
6.250% due 04/15/2013	2,640	2,910
6.250% due 08/01/2017	940	1,066
6.500% due 12/15/2018	8,890	10,176
6.750% due 08/01/2037	300	355
Yum! Brands, Inc.
6.875% due 11/15/2037	5,700	6,179

		885,696

UTILITIES 17.6%
AEP Texas Central Co.
6.650% due 02/15/2033	300	312
Alabama Power Co.
5.500% due 10/15/2017	300	320
Appalachian Power Co.
5.650% due 08/15/2012	5,110	5,472
5.800% due 10/01/2035	9,279	8,785
AT&T Corp.
7.300% due 11/15/2011	1,527	1,682
8.000% due 11/15/2031	27,300	33,415
AT&T, Inc.
5.600% due 05/15/2018	4,300	4,514
5.800% due 02/15/2019	6,300	6,728
6.150% due 09/15/2034	20,000	19,832
6.300% due 01/15/2038	2,400	2,446
6.550% due 02/15/2039	1,200	1,269
6.700% due 11/15/2013	1,037	1,171
BellSouth Corp.
6.550% due 06/15/2034	13,960	14,363
British Telecommunications PLC
5.950% due 01/15/2018	543	553
9.125% due 12/15/2010	4,615	4,945
9.625% due 12/15/2030	3,300	4,216
Bruce Mansfield Unit
6.850% due 06/01/2034	1,686	1,594
BVPS II Funding Corp.
8.890% due 06/01/2017	1,330	1,446
Carolina Power & Light Co.
5.300% due 01/15/2019	8,020	8,390
6.300% due 04/01/2038	3,600	3,903
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	2,400	2,575
6.650% due 04/01/2019	4,800	5,449
6.750% due 04/01/2038	9,500	10,867
Consumers Energy Co.
4.000% due 05/15/2010	55	56
5.500% due 08/15/2016	1,730	1,819
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	10,000	10,696
8.500% due 06/15/2010	1,500	1,550
8.750% due 06/15/2030	20,912	26,967
9.250% due 06/01/2032	20,000	26,685
Dominion Resources, Inc.
1.303% due 06/17/2010	6,025	6,052
5.200% due 01/15/2016	3,000	3,020
5.600% due 11/15/2016	1,800	1,871
5.700% due 09/17/2012	830	897
6.000% due 11/30/2017	500	538
Duke Energy Carolinas LLC
5.625% due 11/30/2012	175	191
6.050% due 04/15/2038	1,500	1,603
Duke Energy Corp.
6.250% due 06/15/2018	300	321
6.300% due 02/01/2014	3,500	3,852
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,084
EDF S.A.
6.500% due 01/26/2019	9,300	10,459
6.950% due 01/26/2039	13,048	15,484
Enel Finance International S.A.
5.125% due 10/07/2019	4,000	4,032
6.000% due 10/07/2039	3,600	3,632
6.250% due 09/15/2017	32,000	35,237
6.800% due 09/15/2037	15,150	16,806
Energy East Corp.
6.750% due 07/15/2036	1,300	1,435
Entergy Arkansas, Inc.
5.400% due 05/01/2018	8,884	8,769
Entergy Gulf States Louisiana LLC
6.000% due 05/01/2018	1,000	1,049
Entergy Gulf States, Inc.
5.250% due 08/01/2015	276	273
6.180% due 03/01/2035	4,965	4,790
Entergy Louisiana LLC
6.500% due 09/01/2018	360	389
Entergy Texas, Inc.
7.125% due 02/01/2019	3,981	4,420
FirstEnergy Corp.
7.375% due 11/15/2031	288	313
FirstEnergy Solutions Corp.
6.050% due 08/15/2021	5,000	5,054
6.800% due 08/15/2039	300	304
Florida Power Corp.
6.400% due 06/15/2038	9,300	10,188
France Telecom S.A.
7.750% due 03/01/2011	300	322
8.500% due 03/01/2031	1,000	1,335
GG1C Funding Corp.
5.129% due 01/15/2014	1,790	1,779
Indiana Michigan Power Co.
7.000% due 03/15/2019	10,175	11,366
Jersey Central Power & Light Co.
7.350% due 02/01/2019	6,000	6,822
Kentucky Power Co.
6.000% due 09/15/2017	18,600	19,154
Metropolitan Edison Co.
7.700% due 01/15/2019	155	178
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	240	262
5.950% due 05/15/2037	1,000	1,005
6.125% due 04/01/2036	1,105	1,135
Nevada Power Co.
7.125% due 03/15/2019	5,000	5,592
NGPL PipeCo. LLC
6.514% due 12/15/2012	14,190	15,433
7.119% due 12/15/2017	20,380	22,523
7.768% due 12/15/2037	4,000	4,623
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,179
Ohio Power Co.
6.000% due 06/01/2016	45	48
6.375% due 07/15/2033	12,100	11,896
Oncor Electric Delivery Co.
7.000% due 05/01/2032	1,000	1,109
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	8,766
Pacific Gas & Electric Co.
6.050% due 03/01/2034	10,150	10,631
PacifiCorp
5.650% due 07/15/2018	971	1,045
6.000% due 01/15/2039	1,000	1,055
PNPP II Funding Corp.
9.120% due 05/30/2016	1,118	1,246
Progress Energy, Inc.
7.100% due 03/01/2011	21	22
7.750% due 03/01/2031	6,850	8,077
PSEG Power LLC
5.320% due 09/15/2016	20,000	20,606
8.625% due 04/15/2031	6,400	8,296
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,318
Public Service Electric & Gas Co.
5.300% due 05/01/2018	4,800	5,047
Qwest Corp.
6.875% due 09/15/2033	9,880	8,744
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,300	1,382
Telecom Italia Capital S.A.
4.000% due 01/15/2010	2,641	2,643
4.950% due 09/30/2014	9,100	9,442
5.250% due 10/01/2015	5,475	5,731
6.175% due 06/18/2014	5,000	5,425
6.375% due 11/15/2033	1,410	1,394
7.175% due 06/18/2019	25,570	28,557
7.721% due 06/04/2038	14,492	16,737
Telefonica Emisiones SAU
4.949% due 01/15/2015	19,300	20,654
Union Electric Co.
8.450% due 03/15/2039	845	1,119
Utility Contract Funding LLC
7.944% due 10/01/2016	455	461
Verizon Communications, Inc.
5.250% due 04/15/2013	995	1,073
6.100% due 04/15/2018	350	381
6.250% due 04/01/2037	10,000	10,175
6.350% due 04/01/2019	2,680	2,962
6.900% due 04/15/2038	11,000	12,232
8.750% due 11/01/2018	20,650	25,834
8.950% due 03/01/2039	16,392	22,249
Verizon Global Funding Corp.
7.375% due 09/01/2012	325	367
Verizon Wireless Capital LLC
2.869% due 05/20/2011	9,100	9,413
3.750% due 05/20/2011	2,000	2,063
7.375% due 11/15/2013	1,201	1,381
8.500% due 11/15/2018	313	389
Virginia Electric and Power Co.
5.000% due 06/30/2019	7,500	7,660
5.100% due 11/30/2012	1,250	1,351
5.400% due 04/30/2018	35,500	37,272
5.950% due 09/15/2017	10,000	10,853
6.350% due 11/30/2037	4,400	4,819
Vodafone Group PLC
5.450% due 06/10/2019	655	680

		782,396

Total Corporate Bonds & Notes (Cost $4,053,304)		4,212,577

CONVERTIBLE BONDS & NOTES 0.0%
Amgen, Inc.
0.125% due 02/01/2011	600	596
Transocean, Inc.
1.500% due 12/15/2037	820	795
U.S. Bancorp
0.000% due 09/20/2036	80	76

Total Convertible Bonds & Notes (Cost $1,413)		1,467

MUNICIPAL BONDS & NOTES 0.3%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	5,362
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	3,500	3,499
Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	5,000	4,623
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	795	891
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	620	692
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	725	730

Total Municipal Bonds & Notes (Cost $16,320)		15,797

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
0.141% due 02/01/2011 (d)	16	16
0.189% due 05/04/2011 (d)	599	600
0.327% due 03/09/2011 (d)	2,809	2,815
0.350% due 04/01/2011 (d)	1,150	1,152
Ginnie Mae
8.500% due 07/15/2030 - 08/15/2030	50	58

Total U.S. Government Agencies (Cost $4,635)		4,641

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Notes
1.000% due 07/31/2011 (d)	1,149	1,151
1.000% due 08/31/2011 (d)(f)	5,000	5,004
1.000% due 09/30/2011 (d)	819	819
3.125% due 10/31/2016	83,290	82,269

Total U.S. Treasury Obligations (Cost $90,510)		89,243

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.363% due 01/15/2046	8,600	8,236

Total Mortgage-Backed Securities (Cost $8,734)		8,236

ASSET-BACKED SECURITIES 0.0%
Denver Arena Trust
6.940% due 11/15/2019	1,317	1,166
MASTR Asset-Backed Securities Trust
0.311% due 05/25/2037	138	124

Total Asset-Backed Securities (Cost $1,349)		1,290

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
8.250% due 01/20/2034	1,500	1,924
8.750% due 02/04/2025	3,500	4,550
Mexico Government International Bond
5.950% due 03/19/2019	13,200	14,025
6.050% due 01/11/2040	16,400	15,847
Societe Financement de l’Economie Francaise
0.484% due 07/16/2012	10,700	10,767

Total Sovereign Issues (Cost $46,397)		47,113

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Lehman Brothers Holdings, Inc.
7.875% due 05/08/2018 (a) GBP	16,500	4,830

Total Foreign Currency-Denominated Issues (Cost $2,501)		4,830

	SHARES
COMMON STOCKS 0.0%
CIT Group, Inc.	69,096	1,908

Total Common Stocks (Cost $2,249)		1,908

CONVERTIBLE PREFERRED SECURITIES 0.5%
American International Group, Inc.
8.500% due 08/01/2011	86,000	974
Wells Fargo & Co.
7.500% due 12/31/2049	22,000	20,196

Total Convertible Preferred Securities (Cost $22,372)		21,170

PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
3.750% due 12/31/2049	200,000	4,386
Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	1

Total Preferred Stocks (Cost $5,231)		4,387

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS 0.1%
BNP Paribas Bank
0.000% due 01/04/2010	$3,200	3,200
(Dated 12/31/2009. Collateralized by U.S. Treasury Bonds 5.500% due 08/15/2028 valued at $3,253. Repurchase proceeds are $3,200.)
State Street Bank and Trust Co.
0.005% due 01/04/2010	1,865	1,865
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $1,905. Repurchase proceeds are $1,865.)

		5,065

U.S. CASH MANAGEMENT BILLS 0.0%
0.215% due 04/01/2010 (d)	958	958

U.S. TREASURY BILLS 0.1%
0.198% due 02/25/2010 - 04/08/2010 (b)(d)	3,880	3,879

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.4%
	1,575,784	15,777

Total Short-Term Instruments (Cost $25,679)		25,679

Total Investment 99.6% (Cost $4,280,694)		$4,438,338
Other Assets and Liabilities (Net) 0.4%		16,999

Net Assets 100.0%		$4,455,337

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Portfolio.

(d) Securities with an aggregate market value of $7,794 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $10,331 at a weighted average interest rate of 0.676%. On December 31, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $4,053 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	2,500	$(9,258)

(g) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RBS	(0.810%)	12/20/2015	0.608%	$2,500	$(29)	$0	$(29)
Bank of America Corp.	MLP	(0.170%)	12/20/2016	1.037%	5,000	264	0	264
Burlington Northern Santa Fe Corp.	BOA	(0.500%)	06/20/2017	0.482%	1,000	(1)	19	(20)
CNA Financial Corp.	BCLY	(0.285%)	09/20/2011	1.935%	2,000	55	0	55
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	2.434%	2,000	171	0	171
Computer Sciences Corp.	MSC	(1.248%)	03/20/2018	0.604%	1,000	(47)	(11)	(36)
Countrywide Financial Corp.	JPM	(0.710%)	06/20/2016	1.575%	4,000	196	0	196
CSX Corp.	BNP	(1.000%)	03/20/2014	0.379%	400	(10)	5	(15)
CVS Caremark Corp.	CSFB	(0.250%)	09/20/2011	0.265%	1,600	0	0	0
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	0.426%	2,000	(4)	0	(4)
Darden Restaurants, Inc.	DUB	(2.250%)	12/20/2017	1.092%	2,000	(159)	0	(159)
Dominion Resources, Inc.	BOA	(0.455%)	03/20/2016	0.432%	3,000	(4)	0	(4)
Dow Chemical Co.	CITI	(1.000%)	06/20/2019	1.403%	2,500	76	225	(149)
H.J. Heinz Finance Co.	RBS	(0.380%)	03/20/2012	0.291%	3,100	(7)	0	(7)
International Lease Finance Corp.	GSC	(0.200%)	03/20/2013	9.090%	5,000	1,098	0	1,098
Johnson Controls, Inc.	JPM	(0.500%)	03/20/2016	1.056%	2,000	62	0	62
JPMorgan Chase & Co.	DUB	(1.500%)	12/20/2018	0.507%	7,300	(560)	0	(560)
Loews Corp.	JPM	(0.280%)	03/20/2016	0.679%	2,000	45	0	45
Marsh & McLennan Cos., Inc.	MSC	(0.590%)	09/20/2010	0.237%	2,000	(6)	0	(6)
Merrill Lynch & Co., Inc.	UBS	(2.300%)	06/20/2018	1.097%	1,300	(112)	0	(112)
Morgan Stanley	RBS	(0.275%)	12/20/2015	1.119%	2,000	90	0	90
Morgan Stanley	RBS	(0.320%)	12/20/2016	1.135%	4,000	197	0	197
Omnicom Group, Inc.	MSC	(0.390%)	06/20/2016	0.674%	3,800	63	0	63
Pactiv Corp.	JPM	(0.800%)	03/20/2018	0.992%	500	7	27	(20)
RadioShack Corp.	BOA	(1.290%)	06/20/2011	0.691%	1,900	(18)	0	(18)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	2.015%	4,000	(434)	0	(434)
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	1.835%	3,000	(263)	0	(263)
UBS AG	BCLY	(2.260%)	03/20/2014	0.707%	11,340	(717)	0	(717)
UBS AG	BCLY	(2.280%)	03/20/2014	0.707%	20,000	(1,281)	0	(1,281)
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	0.571%	500	(6)	33	(39)
Wyeth	MSC	(0.150%)	03/20/2013	0.111%	2,500	(3)	0	(3)

						$(1,337)	$298	$(1,635)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abu Dhabi	CSFB	1.000%	03/20/2011	1.152%	$1,000	$(2)	$(1)	$(1)
American Electric Power Co., Inc.	MSC	0.410%	09/20/2011	0.242%	2,000	6	0	6
American Express Co.	JPM	2.750%	03/20/2014	0.804%	400	32	0	32
American Express Co.	RBS	2.050%	03/20/2013	0.714%	4,800	204	0	204
American International Group, Inc.	BCLY	1.150%	06/20/2013	5.717%	7,100	(962)	0	(962)
American International Group, Inc.	DUB	1.920%	03/20/2013	5.684%	7,000	(732)	0	(732)
American International Group, Inc.	DUB	1.430%	06/20/2013	5.717%	25,000	(3,178)	0	(3,178)
American International Group, Inc.	JPM	0.350%	06/20/2010	4.666%	2,000	(40)	0	(40)
American International Group, Inc.	RBS	1.200%	06/20/2013	5.717%	1,700	(228)	0	(228)
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.630%	4,000	20	19	1
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.630%	8,000	39	37	2
Citigroup, Inc.	BCLY	0.290%	09/20/2012	1.274%	20,000	(517)	0	(517)
Citigroup, Inc.	JPM	0.290%	09/20/2012	1.274%	20,000	(517)	0	(517)
Citigroup, Inc.	MSC	1.500%	06/20/2013	1.388%	1,500	6	0	6
Ford Motor Credit Co. LLC	UBS	3.760%	09/20/2010	2.862%	1,600	13	0	13
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	1.542%	4,200	(108)	0	(108)
General Electric Capital Corp.	BCLY	1.450%	03/20/2013	1.562%	4,500	(13)	0	(13)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.572%	25,000	(227)	0	(227)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	1.590%	13,000	1,397	0	1,397
General Electric Capital Corp.	BNP	1.500%	03/20/2013	1.562%	25,000	(32)	0	(32)
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.468%	100	9	2	7
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.572%	200	36	0	36
General Electric Capital Corp.	CITI	1.310%	03/20/2013	1.562%	12,000	(86)	0	(86)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.542%	5,430	(71)	0	(71)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	1.590%	24,500	2,971	0	2,971
General Electric Capital Corp.	MSC	0.160%	06/20/2011	1.334%	10,000	(171)	0	(171)
General Electric Capital Corp.	WAC	0.160%	06/20/2011	1.334%	10,000	(171)	0	(171)
Goldman Sachs Group, Inc.	RBS	1.600%	03/20/2013	0.760%	4,600	124	0	124
Goldman Sachs Group, Inc.	UBS	0.900%	09/20/2012	0.728%	10,000	49	0	49
JPMorgan Chase & Co.	RBS	1.050%	03/20/2013	0.349%	4,500	101	0	101
Mexico Government International Bond	BCLY	0.900%	09/20/2010	0.560%	10,000	51	0	51
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.653%	2,500	10	(3)	13
Morgan Stanley	GSC	4.100%	06/20/2012	0.903%	30,000	2,372	0	2,372
Morgan Stanley	GSC	0.900%	09/20/2012	0.920%	4,400	(1)	0	(1)
Morgan Stanley	RBS	2.000%	03/20/2013	0.946%	4,700	158	0	158
Ohio Edison Co.	WAC	0.470%	03/20/2010	0.816%	10,000	(6)	0	(6)
SLM Corp.	BNP	2.870%	12/20/2012	4.612%	5,000	(224)	0	(224)
SLM Corp.	BOA	5.000%	12/20/2010	3.754%	400	6	(41)	47
SLM Corp.	BOA	2.950%	03/20/2013	4.675%	4,300	(204)	0	(204)
SLM Corp.	CITI	5.000%	09/20/2011	4.133%	2,000	32	(90)	122
SLM Corp.	DUB	2.900%	12/20/2012	4.612%	2,000	(88)	0	(88)
SLM Corp.	DUB	5.000%	03/20/2014	5.055%	10,000	0	(900)	900

						$58	$(977)	$1,035

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	$69,440	$(556)	$113	$(669)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	84,816	(680)	141	(821)

					$(1,236)	$254	$(1,490)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/16/2029	RBS	$4,300	$(262)	$(226)	$(36)

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$4,195,488	$17,089	$4,212,577
Other Investments+++	43,242	182,519	0	225,761

Investments, at value	$43,242	$4,378,007	$17,089	$4,438,338
Financial Derivative Instruments++++	$(9,258)	$(2,126)	$0	$(11,384)

Total	$33,984	$4,375,881	$17,089	$4,426,954

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009
Corporate Bonds & Notes	$0	$17,044	$0	$0	$45	$0	$17,089	$45

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long Duration Corporate Bond Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 85.7%
BANKING & FINANCE 28.3%
Abbey National PLC
7.950% due 10/26/2029		$1,800	$2,020
Allstate Corp.
6.500% due 05/15/2067		7,425	6,460
American Express Co.
8.150% due 03/19/2038		23,944	30,052
American International Group, Inc.
5.600% due 10/18/2016		1,500	1,243
5.850% due 01/16/2018		2,524	2,074
6.250% due 05/01/2036		5,105	3,801
8.250% due 08/15/2018		2,700	2,539
Anadarko Finance Co.
7.500% due 05/01/2031		11,024	12,402
Bank of America Corp.
5.650% due 05/01/2018		900	916
7.625% due 06/01/2019		9,200	10,661
Bank of America N.A.
6.000% due 10/15/2036		1,100	1,066
Bank One Corp.
8.000% due 04/29/2027		3,600	4,366
Barclays Bank PLC
5.000% due 09/22/2016		4,800	4,912
6.050% due 12/04/2017		4,000	4,077
7.434% due 09/29/2049		4,000	3,700
10.179% due 06/12/2021		6,940	8,974
Barrick International Bank Corp.
6.350% due 10/15/2036		1,300	1,325
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	1,930
6.400% due 10/02/2017		1,675	1,829
7.250% due 02/01/2018		800	920
BNP Paribas
5.186% due 06/29/2049		4,600	3,793
7.195% due 06/29/2049		800	744
Cantor Fitzgerald LP
7.875% due 10/15/2019		1,000	980
Capital One Bank USA N.A.
8.800% due 07/15/2019		2,800	3,314
Capital One Capital V
10.250% due 08/15/2039		1,000	1,166
Capital One Capital VI
8.875% due 05/15/2040		12,000	12,870
Chubb Corp.
6.375% due 03/29/2067		1,000	940
CIT Group, Inc.
7.000% due 05/01/2013		180	170
7.000% due 05/01/2014		271	252
7.000% due 05/01/2015		271	243
7.000% due 05/01/2016		451	399
7.000% due 05/01/2017		631	551
Citigroup Capital XXI
8.300% due 12/21/2077		5,000	4,837
Citigroup, Inc.
0.812% due 08/25/2036		1,000	565
5.850% due 12/11/2034		8,500	7,522
5.875% due 05/29/2037		1,527	1,350
6.875% due 03/05/2038		11,360	11,373
8.125% due 07/15/2039		38,750	43,867
8.500% due 05/22/2019		6,900	7,981
Countrywide Capital III
8.050% due 06/15/2027		2,480	2,330
Credit Agricole S.A.
6.637% due 05/29/2049		5,000	4,125
8.375% due 10/29/2049		8,000	8,507
8.375% due 12/31/2049		550	585
General Electric Capital Corp.
0.441% due 10/06/2015		600	554
0.658% due 05/05/2026		2,300	1,949
5.875% due 01/14/2038		40,613	37,727
6.150% due 08/07/2037		885	838
6.750% due 03/15/2032		5,000	5,113
6.875% due 01/10/2039		24,219	25,090
Goldman Sachs Group, Inc.
5.950% due 01/15/2027		210	202
6.125% due 02/15/2033		7,400	7,454
6.150% due 04/01/2018		4,700	5,040
6.450% due 05/01/2036		4,000	3,952
6.750% due 10/01/2037		37,150	38,307
7.500% due 02/15/2019		14,100	16,466
HBOS PLC
6.000% due 11/01/2033		3,500	2,650
6.750% due 05/21/2018		19,123	17,772
HSBC Bank USA N.A.
7.000% due 01/15/2039		8,600	9,666
HSBC Capital Funding LP
4.610% due 12/29/2049		4,000	3,424
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		4,000	3,320
HSBC Holdings PLC
6.500% due 09/15/2037		1,600	1,677
6.800% due 06/01/2038		12,000	13,066
JPMorgan Chase & Co.
6.300% due 04/23/2019		11,000	12,122
6.400% due 05/15/2038		13,244	14,629
7.900% due 04/29/2049		25,337	26,220
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016		5,400	4,931
JPMorgan Chase Capital XIII
1.201% due 09/30/2034		2,000	1,417
JPMorgan Chase Capital XX
6.550% due 09/15/2066		500	460
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,500	2,301
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		1,099	1,095
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		200	202
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		2,000	2,460
Merrill Lynch & Co., Inc.
5.700% due 05/02/2017		400	393
6.400% due 08/28/2017		1,400	1,476
6.875% due 04/25/2018		9,500	10,252
6.875% due 11/15/2018		2,500	2,685
7.750% due 05/14/2038		12,400	13,666
MetLife Capital Trust X
9.250% due 04/08/2038		12,000	13,680
MetLife, Inc.
6.375% due 06/15/2034		250	268
Morgan Stanley
5.625% due 09/23/2019		3,500	3,532
6.625% due 04/01/2018		6,100	6,606
7.250% due 04/01/2032		6,400	7,301
7.300% due 05/13/2019		4,700	5,287
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		3,150	3,778
New York Life Insurance Co.
6.750% due 11/15/2039		6,750	6,925
Pacific Life Insurance Co.
9.250% due 06/15/2039		13,430	15,551
Prudential Financial, Inc.
6.625% due 12/01/2037		3,000	3,085
Rabobank Capital Funding Trust
5.254% due 12/29/2049		500	415
Rabobank Nederland NV
11.000% due 06/29/2049		14,025	17,148
Regions Bank
6.450% due 06/26/2037		19,395	14,366
7.500% due 05/15/2018		5,500	5,035
Regions Financial Corp.
7.375% due 12/10/2037		2,000	1,641
Royal Bank of Scotland Group PLC
4.875% due 08/25/2014		5,000	5,074
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		1,700	1,719
7.125% due 01/14/2014		2,000	2,126
7.750% due 05/29/2018		5,500	6,029
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		12,850	11,567
SLM Corp.
8.450% due 06/15/2018		500	494
Societe Generale
5.922% due 04/29/2049		4,000	3,037
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		13,700	14,208
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		3,000	3,036
8.700% due 08/07/2018		13,000	15,248
UBS AG
5.750% due 04/25/2018		22,725	23,172
5.875% due 12/20/2017		4,600	4,735
Wachovia Bank N.A.
5.850% due 02/01/2037		5,901	5,664
6.600% due 01/15/2038		6,302	6,673
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,689
Wells Fargo & Co.
5.375% due 02/07/2035		4,900	4,549
5.625% due 12/11/2017		200	208
Wells Fargo Bank N.A.
5.950% due 08/26/2036		1,000	979
Wells Fargo Capital X
5.950% due 12/15/2086		2,100	1,838
Wells Fargo Capital XIII
7.700% due 12/29/2049		22,400	21,840
White Nights Finance BV for Gazprom
10.500% due 03/08/2014		3,900	4,445

			756,255

INDUSTRIALS 37.9%
Altria Group, Inc.
9.950% due 11/10/2038		7,270	9,503
10.200% due 02/06/2039		20,700	27,693
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		13,585	15,011
Amgen, Inc.
6.375% due 06/01/2037		650	712
6.400% due 02/01/2039		4,700	5,175
Anadarko Petroleum Corp.
6.450% due 09/15/2036		3,700	3,877
7.000% due 11/15/2027		1,000	1,005
7.950% due 06/15/2039		10,000	12,410
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037		75	80
Anheuser-Busch InBev Worldwide, Inc.
6.375% due 01/15/2040		2,000	2,093
8.000% due 11/15/2039		1,000	1,249
8.200% due 01/15/2039		27,022	34,278
Apache Corp.
6.000% due 01/15/2037		500	534
ArcelorMittal
7.000% due 10/15/2039		14,200	14,999
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039		11,250	11,017
Barrick Gold Finance Co.
5.800% due 11/15/2034		4,455	4,272
Barrick North America Finance LLC
7.500% due 09/15/2038		6,200	7,142
Boston Scientific Corp.
7.375% due 01/15/2040		10,000	10,778
Burlington Northern Santa Fe Corp.
7.290% due 06/01/2036		800	917
7.950% due 08/15/2030		600	743
Cameron International Corp.
7.000% due 07/15/2038		5,765	6,125
Canadian Natural Resources Ltd.
6.250% due 03/15/2038		10,300	10,696
6.500% due 02/15/2037		250	266
6.750% due 02/01/2039		13,500	14,972
Caterpillar, Inc.
8.250% due 12/15/2038		100	134
Cenovus Energy, Inc.
6.750% due 11/15/2039		19,900	21,765
Cisco Systems, Inc.
5.500% due 01/15/2040		10,000	9,596
Colorado Interstate Gas Co.
6.850% due 06/15/2037		8,700	8,971
Comcast Corp.
6.400% due 05/15/2038		4,246	4,384
6.450% due 03/15/2037		7,300	7,551
6.550% due 07/01/2039		32,160	33,828
6.950% due 08/15/2037		2,800	3,061
ConocoPhillips
6.500% due 02/01/2039		8,000	8,909
Continental Airlines, Inc.
7.250% due 11/10/2019		3,900	3,968
Cox Communications, Inc.
6.450% due 12/01/2036		1,026	1,030
8.375% due 03/01/2039		15,200	18,986
CSX Corp.
7.450% due 04/01/2038		4,560	5,408
CVS Caremark Corp.
6.125% due 09/15/2039		5,000	4,972
CVS Pass-Through Trust
7.507% due 01/10/2032		12,000	12,605
Daimler Finance North America LLC
6.500% due 11/15/2013		100	110
8.500% due 01/18/2031		1,000	1,232
Delta Air Lines, Inc.
7.750% due 12/17/2019		10,000	10,200
Devon Energy Corp.
7.950% due 04/15/2032		11,900	15,172
Devon Financing Corp. ULC
7.875% due 09/30/2031		7,047	8,855
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039		11,000	10,745
Dow Chemical Co.
8.550% due 05/15/2019		5,000	5,976
9.400% due 05/15/2039		23,559	31,242
El Paso Natural Gas Co.
8.375% due 06/15/2032		7,400	8,825
EnCana Corp.
6.500% due 02/01/2038		11,400	12,455
6.625% due 08/15/2037		10,000	10,886
Energy Transfer Partners LP
5.950% due 02/01/2015		800	849
6.625% due 10/15/2036		7,000	7,008
7.500% due 07/01/2038		9,100	10,002
Enterprise Products Operating LLC
6.125% due 10/15/2039		5,000	4,847
EOG Resources, Inc.
5.625% due 06/01/2019		2,019	2,149
Gaz Capital S.A.
7.288% due 08/16/2037		9,800	9,114
8.625% due 04/28/2034		1,000	1,102
9.250% due 04/23/2019		3,000	3,360
Gazprom International S.A.
7.201% due 02/01/2020		1,462	1,514
Gerdau Holdings, Inc.
7.000% due 01/20/2020		9,800	10,118
GTL Trade Finance, Inc.
7.250% due 10/20/2017		9,500	9,999
Hess Corp.
6.000% due 01/15/2040		3,500	3,478
HJ Heinz Finance Co.
7.125% due 08/01/2039		14,900	16,901
Hutchison Whampoa International 09/19 Ltd.
5.750% due 09/11/2019		2,750	2,798
Kerr-McGee Corp.
7.875% due 09/15/2031		3,000	3,509
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		4,742	4,407
6.500% due 02/01/2037		6,219	6,286
6.500% due 09/01/2039		15,700	15,875
6.950% due 01/15/2038		12,650	13,525
7.400% due 03/15/2031		500	548
Kroger Co.
6.900% due 04/15/2038		5,000	5,583
7.500% due 04/01/2031		150	175
Meccanica Holdings USA
6.250% due 01/15/2040		4,300	4,320
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		5,700	5,857
Newmont Mining Corp.
6.250% due 10/01/2039		20,800	20,895
Nokia Corp.
6.625% due 05/15/2039		2,700	2,945
Norfolk Southern Corp.
7.250% due 02/15/2031		1,800	2,099
Northwest Airlines, Inc.
1.019% due 05/20/2014		9,508	7,987
Northwest Pipeline GP
6.050% due 06/15/2018		725	768
Pemex Project Funding Master Trust
6.625% due 06/15/2035		9,500	9,057
Petrobras International Finance Co.
6.875% due 01/20/2040		1,000	1,033
7.875% due 03/15/2019		20,100	23,272
Petro-Canada
5.950% due 05/15/2035		5,000	4,950
Petroleos Mexicanos
8.000% due 05/03/2019		12,200	14,182
Pfizer, Inc.
7.200% due 03/15/2039		17,800	21,825
Philip Morris International, Inc.
6.375% due 05/16/2038		1,085	1,177
Plains All American Pipeline LP
6.650% due 01/15/2037		3,200	3,275
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		1,110	1,266
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	6,807
9.000% due 05/01/2019		12,936	16,399
Roche Holdings, Inc.
7.000% due 03/01/2039		4,300	5,220
Rockies Express Pipeline LLC
7.500% due 07/15/2038		2,000	2,282
Suncor Energy, Inc.
6.500% due 06/15/2038		5,000	5,271
Target Corp.
6.500% due 10/15/2037		1,200	1,320
7.000% due 01/15/2038		13,650	15,979
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		5,500	5,890
7.625% due 04/01/2037		1,000	1,128
8.000% due 02/01/2016		400	461
8.375% due 06/15/2032		865	1,032
Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036		5,000	5,181
Time Warner Cable, Inc.
6.550% due 05/01/2037		1,900	1,942
6.750% due 06/15/2039		32,510	34,159
7.300% due 07/01/2038		6,700	7,451
Time Warner, Inc.
7.700% due 05/01/2032		21,000	24,732
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		820	869
7.250% due 08/15/2038		2,000	2,366
7.625% due 01/15/2039		3,500	4,325
Transocean, Inc.
6.800% due 03/15/2038		16,450	18,456
United Airlines, Inc.
9.750% due 01/15/2017		10,300	10,506
UnitedHealth Group, Inc.
6.625% due 11/15/2037		2,600	2,613
Vale Overseas Ltd.
6.875% due 11/21/2036		9,550	9,566
8.250% due 01/17/2034		1,300	1,496
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		7,100	7,857
6.500% due 08/15/2037		15,236	17,398
Weyerhaeuser Co.
7.375% due 10/01/2019		13,000	13,609
7.375% due 03/15/2032		24,376	23,171
Williams Cos., Inc.
7.500% due 01/15/2031		9,860	10,665
7.875% due 09/01/2021		2,000	2,299
8.750% due 01/15/2020		1,900	2,271
8.750% due 03/15/2032		6,500	7,799
XTO Energy, Inc.
6.100% due 04/01/2036		4,130	4,475
6.375% due 06/15/2038		10,300	11,596
6.750% due 08/01/2037		9,200	10,873

			1,011,932

UTILITIES 19.5%
AEP Texas Central Co.
6.650% due 02/15/2033		500	520
Appalachian Power Co.
6.375% due 04/01/2036		4,350	4,410
6.700% due 08/15/2037		1,000	1,063
7.000% due 04/01/2038		1,800	1,986
AT&T Corp.
8.000% due 11/15/2031		52,150	63,831
AT&T, Inc.
6.300% due 01/15/2038		16,695	17,014
6.400% due 05/15/2038		3,400	3,506
6.500% due 09/01/2037		9,272	9,642
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		11,000	11,976
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036		7,000	6,542
Consolidated Edison Co. of New York, Inc.
5.500% due 12/01/2039		2,900	2,831
6.300% due 08/15/2037		4,000	4,322
6.750% due 04/01/2038		9,350	10,696
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		26,100	33,657
Dominion Resources, Inc.
5.950% due 06/15/2035		5,000	4,989
EDF S.A.
6.950% due 01/26/2039		17,400	20,649
Enel Finance International S.A.
6.000% due 10/07/2039		4,000	4,035
6.800% due 09/15/2037		10,400	11,537
Entergy Arkansas, Inc.
5.660% due 02/01/2025		4,000	3,944
Entergy Louisiana LLC
5.400% due 11/01/2024		3,300	3,227
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		23,500	23,811
France Telecom S.A.
8.500% due 03/01/2031		10,400	13,879
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	5,268
Jersey Central Power & Light Co.
6.150% due 06/01/2037		1,200	1,182
7.350% due 02/01/2019		200	227
Koninklijke KPN NV
8.375% due 10/01/2030		15,590	19,587
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037		1,500	1,507
6.125% due 04/01/2036		10,725	11,021
6.500% due 09/15/2037		19,500	21,040
NGPL PipeCo. LLC
6.514% due 12/15/2012		200	217
7.768% due 12/15/2037		29,340	33,910
Ohio Edison Co.
8.250% due 10/15/2038		1,000	1,279
Ohio Power Co.
6.375% due 07/15/2033		1,500	1,475
Oncor Electric Delivery Co.
7.250% due 01/15/2033		3,400	3,873
Pacific Gas & Electric Co.
6.050% due 03/01/2034		5,000	5,237
6.250% due 03/01/2039		8,900	9,570
6.350% due 02/15/2038		1,000	1,088
PSEG Power LLC
8.625% due 04/15/2031		5,800	7,518
Public Service Co. of Oklahoma
6.625% due 11/15/2037		5,450	5,743
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		2,000	2,020
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		2,000	2,097
5.838% due 09/30/2027		11,000	11,011
6.332% due 09/30/2027		8,800	8,914
Southern California Edison Co.
6.650% due 04/01/2029		600	661
Southern Power Co.
6.375% due 11/15/2036		3,500	3,459
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	1,996
Telecom Italia Capital S.A.
0.761% due 02/01/2011		2,300	2,291
7.175% due 06/18/2019		2,040	2,278
7.200% due 07/18/2036		5,000	5,456
7.721% due 06/04/2038		10,350	11,954
Telefonica Emisiones SAU
7.045% due 06/20/2036		2,650	3,036
Verizon Communications, Inc.
6.400% due 02/15/2038		5,500	5,769
6.900% due 04/15/2038		7,021	7,807
7.350% due 04/01/2039		11,074	12,889
8.950% due 03/01/2039		12,335	16,742
Verizon Global Funding Corp.
7.750% due 06/15/2032		1,165	1,372
Virginia Electric and Power Co.
8.875% due 11/15/2038		14,129	20,008
Vodafone Group PLC
6.150% due 02/27/2037		9,600	10,034
6.250% due 11/30/2032		2,400	2,500

			520,103

Total Corporate Bonds & Notes (Cost $2,206,556)			2,288,290

MUNICIPAL BONDS & NOTES 3.5%
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049		6,100	5,833
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039		10,000	9,429
7.500% due 04/01/2034		3,885	3,775
7.550% due 04/01/2039		1,295	1,256
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038		7,000	7,080
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046		4,000	4,031
Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039		4,800	4,874
Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035		2,800	2,868
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034		3,800	3,871
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039		5,000	4,818
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039		500	514
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040		3,130	3,508
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039		2,000	1,941
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039		3,000	3,077
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049		7,000	7,278
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.053% due 02/15/2043		7,500	7,033
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039		3,000	3,054
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039		2,000	2,008
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049		6,600	6,421
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031		3,500	3,507
University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.573% due 05/01/2039		7,000	6,948

Total Municipal Bonds & Notes (Cost $93,949)			93,124

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
0.141% due 02/01/2011 (c)		179	179
0.189% due 05/04/2011 (c)		68	68
0.208% due 08/05/2011 (c)		40	40

Total U.S. Government Agencies (Cost $287)			287

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Bonds
3.500% due 02/15/2039		291	238
4.250% due 05/15/2039		2,426	2,277
4.375% due 11/15/2039 (e)		3,400	3,256
U.S. Treasury Notes
1.000% due 07/31/2011 (e)		3,040	3,046
1.000% due 08/31/2011		489	489
1.000% due 09/30/2011 (e)		6,453	6,453
2.750% due 11/30/2016		4,300	4,141
3.125% due 10/31/2016		5,700	5,630
3.375% due 11/15/2019 (e)		5,850	5,629

Total U.S. Treasury Obligations (Cost $32,052)			31,159

SOVEREIGN ISSUES 2.4%
Brazil Government International Bond
7.125% due 01/20/2037		2,300	2,651
8.250% due 01/20/2034		14,750	18,917
8.750% due 02/04/2025		1,000	1,300
Export-Import Bank of Korea
8.125% due 01/21/2014		2,000	2,324
Korea Development Bank
8.000% due 01/23/2014		2,000	2,307
Mexico Government International Bond
5.950% due 03/19/2019		5,000	5,312
6.050% due 01/11/2040		720	695
6.750% due 09/27/2034		7,500	7,950
7.500% due 04/08/2033		11,600	13,369
8.300% due 08/15/2031		700	869
Qatar Government International Bond
6.400% due 01/20/2040		9,000	9,090

Total Sovereign Issues (Cost $64,153)			64,784

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	5,000	5,532
Barclays Bank PLC
14.000% due 11/29/2049		800	1,660
Brazil Government International Bond
10.250% due 01/10/2028	BRL	24,500	14,143
Merrill Lynch & Co., Inc.
1.264% due 09/14/2018	EUR	7,730	8,937
Morgan Stanley
1.048% due 03/01/2013		700	956
1.143% due 04/13/2016		450	581
Pemex Project Funding Master Trust
5.500% due 02/24/2025		1,200	1,550
SLM Corp.
1.044% due 06/17/2013		3,800	4,494

Total Foreign Currency-Denominated Issues (Cost $35,982)			37,853

		SHARES
COMMON STOCKS 0.0%
CIT Group, Inc.		15,525	429

Total Common Stocks (Cost $319)			429

CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011		10,500	119

Total Convertible Preferred Securities (Cost $93)			119

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS 0.3%
Barclays Capital, Inc.
0.000% due 01/04/2010		$2,000	2,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $2,056. Repurchase proceeds are $2,000.)
JPMorgan Chase Bank N.A.
-0.020% due 01/04/2010		5,000	5,000
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $5,113. Repurchase proceeds are $5,000.)
State Street Bank and Trust Co.
0.005% due 01/04/2010		473	473
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $485. Repurchase proceeds are $473.)

			7,473

U.S. TREASURY BILLS 0.0%
0.133% due 03/11/2010 - 03/18/2010 (a)(c)		1,310	1,310

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 4.0%
		10,680,017	106,928

Total Short-Term Instruments (Cost $115,715)			115,711

Total Investments 98.5% (Cost $2,549,106)			$2,631,756
Written Options (g) (0.2%) (Premiums $3,918)			(4,066)
Other Assets and Liabilities (Net) 1.7%			43,751

Net Assets 100.0%			$2,671,441

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Affiliated to the Portfolio.

(c) Securities with an aggregate market value of $1,597 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(d) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $4,242 at a weighted average interest rate of 0.446%. On December 31, 2009, there were no open reverse repurchase agreements.

(e) Securities with an aggregate market value of $10,875 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	144	$20
90-Day Eurodollar June Futures	Long	06/2010	585	773
90-Day Eurodollar March Futures	Long	03/2011	882	(28)
Euro-Bund 10-Year Bond March Futures	Long	03/2010	484	(1,309)
U.S. Treasury 30-Year Bond March Futures	Long	03/2010	2,090	(12,915)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	42	37
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	53	(22)

				$(13,444)

(f) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2011	5.431%	$5,000	$(30)	$(138)	$108
Bank of America Corp.	CITI	1.000%	12/20/2010	0.515%	11,000	56	17	39
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.584%	11,300	79	41	38
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.187%	2,800	(23)	(25)	2
China Government International Bond	JPM	0.820%	12/20/2014	0.681%	12,000	87	0	87
China Government International Bond	RBS	0.750%	12/20/2014	0.681%	4,000	15	0	15
Citigroup, Inc.	GSC	1.000%	12/20/2010	1.015%	7,850	2	(41)	43
General Electric Capital Corp.	CITI	1.000%	09/20/2019	1.671%	1,000	(50)	(102)	52
General Electric Capital Corp.	RBS	1.000%	09/20/2010	0.679%	7,500	21	(85)	106
Korea Government Bond	CSFB	0.930%	12/20/2014	0.798%	1,000	7	0	7
Korea Government Bond	DUB	0.920%	12/20/2014	0.798%	2,200	13	0	13
Korea Government Bond	JPM	0.710%	12/20/2010	0.495%	7,500	18	0	18
Korea Government Bond	JPM	0.770%	12/20/2010	0.495%	4,000	12	0	12
Korea Government Bond	JPM	0.930%	12/20/2014	0.798%	800	5	0	5
MetLife, Inc.	DUB	1.000%	12/20/2014	1.580%	15,000	(388)	(840)	452
MetLife, Inc.	DUB	5.000%	09/20/2019	1.801%	1,100	266	134	132
MetLife, Inc.	MSC	1.000%	12/20/2010	0.687%	5,000	17	(40)	57
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.653%	1,600	6	4	2
Mexico Government International Bond	DUB	1.000%	12/20/2014	1.301%	2,500	(34)	(49)	15
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.653%	6,300	24	16	8
Mexico Government International Bond	JPM	0.840%	09/20/2010	0.560%	7,000	32	0	32
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.653%	3,000	11	(4)	15
Morgan Stanley	UBS	1.000%	12/20/2010	0.718%	6,000	19	15	4
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	0.746%	800	95	0	95
Prudential Financial, Inc.	MSC	1.000%	12/20/2010	0.603%	4,000	17	(29)	46
Russia Government International Bond	DUB	1.012%	09/20/2010	0.682%	5,000	27	0	27
Russia Government International Bond	MSC	1.000%	12/20/2014	1.849%	1,500	(57)	(56)	(1)
SLM Corp.	BOA	5.000%	12/20/2010	3.754%	1,300	18	(133)	151
SLM Corp.	BOA	5.000%	06/20/2011	4.035%	3,000	47	(142)	189
SLM Corp.	BOA	5.000%	12/20/2012	4.539%	2,000	28	(110)	138
SLM Corp.	BOA	5.000%	09/20/2014	5.138%	1,900	(7)	(295)	288
SLM Corp.	CITI	5.000%	09/20/2011	4.133%	1,000	16	(45)	61
SLM Corp.	MSC	5.000%	09/20/2011	4.133%	5,000	81	(400)	481
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.765%	2,600	29	19	10
Wells Fargo & Co.	BNP	1.000%	12/20/2010	0.554%	9,400	45	27	18

						$504	$(2,261)	$2,765

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	$19,146	$(154)	$31	$(185)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	23,510	(188)	39	(227)

					$(342)	$70	$(412)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	18,000	$(58)	$0	$(58)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		33,200	6	50	(44)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		35,000	(33)	(5)	(28)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		35,000	(32)	(8)	(24)
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		9,400	50	0	50
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	DUB	AUD	156,100	994	488	506
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	GSC		500	4	1	3
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	RBC		99,100	632	337	295
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	125,000	61	18	43
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MSC		96,900	47	81	(34)

							$1,671	$962	$709

(g) Written options outstanding on December 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$119.000	01/22/2010	26	$4	$0
Call - CBOT U.S. Treasury 10-Year Note March Futures	119.000	02/19/2010	45	10	5
Call - CBOT U.S. Treasury 10-Year Note March Futures	120.000	02/19/2010	953	266	36
Put - CBOT U.S. Treasury 10-Year Note February Futures	116.000	01/22/2010	26	15	32
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/19/2010	940	363	1,004

				$658	$1,077

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	$23,900	$215	$8
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	23,900	129	395
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	8,000	104	15
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	8,000	64	152
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	3,000	27	8
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	15,200	61	5
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	15,200	88	251
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	6,000	85	11
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	12,700	100	241
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	10,700	135	19
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	18,400	150	349
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	10,100	116	18
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	10,100	97	191
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,600	108	43
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	10,000	101	56
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.800%	02/17/2010	19,000	108	2
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	29,400	298	9
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	02/17/2010	21,600	103	357
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	20,000	166	20
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	20,000	86	220
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	10,700	134	19
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	18,700	156	355
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	27,000	210	70
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	42,300	327	125
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	9,000	92	50

							$3,260	$2,989

(h) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	340	01/2010	BCLY	$1	$0	$1
Sell		369	01/2010	CSFB	6	0	6
Sell		196	01/2010	RBS	1	0	1
Sell	EUR	1,000	01/2010	CITI	2	0	2
Buy		829	01/2010	GSC	0	(6)	(6)
Sell		3,536	01/2010	HSBC	267	0	267
Sell		298	02/2010	RBS	15	0	15
Sell		7,937	03/2010	GSC	152	0	152
Sell	GBP	5,107	01/2010	RBS	101	0	101
Buy	MXN	640	04/2010	DUB	0	0	0
Buy		523	04/2010	GSC	1	0	1
Buy		1,049	04/2010	HSBC	0	0	0
Sell		1,146	04/2010	JPM	0	0	0

					$546	$(6)	$540

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$2,288,290	$0	$2,288,290
Other Investments+++	107,476	235,990	0	343,466

Investments, at value	$107,476	$2,524,280	$0	$2,631,756
Financial Derivative Instruments++++	$(13,444)	$(464)	$0	$(13,908)

Total	$94,032	$2,523,816	$0	$2,617,848

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Mortgage Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.2%
American International Group, Inc.
5.600% due 10/18/2016	$3,600	$2,983
8.250% due 08/15/2018	7,500	7,052
CVS Pass-Through Trust
6.036% due 12/10/2028	1,856	1,761
Suffield CLO Ltd.
1.059% due 09/26/2014	1,728	1,690

Total Corporate Bonds & Notes (Cost $11,322)		13,486

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	553

Total Municipal Bonds & Notes (Cost $1,180)		553

U.S. GOVERNMENT AGENCIES 149.4%
Fannie Mae
0.000% due 08/25/2022 (b)	13	11
0.291% due 12/25/2036 - 07/25/2037	9,828	9,081
0.371% due 04/25/2035	2,729	2,597
0.381% due 10/25/2035	11,165	10,327
0.431% due 03/25/2035 - 10/27/2037	91,583	87,127
0.451% due 07/25/2032 - 09/26/2033	502	450
0.481% due 06/25/2044	26	26
0.491% due 06/25/2032	7	6
0.511% due 10/25/2033	2	2
0.531% due 12/25/2028	50	49
0.591% due 02/25/2033	79	72
0.631% due 02/25/2028 - 06/25/2032	2,570	2,525
0.632% due 04/18/2028	117	116
0.682% due 10/18/2030	110	109
0.731% due 06/25/2030 - 07/25/2034	4,902	4,788
0.750% due 09/18/2027	256	254
0.800% due 06/25/2018	4	4
0.831% due 05/25/2036	6,212	6,176
0.881% due 09/25/2023	113	113
0.900% due 06/25/2022	1	1
1.131% due 04/25/2032	95	95
1.150% due 04/25/2021	2	2
1.350% due 05/25/2023	72	72
1.550% due 11/25/2021	38	37
1.828% due 10/01/2044	829	805
1.832% due 08/01/2042 - 10/01/2044	7,233	7,137
2.032% due 10/01/2030 - 12/01/2040	870	868
2.346% due 03/01/2035	886	902
2.480% due 04/01/2030	8	8
2.520% due 07/01/2017 - 11/01/2017	9	9
2.522% due 10/01/2016 - 10/01/2031	212	215
2.553% due 11/01/2035	2,993	3,011
2.649% due 08/01/2029	73	76
2.660% due 03/01/2017 - 02/01/2018	20	20
2.662% due 11/01/2019 - 10/01/2023	46	46
2.666% due 09/01/2017	272	282
2.717% due 02/01/2021	72	73
2.733% due 07/01/2027	38	38
2.823% due 11/01/2035	123	125
2.825% due 11/01/2026	113	116
2.860% due 12/01/2029	4	4
2.875% due 07/01/2017 - 08/01/2023	21	22
2.930% due 08/01/2024	4	4
2.995% due 07/01/2024	4	4
2.998% due 11/01/2017	16	16
3.015% due 05/01/2029	18	18
3.026% due 11/01/2031	57	58
3.027% due 07/01/2032	76	77
3.039% due 02/01/2017	208	217
3.045% due 06/01/2019	6	6
3.112% due 04/01/2022	66	66
3.123% due 05/01/2036	627	655
3.125% due 04/01/2019 - 06/01/2026	72	73
3.128% due 06/01/2035	117	121
3.131% due 11/01/2025	167	172
3.145% due 09/01/2028	4	4
3.155% due 09/01/2035	5,871	5,982
3.159% due 12/01/2017	154	161
3.164% due 06/01/2032	329	341
3.177% due 02/01/2027	91	94
3.182% due 10/01/2028	85	87
3.188% due 05/01/2019	193	197
3.195% due 03/01/2018	8	8
3.205% due 04/01/2030	55	56
3.222% due 07/01/2035	477	487
3.223% due 11/01/2017	5	5
3.224% due 05/01/2026	30	31
3.254% due 10/01/2035	563	577
3.255% due 02/01/2029	2	2
3.257% due 04/01/2030	19	19
3.277% due 09/01/2030	24	25
3.297% due 09/01/2031	45	46
3.352% due 02/01/2015 - 05/01/2027	215	220
3.372% due 03/01/2024	34	35
3.375% due 04/01/2033	121	124
3.395% due 05/01/2036	3,536	3,606
3.427% due 08/01/2029	70	72
3.454% due 09/01/2027	4	4
3.455% due 09/01/2023	70	73
3.499% due 07/01/2034	562	580
3.500% due 03/01/2026 - 07/01/2026	61	62
3.546% due 08/01/2026	33	34
3.609% due 11/01/2025	78	80
3.645% due 07/01/2030	28	28
3.731% due 05/01/2036	34	35
3.755% due 06/01/2029	18	19
3.812% due 04/01/2035	177	184
3.855% due 05/25/2035	971	964
3.875% due 06/01/2017	5	5
3.922% due 05/01/2036	24	25
3.970% due 02/01/2024	121	124
3.975% due 12/01/2031 - 05/01/2036	90	93
4.000% due 03/01/2023 - 01/01/2040	531,451	522,600
4.091% due 03/01/2025	24	24
4.097% due 01/01/2026	23	24
4.125% due 06/01/2017	46	47
4.167% due 03/01/2035	651	671
4.172% due 02/01/2026	12	12
4.334% due 11/01/2028	745	766
4.340% due 02/01/2035	366	376
4.369% due 08/01/2028	263	271
4.375% due 01/01/2035	705	731
4.395% due 11/01/2028 - 09/01/2030	471	485
4.436% due 02/01/2028	300	309
4.439% due 02/01/2032	1,361	1,401
4.469% due 02/01/2035	2,173	2,215
4.500% due 05/01/2013 - 01/01/2040	878,892	889,229
4.500% due 08/01/2039 - 11/01/2039 (g)	745,344	744,956
4.515% due 12/01/2027	31	32
4.518% due 05/01/2030	85	87
4.523% due 01/01/2028	17	17
4.541% due 06/01/2035	11,899	12,222
4.579% due 07/01/2035	977	1,017
4.584% due 04/01/2032	8	8
4.613% due 02/01/2031	575	593
4.628% due 08/01/2035	653	680
4.724% due 09/01/2034	167	173
4.739% due 03/01/2035	333	347
4.750% due 12/01/2023	74	75
4.763% due 01/01/2029	22	23
4.787% due 01/01/2030	61	62
4.820% due 06/01/2023	30	30
4.826% due 09/01/2035	325	342
4.844% due 02/01/2034	592	608
4.849% due 12/01/2035	268	274
4.865% due 11/01/2035	3,868	4,114
4.875% due 05/01/2019	12	12
4.936% due 05/01/2035	762	792
4.983% due 07/01/2024	12	12
4.995% due 01/01/2024	8	8
5.000% due 06/01/2013 - 01/01/2040	2,047,109	2,107,653
5.019% due 09/01/2034	993	1,038
5.023% due 05/01/2035	1,449	1,532
5.041% due 12/01/2030	607	628
5.056% due 06/01/2030	108	110
5.145% due 06/01/2029	28	29
5.159% due 10/01/2035	494	514
5.248% due 09/01/2035	1,489	1,534
5.340% due 11/01/2035	744	784
5.363% due 02/01/2031	262	266
5.380% due 02/01/2030	557	567
5.489% due 02/01/2031	206	210
5.500% due 04/01/2011 - 01/01/2040	1,755,512	1,843,399
5.500% due 07/01/2034 - 06/01/2038 (g)	294,706	309,641
5.514% due 09/01/2020	21	22
5.577% due 02/01/2036	693	731
5.700% due 08/01/2018	300	329
5.730% due 10/01/2016	39	39
5.800% due 11/01/2011	1,778	1,878
5.815% due 11/01/2024	3	3
5.950% due 02/25/2044	40	43
5.953% due 02/01/2025	139	144
6.000% due 01/01/2011 - 01/01/2040	1,572,613	1,670,560
6.099% due 02/01/2026	47	47
6.250% due 12/25/2013	666	707
6.290% due 02/25/2029	1,500	1,656
6.300% due 06/25/2031 - 10/17/2038	5,282	5,725
6.305% due 04/01/2020	101	102
6.350% due 06/25/2020	1,332	1,339
6.390% due 05/25/2036	776	830
6.410% due 08/01/2016	916	987
6.450% due 09/01/2016	3,361	3,529
6.500% due 10/01/2011 - 01/01/2040	287,703	308,721
6.589% due 10/25/2031	39	38
6.703% due 08/01/2028	1,345	1,486
6.850% due 12/18/2027	1,404	1,538
6.875% due 02/01/2018	99	99
6.988% due 01/01/2030	322	345
7.000% due 11/01/2010 - 06/01/2037	3,277	3,597
7.163% due 03/01/2030	347	353
7.491% due 08/01/2014	6	6
7.500% due 12/01/2012 - 07/25/2041	3,030	3,380
7.730% due 01/01/2025	934	1,056
7.800% due 10/25/2022 - 06/25/2026	202	216
8.000% due 06/01/2015 - 08/01/2030	52	57
8.025% due 05/01/2030	28	29
8.200% due 04/25/2025	159	159
8.500% due 08/01/2011 - 11/01/2017	130	143
8.581% due 06/25/2032	210	223
8.750% due 11/25/2019 - 06/25/2021	175	193
9.000% due 03/01/2010 - 11/01/2025	130	148
9.000% due 05/25/2022 - 06/25/2022 (a)	51	11
9.500% due 11/25/2020 - 04/01/2025	379	436
15.500% due 10/01/2012	0	1
510.000% due 09/25/2019 (a)	0	3
839.670% due 08/25/2020 (a)	0	1
Farmer Mac
6.773% due 01/25/2013	1,791	1,751
8.342% due 04/25/2030	832	804
Federal Home Loan Bank
7.400% due 02/01/2021	260	259
Federal Housing Administration
6.875% due 12/01/2016	231	228
6.896% due 07/01/2020	294	292
7.430% due 07/01/2018 - 07/01/2024	4,414	4,409
Freddie Mac
0.141% due 02/01/2011 (e)	1,456	1,455
0.189% due 05/04/2011 (e)	219	219
0.264% due 01/14/2011 (e)	1,680	1,681
0.327% due 03/09/2011 (e)	143	143
0.350% due 04/01/2011 (e)	93	93
0.383% due 07/15/2019 - 10/15/2020	4,100	4,044
0.433% due 03/15/2031 - 09/15/2035	1,834	1,822
0.463% due 02/15/2019	9,280	9,288
0.471% due 07/25/2031	68	64
0.481% due 05/25/2031	313	213
0.511% due 09/25/2031	360	348
0.533% due 05/15/2036	227	225
0.583% due 12/15/2029 - 12/15/2030	3,745	3,734
0.633% due 03/15/2017 - 06/15/2018	3,581	3,537
0.683% due 11/15/2030 - 12/15/2031	141	140
0.700% due 03/15/2024 - 09/15/2026	530	526
0.733% due 02/15/2028 - 03/15/2032	176	175
0.750% due 05/15/2023	1	1
0.783% due 03/15/2032	7	7
1.183% due 04/15/2031	6,024	6,042
1.433% due 07/15/2027	1,953	1,954
2.032% due 07/25/2044	23,137	22,054
2.500% due 03/01/2017	11	11
2.522% due 05/01/2017 - 09/01/2018	213	211
2.598% due 12/01/2032	127	131
2.703% due 07/01/2030	278	275
2.750% due 02/01/2017	3	3
2.777% due 03/01/2032	86	88
2.797% due 10/01/2023	920	936
2.825% due 09/01/2027	21	21
2.912% due 08/01/2018	75	74
2.928% due 10/01/2027	27	26
2.946% due 12/01/2026	18	19
2.960% due 04/01/2025	35	36
3.000% due 01/01/2028	152	154
3.065% due 11/01/2031	3	4
3.089% due 08/01/2029	49	50
3.113% due 09/01/2026	302	310
3.125% due 04/01/2018	19	20
3.133% due 06/01/2024	32	33
3.148% due 11/01/2027	140	140
3.165% due 10/01/2035	779	801
3.198% due 07/01/2019	89	88
3.200% due 09/01/2027	46	47
3.219% due 07/01/2028	438	449
3.227% due 06/01/2022	5	5
3.231% due 08/01/2031	15	16
3.250% due 01/01/2017 - 08/01/2031	9	9
3.285% due 07/01/2029	35	36
3.302% due 04/01/2031	7	7
3.308% due 10/01/2024	106	110
3.325% due 05/01/2019	13	14
3.327% due 07/01/2027	70	72
3.330% due 02/01/2029	307	314
3.339% due 11/01/2029	1,687	1,733
3.375% due 12/01/2018	3	3
3.389% due 07/01/2030	21	22
3.396% due 08/15/2032	1,245	1,252
3.408% due 03/01/2033	292	299
3.415% due 08/01/2030	11	11
3.421% due 02/01/2031	18	19
3.429% due 04/01/2029	58	59
3.465% due 02/01/2027	42	43
3.474% due 06/01/2028	93	96
3.479% due 06/01/2022	44	45
3.490% due 12/01/2029	274	284
3.500% due 12/15/2022 - 07/15/2032	156	158
3.539% due 05/01/2032	61	63
3.590% due 05/01/2032	648	673
3.645% due 11/01/2034	609	633
3.658% due 03/01/2027	14	14
3.677% due 11/01/2027	198	204
3.695% due 09/01/2028	40	40
3.749% due 02/01/2029 - 05/01/2032	577	590
3.788% due 08/01/2027	15	16
3.838% due 10/01/2036	891	925
3.973% due 10/01/2018	3	4
4.000% due 01/01/2040	30,000	28,936
4.005% due 10/01/2027	47	48
4.006% due 09/01/2024	30	30
4.010% due 02/01/2027	439	453
4.015% due 10/01/2023	79	82
4.077% due 07/01/2024	90	92
4.225% due 05/01/2032	18	19
4.250% due 03/01/2033	98	101
4.344% due 11/01/2027	11	11
4.485% due 10/01/2024	105	107
4.500% due 08/15/2016 - 01/01/2040	708,866	707,446
4.562% due 10/01/2024	138	142
4.575% due 06/01/2030	5	5
4.625% due 04/01/2019	20	20
5.000% due 01/15/2010 - 01/01/2040	193,327	198,425
5.020% due 03/01/2035	477	500
5.025% due 08/01/2035	1,410	1,481
5.125% due 09/01/2018	12	12
5.191% due 05/01/2037	3,652	3,813
5.443% due 12/01/2035	4,965	5,200
5.445% due 03/01/2029	130	135
5.500% due 05/15/2016 - 01/01/2040	243,000	255,191
5.500% due 06/01/2036 (f)(g)	97,628	102,718
5.500% due 07/01/2037 (g)	81,101	85,063
6.000% due 03/01/2017 - 01/01/2040	600,396	636,936
6.250% due 12/15/2028	1,296	1,399
6.500% due 10/15/2013 (a)	8	0
6.500% due 08/01/2016 - 10/25/2043	112,546	120,640
7.000% due 11/15/2020 - 12/01/2032	1,348	1,441
7.000% due 10/25/2023 (a)	52	9
7.500% due 11/01/2010 - 01/15/2030	368	391
7.500% due 08/15/2029 (a)	24	5
7.645% due 05/01/2025	1,231	1,351
8.000% due 11/01/2013 - 09/01/2030	74	82
8.500% due 02/01/2010 - 08/01/2027	298	330
9.000% due 12/15/2020 - 02/15/2021	291	296
9.050% due 06/15/2019	54	59
9.500% due 12/15/2020 - 06/01/2021	293	296
9.500% due 11/01/2021 (a)	27	7
Ginnie Mae
0.333% due 04/20/2036	39,247	38,730
0.432% due 05/16/2030 - 02/16/2032	698	691
0.532% due 12/16/2026 - 01/16/2031	1,214	1,206
0.583% due 06/20/2032	328	326
0.632% due 06/16/2031 - 03/16/2032	948	945
0.682% due 10/16/2030	37	36
0.732% due 02/16/2030 - 04/16/2032	740	742
0.782% due 12/16/2025	503	502
0.832% due 02/16/2030	85	85
0.882% due 02/16/2030	74	74
1.183% due 03/20/2031	3,431	3,435
1.233% due 02/20/2031	2,139	1,986
1.478% due 01/20/2059	1,147	1,147
1.503% due 10/20/2058	993	951
3.625% due 08/20/2017 - 07/20/2035	34,626	35,167
3.750% due 02/20/2032	478	490
3.875% due 11/20/2031	1,606	1,640
4.000% due 10/20/2028 - 02/01/2040	191,415	184,877
4.125% due 10/20/2018 - 01/20/2030	5,991	6,128
4.250% due 01/20/2028 - 03/20/2030	710	732
4.375% due 04/20/2017 - 04/20/2033	26,270	27,077
4.500% due 03/20/2016 - 02/01/2040	434,562	434,298
4.625% due 11/20/2020	2	2
4.875% due 04/20/2019	23	23
5.000% due 01/20/2034 - 01/01/2040	362,619	373,003
5.500% due 01/01/2040	12,000	12,572
6.000% due 04/15/2011 - 01/01/2040	178,029	188,325
6.250% due 03/16/2029	2,788	3,014
6.500% due 10/15/2023 - 01/01/2040	187,610	199,751
7.000% due 09/15/2012 - 02/16/2029	1,137	1,229
7.021% due 03/16/2041	5,811	6,448
7.270% due 12/15/2040	1,709	1,714
7.500% due 02/15/2017 - 11/15/2031	1,714	1,881
7.750% due 10/15/2025	19	22
8.000% due 08/15/2011 - 09/20/2031	5,055	5,448
8.500% due 06/15/2027 - 03/20/2031	1,161	1,345
9.000% due 04/15/2020 - 08/20/2030	86	99
9.500% due 12/15/2021	49	56
Small Business Administration
5.370% due 04/01/2028	12,042	12,778
5.490% due 05/01/2028	15,058	16,060
5.870% due 05/01/2026 - 07/01/2028	11,781	12,732
6.344% due 08/01/2011	100	105
6.640% due 02/01/2011	132	138
7.190% due 12/01/2019	194	211
7.220% due 11/01/2020	646	705
7.449% due 08/01/2010	233	240
8.017% due 02/10/2010	39	39
Vendee Mortgage Trust
6.500% due 03/15/2029	1,903	2,026
6.810% due 01/15/2030	631	674

Total U.S. Government Agencies (Cost $12,245,029)		12,430,614

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
1.000% due 07/31/2011 (e)	8,322	8,337
1.000% due 09/30/2011 (e)	1,487	1,487
1.125% due 06/30/2011 (e)	873	877
3.625% due 08/15/2019 (f)	120,200	118,209

Total U.S. Treasury Obligations (Cost $131,660)		128,910

MORTGAGE-BACKED SECURITIES 16.2%
Adjustable Rate Mortgage Trust
5.162% due 09/25/2035	2,905	2,089
5.401% due 01/25/2036	2,601	2,163
American Home Mortgage Assets
0.421% due 09/25/2046	10,572	5,118
0.421% due 10/25/2046	3,458	1,759
0.521% due 08/25/2037	12,942	953
1.244% due 02/25/2047	11,369	5,312
American Home Mortgage Investment Trust
0.471% due 05/25/2047	3,823	830
2.231% due 02/25/2045	3,133	2,491
2.698% due 10/25/2034	6,246	4,670
5.660% due 09/25/2045	6,004	4,741
Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047	10,000	9,412
Banc of America Funding Corp.
0.523% due 05/20/2035	2,028	1,123
3.267% due 05/25/2035	1,210	1,139
5.321% due 11/20/2035	3,599	2,437
5.753% due 10/25/2036	4,573	2,706
5.837% due 01/25/2037	3,700	1,917
Banc of America Mortgage Securities, Inc.
0.681% due 01/25/2034	273	256
3.733% due 06/20/2031	394	324
3.994% due 07/25/2033	350	321
4.088% due 07/25/2034	22	20
4.158% due 06/25/2034	489	488
4.581% due 07/20/2032	71	39
5.404% due 02/25/2036	1,905	1,461
6.500% due 10/25/2031	121	119
BCRR Trust
5.858% due 07/17/2040	54,000	49,113
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035	4,693	4,208
2.530% due 08/25/2035	4,567	3,988
3.228% due 11/25/2030	10	9
4.150% due 11/25/2034	3,473	3,273
4.371% due 02/25/2034	3,070	2,600
4.456% due 02/25/2033	19	18
4.632% due 01/25/2034	11	9
4.774% due 04/25/2034	23	21
4.974% due 01/25/2035	1,868	1,712
4.991% due 01/25/2035	1,709	1,464
Bear Stearns Alt-A Trust
5.261% due 08/25/2036	7,800	2,345
5.310% due 05/25/2035	1,169	810
5.618% due 11/25/2036	1,451	841
5.654% due 11/25/2036	1,677	945
5.672% due 01/25/2036	3,340	1,966
5.778% due 11/25/2036	832	528
Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	10	10
5.331% due 02/11/2044	24,000	20,767
5.540% due 09/11/2041	27,338	26,674
5.694% due 06/11/2050	17,675	15,518
5.700% due 06/11/2050	30,000	26,252
5.719% due 06/11/2040	400	389
7.000% due 05/20/2030	1,793	1,983
Bear Stearns Mortgage Securities, Inc.
3.494% due 06/25/2030	28	27
Bear Stearns Structured Products, Inc.
5.626% due 01/26/2036	6,138	3,791
5.673% due 12/26/2046	3,664	2,076
Bella Vista Mortgage Trust
0.483% due 05/20/2045	1,005	544
CC Mortgage Funding Corp.
0.411% due 05/25/2036	688	377
0.481% due 08/25/2035	1,310	793
0.741% due 01/25/2035	773	275
Chase Mortgage Finance Corp.
5.428% due 03/25/2037	7,009	5,553
6.003% due 09/25/2036	345	305
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	24	22
6.500% due 02/25/2024	429	418
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	5,576	4,947
2.990% due 12/25/2035	42	37
4.098% due 08/25/2035	2,787	2,279
4.557% due 03/25/2034	1,520	1,441
4.641% due 08/25/2035	2,814	1,064
5.671% due 07/25/2046	5,268	3,439
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	3,962	2,984
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (b)	3	3
Commercial Mortgage Pass-Through Certificates
0.333% due 04/15/2017	1,316	1,307
0.732% due 02/16/2034	4,001	3,498
4.867% due 05/10/2043	21,387	21,767
Countrywide Alternative Loan Trust
0.383% due 05/20/2046	46	44
0.401% due 01/25/2037	1,200	595
0.411% due 05/25/2047	10,721	5,386
0.421% due 11/25/2046	4,994	2,471
0.431% due 05/25/2036	906	413
0.433% due 07/20/2046	2,097	934
0.441% due 05/25/2035	2,677	1,509
0.441% due 07/25/2046	4,317	2,142
0.443% due 03/20/2046	4,273	2,096
0.451% due 05/25/2035	491	276
0.461% due 08/25/2046	7,504	1,493
0.481% due 05/25/2035	723	382
0.481% due 09/25/2046	4,050	356
0.481% due 10/25/2046	2,462	544
0.491% due 07/25/2046	2,850	94
0.501% due 05/25/2036	2,502	396
0.511% due 12/25/2035	760	459
0.513% due 09/20/2046	8,850	1,238
0.571% due 10/25/2046	2,250	142
0.581% due 06/25/2037	4,339	1,043
0.581% due 06/25/2047	437	113
0.601% due 11/25/2035	1,198	259
0.651% due 12/25/2035	1,805	740
0.741% due 11/20/2035	3,350	582
1.001% due 11/25/2035	4,913	2,589
5.302% due 10/25/2035	2,824	2,089
5.750% due 03/25/2037	5,600	3,396
5.862% due 11/25/2035	6,582	3,672
6.000% due 10/25/2032	237	209
6.000% due 02/25/2037	4,368	3,486
6.250% due 11/25/2036	5,109	3,300
Countrywide Home Loan Mortgage Pass-Through Trust
0.461% due 05/25/2035	2,816	1,525
0.521% due 04/25/2035	1,880	1,050
0.531% due 04/25/2046	3,685	989
0.541% due 03/25/2035	4,511	2,421
0.551% due 03/25/2035	14,496	7,316
0.561% due 02/25/2035	1,407	884
0.571% due 02/25/2035	44	29
0.571% due 06/25/2035	914	805
0.571% due 03/25/2036	1,668	476
0.581% due 02/25/2036	2,426	482
0.631% due 03/25/2035	1,057	195
0.821% due 08/25/2034	2,800	1,290
2.456% due 09/25/2034	998	686
3.510% due 11/25/2034	2,736	2,219
3.567% due 11/19/2033	24	22
3.616% due 11/19/2033	75	63
3.750% due 07/19/2031	9	8
3.971% due 08/25/2034	1,653	1,120
5.230% due 01/20/2035	3,122	2,772
5.500% due 11/25/2035	3,263	2,312
5.530% due 04/20/2036	5,758	3,122
5.533% due 02/20/2036	1,816	1,166
6.048% due 09/25/2047	3,470	2,422
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	16,625	14,279
5.579% due 04/25/2037	4,073	1,949
5.723% due 06/15/2039	3,500	2,809
CS First Boston Mortgage Securities Corp.
0.036% due 08/15/2038 (a)	304,723	767
3.340% due 06/25/2033	69	59
4.666% due 03/15/2036	600	614
5.018% due 06/25/2032	5	5
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	6,668	3,748
6.172% due 06/25/2036	9,184	4,506
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	3,900	3,182
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.321% due 08/25/2037	130	123
5.500% due 12/25/2035	7,967	5,677
5.505% due 10/25/2035	5,211	3,583
5.869% due 10/25/2036	7,307	4,026
5.886% due 10/25/2036	7,314	4,033
6.300% due 07/25/2036	7,820	3,950
DLJ Mortgage Acceptance Corp.
4.621% due 11/25/2023	16	16
Downey Savings & Loan Association Mortgage Loan Trust
0.543% due 11/19/2037	6,250	67
0.553% due 07/19/2045	2,765	699
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	746
8.970% due 09/18/2027	4,000	1,921
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	5,009	3,925
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	3,356	3,003
5.377% due 08/25/2035	44	38
First Nationwide Trust
6.750% due 08/21/2031	81	76
First Republic Mortgage Loan Trust
0.583% due 11/15/2031	6,046	5,146
1.217% due 11/15/2031	1,440	1,063
GMAC Mortgage Corp. Loan Trust
4.565% due 06/25/2034	3,907	3,260
Greenpoint Mortgage Funding Trust
0.431% due 10/25/2046	3,550	279
0.431% due 12/25/2046	3,350	406
0.441% due 10/25/2046	3,791	4
0.451% due 06/25/2045	1,959	1,019
0.461% due 06/25/2045	6,892	4,041
0.501% due 04/25/2036	3,294	978
0.551% due 09/25/2046	2,850	79
0.571% due 10/25/2046	3,852	143
Greenpoint Mortgage Pass-Through Certificates
3.829% due 10/25/2033	228	168
GS Mortgage Securities Corp. II
5.560% due 11/10/2039	3,310	2,906
6.044% due 08/15/2018	5,018	5,176
GSR Mortgage Loan Trust
0.491% due 08/25/2046	3,793	1,015
3.336% due 09/25/2035	458	398
3.726% due 06/25/2034	143	122
4.092% due 04/25/2036	733	531
5.335% due 11/25/2035	5,601	4,335
GSRPM Mortgage Loan Trust
0.631% due 11/25/2031	1,434	1,401
Harborview Mortgage Loan Trust
0.323% due 01/19/2038	430	423
0.363% due 04/19/2038	1,255	655
0.423% due 07/21/2036	4,448	2,280
0.433% due 09/19/2046	10,263	5,252
0.453% due 05/19/2035	6,869	3,560
0.483% due 01/19/2038	2,292	605
0.483% due 09/19/2046	3,352	749
2.538% due 11/19/2034	176	95
4.049% due 08/19/2034	5,548	4,070
5.150% due 07/19/2035	135	102
5.830% due 08/19/2036	2,637	1,630
Homebanc Mortgage Trust
0.411% due 12/25/2036	1,075	628
5.797% due 04/25/2037	6,918	5,340
Impac Secured Assets CMN Owner Trust
0.311% due 01/25/2037	3	2
Indymac ARM Trust
2.819% due 01/25/2032	13	9
Indymac IMSC Mortgage Loan Trust
0.411% due 07/25/2047	6,601	3,010
Indymac INDB Mortgage Loan Trust
0.531% due 11/25/2035	417	168
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046	1,507	1,416
0.421% due 04/25/2037	2,066	420
0.431% due 11/25/2046	4,476	799
0.431% due 06/25/2047	8,985	4,572
0.441% due 05/25/2046	2,901	1,499
0.471% due 04/25/2035	5,387	3,072
0.471% due 07/25/2035	2,725	1,533
0.481% due 02/25/2037	2,450	327
0.521% due 11/25/2036	3,220	702
0.531% due 06/25/2037	1,173	446
2.965% due 12/25/2034	29	20
3.176% due 01/25/2036	4	2
5.000% due 08/25/2035	3,357	2,205
5.253% due 01/25/2036	3,607	2,622
JPMorgan Chase Commercial Mortgage Securities Corp.
0.608% due 07/15/2019	173,860	143,059
4.853% due 03/15/2046	13,390	13,618
5.305% due 01/15/2049	37,000	35,806
5.746% due 02/12/2049	26,000	22,813
5.818% due 06/15/2049	52,356	45,723
JPMorgan Mortgage Trust
3.965% due 07/25/2035	501	461
5.121% due 10/25/2035	3,600	2,154
5.363% due 08/25/2035	6,968	5,564
5.399% due 11/25/2035	2,700	2,353
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	42	1
LB Mortgage Trust
8.439% due 01/20/2017	1,309	1,303
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	4,000	3,322
5.866% due 09/15/2045	25,000	22,004
6.133% due 12/15/2030	470	494
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021	3,972	3,697
Luminent Mortgage Trust
0.401% due 12/25/2036	8,758	4,066
0.411% due 12/25/2036	6,015	2,856
0.431% due 10/25/2046	4,465	2,407
MASTR Adjustable Rate Mortgages Trust
0.441% due 04/25/2046	7,979	3,623
0.471% due 05/25/2037	1,773	774
0.531% due 05/25/2047	3,950	566
0.571% due 05/25/2047	3,350	434
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	271	256
MASTR Seasoned Securities Trust
3.620% due 10/25/2032	1,009	892
Mellon Residential Funding Corp.
0.583% due 11/15/2031	2,617	2,471
0.673% due 12/15/2030	2,740	2,470
0.719% due 06/15/2030	371	313
1.113% due 11/15/2031	257	175
Merrill Lynch Alternative Note Asset
0.531% due 03/25/2037	2,610	1,079
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	6,300	5,582
5.485% due 03/12/2051	180	147
5.700% due 09/12/2049	4,100	3,490
Merrill Lynch Mortgage Investors, Inc.
0.441% due 02/25/2036	5,101	3,500
0.666% due 04/25/2028 (a)	1,068	10
Merrill Lynch Mortgage-Backed Securities Trust
5.781% due 04/25/2037	7,161	4,995
MLCC Mortgage Investors, Inc.
0.481% due 11/25/2035	2,075	1,382
1.231% due 10/25/2035	4,030	3,303
2.173% due 01/25/2029	4,000	2,703
4.434% due 04/25/2035	103	89
Morgan Stanley Capital I
0.294% due 10/15/2020	5,542	4,903
5.569% due 12/15/2044	14,621	11,992
5.880% due 06/11/2049	10,255	9,167
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	4,500	4,579
Morgan Stanley Mortgage Loan Trust
0.601% due 11/25/2035	3,628	1,187
0.741% due 02/25/2047	3,238	1,250
5.105% due 07/25/2035	2,958	1,985
5.355% due 06/25/2036	2,051	1,886
5.701% due 02/25/2047	6,516	3,202
6.321% due 06/25/2036	8,147	4,303
Mortgage Equity Conversion Asset Trust
0.770% due 10/25/2041	24,770	23,157
0.770% due 05/25/2042	146,993	137,262
0.880% due 02/25/2042	4,121	3,848
0.900% due 02/25/2042	31,619	29,526
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	6,200	4,894
6.138% due 03/25/2047	5,600	4,471
7.000% due 02/19/2030	644	620
Ocwen Residential MBS Corp.
6.875% due 06/25/2039	360	2
Opteum Mortgage Acceptance Corp.
0.491% due 07/25/2035	747	590
Prime Mortgage Trust
0.631% due 02/25/2034	244	222
5.000% due 02/25/2019	13	13
RBSSP Resecuritization Trust
0.731% due 11/26/2035	1,228	1,049
0.731% due 06/26/2037	7,061	6,329
0.732% due 11/21/2035	4,162	3,742
Residential Accredit Loans, Inc.
0.391% due 01/25/2037	1,878	975
0.411% due 06/25/2046	8,443	3,291
0.411% due 02/25/2047	1,997	361
0.431% due 12/25/2046	3,250	567
0.441% due 04/25/2046	18,094	6,733
0.481% due 08/25/2037	4,801	2,235
0.501% due 05/25/2046	2,650	331
0.531% due 08/25/2035	1,127	586
0.536% due 09/25/2046	5,900	1,144
0.631% due 03/25/2033	466	397
0.631% due 10/25/2045	3,274	1,687
4.127% due 08/25/2035	950	529
5.660% due 09/25/2035	5,285	3,400
5.714% due 02/25/2036	5,595	2,957
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	304	293
Residential Asset Securitization Trust
0.631% due 05/25/2033	354	309
6.000% due 03/25/2037	4,305	3,054
Residential Funding Mortgage Securities I
5.201% due 09/25/2035	3,093	2,175
Sequoia Mortgage Trust
0.583% due 10/19/2026	136	102
0.583% due 07/20/2033	2,727	1,966
0.592% due 11/22/2024	33	27
0.613% due 10/20/2027	2,667	2,196
3.068% due 04/20/2035	4,964	4,435
3.397% due 01/20/2047	2,680	1,989
Sovereign Commercial Mortgage Securities Trust
5.787% due 07/22/2030	5,300	5,251
Structured Adjustable Rate Mortgage Loan Trust
0.451% due 05/25/2037	13,577	7,709
1.026% due 06/25/2034	1,256	868
1.631% due 05/25/2035	5,057	2,210
3.234% due 07/25/2034	135	108
3.262% due 04/25/2034	6,610	5,399
4.289% due 01/25/2035	3,298	2,619
5.245% due 08/25/2035	47	33
5.380% due 11/25/2035	3,726	2,451
5.491% due 07/25/2035	1,833	1,443
5.950% due 02/25/2036	6,094	3,699
6.000% due 03/25/2036	5,829	3,834
6.000% due 10/25/2037	5,069	2,569
Structured Asset Mortgage Investments, Inc.
0.361% due 03/25/2037	454	210
0.421% due 06/25/2036	817	425
0.451% due 05/25/2036	5,447	2,713
0.451% due 05/25/2046	6,625	3,184
0.461% due 05/25/2045	3,718	2,194
0.481% due 09/25/2047	5,846	1,085
0.483% due 07/19/2035	8,266	6,555
0.491% due 05/25/2046	6,531	1,649
0.531% due 08/25/2036	4,250	700
0.583% due 03/19/2034	1,655	1,409
0.893% due 09/19/2032	5,230	4,377
0.893% due 10/19/2034	373	298
4.160% due 05/25/2022	1,373	1,236
5.318% due 05/02/2030	206	172
Structured Asset Securities Corp.
2.607% due 01/25/2032	304	279
2.797% due 06/25/2033	87	75
2.903% due 07/25/2032	3	2
2.920% due 02/25/2032	4	3
3.046% due 01/25/2034	7,459	5,692
3.411% due 08/25/2032	564	523
3.716% due 10/25/2035	677	557
TBW Mortgage-Backed Pass-Through Certificates
0.341% due 01/25/2037	294	259
5.630% due 01/25/2037	3,000	1,486
5.970% due 09/25/2036	9,557	5,069
6.014% due 07/25/2037	6,218	2,569
Thornburg Mortgage Securities Trust
0.351% due 10/25/2046	7,480	7,338
0.361% due 06/25/2037	4,644	4,513
0.381% due 11/25/2046	2,571	2,285
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021	5,444	4,645
5.509% due 04/15/2047	25,000	20,126
5.572% due 10/15/2048	5,150	4,778
Wachovia Mortgage Loan Trust LLC
5.460% due 10/20/2035	1,880	1,578
WaMu Mortgage Pass-Through Certificates
0.451% due 07/25/2046	945	261
0.461% due 04/25/2045	213	157
0.481% due 11/25/2045	177	157
0.481% due 12/25/2045	117	114
0.491% due 11/25/2045	2,806	2,013
0.541% due 01/25/2045	6,969	5,312
0.551% due 07/25/2045	216	160
0.571% due 01/25/2045	247	153
0.620% due 11/25/2034	4,046	2,444
0.641% due 11/25/2045	3,250	1,015
0.641% due 12/25/2045	3,250	1,171
0.740% due 11/25/2034	2,581	1,063
0.750% due 07/25/2044	610	182
0.771% due 12/25/2027	6,884	5,180
0.871% due 12/25/2027	389	294
0.931% due 12/25/2045	1,088	137
1.284% due 01/25/2047	8,519	4,735
1.294% due 06/25/2047	3,997	892
1.354% due 12/25/2046	6,202	3,452
1.354% due 07/25/2047	5,179	2,638
1.364% due 12/25/2046	7,891	4,427
1.384% due 11/25/2046	956	479
1.524% due 06/25/2046	6,438	4,187
1.744% due 11/25/2042	178	117
1.944% due 06/25/2042	986	714
1.944% due 08/25/2042	1,989	1,464
2.522% due 01/25/2047	3,292	1,893
2.759% due 05/25/2046	1,855	777
2.772% due 08/25/2046	710	419
2.911% due 06/25/2033	1,900	1,810
3.668% due 03/25/2034	48	43
4.585% due 04/25/2035	1,012	1,010
4.906% due 08/25/2035	2,149	2,091
5.458% due 04/25/2037	3,978	2,731
5.563% due 12/25/2036	3,613	2,571
5.920% due 09/25/2036	6,111	4,644
6.038% due 10/25/2036	696	569
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.481% due 07/25/2046	2,202	567
1.514% due 05/25/2046	4,043	1,990
6.268% due 07/25/2036	4,502	2,071
Washington Mutual MSC Mortgage Pass-Through Certificates
3.539% due 11/25/2030	600	497
6.500% due 09/25/2032	1,658	1,644
Wells Fargo Mortgage-Backed Securities Trust
0.731% due 07/25/2037	4,313	2,611
3.108% due 12/25/2034	5,760	5,261
3.239% due 05/25/2035	567	478
3.243% due 05/25/2035	1,203	1,018
4.979% due 12/25/2034	2,504	2,424
5.506% due 08/25/2036	461	448

Total Mortgage-Backed Securities (Cost $1,568,288)		1,353,119

ASSET-BACKED SECURITIES 8.4%
Aames Mortgage Investment Trust
0.631% due 10/25/2035	1,701	1,507
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	2,000	1,326
Access Group, Inc.
1.582% due 10/27/2025	15,085	15,527
Accredited Mortgage Loan Trust
0.281% due 02/25/2037	370	358
ACE Securities Corp.
0.281% due 12/25/2036	8	7
0.291% due 10/25/2036	866	527
0.321% due 06/25/2037	2,073	1,727
0.361% due 05/25/2036	2,171	2,072
0.931% due 08/25/2030	57	48
AFC Home Equity Loan Trust
0.641% due 06/25/2029	598	255
0.781% due 12/26/2029	22	19
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,673	1,388
American Express Issuance Trust
0.433% due 09/15/2011	12,000	11,989
Amortizing Residential Collateral Trust
0.501% due 06/25/2032	53	41
0.521% due 07/25/2032	736	664
0.931% due 10/25/2031	323	224
Amresco Residential Securities Mortgage Loan Trust
0.726% due 06/25/2028	169	88
0.786% due 06/25/2027	625	554
0.861% due 09/25/2028	1,669	1,159
1.171% due 06/25/2029	204	120
Argent Securities, Inc.
0.431% due 10/25/2035	2,681	2,410
Asset-Backed Funding Certificates
0.291% due 11/25/2036	73	72
1.251% due 03/25/2032	1,056	880
Asset-Backed Securities Corp. Home Equity
0.281% due 12/25/2036	513	485
0.311% due 05/25/2037	30	22
0.493% due 06/15/2031	332	210
BA Credit Card Trust
1.433% due 12/16/2013	65,384	65,712
Bayview Financial Acquisition Trust
0.581% due 05/28/2037	4,647	2,840
5.208% due 04/28/2039	374	350
Bear Stearns Asset-Backed Securities Trust
0.261% due 06/25/2036	425	417
0.301% due 10/25/2036	629	616
0.631% due 09/25/2046	3,977	2,402
0.881% due 02/25/2034	439	278
0.981% due 11/25/2042	1,402	1,177
1.231% due 10/25/2037	5,641	3,569
1.431% due 10/25/2032	611	536
4.238% due 06/25/2043	83	73
Capital Auto Receivables Asset Trust
1.153% due 03/15/2011	2,080	2,082
1.683% due 10/15/2012	800	806
Carrington Mortgage Loan Trust
0.281% due 10/25/2036	100	98
0.281% due 01/25/2037	1,401	1,334
CDC Mortgage Capital Trust
1.281% due 01/25/2033	1,782	964
Centex Home Equity
0.531% due 01/25/2032	121	89
1.081% due 01/25/2032	1,066	546
Chase Funding Mortgage Loan Asset-Backed Certificates
0.831% due 07/25/2033	79	67
0.871% due 08/25/2032	503	415
0.891% due 11/25/2032	599	534
Chase Issuance Trust
0.273% due 04/15/2013	17,049	16,979
0.983% due 08/17/2015	21,300	21,357
CIT Group Home Equity Loan Trust
0.501% due 06/25/2033	714	515
0.521% due 03/25/2033	283	259
0.881% due 12/25/2031	1,124	509
Citigroup Mortgage Loan Trust, Inc.
0.291% due 05/25/2037	54	48
0.291% due 07/25/2045	1,136	821
5.764% due 01/25/2037	4,900	2,535
Community Program Loan Trust
4.500% due 10/01/2018	448	449
Conseco Finance
0.933% due 08/15/2033	2,896	1,386
1.733% due 05/15/2032	923	654
Conseco Financial Corp.
6.240% due 12/01/2028	3,212	2,946
7.550% due 01/15/2029	344	350
8.000% due 07/15/2018	737	728
8.050% due 10/15/2027	263	269
Countrywide Asset-Backed Certificates
0.281% due 03/25/2037	107	107
0.281% due 05/25/2037	349	340
0.281% due 07/25/2037	733	690
0.281% due 08/25/2037	1,415	1,357
0.281% due 04/25/2047	719	697
0.281% due 06/25/2047	403	386
0.291% due 03/25/2037	30	30
0.301% due 06/25/2047	2,207	2,080
0.311% due 06/25/2037	785	754
0.341% due 10/25/2046	794	772
0.481% due 04/25/2036	433	344
0.681% due 06/25/2033	650	478
0.701% due 11/25/2033	720	543
0.731% due 09/25/2032	2,750	1,991
1.131% due 10/25/2047	3,879	2,500
Credit-Based Asset Servicing & Securitization LLC
0.301% due 01/25/2037	615	289
1.331% due 04/25/2032	432	256
CS First Boston Mortgage Securities Corp.
0.591% due 05/25/2044	1,045	907
Delta Funding Home Equity Loan Trust
1.053% due 09/15/2029	17	9
Denver Arena Trust
6.940% due 11/15/2019	6,599	5,841
EMC Mortgage Loan Trust
0.601% due 05/25/2040	911	634
Equifirst Mortgage Loan Trust
0.471% due 01/25/2034	442	363
First Franklin Mortgage Loan Asset-Backed Certificates
0.281% due 11/25/2036	4,487	4,375
0.341% due 09/25/2036	6,399	5,979
First Plus Home Loan Trust
7.670% due 05/10/2024	399	394
Ford Credit Auto Owner Trust
1.033% due 04/15/2012	119	120
1.133% due 01/15/2011	3,038	3,040
1.433% due 12/15/2010	2,413	2,415
1.653% due 06/15/2012	149,000	150,024
2.100% due 11/15/2011	20,000	20,127
2.790% due 08/15/2013	150	153
Franklin Auto Trust
1.233% due 10/20/2011	1,289	1,291
1.813% due 06/20/2012	5,200	5,234
GE-WMC Mortgage Securities LLC
0.271% due 08/25/2036	105	37
GMAC Mortgage Corp. Loan Trust
0.471% due 01/25/2029	1,081	559
GSAMP Trust
0.381% due 10/25/2036	10,000	341
0.631% due 02/25/2033	667	375
HFC Home Equity Loan Asset-Backed Certificates
0.583% due 09/20/2033	1,990	1,776
HSI Asset Securitization Corp. Trust
0.291% due 05/25/2037	527	494
IMC Home Equity Loan Trust
6.880% due 11/20/2028	61	59
7.520% due 08/20/2028	85	82
Indymac Residential Asset-Backed Trust
0.311% due 07/25/2037	21	21
0.361% due 04/25/2047	25	23
Irwin Home Equity Corp.
1.581% due 02/25/2029	1,182	683
JPMorgan Mortgage Acquisition Corp.
0.281% due 07/25/2036	184	180
0.281% due 08/25/2036	1	1
0.291% due 03/25/2047	40	29
0.311% due 08/25/2036	99	64
Lehman ABS Mortgage Loan Trust
0.321% due 06/25/2037	38	20
Lehman XS Trust
0.311% due 11/25/2046	2,419	2,404
0.401% due 04/25/2046	2,770	2,328
0.461% due 06/25/2046	3,490	717
0.461% due 08/25/2046	3,154	617
0.471% due 09/25/2046	3,952	843
0.471% due 11/25/2046	3,897	1,078
0.481% due 08/25/2046	3,076	4
0.551% due 11/25/2046	2,050	390
Long Beach Mortgage Loan Trust
0.291% due 12/25/2036	3,288	2,601
1.656% due 03/25/2032	2,260	1,084
MASTR Asset-Backed Securities Trust
0.291% due 11/25/2036	578	574
0.331% due 03/25/2036	1,108	1,086
0.361% due 01/25/2036	1,483	1,428
Merrill Lynch First Franklin Mortgage Loan Trust
0.291% due 07/25/2037	27	25
Merrill Lynch Mortgage Investors, Inc.
0.291% due 10/25/2037	1,787	518
0.301% due 07/25/2037	465	446
0.311% due 09/25/2037	314	84
0.591% due 06/25/2035	1,181	880
Mesa Trust Asset-Backed Certificates
0.631% due 12/25/2031	1,086	947
Mid-State Trust
7.340% due 07/01/2035	880	868
7.400% due 07/01/2035	38	36
7.790% due 07/01/2035	50	47
7.791% due 03/15/2038	1,905	1,658
Morgan Stanley ABS Capital I
0.271% due 09/25/2036	6	6
0.331% due 10/25/2036	5,000	4,013
0.731% due 03/25/2033	2,511	1,841
Morgan Stanley Home Equity Loan Trust
0.281% due 12/25/2036	1,541	1,497
Morgan Stanley Mortgage Loan Trust
0.591% due 04/25/2037	657	254
5.726% due 10/25/2036	5,251	2,847
5.750% due 11/25/2036	5,876	2,692
5.750% due 04/25/2037	4,544	3,471
6.000% due 07/25/2047	4,991	3,710
Nationstar Home Equity Loan Trust
0.291% due 06/25/2037	300	291
0.351% due 04/25/2037	10	9
Option One Mortgage Loan Trust
0.831% due 01/25/2032	223	177
Park Place Securities, Inc.
0.731% due 07/25/2035 (k)	5,000	2,643
Popular ABS Mortgage Pass-Through Trust
0.321% due 01/25/2037	280	266
Renaissance Home Equity Loan Trust
0.591% due 11/25/2034	327	258
0.671% due 08/25/2033	2,259	1,523
0.731% due 12/25/2033	4,940	4,059
1.431% due 08/25/2032	2,277	1,269
Residential Asset Mortgage Products, Inc.
0.301% due 02/25/2037	756	737
Residential Asset Securities Corp.
0.301% due 02/25/2037	1,622	1,544
0.731% due 07/25/2032	1,368	666
0.811% due 06/25/2033	176	89
0.831% due 06/25/2032	121	54
Residential Funding Mortgage Securities II, Inc.
8.350% due 12/25/2024	495	458
8.850% due 03/25/2025	105	103
Residential Mortgage Loan Trust
1.750% due 09/25/2029	171	154
SACO I, Inc.
0.491% due 06/25/2036	1,171	401
Salomon Brothers Mortgage Securities VII, Inc.
1.150% due 01/25/2032	382	213
1.206% due 10/25/2028	521	448
6.930% due 08/25/2028	575	499
Saxon Asset Securities Trust
0.571% due 12/26/2034	1,041	765
0.731% due 03/25/2032	1,231	848
0.751% due 08/25/2032	5	4
SBI HELOC Trust
0.401% due 08/25/2036	345	313
Securitized Asset-Backed Receivables LLC Trust
0.281% due 09/25/2036	43	43
0.291% due 12/25/2036	4,079	1,952
0.361% due 05/25/2037	1,163	814
SLM Student Loan Trust
0.272% due 10/27/2014	1,812	1,811
0.292% due 10/26/2015	1	1
0.312% due 10/25/2019	1,750	1,743
0.362% due 07/25/2019	800	791
0.362% due 04/27/2020	4,541	4,478
0.372% due 07/25/2019	5,000	4,909
0.392% due 04/25/2017	263	261
0.452% due 07/25/2023	3,000	2,902
0.512% due 07/27/2015	440	441
0.682% due 10/27/2014	16,148	16,159
0.732% due 01/25/2017	1,100	1,098
1.032% due 01/25/2019	2,200	2,189
1.382% due 10/25/2016	1,960	1,991
1.782% due 04/25/2023	186,170	193,760
Soundview Home Equity Loan Trust
0.291% due 11/25/2036	155	83
Specialty Underwriting & Residential Finance
0.281% due 09/25/2037	269	267
0.911% due 01/25/2034	289	154
Structured Asset Securities Corp.
0.281% due 10/25/2036	2,121	2,014
0.521% due 01/25/2033	21	18
0.631% due 05/25/2034	1,235	1,014
1.281% due 01/25/2033	894	238
Trapeza CDO I LLC
1.174% due 11/16/2034	1,000	181
Truman Capital Mortgage Loan Trust
0.571% due 01/25/2034	42	39
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,927
UPS Capital Business Credit
0.813% due 04/15/2026	127	25
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	55	56
Wells Fargo Home Equity Trust
0.481% due 12/25/2035	2,271	2,177
WMC Mortgage Loan Pass-Through Certificates
1.133% due 10/15/2029	11	11

Total Asset-Backed Securities (Cost $736,383)		699,985

SHORT-TERM INSTRUMENTS 2.3%
COMMERCIAL PAPER 0.0%
Federal Home Loan Bank
0.080% due 02/17/2010	1,400	1,400

REPURCHASE AGREEMENTS 0.1%
Barclays Capital, Inc.
0.000% due 01/04/2010	4,400	4,400

(Dated 12/31/2009. Collateralized by Freddie Mac 0.625% due 06/15/2011 valued at $4,533. Repurchase proceeds are $4,400.)
U.S. CASH MANAGEMENT BILLS 0.1%
0.143% due 04/01/2010 (e)	5,317	5,316

U.S. TREASURY BILLS 1.1%
0.231% due 02/25/2010 - 03/25/2010 (c)(e)(h)	94,078	94,050

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.0%
	8,209,429	82,193

Total Short-Term Instruments (Cost $187,356)		187,359

Total Investments 178.0% (Cost $14,881,218)		$14,814,026
Written Options (j) (0.1%) (Premiums $11,636)		(11,284)
Other Assets and Liabilities (Net) (77.9%)		(6,480,155)

Net Assets 100.0%		$8,322,587

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Principal only security.

(c) Coupon represents a weighted average rate.

(d) Affiliated to the Portfolio.

(e) Securities with an aggregate market value of $113,462 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(f) Securities with an aggregate market value of $20,035 and cash of $5,250 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2009.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $3,868,805 at a weighted average interest rate of 0.405%. On December 31, 2009, securities valued at $1,046,155 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $198 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note March Futures	Long	03/2010	2,232	$264

(i) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 1.550% due 03/25/2035	UBS	(1.250%)	03/25/2035	$1,752	$1,725	$0	$1,725
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%)	07/20/2018	5,178	2,209	0	2,209
BFC Genesee CDO Ltd. 3-Month USD-LIBOR plus 1.650% due 01/10/2041	JPM	(1.450%)	01/10/2041	2,460	2,386	0	2,386
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%)	10/20/2020	5,000	2,305	0	2,305
CS First Boston Mortgage Securities Corp. 5.300% due 07/15/2037	UBS	(1.080%)	07/15/2037	10,000	8,106	0	8,106
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%)	10/25/2035	3,000	2,837	0	2,837
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 1.950% due 06/25/2034	MLP	(1.900%)	06/25/2034	1,438	1,172	0	1,172
Lancer Funding Ltd. 3-Month USD-LIBOR plus 3.250% due 04/06/2046	JPM	(2.900%)	04/06/2046	7,053	6,424	0	6,424
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	JPM	(1.170%)	09/15/2040	4,000	3,268	0	3,268
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(0.490%)	02/25/2034	797	595	0	595
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%)	11/12/2037	4,000	2,945	0	2,945
Merrill Lynch Mortgage Trust 5.523% due 06/12/2043	UBS	(1.080%)	06/12/2043	10,000	7,025	0	7,025
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(0.540%)	12/27/2033	796	500	0	500
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	(2.200%)	09/25/2034	3,413	3,174	0	3,174
Octagon Investment Partners X Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%)	10/18/2020	1,000	370	0	370
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%)	04/15/2020	2,000	767	0	767
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%)	02/25/2035	730	504	0	504
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.820% due 02/25/2035	BCLY	(0.610%)	02/25/2035	280	272	0	272
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	1,500	591	0	591

					$47,175	$0	$47,175

Credit Default Swaps on Asset Backed Securities - Sell Protection(2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	0.700%	07/25/2034	$4,271	$(1,327)	$(1,068)	$(259)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	5,153	(4,373)	(3,504)	(869)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034	7,500	(3,626)	(2,550)	(1,076)
Argent Securities, Inc. 1-Month USD-LIBOR plus 0.490% due 10/25/2035	GSC	0.490%	10/25/2035	7,500	(4,100)	(2,850)	(1,250)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	7,500	(3,362)	(2,325)	(1,037)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	6,500	(3,005)	(2,145)	(860)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035	6,500	(2,584)	(1,950)	(634)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	8,000	(4,563)	(2,400)	(2,163)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035	7,000	(3,228)	(2,450)	(778)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035	9,000	(5,380)	(3,150)	(2,230)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	7,500	(4,524)	(2,400)	(2,124)
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	GSC	0.500%	12/25/2034	7,500	(2,275)	(2,100)	(175)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035	7,500	(2,723)	(2,550)	(173)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035	5,000	(2,367)	(2,250)	(117)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	7,500	(3,325)	(2,250)	(1,075)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	7,500	(3,623)	(2,625)	(998)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	5,000	(2,255)	(1,600)	(655)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	7,000	(2,784)	(1,960)	(824)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036	7,500	(5,233)	(3,375)	(1,858)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035	4,422	(2,398)	(1,990)	(408)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035	5,000	(2,973)	(2,750)	(223)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035	13,000	(7,318)	(7,150)	(168)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035	9,000	(7,637)	(6,750)	(887)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034	6,235	(3,388)	(2,494)	(894)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.850% due 12/25/2034	GSC	0.850%	12/25/2034	5,404	(3,769)	(1,891)	(1,878)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034	1,084	(587)	(433)	(154)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	2,658	(2,622)	(2,499)	(123)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034	2,228	(1,078)	(780)	(298)

					$(96,427)	$(72,239)	$(24,188)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc.	GSC	(5.000%)	12/20/2016	5.814%	$3,000	$113	$630	$(517)
American International Group, Inc.	JPM	(5.000%)	09/20/2018	5.764%	6,700	271	1,373	(1,102)

						$384	$2,003	$(1,619)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CMBX.NA AAA 3 Index	GSC	(0.080%)	12/13/2049	$5,000	$773	$975	$(202)
CMBX.NA AAA 3 Index	JPM	(0.080%)	12/13/2049	17,000	2,629	3,336	(707)
CMBX.NA AAA 4 Index	BOA	(0.350%)	02/17/2051	39,500	6,726	7,228	(502)
CMBX.NA AAA 4 Index	CITI	(0.350%)	02/17/2051	62,700	10,677	11,848	(1,171)
CMBX.NA AAA 4 Index	DUB	(0.350%)	02/17/2051	34,000	5,790	5,950	(160)
CMBX.NA AAA 4 Index	GSC	(0.350%)	02/17/2051	48,000	8,174	10,153	(1,979)
CMBX.NA AAA 4 Index	JPM	(0.350%)	02/17/2051	142,000	24,177	30,217	(6,040)
CMBX.NA AAA 5 Index	GSC	(0.350%)	02/15/2051	19,500	3,084	3,656	(572)

					$62,030	$73,363	$(11,333)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE A 06-1 Index	BCLY	0.540%	07/25/2045	$8,912	$(7,931)	$(245)	$(7,686)
ABX.HE A 06-2 Index	CSFB	0.440%	05/25/2046	13,950	(13,268)	(7,742)	(5,526)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046	1,116	(1,056)	(575)	(481)
ABX.HE AA 07-1 Index	CITI	0.150%	08/25/2037	4,426	(4,242)	(2,307)	(1,935)
ABX.HE BBB 06-2 Index	CITI	1.330%	05/25/2046	4,038	(3,830)	(1,109)	(2,721)
ABX.HE BBB 06-2 Index	JPM	1.330%	05/25/2046	299	(278)	(5)	(273)
ABX.HE BBB 06-2 Index	MLP	1.330%	05/25/2046	823	(768)	(227)	(541)
ABX.HE BBB 06-2 Index	MSC	1.330%	05/25/2046	1,495	(1,394)	(404)	(990)
ABX.HE BBB 06-2 Index	UBS	1.330%	05/25/2046	14,281	(13,551)	(3,906)	(9,645)
CMBX.NA BBB- 1 Index	DUB	1.340%	10/12/2052	8,000	(5,983)	80	(6,063)

					$(52,301)	$(16,440)	$(35,861)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$500,000	$2,052	$911
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	500,000	6,500	9,480
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	126,000	1,359	326
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	10,300	103	58
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	110,000	1,218	284
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	40,200	404	225

							$11,636	$11,284

(k) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	0.731%	07/25/2035	11/03/2009	$2,643	$2,643	0.03%

(l) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2040	$18,100	$17,835	$17,478
Fannie Mae	4.500%	01/01/2040	584,000	583,726	583,088
Fannie Mae	5.000%	01/01/2040	2,000,000	2,081,486	2,052,500
Fannie Mae	5.000%	02/01/2040	57,000	58,778	58,282
Fannie Mae	5.500%	01/01/2025	37,000	39,197	39,133
Fannie Mae	5.500%	01/01/2040	1,504,000	1,582,352	1,574,500
Fannie Mae	5.500%	02/01/2040	578,000	607,048	603,107
Fannie Mae	6.000%	01/01/2040	583,000	617,755	617,525
Fannie Mae	6.000%	02/01/2040	713,000	757,574	752,995
Fannie Mae	6.500%	01/01/2040	116,000	124,981	124,247
Ginnie Mae	4.000%	01/01/2040	81,000	79,999	78,292
Ginnie Mae	6.500%	01/01/2040	43,500	46,458	46,253
Ginnie Mae	6.500%	02/01/2039	43,000	45,777	45,640

				$6,642,966	$6,593,040

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Government Agencies	$0	$12,335,444	$95,170	$12,430,614
Mortgage-Backed Securities	0	1,154,523	198,596	1,353,119
Asset-Backed Securities	0	699,959	26	699,985
Other Investments+++	82,193	246,426	1,689	330,308

Investments, at value	$82,193	$14,436,352	$295,481	$14,814,026
Short Sales, at value	$0	$(6,593,040)	$0	$(6,593,040)
Financial Derivative Instruments++++	$264	$(47,196)	$10,086	$(36,846)

Total	$82,457	$7,796,116	$305,567	$8,184,140

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
U.S. Government Agencies	$11,988	$8,769	$1,083	$9	$2,892	$70,429	$95,170	$2,897
Mortgage-Backed Securities	2,624	192,189	89	128	1,185	2,381	198,596	750
Asset-Backed Securities	3,313	(3,669)	134	(166)	438	(24)	26	(2)
Other Investments+++	2,482	(1,054)	3	10	248	0	1,689	144

Investments, at value	$20,407	$196,235	$1,309	$(19)	$4,763	$72,786	$295,481	$3,789
Financial Derivative Instruments++++	$50,902	$0	$0	$0	$(14,667)	$(26,149)	$10,086	$(3,670)

Total	$71,309	$196,235	$1,309	$(19)	$(9,904)	$46,637	$305,567	$119

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Municipal Sector Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 99.8%
ALABAMA 0.1%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$526

ALASKA 0.3%
Alaska State Boro of Matanuska-Susitna Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,268

ARIZONA 0.8%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,000	998
Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2009
9.230% due 01/01/2017	5,000	5,434

		6,432

ARKANSAS 0.5%
North Little Rock, Arkansas Health Facilities Board Revenue Bonds, Series 1996
5.750% due 12/01/2021	1,000	1,071
University of Arkansas Revenue Bonds, Series 2009
4.625% due 11/01/2039	3,000	2,903

		3,974

CALIFORNIA 19.7%
Alhambra, California Unified School District General Obligation Bonds, (AGC Insured), Series 2009
5.500% due 08/01/2033	5,000	5,123
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	980
0.000% due 09/01/2035	5,000	821
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,500	2,520
California State Bay Area Toll Authority Revenue Bonds, Series 2008
5.000% due 04/01/2034	5,000	5,070
California State Desert Community College District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2037	2,000	2,023
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	500	498
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.210% due 10/01/2036	500	500
California State Enterprise Development Authority Revenue Bonds, Series 2010
4.750% due 09/01/2033 (a)	2,000	1,926
California State General Obligation Bonds, (NPFGC-IBC Insured), Series 2007
5.000% due 06/01/2037	2,030	1,829
California State General Obligation Bonds, Series 2005
5.050% due 12/01/2036	4,970	4,166
California State General Obligation Bonds, Series 2007
4.875% due 12/01/2033	250	222
5.000% due 06/01/2037	2,500	2,253
California State Health Facilities Financing Authority Revenue Bonds, (NPFGC-IBC Insured), Series 2007
5.000% due 11/15/2042	13,000	11,795
California State Imperial Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	1,000	245
California State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, Series 2008
9.176% due 08/01/2016	8,500	8,632
California State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2009
9.230% due 10/01/2016	5,000	5,396
California State Los Angeles Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	512
California State Los Angeles Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,250
5.000% due 08/01/2032	7,200	7,313
California State Palomar Pomerado Health General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2019	6,435	3,783
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	2,300	2,320
Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2030	250	256
Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 08/01/2026	1,035	392
Dublin, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2024	410	179
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	4,600	3,112
5.750% due 06/01/2047	1,720	1,278
Grossmont, California Union High School District General Obligation Bonds, (FSA Insured), Series 2009
5.250% due 08/01/2033	6,950	7,231
Hawthorne, California School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2020	315	169
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2019	300	172
Huntington Beach, California Union High School District General Obligation Bonds, (FSA-CR/NPFGC Insured), Series 2005
0.000% due 08/01/2030	5,000	1,375
Irvine, California Special Assessment Bonds, Series 2000
0.230% due 09/02/2025	2,200	2,200
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	985
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2039	3,900	3,951
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.000% due 07/01/2026	2,350	2,484
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2021	5,000	5,231
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	4,700	4,572
4.500% due 01/01/2028	3,300	3,108
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,269
Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,263
Norco, California Redevelopment Agency Tax Allocation Bonds, (Radian Insured), Series 2004
5.000% due 03/01/2032	1,000	785
Poway, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2021	2,500	1,323
0.000% due 08/01/2027	2,500	868
Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	318
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	3,000	3,088
San Bernardino, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2019	300	342
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2027	4,000	4,076
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	5,635	5,501
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	270
Santa Margarita-Dana, California Point Authority Revenue Bonds, Series 2009
5.125% due 08/01/2038	5,000	5,155
Santa Monica-Malibu, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	2,531
Southern California State Metropolitan Water District Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 10/01/2036	500	509
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
13.690% due 01/01/2039	5,120	5,682
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	6,321
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	71
Torrance, California Unified School District General Obligation Bonds, Series 2009
5.375% due 08/01/2021	1,500	1,678
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	993
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2038	4,000	4,129
University of California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,230
West Contra Costa, California Unified School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	5,000	2,324
Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	3,000	1,182

		162,780

COLORADO 3.8%
Arapahoe County, Colorado School District No. 5 Cherry Creek General Obligation Bonds, Series 2009
5.000% due 12/15/2028	10,210	11,107
Boulder, Larimer & Weld Counties, Colorado St. Vrain Valley School District General Obligation Bonds, Series 2009
5.000% due 12/15/2033	3,100	3,239
Colorado State Certificates of Participation Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2030	7,750	7,851
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2003
5.500% due 05/15/2030	3,000	3,173
Colorado State Regional Transportation District Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	1,585	1,571
Colorado State Water Resources & Power Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.250% due 12/01/2038	500	526
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.200% due 12/01/2029	500	500
Gunnison, Colorado Watershed School District No. Re1J General Obligation Bonds, Series 2009
5.250% due 12/01/2033	1,500	1,618
University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,610

		31,195

DISTRICT OF COLUMBIA 1.7%
District of Columbia JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2009
14.913% due 04/01/2033	830	1,041
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,007
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	2,000	2,171

		14,219

FLORIDA 2.8%
Broward County, Florida Revenue Bonds, Series 2009
5.375% due 10/01/2029	1,150	1,181
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	5,910	5,914
5.000% due 06/01/2035	1,655	1,716
Florida State Board of Education General Obligation Bonds, Series 2009
5.000% due 06/01/2034	5,000	5,201
Florida State JEA Water & Sewer System Revenue Bonds, Series 2009
5.500% due 10/01/2039	5,000	5,125
Miami-Dade County, Florida Revenue Bonds, (AGC Insured), Series 2008
5.250% due 10/01/2033	1,000	1,000
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.691% due 10/01/2021	3,500	3,006

		23,143

GEORGIA 0.5%
Macon-Bibb County, Georgia Hospital Authority Revenue Bonds, Series 2009
5.000% due 08/01/2032	4,000	3,952

HAWAII 0.3%
University of Hawaii Revenue Bonds, Series 2009
5.250% due 10/01/2034	2,000	2,107

ILLINOIS 8.5%
Austin Trust Various States Revenue Bonds, Series 2009
14.914% due 07/01/2037	3,330	4,392
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 12/01/2019	5,195	3,311
0.000% due 12/01/2020	6,550	3,981
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	799
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
0.000% due 01/01/2023 (b)	1,555	1,624
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	19,210	19,376
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,286
Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	1,725	1,531
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
4.750% due 12/01/2028	10,000	10,397
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	765	779
Illinois State Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,115
Illinois State Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	300	328
Illinois State Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044 (a)	1,500	1,514
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,577
Peoria, Illinois Public Building Commission Revenue Bonds, (AGC Insured), Series 2009
0.000% due 12/01/2019	4,000	2,589
0.000% due 12/01/2020	3,000	1,828

		70,427

KANSAS 0.7%
Kansas State Development Finance Authority Revenue Bonds, Series 2009
4.750% due 06/15/2041	3,600	3,425
Wichita, Kansas Revenue Bonds, Series 2009
4.750% due 11/15/2024	2,000	1,956

		5,381

KENTUCKY 0.4%
Paducah, Kentucky Revenue Bonds, (AGC Insured), Series 2009
5.250% due 10/01/2035	3,000	3,166

LOUISIANA 1.6%
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	14,660	13,465

MARYLAND 0.5%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	500	412
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,604
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,184

		4,200

MASSACHUSETTS 7.1%
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.697% due 11/01/2019	2,000	1,758
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	2,025	2,248
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2005
9.100% due 06/01/2034	2,500	2,511
Massachusetts State Revenue Bonds, (FSA Insured), Series 2005
2.804% due 06/01/2020	11,820	11,040
2.904% due 06/01/2022	10,775	9,930
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2006
0.000% due 08/01/2023	30,705	25,664
Massachusetts State Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2039	5,000	5,240

		58,391

MICHIGAN 1.6%
Detroit, Michigan Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	5,125	4,784
Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC Insured), Series 2005
4.875% due 03/01/2030	7,270	6,480
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	1,914

		13,178

MINNESOTA 0.1%
St. Louis Park City, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	850	837

MISSOURI 0.8%
Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
5.375% due 03/15/2039	5,180	5,639
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	370	339
St. Louis, Missouri Industrial Development Authority Revenue Bonds, Series 2007
4.875% due 03/01/2032	1,000	892

		6,870

NEBRASKA 1.3%
Nebraska State Municipal Energy Agency Revenue Bonds, (BHAC Insured), Series 2009
5.375% due 04/01/2039	10,000	10,796

NEVADA 4.1%
Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	5,000	5,005
Clark County, Nevada General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
4.750% due 11/01/2035	22,230	21,871
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2027	6,995	7,198

		34,074

NEW JERSEY 1.8%
New Jersey State Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	5,918
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	1,730
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	77
5.000% due 06/01/2041	6,700	4,628
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,500	2,577

		14,930

NEW YORK 11.7%
Austin Trust Various States Revenue Bonds, Series 2009
8.759% due 06/15/2035	2,000	2,020
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	4,000	3,972
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,000	1,019
Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	2,200	2,389
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
0.000% due 09/01/2015	21,500	20,624
New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
1.166% due 08/01/2016	1,700	1,571
New York City, New York General Obligation Bonds, (NPFGC Insured), Series 1999
5.125% due 05/15/2029	10	10
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	1,700	1,732
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,500	2,595
5.000% due 06/15/2040	2,000	2,045
5.250% due 06/15/2040	5,000	5,325
New York City, New York Municipal Water Financial Authority Revenue Bonds, Series 2004
5.000% due 06/15/2039	500	510
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.250% due 01/15/2030	10,000	10,536
5.375% due 01/15/2034	1,905	2,006
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	1,830	1,912
New York State Dormitory Authority Revenue Bonds, Series 2008
0.200% due 07/01/2037	600	600
5.000% due 07/01/2038	4,500	4,613
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	2,000	2,068
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	1,660	1,749
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
18.922% due 06/15/2026	2,340	3,365
New York State Port Authority of New York & New Jersey Revenue Bonds, (NPFGC Insured), Series 2004
5.125% due 05/01/2034	2,500	2,407
New York State Port Authority of New York & New Jersey Revenue Bonds, (NPFGC-FGIC Insured), Series 2001
5.000% due 08/01/2036	7,310	7,288
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2038	2,500	2,608
5.250% due 09/15/2023	1,000	1,022
5.750% due 11/01/2030	2,300	2,461
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	1,500	1,522
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	5,000	5,264
Tompkins County, New York Industrial Development Agency Revenue Bonds, Series 2008
0.220% due 07/01/2037	3,100	3,100

		96,333

NORTH CAROLINA 0.6%
Charlotte, North Carolina Certificates of Participation Bonds, Series 2009
5.000% due 06/01/2034	5,000	5,237

OHIO 1.2%
Ohio State Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	1,000	1,076
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	161
5.875% due 06/01/2030	500	425
5.875% due 06/01/2047	5,700	4,292
6.000% due 06/01/2042	4,900	3,794

		9,748

OREGON 2.2%
Clackamas County, Oregon School District No. 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (b)	1,000	1,001
0.000% due 06/15/2020 (b)	4,140	4,194
0.000% due 06/15/2021 (b)	3,665	3,715
Oregon State Department of Administrative Services Revenue Bonds, Series 2009
5.000% due 04/01/2028	8,750	9,483

		18,393

PENNSYLVANIA 1.0%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2009
5.500% due 11/01/2031	2,000	2,094
Bucks County, Pennsylvania Centennial School District General Obligation Bonds, (FSA Insured), Series 2009
5.125% due 12/15/2032	3,250	3,415
Pennsylvania State Turnpike Commission Revenue Bonds, (AGC Insured), Series 2009
5.000% due 06/01/2039	3,000	3,018

		8,527

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	45

RHODE ISLAND 0.2%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,297

SOUTH CAROLINA 2.0%
South Carolina State Public Service Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	8,530	9,273
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	7,574

		16,847

TENNESSEE 1.0%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2024	3,500	3,434
5.000% due 02/01/2025	3,000	2,916
5.000% due 02/01/2027	2,000	1,914

		8,264

TEXAS 17.9%
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (XLCA Insured), Series 2007
5.000% due 11/15/2032	4,500	4,681
Carrollton-Farmers Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.750% due 02/15/2032	5,000	5,155
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.000% due 02/01/2036	2,200	2,271
Conroe, Texas Independent School District General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,477
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	2,058
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,766
El Paso, Texas General Obligation Bonds, Series 2009
5.000% due 08/15/2025	1,530	1,645
5.500% due 08/15/2034	2,000	2,159
Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,750
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2034	20,000	5,904
Harris County, Texas Revenue Bonds, Series 2009
5.000% due 08/15/2038	10,000	10,292
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	410	421
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
4.750% due 02/15/2026	835	835
Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.125% due 11/15/2032	5,595	5,859
5.250% due 11/15/2033	5,000	5,256
Lancaster, Texas Independent School District General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	1,151
North Central Texas State Health Facility Development Corp. Revenue Bonds, Series 2009
5.750% due 08/15/2039	2,500	2,624
North Texas State Tollway Authority Revenue Bonds, Series 2008
5.750% due 01/01/2033	1,250	1,281
San Antonio, Texas Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
4.500% due 05/15/2032	400	402
San Antonio, Texas Utilities Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 02/01/2030	7,070	7,229
San Antonio, Texas Water Revenue Bonds, (NPFGC Insured), Series 2005
8.620% due 05/15/2038	12,500	12,588
Spring, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2009
5.000% due 08/15/2034	9,500	9,995
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,475
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,572
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.807% due 02/15/2031	300	357
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, Series 2009
9.735% due 08/01/2016	5,000	5,704
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2009
9.735% due 11/15/2016	6,895	7,809
Texas State McLennan County Junior College District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/15/2032	810	836
Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,525	1,647
Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,087
Texas State Tarrant Regional Water District Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	5,112
Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	7,945	8,419
Tyler, Texas Independent School District General Obligation Bonds, Series 2009
5.000% due 02/15/2034	3,000	3,136
University of Texas Revenue Bonds, Series 2006
4.750% due 08/15/2028	6,020	6,331

		147,284

VIRGINIA 0.2%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,048
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	783

		1,831

WASHINGTON 2.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,320	1,352
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2028	2,500	2,668
Washington State Central Puget Sound Regional Transportation Authority Revenue Bonds, Series 2007
5.000% due 11/01/2036	680	704
Washington State Certificates of Participation Bonds, Series 2009
5.400% due 01/01/2028	2,295	2,453
5.500% due 01/01/2029	2,280	2,442
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2026	10,480	4,859
Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,761

		17,239

WEST VIRGINIA 0.3%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,975	2,380

WISCONSIN 0.4%
Wisconsin State Clean Water Revenue Bonds, Series 2009
5.750% due 05/01/2033	2,750	3,007
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	200	198

		3,205

Total Municipal Bonds & Notes (Cost $773,854)		822,941

Total Investments 99.8% (Cost $773,854)		$822,941
Other Assets and Liabilities (Net) 0.2%		2,014

Net Assets 100.0%		$824,955

Notes to Schedule of Investments (amounts in thousands*):

(a) When-Issued security.

(b) Security becomes interest bearing at a future date.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
California	$0	$162,780	$0	$162,780
Illinois	0	70,427	0	70,427
Massachusetts	0	58,391	0	58,391
New York	0	96,333	0	96,333
Texas	0	147,284	0	147,284
Other Investments+++	0	287,726	0	287,726

Investments, at value	$0	$822,941	$0	$822,941

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Financial Derivative Instruments++++	$(7,571)	$0	$0	$0	$7,571	$0	$0	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 12.3%
BANKING & FINANCE 12.3%
American International Group, Inc.
5.450% due 05/18/2017		$1,300	$1,054
8.175% due 05/15/2068		1,100	734
ANZ National International Ltd.
6.200% due 07/19/2013		1,500	1,616
Bank of America Corp.
5.375% due 06/15/2014		1,100	1,140
Barclays Bank PLC
7.434% due 09/29/2049		600	555
Bear Stearns Cos. LLC
0.482% due 08/15/2011		5,000	5,004
Citigroup Funding, Inc.
1.325% due 05/07/2010		6,300	6,315
Commonwealth Bank of Australia
0.751% due 06/25/2014		3,800	3,789
GATX Financial Corp.
5.800% due 03/01/2016		1,000	965
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		6,828	1,366
Merna Reinsurance Ltd.
0.901% due 07/07/2010		4,000	3,924
Metropolitan Life Global Funding I
2.157% due 06/10/2011		4,200	4,286
5.125% due 04/10/2013		600	636
Pacific Life Global Funding
5.150% due 04/15/2013		500	523
Prudential Financial, Inc.
0.660% due 06/10/2013		1,400	1,322
Vita Capital Ltd.
1.190% due 01/04/2010		300	300
Vita Capital III Ltd.
1.410% due 01/01/2012		600	560

			34,089

Total Corporate Bonds & Notes (Cost $33,317)			34,089

MUNICIPAL BONDS & NOTES 0.3%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		180	180
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		955	764

Total Municipal Bonds & Notes (Cost $1,072)			944

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
1.828% due 10/01/2044		87	85
1.832% due 09/01/2044		82	81
2.866% due 09/01/2018		41	42
4.226% due 04/01/2035		287	298
4.389% due 01/01/2035		284	291
Freddie Mac
0.271% due 12/25/2036		2,242	2,169
0.511% due 09/25/2031		62	59
0.583% due 12/15/2030		144	143
5.000% due 02/15/2020		1,978	2,057
5.500% due 05/15/2016		1,533	1,550

Total U.S. Government Agencies (Cost $6,665)			6,775

U.S. TREASURY OBLIGATIONS 90.4%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013		920	937
0.875% due 04/15/2010		9,699	9,744
1.250% due 04/15/2014		1,124	1,163
1.375% due 07/15/2018		1,002	1,006
1.625% due 01/15/2015		9,521	9,914
1.625% due 01/15/2018		2,889	2,962
1.750% due 01/15/2028		310	298
1.875% due 07/15/2013		22,482	23,706
1.875% due 07/15/2015		16,748	17,668
2.000% due 04/15/2012		12,570	13,152
2.000% due 07/15/2014		803	851
2.000% due 01/15/2016		8,419	8,901
2.000% due 01/15/2026		19,147	19,277
2.125% due 01/15/2019		5,940	6,309
2.375% due 04/15/2011		1,525	1,572
2.375% due 01/15/2017		7,396	7,998
2.375% due 01/15/2025 (f)		26,205	27,715
2.375% due 01/15/2027		16,154	17,040
2.500% due 07/15/2016		6,144	6,699
2.500% due 01/15/2029		3,524	3,789
2.625% due 07/15/2017		13,768	15,158
3.000% due 07/15/2012 (g)		16,796	18,079
3.375% due 01/15/2012		11,079	11,863
3.500% due 01/15/2011 (e)(g)		1,118	1,161
3.625% due 04/15/2028		9,864	12,216
3.875% due 04/15/2029		8,679	11,195

Total U.S. Treasury Obligations (Cost $243,012)			250,373

MORTGAGE-BACKED SECURITIES 5.3%
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		530	448
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/2035		386	346
2.530% due 08/25/2035		361	315
2.560% due 08/25/2035		635	560
2.940% due 03/25/2035		1,174	1,028
3.228% due 11/25/2030		166	155
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		183	164
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		454	402
2.990% due 12/25/2035		85	75
4.098% due 08/25/2035		68	56
4.248% due 08/25/2035		541	483
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		500	449
Countrywide Home Loan Mortgage Pass-Through Trust
0.571% due 06/25/2035		696	613
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		400	344
Greenpoint Mortgage Funding Trust
0.311% due 10/25/2046		2,289	2,067
GSR Mortgage Loan Trust
3.336% due 09/25/2035		967	839
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	174
5.866% due 09/15/2045		500	440
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		400	340
MLCC Mortgage Investors, Inc.
2.887% due 12/25/2034		2,807	2,533
Morgan Stanley Capital I
5.880% due 06/11/2049		870	778
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		720	691
WaMu Mortgage Pass-Through Certificates
0.491% due 11/25/2045		273	196
0.521% due 10/25/2045		1,597	1,147

Total Mortgage-Backed Securities (Cost $15,497)			14,643

ASSET-BACKED SECURITIES 0.2%
Bear Stearns Asset-Backed Securities Trust
0.681% due 03/25/2043		26	25
Structured Asset Securities Corp.
4.900% due 04/25/2035		678	451

Total Asset-Backed Securities (Cost $699)			476

SOVEREIGN ISSUES 0.5%
Export-Import Bank of Korea
0.504% due 10/04/2011		1,300	1,303

Total Sovereign Issues (Cost $1,299)			1,303

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	400	291

Total Foreign Currency-Denominated Issues (Cost $565)			291

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		400	367

Total Convertible Preferred Securities (Cost $400)			367

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.005% due 01/04/2010		$641	641

(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $655. Repurchase proceeds are $641.)
U.S. TREASURY BILLS 0.5%
0.174% due 02/25/2010 - 03/25/2010 (b)(e)		1,300	1,300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.3%
		347,522	3,479

Total Short-Term Instruments (Cost $5,420)			5,420

Total Investments 113.6% (Cost $307,946)			314,681
Written Options (i) (0.1%) (Premiums $704)			(312)
Other Assets and Liabilities (Net) (13.5%)			(37,321)

Net Assets 100.0%			$277,048

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Portfolio.

(e) Securities with an aggregate market value of $1,477 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $54,667 at a weighted average interest rate of 0.340%. On December 31, 2009, securities valued at $24,259 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $552 and cash of $31 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	42	$90
90-Day Eurodollar June Futures	Long	06/2010	169	117
90-Day Eurodollar March Futures	Long	03/2010	101	161
Euro-Bobl March Futures	Long	03/2010	43	(64)

				$304

(h) Swap agreements outstanding on December 31, 2009:

Asset Swaps

Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counter party	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
U.S. Treasury Inflation Indexed Bonds 0.875% due 04/15/2010	Cash Flow from Underlying Asset	3-Month USD-LIBOR	04/15/2010	BNP	$8,500	$(1,248)	$(1,239)	$(9)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GATX Financial Corp.	CITI	(1.070%)	03/20/2016	1.111%	$1,000	$2	$0	$2
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	2.015%	1,500	(163)	0	(163)

						$(161)	$0	$(161)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	GSC	(1.000%)	06/20/2014	$3,968	$(32)	$81	$(113)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR- FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,800	$97	$0	$97
Pay	1-Month EUR- FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,600	88	(4)	92
Pay	1-Month EUR- FRCPXTOB Index	2.146%	10/15/2010	UBS		1,600	94	0	94
Pay	1-Month EUR- FRCPXTOB Index	2.028%	10/15/2011	JPM		3,700	178	0	178
Pay	1-Month EUR- FRCPXTOB Index	2.095%	10/15/2011	UBS		6,900	368	0	368
Pay	1-Month EUR- FRCPXTOB Index	1.988%	12/15/2011	BNP		4,500	165	0	165

							$990	$(4)	$994

(i) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	$1,200	$6	$1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,200	7	13
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,200	33	13
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	42
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	02/17/2010	5,000	53	2
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	1,200	10	1
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,200	5	13
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	600	4	3
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,000	32	57
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,100	16	6
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,100	50	29
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	18,000	289	127
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	900	6	5

							$704	$312

(j) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	357	01/2010	RBS	$0	$(11)	$(11)
Sell	CHF	889	03/2010	CITI	0	(3)	(3)
Buy	EUR	1,817	01/2010	GSC	6	0	6
Sell		50	01/2010	RBC	1	0	1
Sell		1,600	01/2010	RBS	28	0	28
Sell		1,214	03/2010	GSC	23	0	23
Sell	JPY	123,275	01/2010	BNP	50	0	50
Buy	KRW	1,244,120	02/2010	CITI	24	0	24
Buy		890,280	02/2010	DUB	14	0	14
Buy		535,950	02/2010	JPM	10	0	10
Buy		48,000	07/2010	BCLY	0	0	0
Buy		336,235	07/2010	DUB	6	0	6
Buy		79,495	07/2010	MSC	0	0	0
Buy		190,281	08/2010	MSC	0	0	0
Buy		85,571	11/2010	BCLY	0	(1)	(1)
Buy		46,778	11/2010	CITI	0	0	0
Buy	SGD	1,530	02/2010	CITI	0	(12)	(12)
Buy		976	02/2010	GSC	0	(5)	(5)

					$162	$(32)	$130

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$34,089	$0	$34,089
U.S. Treasury Obligations	0	250,373	0	250,373
Mortgage-Backed Securities	0	14,643	0	14,643
Other Investments+++	3,846	11,730	0	15,576

Investments, at value	$3,846	$310,835	$0	$314,681
Financial Derivative Instruments++++	$304	$538	$(9)	$833

Total	$4,150	$311,373	$(9)	$315,514

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
Financial Derivative Instruments++++	$1,104	$0	$0	$0	$(119)	$(994)	$(9)	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on Swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Short-Term Floating NAV Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 4.9%
American Express Centurion Bank
0.314% due 07/13/2010	$16,725	$16,695
Bank of America Corp.
0.387% due 05/21/2010	7,250	7,240
0.391% due 02/12/2010	1,065	1,065
0.442% due 08/13/2010	3,000	3,003
Bank of America N.A.
1.700% due 12/23/2010	22,075	22,280
Bank of Scotland PLC
0.250% due 06/18/2010	13,278	13,189
0.250% due 06/28/2010	3,635	3,590
0.275% due 06/11/2010	2,930	2,905
4.265% due 07/12/2010	10,000	10,092
BBVA U.S. Senior SAU
0.304% due 03/12/2010	16,800	16,800
Bear Stearns Cos. LLC
0.511% due 01/31/2011	5,000	5,009
Citigroup Funding, Inc.
1.325% due 05/07/2010	7,952	7,971
Citigroup Global Markets Holdings, Inc.
0.384% due 07/15/2010	31,000	30,753
Citigroup, Inc.
0.421% due 05/18/2010	5,156	5,151
0.422% due 08/13/2010	37,445	37,358
4.125% due 02/22/2010	17,380	17,444
5.125% due 02/14/2011	11,974	12,358
6.500% due 01/18/2011	40,950	42,833
Countrywide Financial Corp.
4.500% due 06/15/2010	1,250	1,271
Credit Agricole S.A.
0.304% due 05/28/2010	500	500
Credit Suisse USA, Inc.
4.125% due 01/15/2010	640	641
Fortis Bank Nederland NV
0.655% due 12/11/2010	2,000	2,005
General Electric Capital Corp.
0.260% due 03/12/2010	16,500	16,502
0.314% due 01/04/2010	29,500	29,500
0.400% due 03/12/2010	8,700	8,702
7.375% due 01/19/2010	270	271
Goldman Sachs Group, Inc.
7.800% due 01/28/2010	1,317	1,323
HSBC Finance Corp.
0.334% due 03/12/2010	26,854	26,839
0.524% due 05/10/2010	33,700	33,692
4.625% due 09/15/2010	23,747	24,341
4.750% due 04/15/2010	3,985	4,027
5.250% due 01/14/2011	2,500	2,589
6.375% due 08/01/2010	8,750	8,996
8.000% due 07/15/2010	17,444	18,080
ING Security Life Institutional Funding
4.250% due 01/15/2010	600	599
Inter-American Development Bank
7.375% due 01/15/2010	10,000	10,021
JPMorgan Chase & Co.
6.750% due 02/01/2011	2,000	2,110
Lloyds TSB Bank PLC
0.802% due 02/17/2011 (c)	24,300	24,423
1.071% due 04/01/2011	3,800	3,828
2.300% due 04/01/2011	650	659
Macquarie Bank Ltd.
0.484% due 02/16/2010	2,570	2,570
1.975% due 01/15/2010	3,400	3,397
MassMutual Global Funding II
3.500% due 03/15/2010	4,935	4,951
Merrill Lynch & Co., Inc.
0.498% due 02/05/2010	2,206	2,207
2.522% due 05/12/2010	62,150	62,663
4.250% due 02/08/2010	4,310	4,324
4.500% due 11/04/2010	8,300	8,534
Metropolitan Life Global Funding I
0.312% due 05/17/2010	9,375	9,366
1.001% due 06/25/2010	10,000	10,014
4.625% due 08/19/2010	4,705	4,792
Monumental Global Funding II
0.222% due 11/26/2010	602	599
0.450% due 07/18/2010	6,530	6,434
Monumental Global Funding III
0.232% due 05/26/2010	1,322	1,316
0.395% due 03/26/2010	2,000	1,987
0.733% due 01/15/2010	1,000	999
Morgan Stanley
0.323% due 01/15/2010	7,260	7,260
0.374% due 01/15/2010	10,000	10,000
0.375% due 05/07/2010	8,385	8,383
0.534% due 01/18/2011	20,503	20,411
0.564% due 01/15/2010	10,315	10,316
2.372% due 05/14/2010	26,466	26,659
4.000% due 01/15/2010	9,307	9,314
5.050% due 01/21/2011	17,400	18,052
6.750% due 04/15/2011	7,600	8,055
National City Corp.
0.424% due 06/16/2010	445	444
Pricoa Global Funding I
0.494% due 01/15/2010	4,885	4,885
1.055% due 06/04/2010	27,860	27,878
Principal Life Income Funding Trusts
0.653% due 09/17/2010	30,000	29,977
Royal Bank of Canada
4.125% due 01/26/2010	3,393	3,399
Santander U.S. Debt S.A. Unipersonal
0.333% due 07/23/2010	4,719	4,715
Simon Property Group LP
4.600% due 06/15/2010	9,885	10,032
Sovereign Bancorp, Inc.
4.900% due 09/23/2010	2,793	2,853
Sun Life Financial Global Funding LP
0.501% due 07/06/2010	9,850	9,810
Suncorp-Metway Ltd.
0.628% due 12/17/2010	2,700	2,707
Svensk ExportKredit AB
4.875% due 01/19/2010	750	751
Swedbank AB
0.822% due 05/13/2011	2,040	2,038
U.S. Bancorp
0.679% due 02/04/2010	600	600
UBS AG
1.173% due 06/19/2010	4,590	4,558
1.193% due 04/22/2010	4,550	4,550
1.198% due 05/05/2010	6,850	6,859
Verizon Global Funding Corp.
7.250% due 12/01/2010	6,500	6,871
Wal-Mart Stores, Inc.
4.000% due 01/15/2010	1,500	1,501
Wells Fargo & Co.
0.732% due 01/24/2011	5,871	5,888
4.200% due 01/15/2010	2,000	2,002

Total Corporate Bonds & Notes (Cost $850,795)		851,576

U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
0.174% due 07/13/2010	50,500	50,503
0.218% due 02/12/2010	4,000	4,001
0.228% due 08/05/2010	20,769	20,780
0.233% due 01/21/2010	17,750	17,753
0.630% due 10/22/2010	20,000	20,079
1.500% due 09/16/2010	115	115
2.000% due 03/02/2011	6,000	6,017
2.125% due 04/15/2011	13,000	13,057
2.375% due 05/20/2010	50	50
2.500% due 04/09/2010	168	169
2.875% due 10/12/2010	455	463
3.000% due 07/12/2010	380	386
3.100% due 02/04/2010	79,500	79,698
3.250% due 02/10/2010 - 08/12/2010	19,140	19,349
3.875% due 02/15/2010	1,866	1,874
4.125% due 05/15/2010	4,057	4,116
4.250% due 08/15/2010	162	166
4.300% due 01/19/2010 - 02/17/2010	6,528	6,550
4.375% due 09/13/2010	35	36
4.500% due 02/15/2011	4,080	4,259
4.625% due 06/01/2010	66,125	67,342
4.750% due 03/12/2010 - 12/15/2010	121,427	125,260
5.125% due 07/13/2010	1,000	1,024
6.625% due 11/15/2010	208	219
7.250% due 01/15/2010	7,427	7,444
Federal Farm Credit Bank
0.114% due 10/12/2010	80,750	80,712
0.190% due 05/17/2011	35,000	34,944
0.252% due 11/03/2010	47,000	46,988
0.340% due 03/03/2010	40,000	40,010
0.454% due 02/11/2010	20,000	20,020
0.585% due 12/09/2010	1,600	1,606
0.625% due 10/01/2010	1,803	1,809
2.250% due 07/01/2010	30	30
3.750% due 04/09/2010 - 12/06/2010	4,275	4,390
3.875% due 05/07/2010	15	15
4.750% due 05/07/2010	267	271
4.875% due 02/18/2011	10,000	10,470
5.320% due 05/11/2010	225	229
6.320% due 10/12/2010	25	26
Federal Home Loan Bank
0.150% due 05/26/2011	150,000	150,004
0.163% due 01/14/2011	30,000	29,993
0.250% due 05/27/2011 - 06/21/2011	325,000	324,715
0.570% due 12/29/2010	100,000	100,015
0.700% due 04/18/2011	25,000	24,977
0.800% due 05/17/2010	400	401
0.850% due 01/20/2011	12,530	12,563
0.950% due 04/01/2010 - 02/03/2011	57,785	57,987
1.100% due 03/10/2010	1,000	1,002
1.375% due 08/27/2010	65	65
2.375% due 04/30/2010	365	368
2.750% due 03/12/2010 - 06/18/2010	36,220	36,429
3.000% due 06/11/2010	55,000	55,680
3.100% due 08/25/2010	50	51
3.460% due 04/15/2010	14,500	14,636
3.625% due 12/17/2010	31,635	32,552
3.750% due 01/08/2010	3,215	3,216
3.875% due 01/15/2010	3,270	3,274
4.080% due 04/26/2010	15	15
4.375% due 03/17/2010 - 10/22/2010	121,960	123,034
4.400% due 06/15/2010	400	408
4.500% due 06/22/2010 - 09/10/2010	2,955	3,017
4.540% due 07/06/2010	205	209
4.700% due 08/10/2010	60	61
4.750% due 08/13/2010	5,850	6,000
4.875% due 03/12/2010 - 12/10/2010	22,375	23,208
5.000% due 01/26/2010 - 03/12/2010	125	126
5.125% due 09/29/2010	500	516
7.375% due 02/12/2010	800	806
Freddie Mac
0.000% due 03/05/2010 - 03/15/2010	14,749	14,747
0.084% due 07/10/2015	90,000	90,126
0.141% due 02/01/2011	4,000	3,998
0.184% due 07/12/2010 - 07/14/2010	41,100	41,117
0.219% due 09/24/2010	855	856
0.226% due 09/10/2010	1,000	1,001
0.231% due 12/30/2010	1,900	1,901
0.242% due 08/24/2010	22,888	22,905
1.450% due 09/10/2010	36	36
1.930% due 02/11/2011	40,000	40,058
2.375% due 05/28/2010	1,320	1,332
2.875% due 04/30/2010 - 11/23/2010	231	235
3.250% due 07/16/2010	121	123
3.750% due 07/30/2010	1,800	1,832
4.125% due 10/18/2010	9,763	10,039
4.160% due 10/13/2010	525	539
4.500% due 07/06/2010	2	2
4.750% due 08/09/2010 - 01/18/2011	49,577	51,373
4.875% due 02/09/2010	250	251
5.000% due 10/18/2010	28	29
6.875% due 09/15/2010	10,446	10,920
7.000% due 03/15/2010	2,511	2,545

Total U.S. Government Agencies (Cost $1,993,437)		1,993,523

U.S. TREASURY OBLIGATIONS 2.5%
Treasury Inflation Protected Securities (b)
4.250% due 01/15/2010	160,233	160,621
U.S. Treasury Notes
0.875% due 02/28/2011	110,000	110,301
1.250% due 11/30/2010	150,000	151,102

Total U.S. Treasury Obligations (Cost $421,973)		422,024

ASSET-BACKED SECURITIES 0.2%
Ally Auto Receivables Trust
0.396% due 09/15/2010	10,145	10,148
Ford Credit Auto Owner Trust
0.357% due 09/15/2010	12,373	12,376
0.796% due 07/15/2010	4,007	4,008
0.988% due 06/15/2010	3,957	3,958

Total Asset-Backed Securities (Cost $30,482)		30,490

SOVEREIGN ISSUES 0.7%
Societe Financement de l’Economie Francaise
1.500% due 10/29/2010	125,000	125,610

Total Sovereign Issues (Cost $126,025)		125,610

SHORT-TERM INSTRUMENTS 76.3%
CERTIFICATES OF DEPOSIT 2.6%
Banco Bilbao Vizcaya Argentaria S.A.
0.430% due 01/22/2010	1,850	1,850
Bank of Tokyo-Mitsubishi UFJ
0.180% due 01/07/2010	100,000	100,000
0.200% due 01/08/2010	45,000	45,000
Barclays Bank PLC
1.071% due 03/22/2011	39,200	39,177
Dexia Credit Local S.A.
0.320% due 02/09/2010	185,000	185,000
Royal Bank of Scotland Group PLC
0.616% due 03/01/2010	48,000	48,003
0.833% due 07/19/2010	30,000	29,941
SunTrust Bank
0.271% due 01/29/2010	3,004	3,004

		451,975

COMMERCIAL PAPER 61.4%
Banco Bilbao Vizcaya Argentaria S.A.
0.160% due 01/07/2010	40,000	39,999
0.320% due 04/22/2010	37,050	37,020
Bank of America Corp.
0.310% due 01/19/2010	61,000	60,992
0.340% due 04/05/2010	3,500	3,498
Barclays U.S. Funding LLC
0.675% due 02/12/2010	64,000	63,953
0.710% due 02/05/2010	17,800	17,789
BNP Paribas Finance, Inc.
0.360% due 03/01/2010	68,000	67,962
Citibank N.A.
0.950% due 01/07/2010	25,000	24,998
0.950% due 01/08/2010	75,000	74,992
Citigroup Funding, Inc.
0.200% due 01/20/2010	15,000	14,999
0.270% due 01/11/2010	45,000	44,998
0.300% due 01/15/2010	50,000	49,995
0.350% due 01/19/2010	8,000	7,999
DnB NOR Bank ASA
0.400% due 02/16/2010	62,000	61,970
ENI Finance USA, Inc.
0.180% due 01/06/2010	1,000	1,000
0.180% due 01/14/2010	45,000	44,998
0.180% due 01/15/2010	16,000	15,999
Fannie Mae
0.065% due 02/01/2010	32,500	32,498
0.066% due 02/04/2010	145,400	145,391
0.081% due 01/27/2010	15,600	15,599
0.090% due 02/03/2010	178,420	178,406
0.091% due 01/20/2010	119,400	119,395
0.105% due 02/10/2010	1,000	1,000
0.105% due 01/13/2010	18,400	18,400
0.112% due 01/19/2010	139,200	139,194
0.140% due 03/15/2010	341,900	341,873
0.145% due 02/05/2010	18,000	17,998
0.159% due 04/07/2010	1,400	1,400
0.160% due 04/02/2010	2,000	1,999
0.170% due 01/14/2010	1,000	1,000
0.180% due 04/19/2010	30,100	30,092
0.180% due 04/22/2010	322,400	322,313
0.180% due 05/24/2010	143,330	143,269
0.182% due 05/05/2010	76,400	76,372
0.185% due 04/14/2010	3,300	3,299
0.185% due 05/25/2010	5,000	4,996
0.195% due 02/24/2010	22,200	22,198
0.198% due 03/17/2010	14,000	13,999
0.350% due 03/01/2010	50,000	49,990
0.385% due 12/01/2010	8,000	7,973
0.407% due 05/03/2010	5,250	5,248
Farmer Mac
0.080% due 01/04/2010	100,000	100,000
Federal Farm Credit Bank
0.120% due 12/28/2010	25,000	24,995
Federal Home Loan Bank
0.052% due 01/06/2010	111,300	111,300
0.052% due 01/08/2010	557,600	557,597
0.054% due 01/21/2010	100	100
0.059% due 01/27/2010	93,300	93,295
0.060% due 03/03/2010	700	700
0.070% due 02/03/2010	31,000	30,998
0.073% due 01/13/2010	425,498	425,490
0.073% due 02/24/2010	20,000	19,998
0.080% due 02/17/2010	8,400	8,400
0.100% due 01/29/2010	175,913	175,901
0.100% due 02/12/2010	2,400	2,400
0.110% due 02/05/2010	700	700
0.115% due 03/12/2010	139,000	138,990
0.119% due 01/04/2010	62,900	62,900
0.120% due 02/19/2010	3,600	3,600
0.167% due 01/20/2010	39,750	39,748
0.180% due 11/17/2010	168,700	168,586
0.205% due 02/26/2010	35,000	34,994
0.230% due 07/09/2010	90,300	90,350
0.300% due 04/01/2010	2,900	2,899
0.330% due 02/01/2010	14,600	14,599
0.375% due 11/04/2010	45,000	44,940
0.550% due 06/04/2010	74,000	74,130
0.560% due 06/22/2010	7,250	7,262
0.625% due 07/06/2010	10,000	10,000
0.710% due 01/27/2010	25,800	25,800
0.790% due 03/11/2010	50,100	50,162
0.800% due 04/23/2010	108,000	108,224
0.830% due 03/02/2010	48,000	48,047
0.870% due 01/26/2010	800	800
0.900% due 01/15/2010	87,900	87,898
0.960% due 01/28/2010	79,350	79,396
1.020% due 02/12/2010	50,000	49,998
1.050% due 02/17/2010	150,650	150,649
Freddie Mac
0.065% due 02/19/2010	58,100	58,095
0.070% due 01/28/2010	10,600	10,600
0.097% due 02/08/2010	14,106	14,105
0.108% due 01/19/2010	104,303	104,299
0.110% due 01/11/2010	300	300
0.115% due 01/26/2010	4,402	4,402
0.115% due 03/23/2010	367,000	366,968
0.117% due 02/03/2010	36,408	36,405
0.131% due 02/16/2010	23,100	23,097
0.139% due 03/02/2010	209,300	209,260
0.140% due 02/01/2010	93,000	92,993
0.148% due 01/05/2010	38,404	38,404
0.152% due 03/17/2010	14,500	14,499
0.153% due 02/02/2010	239,665	239,637
0.159% due 03/09/2010	12,600	12,599
0.160% due 04/01/2010	658,894	658,750
0.162% due 02/23/2010	58,400	58,389
0.162% due 05/17/2010	113,735	113,689
0.163% due 01/27/2010	16,600	16,599
0.164% due 03/16/2010	77,700	77,694
0.173% due 04/12/2010	126,900	126,869
0.175% due 05/11/2010	195,000	194,924
0.178% due 04/07/2010	4,100	4,099
0.179% due 01/20/2010	27,900	27,898
0.180% due 04/06/2010	3,800	3,799
0.180% due 05/03/2010	500	500
0.182% due 03/24/2010	281,500	281,475
0.185% due 04/22/2010	17,050	17,045
0.190% due 05/04/2010	3,000	2,999
0.190% due 05/10/2010	8,400	8,397
0.192% due 04/19/2010	1,300	1,300
0.195% due 03/15/2010	38,300	38,297
0.198% due 01/21/2010	14,900	14,899
0.200% due 01/25/2010	75,710	75,706
0.205% due 01/06/2010	10,900	10,900
0.206% due 03/22/2010	65,955	65,949
0.212% due 02/22/2010	300	300
0.213% due 03/08/2010	1,300	1,300
0.251% due 03/31/2010	8,400	8,399
0.319% due 03/29/2010	4,700	4,699
0.328% due 01/04/2010	160,203	160,203
GDF Suez
0.180% due 02/10/2010	46,000	45,991
0.190% due 01/08/2010	75,000	74,998
0.200% due 01/22/2010	31,200	31,197
Groupe BPCE
0.220% due 01/25/2010	100,000	99,987
0.240% due 02/05/2010	123,000	122,974
0.260% due 02/19/2010	2,500	2,499
0.270% due 01/11/2010	60,000	59,997
ING Funding LLC
0.380% due 03/01/2010	65,000	64,961
JPMorgan Chase & Co.
0.250% due 01/05/2010	7,500	7,500
Lloyds Banking Group PLC
0.630% due 03/10/2010	15,000	14,993
Metropolitan Life Global Funding I
0.853% due 09/17/2010	33,400	33,434
Nordea North America, Inc.
0.215% due 01/19/2010	9,000	8,999
Rabobank USA Financial Corp.
0.270% due 01/25/2010	10,000	9,998
0.300% due 02/18/2010	35,800	35,787
0.330% due 03/11/2010	25,000	24,989
Royal Bank of Scotland Group PLC
0.860% due 02/17/2010	30,000	29,968
Société de Prise de Participation de l’Etat
0.150% due 02/22/2010	100,000	99,980
0.160% due 01/11/2010	86,600	86,597
Societe Generale N.A.
0.190% due 01/15/2010	200,000	199,988
0.435% due 02/12/2010	56,500	56,473
Standard Chartered Bank N.A.
0.260% due 01/04/2010	50,000	50,000
Straight-A Funding LLC
0.140% due 01/07/2010	33,000	33,000
0.150% due 01/05/2010	45,875	45,875
0.150% due 01/21/2010	171,086	171,074
0.180% due 02/02/2010	14,500	14,498
0.190% due 01/19/2010	50,000	49,996
0.190% due 02/01/2010	10,000	9,999
0.200% due 02/05/2010	50,000	49,991
0.200% due 02/08/2010	34,028	34,021
0.200% due 02/12/2010	51,200	51,189
0.203% due 02/10/2010	50,146	50,136
Svenska Handelsbanken AB
0.185% due 02/26/2010	108,000	107,971
Swedbank AB
0.375% due 03/15/2010	50,000	49,973
World Bank
0.130% due 02/12/2010	305,000	304,960
0.170% due 02/24/2010	50,000	49,988

		10,557,631

TIME DEPOSITS 4.2%
State Street Bank and Trust Grand Cayman
0.000% due 01/04/2010	717,000	717,000

REPURCHASE AGREEMENTS 6.5%
Banc of America Securities LLC
0.090% due 01/06/2010	100,000	100,000
(Dated 11/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $101,683. Repurchase proceeds are $100,000.)
0.100% due 01/06/2010	100,000	100,000
(Dated 12/15/2009. Collateralized by U.S. Treasury Notes 3.125% due 10/31/2016 valued at $100,057. Repurchase proceeds are $100,000.)
0.100% due 01/15/2010	32,000	32,000
(Dated 12/16/2009. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $32,074. Repurchase proceeds are $32,000.)
0.350% due 12/07/2011	30,629	30,629

(Dated 12/07/2009. Collateralized by Burlington Resources, Inc. 8.200% due 03/15/2025 valued at $8,049; News America, Inc. 6.750% due 01/09/2038 valued at $6,567; Protective Life Corp. 7.375% due 10/15/2019 valued at $8,016; Safeway, Inc. 6.500% due 03/01/2011 valued at $5,459; and Vodafone Group PLC 5.500% due 06/15/2011 valued at $5,358. Repurchase proceeds are $30,629.)

Barclays Capital, Inc.
0.100% due 01/07/2010	50,000	50,000
(Dated 12/17/2009. Collateralized by Freddie Mac 0.110% due 11/09/2011 valued at $51,512. Repurchase proceeds are $50,000.)
0.100% due 01/12/2010	100,000	100,000
(Dated 11/30/2009. Collateralized by Freddie Mac 0.189% due 05/04/2011 valued at $102,919. Repurchase proceeds are $100,000.)
0.110% due 01/04/2010	54,000	54,000
(Dated 12/16/2009. Collateralized by Freddie Mac 7.000% due 03/15/2010 valued at $55,616. Repurchase proceeds are $54,000.)
0.340% due 11/06/2011	24,620	24,620

(Dated 11/06/2009. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $8,705; Time Warner 10.150% due 05/01/2012 valued at $12,047; and Tyco International Group S.A. 6.375% due 10/15/2011 valued at $5,651. Repurchase proceeds are $24,620.)

0.340% due 12/29/2011	5,510	5,510
(Dated 12/30/2009. Collateralized by Western Oil Sands, Inc. 8.375% due 05/01/2012 valued at $5,826. Repurchase proceeds are $5,510.)
BNP Paribas Bank
0.005% due 01/04/2010	16,300	16,300
(Dated 12/31/2009. Collateralized by U.S. Treasury Bonds 4.500% - 6.250% due 05/15/2030 - 02/15/2036 valued at $16,616. Repurchase proceeds are $16,300.)
Deutsche Bank AG
0.090% due 01/05/2010	137,500	137,500
(Dated 12/22/2009. Collateralized by Fannie Mae 2.186% - 2.400% due 05/07/2012 - 08/24/2012 valued at $140,019. Repurchase proceeds are $137,500.)
Goldman Sachs & Co.
0.010% due 01/04/2010	4,000	4,000
(Dated 12/31/2009. Collateralized by Freddie Mac 3.000% due 12/30/2014 valued at $4,076. Repurchase proceeds are $4,000.)
0.090% due 01/05/2010	100,000	100,000
(Dated 11/25/2009. Collateralized by Fannie Mae 5.000% due 04/01/2038 valued at $96,715. Repurchase proceeds are $100,000.)
0.100% due 01/06/2010	128,900	128,900
(Dated 12/23/2009. Collateralized by Fannie Mae 4.500% due 07/01/2024 valued at $127,555. Repurchase proceeds are $128,900.)
0.100% due 01/07/2010	99,000	99,000
(Dated 12/17/2009. Collateralized by Ginnie Mae 5.000% due 08/15/2039 valued at $98,747. Repurchase proceeds are $99,000.)
0.110% due 01/05/2010	81,000	81,000
(Dated 12/03/2009. Collateralized by Fannie Mae 5.500% due 09/01/2036 valued at $78,787. Repurchase proceeds are $81,000.)
JPMorgan Chase Bank N.A.
0.010% due 01/04/2010	300	300
(Dated 12/31/2009. Collateralized by U.S. Treasury Bonds 7.625% due 02/15/2025 valued at $307. Repurchase proceeds are $300.)
0.000% due 01/04/2010	1,800	1,800
(Dated 12/31/2009. Collateralized by Freddie Mac 7.000% due 03/15/2010 valued at $1,837. Repurchase proceeds are $1,800.)
0.000% due 01/04/2010	3,800	3,800
(Dated 12/31/2009. Collateralized by U.S. Treasury Bonds 7.625% due 02/15/2025 valued at $3,880. Repurchase proceeds are $3,800.)
0.010% due 01/04/2010	900	900
(Dated 12/31/2009. Collateralized by Freddie Mac 1.850% due 12/21/2012 valued at $925. Repurchase proceeds are $900.)
Morgan Stanley
0.080% due 01/06/2010	50,000	50,000
(Dated 12/18/2009. Collateralized by Freddie Mac 2.000% due 03/16/2011 valued at $51,074. Repurchase proceeds are $50,000.)
State Street Bank and Trust Co.
0.005% due 01/04/2010	248	248
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $255. Repurchase proceeds are $248.)

		1,120,507

U.S. CASH MANAGEMENT BILLS 0.4%
0.143% due 04/01/2010	68,237	68,229

U.S. TREASURY BILLS 1.2%
0.197% due 01/07/2010 - 08/26/2010 (a)	208,971	208,752

Total Short-Term Instruments (Cost $13,123,427)		13,124,094

Total Investments 96.2%		$16,547,317
(Cost $16,546,139)

Other Assets and Liabilities (Net) 3.8%		658,354

Net Assets 100.0%		$17,205,671

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Restricted securities as of December 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds TSB Bank PLC	0.802%	02/17/2011	11/12/2009	$23,733	$23,719	0.14%
Lloyds TSB Bank PLC	0.802%	02/17/2011	12/16/2009	704	704	0.00%

				$24,437	$24,423	0.14%

(d) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Government Agencies	$0	$1,993,523	$0	$1,993,523
Short-Term Instruments	0	13,124,094	0	13,124,094
Other Investments+++	0	1,387,539	42,161	1,429,700

Investments, at value	$0	$16,505,156	$42,161	$16,547,317

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009
Other Investments+++	$0	$42,317	$(26)	$0	$(130)	$0	$42,161	$(130)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

See Accompanying Notes

Schedule of Investments

Short-Term Floating NAV Portfolio II

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 4.5%
Bank of America Corp.
0.387% due 05/21/2010	$500	$499
Bank of Scotland PLC
0.250% due 06/18/2010	300	298
0.250% due 06/28/2010	2,700	2,667
0.300% due 12/08/2010	500	492
Citigroup, Inc.
0.422% due 08/13/2010	4,641	4,630
6.500% due 01/18/2011	2,600	2,720
General Electric Capital Corp.
1.625% due 01/07/2011	2,000	2,022
4.875% due 10/21/2010	2,435	2,519
Goldman Sachs Group, Inc.
7.800% due 01/28/2010	1,200	1,205
HSBC Finance Corp.
0.524% due 05/10/2010	2,000	2,000
4.625% due 09/15/2010	5,400	5,535
8.000% due 07/15/2010	1,250	1,296
JPMorgan Chase & Co.
6.750% due 02/01/2011	1,000	1,055
Kreditanstalt fuer Wiederaufbau
0.532% due 03/02/2011	250	250
Macquarie Bank Ltd.
1.975% due 01/15/2010	3,000	2,997
Merrill Lynch & Co., Inc.
0.349% due 03/23/2010	1,000	1,000
2.522% due 05/12/2010	250	252
4.500% due 11/04/2010	3,200	3,290
Morgan Stanley
0.564% due 01/15/2010	1,663	1,663
2.900% due 12/01/2010	2,000	2,045
4.000% due 01/15/2010	225	225
5.050% due 01/21/2011	3,000	3,112
Pricoa Global Funding I
1.055% due 06/04/2010	2,000	2,001
Principal Life Income Funding Trusts
0.653% due 09/17/2010	5,000	4,996
Rabobank Nederland NV
0.233% due 02/01/2010	1,247	1,247
Svensk ExportKredit AB
4.875% due 01/19/2010	750	751
UBS AG
1.193% due 04/22/2010	100	100
Verizon Global Funding Corp.
7.250% due 12/01/2010	2,000	2,114
Wachovia Corp.
4.375% due 06/01/2010	1,500	1,525

Total Corporate Bonds & Notes (Cost $54,414)		54,506

U.S. GOVERNMENT AGENCIES 22.8%
Fannie Mae
0.000% due 05/15/2010	884	882
0.174% due 07/13/2010	500	500
0.218% due 02/12/2010	2,000	2,001
0.228% due 08/05/2010	5,000	5,003
0.630% due 10/22/2010	11,000	11,043
1.500% due 09/16/2010	2,500	2,510
1.750% due 03/23/2011	2,964	3,001
2.375% due 05/20/2010	144	145
2.500% due 04/09/2010	19,375	19,497
3.000% due 07/12/2010	300	305
3.250% due 02/10/2010 - 08/12/2010	1,030	1,048
3.625% due 05/28/2010	20	20
3.875% due 02/15/2010	94	94
4.230% due 02/22/2010	1,160	1,166
4.375% due 09/13/2010	241	247
4.400% due 03/08/2010	65	65
4.625% due 06/01/2010	5,000	5,092
4.700% due 07/28/2010	150	153
4.750% due 12/15/2010	297	309
5.125% due 04/15/2011	1,710	1,807
5.500% due 03/15/2011	4,189	4,428
6.625% due 11/15/2010	990	1,043
7.125% due 06/15/2010	1,619	1,670
7.250% due 01/15/2010	2,668	2,674
Federal Farm Credit Bank
0.114% due 10/12/2010	10,000	9,995
0.190% due 05/17/2011	15,000	14,976
0.252% due 11/03/2010	3,000	2,999
0.340% due 03/03/2010	14,200	14,204
0.454% due 02/11/2010	12,520	12,532
0.484% due 11/04/2010	1,000	1,003
1.800% due 03/17/2011	700	709
2.250% due 07/01/2010	68	69
2.330% due 09/03/2010	550	557
2.750% due 05/04/2010	55	55
3.200% due 07/15/2010	50	51
3.680% due 03/24/2010	25	25
4.180% due 09/22/2010	55	56
4.450% due 08/27/2010	4,700	4,819
4.650% due 04/05/2010	30	30
4.750% due 05/07/2010	240	244
4.875% due 02/18/2011	2,706	2,833
5.000% due 09/21/2010	25	26
5.250% due 09/13/2010	720	743
5.750% due 01/18/2011	125	132
Federal Home Loan Bank
0.150% due 05/26/2011	20,000	20,001
0.163% due 01/14/2011	5,000	4,999
0.250% due 05/27/2011	32,600	32,573
0.500% due 10/15/2010	3,630	3,629
0.620% due 11/08/2010	5,650	5,673
0.850% due 12/03/2010	250	251
0.880% due 01/20/2011	6,000	6,010
1.000% due 07/06/2010	50	50
1.050% due 03/09/2010	1,650	1,653
1.060% due 07/13/2010	500	502
1.300% due 07/30/2010	500	503
1.375% due 09/09/2010	50	50
1.625% due 01/21/2011	3,005	3,039
2.750% due 06/18/2010	1,375	1,391
3.000% due 06/11/2010 - 12/10/2010	4,715	4,788
3.375% due 05/14/2010 - 10/20/2010	1,140	1,162
3.510% due 06/24/2010	40	41
3.875% due 01/15/2010 - 02/12/2010	500	501
4.125% due 08/13/2010	1,690	1,727
4.200% due 05/24/2010	30	30
4.250% due 11/15/2010	180	186
4.375% due 03/17/2010 - 10/22/2010	350	355
4.500% due 03/29/2010 - 05/12/2010	40	41
4.550% due 05/18/2010	75	76
4.625% due 02/18/2011	930	971
4.750% due 08/13/2010 - 12/10/2010	710	736
4.765% due 04/13/2010	25	25
4.785% due 08/26/2010	15	15
4.800% due 04/05/2010	25	25
4.875% due 03/12/2010 - 12/10/2010	2,100	2,180
5.000% due 07/28/2010 - 03/23/2011	1,460	1,505
5.125% due 09/10/2010 - 09/29/2010	1,785	1,843
5.250% due 06/11/2010	35	36
6.625% due 11/15/2010	265	279
6.875% due 08/13/2010	35	36
Freddie Mac
0.141% due 02/01/2011	2,000	1,999
0.184% due 07/12/2010	7,000	7,003
0.235% due 09/03/2010	3,000	3,002
1.450% due 09/10/2010	683	688
1.930% due 02/11/2011	5,000	5,007
2.750% due 04/11/2011	4,000	4,100
3.125% due 02/04/2010 - 10/25/2010	425	427
3.230% due 08/13/2010	15	15
3.250% due 07/16/2010	4,111	4,180
3.880% due 09/17/2010	2,600	2,660
4.020% due 04/28/2010	18	18
4.125% due 04/14/2010 - 10/18/2010	1,262	1,294
4.250% due 10/28/2010	25	26
4.300% due 02/03/2011	425	441
4.500% due 07/06/2010	3	3
4.750% due 09/22/2010 - 12/08/2010	453	467
4.875% due 08/16/2010	664	682
5.000% due 10/18/2010	44	45
5.125% due 08/23/2010 - 04/18/2011	5,370	5,600
5.625% due 03/15/2011	1,323	1,401
6.875% due 09/15/2010	5,811	6,075
7.000% due 03/15/2010	260	264
Tennessee Valley Authority
5.625% due 01/18/2011	4,070	4,282

Total U.S. Government Agencies (Cost $277,358)		277,322

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Notes
0.875% due 02/28/2011	14,300	14,339

Total U.S. Treasury Obligations (Cost $14,339)		14,339

ASSET-BACKED SECURITIES 0.2%
Ally Auto Receivables Trust
0.396% due 09/15/2010	1,015	1,015
Ford Credit Auto Owner Trust
0.357% due 09/15/2010	859	859

Total Asset-Backed Securities (Cost $1,874)		1,874

SHORT-TERM INSTRUMENTS 65.9%
CERTIFICATES OF DEPOSIT 1.6%
Bank of Tokyo-Mitsubishi UFJ
0.200% due 01/08/2010	5,000	5,000
Dexia Credit Local S.A.
0.320% due 02/09/2010	6,000	6,000
Royal Bank of Scotland Group PLC
0.331% due 01/29/2010	1,500	1,500
0.616% due 03/01/2010	2,000	2,000
0.833% due 07/19/2010	5,500	5,489

		19,989

COMMERCIAL PAPER 23.3%
Banco Bilbao Vizcaya Argentaria S.A.
0.320% due 04/22/2010	2,000	1,998
Bank of America Corp.
0.310% due 01/19/2010	1,000	1,000
0.340% due 04/05/2010	2,500	2,498
Barclays U.S. Funding LLC
0.675% due 02/12/2010	3,000	2,998
0.710% due 02/05/2010	3,500	3,498
BNP Paribas Finance, Inc.
0.360% due 03/01/2010	9,000	8,995
Citibank N.A.
0.950% due 01/08/2010	3,000	3,000
Citigroup Funding, Inc.
0.200% due 01/20/2010	10,000	9,999
0.270% due 01/11/2010	5,000	5,000
0.350% due 01/19/2010	2,000	2,000
DnB NOR Bank ASA
0.220% due 01/11/2010	1,100	1,100
0.400% due 02/16/2010	6,000	5,997
ENI Finance USA, Inc.
0.170% due 01/08/2010	3,500	3,500
Fannie Mae
0.145% due 02/05/2010	4,000	3,999
0.350% due 03/01/2010	2,000	1,999
Federal Home Loan Bank
0.043% due 01/13/2010	1,750	1,750
0.073% due 01/13/2010	11,400	11,400
0.073% due 02/24/2010	7,600	7,599
0.080% due 01/11/2010	1,000	1,000
0.180% due 11/17/2010	15,000	14,990
0.230% due 07/06/2010	1,000	999
0.550% due 05/28/2010	6,000	6,010
0.790% due 03/11/2010	1,000	1,001
0.800% due 04/23/2010	7,000	7,015
0.820% due 04/28/2010	1,000	1,002
0.830% due 03/02/2010	2,000	2,002
0.880% due 01/04/2010	24,300	24,300
1.020% due 02/12/2010	75	75
1.050% due 02/23/2010	250	250
Freddie Mac
0.153% due 02/02/2010	3,000	3,000
0.162% due 05/17/2010	5,000	4,998
0.175% due 05/11/2010	5,000	4,998
0.200% due 06/01/2010	251	251
0.250% due 07/15/2010	115	115
0.365% due 03/31/2010	14,700	14,699
0.409% due 03/16/2010	100	100
0.515% due 01/04/2010	10,400	10,400
GDF Suez
0.180% due 02/10/2010	4,000	3,999
0.200% due 01/22/2010	3,800	3,800
Groupe BPCE
0.260% due 02/19/2010	2,000	1,999
JPMorgan Chase & Co.
0.250% due 01/05/2010	2,500	2,500
Metropolitan Life Global Funding I
0.853% due 09/17/2010	9,100	9,109
Nordea North America, Inc.
0.215% due 01/19/2010	1,000	1,000
Rabobank USA Financial Corp.
0.300% due 02/18/2010	5,000	4,998
Royal Bank of Scotland Group PLC
0.860% due 02/17/2010	1,000	999
Société de Prise de Participation de l'Etat
0.160% due 01/11/2010	6,150	6,150
Societe Generale N.A.
0.200% due 01/07/2010	1,600	1,600
0.435% due 02/12/2010	3,000	2,999
Straight-A Funding LLC
0.140% due 01/07/2010	22,000	22,000
0.150% due 01/21/2010	5,000	5,000
0.180% due 02/02/2010	5,500	5,499
0.200% due 02/08/2010	5,500	5,499
0.200% due 02/12/2010	3,500	3,499
Svenska Handelsbanken AB
0.185% due 02/26/2010	6,000	5,998
World Bank
0.090% due 01/19/2010	700	700
0.130% due 02/12/2010	20,000	19,997

		282,880

REPURCHASE AGREEMENTS 38.2%
Barclays Capital, Inc.
0.100% due 01/12/2010	5,000	5,000
(Dated 11/30/2009. Collateralized by Freddie Mac 0.189% due 05/04/2011 valued at $5,146. Repurchase proceeds are $5,000.)
Credit Suisse Securities (USA) LLC
0.000% due 01/04/2010	6,600	6,600
(Dated 12/31/2009. Collateralized by U.S. Cash Management Bills 0.348% due 06/10/2010 valued at $6,760. Repurchase proceeds are $6,600.)
Deutsche Bank AG
0.090% due 01/05/2010	29,100	29,100
(Dated 12/22/2009. Collateralized by Fannie Mae 2.400% due 08/24/2012 valued at $29,607. Repurchase proceeds are $29,100.)
Goldman Sachs & Co.
0.010% due 01/04/2010	120,400	120,400
(Dated 12/31/2009. Collateralized by Freddie Mac 2.500% - 5.125% due 07/15/2012 - 04/23/2014 valued at $122,991. Repurchase proceeds are $120,400.)	5,000	5,000
0.090% due 01/05/2010
(Dated 11/30/2009. Collateralized by Fannie Mae 5.000% due 05/01/2038 valued at $4,821. Repurchase proceeds are $5,000.)
0.100% due 01/06/2010	58,500	58,500
(Dated 12/23/2009. Collateralized by Fannie Mae 4.500% due 08/01/2024 valued at $57,655. Repurchase proceeds are $58,500.)
Greenwich Capital Markets, Inc.
0.010% due 01/04/2010	120,400	120,400
(Dated 12/31/2009. Collateralized by Freddie Mac 0.750% due 01/18/2011 valued at $122,773. Repurchase proceeds are $120,400.)
Morgan Stanley
0.000% due 01/04/2010	119,400	119,400
(Dated 12/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 04/15/2012 valued at $122,007. Repurchase proceeds are $119,400.)

		464,400

U.S. TREASURY BILLS 2.8%
0.333% due 08/26/2010 - 09/23/2010 (a)	34,000	33,930

Total Short-Term Instruments (Cost $801,185)		801,199

Total Investments 94.6% (Cost $1,149,170)		$1,149,240
Other Assets and Liabilities (Net) 5.4%		64,977

Net Assets 100.0%		$1,214,217

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Foreign currency contracts outstanding on December 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	2	01/2010	CITI	$0	$0	$0
Buy		2	01/2010	UBS	0	0	0

					$0	$0	$0

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Government Agencies	$0	$277,322	$0	$277,322
Short-Term Instruments	0	801,199	0	801,199
Other Investments+++	0	70,719	0	70,719

Investments, at value	$0	$1,149,240	$0	$1,149,240

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 15.5%
BANKING & FINANCE 8.8%
American Express Centurion Bank
0.314% due 07/13/2010	$10,000	$9,982
American International Group, Inc.
8.175% due 05/15/2068	3,000	2,003
BAE Systems Holdings, Inc.
6.400% due 12/15/2011	2,000	2,125
Bank of Scotland PLC
0.317% due 12/08/2010	5,000	4,910
Barrick International Bank Corp.
5.750% due 10/15/2016	3,000	3,130
Bear Stearns Cos. LLC
6.950% due 08/10/2012	5,863	6,555
CNA Financial Corp.
5.850% due 12/15/2014	3,000	2,960
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	5,092
Credit Suisse New York
5.000% due 05/15/2013	6,500	6,937
DBS Bank Ltd.
0.492% due 05/16/2017	25,000	23,899
First Union National Bank of Florida
6.180% due 02/15/2036	600	613
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	3,925
iStar Financial, Inc.
5.950% due 10/15/2013	6,000	3,555
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	4,000	800
6.200% due 09/26/2014 (a)	5,000	1,000
7.000% due 09/27/2027 (a)	2,000	400
Morgan Stanley
0.734% due 10/18/2016	5,000	4,639
0.764% due 10/15/2015	3,000	2,817
ORIX Corp.
5.480% due 11/22/2011	5,000	5,023
Residential Capital LLC
8.000% due 02/22/2011	5,000	4,025
SLM Corp.
0.512% due 10/25/2011	8,000	7,492
Textron Financial Corp.
4.600% due 05/03/2010	2,000	2,000
UBS AG
1.173% due 06/19/2010	25,000	24,827

		128,709

INDUSTRIALS 5.8%
American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013	15,000	15,000
AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,656
5.875% due 10/15/2012	3,000	3,245
Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,625
Daimler Finance North America LLC
5.750% due 09/08/2011	14,000	14,712
Dow Chemical Co.
2.525% due 08/08/2011	10,000	10,181
Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	4,302
Lennar Corp.
5.950% due 10/17/2011	3,000	3,037
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	594	598
Northwest Airlines, Inc.
7.150% due 04/01/2021	13,430	11,684
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	2,500	2,570
Sealed Air Corp.
5.625% due 07/15/2013	5,000	5,291
Time Warner, Inc.
5.875% due 11/15/2016	5,000	5,405
United Airlines, Inc.
6.636% due 01/02/2024	1,365	1,161
Weatherford International Ltd.
4.950% due 10/15/2013	2,500	2,609

		85,076

UTILITIES 0.9%
Consumers Energy Co.
5.000% due 02/15/2012	3,000	3,152
Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	3,020
DPL, Inc.
6.875% due 09/01/2011	2,500	2,673
Progress Energy, Inc.
7.100% due 03/01/2011	3,348	3,545
		12,390

Total Corporate Bonds & Notes (Cost $240,781)		226,175

U.S. GOVERNMENT AGENCIES 18.8%
Fannie Mae
0.291% due 12/25/2036 - 07/25/2037	14,439	13,105
0.351% due 03/25/2034	418	377
0.381% due 10/25/2035	5,317	4,918
0.531% due 01/25/2034	127	126
0.581% due 05/25/2042 - 02/25/2044	1,418	1,386
0.631% due 08/25/2017 - 12/25/2033	992	989
0.681% due 02/25/2033	667	664
0.682% due 10/18/2030	274	272
0.700% due 09/17/2027	135	134
0.731% due 08/25/2031 - 09/25/2034	7,204	7,127
0.732% due 11/18/2030 - 05/18/2032	687	685
0.750% due 12/25/2013	38	38
0.781% due 12/25/2030	129	129
0.850% due 04/25/2022 - 12/25/2023	197	196
0.881% due 09/25/2023 - 11/25/2031	510	509
0.900% due 10/25/2022	131	131
0.931% due 04/25/2032	304	304
0.950% due 09/25/2022	41	41
1.000% due 05/25/2022	177	177
1.050% due 09/25/2020	101	101
1.080% due 01/25/2022	160	160
1.231% due 04/25/2032	187	187
1.250% due 12/25/2023	722	727
1.400% due 09/25/2023 - 10/25/2023	217	220
1.450% due 05/25/2022	161	160
1.607% due 03/25/2027	840	841
1.626% due 03/25/2027	366	370
1.832% due 07/01/2042 - 07/01/2044	2,493	2,458
1.882% due 09/01/2041	95	94
2.032% due 09/01/2040	25	25
2.090% due 05/01/2034	425	433
2.099% due 06/01/2033	456	457
2.218% due 10/01/2034	668	675
2.244% due 05/01/2034	240	240
2.272% due 06/01/2034	154	155
2.301% due 07/01/2036	319	326
2.363% due 07/01/2036	1,322	1,347
2.410% due 08/01/2035 - 03/01/2036	1,281	1,316
2.445% due 04/01/2034	84	86
2.459% due 04/25/2023	50	50
2.476% due 08/01/2028	371	377
2.500% due 09/01/2032	118	121
2.522% due 07/01/2027 - 11/01/2040	125	125
2.544% due 08/01/2032	58	59
2.545% due 04/01/2034	209	215
2.553% due 11/01/2035	593	596
2.565% due 11/01/2035	273	275
2.566% due 08/01/2034	231	236
2.582% due 09/01/2033	236	242
2.597% due 08/01/2035	293	298
2.628% due 11/01/2035	206	208
2.640% due 10/01/2024	33	34
2.647% due 09/01/2034	510	529
2.652% due 05/01/2032	163	165
2.654% due 09/01/2034	225	231
2.657% due 11/01/2032	314	319
2.658% due 12/01/2034	136	139
2.665% due 01/01/2034	156	159
2.679% due 08/01/2033	88	89
2.695% due 01/01/2033	63	65
2.710% due 11/01/2026	479	492
2.715% due 10/01/2032	194	196
2.723% due 07/01/2022 - 08/01/2032	26	26
2.729% due 07/01/2033	87	89
2.742% due 03/01/2034	436	451
2.745% due 11/01/2034	388	396
2.757% due 05/01/2033	72	75
2.772% due 04/01/2034	201	204
2.775% due 09/01/2032	194	197
2.777% due 01/01/2036	47	49
2.779% due 11/01/2034	78	79
2.781% due 10/01/2035	751	779
2.782% due 04/01/2028	131	133
2.790% due 04/01/2034	166	169
2.804% due 09/01/2034	708	720
2.807% due 11/01/2034	144	146
2.820% due 01/01/2035	32	33
2.853% due 05/01/2033	165	168
2.869% due 08/01/2036	460	477
2.899% due 06/01/2034	646	657
2.910% due 04/01/2033 - 06/01/2034	174	178
2.940% due 03/25/2022	22	22
2.947% due 07/01/2034	903	936
2.980% due 07/01/2036	585	604
2.987% due 01/01/2035	109	111
2.993% due 11/01/2032	108	110
2.998% due 11/01/2034	82	84
3.023% due 05/01/2034	199	203
3.031% due 07/01/2018	31	32
3.039% due 08/01/2033	283	290
3.040% due 10/25/2021	63	64
3.058% due 10/01/2034	130	134
3.060% due 11/01/2024	154	160
3.097% due 11/01/2034	615	631
3.121% due 06/01/2034	75	78
3.123% due 05/01/2032	108	111
3.124% due 04/01/2034	125	129
3.169% due 07/01/2035	505	524
3.177% due 01/01/2019	353	359
3.179% due 09/01/2033	183	188
3.203% due 12/01/2030	6	6
3.206% due 07/01/2034	477	487
3.217% due 01/01/2036	797	796
3.220% due 03/01/2034	777	803
3.232% due 07/01/2033	339	351
3.234% due 11/01/2033	642	663
3.248% due 09/01/2033	282	286
3.263% due 01/01/2033	42	43
3.303% due 08/01/2035	805	828
3.349% due 12/01/2040	206	212
3.367% due 11/01/2034	108	110
3.368% due 09/01/2029	268	275
3.369% due 06/01/2030	3	3
3.390% due 07/01/2033	315	320
3.395% due 05/01/2036	1,357	1,384
3.398% due 08/01/2034	612	631
3.402% due 03/01/2033	122	124
3.405% due 07/01/2026	620	638
3.500% due 08/01/2010 - 01/01/2035	384	391
3.510% due 01/01/2035	523	535
3.543% due 10/01/2043	32	33
3.587% due 06/01/2034	628	643
3.588% due 02/01/2034	490	506
3.611% due 01/01/2035	398	411
3.636% due 08/01/2033	225	229
3.671% due 05/01/2033 - 07/01/2033	551	567
3.725% due 04/01/2033	8	8
3.731% due 05/01/2036	338	350
3.752% due 05/01/2034	195	202
3.776% due 03/01/2034	944	971
3.805% due 02/01/2034	279	288
3.816% due 08/01/2046	1,088	1,130
3.832% due 04/01/2033	189	196
3.904% due 12/01/2034	294	301
3.929% due 03/01/2034	117	120
3.930% due 07/01/2034	273	284
3.945% due 11/01/2033	626	648
3.975% due 05/01/2036	168	174
3.977% due 03/01/2033	316	329
3.978% due 12/01/2033	319	326
3.993% due 03/01/2035	992	1,026
4.000% due 08/01/2010 - 12/25/2029	2,218	2,255
4.002% due 12/01/2033	272	280
4.027% due 02/01/2034	698	717
4.106% due 01/01/2033	26	26
4.124% due 02/01/2035	361	375
4.143% due 04/01/2024	13	13
4.158% due 07/01/2035	109	112
4.167% due 04/01/2040	1,122	1,121
4.172% due 07/01/2033	45	46
4.175% due 09/01/2033	607	630
4.188% due 11/01/2033	426	443
4.191% due 12/01/2033 - 02/01/2035	989	1,019
4.193% due 04/01/2033	668	678
4.198% due 04/01/2034	169	176
4.200% due 09/01/2033	149	155
4.227% due 03/01/2036	527	544
4.274% due 05/01/2033	67	69
4.275% due 03/01/2033	38	39
4.336% due 09/01/2033	321	327
4.352% due 01/01/2035	172	176
4.376% due 04/01/2033	96	99
4.402% due 05/01/2035	574	595
4.409% due 03/01/2034	718	739
4.437% due 01/01/2033	241	247
4.439% due 02/01/2032	227	233
4.445% due 01/01/2033	55	55
4.465% due 12/01/2033	589	601
4.500% due 03/01/2010 - 08/01/2035	9,680	9,944
4.528% due 01/01/2034	92	95
4.529% due 10/01/2033	1,478	1,525
4.568% due 08/01/2033	658	678
4.582% due 09/01/2033	781	809
4.603% due 09/01/2017	31	31
4.629% due 01/01/2033	83	86
4.631% due 04/01/2033	542	558
4.634% due 07/01/2029	34	34
4.635% due 12/01/2018	35	35
4.636% due 06/01/2035	148	154
4.642% due 06/01/2033	362	382
4.644% due 12/01/2032	206	207
4.646% due 10/01/2033	317	329
4.657% due 07/01/2035	1,008	1,039
4.713% due 03/01/2035	589	600
4.724% due 02/01/2035	239	247
4.765% due 02/01/2035	160	166
4.773% due 07/01/2035	226	234
4.823% due 11/01/2033	470	488
4.826% due 03/01/2035	616	634
4.849% due 12/01/2035	268	274
4.850% due 02/01/2013	86	89
4.857% due 04/01/2035	93	97
4.881% due 09/01/2035	1,197	1,253
4.883% due 04/01/2035	216	225
4.885% due 11/01/2043	135	139
4.932% due 08/25/2042	100	104
4.938% due 03/01/2036	1,139	1,188
4.941% due 05/01/2035	416	430
4.962% due 08/01/2035	772	794
4.971% due 12/01/2035	205	214
4.974% due 04/01/2035	207	217
4.976% due 02/01/2034	323	337
4.985% due 10/01/2035	626	642
5.000% due 01/01/2010 - 11/25/2035	5,663	5,814
5.014% due 07/01/2035	118	123
5.037% due 07/01/2035	172	179
5.068% due 03/01/2033	162	171
5.081% due 06/01/2035	1,679	1,761
5.084% due 11/01/2036	198	209
5.087% due 05/01/2037	711	749
5.165% due 09/01/2035	934	979
5.238% due 01/01/2037	47	50
5.246% due 12/01/2035	704	733
5.255% due 05/01/2035	752	792
5.260% due 06/01/2023	1,170	1,180
5.265% due 04/01/2036	738	775
5.312% due 05/01/2036	489	512
5.318% due 02/01/2035	333	341
5.328% due 12/01/2035	822	859
5.393% due 03/01/2038	1,000	1,058
5.416% due 10/01/2032	244	260
5.470% due 01/01/2036	178	188
5.495% due 04/01/2036	51	53
5.500% due 03/01/2012 - 02/01/2036	3,750	3,930
5.553% due 12/01/2036	1,094	1,155
5.558% due 07/01/2036	570	602
5.586% due 10/01/2012	23	23
5.594% due 01/01/2036	50	53
5.622% due 03/01/2037	556	588
5.628% due 12/01/2032	197	209
5.684% due 12/01/2036	134	141
5.879% due 05/01/2037	1,779	1,843
5.950% due 02/25/2044	2,049	2,196
6.000% due 09/25/2014 - 08/25/2044	3,354	3,465
6.095% due 05/01/2036	695	738
6.154% due 07/01/2037	953	1,015
6.203% due 09/01/2036	54	57
6.250% due 05/25/2042	88	96
6.332% due 02/01/2037	421	449
6.500% due 01/01/2016 - 01/25/2044	3,635	3,943
6.701% due 06/01/2030	36	36
7.000% due 02/01/2011 - 02/25/2044	1,123	1,204
7.010% due 11/01/2014	20	20
7.500% due 12/01/2014 - 05/25/2042	278	304
7.775% due 05/01/2030	27	28
8.000% due 08/25/2022 - 10/01/2026	347	392
9.000% due 03/25/2020 - 01/01/2026	325	371
9.500% due 07/01/2021	92	106
Federal Housing Administration
7.430% due 07/01/2018 - 07/25/2022	620	619
8.360% due 06/01/2012	29	29
Freddie Mac
0.208% due 08/05/2011 (c)	323	323
0.327% due 03/09/2011	315	316
0.491% due 08/25/2031	743	675
0.511% due 09/25/2031	815	788
0.533% due 04/15/2035 - 03/15/2036	50	49
0.581% due 06/25/2029	194	167
0.583% due 06/15/2018 - 03/15/2029	1,491	1,485
0.631% due 05/25/2043	2,445	2,466
0.633% due 07/15/2026 - 01/15/2033	685	681
0.700% due 03/15/2024	250	248
0.733% due 01/15/2032	67	67
0.750% due 05/15/2023 - 10/15/2026	546	542
0.783% due 02/15/2032 - 03/15/2032	544	541
0.833% due 06/15/2029 - 12/15/2031	1,303	1,301
0.850% due 08/15/2022 - 03/15/2023	558	555
0.950% due 04/15/2022	104	104
1.185% due 03/15/2029	760	760
1.809% due 10/15/2013	91	91
1.832% due 10/25/2044 - 02/25/2045	850	807
2.032% due 07/25/2044	5,027	4,791
2.178% due 08/01/2015	47	47
2.494% due 08/01/2033	90	92
2.522% due 02/01/2019	102	101
2.540% due 09/01/2034	172	174
2.637% due 11/01/2034	1,753	1,810
2.716% due 11/01/2033	109	112
2.719% due 10/01/2033	720	741
2.721% due 10/01/2033	356	367
2.722% due 10/01/2033	182	187
2.725% due 11/01/2033 - 11/01/2034	804	828
2.730% due 03/01/2034 - 04/01/2034	2,181	2,243
2.738% due 10/01/2034	631	650
2.739% due 03/01/2034	447	458
2.740% due 04/01/2034	272	280
2.744% due 04/01/2034	694	715
2.750% due 04/01/2032	614	630
2.752% due 04/01/2034	1,206	1,241
2.764% due 03/01/2032	350	360
2.780% due 03/01/2034	245	252
2.790% due 10/01/2034	1,154	1,188
2.832% due 09/01/2034	254	259
2.880% due 07/01/2033 - 09/01/2034	2,414	2,487
2.892% due 07/01/2034	295	303
2.941% due 12/01/2034	60	62
2.971% due 05/01/2034	922	948
3.000% due 01/01/2028	17	18
3.065% due 11/01/2031	167	171
3.070% due 08/01/2034	976	1,011
3.082% due 01/01/2030	166	164
3.097% due 10/01/2029	31	32
3.160% due 04/01/2034	26	26
3.225% due 09/01/2030	134	138
3.277% due 02/01/2034	487	503
3.290% due 09/01/2036	134	136
3.318% due 09/01/2034	318	327
3.348% due 01/01/2034	106	109
3.391% due 03/01/2030	104	107
3.431% due 08/01/2035	1,169	1,199
3.439% due 08/01/2023	21	22
3.498% due 09/01/2035	76	79
3.500% due 03/15/2018	30	31
3.533% due 09/01/2034	102	105
3.549% due 07/01/2036	948	964
3.616% due 06/01/2036	422	437
3.734% due 08/01/2036	592	614
3.834% due 01/01/2035	58	61
3.842% due 03/01/2034	1,230	1,274
3.865% due 08/01/2036	510	522
3.883% due 06/01/2033	45	47
3.898% due 04/01/2034	505	522
3.924% due 11/01/2034	352	365
3.965% due 01/01/2035	97	100
4.000% due 08/15/2014 - 10/15/2026	4,635	4,736
4.072% due 01/01/2030	313	324
4.113% due 12/01/2033	303	312
4.222% due 04/01/2036	477	492
4.243% due 07/01/2033	205	208
4.267% due 12/01/2033	216	223
4.278% due 12/01/2033	317	327
4.342% due 03/01/2035	151	156
4.358% due 01/01/2035	403	412
4.361% due 12/01/2034	62	63
4.400% due 01/01/2035	68	70
4.460% due 11/01/2034 - 09/01/2035	872	905
4.487% due 03/01/2035	586	605
4.500% due 09/01/2010 - 08/15/2034	12,418	12,658
4.528% due 12/01/2034	1,999	2,067
4.546% due 11/01/2034	840	867
4.582% due 01/01/2035	262	270
4.604% due 03/01/2035	752	777
4.677% due 12/01/2032	108	111
4.750% due 12/15/2016 - 01/15/2031	335	343
4.770% due 04/01/2035	1,897	1,954
4.787% due 08/01/2035	986	1,024
4.808% due 02/01/2035	1,318	1,364
4.846% due 09/01/2035	102	106
4.852% due 03/01/2035	454	465
4.880% due 03/01/2035	53	55
4.881% due 01/01/2035	543	563
4.885% due 07/01/2035	1,029	1,081
4.920% due 04/01/2035	620	645
4.931% due 07/01/2033	46	48
4.933% due 07/01/2035	46	48
4.954% due 01/01/2036	109	114
4.983% due 03/01/2035	613	634
5.000% due 01/01/2010 - 08/15/2025	4,785	4,892
5.025% due 08/01/2035	497	522
5.026% due 05/01/2033 - 06/01/2035	130	136
5.043% due 05/01/2035	1,008	1,051
5.058% due 12/01/2035	78	81
5.104% due 04/01/2036	346	362
5.149% due 05/01/2035	596	605
5.159% due 11/01/2035	2,988	3,119
5.193% due 01/01/2034	276	284
5.211% due 07/01/2019	16	16
5.222% due 11/01/2033	1,861	1,953
5.230% due 08/01/2036	1,368	1,401
5.235% due 02/01/2036	80	83
5.241% due 10/01/2035	1,206	1,250
5.252% due 03/01/2036	1,558	1,632
5.257% due 02/01/2037	1,136	1,193
5.258% due 02/01/2036	130	136
5.260% due 02/01/2036	110	115
5.273% due 09/01/2035	294	310
5.284% due 09/01/2035	688	705
5.285% due 02/01/2037	118	124
5.294% due 02/01/2036	76	80
5.316% due 04/01/2037	66	68
5.344% due 12/01/2036	867	911
5.380% due 02/01/2036	190	199
5.397% due 11/01/2036	1,497	1,562
5.500% due 07/01/2012 - 10/15/2032	3,623	3,784
5.544% due 12/01/2035	774	789
5.546% due 12/01/2034	70	74
5.574% due 12/01/2036	2,389	2,523
5.575% due 12/01/2034	309	317
5.658% due 04/01/2037	1,829	1,924
5.699% due 03/01/2036	106	112
5.741% due 11/01/2035	23	25
5.792% due 11/01/2036	100	105
5.804% due 01/01/2037	91	96
5.953% due 07/01/2036	28	30
5.989% due 11/01/2036	63	66
6.000% due 04/01/2016 - 05/01/2035	6,340	6,680
6.083% due 01/01/2037	598	634
6.211% due 08/01/2037	877	932
6.250% due 12/15/2023	43	46
6.475% due 01/01/2037	174	185
6.500% due 05/15/2012	27	27
7.000% due 06/01/2017 - 07/15/2027	505	518
8.500% due 11/15/2021	361	398
Ginnie Mae
0.432% due 01/16/2031	33	33
0.583% due 06/20/2032	113	113
0.632% due 02/16/2032	203	203
0.633% due 04/20/2031	519	516
0.682% due 03/16/2031	196	195
0.732% due 04/16/2030 - 04/16/2032	274	272
3.625% due 07/20/2026 - 07/20/2031	1,236	1,265
4.125% due 10/20/2029	1,360	1,390
4.250% due 01/20/2030	16	17
4.375% due 02/20/2025 - 01/20/2027	674	695
4.500% due 08/20/2035	266	276
6.000% due 01/15/2032 - 03/15/2032	13	14
8.000% due 06/20/2025	2	2
8.500% due 12/20/2026 - 11/20/2027	37	43

Total U.S. Government Agencies (Cost $267,929)		274,268

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.000% due 07/31/2011 (c)	2,936	2,941
1.000% due 09/30/2011 (c)	316	316

Total U.S. Treasury Obligations (Cost $3,263)		3,257

MORTGAGE-BACKED SECURITIES 42.3%
ABN AMRO Mortgage Corp.
5.000% due 07/25/2018	1,072	1,078
Adjustable Rate Mortgage Trust
0.481% due 10/25/2035	32	21
0.601% due 02/25/2035	1,293	743
0.971% due 01/25/2035	800	616
3.142% due 03/25/2035	23,583	20,709
3.450% due 01/25/2035	2,152	2,011
3.713% due 01/25/2036	2,557	1,972
4.140% due 05/25/2035	1,045	982
5.364% due 11/25/2035	829	561
5.401% due 01/25/2036	715	595
American Home Mortgage Assets
0.441% due 10/25/2046	2,275	1,158
American Home Mortgage Investment Trust
2.231% due 02/25/2045	2,851	2,231
2.698% due 10/25/2034	919	687
5.660% due 09/25/2045	595	470
Banc of America Alternative Loan Trust
5.000% due 06/25/2019	1,283	1,278
Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049	1,100	1,099
Banc of America Funding Corp.
0.731% due 06/26/2035	9,443	7,249
0.731% due 07/26/2036	5,200	4,323
3.127% due 03/20/2035	144	115
3.267% due 05/25/2035	2,522	2,373
3.483% due 11/20/2034	5,383	4,407
5.321% due 11/20/2035	682	462
Banc of America Large Loan, Inc.
0.743% due 08/15/2029	14,753	13,037
Banc of America Mortgage Securities, Inc.
0.631% due 03/25/2034	49	49
3.821% due 02/25/2034	2,390	2,007
3.906% due 04/25/2034	659	597
4.500% due 02/25/2018	200	200
5.000% due 12/25/2018	221	222
5.233% due 10/25/2035	370	304
5.250% due 03/25/2034	77	77
5.420% due 02/25/2033	416	349
6.500% due 09/25/2033	1,242	1,257
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	2,390	2,086
2.940% due 03/25/2035	3,020	2,646
3.131% due 11/25/2034	1,788	1,654
3.349% due 01/25/2035	286	224
3.708% due 01/25/2034	577	544
3.734% due 10/25/2034	7,364	5,904
3.770% due 01/25/2034	1,251	1,109
4.112% due 05/25/2033	2	2
4.456% due 02/25/2033	6	6
4.462% due 10/25/2035	2,690	2,241
4.503% due 08/25/2033	891	845
4.567% due 07/25/2034	264	231
4.625% due 10/25/2035	5,124	4,369
4.748% due 10/25/2033	6	6
4.891% due 10/25/2033	3	3
4.948% due 10/25/2033	158	144
4.974% due 01/25/2035	980	898
4.990% due 04/25/2033	465	413
5.432% due 04/25/2033	134	124
5.436% due 05/25/2047	1,854	1,314
5.632% due 02/25/2033	38	38
Bear Stearns Alt-A Trust
0.391% due 02/25/2034	1,368	920
0.401% due 08/25/2036	28	13
0.431% due 02/25/2034	5,578	2,339
3.523% due 11/25/2035	46	9
3.746% due 11/25/2034	8,340	5,898
5.310% due 05/25/2035	183	127
5.618% due 11/25/2036	813	471
5.672% due 01/25/2036	4,069	2,396
6.250% due 08/25/2036	8,385	5,311
Bear Stearns Commercial Mortgage Securities
5.016% due 02/11/2044	1,806	1,850
5.243% due 12/11/2038	800	654
6.440% due 06/16/2030	70	70
Cendant Mortgage Corp.
5.250% due 10/25/2033	17	18
Chase Mortgage Finance Corp.
3.899% due 02/25/2037	6,288	2,915
5.000% due 04/25/2018	128	128
5.231% due 12/25/2035	1,720	1,585
5.250% due 01/25/2034	589	593
Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	1,147	1,149
5.000% due 02/25/2035	200	164
5.500% due 09/25/2035	750	740
Citigroup Mortgage Loan Trust, Inc.
1.031% due 08/25/2035	705	463
2.510% due 08/25/2035	3,841	3,408
2.990% due 12/25/2035	636	562
4.248% due 08/25/2035	10,286	9,171
5.978% due 09/25/2037	3,802	2,667
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	7,000	6,091
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	703	529
Commercial Mortgage Pass-Through Certificates
0.732% due 02/16/2034	9,585	8,381
5.306% due 12/10/2046	20,549	17,586
Countrywide Alternative Loan Trust
0.421% due 09/25/2046	1,466	699
0.428% due 12/20/2046	4,362	2,138
0.431% due 06/25/2037	4,657	2,196
0.443% due 07/20/2046	1,905	830
0.631% due 03/25/2034	318	282
1.544% due 02/25/2036	787	415
1.854% due 07/20/2035	834	391
5.153% due 06/25/2037	7,489	1,796
5.302% due 10/25/2035	513	380
5.500% due 02/25/2034	90	88
5.882% due 02/25/2037	1,682	1,153
6.110% due 08/25/2036	864	784
Countrywide Home Loan Mortgage Pass-Through Trust
0.571% due 06/25/2035	5,221	4,601
0.581% due 08/25/2035	794	567
0.771% due 02/25/2035	523	345
3.647% due 04/20/2035	3,772	3,558
3.849% due 08/25/2034	6,318	4,764
3.998% due 08/25/2034	7,593	6,511
4.098% due 11/19/2033	407	385
4.304% due 06/20/2035	845	567
4.500% due 10/25/2018	90	86
5.000% due 05/25/2034	1,959	1,880
5.230% due 01/20/2035	1,092	970
5.250% due 02/20/2036	105	53
5.500% due 04/25/2033	376	376
5.500% due 10/25/2035	206	205
5.500% due 11/25/2035	1,035	733
5.850% due 05/25/2036	243	235
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	800	648
CS First Boston Mortgage Securities Corp.
3.292% due 07/25/2033	1,238	1,128
3.322% due 01/25/2034	4,918	4,310
3.668% due 11/25/2032	37	29
4.580% due 10/25/2033	4,489	4,294
5.298% due 03/25/2034	110	90
5.500% due 08/25/2034	110	107
6.500% due 04/25/2033	198	192
6.574% due 12/15/2035	3,500	3,562
CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	17,486
5.484% due 04/15/2047	700	571
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047	291	276
0.331% due 10/25/2036	33	30
5.000% due 10/25/2018	510	493
5.500% due 12/25/2035	2,000	1,425
First Horizon Alternative Mortgage Securities
2.545% due 07/25/2035	498	326
5.387% due 09/25/2035	153	105
First Horizon Asset Securities, Inc.
0.501% due 02/25/2035	289	194
2.916% due 12/25/2033	1,073	960
4.046% due 02/25/2035	517	492
5.000% due 03/25/2034	638	637
5.185% due 06/25/2033	2,519	2,215
First Republic Mortgage Loan Trust
0.533% due 08/15/2032	2,210	1,730
0.583% due 11/15/2031	424	361
0.633% due 11/15/2032	519	454
0.711% due 06/25/2030	456	415
GMAC Mortgage Corp. Loan Trust
4.565% due 06/25/2034	1,391	1,160
5.295% due 11/19/2035	848	672
5.500% due 09/25/2034	4,566	4,509
GS Mortgage Securities Corp. II
1.285% due 03/06/2020	3,000	2,442
GSAA Trust
6.000% due 04/01/2034	784	771
GSR Mortgage Loan Trust
0.581% due 01/25/2034	2,033	1,633
2.140% due 03/25/2033	75	72
3.264% due 12/25/2034	13,784	13,572
3.336% due 09/25/2035	20,616	14,587
3.726% due 06/25/2034	82	70
3.939% due 06/25/2034	917	817
4.500% due 08/25/2019	407	408
5.000% due 08/25/2019	400	406
5.016% due 05/25/2035	534	422
5.156% due 01/25/2036	787	605
5.335% due 11/25/2035	1,086	840
6.000% due 03/25/2032	71	71
GSRPM Mortgage Loan Trust
0.631% due 11/25/2031	469	458
Harborview Mortgage Loan Trust
0.363% due 04/19/2038	2,330	1,216
0.413% due 07/19/2046	1,554	743
0.423% due 02/19/2046	2,384	1,105
0.433% due 02/19/2046	125	36
0.453% due 05/19/2035	139	72
3.623% due 06/19/2034	10,750	8,897
3.979% due 05/19/2033	2,152	1,959
Indymac ARM Trust
2.819% due 01/25/2032	10	7
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046	339	318
0.421% due 09/25/2046	1,142	563
0.451% due 04/25/2046	1,885	879
1.011% due 05/25/2034	550	354
3.599% due 01/25/2035	3,529	2,460
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	5,088	3,972
JPMorgan Chase Commercial Mortgage Securities Corp.
0.323% due 11/15/2018	5,223	4,890
5.336% due 05/15/2047	16,100	14,000
JPMorgan Mortgage Trust
3.101% due 12/25/2034	151	138
3.965% due 07/25/2035	2,783	1,289
4.494% due 06/25/2035	106	98
4.640% due 09/25/2034	10	9
4.824% due 12/25/2034	380	355
4.954% due 11/25/2035	12,587	11,321
4.967% due 08/25/2035	1,980	1,964
5.004% due 07/25/2035	2,768	2,514
5.022% due 02/25/2035	1,791	1,648
5.121% due 10/25/2035	900	539
5.290% due 07/25/2035	7,178	6,899
5.363% due 08/25/2035	1,400	1,118
5.399% due 11/25/2035	743	647
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	14	14
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021	1,091	1,016
MASTR Adjustable Rate Mortgages Trust
3.096% due 11/21/2034	10,231	9,716
3.352% due 07/25/2034	5,183	4,334
4.845% due 01/25/2036	720	581
MASTR Asset Securitization Trust
5.000% due 04/25/2018	608	607
5.000% due 05/25/2018	183	183
5.500% due 09/25/2033	5,842	5,943
5.750% due 05/25/2036	3,963	3,826
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	787
5.485% due 03/12/2051	500	408
Merrill Lynch Floating Trust
0.303% due 06/15/2022	1,108	1,001
Merrill Lynch Mortgage Investors, Inc.
3.604% due 09/25/2033	36	33
4.875% due 06/25/2035	2,539	2,184
MLCC Mortgage Investors, Inc.
0.541% due 08/25/2028	284	236
0.561% due 06/25/2028	543	459
1.206% due 03/25/2028	1,768	1,409
2.411% due 01/25/2029	4,842	2,326
4.250% due 10/25/2035	3,881	3,427
4.434% due 04/25/2035	372	317
Morgan Stanley Capital I
0.294% due 10/15/2020	2,306	2,040
5.692% due 04/15/2049	600	507
Morgan Stanley Dean Witter Capital I
6.660% due 02/15/2033	3,137	3,230
Morgan Stanley Mortgage Loan Trust
3.035% due 07/25/2034	1,116	1,093
Nomura Asset Acceptance Corp.
0.621% due 10/25/2034	33	30
5.050% due 10/25/2035	135	82
Opteum Mortgage Acceptance Corp.
0.491% due 07/25/2035	1,009	797
Prime Mortgage Trust
0.631% due 02/25/2019	8	7
0.631% due 02/25/2034	24	22
RBSSP Resecuritization Trust
0.731% due 09/26/2036	13,042	11,441
Residential Accredit Loans, Inc.
0.531% due 08/25/2035	3,004	1,561
0.631% due 01/25/2033	1,302	1,207
0.661% due 02/25/2033	802	738
5.358% due 04/25/2035	13	3
5.500% due 08/25/2034	409	383
Residential Asset Mortgage Products, Inc.
5.250% due 09/25/2034	444	444
7.500% due 12/25/2031	1,633	1,532
Residential Asset Securitization Trust
0.731% due 03/25/2033	382	346
3.750% due 10/25/2018	54	51
5.250% due 04/25/2034	974	940
Residential Funding Mortgage Securities I
5.000% due 04/25/2018	72	72
5.564% due 02/25/2036	529	335
6.500% due 03/25/2032	80	80
Sequoia Mortgage Trust
0.533% due 12/20/2034	1,401	1,130
0.929% due 05/20/2034	1,809	1,291
Structured Adjustable Rate Mortgage Loan Trust
0.451% due 05/25/2037	16,971	9,636
0.471% due 03/25/2035	312	167
0.531% due 09/25/2034	411	163
3.234% due 07/25/2034	459	367
3.258% due 03/25/2034	146	124
3.394% due 08/25/2034	2,784	2,178
3.443% due 03/25/2034	687	593
5.491% due 07/25/2035	573	451
Structured Asset Mortgage Investments, Inc.
0.331% due 09/25/2047	2,113	1,996
0.401% due 03/25/2037	5,556	1,522
0.421% due 03/25/2037	4,957	720
0.451% due 05/25/2036	8,205	4,087
0.461% due 02/25/2036	1,995	1,124
0.573% due 05/19/2035	39	28
1.073% due 02/19/2033	877	601
3.345% due 02/19/2035	1,592	1,097
Structured Asset Securities Corp.
2.903% due 07/25/2032	13	10
3.107% due 11/25/2033	241	203
3.123% due 05/25/2032	70	61
3.716% due 10/25/2035	616	507
5.358% due 03/25/2033	1,870	1,819
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036	24	24
Thornburg Mortgage Securities Trust
0.341% due 11/25/2046	1,678	1,614
0.351% due 07/25/2036	1,957	1,900
0.351% due 10/25/2046	6,785	6,657
0.381% due 11/25/2046	2,523	2,243
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021	7,370	6,288
Wachovia Mortgage Loan Trust LLC
5.460% due 10/20/2035	843	707
WaMu Mortgage Pass-Through Certificates
0.451% due 08/25/2046	6,303	2,812
0.461% due 04/25/2045	362	267
0.471% due 06/25/2046	3,005	1,603
0.501% due 12/25/2045	4,854	3,401
0.521% due 07/25/2045	5,312	3,884
0.521% due 10/25/2045	7,162	5,141
0.521% due 12/25/2045	59	38
0.541% due 01/25/2045	6,795	5,179
0.551% due 08/25/2045	291	204
0.610% due 11/25/2034	215	160
0.620% due 11/25/2034	5,635	3,403
0.771% due 12/25/2027	4,022	3,026
1.304% due 04/25/2047	2,261	1,232
1.332% due 02/25/2047	2,062	1,119
1.354% due 12/25/2046	2,309	1,285
1.544% due 08/25/2046	230	127
1.744% due 11/25/2042	549	361
1.944% due 08/25/2042	46	34
2.044% due 11/25/2046	4,489	2,965
2.759% due 05/25/2046	1,366	572
2.772% due 07/25/2046	2,115	1,373
2.772% due 08/25/2046	5,227	3,086
2.772% due 09/25/2046	510	288
2.825% due 10/25/2033	508	452
2.851% due 08/25/2033	5,413	4,131
3.051% due 06/25/2033	1,276	1,192
3.668% due 03/25/2034	4,676	4,257
4.651% due 04/25/2035	1,500	1,499
4.671% due 05/25/2035	543	528
4.821% due 09/25/2035	652	590
4.825% due 10/25/2035	6,842	3,604
4.906% due 08/25/2035	2,305	2,243
5.387% due 02/25/2037	2,275	1,612
5.500% due 06/25/2034	605	593
5.673% due 02/25/2037	1,143	729
5.834% due 02/25/2037	1,299	898
Washington Mutual MSC Mortgage Pass-Through Certificates
3.056% due 02/25/2031	26	21
4.348% due 02/25/2033	110	87
4.414% due 02/25/2033	108	86
7.000% due 03/25/2034	465	473
Wells Fargo Mortgage-Backed Securities Trust
0.731% due 07/25/2037	1,589	962
2.995% due 11/25/2034	18,874	17,538
3.003% due 09/25/2034	934	886
3.239% due 06/25/2035	3,059	2,689
3.560% due 10/25/2035	1,624	1,516
4.233% due 02/25/2035	1,471	1,319
4.317% due 03/25/2035	2,504	2,213
4.338% due 04/25/2035	1,073	958
4.435% due 10/25/2033	637	606
4.500% due 08/25/2018	5,409	5,301
4.500% due 11/25/2018	4,845	4,841
4.578% due 12/25/2033	4,169	3,861
4.607% due 06/25/2035	6,839	6,533
4.677% due 01/25/2034	2,257	2,096
4.686% due 12/25/2033	1,353	1,324
4.721% due 07/25/2034	1,121	1,116
4.750% due 10/25/2018	4,990	4,990
4.950% due 03/25/2036	4,681	3,876
4.979% due 12/25/2034	849	822
5.000% due 07/25/2019	65	67
5.000% due 10/25/2035	263	237
5.010% due 03/25/2036	7,903	6,498
5.240% due 04/25/2036	154	135
5.589% due 07/25/2036	813	622
6.000% due 09/25/2036	603	548

Total Mortgage-Backed Securities (Cost $741,552)		618,456

ASSET-BACKED SECURITIES 15.4%
Accredited Mortgage Loan Trust
0.611% due 01/25/2034	359	192
Aurum CLO 2002-1 Ltd.
0.714% due 04/15/2014	3,524	3,385
Babson CLO Ltd.
0.534% due 07/20/2019	18,506	16,616
BankAmerica Manufactured Housing Contract Trust
6.940% due 04/10/2023	9,281	9,361
Bear Stearns Asset-Backed Securities Trust
0.281% due 11/25/2036	357	334
0.301% due 12/25/2036	53	48
4.255% due 10/25/2036	5,448	3,155
4.463% due 10/25/2036	3,808	2,628
5.595% due 10/25/2036	6,540	3,289
6.250% due 12/25/2036	7,145	719
6.250% due 02/25/2037	14,230	884
Bear Stearns Second Lien Trust
1.031% due 12/25/2036	21,100	542
Carrington Mortgage Loan Trust
0.331% due 06/25/2037	6,342	5,487
Citibank Credit Card Issuance Trust
0.302% due 04/24/2014	650	640
Citigroup Mortgage Loan Trust, Inc.
0.331% due 11/25/2036	1,129	1,042
Countrywide Asset-Backed Certificates
0.341% due 10/25/2046	214	208
0.491% due 05/25/2036	5,780	4,867
First Franklin Mortgage Loan Asset-Backed Certificates
0.341% due 04/25/2036	46	45
Franklin Auto Trust
1.233% due 10/20/2011	3,053	3,057
GSAA Trust
5.242% due 06/25/2034	282	263
HFC Home Equity Loan Asset-Backed Certificates
0.413% due 01/20/2036	3,435	2,865
1.033% due 11/20/2036	2,083	2,023
Home Equity Asset Trust
0.831% due 11/25/2032	8	3
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	615
HSI Asset Securitization Corp. Trust
0.281% due 10/25/2036	96	62
0.341% due 12/25/2036	9,000	3,053
Indymac Residential Asset-Backed Trust
0.751% due 10/25/2035	1,600	26
Irwin Home Equity Corp.
0.771% due 07/25/2032	258	127
JPMorgan Mortgage Acquisition Corp.
0.301% due 01/25/2037	4,630	4,259
0.304% due 11/25/2036	64	63
0.311% due 03/25/2037	301	278
0.321% due 10/25/2036	459	423
0.333% due 07/25/2036	9,064	8,439
Lehman XS Trust
0.381% due 04/25/2037	14,040	8,619
5.390% due 11/25/2035	17,388	7,547
Long Beach Mortgage Loan Trust
0.411% due 08/25/2035	19	19
0.511% due 10/25/2034	940	727
0.931% due 03/25/2032	55	39
Madison Avenue Manufactured Housing Contract
1.681% due 03/25/2032	15,397	12,853
Massachusetts Educational Financing Authority
1.232% due 04/25/2038	9,574	9,631
MASTR Asset-Backed Securities Trust
0.281% due 01/25/2037	8,448	2,752
MBNA Credit Card Master Note Trust
0.293% due 11/16/2015	3,000	2,906
Merrill Lynch Mortgage Investors, Inc.
0.411% due 09/25/2036	899	297
Morgan Stanley ABS Capital I
0.291% due 05/25/2037	7,579	6,761
Morgan Stanley IXIS Real Estate Capital Trust
0.341% due 11/25/2036	15,000	6,749
Morgan Stanley Mortgage Loan Trust
0.301% due 01/25/2047	4,624	3,955
Nationstar Home Equity Loan Trust
0.351% due 04/25/2037	2,953	2,741
Nationstar NIM Trust
8.000% due 06/25/2037	24	1
New Century Home Equity Loan Trust
0.411% due 05/25/2036	1,432	924
0.491% due 06/25/2035	1,312	1,030
Primus CLO Ltd.
0.517% due 07/15/2021	16,542	13,876
Renaissance Home Equity Loan Trust
0.671% due 08/25/2033	458	309
0.931% due 08/25/2032	10	5
1.331% due 09/25/2037	7,147	6,246
Residential Asset Mortgage Products, Inc.
0.301% due 02/25/2037	1,612	1,571
Residential Asset Securities Corp.
0.301% due 02/25/2037	1,217	1,158
0.341% due 07/25/2036	477	462
0.341% due 04/25/2037	2,685	2,542
SACO I, Inc.
0.611% due 11/25/2035	1,084	503
Salomon Brothers Mortgage Securities VII, Inc.
0.831% due 03/25/2032	76	73
Saxon Asset Securities Trust
8.285% due 12/25/2032	3,821	3,824
SBI HELOC Trust
0.401% due 08/25/2036	83	76
Securitized Asset-Backed Receivables LLC Trust
0.281% due 09/25/2036	60	60
0.311% due 11/25/2036	5,102	2,210
Soundview Home Equity Loan Trust
0.291% due 11/25/2036	998	536
0.311% due 06/25/2037	6,732	5,481
0.341% due 01/25/2037	9,833	7,348
0.381% due 06/25/2037	35,000	13,692
Specialty Underwriting & Residential Finance
0.331% due 11/25/2037	12,865	7,469
0.911% due 01/25/2034	50	27
Stone Tower CLO Ltd.
0.602% due 08/21/2013	2,936	2,739
Structured Asset Securities Corp.
0.281% due 09/25/2036	289	279
0.311% due 01/25/2037	278	260
0.431% due 11/25/2035	622	600
0.521% due 01/25/2033	713	618
Trapeza CDO I LLC
1.174% due 11/16/2034	1,000	181
WaMu Asset-Backed Certificates
0.341% due 01/25/2037	14,656	4,931
Wells Fargo Home Equity Trust
0.471% due 10/25/2035	408	397
0.481% due 12/25/2035	368	353
WMC Mortgage Loan Pass-Through Certificates
0.913% due 05/15/2030	177	160

Total Asset-Backed Securities (Cost $359,013)		224,535

	SHARES
PREFERRED STOCKS 0.2%
DG Funding Trust
2.532% due 12/31/2049	267	2,369

Total Preferred Stocks (Cost $2,003)		2,369

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.6%
REPURCHASE AGREEMENTS 0.1%
Credit Suisse Securities (USA) LLC
0.000% due 01/04/2010 $	$1,400	1,400
(Dated 12/31/2009. Collateralized by U.S. Cash Management Bills 0.349% due 06/10/2010 valued at $1,434. Repurchase proceeds are $1,400.)
State Street Bank and Trust Co.
0.005% due 01/04/2010	227	227
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $235. Repurchase proceeds are $227.)

		1,627

U.S. CASH MANAGEMENT BILLS 0.0%
0.198% due 04/01/2010 (c)	180	180

U.S. TREASURY BILLS 0.2%
0.110% due 03/11/2010 (c)	2,480	2,480

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 7.3%
	10,659,925	106,727

Total Short-Term Instruments (Cost $111,018)		111,014

Total Investments 100.0% (Cost $1,725,559)		$1,460,074
Other Assets and Liabilities (Net) 0.0%		584

Net Assets 100.0%		$1,460,659

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Affiliated to the Portfolio.

(c) Securities with an aggregate market value of $5,696 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(d) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $182,745 at a weighted average interest rate of 0.372%. On December 31, 2009, there were no open reverse repurchase agreements.

(e) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%)	07/20/2018	$2,589	$1,105	$0	$1,105
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%)	10/20/2020	500	230	0	230
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	2,000	787	0	787

					$2,122	$0	$2,122

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.500%)	12/20/2016	0.679%	$3,000	$33	$0	$33
AutoZone, Inc.	JPM	(0.650%)	12/20/2012	0.387%	3,000	(24)	0	(24)
AutoZone, Inc.	RBS	(0.810%)	12/20/2015	0.608%	2,500	(28)	0	(28)
BAE Systems Holdings, Inc.	UBS	(0.140%)	12/20/2011	0.505%	2,000	14	0	14
Bank of America Corp.	DUB	(0.180%)	12/20/2016	1.037%	10,000	521	0	521
Boston Scientific Corp.	UBS	(0.500%)	06/20/2011	0.361%	2,500	(6)	0	(6)
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	2.434%	3,000	257	0	257
Consumers Energy Co.	BOA	(0.090%)	03/20/2012	1.087%	3,000	65	0	65
Countrywide Financial Corp.	JPM	(0.710%)	06/20/2016	1.575%	5,000	245	0	245
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	0.426%	5,000	(10)	0	(10)
Daimler Finance N.A. LLC	BCLY	(0.580%)	09/20/2011	0.426%	4,000	(12)	0	(12)
Daimler Finance N.A. LLC	RBS	(0.480%)	09/20/2011	0.426%	5,000	(6)	0	(6)
Dominion Resources, Inc.	BOA	(0.455%)	03/20/2016	0.432%	3,000	(4)	0	(4)
HSBC Finance Corp.	BNP	(0.165%)	12/20/2013	0.923%	5,000	143	0	143
HSBC Finance Corp.	JPM	(0.220%)	06/20/2016	1.064%	3,000	145	0	145
iStar Financial, Inc.	RBS	(0.565%)	12/20/2013	20.905%	6,000	2,472	0	2,472
JPMorgan Chase & Co.	CITI	(4.050%)	09/20/2012	0.319%	5,863	(598)	0	(598)
Kerr-McGee Corp.	RBS	(0.160%)	09/20/2011	0.141%	4,100	(2)	0	(2)
Lennar Corp.	JPM	(0.660%)	12/20/2011	2.343%	3,000	95	0	95
Morgan Stanley	RBS	(0.275%)	12/20/2015	1.119%	3,000	135	0	135
Morgan Stanley	RBS	(0.320%)	12/20/2016	1.135%	5,000	246	0	246
ORIX Corp.	MLP	(0.280%)	12/20/2011	1.732%	5,000	140	0	140
Progress Energy, Inc.	MLP	(0.100%)	03/20/2011	0.263%	3,348	7	0	7
Rio Tinto Alcan, Inc.	JPM	(0.420%)	06/20/2015	0.409%	2,500	(2)	0	(2)
Sealed Air Corp.	MSC	(0.590%)	09/20/2013	0.777%	5,000	32	0	32
SLM Corp.	RBS	(0.190%)	12/20/2011	4.273%	8,000	601	0	601
Textron Financial Corp.	JPM	(0.110%)	06/20/2010	0.633%	2,000	5	0	5
Time Warner, Inc.	BCLY	(0.700%)	12/20/2016	0.595%	5,000	(34)	0	(34)
Weatherford International Ltd.	DUB	(0.410%)	12/20/2013	1.021%	2,500	57	0	57

						$4,487	$0	$4,487

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.048%	$3,000	$(2)	$0	$(2)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	$2,652	$(309)	$(411)	$102
CDX.IG-7 5-Year Index 10-15%	GSC	0.060%	12/20/2011	25,000	(263)	0	(263)
CDX.IG-7 5-Year Index 10-15%	JPM	0.068%	12/20/2011	75,000	(777)	0	(777)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016	25,000	(737)	0	(737)
CDX.IG-7 10-Year Index 15-30%	GSC	0.153%	12/20/2016	25,000	(744)	0	(744)
CDX.IG-7 10-Year Index 15-30%	MLP	0.145%	12/20/2016	25,000	(757)	0	(757)

					$(3,587)	$(411)	$(3,176)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	BCLY	$46,800	$(2,377)	$(2,443)	$66
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	CSFB	32,000	(1,626)	(1,768)	142

						$(4,003)	$(4,211)	$208

(f) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	01/01/2040	$4,000	$4,274	$4,242

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$226,175	$0	$226,175
U.S. Government Agencies	0	273,599	669	274,268
Mortgage-Backed Securities	0	610,075	8,381	618,456
Asset-Backed Securities	0	187,918	36,617	224,535
Short-Term Instruments	106,727	4,287	0	111,014
Other Investments+++	0	3,257	2,369	5,626

Investments, at value	$106,727	$1,305,311	$48,036	$1,460,074
Short Sales, at value	$0	$(4,242)	$0	$(4,242)
Financial Derivative Instruments++++	$0	$2,621	$1,018	$3,639

Total	$106,727	$1,303,690	$49,054	$1,459,471

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009+++++
U.S. Government Agencies	$231	$407	$1	$2	$28	$0	$669	$28
Mortgage-Backed Securities	0	(321)	9	7	47	8,639	8,381	13
Asset-Backed Securities	7,239	28,070	92	28	1,188	0	36,617	981
Other Investments+++	0	2,003	0	0	366	0	2,369	366

Investments, at value	$7,470	$30,159	$102	$37	$1,629	$8,639	$48,036	$1,388
Financial Derivative Instruments++++	$4,302	$0	$0	$0	$(2,179)	$(1,105)	$1,018	$(1,199)

Total	$11,772	$30,159	$102	$37	$(550)	$7,534	$49,054	$189

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2009 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

U.S. Government Sector Portfolio

December 31, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 10.7%
BANKING & FINANCE 9.6%
Bear Stearns Cos. LLC
0.482% due 08/15/2011	$100	$100
Citibank N.A.
1.875% due 05/07/2012	100,000	100,589
Citigroup, Inc.
2.125% due 04/30/2012	100,000	101,128
Goldman Sachs Group, Inc.
0.551% due 06/28/2010	11,600	11,615
0.684% due 10/07/2011	2,000	1,908
HSBC Finance Corp.
0.334% due 03/12/2010	8,100	8,095
JPMorgan Chase & Co.
0.454% due 01/17/2011	400	400
Kreditanstalt fuer Wiederaufbau
3.500% due 03/10/2014	200	206
Merrill Lynch & Co., Inc.
0.498% due 02/05/2010	100	100
Morgan Stanley
0.534% due 01/18/2011	100	100
2.372% due 05/14/2010	200	202
New York Community Bank
3.000% due 12/16/2011	20,000	20,550
Regions Bank
3.250% due 12/09/2011	45,000	46,718
SunTrust Bank
3.000% due 11/16/2011	45,000	46,454
U.S. Trade Funding Corp.
4.260% due 11/15/2014	6,733	7,249

		345,414

INDUSTRIALS 0.4%
CVS Caremark Corp.
0.556% due 06/01/2010	14,100	14,107
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	500	520

		14,627

UTILITIES 0.7%
AT&T, Inc.
0.378% due 02/05/2010	5,300	5,301
BellSouth Corp.
4.950% due 04/26/2021	16,600	16,811
Ohio Power Co.
0.464% due 04/05/2010	2,400	2,400

		24,512

Total Corporate Bonds & Notes (Cost $380,020)		384,553

MUNICIPAL BONDS & NOTES 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,400	2,024
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	2,020	1,965
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,124

Total Municipal Bonds & Notes (Cost $5,353)		5,113

U.S. GOVERNMENT AGENCIES 27.4%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	36,765
Fannie Mae
0.291% due 12/25/2036	3,492	3,346
0.351% due 03/25/2034	1,629	1,470
0.361% due 03/25/2036	2,768	2,342
0.451% due 07/25/2032	883	795
0.471% due 06/25/2033	1,318	1,256
0.491% due 06/25/2032	2	2
0.551% due 03/25/2032	634	612
0.571% due 11/25/2032	10	9
0.581% due 05/25/2042	793	718
0.700% due 08/25/2021 - 03/25/2022	116	115
0.850% due 08/25/2022	32	32
0.950% due 04/25/2022	50	50
1.000% due 11/23/2011	260,000	259,515
1.131% due 04/25/2032	861	864
1.828% due 10/01/2044	4,124	4,006
1.832% due 02/01/2041 - 09/01/2044	11,758	11,659
2.032% due 11/01/2030	2	2
2.553% due 11/01/2035	2,526	2,541
2.565% due 11/01/2035	1,274	1,282
2.632% due 10/01/2032	52	53
2.662% due 11/01/2020	27	27
2.783% due 03/01/2018	23	23
2.857% due 12/01/2029	10	10
3.007% due 06/01/2021	1,898	1,907
3.077% due 07/01/2018	492	501
3.117% due 06/01/2032	4	4
3.125% due 09/01/2022	5	5
3.143% due 12/01/2022	43	44
3.145% due 09/01/2028	37	38
3.156% due 09/01/2031	86	89
3.164% due 05/01/2025	15	16
3.250% due 05/01/2022	13	13
3.305% due 05/01/2032	14	15
3.347% due 10/01/2025	38	40
3.510% due 12/01/2032	9	9
3.519% due 01/01/2029	25	25
3.544% due 08/01/2036	746	772
3.597% due 03/01/2026	21	21
3.970% due 02/01/2026	13	13
4.105% due 01/01/2018	38	39
4.125% due 09/01/2017 - 01/01/2018	38	39
4.412% due 09/01/2033	5	5
4.500% due 04/25/2016 - 09/25/2020	12,756	13,048
4.525% due 12/01/2031	11	11
4.613% due 12/01/2029	8	8
4.650% due 08/01/2014	28	28
4.739% due 03/01/2035	2,942	3,064
4.748% due 01/01/2036	5,256	5,420
4.753% due 12/01/2029	26	26
4.849% due 12/01/2035	589	602
4.972% due 08/01/2028	13	14
5.000% due 01/25/2017 - 01/01/2040	8,850	9,077
5.401% due 06/01/2025	19	19
5.436% due 09/01/2026	768	811
5.500% due 01/01/2027 - 12/01/2038	91,717	95,985
5.500% due 05/01/2038 - 11/01/2038 (e)	31,482	32,996
5.650% due 11/01/2014	20	20
5.800% due 02/09/2026	30,000	30,147
5.950% due 02/25/2044	4,526	4,850
6.000% due 05/01/2037	3,213	3,413
Farmer Mac
7.337% due 07/25/2011	1,648	1,624
Federal Home Loan Bank
4.625% due 09/11/2020	30,800	30,742
6.640% due 12/13/2016	75	89
Financing Corp.
0.000% due 06/06/2013	70	64
Freddie Mac
0.000% due 12/11/2025	9,084	3,782
0.471% due 07/25/2031	556	524
0.583% due 12/15/2030 - 06/15/2031	2,286	2,281
0.633% due 11/15/2016 - 03/15/2017	3,229	3,219
0.733% due 06/15/2030 - 12/15/2032	847	844
0.783% due 06/15/2031	264	263
0.950% due 02/15/2027	24	24
1.832% due 10/25/2044 - 02/25/2045	7,663	7,264
2.032% due 07/25/2044	3,859	3,679
3.056% due 07/01/2020	165	168
3.083% due 05/01/2032	19	20
3.123% due 10/01/2031	9	9
3.160% due 04/01/2027	18	19
3.163% due 03/01/2025	1	1
3.217% due 08/01/2019	45	45
3.231% due 08/01/2031	3	3
3.237% due 02/01/2024	45	46
3.403% due 07/01/2029	21	22
3.475% due 01/01/2032	42	43
3.537% due 02/01/2032	8	9
3.732% due 02/01/2018	49	49
3.850% due 02/01/2032	19	20
4.065% due 08/01/2020	35	35
4.130% due 02/01/2025	11	12
4.250% due 05/22/2013 - 02/15/2025	1,604	1,617
4.365% due 12/01/2031	8	9
4.500% due 07/06/2010 - 09/15/2035	20,892	20,244
4.643% due 02/01/2035	5,624	5,891
4.700% due 06/01/2035 (e)	14,036	14,489
5.000% due 01/15/2018 - 01/15/2034	20,879	21,497
5.084% due 03/01/2035	360	378
5.400% due 03/17/2021	500	532
5.500% due 08/15/2030 - 08/01/2038	12,255	12,719
6.500% due 10/25/2043	1,639	1,777
Ginnie Mae
3.625% due 07/20/2025 - 08/20/2026	926	948
4.125% due 10/20/2023 - 10/20/2024	129	132
4.250% due 02/20/2030	1,609	1,661
4.375% due 04/20/2023 - 04/20/2032	1,555	1,600
5.000% due 05/20/2034	28,081	28,021
8.500% due 03/20/2025	67	74
Israel Government AID Bond
0.000% due 11/01/2024	178,000	82,305
5.500% due 09/18/2023 - 04/26/2024	98,505	105,243
Residual Funding Strip
0.000% due 10/15/2019	80	52
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	732	727
1.000% due 03/25/2025 - 07/25/2025	592	589
1.100% due 01/25/2019 - 11/25/2024	797	793
4.500% due 03/01/2023	899	929
4.760% due 09/01/2025	24,697	25,721
4.770% due 04/01/2024	6,897	7,181
4.875% due 09/10/2013	1,072	1,116
4.930% due 01/01/2024	5,624	5,887
5.136% due 08/10/2013	6,826	7,174
5.240% due 08/01/2023	3,620	3,773
7.060% due 11/01/2019	837	909
7.220% due 11/01/2020	861	940
7.449% due 08/01/2010	100	103
8.017% due 02/10/2010	580	585
Tennessee Valley Authority
5.500% due 06/15/2038	35,000	35,679
6.250% due 12/15/2017	480	548
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,335
5.190% due 08/01/2016	5,000	5,306

Total U.S. Government Agencies (Cost $983,354)		987,012

U.S. TREASURY OBLIGATIONS 20.8%
U.S. Treasury Bonds
3.500% due 02/15/2039	170,000	139,294
4.250% due 05/15/2039	1,120	1,051
5.375% due 02/15/2031	67,221	74,300
6.125% due 11/15/2027 (e)	100,000	119,156
6.250% due 08/15/2023	35,400	42,292
8.125% due 08/15/2019	22,610	30,439
U.S. Treasury Notes
1.000% due 07/31/2011 (e)	3,846	3,853
1.000% due 10/31/2011 (e)	24,551	24,537
2.375% due 10/31/2014	90	89
2.375% due 08/31/2014 (e)	249,000	247,249
2.625% due 06/30/2014	11,800	11,889
3.375% due 11/15/2019	20,000	19,244
4.000% due 08/15/2018 (e)	35,900	36,677

Total U.S. Treasury Obligations (Cost $782,194)		750,070

MORTGAGE-BACKED SECURITIES 9.3%
Bear Stearns Adjustable Rate Mortgage Trust
3.131% due 11/25/2034	3,810	3,525
3.770% due 01/25/2034	808	716
4.199% due 04/25/2033	48	45
4.456% due 02/25/2033	104	97
4.990% due 04/25/2033	506	449
5.425% due 04/25/2033	667	632
Bear Stearns Alt-A Trust
0.391% due 02/25/2034	4,879	3,281
5.618% due 11/25/2036	39,993	23,181
5.654% due 11/25/2036	30,320	17,074
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	50	50
Bear Stearns Mortgage Funding Trust
0.301% due 02/25/2037	3,090	2,997
CBA Commercial Small Balance Commercial Mortgage
0.511% due 12/25/2036	3,429	2,326
CC Mortgage Funding Corp.
0.361% due 05/25/2048	8,077	3,276
0.481% due 08/25/2035	1,665	1,008
Citigroup Mortgage Loan Trust, Inc.
2.990% due 12/25/2035	3,179	2,810
Countrywide Alternative Loan Trust
0.313% due 09/20/2046	792	785
0.391% due 02/25/2047	1,478	726
0.411% due 05/25/2047	9,179	4,611
0.413% due 02/20/2047	12,369	5,784
0.431% due 05/25/2036	906	413
0.441% due 05/25/2035	1,947	1,098
0.443% due 03/20/2046	9,614	4,717
0.511% due 12/25/2035	760	459
1.544% due 02/25/2036	905	478
5.500% due 03/25/2036	6,130	4,444
Countrywide Home Loan Mortgage Pass-Through Trust
0.461% due 05/25/2035	3,193	1,729
0.521% due 04/25/2035	673	356
0.561% due 02/25/2035	2,026	1,272
0.571% due 02/25/2035	1,199	788
3.238% due 04/25/2035	1,066	677
5.740% due 09/20/2036	14,639	8,361
CS First Boston Mortgage Securities Corp.
2.343% due 05/25/2032	45	43
3.499% due 06/25/2032	53	47
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.301% due 01/25/2047	612	580
0.311% due 02/25/2037	623	602
Downey Savings & Loan Association Mortgage Loan Trust
0.493% due 08/19/2045	1,635	867
First Republic Mortgage Loan Trust
0.483% due 11/15/2030	681	629
0.711% due 06/25/2030	608	554
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	389	401
Greenpoint Mortgage Funding Trust
0.311% due 01/25/2047	5,635	4,892
0.451% due 06/25/2045	1,520	790
GS Mortgage Securities Corp. II
0.325% due 03/06/2020	10,080	9,595
GSR Mortgage Loan Trust
4.092% due 04/25/2036	10,110	7,317
GSRPM Mortgage Loan Trust
0.931% due 01/25/2032	197	173
Harborview Mortgage Loan Trust
0.323% due 01/19/2038	1,461	1,437
0.363% due 04/19/2038	3,952	2,063
0.453% due 05/19/2035	4,038	2,093
0.603% due 02/19/2034	1,060	860
Impac CMB Trust
1.231% due 07/25/2033	184	143
Indymac Index Mortgage Loan Trust
0.321% due 11/25/2046	1,964	1,846
0.551% due 02/25/2035	5,953	3,702
JPMorgan Mortgage Trust
5.004% due 07/25/2035	4,404	3,999
5.324% due 02/25/2036	8,188	7,525
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021	2,394	2,229
MASTR Adjustable Rate Mortgages Trust
3.186% due 05/25/2034	526	455
MASTR Asset Securitization Trust
4.500% due 03/25/2018	941	937
5.500% due 09/25/2033	845	860
Merrill Lynch Floating Trust
0.303% due 06/15/2022	3,545	3,204
Merrill Lynch Mortgage Investors, Inc.
2.067% due 12/25/2032	405	376
Morgan Stanley Capital I
0.294% due 10/15/2020	11,842	10,476
4.490% due 01/13/2041	350	355
Prime Mortgage Trust
5.000% due 02/25/2019	2,344	2,339
Residential Accredit Loans, Inc.
0.531% due 08/25/2035	2,967	1,542
0.631% due 03/25/2033	4,231	3,600
1.904% due 09/25/2045	1,229	606
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	331	325
8.500% due 10/25/2031	1,277	1,214
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	148	148
Sequoia Mortgage Trust
0.583% due 10/19/2026	2,401	1,796
0.583% due 07/20/2033	3,212	2,316
0.703% due 07/20/2033	2,259	1,350
Structured Adjustable Rate Mortgage Loan Trust
1.881% due 01/25/2035	1,007	476
Structured Asset Mortgage Investments, Inc.
0.301% due 08/25/2036	722	714
0.331% due 09/25/2047	1,042	985
0.451% due 05/25/2036	38,214	19,033
0.523% due 07/19/2034	525	431
0.583% due 03/19/2034	1,066	907
Structured Asset Securities Corp.
0.281% due 05/25/2036	986	941
3.716% due 10/25/2035	2,555	2,103
TBW Mortgage-Backed Pass-Through Certificates
0.331% due 09/25/2036	21	21
0.341% due 01/25/2037	2,461	2,170
Thornburg Mortgage Securities Trust
0.331% due 03/25/2037	13,876	13,232
0.341% due 11/25/2046	10,330	9,939
0.351% due 10/25/2046	13,410	13,156
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/2021	30,674	26,171
WaMu Mortgage Pass-Through Certificates
0.461% due 04/25/2045	4,765	3,515
0.491% due 11/25/2045	3,351	2,404
0.501% due 12/25/2045	1,971	1,381
1.274% due 01/25/2047	2,685	1,636
1.354% due 12/25/2046	5,278	2,938
1.524% due 06/25/2046	7,365	4,790
1.544% due 02/25/2046	5,514	3,138
1.744% due 11/25/2042	1,225	805
1.903% due 05/25/2041	517	469
2.759% due 05/25/2046	1,308	548
2.759% due 10/25/2046	2,846	1,700
2.772% due 07/25/2046	13,159	8,543
2.772% due 08/25/2046	33,424	19,738
2.772% due 09/25/2046	5,423	3,055
2.772% due 12/25/2046	3,014	1,636
3.668% due 03/25/2034	570	519
Washington Mutual MSC Mortgage Pass-Through Certificates
3.541% due 05/25/2033	121	85
4.348% due 02/25/2033	5	4
4.414% due 02/25/2033	68	54
Wells Fargo Mortgage-Backed Securities Trust
3.418% due 07/25/2035	4,963	4,818
4.471% due 11/25/2033	437	430

Total Mortgage-Backed Securities (Cost $486,865)		334,936

ASSET-BACKED SECURITIES 2.6%
Accredited Mortgage Loan Trust
0.281% due 02/25/2037	1,294	1,252
ACE Securities Corp.
0.281% due 08/25/2036	935	754
Asset-Backed Securities Corp. Home Equity
0.281% due 12/25/2036	243	229
0.311% due 05/25/2037	605	438
0.493% due 06/15/2031	486	307
0.773% due 11/15/2031	42	32
Bear Stearns Asset-Backed Securities Trust
0.271% due 02/25/2037	115	110
0.281% due 11/25/2036	1,732	1,620
0.301% due 12/25/2036	786	710
0.316% due 10/25/2036	1,067	979
0.341% due 11/25/2036	6,744	4,459
0.891% due 10/25/2032	132	114
Carrington Mortgage Loan Trust
0.281% due 10/25/2036	1,210	1,182
0.281% due 12/25/2036	1,690	1,452
0.391% due 01/25/2036	1,391	1,345
0.551% due 10/25/2035	1,634	1,504
CIT Group Home Equity Loan Trust
0.501% due 06/25/2033	252	182
Citigroup Mortgage Loan Trust, Inc.
0.271% due 12/25/2036	2,002	1,688
0.291% due 05/25/2037	1,676	1,479
0.341% due 08/25/2036	1,299	1,048
0.341% due 03/25/2037	770	652
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,417	1,068
Countrywide Asset-Backed Certificates
0.281% due 03/25/2047	118	118
0.281% due 05/25/2047	1,406	1,356
0.291% due 03/25/2037	15	15
0.311% due 10/25/2047	1,034	941
0.331% due 09/25/2037	1,055	984
0.331% due 09/25/2047	1,569	1,458
0.391% due 02/25/2036	242	233
0.411% due 09/25/2036	3,025	2,359
0.421% due 06/25/2036	2,150	1,782
Credit-Based Asset Servicing & Securitization LLC
0.301% due 01/25/2037	2,059	970
0.321% due 12/25/2037	242	240
CS First Boston Mortgage Securities Corp.
0.851% due 01/25/2032	125	96
First Franklin Mortgage Loan Asset-Backed Certificates
0.271% due 09/25/2036	602	594
0.271% due 01/25/2038	799	776
0.301% due 12/25/2037	292	286
0.601% due 12/25/2034	111	99
Fremont Home Loan Trust
0.281% due 10/25/2036	617	547
GE-WMC Mortgage Securities LLC
0.271% due 08/25/2036	122	43
GSAMP Trust
0.271% due 10/25/2046	69	69
0.301% due 12/25/2036	2,235	1,415
0.321% due 11/25/2035	271	30
Home Equity Asset Trust
0.291% due 05/25/2037	810	762
1.151% due 02/25/2033	1	0
HSI Asset Securitization Corp. Trust
0.281% due 10/25/2036	1,663	1,077
0.281% due 12/25/2036	642	585
Indymac Residential Asset-Backed Trust
0.291% due 04/25/2037	319	316
0.311% due 07/25/2037	986	955
0.361% due 04/25/2047	1,472	1,403
IXIS Real Estate Capital Trust
0.291% due 05/25/2037	50	17
JPMorgan Mortgage Acquisition Corp.
0.281% due 07/25/2036	537	525
0.281% due 08/25/2036	213	211
0.281% due 10/25/2036	3,841	3,544
0.291% due 03/25/2047	1,406	1,019
0.304% due 11/25/2036	102	100
0.311% due 08/25/2036	74	48
0.311% due 03/25/2037	1,002	926
LA Arena Funding LLC
7.656% due 12/15/2026	74	71
Lehman ABS Mortgage Loan Trust
0.321% due 06/25/2037	1,211	633
Long Beach Mortgage Loan Trust
0.271% due 11/25/2036	73	73
0.411% due 08/25/2035	19	19
0.511% due 10/25/2034	1,548	1,197
MASTR Asset-Backed Securities Trust
0.281% due 11/25/2036	609	468
0.291% due 11/25/2036	783	777
0.311% due 05/25/2037	1,539	1,390
Merrill Lynch First Franklin Mortgage Loan Trust
0.291% due 07/25/2037	2,360	2,242
Merrill Lynch Mortgage Investors, Inc.
0.301% due 07/25/2037	698	669
0.351% due 02/25/2037	965	570
Mid-State Trust
7.340% due 07/01/2035	251	248
Morgan Stanley ABS Capital I
0.271% due 10/25/2036	1,221	1,184
0.281% due 09/25/2036	576	570
0.281% due 10/25/2036	517	505
0.281% due 11/25/2036	1,729	1,697
0.291% due 05/25/2037	7,853	6,815
Morgan Stanley Home Equity Loan Trust
0.281% due 12/25/2036	1,636	1,590
Morgan Stanley IXIS Real Estate Capital Trust
0.281% due 11/25/2036	723	710
Morgan Stanley Mortgage Loan Trust
0.301% due 01/25/2047	2,820	2,412
Nationstar Home Equity Loan Trust
0.291% due 03/25/2037	614	599
0.351% due 04/25/2037	963	894
New Century Home Equity Loan Trust
0.411% due 05/25/2036	1,933	1,248
0.491% due 06/25/2035	796	654
Option One Mortgage Loan Trust
0.281% due 01/25/2037	462	458
0.291% due 07/25/2037	979	935
Renaissance Home Equity Loan Trust
0.931% due 08/25/2032	2	1
Residential Asset Mortgage Products, Inc.
0.301% due 02/25/2037	862	840
0.331% due 08/25/2046	288	283
Residential Asset Securities Corp.
0.291% due 01/25/2037	1,677	1,621
0.301% due 02/25/2037	791	753
0.341% due 04/25/2037	1,229	1,163
Salomon Brothers Mortgage Securities VII, Inc.
0.831% due 03/25/2032	58	55
1.150% due 01/25/2032	147	82
Saxon Asset Securities Trust
0.751% due 08/25/2032	11	9
SBI HELOC Trust
0.401% due 08/25/2036	773	701
Securitized Asset-Backed Receivables LLC Trust
0.271% due 01/25/2037	1,718	1,587
0.281% due 09/25/2036	107	106
0.291% due 12/25/2036	2,910	1,392
0.311% due 11/25/2036	990	429
Soundview Home Equity Loan Trust
0.291% due 11/25/2036	1,170	628
0.311% due 06/25/2037	1,785	1,453
Specialty Underwriting & Residential Finance
0.291% due 01/25/2038	1,690	1,239
Structured Asset Investment Loan Trust
0.271% due 09/25/2036	201	199
0.281% due 07/25/2036	1,690	1,607
Structured Asset Securities Corp.
0.311% due 01/25/2037	648	607
0.331% due 01/25/2037	1,542	956
0.631% due 05/25/2034	487	400
Truman Capital Mortgage Loan Trust
0.571% due 01/25/2034	47	45
WaMu Asset-Backed Certificates
0.281% due 01/25/2037	2,146	1,614
Wells Fargo Home Equity Trust
0.331% due 03/25/2037	153	152

Total Asset-Backed Securities (Cost $114,662)		95,053

SOVEREIGN ISSUES 0.0%
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014	420	417

Total Sovereign Issues (Cost $429)		417

SHORT-TERM INSTRUMENTS 28.5%
COMMERCIAL PAPER 0.0%
Federal Home Loan Bank
0.073% due 01/13/2010	1,000	1,000

TIME DEPOSITS 1.4%
State Street Bank and Trust Grand Cayman
0.000% due 01/04/2010	50,000	50,000

REPURCHASE AGREEMENTS 1.6%
JPMorgan Chase Bank N.A.
0.000% due 01/04/2010	51,300	51,300
(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $52,448. Repurchase proceeds are $51,300.)
State Street Bank and Trust Co.
0.005% due 01/04/2010	4,831	4,831
(Dated 12/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 01/14/2010 valued at $4,930. Repurchase proceeds are $4,831.)

		56,131

U.S. CASH MANAGEMENT BILLS 0.1%
0.143% due 04/01/2010 (c)	4,290	4,290

U.S. TREASURY BILLS 0.3%
0.137% due 03/25/2010 - 04/08/2010 (a)(c)(e)	12,448	12,447

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 25.1%
	90,452,785	905,613

Total Short-Term Instruments (Cost $1,029,684)		1,029,481

Total Investments 99.4% (Cost $3,782,561)		$3,586,635
Written Options (g) (0.8%) (Premiums $15,819)		(28,877)
Other Assets and Liabilities (Net) 1.4%		50,370

Net Assets 100.0%		$3,608,128

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Affiliated to the Porfolio.

(c) Securities with an aggregate market value of $16,718 have been pledged as collateral for swap and swaption contracts on December 31, 2009.

(d) The average amount of borrowings while outstanding during the period ended December 31, 2009 was $196,810 at a weighted average interest rate of 0.057%. On December 31, 2009, there were no open reverse repurchase agreements.

(e) Securities with an aggregate market value of $29,842 and cash of $133 have been pledged as collateral for the following open futures contracts on December 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	5,351	$5,650
90-Day Eurodollar June Futures	Long	06/2010	4,002	9,786
90-Day Eurodollar March Futures	Long	03/2010	14,154	64,523
90-Day Eurodollar September Futures	Long	09/2010	98	86
U.S. Treasury 2-Year Note March Futures	Long	03/2010	7,144	(8,646)
U.S. Treasury 5-Year Note March Futures	Long	03/2010	2,322	(6,132)
U.S. Treasury 10-Year Note March Futures	Long	03/2010	2,296	(6,107)

				$59,160

(f) Swap agreements outstanding on December 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.690%	$3,640	$10	$0	$10
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.048%	3,000	(2)	0	(2)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.048%	1,800	2	0	2

						$10	$0	$10

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS	$223,600	$11,358	$9,042	$2,316

(g) Written options outstanding on December 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	SMarket Value
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$13,500	$106	$40
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	92,700	766	274
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,500,000	14,619	28,440
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	41,600	328	123

							$15,819	$28,877

(h) Short sales outstanding on December 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2040	$6,000	$6,231	$6,135
Fannie Mae	5.500%	01/01/2040	51,600	54,365	54,019
Fannie Mae	5.500%	02/01/2040	66,000	69,197	68,867
Fannie Mae	6.000%	02/01/2040	2,000	2,131	2,112

				$131,924	$131,133

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$377,304	$7,249	$384,553
U.S. Government Agencies	0	985,388	1,624	987,012
U.S. Treasury Obligations	0	750,070	0	750,070
Mortgage-Backed Securities	0	332,610	2,326	334,936
Short-Term Instruments	905,613	123,868	0	1,029,481
Other Investments+++	0	100,583	0	100,583

Investments, at value	$905,613	$2,669,823	$11,199	$3,586,635
Short Sales, at value	$0	$(131,133)	$0	$(131,133)
Financial Derivative Instruments++++	$59,160	$(26,551)	$0	$32,609

Total	$964,773	$2,512,139	$11,199	$3,488,111

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2009++++
Corporate Bonds & Notes	$0	$(1,552)	$0	$0	$(179)	$8,980	$7,249	$(48)
U.S. Government Agencies	1,751	(102)	0	0	(25)	0	1,624	(25)
Mortgage-Backed Securities	0	(532)	0	0	1,073	1,785	2,326	780
Other Investments+++	71	(24)	0	0	(2)	(45)	0	0

Investments, at value	$1,822	$(2,210)	$0	$0	$867	$10,720	$11,199	$707

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

1. Basis for Consolidation of the PIMCO CommodityRealReturn Strategy Fund®

The PIMCO Cayman Commodity Fund I Ltd. (the “CRRS Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund ® (the ‘CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the CRRS Subsidiary on August 1, 2006, comprising the entire issued share capital of the CRRS Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CRRS Subsidiary, shares issued by the CRRS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CRRS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CRRS Subsidiary. As of December 31, 2009, net assets of the CRRS Fund were approximately $16.1 billion, of which approximately $2.6 billion, or approximately 16.2%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the CRRS Subsidiary.

2. Basis for Consolidation of the PIMCO Global Multi-Asset Fund

The PIMCO Cayman Commodity Fund II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the Global Multi-Asset Fund (“the GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary on December 10, 2008, comprising the entire issued share capital of the GMA Subsidiary with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of December 31, 2009, net assets of the GMA Fund were approximately $1.6 billion, of which approximately $20.7 million, or approximately 1.3%, represented the GMA Fund’s ownership of all issued shares and voting rights of the GMA Subsidiary.

3. Significant Accounting Policies

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Fund.

4. Federal Income Tax Matters

The CRRS and GMA Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS and GMA Funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS and GMA Funds in which the IRS specifically concluded that income derived from the CRRS and GMA Funds’ investment in the CRRS and GMA Subsidiaries, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS and GMA Fund. Based on such rulings, the CRRS and GMA Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CRRS Subsidiary’s and GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the CRRS and GMA Funds as a deductible amount for Federal income tax purposes. Note that the loss from the CRRS Subsidiary’s and GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future CRRS Subsidiary’s and GMA Subsidiary’s income in subsequent years. However, if the CRRS Subsidiary’s and GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CRRS and GMA Funds as income for Federal income tax purposes.

To the extent the All Asset, All Asset All Authority and Global Multi-Asset Funds invest in the CRRS and GMA Funds, an Underlying PIMCO Funds, the All Asset, All Asset All Authority and Global Multi-Asset Funds may be subject to additional tax risk.

As of December 31, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset All Authority Fund	$179,442	$(154,917)	$24,525
All Asset Fund	858,169	(296,861)	561,308
California Intermediate Municipal Bond Fund	2,226	(2,936)	(710)
California Short Duration Municipal Income Fund	3,189	(244)	2,945
CommodityRealReturn Strategy Fund®	452,151	(127,623)	324,528
Convertible Fund	62,696	(22,471)	40,225
Developing Local Markets Fund	19,905	(52,199)	(32,294)
Diversified Income Fund	134,953	(85,585)	49,368
EM Fundamental IndexPLUSTM TR Strategy Fund	8,378	(996)	7,382
Emerging Local Bond Fund	56,073	(46,173)	9,900
Emerging Markets and Infrastructure Bond Fund	1,069	(436)	633
Emerging Markets Bond Fund	177,836	(34,515)	143,321
Extended Duration Fund	723	(19,676)	(18,953)
Floating Income Fund	23,838	(37,006)	(13,168)
Foreign Bond Fund (Unhedged)	51,398	(151,979)	(100,581)
Foreign Bond Fund (U.S. Dollar-Hedged)	113,375	(123,055)	(9,680)
Fundamental Advantage Total Return Strategy Fund	19,868	(16,406)	3,462
Fundamental IndexPLUSTM Fund	1,144	(6,656)	(5,512)
Fundamental IndexPLUSTM TR Fund	10,738	(11,792)	(1,054)
Global Advantage Strategy Bond Fund	16,768	(5,968)	10,800
Global Bond Fund (Unhedged)	23,171	(54,343)	(31,172)
Global Bond Fund (U.S. Dollar-Hedged)	5,273	(10,370)	(5,097)
Global Multi-Asset Fund	49,647	(11,950)	37,697
GNMA Fund	19,446	(18,985)	461
Government Money Market Fund	0	0	0
High Yield Fund	598,560	(267,839)	330,721
High Yield Municipal Bond Fund	7,277	(31,301)	(24,024)
Income Fund	25,069	(13,411)	11,658
International StocksPLUS® TR Strategy Fund (Unhedged)	2,426	(2,117)	309
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	6,018	(16,674)	(10,656)
Investment Grade Corporate Bond Fund	514,104	(28,635)	485,469
Long Duration Total Return Fund	172,840	(85,926)	86,914
Long-Term Credit Fund	64,082	(4,971)	59,111
Long-Term U.S. Government Fund	20,152	(93,064)	(72,912)
Low Duration Fund	262,183	(281,793)	(19,610)
Low Duration Fund II	8,485	(6,543)	1,942
Low Duration Fund III	2,786	(2,577)	209
Moderate Duration Fund	47,353	(23,675)	23,678
Money Market Fund	0	0	0
Mortgage-Backed Securities Fund	23,492	(46,667)	(23,175)
Municipal Bond Fund	10,167	(20,175)	(10,008)
MuniGO Fund	334	(113)	221
New York Municipal Bond Fund	7,054	(3,122)	3,932
Real Income 2019 Fund	10	(2)	8
Real Income 2029 Fund	7	(2)	5
Real Return Asset Fund	155,735	(47,266)	108,469
Real Return Fund	544,007	(170,909)	373,098
RealEstateRealReturn Strategy Fund	2,941	(7,321)	(4,380)
RealRetirement® 2010 Fund	116	(426)	(310)
RealRetirement® 2020 Fund	116	(480)	(364)
RealRetirement® 2030 Fund	117	(513)	(396)
RealRetirement® 2040 Fund	118	(550)	(432)
RealRetirement® 2050 Fund	118	(484)	(366)
Short Duration Municipal Income Fund	2,587	(5,175)	(2,588)
Short-Term Fund	100,889	(138,252)	(37,363)
Small Cap StocksPLUS® TR Fund	4,001	(2,173)	1,828
StocksPLUS® Fund	7,800	(23,233)	(15,433)
StocksPLUS® Long Duration Fund	19,063	(12,072)	6,991
StocksPLUS® Total Return Fund	6,464	(8,354)	(1,890)
StocksPLUS® TR Short Strategy Fund	11,532	(8,392)	3,140
Tax Managed Real Return Fund	34	(10)	24
Total Return Fund	5,762,339	(2,832,688)	2,929,651
Total Return Fund II	87,767	(40,015)	47,752
Total Return Fund III	107,914	(55,884)	52,030
Unconstrained Bond Fund	97,050	(32,645)	64,405
Unconstrained Tax Managed Bond Fund	939	(296)	643
Asset-Backed Securities Portfolio	14,868	(163,351)	(148,483)
Developing Local Markets Portfolio	18,395	(9,515)	8,880
Emerging Markets Portfolio	13,605	(3,723)	9,882
High Yield Portfolio	26,870	(25,323)	1,547
International Portfolio	58,784	(136,508)	(77,724)
Investment Grade Corporate Portfolio	288,522	(130,878)	157,644
Long Duration Corporate Bond Portfolio	97,116	(14,466)	82,650
Mortgage Portfolio	292,290	(359,482)	(67,192)
Municipal Sector Portfolio	60,256	(11,169)	49,087
Real Return Portfolio	10,016	(3,281)	6,735
Short-Term Floating NAV Portfolio	2,918	(1,740)	1,178
Short-Term Floating NAV Portfolio II	210	(140)	70
Short-Term Portfolio	17,786	(283,271)	(265,485)
U.S. Government Sector Portfolio	22,397	(218,323)	(195,926)

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	SSB	State Street Bank and Trust Co.
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	SPGCCLP	S&P GSCI Crude Oil Index
CDX.HY	Credit Derivatives Index - High Yield	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	SPGCCNTR	S&P GSCI Corn Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	SPGCICTR	S&P GSCI Total Return Index
CDX.NA	Credit Derivatives Index - North America	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	SPGCKWP	S&P GSCI Kansas Wheat Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCWHP	S&P GSCI Wheat Index
CMBX	Commercial Mortgage-Backed Index	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
CPI	Consumer Price Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread
DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FNMA	Federal National Mortgage Association	NPFGC	National Public Finance Guarantee Corporation
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CM	California Mortgage Insurance	HUD	U.S. Department of Housing and Urban Development	ST	State
CR	Custodial Receipts	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance
FHA	Federal Housing Administration	MAIA	Michigan Association of Insurance Agents
FHLMC	Federal Home Loan Mortgage Corporation	MBIA	Municipal Bond Investors Assurance

Other Abbreviations:
AID	Agency International Development	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CLO	Collateralized Loan Obligation	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
FFR	Federal Funds Rate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	February 26, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	February 26, 2010